UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23580

DIMENSIONAL ETF TRUST

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional ETF Trust,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 – April 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Period Ended: April 30, 2024 (Unaudited)

DIMENSIONAL ETF TRUST

Dimensional US Core Equity Market ETF

Dimensional US Core Equity 1 ETF

Dimensional US High Profitability ETF

Dimensional US Large Cap Value ETF

Dimensional US Small Cap Value ETF

Dimensional US Large Cap Vector ETF

Dimensional US Real Estate ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling collect to (512) 306-7400, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

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DIMENSIONAL ETF TRUST

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Investment Footnotes
*	Non-Income Producing Securities
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/ or Non-Income Producing Securities.
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan
§	Affiliated Fund
@	Security purchased with cash collateral received from Securities on Loan

Financial Highlights
(a)	Computed using average shares outstanding
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Not annualized for periods less than one year
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year
(f)	Excludes impact of in-kind transactions

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations.

2

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DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the period indicated.

For the period ended April 30, 2024

Expense Tables

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratio	Expenses Paid During Period (a)
Dimensional US Core Equity Market ETE

Actual Fund Return	$1,000.00	$1,209.60	0.12%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60
Dimensional US Core Equity 1 ETE

Actual Fund Return	$1,000.00	$1,209.50	0.14%	$0.77
Hypothetical 5% Annual Return	$1,000.00	$1,024.17	0.14%	$0.70
Dimensional US High Profitability ETE

Actual Fund Return	$1,000.00	$1,202.60	0.20%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratio	Expenses Paid During Period (a)
Dimensional US Large Cap Value ETF

Actual Fund Return	$1,000.00	$1,217.40	0.22%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
Dimensional US Small Cap Value ETF

Actual Fund Return	$1,000.00	$1,188.30	0.29%	$1.58
Hypothetical 5% Annual Return	$1,000.00	$1,023.42	0.29%	$1.46
Dimensional US Large Cap Vector ETF

Actual Fund Return (b)	$1,000.00	$1,192.80	0.22%	$1.19
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
Dimensional US Real Estate ETF

Actual Fund Return	$1,000.00	$1,104.30	0.19%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(b)

Information shown reflects the values for the stub period of 181 days from November 1, 2023 (commencement of operations) to April 30, 2024 and has been calculated using expense ratios and rates of returns for the same period.

5

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on March 28, 2024. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Investments” in lieu of a full Schedule of Investments. The Summary Schedule of Investments reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Investments identifies each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional US Core Equity Market ETF
Communication Services	8.2%
Consumer Discretionary	10.6%
Consumer Staples	6.1%
Energy	5.3%
Financials	13.8%
Health Care	11.5%
Industrials	11.2%
Information Technology	27.4%
Materials	3.1%
Real Estate	0.3%
Utilities	2.5%

100.0%

Dimensional US Core Equity 1 ETF
Communication Services	7.9%
Consumer Discretionary	10.6%
Consumer Staples	6.0%
Energy	6.6%
Financials	14.6%
Health Care	11.0%
Industrials	13.0%
Information Technology	24.1%
Materials	3.7%
Real Estate	0.3%
Utilities	2.2%

100.0%

Dimensional US High Profitability ETF
Communication Services	1.0%
Consumer Discretionary	9.3%
Consumer Staples	8.4%
Energy	6.3%
Financials	10.8%
Health Care	15.7%
Industrials	17.4%
Information Technology	29.0%
Materials	1.8%
Utilities	0.3%

100.0%

Dimensional US Large Cap Value ETF
Communication Services	6.2%
Consumer Discretionary	4.5%
Consumer Staples	5.1%
Energy	14.4%
Financials	23.6%
Health Care	12.6%
Industrials	13.6%
Information Technology	10.7%
Materials	8.3%
Real Estate	0.6%
Utilities	0.4%

100.0%

Dimensional US Small Cap Value ETF
Communication Services	3.0%
Consumer Discretionary	15.3%
Consumer Staples	4.4%
Energy	12.8%
Financials	25.9%
Health Care	4.5%
Industrials	18.8%
Information Technology	6.5%
Materials	7.2%
Real Estate	1.2%
Utilities	0.4%

100.0%

Dimensional US Large Cap Vector ETF
Communication Services	12.3%
Consumer Discretionary	10.0%
Consumer Staples	8.1%
Energy	10.5%
Financials	11.2%
Health Care	10.1%
Industrials	15.4%
Information Technology	17.8%
Materials	4.2%
Real Estate	0.1%
Utilities	0.3%

100.0%

6

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Dimensional US Real Estate ETF
Real Estate	100.0%

100.0%

7

DIMENSIONAL US CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (8.0%)
* Alphabet, Inc., Class A	598,121	$97,362,136	1.9%
* Alphabet, Inc., Class C	530,297	87,308,098	1.7%
Comcast Corp., Class A	495,783	18,894,290	0.4%
Meta Platforms, Inc., Class A	213,890	92,009,061	1.8%
* Netflix, Inc.	33,411	18,397,433	0.4%
Verizon Communications, Inc.	572,637	22,613,435	0.4%
Walt Disney Co. (The)	177,451	19,714,806	0.4%
Other Securities		78,702,902	1.2%

TOTAL COMMUNICATION SERVICES		435,002,161	8.2%

CONSUMER DISCRETIONARY — (10.4%)
* Amazon.com, Inc.	945,295	165,426,625	3.1%
Home Depot, Inc. (The)	109,514	36,601,769	0.7%
McDonald’s Corp.	72,824	19,883,865	0.4%
* Tesla, Inc.	207,552	38,040,131	0.7%
Other Securities		299,968,601	5.7%

TOTAL CONSUMER DISCRETIONARY		559,920,991	10.6%

CONSUMER STAPLES — (6.0%)
Coca-Cola Co. (The)	397,524	24,555,058	0.5%
Costco Wholesale Corp.	40,476	29,260,100	0.6%
PepsiCo, Inc.	163,328	28,731,029	0.6%
Procter & Gamble Co. (The)	274,200	44,749,440	0.9%
Walmart, Inc.	442,476	26,260,951	0.5%
Other Securities		171,573,912	3.0%

TOTAL CONSUMER STAPLES		325,130,490	6.1%

ENERGY — (5.2%)
Chevron Corp.	201,510	32,497,518	0.6%
ConocoPhillips	152,363	19,139,840	0.4%
Exxon Mobil Corp.	506,738	59,931,903	1.2%
Other Securities		169,688,092	3.1%

TOTAL ENERGY		281,257,353	5.3%

FINANCIALS — (13.5%)
Bank of America Corp.	681,894	25,236,897	0.5%
* Berkshire Hathaway, Inc., Class B	176,418	69,990,313	1.3%
JPMorgan Chase & Co.	321,284	61,602,994	1.2%
Mastercard, Inc., Class A	91,517	41,292,470	0.8%
# Visa, Inc., Class A	154,499	41,499,976	0.8%
Wells Fargo & Co.	327,051	19,400,665	0.4%
Other Securities		471,614,615	8.8%

TOTAL FINANCIALS		730,637,930	13.8%

HEALTH CARE — (11.3%)
Abbott Laboratories	169,871	18,001,230	0.4%
AbbVie, Inc.	193,401	31,454,739	0.6%
Eli Lilly & Co.	88,418	69,063,300	1.3%
Johnson & Johnson	305,547	44,179,100	0.9%
Merck & Co., Inc.	242,925	31,390,769	0.6%
Thermo Fisher Scientific, Inc.	37,689	21,434,488	0.4%
UnitedHealth Group, Inc.	99,247	48,005,774	0.9%
Other Securities		345,391,616	6.4%

TOTAL HEALTH CARE		608,921,016	11.5%

8

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (11.0%)
Caterpillar, Inc.	65,259	$21,833,704	0.4%
General Electric Co.	100,319	16,233,621	0.3%
Union Pacific Corp.	74,546	17,679,329	0.4%
Other Securities		539,384,640	10.1%

TOTAL INDUSTRIALS		595,131,294	11.2%

INFORMATION TECHNOLOGY — (26.8%)
Accenture PLC, Class A	79,749	23,997,272	0.5%
* Adobe, Inc.	43,510	20,137,733	0.4%
* Advanced Micro Devices, Inc.	140,300	22,220,714	0.4%
Apple, Inc.	1,716,581	292,385,242	5.5%
Applied Materials, Inc.	91,759	18,227,925	0.4%
Broadcom, Inc.	46,072	59,906,039	1.1%
Cisco Systems, Inc.	453,157	21,289,316	0.4%
International Business Machines Corp.	108,163	17,976,691	0.4%
Microsoft Corp.	762,494	296,861,789	5.6%
NVIDIA Corp.	262,252	226,590,973	4.3%
Oracle Corp.	184,360	20,970,950	0.4%
QUALCOMM, Inc.	134,288	22,271,665	0.4%
Salesforce, Inc.	84,834	22,815,256	0.4%
Texas Instruments, Inc.	104,668	18,465,529	0.4%
Other Securities		364,340,627	6.7%

TOTAL INFORMATION TECHNOLOGY		1,448,457,721	27.3%

MATERIALS — (3.0%)
Linde PLC	47,356	20,882,102	0.4%
Other Securities		142,113,332	2.7%

TOTAL MATERIALS		162,995,434	3.1%

REAL ESTATE — (0.2%)
Other Securities		13,368,537	0.3%

UTILITIES — (2.4%)
Other Securities		129,571,922	2.4%

TOTAL COMMON STOCKS		5,290,394,849	99.8%

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		3,510	0.0%

HEALTH CARE — (0.0%)
Other Securities		38,345	0.0%

MATERIALS — (0.0%)
Other Securities		13,389	0.0%

TOTAL RIGHTS/WARRANTS		55,244	0.0%

TOTAL INVESTMENT SECURITIES — (97.8%)
(Cost $4,315,011,848)		5,290,450,093

SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	10,306,883	119,230,022	2.3%

TOTAL INVESTMENTS — (100.0%)
(Cost $4,434,241,870)		$5,409,680,115	102.1%

9

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$435,002,161	$—	$—		$435,002,161
Consumer Discretionary	559,920,991	—	—		559,920,991
Consumer Staples	325,130,489	—	—		325,130,489
Energy	281,257,353	—	—		281,257,353
Financials	730,637,930	—	—		730,637,930
Health Care	608,921,016	—	—		608,921,016
Industrials	595,131,294	—	—		595,131,294
Information Technology	1,448,457,722	—	—		1,448,457,722
Materials	162,995,434	—	—		162,995,434
Real Estate	13,368,537	—	—		13,368,537
Utilities	129,571,922	—	—		129,571,922
Rights/Warrants
Communication Services	—	3,510	—		3,510
Health Care	—	30,791	7,554		38,345
Materials	—	13,389	—		13,389
Securities Lending Collateral	—	119,230,022	—		119,230,022

Total Investments	$5,290,394,849	$119,277,712	$7,554	***	$5,409,680,115

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

10

DIMENSIONAL US CORE EQUITY 1 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (7.7%)
* Alphabet, Inc., Class A	43,512	$7,082,883	1.6%
* Alphabet, Inc., Class C	37,438	6,163,792	1.4%
Comcast Corp., Class A	56,228	2,142,849	0.5%
Meta Platforms, Inc., Class A	15,741	6,771,306	1.5%
* Netflix, Inc.	2,667	1,468,557	0.3%
Verizon Communications, Inc.	65,464	2,585,173	0.6%
Walt Disney Co. (The)	12,934	1,436,967	0.3%
Other Securities		7,756,628	1.6%

TOTAL COMMUNICATION SERVICES		35,408,155	7.8%

CONSUMER DISCRETIONARY — (10.4%)
* Amazon.com, Inc.	66,257	11,594,975	2.6%
Home Depot, Inc. (The)	8,356	2,792,742	0.6%
McDonald’s Corp.	6,760	1,845,750	0.4%
* Tesla, Inc.	10,709	1,962,746	0.4%
TJX Cos., Inc. (The)	13,917	1,309,451	0.3%
Other Securities		28,411,206	6.3%

TOTAL CONSUMER DISCRETIONARY		47,916,870	10.6%

CONSUMER STAPLES — (5.9%)
Coca-Cola Co. (The)	32,594	2,013,331	0.5%
Costco Wholesale Corp.	3,101	2,241,713	0.5%
PepsiCo, Inc.	15,359	2,701,802	0.6%
Procter & Gamble Co. (The)	19,977	3,260,246	0.7%
Walmart, Inc.	34,107	2,024,250	0.5%
Other Securities		15,009,090	3.2%

TOTAL CONSUMER STAPLES		27,250,432	6.0%

ENERGY — (6.5%)
# Chevron Corp.	18,159	2,928,502	0.7%
ConocoPhillips	14,254	1,790,587	0.4%
Exxon Mobil Corp.	54,521	6,448,199	1.4%
Other Securities		18,819,581	4.1%

TOTAL ENERGY		29,986,869	6.6%

FINANCIALS — (14.3%)
Bank of America Corp.	57,717	2,136,106	0.5%
* Berkshire Hathaway, Inc., Class B	14,008	5,557,394	1.2%
JPMorgan Chase & Co.	31,645	6,067,612	1.4%
Mastercard, Inc., Class A	7,245	3,268,944	0.7%
# Visa, Inc., Class A	12,459	3,346,612	0.8%
Wells Fargo & Co.	23,634	1,401,969	0.3%
Other Securities		44,120,866	9.7%

TOTAL FINANCIALS		65,899,503	14.6%

HEALTH CARE — (10.7%)
Abbott Laboratories	14,873	1,576,092	0.4%
AbbVie, Inc.	15,892	2,584,675	0.6%
Eli Lilly & Co.	7,112	5,555,183	1.2%
Johnson & Johnson	26,197	3,787,824	0.9%
Merck & Co., Inc.	15,062	1,946,312	0.4%
Thermo Fisher Scientific, Inc.	3,334	1,896,112	0.4%
UnitedHealth Group, Inc.	7,727	3,737,550	0.8%
Other Securities		28,352,561	6.2%

TOTAL HEALTH CARE		49,436,309	10.9%

11

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (12.8%)
Caterpillar, Inc.	6,634	$2,219,537	0.5%
Deere & Co.	3,353	1,312,398	0.3%
Honeywell International, Inc.	6,612	1,274,331	0.3%
Union Pacific Corp.	7,198	1,707,078	0.4%
Other Securities		52,235,734	11.5%

TOTAL INDUSTRIALS		58,749,078	13.0%

INFORMATION TECHNOLOGY — (23.5%)
Accenture PLC, Class A	5,878	1,768,749	0.4%
* Adobe, Inc.	3,436	1,590,284	0.4%
Apple, Inc.	122,943	20,940,881	4.6%
Applied Materials, Inc.	6,514	1,294,006	0.3%
Broadcom, Inc.	3,215	4,180,368	0.9%
Cisco Systems, Inc.	33,460	1,571,951	0.4%
International Business Machines Corp.	7,463	1,240,351	0.3%
Microsoft Corp.	55,571	21,635,457	4.8%
NVIDIA Corp.	20,918	18,073,570	4.0%
Oracle Corp.	14,307	1,627,421	0.4%
QUALCOMM, Inc.	10,115	1,677,573	0.4%
Salesforce, Inc.	4,911	1,320,764	0.3%
Other Securities		31,463,363	6.8%

TOTAL INFORMATION TECHNOLOGY		108,384,738	24.0%

MATERIALS — (3.6%)
Linde PLC	3,658	1,613,032	0.4%
Other Securities		15,054,079	3.3%

TOTAL MATERIALS		16,667,111	3.7%

REAL ESTATE — (0.3%)
Other Securities		1,427,731	0.3%

UTILITIES — (2.1%)
Other Securities		9,853,280	2.2%

TOTAL COMMON STOCKS		450,980,076	99.7%

RIGHT/WARRANT — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		24	0.0%

TOTAL RIGHT/WARRANT		24	0.0%

TOTAL INVESTMENT SECURITIES — (97.8%) (Cost $416,676,325)		450,980,100

SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	881,163	10,193,299	2.3%

TOTAL INVESTMENTS — (100.0%) (Cost $426,869,624)		$461,173,399	102.0%

12

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$35,408,155	$—	$—	$35,408,155
Consumer Discretionary	47,916,870	—	—	47,916,870
Consumer Staples	27,250,432	—	—	27,250,432
Energy	29,986,869	—	—	29,986,869
Financials	65,899,503	—	—	65,899,503
Health Care	49,436,309	—	—	49,436,309
Industrials	58,749,078	—	—	58,749,078
Information Technology	108,384,738	—	—	108,384,738
Materials	16,667,111	—	—	16,667,111
Real Estate	1,427,731	—	—	1,427,731
Utilities	9,853,280	—	—	9,853,280
Right/Warrant
Communication Services	—	24	—	24
Securities Lending Collateral	—	10,193,299	—	10,193,299

Total Investments	$450,980,076	$10,193,323	$—	$461,173,399

See accompanying Notes to Financial Statements.

13

DIMENSIONAL US HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (1.0%)
Other Securities		$51,720,504	1.0%

CONSUMER DISCRETIONARY — (9.3%)
Home Depot, Inc. (The)	375,322	125,440,119	2.4%
Ross Stores, Inc.	232,304	30,094,983	0.6%
* Royal Caribbean Cruises, Ltd.	225,712	31,516,167	0.6%
TJX Cos., Inc. (The)	719,847	67,730,404	1.3%
# Tractor Supply Co.	161,202	44,021,042	0.8%
Other Securities		190,994,185	3.8%

TOTAL CONSUMER DISCRETIONARY		489,796,900	9.5%

CONSUMER STAPLES — (8.2%)
Colgate-Palmolive Co.	366,493	33,688,036	0.6%
Kimberly-Clark Corp.	215,188	29,379,618	0.6%
Kroger Co. (The)	992,635	54,972,126	1.1%
PepsiCo, Inc.	715,578	125,877,326	2.4%
Sysco Corp.	402,885	29,942,413	0.6%
Target Corp.	255,223	41,085,798	0.8%
Other Securities		117,663,497	2.2%

TOTAL CONSUMER STAPLES		432,608,814	8.3%

ENERGY — (6.1%)
Cheniere Energy, Inc.	219,571	34,652,695	0.7%
ConocoPhillips	533,111	66,969,404	1.3%
# Occidental Petroleum Corp.	811,945	53,702,042	1.0%
Other Securities		168,738,070	3.3%

TOTAL ENERGY		324,062,211	6.3%

FINANCIALS — (10.6%)
American Express Co.	124,462	29,127,842	0.6%
Ameriprise Financial, Inc.	148,963	61,341,474	1.2%
Mastercard, Inc., Class A	351,640	158,659,968	3.1%
Visa, Inc., Class A	771,688	207,283,114	4.0%
Other Securities		100,082,767	1.8%

TOTAL FINANCIALS		556,495,165	10.7%

HEALTH CARE — (15.4%)
AbbVie, Inc.	850,952	138,398,833	2.7%
Amgen, Inc.	239,630	65,644,242	1.3%
Bristol-Myers Squibb Co.	841,043	36,955,430	0.7%
Eli Lilly & Co.	346,733	270,833,146	5.2%
Gilead Sciences, Inc.	651,971	42,508,509	0.8%
Johnson & Johnson	937,382	135,536,039	2.6%
Other Securities		120,367,613	2.3%

TOTAL HEALTH CARE		810,243,812	15.6%

INDUSTRIALS — (17.0%)
Automatic Data Processing, Inc.	258,317	62,484,299	1.2%
Caterpillar, Inc.	313,206	104,789,331	2.0%
Cintas Corp.	46,390	30,540,393	0.6%
Deere & Co.	164,205	64,271,479	1.2%
Ferguson PLC	173,106	36,334,949	0.7%
Honeywell International, Inc.	188,830	36,393,206	0.7%
Lockheed Martin Corp.	102,681	47,739,477	0.9%
Union Pacific Corp.	387,185	91,824,795	1.8%

14

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
United Parcel Service, Inc., Class B	387,099	$57,089,360	1.1%
United Rentals, Inc.	75,730	50,586,883	1.0%
Waste Management, Inc.	169,286	35,214,874	0.7%
WW Grainger, Inc.	34,051	31,372,889	0.6%
Other Securities		249,960,607	4.9%
TOTAL INDUSTRIALS		898,602,542	17.4%
INFORMATION TECHNOLOGY — (28.5%)
Accenture PLC, Class A	117,217	35,271,768	0.7%
Apple, Inc.	1,486,314	253,163,864	4.9%
Applied Materials, Inc.	377,178	74,926,410	1.4%
Broadcom, Inc.	84,412	109,758,391	2.1%
CDW Corp.	182,180	44,062,055	0.9%
International Business Machines Corp.	550,588	91,507,726	1.8%
KLA Corp.	51,931	35,795,519	0.7%
Lam Research Corp.	55,732	49,847,258	1.0%
Microsoft Corp.	632,880	246,399,170	4.8%
NVIDIA Corp.	244,166	210,964,307	4.1%
Oracle Corp.	612,380	69,658,225	1.3%
QUALCOMM, Inc.	257,228	42,661,264	0.8%
Texas Instruments, Inc.	480,697	84,804,565	1.6%
Other Securities		152,556,301	2.9%

TOTAL INFORMATION TECHNOLOGY		1,501,376,823	29.0%

MATERIALS — (1.7%)
Sherwin-Williams Co. (The)	122,722	36,768,738	0.7%
Other Securities		55,532,310	1.1%

TOTAL MATERIALS		92,301,048	1.8%

UTILITIES — (0.3%)
Other Securities		14,225,733	0.3%

TOTAL COMMON STOCKS		5,171,433,552	99.9%

TOTAL INVESTMENT SECURITIES — (98.1%) (Cost $4,600,826,815)		5,171,433,552

SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	8,708,671	100,741,904	1.9%

TOTAL INVESTMENTS — (100.0%) (Cost $4,701,568,719)		$5,272,175,456	101.8%

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$51,720,504	$—	$—	$51,720,504
Consumer Discretionary	489,796,900	—	—	489,796,900
Consumer Staples	432,608,814	—	—	432,608,814
Energy	324,062,211	—	—	324,062,211
Financials	556,495,165	—	—	556,495,165
Health Care	810,243,812	—	—	810,243,812
Industrials	898,602,542	—	—	898,602,542
Information Technology	1,501,376,823	—	—	1,501,376,823
Materials	92,301,048	—	—	92,301,048

15

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Utilities	$14,225,733	$—	$—	$14,225,733
Securities Lending Collateral	—	100,741,904	—	100,741,904

Total Investments	$5,171,433,552	$100,741,904	$—	$5,272,175,456

See accompanying Notes to Financial Statements.

16

DIMENSIONAL US LARGE CAP VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (6.2%)
AT&T, Inc.	1,139,708	$19,249,668	1.0%
Comcast Corp., Class A	711,112	27,100,478	1.5%
T-Mobile US, Inc.	83,758	13,750,551	0.8%
Verizon Communications, Inc.	669,019	26,419,560	1.4%
Other Securities		25,864,649	1.4%

TOTAL COMMUNICATION SERVICES		112,384,906	6.1%

CONSUMER DISCRETIONARY — (4.5%)
General Motors Co.	242,525	10,799,638	0.6%
Other Securities		70,212,402	3.8%

TOTAL CONSUMER DISCRETIONARY		81,012,040	4.4%

CONSUMER STAPLES — (5.0%)
Kroger Co. (The)	209,218	11,586,493	0.6%
Mondelez International, Inc., Class A	176,030	12,663,598	0.7%
Other Securities		66,912,090	3.7%

TOTAL CONSUMER STAPLES		91,162,181	5.0%

ENERGY — (14.4%)
Chevron Corp.	275,027	44,353,604	2.4%
ConocoPhillips	242,236	30,429,686	1.6%
Diamondback Energy, Inc.	70,611	14,201,990	0.8%
Exxon Mobil Corp.	632,939	74,857,695	4.1%
Marathon Petroleum Corp.	61,582	11,190,681	0.6%
Valero Energy Corp.	65,852	10,527,759	0.6%
Other Securities		74,883,763	4.1%

TOTAL ENERGY		260,445,178	14.2%

FINANCIALS — (23.6%)
Bank of America Corp.	502,195	18,586,237	1.0%
Bank of New York Mellon Corp. (The)	211,999	11,975,824	0.7%
* Berkshire Hathaway, Inc., Class B	88,069	34,939,614	1.9%
Chubb, Ltd.	41,475	10,312,344	0.6%
Goldman Sachs Group, Inc. (The)	46,193	19,711,015	1.1%
Hartford Financial Services Group, Inc. (The)	126,491	12,255,713	0.7%
JPMorgan Chase & Co.	430,324	82,510,324	4.5%
Morgan Stanley	191,586	17,403,672	0.9%
Prudential Financial, Inc.	93,234	10,300,492	0.6%
Travelers Cos., Inc. (The)	49,371	10,474,551	0.6%
Wells Fargo & Co.	430,018	25,508,668	1.4%
Other Securities		173,456,538	9.2%

TOTAL FINANCIALS		427,434,992	23.2%

HEALTH CARE — (12.6%)
Abbott Laboratories	98,968	10,487,639	0.6%
Cigna Group (The)	45,002	16,067,514	0.9%
CVS Health Corp.	200,942	13,605,783	0.7%
Danaher Corp.	64,169	15,825,359	0.9%
Elevance Health, Inc.	39,116	20,675,935	1.1%
Gilead Sciences, Inc.	159,589	10,405,203	0.6%
Medtronic PLC	156,093	12,524,902	0.7%
Thermo Fisher Scientific, Inc.	26,104	14,845,867	0.8%
Other Securities		113,769,411	6.1%

TOTAL HEALTH CARE		228,207,613	12.4%

17

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (13.5%)
Cummins, Inc.	39,973	$11,291,973	0.6%
FedEx Corp.	42,661	11,167,797	0.6%
Ingersoll Rand, Inc.	110,747	10,334,910	0.6%
PACCAR, Inc.	111,626	11,844,635	0.6%
RTX Corp.	122,423	12,428,383	0.7%
United Rentals, Inc.	19,517	13,037,161	0.7%
Other Securities		175,308,078	9.5%

TOTAL INDUSTRIALS		245,412,937	13.3%

INFORMATION TECHNOLOGY — (10.6%)
Analog Devices, Inc.	64,310	12,901,229	0.7%
Cisco Systems, Inc.	478,525	22,481,105	1.2%
Corning, Inc.	413,511	13,802,997	0.8%
Intel Corp.	391,998	11,944,179	0.7%
Micron Technology, Inc.	122,317	13,816,928	0.8%
Salesforce, Inc.	57,234	15,392,512	0.8%
TE Connectivity, Ltd.	81,907	11,588,202	0.6%
Other Securities		90,472,723	4.9%

TOTAL INFORMATION TECHNOLOGY		192,399,875	10.5%

MATERIALS — (8.2%)
Dow, Inc.	290,273	16,516,534	0.9%
Linde PLC	25,723	11,342,814	0.6%
Martin Marietta Materials, Inc.	17,491	10,268,441	0.6%
Nucor Corp.	99,728	16,807,160	0.9%
Steel Dynamics, Inc.	91,634	11,923,416	0.6%
Other Securities		82,951,326	4.5%

TOTAL MATERIALS		149,809,691	8.1%

REAL ESTATE — (0.5%)
Other Securities		9,986,952	0.5%

UTILITIES — (0.4%)
Other Securities		6,611,172	0.4%

TOTAL COMMON STOCKS		1,804,867,537	98.1%

TOTAL INVESTMENT SECURITIES — (99.5%) (Cost $1,667,032,914)		1,804,867,537

SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	757,599	8,763,900	0.5%

TOTAL INVESTMENTS — (100.0%) (Cost $1,675,796,814)		$1,813,631,437	98.6%

As of April 30, 2024, Dimensional US Large Cap Value ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	119	06/21/24	$30,385,833	$30,148,650	$(237,183)

Total Futures Contracts			$30,385,833	$30,148,650	$(237,183)

18

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$112,384,906	$—	$—	$112,384,906
Consumer Discretionary	81,012,040	—	—	81,012,040
Consumer Staples	91,162,181	—	—	91,162,181
Energy	260,445,177	—	—	260,445,177
Financials	427,434,991	—	—	427,434,991
Health Care	228,207,613	—	—	228,207,613
Industrials	245,412,939	—	—	245,412,939
Information Technology	192,399,876	—	—	192,399,876
Materials	149,809,690	—	—	149,809,690
Real Estate	9,986,952	—	—	9,986,952
Utilities	6,611,172	—	—	6,611,172
Securities Lending Collateral	—	8,763,900	—	8,763,900

Total Investments	$1,804,867,537	$8,763,900	$—	$1,813,631,437

Financial instruments
Liabilities
Futures Contracts**	(237,183)	—	—	(237,183)

Total Other Financial Instruments	$(237,183)	$—	$—	$(237,183)

**	Valued at the unrealized appreciation (depreciation) on the investment.

See accompanying Notes to Financial Statements.

19

DIMENSIONAL US SMALL CAP VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
COMMUNICATION SERVICES — (2.9%)
Other Securities		$85,441,885	3.0%

CONSUMER DISCRETIONARY — (14.4%)
Group 1 Automotive, Inc.	53,150	15,627,163	0.6%
Macy’s, Inc.	753,547	13,887,871	0.5%
* Mohawk Industries, Inc.	178,922	20,633,285	0.7%
PVH Corp.	180,886	19,680,397	0.7%
* Taylor Morrison Home Corp.	335,853	18,811,127	0.7%
# Thor Industries, Inc.	151,756	15,087,582	0.5%
* Tri Pointe Homes, Inc.	385,658	14,211,497	0.5%
Other Securities		311,528,256	11.0%

TOTAL CONSUMER DISCRETIONARY		429,467,178	15.2%

CONSUMER STAPLES — (4.1%)
Ingredion, Inc.	124,288	14,242,162	0.5%
* Post Holdings, Inc.	140,705	14,935,836	0.5%
Other Securities		93,993,435	3.4%

TOTAL CONSUMER STAPLES		123,171,433	4.4%

ENERGY — (12.1%)
* Antero Resources Corp.	400,698	13,627,739	0.5%
#* CNX Resources Corp.	610,229	14,352,586	0.5%
DT Midstream, Inc.	236,666	14,720,625	0.5%
Murphy Oil Corp.	438,601	19,579,149	0.7%
PBF Energy, Inc., Class A	370,086	19,714,481	0.7%
Scorpio Tankers, Inc.	171,724	12,082,501	0.4%
SM Energy Co.	266,785	12,936,405	0.5%
* Southwestern Energy Co.	2,064,034	15,459,615	0.6%
Other Securities		237,204,964	8.4%

TOTAL ENERGY		359,678,065	12.8%

FINANCIALS — (24.3%)
Associated Banc-Corp.	584,403	12,313,371	0.4%
Assured Guaranty, Ltd.	214,523	16,453,914	0.6%
Bank OZK	343,989	15,359,109	0.6%
Cadence Bank	428,761	11,863,817	0.4%
Essent Group, Ltd.	224,217	11,876,774	0.4%
First Horizon Corp.	798,008	11,906,279	0.4%
FNB Corp.	1,363,897	18,194,386	0.7%
Jackson Financial, Inc., Class A	231,148	15,792,031	0.6%
Janus Henderson Group PLC	390,557	12,193,190	0.4%
MGIC Investment Corp.	837,509	16,984,683	0.6%
Old National Bancorp	870,224	14,393,505	0.5%
Pinnacle Financial Partners, Inc.	168,550	12,927,785	0.5%
Prosperity Bancshares, Inc.	204,604	12,679,310	0.5%
United Bankshares, Inc.	374,399	12,152,992	0.4%
Western Alliance Bancorp	227,464	12,926,779	0.5%
White Mountains Insurance Group, Ltd.	7,655	13,611,662	0.5%
Wintrust Financial Corp.	125,748	12,152,287	0.4%
Other Securities		492,118,981	17.4%

TOTAL FINANCIALS		725,900,855	25.8%

20

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.3%)
Perrigo Co. PLC	384,380	$12,553,851	0.5%
Other Securities		114,575,351	4.0%

TOTAL HEALTH CARE		127,129,202	4.5%

INDUSTRIALS — (17.7%)
# Air Lease Corp.	325,805	16,368,443	0.6%
* Alaska Air Group, Inc.	338,573	14,565,410	0.5%
* Gates Industrial Corp. PLC	724,532	12,766,254	0.5%
* Kirby Corp.	146,079	15,941,601	0.6%
Oshkosh Corp.	105,629	11,858,968	0.4%
Ryder System, Inc.	97,733	11,908,766	0.4%
Sensata Technologies Holding PLC	324,038	12,413,896	0.4%
Other Securities		432,871,919	15.4%

TOTAL INDUSTRIALS		528,695,257	18.8%

INFORMATION TECHNOLOGY — (6.1%)
Amkor Technology, Inc.	516,439	16,706,802	0.6%
* Arrow Electronics, Inc.	99,947	12,760,234	0.5%
Avnet, Inc.	360,219	17,603,903	0.6%
* Sanmina Corp.	224,230	13,604,034	0.5%
Other Securities		121,304,098	4.3%

TOTAL INFORMATION TECHNOLOGY		181,979,071	6.5%

MATERIALS — (6.8%)
Alcoa Corp.	354,778	12,466,899	0.4%
Ashland, Inc.	139,265	13,276,132	0.5%
Commercial Metals Co.	362,704	19,491,713	0.7%
Huntsman Corp.	506,826	12,092,868	0.4%
Other Securities		145,929,841	5.2%

TOTAL MATERIALS		203,257,453	7.2%

REAL ESTATE — (1.2%)
Other Securities		34,782,810	1.2%

UTILITIES — (0.4%)
Other Securities		10,856,907	0.4%

TOTAL COMMON STOCKS		2,810,360,116	99.8%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Securities		—	0.0%

MATERIALS — (0.0%)
Other Securities		49,345	0.0%

TOTAL RIGHTS/WARRANTS		49,345	0.0%

TOTAL INVESTMENT SECURITIES — (94.3%) (Cost $2,646,994,531)		2,810,409,461

SECURITIES LENDING COLLATERAL — (5.7%)
@§ The DFA Short Term Investment Fund	14,816,672	171,399,260	6.1%

TOTAL INVESTMENTS — (100.0%) (Cost $2,818,393,791)		$2,981,808,721	105.9%

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$85,441,885	$—	$—	$85,441,885

21

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Consumer Discretionary	$429,467,178	$—	$—		$429,467,178
Consumer Staples	123,171,433	—	—		123,171,433
Energy	359,678,065	—	—		359,678,065
Financials	725,900,855	—	—		725,900,855
Health Care	127,129,202	—	—		127,129,202
Industrials	528,695,257	—	—		528,695,257
Information Technology	181,979,071	—	—		181,979,071
Materials	203,257,453	—	—		203,257,453
Real Estate	34,782,810	—	—		34,782,810
Utilities	10,856,907	—	—		10,856,907
Rights/Warrants
Health Care	—	—	—		—
Materials	—	49,345	—		49,345
Securities Lending Collateral	—	171,399,260	—		171,399,260

Total Investments	$2,810,360,116	$171,448,605	$—	***	$2,981,808,721

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

22

DIMENSIONAL US LARGE CAP VECTOR ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (12.1%)
* Alphabet, Inc., Class A	22,404	$3,646,923	2.2%
* Alphabet, Inc., Class C	24,579	4,046,687	2.4%
AT&T, Inc.	53,851	909,543	0.5%
Comcast Corp., Class A	39,772	1,515,711	0.9%
Meta Platforms, Inc., Class A	15,088	6,490,405	3.9%
T-Mobile US, Inc.	4,836	793,926	0.5%
Verizon Communications, Inc.	47,657	1,881,975	1.1%
Other Securities		1,216,984	0.7%

TOTAL COMMUNICATION SERVICES		20,502,154	12.2%

CONSUMER DISCRETIONARY — (9.9%)
* Amazon.com, Inc.	49,830	8,720,250	5.2%
TJX Cos., Inc. (The)	12,300	1,157,307	0.7%
Other Securities		6,753,867	4.0%

TOTAL CONSUMER DISCRETIONARY		16,631,424	9.9%

CONSUMER STAPLES — (8.0%)
Coca-Cola Co. (The)	19,074	1,178,201	0.7%
PepsiCo, Inc.	14,680	2,582,359	1.5%
Procter & Gamble Co. (The)	13,700	2,235,840	1.3%
Target Corp.	5,149	828,886	0.5%
Walmart, Inc.	35,696	2,118,558	1.3%
Other Securities		4,644,192	2.8%

TOTAL CONSUMER STAPLES		13,588,036	8.1%

ENERGY — (10.4%)
Chevron Corp.	13,505	2,177,951	1.3%
ConocoPhillips	14,408	1,809,933	1.1%
EOG Resources, Inc.	5,826	769,789	0.5%
Exxon Mobil Corp.	32,992	3,901,964	2.3%
Marathon Petroleum Corp.	5,047	917,141	0.6%
Valero Energy Corp.	4,560	729,007	0.4%
Other Securities		7,205,286	4.3%

TOTAL ENERGY		17,511,071	10.5%

FINANCIALS — (11.1%)
American Express Co.	4,972	1,163,597	0.7%
Charles Schwab Corp. (The)	11,214	829,275	0.5%
JPMorgan Chase & Co.	21,764	4,173,029	2.5%
Marsh & McLennan Cos., Inc.	4,700	937,321	0.6%
# Visa, Inc., Class A	9,300	2,498,073	1.5%
Other Securities		9,178,716	5.4%

TOTAL FINANCIALS		18,780,011	11.2%

HEALTH CARE — (10.0%)
Abbott Laboratories	9,419	998,131	0.6%
AbbVie, Inc.	11,850	1,927,284	1.2%
Bristol-Myers Squibb Co.	21,814	958,507	0.6%
Gilead Sciences, Inc.	14,095	918,994	0.6%
Johnson & Johnson	27,875	4,030,446	2.4%
UnitedHealth Group, Inc.	4,827	2,334,820	1.4%
Other Securities		5,719,262	3.3%

TOTAL HEALTH CARE		16,887,444	10.1%

23

DIMENSIONAL US LARGE CAP VECTOR ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (15.2%)
Caterpillar, Inc.	6,683	$2,235,931	1.3%
CSX Corp.	23,113	767,814	0.5%
Deere & Co.	3,371	1,319,443	0.8%
Honeywell International, Inc.	6,227	1,200,130	0.7%
Lockheed Martin Corp.	2,402	1,116,762	0.7%
Union Pacific Corp.	5,092	1,207,619	0.7%
United Parcel Service, Inc., Class B	7,782	1,147,689	0.7%
United Rentals, Inc.	1,152	769,524	0.5%
Waste Management, Inc.	4,122	857,458	0.5%
Other Securities		15,106,494	9.0%

TOTAL INDUSTRIALS		25,728,864	15.4%

INFORMATION TECHNOLOGY — (17.7%)
Accenture PLC, Class A	3,976	1,196,418	0.7%
Applied Materials, Inc.	7,653	1,520,268	0.9%
Broadcom, Inc.	3,233	4,203,773	2.5%
Cisco Systems, Inc.	31,739	1,491,098	0.9%
International Business Machines Corp.	10,963	1,822,051	1.1%
Microsoft Corp.	19,849	7,727,811	4.6%
QUALCOMM, Inc.	10,309	1,709,748	1.0%
Texas Instruments, Inc.	8,660	1,527,797	0.9%
Other Securities		8,632,114	5.2%

TOTAL INFORMATION TECHNOLOGY		29,831,078	17.8%

MATERIALS — (4.2%)
Linde PLC	2,661	1,173,395	0.7%
Sherwin-Williams Co. (The)	2,503	749,924	0.5%
Other Securities		5,089,026	3.0%

TOTAL MATERIALS		7,012,345	4.2%

REAL ESTATE — (0.1%)
Other Securities		182,382	0.1%

UTILITIES — (0.3%)
Other Securities		471,935	0.3%

TOTAL COMMON STOCKS		167,126,744	99.8%

TOTAL INVESTMENT SECURITIES — (99.0%) (Cost $150,441,025)		167,126,744

SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	140,027	1,619,838	1.0%

TOTAL INVESTMENTS — (100.0%) (Cost $152,060,863)		$168,746,582	100.8%

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$20,502,154	$—	$—	$20,502,154
Consumer Discretionary	16,631,424	—	—	16,631,424
Consumer Staples	13,588,036	—	—	13,588,036
Energy	17,511,071	—	—	17,511,071
Financials	18,780,011	—	—	18,780,011
Health Care	16,887,444	—	—	16,887,444
Industrials	25,728,864	—	—	25,728,864

24

DIMENSIONAL US LARGE CAP VECTOR ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Information Technology	$29,831,078	$—	$—	$29,831,078
Materials	7,012,345	—	—	7,012,345
Real Estate	182,382	—	—	182,382
Utilities	471,935	—	—	471,935
Securities Lending Collateral	—	1,619,838	—	1,619,838

Total Investments	$167,126,744	$1,619,838	$—	$168,746,582

See accompanying Notes to Financial Statements.

25

DIMENSIONAL US REAL ESTATE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
REAL ESTATE — (97.1%)
	Agree Realty Corp.	87,517	$5,007,723	0.5%
#	Alexandria Real Estate Equities, Inc.	136,878	15,860,054	1.7%
	American Homes 4 Rent, Class A	273,741	9,799,928	1.0%
	American Tower Corp.	339,436	58,233,640	6.2%
	Americold Realty Trust, Inc.	232,672	5,111,804	0.5%
	Apartment Income REIT Corp.	119,084	4,570,444	0.5%
	AvalonBay Communities, Inc.	118,701	22,502,149	2.4%
#	Boston Properties, Inc.	124,728	7,719,416	0.8%
	Brixmor Property Group, Inc.	252,986	5,590,991	0.6%
	Camden Property Trust	78,866	7,861,363	0.8%
	Crown Castle, Inc.	363,757	34,113,131	3.6%
	CubeSmart	187,317	7,575,099	0.8%
	Digital Realty Trust, Inc.	260,719	36,182,583	3.8%
	EastGroup Properties, Inc.	40,895	6,353,447	0.7%
	Equinix, Inc.	82,716	58,820,175	6.2%
	Equity LifeStyle Properties, Inc.	148,062	8,926,658	1.0%
	Equity Residential	291,371	18,764,292	2.0%
	Essential Properties Realty Trust, Inc.	152,263	4,010,607	0.4%
	Essex Property Trust, Inc.	53,410	13,152,213	1.4%
	Extra Space Storage, Inc.	176,342	23,679,204	2.5%
	Federal Realty Investment Trust	61,017	6,356,141	0.7%
	First Industrial Realty Trust, Inc.	108,043	4,907,313	0.5%
	Gaming and Leisure Properties, Inc.	226,865	9,693,941	1.0%
	Healthpeak Properties, Inc.	599,556	11,157,737	1.2%
	Host Hotels & Resorts, Inc.	585,854	11,055,065	1.2%
	Invitation Homes, Inc.	514,660	17,601,372	1.9%
	Iron Mountain, Inc.	244,126	18,924,648	2.0%
#	Kimco Realty Corp.	580,453	10,813,839	1.1%
	Kite Realty Group Trust	176,516	3,848,049	0.4%
#	Lamar Advertising Co., Class A	73,547	8,520,420	0.9%
	Mid-America Apartment Communities, Inc.	97,612	12,689,560	1.3%
	NNN REIT, Inc.	146,000	5,917,380	0.6%
#	Omega Healthcare Investors, Inc.	205,430	6,247,126	0.7%
	Prologis, Inc.	771,703	78,752,291	8.3%
	Public Storage	131,616	34,147,771	3.6%
	Realty Income Corp.	717,826	38,432,404	4.1%
	Regency Centers Corp.	150,182	8,893,778	0.9%
	Rexford Industrial Realty, Inc.	138,866	5,944,853	0.6%
	Ryman Hospitality Properties, Inc.	48,180	5,082,026	0.5%
	SBA Communications Corp.	90,212	16,790,257	1.8%
	Simon Property Group, Inc.	272,321	38,269,270	4.1%
#	STAG Industrial, Inc.	149,348	5,136,078	0.5%
	Sun Communities, Inc.	104,105	11,588,969	1.2%
	Terreno Realty Corp.	82,444	4,480,831	0.5%
	UDR, Inc.	257,826	9,818,014	1.0%
	Ventas, Inc.	333,190	14,753,653	1.6%
	VICI Properties, Inc.	910,663	25,999,429	2.8%
#	Vornado Realty Trust	142,364	3,705,735	0.4%
	Welltower, Inc.	479,968	45,731,351	4.8%
#	WP Carey, Inc.	142,787	7,830,439	0.8%

26

DIMENSIONAL US REAL ESTATE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$102,824,460	11.0%

TOTAL REAL ESTATE		939,749,121	99.4%

TOTAL COMMON STOCKS		939,749,121	99.4%

TOTAL INVESTMENT SECURITIES — (97.1%) (Cost $992,946,432)		939,749,121

SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	2,425,806	28,061,720	3.0%

TOTAL INVESTMENTS — (100.0%) (Cost $1,021,008,152)		$967,810,841	102.4%

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Real Estate	$939,749,121	$—	$—	$939,749,121
Securities Lending Collateral	—	28,061,720	—	28,061,720

Total Investments	$939,749,121	$28,061,720	$—	$967,810,841

See accompanying Notes to Financial Statements.

27

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional US Core Equity Market ETF	Dimensional US Core Equity 1 ETF	Dimensional US High Profitability ETF
ASSETS:
Investment Securities at Value (including $114,228, $9,746 and $97,465 of securities on loan, respectively)	$5,290,450	$450,980	$5,171,433
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $119,230, $10,193 and $100,742, respectively) (Note G)	119,230	10,193	100,742
Cash	6,793	627	2,564
Receivables:
Investment Securities Sold	108	684	915
Dividends and Interest	3,131	277	4,521
Capital Shares Issued	11	—	19
Prepaid Expenses and Other Assets	—	33	14

Total Assets	5,419,723	462,794	5,280,208

LIABILITIES:
Payables:
Investment Securities Purchased	1,172	477	1,034
Upon Return of Securities Loaned	119,230	10,193	100,742
Accrued Expenses and Other Liabilities:
Advisory Fee	523	42	799
Administration and Accounting	—	6	18
Custodian	—	3	1
Trustee	—	2	13
Other Expenses	6	23	16

Total Liabilities	120,931	10,746	102,623
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$5,298,792	$452,048	$5,177,585

SHARES OUTSTANDING, NO PAR VALUE	151,550,000	8,075,000	172,300,000

Net Asset Value, Offering and Redemption price per share	$34.96	$55.98	$30.05

Investment Securities at Cost	$4,315,012	$416,676	$4,600,827

NET ASSETS CONSIST OF:
Paid-In Capital	$4,539,053	$418,159	$4,495,861
Total Distributable Earnings (Loss)	759,739	33,889	681,724

NET ASSETS	$5,298,792	$452,048	$5,177,585

See accompanying Notes to Financial Statements.

28

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional US Large Cap Value ETF	Dimensional US Small Cap Value ETF	Dimensional US Large Cap Vector ETF
ASSETS:
Investment Securities at Value (including $8,393, $160,125 and $1,559 of securities on loan, respectively)	$1,804,868	$2,810,410	$167,127
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $8,764, $171,399 and $1,620, respectively) (Note G)	8,764	171,399	1,620
Segregated Cash for Futures Contracts	2,943	—	—
Cash	58,731	2,393	167
Receivables:
Investment Securities Sold	—	6,404	28
Dividends and Interest	1,734	957	152
Capital Shares Issued	97	333	—
Futures Margin Variation	1,099	—	—
Prepaid Expenses and Other Assets	1	10	5

Total Assets	1,878,237	2,991,906	169,099

LIABILITIES:
Payables:
Investment Securities Purchased	29,514	2,883	68
Fund Shares Redeemed	7	—	—
Upon Return of Securities Loaned	8,764	171,399	1,620
Accrued Expenses and Other Liabilities:
Advisory Fee	283	650	23
Administration and Accounting	31	16	2
Custodian	11	1	—
Trustee	3	11	1
Other Expenses	16	2	17

Total Liabilities	38,629	174,962	1,731
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$1,839,608	$2,816,944	$167,368

SHARES OUTSTANDING, NO PAR VALUE	64,150,000	99,650,000	2,800,000

Net Asset Value, Offering and Redemption price per share	$28.68	$28.27	$59.77

Investment Securities at Cost	$1,667,033	$2,646,995	$150,441

NET ASSETS CONSIST OF:
Paid-In Capital	$1,662,122	$2,640,311	$150,871
Total Distributable Earnings (Loss)	177,486	176,633	16,497

NET ASSETS	$1,839,608	$2,816,944	$167,368

See accompanying Notes to Financial Statements.

29

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Dimensional US Real Estate ETF
ASSETS:
Investment Securities at Value (including $26,836 of securities on loan)	$939,749
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $28,062) (Note G)	28,062
Cash	934
Receivables:
Investment Securities Sold	4,150
Dividends and Interest	667
Capital Shares Issued	10
Prepaid Expenses and Other Assets	14

Total Assets	973,586

LIABILITIES:
Payables:
Fund Shares Redeemed	49
Upon Return of Securities Loaned	28,062
Accrued Expenses and Other Liabilities:
Advisory Fee	126
Administration and Accounting	14
Custodian	1
Trustee	5

Total Liabilities	28,257
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$945,329

SHARES OUTSTANDING, NO PAR VALUE	45,800,000

Net Asset Value, Offering and Redemption price per share	$20.64

Investment Securities at Cost	$992,946

NET ASSETS CONSIST OF:
Paid-In Capital	$1,019,117
Total Distributable Earnings (Loss)	(73,788)

NET ASSETS	$945,329

See accompanying Notes to Financial Statements.

30

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional US Core Equity Market ETF(a)	Dimensional US Core Equity 1 ETF(a)	Dimensional US High Profitability ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(17), $(2) and $(23), respectively)	$36,851	$2,279	$38,988
Income from Securities Lending, Net	206	15	75

Total Investment Income	37,057	2,294	39,063

EXPENSES:
Investment Management Fees (Note D)	2,878	183	4,124
Administration and Accounting	—	11	87
Custodian	—	7	8
Filing Fees	—	16	77
Trustees’ Fees & Expenses	—	1	15
Deferred Offering Fees	—	2	—
Other Expenses	15	10	92

Total Expenses	2,893	230	4,403

Fees Waived, Expenses Reimbursed by Advisor (Note D)	—	(17)	—

Net Expenses	2,893	213	4,403

Net Investment Income (Loss)	34,164	2,081	34,660

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(30,318)	(2,669)	(31,609)
In-Kind Transactions	6,489	1,713	168,813
Futures	2,037	86	1,301
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	823,835	37,248	518,039
Futures	64	—	—

Net Realized and Unrealized Gain (Loss)	802,107	36,378	656,544

Net Increase (Decrease) in Net Assets Resulting from Operations	$836,271	$38,459	$691,204

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

31

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional US Large Cap Value ETF(a)	Dimensional US Small Cap Value ETF(a)	Dimensional US Large Cap Vector ETF(a) (b)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(5), $(33) and $(1), respectively)	$16,525	$24,070	$1,227
Income from Securities Lending, Net	49	145	2

Total Investment Income	16,574	24,215	1,229

EXPENSES:
Investment Management Fees (Note D)	1,349	3,460	126
Administration and Accounting	31	53	9
Custodian	3	9	—
Filing Fees	41	48	8
Trustees’ Fees & Expenses	4	9	1
Deferred Offering Fees	27	—	—
Organization Fees	—	—	2
Previously Waived Fees Recovered by Advisor (Note D)	80	—	—
Other Expenses	19	59	13

Total Expenses	1,554	3,638	159

Fees Waived, Expenses Reimbursed by Advisor (Note D)	—	—	(13)
Fees Paid Indirectly (Note D)	(3)	(1)	—

Net Expenses	1,551	3,637	146

Net Investment Income (Loss)	15,023	20,578	1,083

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(12,801)	(37,973)	(492)
In-Kind Transactions	56,006	87,332	—
Futures	224	(217)	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	183,858	282,829	16,686
Futures	(237)	—	—

Net Realized and Unrealized Gain (Loss)	227,050	331,971	16,194

Net Increase (Decrease) in Net Assets Resulting from Operations	$242,073	$352,549	$17,277

(a)	Portion of income is from investment in affiliated fund.
(b)	For the period from the commencement of operations on November 1, 2023 through April 30, 2024.

See accompanying Notes to Financial Statements.

32

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

Dimensional US Real Estate ETF(a)
INVESTMENT INCOME:
Dividends	$18,490
Income from Securities Lending, Net	40

Total Investment Income	18,530

EXPENSES:
Investment Management Fees (Note D)	723
Administration and Accounting	24
Custodian	2
Filing Fees	16
Trustees’ Fees & Expenses	4
Previously Waived Fees Recovered by Advisor (Note D)	6
Other Expenses	39

Total Expenses	814

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(5)

Net Expenses	809

Net Investment Income (Loss)	17,721

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(16,726)
In-Kind Transactions	2,757
Futures	31
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	55,564

Net Realized and Unrealized Gain (Loss)	41,626

Net Increase (Decrease) in Net Assets Resulting from Operations	$59,347

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

33

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Core Equity Market ETF		Dimensional US Core Equity 1 ETF
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	For the period September 12, 2023 Ʊ through October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$34,164	$50,607	$2,081	$88
Net Realized Gain (Loss) on:
Investment Securities Sold	(30,318)	(171,293)	(2,669)	(200)
In-Kind Transactions	6,489	26,423	1,713	209
Futures	2,037	(52)	86	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	823,835	304,473	37,248	(2,944)
Futures	64	(64)	—	—

Change in Net Assets Resulting from Operations	836,271	210,094	38,459	(2,847)

Distributions:
Total Distributions	(29,850)	(46,897)	(1,500)	—

Change in Net Assets Resulting from Distributions	(29,850)	(46,897)	(1,500)	—

Capital Share Transactions:
Shares Issued	624,290	1,268,598	307,914	126,348
Cost of Shares Redeemed	(16,114)	(130,501)	(10,332)	(5,994)

Change in Net Assets Resulting from Capital Share Transactions	608,176	1,138,097	297,582	120,354

Change in Net Assets	1,414,597	1,301,294	334,541	117,507
Net Assets:
Beginning of Period	3,884,195	2,582,901	117,507	—

End of Period	$5,298,792	$3,884,195	$452,048	$117,507

Share Transactions:
Issued	18,450	43,600	5,750	2,650
Redeemed	(450)	(4,554)	(200)	(125)

Change in Shares	18,000	39,046	5,550	2,525

See accompanying Notes to Financial Statements.

34

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US High Profitability ETF		Dimensional US Large Cap Value ETF
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	For the period December 6, 2022 Ʊ through October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$34,660	$39,616	$15,023	$10,505
Net Realized Gain (Loss) on:
Investment Securities Sold	(31,609)	(31,574)	(12,801)	(7,609)
In-Kind Transactions	168,813	29,067	56,006	5,699
Futures	1,301	(65)	224	10
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	518,039	66,680	183,858	(46,024)
Futures	—	—	(237)	—

Change in Net Assets Resulting from Operations	691,204	103,724	242,073	(37,419)

Distributions:
Total Distributions	(31,225)	(35,685)	(12,840)	(8,365)

Change in Net Assets Resulting from Distributions	(31,225)	(35,685)	(12,840)	(8,365)

Capital Share Transactions:
Shares Issued	1,779,746	2,175,396	855,181	1,051,891
Cost of Shares Redeemed	(444,865)	(144,790)	(207,597)	(43,316)

Change in Net Assets Resulting from Capital Share Transactions	1,334,881	2,030,606	647,584	1,008,575

Change in Net Assets	1,994,860	2,098,645	876,817	962,791
Net Assets:
Beginning of Period	3,182,725	1,084,080	962,791	—

End of Period	$5,177,585	$3,182,725	$1,839,608	$962,791

Share Transactions:
Issued	60,500	86,000	31,150	42,250
Redeemed	(14,650)	(5,550)	(7,500)	(1,750)

Change in Shares	45,850	80,450	23,650	40,500

See accompanying Notes to Financial Statements.

35

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Small Cap Value ETF		Dimensional US Large Cap Vector ETF
	Six months ended April 30, 2024	Year ended October 31, 2023	For the period November 1, 2023 Ʊ through April 30, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$20,578	$21,629	$1,083
Net Realized Gain (Loss) on:
Investment Securities Sold	(37,973)	(40,386)	(492)
In-Kind Transactions	87,332	75,136	—
Futures	(217)	264	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	282,829	(151,177)	16,686

Change in Net Assets Resulting from Operations	352,549	(94,534)	17,277

Distributions:
Total Distributions	(14,725)	(19,562)	(780)

Change in Net Assets Resulting from Distributions	(14,725)	(19,562)	(780)

Capital Share Transactions:
Shares Issued	871,886	1,643,383	150,871
Cost of Shares Redeemed	(217,391)	(394,914)	—

Change in Net Assets Resulting from Capital Share Transactions	654,495	1,248,469	150,871

Change in Net Assets	992,319	1,134,373	167,368
Net Assets:
Beginning of Period	1,824,625	690,252	—

End of Period	$2,816,944	$1,824,625	$167,368

Share Transactions:
Issued	31,100	64,550	2,800
Redeemed	(7,700)	(15,900)	—

Change in Shares	23,400	48,650	2,800

See accompanying Notes to Financial Statements.

36

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Real Estate ETF
	Six months ended April 30, 2024	Year ended October 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$17,721	$18,852
Net Realized Gain (Loss) on:
Investment Securities Sold	(16,726)	(14,099)
In-Kind Transactions	2,757	4,999
Futures	31	(232)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	55,564	(77,080)

Change in Net Assets Resulting from Operations	59,347	(67,560)

Distributions:
Total Distributions	(11,500)	(17,888)

Change in Net Assets Resulting from Distributions	(11,500)	(17,888)

Capital Share Transactions:
Shares Issued	245,591	510,911
Cost of Shares Redeemed	(16,876)	(54,646)

Change in Net Assets Resulting from Capital Share Transactions	228,715	456,265

Change in Net Assets	276,562	370,817
Net Assets:
Beginning of Period	668,767	297,950

End of Period	$945,329	$668,767

Share Transactions:
Issued	11,300	23,900
Redeemed	(800)	(2,650)

Change in Shares	10,500	21,250

See accompanying Notes to Financial Statements.

37

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Core Equity Market ETF				Dimensional US Core Equity 1 ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Period November 17, 2020 Ʊ through October 31, 2021	Six Months ended April 30, 2024	Period September 12, 2023 Ʊ through October 31, 2023
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$29.08	$27.33	$32.08	$24.92	$46.54	$49.84

Income From Investment Operations (a)
Net Investment Income (Loss)	0.24	0.44	0.42	0.36	0.37	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	5.85	1.72	(4.78)	7.04	9.37	(3.37)

Total from Investment Operations	6.09	2.16	(4.36)	7.40	9.74	(3.30)

Less Distributions:
Net Investment Income	(0.21)	(0.41)	(0.39)	(0.24)	(0.30)	—

Total Distributions	(0.21)	(0.41)	(0.39)	(0.24)	(0.30)	—

Net Asset Value, End of Period	$34.96	$29.08	$27.33	$32.08	$55.98	$46.54

Total Return at NAV (b)(c)	20.96%	7.93%	(13.67)%	29.81%	20.95%	(6.64)%

Total Return at Market (c)(d)	20.96%	7.87%	(13.65)%	29.88%	20.95%	(6.59)%

Net Assets, End of Year (thousands)	$5,298,792	$3,884,195	$2,582,901	$1,328,340	$452,048	$117,507
Ratio of Expenses to Average Net Assets (e)	0.12%	0.12%	0.12%	0.12%	0.14%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.12%	0.12%	0.12%	0.12%	0.15%	0.50%
Ratio of Net Investment Income to Average Net Assets (e)	1.42%	1.50%	1.46%	1.27%	1.37%	1.08%
Portfolio Turnover Rate (c)(f)	1%	7%	6%	3%	4%	2%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

38

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US High Profitability ETF			Dimensional US Large Cap Value ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Period February 23, 2022 Ʊ through October 31, 2022	Six Months ended April 30, 2024	Period December 6, 2022 Ʊ through October 31, 2023
	(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$25.17	$23.57	$24.54	$23.77	$24.70

Income From Investment Operations (a)
Net Investment Income (Loss)	0.23	0.46	0.29	0.29	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	4.86	1.55	(1.11)	4.88	(1.07)

Total from Investment Operations	5.09	2.01	(0.82)	5.17	(0.60)

Less Distributions:
Net Investment Income	(0.21)	(0.41)	(0.15)	(0.26)	(0.33)

Total Distributions	(0.21)	(0.41)	(0.15)	(0.26)	(0.33)

Net Asset Value, End of Period	$30.05	$25.17	$23.57	$28.68	$23.77

Total Return at NAV (b)(c)	20.26%	8.53%	(3.31)%	21.74%	(2.45)%

Total Return at Market (c)(d)	20.25%	8.56%	(3.30)%	21.66%	(2.33)%

Net Assets, End of Year (thousands)	$5,177,585	$3,182,725	$1,084,080	$1,839,608	$962,791
Ratio of Expenses to Average Net Assets (e)	0.20%	0.22%	0.21%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.20%	0.22%	0.21%	0.22%	0.24%
Ratio of Net Investment Income to Average Net Assets (e)	1.60%	1.78%	1.81%	2.11%	2.08%
Portfolio Turnover Rate (c)(f)	4%	4%	2%	2%	5%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

39

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Small Cap Value ETF			Dimensional US Large Cap Vector ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Period February 23, 2022 Ʊ through October 31, 2022	Period November 1, 2023 Ʊ through April 30, 2024
	(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$23.93	$25.01	$24.66	$50.38

Income From Investment Operations (a)
Net Investment Income (Loss)	0.23	0.41	0.24	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	4.28	(1.13)	0.23	9.24

Total from Investment Operations	4.51	(0.72)	0.47	9.71

Less Distributions:
Net Investment Income	(0.17)	(0.36)	(0.12)	(0.32)

Total Distributions	(0.17)	(0.36)	(0.12)	(0.32)

Net Asset Value, End of Period	$28.27	$23.93	$25.01	$59.77

Total Return at NAV (b)(c)	18.83%	(2.91)%	1.92%	19.28%

Total Return at Market (c)(d)	18.91%	(3.03)%	2.09%	19.34%

Net Assets, End of Year (thousands)	$2,816,944	$1,824,625	$690,252	$167,368
Ratio of Expenses to Average Net Assets (e)	0.29%	0.31%	0.31%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.29%	0.31%	0.31%	0.24%
Ratio of Net Investment Income to Average Net Assets (e)	1.66%	1.61%	1.44%	1.65%
Portfolio Turnover Rate (c)(f)	5%	11%	4%	4%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

40

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Real Estate ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Period February 23, 2022 Ʊ through October 31, 2022
	(Unaudited)
Net Asset Value, Beginning of Period	$18.95	$21.21	$24.65

Income From Investment Operations (a)
Net Investment Income (Loss)	0.45	0.69	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	1.54	(2.30)	(3.72)

Total from Investment Operations	1.99	(1.61)	(3.32)

Less Distributions:
Net Investment Income	(0.30)	(0.65)	(0.12)

Total Distributions	(0.30)	(0.65)	(0.12)

Net Asset Value, End of Period	$20.64	$18.95	$21.21

Total Return at NAV (b)(c)	10.43%	(7.84)%	(13.52)%

Total Return at Market (c)(d)	10.39%	(7.78)%	(13.50)%

Net Assets, End of Year (thousands)	$945,329	$668,767	$297,950
Ratio of Expenses to Average Net Assets (e)	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.19%	0.20%	0.21%
Ratio of Net Investment Income to Average Net Assets (e)	4.17%	3.24%	3.84%
Portfolio Turnover Rate (c)(f)	4%	5%	2%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

41

DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of April 30, 2024, the Trust is comprised of thirty-eight operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional US Core Equity Market ETF	US Core Equity ETF
Dimensional US Core Equity 1 ETF	US Core Equity 1 ETF
Dimensional US High Profitability ETF	US High Profitability ETF
Dimensional US Large Cap Value ETF	US Large Cap Value ETF
Dimensional US Small Cap Value ETF	US Small Cap Value ETF
Dimensional US Large Cap Vector ETF	US Large Cap Vector ETF
Dimensional US Real Estate ETF	US Real Estate ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”.

The Board of Trustees of the Trust (“the Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

42

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 — Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the fair value hierarchy.

Equity securities (including exchange-traded Underlying Funds and over-the-counter securities) traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the fair value hierarchy.

Derivative Instruments: Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before

43

the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Certain securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, are recorded at the fair value of the securities received.

3. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

4. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

5. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

44

6. OTHER

Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.

C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Summary Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended April 30, 2024 was as follows (amounts in thousands):

Futures*
US Core Equity ETF	$3,134
US Large Cap Value ETF	30,149
US Small Cap Value ETF	1,786

*	Average Notional Value of futures contracts.

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2024 (amounts in thousands):

Liabilities
Unrealized Depreciation on Futures *(1)
Equity Risk Exposure:
US Large Cap Value ETF	$237

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

45

The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) from:	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures (1)	Futures (2)
Equity Risk Exposure:
US Core Equity ETF	$2,037	$64
US Core Equity 1 ETF*	86	—
US High Profitability ETF*	1,301	—
US Large Cap Value ETF	224	(237)
US Small Cap Value ETF	(217)	—
US Real Estate ETF*	31	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.
*	As of April 30, 2024, there were no futures contracts outstanding. During the six months ended April 30, 2024, the Fund had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds.

For the period ended April 30, 2024, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Management Fee
US Core Equity ETF	0.12%
US Core Equity 1 ETF	0.12%
US High Profitability ETF	0.19%
US Large Cap Value ETF	0.19%
US Small Cap Value ETF	0.28%
US Large Cap Vector ETF	0.19%
US Real Estate ETF	0.17%

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Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the following Funds. For each Fund, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense Limitation Amount”).The Fee Waiver Agreement will remain in effect through February 28, 2025, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended April 30, 2024, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the six months ended April 30, 2024, recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/ assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Assumed Expenses	Recovery of Previously Waived Fees/ Assumed Expenses
US Core Equity 1 ETF	0.14%	$17	$—
US High Profitability ETF	0.22%	—	—
US Large Cap Value ETF	0.22%	—	80
US Small Cap Value ETF	0.31%	—	—
US Large Cap Vector ETF	0.22%	13	—
US Real Estate ETF	0.19%	5	6

	Previously Waived Fees/Assumed Expenses Subject to Future Recovery
	Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
US Core Equity 1 ETF	$—	$—	$30	$17	$47
US Large Cap Vector ETF	—	—	—	13	13
US Real Estate ETF	—	12	79	5	96

US Core Equity ETF (a “Unitary Fee Fund”) pays the Advisor a unitary management fee for managing the Fund’s assets. Pursuant to the investment management agreement with the Trust, on behalf of the Unitary Fee Fund, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses (including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (vi) litigation expenses (including litigation to which the Trust or Fund may be a party and indemnification of the

47

Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the Independent Trustees; (ix) Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-routine or extraordinary expenses.

For the Unitary Fee Fund, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.

2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended April 30, 2024, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
US Large Cap Value ETF	$3
US Small Cap Value ETF	1

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

4. DISTRIBUTION

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Funds) receive no compensation from the Trust. For the period ended April 30, 2024, the total related amounts paid by the Trust to the CCO was $33 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

US High Profitability ETF	$4
US Large Cap Value ETF	1
US Small Cap Value ETF	3
US Real Estate ETF	1

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F. FEDERAL INCOME TAXES

Each Fund has qualified (with respect to the US Large Cap Vector ETF, intends to qualify) and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022 and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
US Core Equity ETF
2022	$26,838	$—	$—	$26,838
2023	46,897	—	—	46,897
US High Profitability ETF
2022	4,812	—	—	4,812
2023	35,685	—	—	35,685
US Large Cap Value ETF
2023	8,365	—	—	8,365
US Small Cap Value ETF
2022	2,003	—	—	2,003
2023	19,562	—	—	19,562
US Real Estate ETF
2022	1,058	—	—	1,058
2023	17,888	—	—	17,888

US Core Equity 1 ETF and US Large Cap Vector ETF commenced operations on September 12, 2023 and November 1, 2023, respectively, and did not pay any distributions for the years ended October 31, 2022, or October 31, 2023.

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
US Core Equity ETF	$2,189	$—	$2,189
US Core Equity 1 ETF	13	—	13

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
US High Profitability ETF	$1,388	$—	$1,388
US Large Cap Value ETF	265	—	265
US Small Cap Value ETF	2,724	—	2,724
US Real Estate ETF	517	—	517

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)(1)	Total Net Distributable Earnings (Accumulated Losses)
US Core Equity ETF	$3,738	$—	$(202,473)	$152,055	$(46,680)
US Core Equity 1 ETF	89	—	(200)	(2,958)	(3,069)
US High Profitability ETF	4,772	—	(35,593)	52,566	21,745
US Large Cap Value ETF	1,896	—	(7,599)	(46,044)	(51,747)
US Small Cap Value ETF	—	—	(41,921)	(119,269)	(161,190)
US Real Estate ETF	1,742	—	(14,549)	(108,829)	(121,636)

(1)	The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
US Core Equity ETF	$202,473	$202,473
US Core Equity 1 ETF	200	200
US High Profitability ETF	35,593	35,593
US Large Cap Value ETF	7,599	7,599
US Small Cap Value ETF	41,921	41,921
US Real Estate ETF	14,549	14,549

During the year ended October 31, 2023, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Core Equity ETF	$4,433,730	$1,085,095	$(109,145)	$975,950
US Core Equity 1 ETF	426,870	42,560	(8,256)	34,304
US High Profitability ETF	4,701,570	635,726	(65,121)	570,605
US Large Cap Value ETF	1,675,795	170,687	(32,851)	137,836
US Small Cap Value ETF	2,818,261	311,387	(147,840)	163,547
US Large Cap Vector ETF	152,061	18,805	(2,119)	16,686
US Real Estate ETF	1,021,076	33,331	(86,596)	(53,265)

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The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, and net mark-to-market gains (losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

H. AFFILIATED TRADES

Cross trades for the period ended April 30, 2024, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

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For the period ended April 30, 2024, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
US Core Equity ETF	$8,325	$4,541	$(2,290)
US High Profitability ETF	27,310	7,562	(1,611)
US Large Cap Value ETF	17,244	3,705	(1,112)
US Small Cap Value ETF	34,042	35,056	(10,855)
US Large Cap Vector ETF	835	673	(67)
US Real Estate ETF	658	2,432	(1,013)

For the period ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distributions
US Core Equity ETF
The DFA Short Term Investment Fund	$118,531	581,827	$581,128	$—	$—	$119,230	10,307	$3,640	$—

Total	$118,531	581,827	$581,828	$—	$—	$119,230	10,307	$3,640	$—

US Core Equity 1 ETF
The DFA Short Term Investment Fund	$4,938	$32,881	$27,626	$—	$—	$10,193	881	$—	$—

Total	$4,938	$32,881	$27,626	$—	$—	$10,193	881	$—	$—

US High Profitability ETF
The DFA Short Term Investment Fund	$70,627	$911,875	$881,760	$—	$—	$100,742	8,709	$3,369	$—

Total	$70,627	$911,875	$881,760	$—	$—	$100,742	8,709	$3,369	$—

US Large Cap Value ETF
The DFA Short Term Investment Fund	$5,777	$179,160	$176,173	$—	$—	$8,764	758	$—	$—

Total	$5,777	$179,160	$176,173	$—	$—	$8,764	758	$—	$—

US Small Cap Value ETF
The DFA Short Term Investment Fund	$132,822	$434,868	$396,291	$—	$—	$171,399	14,817	$4,753	$—

Total	$132,822	$434,868	$396,291	$—	$—	$171,399	14,817	$4,753	$—

US Large Cap Vector ETF
The DFA Short Term Investment Fund	$—	$10,294	$8,674	$—	$—	$1,620	140	$55	$—

Total	$—	$10,294	$8,674	$—	$—	$1,620	140	$55	$—

US Real Estate ETF
The DFA Short Term Investment Fund	$37,175	$138,791	$147,904	$—	$—	$28,062	2,426	$861	$—

Total	$37,175	$138,791	$147,904	$—	$—	$28,062	2,426	$861	$—

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I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2024 were as follows (amounts in thousands):

	Purchases	Sales
US Core Equity ETF	$90,687	$66,001
US Core Equity 1 ETF	17,515	11,724
US High Profitability ETF	275,216	181,329
US Large Cap Value ETF	85,234	28,561
US Small Cap Value ETF	269,331	114,641
US Large Cap Vector ETF	5,437	5,229
US Real Estate ETF	40,868	37,179

In-kind transactions for the period ended April 30, 2024 were as follows (amounts in thousands):

	Purchases	Sales
US Core Equity ETF	$629,032	$16,057
US Core Equity 1 ETF	301,929	10,188
US High Profitability ETF	1,726,734	448,789
US Large Cap Value ETF	773,204	203,733
US Small Cap Value ETF	727,257	216,451
US Large Cap Vector ETF	150,724	—
US Real Estate ETF	243,139	16,611

There were no purchases or sales of U.S. government securities during the period ended April 30, 2024.

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

K. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances

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under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Funds under this line of credit during the period ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended April 30, 2024.

L. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Funds until the 2024 annual shareholder reports and will have no effect on the Funds’ accounting policies or financial statements.

M. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Core Equity ETF	1	100%
US Core Equity 1 ETF	1	100%
US High Profitability ETF	1	100%
US Large Cap Value ETF	1	100%
US Small Cap Value ETF	1	100%
US Large Cap Vector ETF	1	100%
US Real Estate ETF	1	100%

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N. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

58

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

59

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Trustees of Dimensional ETF Trust (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each Portfolio, except Dimensional US Core Equity 1 ETF and Dimensional US Large Cap Vector ETF (collectively, the “Funds”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

60

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

At the Board meeting held on June 22, 2023 (the “June Meeting”), the Board considered the approval of the Investment Management Agreement for the Dimensional US Core Equity 1 ETF (the “New Fund”).

At the June Meeting, the Board considered a number of factors when considering the approval of each Management Agreement for the New Fund, including: (i) the nature, extent and quality of services to be provided by the Advisor to the New Fund; (ii) the performance of the Advisor; (iii) the fees and expenses to be borne by the New Fund; (iv) the profitability to be realized by the Advisor from the relationship with the New Fund; and (v) whether economies of scale would be realized by the Advisor with respect to the New Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services to be provided by the Advisor to the New Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals that will be providing management services to the New Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process for the New Fund and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services that will be provided by the Advisor, including administrative services. After analyzing the caliber of services to be provided by the Advisor to the New Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to the New Fund were consistent the New Fund’s anticipated operational requirements.

The Board also noted that, as the New Fund had not yet commenced investment operations, there was no investment performance for the New Fund or the Advisor in managing the New Fund for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the New Fund because the New Fund had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

The Board also considered the proposed fees and projected expenses for the New Fund, and compared the fees to be charged to a New Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other funds managed by third parties in the New Fund’s anticipated peer group for comparable services. The Board concluded, among other things, that the proposed management fee and anticipated total expenses of the New Fund appeared to compare favorably to expected

61

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

peer funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed management fee for the New Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the New Fund’s peer group. The Board also noted that the Advisor had agreed to a contractual fee waiver arrangement to limit the expenses of the New Fund. The Board also concluded that the shareholders of the New Fund were likely to receive reasonable value in return for paying the fees and expenses of the New Fund. The Board also concluded that, given the New Fund’s proposed management fee and the New Fund’s likely ranking among peer funds with respect to fees, economies of scale and the reflection of such economies of scale in the level of management fee charged were inapplicable to the New Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Management Agreements for the New Fund was in the best interests of the New Fund and its shareholders.

62

DFA043024-016AS

Semi-Annual Report

Period Ended: April 30, 2024 (Unaudited)

DIMENSIONAL ETF TRUST

Dimensional International Core Equity Market ETF

Dimensional International Core Equity 2 ETF

Dimensional International Small Cap Value ETF

Dimensional International Small Cap ETF

Dimensional International High Profitability ETF

Dimensional Emerging Core Equity Market ETF

Dimensional Emerging Markets High Profitability ETF

Dimensional Emerging Markets Value ETF

Dimensional Emerging Markets Core Equity 2 ETF

Dimensional World Equity ETF

Dimensional Global Real Estate ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec. gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling collect to (512) 306-7400, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

3

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DIMENSIONAL ETF TRUST

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments/Schedules of Investments
Investment Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYS	New York Registry Shares
PLC	Public Limited Company
SA	Special Assessment

Investment Footnotes

*	Non-Income Producing Securities
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan
§	Affiliated Fund
@	Security purchased with cash collateral received from Securities on Loan

Financial Highlights

(a)	Computed using average shares outstanding
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Not annualized for periods less than one year
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year
(f)	Excludes impact of in-kind transactions

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

(g)	Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(h)	Represents the combined ratios for the respective Fund and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission
Commencement of operations.

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund ‘s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the period indicated.

Expense Tables	For the period ended April 30, 2024

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratio	Expenses Paid During Period (a)
Dimensional International Core Equity Market ETF

Actual Fund Return	$1,000.00	$1,182.30	0.18%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91
Dimensional International Core Equity 2 ETF

Actual Fund Return	$1,000.00	$1,177.90	0.22%	$1.19
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
Dimensional International Small Cap Value ETF

Actual Fund Return	$1,000.00	$1,191.80	0.42%	$2.29
Hypothetical 5% Annual Return	$1,000.00	$1,022.77	0.42%	$2.11

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratio	Expenses Paid During Period (a)
Dimensional International Small Cap ETF

Actual Fund Return	$1,000.00	$1,183.70	0.39%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96
Dimensional International High Profitability ETF

Actual Fund Return	$1,000.00	$1,165.30	0.27%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36
Dimensional Emerging Core Equity Market ETF

Actual Fund Return	$1,000.00	$1,156.80	0.35%	$1.88
Hypothetical 5% Annual Return	$1,000.00	$1,023.12	0.35%	$1.76
Dimensional Emerging Markets High Profitability ETF

Actual Fund Return	$1,000.00	$1,143.70	0.41%	$2.19
Hypothetical 5% Annual Return	$1,000.00	$1,022.82	0.41%	$2.06
Dimensional Emerging Markets Value ETF

Actual Fund Return	$1,000.00	$1,181.40	0.43%	$2.33
Hypothetical 5% Annual Return	$1,000.00	$1,022.73	0.43%	$2.16
Dimensional Emerging Markets Core Equity 2 ETF

Actual Fund Return	$1,000.00	$1,160.60	0.38%	$2.04
Hypothetical 5% Annual Return	$1,000.00	$1,022.97	0.38%	$1.91
Dimensional World Equity ETF (b)

Actual Fund Return	$1,000.00	$1,192.00	0.25%	$1.36
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.25%	$1.26
Dimensional Global Real Estate ETF

Actual Fund Return	$1,000.00	$1,115.70	0.22%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(b)

Dimensional World Equity ETF is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

6

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on March 28, 2024. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Investments” in lieu of a full Schedule of Investments. The Summary Schedule of Investments reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Investments identifies each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional International Core Equity Market ETF
Communication Services	3.7%
Consumer Discretionary	12.6%
Consumer Staples	7.8%
Energy	7.1%
Financials	19.0%
Health Care	10.1%
Industrials	17.6%
Information Technology	8.4%
Materials	9.1%
Real Estate	1.4%
Utilities	3.2%

100.0%

Dimensional International Core Equity 2 ETF
Communication Services	4.1%
Consumer Discretionary	12.8%
Consumer Staples	6.9%
Energy	8.4%
Financials	17.7%
Health Care	7.7%
Industrials	19.1%
Information Technology	7.5%
Materials	11.1%
Real Estate	1.8%
Utilities	2.9%

100.0%

Dimensional International Small Cap Value ETF
Communication Services	2.6%
Consumer Discretionary	12.1%
Consumer Staples	4.7%
Energy	7.2%
Financials	23.0%
Health Care	2.2%
Industrials	19.5%
Information Technology	4.2%
Materials	20.8%
Real Estate	3.0%
Utilities	0.7%

100.0%

Dimensional International Small Cap ETF
Communication Services	3.5%
Consumer Discretionary	12.9%
Consumer Staples	5.9%
Energy	5.4%
Financials	12.2%
Health Care	5.4%
Industrials	25.0%
Information Technology	9.7%
Materials	12.8%
Real Estate	3.8%
Utilities	3.4%

100.0%

Dimensional International High Profitability ETF
Communication Services	6.5%
Consumer Discretionary	17.1%
Consumer Staples	9.7%
Energy	10.8%
Financials	6.6%
Health Care	9.9%
Industrials	18.9%
Information Technology	10.6%
Materials	7.9%
Real Estate	0.5%
Utilities	1.5%

100.0%

Dimensional Emerging Core Equity Market ETF
Communication Services	7.8%
Consumer Discretionary	11.6%
Consumer Staples	5.5%
Energy	5.7%
Financials	19.4%
Health Care	4.4%
Industrials	9.0%
Information Technology	22.8%
Materials	8.8%
Real Estate	1.8%
Utilities	3.2%

100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Dimensional Emerging Markets High Profitability ETF
Communication Services	13.5%
Consumer Discretionary	12.5%
Consumer Staples	8.9%
Energy	8.4%
Financials	7.6%
Health Care	3.2%
Industrials	7.0%
Information Technology	29.6%
Materials	8.9%
Utilities	0.4%

100.0%

Dimensional Emerging Markets Value ETF
Communication Services	2.8%
Consumer Discretionary	9.5%
Consumer Staples	1.9%
Energy	11.3%
Financials	29.2%
Health Care	2.2%
Industrials	9.5%
Information Technology	15.2%
Materials	13.7%
Real Estate	3.3%
Utilities	1.4%

100.0%

Dimensional Emerging Markets Core Equity 2 ETF
Communication Services	7.3%
Consumer Discretionary	12.2%
Consumer Staples	5.5%
Energy	5.5%
Financials	17.5%
Health Care	4.9%
Industrials	10.9%
Information Technology	20.7%
Materials	10.3%
Real Estate	2.4%
Utilities	2.8%

100.0%

Dimensional World Equity ETF
Affiliated Investment Companies	100.0%

100.0%

Dimensional Global Real Estate ETF
Real Estate	100.0%

100.0%

8

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.0%)
AUSTRALIA — (6.3%)
# BHP Group, Ltd., Sponsored ADR	402,250	$22,188,110	0.4%
Commonwealth Bank of Australia	411,467	30,603,526	0.6%
National Australia Bank, Ltd.	803,654	17,638,640	0.3%
Other Securities		299,832,196	5.2%

TOTAL AUSTRALIA		370,262,472	6.5%

AUSTRIA — (0.2%)
Other Securities		14,468,080	0.2%

BELGIUM — (0.8%)
Other Securities		47,597,362	0.8%

CANADA — (10.4%)
Canadian Natural Resources, Ltd.	265,161	20,104,507	0.4%
Royal Bank of Canada	270,534	26,227,334	0.5%
# Toronto-Dominion Bank (The)	367,530	21,801,880	0.4%
Other Securities		540,876,664	9.4%

TOTAL CANADA		609,010,385	10.7%

CHINA — (0.0%)
Other Securities		2,637	0.0%

DENMARK — (3.0%)
Novo Nordisk A/S, Class B	740,132	95,771,989	1.7%
Other Securities		81,128,235	1.4%

TOTAL DENMARK		176,900,224	3.1%

FINLAND — (1.0%)
Other Securities		58,799,283	1.0%

FRANCE — (9.2%)
Air Liquide SA	101,141	19,885,811	0.4%
Airbus SE	126,405	20,906,435	0.4%
BNP Paribas SA	235,878	17,052,181	0.3%
Hermes International SCA	7,612	18,321,281	0.3%
L’Oreal SA	50,816	23,888,513	0.4%
LVMH Moet Hennessy Louis Vuitton SE	78,747	65,205,005	1.1%
# Sanofi SA	261,187	25,994,981	0.5%
Schneider Electric SE	108,295	24,907,514	0.4%
TotalEnergies SE	808,045	59,262,221	1.1%
Vinci SA	139,348	16,427,100	0.3%
Other Securities		245,518,732	4.2%

TOTAL FRANCE		537,369,774	9.4%

GERMANY — (6.7%)
Allianz SE, Registered	74,407	21,210,725	0.4%
Deutsche Telekom AG	1,075,137	24,704,826	0.5%
* Mercedes-Benz Group AG	260,964	19,794,902	0.4%
SAP SE	210,162	38,134,460	0.7%
Siemens AG, Registered	176,751	33,243,695	0.6%
Other Securities		256,033,508	4.3%

TOTAL GERMANY		393,122,116	6.9%

HONG KONG — (1.6%)
AIA Group, Ltd.	2,760,000	20,396,870	0.4%
Other Securities		70,713,908	1.2%

TOTAL HONG KONG		91,110,778	1.6%

9

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
IRELAND — (0.3%)
Other Securities		$18,394,034	0.3%

ISRAEL — (0.5%)
Other Securities		31,385,178	0.5%

ITALY — (2.6%)
UniCredit SpA	440,756	16,296,892	0.3%
Other Securities		135,223,560	2.4%

TOTAL ITALY		151,520,452	2.7%

JAPAN — (22.3%)
Hitachi, Ltd.	236,900	22,009,202	0.4%
Mitsubishi Corp.	715,100	16,450,049	0.3%
Mitsubishi UFJ Financial Group, Inc.	2,869,300	28,799,665	0.5%
Recruit Holdings Co., Ltd.	407,400	17,868,489	0.3%
Shin-Etsu Chemical Co., Ltd.	530,600	20,888,171	0.4%
Sony Group Corp.	391,000	32,511,899	0.6%
Tokyo Electron, Ltd.	136,092	30,372,389	0.6%
Toyota Motor Corp.	3,057,600	70,686,295	1.3%
Other Securities		1,066,286,414	18.5%

TOTAL JAPAN		1,305,872,573	22.9%

NETHERLANDS — (3.7%)
ASML Holding NV	21,576	19,210,606	0.3%
ASML Holding NV, Sponsored NYS	76,736	66,949,858	1.2%
Other Securities		133,854,899	2.4%

TOTAL NETHERLANDS		220,015,363	3.9%

NEW ZEALAND — (0.2%)
Other Securities		10,828,177	0.2%

NORWAY — (0.6%)
Other Securities		38,064,299	0.7%

PORTUGAL — (0.2%)
Other Securities		10,267,545	0.2%

SINGAPORE — (0.9%)
Other Securities		50,082,083	0.9%

SPAIN — (2.3%)
Other Securities		133,515,865	2.3%

SWEDEN — (2.7%)
Other Securities		159,971,159	2.8%

SWITZERLAND — (7.6%)
ABB, Ltd., Registered	386,021	18,893,837	0.3%
Cie Financiere Richemont SA, Registered	121,974	17,009,731	0.3%
Nestle SA, Registered	665,954	66,947,565	1.2%
Novartis AG, Sponsored ADR	422,424	41,030,043	0.7%
Roche Holding AG	208,080	50,049,008	0.9%
Zurich Insurance Group AG	35,082	16,991,140	0.3%
Other Securities		233,179,344	4.1%

TOTAL SWITZERLAND		444,100,668	7.8%

THAILAND — (0.0%)
Other Securities		1,638	0.0%

UNITED KINGDOM — (12.9%)
AstraZeneca PLC	353,909	53,452,166	0.9%
BP PLC	5,825,433	37,959,447	0.7%
Diageo PLC	597,041	20,749,124	0.4%
Glencore PLC	3,407,799	19,957,021	0.4%
GSK PLC	1,254,576	26,281,327	0.5%

10

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (Continued)
HSBC Holdings PLC	5,151,358	$44,867,894	0.8%
RELX PLC	496,267	20,524,772	0.4%
Rio Tinto PLC	321,338	22,017,224	0.4%
* Shell PLC	2,090,674	74,948,345	1.3%
Unilever PLC	634,469	32,890,095	0.6%
Other Securities		400,792,618	6.8%

TOTAL UNITED KINGDOM		754,440,033	13.2%

UNITED STATES — (0.0%)
Other Securities		2,944,204	0.0%

TOTAL COMMON STOCKS		5,630,046,382	98.6%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		24,133,092	0.4%

TOTAL PREFERRED STOCKS		24,133,092	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		316	0.0%

CANADA — (0.0%)
Other Securities		—	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

SINGAPORE — (0.0%)
Other Securities		4,651	0.0%

SWITZERLAND — (0.0%)
Other Securities		—	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		4,967	0.0%

TOTAL INVESTMENT SECURITIES — (96.4%) (Cost $5,020,670,913)		5,654,184,441

SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	18,204,771	210,592,787	3.7%

TOTAL INVESTMENTS — (100.0%) (Cost $5,231,263,700)		$5,864,777,228	102.7%

As of April 30, 2024, Dimensional International Core Equity Market ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	40	06/21/24	$10,214,282	$10,134,000	$(80,282)

Total Futures Contracts			$10,214,282	$10,134,000	$(80,282)

11

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	$369,459,317	$803,155	$—		$370,262,472
Austria	14,468,080	—	—		14,468,080
Belgium	47,597,362	—	—		47,597,362
Canada	609,010,385	—	—		609,010,385
China	2,637	—	—		2,637
Denmark	176,900,224	—	—		176,900,224
Finland	58,799,283	—	—		58,799,283
France	537,369,774	—	—		537,369,774
Germany	393,122,116	—	—		393,122,116
Hong Kong	91,108,078	2,700	—		91,110,778
Ireland	18,394,034	—	—		18,394,034
Israel	31,385,178	—	—		31,385,178
Italy	151,520,452	—	—		151,520,452
Japan	1,305,872,573	—	—		1,305,872,573
Netherlands	220,015,363	—	—		220,015,363
New Zealand	10,828,177	—	—		10,828,177
Norway	38,064,299	—	—		38,064,299
Portugal	10,267,545	—	—		10,267,545
Singapore	50,082,083	—	—		50,082,083
Spain	133,515,865	—	—		133,515,865
Sweden	159,971,159	—	—		159,971,159
Switzerland	444,100,668	—	—		444,100,668
Thailand	1,638	—	—		1,638
United Kingdom	754,440,033	—	—		754,440,033
United States	2,944,204	—	—		2,944,204
Preferred Stocks
Germany	24,133,092	—	—		24,133,092
Rights/Warrants
Australia	316	—	—		316
Canada	—	—	—		—
Italy	—	—	—		—
Singapore	4,651	—	—		4,651
Switzerland	—	—	—		—
United Kingdom	—	—	—		—
Securities Lending Collateral	—	210,592,787	—		210,592,787

Total Investments	$5,653,378,586	$211,398,642	$—	***	$5,864,777,228

Financial instruments
Liabilities
Futures Contracts**	(80,282)	—	—		(80,282)

Total Other Financial Instruments	$(80,282)	$—	$—		$(80,282)

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
**	Valued at the unrealized appreciation (depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.7%)
AUSTRALIA — (6.1%)
# BHP Group, Ltd., Sponsored ADR	459,721	$25,358,210	0.4%
Commonwealth Bank of Australia	230,069	17,111,755	0.3%
Other Securities		327,926,297	5.6%

TOTAL AUSTRALIA		370,396,262	6.3%

AUSTRIA — (0.5%)
Other Securities		28,668,118	0.5%

BELGIUM — (1.1%)
KBC Group NV	185,482	13,863,105	0.3%
Other Securities		53,664,886	0.8%

TOTAL BELGIUM		67,527,991	1.1%

CANADA — (10.3%)
Canadian Natural Resources, Ltd.	225,005	17,059,879	0.3%
Fairfax Financial Holdings, Ltd.	14,397	15,684,488	0.3%
National Bank of Canada	171,801	13,823,112	0.3%
Nutrien, Ltd.	254,741	13,442,683	0.2%
Royal Bank of Canada	226,178	21,927,174	0.4%
Suncor Energy, Inc.	492,577	18,811,516	0.3%
Toronto-Dominion Bank (The)	268,760	15,942,843	0.3%
Other Securities		504,647,741	8.5%

TOTAL CANADA		621,339,436	10.6%

CHINA — (0.0%)
Other Securities		2,959	0.0%

DENMARK — (3.0%)
Novo Nordisk A/S, Sponsored ADR	194,814	24,996,584	0.4%
Novo Nordisk A/S, Class B	331,854	42,941,418	0.7%
Other Securities		116,264,920	2.0%

TOTAL DENMARK		184,202,922	3.1%

FINLAND — (1.3%)
Other Securities		75,827,212	1.3%

FRANCE — (7.8%)
LVMH Moet Hennessy Louis Vuitton SE	48,297	39,991,443	0.7%
Orange SA	1,267,335	14,126,971	0.3%
TotalEnergies SE	880,167	64,551,666	1.1%
Vinci SA	134,710	15,880,348	0.3%
Other Securities		337,497,878	5.7%

TOTAL FRANCE		472,048,306	8.1%

GERMANY — (6.7%)
Allianz SE, Registered	46,752	13,327,292	0.2%
Bayer AG, Registered	549,548	16,071,060	0.3%
Deutsche Telekom AG	1,170,919	26,905,734	0.5%
* Mercedes-Benz Group AG	302,287	22,929,375	0.4%
Siemens AG, Registered	111,822	21,031,714	0.4%
Other Securities		306,784,714	5.2%

TOTAL GERMANY		407,049,889	7.0%

HONG KONG — (1.5%)
AIA Group, Ltd.	2,322,400	17,162,932	0.3%
Other Securities		76,474,212	1.3%

TOTAL HONG KONG		93,637,144	1.6%

13

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
IRELAND — (0.6%)
Other Securities		$34,066,695	0.6%

ISRAEL — (0.8%)
Other Securities		46,482,370	0.8%

ITALY — (2.8%)
# Stellantis NV	771,501	17,204,472	0.3%
UniCredit SpA	467,005	17,267,445	0.3%
Other Securities		133,064,086	2.3%

TOTAL ITALY		167,536,003	2.9%

JAPAN — (22.2%)
Hitachi, Ltd.	221,500	20,578,464	0.4%
# ITOCHU Corp.	300,700	13,635,784	0.3%
Mitsubishi Corp.	590,700	13,588,371	0.3%
Mitsubishi UFJ Financial Group, Inc.	1,828,700	18,354,981	0.3%
Shin-Etsu Chemical Co., Ltd.	362,000	14,250,882	0.3%
Sony Group Corp.	262,900	21,860,302	0.4%
Tokyo Electron, Ltd.	70,400	15,711,550	0.3%
Toyota Motor Corp.	2,459,600	56,861,594	1.0%
Other Securities		1,165,605,657	19.6%

TOTAL JAPAN		1,340,447,585	22.9%

NETHERLANDS — (3.5%)
ASML Holding NV, Sponsored NYS	60,382	52,681,483	0.9%
Wolters Kluwer NV	120,714	18,167,184	0.3%
Other Securities		138,032,944	2.4%

TOTAL NETHERLANDS		208,881,611	3.6%

NEW ZEALAND — (0.2%)
Other Securities		14,050,017	0.2%

NORWAY — (0.8%)
Other Securities		47,728,286	0.8%

PORTUGAL — (0.3%)
Other Securities		16,463,584	0.3%

SINGAPORE — (0.8%)
Other Securities		50,273,561	0.9%

SPAIN — (2.4%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,918,729	20,549,588	0.4%
Other Securities		124,298,110	2.1%

TOTAL SPAIN		144,847,698	2.5%

SWEDEN — (2.8%)
Volvo AB, Class B	563,997	14,562,519	0.3%
Other Securities		154,767,989	2.6%

TOTAL SWEDEN		169,330,508	2.9%

SWITZERLAND — (7.1%)
ABB, Ltd., Registered	348,309	17,048,019	0.3%
Nestle SA, Registered	397,901	40,000,515	0.7%
Novartis AG, Sponsored ADR	320,154	31,096,558	0.5%
Roche Holding AG	112,364	27,026,657	0.5%
Swiss Re AG	145,046	15,786,394	0.3%
Other Securities		299,794,999	5.1%

TOTAL SWITZERLAND		430,753,142	7.4%

THAILAND — (0.0%)
Other Securities		5,617	0.0%

14

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (13.1%)
AstraZeneca PLC, Sponsored ADR	390,219	$29,609,818	0.5%
BP PLC, Sponsored ADR	1,142,794	44,306,124	0.8%
CRH PLC	209,465	16,216,780	0.3%
Glencore PLC	3,811,495	22,321,178	0.4%
GSK PLC	898,095	18,813,630	0.3%
# HSBC Holdings PLC, Sponsored ADR	629,029	27,413,084	0.5%
Rio Tinto PLC	375,308	25,715,104	0.4%
Shell PLC, ADR	1,135,605	81,377,454	1.4%
Unilever PLC, Sponsored ADR	329,342	17,076,383	0.3%
Other Securities		509,103,319	8.6%

TOTAL UNITED KINGDOM		791,952,874	13.5%

UNITED STATES — (0.0%)
Other Securities		2,932,097	0.0%

TOTAL COMMON STOCKS		5,786,451,887	98.9%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		22,792,925	0.4%

TOTAL PREFERRED STOCKS		22,792,925	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

AUSTRIA — (0.0%)
Other Securities		20,089	0.0%

CANADA — (0.0%)
Other Securities		—	0.0%

HONG KONG — (0.0%)
Other Securities		34	0.0%

SINGAPORE — (0.0%)
Other Securities		8,327	0.0%

SWITZERLAND — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		28,450	0.0%

TOTAL INVESTMENT SECURITIES — (96.1%) (Cost $5,023,075,855)		5,809,273,262

SECURITIES LENDING COLLATERAL — (3.9%)
@§ The DFA Short Term Investment Fund	20,363,477	235,564,702	4.0%

TOTAL INVESTMENTS — (100.0%) (Cost $5,258,640,557)		$6,044,837,964	103.3%

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$369,030,536	$1,365,726	$—	$370,396,262
Austria	28,668,118	—	—	28,668,118
Belgium	67,513,229	14,762	—	67,527,991
Canada	621,339,436	—	—	621,339,436
China	2,959	—	—	2,959
Denmark	184,202,922	—	—	184,202,922

15

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Finland	$75,827,212	$—	$—		$75,827,212
France	472,048,306	—	—		472,048,306
Germany	407,049,889	—	—		407,049,889
Hong Kong	93,628,241	8,903	—		93,637,144
Ireland	34,066,695	—	—		34,066,695
Israel	46,482,370	—	—		46,482,370
Italy	167,536,003	—	—		167,536,003
Japan	1,340,447,585	—	—		1,340,447,585
Netherlands	208,881,611	—	—		208,881,611
New Zealand	14,050,017	—	—		14,050,017
Norway	47,728,286	—	—		47,728,286
Portugal	16,463,584	—	—		16,463,584
Singapore	50,273,561	—	—		50,273,561
Spain	144,847,698	—	—		144,847,698
Sweden	169,330,508	—	—		169,330,508
Switzerland	430,753,142	—	—		430,753,142
Thailand	5,617	—	—		5,617
United Kingdom	791,952,874	—	—		791,952,874
United States	2,932,097	—	—		2,932,097
Preferred Stocks
Germany	22,792,925	—	—		22,792,925
Rights/Warrants
Australia	—	—	—		—
Austria	—	20,089	—		20,089
Canada	—	—	—		—
Hong Kong	34	—	—		34
Singapore	8,327	—	—		8,327
Switzerland	—	—	—		—
Securities Lending Collateral	—	235,564,702	—		235,564,702

Total Investments	$5,807,863,782	$236,974,182	$—	***	$6,044,837,964

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

16

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
AUSTRALIA — (7.9%)
* Bank of Queensland, Ltd.	2,142,871	$8,557,569	0.5%
* Ramelius Resources, Ltd.	5,448,966	7,395,025	0.4%
* Sandfire Resources, Ltd.	1,847,167	11,454,834	0.6%
Other Securities		117,200,832	6.5%

TOTAL AUSTRALIA		144,608,260	8.0%

AUSTRIA — (1.1%)
voestalpine AG	321,720	8,641,304	0.5%
Other Securities		11,661,573	0.6%

TOTAL AUSTRIA		20,302,877	1.1%

BELGIUM — (1.5%)
Ackermans & van Haaren NV	46,475	8,025,526	0.4%
Other Securities		20,255,223	1.2%

TOTAL BELGIUM		28,280,749	1.6%

CANADA — (10.0%)
Crescent Point Energy Corp.	1,435,751	12,648,966	0.7%
* Eldorado Gold Corp.	630,089	8,985,069	0.5%
* MEG Energy Corp.	407,811	9,294,000	0.5%
Whitecap Resources, Inc.	1,516,494	11,523,964	0.6%
Other Securities		140,392,759	7.8%

TOTAL CANADA		182,844,758	10.1%

CHINA — (0.0%)
Other Securities		9,522	0.0%

DENMARK — (2.6%)
Jyske Bank A/S, Registered	130,986	10,675,527	0.6%
Sydbank AS	185,754	9,496,280	0.5%
Other Securities		27,099,552	1.5%

TOTAL DENMARK		47,271,359	2.6%

FINLAND — (1.9%)
Other Securities		33,957,774	1.9%

FRANCE — (4.8%)
* Elis SA	449,668	10,154,709	0.6%
Rexel SA	395,042	10,319,254	0.6%
SCOR SE	384,570	12,599,280	0.7%
Other Securities		55,044,711	3.0%

TOTAL FRANCE		88,117,954	4.9%

GERMANY — (5.0%)
KION Group AG	326,627	15,150,369	0.8%
Other Securities		76,127,017	4.2%

TOTAL GERMANY		91,277,386	5.0%

HONG KONG — (1.8%)
Other Securities		33,483,255	1.8%

IRELAND — (0.2%)
Other Securities		4,209,200	0.2%

ISRAEL — (0.8%)
Other Securities		15,550,429	0.9%

ITALY — (4.4%)
Banca Popolare di Sondrio SPA	1,174,113	9,867,656	0.6%
BPER Banca SPA	2,797,885	14,632,182	0.8%

17

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
	ITALY — (Continued)
	Buzzi SpA	236,872	$8,575,950	0.5%
	Iveco Group NV	516,874	6,524,275	0.4%
	Unipol Gruppo SpA	752,729	6,776,919	0.4%
	Other Securities		34,701,866	1.8%

	TOTAL ITALY		81,078,848	4.5%

	JAPAN — (24.9%)
	Alps Alpine Co., Ltd.	759,100	6,888,411	0.4%
	Furukawa Electric Co., Ltd.	345,000	7,425,508	0.4%
	Gunma Bank, Ltd. (The)	1,321,800	8,065,277	0.5%
	Mitsubishi Materials Corp.	480,200	9,438,303	0.5%
	Nippon Electric Glass Co., Ltd.	367,800	9,131,602	0.5%
	Taiheiyo Cement Corp.	395,400	9,088,182	0.5%
	Toyo Tire Corp.	346,300	6,571,041	0.4%
	UBE Corp.	474,900	8,721,514	0.5%
	Other Securities		391,643,492	21.5%

	TOTAL JAPAN		456,973,330	25.2%

	NETHERLANDS — (2.2%)
	ASR Nederland NV	176,941	8,886,497	0.5%
Ω	Signify NV	347,806	9,579,978	0.5%
	Other Securities		22,457,250	1.2%

	TOTAL NETHERLANDS		40,923,725	2.2%

	NEW ZEALAND — (0.2%)
	Other Securities		2,827,418	0.2%

	NORWAY — (0.9%)
	Other Securities		16,035,581	0.9%

	PORTUGAL — (0.4%)
*	Banco Comercial Portugues SA, Class R	18,990,757	6,672,543	0.4%
	Other Securities		851,620	0.0%

	TOTAL PORTUGAL		7,524,163	0.4%

	SINGAPORE — (0.4%)
	Other Securities		7,885,679	0.4%

	SPAIN — (3.0%)
	Banco de Sabadell SA	11,103,284	21,322,560	1.2%
	Bankinter SA	1,255,566	9,961,506	0.5%
	Other Securities		24,083,818	1.3%

	TOTAL SPAIN		55,367,884	3.0%

	SWEDEN — (2.8%)
	Other Securities		51,584,515	2.8%

	SWITZERLAND — (6.5%)
	Adecco Group AG	380,593	13,378,748	0.7%
	Baloise Holding AG, Registered	107,328	16,242,846	0.9%
	Clariant AG, Registered	477,220	7,170,138	0.4%
#*	Helvetia Holding AG, Registered	86,531	11,350,029	0.6%
	Mobimo Holding AG, Registered	26,998	7,565,268	0.4%
	Swiss Prime Site AG, Registered	149,770	13,896,775	0.8%
	Other Securities		49,854,333	2.8%

	TOTAL SWITZERLAND		119,458,137	6.6%

	THAILAND — (0.0%)
	Other Securities		21,969	0.0%

	UNITED KINGDOM — (13.8%)
	Balfour Beatty PLC	1,492,594	6,799,215	0.4%
	Bank of Georgia Group PLC	172,493	11,620,053	0.6%
	Bellway PLC	354,782	11,239,228	0.6%

18

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (Continued)
Centamin PLC	4,435,202	$6,730,858	0.4%
Grafton Group PLC	609,136	7,219,966	0.4%
Grainger PLC	2,052,897	6,593,392	0.4%
Marks & Spencer Group PLC	4,289,596	13,739,512	0.8%
Redrow PLC	1,007,614	8,112,590	0.5%
* TBC Bank Group PLC	188,979	8,187,363	0.5%
Virgin Money UK PLC	3,635,403	9,732,281	0.5%
* Vistry Group PLC	998,315	14,975,405	0.8%
Other Securities		147,790,545	8.0%

TOTAL UNITED KINGDOM		252,740,408	13.9%

TOTAL COMMON STOCKS		1,782,335,180	98.2%

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Other Securities		2,470,693	0.2%

TOTAL PREFERRED STOCKS		2,470,693	0.2%

RIGHT/WARRANT — (0.0%)
AUSTRIA — (0.0%)
Other Securities		28,024	0.0%

TOTAL RIGHT/WARRANT		28,024	0.0%

TOTAL INVESTMENT SECURITIES — (97.2%) (Cost $1,552,812,001)		1,784,833,897

SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	4,408,815	51,001,171	2.8%

TOTAL INVESTMENTS — (100.0%) (Cost $1,603,813,172)		$1,835,835,068	101.2%

As of April 30, 2024, Dimensional International Small Cap Value ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	55	06/21/24	$13,902,875	$13,934,250	$31,375

Total Futures Contracts			$13,902,875	$13,934,250	$31,375

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$142,982,948	$1,625,312	$—	$144,608,260
Austria	20,302,877	—	—	20,302,877
Belgium	28,280,749	—	—	28,280,749
Canada	182,844,758	—	—	182,844,758
China	9,522	—	—	9,522
Denmark	47,271,359	—	—	47,271,359
Finland	33,957,774	—	—	33,957,774
France	88,117,954	—	—	88,117,954
Germany	91,277,386	—	—	91,277,386

19

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Hong Kong	$33,468,361	$14,894	$—	$33,483,255
Ireland	4,209,200	—	—	4,209,200
Israel	15,550,429	—	—	15,550,429
Italy	81,078,848	—	—	81,078,848
Japan	456,973,330	—	—	456,973,330
Netherlands	40,923,725	—	—	40,923,725
New Zealand	2,827,418	—	—	2,827,418
Norway	16,035,581	—	—	16,035,581
Portugal	7,524,163	—	—	7,524,163
Singapore	7,885,679	—	—	7,885,679
Spain	55,367,884	—	—	55,367,884
Sweden	51,576,572	7,943	—	51,584,515
Switzerland	119,458,137	—	—	119,458,137
Thailand	21,969	—	—	21,969
United Kingdom	252,740,408	—	—	252,740,408
Preferred Stocks
Germany	2,470,693	—	—	2,470,693
Right/Warrant
Austria	—	28,024	—	28,024
Securities Lending Collateral	—	51,001,171	—	51,001,171

Total Investments	$1,783,157,724	$52,677,344	$—	$1,835,835,068

Financial instruments
Assets
Futures Contracts**	31,375	—	—	31,375

Total Other Financial Instruments	$31,375	$—	$—	$31,375

**	Valued at the unrealized appreciation (depreciation) on the investment.

See accompanying Notes to Financial Statements.

20

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
	COMMON STOCKS — (96.4%)
	AUSTRALIA — (7.4%)
*	Lynas Rare Earths, Ltd.	1,042,230	$4,439,629	0.3%
	Other Securities		114,644,388	7.2%

	TOTAL AUSTRALIA		119,084,017	7.5%

	AUSTRIA — (1.2%)
Ω	BAWAG Group AG	67,527	4,057,844	0.3%
	Wienerberger AG	93,089	3,340,426	0.2%
	Other Securities		11,404,298	0.7%

	TOTAL AUSTRIA		18,802,568	1.2%

	BELGIUM — (1.5%)
#	Umicore SA	158,038	3,524,986	0.2%
	Other Securities		20,955,876	1.3%

	TOTAL BELGIUM		24,480,862	1.5%

	CANADA — (10.5%)
*	Bombardier, Inc., Class B	90,247	4,120,022	0.3%
	Crescent Point Energy Corp.	372,899	3,285,240	0.2%
	Finning International, Inc.	131,761	4,142,197	0.3%
	Hudbay Minerals, Inc.	385,772	3,248,200	0.2%
	Northland Power, Inc.	263,697	4,032,663	0.3%
	Stella-Jones, Inc.	60,111	3,499,420	0.2%
	Whitecap Resources, Inc.	565,894	4,300,275	0.3%
	Other Securities		143,597,801	9.0%

	TOTAL CANADA		170,225,818	10.8%

	CHINA — (0.0%)
	Other Securities		10,607	0.0%

	DENMARK — (2.4%)
	Other Securities		38,419,259	2.4%

	FINLAND — (2.2%)
	Elisa OYJ	79,891	3,615,140	0.3%
	Kesko OYJ, Class B	222,086	3,806,591	0.3%
	Valmet OYJ	130,188	3,265,732	0.2%
	Other Securities		25,026,423	1.5%

	TOTAL FINLAND		35,713,886	2.3%

	FRANCE — (4.9%)
	Gaztransport Et Technigaz SA	35,031	4,906,880	0.3%
	SCOR SE	150,002	4,914,365	0.3%
	Sopra Steria Group	14,466	3,186,378	0.2%
	Technip Energies NV	142,777	3,395,272	0.2%
*	Teleperformance SE	34,992	3,198,268	0.2%
	Other Securities		59,707,845	3.8%

	TOTAL FRANCE		79,309,008	5.0%

	GERMANY — (5.9%)
	GEA Group AG	159,051	6,445,509	0.4%
	Gerresheimer AG	33,873	3,658,109	0.2%
	KION Group AG	69,019	3,201,399	0.2%
*	LEG Immobilien SE	61,339	5,241,719	0.3%
	Puma SE	88,842	4,136,074	0.3%
	Other Securities		72,589,118	4.6%

	TOTAL GERMANY		95,271,928	6.0%

21

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HONG KONG — (1.9%)
Other Securities		$30,765,639	1.9%

IRELAND — (0.3%)
Other Securities		4,713,478	0.3%

ISRAEL — (1.0%)
Other Securities		16,857,364	1.1%

ITALY — (4.1%)
A2A SpA	1,651,483	3,276,549	0.2%
* Banca Monte dei Paschi di Siena SpA	966,025	4,699,821	0.3%
BPER Banca SPA	892,680	4,668,475	0.3%
Brunello Cucinelli SpA	34,264	3,520,814	0.2%
Other Securities		50,651,192	3.2%

TOTAL ITALY		66,816,851	4.2%

JAPAN — (23.5%)
Food & Life Cos., Ltd.	190,100	3,625,267	0.2%
Other Securities		376,190,914	23.9%

TOTAL JAPAN		379,816,181	24.1%

NETHERLANDS — (1.7%)
Arcadis NV	51,820	3,222,023	0.2%
Other Securities		24,451,963	1.6%

TOTAL NETHERLANDS		27,673,986	1.8%

NEW ZEALAND — (0.2%)
Other Securities		2,775,307	0.2%

NORWAY — (1.0%)
Other Securities		15,483,706	1.0%

PORTUGAL — (0.4%)
Other Securities		5,594,418	0.4%

SINGAPORE — (0.8%)
Other Securities		13,178,768	0.8%

SPAIN — (2.1%)
Banco de Sabadell SA	2,502,539	4,805,834	0.3%
Bankinter SA	454,906	3,609,168	0.2%
Other Securities		26,097,833	1.7%

TOTAL SPAIN		34,512,835	2.2%

SWEDEN — (3.1%)
Other Securities		50,444,205	3.2%

SWITZERLAND — (7.0%)
Adecco Group AG	133,326	4,686,725	0.3%
Belimo Holding AG, Class R	9,108	4,236,464	0.3%
Clariant AG, Registered	221,346	3,325,680	0.2%
Flughafen Zurich AG, Registered	17,462	3,507,060	0.2%
Georg Fischer AG, Registered	69,439	4,883,406	0.3%
#* Helvetia Holding AG, Registered	27,749	3,639,759	0.2%
PSP Swiss Property AG, Registered	35,667	4,429,451	0.3%
Swiss Prime Site AG, Registered	49,696	4,611,165	0.3%
Swissquote Group Holding SA, Registered	12,308	3,354,958	0.2%
Temenos AG, Registered	62,018	3,888,170	0.3%
Other Securities		71,705,700	4.5%

TOTAL SWITZERLAND		112,268,538	7.1%

THAILAND — (0.0%)
Other Securities		3,101	0.0%

22

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (13.3%)
Babcock International Group PLC	559,389	$3,554,711	0.2%
Beazley PLC	448,821	3,725,985	0.2%
Bellway PLC	139,909	4,432,212	0.3%
Games Workshop Group PLC	25,884	3,211,881	0.2%
Man Group PLC	1,000,434	3,226,924	0.2%
Marks & Spencer Group PLC	1,167,712	3,740,164	0.2%
Spectris PLC	81,712	3,407,097	0.2%
* Vistry Group PLC	296,337	4,445,259	0.3%
Other Securities		184,874,585	11.8%

TOTAL UNITED KINGDOM		214,618,818	13.6%

TOTAL COMMON STOCKS		1,556,841,148	98.6%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Other Securities		4,230,035	0.3%

TOTAL PREFERRED STOCKS		4,230,035	0.3%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		426	0.0%

AUSTRIA — (0.0%)
Other Securities		5,090	0.0%

HONG KONG — (0.0%)
Other Securities		123	0.0%

NORWAY — (0.0%)
Other Securities		3	0.0%

SINGAPORE — (0.0%)
Other Securities		5,761	0.0%

SWITZERLAND — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		11,403	0.0%

TOTAL INVESTMENT SECURITIES — (96.7%) (Cost $1,430,710,820)		1,561,082,586

SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	4,599,114	53,202,555	3.4%

TOTAL INVESTMENTS — (100.0%) (Cost $1,483,913,375)		$1,614,285,141	102.3%

As of April 30, 2024, Dimensional International Small Cap ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	26	06/21/24	$6,629,412	$6,587,100	$(42,312)

Total Futures Contracts			$6,629,412	$6,587,100	$(42,312)

23

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	$118,198,711	$885,306	$—		$119,084,017
Austria	18,802,568	—	—		18,802,568
Belgium	24,480,862	—	—		24,480,862
Canada	170,225,818	—	—		170,225,818
China	10,607	—	—		10,607
Denmark	38,419,259	—	—		38,419,259
Finland	35,713,886	—	—		35,713,886
France	79,309,008	—	—		79,309,008
Germany	95,271,928	—	—		95,271,928
Hong Kong	30,749,690	15,949	—		30,765,639
Ireland	4,713,478	—	—		4,713,478
Israel	16,857,364	—	—		16,857,364
Italy	66,816,851	—	—		66,816,851
Japan	379,816,181	—	—		379,816,181
Netherlands	27,673,986	—	—		27,673,986
New Zealand	2,775,307	—	—		2,775,307
Norway	15,483,706	—	—		15,483,706
Portugal	5,594,418	—	—		5,594,418
Singapore	13,178,768	—	—		13,178,768
Spain	34,512,835	—	—		34,512,835
Sweden	50,444,205	—	—		50,444,205
Switzerland	112,268,538	—	—		112,268,538
Thailand	3,101	—	—		3,101
United Kingdom	214,260,162	358,656	—		214,618,818
Preferred Stocks
Germany	4,230,035	—	—		4,230,035
Rights/Warrants
Australia	426	—	—		426
Austria	—	5,090	—		5,090
Hong Kong	123	—	—		123
Norway	—	3	—		3
Singapore	5,761	—	—		5,761
Switzerland	—	—	—		—
Securities Lending Collateral	—	53,202,555	—		53,202,555

Total Investments	$1,559,817,582	$54,467,559	$—	***	$1,614,285,141

Financial instruments
Liabilities
Futures Contracts**	(42,312)	—	—		(42,312)

Total Other Financial Instruments	$(42,312)	$—	$—		$(42,312)

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
**	Valued at the unrealized appreciation (depreciation) on the investment.

See accompanying Notes to Financial Statements.

24

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.8%)
AUSTRALIA — (6.1%)
# BHP Group, Ltd., Sponsored ADR	592,692	$32,692,891	1.6%
Wesfarmers, Ltd.	230,284	9,987,447	0.5%
Other Securities		85,397,210	4.1%

TOTAL AUSTRALIA		128,077,548	6.2%

AUSTRIA — (0.1%)
Other Securities		3,086,040	0.2%

BELGIUM — (0.7%)
Other Securities		15,877,066	0.8%

CANADA — (10.0%)
Alimentation Couche-Tard, Inc.	177,853	9,877,486	0.5%
Canadian National Railway Co.	123,410	14,986,910	0.7%
Canadian Natural Resources, Ltd.	263,325	19,965,302	1.0%
Constellation Software, Inc.	3,883	10,017,425	0.5%
Suncor Energy, Inc.	350,544	13,387,275	0.7%
Other Securities		144,428,836	7.0%

TOTAL CANADA		212,663,234	10.4%

DENMARK — (3.5%)
Novo Nordisk A/S, Class B	463,919	60,030,434	2.9%
Other Securities		14,195,451	0.7%

TOTAL DENMARK		74,225,885	3.6%

FINLAND — (0.7%)
Other Securities		14,634,170	0.7%

FRANCE — (10.0%)
Airbus SE	129,681	21,448,261	1.0%
Hermes International SCA	7,152	17,214,110	0.8%
LVMH Moet Hennessy Louis Vuitton SE	85,371	70,689,886	3.5%
Orange SA	1,192,790	13,296,019	0.6%
TotalEnergies SE	812,392	59,581,031	2.9%
Other Securities		29,312,908	1.5%

TOTAL FRANCE		211,542,215	10.3%

GERMANY — (6.2%)
Bayerische Motoren Werke AG	85,299	9,344,100	0.5%
Deutsche Boerse AG	53,256	10,315,456	0.5%
Deutsche Post AG	245,147	10,291,021	0.5%
Deutsche Telekom AG	924,798	21,250,290	1.0%
Infineon Technologies AG	287,928	10,073,462	0.5%
* Mercedes-Benz Group AG	202,724	15,377,223	0.8%
Rheinmetall AG	20,189	11,164,901	0.5%
Other Securities		42,566,523	2.1%

TOTAL GERMANY		130,382,976	6.4%

HONG KONG — (1.5%)
Other Securities		32,564,821	1.6%

IRELAND — (0.3%)
Other Securities		7,132,622	0.4%

ISRAEL — (0.6%)
Other Securities		12,471,406	0.6%

25

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
ITALY — (2.4%)
Enel SpA	1,853,865	$12,252,322	0.6%
Ferrari NV	22,584	9,388,169	0.4%
# Stellantis NV	417,824	9,317,475	0.4%
Other Securities		19,177,707	1.0%

TOTAL ITALY		50,135,673	2.4%

JAPAN — (20.9%)
Hitachi, Ltd.	218,200	20,271,877	1.0%
KDDI Corp.	479,300	13,401,455	0.7%
Nintendo Co., Ltd.	227,800	11,175,395	0.6%
Recruit Holdings Co., Ltd.	339,400	14,886,022	0.7%
Shin-Etsu Chemical Co., Ltd.	448,000	17,636,450	0.9%
Sony Group Corp.	342,000	28,437,518	1.4%
Tokio Marine Holdings, Inc.	359,200	11,392,414	0.6%
Tokyo Electron, Ltd.	93,000	20,755,314	1.0%
Other Securities		304,997,554	14.7%

TOTAL JAPAN		442,953,999	21.6%

NETHERLANDS — (4.9%)
ASML Holding NV, Sponsored NYS	86,127	75,143,224	3.6%
Wolters Kluwer NV	79,921	12,027,930	0.6%
Other Securities		15,815,640	0.8%

TOTAL NETHERLANDS		102,986,794	5.0%

NEW ZEALAND — (0.3%)
Other Securities		5,677,368	0.3%

NORWAY — (0.8%)
Other Securities		17,215,085	0.8%

PORTUGAL — (0.2%)
Other Securities		3,390,642	0.2%

SINGAPORE — (1.0%)
DBS Group Holdings, Ltd.	478,330	12,241,039	0.6%
Other Securities		8,278,542	0.4%

TOTAL SINGAPORE		20,519,581	1.0%

SPAIN — (2.2%)
Amadeus IT Group SA	157,498	10,063,921	0.5%
Other Securities		35,834,714	1.7%

TOTAL SPAIN		45,898,635	2.2%

SWEDEN — (2.8%)
Atlas Copco AB, Class A	756,837	13,477,145	0.7%
Volvo AB, Class B	496,187	12,811,650	0.6%
Other Securities		32,766,999	1.6%

TOTAL SWEDEN		59,055,794	2.9%

SWITZERLAND — (7.6%)
Nestle SA, Registered	497,947	50,058,021	2.4%
Partners Group Holding AG	10,640	13,799,575	0.7%
Roche Holding AG	209,663	50,429,764	2.4%
Other Securities		46,754,420	2.3%

TOTAL SWITZERLAND		161,041,780	7.8%

UNITED KINGDOM — (13.0%)
Ashtead Group PLC	250,571	18,329,336	0.9%
BP PLC, Sponsored ADR	844,239	32,731,146	1.6%
Diageo PLC, Sponsored ADR	72,548	10,023,232	0.5%
Experian PLC	260,775	10,592,566	0.5%
Glencore PLC	2,053,392	12,025,236	0.6%
GSK PLC	1,205,998	25,263,697	1.2%
Imperial Brands PLC	546,954	12,522,763	0.6%
RELX PLC, Sponsored ADR	405,235	16,691,630	0.8%

26

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (Continued)
Rio Tinto PLC	188,070	$12,886,055	0.6%
Unilever PLC, Sponsored ADR	675,774	35,038,882	1.7%
Other Securities		89,691,163	4.4%

TOTAL UNITED KINGDOM		275,795,706	13.4%

TOTAL COMMON STOCKS		2,027,329,040	98.8%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		11,542,407	0.6%

TOTAL PREFERRED STOCKS		11,542,407	0.6%

RIGHT/WARRANT — (0.0%)
CANADA — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHT/WARRANT		—	0.0%

TOTAL INVESTMENT SECURITIES — (96.4%) (Cost $1,838,449,689)		2,038,871,447

SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	6,622,884	76,613,519	3.7%

TOTAL INVESTMENTS — (100.0%) (Cost $1,915,063,208)		$2,115,484,966	103.1%

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$128,077,548	$—	$—	$128,077,548
Austria	3,086,040	—	—	3,086,040
Belgium	15,877,066	—	—	15,877,066
Canada	212,663,234	—	—	212,663,234
Denmark	74,225,885	—	—	74,225,885
Finland	14,634,170	—	—	14,634,170
France	211,542,215	—	—	211,542,215
Germany	130,382,976	—	—	130,382,976
Hong Kong	32,564,821	—	—	32,564,821
Ireland	7,132,622	—	—	7,132,622
Israel	12,471,406	—	—	12,471,406
Italy	50,135,673	—	—	50,135,673
Japan	442,953,999	—	—	442,953,999
Netherlands	102,986,794	—	—	102,986,794
New Zealand	5,677,368	—	—	5,677,368
Norway	17,215,085	—	—	17,215,085
Portugal	3,390,642	—	—	3,390,642
Singapore	20,519,581	—	—	20,519,581
Spain	45,898,635	—	—	45,898,635
Sweden	59,055,794	—	—	59,055,794
Switzerland	161,041,780	—	—	161,041,780
United Kingdom	275,795,706	—	—	275,795,706
Preferred Stocks
Germany	11,542,407	—	—	11,542,407
Right/Warrant
Canada	—	—	—	—

27

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Securities Lending Collateral	$—	$76,613,519	$—	$76,613,519

Total Investments	$2,038,871,447	$76,613,519	$—	$2,115,484,966

See accompanying Notes to Financial Statements.

28

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
BRAZIL — (3.4%)
	Vale SA, Sponsored ADR	1,241,200	$15,105,404	0.4%
	Other Securities		117,070,987	3.1%

TOTAL BRAZIL			132,176,391	3.5%

CHILE — (0.3%)
	Other Securities		11,486,469	0.3%

CHINA — (23.4%)
	Alibaba Group Holding, Ltd., Class SW	6,323,000	60,107,790	1.6%
*	Baidu, Inc., Class SW	948,750	12,700,625	0.3%
	Bank of China, Ltd., Class H	34,947,000	15,772,888	0.4%
	BYD Co., Ltd.	462,500	12,749,322	0.3%
	China Construction Bank Corp., Class H	49,864,000	32,515,010	0.9%
	Industrial & Commercial Bank of China, Ltd., Class H	28,310,000	15,311,116	0.4%
	JD.com, Inc., Class SW	1,072,580	15,743,388	0.4%
*Ω	Meituan, Class W	1,713,200	23,985,501	0.6%
	NetEase, Inc.	696,700	13,388,484	0.4%
*	PDD Holdings, Inc., Sponsored ADR	199,859	25,018,350	0.7%
	PetroChina Co., Ltd., Class H	13,108,000	12,368,567	0.3%
	Ping An Insurance Group Co. of China, Ltd.	3,592,500	16,512,859	0.5%
	Tencent Holdings, Ltd.	2,833,000	125,763,003	3.3%
*	Trip.com Group, Ltd.	220,500	10,865,430	0.3%
*Ω	Xiaomi Corp., Class W	6,873,400	15,221,103	0.4%
	Other Securities		489,041,201	12.7%

TOTAL CHINA			897,064,637	23.5%

COLOMBIA — (0.0%)
	Other Securities		2,141,429	0.1%

CZECHIA — (0.1%)
	Other Securities		3,247,763	0.1%

EGYPT — (0.0%)
	Other Securities		1,586,777	0.0%

GREECE — (0.4%)
	Other Securities		14,895,162	0.4%

HUNGARY — (0.2%)
	Other Securities		6,183,588	0.2%

INDIA — (20.0%)
	Axis Bank, Ltd.	1,284,911	17,954,759	0.5%
	Bharti Airtel, Ltd.	1,113,106	17,640,535	0.5%
	HDFC Bank, Ltd.	1,184,021	21,571,323	0.5%
	ICICI Bank, Ltd., Sponsored ADR	882,748	24,302,052	0.6%
#	Infosys, Ltd., Sponsored ADR	566,806	9,471,328	0.2%
	Infosys, Ltd.	1,065,018	18,132,542	0.5%
	Larsen & Toubro, Ltd.	254,750	10,974,222	0.3%
*	Mahindra & Mahindra, Ltd.	597,844	15,450,849	0.4%
	NTPC, Ltd.	2,301,220	10,017,266	0.3%
	Power Grid Corp. of India, Ltd.	2,670,749	9,662,054	0.2%
Ω	Reliance Industries, Ltd., GDR	237,885	16,818,470	0.4%
	Reliance Industries, Ltd.	783,822	27,562,765	0.7%
	Tata Consultancy Services, Ltd.	403,454	18,474,662	0.5%
*	Tata Motors, Ltd.	865,938	10,460,428	0.3%
	Tata Steel, Ltd.	5,365,772	10,611,124	0.3%
	Other Securities		530,091,030	13.9%

TOTAL INDIA			769,195,409	20.1%

29

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDONESIA — (1.6%)
Bank Central Asia TBK PT	22,031,200	$13,278,337	0.3%
Other Securities		49,817,039	1.4%

TOTAL INDONESIA		63,095,376	1.7%

KOREA, REPUBLIC OF — (12.0%)
Hyundai Motor Co.	80,819	14,677,353	0.4%
KB Financial Group, Inc.	238,797	13,062,046	0.4%
POSCO Holdings, Inc.	30,996	9,082,830	0.3%
Samsung Electronics Co., Ltd.	1,912,087	107,218,539	2.8%
SK Hynix, Inc.	227,507	28,675,001	0.8%
Other Securities		286,590,114	7.3%

TOTAL KOREA, REPUBLIC OF		459,305,883	12.0%

KUWAIT — (0.7%)
Other Securities		26,058,712	0.7%

MALAYSIA — (1.5%)
Other Securities		58,085,076	1.5%

MEXICO — (2.4%)
Grupo Financiero Banorte SAB de CV, Class O	1,075,930	10,706,572	0.3%
Other Securities		79,684,363	2.1%

TOTAL MEXICO		90,390,935	2.4%

PERU — (0.1%)
Other Securities		3,087,881	0.1%

PHILIPPINES — (0.5%)
Other Securities		19,536,701	0.5%

POLAND — (1.0%)
Other Securities		36,994,522	1.0%

QATAR — (0.7%)
Other Securities		25,310,847	0.7%

RUSSIAN FEDERATION — (0.0%)
Other Securities		241	0.0%

SAUDI ARABIA — (4.1%)
Al Rajhi Bank	787,093	16,767,645	0.4%
Saudi National Bank (The)	1,225,301	12,283,719	0.3%
Saudi Telecom Co.	909,895	9,133,884	0.3%
Other Securities		120,258,880	3.1%

TOTAL SAUDI ARABIA		158,444,128	4.1%

SOUTH AFRICA — (2.3%)
Other Securities		89,510,482	2.3%

TAIWAN — (18.9%)
CTBC Financial Holding Co., Ltd.	11,314,000	11,848,394	0.3%
Hon Hai Precision Industry Co., Ltd.	5,040,000	24,145,937	0.6%
MediaTek, Inc.	570,000	17,365,027	0.5%
Quanta Computer, Inc.	1,310,000	10,460,045	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	10,708,000	259,791,168	6.8%
# Wistron Corp.	3,203,000	11,164,563	0.3%
Other Securities		388,970,364	10.1%

TOTAL TAIWAN		723,745,498	18.9%

THAILAND — (1.6%)
Other Securities		62,030,291	1.6%

30

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TURKEY — (1.1%)
Other Securities		$43,105,382	1.1%

UNITED ARAB EMIRATES — (1.4%)
Emaar Properties PJSC	4,517,736	10,098,454	0.3%
Other Securities		42,248,724	1.1%

TOTAL UNITED ARAB EMIRATES		52,347,178	1.4%

UNITED STATES — (0.0%)
Other Securities		460	0.0%

TOTAL COMMON STOCKS		3,749,027,218	98.2%

PREFERRED STOCKS — (1.5%)
BRAZIL — (1.5%)
Itau Unibanco Holding SA, Preference	1,828,301	11,062,013	0.3%
Petroleo Brasileiro SA	3,665,900	29,719,882	0.8%
Other Securities		15,635,273	0.4%

TOTAL BRAZIL		56,417,168	1.5%

CHILE — (0.0%)
Other Securities		136,677	0.0%

COLOMBIA — (0.0%)
Other Securities		190,593	0.0%

INDIA — (0.0%)
Other Securities		4,830	0.0%

PHILIPPINES — (0.0%)
Other Securities		3,898	0.0%

TOTAL PREFERRED STOCKS		56,753,166	1.5%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Securities		4,393	0.0%

KOREA, REPUBLIC OF — (0.0%)
Other Securities		15	0.0%

TAIWAN — (0.0%)
Other Securities		2,142	0.0%

THAILAND — (0.0%)
Other Securities		1,985	0.0%

TOTAL RIGHTS/WARRANTS		8,535	0.0%

TOTAL INVESTMENT SECURITIES — (99.2%) (Cost $3,489,656,680)		3,805,788,919

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	2,636,189	30,495,434	0.8%

TOTAL INVESTMENTS — (100.0%) (Cost $3,520,152,114)		$3,836,284,353	100.5%

As of April 30, 2024, Dimensional Emerging Core Equity Market ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	76	06/21/24	$19,599,830	$19,254,600	$(345,230)

Total Futures Contracts			$19,599,830	$19,254,600	$(345,230)

31

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Brazil	$132,163,630	$12,761	$—		$132,176,391
Chile	11,486,469	—	—		11,486,469
China	896,687,290	367,279	10,068		897,064,637
Colombia	2,141,429	—	—		2,141,429
Czechia	3,247,763	—	—		3,247,763
Egypt	1,586,777	—	—		1,586,777
Greece	14,895,162	—	—		14,895,162
Hungary	6,183,588	—	—		6,183,588
India	769,193,042	—	2,367		769,195,409
Indonesia	63,095,331	17	28		63,095,376
Korea, Republic of	458,187,689	1,118,194	—		459,305,883
Kuwait	26,058,712	—	—		26,058,712
Malaysia	58,085,076	—	—		58,085,076
Mexico	90,390,935	—	—		90,390,935
Peru	3,087,881	—	—		3,087,881
Philippines	19,536,556	145	—		19,536,701
Poland	36,994,522	—	—		36,994,522
Qatar	25,310,847	—	—		25,310,847
Russian Federation	—	—	241		241
Saudi Arabia	158,444,128	—	—		158,444,128
South Africa	89,510,482	—	—		89,510,482
Taiwan	723,744,712	786	—		723,745,498
Thailand	62,030,291	—	—		62,030,291
Turkey	43,105,382	—	—		43,105,382
United Arab Emirates	44,257,779	7,344,747	744,652		52,347,178
United States	—	460	—		460
Preferred Stocks
Brazil	56,417,168	—	—		56,417,168
Chile	136,677	—	—		136,677
Colombia	190,593	—	—		190,593
India	—	4,826	4		4,830
Philippines	3,898	—	—		3,898
Rights/Warrants
India	—	4,393	—		4,393
Korea, Republic of	—	15	—		15
Taiwan	—	2,142	—		2,142
Thailand	1,775	210	—		1,985
Securities Lending Collateral	—	30,495,434	—		30,495,434

Total Investments	$3,796,175,584	$39,351,409	$757,360	***	$3,836,284,353

Financial instruments
Liabilities
Futures Contracts**	(345,230)	—	—		(345,230)

Total Other Financial Instruments	$(345,230)	$—	$—		$(345,230)

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
**	Valued at the unrealized appreciation (depreciation) on the investment.

See accompanying Notes to Financial Statements.

32

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
	COMMON STOCKS — (97.1%)
	BRAZIL — (3.5%)
	Petroleo Brasileiro SA	288,916	$2,467,138	1.4%
	PRIO SA	89,890	832,459	0.5%
	Other Securities		3,035,746	1.6%

TOTAL BRAZIL			6,335,343	3.5%

	CHILE — (0.4%)
	Other Securities		667,036	0.4%

	CHINA — (23.0%)
	ANTA Sports Products, Ltd.	182,400	2,091,914	1.2%
	BYD Co., Ltd.	71,000	1,957,193	1.1%
Ω	China Tower Corp., Ltd., Class H	7,650,000	899,862	0.5%
	CSPC Pharmaceutical Group, Ltd.	1,586,000	1,314,029	0.7%
	Kweichow Moutai Co., Ltd., Class A	6,000	1,410,460	0.8%
	Lenovo Group, Ltd.	1,422,000	1,623,595	0.9%
	NetEase, Inc.	79,200	1,521,987	0.8%
*	PDD Holdings, Inc., Sponsored ADR	27,449	3,436,066	1.9%
	PetroChina Co., Ltd., Class H	2,208,000	2,083,445	1.2%
	Tencent Holdings, Ltd.	210,700	9,353,429	5.2%
	Vipshop Holdings, Ltd., Sponsored ADR	74,422	1,119,307	0.6%
	Yankuang Energy Group Co., Ltd., Class H	394,000	858,405	0.5%
	Zijin Mining Group Co., Ltd., Class H	820,000	1,813,788	1.0%
	Other Securities		12,447,049	6.8%

TOTAL CHINA			41,930,529	23.2%

	COLOMBIA — (0.1%)
	Other Securities		145,844	0.1%

	CZECHIA — (0.1%)
	Other Securities		234,857	0.1%

	GREECE — (0.5%)
	Other Securities		918,304	0.5%

	HUNGARY — (0.3%)
	Other Securities		520,602	0.3%

	INDIA — (18.4%)
	Asian Paints, Ltd.	29,012	999,992	0.6%
	Bharat Electronics, Ltd.	388,039	1,087,107	0.6%
	Bharti Airtel, Ltd.	142,101	2,252,021	1.3%
	HCL Technologies, Ltd.	59,518	974,843	0.5%
*	Hindalco Industries, Ltd.	113,763	878,622	0.5%
	Hindustan Aeronautics, Ltd.	17,576	829,831	0.5%
	Infosys, Ltd.	191,205	3,255,375	1.8%
*	Mahindra & Mahindra, Ltd.	31,390	811,252	0.4%
	Nestle India, Ltd.	30,294	910,386	0.5%
	Tata Consultancy Services, Ltd.	46,908	2,147,976	1.2%
*	Tata Motors, Ltd.	204,884	2,474,974	1.4%
	Tata Steel, Ltd.	528,665	1,045,466	0.6%
	Titan Co., Ltd.	24,284	1,044,646	0.6%
	Other Securities		14,823,022	8.1%

TOTAL INDIA			33,535,513	18.6%

	INDONESIA — (1.9%)
	Bank Central Asia TBK PT	2,107,400	1,270,143	0.7%
	Bank Mandiri Persero TBK PT	2,000,900	849,090	0.5%
	Other Securities		1,311,692	0.7%

	TOTAL INDONESIA		3,430,925	1.9%

33

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
	KOREA, REPUBLIC OF — (13.9%)
	Hana Financial Group, Inc.	28,790	$1,222,757	0.7%
	Hyundai Motor Co.	5,889	1,069,488	0.6%
	Samsung Electronics Co., Ltd.	148,209	8,310,685	4.6%
	SK Hynix, Inc.	27,996	3,528,618	2.0%
	Other Securities		11,195,263	6.1%

	TOTAL KOREA, REPUBLIC OF		25,326,811	14.0%

	KUWAIT — (0.7%)
	Kuwait Finance House KSCP	439,847	1,028,214	0.6%
	Other Securities		330,847	0.2%

	TOTAL KUWAIT		1,359,061	0.8%

	MALAYSIA — (1.5%)
	Other Securities		2,728,528	1.5%

	MEXICO — (2.2%)
	America Movil SAB de CV, Class B	933,540	893,625	0.5%
	Other Securities		3,127,091	1.7%

	TOTAL MEXICO		4,020,716	2.2%

	PHILIPPINES — (0.6%)
	Other Securities		1,056,101	0.6%

	POLAND — (1.3%)
	Other Securities		2,469,611	1.4%

	QATAR — (0.7%)
	Qatar National Bank QPSC	243,738	928,494	0.5%
	Other Securities		315,312	0.2%

	TOTAL QATAR		1,243,806	0.7%

	SAUDI ARABIA — (3.7%)
	SABIC Agri-Nutrients Co.	29,182	900,996	0.5%
Ω	Saudi Arabian Oil Co.	125,694	1,008,742	0.6%
	Saudi Telecom Co.	106,125	1,065,325	0.6%
	Other Securities		3,834,777	2.1%

	TOTAL SAUDI ARABIA		6,809,840	3.8%

	SOUTH AFRICA — (2.1%)
#	Gold Fields, Ltd., Sponsored ADR	62,802	1,015,508	0.6%
	Other Securities		2,892,884	1.6%

	TOTAL SOUTH AFRICA		3,908,392	2.2%

	TAIWAN — (18.8%)
	Accton Technology Corp.	58,000	822,032	0.5%
	ASE Technology Holding Co., Ltd.	487,000	2,213,500	1.2%
	MediaTek, Inc.	31,000	944,414	0.5%
#	Novatek Microelectronics Corp.	110,000	2,087,710	1.2%
	Realtek Semiconductor Corp.	58,000	922,671	0.5%
	Taiwan Semiconductor Manufacturing Co., Ltd.	492,000	11,936,613	6.6%
	Unimicron Technology Corp.	206,000	1,151,403	0.6%
	Wiwynn Corp.	12,000	869,725	0.5%
	Other Securities		13,357,350	7.4%

	TOTAL TAIWAN		34,305,418	19.0%

	THAILAND — (1.4%)
	Other Securities		2,474,360	1.4%

	TURKEY — (0.9%)
	Other Securities		1,682,697	0.9%

34

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED ARAB EMIRATES — (1.1%)
Other Securities		$1,978,420	1.1%

TOTAL COMMON STOCKS		177,082,714	98.2%

PREFERRED STOCKS — (1.7%)
BRAZIL — (1.6%)
Petroleo Brasileiro SA	342,018	2,772,780	1.5%
Other Securities		70,271	0.1%

TOTAL BRAZIL		2,843,051	1.6%

CHILE — (0.1%)
Other Securities		163,812	0.1%

COLOMBIA — (0.0%)
Other Securities		53,396	0.0%

TOTAL PREFERRED STOCKS		3,060,259	1.7%

TOTAL INVESTMENT SECURITIES — (98.8%) (Cost $149,580,879)		180,142,973

SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	191,158	2,211,320	1.2%

TOTAL INVESTMENTS — (100.0%) (Cost $151,792,199)		$182,354,293	101.1%

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$6,335,343	$—	$—	$6,335,343
Chile	667,036	—	—	667,036
China	41,930,529	—	—	41,930,529
Colombia	145,844	—	—	145,844
Czechia	234,857	—	—	234,857
Greece	918,304	—	—	918,304
Hungary	520,602	—	—	520,602
India	33,535,513	—	—	33,535,513
Indonesia	3,430,925	—	—	3,430,925
Korea, Republic of	25,326,811	—	—	25,326,811
Kuwait	1,359,061	—	—	1,359,061
Malaysia	2,728,528	—	—	2,728,528
Mexico	4,020,716	—	—	4,020,716
Philippines	1,056,101	—	—	1,056,101
Poland	2,469,611	—	—	2,469,611
Qatar	1,243,806	—	—	1,243,806
Saudi Arabia	6,809,840	—	—	6,809,840
South Africa	3,908,392	—	—	3,908,392
Taiwan	34,305,418	—	—	34,305,418
Thailand	1,494,007	980,353	—	2,474,360
Turkey	1,682,697	—	—	1,682,697
United Arab Emirates	1,253,376	725,044	—	1,978,420
Preferred Stocks
Brazil	2,843,051	—	—	2,843,051
Chile	163,812	—	—	163,812
Colombia	53,396	—	—	53,396

35

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Securities Lending Collateral	$—	$2,211,320	$—	$2,211,320

Total Investments	$178,437,576	$3,916,717	$—	$182,354,293

See accompanying Notes to Financial Statements.

36

DIMENSIONAL EMERGING MARKETS VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
BRAZIL — (2.9%)
Petroleo Brasileiro SA	796,537	$6,801,861	1.2%
Other Securities		10,743,728	1.7%

TOTAL BRAZIL		17,545,589	2.9%

CHILE — (0.4%)
Other Securities		2,609,760	0.4%

CHINA — (23.2%)
Agricultural Bank of China, Ltd., Class H	6,333,000	2,842,125	0.5%
Alibaba Group Holding, Ltd., Class SW	1,199,300	11,400,802	1.9%
* Baidu, Inc., Class SW	330,850	4,428,987	0.8%
Bank of China, Ltd., Class H	17,310,000	7,812,650	1.3%
China Construction Bank Corp., Class H	21,450,000	13,986,984	2.4%
China Petroleum & Chemical Corp., Class H	5,924,000	3,575,063	0.6%
China Shenhua Energy Co., Ltd., Class H	498,500	2,084,201	0.4%
Industrial & Commercial Bank of China, Ltd., Class H	9,539,000	5,159,051	0.9%
PetroChina Co., Ltd., Class H	5,224,000	4,929,310	0.8%
PICC Property & Casualty Co., Ltd., Class H	1,482,000	1,851,268	0.3%
Ping An Insurance Group Co. of China, Ltd.	1,480,500	6,805,091	1.2%
* Trip.com Group, Ltd.	68,650	3,382,820	0.6%
Other Securities		70,385,367	11.6%

TOTAL CHINA		138,643,719	23.3%

COLOMBIA — (0.1%)
Other Securities		600,314	0.1%

CZECHIA — (0.1%)
Other Securities		846,738	0.1%

GREECE — (0.6%)
Other Securities		3,418,954	0.6%

HUNGARY — (0.2%)
Other Securities		1,386,556	0.2%

INDIA — (19.2%)
Axis Bank, Ltd.	674,729	9,428,354	1.6%
* Hindalco Industries, Ltd.	370,130	2,858,611	0.5%
* Jio Financial Services, Ltd.	482,045	2,178,082	0.4%
* JSW Steel, Ltd.	217,598	2,300,738	0.4%
* Mahindra & Mahindra, Ltd.	172,559	4,459,664	0.8%
Reliance Industries, Ltd.	598,272	21,037,979	3.5%
State Bank of India	535,318	5,301,131	0.9%
Tata Steel, Ltd.	2,230,877	4,411,688	0.8%
Other Securities		62,760,777	10.4%

TOTAL INDIA		114,737,024	19.3%

INDONESIA — (1.5%)
Other Securities		8,934,483	1.5%

KOREA, REPUBLIC OF — (13.1%)
Hana Financial Group, Inc.	55,153	2,342,436	0.4%
Hyundai Motor Co.	37,095	6,736,738	1.2%
KB Financial Group, Inc.	94,123	5,148,469	0.9%
LG Chem, Ltd.	11,707	3,409,354	0.6%
LG Electronics, Inc.	29,082	1,954,792	0.4%
POSCO Holdings, Inc.	13,061	3,827,295	0.7%
Samsung Electronics Co., Ltd.	115,775	6,491,978	1.1%

37

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
KOREA, REPUBLIC OF — (Continued)
Shinhan Financial Group Co., Ltd.	87,517	$2,953,960	0.5%
SK Hynix, Inc.	94,041	11,852,936	2.0%
Other Securities		33,777,197	5.4%

TOTAL KOREA, REPUBLIC OF		78,495,155	13.2%

KUWAIT — (0.6%)
Other Securities		3,775,842	0.6%

MALAYSIA — (1.6%)
CIMB Group Holdings BHD	1,457,861	2,019,164	0.4%
Other Securities		7,748,419	1.2%

TOTAL MALAYSIA		9,767,583	1.6%

MEXICO — (2.8%)
* Cemex SAB de CV, Sponsored ADR	259,061	2,049,172	0.3%
Grupo Financiero Banorte SAB de CV, Class O	326,658	3,250,571	0.5%
Grupo Mexico SAB de CV, Class B	574,097	3,566,521	0.6%
Other Securities		8,022,061	1.4%

TOTAL MEXICO		16,888,325	2.8%

PHILIPPINES — (0.6%)
Other Securities		3,250,264	0.6%

POLAND — (1.3%)
ORLEN SA	164,721	2,704,709	0.5%
Other Securities		5,272,662	0.8%

TOTAL POLAND		7,977,371	1.3%

QATAR — (0.6%)
Other Securities		3,615,044	0.6%

SAUDI ARABIA — (3.6%)
Saudi Awwal Bank	217,017	2,360,767	0.4%
Saudi Basic Industries Corp.	153,865	3,466,537	0.6%
Saudi National Bank (The)	604,748	6,062,637	1.0%
Other Securities		9,775,949	1.6%

TOTAL SAUDI ARABIA		21,665,890	3.6%

SOUTH AFRICA — (2.4%)
Other Securities		14,015,407	2.4%

TAIWAN — (18.5%)
ASE Technology Holding Co., Ltd.	792,000	3,599,779	0.6%
Cathay Financial Holding Co., Ltd.	1,579,397	2,449,467	0.4%
CTBC Financial Holding Co., Ltd.	4,144,000	4,339,733	0.7%
# Fubon Financial Holding Co., Ltd.	1,339,695	2,842,974	0.5%
Hon Hai Precision Industry Co., Ltd.	2,608,000	12,494,564	2.1%
Pegatron Corp.	652,000	1,956,280	0.3%
# United Microelectronics Corp.	2,669,000	4,155,712	0.7%
# Wistron Corp.	735,000	2,561,959	0.4%
* Yuanta Financial Holding Co., Ltd.	2,689,478	2,531,555	0.4%
Other Securities		73,625,381	12.5%

TOTAL TAIWAN		110,557,404	18.6%

THAILAND — (1.4%)
Other Securities		8,288,184	1.4%

TURKEY — (1.2%)
Other Securities		7,115,558	1.2%

UNITED ARAB EMIRATES — (1.8%)
Emaar Properties PJSC	1,682,805	3,761,559	0.6%
Emirates NBD Bank PJSC	415,340	1,922,399	0.3%

38

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED ARAB EMIRATES — (Continued)
Other Securities		$4,739,520	0.9%

TOTAL UNITED ARAB EMIRATES		10,423,478	1.8%

TOTAL COMMON STOCKS		584,558,642	98.1%

PREFERRED STOCKS — (1.9%)
BRAZIL — (1.9%)
Petroleo Brasileiro SA	1,049,400	8,507,609	1.4%
Other Securities		2,856,653	0.5%

TOTAL BRAZIL		11,364,262	1.9%

COLOMBIA — (0.0%)
Other Securities		68,832	0.0%

INDIA — (0.0%)
Other Securities		2,118	0.0%

TOTAL PREFERRED STOCKS		11,435,212	1.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		300	0.0%

THAILAND — (0.0%)
Other Securities		6	0.0%

TOTAL RIGHTS/WARRANTS		306	0.0%

TOTAL INVESTMENT SECURITIES — (99.6%) (Cost $498,527,240)		595,994,160

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	184,872	2,138,601	0.4%

TOTAL INVESTMENTS — (100.0%) (Cost $500,665,841)		$598,132,761	100.4%

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$17,545,589	$—	$—	$17,545,589
Chile	2,609,760	—	—	2,609,760
China	138,625,618	18,101	—	138,643,719
Colombia	600,314	—	—	600,314
Czechia	846,738	—	—	846,738
Greece	3,418,954	—	—	3,418,954
Hungary	1,386,556	—	—	1,386,556
India	114,737,024	—	—	114,737,024
Indonesia	8,934,483	—	—	8,934,483
Korea, Republic of	78,492,885	2,270	—	78,495,155
Kuwait	3,775,842	—	—	3,775,842
Malaysia	9,767,583	—	—	9,767,583
Mexico	16,888,325	—	—	16,888,325
Philippines	3,250,264	—	—	3,250,264
Poland	7,977,371	—	—	7,977,371
Qatar	3,615,044	—	—	3,615,044
Saudi Arabia	21,665,890	—	—	21,665,890
South Africa	14,015,407	—	—	14,015,407
Taiwan	110,557,404	—	—	110,557,404

39

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Thailand	$5,198,589	$3,089,595	$—		$8,288,184
Turkey	7,115,558	—	—		7,115,558
United Arab Emirates	10,087,354	—	336,124		10,423,478
Preferred Stocks
Brazil	11,364,262	—	—		11,364,262
Colombia	68,832	—	—		68,832
India	—	2,116	2		2,118
Rights/Warrants
Brazil	300	—	—		300
Thailand	6	—	—		6
Securities Lending Collateral	—	2,138,601	—		2,138,601

Total Investments	$592,545,952	$5,250,683	$336,126	***	$598,132,761

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

40

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
BRAZIL — (3.5%)
	Vale SA, Sponsored ADR	1,063,660	$12,944,742	0.4%
	Other Securities		115,378,901	3.1%

TOTAL BRAZIL			128,323,643	3.5%

CHILE — (0.4%)
	Other Securities		13,656,718	0.4%

CHINA — (23.0%)
	Alibaba Group Holding, Ltd., Class SW	4,817,300	45,794,284	1.3%
	ANTA Sports Products, Ltd.	672,400	7,711,640	0.2%
	Bank of China, Ltd., Class H	32,580,000	14,704,572	0.4%
	BYD Co., Ltd.	284,000	7,828,773	0.2%
	China Construction Bank Corp., Class H	51,686,000	33,703,089	1.0%
	China Petroleum & Chemical Corp., Class H	17,508,000	10,565,867	0.3%
	China Shenhua Energy Co., Ltd., Class H	2,042,500	8,539,578	0.3%
	CSPC Pharmaceutical Group, Ltd.	9,980,000	8,268,603	0.3%
	Industrial & Commercial Bank of China, Ltd., Class H	15,692,000	8,486,826	0.3%
	JD.com, Inc., Class SW	593,500	8,711,425	0.3%
	Lenovo Group, Ltd.	6,590,000	7,524,255	0.2%
*Ω	Meituan, Class W	577,060	8,079,076	0.2%
	NetEase, Inc.	534,200	10,265,721	0.3%
*	PDD Holdings, Inc., Sponsored ADR	150,311	18,815,931	0.5%
	PetroChina Co., Ltd., Class H	12,856,000	12,130,783	0.4%
	Ping An Insurance Group Co. of China, Ltd.	3,936,500	18,094,049	0.5%
	Tencent Holdings, Ltd.	2,357,700	104,663,407	2.9%
*Ω	Xiaomi Corp., Class W	3,398,200	7,525,293	0.2%
	Yum China Holdings, Inc.	206,250	7,763,515	0.2%
	Zijin Mining Group Co., Ltd., Class H	4,084,000	9,033,550	0.3%
	Other Securities		478,574,712	12.9%

TOTAL CHINA			836,784,949	23.2%

COLOMBIA — (0.1%)
	Other Securities		3,110,901	0.1%

CZECHIA — (0.1%)
	Other Securities		2,785,181	0.1%

EGYPT — (0.0%)
	Other Securities		1,046,221	0.0%

GREECE — (0.4%)
	Other Securities		15,908,993	0.4%

HUNGARY — (0.2%)
	Other Securities		6,097,362	0.2%

INDIA — (20.7%)
	Axis Bank, Ltd.	1,311,063	18,320,195	0.5%
	Bharti Airtel, Ltd.	1,170,794	18,554,776	0.5%
	HDFC Bank, Ltd.	520,181	9,477,022	0.3%
	ICICI Bank, Ltd., Sponsored ADR	742,603	20,443,861	0.6%
	Infosys, Ltd.	1,182,132	20,126,475	0.6%
	Larsen & Toubro, Ltd.	185,490	7,990,612	0.2%
*	Mahindra & Mahindra, Ltd.	589,849	15,244,224	0.4%
*Ω	RBL Bank, Ltd.	2,645,483	8,253,238	0.2%
Ω	Reliance Industries, Ltd., GDR	250,804	17,731,843	0.5%
	Reliance Industries, Ltd.	331,991	11,674,321	0.3%

41

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDIA — (Continued)
Tata Consultancy Services, Ltd.	329,975	$15,109,967	0.4%
* Tata Motors, Ltd.	1,112,449	13,438,252	0.4%
Tata Steel, Ltd.	5,275,379	10,432,366	0.3%
Other Securities		568,201,616	15.7%

TOTAL INDIA		754,998,768	20.9%

INDONESIA — (1.7%)
Bank Central Asia TBK PT	14,884,900	8,971,219	0.3%
Other Securities		52,278,531	1.4%

TOTAL INDONESIA		61,249,750	1.7%

KOREA, REPUBLIC OF — (11.8%)
Hyundai Motor Co.	77,505	14,075,505	0.4%
KB Financial Group, Inc.	251,668	13,766,081	0.4%
Samsung Electronics Co., Ltd.	1,330,184	74,588,858	2.1%
SK Hynix, Inc.	69,793	8,796,716	0.3%
Other Securities		317,557,960	8.7%

TOTAL KOREA, REPUBLIC OF		428,785,120	11.9%

KUWAIT — (0.6%)
Other Securities		22,823,745	0.6%

MALAYSIA — (1.6%)
Other Securities		57,989,582	1.6%

MEXICO — (2.1%)
Other Securities		77,255,737	2.1%

PERU — (0.0%)
Other Securities		1,577,707	0.0%

PHILIPPINES — (0.5%)
Other Securities		18,121,145	0.5%

POLAND — (1.0%)
Other Securities		35,617,284	1.0%

QATAR — (0.8%)
Qatar National Bank QPSC	2,091,138	7,965,967	0.2%
Other Securities		20,183,436	0.6%

TOTAL QATAR		28,149,403	0.8%

SAUDI ARABIA — (4.1%)
Al Rajhi Bank	564,192	12,019,128	0.3%
Saudi National Bank (The)	917,186	9,194,847	0.3%
Saudi Telecom Co.	911,765	9,152,656	0.3%
Other Securities		118,407,864	3.2%

TOTAL SAUDI ARABIA		148,774,495	4.1%

SOUTH AFRICA — (2.4%)
Other Securities		86,590,323	2.4%

TAIWAN — (18.9%)
ASE Technology Holding Co., Ltd.	1,704,000	7,744,979	0.2%
CTBC Financial Holding Co., Ltd.	9,549,000	10,000,028	0.3%
Hon Hai Precision Industry Co., Ltd.	2,844,000	13,625,207	0.4%
MediaTek, Inc.	296,000	9,017,628	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,973,000	193,436,214	5.4%
Other Securities		452,768,192	12.4%

TOTAL TAIWAN		686,592,248	19.0%

THAILAND — (1.5%)
Other Securities		54,033,883	1.5%

TURKEY — (1.2%)
Other Securities		42,804,371	1.2%

42

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED ARAB EMIRATES — (1.5%)
Emaar Properties PJSC	4,053,132	$9,059,929	0.3%
Other Securities		45,939,505	1.2%

TOTAL UNITED ARAB EMIRATES		54,999,434	1.5%

TOTAL COMMON STOCKS		3,568,076,963	98.7%

PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
Petroleo Brasileiro SA	3,633,800	29,459,643	0.8%
Other Securities		16,261,649	0.5%

TOTAL BRAZIL		45,721,292	1.3%

COLOMBIA — (0.0%)
Other Securities		206,794	0.0%

INDIA — (0.0%)
Other Securities		17,691	0.0%

TOTAL PREFERRED STOCKS		45,945,777	1.3%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		662	0.0%

INDIA — (0.0%)
Other Securities		786	0.0%

TAIWAN — (0.0%)
Other Securities		2,484	0.0%

THAILAND — (0.0%)
Other Securities		3,898	0.0%

TOTAL RIGHTS/WARRANTS		7,830	0.0%

TOTAL INVESTMENT SECURITIES — (99.3%) (Cost $3,160,817,111)		3,614,030,570

SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	2,079,350	24,053,917	0.7%

TOTAL INVESTMENTS — (100.0%) (Cost $3,184,871,028)		$3,638,084,487	100.7%

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$128,323,643	$—	$—	$128,323,643
Chile	13,656,718	—	—	13,656,718
China	836,071,223	713,726	—	836,784,949
Colombia	3,110,901	—	—	3,110,901
Czechia	2,785,181	—	—	2,785,181
Egypt	1,046,221	—	—	1,046,221
Greece	15,908,993	—	—	15,908,993
Hungary	6,097,362	—	—	6,097,362
India	754,998,725	—	43	754,998,768
Indonesia	61,246,915	2,835	—	61,249,750
Korea, Republic of	427,882,069	903,051	—	428,785,120

43

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Kuwait	$22,823,745	$—	$—		$22,823,745
Malaysia	57,989,582	—	—		57,989,582
Mexico	77,255,737	—	—		77,255,737
Peru	1,577,707	—	—		1,577,707
Philippines	18,121,145	—	—		18,121,145
Poland	35,617,284	—	—		35,617,284
Qatar	28,149,403	—	—		28,149,403
Saudi Arabia	148,774,495	—	—		148,774,495
South Africa	86,590,323	—	—		86,590,323
Taiwan	686,592,248	—	—		686,592,248
Thailand	34,559,607	19,474,276	—		54,033,883
Turkey	42,804,371	—	—		42,804,371
United Arab Emirates	49,568,056	4,828,741	602,637		54,999,434
Preferred Stocks
Brazil	45,721,292	—	—		45,721,292
Colombia	206,794	—	—		206,794
India	—	17,675	16		17,691
Rights/Warrants
Brazil	662	—	—		662
India	—	786	—		786
Taiwan	—	2,484	—		2,484
Thailand	3,847	51	—		3,898
Securities Lending Collateral	—	24,053,917	—		24,053,917

Total Investments	$3,587,484,249	$49,997,542	$602,696	***	$3,638,084,487

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

44

DIMENSIONAL WORLD EQUITY ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — (99.9%)
# Dimensional Emerging Markets Core Equity 2 ETF of Dimensional ETF Trust	1,121,122	$28,824,047
Dimensional Global Real Estate ETF of Dimensional ETF Trust	294,522	6,991,952
Dimensional International Core Equity 2 ETF of Dimensional ETF Trust	2,631,719	68,477,328
Dimensional U.S. Core Equity 1 ETF of Dimensional ETF Trust	1,104,074	61,839,185
Dimensional U.S. Core Equity 2 ETF of Dimensional ETF Trust	6,100,738	185,706,465
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		351,838,977

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	26,904	311,220

TOTAL INVESTMENTS — (100.0%) (Cost $330,764,914)		$352,150,197

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$351,838,977	$—	$—	$351,838,977
Securities Lending Collateral	—	311,220	—	311,220

Total Investments	$351,838,977	$311,220	$—	$352,150,197

See accompanying Notes to Financial Statements.

45

DIMENSIONAL GLOBAL REAL ESTATE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
AUSTRALIA — (6.0%)
Goodman Group	1,737,019	$35,744,242	2.3%
Scentre Group	5,274,983	10,892,497	0.7%
Stockland	2,425,941	7,010,024	0.5%
Other Securities		41,997,568	2.6%

TOTAL AUSTRALIA		95,644,331	6.1%

BELGIUM — (0.9%)
Other Securities		15,036,604	1.0%

CANADA — (1.1%)
Other Securities		17,627,089	1.1%

CHINA — (0.0%)
Other Securities		99,403	0.0%

FRANCE — (1.7%)
* Unibail-Rodamco-Westfield	124,868	10,478,322	0.7%
Other Securities		16,246,317	1.0%

TOTAL FRANCE		26,724,639	1.7%

GERMANY — (0.0%)
Other Securities		468,322	0.0%

HONG KONG — (0.8%)
* Link REIT	2,579,320	11,163,246	0.7%
Other Securities		1,935,743	0.1%

TOTAL HONG KONG		13,098,989	0.8%

INDIA — (0.2%)
Other Securities		3,903,037	0.3%

IRELAND — (0.0%)
Other Securities		474,137	0.0%

ITALY — (0.0%)
Other Securities		70,903	0.0%

JAPAN — (5.5%)
Other Securities		87,918,852	5.6%

KOREA, REPUBLIC OF — (0.2%)
Other Securities		2,529,486	0.2%

MALAYSIA — (0.2%)
Other Securities		2,459,605	0.2%

MEXICO — (0.7%)
Other Securities		10,673,671	0.7%

NETHERLANDS — (0.1%)
Other Securities		2,038,581	0.1%

NEW ZEALAND — (0.3%)
Other Securities		5,506,930	0.4%

PHILIPPINES — (0.0%)
Other Securities		351,467	0.0%

SAUDI ARABIA — (0.1%)
Other Securities		1,393,051	0.1%

SINGAPORE — (2.6%)
CapitaLand Ascendas REIT	3,679,900	7,015,758	0.5%

46

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SINGAPORE — (Continued)
CapitaLand Integrated Commercial Trust	5,177,900	$7,441,748	0.5%
Other Securities		26,908,506	1.6%

TOTAL SINGAPORE		41,366,012	2.6%

SOUTH AFRICA — (0.4%)
Other Securities		6,926,824	0.4%

SPAIN — (0.4%)
Other Securities		5,894,192	0.4%

THAILAND — (0.1%)
Other Securities		876,112	0.1%

TURKEY — (0.2%)
Other Securities		2,527,277	0.2%

UNITED KINGDOM — (4.1%)
Land Securities Group PLC	874,387	7,122,056	0.5%
* Segro PLC	1,672,609	17,760,070	1.1%
Other Securities		40,838,810	2.6%

TOTAL UNITED KINGDOM		65,720,936	4.2%

UNITED STATES — (71.9%)
# Alexandria Real Estate Equities, Inc.	167,756	19,437,888	1.2%
American Homes 4 Rent, Class A	333,267	11,930,959	0.8%
American Tower Corp.	473,825	81,289,417	5.2%
# Americold Realty Trust, Inc.	284,813	6,257,342	0.4%
AvalonBay Communities, Inc.	143,225	27,151,163	1.7%
Boston Properties, Inc.	142,578	8,824,152	0.6%
Brixmor Property Group, Inc.	301,274	6,658,155	0.4%
Camden Property Trust	107,380	10,703,638	0.7%
Crown Castle, Inc.	441,249	41,380,331	2.6%
CubeSmart	232,605	9,406,546	0.6%
Digital Realty Trust, Inc.	313,956	43,570,814	2.8%
EastGroup Properties, Inc.	48,429	7,523,929	0.5%
Equinix, Inc.	95,591	67,975,716	4.3%
Equity LifeStyle Properties, Inc.	176,877	10,663,914	0.7%
Equity Residential	364,023	23,443,081	1.5%
Essex Property Trust, Inc.	64,481	15,878,446	1.0%
Extra Space Storage, Inc.	214,699	28,829,782	1.8%
Federal Realty Investment Trust	74,708	7,782,332	0.5%
Gaming and Leisure Properties, Inc.	272,459	11,642,173	0.7%
Healthpeak Properties, Inc.	709,912	13,211,462	0.8%
Host Hotels & Resorts, Inc.	709,780	13,393,549	0.9%
Invitation Homes, Inc.	617,652	21,123,698	1.4%
Iron Mountain, Inc.	296,608	22,993,052	1.5%
Kimco Realty Corp.	681,959	12,704,896	0.8%
Lamar Advertising Co., Class A	88,848	10,293,041	0.7%
Mid-America Apartment Communities, Inc.	107,121	13,925,730	0.9%
NNN REIT, Inc.	184,848	7,491,889	0.5%
# Omega Healthcare Investors, Inc.	249,683	7,592,860	0.5%
Prologis, Inc.	933,120	95,224,896	6.1%
Public Storage	160,552	41,655,216	2.7%
Realty Income Corp.	866,616	46,398,621	3.0%
Regency Centers Corp.	176,067	10,426,688	0.7%
Rexford Industrial Realty, Inc.	225,660	9,660,505	0.6%
SBA Communications Corp.	109,746	20,425,926	1.3%
Simon Property Group, Inc.	330,743	46,479,314	3.0%
Sun Communities, Inc.	125,400	13,959,528	0.9%
UDR, Inc.	313,714	11,946,229	0.8%
Ventas, Inc.	407,188	18,030,285	1.2%

47

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED STATES — (Continued)
VICI Properties, Inc.	1,052,377	$30,045,363	1.9%
# Welltower, Inc.	581,752	55,429,331	3.5%
# WP Carey, Inc.	222,387	12,195,703	0.8%
Other Securities		170,812,133	10.8%

TOTAL UNITED STATES		1,145,769,693	73.3%

TOTAL COMMON STOCKS (Cost $1,580,417,370)		1,555,100,143	99.5%

TOTAL INVESTMENT SECURITIES — (97.5%) (Cost $1,580,417,370)		1,555,100,143

SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	3,423,908	39,607,764	2.5%

TOTAL INVESTMENTS — (100.0%) (Cost $1,620,025,134)		$1,594,707,907	102.0%

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$95,644,331	$—	$—	$95,644,331
Belgium	15,036,604	—	—	15,036,604
Canada	17,627,089	—	—	17,627,089
China	99,403	—	—	99,403
France	26,724,639	—	—	26,724,639
Germany	468,322	—	—	468,322
Hong Kong	13,098,989	—	—	13,098,989
India	3,903,037	—	—	3,903,037
Ireland	474,137	—	—	474,137
Italy	70,903	—	—	70,903
Japan	87,918,852	—	—	87,918,852
Korea, Republic of	2,529,486	—	—	2,529,486
Malaysia	2,459,605	—	—	2,459,605
Mexico	10,673,671	—	—	10,673,671
Netherlands	2,038,581	—	—	2,038,581
New Zealand	5,506,930	—	—	5,506,930
Philippines	351,467	—	—	351,467
Saudi Arabia	1,393,051	—	—	1,393,051
Singapore	41,366,012	—	—	41,366,012
South Africa	6,926,824	—	—	6,926,824
Spain	5,894,192	—	—	5,894,192
Thailand	—	876,112	—	876,112
Turkey	2,527,277	—	—	2,527,277
United Kingdom	65,719,894	1,042	—	65,720,936
United States	1,145,769,693	—	—	1,145,769,693
Securities Lending Collateral	—	39,607,764	—	39,607,764

Total Investments	$1,554,222,989	$40,484,918	$—	$1,594,707,907

See accompanying Notes to Financial Statements.

48

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional International Core Equity Market ETF	Dimensional International Core Equity 2 ETF	Dimensional International Small Cap Value ETF
ASSETS:
Investment Securities at Value (including $223,742, $254,055 and $58,885 of securities on loan, respectively)	$5,654,184	$5,809,273	$1,784,834
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $210,593, $235,565 and $51,001, respectively) (Note G)	210,593	235,565	51,001
Segregated Cash for Futures Contracts	503	—	674
Foreign Currencies at Value	5,338	2,248	808
Cash	19,730	13,770	39,582
Receivables:
Investment Securities Sold	294	15,673	921
Dividends and Interest	21,037	23,757	9,968
Capital Shares Issued	1,703	723	—
Tax Reclaims	8,037	5,740	2,620
Prepaid Expenses and Other Assets	—	49	27

Total Assets	5,921,419	6,106,798	1,890,435

LIABILITIES:
Payables:
Investment Securities Purchased	398	19,168	24,138
Upon Return of Securities Loaned	210,593	235,565	51,001
Futures Margin Variation	160	—	220
Accrued Expenses and Other Liabilities:
Advisory Fee	833	950	572
Administration and Accounting	—	22	20
Custodian	—	38	14
Trustee	—	16	8
Other Expenses	5	—	—

Total Liabilities	211,989	255,759	75,973
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$5,709,430	$5,851,039	$1,814,462

SHARES OUTSTANDING, NO PAR VALUE	194,100,000	223,800,000	67,200,000

Net Asset Value, Offering and Redemption price per share	$29.41	$26.14	$27.00

Investment Securities at Cost	$5,020,671	$5,023,076	$1,552,812

Foreign Currencies at Cost	$5,404	$2,253	$810

NET ASSETS CONSIST OF:
Paid-In Capital	$5,214,386	$5,183,613	$1,549,679
Total Distributable Earnings (Loss)	495,044	667,426	264,783

NET ASSETS	$5,709,430	$5,851,039	$1,814,462

See accompanying Notes to Financial Statements.

49

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional International Small Cap ETF	Dimensional International High Profitability ETF	Dimensional Emerging Core Equity Market ETF
ASSETS:
Investment Securities at Value (including $82,215, $76,750 and $130,377 of securities on loan, respectively)	$1,561,083	$2,038,871	$3,805,789
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $53,203, $76,614 and $30,495, respectively) (Note G)	53,203	76,614	30,495
Segregated Cash for Futures Contracts	—	—	754
Foreign Currencies at Value	1,642	1,382	21,505
Cash	3,456	2,867	4,636
Receivables:
Investment Securities Sold	7,409	3,824	2,182
Dividends and Interest	5,974	5,144	6,578
Capital Shares Issued	—	114	—
Tax Reclaims	1,262	2,050	80
Prepaid Expenses and Other Assets	19	28	—

Total Assets	1,634,048	2,130,894	3,872,019

LIABILITIES:
Payables:
Investment Securities Purchased	2,151	980	—
Upon Return of Securities Loaned	53,203	76,614	30,495
Futures Margin Variation	205	—	479
Accrued Foreign Taxes	—	—	20,889
Accrued Expenses and Other Liabilities:
Advisory Fee	447	416	1,074
Administration and Accounting	18	19	—
Custodian	9	5	—
Trustee	4	7	—
Other Expenses	—	—	7

Total Liabilities	56,037	78,041	52,944
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$1,578,011	$2,052,853	$3,819,075

SHARES OUTSTANDING, NO PAR VALUE	64,400,000	79,100,000	153,300,000

Net Asset Value, Offering and Redemption price per share	$24.50	$25.95	$24.91

Investment Securities at Cost	$1,430,711	$1,838,450	$3,489,657

Foreign Currencies at Cost	$1,642	$1,415	$21,640

NET ASSETS CONSIST OF:
Paid-In Capital	$1,468,104	$1,867,683	$3,665,128
Total Distributable Earnings (Loss)	109,907	185,170	153,947

NET ASSETS	$1,578,011	$2,052,853	$3,819,075

See accompanying Notes to Financial Statements.

50

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional Emerging Markets High Profitability ETF	Dimensional Emerging Markets Value ETF	Dimensional Emerging Markets Core Equity 2 ETF
ASSETS:
Investment Securities at Value (including $5,726, $18,089 and $145,806 of securities on loan, respectively)	$180,143	$595,994	$3,614,031
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $2,211, $2,139 and $24,054, respectively) (Note G)	2,211	2,139	24,054
Foreign Currencies at Value	333	4,528	11,428
Cash	190	503	2,472
Receivables:
Investment Securities Sold	381	954	5,574
Dividends and Interest	369	1,173	5,732
Capital Shares Issued	—	1,916	3,854
Tax Reclaims	4	12	49
Prepaid Expenses and Other Assets	2	21	73

Total Assets	183,633	607,240	3,667,267

LIABILITIES:
Payables:
Investment Securities Purchased	—	5,038	10,573
Upon Return of Securities Loaned	2,211	2,139	24,054
Accrued Foreign Taxes	927	3,988	18,791
Accrued Expenses and Other Liabilities:
Advisory Fee	49	153	951
Administration and Accounting	6	12	15
Custodian	5	6	—
Trustee	1	3	12

Total Liabilities	3,199	11,339	54,396
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$180,434	$595,901	$3,612,871

SHARES OUTSTANDING, NO PAR VALUE	7,250,000	22,500,000	140,000,000

Net Asset Value, Offering and Redemption price per share	$24.89	$26.48	$25.81

Investment Securities at Cost	$149,581	$498,527	$3,160,817

Foreign Currencies at Cost	$334	$4,530	$11,441

NET ASSETS CONSIST OF:
Paid-In Capital	$163,893	$532,119	$3,297,001
Total Distributable Earnings (Loss)	16,541	63,782	315,870

NET ASSETS	$180,434	$595,901	$3,612,871

See accompanying Notes to Financial Statements.

51

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional World Equity ETF	Dimensional Global Real Estate ETF
ASSETS:
Investments in Affiliated Investment Company at Value	$351,839	$—
Investment Securities at Value (including $301 and $43,270 of securities on loan, respectively)	—	1,555,100
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $311 and $39,608, respectively) (Note G)	311	39,608
Foreign Currencies at Value	—	1,912
Cash	259	3,863
Receivables:
Investment Securities Sold	—	2,041
Dividends and Interest	—	3,175
Capital Shares Issued	43	313
Tax Reclaims	—	167
Prepaid Expenses and Other Assets	28	58

Total Assets	352,480	1,606,237

LIABILITIES:
Payables:
Investment Securities Purchased	—	2,813
Upon Return of Securities Loaned	311	39,608
Accrued Foreign Taxes	—	35
Accrued Expenses and Other Liabilities:
Advisory Fee	2	236
Administration and Accounting	2	19
Custodian	2	—
Trustee	1	2
Other Expenses	7	—
Offering	—	5

Total Liabilities	325	42,718
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$352,155	$1,563,519

SHARES OUTSTANDING, NO PAR VALUE	6,205,000	65,800,000

Net Asset Value, Offering and Redemption price per share	$56.75	$23.76

Investments in affiliated Investment Companies at Cost	$330,454	$—

Investment Securities at Cost	$—	$1,580,417

Foreign Currencies at Cost	$—	$1,919

NET ASSETS CONSIST OF:
Paid-In Capital	$330,752	$1,595,977
Total Distributable Earnings (Loss)	21,403	(32,458)

NET ASSETS	$352,155	$1,563,519

See accompanying Notes to Financial Statements.

52

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional International Core Equity Market ETF(a)	Dimensional International Core Equity 2 ETF(a)	Dimensional International Small Cap Value ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(10,772), $(10,795) and $(3,811), respectively)	$77,141	$81,008	$27,961
Income from Securities Lending, Net	600	1,110	257

Total Investment Income	77,741	82,118	28,218

EXPENSES:
Investment Management Fees (Note D)	4,510	5,174	3,100
Administration and Accounting	—	105	37
Custodian	—	132	66
Filing Fees	—	74	23
Trustees’ Fees & Expenses	—	21	6
Previously Waived Fees Recovered by Advisor (Note D)	—	166	58
Other Expenses	15	127	52

Total Expenses	4,525	5,799	3,342

Net Investment Income (Loss)	73,216	76,319	24,876

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(26,200)	(86,898)	(4,137)
In-Kind Transactions	—	—	50,614
Futures	1,458	757	1,388
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	714,473	780,660	193,273
Futures	—	—	31

Net Realized and Unrealized Gain (Loss)	689,731	694,519	241,169

Net Increase (Decrease) in Net Assets Resulting from Operations	$762,947	$770,838	$266,045

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

53

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional International Small Cap ETF(a)	Dimensional International High Profitability ETF(a)	Dimensional Emerging Core Equity Market ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(1,973), $(3,782) and $(3,849), respectively)	$15,026	$25,934	$34,185
Income from Securities Lending, Net	347	275	1,592

Total Investment Income	15,373	26,209	35,777

EXPENSES:
Investment Management Fees (Note D)	1,768	2,183	6,007
Administration and Accounting	26	38	—
Custodian	51	35	—
Filing Fees	17	24	—
Trustees’ Fees & Expenses	4	7	—
Previously Waived Fees Recovered by Advisor (Note D)	65	—	—
Other Expenses	40	57	12

Total Expenses	1,971	2,344	6,019

Net Investment Income (Loss)	13,402	23,865	29,758

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions*	(18,891)	(16,931)	(58,639)
In-Kind Transactions	12,138	12,020	—
Futures	187	1,238	1,519
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations**	126,170	210,581	508,977
Futures	(42)	40	(141)

Net Realized and Unrealized Gain (Loss)	119,562	206,948	451,716

Net Increase (Decrease) in Net Assets Resulting from Operations	$132,964	$230,813	$481,474

(a)	Portion of income is from investment in affiliated fund.
*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $87.
**	Net of change in foreign capital gain taxes for the period ended April 30, 2024 of $0, $0 and $(15,080).

See accompanying Notes to Financial Statements.

54

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional Emerging Markets High Profitability ETF(a)	Dimensional Emerging Markets Value ETF(a)	Dimensional Emerging Markets Core Equity 2 ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(197), $(606) and $(3,223), respectively)	$1,988	$5,327	$30,176
Income from Securities Lending, Net	38	141	1,900

Total Investment Income	2,026	5,468	32,076

EXPENSES:
Investment Management Fees (Note D)	326	1,002	5,041
Administration and Accounting	10	17	64
Custodian	34	94	400
Filing Fees	2	7	58
Trustees’ Fees & Expenses	1	2	12
Previously Waived Fees Recovered by Advisor (Note D)	—	12	96
Other Expenses	18	31	104

Total Expenses	391	1,165	5,775

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(9)	(31)	—

Net Expenses	382	1,134	5,775

Net Investment Income (Loss)	1,644	4,334	26,301

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions*	(10,294)	(17,933)	(54,067)
In-Kind Transactions	1,926	—	—
Futures	38	88	1,002
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations**	30,377	99,019	455,547

Net Realized and Unrealized Gain (Loss)	22,047	81,174	402,482

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,691	$85,508	$428,783

(a)	Portion of income is from investment in affiliated fund.
*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $1, $0 and $15.
**	Net of change in foreign capital gain taxes for the period ended April 30, 2024 of $(713), $(2,934) and $(13,952).

See accompanying Notes to Financial Statements.

55

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional World Equity ETF(a)	Dimensional Global Real Estate ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $— and $(1,091), respectively)	$6	$30,817
Income Distributions Received from Affiliated Investment Companies	1,334	—
Income from Securities Lending, Net	8	140

Total Investment Income	1,348	30,957

EXPENSES:
Investment Management Fees (Note D)	23	1,328
Administration and Accounting	7	31
Custodian	1	34
Filing Fees	13	49
Trustees’ Fees & Expenses	—	2
Deferred Offering Fees	12	19
Organization Fees	2	—
Printing Fees	4	3
Exchange Listing Fee	5	2
Previously Waived Fees Recovered by Advisor (Note D)	14	55
Other Expenses	2	24

Total Expenses	83	1,547

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(16)	(8)
Fees Paid Indirectly (Note D)	—	(8)

Net Expenses	67	1,531

Net Investment Income (Loss)	1,281	29,426

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	—	(11,947)
Affiliated Investment Companies Sold	38	—
Futures	—	163
Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investment Companies Shares	23,038	—
Investment Securities and Foreign Currency Translations**	—	84,051

Net Realized and Unrealized Gain (Loss)	23,076	72,267

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,357	$101,693

(a)	Portion of income is from investment in affiliated fund.
**	Net of change in foreign capital gain taxes for the period ended April 30, 2024 of $0 and $(33).

See accompanying Notes to Financial Statements.

56

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International Core Equity Market ETF		Dimensional International Core Equity 2 ETF
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$73,216	$101,816	$76,319	$98,635
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(26,200)	(140,915)	(86,898)	(68,473)
Futures	1,458	(733)	757	(1,170)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	714,473	268,147	780,660	78,484
Futures	—	(80)	—	—

Change in Net Assets Resulting from Operations	762,947	228,235	770,838	107,476

Distributions:
Total Distributions	(38,000)	(95,302)	(39,565)	(88,069)

Change in Net Assets Resulting from Distributions	(38,000)	(95,302)	(39,565)	(88,069)

Capital Share Transactions:
Shares Issued	998,142	1,595,991	1,039,882	2,645,541

Change in Net Assets Resulting from Capital Share Transactions	998,142	1,595,991	1,039,882	2,645,541

Change in Net Assets	1,723,089	1,728,924	1,771,155	2,664,948
Net Assets:
Beginning of Period	3,986,341	2,257,417	4,079,884	1,414,936

End of Period	$5,709,430	$3,986,341	$5,851,039	$4,079,884

Share Transactions:
Issued	35,100	60,100	41,400	112,700

Change in Shares	35,100	60,100	41,400	112,700

See accompanying Notes to Financial Statements.

57

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International Small Cap Value ETF		Dimensional International Small Cap ETF
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$24,876	$33,625	$13,402	$16,671
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(4,137)	(30,861)	(18,891)	(22,027)
In-Kind Transactions	50,614	1,447	12,138	—
Futures	1,388	(566)	187	(85)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	193,273	86,516	126,170	19,622
Futures	31	—	(42)	—

Change in Net Assets Resulting from Operations	266,045	90,161	132,964	14,181

Distributions:
Total Distributions	(11,520)	(29,286)	(6,400)	(14,484)

Change in Net Assets Resulting from Distributions	(11,520)	(29,286)	(6,400)	(14,484)

Capital Share Transactions:
Shares Issued	367,172	754,660	754,195	394,274
Cost of Shares Redeemed	(88,857)	(5,992)	(19,902)	—

Change in Net Assets Resulting from Capital Share Transactions	278,315	748,668	734,293	394,274

Change in Net Assets	532,840	809,543	860,857	393,971
Net Assets:
Beginning of Period	1,281,622	472,079	717,154	323,183

End of Period	$1,814,462	$1,281,622	$1,578,011	$717,154

Share Transactions:
Issued	14,400	32,400	30,800	17,800
Redeemed	(3,350)	(250)	(800)	—

Change in Shares	11,050	32,150	30,000	17,800

See accompanying Notes to Financial Statements.

58

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International High Profitability ETF		Dimensional Emerging Core Equity Market ETF
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$23,865	$28,845	$29,758	$73,390
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*	(16,931)	(24,468)	(58,639)	(76,247)
In-Kind Transactions	12,020	—	—	—
Futures	1,238	(724)	1,519	(904)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations**	210,581	37,175	508,977	155,398
Futures	40	(40)	(141)	(204)

Change in Net Assets Resulting from Operations	230,813	40,788	481,474	151,433

Distributions:
Total Distributions	(11,525)	(26,376)	(17,575)	(73,021)

Change in Net Assets Resulting from Distributions	(11,525)	(26,376)	(17,575)	(73,021)

Capital Share Transactions:
Shares Issued	502,856	887,625	469,529	1,258,420
Cost of Shares Redeemed	(30,139)	—	—	—

Change in Net Assets Resulting from Capital Share Transactions	472,717	887,625	469,529	1,258,420

Change in Net Assets	692,005	902,037	933,428	1,336,832
Net Assets:
Beginning of Period	1,360,848	458,811	2,885,647	1,548,815

End of Period	$2,052,853	$1,360,848	$3,819,075	$2,885,647

Share Transactions:
Issued	19,550	37,950	20,000	54,600
Redeemed	(1,150)	—	—	—

Change in Shares	18,400	37,950	20,000	54,600

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0 and $87 and October 31, 2023 of $0 and $32.
**	Net of change in foreign capital gain taxes withheld for the period ended April 30, 2024 of $0 and $(15,080) and October 31, 2023 of $0 and $(4,412).

See accompanying Notes to Financial Statements.

59

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets High Profitability ETF		Dimensional Emerging Markets Value ETF
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$1,644	$4,953	$4,334	$16,516
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*	(10,294)	(5,595)	(17,933)	(12,896)
In-Kind Transactions	1,926	—	—	—
Futures	38	(54)	88	(164)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations**	30,377	8,516	99,019	23,257

Change in Net Assets Resulting from Operations	23,691	7,820	85,508	26,713

Distributions:
Total Distributions	(1,085)	(4,747)	(3,800)	(15,693)

Change in Net Assets Resulting from Distributions	(1,085)	(4,747)	(3,800)	(15,693)

Capital Share Transactions:
Shares Issued	18,800	85,681	71,569	262,237
Cost of Shares Redeemed	(20,740)	—	—	—

Change in Net Assets Resulting from Capital Share Transactions	(1,940)	85,681	71,569	262,237

Change in Net Assets	20,666	88,754	153,277	273,257
Net Assets:
Beginning of Period	159,768	71,014	442,624	169,367

End of Period	$180,434	$159,768	$595,901	$442,624

Share Transactions:
Issued	800	3,700	2,900	11,300
Redeemed	(850)	—	—	—

Change in Shares	(50)	3,700	2,900	11,300

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $1 and $0 and October 31, 2023 of $2 and $4.
**	Net of change in foreign capital gain taxes withheld for the period ended April 30, 2024 of $(713) and $(2,934) and October 31, 2023 of $(207) and $(847).

See accompanying Notes to Financial Statements.

60

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Core Equity 2 ETF		Dimensional World Equity ETF
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	For the period September 26, 2023 through October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$26,301	$55,557	$1,281	$(3)
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*	(54,067)	(71,368)	—	—
Affiliated Investment Companies Sold	—	—	38	—
Forward Currency Contracts	—	—	—	—
Futures	1,002	(1,017)	—	—
Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investment Companies Shares	—	—	23,038	(1,652)
Investment Securities and Foreign Currency Translations**	455,547	79,241	—	—

Change in Net Assets Resulting from Operations	428,783	62,413	24,357	(1,655)

Distributions:
Total Distributions	(18,750)	(50,589)	(1,302)	—

Change in Net Assets Resulting from Distributions	(18,750)	(50,589)	(1,302)	—

Capital Share Transactions:
Shares Issued	842,101	1,682,529	255,144	75,885
Cost of Shares Redeemed	—	—	(274)	—

Change in Net Assets Resulting from Capital Share Transactions	842,101	1,682,529	254,870	75,885

Change in Net Assets	1,252,134	1,694,353	277,925	74,230
Net Assets:
Beginning of Period	2,360,737	666,384	74,230	—

End of Period	$3,612,871	$2,360,737	$352,155	$74,230

Share Transactions:
Issued	34,500	72,400	4,660	1,550
Redeemed	—	—	(5)	—

Change in Shares	34,500	72,400	4,655	1,550

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $15 and $0 and October 31, 2023 of $37 and $0.
**	Net of change in foreign capital gain taxes withheld for the period ended April 30, 2024 of $(13,952) and $0 and October 31, 2023 of $(4,253) and $0.

See accompanying Notes to Financial Statements.

61

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Global Real Estate ETF
	Six months ended April 30, 2024	For the period December 6, 2022 through October 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$29,426	$16,677
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(11,947)	(8,022)
Futures	163	(171)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations**	84,051	(109,449)

Change in Net Assets Resulting from Operations	101,693	(100,965)

Distributions:
Total Distributions	(21,075)	(12,117)

Change in Net Assets Resulting from Distributions	(21,075)	(12,117)

Capital Share Transactions:
Shares Issued	517,575	1,078,408

Change in Net Assets Resulting from Capital Share Transactions	517,575	1,078,408

Change in Net Assets	598,193	965,326
Net Assets:
Beginning of Period	965,326	—

End of Period	$1,563,519	$965,326

Share Transactions:
Issued	21,150	44,650

Change in Shares	21,150	44,650

**	Net of change in foreign capital gain taxes withheld for the period ended April 30, 2024 of $(33) and October 31, 2023 of $(2).

See accompanying Notes to Financial Statements.

62

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International Core Equity Market ETF				Dimensional International Core Equity 2 ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Period November 17, 2020 through October 31, 2021	Six Months ended April 30, 2024	Year ended October 31, 2023	Period March 23, 2022 through October 31, 2022
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$25.07	$22.83	$29.75	$25.07	$22.37	$20.30	$24.95

Income From Investment Operations (a)
Net Investment Income (Loss)	0.40	0.80	0.83	0.77	0.37	0.74	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	4.16	2.16	(7.02)	4.36	3.60	1.94	(4.82)

Total from Investment Operations	4.56	2.96	(6.19)	5.13	3.97	2.68	(4.44)

Less Distributions:
Net Investment Income	(0.22)	(0.72)	(0.73)	(0.45)	(0.20)	(0.61)	(0.21)

Total Distributions	(0.22)	(0.72)	(0.73)	(0.45)	(0.20)	(0.61)	(0.21)

Net Asset Value, End of Period	$29.41	$25.07	$22.83	$29.75	$26.14	$22.37	$20.30

Total Return at NAV (b)(c)	18.23%	12.84%	(21.04)%	20.54%	17.79%	13.07%	(17.83)%

Total Return at Market (c)(d)	16.72%	13.65%	(21.30)%	21.08%	16.26%	13.85%	(17.71)%

Net Assets, End of Year (thousands)	$5,709,430	$3,986,341	$2,257,417	$767,440	$5,851,039	$4,079,884	$1,414,936
Ratio of Expenses to Average Net Assets (e)	0.18%	0.18%	0.18%	0.18%	0.22%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.18%	0.18%	0.18%	0.18%	0.22%	0.24%	0.23%
Ratio of Net Investment Income to Average Net Assets (e)	2.92%	2.99%	3.24%	2.78%	2.95%	3.13%	2.95%
Portfolio Turnover Rate (c)(f)	1%	7%	5%	4%	6%	8%	5%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International Small Cap Value ETF			Dimensional International Small Cap ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Period March 23, 2022 through October 31, 2022	Six Months ended April 30, 2024	Year ended October 31, 2023	Period March 23, 2022 through October 31, 2022
	(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$22.82	$19.67	$24.94	$20.85	$19.47	$25.00

Income From Investment Operations (a)
Net Investment Income (Loss)	0.40	0.80	0.36	0.31	0.61	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	3.97	2.99	(5.47)	3.51	1.27 (g)	(5.65)

Total from Investment Operations	4.37	3.79	(5.11)	3.82	1.88	(5.37)

Less Distributions:
Net Investment Income	(0.19)	(0.64)	(0.16)	(0.17)	(0.50)	(0.16)

Total Distributions	(0.19)	(0.64)	(0.16)	(0.17)	(0.50)	(0.16)

Net Asset Value, End of Period	$27.00	$22.82	$19.67	$24.50	$20.85	$19.47

Total Return at NAV (b)(c)	19.18%	19.26%	(20.54)%	18.37%	9.47%	(21.51)%

Total Return at Market (c)(d)	17.34%	20.35%	(20.42)%	16.80%	10.41%	(21.50)%

Net Assets, End of Year (thousands)	$1,814,462	$1,281,622	$472,079	$1,578,011	$717,154	$323,183
Ratio of Expenses to Average Net Assets (e)	0.42%	0.42%	0.42%	0.39%	0.39%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.42%	0.43%	0.44%	0.39%	0.40%	0.42%
Ratio of Net Investment Income to Average Net Assets (e)	3.13%	3.39%	2.86%	2.65%	2.73%	2.27%
Portfolio Turnover Rate (c)(f)	6%	13%	3%	8%	10%	4%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International High Profitability ETF			Dimensional Emerging Core Equity Market ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Period March 23, 2022 through October 31, 2022	Six Months ended April 30, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Period December 1, 2020 through October 31, 2021
	(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$22.42	$20.17	$24.97	$21.65	$19.68	$27.48	$25.41

Income From Investment Operations (a)
Net Investment Income (Loss)	0.35	0.64	0.41	0.21	0.70	0.81	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	3.35	2.15	(4.94)	3.17	1.92	(8.00)	1.75

Total from Investment Operations	3.70	2.79	(4.53)	3.38	2.62	(7.19)	2.37

Less Distributions:
Net Investment Income	(0.17)	(0.54)	(0.27)	(0.12)	(0.65)	(0.61)	(0.30)

Total Distributions	(0.17)	(0.54)	(0.27)	(0.12)	(0.65)	(0.61)	(0.30)

Net Asset Value, End of Period	$25.95	$22.42	$20.17	$24.91	$21.65	$19.68	$27.48

Total Return at NAV (b)(c)	16.53%	13.74%	(18.18)%	15.68%	13.18%	(26.50)%	9.33%

Total Return at Market (c)(d)	15.01%	14.47%	(18.08)%	14.71%	13.20%	(26.36)%	9.57%

Net Assets, End of Year (thousands)	$2,052,853	$1,360,848	$458,811	$3,819,075	$2,885,647	$1,548,815	$395,729
Ratio of Expenses to Average Net Assets (e)	0.27%	0.29%	0.29%	0.35%	0.35%	0.35%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.27%	0.29%	0.29%	0.35%	0.35%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets (e)	2.73%	2.72%	3.16%	1.73%	3.05%	3.43%	2.40%
Portfolio Turnover Rate (c)(f)	7%	13%	2%	2%	5%	6%	4%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Markets High Profitability ETF			Dimensional Emerging Markets Value ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Period April 26, 2022 through October 31, 2022	Six Months ended April 30, 2024	Year ended October 31, 2023	Period April 26, 2022 through October 31, 2022
	(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$21.89	$19.73	$25.03	$22.58	$20.41	$25.04

Income From Investment Operations (a)
Net Investment Income (Loss)	0.21	0.85	0.44	0.20	1.07	0.83
Net Gains (Losses) on Securities (Realized and Unrealized)	2.93	2.08	(5.55)	3.88	2.03	(4.91)

Total from Investment Operations	3.14	2.93	(5.11)	4.08	3.10	(4.08)

Less Distributions:
Net Investment Income	(0.14)	(0.77)	(0.19)	(0.18)	(0.93)	(0.55)

Total Distributions	(0.14)	(0.77)	(0.19)	(0.18)	(0.93)	(0.55)

Net Asset Value, End of Period	$24.89	$21.89	$19.73	$26.48	$22.58	$20.41

Total Return at NAV (b)(c)	14.37%	14.69%	(20.53)%	18.11%	15.07%	(16.51)%

Total Return at Market (c)(d)	13.22%	14.62%	(20.25)%	17.43%	14.82%	(16.08)%

Net Assets, End of Year (thousands)	$180,434	$159,768	$71,014	$595,901	$442,624	$169,367
Ratio of Expenses to Average Net Assets (e)	0.41%	0.40%	0.41%	0.43%	0.42%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.42%	0.46%	0.65%	0.44%	0.46%	0.47%
Ratio of Net Investment Income to Average Net Assets (e)	1.77%	3.67%	3.90%	1.64%	4.52%	7.12%
Portfolio Turnover Rate (c)(f)	25%	18%	—%	15%	18%	2%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Markets Core Equity 2 ETF			Dimensional World Equity ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Period April 26, 2022 through October 31, 2022	Six Months ended April 30, 2024	Period September 26, 2023 through October 31, 2023
	(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$22.38	$20.13	$25.04	$47.89	$49.31

Income From Investment Operations (a)
Net Investment Income (Loss)	0.21	0.76	0.49	0.31	—
Net Gains (Losses) on Securities (Realized and Unrealized)	3.38	2.11	(5.10)	8.88	(1.42)

Total from Investment Operations	3.59	2.87	(4.61)	9.19	(1.42)

Less Distributions:
Net Investment Income	(0.16)	(0.62)	(0.30)	(0.33)	—

Total Distributions	(0.16)	(0.62)	(0.30)	(0.33)	—

Net Asset Value, End of Period	$25.81	$22.38	$20.13	$56.75	$47.89

Total Return at NAV (b)(c)	16.06%	14.13%	(18.54)%	19.20%	(2.87)%

Total Return at Market (c)(d)	15.19%	13.99%	(18.14)%	19.09%	(2.79)%

Net Assets, End of Year (thousands)	$3,612,871	$2,360,737	$666,384	$352,155	$74,230
Ratio of Expenses to Average Net Assets (e)(h)	0.38%	0.38%	0.38%	0.25%*	0.25%*
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.38%	0.40%	0.38%	0.26%*	0.53%*
Ratio of Net Investment Income (Loss) to Average Net Assets (e)(h)	1.72%	3.22%	4.22%	1.13%*	(0.06)%*
Portfolio Turnover Rate (c)(f)	7%	14%	4%	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Fund indirectly as a result of Fund’s investment in Underlying Funds as follows:	N/A	N/A	N/A	0.19%	0.19%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

67

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Global Real Estate ETF
	Six Months ended April 30, 2024	Period December 6, 2022 through October 31, 2023
	(Unaudited)
Net Asset Value, Beginning of Period	$21.62	$24.82

Income From Investment Operations (a)
Net Investment Income (Loss)	0.52	0.76
Net Gains (Losses) on Securities (Realized and Unrealized)	2.01	(3.43)

Total from Investment Operations	2.53	(2.67)

Less Distributions:
Net Investment Income	(0.39)	(0.53)

Total Distributions	(0.39)	(0.53)

Net Asset Value, End of Period	$23.76	$21.62

Total Return at NAV (b)(c)	11.57%	(10.94)%

Total Return at Market (c)(d)	11.21%	(10.74)%

Net Assets, End of Year (thousands)	$1,563,519	$965,326
Ratio of Expenses to Average Net Assets (e)	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.22%	0.24%
Ratio of Net Investment Income to Average Net Assets (e)	4.21%	3.54%
Portfolio Turnover Rate (c)(f)	3%	9%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of April 30, 2024, the Trust is comprised of thirty-eight operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

FUND	Short Name

Dimensional International Core Equity Market ETF

Dimensional International Core Equity 2 ETF

Dimensional International Small Cap Value ETF

Dimensional International Small Cap ETF

Dimensional International High Profitability ETF

Dimensional Emerging Core Equity Market ETF

Dimensional Emerging Markets High Profitability ETF

Dimensional Emerging Markets Value ETF

Dimensional Emerging Markets Core Equity 2 ETF

Dimensional World Equity ETF

Dimensional Global Real Estate ETF

International Core ETF

International Core Equity 2 ETF

International Small Cap Value ETF

International Small Cap ETF

International High Profitability ETF

Emerging Markets Core ETF

Emerging Markets High Profitability ETF

Emerging Markets Value ETF

Emerging Markets Core 2 ETF

World Equity ETF

Global Real Estate ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Board of Trustees of the Trust (“the Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

The World Equity ETF (the “Fund of Funds”) is a “Fund of Funds” that achieves its investment objective by allocating its assets among other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”). The World Equity ETF may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ (excluding the Dimensional US Core Equity 1 ETF and the Dimensional U.S. Core Equity 2 ETF) shareholder reports are included in this report. Copies of the Dimensional US Core Equity 1 ETF and Dimensional U.S. Core Equity 2 ETF’s shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2024, the World Equity ETF was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownerships at 4/30/24
World Equity ETF	Dimensional US Core Equity 1 ETF	14%
	Dimensional U.S. Core Equity 2 ETF	1%
	Dimensional International Core Equity 2 ETF	1%
	Dimensional Emerging Markets Core 2 ETF	1%
	Dimensional Global Real Estate ETF	—%

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B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the International Core ETF, Emerging Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core 2 ETF, Global Real Estate ETF, and World Equity ETF are listed and traded on the NYSE Area, Inc. Shares of the International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, and International High Profitability ETF are listed and traded on the Cboe BZX Exchange Inc. Market prices for the Shares may be different from their net asset value (“NAV’). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•

Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts). Money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the fair value hierarchy.

Equity securities (including exchange-traded Underlying Funds and over-the-counter securities) traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the fair value hierarchy.

With respect to the International Core ETF, International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability ETF, Emerging Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core 2 ETF, and Global Real Estate ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Certain securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, are recorded at the fair value of the securities received. Distributions received from the investment in affiliated

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investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund of Funds estimates the character of received distributions that may be considered return of capital distributions.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment securities sold and foreign currency transactions on the Statements of Operations.

4. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

5. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

6. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the ‘Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

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7. OTHER

Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Emerging Core Equity Market ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core Equity 2 ETF, and Global Real Estate ETF are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country-specific taxation of dividend income and related amounts reclaimable.

C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Summary Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of

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an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures Contracts **
International Core ETF	$—	$5,019
International Core Equity 2 ETF	—	—
International Small Cap Value ETF	—	4,297
International Small Cap ETF	—	1,922
International High Profitability ETF	—	998
Emerging Markets Core ETF	—	7,286
Emerging Markets High Profitability ETF	—	—
Emerging Markets Value ETF	—	—
Emerging Markets Core 2 ETF	—	—
Global Real Estate ETF	—	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2024 (amounts in thousands):

	Assets	Liabilities
	Unrealized Appreciation on Futures Contracts *(1)	Unrealized Depreciation on Futures Contracts *(1)
Equity Risk Exposure:
International Core ETF	$—	$80
International Small Cap Value ETF	31	—
International Small Cap ETF	—	42
Emerging Markets Core ETF	—	345

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) from:	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts (1)	Futures Contracts (2)
Equity Risk Exposure:
International Core ETF	$1,458	$—
International Core Equity 2 ETF	757	—

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	Realized Gain (Loss) from:	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts (1)	Futures Contracts (2)
International Small Cap Value ETF	$1,388	$31
International Small Cap ETF	187	(42)
International High Profitability ETF	1,238	40
Emerging Markets Core ETF	1,519	(141)
Emerging Markets High Profitability ETF	38	—
Emerging Markets Value ETF	88	—
Emerging Markets Core 2 ETF	1,002	—
Global Real Estate ETF	163	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.

Currency Rate Risk Exposure:

The International Funds had limited activity in forward foreign currency contracts during the period ended April 30, 2024 and no such contracts were outstanding as of April 30, 2024. Net realized and changes in unrealized gain or loss on such contracts were minimal during the period ended April 30, 2024, and are included in Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions and Change in Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations, respectively, on the accompanying Statements of Operations.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the Funds.

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For the period ended April 30, 2024, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Management Fee
International Core ETF	0.18%
International Core Equity 2 ETF	0.20%
International Small Cap Value ETF	0.39%
International Small Cap ETF	0.35%
International High Profitability ETF	0.25%
Emerging Markets Core ETF	0.35%
Emerging Markets High Profitability ETF	0.35%
Emerging Markets Value ETF	0.38%
Emerging Markets Core 2 ETF	0.33%
World Equity ETF	0.02%
Global Real Estate ETF	0.19%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core 2 ETF, World Equity ETF, and Global Real Estate ETF as described in the notes below.
For each such Fund (excluding the World Equity ETF), the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

For the World Equity ETF, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (including the expenses incurred through its investment in other investment companies but excluding the expenses that the Fund incurs through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Fund Expenses”) to the extent necessary to limit the Fund Expenses, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

The Fee Waiver Agreement will remain in effect through February 28, 2025, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended April 30, 2024, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the six months ended April 30, 2024, recovered previously waived fees/ assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

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	Expense Limitation Amount	Waived Fees/ Assumed Expenses	Recovery of Previously Waived Fees/ Assumed Expenses
International Core Equity 2 ETF	0.23%	$—	$166
International Small Cap Value ETF	0.42%	—	58
International Small Cap ETF	0.39%	—	65
International High Profitability ETF	0.29%	—	—
Emerging Markets High Profitability ETF	0.41%	9	—
Emerging Markets Value ETF	0.43%	31	12
Emerging Markets Core 2 ETF	0.39%	—	96
World Equity ETF	0.25%	16	14
Global Real Estate ETF*	0.22%	8	55

*	The expense limitation amount was reduced from 0.24% to 0.22% effective February 28, 2023.

	Previously Waived Fees/Assumed Expenses Subject to Future Recovery
	Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
International Small Cap Value ETF	$—	$—	$79	$—	$79
International Small Cap ETF	—	—	17	—	17
Emerging Markets High Profitability ETF	—	33	73	9	115
Emerging Markets Value ETF	—	13	124	31	168
World Equity ETF	—	—	—	16	16
Global Real Estate ETF	—	—	45	8	53

International Core ETF and Emerging Markets Core ETF (each, a “Unitary Fee Fund” and together, the “Unitary Fee Funds”) pay the Advisor a unitary management fee for managing the Funds’ assets. Pursuant to the investment management agreement with the Trust, on behalf of each Unitary Fee Fund, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses (including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (vi) litigation expenses (including litigation to which the Trust or Fund may be a party and indemnification of the Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the Independent Trustees; (ix) Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-routine or extraordinary expenses.

For the Unitary Fee Funds, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.

2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended April 30, 2024, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Global Real Estate ETF	$8

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3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

4. DISTRIBUTION

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Funds) receive no compensation from the Trust. For the period ended April 30, 2024, the total related amounts paid by the Trust to the CCO was $33 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

International Core Equity 2 ETF	$5
International Small Cap Value ETF	2
International Small Cap ETF	1
International High Profitability ETF	2
Emerging Markets Value ETF	1
Emerging Markets Core 2 ETF	3
Global Real Estate ETF	1

F. FEDERAL INCOME TAXES

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the periods ended October 31, 2022 and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
International Core ETF
2022	$43,351	$—	$—	$43,351
2023	95,302	—	—	95,302
International Core Equity 2 ETF
2022	6,750	—	—	6,750
2023	88,069	—	—	88,069
International Small Cap Value ETF
2022	2,250	—	—	2,250
2023	29,286	—	—	29,286
International Small Cap ETF
2022	1,050	—	—	1,050
2023	14,484	—	—	14,484
International High Profitability ETF
2022	4,250	—	—	4,250
2023	26,376	—	—	26,376
Emerging Markets Core ETF
2022	29,290	—	—	29,290
2023	73,021	—	—	73,021
Emerging Markets High Profitability ETF
2022	300	—	—	300
2023	4,747	—	—	4,747
Emerging Markets Value ETF
2022	3,950	—	—	3,950
2023	15,693	—	—	15,693
Emerging Markets Core 2 ETF
2022	7,150	—	—	7,150
2023	50,589	—	—	50,589
Global Real Estate ETF
2023	12,117	—	—	12,117

World Equity ETF commenced operations on September 26, 2023 and did not pay any distributions for the year ended October 31, 2023.

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
International Small Cap Value ETF	$54	$—	$54

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) (1)	Total Net Distributable Earnings (Accumulated Losses)
International Core ETF	$13,890	$—	$(160,658)	$(83,133)	$(229,901)
International Core Equity 2 ETF	16,183	—	(83,512)	3,481	(63,848)
International Small Cap Value ETF	6,320	—	(34,780)	38,718	10,258
International Small Cap ETF	3,336	—	(23,770)	3,776	(16,658)
International High Profitability ETF	3,077	—	(26,800)	(10,395)	(34,118)
Emerging Markets Core ETF	5,425	—	(99,231)	(216,143)	(309,949)
Emerging Markets High Profitability ETF	350	—	(5,504)	(911)	(6,065)
Emerging Markets Value ETF	2,115	—	(14,175)	(5,866)	(17,926)
Emerging Markets Core 2 ETF	8,210	—	(78,549)	(23,825)	(94,164)
World Equity ETF	—	—	—	(1,652)	(1,652)
Global Real Estate ETF	4,744	—	(7,940)	(109,879)	(113,075)

(1)	The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
International Core ETF	$160,658	$160,658
International Core Equity 2 ETF	83,512	83,512
International Small Cap Value ETF	34,780	34,780
International Small Cap ETF	23,770	23,770
International High Profitability ETF	26,800	26,800
Emerging Markets Core ETF	99,231	99,231
Emerging Markets High Profitability ETF	5,504	5,504
Emerging Markets Value ETF	14,175	14,175
Emerging Markets Core 2 ETF	78,549	78,549
Global Real Estate ETF	7,940	7,940

During the period ended October 31, 2023, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Core ETF	$5,232,878	$844,041	$(212,142)	$631,899
International Core Equity 2 ETF	5,260,219	922,510	(137,891)	784,619
International Small Cap Value ETF	1,604,036	288,086	(56,287)	231,799
International Small Cap ETF	1,484,276	168,059	(38,050)	130,009
International High Profitability ETF	1,915,085	262,750	(62,350)	200,400
Emerging Markets Core ETF	3,522,350	607,617	(293,683)	313,934

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	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets High Profitability ETF	$151,964	$35,137	$(4,746)	$30,391
Emerging Markets Value ETF	500,969	117,387	(20,223)	97,164
Emerging Markets Core 2 ETF	3,187,621	594,206	(143,742)	450,464
World Equity ETF	330,765	21,472	(87)	21,385
Global Real Estate ETF	1,620,430	69,422	(95,144)	(25,722)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

As of April 30, 2024, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
International Core ETF	$33,939
International Core Equity 2 ETF	45,895
International Small Cap Value ETF	18,260
International Small Cap ETF	36,830
International High Profitability ETF	9,243
Emerging Markets Core ETF	109,530
Emerging Markets High Profitability ETF	4,072
Emerging Markets Value ETF	17,247
Emerging Markets Core 2 ETF	132,244
Global Real Estate ETF	6,013

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower

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fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

H. AFFILIATED TRADES

Cross trades for the period ended April 30, 2024, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the period ended April 30, 2024, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
International Core ETF	$10,592	$4,025	$(2,260)
International Core Equity 2 ETF	36,711	66,126	(20,423)
International Small Cap Value ETF	21,149	21,940	(153)
International Small Cap ETF	13,054	12,384	(3,216)
International High Profitability ETF	17,165	26,397	(686)
Emerging Markets Core ETF	22	—	—
Emerging Markets High Profitability ETF	236	275	(46)
Emerging Markets Value ETF	717	163	(27)
Emerging Markets Core 2 ETF	2,066	870	(187)
Global Real Estate ETF	18,317	1,172	(361)

For the period ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales		Change in Unrealized Appreciation (Depreciation)	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distributions
International Core ETF
The DFA Short Term Investment Fund	$96,730	$459,702	$345,839		$—	$—	$210,593	18,205	$3,220	$—

Total	$96,730	$459,702	$345,839		$—	$—	$210,593	18,205	$3,220	$—

International Core Equity 2 ETF
The DFA Short Term Investment Fund	$185,346	$633,546	$583,327	$		$—	$235,565	20,363	$5,074	$—

Total	$185,346	$633,546	$583,327	$		$—	$235,565	20,363	$5,074	$—

International Small Cap Value ETF
The DFA Short Term Investment Fund	$18,406	$130,554	$97,959		$—	$—	$51,001	4,409	$645	$—

Total	$18,406	$130,554	$97,959		$—	$—	$51,001	4,409	$645	$—

International Small Cap ETF
The DFA Short Term Investment Fund	$15,704	$72,868	$35,369		$—	$—	$53,203	4,599	$606	$—

Total	$15,704	$72,868	$35,369		$—	$—	$53,203	4,599	$606	$—

International High Profitability ETF
The DFA Short Term Investment Fund	$63,554	$433,946	$420,886		$—	$—	$76,614	6,623	$1,868	$—

Total	$63,554	$433,946	$420,886		$—	$—	$76,614	6,623	$1,868	$—

Emerging Markets Core ETF
The DFA Short Term Investment Fund	$29,050	$174,235	$172,790		$—	$—	$30,495	2,636	$783	$—

Total	$29,050	$174,235	$172,790		$—	$—	$30,495	2,636	$783	$—

Emerging Markets High Profitability ETF
The DFA Short Term Investment Fund	$1,208	$13,349	$12,346		$—	$—	2,211	191	$55	$—

Total	$1,208	$13,349	$12,346		$—	$—	2,211	191	$55	$—

Emerging Markets Value ETF
The DFA Short Term Investment Fund	$1,210	$12,674	$11,745		$—	$—	$2,139	185	$39	$—

Total	$1,210	$12,674	$11,745		$—	$—	$2,139	185	$39	$—

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	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distributions
Emerging Markets Core 2 ETF
The DFA Short Term Investment Fund	$13,579	$143,958	$133,483	$—	$—	$24,054	2,079	$556	$—

Total	$13,579	$143,958	$133,483	$—	$—	$24,054	2,079	$556	$—

World Equity ETF
The DFA Short Term Investment Fund	$—	$32,979	$32,668	$—	$—	$311	27	$15	$—
US Core Equity 1 ETF	12,905	44,523	48	7	4,452	61,839	1,104	—	—
US Core Equity 2 ETF	38,726	134,084	145	22	13,019	185,706	6,101	—	—
International Core Equity 2 ETF	14,776	49,930	53	6	3,818	68,477	2,632	—	—
Emerging Markets Core 2 ETF	6,142	20,891	22	2	1,811	28,824	1,121	—	—
Global Real Estate ETF	1,608	5,452	6	1	(63)	6,992	295	—	—

Total	$74,157	$287,859	$32,942	$38	$23,037	$352,149	11,280	$15	$—

Global Real Estate ETF
The DFA Short Term Investment Fund	$30,588	$145,230	$136,210	$—	$—	$39,608	3,424	$1,258	$—

Total	$30,588	$145,230	$136,210	$—	$—	$39,608	3,424	$1,258	$—

I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2024 were as follows (amounts in thousands):

	Purchases	Sales
International Core ETF	$201,465	$72,613
International Core Equity 2 ETF	439,461	292,020
International Small Cap Value ETF	250,040	102,150
International Small Cap ETF	145,309	77,511
International High Profitability ETF	218,480	123,292
Emerging Markets Core ETF	488,167	81,274
Emerging Markets High Profitability ETF	47,177	44,638
Emerging Markets Value ETF	141,334	76,348
Emerging Markets Core 2 ETF	956,852	213,166
World Equity ETF	2,336	—
Global Real Estate ETF	99,602	48,147

In-kind transactions for the period ended April 30, 2024 were as follows (amounts in thousands):

	Purchases	Sales
International Core ETF	$898,482	$—
International Core Equity 2 ETF	926,670	—
International Small Cap Value ETF	215,941	89,129
International Small Cap ETF	680,757	19,502
International High Profitability ETF	421,987	30,130
Emerging Markets Core ETF	65,795	—
Emerging Markets High Profitability ETF	2,424	6,346

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	Purchases	Sales
Emerging Markets Value ETF	$8,273	$—
Emerging Markets Core 2 ETF	96,387	—
World Equity ETF	252,545	274
Global Real Estate ETF	479,519	3

There were no purchases or sales of U.S. government securities during the period ended April 30, 2024.

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

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For the period ended April 30, 2024, borrowings by the Funds under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Year	Outstanding Borrowings as of 4/30/24
International High Profitability ETF	6.08%	$159	1	$—	$159	$—
Emerging Markets High Profitability ETF	6.08%	131	4	—	135	—
Emerging Markets Value ETF	6.08%	332	1	—	332	—

*	Number of Days Outstanding represents the total of single or consecutive days during the period ended April 30, 2024, that each Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended April 30, 2024.

M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Funds until the 2024 annual shareholder reports and will have no effect on the Funds’ accounting policies or financial statements.

N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
International Core ETF	1	100%
International Core Equity 2 ETF	1	100%
International Small Cap Value ETF	1	100%
International Small Cap ETF	1	100%
International High Profitability ETF	1	100%
Emerging Markets Core ETF	1	100%
Emerging Markets High Profitability ETF	1	100%
Emerging Markets Value ETF	1	100%
Emerging Markets Core 2 ETF	1	100%
World Equity ETF	1	100%
Global Real Estate ETF	1	100%

O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

89

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HUM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

90

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

91

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Trustees of Dimensional ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio, except Dimensional World Equity ETF (collectively, the “Funds”) and each Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

92

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

At the Board meeting held on June 22, 2023 (the “June Meeting”), the Board considered the approval of the Investment Management Agreement for the Dimensional World Equity ETF (the “New Fund”) and its sub-advisory agreements. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to the New Fund.

At the June Meeting, the Board considered a number of factors when considering the approval of each Management Agreement for the New Fund, including: (i) the nature, extent and quality of services to be provided by the Advisor to the New Fund; (ii) the performance of the Advisor; (iii) the fees and expenses to be borne by the New Fund; (iv) the profitability to be realized by the Advisor from the relationship with the New Fund; and (v) whether economies of scale would be realized by the Advisor with respect to the New Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services to be provided by the Advisor to the New Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals that will be providing management services to the New Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process for the New Fund and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services that will be provided by the Advisor, including administrative services. After analyzing the caliber of services to be provided by the Advisor to the New Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to the New Fund were consistent the New Fund’s anticipated operational requirements.

The Board also noted that, as the New Fund had not yet commenced investment operations, there was no investment performance for the New Fund or the Advisor in managing the New Fund for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the New Fund because the New Fund had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

93

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also considered the proposed fees and projected expenses for the New Fund, and compared the fees to be charged to a New Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other funds managed by third parties in the New Fund’s anticipated peer group for comparable services. The Board concluded, among other things, that the proposed management fee and anticipated total expenses of the New Fund appeared to compare favorably to expected peer funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed management fee for the New Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the New Fund’s peer group. The Board also noted that the Advisor had agreed to a contractual fee waiver arrangement to limit the expenses of the New Fund. The Board also concluded that the shareholders of the New Fund were likely to receive reasonable value in return for paying the fees and expenses of the New Fund. The Board also concluded that, given the New Fund’s proposed management fee and the New Fund’s likely ranking among peer funds with respect to fees, economies of scale and the reflection of such economies of scale in the level of management fee charged were inapplicable to the New Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Management Agreements for the New Fund was in the best interests of the New Fund and its shareholders.

94

DFA043024-016BS

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DIMENSIONAL ETF TRUST

Dimensional U.S. Equity ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional US Marketwide Value ETF

Dimensional International Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec. gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling collect to (512) 306-7400, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

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DIMENSIONAL ETF TRUST

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Investment Footnotes

*	Non-Income Producing Securities
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/ or Non-Income Producing Securities.
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan
§	Affiliated Fund
@	Security purchased with cash collateral received from Securities on Loan

Financial Highlights

(a)	Computed using average shares outstanding
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Not annualized for periods less than one year
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year
(f)	Excludes impact of in-kind transactions

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission

2

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DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLES		For the period ended April 30, 2024

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratio	Expenses Paid During Period (a)
Dimensional U.S. Equity ETF
Actual Fund Return	$1,000.00	$1,213.30	0.09%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.42	0.09%	$0.45

Dimensional U.S. Small Cap ETF
Actual Fund Return	$1,000.00	$1,187.30	0.26%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.57	0.26%	$1.31

Dimensional U.S. Targeted Value ETF
Actual Fund Return	$1,000.00	$1,187.70	0.28%	$1.52
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratio	Expenses Paid During Period (a)
Dimensional U.S. Core Equity 2 ETF
Actual Fund Return	$1,000.00	$1,208.10	0.17%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

Dimensional US Marketwide Value ETF
Actual Fund Return	$1,000.00	$1,208.60	0.21%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

Dimensional International Value ETF
Actual Fund Return	$1,000.00	$1,189.20	0.27%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

Dimensional World ex U.S. Core Equity 2 ETF
Actual Fund Return	$1,000.00	$1,172.40	0.28%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on March 28, 2024. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Investments” in lieu of a full Schedule of Investments. The Summary Schedule of Investments reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Investments identifies each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional U.S. Equity ETF
Communication Services	8.8%
Consumer Discretionary	10.8%
Consumer Staples	6.0%
Energy	4.4%
Financials	13.9%
Health Care	12.1%
Industrials	10.2%
Information Technology	28.6%
Materials	2.7%
Real Estate	0.2%
Utilities	2.3%

100.0%

Dimensional U.S. Small Cap ETF
Communication Services	2.5%
Consumer Discretionary	14.5%
Consumer Staples	3.9%
Energy	6.5%
Financials	19.0%
Health Care	10.1%
Industrials	21.2%
Information Technology	12.4%
Materials	6.6%
Real Estate	0.7%
Utilities	2.6%

100.0%

Dimensional U.S. Targeted Value ETF
Communication Services	2.6%
Consumer Discretionary	15.3%
Consumer Staples	4.0%
Energy	11.2%
Financials	26.6%
Health Care	5.2%
Industrials	17.5%
Information Technology	7.5%
Materials	8.5%
Real Estate	1.2%
Utilities	0.4%

100.0%

Dimensional U.S. Core Equity 2 ETF
Communication Services	6.5%
Consumer Discretionary	9.9%
Consumer Staples	6.1%
Energy	6.6%
Financials	15.2%
Health Care	11.3%
Industrials	13.8%
Information Technology	24.2%
Materials	4.2%
Real Estate	0.3%
Utilities	1.9%

100.0%

Dimensional US Marketwide Value ETF
Communication Services	6.5%
Consumer Discretionary	6.1%
Consumer Staples	4.1%
Energy	14.5%
Financials	24.1%
Health Care	12.8%
Industrials	14.8%
Information Technology	9.7%
Materials	6.5%
Real Estate	0.5%
Utilities	0.4%

100.0%

Dimensional International Value ETF
Communication Services	3.2%
Consumer Discretionary	12.8%
Consumer Staples	4.5%
Energy	15.0%
Financials	28.7%
Health Care	7.1%
Industrials	10.3%
Information Technology	1.8%
Materials	13.5%
Real Estate	1.9%
Utilities	1.2%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Dimensional World ex U.S. Core Equity 2 ETF
Communication Services	4.7%
Consumer Discretionary	12.6%
Consumer Staples	6.6%
Energy	7.8%
Financials	17.0%
Health Care	6.7%
Industrials	16.7%
Information Technology	11.5%
Materials	11.4%
Real Estate	2.2%
Utilities	2.8%

100.0%

DIMENSIONAL U.S. EQUITY ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (8.6%)
* Alphabet, Inc., Class A	1,038,305	$169,015,288	2.0%
* Alphabet, Inc., Class C	998,431	164,381,680	1.9%
Comcast Corp., Class A	733,132	27,939,661	0.3%
Meta Platforms, Inc., Class A	413,014	177,666,232	2.1%
* Netflix, Inc.	80,028	44,066,618	0.5%
Verizon Communications, Inc.	779,406	30,778,743	0.4%
Walt Disney Co. (The)	342,329	38,032,752	0.4%
Other Securities		114,518,196	1.2%

TOTAL COMMUNICATION SERVICES		766,399,170	8.8%

CONSUMER DISCRETIONARY — (10.6%)
* Amazon.com, Inc.	1,733,618	303,383,150	3.5%
Home Depot, Inc. (The)	184,024	61,504,501	0.7%
McDonald’s Corp.	134,867	36,824,086	0.4%
* Tesla, Inc.	533,000	97,688,240	1.1%
Other Securities		438,801,177	5.1%

TOTAL CONSUMER DISCRETIONARY		938,201,154	10.8%

CONSUMER STAPLES — (5.9%)
Coca-Cola Co. (The)	760,107	46,951,809	0.6%
Costco Wholesale Corp.	81,924	59,222,860	0.7%
PepsiCo, Inc.	254,420	44,755,022	0.5%
Procter & Gamble Co. (The)	438,244	71,521,421	0.8%
Walmart, Inc.	819,713	48,649,967	0.6%
Other Securities		255,422,170	2.8%

TOTAL CONSUMER STAPLES		526,523,249	6.0%

ENERGY — (4.3%)
Chevron Corp.	330,585	53,313,443	0.6%
Exxon Mobil Corp.	738,203	87,307,269	1.0%
Other Securities		240,150,479	2.8%

TOTAL ENERGY		380,771,191	4.4%

FINANCIALS — (13.7%)
Bank of America Corp.	1,320,968	48,889,026	0.6%
* Berkshire Hathaway, Inc., Class B	341,062	135,309,527	1.6%
JPMorgan Chase & Co.	534,836	102,549,455	1.2%
Mastercard, Inc., Class A	154,772	69,833,126	0.8%
# Visa, Inc., Class A	293,482	78,832,200	0.9%
Wells Fargo & Co.	647,778	38,426,191	0.5%
Other Securities		740,302,321	8.3%

TOTAL FINANCIALS		1,214,141,846	13.9%

HEALTH CARE — (11.8%)
Abbott Laboratories	325,046	34,445,125	0.4%
AbbVie, Inc.	328,811	53,477,821	0.6%
Danaher Corp.	130,703	32,233,974	0.4%
Eli Lilly & Co.	149,743	116,964,257	1.4%
Johnson & Johnson	445,842	64,464,295	0.8%
Merck & Co., Inc.	470,684	60,821,786	0.7%
Thermo Fisher Scientific, Inc.	71,757	40,809,641	0.5%
UnitedHealth Group, Inc.	170,873	82,651,270	1.0%
Other Securities		564,106,667	6.3%

TOTAL HEALTH CARE		1,049,974,836	12.1%

8

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (10.0%)
Caterpillar, Inc.	93,562	$31,303,038	0.4%
General Electric Co.	203,081	32,862,567	0.4%
Other Securities		827,604,607	9.4%

TOTAL INDUSTRIALS		891,770,212	10.2%

INFORMATION TECHNOLOGY — (28.0%)
# Accenture PLC, Class A	124,636	37,504,219	0.4%
* Adobe, Inc.	82,958	38,395,451	0.5%
* Advanced Micro Devices, Inc.	301,500	47,751,570	0.6%
Apple, Inc.	2,795,113	476,091,597	5.5%
Applied Materials, Inc.	152,278	30,250,025	0.4%
Broadcom, Inc.	81,849	106,425,799	1.2%
Cisco Systems, Inc.	746,762	35,082,879	0.4%
International Business Machines Corp.	168,307	27,972,623	0.3%
Intuit, Inc.	52,285	32,710,542	0.4%
Microsoft Corp.	1,310,506	510,219,301	5.9%
NVIDIA Corp.	458,607	396,245,620	4.6%
Oracle Corp.	303,009	34,467,274	0.4%
QUALCOMM, Inc.	206,612	34,266,600	0.4%
Salesforce, Inc.	180,700	48,597,458	0.6%
Texas Instruments, Inc.	168,067	29,650,380	0.4%
Other Securities		598,536,860	6.5%

TOTAL INFORMATION TECHNOLOGY		2,484,168,198	28.5%

MATERIALS — (2.6%)
Linde PLC	90,631	39,964,646	0.5%
Other Securities		193,336,273	2.2%

TOTAL MATERIALS		233,300,919	2.7%

REAL ESTATE — (0.2%)
Other Securities		17,888,704	0.2%

UTILITIES — (2.3%)
Other Securities		202,026,085	2.3%

TOTAL COMMON STOCKS		8,705,165,564	99.9%

PREFERRED STOCK — (0.0%)
INDUSTRIALS — (0.0%)
Other Securities		81,677	0.0%

TOTAL PREFERRED STOCK		81,677	0.0%

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		3,427	0.0%

HEALTH CARE — (0.0%)
Other Securities		132,006	0.0%

MATERIALS — (0.0%)
Other Securities		5,554	0.0%

TOTAL RIGHTS/WARRANTS		140,987	0.0%

TOTAL INVESTMENT SECURITIES — (98.0%) (Cost $3,707,985,736)		8,705,388,228

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	15,001,467	173,536,972	2.0%

TOTAL INVESTMENTS — (100.0%) (Cost $3,881,522,708)		$8,878,925,200	101.9%

9

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

As of April 30, 2024, Dimensional U.S. Equity ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	6	06/21/24	$1,553,231	$1,520,100	$(33,131)

Total Futures Contracts			$1,553,231	$1,520,100	$(33,131)

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$766,399,170	$—	$—		$766,399,170
Consumer Discretionary	938,201,154	—	—		938,201,154
Consumer Staples	526,523,249	—	—		526,523,249
Energy	380,771,191	—	—		380,771,191
Financials	1,214,141,846	—	—		1,214,141,846
Health Care	1,049,957,443	—	17,393		1,049,974,836
Industrials	891,770,212	—	—		891,770,212
Information Technology	2,484,168,198	—	—		2,484,168,198
Materials	233,300,919	—	—		233,300,919
Real Estate	17,888,704	—	—		17,888,704
Utilities	202,026,085	—	—		202,026,085
Preferred Stock
Industrials	81,677	—	—		81,677
Rights/Warrants
Communication Services	—	3,427	—		3,427
Health Care	—	119,686	12,320		132,006
Materials	—	5,554	—		5,554
Securities Lending Collateral	—	173,536,972	—		173,536,972

Total Investments	$8,705,229,848	$173,665,639	$29,713	***	$8,878,925,200

Financial instruments
Liabilities
Futures Contracts**	(33,131)	—	—		(33,131)

Total Other Financial Instruments	$(33,131)	$—	$—		$(33,131)

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
**	Valued at the unrealized appreciation (depreciation) on the investment.

See accompanying Notes to Financial Statements.

10

DIMENSIONAL U.S. SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.0%)
COMMUNICATION SERVICES — (2.2%)
Other Securities		$186,344,526	2.4%

CONSUMER DISCRETIONARY — (13.2%)
* Abercrombie & Fitch Co.	201,247	24,455,535	0.3%
# H&R Block, Inc.	333,488	15,750,638	0.2%
# Installed Building Products, Inc.	96,561	22,762,325	0.3%
* Taylor Morrison Home Corp.	332,019	18,596,384	0.3%
Other Securities		1,020,868,881	13.4%

TOTAL CONSUMER DISCRETIONARY		1,102,433,763	14.5%

CONSUMER STAPLES — (3.6%)
* Sprouts Farmers Market, Inc.	283,258	18,703,526	0.3%
Other Securities		276,781,627	3.6%

TOTAL CONSUMER STAPLES		295,485,153	3.9%

ENERGY — (5.9%)
PBF Energy, Inc., Class A	303,010	16,141,343	0.2%
SM Energy Co.	338,142	16,396,506	0.2%
* Weatherford International PLC	148,472	18,354,109	0.3%
Other Securities		444,874,556	5.8%

TOTAL ENERGY		495,766,514	6.5%

FINANCIALS — (17.3%)
Assured Guaranty, Ltd.	209,838	16,094,575	0.2%
Cadence Bank	718,399	19,878,100	0.3%
Essent Group, Ltd.	311,759	16,513,874	0.2%
Evercore, Inc.	91,516	16,610,154	0.2%
Hanover Insurance Group, Inc. (The)	123,898	16,084,438	0.2%
Jackson Financial, Inc., Class A	245,602	16,779,529	0.2%
RLI Corp.	150,401	21,259,181	0.3%
Selective Insurance Group, Inc.	213,852	21,738,056	0.3%
SouthState Corp.	236,824	17,927,577	0.2%
Wintrust Financial Corp.	181,187	17,509,912	0.2%
Other Securities		1,264,301,009	16.7%

TOTAL FINANCIALS		1,444,696,405	19.0%

HEALTH CARE — (9.2%)
Encompass Health Corp.	203,393	16,958,908	0.2%
# Ensign Group, Inc. (The)	195,680	23,160,685	0.3%
* Exelixis, Inc.	735,079	17,244,953	0.2%
* Option Care Health, Inc.	548,231	16,386,625	0.2%
Other Securities		696,345,306	9.2%

TOTAL HEALTH CARE		770,096,477	10.1%

INDUSTRIALS — (19.2%)
# AAON, Inc.	185,531	17,456,612	0.2%
Acuity Brands, Inc.	67,022	16,641,563	0.2%
Applied Industrial Technologies, Inc.	128,591	23,564,301	0.3%
Armstrong World Industries, Inc.	138,434	15,903,298	0.2%
* ASGN, Inc.	165,526	15,964,983	0.2%
* Beacon Roofing Supply, Inc.	206,605	20,356,791	0.3%
Boise Cascade Co.	131,162	17,348,798	0.2%
# Comfort Systems USA, Inc.	103,363	31,981,546	0.4%
Federal Signal Corp.	194,530	15,815,289	0.2%
* FTI Consulting, Inc.	99,594	21,296,185	0.3%

11

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
MSA Safety, Inc.	128,706	$23,218,562	0.3%
Science Applications International Corp.	127,943	16,466,264	0.2%
Timken Co. (The)	241,801	21,573,485	0.3%
UFP Industries, Inc.	215,181	24,250,899	0.3%
Other Securities		1,323,091,004	17.5%

TOTAL INDUSTRIALS		1,604,929,580	21.1%

INFORMATION TECHNOLOGY — (11.3%)
Amkor Technology, Inc.	581,890	18,824,142	0.3%
* Cirrus Logic, Inc.	181,916	16,112,300	0.2%
* Fabrinet	142,681	24,693,801	0.3%
#* Insight Enterprises, Inc.	105,753	19,307,325	0.3%
#* Novanta, Inc.	114,400	17,903,600	0.2%
* Onto Innovation, Inc.	147,820	27,419,132	0.4%
* Rambus, Inc.	318,425	17,456,058	0.2%
* SPS Commerce, Inc.	110,719	19,250,713	0.3%
Other Securities		784,026,551	10.2%

TOTAL INFORMATION TECHNOLOGY		944,993,622	12.4%

MATERIALS — (6.0%)
# Alpha Metallurgical Resources, Inc.	48,206	15,769,147	0.2%
#* ATI, Inc.	271,374	16,201,028	0.2%
Commercial Metals Co.	387,900	20,845,746	0.3%
Eagle Materials, Inc.	68,721	17,229,042	0.2%
Element Solutions, Inc.	802,541	18,562,773	0.3%
Louisiana-Pacific Corp.	245,487	17,967,194	0.2%
Other Securities		393,086,952	5.2%

TOTAL MATERIALS		499,661,882	6.6%

REAL ESTATE — (0.7%)
Other Securities		53,420,121	0.7%

UTILITIES — (2.4%)
Other Securities		197,498,129	2.6%

TOTAL COMMON STOCKS		7,595,326,172	99.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		145,872	0.0%

INDUSTRIALS — (0.0%)
Other Securities		1,068,558	0.1%

TOTAL PREFERRED STOCKS		1,214,430	0.1%

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		48,804	0.0%

HEALTH CARE — (0.0%)
Other Securities		692,034	0.0%

MATERIALS — (0.0%)
Other Securities		234,134	0.0%

TOTAL RIGHTS/WARRANTS		974,972	0.0%

TOTAL INVESTMENT SECURITIES — (91.0%) (Cost $5,915,856,788)		7,597,515,574

SECURITIES LENDING COLLATERAL — (9.0%)
@§ The DFA Short Term Investment Fund	64,756,309	749,100,986	9.8%

TOTAL INVESTMENTS — (100.0%) (Cost $6,664,957,774)		$8,346,616,560	109.7%

12

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$186,344,526	$—	$—		$186,344,526
Consumer Discretionary	1,102,433,763	—	—		1,102,433,763
Consumer Staples	295,485,153	—	—		295,485,153
Energy	495,766,514	—	—		495,766,514
Financials	1,444,696,329	76	—		1,444,696,405
Health Care	769,715,266	—	381,211		770,096,477
Industrials	1,604,929,580	—	—		1,604,929,580
Information Technology	944,993,622	—	—		944,993,622
Materials	499,661,882	—	—		499,661,882
Real Estate	53,420,121	—	—		53,420,121
Utilities	197,498,129	—	—		197,498,129
Preferred Stocks
Communication Services	145,872	—	—		145,872
Industrials	1,068,558	—	—		1,068,558
Rights/Warrants
Communication Services	—	48,804	—		48,804
Health Care	399	198,052	493,583		692,034
Materials	—	234,134	—		234,134
Securities Lending Collateral	—	749,100,986	—		749,100,986

Total Investments	$7,596,159,714	$749,582,052	$874,794	***	$8,346,616,560

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

13

DIMENSIONAL U.S. TARGETED VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$242,244,174	2.6%

CONSUMER DISCRETIONARY — (14.4%)
# American Eagle Outfitters, Inc.	1,465,519	35,553,491	0.4%
BorgWarner, Inc.	1,268,896	41,581,722	0.5%
# Group 1 Automotive, Inc.	111,682	32,836,742	0.4%
# Lithia Motors, Inc.	140,249	35,676,541	0.4%
* Mohawk Industries, Inc.	348,968	40,242,990	0.4%
# Penske Automotive Group, Inc.	306,089	46,804,069	0.5%
PVH Corp.	374,617	40,758,330	0.4%
* Taylor Morrison Home Corp.	855,596	47,921,932	0.5%
Toll Brothers, Inc.	499,347	59,477,221	0.6%
Other Securities		1,061,481,863	11.1%

TOTAL CONSUMER DISCRETIONARY		1,442,334,901	15.2%

CONSUMER STAPLES — (3.8%)
* Post Holdings, Inc.	368,805	39,148,651	0.4%
Other Securities		338,402,028	3.6%

TOTAL CONSUMER STAPLES		377,550,679	4.0%

ENERGY — (10.5%)
* Antero Resources Corp.	1,626,992	55,333,998	0.6%
# Chesapeake Energy Corp.	553,867	49,781,566	0.5%
# Chord Energy Corp.	206,222	36,497,170	0.4%
HF Sinclair Corp.	1,082,256	58,712,388	0.6%
# Matador Resources Co.	555,375	34,599,863	0.4%
Murphy Oil Corp.	946,671	42,259,393	0.5%
PBF Energy, Inc., Class A	959,300	51,101,911	0.5%
Scorpio Tankers, Inc.	462,122	32,514,904	0.4%
* Southwestern Energy Co.	5,304,119	39,727,851	0.4%
Other Securities		652,369,201	6.8%

TOTAL ENERGY		1,052,898,245	11.1%

FINANCIALS — (25.1%)
Ally Financial, Inc.	1,318,573	50,567,275	0.5%
Assured Guaranty, Ltd.	504,715	38,711,641	0.4%
Axis Capital Holdings, Ltd.	540,241	33,132,981	0.4%
Bank OZK	773,865	34,553,072	0.4%
First Horizon Corp.	2,194,632	32,743,909	0.4%
Invesco, Ltd.	2,359,424	33,433,038	0.4%
# Jackson Financial, Inc., Class A	567,254	38,754,793	0.4%
MGIC Investment Corp.	1,564,518	31,728,425	0.3%
Old Republic International Corp.	1,333,140	39,807,560	0.4%
Popular, Inc.	490,221	41,663,883	0.5%
Prosperity Bancshares, Inc.	511,970	31,726,781	0.3%
Unum Group	990,199	50,203,089	0.5%
Webster Financial Corp.	749,868	32,866,714	0.4%
Zions Bancorp NA	783,463	31,949,621	0.3%
Other Securities		1,986,209,877	20.9%

TOTAL FINANCIALS		2,508,052,659	26.5%

HEALTH CARE — (5.0%)
Other Securities		494,342,816	5.2%

14

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (16.6%)
AGCO Corp.	405,137	$46,262,594	0.5%
# Air Lease Corp.	695,104	34,922,025	0.4%
Boise Cascade Co.	266,491	35,248,765	0.4%
Knight-Swift Transportation Holdings, Inc.	958,569	44,314,645	0.5%
# Mueller Industries, Inc.	570,509	31,845,812	0.3%
WESCO International, Inc.	260,340	39,766,935	0.4%
Other Securities		1,420,015,541	15.0%

TOTAL INDUSTRIALS		1,652,376,317	17.5%

INFORMATION TECHNOLOGY — (7.1%)
Amkor Technology, Inc.	1,034,227	33,457,243	0.4%
* Arrow Electronics, Inc.	445,882	56,925,755	0.6%
Avnet, Inc.	717,678	35,072,924	0.4%
TD SYNNEX Corp.	469,829	55,364,649	0.6%
Other Securities		527,673,710	5.5%

TOTAL INFORMATION TECHNOLOGY		708,494,281	7.5%

MATERIALS — (8.0%)
Alcoa Corp.	958,737	33,690,018	0.4%
* Cleveland-Cliffs, Inc.	2,612,221	44,146,535	0.5%
Commercial Metals Co.	826,837	44,434,220	0.5%
International Paper Co.	1,231,628	43,033,082	0.5%
Mosaic Co. (The)	1,204,307	37,803,197	0.4%
# United States Steel Corp.	1,218,798	44,486,127	0.5%
Other Securities		555,362,612	5.7%

TOTAL MATERIALS		802,955,791	8.5%

REAL ESTATE — (1.1%)
* Jones Lang LaSalle, Inc.	222,339	40,176,657	0.4%
Other Securities		72,349,871	0.8%

TOTAL REAL ESTATE		112,526,528	1.2%

UTILITIES — (0.4%)
Other Securities		36,478,293	0.4%

TOTAL COMMON STOCKS		9,430,254,684	99.7%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		169,825	0.0%

INDUSTRIALS — (0.0%)
Other Securities		1,587,860	0.0%

TOTAL PREFERRED STOCKS		1,757,685	0.0%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Securities		100,953	0.0%

TOTAL RIGHTS/WARRANTS		100,953	0.0%

TOTAL INVESTMENT SECURITIES — (94.4%)
(Cost $7,363,826,840)		9,432,113,322

SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	47,970,471	554,922,403	5.9%

TOTAL INVESTMENTS — (100.0%)
(Cost $7,918,749,243)		$9,987,035,725	105.6%

15

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$242,244,174	$—	$—		$242,244,174
Consumer Discretionary	1,442,334,901	—	—		1,442,334,901
Consumer Staples	377,550,679	—	—		377,550,679
Energy	1,052,898,245	—	—		1,052,898,245
Financials	2,508,052,198	461	—		2,508,052,659
Health Care	493,791,349	—	551,467		494,342,816
Industrials	1,652,376,317	—	—		1,652,376,317
Information Technology	708,494,281	—	—		708,494,281
Materials	802,955,791	—	—		802,955,791
Real Estate	112,526,528	—	—		112,526,528
Utilities	36,478,293	—	—		36,478,293
Preferred Stocks
Communication Services	169,825	—	—		169,825
Industrials	1,587,860	—	—		1,587,860
Rights/Warrants
Health Care	—	1,415	99,538		100,953
Securities Lending Collateral	—	554,922,403	—		554,922,403

Total Investments	$9,431,460,441	$554,924,279	$651,005	***	$9,987,035,725

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

16

DIMENSIONAL U.S. CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.5%)
COMMUNICATION SERVICES — (6.3%)
* Alphabet, Inc., Class A	2,136,982	$347,857,930	1.3%
* Alphabet, Inc., Class C	1,693,787	278,865,092	1.1%
Comcast Corp., Class A	2,310,911	88,068,818	0.4%
Meta Platforms, Inc., Class A	831,306	357,602,902	1.4%
Verizon Communications, Inc.	2,513,982	99,277,149	0.4%
Walt Disney Co. (The)	605,578	67,279,716	0.3%
Other Securities		471,633,402	1.6%

TOTAL COMMUNICATION SERVICES		1,710,585,009	6.5%

CONSUMER DISCRETIONARY — (9.6%)
* Amazon.com, Inc.	2,294,626	401,559,550	1.5%
Home Depot, Inc. (The)	469,206	156,818,029	0.6%
* Tesla, Inc.	426,729	78,210,891	0.3%
Other Securities		1,974,989,775	7.5%

TOTAL CONSUMER DISCRETIONARY		2,611,578,245	9.9%

CONSUMER STAPLES — (5.8%)
Coca-Cola Co. (The)	1,878,645	116,043,902	0.4%
Costco Wholesale Corp.	127,581	92,228,305	0.4%
PepsiCo, Inc.	794,656	139,787,937	0.5%
Procter & Gamble Co. (The)	1,235,172	201,580,070	0.8%
Walmart, Inc.	1,812,107	107,548,550	0.4%
Other Securities		938,804,668	3.6%

TOTAL CONSUMER STAPLES		1,595,993,432	6.1%

ENERGY — (6.4%)
Chevron Corp.	916,699	147,836,048	0.6%
ConocoPhillips	816,402	102,556,419	0.4%
Exxon Mobil Corp.	2,382,208	281,743,740	1.1%
Other Securities		1,211,504,041	4.5%

TOTAL ENERGY		1,743,640,248	6.6%

FINANCIALS — (14.7%)
American Express Co.	422,320	98,835,550	0.4%
Bank of America Corp.	2,549,657	94,362,806	0.4%
* Berkshire Hathaway, Inc., Class B	625,364	248,100,660	1.0%
JPMorgan Chase & Co.	1,398,708	268,188,272	1.0%
Mastercard, Inc., Class A	399,803	180,391,114	0.7%
# Visa, Inc., Class A	754,340	202,623,267	0.8%
Wells Fargo & Co.	1,353,478	80,288,315	0.3%
Other Securities		2,838,131,510	10.6%

TOTAL FINANCIALS		4,010,921,494	15.2%

HEALTH CARE — (10.9%)
Abbott Laboratories	680,768	72,140,985	0.3%
AbbVie, Inc.	835,758	135,927,681	0.5%
# Amgen, Inc.	247,563	67,817,408	0.3%
Eli Lilly & Co.	384,159	300,066,595	1.2%
Johnson & Johnson	1,547,465	223,747,998	0.9%
Merck & Co., Inc.	660,392	85,335,854	0.3%
Thermo Fisher Scientific, Inc.	151,655	86,249,232	0.3%
UnitedHealth Group, Inc.	399,535	193,255,080	0.7%
Other Securities		1,798,721,917	6.7%

TOTAL HEALTH CARE		2,963,262,750	11.2%

17

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (13.4%)
Caterpillar, Inc.	314,548	$105,238,324	0.4%
Deere & Co.	177,342	69,413,432	0.3%
Honeywell International, Inc.	367,684	70,863,737	0.3%
Union Pacific Corp.	393,954	93,430,131	0.4%
United Rentals, Inc.	94,319	63,004,149	0.3%
Other Securities		3,241,206,513	12.1%

TOTAL INDUSTRIALS		3,643,156,286	13.8%

INFORMATION TECHNOLOGY — (23.3%)
Accenture PLC, Class A	362,284	109,014,878	0.4%
* Adobe, Inc.	198,553	91,896,285	0.4%
Apple, Inc.	6,908,384	1,176,705,047	4.5%
Applied Materials, Inc.	424,186	84,264,549	0.3%
Broadcom, Inc.	168,566	219,181,313	0.8%
Cisco Systems, Inc.	2,164,422	101,684,546	0.4%
International Business Machines Corp.	525,760	87,381,312	0.3%
Microsoft Corp.	3,275,588	1,275,284,676	4.9%
NVIDIA Corp.	1,170,677	1,011,488,342	3.9%
Oracle Corp.	729,692	83,002,465	0.3%
QUALCOMM, Inc.	615,079	102,010,852	0.4%
Texas Instruments, Inc.	473,223	83,486,002	0.3%
Other Securities		1,922,562,693	7.2%

TOTAL INFORMATION TECHNOLOGY		6,347,962,960	24.1%

MATERIALS — (4.0%)
Linde PLC	188,880	83,288,525	0.3%
Other Securities		1,019,413,773	3.9%

TOTAL MATERIALS		1,102,702,298	4.2%

REAL ESTATE — (0.3%)
Other Securities		90,285,091	0.3%

UTILITIES — (1.8%)
Other Securities		500,057,492	1.9%

TOTAL COMMON STOCKS		26,320,145,305	99.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		169,914	0.0%

INDUSTRIALS — (0.0%)
Other Securities		680,756	0.0%

TOTAL PREFERRED STOCKS		850,670	0.0%

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		42,222	0.0%

HEALTH CARE — (0.0%)
Other Securities		506,080	0.0%

MATERIALS — (0.0%)
Other Securities		135,685	0.0%

TOTAL RIGHTS/WARRANTS		683,987	0.0%

TOTAL INVESTMENT SECURITIES — (96.5%) (Cost $16,231,508,138)		26,321,679,962

SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	81,576,356	943,675,282	3.6%

TOTAL INVESTMENTS — (100.0%) (Cost $17,175,183,420)		$27,265,355,244	103.4%

18

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$1,710,585,009	$—	$—		$1,710,585,009
Consumer Discretionary	2,611,578,245	—	—		2,611,578,245
Consumer Staples	1,595,993,432	—	—		1,595,993,432
Energy	1,743,640,248	—	—		1,743,640,248
Financials	4,010,921,494	—	—		4,010,921,494
Health Care	2,963,087,116	—	175,634		2,963,262,750
Industrials	3,643,156,286	—	—		3,643,156,286
Information Technology	6,347,962,960	—	—		6,347,962,960
Materials	1,102,702,298	—	—		1,102,702,298
Real Estate	90,285,091	—	—		90,285,091
Utilities	500,057,492	—	—		500,057,492
Preferred Stocks
Communication Services	169,914	—	—		169,914
Industrials	680,756	—	—		680,756
Rights/Warrants
Communication Services	—	42,222	—		42,222
Health Care	—	203,868	302,212		506,080
Materials	—	135,685	—		135,685
Securities Lending Collateral	—	943,675,282	—		943,675,282

Total Investments	$26,320,820,341	$944,057,057	$477,846	***	$27,265,355,244

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

19

DIMENSIONAL US MARKETWIDE VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (6.3%)
AT&T, Inc.	5,701,656	$96,300,970	1.0%
Comcast Corp., Class A	3,932,420	149,864,526	1.5%
# T-Mobile US, Inc.	439,931	72,223,472	0.7%
Verizon Communications, Inc.	3,556,182	140,433,627	1.4%
Walt Disney Co. (The)	633,534	70,385,627	0.7%
Other Securities		130,251,588	1.2%

TOTAL COMMUNICATION SERVICES		659,459,810	6.5%

CONSUMER DISCRETIONARY — (6.0%)
DR Horton, Inc.	299,738	42,709,668	0.4%
General Motors Co.	1,173,627	52,261,610	0.5%
Other Securities		528,353,741	5.2%

TOTAL CONSUMER DISCRETIONARY		623,325,019	6.1%

CONSUMER STAPLES — (4.0%)
Mondelez International, Inc., Class A	1,132,726	81,488,308	0.8%
Other Securities		336,065,768	3.3%

TOTAL CONSUMER STAPLES		417,554,076	4.1%

ENERGY — (14.2%)
Chevron Corp.	1,415,337	228,251,398	2.3%
ConocoPhillips	1,143,608	143,660,037	1.4%
EOG Resources, Inc.	346,462	45,778,024	0.5%
Exxon Mobil Corp.	3,399,876	402,103,335	4.0%
Marathon Petroleum Corp.	374,527	68,059,046	0.7%
Phillips 66	438,028	62,729,990	0.6%
Pioneer Natural Resources Co.	173,227	46,653,496	0.5%
Valero Energy Corp.	345,853	55,291,519	0.6%
Other Securities		422,851,891	3.9%

TOTAL ENERGY		1,475,378,736	14.5%

FINANCIALS — (23.7%)
American International Group, Inc.	521,771	39,294,574	0.4%
Bank of America Corp.	3,807,777	140,925,827	1.4%
* Berkshire Hathaway, Inc., Class B	757,313	300,448,786	3.0%
Chubb, Ltd.	204,530	50,854,339	0.5%
Citigroup, Inc.	1,083,700	66,463,321	0.7%
Goldman Sachs Group, Inc. (The)	209,462	89,379,530	0.9%
JPMorgan Chase & Co.	2,266,468	434,572,574	4.3%
Morgan Stanley	841,210	76,415,516	0.8%
Wells Fargo & Co.	1,885,714	111,860,554	1.1%
Other Securities		1,157,008,554	11.1%

TOTAL FINANCIALS		2,467,223,575	24.2%

HEALTH CARE — (12.5%)
Abbott Laboratories	434,462	46,039,938	0.5%
Bristol-Myers Squibb Co.	928,685	40,806,419	0.4%
Cigna Group (The)	290,827	103,836,872	1.0%
CVS Health Corp.	1,310,261	88,717,772	0.9%
Danaher Corp.	387,783	95,635,043	0.9%
Elevance Health, Inc.	229,833	121,485,127	1.2%
Gilead Sciences, Inc.	927,981	60,504,361	0.6%
Medtronic PLC	844,929	67,797,103	0.7%
Pfizer, Inc.	3,079,977	78,909,011	0.8%
* Regeneron Pharmaceuticals, Inc.	52,955	47,164,900	0.5%

20

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc.	215,919	$122,797,454	1.2%
Other Securities		426,536,763	4.0%

TOTAL HEALTH CARE		1,300,230,763	12.7%

INDUSTRIALS — (14.5%)
Deere & Co.	112,231	43,928,336	0.4%
Eaton Corp. PLC	145,601	46,338,974	0.5%
FedEx Corp.	208,020	54,455,476	0.5%
General Dynamics Corp.	138,016	39,623,013	0.4%
General Electric Co.	270,520	43,775,546	0.4%
Norfolk Southern Corp.	205,799	47,399,626	0.5%
RTX Corp.	553,815	56,223,299	0.6%
Other Securities		1,174,547,640	11.5%

TOTAL INDUSTRIALS		1,506,291,910	14.8%

INFORMATION TECHNOLOGY — (9.4%)
* Advanced Micro Devices, Inc.	556,556	88,147,339	0.9%
Analog Devices, Inc.	285,274	57,228,817	0.6%
Cisco Systems, Inc.	1,552,511	72,936,967	0.7%
# Intel Corp.	2,873,041	87,541,559	0.9%
Micron Technology, Inc.	604,311	68,262,971	0.7%
Salesforce, Inc.	403,215	108,440,642	1.1%
Other Securities		501,252,409	4.7%

TOTAL INFORMATION TECHNOLOGY		983,810,704	9.6%

MATERIALS — (6.4%)
Linde PLC	165,455	72,959,037	0.7%
Other Securities		589,422,748	5.8%

TOTAL MATERIALS		662,381,785	6.5%

REAL ESTATE — (0.5%)
Other Securities		49,620,469	0.5%

UTILITIES — (0.3%)
Other Securities		37,249,994	0.4%

TOTAL COMMON STOCKS		10,182,526,841	99.9%

PREFERRED STOCK — (0.0%)
INDUSTRIALS — (0.0%)
Other Securities		298,577	0.0%

TOTAL PREFERRED STOCK		298,577	0.0%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		—	0.0%

TOTAL INVESTMENT SECURITIES — (97.8%) (Cost $6,550,502,291)		10,182,825,418

SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	19,390,600	224,310,460	2.2%

TOTAL INVESTMENTS — (100.0%) (Cost $6,774,812,751)		$10,407,135,878	102.1%

21

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$659,459,810	$—	$—		$659,459,810
Consumer Discretionary	623,325,019	—	—		623,325,019
Consumer Staples	417,554,076	—	—		417,554,076
Energy	1,475,378,736	—	—		1,475,378,736
Financials	2,467,223,575	—	—		2,467,223,575
Health Care	1,300,230,763	—	—		1,300,230,763
Industrials	1,506,291,910	—	—		1,506,291,910
Information Technology	983,810,704	—	—		983,810,704
Materials	662,381,785	—	—		662,381,785
Real Estate	49,620,469	—	—		49,620,469
Utilities	37,249,994	—	—		37,249,994
Preferred Stock
Industrials	298,577	—	—		298,577
Rights/Warrants
Health Care	—	—	—		—
Securities Lending Collateral	—	224,310,460	—		224,310,460

Total Investments	$10,182,825,418	$224,310,460	$—	***	$10,407,135,878

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

22

DIMENSIONAL INTERNATIONAL VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.6%)
AUSTRALIA — (5.9%)
* ANZ Group Holdings, Ltd.	2,093,278	$38,277,083	0.5%
National Australia Bank, Ltd.	3,051,597	66,976,609	0.9%
Westpac Banking Corp.	2,764,705	46,605,027	0.7%
Woodside Energy Group, Ltd.	2,200,356	40,335,097	0.6%
Other Securities		243,934,761	3.4%

TOTAL AUSTRALIA		436,128,577	6.1%

AUSTRIA — (0.2%)
Other Securities		12,501,112	0.2%

BELGIUM — (0.7%)
Other Securities		51,792,042	0.7%

CANADA — (10.3%)
Agnico Eagle Mines, Ltd.	593,571	37,602,723	0.5%
Bank of Montreal	492,014	43,946,691	0.6%
Bank of Nova Scotia (The)	1,001,985	45,991,112	0.6%
Fairfax Financial Holdings, Ltd.	46,023	50,138,723	0.7%
Manulife Financial Corp.	1,791,246	41,771,857	0.6%
Nutrien, Ltd.	949,756	50,118,624	0.7%
Suncor Energy, Inc.	1,449,640	55,361,751	0.8%
Teck Resources, Ltd., Class B	1,043,572	51,333,307	0.7%
Toronto-Dominion Bank (The)	864,985	51,310,910	0.7%
Other Securities		331,630,407	4.7%

TOTAL CANADA		759,206,105	10.6%

DENMARK — (2.9%)
Other Securities		209,562,637	2.9%

FINLAND — (0.8%)
Other Securities		58,738,872	0.8%

FRANCE — (10.5%)
BNP Paribas SA	613,105	44,322,818	0.6%
Cie de Saint-Gobain SA	1,063,047	84,863,711	1.2%
Cie Generale des Etablissements Michelin SCA	1,586,078	61,358,491	0.8%
Orange SA	4,277,847	47,685,120	0.7%
Sanofi SA	807,200	80,337,645	1.1%
TotalEnergies SE	3,217,893	236,001,070	3.3%
Other Securities		216,821,408	3.1%

TOTAL FRANCE		771,390,263	10.8%

GERMANY — (6.1%)
BASF SE	814,832	42,826,970	0.6%
Bayer AG, Registered	1,279,158	37,407,880	0.5%
Bayerische Motoren Werke AG	443,480	48,581,125	0.7%
Daimler Truck Holding AG	956,002	43,249,730	0.6%
* Mercedes-Benz Group AG	1,134,112	86,025,796	1.2%
Other Securities		187,712,602	2.6%

TOTAL GERMANY		445,804,103	6.2%

HONG KONG — (1.2%)
Other Securities		89,762,784	1.2%

IRELAND — (0.3%)
Other Securities		25,987,754	0.4%

23

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
ISRAEL — (0.6%)
Other Securities		$41,721,473	0.6%

ITALY — (2.5%)
# Stellantis NV	1,812,866	40,426,912	0.6%
UniCredit SpA	1,845,457	68,235,517	1.0%
Other Securities		78,207,102	1.0%

TOTAL ITALY		186,869,531	2.6%

JAPAN — (21.2%)
Honda Motor Co., Ltd.	3,848,564	44,314,797	0.6%
Mitsubishi Corp.	3,264,300	75,091,450	1.1%
Mitsubishi UFJ Financial Group, Inc.	6,581,134	66,055,992	0.9%
Sumitomo Mitsui Financial Group, Inc.	656,627	37,470,279	0.5%
Takeda Pharmaceutical Co., Ltd.	1,662,494	43,874,671	0.6%
Toyota Motor Corp.	2,800,640	64,745,835	0.9%
Other Securities		1,221,092,526	17.1%

TOTAL JAPAN		1,552,645,550	21.7%

NETHERLANDS — (3.9%)
ING Groep NV	2,540,751	40,375,781	0.6%
Koninklijke Ahold Delhaize NV	1,948,599	59,256,178	0.8%
Other Securities		188,322,286	2.6%

TOTAL NETHERLANDS		287,954,245	4.0%

NEW ZEALAND — (0.2%)
Other Securities		12,153,884	0.2%

NORWAY — (0.8%)
Other Securities		56,337,969	0.8%

PORTUGAL — (0.1%)
Other Securities		6,779,254	0.1%

SINGAPORE — (0.9%)
Other Securities		63,978,356	0.9%

SPAIN — (2.8%)
# Banco Santander SA	12,893,290	63,044,401	0.9%
Repsol SA	2,648,451	41,699,305	0.6%
Other Securities		104,613,935	1.4%

TOTAL SPAIN		209,357,641	2.9%

SWEDEN — (2.4%)
Other Securities		176,105,492	2.5%

SWITZERLAND — (8.6%)
Cie Financiere Richemont SA, Registered	428,275	59,724,552	0.8%
Holcim AG	640,537	53,902,465	0.7%
Lonza Group AG, Registered	65,285	36,331,531	0.5%
Novartis AG, Sponsored ADR	1,040,186	101,033,266	1.4%
Swiss Re AG	351,672	38,274,981	0.5%
UBS Group AG	1,583,959	41,915,374	0.6%
Zurich Insurance Group AG	164,997	79,912,411	1.1%
Other Securities		217,142,485	3.2%

TOTAL SWITZERLAND		628,237,065	8.8%

UNITED KINGDOM — (12.6%)
BP PLC, Sponsored ADR	1,451,613	56,279,036	0.8%
British American Tobacco PLC	1,242,246	36,569,129	0.5%
Glencore PLC	8,403,493	49,213,198	0.7%
# HSBC Holdings PLC, Sponsored ADR	2,278,658	99,303,916	1.4%
Lloyds Banking Group PLC	64,454,681	41,886,705	0.6%
Shell PLC, ADR	3,752,385	268,895,909	3.7%
* Shell PLC	1,800,910	64,560,627	0.9%
Other Securities		309,548,262	4.3%

TOTAL UNITED KINGDOM		926,256,782	12.9%

24

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED STATES — (0.1%)
Other Securities		$5,805,300	0.1%

TOTAL COMMON STOCKS		7,015,076,791	98.0%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		50,130,687	0.7%

TOTAL PREFERRED STOCKS		50,130,687	0.7%

TOTAL INVESTMENT SECURITIES — (96.3%) (Cost $5,738,281,912)		7,065,207,478

SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	23,192,861	268,295,013	3.8%

TOTAL INVESTMENTS — (100.0%) (Cost $6,006,576,925)		$7,333,502,491	102.5%

As of April 30, 2024, Dimensional International Value ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	70	06/21/24	$18,010,892	$17,734,500	$(276,392)

Total Futures Contracts			$18,010,892	$17,734,500	$(276,392)

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$436,128,577	$—	$—	$436,128,577
Austria	12,501,112	—	—	12,501,112
Belgium	51,792,042	—	—	51,792,042
Canada	759,206,105	—	—	759,206,105
Denmark	209,562,637	—	—	209,562,637
Finland	58,738,872	—	—	58,738,872
France	771,390,263	—	—	771,390,263
Germany	445,804,103	—	—	445,804,103
Hong Kong	89,762,784	—	—	89,762,784
Ireland	25,987,754	—	—	25,987,754
Israel	41,721,473	—	—	41,721,473
Italy	186,869,531	—	—	186,869,531
Japan	1,552,645,550	—	—	1,552,645,550
Netherlands	287,954,245	—	—	287,954,245
New Zealand	12,153,884	—	—	12,153,884
Norway	56,337,969	—	—	56,337,969
Portugal	6,779,254	—	—	6,779,254
Singapore	63,978,356	—	—	63,978,356
Spain	209,357,641	—	—	209,357,641
Sweden	176,105,492	—	—	176,105,492

25

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Switzerland.	$628,237,065	$—	$—	$628,237,065
United Kingdom	926,256,782	—	—	926,256,782
United States	5,805,300	—	—	5,805,300
Preferred Stocks
Germany	50,130,687	—	—	50,130,687
Securities Lending Collateral	—	268,295,013	—	268,295,013

Total Investments	$7,065,207,478	$268,295,013	$—	$7,333,502,491

Financial instruments
Liabilities
Futures Contracts**	(276,392)	—	—	(276,392)

Total Other Financial Instruments	$(276,392)	$—	$—	$(276,392)

**	Valued at the unrealized appreciation (depreciation) on the investment.

See accompanying Notes to Financial Statements.

26

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.9%)
AUSTRALIA — (4.3%)
# BHP Group, Ltd., Sponsored ADR	227,949	$12,573,667	0.2%
Commonwealth Bank of Australia	149,585	11,125,627	0.2%
Other Securities		270,696,919	4.0%

TOTAL AUSTRALIA		294,396,213	4.4%

AUSTRIA — (0.3%)
Other Securities		22,685,238	0.3%

BELGIUM — (0.8%)
Other Securities		57,512,479	0.9%

BRAZIL — (1.3%)
Other Securities		90,820,573	1.4%

CANADA — (7.4%)
Canadian Natural Resources, Ltd.	233,067	17,671,140	0.3%
Fairfax Financial Holdings, Ltd.	9,988	10,881,202	0.2%
National Bank of Canada	139,806	11,248,794	0.2%
Royal Bank of Canada	127,747	12,369,742	0.2%
Suncor Energy, Inc.	321,454	12,276,328	0.2%
Other Securities		438,145,733	6.4%

TOTAL CANADA		502,592,939	7.5%

CHILE — (0.1%)
Other Securities		8,501,432	0.1%

CHINA — (7.0%)
Alibaba Group Holding, Ltd., Class SW	2,003,300	19,043,798	0.3%
China Construction Bank Corp., Class H	23,203,200	15,130,200	0.3%
Tencent Holdings, Ltd.	754,700	33,502,767	0.5%
Other Securities		409,979,001	6.1%

TOTAL CHINA		477,655,766	7.2%

COLOMBIA — (0.0%)
Other Securities		1,943,787	0.0%

CZECHIA — (0.0%)
Other Securities		1,908,749	0.0%

DENMARK — (2.1%)
Novo Nordisk A/S, Class B	366,493	47,423,654	0.7%
Pandora A/S	79,936	12,256,238	0.2%
Other Securities		81,638,294	1.2%

TOTAL DENMARK		141,318,186	2.1%

EGYPT — (0.0%)
Other Securities		379,069	0.0%

FINLAND — (0.9%)
Other Securities		60,358,133	0.9%

FRANCE — (5.4%)
LVMH Moet Hennessy Louis Vuitton SE	34,071	28,211,865	0.4%
Orange SA	982,399	10,950,792	0.2%
TotalEnergies SE	728,000	53,391,701	0.8%
Vinci SA	99,899	11,776,638	0.2%
Other Securities		264,234,783	3.9%

TOTAL FRANCE		368,565,779	5.5%

27

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
GABON — (0.0%)
Other Securities		$65,234	0.0%

GERMANY — (4.7%)
Allianz SE, Registered	39,517	11,264,857	0.2%
Bayer AG, Registered	549,797	16,078,342	0.3%
Deutsche Telekom AG	864,982	19,875,820	0.3%
* Mercedes-Benz Group AG	245,838	18,647,550	0.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	24,396	10,752,469	0.2%
Rheinmetall AG	21,079	11,657,088	0.2%
Other Securities		231,299,769	3.3%

TOTAL GERMANY		319,575,895	4.8%

GREECE — (0.2%)
Other Securities		10,331,199	0.2%

HONG KONG — (1.2%)
AIA Group, Ltd.	1,579,200	11,670,557	0.2%
Other Securities		67,637,803	1.0%

TOTAL HONG KONG		79,308,360	1.2%

HUNGARY — (0.1%)
Other Securities		4,599,942	0.1%

INDIA — (6.4%)
Reliance Industries, Ltd.	327,972	11,532,995	0.2%
Other Securities		421,921,628	6.3%

TOTAL INDIA		433,454,623	6.5%

INDONESIA — (0.5%)
Other Securities		36,990,529	0.6%

IRELAND — (0.4%)
Other Securities		25,068,606	0.4%

ISRAEL — (0.6%)
Other Securities		41,634,146	0.6%

ITALY — (2.0%)
Other Securities		135,751,580	2.0%

JAPAN — (15.3%)
Hitachi, Ltd.	157,700	14,651,123	0.2%
KDDI Corp.	392,800	10,982,874	0.2%
Mitsubishi Corp.	527,700	12,139,129	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,427,600	14,329,071	0.2%
Sony Group Corp.	175,000	14,551,361	0.2%
Toyota Motor Corp.	1,799,300	41,596,628	0.6%
Other Securities		933,665,141	14.0%

TOTAL JAPAN		1,041,915,327	15.6%

KOREA, REPUBLIC OF — (3.9%)
Samsung Electronics Co., Ltd.	619,316	34,727,581	0.6%
Other Securities		233,814,985	3.4%

TOTAL KOREA, REPUBLIC OF		268,542,566	4.0%

KUWAIT — (0.2%)
Other Securities		10,099,643	0.1%

MALAYSIA — (0.5%)
Other Securities		34,089,451	0.5%

MEXICO — (0.7%)
Other Securities		50,019,052	0.7%

NETHERLANDS — (2.3%)
ASML Holding NV, Sponsored NYS	38,915	33,952,170	0.5%
Koninklijke Ahold Delhaize NV	410,579	12,485,556	0.2%

28

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
NETHERLANDS — (Continued)
Wolters Kluwer NV	73,374	$11,042,621	0.2%
Other Securities		99,729,664	1.5%

TOTAL NETHERLANDS		157,210,011	2.4%

NEW ZEALAND — (0.2%)
Other Securities		12,753,189	0.2%

NORWAY — (0.6%)
Other Securities		39,985,665	0.6%

PERU — (0.0%)
Other Securities		785,135	0.0%

PHILIPPINES — (0.2%)
Other Securities		13,304,043	0.2%

POLAND — (0.4%)
Other Securities		24,752,334	0.4%

PORTUGAL — (0.2%)
Other Securities		15,426,043	0.2%

QATAR — (0.2%)
Other Securities		16,861,326	0.3%

RUSSIAN FEDERATION — (0.0%)
Other Securities		1,135	0.0%

SAUDI ARABIA — (1.1%)
Other Securities		74,462,760	1.1%

SINGAPORE — (0.7%)
Other Securities		45,126,461	0.7%

SOUTH AFRICA — (0.9%)
Other Securities		59,913,347	0.9%

SPAIN — (1.6%)
Other Securities		110,431,413	1.7%

SWEDEN — (2.0%)
Volvo AB, Class B	511,600	13,209,617	0.2%
Other Securities		121,480,751	1.8%

TOTAL SWEDEN		134,690,368	2.0%

SWITZERLAND — (5.0%)
ABB, Ltd., Registered	285,690	13,983,126	0.2%
Nestle SA, Registered	352,930	35,479,633	0.6%
Novartis AG, Sponsored ADR	257,852	25,045,165	0.4%
Roche Holding AG	80,735	19,419,006	0.3%
Swiss Re AG	119,217	12,975,240	0.2%
Other Securities		230,715,536	3.4%

TOTAL SWITZERLAND		337,617,706	5.1%

TAIWAN — (6.2%)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	294,861	40,496,210	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,379,465	33,467,765	0.5%
Other Securities		345,526,513	5.2%

TOTAL TAIWAN		419,490,488	6.3%

THAILAND — (0.5%)
Other Securities		33,324,233	0.5%

TURKEY — (0.3%)
Other Securities		18,610,838	0.3%

UNITED ARAB EMIRATES — (0.5%)
Other Securities		34,127,084	0.5%

29

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (7.6%)
AstraZeneca PLC, Sponsored ADR	225,817	$17,134,994	0.3%
BP PLC, Sponsored ADR	667,693	25,886,457	0.4%
Glencore PLC	2,830,242	16,574,687	0.3%
# HSBC Holdings PLC, Sponsored ADR	314,022	13,685,079	0.2%
Shell PLC, ADR	615,456	44,103,577	0.7%
* Shell PLC	401,567	14,395,732	0.2%
Unilever PLC, Sponsored ADR	243,275	12,613,809	0.2%
Other Securities		374,021,581	5.5%

TOTAL UNITED KINGDOM		518,415,916	7.8%

UNITED STATES — (0.1%)
Other Securities		3,458,968	0.0%

TOTAL COMMON STOCKS		6,590,832,959	98.8%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
Petroleo Brasileiro SA	1,592,359	12,909,441	0.2%
Other Securities		9,637,654	0.1%

TOTAL BRAZIL		22,547,095	0.3%

CHILE — (0.0%)
Other Securities		76,585	0.0%

COLOMBIA — (0.0%)
Other Securities		261,269	0.0%

GERMANY — (0.3%)
Other Securities		17,654,036	0.3%

INDIA — (0.0%)
Other Securities		30,628	0.0%

PHILIPPINES — (0.0%)
Other Securities		31,997	0.0%

THAILAND — (0.0%)
Other Securities		35,490	0.0%

TOTAL PREFERRED STOCKS		40,637,100	0.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		266	0.0%

AUSTRIA — (0.0%)
Other Securities		47,358	0.0%

BRAZIL — (0.0%)
Other Securities		132	0.0%

CANADA — (0.0%)
Other Securities		—	0.0%

HONG KONG — (0.0%)
Other Securities		61	0.0%

INDIA — (0.0%)
Other Securities		6,728	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

MALAYSIA — (0.0%)
Other Securities		1,151	0.0%

SINGAPORE — (0.0%)
Other Securities		7,592	0.0%

30

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SWITZERLAND — (0.0%)
Other Securities		$—	0.0%

TAIWAN — (0.0%)
Other Securities		2,125	0.0%

THAILAND — (0.0%)
Other Securities		4,937	0.0%

TOTAL RIGHTS/WARRANTS		70,350	0.0%

TOTAL INVESTMENT SECURITIES — (97.5%) (Cost $5,015,325,269)		6,631,540,409

SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	14,907,270	172,447,297	2.6%

TOTAL INVESTMENTS — (100.0%) (Cost $5,187,772,566)		$6,803,987,706	102.0%

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$293,254,887	$1,141,326	$—	$294,396,213
Austria	22,685,238	—	—	22,685,238
Belgium	57,498,805	13,674	—	57,512,479
Brazil	90,811,465	9,108	—	90,820,573
Canada	502,592,939	—	—	502,592,939
Chile	8,501,432	—	—	8,501,432
China	477,083,654	536,734	35,378	477,655,766
Colombia	1,903,410	—	40,377	1,943,787
Czechia	1,908,749	—	—	1,908,749
Denmark	141,318,186	—	—	141,318,186
Egypt	379,069	—	—	379,069
Finland	60,358,133	—	—	60,358,133
France	368,565,779	—	—	368,565,779
Gabon	65,234	—	—	65,234
Germany	319,575,895	—	—	319,575,895
Greece	10,331,199	—	—	10,331,199
Hong Kong	79,278,890	4,430	25,040	79,308,360
Hungary	4,599,942	—	—	4,599,942
India	433,452,275	—	2,348	433,454,623
Indonesia	36,974,848	7,496	8,185	36,990,529
Ireland	25,068,606	—	—	25,068,606
Israel	41,634,146	—	—	41,634,146
Italy	135,751,580	—	—	135,751,580
Japan	1,041,915,327	—	—	1,041,915,327
Korea, Republic of	268,067,633	474,933	—	268,542,566
Kuwait	10,099,643	—	—	10,099,643
Malaysia	34,089,376	75	—	34,089,451
Mexico	50,019,052	—	—	50,019,052
Netherlands	157,210,011	—	—	157,210,011
New Zealand	12,753,189	—	—	12,753,189
Norway	39,985,665	—	—	39,985,665
Peru	785,135	—	—	785,135
Philippines	13,258,267	45,776	—	13,304,043

31

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Poland	$24,752,334	$—	$—		$24,752,334
Portugal	15,426,043	—	—		15,426,043
Qatar	16,861,326	—	—		16,861,326
Russian Federation	—	—	1,135		1,135
Saudi Arabia	74,462,760	—	—		74,462,760
Singapore	45,126,461	—	—		45,126,461
South Africa	59,913,347	—	—		59,913,347
Spain	110,431,413	—	—		110,431,413
Sweden	134,684,912	5,456	—		134,690,368
Switzerland	337,617,706	—	—		337,617,706
Taiwan	419,484,753	5,735	—		419,490,488
Thailand	6,950,031	26,374,202	—		33,324,233
Turkey	18,610,838	—	—		18,610,838
United Arab Emirates	32,222,014	1,459,974	445,096		34,127,084
United Kingdom	518,415,916	—	—		518,415,916
United States	3,458,968	—	—		3,458,968
Preferred Stocks
Brazil	22,547,095	—	—		22,547,095
Chile	76,585	—	—		76,585
Colombia	261,269	—	—		261,269
Germany	17,654,036	—	—		17,654,036
India	—	30,599	29		30,628
Philippines	31,997	—	—		31,997
Thailand	—	35,490	—		35,490
Rights/Warrants
Australia	266	—	—		266
Austria	—	47,358	—		47,358
Brazil	132	—	—		132
Canada	—	—	—		—
Hong Kong	61	—	—		61
India	—	6,728	—		6,728
Italy	—	—	—		—
Malaysia	1,151	—	—		1,151
Singapore	7,592	—	—		7,592
Switzerland	—	—	—		—
Taiwan	—	2,125	—		2,125
Thailand	4,937	—	—		4,937
Securities Lending Collateral	—	172,447,297	—		172,447,297

Total Investments	$6,600,781,602	$202,648,516	$557,588	***	$6,803,987,706

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional U.S. Equity ETF	Dimensional U.S. Small Cap ETF	Dimensional U.S. Targeted Value ETF
ASSETS:
Investment Securities at Value (including $166,359, $710,315 and $522,306 of securities on loan, respectively)	$8,705,388	$7,597,516	$9,432,113
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $173,537, $749,101 and $554,922, respectively) (Note G)	173,537	749,101	554,922
Segregated Cash for Futures Contracts	76	—	1,660
Cash	5,590	4,463	41,122
Receivables:
Investment Securities Sold	152	10,363	16,194
Dividends and Interest	4,918	2,281	4,254
Capital Shares Issued	126	458	—
Prepaid Expenses and Other Assets	5	14	11

Total Assets	8,889,792	8,364,196	10,050,276

LIABILITIES:
Payables:
Investment Securities Purchased	—	3,634	37,361
Upon Return of Securities Loaned	173,537	749,101	554,922
Futures Margin Variation	24	—	—
Accrued Expenses and Other Liabilities:
Advisory Fee	576	1,581	2,139
Administration and Accounting	89	12	82
Custodian	9	20	18
Trustee	53	46	66
Other Expenses	71	82	77

Total Liabilities	174,359	754,476	594,665
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$8,715,433	$7,609,720	$9,455,611

SHARES OUTSTANDING, NO PAR VALUE	159,524,990	130,105,557	185,128,862

Net Asset Value, Offering and Redemption price per share	$54.63	$58.49	$51.08

Investment Securities at Cost	$3,707,986	$5,915,857	$7,363,827

NET ASSETS CONSIST OF:
Paid-In Capital	$3,815,019	$5,794,569	$7,127,489
Total Distributable Earnings (Loss)	4,900,414	1,815,151	2,328,122

NET ASSETS	$8,715,433	$7,609,720	$9,455,611

See accompanying Notes to Financial Statements.

33

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional U.S. Core Equity 2 ETF	Dimensional US Marketwide Value ETF	Dimensional International Value ETF
ASSETS:
Investment Securities at Value (including $898,878, $214,297 and $263,315 of securities on loan, respectively)	$26,321,680	$10,182,825	$7,065,207
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $943,675, $224,310 and $268,295, respectively) (Note G)	943,675	224,310	268,295
Foreign Currencies at Value	—	—	9,753
Cash	20,723	5,562	19,262
Receivables:
Investment Securities Sold	31,320	5,753	22,702
Dividends and Interest	15,800	9,296	37,364
Capital Shares Issued	1,722	24	655
Tax Reclaims	—	—	14,410
Administrator	—	—	18
Prepaid Expenses and Other Assets	14	152	32

Total Assets	27,334,934	10,427,922	7,437,698

LIABILITIES:
Payables:
Investment Securities Purchased	14,033	7,983	12,184
Upon Return of Securities Loaned	943,675	224,310	268,295
Futures Margin Variation	—	—	280
Accrued Expenses and Other Liabilities:
Advisory Fee	3,502	1,699	1,458
Administration and Accounting	111	63	34
Custodian	3	69	—
Trustee	173	76	44
Other Expenses	188	88	111

Total Liabilities	961,685	234,288	282,406
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$26,373,249	$10,193,634	$7,155,292

SHARES OUTSTANDING, NO PAR VALUE	866,789,243	261,829,505	196,895,115

Net Asset Value, Offering and Redemption price per share	$30.43	$38.93	$36.34

Investment Securities at Cost	$16,231,508	$6,550,502	$5,738,282

Foreign Currencies at Cost	$—	$—	$9,780

NET ASSETS CONSIST OF:
Paid-In Capital	$16,441,801	$9,739,732	$6,233,279
Total Distributable Earnings (Loss)	9,931,448	453,902	922,013

NET ASSETS	$26,373,249	$10,193,634	$7,155,292

See accompanying Notes to Financial Statements.

34

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Dimensional World ex U.S. Core Equity 2 ETF
ASSETS:
Investment Securities at Value (including $274,961 of securities on loan)	$6,631,540
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $172,447) (Note G)	172,447
Foreign Currencies at Value	13,974
Cash	6,641
Receivables:
Investment Securities Sold	8,144
Dividends and Interest	22,125
Capital Shares Issued	4,212
Tax Reclaims	8,927
Prepaid Expenses and Other Assets	66

Total Assets	6,868,076

LIABILITIES:
Payables:
Investment Securities Purchased	10,159
Upon Return of Securities Loaned	172,447
Accrued Foreign Taxes	14,128
Accrued Expenses and Other Liabilities:
Advisory Fee	1,359
Administration and Accounting	64
Custodian	131
Trustee	45
Other Expenses	160

Total Liabilities	198,493
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$6,669,583

SHARES OUTSTANDING, NO PAR VALUE	265,617,896

Net Asset Value, Offering and Redemption price per share	$25.11

Investment Securities at Cost	$5,015,325

Foreign Currencies at Cost	$14,051

NET ASSETS CONSIST OF:
Paid-In Capital	$5,601,587
Total Distributable Earnings (Loss)	1,067,996

NET ASSETS	$6,669,583

See accompanying Notes to Financial Statements.

35

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional U.S. Equity ETF(a)	Dimensional U.S. Small Cap ETF(a)	Dimensional U.S. Targeted Value ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(54), $(291) and $(183), respectively)	$58,704	$52,133	$87,698
Income from Securities Lending, Net	301	717	555

Total Investment Income	59,005	52,850	88,253

EXPENSES:
Investment Management Fees (Note D)	3,211	8,889	12,448
Administration and Accounting	149	133	170
Custodian	33	44	51
Filing Fees	33	55	31
Trustees’ Fees & Expenses	36	33	49
Other Expenses	165	183	244

Total Expenses	3,627	9,337	12,993

Fees Paid Indirectly (Note D)	(14)	(28)	(29)

Net Expenses	3,613	9,309	12,964

Net Investment Income (Loss)	55,392	43,541	75,289

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(8,201)	(84,593)	(121,102)
In-Kind Transactions	44,459	344,049	547,539
Futures	(367)	1,566	4,014
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	1,342,209	770,041	966,688
Futures	(33)	—	—

Net Realized and Unrealized Gain (Loss)	1,378,067	1,031,063	1,397,139

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,433,459	$1,074,604	$1,472,428

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

36

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional U.S. Core Equity 2 ETF(a)	Dimensional US Marketwide Value ETF(a)	Dimensional International Value ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(262), $(43) and $(10,794), respectively)	$197,756	$107,006	$133,798
Income from Securities Lending, Net	1,393	290	1,282

Total Investment Income	199,149	107,296	135,080

EXPENSES:
Investment Management Fees (Note D)	19,684	9,584	8,044
Administration and Accounting	409	182	120
Custodian	98	11	204
Filing Fees	122	22	19
Transfer Agency	—	129	—
Trustees’ Fees & Expenses	97	45	31
Other Expenses	481	174	187

Total Expenses	20,891	10,147	8,605

Fees Paid Indirectly (Note D)	(15)	(11)	—

Net Expenses	20,876	10,136	8,605

Net Investment Income (Loss)	178,273	97,160	126,475

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(225,277)	(100,217)	(43,952)
In-Kind Transactions	569,892	557,735	(1)
Futures	—	3,859	2,463
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	3,796,721	1,159,987	993,673
Futures	—	—	(276)

Net Realized and Unrealized Gain (Loss)	4,141,336	1,621,364	951,907

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,319,609	$1,718,524	$1,078,382

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

37

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

Dimensional World ex U.S. Core Equity 2 ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(10,102))	$85,794
Income from Securities Lending, Net	2,039

Total Investment Income	87,833

EXPENSES:
Investment Management Fees (Note D)	7,782
Administration and Accounting	116
Custodian	713
Filing Fees	9
Trustees’ Fees & Expenses	36
Other Expenses	190

Total Expenses	8,846

Net Investment Income (Loss)	78,987

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions*	(111,744)
Futures	101
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations**	985,555

Net Realized and Unrealized Gain (Loss)	873,912

Net Increase (Decrease) in Net Assets Resulting from Operations	$952,899

(a)	Portion of income is from investment in affiliated fund.
*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $24.
**	Net of change in foreign capital gain taxes for the period ended April 30, 2024 of $(9,403).

See accompanying Notes to Financial Statements.

38

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional U.S. Equity ETF		Dimensional U.S. Small Cap ETF
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$55,392	$91,003	$43,541	$67,367
Net Realized Gain (Loss) on:
Investment Securities Sold	(8,201)	(48,571)	(84,593)	(73,315)
In-Kind Transactions	44,459	53,511	344,049	586,615
Futures	(367)	(62)	1,566	1,132
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	1,342,209	419,852	770,041	(842,346)
Futures	(33)	—	—	—

Change in Net Assets Resulting from Operations	1,433,459	515,733	1,074,604	(260,547)

Distributions:
Total Distributions	(53,225)	(88,122)	(32,500)	(60,543)

Change in Net Assets Resulting from Distributions	(53,225)	(88,122)	(32,500)	(60,543)

Capital Share Transactions:
Shares Issued	825,234	728,088	1,489,980	2,107,564
Cost of Shares Redeemed	(53,720)	(66,277)	(536,277)	(850,675)

Change in Net Assets Resulting from Capital Share Transactions	771,514	661,811	953,703	1,256,889

Change in Net Assets	2,151,748	1,089,422	1,995,807	935,799
Net Assets:
Beginning of Period	6,563,685	5,474,263	5,613,913	4,678,114

End of Period	$8,715,433	$6,563,685	$7,609,720	$5,613,913

Share Transactions:
Issued	15,720	16,160	25,890	39,660
Redeemed	(1,000)	(1,520)	(9,240)	(15,990)

Change in Shares	14,720	14,640	16,650	23,670

See accompanying Notes to Financial Statements.

39

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional U.S. Targeted Value ETF		Dimensional U.S. Core Equity 2 ETF
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$75,289	$129,669	$178,273	$289,624
Net Realized Gain (Loss) on:
Investment Securities Sold	(121,102)	(138,025)	(225,277)	(257,261)
In-Kind Transactions	547,539	1,030,836	569,892	990,835
Futures	4,014	705	—	(1,140)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	966,688	(1,136,160)	3,796,721	(266,596)

Change in Net Assets Resulting from Operations	1,472,428	(112,975)	4,319,609	755,462

Distributions:
Total Distributions	(56,000)	(116,840)	(140,600)	(270,652)

Change in Net Assets Resulting from Distributions	(56,000)	(116,840)	(140,600)	(270,652)

Capital Share Transactions:
Shares Issued	1,104,350	2,469,398	2,497,546	5,821,598
Cost of Shares Redeemed	(856,830)	(1,636,215)	(770,617)	(1,276,830)

Change in Net Assets Resulting from Capital Share Transactions	247,520	833,183	1,726,929	4,544,768

Change in Net Assets	1,663,948	603,368	5,905,938	5,029,578
Net Assets:
Beginning of Period	7,791,663	7,188,295	20,467,311	15,437,733

End of Period	$9,455,611	$7,791,663	$26,373,249	$20,467,311

Share Transactions:
Issued	21,950	54,450	84,600	224,900
Redeemed	(16,950)	(36,500)	(25,900)	(48,800)

Change in Shares	5,000	17,950	58,700	176,100

See accompanying Notes to Financial Statements.

40

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Marketwide Value ETF		Dimensional International Value ETF
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$97,160	$172,793	$126,475	$223,134
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(100,217)	(52,903)	(43,952)	(44,681)
In-Kind Transactions	557,735	1,228,770	(1)	10,068
Futures	3,859	(688)	2,463	(2,862)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	1,159,987	(1,460,245)	993,673	415,458
Futures	—	—	(276)	—

Change in Net Assets Resulting from Operations	1,718,524	(112,273)	1,078,382	601,117

Distributions:
Total Distributions	(74,275)	(155,053)	(79,065)	(216,148)

Change in Net Assets Resulting from Distributions	(74,275)	(155,053)	(79,065)	(216,148)

Capital Share Transactions:
Shares Issued	1,118,028	2,229,450	616,018	1,421,521
Cost of Shares Redeemed	(805,670)	(1,629,108)	—	(24,189)

Change in Net Assets Resulting from Capital Share Transactions	312,358	600,342	616,018	1,397,332

Change in Net Assets	1,956,607	333,016	1,615,335	1,782,301
Net Assets:
Beginning of Period	8,237,027	7,904,011	5,539,957	3,757,656

End of Period	$10,193,634	$8,237,027	$7,155,292	$5,539,957

Share Transactions:
Issued	29,800	65,600	17,800	44,200
Redeemed	(21,750)	(48,150)	—	(750)

Change in Shares	8,050	17,450	17,800	43,450

See accompanying Notes to Financial Statements.

41

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional World ex U.S. Core Equity 2 ETF
	Six months ended April 30, 2024	Year ended October 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$78,987	$173,989
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*	(111,744)	(332,159)
Futures	101	(2,891)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations**	985,555	742,310

Change in Net Assets Resulting from Operations	952,899	581,249

Distributions:
Total Distributions	(52,500)	(182,230)

Change in Net Assets Resulting from Distributions	(52,500)	(182,230)

Capital Share Transactions:
Shares Issued	269,817	788,265

Change in Net Assets Resulting from Capital Share Transactions	269,817	788,265

Change in Net Assets	1,170,216	1,187,284
Net Assets:
Beginning of Period	5,499,367	4,312,083

End of Period	$6,669,583	$5,499,367

Share Transactions:
Issued	11,000	34,800

Change in Shares	11,000	34,800

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $24 and October 31, 2023 of $138.
**	Net of change in foreign capital gain taxes withheld for the period ended April 30, 2024 of $(9,403) and October 31, 2023 of $(4,725).

See accompanying Notes to Financial Statements.

42

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional U.S. Equity ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$45.33	$42.06	$50.34	$35.43	$32.60	$29.44

Income From Investment Operations (a)
Net Investment Income (Loss)	0.36	0.66	0.63	0.54	0.53	0.52
Net Gains (Losses) on Securities (Realized and Unrealized)	9.29	3.25	(8.29)	14.91	2.83	3.25

Total from Investment Operations	9.65	3.91	(7.66)	15.45	3.36	3.77

Less Distributions:
Net Investment Income	(0.35)	(0.64)	(0.62)	(0.54)	(0.53)	(0.56)
Net Realized Gains	—	—	—	—	—	(0.05)

Total Distributions	(0.35)	(0.64)	(0.62)	(0.54)	(0.53)	(0.61)

Net Asset Value, End of Period	$54.63	$45.33	$42.06	$50.34	$35.43	$32.60

Total Return at NAV (b)(c)	21.33%	9.34%	(15.30)%	43.83%	10.47%	13.03%

Total Return at Market (c)(d)	21.38%	9.26%	(15.19)%	43.80%	—%	—%

Net Assets, End of Year (thousands)	$8,715,433	$6,563,685	$5,474,263	$6,041,240	$4,197,993	$4,010,197
Ratio of Expenses to Average Net Assets (e)	0.09%	0.09%	0.09%	0.17%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.09%	0.09%	0.09%	0.17%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets (e)	1.38%	1.47%	1.39%	1.21%	1.57%	1.71%
Portfolio Turnover Rate (c)(f)	1%	2%	4%	1%	2%	2%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

43

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional U.S. Small Cap ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$49.48	$52.10	$60.22	$38.59	$42.03	$42.82

Income From Investment Operations (a)
Net Investment Income (Loss)	0.35	0.67	0.62	0.55	0.40	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	8.93	(2.69)	(6.88)	21.53	(2.74)	0.35

Total from Investment Operations	9.28	(2.02)	(6.26)	22.08	(2.34)	0.76

Less Distributions:
Net Investment Income	(0.27)	(0.60)	(0.57)	(0.45)	(0.39)	(0.38)
Net Realized Gains	—	—	(1.29)	—	(0.71)	(1.17)

Total Distributions	(0.27)	(0.60)	(1.86)	(0.45)	(1.10)	(1.55)

Net Asset Value, End of Period	$58.49	$49.48	$52.10	$60.22	$38.59	$42.03

Total Return at NAV (b)(c)	18.73%	(3.94)%	(10.58)%	57.38%	(5.68)%	2.18%

Total Return at Market (c)(d)	18.85%	(4.02)%	(10.55)%	57.51%	—%	—%

Net Assets, End of Year (thousands)	$7,609,720	$5,613,913	$4,678,114	$4,290,238	$2,717,143	$3,115,850
Ratio of Expenses to Average Net Assets (e)	0.26%	0.26%	0.28%	0.39%	0.46%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.26%	0.26%	0.28%	0.39%	0.46%	0.50%
Ratio of Net Investment Income to Average Net Assets (e)	1.22%	1.26%	1.15%	1.00%	1.04%	0.99%
Portfolio Turnover Rate (c)(f)	3%	4%	9%	11%	12%	11%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

44

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional U.S. Targeted Value ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$43.26	$44.32	$46.49	$28.37	$34.02	$35.17

Income From Investment Operations (a)
Net Investment Income (Loss)	0.41	0.75	0.68	0.64	0.45	0.45
Net Gains (Losses) on Securities (Realized and Unrealized)	7.72	(1.14)	(2.13)	18.00	(5.03)	0.05

Total from Investment Operations	8.13	(0.39)	(1.45)	18.64	(4.58)	0.50

Less Distributions:
Net Investment Income	(0.31)	(0.67)	(0.69)	(0.52)	(0.43)	(0.43)
Net Realized Gains	—	—	(0.03)	—	(0.64)	(1.22)

Total Distributions	(0.31)	(0.67)	(0.72)	(0.52)	(1.07)	(1.65)

Net Asset Value, End of Period	$51.08	$43.26	$44.32	$46.49	$28.37	$34.02

Total Return at NAV (b)(c)	18.77%	(0.93)%	(3.07)%	65.98%	(13.70)%	1.93%

Total Return at Market (c)(d)	18.95%	(1.09)%	(3.05)%	66.13%	—%	—%

Net Assets, End of Year (thousands)	$9,455,611	$7,791,663	$7,188,295	$6,449,204	$3,868,490	$4,743,286
Ratio of Expenses to Average Net Assets (e)	0.28%	0.28%	0.29%	0.38%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.28%	0.28%	0.29%	—	—	—
Ratio of Net Investment Income to Average Net Assets (e)	1.63%	1.64%	1.52%	1.53%	1.55%	1.36%
Portfolio Turnover Rate (c)(f)	4%	3%	8%	6%	14%	24%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

45

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional U.S. Core Equity 2 ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$25.33	$24.43	$28.13	$19.42	$19.24	$17.87

Income From Investment Operations (a)
Net Investment Income (Loss)	0.21	0.40	0.37	0.32	0.30	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	5.06	0.87	(3.72)	8.67	0.51	1.48

Total from Investment Operations	5.27	1.27	(3.35)	8.99	0.81	1.78

Less Distributions:
Net Investment Income	(0.17)	(0.37)	(0.35)	(0.28)	(0.28)	(0.31)
Net Realized Gains	—	—	—	—	(0.35)	(0.10)

Total Distributions	(0.17)	(0.37)	(0.35)	(0.28)	(0.63)	(0.41)

Net Asset Value, End of Period	$30.43	$25.33	$24.43	$28.13	$19.42	$19.24

Total Return at NAV (b)(c)	20.81%	5.21%	(11.95)%	46.47%	4.31%	10.25%

Total Return at Market (c)(d)	20.80%	5.25%	(12.01)%	46.57%	—%	—%

Net Assets, End of Year (thousands)	$26,373,249	$20,467,311	$15,437,733	$14,457,938	$9,529,122	$10,121,793
Ratio of Expenses to Average Net Assets (e)	0.17%	0.17%	0.17%	0.21%	0.24%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.17%	0.17%	0.17%	0.21%	0.24%	0.25%
Ratio of Net Investment Income to Average Net Assets (e)	1.45%	1.53%	1.43%	1.25%	1.59%	1.64%
Portfolio Turnover Rate (c)(f)	2%	3%	6%	2%	3%	6%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

46

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Marketwide Value ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$32.46	$33.44	$36.32	$25.06	$28.74	$28.02

Income From Investment Operations (a)
Net Investment Income (Loss)	0.37	0.70	0.64	0.54	0.57	0.60
Net Gains (Losses) on Securities (Realized and Unrealized)	6.39	(1.05)	(2.93)	11.26	(3.22)	1.66

Total from Investment Operations	6.76	(0.35)	(2.29)	11.80	(2.65)	2.26

Less Distributions:
Net Investment Income	(0.29)	(0.63)	(0.59)	(0.54)	(0.55)	(0.56)
Net Realized Gains	—	—	—	—	(0.48)	(0.98)
Total Distributions	(0.29)	(0.63)	(0.59)	(0.54)	(1.03)	(1.54)

Net Asset Value, End of Period	$38.93	$32.46	$33.44	$36.32	$25.06	$28.74

Total Return at NAV (b)(c)	20.86%	(1.13)%	(6.28)%	47.30%	(9.41)%	8.82%

Total Return at Market (c)(d)	20.98%	(1.17)%	(6.29)%	—%	—%	—%

Net Assets, End of Year (thousands)	$10,193,634	$8,237,027	$7,904,011	$8,320,772	$1,563,787	$1,917,021
Ratio of Expenses to Average Net Assets (e)	0.21%	0.21%	0.22%	0.23%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.21%	0.21%	0.22%	0.41%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets (e)	2.03%	2.05%	1.86%	1.62%	2.18%	2.18%
Portfolio Turnover Rate (c)(f)	2%	2%	3%	—%	—%	—%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

47

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International Value ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$30.93	$27.70	$33.76	$11.67	$14.61	$14.61

Income From Investment Operations (a)
Net Investment Income (Loss)	0.67	1.39	1.34	0.78	0.30	0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	5.16	3.15	(5.95)	22.06	(2.88)	(0.01)

Total from Investment Operations	5.83	4.54	(4.61)	22.84	(2.58)	0.50

Less Distributions:
Net Investment Income	(0.42)	(1.31)	(1.45)	(0.75)	(0.36)	(0.50)

Total Distributions	(0.42)	(1.31)	(1.45)	(0.75)	(0.36)	(0.50)

Net Asset Value, End of Period	$36.34	$30.93	$27.70	$33.76	$11.67	$14.61

Total Return at NAV (b)(c)	18.92%	16.29%	(13.97)%	48.18%	(17.77)%	3.52%

Total Return at Market (c)(d)	17.54%	16.85%	(14.08)%	48.68%	—%	—%

Net Assets, End of Year (thousands)	$7,155,292	$5,539,957	$3,757,656	$3,616,969	$2,392,708	$3,821,142
Ratio of Expenses to Average Net Assets (e)	0.27%	0.27%	0.29%	0.48%	0.52%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.27%	0.27%	0.29%	0.48%	0.52%	0.55%
Ratio of Net Investment Income to Average Net Assets (e)	3.93%	4.30%	4.31%	3.34%	2.34%	3.58%
Portfolio Turnover Rate (c)(f)	8%	12%	12%	14%	16%	17%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

48

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional World ex U.S. Core Equity 2 ETF
	Six Months ended April 30, 2024	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$21.60	$19.62	$26.32	$9.91	$10.64	$10.11

Income From Investment Operations (a)
Net Investment Income (Loss)	0.31	0.72	0.76	0.45	0.22	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	3.41	2.00	(6.69)	16.41	(0.72)	0.53

Total from Investment Operations	3.72	2.72	(5.93)	16.86	(0.50)	0.83

Less Distributions:
Net Investment Income	(0.21)	(0.74)	(0.77)	(0.45)	(0.23)	(0.30)

Total Distributions	(0.21)	(0.74)	(0.77)	(0.45)	(0.23)	(0.30)

Net Asset Value, End of Period	$25.11	$21.60	$19.62	$26.32	$9.91	$10.64

Total Return at NAV (b)(c)	17.24%	13.76%	(22.87)%	35.23%	(4.69)%	8.40%

Total Return at Market (c)(d)	16.05%	14.03%	(22.69)%	35.23%	—%	—%

Net Assets, End of Year (thousands)	$6,669,583	$5,499,367	$4,312,083	$4,664,404	$3,194,338	$3,957,333
Ratio of Expenses to Average Net Assets (e)	0.28%	0.28%	0.30%	0.36%	0.36%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.28%	0.28%	0.30%	0.39%	0.36%	0.38%
Ratio of Net Investment Income to Average Net Assets (e)	2.54%	3.17%	3.28%	2.39%	2.17%	2.95%
Portfolio Turnover Rate (c)(f)	7%	7%	8%	10%	8%	8%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

49

DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of April 30, 2024, the Trust is comprised of thirty-eight operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional U.S. Equity ETF	US Equity ETF
Dimensional U.S. Small Cap ETF	US Small Cap ETF
Dimensional U.S. Targeted Value ETF	US Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF	US Core Equity 2 ETF
Dimensional US Marketwide Value ETF	US Marketwide Value ETF
Dimensional International Value ETF	International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF	World ex US Core Equity 2 ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Board of Trustees of the Trust (“the Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

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1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the fair value hierarchy.

With respect to the World ex US Core Equity 2 ETF and the International Value ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares, therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.

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Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Certain securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, are recorded at the fair value of the securities received.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment securities sold and foreign currency transactions on the Statements of Operations.

4. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

5. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

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6. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

7. OTHER

Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. World ex US Core Equity 2 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country-specific taxation of dividend income and related amounts reclaimable.

C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Summary Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement

53

of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended April 30, 2024 was as follows (amounts in thousands):

Futures *
US Equity ETF	$253
International Value ETF	7,748

*	Average Notional Value of futures contracts.

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2024 (amounts in thousands):

Liabilities
Unrealized Depreciation on Futures *(1)
Equity Risk Exposure:
US Equity ETF	$33
International Value ETF	276

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) from:	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures (1)	Futures (2)
Equity Risk Exposure:
US Equity ETF	$(367)	$(33)
US Small Cap ETF	1,566	—
US Targeted Value ETF	4,014	—
US Marketwide Value ETF	3,859	—
International Value ETF	2,463	(276)
World ex US Core Equity 2 ETF	101	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.

Currency Rate Risk Exposure:

The International Funds had limited activity in forward foreign currency contracts during the period ended April 30, 2024 and no such contracts were outstanding as of April 30, 2024. Net realized and changes in unrealized gain or loss on such contracts were minimal during the period ended April 30, 2024, and are included in Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions and Change in Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations, respectively, on the accompanying Statements of Operations.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the International Funds.

55

For the period ended April 30, 2024, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Management Fee
US Equity ETF	0.08%
US Small Cap ETF	0.25%
US Targeted Value ETF	0.27%
US Core Equity 2 ETF	0.16%
US Marketwide Value ETF	0.20%
International Value ETF	0.25%
World ex US Core Equity 2 ETF	0.25%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US Equity ETF, US Core Equity 2 ETF, US Marketwide Value ETF, and World ex US Core Equity 2 ETF as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2025, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended April 30, 2024, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the six months ended April 30, 2024 and recovered previously waived fees/assumed expenses during the six months ended April 30, 2024 (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. As of April 30, 2024, the Funds did not have any previously waived fees/expenses assumed subject to future recovery.

	Expense Limitation Amount	Waived Fees/ Assumed Expenses	Recovery of Previously Waived Fees/ Assumed Expenses
US Equity ETF (1)	0.22%	$—	$—
US Core Equity 2 ETF (2)	0.30%	—	—
US Marketwide Value ETF (2)	0.24%	—	—
World ex US Core Equity 2 ETF (3)	0.39%	—	—

(1)

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Fund (including the expenses that the Fund bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Fund incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

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2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended April 30, 2024, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
US Equity ETF	$14
US Small Cap ETF	28
US Targeted Value ETF	29
US Core Equity 2 ETF	15
US Marketwide Value ETF	11

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

4. DISTRIBUTION

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO) receive no compensation from the Trust. For the period ended April 30, 2024, the total related amounts paid by the Trust to the CCO was $33 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

US Equity ETF	$13
US Small Cap ETF	11
US Targeted Value ETF	16
US Core Equity 2 ETF	38
US Marketwide Value ETF	18
International Value ETF	10
World ex US Core Equity 2 ETF	11

F. FEDERAL INCOME TAXES

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are

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charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022 and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
US Equity ETF 2022	$77,302	$—	$—	$77,302
2023	88,122	—	—	88,122
US Small Cap ETF 2022	45,954	92,853	—	138,807
2023	60,543	—	—	60,543
US Targeted Value ETF 2022	102,520	4,625	—	107,145
2023	116,840	—	—	116,840
US Core Equity 2 ETF 2022	199,823	—	—	199,823
2023	270,652	—	—	270,652
US Marketwide Value ETF 2022	137,580	—	—	137,580
2023	155,053	—	—	155,053
International Value ETF 2022	175,333	—	—	175,333
2023	216,148	—	—	216,148
World ex US Core Equity 2 ETF 2022	156,347	—	—	156,347
2023	182,230	—	—	182,230

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
US Equity ETF	$498	$—	$498
US Small Cap ETF	6,558	—	6,558
US Targeted Value ETF	12,444	—	12,444
US Core Equity 2 ETF	28,917	—	28,917
US Marketwide Value ETF	17,819	—	17,819
International Value ETF	207	—	207

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) (1)	Total Net Distributable Earnings (Accumulated Losses)
US Equity ETF	$10,744	$—	$(144,436)	$3,653,870	$3,520,178
US Small Cap ETF	—	—	(142,291)	915,336	773,045
US Targeted Value ETF	—	—	(186,581)	1,098,275	911,694
US Core Equity 2 ETF	3,653	—	(555,203)	6,303,988	5,752,438
US Marketwide Value ETF	—	—	(113,883)	(1,076,464)	(1,190,347)
International Value ETF	34,777	—	(440,402)	328,319	(77,306)
World ex US Core Equity 2 ETF	25,783	—	(458,042)	599,855	167,596

(1)

The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and passive foreign investment company adjustments.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
US Equity ETF	$144,436	$144,436
US Small Cap ETF	142,291	142,291
US Targeted Value ETF	186,581	186,581
US Core Equity 2 ETF	555,203	555,203
US Marketwide Value ETF	113,883	113,883
International Value ETF	440,402	440,402
World ex US Core Equity 2 ETF	458,042	458,042

During the year ended October 31, 2023, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Equity ETF	$3,882,854	$5,020,368	$(24,297)	$4,996,071
US Small Cap ETF	6,661,340	2,016,650	(331,374)	1,685,276
US Targeted Value ETF	7,922,086	2,454,513	(389,564)	2,064,949
US Core Equity 2 ETF	17,164,649	10,287,285	(186,579)	10,100,706
US Marketwide Value ETF	6,772,280	3,786,746	(151,890)	3,634,856
International Value ETF	6,010,640	1,515,758	(192,896)	1,322,862
World ex US Core Equity 2 ETF	5,203,783	1,853,194	(252,989)	1,600,205

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

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ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

As of April 30, 2024, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
International Value ETF	$31,508
World ex US Core Equity 2 ETF	119,576

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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H. AFFILIATED TRADES

Cross trades for the period ended April 30, 2024, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the period ended April 30, 2024, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
US Equity ETF	$16,367	$3,739	$(1,357)
US Small Cap ETF	55,059	31,145	(18,670)
US Targeted Value ETF	119,147	66,770	(33,266)
US Core Equity 2 ETF	25,183	83,079	(39,532)
US Marketwide Value ETF	73,305	27,970	(13,274)
International Value ETF	67,106	26,787	(5,312)
World ex US Core Equity 2 ETF	15,871	26,387	(11,931)

For the period ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distributions
US Equity ETF
The DFA Short Term Investment Fund	$184,444	$743,374	$754,281	$—	$—	$173,537	15,001	$5,356	$—

Total	$184,444	$743,374	$754,281	$—	$—	$173,537	15,001	$5,356	$—

US Small Cap ETF
The DFA Short Term Investment Fund	$490,602	$1,322,940	$1,064,441	$—	$—	$749,101	64,756	$17,885	$—

Total	$490,602	$1,322,940	$1,064,441	$—	$—	$749,101	64,756	$17,885	$—

US Targeted Value ETF
The DFA Short Term Investment Fund	$496,725	$1,320,848	$1,262,651	$—	$—	$554,922	47,970	$16,364	$—

Total	$496,725	$1,320,848	$1,262,651	$—	$—	$554,922	47,970	$16,364	$—

US Core Equity 2 ETF
The DFA Short Term Investment Fund	$858,021	$2,265,056	$2,179,402	$—	$—	$943,675	81,576	$28,222	$—

Total	$858,021	$2,265,056	$2,179,402	$—	$—	$943,675	81,576	$28,222	$—

US Marketwide Value ETF
The DFA Short Term Investment Fund	$213,490	$1,341,263	$1,330,443	$—	$—	$224,310	19,391	$7,042	$—

Total	$213,490	$1,341,263	$1,330,443	$—	$—	$224,310	19,391	$7,042	$—

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	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distributions
International Value ETF
The DFA Short Term Investment Fund	$89,003	$1,046,279	$866,987	$—	$—	$268,295	23,193	$6,108	$—

Total	$89,003	$1,046,279	$866,987	$—	$—	$268,295	23,193	$6,108	$—

World ex US Core Equity 2 ETF
The DFA Short Term Investment Fund	$121,055	$424,823	$373,431	$—	$—	$172,447	14,907	$3,769	$—

Total	$121,055	$424,823	$373,431	$—	$—	$172,447	14,907	$3,769	$—

I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2024 were as follows (amounts in thousands):

	Purchases	Sales
US Equity ETF	$121,981	$67,857
US Small Cap ETF	602,020	220,585
US Targeted Value ETF	943,753	384,949
US Core Equity 2 ETF	755,321	488,584
US Marketwide Value ETF	766,627	182,092
International Value ETF	731,566	491,261
World ex US Core Equity 2 ETF	593,142	460,483

In-kind transactions for the period ended April 30, 2024 were as follows (amounts in thousands):

	Purchases	Sales
US Equity ETF	$771,549	$53,022
US Small Cap ETF	1,110,498	518,827
US Targeted Value ETF	574,919	850,530
US Core Equity 2 ETF	2,229,341	746,301
US Marketwide Value ETF	547,702	795,617
International Value ETF	373,564	—
World ex US Core Equity 2 ETF	156,902	—

There were no purchases or sales of U.S. government securities during the period ended April 30, 2024.

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

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Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Funds may be inhibited.

L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the period ended April 30, 2024, borrowings by the Funds under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 4/30/24
US Small Cap ETF	6.08%	$1,616	3	$1	$1,616	$—
US Targeted Value ETF	5.82%	14,872	5	12	14,872	—
US Marketwide Value ETF	3.21%	7,951	2	1	7,951	—
World ex US Core Equity 2 ETF	6.08%	383	1	—	383	—

*	Number of Days Outstanding represents the total of single or consecutive days during the period ended April 30, 2024, that each Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements

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and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended April 30, 2024.

M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Funds until the 2024 annual shareholder reports and will have no effect on the Funds’ accounting policies or financial statements.

N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Equity ETF	1	100%
US Small Cap ETF	1	100%
US Targeted Value ETF	1	100%
US Core Equity 2 ETF	1	100%
US Marketwide Value ETF	1	100%
International Value ETF	1	100%
World ex US Core Equity 2 ETF	1	100%

O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2 0 2 3 (the “Meeting”), the Board of Trustees of Dimensional ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

69

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

70

DFA043024-017S

Semi-Annual Report

Period Ended: April 30, 2024 (Unaudited)

DIMENSIONAL ETF TRUST

Dimensional Core Fixed Income ETF

Dimensional Short-Duration Fixed Income ETF

Dimensional Inflation-Protected Securities ETF

Dimensional Global Core Plus Fixed Income ETF

Dimensional Global ex US Core Fixed Income ETF

Dimensional Global Credit ETF

Dimensional Ultrashort Fixed Income ETF

Dimensional National Municipal Bond ETF

Dimensional California Municipal Bond ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling collect to (512) 306-7400, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Schedules of Investments

Investment Abbreviations

AGM	Assured Guaranty Municipal Corporation
AUD	Australian Dollars
BAM	Build America Mutual
CNTY GTD	County Guaranteed
COP	Certificate of Participation
EUR	Euro
ETM	Escrowed to Maturity
GBP	British Pounds
GO	General Obligation
MTN	Medium-Term Note
PLC	Public Limited Company
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
SA	Special Assessment
SCH BD GTY	School Board Guarantee
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriations
ST INTERCEPT	State Intercept
TBA	To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USD	United States Dollars

Investment Footnotes
†	See Note B to Financial Statements.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan
§	Affiliated Fund
^	Denominated in USD, unless otherwise noted.
@	Security purchased with cash collateral received from Securities on Loan

2

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

(a)	Computed using average shares outstanding
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Not annualized for periods less than one year
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year
(f)	Excludes impact of in-kind transactions
(g)	Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission
Ʊ	Commencement of operations.

3

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DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLES	For the period ended April 30, 2024

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratio	Expenses Paid During Period (a)
Dimensional Core Fixed Income ETF

Actual Fund Return	$1,000.00	$1,055.20	0.17%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86
Dimensional Short-Duration Fixed Income ETF

Actual Fund Return	$1,000.00	$1,034.80	0.16%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.07	0.16%	$0.81
Dimensional Inflation-Protected Securities ETF

Actual Fund Return	$1,000.00	$1,037.40	0.11%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratio	Expenses Paid During Period (a)
Dimensional Global Core Plus Fixed Income ETF

Actual Fund Return (b)	$1,000.00	$1,051.90	0.22%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
Dimensional Global ex US Core Fixed Income ETF

Actual Fund Return (b)	$1,000.00	$1,047.20	0.20%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01
Dimensional Global Credit ETF

Actual Fund Return (b)	$1,000.00	$1,049.80	0.20%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01
Dimensional Ultrashort Fixed Income ETF

Actual Fund Return	$1,000.00	$1,031.80	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75
Dimensional National Municipal Bond ETF

Actual Fund Return	$1,000.00	$1,043.60	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86
Dimensional California Municipal Bond ETF

Actual Fund Return	$1,000.00	$1,044.10	0.19%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(b)

Information shown reflects the values for the stub period of 175 days from November 7, 2023 (commencement of operations) to April 30, 2024 and has been calculated using expense ratios and rates of returns for the same period.

6

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DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on March 28, 2024. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Core Fixed Income ETF
Communication Services	2.3%
Consumer Discretionary	2.6%
Consumer Staples	2.7%
Energy	4.1%
Financials	18.5%
Health Care	1.8%
Industrials	1.8%
Information Technology	2.3%
Materials	1.1%
Real Estate	2.0%
Sovereign Bond	0.8%
U.S. Government	58.1%
Utilities	1.9%

100.0%

Dimensional Short-Duration Fixed Income ETF
Communication Services	1.8%
Consumer Discretionary	6.2%
Consumer Staples	2.9%
Energy	4.2%
Financials	49.0%
Health Care	4.3%
Industrials	5.2%
Information Technology	2.8%
Materials	1.2%
Real Estate	4.6%
Sovereign Bond	2.7%
U.S. Government	11.0%
Utilities	4.1%

100.0%

Dimensional Inflation-Protected Securities ETF
Investment Company	0.4%
U.S. Government	99.6%

100.0%

Dimensional Global Core Plus Fixed Income ETF
Communication Services	3.8%
Consumer Discretionary	4.7%
Consumer Staples	5.1%
Energy	9.7%
Financials	32.2%
Health Care	2.4%
Industrials	3.2%
Information Technology	3.2%
Materials	2.7%
Real Estate	4.8%
Sovereign Bond	13.9%
U.S. Government	11.4%
Utilities	2.9%

100.0%

Dimensional Global ex US Core Fixed Income ETF
Communication Services	4.4%
Consumer Discretionary	3.7%
Consumer Staples	3.7%
Energy	5.0%
Financials	42.5%
Health Care	2.3%
Industrials	5.7%
Information Technology	1.1%
Materials	1.6%
Real Estate	3.4%
Sovereign Bond	21.5%
U.S. Government	0.9%
Utilities	4.2%

100.0%

Dimensional Global Credit ETF
Communication Services	5.4%
Consumer Discretionary	6.1%
Consumer Staples	4.4%
Energy	10.7%
Financials	33.4%
Health Care	4.8%
Industrials	7.3%
Information Technology	4.4%
Materials	4.2%
Real Estate	4.5%
Sovereign Bond	4.0%
U.S. Government	4.2%
Utilities	6.6%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Dimensional Ultrashort Fixed Income ETF
Communication Services	4.2%
Consumer Discretionary	5.1%
Consumer Staples	2.4%
Energy	4.2%
Financials	39.1%
Health Care	4.0%
Industrials	8.4%
Information Technology	3.4%
Materials	3.3%
Real Estate	5.6%
Sovereign Bond	0.9%
U.S. Government	12.6%
Utilities	6.8%

100.0%

Dimensional National Municipal Bond ETF
Airport	0.6%
Bond Bank	0.2%
Consumer Discretionary	1.1%
Development	0.3%
Education	2.5%
General	7.8%
General Obligation	45.0%
Higher Education	2.6%
Industrials	0.3%
Medical	3.7%
Money Market	1.0%
Power	4.3%
School District	18.2%
Transportation	3.8%
Utilities	2.8%
Water	5.8%

100.0%

Dimensional California Municipal Bond ETF
Airport	0.4%
Consumer Discretionary	0.4%
Education	1.4%
Financials	0.4%
General	14.2%
General Obligation	28.2%
Higher Education	5.4%
Medical	4.3%
Money Market	2.4%
Power	7.0%
School District	26.2%
Tobacco Settlement	0.1%
Transportation	1.1%
Water	8.5%

100.0%

DIMENSIONAL CORE FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount^	Value†
	(000)
AGENCY OBLIGATIONS — (20.5%)
Federal Home Loan Banks
2.875%, 06/14/24	810	$807,459
3.125%, 09/12/25	195	189,601
2.500%, 12/10/27	25	23,039
3.250%, 06/09/28	265	250,014
3.250%, 11/16/28	215	201,857
5.500%, 07/15/36	100	105,648
Federal Home Loan Mortgage Corp.
4.700%, 11/15/38	130	62,149
Federal National Mortgage Association
0.625%, 04/22/25	100	95,652
2.125%, 04/24/26	227	214,580
6.250%, 05/15/29	49	52,225
7.125%, 01/15/30	43	48,002
5.625%, 07/15/37	60	64,166
2.000%, 05/25/38, 15YR TBA	219,006	188,636,201
2.500%, 05/25/38, 15YR TBA	166,719	147,595,641
1.500%, 05/25/39	109,070	91,695,577
3.000%, 05/25/53, 30YR TBA	266,847	220,305,750
2.000%, 05/01/54, 30YR TBA	66,559	50,231,854
1.500%, 05/01/54	68,403	49,004,963
2.500%, 05/01/54, 30YR TBA	281,834	222,946,465
6.000%, 05/01/54	43,517	43,112,432
6.500%, 05/01/54	58,390	58,830,318
Government National Mortgage Association
3.000%, 05/20/53, 30YR TBA	61,895	52,647,160
3.500%, 05/01/54, 30YR TBA	79,165	69,727,271
4.000%, 05/01/54	6,920	6,270,363
5.500%, 05/20/54	7,431	7,284,783
2.000%, 05/20/54	100,159	78,801,792
TOTAL AGENCY OBLIGATIONS		1,289,204,962

BONDS — (39.7%)
AUSTRALIA — (1.6%)
ANZ New Zealand Int’l, Ltd.
Ω 3.450%, 01/21/28	200	186,355
APA Infrastructure, Ltd.
Ω 4.200%, 03/23/25	2,478	2,438,318

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
ASB Bank, Ltd.
#Ω 3.125%, 05/23/24		1,398	$1,395,735
#Ω 2.375%, 10/22/31		355	282,332
Australia & New Zealand Banking Group, Ltd.
1.550%, 08/29/24, MTN	AUD	894	574,631
1.650%, 01/16/25, MTN	AUD	7,000	4,445,697
4.050%, 05/12/25, MTN	AUD	8,864	5,709,604
5.350%, 11/04/27, MTN	AUD	2,000	1,313,085
4.950%, 09/11/28, MTN	AUD	6,500	4,205,653
Bank of New Zealand
Ω 2.000%, 02/21/25		628	609,552
Ω 2.870%, 01/27/32		322	264,686
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/43		2,750	2,507,569
BHP Billiton Finance, Ltd.
3.000%, 05/29/24, MTN	EUR	6,900	7,371,003
BNZ International Funding, Ltd.
0.375%, 09/14/24	EUR	2,000	2,110,091
Commonwealth Bank of Australia
#Ω 3.350%, 06/04/24		1,675	1,671,157
5.000%, 01/13/28, MTN	AUD	2,100	1,363,145
Glencore Funding LLC
Ω 1.625%, 09/01/25		127	120,056
Ω 1.625%, 04/27/26		75	69,247
4.875%, 03/12/29		221	213,491
#Ω 4.875%, 03/12/29		705	681,044
# 2.500%, 09/01/30		490	405,486
Ω 2.500%, 09/01/30		874	723,254
#Ω 2.850%, 04/27/31		3,751	3,110,002
Ω 2.625%, 09/23/31		680	550,581
Macquarie Bank, Ltd.
#Ω 2.300%, 01/22/25		212	206,828
Macquarie Group, Ltd.
Ω 6.207%, 11/22/24		3,425	3,431,795
National Australia Bank, Ltd.
1.650%, 01/21/25, MTN	AUD	10,000	6,346,742
2.350%, 02/25/25, MTN	AUD	4,300	2,736,447
3.900%, 05/30/25, MTN	AUD	9,961	6,403,239
4.650%, 11/25/25, MTN	AUD	9,020	5,835,868
4.950%, 11/25/27, MTN	AUD	10,000	6,480,967
Westpac Banking Corp.
5.350%, 10/18/24		1,064	1,062,592
1.019%, 11/18/24		225	219,527
2.700%, 03/17/25, MTN	AUD	13,500	8,605,959
Westpac Securities NZ, Ltd.
0.427%, 12/14/26, MTN	EUR	5,000	4,901,603

TOTAL AUSTRALIA			88,553,341

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
0.500%, 09/16/24		1,287	$1,263,294

TOTAL AUSTRIA			1,263,294

BELGIUM — (0.0%)
Anheuser-Busch InBev SA
4.000%, 09/24/25, MTN	GBP	1,000	1,230,635
Anheuser-Busch InBev
Worldwide, Inc.
5.450%, 01/23/39		500	491,543
4.350%, 06/01/40		338	291,703
Dexia SA
Ω 1.625%, 10/16/24		1,182	1,160,965

TOTAL BELGIUM			3,174,846

CANADA — (3.6%)
Alimentation Couche-Tard, Inc.
Ω 3.550%, 07/26/27		105	98,847
Ω 2.950%, 01/25/30		99	86,656
Bank of Montreal
2.500%, 06/28/24, MTN		7,364	7,326,780
0.625%, 07/09/24, MTN		7,665	7,592,122
4.250%, 09/14/24, MTN		9,135	9,082,145
5.200%, 12/12/24		400	398,884
1.500%, 01/10/25, MTN		108	104,946
1.850%, 05/01/25, MTN		51	49,162
Bank of Nova Scotia (The)
0.650%, 07/31/24		2,758	2,724,028
5.250%, 12/06/24		792	789,674
1.450%, 01/10/25		500	485,771
3.450%, 04/11/25		400	391,825
1.250%, 12/17/25, MTN	GBP	840	983,987
1.050%, 03/02/26		164	151,240
5.250%, 06/12/28		101	100,213
# 4.850%, 02/01/30		2,430	2,353,153
5.650%, 02/01/34		550	547,126
Barrick North America Finance LLC
5.700%, 05/30/41		3,398	3,327,120
Brookfield Finance, Inc.
3.900%, 01/25/28		28	26,548
4.850%, 03/29/29		133	129,156
2.724%, 04/15/31		5	4,166
6.350%, 01/05/34		3,000	3,082,963
Canadian Imperial Bank of Commerce
1.000%, 10/18/24		3,825	3,744,235
2.250%, 01/28/25		550	536,554
3.300%, 04/07/25		104	101,780
5.144%, 04/28/25		150	149,250
1.625%, 09/25/25, MTN	GBP	1,000	1,188,964
1.875%, 01/27/26, MTN	GBP	3,000	3,536,118
3.450%, 04/07/27		44	41,702
5.001%, 04/28/28		177	173,450
5.986%, 10/03/28		160	162,755

		Face Amount^	Value†
		(000)
CANADA — (Continued)
3.600%, 04/07/32		526	$460,024
6.092%, 10/03/33		4,185	4,257,714
Canadian Natural Resources, Ltd.
3.900%, 02/01/25		364	359,011
2.950%, 07/15/30		375	322,040
7.200%, 01/15/32		466	502,818
6.450%, 06/30/33		4,787	4,979,419
5.850%, 02/01/35		143	139,713
6.250%, 03/15/38		2,813	2,835,389
Canadian Pacific Railway Co.
7.125%, 10/15/31		34	37,351
CDP Financial, Inc.
Ω 3.150%, 07/24/24		600	596,704
1.125%, 04/06/27	EUR	2,400	2,407,221
Cenovus Energy, Inc.
5.250%, 06/15/37		29	26,494
6.750%, 11/15/39		762	802,424
CPPIB Capital, Inc.
0.375%, 06/20/24, MTN	EUR	7,500	7,982,609
4.400%, 01/15/29, MTN	AUD	16,000	10,209,575
Emera US Finance, LP
0.833%, 06/15/24		2,557	2,538,919
2.639%, 06/15/31		734	590,011
Enbridge Energy Partners, LP
7.500%, 04/15/38		536	602,131
5.500%, 09/15/40		558	518,176
Enbridge, Inc.
3.500%, 06/10/24		848	845,935
2.500%, 01/15/25		141	137,690
5.700%, 03/08/33		170	168,050
Fairfax Financial Holdings, Ltd.
# 4.850%, 04/17/28		3,303	3,206,992
4.625%, 04/29/30		1,100	1,027,583
3.375%, 03/03/31		2,220	1,897,255
5.625%, 08/16/32		971	942,514
ITC Holdings Corp.
3.650%, 06/15/24		820	817,499
Kinross Gold Corp.
4.500%, 07/15/27		154	148,466
Ω 6.250%, 07/15/33		4,822	4,901,460
Magna International, Inc.
3.625%, 06/15/24		3,387	3,377,449
National Bank of Canada
0.750%, 08/06/24		2,062	2,035,643
OMERS Finance Trust
Ω 2.500%, 05/02/24		435	435,000
Province of Alberta Canada
1.875%, 11/13/24		650	637,731
Province of British Columbia Canada
1.750%, 09/27/24		50	49,252
4.250%, 11/27/24, MTN	AUD	750	485,701

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Province of Manitoba Canada
3.050%, 05/14/24		917	$916,252
Province of Ontario Canada
3.200%, 05/16/24		2,662	2,659,608
0.375%, 06/14/24	EUR	9,100	9,690,236
Province of Quebec Canada
2.875%, 10/16/24		1,480	1,462,522
Rogers Communications, Inc.
3.625%, 12/15/25		139	134,086
7.500%, 08/15/38		669	752,046
Royal Bank of Canada
2.550%, 07/16/24		3,071	3,051,462
0.125%, 07/23/24	EUR	2,750	2,915,459
3.970%, 07/26/24		1,510	1,504,218
0.650%, 07/29/24		2,405	2,376,833
2.250%, 11/01/24		1,500	1,475,506
5.150%, 02/01/34		1,600	1,545,291
Suncor Energy, Inc.
7.150%, 02/01/32		7,137	7,775,588
5.950%, 12/01/34		501	505,722
6.800%, 05/15/38		6,354	6,667,176
6.500%, 06/15/38		2,817	2,888,684
6.850%, 06/01/39		1,139	1,196,117
TC PipeLines, LP
4.375%, 03/13/25		317	312,553
Thomson Reuters Corp.
3.850%, 09/29/24		236	233,533
Toronto-Dominion Bank (The)
2.650%, 06/12/24, MTN		2,918	2,907,812
0.700%, 09/10/24		3,261	3,204,225
4.285%, 09/13/24		2,932	2,918,190
1.250%, 12/13/24		250	243,507
0.750%, 01/06/26, MTN		312	288,706
0.500%, 01/18/27, MTN	EUR	12,900	12,667,389
3.200%, 03/10/32		1,288	1,098,345
# 4.456%, 06/08/32		2,741	2,543,013
TransCanada PipeLines, Ltd.
1.000%, 10/12/24		1,795	1,757,037
4.625%, 03/01/34		2,391	2,171,085
5.600%, 03/31/34		65	63,053
6.200%, 10/15/37		406	407,113
4.750%, 05/15/38		425	372,681
7.625%, 01/15/39		1,390	1,570,336
6.100%, 06/01/40		344	338,527

TOTAL CANADA			191,367,194

DENMARK — (0.1%)
Kommunekredit
2.900%, 11/27/26, MTN	AUD	10,000	6,183,896

TOTAL DENMARK			6,183,896

FINLAND — (0.2%)
Nordea Bank Abp
Ω 0.625%, 05/24/24		8,272	8,247,087

		Face Amount^	Value†
		(000)
FINLAND — (Continued)
Ω 1.500%, 09/30/26		3,943	$3,576,658
OP Corporate Bank PLC
0.250%, 03/24/26, MTN	EUR	2,000	2,000,800

TOTAL FINLAND			13,824,545

FRANCE — (1.4%)
Arval Service Lease SA
0.875%, 02/17/25, MTN	EUR	3,500	3,653,745
Banque Federative du Credit Mutuel SA
#Ω 2.375%, 11/21/24		3,441	3,377,993
#Ω 0.998%, 02/04/25		2,846	2,745,991
0.010%, 03/07/25, MTN	EUR	1,000	1,036,201
5.000%, 01/19/26, MTN	GBP	2,000	2,485,166
1.250%, 05/26/27, MTN	EUR	800	794,613
0.625%, 11/19/27, MTN	EUR	2,000	1,912,488
Banque Stellantis France SACA
0.625%, 06/21/24	EUR	1,000	1,064,230
3.840%, 01/22/25, MTN	EUR	10,200	10,609,514
BNP Paribas SA
1.000%, 06/27/24, MTN	EUR	3,000	3,193,236
1.125%, 08/28/24, MTN	EUR	3,400	3,603,012
Ω 3.375%, 01/09/25		4,547	4,471,978
1.250%, 03/19/25, MTN	EUR	600	627,593
3.375%, 01/23/26, MTN	GBP	3,000	3,620,600
Ω 4.400%, 08/14/28		1,658	1,575,262
BPCE SA
1.000%, 07/15/24	EUR	300	318,838
Ω 2.375%, 01/14/25		6,249	6,093,668
2.375%, 01/14/25		262	255,487
#Ω 1.625%, 01/14/25		2,810	2,729,584
Ω 4.750%, 07/19/27		1,202	1,170,769
3.250%, 01/11/28, MTN		300	276,484
Ω 5.125%, 01/18/28		1,530	1,504,077
Ω 2.700%, 10/01/29		1,070	927,844
Caisse d’Amortissement de la Dette Sociale
Ω 0.375%, 05/27/24		702	699,517
Credit Agricole SA
0.500%, 06/24/24, MTN	EUR	5,000	5,319,333
Ω 3.250%, 10/04/24		1,666	1,647,975
# 3.250%, 10/04/24, MTN		390	385,780
Ω 6.223%, 03/11/27		500	501,787
1.375%, 05/03/27, MTN	EUR	500	500,114
Ω 5.514%, 07/05/33		1,945	1,924,838
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,495	1,475,450
Orange SA
5.375%, 01/13/42		60	56,509
Societe Generale SA
Ω 2.625%, 10/16/24		2,232	2,195,803
Ω 2.625%, 01/22/25		2,841	2,771,563
2.625%, 01/22/25, MTN		441	430,222
Ω 3.000%, 01/22/30		2,160	1,841,003

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
TotalEnergies Capital International SA
2.986%, 06/29/41		100	$71,341

TOTAL FRANCE			77,869,608

GERMANY — (2.1%)
Bayer US Finance II LLC
Ω 3.375%, 07/15/24		50	49,714
Ω 4.375%, 12/15/28		458	426,087
BMW US Capital LLC
#Ω 0.750%, 08/12/24		782	771,372
Ω 3.300%, 04/06/27		50	47,182
Ω 2.550%, 04/01/31		129	108,124
Ω 3.700%, 04/01/32		60	53,301
Ω 5.150%, 04/02/34		5,000	4,813,300
Daimler Truck Finance North America LLC
Ω 1.625%, 12/13/24		3,810	3,713,954
Ω 3.500%, 04/07/25		723	708,349
Ω 3.650%, 04/07/27		500	474,445
Ω 5.500%, 09/20/33		2,842	2,800,048
Daimler Truck International Finance BV
1.250%, 04/06/25, MTN	EUR	3,500	3,654,748
Deutsche Bahn Finance GMBH
3.500%, 09/27/24, MTN	AUD	5,000	3,227,370
Deutsche Bank AG
0.898%, 05/28/24		2,962	2,952,070
3.700%, 05/30/24		3,208	3,202,487
3.700%, 05/30/24		192	191,628
5.371%, 09/09/27		294	292,300
E.ON International Finance BV
Ω 6.650%, 04/30/38		4,281	4,447,466
EMD Finance LLC
Ω 3.250%, 03/19/25		1,447	1,417,153
Kreditanstalt fuer Wiederaufbau
1.625%, 05/10/24		1,407	1,405,722
0.875%, 07/18/24, MTN	GBP	10,000	12,406,246
3.600%, 11/15/24, MTN	EUR	6,488	6,804,009
1.375%, 12/09/24, MTN	GBP	4,200	5,144,812
Landeskreditbank Baden- Wuerttemberg Foerderbank
4.250%, 08/07/25, MTN	AUD	1,205	776,874
Landwirtschaftliche Rentenbank
2.000%, 01/13/25		100	97,600
0.500%, 05/27/25		100	94,930
2.600%, 03/23/27, MTN	AUD	4,000	2,459,812
Mercedes-Benz Finance North America LLC
Ω 2.700%, 06/14/24		5,300	5,281,802
Ω 3.250%, 08/01/24		1,718	1,706,487
3.250%, 08/01/24		400	397,366
Ω 5.500%, 11/27/24		265	264,629

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Ω 3.500%, 08/03/25		478	$466,193
NRW Bank
0.250%, 07/09/24	EUR	8,000	8,497,555
1.875%, 07/31/24, MTN		780	772,879
Siemens Financieringsmaatschappij NV
2.875%, 03/11/41		4,000	2,874,413
Ω 2.875%, 03/11/41		7,000	5,030,222
T-Mobile USA, Inc.
5.050%, 07/15/33		500	478,982
4.375%, 04/15/40		125	106,490
3.000%, 02/15/41		946	661,410
Volkswagen Financial Services AG
3.860%, 02/12/25, MTN	EUR	1,100	1,141,519
Volkswagen Financial Services NV
4.250%, 10/09/25, MTN	GBP	300	368,429
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		1,508	1,489,785
Ω 3.350%, 05/13/25		522	509,625
Ω 3.950%, 06/06/25		347	339,830
Ω 5.650%, 09/12/28		250	249,958
#Ω 3.750%, 05/13/30		340	309,799
Ω 5.900%, 09/12/33		5,402	5,377,414
Volkswagen Leasing GmbH
3.970%, 07/19/24, MTN	EUR	14,120	14,968,048

TOTAL GERMANY			113,833,938

IRELAND — (0.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		1,531	1,518,263
1.650%, 10/29/24		2,543	2,489,815
6.500%, 07/15/25		2,840	2,860,348
4.450%, 10/01/25		155	151,984
1.750%, 01/30/26		756	704,369
4.450%, 04/03/26		800	781,391
2.450%, 10/29/26		225	207,885
4.625%, 10/15/27		3,847	3,713,077
3.000%, 10/29/28		2,386	2,128,029
3.300%, 01/30/32		2,428	2,027,007
3.400%, 10/29/33		1,960	1,595,777
3.850%, 10/29/41		1,804	1,359,477

TOTAL IRELAND			19,537,422

ITALY — (0.4%)
Enel Finance International NV
Ω 6.800%, 10/14/25		161	163,699
Ω 3.500%, 04/06/28		1,842	1,706,364
Ω 7.500%, 10/14/32		6,519	7,156,207
Ω 6.800%, 09/15/37		1,946	2,036,418
6.000%, 10/07/39		625	606,232
Ω 6.000%, 10/07/39		6,856	6,650,124

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
ITALY — (Continued)
Eni SpA
Ω 4.750%, 09/12/28		1,622	$1,573,623
Ω 4.250%, 05/09/29		1,087	1,027,226
Ω 5.700%, 10/01/40		500	469,107
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		2,077	2,054,761
Ω 7.000%, 11/21/25		1,463	1,481,204
Ω 3.875%, 07/14/27		2,552	2,373,691
Ω 4.000%, 09/23/29		2,707	2,453,749
Ω 6.625%, 06/20/33		2,236	2,252,600
UniCredit SpA
#Ω 4.625%, 04/12/27		300	290,170

TOTAL ITALY			32,295,175

JAPAN — (2.3%)
7-Eleven, Inc.
0.950%, 02/10/26		50	46,086
Ω 1.300%, 02/10/28		412	353,437
# 1.300%, 02/10/28		189	162,135
Ω 1.800%, 02/10/31		2,749	2,156,964
Ω 2.500%, 02/10/41		1,728	1,106,251
American Honda Finance Corp.
2.400%, 06/27/24		1,087	1,081,643
0.550%, 07/12/24, MTN		2,106	2,085,570
0.750%, 08/09/24		1,170	1,154,865
2.150%, 09/10/24, MTN		735	725,987
5.899%, 02/12/25		500	500,581
6.135%, 04/23/25		1,000	1,004,078
3.500%, 02/15/28		249	233,905
Development Bank of Japan, Inc.
4.500%, 06/06/25, MTN	GBP	2,750	3,407,944
Japan Government Five Year Bond
0.200%, 12/20/27	JPY	700,000	4,424,904
0.400%, 09/20/28	JPY	3,000,000	19,046,611
Japan Government Ten Year Bond
0.100%, 12/20/28	JPY	3,000,000	18,767,896
JT International Financial Services BV
#Ω 6.875%, 10/24/32		1,113	1,202,218
Mitsubishi UFJ Financial Group, Inc.
2.801%, 07/18/24		8,343	8,291,785
2.193%, 02/25/25		6,960	6,762,757
3.777%, 03/02/25		50	49,241
3.850%, 03/01/26		272	264,061
2.757%, 09/13/26		266	249,712
3.287%, 07/25/27		239	224,258
3.195%, 07/18/29		1,572	1,408,189
2.559%, 02/25/30		500	427,402
2.048%, 07/17/30		1,636	1,335,152

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
4.286%, 07/26/38		375	$329,088
4.153%, 03/07/39		525	453,876
3.751%, 07/18/39		1,422	1,158,251
Mizuho Financial Group, Inc.
0.118%, 09/06/24, MTN	EUR	5,000	5,276,349
#Ω 3.477%, 04/12/26		4,127	3,962,782
# 2.839%, 09/13/26		356	334,386
3.663%, 02/28/27		380	361,665
1.631%, 04/08/27, MTN	EUR	2,000	2,012,848
# 3.170%, 09/11/27		1,137	1,055,013
MUFG Bank, Ltd.
Ω 3.250%, 09/08/24		560	554,976
Nomura Holdings, Inc.
2.648%, 01/16/25		4,396	4,292,754
5.099%, 07/03/25		370	366,142
6.070%, 07/12/28		200	202,350
2.172%, 07/14/28		2,160	1,871,776
2.710%, 01/22/29		200	174,674
5.605%, 07/06/29		600	594,580
3.103%, 01/16/30		2,045	1,772,429
2.679%, 07/16/30		1,941	1,618,427
2.608%, 07/14/31		1,311	1,058,781
2.999%, 01/22/32		435	356,802
6.087%, 07/12/33		200	205,145
NTT Finance Corp.
Ω 4.142%, 07/26/24		7,862	7,832,136
Ω 1.162%, 04/03/26		186	171,297
ORIX Corp.
# 3.250%, 12/04/24		4,796	4,723,335
5.000%, 09/13/27		142	139,824
4.000%, 04/13/32		1,947	1,763,566
# 5.200%, 09/13/32		2,646	2,606,881
Protective Life Corp.
Ω 4.300%, 09/30/28		372	354,398
Ω 3.400%, 01/15/30		1,225	1,063,750
Sumitomo Mitsui Banking Corp.
3.400%, 07/11/24		200	199,114
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24		10,324	10,259,672
2.448%, 09/27/24		5,244	5,173,903
2.348%, 01/15/25		1,464	1,429,860
0.948%, 01/12/26		436	403,393
1.402%, 09/17/26		345	313,282
3.010%, 10/19/26		124	116,802
2.174%, 01/14/27		287	263,215
3.352%, 10/18/27		68	63,386
3.544%, 01/17/28		282	264,244
# 3.944%, 07/19/28		212	200,406
1.902%, 09/17/28		1,838	1,580,323
# 4.306%, 10/16/28		113	108,769
2.472%, 01/14/29		935	819,069
3.040%, 07/16/29		2,845	2,522,641

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
2.750%, 01/15/30		518	$446,405
2.130%, 07/08/30		1,183	967,632
5.766%, 01/13/33		1,215	1,225,656
5.776%, 07/13/33		750	755,638
# 5.808%, 09/14/33		3,221	3,258,217
Sumitomo Mitsui Trust Bank, Ltd.
#Ω 0.800%, 09/16/24		8,150	7,996,158
Ω 2.550%, 03/10/25		2,261	2,203,607
#Ω 1.050%, 09/12/25		1,371	1,287,687
#Ω 4.800%, 09/15/25		850	839,597
Takeda Pharmaceutical Co., Ltd.
3.025%, 07/09/40		305	217,614
Toyota Finance Australia, Ltd.
0.064%, 01/13/25, MTN	EUR	1,000	1,041,594
Toyota Motor Corp.
2.358%, 07/02/24		212	210,871
Toyota Motor Credit Corp.
0.500%, 06/18/24, MTN		921	915,067
4.800%, 01/10/25		1,000	995,690
Toyota Motor Finance Netherlands BV
0.750%, 12/19/25, MTN	GBP	4,000	4,666,642

TOTAL JAPAN			173,888,067

LUXEMBOURG — (0.4%)
ArcelorMittal SA
3.600%, 07/16/24		1,412	1,404,248
4.550%, 03/11/26		717	700,043
6.550%, 11/29/27		3,105	3,184,559
4.250%, 07/16/29		1,123	1,054,926
# 6.800%, 11/29/32		16,623	17,310,897

TOTAL LUXEMBOURG			23,654,673

NETHERLANDS — (0.4%)
ABN AMRO Bank NV
1.375%, 01/16/25, MTN	GBP	500	608,841
BNG Bank NV
5.250%, 05/20/24, MTN	AUD	1,300	844,406
1.625%, 08/26/25, MTN	GBP	1,384	1,656,232
1.900%, 11/26/25, MTN	AUD	533	331,315
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		4,577	4,545,334
3.875%, 08/22/24		5,528	5,498,873
1.375%, 01/10/25		1,435	1,394,462
5.000%, 01/13/25		910	906,287
5.250%, 05/24/41		152	146,228
ING Groep NV
1.125%, 02/14/25, MTN	EUR	7,200	7,537,046
Ω 4.625%, 01/06/26		886	871,266
3.000%, 02/18/26, MTN	GBP	1,000	1,200,407
4.550%, 10/02/28		260	250,172
4.050%, 04/09/29		595	554,885

		Face Amount^	Value†
		(000)
NETHERLANDS — (Continued)
Koninklijke KPN NV
8.375%, 10/01/30		420	$478,914
Nederlandse Waterschapsbank NV
2.000%, 12/16/24, MTN	GBP	5,000	6,140,265
Ω 1.750%, 01/15/25		484	471,424
3.150%, 09/02/26, MTN	AUD	1,500	941,424

TOTAL NETHERLANDS			34,377,781

NEW ZEALAND — (0.1%)
New Zealand Local
Government Funding Agency Bond
4.700%, 08/01/28, MTN	AUD	9,000	5,818,651

TOTAL NEW ZEALAND			5,818,651

NORWAY — (0.1%)
Aker BP ASA
Ω 3.750%, 01/15/30		986	889,252
Ω 6.000%, 06/13/33		3,198	3,191,283
Equinor ASA
# 3.250%, 11/10/24		1,070	1,057,199
2.875%, 04/06/25		943	921,008
7.250%, 09/23/27		208	220,023
3.625%, 09/10/28		100	94,412
2.375%, 05/22/30		271	231,953
3.625%, 04/06/40		650	518,283
5.100%, 08/17/40		685	653,367
4.250%, 11/23/41		396	337,813
3.950%, 05/15/43		392	316,543
Kommunalbanken AS
#Ω 2.500%, 09/27/24		450	444,512
1.000%, 12/12/24, MTN	GBP	340	415,198

TOTAL NORWAY			9,290,846

SINGAPORE — (0.0%)
Temasek Financial I, Ltd.
2.375%, 08/02/41, MTN		185	129,469

TOTAL SINGAPORE			129,469

SPAIN — (0.9%)
Avangrid, Inc.
3.150%, 12/01/24		430	423,119
Banco Bilbao Vizcaya
Argentaria SA
1.125%, 09/18/25		1,000	937,300
1.750%, 11/26/25, MTN	EUR	2,300	2,384,860
3.375%, 09/20/27, MTN	EUR	4,500	4,772,878
Banco Santander SA
3.892%, 05/24/24		3,800	3,795,663
0.250%, 06/19/24, MTN	EUR	200	212,806
2.706%, 06/27/24		4,800	4,778,337
3.496%, 03/24/25		1,000	980,907
2.746%, 05/28/25		200	193,661
3.750%, 01/16/26, MTN	EUR	2,000	2,138,987
1.849%, 03/25/26		200	185,589
4.379%, 04/12/28		200	189,391

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
SPAIN — (Continued)
3.306%, 06/27/29		1,002	$897,887
3.490%, 05/28/30		1,000	878,254
6.938%, 11/07/33		1,000	1,069,929
Iberdrola International BV
6.750%, 07/15/36		50	54,498
New York State Electric & Gas Corp.
Ω 5.850%, 08/15/33		528	528,831
Santander Holdings USA, Inc.
3.500%, 06/07/24		3,549	3,547,660
3.450%, 06/02/25		4,232	4,108,161
4.500%, 07/17/25		300	294,463
3.244%, 10/05/26		2,360	2,211,932
4.400%, 07/13/27		766	733,352
Telefonica Emisiones SA
7.045%, 06/20/36		9,989	10,697,710
Telefonica Europe BV
8.250%, 09/15/30		4,516	5,055,441

TOTAL SPAIN			51,071,616

SUPRANATIONAL — (0.3%)
African Development Bank
0.875%, 12/16/24	GBP	2,750	3,353,524
4.000%, 01/10/25, MTN	AUD	9,178	5,929,941
1.100%, 12/16/26	AUD	3,650	2,163,648
3.350%, 08/08/28, MTN	AUD	650	399,429
Asian Development Bank
0.375%, 06/11/24		2,091	2,079,414
4.125%, 09/27/24		246	244,630
1.500%, 10/18/24		10	9,820
2.000%, 01/22/25		1,880	1,834,363
0.625%, 04/29/25		61	58,220
Asian Infrastructure Investment Bank (The)
2.250%, 05/16/24		2,854	2,850,404
0.500%, 10/30/24		729	711,351
0.500%, 05/28/25		125	118,525
Council Of Europe Development Bank
0.375%, 06/10/24		116	115,327
European Bank for Reconstruction & Development
0.500%, 05/19/25		125	118,762
European Investment Bank
2.250%, 06/24/24		725	721,562
0.375%, 07/24/24		193	190,759
1.875%, 02/10/25		47	45,728
1.625%, 03/14/25		194	187,809
Inter-American Development Bank
3.250%, 07/01/24		150	149,434
1.375%, 12/15/24	GBP	2,500	3,059,132
2.125%, 01/15/25		1,788	1,747,188
3.850%, 01/24/29, MTN	AUD	800	501,011
5.648%, 02/15/29		100	99,411

		Face Amount^	Value†
		(000)
SUPRANATIONAL — (Continued)
Inter-American Investment Corp.
1.750%, 10/02/24		910	$895,163
2.300%, 02/17/27, MTN	AUD	650	392,178
International Bank for Reconstruction & Development
1.500%, 08/28/24		125	123,403
1.625%, 01/15/25		625	608,676
2.125%, 03/03/25		111	108,044
5.640%, 11/22/28		99	98,521
Nordic Investment Bank
0.125%, 06/10/24, MTN	EUR	700	745,494

TOTAL SUPRANATIONAL			29,660,871

SWEDEN — (0.6%)
Lansforsakringar Bank AB
0.050%, 04/15/26, MTN	EUR	4,500	4,481,899
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24, MTN	EUR	2,500	2,656,550
Ω 0.650%, 09/09/24		4,676	4,588,522
4.000%, 11/09/26	EUR	5,000	5,360,521
Svensk Exportkredit AB
0.375%, 07/30/24		650	641,820
0.625%, 10/07/24		505	494,406
Svenska Handelsbanken AB
Ω 0.550%, 06/11/24		8,470	8,423,939
Ω 3.650%, 06/10/25		500	489,682
5.000%, 03/02/28, MTN	AUD	2,000	1,285,203
Ω 5.500%, 06/15/28		250	248,283
Swedbank AB
3.750%, 11/14/25, MTN	EUR	7,580	8,099,447
Volvo Treasury AB
4.750%, 06/15/26, MTN	GBP	1,400	1,731,777

TOTAL SWEDEN			38,502,049

SWITZERLAND — (0.2%)
Novartis Capital Corp.
3.400%, 05/06/24		1,105	1,104,719
UBS AG
0.700%, 08/09/24		1,100	1,084,856
Ω 0.700%, 08/09/24		5,470	5,394,695
Ω 1.375%, 01/13/25		1,993	1,934,333
1.250%, 06/01/26		1,748	1,599,858
UBS Group AG
3.750%, 03/26/25		300	294,501
Ω 4.125%, 09/24/25		387	377,512
Ω 4.125%, 04/15/26		3,719	3,600,953

TOTAL SWITZERLAND			15,391,427

UNITED KINGDOM — (1.6%)
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26		896	811,846
Ω 2.450%, 08/12/31		590	468,389
Ω 5.500%, 08/11/32		5,695	5,460,465
Ω 5.550%, 05/30/33		865	828,255

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Ω 5.950%, 10/15/33		1,291	$1,271,165
AstraZeneca PLC
6.450%, 09/15/37		288	313,218
Barclays PLC
3.650%, 03/16/25		5,392	5,289,860
4.375%, 01/12/26		2,493	2,431,170
BAT Capital Corp.
3.222%, 08/15/24		344	341,089
3.557%, 08/15/27		339	317,915
2.259%, 03/25/28		2,494	2,192,241
3.462%, 09/06/29		2,189	1,957,784
4.906%, 04/02/30		1,549	1,483,368
6.343%, 08/02/30		1,167	1,196,499
2.726%, 03/25/31		1,560	1,288,552
4.742%, 03/16/32		2,101	1,962,312
7.750%, 10/19/32		4,539	5,034,019
# 6.421%, 08/02/33		3,572	3,670,790
4.390%, 08/15/37		10,091	8,283,277
3.734%, 09/25/40		2,100	1,519,999
BAT International Finance PLC
4.448%, 03/16/28		1,292	1,235,845
British Telecommunications PLC
5.125%, 12/04/28		802	789,536
Ω 3.250%, 11/08/29		488	433,725
Diageo Capital PLC
2.125%, 10/24/24		694	682,748
5.500%, 01/24/33		333	335,611
HSBC Holdings PLC
0.875%, 09/06/24	EUR	5,500	5,818,510
4.300%, 03/08/26		261	254,831
3.900%, 05/25/26		336	324,846
6.100%, 01/14/42		612	634,493
HSBC USA, Inc.
3.750%, 05/24/24		8,283	8,271,623
3.500%, 06/23/24		5,919	5,897,920
Lloyds Bank Corporate Markets PLC
2.375%, 04/09/26, MTN	EUR	2,700	2,812,749
Lloyds Bank PLC
3.500%, 05/14/25		320	312,602
Lloyds Banking Group PLC
4.450%, 05/08/25		884	871,617
4.375%, 03/22/28		3,212	3,062,071
NatWest Group PLC
4.800%, 04/05/26		567	557,072
NatWest Markets PLC
Ω 0.800%, 08/12/24		3,976	3,921,782
Ω 3.479%, 03/22/25		960	941,281
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		4,825	4,803,625

		Face
		Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Smith & Nephew PLC
2.032%, 10/14/30		675	$543,282
U.K. Treasury Bills
5.100%, 07/08/24	GBP	2,700	3,348,043
Unilever Capital Corp.
2.600%, 05/05/24		157	156,936
Vodafone Group PLC
7.875%, 02/15/30		993	1,107,626
6.150%, 02/27/37		2,351	2,400,175

TOTAL UNITED KINGDOM			95,640,762

UNITED STATES — (23.1%)
3M Co.
2.000%, 02/14/25		3,268	3,172,369
2.650%, 04/15/25		762	740,265
3.625%, 09/14/28, MTN		20	18,627
2.375%, 08/26/29		12	10,292
5.700%, 03/15/37, MTN		300	306,046
Abbott Laboratories
4.750%, 11/30/36		81	76,834
6.150%, 11/30/37		5	5,326
6.000%, 04/01/39		30	31,707
4.750%, 04/15/43		2,720	2,493,664
AbbVie, Inc.
3.850%, 06/15/24		264	263,324
2.600%, 11/21/24		100	98,406
4.050%, 11/21/39		1,318	1,116,657
Acuity Brands Lighting, Inc.
2.150%, 12/15/30		324	261,053
AES Corp. (The)
Ω 3.300%, 07/15/25		1,769	1,713,147
1.375%, 01/15/26		618	572,289
Ω 3.950%, 07/15/30		406	362,119
2.450%, 01/15/31		1,891	1,521,151
Aetna, Inc.
3.500%, 11/15/24		3,917	3,869,359
6.750%, 12/15/37		633	674,921
4.500%, 05/15/42		45	37,038
Affiliated Managers Group, Inc.
3.300%, 06/15/30		1,359	1,184,509
Aflac, Inc.
6.450%, 08/15/40		439	463,955
AGCO Corp.
5.800%, 03/21/34		1,129	1,104,666
Air Products and Chemicals, Inc.
4.850%, 02/08/34		400	381,935
Alabama Power Co.
5.850%, 11/15/33		4,700	4,793,332
5.200%, 06/01/41		89	81,083
Albemarle Corp.
# 5.050%, 06/01/32		80	75,015
Allegion PLC
3.500%, 10/01/29		252	227,654

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Allegion US Holding Co., Inc.
5.411%, 07/01/32	875	$850,036
Allstate Corp. (The)
0.750%, 12/15/25	406	375,493
5.250%, 03/30/33	275	268,416
5.950%, 04/01/36	400	409,403
4.500%, 06/15/43	2,090	1,754,159
Altria Group, Inc.
# 4.800%, 02/14/29	1,601	1,553,753
3.400%, 05/06/30	2,171	1,926,171
2.450%, 02/04/32	2,211	1,745,516
6.875%, 11/01/33	1,250	1,320,346
5.800%, 02/14/39	3,181	3,106,445
3.400%, 02/04/41	10,425	7,300,441
4.250%, 08/09/42	5,444	4,246,069
4.500%, 05/02/43	5,404	4,342,438
Amazon.com, Inc.
0.450%, 05/12/24	280	279,559
3.150%, 08/22/27	20,000	18,832,040
4.550%, 12/01/27	4,081	4,016,286
3.875%, 08/22/37	596	512,620
2.875%, 05/12/41	460	331,295
Amcor Finance USA, Inc.
3.625%, 04/28/26	82	78,616
Amcor Flexibles North America, Inc.
4.000%, 05/17/25	50	48,995
2.630%, 06/19/30	894	746,469
Amdocs, Ltd.
2.538%, 06/15/30	504	421,378
Ameren Corp.
2.500%, 09/15/24	19	18,756
American Electric Power Co., Inc.
2.300%, 03/01/30	320	265,667
American Express Co.
3.375%, 05/03/24	6,049	6,048,581
2.500%, 07/30/24	6,041	5,993,347
3.000%, 10/30/24	4,549	4,490,343
2.250%, 03/04/25	465	452,213
8.150%, 03/19/38	50	60,650
4.050%, 12/03/42	1,026	852,583
American International Group, Inc.
6.250%, 05/01/36	52	53,204
American Tower Corp.
3.375%, 05/15/24	173	172,828
2.950%, 01/15/25	216	211,616
2.400%, 03/15/25	185	179,431
3.375%, 10/15/26	286	271,662
3.650%, 03/15/27	229	217,335
3.600%, 01/15/28	284	264,446
1.500%, 01/31/28	50	42,987
3.950%, 03/15/29	161	149,262

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.800%, 08/15/29	521	$476,577
2.900%, 01/15/30	364	313,884
2.100%, 06/15/30	478	390,034
1.875%, 10/15/30	396	313,901
2.700%, 04/15/31	2,189	1,808,155
2.300%, 09/15/31	202	160,492
4.050%, 03/15/32	859	767,524
5.550%, 07/15/33	99	96,683
American Water Capital Corp.
2.950%, 09/01/27	194	179,158
6.593%, 10/15/37	123	132,846
Ameriprise Financial, Inc.
3.700%, 10/15/24	2,781	2,757,676
4.500%, 05/13/32	105	98,887
5.150%, 05/15/33	51	49,957
Amgen, Inc.
2.450%, 02/21/30	78	66,529
6.375%, 06/01/37	246	256,670
3.150%, 02/21/40	1,415	1,032,484
2.800%, 08/15/41	100	68,482
4.950%, 10/01/41	200	181,338
5.150%, 11/15/41	568	521,377
Analog Devices, Inc.
3.450%, 06/15/27	172	162,975
Aon Corp.
4.500%, 12/15/28	140	134,402
6.250%, 09/30/40	718	743,067
Aon Global, Ltd.
3.500%, 06/14/24	2,744	2,737,136
Appalachian Power Co.
6.375%, 04/01/36	777	788,974
7.000%, 04/01/38	525	562,105
Apple, Inc.
2.850%, 05/11/24	779	778,225
1.400%, 08/05/28	1,701	1,468,316
1.650%, 02/08/31	5,000	4,043,770
Applied Materials, Inc.
5.100%, 10/01/35	125	123,803
Archer-Daniels-Midland Co.
5.935%, 10/01/32	75	77,013
Arizona Public Service Co.
3.350%, 06/15/24	356	354,176
# 2.600%, 08/15/29	1,709	1,487,503
2.200%, 12/15/31	1,064	842,261
6.350%, 12/15/32	204	211,681
4.500%, 04/01/42	340	281,087
Arrow Electronics, Inc.
3.250%, 09/08/24	1,522	1,507,840
4.000%, 04/01/25	150	147,480
3.875%, 01/12/28	1,255	1,180,222
2.950%, 02/15/32	86	70,128
Assurant, Inc.
2.650%, 01/15/32	5,060	4,047,374

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
AT&T, Inc.
5.400%, 02/15/34	400	$390,818
4.500%, 05/15/35	2,505	2,249,042
4.900%, 08/15/37	315	286,386
6.300%, 01/15/38	50	51,312
4.850%, 03/01/39	1,372	1,222,365
5.350%, 09/01/40	400	373,594
3.500%, 06/01/41	13,712	10,167,436
4.300%, 12/15/42	50	40,642
Athene Holding, Ltd.
6.650%, 02/01/33	1,287	1,329,834
5.875%, 01/15/34	3,408	3,320,211
Autodesk, Inc.
3.500%, 06/15/27	218	206,523
AutoNation, Inc.
1.950%, 08/01/28	75	63,884
2.400%, 08/01/31	1,679	1,316,503
3.850%, 03/01/32	2,208	1,909,404
AutoZone, Inc.
3.750%, 04/18/29	38	35,204
AvalonBay Communities, Inc.
3.500%, 11/15/24	250	247,126
3.500%, 11/15/25	706	685,524
2.950%, 05/11/26	294	279,455
Avnet, Inc.
4.625%, 04/15/26	1,607	1,569,048
3.000%, 05/15/31	4,241	3,432,438
5.500%, 06/01/32	9,495	8,920,897
AXIS Specialty Finance PLC
4.000%, 12/06/27	75	71,038
Baker Hughes Holdings LLC
5.125%, 09/15/40	353	331,506
Baker Hughes Holdings LLC/ Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27	50	46,658
3.138%, 11/07/29	1,058	944,255
# 4.486%, 05/01/30	133	126,396
Bank of America
6.370%, 08/18/26	1,430	1,449,991
Bank of America Corp.
2.375%, 06/19/24, MTN	5,000	5,334,485
2.300%, 07/25/25, MTN	2,120	2,556,944
5.875%, 02/07/42	4,967	5,079,038
Bank of New York Mellon Corp. (The)
# 3.400%, 05/15/24	1,184	1,182,934
# 3.250%, 09/11/24, MTN	1,028	1,019,283
# 2.100%, 10/24/24, MTN	1,931	1,900,085
0.850%, 10/25/24, MTN	856	836,649
Baxter International, Inc.
1.322%, 11/29/24	750	730,811
Becton Dickinson & Co.
3.363%, 06/06/24	50	49,879

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	3,641	$3,725,761
5.950%, 05/15/37	1,357	1,354,239
Berkshire Hathaway Finance Corp.
4.400%, 05/15/42	604	538,659
4.300%, 05/15/43	9,067	7,865,123
Best Buy Co., Inc.
# 4.450%, 10/01/28	2,477	2,382,150
Biogen, Inc.
4.050%, 09/15/25	185	180,747
2.250%, 05/01/30	388	320,381
Black Hills Corp.
2.500%, 06/15/30	1,036	847,832
4.350%, 05/01/33	123	108,450
6.150%, 05/15/34	2,388	2,382,881
Block Financial LLC
2.500%, 07/15/28	1,305	1,147,056
Boardwalk Pipelines, LP
4.950%, 12/15/24	690	685,883
4.450%, 07/15/27	46	44,437
4.800%, 05/03/29	502	484,157
# 3.400%, 02/15/31	420	361,125
3.600%, 09/01/32	1,276	1,077,239
Boeing Co. (The)
2.850%, 10/30/24	400	394,352
2.500%, 03/01/25	165	159,983
3.100%, 05/01/26	95	89,491
2.700%, 02/01/27	63	57,419
3.250%, 03/01/28	13	11,651
3.200%, 03/01/29	239	208,919
2.950%, 02/01/30	1,077	904,991
6.125%, 02/15/33	290	283,676
3.600%, 05/01/34	687	544,388
3.250%, 02/01/35	1,145	862,659
3.550%, 03/01/38	89	63,915
3.500%, 03/01/39	41	28,802
6.875%, 03/15/39	817	827,733
5.875%, 02/15/40	630	579,446
Booking Holdings, Inc.
2.375%, 09/23/24	300	318,712
Boston Properties, LP
3.200%, 01/15/25	745	730,421
2.900%, 03/15/30	500	417,713
3.250%, 01/30/31	1,475	1,226,346
2.450%, 10/01/33	400	289,766
# 6.500%, 01/15/34	2,820	2,818,841
Boston Scientific Corp.
7.375%, 01/15/40	200	228,857
BP Capital Markets America, Inc.
3.060%, 06/17/41	872	626,517

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
BP Capital Markets PLC
1.953%, 03/03/25, MTN	1,000	$1,053,001
Brighthouse Financial, Inc.
# 5.625%, 05/15/30	10,935	10,796,957
Bristol-Myers Squibb Co.
3.625%, 05/15/24	100	99,924
2.900%, 07/26/24	590	586,040
4.125%, 06/15/39	1,960	1,656,969
3.550%, 03/15/42	727	554,027
Brixmor Operating Partnership, LP
3.850%, 02/01/25	3,336	3,282,573
4.125%, 06/15/26	817	788,279
3.900%, 03/15/27	1,861	1,762,586
2.250%, 04/01/28	1,038	907,543
4.125%, 05/15/29	3,547	3,273,522
4.050%, 07/01/30	2,230	2,018,997
2.500%, 08/16/31	942	754,539
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.500%, 01/15/28	105	98,035
Broadcom, Inc.
3.625%, 10/15/24	74	73,284
Ω 4.000%, 04/15/29	351	328,213
5.000%, 04/15/30	143	140,491
4.150%, 11/15/30	822	758,465
Ω 2.450%, 02/15/31	260	213,684
Ω 4.150%, 04/15/32	1,961	1,765,649
4.300%, 11/15/32	489	445,447
Ω 2.600%, 02/15/33	415	327,121
Ω 3.419%, 04/15/33	1,335	1,121,122
Ω 3.469%, 04/15/34	3,543	2,935,488
3.469%, 04/15/34	110	91,138
Ω 3.187%, 11/15/36	2,058	1,578,062
Ω 4.926%, 05/15/37	462	421,907
Ω 3.500%, 02/15/41	2,717	2,018,731
Brown & Brown, Inc.
4.200%, 09/15/24	1,170	1,162,140
4.500%, 03/15/29	162	154,594
2.375%, 03/15/31	1,340	1,080,255
Brunswick Corp.
2.400%, 08/18/31	400	310,957
# 4.400%, 09/15/32	550	483,506
Bunge, Ltd. Finance Corp.
2.750%, 05/14/31	200	167,690
Burlington Northern Santa Fe LLC
3.400%, 09/01/24	1,223	1,214,100
6.150%, 05/01/37	2,655	2,812,804
5.750%, 05/01/40	10,514	10,622,502
5.400%, 06/01/41	275	266,878
4.950%, 09/15/41	510	469,994
4.400%, 03/15/42	109	93,372
5.150%, 09/01/43	50	46,968

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Burlington Resources LLC
7.200%, 08/15/31	400	$443,120
CA, Inc.
# 4.700%, 03/15/27	786	755,647
Camden Property Trust
3.500%, 09/15/24	1,399	1,385,387
4.100%, 10/15/28	482	458,455
3.150%, 07/01/29	115	102,751
Capital One Financial Corp.
3.300%, 10/30/24	1,290	1,274,470
3.200%, 02/05/25	6,616	6,486,345
4.250%, 04/30/25	59	58,109
3.750%, 03/09/27	692	657,282
3.800%, 01/31/28	21	19,676
Cardinal Health, Inc.
3.079%, 06/15/24	70	69,754
3.500%, 11/15/24	100	98,669
Cargill, Inc.
Ω 4.000%, 06/22/32	45	40,692
Ω 5.125%, 10/11/32	655	639,856
Carlisle Cos., Inc.
3.500%, 12/01/24	1,294	1,275,829
Carrier Global Corp.
2.700%, 02/15/31	21	17,703
3.377%, 04/05/40	1,420	1,064,806
Caterpillar Financial Services Corp.
2.850%, 05/17/24, MTN	632	631,201
0.450%, 05/17/24, MTN	735	733,452
Caterpillar, Inc.
3.400%, 05/15/24	50	49,949
Cboe Global Markets, Inc.
3.000%, 03/16/32	336	284,323
CBRE Services, Inc.
5.950%, 08/15/34	1,862	1,851,372
Celanese US Holdings LLC
3.500%, 05/08/24	1,482	1,481,364
Cencora, Inc.
3.400%, 05/15/24	537	536,445
2.700%, 03/15/31	51	42,717
CenterPoint Energy, Inc.
2.500%, 09/01/24	581	574,122
CF Industries, Inc.
4.950%, 06/01/43	2,279	1,951,751
Charles Schwab Corp. (The)
3.000%, 03/10/25	356	348,118
5.869%, 05/13/26	1,000	998,913
2.750%, 10/01/29	100	88,214
2.300%, 05/13/31	1,655	1,352,322
1.950%, 12/01/31	50	39,182
2.900%, 03/03/32	75	62,681
Chevron Corp.
2.978%, 05/11/40	389	287,263

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Chevron USA, Inc.
1.018%, 08/12/27	2,840	$2,489,980
Choice Hotels International, Inc.
3.700%, 12/01/29	1,466	1,292,662
Chubb Corp. (The)
6.500%, 05/15/38	100	108,479
Chubb INA Holdings LLC
3.350%, 05/15/24	4,428	4,424,331
0.300%, 12/15/24	16,268	17,004,002
4.150%, 03/13/43	849	704,897
Cigna Group (The)
3.250%, 04/15/25	390	381,160
4.500%, 02/25/26	135	132,623
5.125%, 05/15/31	300	292,135
5.400%, 03/15/33	100	98,238
4.800%, 08/15/38	5,081	4,548,485
3.200%, 03/15/40	3,947	2,852,537
6.125%, 11/15/41	2,280	2,327,986
Cincinnati Financial Corp.
6.920%, 05/15/28	537	565,982
6.125%, 11/01/34	2,499	2,584,278
Cisco Systems, Inc.
5.900%, 02/15/39	3,850	4,003,544
5.500%, 01/15/40	710	707,117
Citigroup, Inc.
2.375%, 05/22/24, MTN	1,515	1,618,464
3.750%, 06/16/24	2,106	2,100,508
3.700%, 01/12/26	137	132,755
3.400%, 05/01/26	41	39,346
8.125%, 07/15/39	6,041	7,373,364
5.875%, 01/30/42	1,539	1,554,070
Citizens Financial Group, Inc.
2.500%, 02/06/30	300	247,723
CNA Financial Corp.
3.950%, 05/15/24	6,863	6,858,948
3.900%, 05/01/29	779	722,820
2.050%, 08/15/30	1,445	1,176,616
5.500%, 06/15/33	2,255	2,208,483
CNH Industrial NV
3.850%, 11/15/27, MTN	258	245,702
CNO Financial Group, Inc.
5.250%, 05/30/25	213	211,217
# 5.250%, 05/30/29	6,223	5,982,482
Comcast Corp.
3.400%, 04/01/30	72	64,855
4.250%, 01/15/33	171	156,339
7.050%, 03/15/33	653	718,505
4.200%, 08/15/34	807	723,517
5.650%, 06/15/35	53	53,023
3.200%, 07/15/36	5,000	3,931,941
3.900%, 03/01/38	200	165,715
6.400%, 05/15/38	279	288,660
4.600%, 10/15/38	405	360,794

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
6.550%, 07/01/39	620	$660,468
3.250%, 11/01/39	5,407	4,006,594
6.400%, 03/01/40	800	841,909
3.750%, 04/01/40	1,877	1,487,466
4.650%, 07/15/42	75	65,029
Conagra Brands, Inc.
4.300%, 05/01/24	533	533,000
4.600%, 11/01/25	272	267,135
7.000%, 10/01/28	296	313,481
4.850%, 11/01/28	575	556,574
8.250%, 09/15/30	1,195	1,343,278
5.300%, 11/01/38	1,584	1,450,859
ConocoPhillips
5.900%, 05/15/38	1,639	1,669,246
6.500%, 02/01/39	117	127,037
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24	50	49,283
3.350%, 04/01/30	158	142,077
# 2.400%, 06/15/31	65	53,696
6.200%, 06/15/36	660	682,875
6.300%, 08/15/37	590	615,510
6.750%, 04/01/38	336	365,828
5.500%, 12/01/39	1,760	1,697,267
5.700%, 06/15/40	371	360,556
4.200%, 03/15/42	569	459,447
4.450%, 03/15/44	2,550	2,129,562
Constellation Brands, Inc.
3.600%, 02/15/28	84	78,579
4.650%, 11/15/28	20	19,325
Constellation Energy Generation LLC
3.250%, 06/01/25	117	113,957
6.250%, 10/01/39	779	783,635
5.750%, 10/01/41	766	731,398
# 5.600%, 06/15/42	1,644	1,545,920
Continental Resources, Inc.
3.800%, 06/01/24	432	430,743
Ω 2.875%, 04/01/32	1,450	1,158,881
Corebridge Financial, Inc.
3.500%, 04/04/25	167	163,490
4.350%, 04/05/42	320	256,557
Costco Wholesale Corp.
2.750%, 05/18/24	443	442,329
1.600%, 04/20/30	5,254	4,315,095
Cox Communications, Inc.
Ω 3.150%, 08/15/24	810	803,601
Ω 1.800%, 10/01/30	356	278,718
Ω 4.800%, 02/01/35	1,901	1,701,553
Ω 8.375%, 03/01/39	87	99,964
Ω 4.500%, 06/30/43	250	196,248
Crown Castle, Inc.
3.200%, 09/01/24	400	396,397
3.650%, 09/01/27	116	108,714

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.100%, 11/15/29	18	$15,728
3.300%, 07/01/30	64	55,547
2.250%, 01/15/31	221	177,721
2.500%, 07/15/31	57	45,993
2.900%, 04/01/41	1,080	723,058
CSX Corp.
3.400%, 08/01/24	1,000	994,534
5.200%, 11/15/33	3,000	2,958,776
6.000%, 10/01/36	50	51,990
5.500%, 04/15/41	2,095	2,043,800
4.750%, 05/30/42	58	51,566
CVS Health Corp.
3.375%, 08/12/24	68	67,558
4.875%, 07/20/35	633	581,544
4.780%, 03/25/38	1,757	1,547,011
6.125%, 09/15/39	730	723,361
4.125%, 04/01/40	460	367,407
2.700%, 08/21/40	239	156,236
5.300%, 12/05/43	150	135,005
DCP Midstream Operating, LP
8.125%, 08/16/30	100	111,818
Ω 6.750%, 09/15/37	547	572,966
Dell International LLC/EMC Corp.
# 5.750%, 02/01/33	400	402,925
3.375%, 12/15/41	1,881	1,341,205
Dell, Inc.
6.500%, 04/15/38	2,237	2,331,927
DENTSPLY SIRONA, Inc.
3.250%, 06/01/30	1,055	910,763
Devon Energy Corp.
5.250%, 09/15/24	75	74,789
7.875%, 09/30/31	914	1,020,969
7.950%, 04/15/32	1,000	1,124,052
5.600%, 07/15/41	7,369	6,815,089
4.750%, 05/15/42	5,364	4,461,607
DH Europe Finance II Sarl
2.200%, 11/15/24	638	626,470
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32	2,597	2,142,463
Discover Bank
3.450%, 07/27/26	388	366,636
2.700%, 02/06/30	2,428	2,036,511
Discover Financial Services
3.950%, 11/06/24	10,013	9,911,877
3.750%, 03/04/25	397	389,905
6.700%, 11/29/32	1,200	1,229,564
Discovery Communications LLC
3.900%, 11/15/24	464	459,129
4.125%, 05/15/29	565	516,580
3.625%, 05/15/30	100	87,074
6.350%, 06/01/40	75	71,054
4.875%, 04/01/43	150	115,888

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Dollar General Corp.
# 5.450%, 07/05/33	150	$146,715
Dominion Energy, Inc.
7.000%, 06/15/38	75	79,540
3.300%, 04/15/41	95	67,776
4.900%, 08/01/41	666	577,740
4.050%, 09/15/42	180	138,372
Dow Chemical Co. (The)
# 6.300%, 03/15/33	420	438,549
# 4.250%, 10/01/34	930	833,876
5.250%, 11/15/41	268	243,028
4.375%, 11/15/42	550	446,405
Duke Energy Carolinas LLC
6.100%, 06/01/37	13,245	13,423,994
Duke Energy Corp.
2.450%, 06/01/30	262	220,708
3.300%, 06/15/41	47	33,364
DuPont de Nemours, Inc.
5.319%, 11/15/38	542	513,753
Duquesne Light Holdings, Inc.
Ω 3.616%, 08/01/27	200	185,378
Ω 2.532%, 10/01/30	1,563	1,277,603
Ω 2.775%, 01/07/32	2,100	1,666,227
DXC Technology Co.
2.375%, 09/15/28	4,067	3,468,914
Eagle Materials, Inc.
2.500%, 07/01/31	1,179	966,012
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24	3,773	3,710,794
3.600%, 12/15/24	836	823,303
Eastman Chemical Co.
3.800%, 03/15/25	124	121,815
4.500%, 12/01/28	10	9,571
eBay, Inc.
6.300%, 11/22/32	575	599,856
Edison International
3.550%, 11/15/24	1,169	1,154,559
4.950%, 04/15/25	389	385,637
4.700%, 08/15/25	52	51,214
5.750%, 06/15/27	610	609,982
4.125%, 03/15/28	1,533	1,442,238
6.950%, 11/15/29	3,312	3,477,821
Elevance Health, Inc.
3.500%, 08/15/24	8,795	8,737,486
3.350%, 12/01/24	3,977	3,924,429
2.375%, 01/15/25	1,980	1,934,319
2.550%, 03/15/31	115	95,535
4.100%, 05/15/32	74	67,074
5.500%, 10/15/32	300	298,745
5.950%, 12/15/34	558	568,842
6.375%, 06/15/37	117	121,963
4.625%, 05/15/42	2,568	2,221,454
4.650%, 01/15/43	2,406	2,071,783
5.100%, 01/15/44	555	502,914

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Emerson Electric Co.
0.375%, 05/22/24	500	$533,585
Energy Transfer, LP
4.050%, 03/15/25	687	676,502
2.900%, 05/15/25	537	522,068
5.950%, 12/01/25	277	277,550
4.750%, 01/15/26	749	737,272
5.500%, 06/01/27	54	53,732
4.000%, 10/01/27	197	187,290
4.950%, 05/15/28	852	829,514
4.950%, 06/15/28	354	344,728
# 5.250%, 04/15/29	900	885,917
4.150%, 09/15/29	343	319,110
8.250%, 11/15/29	869	966,073
3.750%, 05/15/30	12	10,825
5.750%, 02/15/33	39	38,688
6.625%, 10/15/36	215	219,348
5.800%, 06/15/38	111	106,335
7.500%, 07/01/38	3,332	3,673,899
6.050%, 06/01/41	6,664	6,409,645
6.500%, 02/01/42	5,655	5,741,625
6.100%, 02/15/42	856	825,736
5.150%, 02/01/43	200	170,940
Entergy Corp.
2.800%, 06/15/30	1,000	852,946
Enterprise Products Operating LLC
6.650%, 10/15/34	256	275,970
7.550%, 04/15/38	3,057	3,536,895
6.125%, 10/15/39	1,605	1,643,097
6.450%, 09/01/40	8,625	9,126,251
5.950%, 02/01/41	1,224	1,238,965
5.700%, 02/15/42	990	971,451
4.850%, 08/15/42	300	266,991
4.850%, 03/15/44	300	264,940
Equifax, Inc.
2.600%, 12/01/24	500	490,736
3.100%, 05/15/30	150	130,665
2.350%, 09/15/31	355	284,793
Equinix, Inc.
2.625%, 11/18/24	2,430	2,386,736
1.000%, 09/15/25	104	97,289
2.150%, 07/15/30	205	167,074
3.900%, 04/15/32	209	184,844
Equitable Holdings, Inc.
7.000%, 04/01/28	37	39,029
4.350%, 04/20/28	57	54,296
5.594%, 01/11/33	75	73,722
ERAC USA Finance LLC
Ω 3.850%, 11/15/24	2,900	2,869,946
Ω 5.200%, 10/30/34	1,224	1,182,226
Ω 5.625%, 03/15/42	50	48,731

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
ERP Operating, LP
3.375%, 06/01/25	93	$90,732
Exelon Corp.
4.950%, 06/15/35	100	91,053
Expedia Group, Inc.
3.800%, 02/15/28	308	288,854
# 3.250%, 02/15/30	1,772	1,563,090
Experian Finance PLC
0.739%, 10/29/25, MTN	1,200	1,401,991
Ω 4.250%, 02/01/29	1,477	1,398,719
Ω 2.750%, 03/08/30	1,260	1,082,005
Extra Space Storage, LP
2.350%, 03/15/32	400	312,119
Exxon Mobil Corp.
0.142%, 06/26/24	6,000	6,378,581
2.995%, 08/16/39	198	146,982
4.227%, 03/19/40	1,272	1,106,687
FedEx Corp.
3.900%, 02/01/35	90	77,671
3.250%, 05/15/41	105	74,435
4.100%, 04/15/43	504	392,153
Fidelity National Financial, Inc.
4.500%, 08/15/28	40	37,938
3.400%, 06/15/30	1,875	1,624,764
2.450%, 03/15/31	1,732	1,381,627
Fidelity National Information Services, Inc.
3.100%, 03/01/41	362	251,988
Fifth Third Bancorp
2.375%, 01/28/25	350	341,282
First American Financial Corp.
4.600%, 11/15/24	1,193	1,183,465
4.000%, 05/15/30	1,442	1,276,553
2.400%, 08/15/31	1,189	918,999
Flex, Ltd.
4.750%, 06/15/25	250	246,749
3.750%, 02/01/26	4,269	4,115,189
6.000%, 01/15/28	499	500,674
4.875%, 06/15/29	5,701	5,467,803
4.875%, 05/12/30	3,394	3,222,793
Flowserve Corp.
3.500%, 10/01/30	4,356	3,782,848
2.800%, 01/15/32	1,958	1,571,944
FMC Corp.
# 5.650%, 05/18/33	2,727	2,614,188
FMR LLC
Ω 7.570%, 06/15/29	360	396,640
Fortune Brands Innovations, Inc.
3.250%, 09/15/29	1,343	1,198,007
4.000%, 03/25/32	933	829,480
5.875%, 06/01/33	556	553,257
Fox Corp.
4.709%, 01/25/29	130	125,700
5.476%, 01/25/39	14,315	13,110,910

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Franklin Resources, Inc.
2.850%, 03/30/25	313	$305,362
1.600%, 10/30/30	1,000	793,110
GATX Corp.
4.550%, 11/07/28	71	68,219
3.500%, 06/01/32	400	339,329
4.900%, 03/15/33	10	9,309
6.050%, 03/15/34	563	562,947
General Dynamics Corp.
2.375%, 11/15/24	50	49,140
General Electric Co.
6.150%, 08/07/37	74	75,945
General Motors Co.
6.125%, 10/01/25	31	31,104
4.200%, 10/01/27	157	149,823
5.000%, 10/01/28	719	702,223
5.400%, 10/15/29	2,824	2,778,192
# 5.600%, 10/15/32	1,696	1,666,715
5.000%, 04/01/35	644	589,770
6.600%, 04/01/36	5,362	5,517,339
5.150%, 04/01/38	1,517	1,366,645
6.250%, 10/02/43	2,930	2,856,257
General Motors Financial Co., Inc.
1.200%, 10/15/24	316	309,506
3.500%, 11/07/24	2,088	2,063,185
4.000%, 01/15/25	40	39,468
2.900%, 02/26/25	503	491,268
3.800%, 04/07/25	223	218,799
2.750%, 06/20/25	225	217,322
1.250%, 01/08/26	119	110,569
4.350%, 01/17/27	144	139,303
2.700%, 08/20/27	458	417,474
# 2.400%, 04/10/28	703	621,907
2.400%, 10/15/28	50	43,464
5.650%, 01/17/29	311	308,055
4.300%, 04/06/29	1,439	1,348,876
3.600%, 06/21/30	1,393	1,226,320
2.350%, 01/08/31	1,667	1,339,795
5.750%, 02/08/31	371	366,566
2.700%, 06/10/31	1,414	1,145,780
3.100%, 01/12/32	2,128	1,754,806
6.400%, 01/09/33	2,077	2,116,666
6.100%, 01/07/34	86	85,437
Georgia Power Co.
2.200%, 09/15/24	745	735,259
4.750%, 09/01/40	188	164,890
4.300%, 03/15/42	789	651,961
Georgia-Pacific LLC
Ω 0.625%, 05/15/24	3,383	3,376,659
Ω 3.600%, 03/01/25	345	339,244
Ω 1.750%, 09/30/25	63	59,743
8.875%, 05/15/31	708	847,212

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Gilead Sciences, Inc.
3.500%, 02/01/25	452	$444,938
4.000%, 09/01/36	107	91,872
2.600%, 10/01/40	810	542,069
5.650%, 12/01/41	6,761	6,628,955
GlaxoSmithKline Capital PLC
3.000%, 06/01/24	1,820	1,816,041
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38	200	216,217
Global Payments, Inc.
1.500%, 11/15/24	1,847	1,805,362
2.650%, 02/15/25	851	830,007
2.150%, 01/15/27	283	259,099
4.450%, 06/01/28	697	664,818
3.200%, 08/15/29	1,026	905,256
2.900%, 05/15/30	564	480,685
2.900%, 11/15/31	858	704,738
Goldman Sachs Group, Inc. (The)
3.850%, 07/08/24, MTN	6,883	6,858,473
2.125%, 09/30/24, MTN	750	795,962
3.500%, 01/23/25	2,781	2,737,540
3.375%, 03/27/25	904	962,460
3.750%, 05/22/25	185	181,371
4.250%, 01/29/26, MTN	3,000	3,684,828
2.600%, 02/07/30	821	704,193
3.800%, 03/15/30	500	457,375
6.125%, 02/15/33	1,287	1,340,132
6.250%, 02/01/41	6,590	6,882,131
Halliburton Co.
4.850%, 11/15/35	2,888	2,719,348
6.700%, 09/15/38	743	799,822
7.450%, 09/15/39	4,662	5,392,916
4.500%, 11/15/41	464	393,367
4.750%, 08/01/43	286	248,351
Harley-Davidson Financial Services, Inc.
Ω 3.050%, 02/14/27	5,323	4,929,305
Ω 6.500%, 03/10/28	1,745	1,762,643
Hartford Financial Services Group, Inc. (The)
6.625%, 03/30/40	50	53,220
6.100%, 10/01/41	86	87,381
Hasbro, Inc.
3.500%, 09/15/27	25	23,261
6.350%, 03/15/40	6,052	6,026,394
HCA, Inc.
5.375%, 02/01/25	645	642,108
7.690%, 06/15/25	340	346,798
7.500%, 11/06/33	3,011	3,281,844
4.375%, 03/15/42	450	359,545
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 1.500%, 06/01/25	802	765,039
Ω 2.200%, 06/01/30	253	209,244

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Healthcare Realty Holdings, LP
3.875%, 05/01/25	101	$98,613
3.625%, 01/15/28	2,342	2,130,485
3.100%, 02/15/30	153	130,361
2.400%, 03/15/30	2,678	2,143,487
2.000%, 03/15/31	261	201,542
Hess Corp.
7.875%, 10/01/29	110	122,055
7.300%, 08/15/31	190	208,789
7.125%, 03/15/33	200	219,275
6.000%, 01/15/40	1,716	1,722,764
5.600%, 02/15/41	1,145	1,113,953
Hewlett Packard Enterprise Co.
5.900%, 10/01/24	130	130,038
Home Depot, Inc. (The)
5.400%, 09/15/40	1,710	1,669,469
5.950%, 04/01/41	1,308	1,354,737
4.200%, 04/01/43	80	66,623
Host Hotels & Resorts, LP
4.000%, 06/15/25	638	623,929
3.375%, 12/15/29	6,284	5,485,126
2.900%, 12/15/31	795	646,780
HP, Inc.
2.650%, 06/17/31	1,376	1,133,802
# 6.000%, 09/15/41	2,206	2,188,863
Humana, Inc.
3.850%, 10/01/24	67	66,446
Huntington Bancshares, Inc.
2.625%, 08/06/24	900	892,345
# 4.000%, 05/15/25	50	49,035
2.550%, 02/04/30	1,925	1,605,409
Huntsman International LLC
4.500%, 05/01/29	1,085	1,012,370
2.950%, 06/15/31	1,898	1,537,027
Hyatt Hotels Corp.
4.375%, 09/15/28	10	9,523
Illumina, Inc.
2.550%, 03/23/31	517	415,907
Intel Corp.
2.875%, 05/11/24	100	99,934
# 4.000%, 12/15/32	50	45,059
5.200%, 02/10/33	70	68,297
4.600%, 03/25/40	3,835	3,389,996
2.800%, 08/12/41	135	90,976
4.800%, 10/01/41	2,143	1,904,201
5.625%, 02/10/43	2,498	2,427,975
Intercontinental Exchange, Inc.
2.100%, 06/15/30	3,652	3,028,954
International Business Machines Corp.
3.000%, 05/15/24	2,700	2,697,293
3.500%, 05/15/29	113	104,000
4.400%, 07/27/32	125	116,518

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
4.150%, 05/15/39	3,116	$2,606,624
5.600%, 11/30/39	1,823	1,808,142
2.850%, 05/15/40	3,012	2,091,376
4.000%, 06/20/42	1,143	912,351
International Flavors & Fragrances, Inc.
4.450%, 09/26/28	122	116,212
Ω 3.268%, 11/15/40	2,730	1,857,162
Interpublic Group of Cos., Inc. (The)
4.650%, 10/01/28	68	65,494
2.400%, 03/01/31	30	24,499
3.375%, 03/01/41	158	112,238
Interstate Power and Light Co.
3.250%, 12/01/24	3,958	3,904,596
4.100%, 09/26/28	192	181,606
2.300%, 06/01/30	45	37,468
6.250%, 07/15/39	200	201,826
Invitation Homes Operating Partnership, LP
2.300%, 11/15/28	230	199,020
4.150%, 04/15/32	346	308,185
2.700%, 01/15/34	40	30,773
J.M. Smucker Co. (The)
4.250%, 03/15/35	325	285,646
Jabil, Inc.
1.700%, 04/15/26	955	883,613
4.250%, 05/15/27	830	795,663
3.950%, 01/12/28	701	657,453
3.600%, 01/15/30	1,364	1,207,177
3.000%, 01/15/31	1,028	860,116
Jackson Financial, Inc.
3.125%, 11/23/31	4,484	3,673,438
5.670%, 06/08/32	100	98,404
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	2,999	2,948,813
Janus Henderson US Holdings, Inc.
4.875%, 08/01/25	175	172,767
Jefferies Financial Group, Inc.
4.850%, 01/15/27	68	66,682
5.875%, 07/21/28	620	617,408
4.150%, 01/23/30	5,766	5,239,329
2.625%, 10/15/31	4,311	3,425,960
2.750%, 10/15/32	1,135	880,979
6.250%, 01/15/36	2,256	2,247,386
6.500%, 01/20/43	550	550,505
Johnson & Johnson
5.950%, 08/15/37	72	76,654
4.500%, 09/01/40	50	45,794
JPMorgan Chase & Co.
3.625%, 05/13/24	4,376	4,373,178
3.300%, 04/01/26	169	162,453

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
6.400%, 05/15/38	2,452	$2,648,108
5.500%, 10/15/40	3,892	3,834,824
5.600%, 07/15/41	2,473	2,461,073
5.400%, 01/06/42	2,537	2,470,010
Juniper Networks, Inc.
3.750%, 08/15/29	429	391,564
2.000%, 12/10/30	1,161	914,074
Kemper Corp.
3.800%, 02/23/32	730	601,679
Keysight Technologies, Inc.
4.550%, 10/30/24	750	746,652
Kimco Realty OP LLC
3.300%, 02/01/25	669	656,610
1.900%, 03/01/28	115	100,549
2.700%, 10/01/30	213	178,919
2.250%, 12/01/31	106	83,014
Kinder Morgan Energy Partners, LP
4.250%, 09/01/24	221	219,703
7.400%, 03/15/31	75	81,329
7.750%, 03/15/32	380	419,169
7.300%, 08/15/33	1,572	1,717,746
5.800%, 03/15/35	879	863,568
6.500%, 02/01/37	827	834,280
6.950%, 01/15/38, MTN	4,487	4,783,156
6.500%, 09/01/39	2,773	2,795,001
6.550%, 09/15/40	2,318	2,346,042
7.500%, 11/15/40	100	109,726
6.375%, 03/01/41	2,032	2,014,213
5.625%, 09/01/41	778	718,164
5.000%, 08/15/42	1,492	1,276,066
5.000%, 03/01/43	4,781	4,082,486
5.500%, 03/01/44	1,428	1,289,593
Kinder Morgan, Inc.
7.800%, 08/01/31, MTN	3,210	3,563,847
7.750%, 01/15/32, MTN	3,122	3,456,605
4.800%, 02/01/33	50	46,355
5.200%, 06/01/33	50	47,642
5.300%, 12/01/34	335	320,145
Kraft Heinz Foods Co.
5.000%, 07/15/35	537	512,090
6.875%, 01/26/39	734	799,536
Ω 7.125%, 08/01/39	1,780	1,962,767
4.625%, 10/01/39	332	287,033
6.500%, 02/09/40	3,779	3,973,219
5.000%, 06/04/42	637	568,937
Kroger Co. (The)
# 6.900%, 04/15/38	35	38,143
Kyndryl Holdings, Inc.
6.350%, 02/20/34	1,785	1,775,397
4.100%, 10/15/41	750	549,664
L3Harris Technologies, Inc.
4.854%, 04/27/35	75	69,426

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Laboratory Corp. of America Holdings
3.250%, 09/01/24	693	$686,821
2.300%, 12/01/24	5	4,900
2.950%, 12/01/29	25	21,946
Lazard Group LLC
3.625%, 03/01/27	71	67,214
4.500%, 09/19/28	2,710	2,579,867
4.375%, 03/11/29	559	526,080
Lear Corp.
3.800%, 09/15/27	388	367,365
4.250%, 05/15/29	1,404	1,317,362
3.500%, 05/30/30	1,207	1,064,755
2.600%, 01/15/32	370	295,130
Legg Mason, Inc.
3.950%, 07/15/24	1,710	1,702,103
Leggett & Platt, Inc.
3.500%, 11/15/27	100	91,267
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	3,036	2,882,017
Ω 6.500%, 03/15/35	1,440	1,380,965
Liberty Utilities Finance GP 1
Ω 2.050%, 09/15/30	986	778,063
Lincoln National Corp.
3.350%, 03/09/25	46	44,983
3.800%, 03/01/28	729	686,899
# 3.050%, 01/15/30	3,039	2,625,182
3.400%, 01/15/31	4,074	3,487,509
3.400%, 03/01/32	2,557	2,137,336
5.852%, 03/15/34	675	648,505
7.000%, 06/15/40	9,233	9,774,700
Lockheed Martin Corp.
6.150%, 09/01/36	316	335,269
Loews Corp.
4.125%, 05/15/43	250	202,403
Lowe’s Cos., Inc.
5.000%, 04/15/40	100	90,664
LYB International Finance III LLC
1.250%, 10/01/25	130	121,832
3.375%, 10/01/40	2,662	1,909,471
Marathon Petroleum Corp.
3.625%, 09/15/24	900	892,173
4.700%, 05/01/25	425	420,692
3.800%, 04/01/28	25	23,554
6.500%, 03/01/41	1,193	1,237,335
Marriott International, Inc.
3.750%, 03/15/25	25	24,559
4.000%, 04/15/28	504	477,526
Mars, Inc.
Ω 1.625%, 07/16/32	175	131,843
Ω 3.600%, 04/01/34	396	342,588
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	3,169	3,162,200

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
5.750%, 11/01/32	200	$204,730
4.750%, 03/15/39	1,180	1,071,951
McDonald’s Corp.
6.300%, 10/15/37	147	154,836
6.300%, 03/01/38	5	5,259
5.700%, 02/01/39, MTN	64	63,742
3.700%, 02/15/42, MTN	55	42,256
Medtronic, Inc.
4.375%, 03/15/35	760	698,951
Merck Sharp & Dohme Corp.
6.400%, 03/01/28	40	41,862
Meta Platforms, Inc.
4.600%, 05/15/28	23,580	23,161,361
MetLife, Inc.
3.000%, 03/01/25	250	244,865
# 6.500%, 12/15/32	1,700	1,825,447
5.375%, 07/15/33	360	357,330
5.700%, 06/15/35	392	395,315
5.875%, 02/06/41	937	938,535
4.125%, 08/13/42	438	353,724
4.875%, 11/13/43	3,500	3,108,160
Micron Technology, Inc.
4.975%, 02/06/26	34	33,630
4.185%, 02/15/27	77	74,338
5.327%, 02/06/29	1,513	1,498,121
6.750%, 11/01/29	2,816	2,959,326
4.663%, 02/15/30	2,343	2,231,123
2.703%, 04/15/32	923	746,979
5.875%, 02/09/33	295	296,568
5.875%, 09/15/33	3,348	3,362,849
3.366%, 11/01/41	1,719	1,219,978
Mississippi Power Co.
4.250%, 03/15/42	648	521,088
Mohawk Industries, Inc.
# 3.625%, 05/15/30	750	673,290
Molson Coors Beverage Co.
5.000%, 05/01/42	2,341	2,097,596
Morgan Stanley
3.700%, 10/23/24	1,967	1,950,506
1.750%, 01/30/25, MTN	1,500	1,579,938
3.875%, 01/27/26	172	167,087
6.250%, 08/09/26, MTN	209	212,280
3.625%, 01/20/27	420	401,509
7.250%, 04/01/32	1,516	1,691,364
6.375%, 07/24/42	4,236	4,568,515
Mosaic Co. (The)
# 5.450%, 11/15/33	770	744,409
Motorola Solutions, Inc.
4.000%, 09/01/24	105	104,333
2.300%, 11/15/30	1,937	1,593,163
2.750%, 05/24/31	2,781	2,310,472
5.600%, 06/01/32	1,853	1,842,989
MPLX, LP
4.875%, 12/01/24	158	156,988

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
4.000%, 02/15/25	1,380	$1,358,604
4.250%, 12/01/27	124	118,790
4.000%, 03/15/28	653	618,940
# 4.800%, 02/15/29	359	347,294
4.500%, 04/15/38	2,290	1,957,039
Mylan, Inc.
4.550%, 04/15/28	3,729	3,543,531
National Fuel Gas Co.
2.950%, 03/01/31	5,831	4,793,663
National Rural Utilities Cooperative Finance Corp.
1.000%, 10/18/24, MTN	4,217	4,116,641
1.875%, 02/07/25, MTN	873	848,931
8.000%, 03/01/32	980	1,115,147
National Securities Clearing Corp.
Ω 0.750%, 12/07/25	400	371,809
Nestle Holdings, Inc.
#Ω 5.000%, 03/14/28	2,400	2,383,619
Ω 3.625%, 09/24/28	18,903	17,767,274
Ω 3.900%, 09/24/38	13,000	10,962,281
NewMarket Corp.
2.700%, 03/18/31	2,860	2,351,447
Newmont Corp.
2.250%, 10/01/30	51	42,291
6.250%, 10/01/39	1,655	1,715,887
4.875%, 03/15/42	257	230,311
NextEra Energy Capital Holdings, Inc.
4.255%, 09/01/24	206	204,847
4.450%, 06/20/25	100	98,580
5.000%, 07/15/32	3,200	3,076,616
5.250%, 03/15/34	1,300	1,247,304
NiSource, Inc.
5.250%, 02/15/43	300	271,319
NNN REIT, Inc.
3.900%, 06/15/24	62	61,842
3.500%, 10/15/27	115	107,482
Northrop Grumman Corp.
5.150%, 05/01/40	158	148,361
NOV, Inc.
3.950%, 12/01/42	500	367,211
Nucor Corp.
2.000%, 06/01/25	31	29,869
3.125%, 04/01/32	75	63,998
6.400%, 12/01/37	189	200,225
Nuveen Finance LLC
Ω 4.125%, 11/01/24	1,177	1,166,019
NVIDIA Corp.
3.500%, 04/01/40	326	262,101
Oklahoma Gas and Electric Co.
5.850%, 06/01/40	500	488,780
5.250%, 05/15/41	750	689,513

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Omnicom Group, Inc./ Omnicom Capital, Inc.
3.650%, 11/01/24	5,700	$5,639,157
ONEOK Partners, LP
6.650%, 10/01/36	50	51,729
6.125%, 02/01/41	1,143	1,119,761
ONEOK, Inc.
2.750%, 09/01/24	451	446,220
5.850%, 01/15/26	67	67,255
4.000%, 07/13/27	212	202,100
4.550%, 07/15/28	327	314,460
4.350%, 03/15/29	1,893	1,795,285
3.400%, 09/01/29	704	634,355
3.100%, 03/15/30	48	41,859
6.350%, 01/15/31	3,456	3,563,808
6.100%, 11/15/32	395	401,265
Oracle Corp.
2.500%, 04/01/25	133	129,115
2.950%, 05/15/25	113	109,895
3.250%, 11/15/27	37	34,381
# 2.950%, 04/01/30	582	505,502
# 3.250%, 05/15/30	206	182,312
2.875%, 03/25/31	777	656,621
6.250%, 11/09/32	414	429,437
4.300%, 07/08/34	400	355,250
3.900%, 05/15/35	2,622	2,213,434
3.850%, 07/15/36	364	298,203
3.800%, 11/15/37	1,703	1,364,038
6.500%, 04/15/38	743	774,072
6.125%, 07/08/39	661	664,249
3.600%, 04/01/40	1,160	869,181
5.375%, 07/15/40	3,370	3,111,042
3.650%, 03/25/41	495	368,858
Ovintiv, Inc.
5.375%, 01/01/26	1,828	1,812,913
8.125%, 09/15/30	2,175	2,397,809
7.200%, 11/01/31	1,519	1,614,421
7.375%, 11/01/31	1,496	1,599,187
6.250%, 07/15/33	2,029	2,045,138
6.500%, 08/15/34	5,212	5,357,098
6.625%, 08/15/37	521	525,380
6.500%, 02/01/38	1,093	1,096,058
Owens Corning
4.200%, 12/01/24	18	17,822
3.950%, 08/15/29	215	199,903
3.875%, 06/01/30	281	256,613
PACCAR Financial Corp.
5.000%, 03/22/34, MTN	1,500	1,457,659
Parker-Hannifin Corp.
# 3.300%, 11/21/24, MTN	3,050	3,011,447
3.250%, 06/14/29	7	6,355
6.250%, 05/15/38, MTN	34	35,313
PayPal Holdings, Inc.
2.400%, 10/01/24	50	49,332

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Penske Truck Leasing Co., LP/ PTL Finance Corp.
Ω 3.450%, 07/01/24	2,955	$2,943,177
Ω 2.700%, 11/01/24	1,353	1,331,658
Ω 3.950%, 03/10/25	1,877	1,847,181
Ω 4.000%, 07/15/25	1,123	1,097,359
Ω 4.450%, 01/29/26	391	381,843
Ω 3.350%, 11/01/29	310	274,391
Ω 6.200%, 06/15/30	475	484,264
Pfizer, Inc.
7.200%, 03/15/39	9,510	10,959,310
2.550%, 05/28/40	80	54,395
5.600%, 09/15/40	469	466,108
Philip Morris International, Inc.
2.875%, 05/01/24	2,292	2,292,000
0.625%, 11/08/24	500	525,617
3.250%, 11/10/24	221	218,420
# 3.125%, 08/17/27	314	293,986
3.125%, 03/02/28	299	275,777
5.625%, 11/17/29	123	124,039
5.125%, 02/15/30	1,374	1,350,660
5.750%, 11/17/32	2,211	2,225,997
5.375%, 02/15/33	2,589	2,537,497
5.625%, 09/07/33	4,962	4,933,948
6.375%, 05/16/38	4,545	4,779,764
4.375%, 11/15/41	9,887	8,152,809
4.500%, 03/20/42	4,134	3,450,466
3.875%, 08/21/42	7,341	5,614,467
4.125%, 03/04/43	7,217	5,690,327
Phillips 66
3.900%, 03/15/28	648	613,264
4.650%, 11/15/34	2,835	2,593,860
5.875%, 05/01/42	3,980	3,974,433
Plains All American Pipeline, LP/PAA Finance Corp.
3.600%, 11/01/24	2,482	2,454,374
3.800%, 09/15/30	1,086	973,249
6.650%, 01/15/37	3,311	3,418,125
5.150%, 06/01/42	2,365	2,039,589
4.300%, 01/31/43	2,606	2,014,270
PNC Bank NA
2.500%, 08/27/24	1,521	1,505,718
3.300%, 10/30/24	2,821	2,789,792
PNC Financial Services Group, Inc. (The)
2.200%, 11/01/24	2,246	2,208,037
3.450%, 04/23/29	1,366	1,244,977
2.550%, 01/22/30	3,339	2,851,569
PPG Industries, Inc.
2.400%, 08/15/24	2,056	2,034,885
Precision Castparts Corp.
3.900%, 01/15/43	845	677,850
Primerica, Inc.
2.800%, 11/19/31	413	336,839

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Principal Financial Group, Inc.
3.400%, 05/15/25	54	$52,793
3.100%, 11/15/26	40	37,723
3.700%, 05/15/29	434	398,761
6.050%, 10/15/36	440	449,952
Progress Energy, Inc.
7.750%, 03/01/31	838	932,904
7.000%, 10/30/31	183	198,117
# 6.000%, 12/01/39	3,935	3,876,648
Progressive Corp. (The)
6.250%, 12/01/32	737	778,228
Prologis, LP
2.125%, 04/15/27	44	40,140
5.125%, 01/15/34	1,500	1,447,078
Prudential Financial, Inc.
5.700%, 12/14/36, MTN	386	390,173
6.625%, 12/01/37, MTN	1,270	1,377,157
3.000%, 03/10/40	50	36,062
6.625%, 06/21/40, MTN	554	599,956
6.200%, 11/15/40, MTN	110	111,261
Public Service Enterprise Group, Inc.
2.875%, 06/15/24	150	149,450
Public Storage Operating Co.
2.300%, 05/01/31	145	118,612
2.250%, 11/09/31	264	211,717
PulteGroup, Inc.
5.000%, 01/15/27	151	148,711
7.875%, 06/15/32	1,846	2,084,460
6.375%, 05/15/33	688	709,887
6.000%, 02/15/35	829	833,019
PVH Corp.
4.625%, 07/10/25	6,491	6,376,692
QUALCOMM, Inc.
2.900%, 05/20/24	134	133,815
Quanta Services, Inc.
2.900%, 10/01/30	640	547,334
2.350%, 01/15/32	194	153,066
3.050%, 10/01/41	365	247,224
Raymond James Financial, Inc.
4.650%, 04/01/30	6,555	6,310,411
Rayonier, LP
2.750%, 05/17/31	1,261	1,017,865
Realty Income Corp.
3.875%, 07/15/24	412	410,566
3.200%, 01/15/27	4,417	4,150,991
3.950%, 08/15/27	35	33,440
2.100%, 03/15/28	2,352	2,072,117
2.200%, 06/15/28	100	87,743
4.000%, 07/15/29	4,308	4,013,610
3.100%, 12/15/29	265	235,184
3.400%, 01/15/30	5,559	4,955,133
4.850%, 03/15/30	680	655,822
3.250%, 01/15/31	1,789	1,557,146

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.200%, 02/15/31	2,998	$2,575,797
2.700%, 02/15/32	792	642,312
5.625%, 10/13/32	6,318	6,277,931
4.900%, 07/15/33	2,815	2,644,158
5.875%, 03/15/35	1,315	1,314,272
Reinsurance Group of America, Inc.
3.150%, 06/15/30	631	550,556
6.000%, 09/15/33	450	451,881
Republic Services, Inc.
6.200%, 03/01/40	152	159,411
Revvity, Inc.
1.900%, 09/15/28	162	138,805
3.300%, 09/15/29	25	22,328
2.550%, 03/15/31	747	613,447
Ross Stores, Inc.
3.375%, 09/15/24	225	222,729
1.875%, 04/15/31	154	122,722
Royalty Pharma PLC
1.200%, 09/02/25	323	304,177
1.750%, 09/02/27	199	175,988
2.200%, 09/02/30	225	182,592
2.150%, 09/02/31	362	283,731
3.300%, 09/02/40	10,185	7,177,626
RTX Corp.
3.150%, 12/15/24	75	73,802
5.400%, 05/01/35	200	195,861
6.125%, 07/15/38	877	894,202
4.450%, 11/16/38	240	207,314
4.875%, 10/15/40	110	98,162
4.500%, 06/01/42	1,356	1,152,098
Ryder System, Inc.
2.500%, 09/01/24, MTN	100	98,857
3.350%, 09/01/25, MTN	202	195,638
2.900%, 12/01/26	39	36,494
Schlumberger Holdings Corp.
Ω 3.750%, 05/01/24	2,805	2,805,000
Ω 3.900%, 05/17/28	149	141,142
Ω 4.300%, 05/01/29	993	948,477
4.300%, 05/01/29	50	47,758
Sempra
3.700%, 04/01/29	100	91,777
3.800%, 02/01/38	54	42,870
6.000%, 10/15/39	2,104	2,059,241
Sempra Global
Ω 3.250%, 01/15/32	2,845	2,291,680
Shell International Finance BV
4.125%, 05/11/35	281	252,603
6.375%, 12/15/38	4,628	5,001,519
5.500%, 03/25/40	1,582	1,575,558
4.550%, 08/12/43	6,252	5,460,359
Sherwin-Williams Co. (The)
3.125%, 06/01/24	150	149,624

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Simon Property Group, LP
2.000%, 09/13/24	5,462	$5,389,856
# 3.375%, 10/01/24	4,351	4,308,377
3.500%, 09/01/25	252	245,408
3.300%, 01/15/26	768	739,320
1.375%, 01/15/27	1,210	1,088,285
# 3.375%, 12/01/27	251	234,644
2.450%, 09/13/29	380	326,998
2.650%, 07/15/30	422	360,035
2.200%, 02/01/31	4,480	3,626,262
2.250%, 01/15/32	2,253	1,786,966
2.650%, 02/01/32	352	287,180
5.500%, 03/08/33	7,850	7,752,254
6.250%, 01/15/34	50	51,690
6.750%, 02/01/40	4,717	5,045,575
4.750%, 03/15/42	2,278	1,970,472
Southern California Edison Co.
6.650%, 04/01/29	2,045	2,119,647
Southern Co. (The)
4.250%, 07/01/36	75	64,670
Southwest Airlines Co.
5.250%, 05/04/25	125	124,286
Southwest Gas Corp.
2.200%, 06/15/30	1,153	955,360
4.050%, 03/15/32	2,892	2,575,132
Southwestern Electric Power Co.
5.300%, 04/01/33	127	121,011
6.200%, 03/15/40	314	318,307
Stanley Black & Decker, Inc.
2.300%, 03/15/30	9,546	7,922,900
3.000%, 05/15/32	100	82,496
5.200%, 09/01/40	5,394	4,925,169
Steel Dynamics, Inc.
2.800%, 12/15/24	150	147,240
Stellantis Finance US, Inc.
#Ω 5.625%, 01/12/28	2,660	2,681,990
2.691%, 09/15/31	760	621,692
Ω 2.691%, 09/15/31	899	735,396
# 6.375%, 09/12/32	951	994,667
#Ω 6.375%, 09/12/32	8,070	8,440,552
Sun Communities Operating, LP
4.200%, 04/15/32	350	306,470
5.700%, 01/15/33	716	692,298
Sutter Health
3.161%, 08/15/40	90	66,017
Tanger Properties, LP
2.750%, 09/01/31	50	39,901
Targa Resources Corp.
4.200%, 02/01/33	887	782,943
6.125%, 03/15/33	525	531,535
Target Corp.
3.500%, 07/01/24	350	348,774

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
6.500%, 10/15/37	100	$108,654
Tennessee Valley Authority
6.750%, 11/01/25	437	446,874
2.875%, 02/01/27	239	226,302
7.125%, 05/01/30	110	122,590
5.500%, 06/15/38	83	84,606
# 5.250%, 09/15/39	1,546	1,552,503
3.500%, 12/15/42	435	346,129
Texas Instruments, Inc.
2.625%, 05/15/24	1,235	1,233,673
2.900%, 11/03/27	4,000	3,721,286
3.875%, 03/15/39	1,060	902,113
Textron, Inc.
2.450%, 03/15/31	101	82,876
Timken Co. (The)
4.125%, 04/01/32	295	261,579
TJX Cos., Inc. (The)
3.875%, 04/15/30	90	83,627
Transcontinental Gas Pipe Line Co. LLC
4.450%, 08/01/42	68	57,440
Travelers Cos., Inc. (The)
6.250%, 06/15/37, MTN	50	52,826
5.350%, 11/01/40	207	200,841
Trimble, Inc.
4.750%, 12/01/24	2,300	2,282,965
6.100%, 03/15/33	100	101,460
Truist Bank
2.150%, 12/06/24	444	434,910
1.500%, 03/10/25	3,349	3,231,689
Truist Financial Corp.
2.500%, 08/01/24, MTN	425	421,466
2.850%, 10/26/24, MTN	1,300	1,281,493
4.000%, 05/01/25	355	349,053
TWDC Enterprises 18 Corp.
7.000%, 03/01/32	181	199,659
4.375%, 08/16/41	175	149,127
4.125%, 12/01/41	146	120,920
UDR, Inc.
3.000%, 08/15/31	100	84,728
Union Pacific Corp.
4.375%, 09/10/38	80	70,120
3.550%, 08/15/39, MTN	1,100	871,687
3.375%, 02/14/42	370	278,160
United Parcel Service, Inc.
2.200%, 09/01/24	750	741,108
5.200%, 04/01/40	1,737	1,667,464
UnitedHealth Group, Inc.
4.625%, 07/15/35	146	136,930
6.500%, 06/15/37	1,450	1,567,653
6.875%, 02/15/38	3,665	4,101,509
3.500%, 08/15/39	36	28,277
2.750%, 05/15/40	260	182,112
5.950%, 02/15/41	200	205,194
4.625%, 11/15/41	2,229	1,973,143
3.950%, 10/15/42	926	748,170

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face
	Amount^	Value†
	(000)
Unum Group
3.875%, 11/05/25	33	$31,882
4.000%, 06/15/29	80	73,807
5.750%, 08/15/42	80	75,253
US Bancorp
# 1.375%, 07/22/30	693	542,499
US Bank NA
2.800%, 01/27/25	2,055	2,011,675
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	365	350,027
Valero Energy Corp.
7.500%, 04/15/32	410	458,393
6.625%, 06/15/37	651	687,371
Ventas Realty, LP
2.650%, 01/15/25	15	14,656
3.500%, 02/01/25	711	698,116
4.750%, 11/15/30	17	16,013
5.700%, 09/30/43	540	495,978
VeriSign, Inc.
5.250%, 04/01/25	95	94,607
2.700%, 06/15/31	536	439,512
Verizon Communications, Inc.
3.500%, 11/01/24	1,100	1,088,214
3.376%, 02/15/25	99	97,246
4.400%, 11/01/34	1,102	999,459
4.272%, 01/15/36	200	177,044
4.812%, 03/15/39	4,662	4,221,737
2.650%, 11/20/40	4,031	2,693,369
3.400%, 03/22/41	4,262	3,173,114
2.850%, 09/03/41	2,059	1,403,923
3.850%, 11/01/42	100	77,715
6.550%, 09/15/43	1,527	1,657,398
VF Corp.
2.400%, 04/23/25	362	349,185
Viatris, Inc.
1.650%, 06/22/25	327	311,491
2.300%, 06/22/27	1,397	1,256,120
# 2.700%, 06/22/30	2,383	1,970,664
3.850%, 06/22/40	698	493,000
Virginia Electric and Power Co.
5.300%, 08/15/33	50	48,605
6.000%, 01/15/36	500	507,942
6.000%, 05/15/37	600	603,383
6.350%, 11/30/37	50	51,944
8.875%, 11/15/38	2,510	3,208,309
4.000%, 01/15/43	1,500	1,179,208
4.450%, 02/15/44	600	498,090
VMware LLC
1.400%, 08/15/26	160	145,501
W. P. Carey, Inc.
3.850%, 07/15/29	10	9,222

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30	234	$200,692
Walt Disney Co. (The)
1.750%, 08/30/24	200	197,489
3.700%, 09/15/24	103	102,246
6.200%, 12/15/34	100	106,666
6.400%, 12/15/35	112	120,336
6.650%, 11/15/37	905	997,869
3.500%, 05/13/40	245	190,811
6.150%, 02/15/41	618	646,476
Warnermedia Holdings, Inc.
4.054%, 03/15/29	135	123,145
4.279%, 03/15/32	8,061	6,943,637
5.050%, 03/15/42	4,280	3,426,193
Wells Fargo & Co.
# 3.300%, 09/09/24, MTN	4,388	4,351,452
3.000%, 02/19/25	1,767	1,728,816
1.625%, 06/02/25, MTN	3,000	3,127,297
3.550%, 09/29/25, MTN	91	88,479
3.000%, 04/22/26	454	433,084
3.000%, 10/23/26	154	144,851
1.375%, 10/26/26, MTN	3,000	3,021,890
4.150%, 01/24/29	503	475,997
5.375%, 02/07/35	110	109,139
Welltower OP LLC
4.125%, 03/15/29	330	309,140
3.100%, 01/15/30	178	156,351
2.750%, 01/15/31	121	101,603
2.800%, 06/01/31	529	442,443
6.500%, 03/15/41	509	531,699
Western Union Co. (The)
2.750%, 03/15/31	2,993	2,437,992
# 6.200%, 11/17/36	2,991	2,975,788
6.200%, 06/21/40	681	659,591
Westlake Corp.
2.875%, 08/15/41	48	31,485
WestRock MWV LLC
7.950%, 02/15/31	108	120,433
Weyerhaeuser Co.
7.375%, 03/15/32	1,074	1,189,891
Whirlpool Corp.
# 4.750%, 02/26/29	100	96,278
Williams Cos., Inc. (The)
4.550%, 06/24/24	2,168	2,163,654
3.900%, 01/15/25	248	244,706
4.000%, 09/15/25	121	118,199
7.500%, 01/15/31	1,361	1,487,225
2.600%, 03/15/31	186	153,998
7.750%, 06/15/31	270	293,078
6.300%, 04/15/40	2,357	2,385,749
Willis North America, Inc.
3.600%, 05/15/24	800	799,296
# 4.500%, 09/15/28	413	394,363
2.950%, 09/15/29	40	35,027

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
WP Carey, Inc.
2.400%, 02/01/31	144	$116,926
2.450%, 02/01/32	100	78,357
WRKCo, Inc.
3.000%, 09/15/24	55	54,403
4.000%, 03/15/28	927	875,859
3.900%, 06/01/28	323	303,676
4.900%, 03/15/29	141	137,455
4.200%, 06/01/32	344	313,307
3.000%, 06/15/33	361	293,831
Zimmer Biomet Holdings, Inc.
# 3.550%, 04/01/25	71	69,564
Zoetis, Inc.
4.700%, 02/01/43	228	198,696

TOTAL UNITED STATES		1,474,864,982

TOTAL BONDS		2,500,194,453

U.S. TREASURY OBLIGATIONS — (34.8%)
U.S. Treasury Bills
5.260%, 05/02/24	30,000	29,995,586
5.270%, 05/14/24	25,000	24,952,423
5.230%, 05/28/24	25,000	24,901,187
5.310%, 05/30/24	20,000	19,915,014
5.300%, 06/18/24	25,000	24,824,667
5.310%, 06/25/24	7,000	6,943,560
5.290%, 07/05/24	20,000	19,809,875
5.290%, 07/11/24	25,000	24,740,653
5.300%, 07/16/24	28,000	27,689,962
5.310%, 07/18/24	28,000	27,681,500
5.310%, 07/23/24	25,000	24,697,108
5.330%, 07/25/24	15,000	14,814,151
5.310%, 08/01/24	28,000	27,623,797
5.320%, 08/13/24	25,000	24,620,833
U.S. Treasury Bonds
6.125%, 08/15/29	12,000	12,779,531
1.125%, 08/15/40	45,506	26,521,349
1.750%, 08/15/41	28,587	18,151,692
2.000%, 11/15/41	12,462	8,232,709
2.375%, 02/15/42	13,386	9,385,364
3.250%, 05/15/42	2,642	2,122,166
3.875%, 05/15/43	63,000	54,940,430
4.375%, 08/15/43	15,184	14,180,432
3.625%, 08/15/43	25,000	20,971,680
U.S. Treasury Notes
0.250%, 05/15/24	25,895	25,843,824
# 2.500%, 05/31/24	66,862	66,700,269
# 2.000%, 05/31/24	25,000	24,929,558
# 0.250%, 06/15/24	30,814	30,616,297
# 3.000%, 06/30/24	70,529	70,241,099
# 2.000%, 06/30/24	20,000	19,885,547
# 1.750%, 06/30/24	20,000	19,877,148

	Face Amount^	Value†
	(000)
U.S. Treasury Notes
1.750%, 07/31/24	20,000	$19,820,508
3.000%, 07/31/24	20,643	20,518,820
# 1.875%, 08/31/24	20,000	19,769,531
# 3.250%, 08/31/24	19,160	19,026,328
0.625%, 10/15/24	237	231,964
# 1.500%, 10/31/24	15,000	14,716,260
2.000%, 02/15/25	2	1,948
1.750%, 03/15/25	92	89,249
5.490%, 04/30/25	49,000	49,051,680
5.446%, 07/31/25	100,000	100,043,711
5.491%, 10/31/25	100,000	100,115,739
0.375%, 01/31/26	—	276
5.566%, 01/31/26	108,753	108,991,893
5.471%, 04/30/26	70,000	69,978,317
0.750%, 05/31/26	—	92
1.500%, 08/15/26	1	648
0.500%, 05/31/27	20,976	18,381,039
0.500%, 06/30/27	22,640	19,778,162
2.750%, 07/31/27	21,171	19,844,505
0.375%, 07/31/27	17,931	15,539,033
2.250%, 08/15/27	19,742	18,191,945
3.125%, 08/31/27	21,684	20,546,437
0.500%, 08/31/27	18,163	15,759,240
4.125%, 09/30/27	39,560	38,680,717
0.375%, 09/30/27	27,000	23,248,477
4.125%, 10/31/27	25,780	25,188,775
0.500%, 10/31/27	22,000	18,960,391
2.250%, 11/15/27	15,671	14,367,736
3.875%, 11/30/27	18,000	17,437,500
0.625%, 11/30/27	23,000	19,852,773
0.625%, 12/31/27	20,000	17,205,469
3.875%, 12/31/27	20,776	20,118,634
3.500%, 01/31/28	15,360	14,669,400
2.750%, 02/15/28	25,712	23,888,055
4.000%, 02/29/28	16,264	15,806,575
3.625%, 03/31/28	27,008	25,883,370
3.500%, 04/30/28	23,643	22,539,352
3.625%, 05/31/28	17,780	17,022,266
1.250%, 06/30/28	3,451	2,995,091
1.125%, 08/31/28	16,810	14,438,214
1.250%, 09/30/28	25,320	21,811,795
1.750%, 01/31/29	31,372	27,411,285
2.375%, 03/31/29	68,182	61,172,038
2.875%, 04/30/29	73,419	67,384,876
3.250%, 06/30/29	78,468	73,155,805
2.625%, 07/31/29	2,134	1,927,435
3.125%, 08/31/29	200	185,031
3.875%, 09/30/29	981	941,300
3.875%, 11/30/29	5,425	5,199,100
3.875%, 12/31/29	6,474	6,201,637
3.500%, 01/31/30	11,565	10,856,192

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
U.S. Treasury Notes
4.000%, 02/28/30	38,725	$37,306,092
3.500%, 04/30/30	836	783,293
3.750%, 05/31/30	3,413	3,238,750
3.750%, 06/30/30	112	106,216
4.875%, 10/31/30	23,882	24,090,967
4.375%, 11/30/30	60,078	58,930,416
3.750%, 12/31/30	1,237	1,169,545
4.000%, 01/31/31	1,421	1,362,994
4.125%, 03/31/31	28,561	27,588,141
1.250%, 08/15/31	20,000	15,797,656
2.875%, 05/15/32	2,554	2,244,128

	Face Amount^	Value†
	(000)
U.S. Treasury Notes
4.125%, 11/15/32	10,111	$9,708,140
TOTAL U.S. TREASURY OBLIGATIONS		2,189,862,363

TOTAL INVESTMENT SECURITIES —(95.0%) (Cost $6,061,598,330) 5,979,261,778

	Shares	Value
SECURITIES LENDING COLLATERAL — (5.0%)
The DFA Short Term
@§ Investment Fund	27,255,316	315,289,499

TOTAL INVESTMENTS — (100.0%) (Cost $6,376,887,829)		$6,294,551,277

Forward Currency Contracts

As of April 30, 2024, Dimensional Core Fixed Income ETF had entered into the following forward currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)

USD	53,067,782	GBP	41,930,762	BNY Capital Markets	05/07/24	$562,883
USD	3,406,455	GBP	2,695,407	Morgan Stanley and Co. International	05/07/24	31,318
USD	13,190,846	GBP	10,419,927	UBS Warburg	05/07/24	143,212
USD	43,187,044	JPY	6,646,326,218	State Street Bank and Trust	05/20/24	829,648
USD	97,695,636	AUD	150,119,910	BNY Capital Markets	05/24/24	145,943
EUR	1,456,028	USD	1,559,018	State Street Bank and Trust	07/11/24	2,630
USD	101,496,758	EUR	94,347,834	State Street Bank and Trust	07/24/24	238,118

Total Appreciation						$1,953,752

USD	121,619,516	EUR	113,696,443	Morgan Stanley and Co. International	07/11/24	$(324,463)
EUR	1,723,883	USD	1,855,951	State Street Bank and Trust	07/11/24	(7,018)

Total (Depreciation)						$(331,481)

Total Appreciation (Depreciation)						$1,622,271

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations
United States	$—	$1,289,204,962	$—	$1,289,204,962
Bonds
Australia	—	88,553,341	—	88,553,341
Austria	—	1,263,294	—	1,263,294
Belgium	—	3,174,846	—	3,174,846
Canada	—	191,367,194	—	191,367,194
Denmark	—	6,183,896	—	6,183,896

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Finland	$—	$13,824,545	$—	$13,824,545
France	—	77,869,608	—	77,869,608
Germany	—	113,833,938	—	113,833,938
Ireland	—	19,537,422	—	19,537,422
Italy	—	32,295,175	—	32,295,175
Japan	—	173,888,067	—	173,888,067
Luxembourg	—	23,654,673	—	23,654,673
Netherlands	—	34,377,781	—	34,377,781
New Zealand	—	5,818,651	—	5,818,651
Norway	—	9,290,846	—	9,290,846
Singapore	—	129,469	—	129,469
Spain	—	51,071,616	—	51,071,616
Supranational	—	29,660,871	—	29,660,871
Sweden	—	38,502,049	—	38,502,049
Switzerland	—	15,391,427	—	15,391,427
United Kingdom	—	95,640,762	—	95,640,762
United States	—	1,474,864,982	—	1,474,864,982
U.S. Treasury Obligations
United States	—	2,189,862,363	—	2,189,862,363
Securities Lending Collateral	—	315,289,499	—	315,289,499

Total Investments	$—	$6,294,551,277	$—	$6,294,551,277

Financial instruments
Assets
Forward Currency Contracts**	—	1,953,752	—	1,953,752
Liabilities
Forward Currency Contracts**	—	(331,481)	—	(331,481)

Total Other Financial Instruments	$—	$1,622,271	$—	$1,622,271

**	Valued at the unrealized appreciation (depreciation) on the investment.

See accompanying Notes to Financial Statements.

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (0.1%)
Federal Home Loan Banks
2.875%, 06/14/24		160	$159,498
2.750%, 06/28/24		400	398,205
2.875%, 09/13/24		355	351,711
# 2.750%, 12/13/24		705	693,688
Federal National Mortgage Association
1.750%, 07/02/24		400	397,440
2.625%, 09/06/24		230	227,788
TOTAL AGENCY OBLIGATIONS			2,228,330

BONDS — (85.2%)
AUSTRALIA — (4.5%)
ANZ New Zealand Int’l, Ltd.
Ω 5.950%, 02/18/25		573	574,245
Ω 5.355%, 08/14/28		5,394	5,375,336
APAInfrastructure, Ltd.
Ω 4.200%, 03/23/25		4,368	4,298,053
#Ω 4.250%, 07/15/27		485	467,391
ASB Bank, Ltd.
Ω 5.398%, 11/29/27		300	297,962
Australia & New Zealand Banking Group, Ltd.
Ω 5.994%, 10/03/25		450	451,624
6.164%, 01/18/27		7,000	7,051,968
Ω 6.164%, 01/18/27		250	251,856
5.350%, 11/04/27, MTN	AUD	4,982	3,270,896
4.500%, 03/31/28	AUD	7,751	4,940,823
4.950%, 09/11/28, MTN	AUD	3,500	2,264,582
Bank of New Zealand
Ω 2.000%, 02/21/25		1,046	1,015,272
Commonwealth Bank of Australia
Ω 3.350%, 06/04/24		757	755,263
Ω 5.983%, 01/10/25		775	777,308
Ω 6.094%, 03/14/25		3,661	3,676,409
Ω 5.753%, 07/07/25		2,870	2,872,432
Ω 5.984%, 09/12/25		2,558	2,566,508
Ω 6.104%, 03/13/26		5,395	5,422,838
Ω 1.125%, 06/15/26		544	498,558
Ω 5.874%, 06/15/26		550	550,150
4.400%, 08/18/27, MTN	AUD	4,510	2,877,147
5.000%, 01/13/28, MTN	AUD	15,700	10,191,135
5.290%, 08/17/28, MTN	AUD	6,000	3,917,557
Glencore Funding LLC
Ω 4.000%, 04/16/25		50	49,137
Ω 1.625%, 09/01/25		1,523	1,439,726
Ω 1.625%, 04/27/26		233	215,127

		Face
		Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Ω 5.400%, 05/08/28		2,160	$2,137,043
Macquarie Bank, Ltd.
2.300%, 01/22/25		766	747,312
Ω 6.553%, 12/07/26		1,300	1,314,168
Macquarie Group, Ltd.
Ω 6.207%, 11/22/24		4,632	4,641,190
National Australia Bank, Ltd.
Ω 5.734%, 01/12/25		1,331	1,332,074
Ω 1.388%, 01/12/25		1,400	1,359,967
Ω 6.109%, 05/13/25		2,200	2,207,746
Ω 6.213%, 06/09/25		260	261,407
Ω 6.003%, 12/10/25		6,530	6,555,942
4.944%, 01/12/28		3,000	2,966,076
5.400%, 11/16/28	AUD	2,100	1,382,943
4.787%, 01/10/29		4,800	4,698,107
South Australian Government Financing Authority
3.000%, 05/24/28	AUD	3,700	2,270,614
Suncorp-Metway, Ltd.
4.800%, 12/14/27, MTN	AUD	1,000	640,605
4.750%, 03/19/29	AUD	5,000	3,179,452
Telstra Corp., Ltd.
Ω 3.125%, 04/07/25		200	195,271
3.125%, 04/07/25		50	48,818
Westpac Banking Corp.
5.350%, 10/18/24		248	247,672
5.650%, 11/18/24		2,378	2,378,497
1.019%, 11/18/24		561	547,354
6.351%, 08/26/25		1,279	1,289,818
6.069%, 11/17/25		1,692	1,698,250
2.400%, 01/25/27, MTN	AUD	3,000	1,819,671
4.800%, 02/16/28, MTN	AUD	7,200	4,634,555

TOTAL AUSTRALIA			114,623,855

AUSTRIA — (0.2%)
Oesterreichische Kontrollbank AG
# 0.500%, 09/16/24		4,760	4,672,322

TOTAL AUSTRIA			4,672,322

BELGIUM — (0.0%)
Dexia SA
Ω 1.625%, 10/16/24		418	410,561

TOTAL BELGIUM			410,561

CANADA — (6.1%)
Alimentation Couche-Tard, Inc.
3.056%, 07/26/24	CAD	1,000	724,184
Ω 3.550%, 07/26/27		132	124,500
Bank of Montreal
2.500%, 06/28/24, MTN		2,782	2,767,939
0.625%, 07/09/24, MTN		2,822	2,795,169

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
5.673%, 07/09/24, MTN		1,401	$1,401,251
4.250%, 09/14/24, MTN		5,644	5,611,344
6.065%, 12/12/24		777	778,680
5.200%, 12/12/24		2,006	2,000,402
5.818%, 01/10/25		1,037	1,038,212
1.500%, 01/10/25, MTN		1,049	1,019,337
1.850%, 05/01/25, MTN		3,535	3,407,601
6.413%, 06/07/25		1,210	1,217,816
6.305%, 09/25/25		752	756,813
6.683%, 06/05/26		1,157	1,176,090
1.250%, 09/15/26, MTN		691	626,534
5.974%, 09/15/26		500	499,414
4.700%, 09/14/27, MTN		268	261,967
5.717%, 09/25/28		1,045	1,056,689
Bank of Nova Scotia (The)
0.650%, 07/31/24		1,423	1,405,472
5.250%, 12/06/24		1,127	1,123,690
5.813%, 01/10/25		160	160,171
# 2.200%, 02/03/25		3,400	3,309,456
3.450%, 04/11/25		632	619,083
# 6.253%, 04/11/25		274	275,355
1.300%, 06/11/25		98	93,472
6.444%, 06/12/25		150	151,259
5.450%, 06/12/25		200	199,562
5.250%, 06/12/28		5,300	5,258,687
Brookfield Corp.
4.000%, 01/15/25		933	921,854
Brookfield Finance, Inc.
4.250%, 06/02/26		400	389,396
3.900%, 01/25/28		98	92,918
Canadian Imperial Bank of Commerce
2.350%, 08/28/24	CAD	3,500	2,524,733
5.774%, 10/18/24		326	326,230
1.000%, 10/18/24		2,530	2,476,089
2.250%, 01/28/25		2,227	2,172,556
6.293%, 04/07/25		1,440	1,447,967
3.300%, 04/07/25		3,025	2,959,932
5.144%, 04/28/25		1,192	1,186,038
1.250%, 06/22/26		391	358,084
6.575%, 10/02/26		950	961,063
3.450%, 04/07/27		546	517,488
5.001%, 04/28/28		1,342	1,315,087
5.986%, 10/03/28		800	813,776
Canadian Natural Resources, Ltd.
3.900%, 02/01/25		2,617	2,581,128
2.050%, 07/15/25		981	937,482
Canadian Pacific Railway Co.
2.900%, 02/01/25		313	306,281
3.700%, 02/01/26		100	96,674
CDP Financial, Inc.
3.150%, 07/24/24		801	796,600

		Face Amount^	Value†
		(000)
CANADA — (Continued)
CPPIB Capital, Inc.
Ω 6.603%, 03/11/26		500	$508,811
6.603%, 03/11/26		500	508,811
4.400%, 01/15/29, MTN	AUD	5,000	3,190,492
Element Fleet Management Corp.
Ω 6.319%, 12/04/28		1,926	1,954,621
Emera US Finance, LP
0.833%, 06/15/24		1,950	1,936,211
Enbridge, Inc.
3.500%, 06/10/24		1,118	1,115,278
2.500%, 01/15/25		332	324,205
2.500%, 02/14/25		600	584,753
Export Development Canada
4.500%, 09/06/28	AUD	2,700	1,742,597
Fairfax Financial Holdings, Ltd.
# 4.850%, 04/17/28		2,425	2,354,513
ITC Holdings Corp.
3.650%, 06/15/24		3,535	3,524,217
Kinross Gold Corp.
4.500%, 07/15/27		316	304,644
Liberty Utilities Co.
Ω 5.577%, 01/31/29		3,000	2,965,941
Magna International, Inc.
3.625%, 06/15/24		1,123	1,119,833
4.150%, 10/01/25		170	166,677
5.050%, 03/14/29		7,600	7,440,613
National Bank of Canada
0.750%, 08/06/24		1,249	1,233,035
5.250%, 01/17/25		253	252,105
5.600%, 12/18/28		2,952	2,946,382
Nutrien, Ltd.
5.900%, 11/07/24		1,917	1,917,679
3.000%, 04/01/25		645	628,901
Ontario Teachers’ Finance Trust
4.250%, 04/25/28		5,000	4,845,151
Province of Alberta Canada
1.875%, 11/13/24		54	52,981
3.600%, 04/11/28, MTN	AUD	1,000	614,517
Province of British Columbia Canada
1.750%, 09/27/24		507	499,412
4.800%, 11/15/28		15,000	14,887,415
Province of Manitoba Canada
3.050%, 05/14/24		11,901	11,891,298
3.600%, 08/17/27, MTN	AUD	5,000	3,123,170
Province of Ontario Canada
3.200%, 05/16/24		10,081	10,071,941
Province of Quebec Canada
2.875%, 10/16/24		359	354,760
Rogers Communications, Inc.
3.625%, 12/15/25		166	160,132
Royal Bank of Canada
2.550%, 07/16/24		3,262	3,241,247

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
0.125%, 07/23/24	EUR	1,100	$1,166,184
3.970%, 07/26/24		1,106	1,101,765
0.650%, 07/29/24		1,388	1,371,744
2.250%, 11/01/24		93	91,481
6.194%, 04/14/25		550	552,546
1.150%, 06/10/25		204	194,479
6.304%, 01/19/27		950	958,444
6.064%, 01/21/27		1,085	1,090,425
4.900%, 01/12/28		800	786,562
5.000%, 01/24/28, MTN	GBP	1,500	1,858,108
Spectra Energy Partners, LP
3.500%, 03/15/25		228	223,540
Suncor Energy, Inc.
7.875%, 06/15/26		87	90,620
TC PipeLines, LP
4.375%, 03/13/25		450	443,687
Thomson Reuters Corp.
3.850%, 09/29/24		238	235,512
Toronto-Dominion Bank (The)
2.650%, 06/12/24, MTN		1,258	1,253,110
# 0.700%, 09/10/24		1,303	1,280,315
5.703%, 09/10/24		1,552	1,552,907
4.285%, 09/13/24		1,013	1,008,229
1.250%, 12/13/24		849	826,950
1.450%, 01/10/25		50	48,569
5.763%, 01/10/25		391	391,218
6.373%, 06/06/25		200	201,396
1.150%, 06/12/25		1,000	953,114
6.434%, 07/17/26		895	903,621
5.943%, 09/10/26		278	277,685
4.108%, 06/08/27		6,050	5,815,991
2.551%, 08/03/27, MTN	EUR	100	103,051
4.693%, 09/15/27		558	545,170
5.156%, 01/10/28		702	696,232
5.523%, 07/17/28		1,103	1,106,631
TransCanada PipeLines, Ltd.
1.000%, 10/12/24		2,283	2,234,716
4.250%, 05/15/28		50	47,526

TOTAL CANADA			178,915,396

DENMARK — (0.0%)
Danske Bank A/S
Ω 4.375%, 06/12/28		350	330,988

TOTAL DENMARK			330,988

FINLAND — (0.3%)
Finnvera OYJ
Ω 1.625%, 10/23/24		600	589,026
Nordea Bank Abp
Ω 0.625%, 05/24/24		6,430	6,410,635
Ω 3.600%, 06/06/25		225	220,260
1.500%, 09/30/26, MTN		413	374,628
Ω 1.500%, 09/30/26		1,367	1,239,993

TOTAL FINLAND			8,834,542

		Face Amount^	Value†
		(000)
FRANCE — (3.7%)
Arval Service Lease SA
0.875%, 02/17/25, MTN	EUR	1,500	$1,565,891
Banque Federative du Credit Mutuel SA
Ω 2.375%, 11/21/24		1,471	1,444,065
Ω 5.765%, 02/04/25		2,150	2,150,316
Ω 0.998%, 02/04/25		1,921	1,853,495
1.000%, 05/23/25, MTN	EUR	1,000	1,038,348
0.750%, 07/17/25, MTN	EUR	1,500	1,547,709
#Ω 1.604%, 10/04/26		1,640	1,493,595
Ω 4.753%, 07/13/27		405	394,930
Ω 5.790%, 07/13/28		2,495	2,513,649
Banque Stellantis France SACA
3.840%, 01/22/25, MTN	EUR	5,000	5,200,742
BNP Paribas SA
1.000%, 06/27/24, MTN	EUR	4,500	4,789,854
Ω 3.375%, 01/09/25		3,785	3,722,551
Ω 3.500%, 11/16/27		1,040	966,013
1.875%, 12/14/27	GBP	1,500	1,666,206
Ω 4.400%, 08/14/28		4,091	3,886,849
BPCE SA
#Ω 1.625%, 01/14/25		1,652	1,604,238
Ω 1.000%, 01/20/26		2,150	1,989,287
#Ω 4.750%, 07/19/27		1,551	1,510,701
Ω 3.250%, 01/11/28		2,100	1,935,387
Ω 5.125%, 01/18/28		1,238	1,217,024
Caisse d’Amortissement de la Dette Sociale
Ω 1.125%, 11/29/24		600	584,912
Credit Agricole SA
2.375%, 05/20/24, MTN	EUR	200	213,674
1.000%, 09/16/24, MTN	EUR	4,000	4,230,386
#Ω 3.250%, 10/04/24		4,519	4,470,106
Ω 6.643%, 07/05/26		3,337	3,383,705
Ω 4.125%, 01/10/27		625	602,103
Ω 6.223%, 03/11/27		7,700	7,727,518
Ω 5.301%, 07/12/28		2,029	2,014,071
Electricite de France SA
4.500%, 09/21/28		2,000	1,906,146
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		9,505	9,380,701
Societe Generale SA
Ω 2.625%, 10/16/24		2,501	2,460,441
Ω 2.625%, 01/22/25		6,628	6,466,005
Ω 4.000%, 01/12/27		1,803	1,713,586

TOTAL FRANCE			87,644,204

GERMANY — (4.6%)
Bayer US Finance II LLC
Ω 3.375%, 07/15/24		456	452,893
Ω 5.500%, 08/15/25		59	58,442
Ω 4.250%, 12/15/25		350	340,054
Bayer US Finance LLC
Ω 3.375%, 10/08/24		2,040	2,016,535

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
BMW Finance NV
Ω 2.400%, 08/14/24		610	$604,235
BMW US Capital LLC
Ω 0.750%, 08/12/24		6,977	6,882,179
Ω 5.729%, 08/12/24		500	500,156
Ω 6.195%, 04/01/25		55	55,268
#Ω 3.900%, 04/09/25		254	250,236
Ω 5.969%, 08/11/25		1,250	1,253,857
Ω 5.905%, 04/02/26		8,051	8,073,351
Ω 2.800%, 04/11/26		862	820,311
Ω 1.250%, 08/12/26		251	229,234
Daimler Truck Finance North America LLC
Ω 6.103%, 12/13/24		300	300,702
Ω 1.625%, 12/13/24		6,760	6,589,587
Ω 5.200%, 01/17/25		1,651	1,643,799
Ω 3.500%, 04/07/25		1,408	1,379,468
#Ω 5.600%, 08/08/25		500	498,620
Ω 2.000%, 12/14/26		460	420,437
#Ω 5.125%, 01/19/28		5,301	5,227,159
Ω 5.400%, 09/20/28		4,110	4,089,806
Ω 2.375%, 12/14/28		1,628	1,419,939
Deutsche Bank AG
0.898%, 05/28/24		3,049	3,038,779
3.700%, 05/30/24		592	590,854
3.700%, 05/30/24		4,493	4,485,279
1.686%, 03/19/26		91	84,738
5.371%, 09/09/27		171	170,011
EMD Finance LLC
Ω 3.250%, 03/19/25		3,075	3,011,573
FMS Wertmanagement
0.375%, 05/06/24, MTN		1,000	999,433
Kreditanstalt fuer Wiederaufbau
1.625%, 05/10/24		1,199	1,197,911
4.200%, 02/08/29, MTN	AUD	13,800	8,782,035
Landeskreditbank Baden- Wuerttemberg Foerderbank
2.000%, 07/23/24, MTN		315	312,438
Landwirtschaftliche Rentenbank
2.000%, 01/13/25		44	42,944
4.000%, 01/19/28	AUD	1,500	953,196
3.250%, 04/12/28, MTN	AUD	1,100	678,810
Mercedes-Benz Finance North America LLC
Ω 2.700%, 06/14/24		6,312	6,290,327
Ω 3.250%, 08/01/24		6,044	6,003,497
Ω 5.500%, 11/27/24		3,597	3,591,964
Ω 2.125%, 03/10/25		350	339,949
Ω 6.285%, 03/30/25		350	351,942
Ω 3.300%, 05/19/25		200	195,444
Ω 5.926%, 08/01/25		1,150	1,152,385
Ω 6.023%, 01/09/26		500	501,887
5.100%, 08/03/28		5,000	4,949,429

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
NRW Bank
1.875%, 07/31/24, MTN		125	$123,859
0.750%, 10/25/24, MTN		345	337,193
Siemens Financieringsmaatschappij NV
Ω 6.125%, 08/17/26		329	334,917
#Ω 1.700%, 03/11/28		16,400	14,430,391
T-Mobile USA, Inc.
3.500%, 04/15/25		830	812,659
Traton Finance Luxembourg SA
0.125%, 03/24/25, MTN	EUR	2,000	2,066,546
Volkswagen Financial Services AG
3.860%, 02/12/25, MTN	EUR	4,000	4,150,979
Volkswagen Financial Services NV
2.125%, 06/27/24	GBP	1,200	1,495,000
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		1,941	1,917,555
Ω 3.350%, 05/13/25		2,364	2,307,956
Ω 3.950%, 06/06/25		650	636,568
Ω 6.183%, 03/20/26		1,400	1,402,394
Ω 4.350%, 06/08/27		359	346,335
Ω 5.650%, 09/12/28		1,300	1,299,783
Ω 5.250%, 03/22/29		400	392,026
VW Credit Canada, Inc.
2.850%, 09/26/24	CAD	1,900	1,369,380

TOTAL GERMANY			124,254,634

IRELAND — (0.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		925	917,305
1.650%, 10/29/24		4,760	4,660,447
3.500%, 01/15/25		2,653	2,608,418
6.500%, 07/15/25		2,660	2,679,058
4.450%, 10/01/25		624	611,860
2.450%, 10/29/26		718	663,383
3.650%, 07/21/27		1,124	1,053,739
4.625%, 10/15/27		700	675,631
3.875%, 01/23/28		900	841,804
5.750%, 06/06/28		927	926,195
3.000%, 10/29/28		800	713,505

TOTAL IRELAND			16,351,345

ITALY — (0.8%)
Enel Finance International NV
6.800%, 10/14/25		840	854,083
Ω 6.800%, 10/14/25		307	312,147
Ω 3.500%, 04/06/28		1,482	1,372,873
Eni SpA
4.750%, 09/12/28		1,000	970,779
Ω 4.750%, 09/12/28		3,940	3,822,488

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
ITALY — (Continued)
Eni USA, Inc.
7.300%, 11/15/27		7,000	$7,322,598
Intesa Sanpaolo SpA
1.000%, 07/04/24, MTN	EUR	1,424	1,514,733
Ω 3.250%, 09/23/24		1,826	1,806,448
Ω 7.000%, 11/21/25		700	708,710
Ω 3.875%, 01/12/28		250	230,172

TOTAL ITALY			18,915,031

JAPAN — (5.4%)
7-Eleven, Inc.
0.950%, 02/10/26		50	46,086
Ω 1.300%, 02/10/28		10,450	8,964,599
# 1.300%, 02/10/28		200	171,571
American Honda Finance Corp.
2.400%, 06/27/24		1,427	1,419,470
0.550%, 07/12/24, MTN		1,065	1,054,669
0.750%, 08/09/24		3,667	3,619,564
2.150%, 09/10/24, MTN		2,745	2,711,339
1.950%, 10/18/24	EUR	5,000	5,294,815
6.050%, 11/22/24		1,400	1,403,783
6.023%, 01/10/25, MTN		250	250,607
5.899%, 02/12/25		650	650,755
6.135%, 04/23/25		3,087	3,099,589
5.948%, 08/14/25		2,380	2,384,322
6.144%, 10/03/25		895	899,158
6.063%, 01/09/26		750	753,065
6.274%, 01/12/26		500	503,720
Honda Canada Finance, Inc.
2.500%, 06/04/24	CAD	100	72,610
Japan Government Five Year Bond
0.300%, 12/20/28	JPY	780,000	4,923,073
JT International Financial Services BV
3.875%, 09/28/28, MTN		5,000	4,685,130
Mitsubishi Corp.
2.500%, 07/09/24, MTN		540	536,471
3.375%, 07/23/24, MTN		850	844,900
Mitsubishi UFJ Financial Group, Inc.
2.801%, 07/18/24		2,243	2,229,231
0.339%, 07/19/24	EUR	3,000	3,183,273
2.193%, 02/25/25		9,090	8,832,394
# 3.777%, 03/02/25		1,628	1,603,290
1.412%, 07/17/25		567	538,756
2.757%, 09/13/26		485	455,303
Mizuho Financial Group, Inc.
0.118%, 09/06/24, MTN	EUR	3,000	3,165,809
Ω 3.477%, 04/12/26		2,718	2,609,847
3.477%, 04/12/26		300	288,063
# 2.839%, 09/13/26		572	537,272
MUFG Bank, Ltd.
Ω 3.250%, 09/08/24		750	743,271

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Nomura Holdings, Inc.
2.648%, 01/16/25		2,733	$2,668,324
5.099%, 07/03/25		2,357	2,332,422
1.851%, 07/16/25		3,311	3,150,242
2.329%, 01/22/27		2,302	2,103,629
5.842%, 01/18/28		500	501,648
6.070%, 07/12/28		1,078	1,090,668
2.172%, 07/14/28		2,185	1,893,440
NTT Finance Corp.
Ω 4.142%, 07/26/24		5,976	5,953,300
0.010%, 03/03/25	EUR	290	300,308
Ω 1.591%, 04/03/28		695	602,818
ORIX Corp.
# 3.250%, 12/04/24		11,002	10,835,306
5.000%, 09/13/27		2,377	2,340,571
Sumitomo Mitsui Banking Corp.
# 3.400%, 07/11/24		820	816,369
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24		3,122	3,102,547
2.448%, 09/27/24		1,765	1,741,529
0.934%, 10/11/24, MTN	EUR	1,000	1,055,240
2.348%, 01/15/25		2,426	2,369,426
1.474%, 07/08/25		1,727	1,643,279
6.653%, 07/13/26		750	762,211
3.364%, 07/12/27		95	89,145
5.520%, 01/13/28		500	500,902
3.544%, 01/17/28		800	749,629
# 3.944%, 07/19/28		239	225,929
5.716%, 09/14/28		1,434	1,446,551
1.902%, 09/17/28		1,400	1,203,728
Sumitomo Mitsui Trust Bank, Ltd.
#Ω 0.800%, 09/16/24		2,585	2,536,205
Ω 5.793%, 09/16/24		375	375,326
Ω 2.550%, 03/10/25		950	925,885
#Ω 4.800%, 09/15/25		462	456,346
Ω 6.503%, 09/14/26		2,429	2,457,912
Ω 1.350%, 09/16/26		338	306,138
Ω 5.550%, 09/14/28		2,847	2,848,925
#Ω 5.200%, 03/07/29		5,000	4,936,727
Suntory Holdings, Ltd.
Ω 2.250%, 10/16/24		550	540,743
Toyota Credit Canada, Inc.
2.110%, 02/26/25	CAD	4,000	2,843,658
Toyota Finance Australia, Ltd.
2.004%, 10/21/24, MTN	EUR	2,000	2,118,452
0.064%, 01/13/25, MTN	EUR	2,750	2,864,384
Toyota Motor Corp.
2.358%, 07/02/24		110	109,414
Toyota Motor Credit Corp.
0.500%, 06/18/24, MTN		2,222	2,207,685
5.614%, 06/18/24, MTN		685	685,092
5.840%, 08/22/24, MTN		430	430,485

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
5.644%, 09/13/24		500	$499,990
0.625%, 09/13/24		221	217,074
4.400%, 09/20/24		1,182	1,176,724
5.913%, 01/10/25		993	994,664
5.674%, 01/13/25		800	800,372
5.920%, 06/09/25		83	83,287
6.003%, 09/11/25		250	251,067
6.003%, 01/05/26		365	366,242
6.240%, 05/18/26		3,315	3,339,017
6.004%, 03/19/27		4,600	4,611,118

TOTAL JAPAN			156,937,898

LUXEMBOURG — (0.2%)
ArcelorMittal SA
3.600%, 07/16/24		2,311	2,298,312
4.550%, 03/11/26		414	404,209
6.550%, 11/29/27		1,752	1,796,891

TOTAL LUXEMBOURG			4,499,412

NETHERLANDS — (3.0%)
BNG Bank NV
4.625%, 07/29/24, MTN		16,500	16,460,243
Ω 6.355%, 08/05/26		260	263,701
3.300%, 07/17/28, MTN	AUD	18,983	11,646,055
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		5,660	5,620,842
3.875%, 08/22/24		1,981	1,970,562
5.733%, 01/10/25		645	645,430
1.375%, 01/10/25		1,533	1,489,693
6.063%, 01/09/26		1,150	1,155,577
6.253%, 10/05/26		4,500	4,536,872
6.063%, 03/05/27		1,435	1,438,781
5.051%, 02/26/29, MTN	AUD	15,000	9,675,177
de Volksbank NV
0.010%, 09/16/24, MTN	EUR	1,900	2,000,543
ING Groep NV
1.125%, 02/14/25, MTN	EUR	3,600	3,768,523
Ω 4.625%, 01/06/26		2,434	2,393,524
4.050%, 04/09/29		5,350	4,989,304
Nederlandse Waterschapsbank NV
3.450%, 07/17/28, MTN	AUD	17,500	10,804,072

TOTAL NETHERLANDS			78,858,899

NEW ZEALAND — (0.2%)
New Zealand Local Government Funding Agency Bond
4.700%, 08/01/28, MTN	AUD	8,000	5,172,135

TOTAL NEW ZEALAND			5,172,135

NORWAY — (0.8%)
Aker BP ASA
Ω 2.000%, 07/15/26		357	329,043
Ω 5.600%, 06/13/28		6,132	6,115,356
Equinor ASA
# 3.250%, 11/10/24		500	494,018
1.750%, 01/22/26		120	113,021

		Face Amount^	Value†
		(000)
NORWAY — (Continued)
Kommunalbanken AS
#Ω 2.500%, 09/27/24		880	$869,269
Ω 6.353%, 06/17/26		6,510	6,595,495
4.350%, 01/18/28, MTN	AUD	8,140	5,220,917
Ω 5.757%, 03/03/28		5,000	4,998,408
3.400%, 07/24/28, MTN	AUD	1,400	859,413

TOTAL NORWAY			25,594,940

PORTUGAL — (0.1%)
EDP Finance BV
Ω 3.625%, 07/15/24		3,262	3,246,900

TOTAL PORTUGAL			3,246,900

SPAIN — (1.2%)
Autonomous Community of Madrid Spain
0.997%, 09/30/24	EUR	2,400	2,535,727
Avangrid, Inc.
3.150%, 12/01/24		3,730	3,670,310
3.200%, 04/15/25		417	406,587
Banco Bilbao Vizcaya Argentaria SA
0.750%, 06/04/25, MTN	EUR	2,200	2,277,045
1.125%, 09/18/25		600	562,380
5.381%, 03/13/29		1,000	989,699
Banco Santander SA
3.892%, 05/24/24		2,600	2,597,033
2.706%, 06/27/24		800	796,389
3.496%, 03/24/25		2,600	2,550,359
2.746%, 05/28/25		3,000	2,904,919
5.147%, 08/18/25		600	592,816
# 1.849%, 03/25/26		800	742,357
5.588%, 08/08/28		2,200	2,187,289
Iberdrola International BV
5.810%, 03/15/25		3,450	3,446,702
New York State Electric & Gas Corp.
Ω 5.650%, 08/15/28		4,325	4,345,808
Santander Holdings USA, Inc.
3.500%, 06/07/24		439	438,834
3.450%, 06/02/25		1,847	1,792,952
4.500%, 07/17/25		1,550	1,521,394
3.244%, 10/05/26		687	643,897
Santander UK PLC
2.875%, 06/18/24		463	461,176

TOTAL SPAIN			35,463,673

SUPRANATIONAL — (3.1%)
African Development Bank
3.350%, 08/08/28, MTN	AUD	7,830	4,811,586
Asian Development Bank
0.375%, 06/11/24		384	381,872
4.125%, 09/27/24		8,350	8,303,515
0.625%, 10/08/24		4,150	4,064,209
1.500%, 10/18/24		181	177,745
2.000%, 01/22/25		685	668,372

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
SUPRANATIONAL — (Continued)
6.350%, 08/27/26		1,857	$1,882,515
6.353%, 04/06/27		1,393	1,418,562
3.300%, 08/08/28, MTN	AUD	2,000	1,231,494
Asian Infrastructure Investment Bank (The)
2.250%, 05/16/24		3,818	3,813,190
0.500%, 10/30/24		1,740	1,697,875
0.500%, 05/28/25		80	75,856
Ω 5.969%, 08/16/27		700	703,633
Council Of Europe Development Bank
0.375%, 06/10/24		32	31,814
European Bank for Reconstruction & Development
1.625%, 09/27/24		100	98,464
5.544%, 04/14/26		715	714,564
5.679%, 02/20/28		3,600	3,595,615
5.649%, 02/16/29		2,730	2,716,141
European Investment Bank
0.375%, 07/24/24		2,958	2,923,650
Inter-American Development Bank
3.250%, 07/01/24		305	303,849
0.500%, 09/23/24		505	495,286
2.125%, 01/15/25		685	669,364
5.547%, 02/10/26		377	376,615
5.523%, 09/16/26		6,000	5,988,780
5.633%, 04/12/27		3,041	3,036,347
5.705%, 10/04/27		2,840	2,840,103
5.624%, 03/20/28		1,090	1,085,976
1.000%, 08/04/28, MTN	AUD	5,693	3,181,749
5.705%, 10/05/28		9,015	9,008,246
5.648%, 02/15/29		1,105	1,098,492
Inter-American Investment Corp.
1.750%, 10/02/24		1,045	1,027,961
International Bank for Reconstruction & Development
1.500%, 08/28/24		678	669,337
2.500%, 11/25/24		250	245,864
1.625%, 01/15/25		625	608,676
5.664%, 09/18/25		113	113,139
5.663%, 09/23/26		6,998	7,001,325
5.723%, 01/12/27		725	726,653
5.779%, 08/19/27		5,775	5,800,352
5.640%, 11/22/28		1,803	1,794,273
5.654%, 01/24/29		1,355	1,345,688
International Finance Corp.
0.750%, 05/24/28	AUD	1,000	556,641
4.600%, 10/19/28	AUD	3,000	1,942,812
Nordic Investment Bank
6.349%, 05/12/26		1,115	1,130,601

TOTAL SUPRANATIONAL			90,358,801

		Face Amount^	Value†
		(000)
SWEDEN — (2.0%)
Kommuninvest I Sverige AB
Ω 0.500%, 11/29/24		316	$307,054
Lansforsakringar Bank AB
0.125%, 02/19/25, MTN	EUR	5,500	5,703,891
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24, MTN	EUR	1,200	1,275,144
Ω 0.650%, 09/09/24		4,030	3,954,608
Ω 6.243%, 03/05/27		1,150	1,158,629
Svensk Exportkredit AB
0.375%, 07/30/24		1,110	1,096,031
0.625%, 10/07/24		2,175	2,129,372
0.625%, 05/14/25		5,818	5,536,057
6.357%, 08/03/26		11,547	11,727,722
Svenska Handelsbanken AB
Ω 0.550%, 06/11/24		1,984	1,973,211
5.000%, 03/02/28, MTN	AUD	5,000	3,213,009
5.389%, 03/02/28	AUD	6,000	3,892,570
5.500%, 06/15/28		1,000	993,133
Ω 5.500%, 06/15/28		8,326	8,268,828
Swedbank AB
3.750%, 11/14/25, MTN	EUR	2,000	2,137,057
Volvo Treasury AB
0.625%, 02/14/25, MTN	EUR	2,000	2,085,797

TOTAL SWEDEN			55,452,113

SWITZERLAND — (0.5%)
Novartis Capital Corp.
3.400%, 05/06/24		590	589,850
UBS AG
Ω 0.700%, 08/09/24		2,042	2,013,888
Ω 5.798%, 08/09/24		2,149	2,150,397
Ω 1.375%, 01/13/25		304	295,051
Ω 5.824%, 01/13/25		300	300,096
6.283%, 09/11/25		575	578,882
1.250%, 06/01/26		369	337,727
5.650%, 09/11/28		575	577,640
UBS Group AG
3.750%, 03/26/25		1,284	1,260,466
Ω 4.125%, 09/24/25		3,288	3,207,385
Ω 4.125%, 04/15/26		3,865	3,742,318

TOTAL SWITZERLAND			15,053,700

UNITED KINGDOM — (1.8%)
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26		2,230	2,020,555
Barclays PLC
3.650%, 03/16/25		1,336	1,310,692
4.375%, 01/12/26		650	633,879
BAT Capital Corp.
3.222%, 08/15/24		3,460	3,430,717
2.789%, 09/06/24		850	840,605
4.700%, 04/02/27		52	50,669
3.557%, 08/15/27		98	91,905
# 2.259%, 03/25/28		1,246	1,095,241

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
BAT International Finance PLC
1.668%, 03/25/26		400	$371,424
4.448%, 03/16/28		3,751	3,587,969
5.931%, 02/02/29		5,000	5,045,109
Diageo Capital PLC
2.125%, 10/24/24		756	743,743
HSBC Holdings PLC
4.300%, 03/08/26		595	580,936
3.900%, 05/25/26		1,055	1,019,978
HSBC USA, Inc.
3.750%, 05/24/24		4,092	4,086,379
3.500%, 06/23/24		5,011	4,993,154
Lloyds Bank PLC
3.500%, 05/14/25		696	679,910
Lloyds Banking Group PLC
4.450%, 05/08/25		715	704,985
4.550%, 08/16/28		541	517,189
LSEGA Financing PLC
Ω 1.375%, 04/06/26		1,477	1,364,126
1.375%, 04/06/26		425	392,521
Nationwide Building Society
1.250%, 03/03/25, MTN	EUR	1,000	1,046,714
Ω 3.900%, 07/21/25		838	821,603
Ω 1.500%, 10/13/26		4,153	3,770,585
NatWest Group PLC
4.800%, 04/05/26		415	407,734
NatWest Markets PLC
Ω 0.800%, 08/12/24		4,800	4,734,545
Ω 3.479%, 03/22/25		600	588,301
5.899%, 08/23/28, MTN	AUD	1,950	1,281,309
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		5,846	5,820,101
Reynolds American, Inc.
4.450%, 06/12/25		666	655,260
Unilever Capital Corp.
2.600%, 05/05/24		310	309,874

TOTAL UNITED KINGDOM			52,997,712

UNITED STATES — (46.2%)
3M Co.
2.000%, 02/14/25		4,321	4,194,555
2.650%, 04/15/25		5,355	5,202,253
2.875%, 10/15/27		50	45,949
3.625%, 09/14/28, MTN		7,872	7,331,721
# 3.375%, 03/01/29, MTN		4,600	4,191,414
Abbott Laboratories
1.150%, 01/30/28		3,000	2,609,397
AbbVie, Inc.
3.850%, 06/15/24		2,150	2,144,497
2.600%, 11/21/24		3,025	2,976,795
3.800%, 03/15/25		73	71,897
AEP Texas, Inc.
Ω 3.850%, 10/01/25		200	193,976

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
AES Corp. (The)
Ω 3.300%, 07/15/25	1,475	$1,428,429
1.375%, 01/15/26	1,627	1,506,656
5.450%, 06/01/28	1,085	1,068,415
Aetna, Inc.
3.500%, 11/15/24	3,835	3,788,356
Allegion US Holding Co., Inc.
3.200%, 10/01/24	3,872	3,827,447
Altria Group, Inc.
2.350%, 05/06/25	85	82,202
Amazon.com, Inc.
0.450%, 05/12/24	280	279,559
Amcor Finance USA, Inc.
3.625%, 04/28/26	2,364	2,266,432
4.500%, 05/15/28	1,700	1,630,458
Amcor Flexibles North America, Inc.
4.000%, 05/17/25	1,161	1,137,658
Ameren Corp.
2.500%, 09/15/24	357	352,424
3.650%, 02/15/26	556	535,822
American Electric Power Co., Inc.
1.000%, 11/01/25	233	216,899
American Express Co.
6.068%, 05/03/24	470	470,007
3.375%, 05/03/24	2,760	2,759,809
2.500%, 07/30/24	4,165	4,131,650
3.000%, 10/30/24	3,123	3,082,731
6.283%, 03/04/25	50	50,373
2.250%, 03/04/25	3,638	3,537,956
6.109%, 02/13/26	1,432	1,438,605
6.005%, 11/04/26	5,815	5,830,280
American Tower Corp.
3.375%, 05/15/24	1,767	1,765,247
2.950%, 01/15/25	439	430,090
2.400%, 03/15/25	1,382	1,340,399
4.000%, 06/01/25	750	736,533
2.750%, 01/15/27	409	380,395
1.500%, 01/31/28	275	236,430
5.250%, 07/15/28	4,225	4,165,739
American Water Capital Corp.
3.400%, 03/01/25	1,146	1,125,204
Ameriprise Financial, Inc.
3.700%, 10/15/24	7,594	7,530,309
3.000%, 04/02/25	2,182	2,130,689
5.700%, 12/15/28	3,800	3,842,171
Amgen, Inc.
3.625%, 05/22/24	1,928	1,925,178
# 1.900%, 02/21/25	1,105	1,071,553
Amphenol Corp.
2.050%, 03/01/25	277	268,816
Analog Devices, Inc.
5.605%, 10/01/24	207	206,995

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Aon Global, Ltd.
3.500%, 06/14/24	4,294	$4,283,259
3.875%, 12/15/25	130	126,537
Apple, Inc.
3.450%, 05/06/24	4,929	4,928,018
2.850%, 05/11/24	400	399,602
4.000%, 05/10/28	3,400	3,286,038
Arizona Public Service Co.
3.350%, 06/15/24	579	576,034
3.150%, 05/15/25	3,161	3,079,710
Arrow Electronics, Inc.
3.250%, 09/08/24	5,484	5,432,981
4.000%, 04/01/25	1,120	1,101,186
3.875%, 01/12/28	1,172	1,102,167
Assured Guaranty US Holdings, Inc.
6.125%, 09/15/28	6,000	6,087,254
AT&T, Inc.
6.762%, 06/12/24	1,119	1,120,253
Athene Holding, Ltd.
# 4.125%, 01/12/28	1,809	1,720,453
Autodesk, Inc.
3.500%, 06/15/27	57	53,999
AutoNation, Inc.
1.950%, 08/01/28	8,975	7,644,764
AutoZone, Inc.
3.250%, 04/15/25	423	413,308
3.625%, 04/15/25	61	59,840
AvalonBay Communities, Inc.
3.500%, 11/15/24	4,291	4,241,679
3.450%, 06/01/25	407	397,941
2.950%, 05/11/26	1,063	1,010,409
1.900%, 12/01/28	50	43,115
Avnet, Inc.
4.625%, 04/15/26	1,037	1,012,510
6.250%, 03/15/28	5,500	5,572,076
AXIS Specialty Finance PLC
4.000%, 12/06/27	111	105,136
Baker Hughes Holdings LLC
6.875%, 01/15/29	1,136	1,180,196
Baker Hughes Holdings LLC/ Baker Hughes Co-Obligor, Inc.
2.061%, 12/15/26	50	45,905
3.337%, 12/15/27	1,000	933,165
Bank of America
6.370%, 08/18/26	2,340	2,372,713
Bank of America Corp.
5.764%, 06/14/24	6,595	6,595,371
2.375%, 06/19/24, MTN	6,750	7,201,554
3.500%, 04/19/26	121	116,682
Bank of America NA
5.815%, 10/30/28, MTN	500	331,807

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Bank of New York Mellon Corp. (The)
3.400%, 05/15/24	1,022	$1,021,080
# 3.250%, 09/11/24, MTN	1,910	1,893,804
2.100%, 10/24/24, MTN	2,218	2,181,998
0.850%, 10/25/24, MTN	701	685,153
1.600%, 04/24/25, MTN	452	435,043
Baxter International, Inc.
5.791%, 11/29/24	846	845,755
1.322%, 11/29/24	2,516	2,451,627
2.272%, 12/01/28	736	636,887
Becton Dickinson & Co.
3.363%, 06/06/24	535	533,702
Berkshire Hathaway Energy Co.
3.500%, 02/01/25	1,130	1,111,227
Best Buy Co., Inc.
4.450%, 10/01/28	9,141	8,790,971
Biogen, Inc.
4.050%, 09/15/25	78	76,207
BlackRock Funding, Inc.
4.700%, 03/14/29	12,600	12,359,874
Block Financial LLC
# 2.500%, 07/15/28	6,186	5,437,310
Boardwalk Pipelines, LP
4.950%, 12/15/24	6,163	6,126,229
4.450%, 07/15/27	272	262,759
Boeing Co. (The)
2.850%, 10/30/24	100	98,588
2.500%, 03/01/25	353	342,267
2.250%, 06/15/26	1,675	1,541,256
2.700%, 02/01/27	90	82,028
2.800%, 03/01/27	1,012	922,229
Booking Holdings, Inc.
3.550%, 03/15/28	179	168,144
BorgWarner, Inc.
# 3.375%, 03/15/25	1,005	984,306
Ω 5.000%, 10/01/25	50	49,239
Boston Properties, LP
3.200%, 01/15/25	1,400	1,372,604
3.650%, 02/01/26	2,376	2,279,111
6.750%, 12/01/27	200	204,242
4.500%, 12/01/28	10,108	9,423,315
BP Capital Markets PLC
0.900%, 07/03/24, MTN	1,000	1,063,569
3.279%, 09/19/27	125	117,320
1.594%, 07/03/28, MTN	3,000	2,958,196
Brighthouse Financial, Inc.
3.700%, 06/22/27	1,535	1,441,293
Bristol-Myers Squibb Co.
2.900%, 07/26/24	675	670,469
Brixmor Operating Partnership, LP
3.650%, 06/15/24	200	199,290
3.850%, 02/01/25	7,364	7,246,064

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
4.125%, 06/15/26	2,767	$2,669,728
3.900%, 03/15/27	1,862	1,763,533
2.250%, 04/01/28	150	131,148
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.125%, 01/15/25	85	83,463
Broadcom, Inc.
3.625%, 10/15/24	167	165,384
Brown & Brown, Inc.
4.200%, 09/15/24	4,159	4,131,061
Brunswick Corp.
5.850%, 03/18/29	800	791,575
Burlington Northern Santa Fe LLC
3.400%, 09/01/24	1,976	1,961,621
CA, Inc.
4.700%, 03/15/27	64	61,528
Cabot Corp.
3.400%, 09/15/26	315	296,818
Camden Property Trust
3.500%, 09/15/24	1,300	1,287,350
Campbell Soup Co.
3.950%, 03/15/25	160	157,472
Capital One Financial Corp.
3.300%, 10/30/24	3,296	3,256,322
3.200%, 02/05/25	4,412	4,325,537
# 4.250%, 04/30/25	1,000	984,892
3.750%, 03/09/27	2,542	2,414,466
3.650%, 05/11/27	149	140,947
3.800%, 01/31/28	2,537	2,377,051
Cardinal Health, Inc.
3.079%, 06/15/24	1,199	1,194,790
3.500%, 11/15/24	813	802,178
Cargill, Inc.
Ω 0.750%, 02/02/26	86	79,453
Carlisle Cos., Inc.
3.500%, 12/01/24	824	812,429
Carrier Global Corp.
2.242%, 02/15/25	1,446	1,406,801
Caterpillar Financial Services Corp.
2.850%, 05/17/24, MTN	610	609,229
0.450%, 05/17/24, MTN	2,181	2,176,407
3.300%, 06/09/24, MTN	993	990,136
5.624%, 09/13/24	688	688,295
2.150%, 11/08/24, MTN	400	393,024
5.804%, 08/11/25	1,056	1,059,163
5.811%, 02/27/26	685	686,678
Caterpillar, Inc.
3.400%, 05/15/24	1,528	1,526,444
CBRE Services, Inc.
5.500%, 04/01/29	400	395,081
Celanese US Holdings LLC
3.500%, 05/08/24	350	349,850

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Cencora, Inc.
3.400%, 05/15/24	1,259	$1,257,700
CenterPoint Energy, Inc.
2.500%, 09/01/24	1,366	1,349,828
Charles Schwab Corp. (The)
3.000%, 03/10/25	1,032	1,009,152
# 4.200%, 03/24/25	641	633,233
3.625%, 04/01/25	119	116,896
3.850%, 05/21/25	673	661,502
# 5.869%, 05/13/26	6,515	6,507,920
1.150%, 05/13/26	350	321,480
6.402%, 03/03/27	1,000	1,008,472
3.200%, 01/25/28	3,300	3,056,276
# 2.000%, 03/20/28	3,963	3,499,342
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co., LP
Ω 3.700%, 06/01/28	600	564,782
Chubb INA Holdings LLC
3.350%, 05/15/24	2,801	2,798,679
3.350%, 05/03/26	158	151,869
Cigna Group (The)
3.250%, 04/15/25	4,868	4,757,655
3.050%, 10/15/27	200	185,446
4.375%, 10/15/28	12,760	12,203,042
Cincinnati Financial Corp.
6.920%, 05/15/28	9,350	9,854,628
Citibank N.A.
5.803%, 09/29/28	666	678,196
Citibank NA
6.413%, 12/04/26	7,785	7,880,690
Citigroup, Inc.
3.750%, 06/16/24	3,117	3,108,872
6.041%, 10/30/24	1,405	1,406,819
3.700%, 01/12/26	121	117,251
CMS Energy Corp.
3.000%, 05/15/26	142	134,756
CNA Financial Corp.
3.950%, 05/15/24	4,110	4,107,573
CNH Industrial Capital LLC
3.950%, 05/23/25	948	928,792
CNO Financial Group, Inc.
5.250%, 05/30/25	5,720	5,672,116
Columbia Pipelines Holding Co. LLC
Ω 6.042%, 08/15/28	7,227	7,292,421
Comcast Corp.
3.150%, 02/15/28	377	349,429
Conagra Brands, Inc.
4.300%, 05/01/24	3,061	3,061,000
4.600%, 11/01/25	154	151,246
4.850%, 11/01/28	170	164,552
ConocoPhillips Co.
3.350%, 11/15/24	200	197,538

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24	1,079	$1,063,523
Constellation Brands, Inc.
3.600%, 05/09/24	290	289,847
4.750%, 11/15/24	40	39,783
4.400%, 11/15/25	95	93,200
Constellation Energy Generation LLC
3.250%, 06/01/25	1,518	1,478,521
Continental Resources, Inc.
3.800%, 06/01/24	267	266,223
4.375%, 01/15/28	2,369	2,258,597
Corebridge Financial, Inc.
3.500%, 04/04/25	1,440	1,409,737
Cox Communications, Inc.
Ω 3.150%, 08/15/24	1,850	1,835,386
Ω 3.850%, 02/01/25	870	856,892
Crown Castle, Inc.
3.200%, 09/01/24	1,950	1,932,438
5.000%, 01/11/28	250	243,766
4.800%, 09/01/28	58	55,859
CSX Corp.
3.400%, 08/01/24	2,610	2,595,734
CVS Health Corp.
3.375%, 08/12/24	490	486,813
2.625%, 08/15/24	1,216	1,204,730
DCP Midstream Operating, LP
5.625%, 07/15/27	985	986,556
Devon Energy Corp.
5.250%, 09/15/24	100	99,718
DH Europe Finance II Sarl
2.200%, 11/15/24	604	593,085
Discover Bank
2.450%, 09/12/24	2,786	2,751,506
3.450%, 07/27/26	372	351,517
4.650%, 09/13/28	1,373	1,301,351
Discover Financial Services
3.950%, 11/06/24	3,640	3,603,239
3.750%, 03/04/25	850	834,810
Discovery Communications LLC
3.900%, 11/15/24	3,499	3,462,266
3.450%, 03/15/25	888	867,816
3.950%, 03/20/28	3,107	2,890,774
Dollar General Corp.
4.250%, 09/20/24	300	298,130
Dover Corp.
3.150%, 11/15/25	83	80,048
DTE Energy Co.
1.050%, 06/01/25	612	581,635
Duke Energy Carolinas LLC
6.000%, 12/01/28	807	833,693
Duke Energy Corp.
3.100%, 06/15/28	4,250	4,392,511

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Duquesne Light Holdings, Inc.
Ω 3.616%, 08/01/27	650	$602,480
DXC Technology Co.
1.800%, 09/15/26	5,102	4,621,250
2.375%, 09/15/28	8,690	7,412,063
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24	10,527	10,353,440
3.600%, 12/15/24	4,136	4,073,185
Eastman Chemical Co.
3.800%, 03/15/25	2,899	2,847,911
4.500%, 12/01/28	470	449,841
eBay, Inc.
3.450%, 08/01/24	1,092	1,085,048
Ecolab, Inc.
2.625%, 07/08/25	3,000	3,168,093
Edison International
3.550%, 11/15/24	6,749	6,665,137
4.950%, 04/15/25	7,093	7,031,673
4.700%, 08/15/25	2,805	2,762,618
5.750%, 06/15/27	810	809,977
4.125%, 03/15/28	309	290,706
5.250%, 11/15/28	400	391,649
EIDP, Inc.
1.700%, 07/15/25	1,155	1,102,228
Elevance Health, Inc.
3.500%, 08/15/24	8,017	7,964,574
3.350%, 12/01/24	7,251	7,155,150
2.375%, 01/15/25	5,559	5,430,747
3.650%, 12/01/27	50	47,176
Energy Transfer, LP
4.050%, 03/15/25	845	832,088
2.900%, 05/15/25	1,536	1,493,290
5.950%, 12/01/25	937	938,859
4.400%, 03/15/27	123	119,150
4.950%, 05/15/28	937	912,271
4.950%, 06/15/28	100	97,381
6.100%, 12/01/28	1,251	1,274,914
Enterprise Products Operating LLC
3.750%, 02/15/25	1,062	1,046,974
4.150%, 10/16/28	50	47,767
Equifax, Inc.
2.600%, 12/01/24	850	834,251
2.600%, 12/15/25	101	96,057
5.100%, 06/01/28	50	49,096
Equinix, Inc.
2.625%, 11/18/24	3,112	3,056,594
1.250%, 07/15/25	1,049	991,754
1.800%, 07/15/27	464	412,718
2.000%, 05/15/28	200	173,495
Equitable Holdings, Inc.
7.000%, 04/01/28	1,920	2,025,288
4.350%, 04/20/28	3,415	3,252,983

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
ERAC USA Finance LLC
Ω 3.850%, 11/15/24	6,806	$6,735,467
Ω 3.300%, 12/01/26	1,225	1,160,393
Ω 4.600%, 05/01/28	6,650	6,461,453
ERP Operating, LP
3.375%, 06/01/25	355	346,344
# 3.500%, 03/01/28	3,000	2,809,383
Evergy, Inc.
2.450%, 09/15/24	3,517	3,470,509
Eversource Energy
2.900%, 10/01/24	400	395,105
3.150%, 01/15/25	161	157,981
0.800%, 08/15/25	555	519,828
Experian Finance PLC
0.739%, 10/29/25, MTN	2,000	2,336,652
4.250%, 02/01/29	1,000	947,214
Extra Space Storage, LP
5.700%, 04/01/28	50	49,987
Fidelity National Financial, Inc.
4.500%, 08/15/28	1,185	1,123,905
Fifth Third Bancorp
2.375%, 01/28/25	1,806	1,761,498
2.550%, 05/05/27	1,050	959,335
3.950%, 03/14/28	2,000	1,881,363
First American Financial Corp.
4.600%, 11/15/24	5,820	5,773,483
Fiserv, Inc.
2.750%, 07/01/24	3,106	3,089,619
Flex, Ltd.
4.750%, 06/15/25	1,922	1,897,009
3.750%, 02/01/26	5,257	5,067,591
6.000%, 01/15/28	705	707,365
Fortune Brands Innovations, Inc.
4.000%, 06/15/25	1,220	1,193,719
Franklin Resources, Inc.
2.850%, 03/30/25	1,955	1,907,291
GATX Corp.
3.250%, 03/30/25	1,064	1,038,962
3.250%, 09/15/26	786	744,342
4.550%, 11/07/28	750	720,624
General Electric Co.
5.914%, 05/05/26, MTN	3,897	3,906,108
General Motors Co.
6.125%, 10/01/25	745	747,506
General Motors Financial Co., Inc.
1.200%, 10/15/24	3,502	3,429,540
5.974%, 10/15/24	990	990,741
3.500%, 11/07/24	1,747	1,726,237
4.000%, 01/15/25	2,350	2,318,749
2.900%, 02/26/25	757	739,343
3.800%, 04/07/25	300	294,348
6.653%, 04/07/25	1,204	1,214,571

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
4.350%, 04/09/25	483	$475,988
2.750%, 06/20/25	344	331,778
4.300%, 07/13/25	321	315,096
6.050%, 10/10/25	300	300,699
4.000%, 10/06/26	94	90,391
4.350%, 01/17/27	263	254,421
5.000%, 04/09/27	93	91,393
2.700%, 08/20/27	463	422,032
6.000%, 01/09/28	364	367,518
2.400%, 10/15/28	1,495	1,299,586
5.650%, 01/17/29	400	396,212
Georgia Power Co.
2.200%, 09/15/24	338	333,581
6.098%, 05/08/25	1,958	1,965,597
Georgia-Pacific LLC
Ω 0.625%, 05/15/24	12,121	12,098,281
Ω 3.600%, 03/01/25	1,078	1,060,016
Gilead Sciences, Inc.
3.500%, 02/01/25	1,537	1,512,987
3.650%, 03/01/26	353	342,177
GlaxoSmithKline Capital PLC
3.000%, 06/01/24	265	264,424
Global Payments, Inc.
1.500%, 11/15/24	5,709	5,580,300
2.650%, 02/15/25	8,124	7,923,591
4.450%, 06/01/28	1,624	1,549,015
Globe Life, Inc.
4.550%, 09/15/28	5,341	4,950,490
Goldman Sachs Group, Inc. (The)
3.850%, 07/08/24, MTN	4,333	4,317,560
5.840%, 10/21/24	1,400	1,400,994
3.500%, 01/23/25	3,258	3,207,085
3.375%, 03/27/25	3,850	4,098,974
3.750%, 05/22/25	3,879	3,802,907
3.750%, 02/25/26	1,000	969,454
Haleon UK Capital PLC
3.125%, 03/24/25	420	410,031
Harley-Davidson Financial Services, Inc.
Ω 3.050%, 02/14/27	4,196	3,885,659
#Ω 6.500%, 03/10/28	9,938	10,038,481
6.500%, 03/10/28	3,000	3,030,243
Harley-Davidson, Inc.
3.500%, 07/28/25	1,284	1,247,147
HCA, Inc.
5.375%, 02/01/25	2,163	2,153,302
7.690%, 06/15/25	238	242,758
5.200%, 06/01/28	1,279	1,256,894
3.375%, 03/15/29	250	225,066
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 1.500%, 06/01/25	4,328	4,128,537

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Healthcare Realty Holdings, LP
3.500%, 08/01/26	400	$379,613
3.750%, 07/01/27	446	417,054
3.625%, 01/15/28	1,050	955,170
Hess Corp.
3.500%, 07/15/24	1,057	1,051,015
Hewlett Packard Enterprise Co.
5.900%, 10/01/24	610	610,176
5.250%, 07/01/28	751	745,661
Host Hotels & Resorts, LP
4.000%, 06/15/25	1,080	1,056,181
Humana, Inc.
3.850%, 10/01/24	1,311	1,300,163
Huntington Bancshares, Inc.
# 2.625%, 08/06/24	4,612	4,572,773
# 4.000%, 05/15/25	1,362	1,335,721
Hyatt Hotels Corp.
4.375%, 09/15/28	2,891	2,753,119
IBM International Capital Pte, Ltd.
4.600%, 02/05/29	15,800	15,289,374
Illumina, Inc.
5.750%, 12/13/27	1,100	1,099,914
Intel Corp.
2.875%, 05/11/24	2,641	2,639,250
Intercontinental Exchange, Inc.
# 3.750%, 09/21/28	3,000	2,824,138
International Business Machines Corp.
3.000%, 05/15/24	2,926	2,923,067
7.000%, 10/30/25	52	53,206
3.300%, 05/15/26	321	308,441
International Flavors & Fragrances, Inc.
4.450%, 09/26/28	1,850	1,762,229
Interstate Power and Light Co.
3.250%, 12/01/24	6,644	6,554,355
4.100%, 09/26/28	3,947	3,733,332
Invitation Homes Operating Partnership, LP
2.300%, 11/15/28	1,195	1,034,037
J. M. Smucker Co. (The)
3.500%, 03/15/25	165	161,945
Jabil, Inc.
1.700%, 04/15/26	2,393	2,214,121
4.250%, 05/15/27	162	155,298
Jackson Financial, Inc.
# 5.170%, 06/08/27	213	209,796
Jacobs Engineering Group, Inc.
6.350%, 08/18/28	8,874	9,030,463
Janus Henderson US Holdings, Inc.
4.875%, 08/01/25	1,616	1,595,375

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Jefferies Financial Group, Inc.
1.000%, 07/19/24, MTN	2,000	$2,123,982
4.850%, 01/15/27	75	73,546
6.450%, 06/08/27	531	540,441
5.875%, 07/21/28	10,207	10,164,328
John Deere Capital Corp.
# 3.350%, 06/12/24, MTN	2,236	2,230,175
2.650%, 06/24/24, MTN	500	497,888
5.553%, 10/11/24	1,010	1,010,222
5.855%, 07/03/25	654	656,078
5.921%, 03/03/26	835	839,026
6.143%, 06/08/26, MTN	2,381	2,402,927
JPMorgan Chase & Co.
3.625%, 05/13/24	2,182	2,180,593
3.125%, 01/23/25	75	73,623
3.300%, 04/01/26	396	380,660
JPMorgan Chase Bank NA
6.353%, 12/08/26	1,170	1,184,773
Juniper Networks, Inc.
1.200%, 12/10/25	176	163,604
Keurig Dr Pepper, Inc.
6.236%, 03/15/27	1,100	1,107,568
KeyCorp
# 2.250%, 04/06/27, MTN	3,074	2,748,990
Keysight Technologies, Inc.
4.550%, 10/30/24	957	952,728
Kimco Realty OP LLC
3.300%, 02/01/25	2,948	2,893,401
3.850%, 06/01/25	198	193,753
Kinder Morgan Energy Partners, LP
4.300%, 05/01/24	895	895,000
4.250%, 09/01/24	1,239	1,231,232
Kyndryl Holdings, Inc.
2.700%, 10/15/28	500	436,192
L3Harris Technologies, Inc.
3.950%, 05/28/24	100	99,860
Laboratory Corp. of America Holdings
3.250%, 09/01/24	557	552,034
3.600%, 02/01/25	1,813	1,781,582
Lazard Group LLC
3.625%, 03/01/27	1,891	1,790,163
4.500%, 09/19/28	5,755	5,478,648
4.375%, 03/11/29	450	423,499
Lear Corp.
3.800%, 09/15/27	67	63,437
Legg Mason, Inc.
3.950%, 07/15/24	4,296	4,276,159
4.750%, 03/15/26	1,474	1,456,048
Leggett & Platt, Inc.
3.800%, 11/15/24	1,177	1,163,527
# 4.400%, 03/15/29	250	228,324

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Lennar Corp.
4.750%, 05/30/25	216	$213,544
Lincoln National Corp.
3.350%, 03/09/25	486	475,260
# 3.800%, 03/01/28	4,796	4,519,022
Loews Corp.
3.750%, 04/01/26	220	213,306
LPL Holdings, Inc.
6.750%, 11/17/28	14,991	15,407,070
Marathon Petroleum Corp.
3.625%, 09/15/24	1,354	1,342,225
Marriott International, Inc.
4.900%, 04/15/29	1,700	1,654,641
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	10,763	10,739,407
McCormick & Co., Inc.
3.150%, 08/15/24	100	99,215
McKesson Corp.
4.900%, 07/15/28	780	767,944
Medtronic Global Holdings SCA
0.250%, 07/02/25	200	205,376
Meta Platforms, Inc.
4.600%, 05/15/28	7,000	6,875,722
MetLife, Inc.
3.000%, 03/01/25	232	227,235
Micron Technology, Inc.
4.185%, 02/15/27	513	495,267
5.375%, 04/15/28	1,610	1,603,398
Morgan Stanley
3.700%, 10/23/24	3,831	3,798,875
6.250%, 08/09/26, MTN	476	483,470
Morgan Stanley Bank
6.520%, 10/30/26	300	304,318
Motorola Solutions, Inc.
4.000%, 09/01/24	460	457,079
MPLX, LP
4.875%, 12/01/24	1,222	1,213,673
4.000%, 02/15/25	3,299	3,247,851
1.750%, 03/01/26	173	161,210
4.125%, 03/01/27	44	42,419
4.000%, 03/15/28	53	50,236
Mylan, Inc.
4.550%, 04/15/28	3,000	2,850,789
National Fuel Gas Co.
5.200%, 07/15/25	350	347,028
5.500%, 10/01/26	50	49,608
National Rural Utilities Cooperative Finance Corp.
5.684%, 10/18/24	1,079	1,079,606
1.000%, 10/18/24, MTN	2,979	2,908,104
1.875%, 02/07/25, MTN	573	557,202
3.450%, 06/15/25, MTN	300	292,725
6.155%, 02/05/27	883	886,801
4.850%, 02/07/29	100	97,767

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
National Securities Clearing Corp.
Ω 5.100%, 11/21/27	2,166	$2,148,202
Ω 5.000%, 05/30/28	8,000	7,904,407
Nestle Capital Corp.
Ω 4.650%, 03/12/29	10,000	9,769,526
Nestle Holdings, Inc.
Ω 0.625%, 01/15/26	67	61,994
Ω 5.000%, 03/14/28	5,000	4,965,873
NetApp, Inc.
3.300%, 09/29/24	2,098	2,075,839
1.875%, 06/22/25	1,564	1,496,228
NextEra Energy Capital Holdings, Inc.
4.200%, 06/20/24	1,865	1,860,768
6.051%, 03/01/25	1,400	1,402,772
4.450%, 06/20/25	200	197,160
5.749%, 09/01/25	93	93,060
4.900%, 02/28/28	3,400	3,327,184
1.900%, 06/15/28	6,400	5,563,959
3.500%, 04/01/29	3,000	2,739,334
NNN REIT, Inc.
3.900%, 06/15/24	2,276	2,270,191
Nucor Corp.
3.950%, 05/23/25	217	213,168
2.000%, 06/01/25	1,961	1,889,454
4.300%, 05/23/27	122	118,483
Nuveen Finance LLC
Ω 4.125%, 11/01/24	11,012	10,909,258
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24	3,645	3,606,093
ONE Gas, Inc.
5.100%, 04/01/29	1,400	1,385,330
ONEOK Partners, LP
4.900%, 03/15/25	872	864,218
ONEOK, Inc.
2.750%, 09/01/24	2,337	2,312,233
3.200%, 03/15/25	100	97,692
5.850%, 01/15/26	158	158,601
4.000%, 07/13/27	51	48,618
4.550%, 07/15/28	100	96,165
Oracle Corp.
3.400%, 07/08/24	965	959,908
2.950%, 11/15/24	1,135	1,118,180
2.500%, 04/01/25	297	288,324
2.950%, 05/15/25	114	110,867
Ovintiv, Inc.
5.375%, 01/01/26	3,745	3,714,092
5.650%, 05/15/28	3,000	2,997,319
Owens Corning
4.200%, 12/01/24	1,985	1,965,352
Packaging Corp. of America
3.650%, 09/15/24	284	281,678

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Parker-Hannifin Corp.
2.700%, 06/14/24	875	$871,227
3.650%, 06/15/24	926	923,084
# 3.300%, 11/21/24, MTN	434	428,514
PayPal Holdings, Inc.
2.400%, 10/01/24	3,985	3,931,750
Penske Truck Leasing Co., LP/PTL Finance Corp.
Ω 3.450%, 07/01/24	3,233	3,220,065
Ω 2.700%, 11/01/24	1,676	1,649,563
Ω 3.950%, 03/10/25	3,946	3,883,313
Ω 4.000%, 07/15/25	2,607	2,547,475
Ω 1.700%, 06/15/26	139	127,625
Ω 3.400%, 11/15/26	661	624,508
Ω 5.875%, 11/15/27	200	200,634
Ω 5.700%, 02/01/28	1,500	1,496,196
Ω 5.550%, 05/01/28	800	794,836
Ω 6.050%, 08/01/28	522	527,621
PepsiCo, Inc.
5.749%, 02/13/26	817	818,422
Philip Morris International, Inc.
2.875%, 05/01/24	5,382	5,382,000
0.625%, 11/08/24	900	946,111
3.250%, 11/10/24	4,892	4,834,885
5.125%, 11/15/24	900	897,694
4.875%, 02/15/28	3,175	3,120,771
5.250%, 09/07/28	475	472,737
Phillips 66
3.850%, 04/09/25	2,633	2,587,290
Phillips 66 Co.
2.450%, 12/15/24	100	97,943
4.950%, 12/01/27	2,000	1,972,622
3.750%, 03/01/28	2,178	2,048,024
Plains All American Pipeline, LP/PAA Finance Corp.
3.600%, 11/01/24	7,832	7,744,331
PNC Bank NA
2.500%, 08/27/24	1,685	1,668,070
3.300%, 10/30/24	2,800	2,769,025
2.950%, 02/23/25	350	342,553
3.250%, 06/01/25, MTN	750	730,561
3.100%, 10/25/27	1,250	1,153,891
PNC Financial Services Group, Inc. (The)
2.200%, 11/01/24	4,015	3,947,136
# 3.150%, 05/19/27	450	422,512
3.450%, 04/23/29	5,000	4,557,018
PPG Industries, Inc.
2.400%, 08/15/24	2,266	2,242,729
1.875%, 06/01/25	1,300	1,360,817
Principal Financial Group, Inc.
3.400%, 05/15/25	477	466,334
3.100%, 11/15/26	938	884,607

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Procter & Gamble Co. (The)
4.350%, 01/29/29	4,600	$4,496,042
Prologis, LP
3.375%, 12/15/27	4,000	3,743,125
4.875%, 06/15/28	5,400	5,314,620
Public Service Enterprise Group, Inc.
2.875%, 06/15/24	2,556	2,546,138
Public Storage Operating Co.
5.955%, 07/25/25	1,527	1,532,589
1.950%, 11/09/28	560	484,545
PulteGroup, Inc.
5.500%, 03/01/26	324	322,762
5.000%, 01/15/27	400	393,937
PVH Corp.
4.625%, 07/10/25	9,933	9,758,078
Quest Diagnostics, Inc.
3.500%, 03/30/25	333	326,270
Realty Income Corp.
3.875%, 07/15/24	4,221	4,206,307
3.875%, 04/15/25	3,415	3,359,362
4.625%, 11/01/25	400	394,308
4.875%, 06/01/26	132	130,305
4.450%, 09/15/26	244	237,760
4.125%, 10/15/26	266	257,970
3.200%, 01/15/27	1,780	1,672,801
3.000%, 01/15/27	367	344,580
3.950%, 08/15/27	219	209,239
3.650%, 01/15/28	145	136,287
3.400%, 01/15/28	976	909,234
2.100%, 03/15/28	5,170	4,554,780
2.200%, 06/15/28	2,300	2,018,092
Republic Services, Inc.
2.500%, 08/15/24	335	331,815
Revvity, Inc.
1.900%, 09/15/28	350	299,887
Roche Holdings, Inc.
Ω 5.913%, 03/10/25	1,237	1,240,461
5.338%, 11/13/28	3,000	3,015,274
Ω 5.338%, 11/13/28	14,800	14,875,352
Ross Stores, Inc.
3.375%, 09/15/24	3,559	3,523,079
4.600%, 04/15/25	1,502	1,486,803
0.875%, 04/15/26	72	65,904
4.700%, 04/15/27	50	48,583
Royalty Pharma PLC
1.200%, 09/02/25	107	100,764
1.750%, 09/02/27	83	73,402
RTX Corp.
3.150%, 12/15/24	742	730,149
Ryder System, Inc.
2.500%, 09/01/24, MTN	3,552	3,511,409
4.625%, 06/01/25, MTN	225	221,978
3.350%, 09/01/25, MTN	114	110,409
2.900%, 12/01/26	440	411,723
5.250%, 06/01/28, MTN	300	297,326

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Schlumberger Finance BV
3.850%, 10/15/24	100	$105,070
Schlumberger Holdings Corp.
Ω 3.750%, 05/01/24	150	150,000
Ω 3.900%, 05/17/28	4,871	4,614,115
Sempra
3.300%, 04/01/25	355	347,046
Sherwin-Williams Co. (The)
3.125%, 06/01/24	1,315	1,311,705
4.050%, 08/08/24	571	568,352
Simon Property Group, LP
2.000%, 09/13/24	7,371	7,273,148
# 3.375%, 10/01/24	5,764	5,707,536
3.500%, 09/01/25	111	108,096
3.300%, 01/15/26	1,761	1,695,238
3.375%, 12/01/27	400	373,934
1.750%, 02/01/28	385	337,818
Southwest Airlines Co.
5.250%, 05/04/25	93	91,972
Southwest Gas Corp.
5.800%, 12/01/27	200	200,941
5.450%, 03/23/28	3,233	3,219,534
3.700%, 04/01/28	1,000	934,178
Southwestern Electric Power Co.
4.100%, 09/15/28	2,200	2,066,384
Stanley Black & Decker, Inc.
# 6.000%, 03/06/28	13,850	14,076,598
4.250%, 11/15/28	1,200	1,140,888
State Street Corp.
3.300%, 12/16/24	1,095	1,079,734
Steel Dynamics, Inc.
2.800%, 12/15/24	702	689,084
2.400%, 06/15/25	1,172	1,127,719
Stellantis Finance US, Inc.
1.711%, 01/29/27	350	315,317
Ω 1.711%, 01/29/27	3,345	3,013,533
Stryker Corp.
3.375%, 05/15/24	581	580,499
Sun Communities Operating, LP
2.300%, 11/01/28	170	146,148
5.500%, 01/15/29	2,422	2,380,148
Targa Resources Corp.
6.150%, 03/01/29	5,000	5,085,765
Texas Instruments, Inc.
2.625%, 05/15/24	2,131	2,128,710
Thermo Fisher Scientific Finance I BV
3.550%, 11/18/25	200	202,577
Timken Co. (The)
3.875%, 09/01/24	550	546,169

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Toll Brothers Finance Corp.
4.350%, 02/15/28	5,849	$5,592,190
Trimble, Inc.
4.750%, 12/01/24	8,049	7,989,384
Truist Bank
# 2.150%, 12/06/24	3,970	3,888,725
1.500%, 03/10/25	1,225	1,182,090
Truist Financial Corp.
2.500%, 08/01/24, MTN	2,051	2,033,947
2.850%, 10/26/24, MTN	8,046	7,931,458
4.000%, 05/01/25	50	49,162
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	4,200	3,025,003
Tyson Foods, Inc.
5.400%, 03/15/29	2,850	2,820,520
Union Pacific Corp.
3.250%, 01/15/25	106	104,339
United Parcel Service, Inc.
2.125%, 05/21/24	2,700	1,962,175
2.200%, 09/01/24	385	380,436
UnitedHealth Group, Inc.
2.375%, 08/15/24	906	897,578
US Bancorp
0.850%, 06/07/24, MTN	9,000	9,589,620
3.150%, 04/27/27, MTN	250	235,272
3.900%, 04/26/28, MTN	1,980	1,875,650
US Bank NA
# 2.050%, 01/21/25	1,050	1,023,271
2.800%, 01/27/25	3,350	3,279,372
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	640	613,746
Valero Energy Corp.
2.850%, 04/15/25	50	48,601
Ventas Realty, LP
3.750%, 05/01/24	1,244	1,244,000
2.650%, 01/15/25	4,894	4,781,725
3.500%, 02/01/25	7,055	6,927,153
3.250%, 10/15/26	433	407,003
VeriSign, Inc.
# 5.250%, 04/01/25	1,071	1,066,571
Verizon Communications, Inc.
3.500%, 11/01/24	4,848	4,796,058
3.376%, 02/15/25	1,850	1,817,214
6.144%, 03/20/26	2,789	2,809,108
4.500%, 08/17/27, MTN	500	316,782
2.100%, 03/22/28	600	531,267
4.329%, 09/21/28	2,825	2,706,930
VF Corp.
# 2.400%, 04/23/25	992	956,400
Viatris, Inc.
1.650%, 06/22/25	2,672	2,545,272
Visa, Inc.
2.750%, 09/15/27	3,511	3,253,838

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	171	$168,067
Walt Disney Co. (The)
1.750%, 08/30/24	197	194,527
3.700%, 09/15/24	1,568	1,556,518
WEC Energy Group, Inc.
3.550%, 06/15/25	50	48,589
Wells Fargo & Co.
2.125%, 06/04/24, MTN	2,700	2,881,892
# 3.300%, 09/09/24, MTN	1,270	1,259,422
3.000%, 02/19/25	9,605	9,397,442
3.000%, 10/23/26	44	41,386
Wells Fargo Bank
6.423%, 12/11/26	3,836	3,887,924
Welltower OP LLC
4.000%, 06/01/25	199	195,174
Western Union Co. (The)
1.350%, 03/15/26	237	217,984
Whirlpool Corp.
3.700%, 05/01/25	1,569	1,539,193
Williams Cos., Inc. (The)
4.550%, 06/24/24	2,017	2,012,956
3.900%, 01/15/25	857	845,617
4.000%, 09/15/25	91	88,894
Willis North America, Inc.
3.600%, 05/15/24	1,503	1,501,677
4.500%, 09/15/28	680	649,315
Wisconsin Electric Power Co.
2.050%, 12/15/24	938	917,041
3.100%, 06/01/25	16	15,564
WP Carey, Inc.
4.000%, 02/01/25	435	429,118
WRKCo, Inc.
3.000%, 09/15/24	1,983	1,961,471
3.750%, 03/15/25	203	199,110
Zimmer Biomet Holdings, Inc.
# 3.550%, 04/01/25	101	98,957

TOTAL UNITED STATES		1,248,945,523

TOTAL BONDS		2,327,534,584

U.S. TREASURY OBLIGATIONS — (10.7%)
U.S. Treasury Notes
# 2.500%, 05/15/24	244	243,723
0.250%, 05/15/24	447	446,116
# 2.500%, 05/31/24	10,381	10,355,890
# 3.000%, 06/30/24	17,384	17,313,038
1.750%, 06/30/24	133	132,183
# 0.375%, 07/15/24	3,236	3,203,324
5.358%, 07/31/24	2,569	2,569,046
3.000%, 07/31/24	9,931	9,871,259
0.375%, 08/15/24	327	322,312
# 3.250%, 08/31/24	13,449	13,354,565
0.375%, 09/15/24	1,863	1,828,978

	Face Amount^	Value†
	(000)
U.S. Treasury Notes
4.250%, 09/30/24	1,426	$1,419,274
0.625%, 10/15/24	1,473	1,441,699
5.461%, 10/31/24	3,735	3,736,530
5.521%, 01/31/25	5,747	5,753,597
2.000%, 02/15/25	1,500	1,461,050
5.490%, 04/30/25	5,179	5,184,462
5.446%, 07/31/25	6,701	6,703,929
5.491%, 10/31/25	58,166	58,233,321
5.566%, 01/31/26	13,561	13,590,789
4.625%, 09/30/28	53,500	53,196,973
4.375%, 11/30/28	27,959	27,535,246
3.750%, 12/31/28	25,000	23,966,797
4.000%, 01/31/29	10,000	9,689,453
4.250%, 02/28/29	23,000	22,531,016
TOTAL U.S. TREASURY OBLIGATIONS		294,084,570

COMMERCIAL PAPER — (1.5%)
CANADA — (0.9%)
Canadian Imperial Bank of Commerce
5.330%, 06/05/24	4,650	4,625,356
CDP Financial, Inc.
Ω 5.440%, 07/23/24	5,000	4,937,350
PSP Capital, Inc.
5.310%, 05/03/24	15,000	14,993,364

TOTAL CANADA		24,556,070

NETHERLANDS — (0.1%)
Cooperatieve Rabobank UA
5.310%, 06/04/24	2,500	2,487,172

TOTAL NETHERLANDS		2,487,172

UNITED STATES — (0.5%)
Bayer Corp.
Ω 5.770%, 07/23/24	500	493,354
Entergy Corp.
5.600%, 06/03/24	2,000	1,989,474
Eversource Energy
5.420%, 05/03/24	2,000	1,999,097
Walt Disney Co. (The)
5.370%, 05/01/24	9,750	9,748,545

TOTAL UNITED STATES		14,230,470

TOTAL COMMERCIAL PAPER		41,273,712

TOTAL INVESTMENT SECURITIES — (97.5%) (Cost $2,675,301,268)		2,665,121,196

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Shares	Value
SECURITIES LENDING COLLATERAL — (2.5%)
The DFA Short Term
@§ Investment Fund	5,860,648	$67,795,975

	Shares	Value
SECURITIES LENDING COLLATERAL (continued)

TOTAL INVESTMENTS — (100.0%) (Cost $2,743,097,243)		$2,732,917,171

Forward Currency Contracts

As of April 30, 2024, Dimensional Short-Duration Fixed Income ETF had entered into the following forward currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	8,172,797	GBP	6,457,779	BNY Capital Markets	05/07/24	$86,490
GBP	526,138	USD	655,064	Citigroup	05/07/24	3,756
EUR	780,404	USD	833,327	Citigroup	05/13/24	1,501
USD	41,634,475	EUR	38,751,896	State Street Bank and Trust	05/13/24	180,085
USD	6,135,374	AUD	9,341,563	State Street Bank and Trust	05/22/24	65,508
USD	116,512,122	AUD	176,139,074	UBS Warburg	05/22/24	2,062,254
USD	5,012,847	JPY	774,893,170	State Street Bank and Trust	05/24/24	71,242
USD	33,666,844	EUR	31,295,683	HSBC	07/24/24	78,810
USD	2,918,035	CAD	3,983,988	State Street Bank and Trust	07/24/24	13,984

Total Appreciation						$2,563,630

EUR	120,805	USD	130,203	Citigroup	05/13/24	$(974)
EUR	719,911	USD	774,154	Citigroup	05/13/24	(4,038)
EUR	2,863,986	USD	3,065,778	Citigroup	05/13/24	(2,062)
USD	6,539,484	AUD	10,083,829	RBC Dominion Securities	05/22/24	(12,685)
AUD	2,029,362	USD	1,324,033	RBC Dominion Securities	05/22/24	(5,414)
USD	39,477,037	EUR	36,903,629	Morgan Stanley and Co. International	07/11/24	(103,580)
USD	9,739,662	CAD	13,384,686	Citigroup	07/18/24	(15,782)

Total (Depreciation)						$(144,535)

Total Appreciation (Depreciation)						$2,419,095

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations
United States	$—	$2,228,330	$—	$2,228,330
Bonds
Australia	—	114,623,855	—	114,623,855
Austria	—	4,672,322	—	4,672,322
Belgium	—	410,561	—	410,561
Canada	—	178,915,396	—	178,915,396
Denmark	—	330,988	—	330,988
Finland	—	8,834,542	—	8,834,542
France	—	87,644,204	—	87,644,204
Germany	—	124,254,634	—	124,254,634
Ireland	—	16,351,345	—	16,351,345
Italy	—	18,915,031	—	18,915,031
Japan	—	156,937,898	—	156,937,898
Luxembourg	—	4,499,412	—	4,499,412
Netherlands	—	78,858,899	—	78,858,899

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
New Zealand	$—	$5,172,135	$—	$5,172,135
Norway	—	25,594,940	—	25,594,940
Portugal	—	3,246,900	—	3,246,900
Spain	—	35,463,673	—	35,463,673
Supranational	—	90,358,801	—	90,358,801
Sweden	—	55,452,113	—	55,452,113
Switzerland	—	15,053,700	—	15,053,700
United Kingdom	—	52,997,712	—	52,997,712
United States	—	1,248,945,523	—	1,248,945,523
U.S. Treasury Obligations
United States	—	294,084,570	—	294,084,570
Commercial Paper	—	41,273,712	—	41,273,712
Securities Lending Collateral	—	67,795,975	—	67,795,975

Total Investments	$—	$2,732,917,171	$—	$2,732,917,171

Financial instruments
Assets
Forward Currency Contracts**	—	2,563,630	—	2,563,630
Liabilities
Forward Currency Contracts**	—	(144,535)	—	(144,535)

Total Other Financial Instruments	$—	$2,419,095	$—	$2,419,095

**	Valued at the unrealized appreciation (depreciation) on the investment.

See accompanying Notes to Financial Statements.

DIMENSIONAL INFLATION-PROTECTED SECURITIES ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face
	Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.6%)
Treasury Inflation-Protected Security
3.625%, 04/15/28	6,929	$13,913,850
0.750%, 07/15/28	25,033	29,119,895
0.875%, 01/15/29	38,313	44,152,032
2.500%, 01/15/29	26,999	39,408,698
3.875%, 04/15/29	22,581	45,769,927
0.250%, 07/15/29	55,098	60,569,502
0.125%, 01/15/30	52,238	55,882,415
0.125%, 07/15/30	48,413	51,652,260
0.125%, 01/15/31	42,710	44,236,693
0.125%, 07/15/31	25,077	25,048,958
0.125%, 01/15/32	21,627	20,583,551
3.375%, 04/15/32	11,673	21,999,434
1.125%, 01/15/33	6,544	6,199,817
2.125%, 02/15/40	14,243	19,772,107
2.125%, 02/15/41	20,681	28,313,367
0.750%, 02/15/42	18,933	19,703,328
0.625%, 02/15/43	4,094	4,020,187
TOTAL U.S. TREASURY OBLIGATIONS		530,346,021

INVESTMENT COMPANY — (0.4%)
UNITED STATES — (0.4%)
State Street Institutional U.S. Government Money Market Fund
5.250%,	2,136	2,136,476

TOTAL UNITED STATES		2,136,476

TOTAL INVESTMENT COMPANY		2,136,476

TOTAL INVESTMENT SECURITIES — (100.0%) (Cost $570,961,438)		532,482,497

TOTAL INVESTMENTS — (100.0%) (Cost $570,961,438)		$532,482,497

DIMENIONAL INFLATION-PROTECTED SECURITIES ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations United States	$—	$530,346,021	$—	$530,346,021
Investment Company	2,136,476	—	—	2,136,476

Total Investments	$2,136,476	$530,346,021	$—	$532,482,497

See accompanying Notes to Financial Statements.

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face
		Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (7.9%)
Federal National Mortgage Association
2.500%, 05/01/54, 30YR TBA		19,877	$15,723,819
6.000%, 05/01/54		6,293	6,234,496
6.500%, 05/01/54		8,726	8,791,803
2.000%, 05/01/54, 30YR TBA		8,639	6,519,824
1.500%, 05/01/54		10,344	7,410,601
Government National Mortgage Association
3.500%, 05/01/54, 30YR TBA		8,391	7,390,659
4.000%, 05/01/54		1,402	1,270,383
TOTAL AGENCY OBLIGATIONS			53,341,585

BONDS — (87.6%)
AUSTRALIA — (7.1%)
APA Infrastructure, Ltd.
4.250%, 11/26/24, MTN	GBP	772	960,071
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/43		1,977	1,802,714
BNZ International Funding, Ltd.
0.375%, 09/14/24	EUR	512	540,183
Commonwealth Bank of Australia
Ω 3.350%, 06/04/24		1,500	1,496,559
Ω 6.104%, 03/13/26		194	195,001
FMG Resources August 2006 Pty, Ltd.
Ω 5.875%, 04/15/30		535	514,330
Ω 4.375%, 04/01/31		100	88,044
Ω 6.125%, 04/15/32		1,285	1,244,259
Glencore Funding LLC
Ω 6.500%, 10/06/33		780	803,402
Macquarie Group, Ltd.
0.943%, 01/19/29	EUR	258	242,314
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	820	444,909
2.000%, 03/08/33	AUD	1,000	507,551
1.750%, 03/20/34	AUD	5,200	2,484,212
4.750%, 02/20/35	AUD	3,100	1,928,445
4.750%, 09/20/35	AUD	1,950	1,209,080
4.250%, 02/20/36	AUD	6,520	3,826,768
3.500%, 11/20/37	AUD	2,500	1,324,179
Queensland Treasury Corp.
Ω 1.750%, 07/20/34	AUD	100	47,187
Ω 2.250%, 04/16/40	AUD	100	42,342

		Face
		Amount^	Value†
		(000)
AUSTRALIA — (Continued)
South Australian Government Financing Authority
1.750%, 05/24/34	AUD	5,200	$2,466,642
2.000%, 05/23/36	AUD	3,000	1,363,719
4.750%, 05/24/38	AUD	1,730	1,047,081
2.250%, 05/24/40	AUD	700	292,445
Treasury Corp. of Victoria
2.250%, 09/15/33	AUD	3,500	1,780,946
2.250%, 11/20/34	AUD	4,830	2,365,032
2.000%, 09/17/35	AUD	6,000	2,777,208
4.750%, 09/15/36	AUD	5,100	3,103,180
2.000%, 11/20/37	AUD	2,300	988,645
5.250%, 09/15/38, MTN	AUD	2,370	1,489,067
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	92	44,721
Westpac Banking Corp.
5.350%, 10/18/24		4,831	4,824,608
1.019%, 11/18/24		3,493	3,408,033
2.350%, 02/19/25		700	682,047
2.150%, 06/03/31		100	81,798

TOTAL AUSTRALIA			46,416,722

AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
0.500%, 09/16/24		150	147,237

TOTAL AUSTRIA			147,237

BELGIUM — (1.0%)
Anheuser-Busch InBev SA
1.500%, 04/18/30, MTN	EUR	90	86,598
2.750%, 03/17/36, MTN	EUR	10	9,766
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40		500	431,514
Belfius Bank SA
4.125%, 09/12/29, MTN	EUR	100	108,565
Dexia SA
3.580%, 05/29/24, MTN	EUR	400	426,491
Euroclear Bank SA
1.250%, 09/30/24, MTN	GBP	3,200	3,941,991
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	1,100	1,174,537
Kingdom of Belgium Government Bond
Ω 0.100%, 06/22/30	EUR	300	271,064

TOTAL BELGIUM			6,450,526

CANADA — (7.0%)
Bank of Montreal
0.625%, 07/09/24, MTN		310	307,053
2.700%, 09/11/24	CAD	4,000	2,886,196

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
1.500%, 12/18/24, MTN	GBP	200	$244,703
Bank of Nova Scotia (The)
5.250%, 12/06/24		64	63,812
1.450%, 01/10/25		264	256,487
Brookfield Finance, Inc.
6.350%, 01/05/34		50	51,383
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	10,100	7,330,284
Canadian Imperial Bank of Commerce
2.250%, 01/28/25		231	225,353
6.092%, 10/03/33		195	198,388
Canadian Natural Resources, Ltd.
6.500%, 02/15/37		475	486,582
6.250%, 03/15/38		2,621	2,641,861
Cenovus Energy, Inc.
5.250%, 06/15/37		65	59,384
CI Financial Corp.
3.200%, 12/17/30		1,766	1,405,924
CPPIB Capital, Inc.
1.250%, 12/07/27	GBP	700	776,226
0.750%, 02/02/37, MTN	EUR	4,450	3,463,875
Emera US Finance, LP
0.833%, 06/15/24		1,603	1,591,665
Enbridge Energy Partners, LP
7.500%, 04/15/38		218	244,897
5.500%, 09/15/40		469	435,063
Fairfax Financial Holdings, Ltd.
Ω 6.000%, 12/07/33		400	396,959
ITC Holdings Corp.
3.650%, 06/15/24		200	199,390
Kinross Gold Corp.
Ω 6.250%, 07/15/33		437	444,201
Magna International, Inc.
3.625%, 06/15/24		700	698,026
4.375%, 03/17/32	EUR	281	311,279
Methanex Corp.
4.250%, 12/01/24		50	49,300
5.250%, 12/15/29		912	864,520
National Bank of Canada
0.750%, 08/06/24		300	296,165
Ontario Teachers’ Finance Trust
3.300%, 10/05/29, MTN	EUR	100	106,636
Ω 1.850%, 05/03/32	EUR	400	380,061
Province of Alberta Canada
3.100%, 06/01/24	CAD	970	704,809
Province of Ontario Canada
3.200%, 05/16/24		1,500	1,498,652
3.500%, 06/02/24	CAD	3,200	2,325,704
0.375%, 06/14/24	EUR	8,400	8,944,833
Province of Quebec Canada
0.500%, 01/25/32, MTN	EUR	1,000	870,402

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Rogers Communications, Inc.
7.500%, 08/15/38		755	$848,721
Royal Bank of Canada
4.375%, 10/02/30, MTN	EUR	289	319,497
Suncor Energy, Inc.
6.800%, 05/15/38		2,313	2,427,003
6.500%, 06/15/38		720	738,322
6.850%, 06/01/39		600	630,088
Toronto-Dominion Bank (The)
3.129%, 08/03/32, MTN	EUR	100	102,218
TransCanada PipeLines, Ltd.
1.000%, 10/12/24		200	195,770
6.200%, 10/15/37		1,266	1,269,471
4.750%, 05/15/38		273	239,393
7.625%, 01/15/39		100	112,974
6.100%, 06/01/40		1,145	1,126,784

TOTAL CANADA			48,770,314

DENMARK — (0.3%)
Kommunekredit
2.000%, 06/25/24, MTN	GBP	1,200	1,495,132
0.750%, 08/15/24, MTN	GBP	300	370,807

TOTAL DENMARK			1,865,939

FINLAND — (0.6%)
Finland Government Bond
Ω 2.920%, 09/15/30	EUR	160	142,382
Kuntarahoitus OYJ
5.125%, 07/22/27, MTN	GBP	600	758,266
Nokia OYJ
4.375%, 06/12/27		40	38,285
6.625%, 05/15/39		1,773	1,681,765
Nordea Bank Abp
Ω 0.625%, 05/24/24		1,200	1,196,386
OP Corporate Bank PLC
0.375%, 06/19/24, MTN	EUR	418	444,800

TOTAL FINLAND			4,261,884

FRANCE — (2.2%)
Action Logement Services
4.125%, 10/03/38, MTN	EUR	700	780,761
Agence France Locale
0.500%, 06/20/24, MTN	EUR	300	319,112
Banque Federative du Credit Mutuel SA
1.250%, 01/14/25, MTN	EUR	600	630,397
Ω 0.998%, 02/04/25		546	526,813
0.750%, 01/17/30	EUR	100	89,548
BNP Paribas SA
Ω 3.375%, 01/09/25		300	295,050
Bouygues SA
5.375%, 06/30/42	EUR	200	245,524
BPCE SA
Ω 1.625%, 01/14/25		300	291,415
3.875%, 01/25/36	EUR	3,100	3,305,511

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Caisse des Depots et Consignations
1.125%, 12/16/24, MTN	GBP	100	$122,159
Credit Agricole SA
1.250%, 10/02/24	GBP	500	615,855
Electricite de France SA
4.625%, 04/26/30, MTN	EUR	50	55,700
Engie SA
4.250%, 09/06/34, MTN	EUR	2,100	2,295,375
French Republic Government Bond OAT
Ω 2.500%, 05/25/30	EUR	130	135,932
Gestion Securite de Stocks Securite SA
3.375%, 06/29/30, MTN	EUR	100	106,993
Ile-de-France Mobilites
1.000%, 05/25/34, MTN	EUR	1,300	1,112,020
LVMH Moet Hennessy Louis Vuitton SE
3.250%, 09/07/29, MTN	EUR	200	213,312
Orange SA
8.125%, 11/20/28, MTN	GBP	50	70,151
Regie Autonome des Transports Parisiens EPIC
0.375%, 06/15/24, MTN	EUR	300	319,251
SFIL SA
3.670%, 05/24/24, MTN	EUR	900	960,019
Societe Generale SA
6.250%, 06/22/33, MTN	GBP	1,700	2,229,373
Societe Nationale SNCF SACA
3.375%, 05/25/33	EUR	100	107,315
TotalEnergies Capital International SA
1.250%, 12/16/24, MTN	GBP	25	30,594
Veolia Environnement SA
6.125%, 11/25/33, MTN	EUR	50	63,635
WEA Finance LLC
Ω 2.875%, 01/15/27		300	273,113
4.125%, 09/20/28		50	45,541
Ω 3.500%, 06/15/29		1,109	968,108

TOTAL FRANCE			16,208,577

GERMANY — (3.0%)
Allianz Finance II BV
3.720%, 01/14/25, MTN	EUR	2,000	2,083,680
BASF SE
1.750%, 03/11/25, MTN	GBP	80	97,215
Bayer AG
4.625%, 05/26/33, MTN	EUR	65	70,475
Bayer US Finance II LLC
Ω 4.625%, 06/25/38		558	449,094
BMW Finance NV
3.250%, 07/22/30, MTN	EUR	90	96,015

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Bundesrepublik Deutschland Bundesanleihe
2.100%, 11/15/29	EUR	125	$130,308
Daimler Truck Finance Canada, Inc.
2.140%, 12/13/24	CAD	400	285,624
Daimler Truck Finance North America LLC
Ω 5.200%, 01/17/25		250	248,910
Deutsche Bank AG
3.700%, 05/30/24		250	249,570
3.700%, 05/30/24		509	508,015
Deutsche Telekom International Finance BV
8.875%, 11/27/28, MTN	GBP	40	57,777
2.250%, 04/13/29, MTN	GBP	20	22,283
Ω 4.875%, 03/06/42		500	443,549
E.ON International Finance BV
5.875%, 10/30/37, MTN	GBP	100	126,390
Ω 6.650%, 04/30/38		500	519,443
E.ON SE
4.000%, 08/29/33, MTN	EUR	65	71,018
Fresenius Medical Care US Finance III, Inc.
Ω 1.875%, 12/01/26		372	333,936
Ω 2.375%, 02/16/31		950	737,032
Ω 3.000%, 12/01/31		1,050	826,497
Kreditanstalt fuer Wiederaufbau
1.625%, 05/10/24		146	145,867
Landeskreditbank Baden- Wuerttemberg Foerderbank
2.000%, 07/23/24, MTN		100	99,187
Mercedes-Benz International Finance BV
3.700%, 05/30/31, MTN	EUR	90	98,252
NRW Bank
0.250%, 07/09/24	EUR	8,200	8,709,993
Siemens Financieringsmaatschappij NV
3.820%, 09/05/24	EUR	121	127,673
1.000%, 02/20/25, MTN	GBP	200	242,157
1.375%, 09/06/30, MTN	EUR	123	117,749
0.500%, 09/05/34, MTN	EUR	162	130,193
Ω 2.875%, 03/11/41		2,050	1,473,136
T-Mobile USA, Inc.
4.375%, 04/15/40		553	471,113
Volkswagen Financial Services AG
3.000%, 04/06/25, MTN	EUR	86	91,303
0.375%, 02/12/30, MTN	EUR	90	78,989
Volkswagen Financial Services NV
2.125%, 06/27/24	GBP	500	622,917
1.875%, 12/03/24, MTN	GBP	200	245,626

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Volkswagen Leasing GmbH
4.750%, 09/25/31, MTN	EUR	20	$22,355
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		156	153,498
Ω 6.875%, 04/14/28		430	432,875
Ω 7.125%, 04/14/30		1,100	1,124,734

TOTAL GERMANY			21,744,448

HONG KONG — (0.0%)
Prudential Funding Asia PLC
5.875%, 05/11/29	GBP	75	95,524

TOTAL HONG KONG			95,524

IRELAND — (0.6%)
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
1.650%, 10/29/24		200	195,817
3.300%, 01/30/32		395	329,764
3.400%, 10/29/33		470	382,661
3.850%, 10/29/41		1,040	783,734
AIB Group PLC
1.250%, 05/28/24, MTN	EUR	1,200	1,280,505
ESB Finance DAC
4.250%, 03/03/36, MTN	EUR	400	440,504
Ireland Government Bond
0.200%, 10/18/30	EUR	160	144,776

TOTAL IRELAND			3,557,761

ITALY — (0.9%)
Enel SpA
5.625%, 06/21/27, MTN	EUR	50	56,848
Eni SpA
4.250%, 05/19/33, MTN	EUR	1,400	1,531,379
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		222	206,489
Ω 4.000%, 09/23/29		250	226,611
5.125%, 08/29/31, MTN	EUR	150	171,391
6.625%, 05/31/33, MTN	GBP	500	642,975
Ω 6.625%, 06/20/33		454	457,371
Ω 7.200%, 11/28/33		345	360,534
Italy Buoni Poliennali Del Tesoro
0.950%, 06/01/32	EUR	25	21,711
4.350%, 11/01/33	EUR	65	72,428
Ω 4.000%, 04/30/35	EUR	500	539,974
Ω 0.950%, 03/01/37	EUR	450	334,891
Ω 3.250%, 03/01/38	EUR	1,000	973,664
Ω 2.950%, 09/01/38	EUR	800	750,048

TOTAL ITALY			6,346,314

JAPAN — (9.9%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41		677	433,410
Aircastle, Ltd.
4.125%, 05/01/24		167	167,000
Ω 2.850%, 01/26/28		550	490,040
Ω 5.950%, 02/15/29		1,100	1,085,857

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Development Bank of Japan, Inc.
4.750%, 11/26/27, MTN	EUR	50	$55,944
East Japan Railway Co.
4.750%, 12/08/31, MTN	GBP	50	60,980
Japan Government Ten Year Bond
0.100%, 06/20/27	JPY	1,035,350	6,535,998
0.100%, 09/20/28	JPY	897,450	5,625,651
0.100%, 12/20/30	JPY	76,000	468,103
0.100%, 06/20/31	JPY	377,400	2,310,854
0.200%, 03/20/32	JPY	683,300	4,178,436
0.200%, 09/20/32	JPY	715,450	4,347,803
0.500%, 12/20/32	JPY	664,750	4,133,265
0.400%, 06/20/33	JPY	767,150	4,703,812
Japan Government Twenty Year Bond
1.500%, 03/20/34	JPY	456,700	3,074,240
1.400%, 09/20/34	JPY	435,050	2,895,716
1.200%, 09/20/35	JPY	887,050	5,754,763
0.400%, 03/20/36	JPY	906,300	5,342,658
0.600%, 09/20/37	JPY	930,100	5,484,141
1.100%, 06/20/43	JPY	989,000	5,770,785
Mitsubishi UFJ Financial Group, Inc.
2.801%, 07/18/24		750	745,396
Nissan Motor Acceptance Co. LLC
Ω 1.125%, 09/16/24		174	170,553
Ω 2.000%, 03/09/26		250	230,763
2.750%, 03/09/28		45	39,347
Ω 2.750%, 03/09/28		319	279,028
Ω 7.050%, 09/15/28		586	601,614
ORIX Corp.
3.250%, 12/04/24		398	391,970
Protective Life Corp.
8.450%, 10/15/39		250	301,760
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24		500	496,885
Sumitomo Mitsui Trust Bank, Ltd.
Ω 0.800%, 09/16/24		800	784,899

TOTAL JAPAN			66,961,671

LUXEMBOURG — (0.6%)
ArcelorMittal SA
3.600%, 07/16/24		650	646,431
# 6.800%, 11/29/32		2,372	2,470,159
JAB Holdings BV
5.000%, 06/12/33	EUR	300	336,228

TOTAL LUXEMBOURG			3,452,818

NETHERLANDS — (1.0%)
ABN AMRO Bank NV
1.375%, 01/16/25, MTN	GBP	500	608,841

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
NETHERLANDS — (Continued)
BNG Bank NV
1.600%, 11/27/30	AUD	1,100	$575,379
2.450%, 07/21/32	AUD	1,600	848,405
Cooperatieve Rabobank
3.822%, 07/26/34, MTN	EUR	800	854,891
Cooperatieve Rabobank UA
3.875%, 08/22/24		1,840	1,830,305
1.375%, 01/10/25		400	388,700
5.000%, 01/13/25		1,200	1,195,104
4.125%, 07/14/25	EUR	4	4,298
5.250%, 05/23/41, MTN	GBP	117	147,712
Koninklijke Philips NV
6.875%, 03/11/38		100	106,219
Netherlands Government Bond
Ω 2.760%, 07/15/30	EUR	160	144,500

TOTAL NETHERLANDS			6,704,354

NEW ZEALAND — (0.0%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	100	59,070

TOTAL NEW ZEALAND			59,070

NORWAY — (0.1%)
Equinor ASA
3.250%, 11/10/24		400	395,214
3.625%, 04/06/40		50	39,868
3.950%, 05/15/43		50	40,375

TOTAL NORWAY			475,457

SINGAPORE — (0.1%)
Optus Finance Pty, Ltd.
2.500%, 07/01/30, MTN	AUD	1,200	647,135

TOTAL SINGAPORE			647,135

SPAIN — (1.2%)
Autonomous Community of Madrid Spain
3.596%, 04/30/33	EUR	90	97,176
Avangrid, Inc.
3.150%, 12/01/24		100	98,400
Banco Santander SA
2.706%, 06/27/24		1,000	995,487
1.375%, 07/31/24, MTN	GBP	700	867,666
4.250%, 06/12/30, MTN	EUR	200	220,026
CaixaBank SA
4.250%, 09/06/30, MTN	EUR	200	219,785
Santander Holdings USA, Inc.
3.500%, 06/07/24		284	283,893
3.450%, 06/02/25		500	485,369
4.500%, 07/17/25		714	700,823
Spain Government Bond
Ω 3.550%, 10/31/33	EUR	90	98,023
Ω 0.850%, 07/30/37	EUR	460	352,082
Ω 3.900%, 07/30/39	EUR	1,500	1,644,622
Telefonica Emisiones SA
4.055%, 01/24/36, MTN	EUR	1,300	1,381,105

		Face Amount^	Value†
		(000)
SPAIN — (Continued)
7.045%, 06/20/36		1,276	$1,366,531
Telefonica Europe BV
5.875%, 02/14/33, MTN		50	62,109

TOTAL SPAIN			8,873,097

SUPRANATIONAL — (5.5%)
Asian Development Bank
0.375%, 06/11/24		150	149,169
6.350%, 08/27/26		50	50,687
European Bank for Reconstruction & Development
1.625%, 09/27/24		100	98,464
5.544%, 04/14/26		50	49,969
5.679%, 02/20/28		250	249,695
5.649%, 02/16/29		100	99,492
European Financial Stability Facility
3.375%, 08/30/38, MTN	EUR	7,050	7,625,304
European Investment Bank
0.010%, 11/15/35	EUR	3,600	2,702,593
European Union
3.250%, 07/04/34	EUR	1,140	1,234,688
3.150%, 07/04/35, MTN	EUR	700	529,026
0.200%, 06/04/36, MTN	EUR	400	301,525
0.400%, 02/04/37	EUR	1,200	916,179
3.375%, 10/04/38, MTN	EUR	3,000	3,241,147
0.450%, 07/04/41, MTN	EUR	1,000	672,921
3.375%, 11/04/42, MTN	EUR	710	761,782
1.250%, 02/04/43	EUR	427	327,013
Inter-American Development Bank
3.250%, 07/01/24		400	398,490
0.500%, 09/23/24		150	147,115
1.700%, 10/10/24	CAD	3,600	2,582,588
5.633%, 04/12/27		50	49,923
5.705%, 10/04/27		250	250,009
5.705%, 10/05/28		50	49,963
5.648%, 02/15/29		100	99,411
Inter-American Investment Corp.
1.750%, 10/02/24		650	639,402
International Bank for Reconstruction & Development
1.800%, 07/26/24	CAD	37	26,725
1.500%, 08/28/24		649	640,708
5.723%, 01/12/27		50	50,114
5.779%, 08/19/27		150	150,658
5.640%, 11/22/28		100	99,516
5.654%, 01/24/29		100	99,313
International Development Association
0.750%, 12/12/24	GBP	4,000	4,877,974
International Finance Corp.
1.375%, 09/13/24	CAD	3,800	2,728,831
3.635%, 08/26/33, MTN	AUD	1,000	577,662

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
SUPRANATIONAL — (Continued)
Nordic Investment Bank
2.250%, 05/21/24		750	$748,573
0.125%, 06/10/24, MTN	EUR	5,000	5,324,957

TOTAL SUPRANATIONAL			38,551,586

SWEDEN — (0.2%)
Investor AB
0.375%, 10/29/35, MTN	EUR	600	452,594
Skandinaviska Enskilda Banken AB
Ω 0.650%, 09/09/24		375	367,985
Svensk Exportkredit AB
3.375%, 08/30/30, MTN	EUR	150	161,739

TOTAL SWEDEN			982,318

SWITZERLAND — (0.2%)
Novartis Capital Corp.
3.700%, 09/21/42		50	39,694
UBS AG
Ω 0.700%, 08/09/24		500	493,117
Ω 1.375%, 01/13/25		400	388,225

TOTAL SWITZERLAND			921,036

UNITED KINGDOM — (4.8%)
Ashtead Capital, Inc.
Ω 5.500%, 08/11/32		815	781,436
Ω 5.550%, 05/30/33		490	469,185
Ω 5.800%, 04/15/34		1,748	1,701,211
Barclays PLC
3.250%, 01/17/33, MTN	GBP	1,500	1,549,512
BAT Capital Corp.
5.834%, 02/20/31		100	99,961
6.421%, 08/02/33		61	62,687
6.000%, 02/20/34		170	168,949
4.390%, 08/15/37		1,491	1,223,899
3.734%, 09/25/40		2,537	1,836,304
7.079%, 08/02/43		879	910,641
British Telecommunications PLC
5.750%, 12/07/28	GBP	335	431,570
CK Hutchison Group Telecom Finance SA
1.500%, 10/17/31	EUR	200	179,767
2.625%, 10/17/34	GBP	900	800,756
HSBC Holdings PLC
6.100%, 01/14/42		2,100	2,177,181
HSBC USA, Inc.
3.750%, 05/24/24		500	499,313
3.500%, 06/23/24		350	348,753
Lloyds Bank PLC
1.250%, 01/13/25, MTN	EUR	300	315,061
Motability Operations Group PLC
2.375%, 07/03/39, MTN	GBP	400	343,996

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
National Grid North America, Inc.
4.668%, 09/12/33, MTN	EUR	2,100	$2,327,117
National Grid PLC
4.275%, 01/16/35, MTN	EUR	300	323,766
Nationwide Building Society
5.350%, 03/15/28, MTN	AUD	300	193,210
NatWest Markets PLC
Ω 0.800%, 08/12/24		461	454,714
5.899%, 08/23/28, MTN	AUD	300	197,124
Reynolds American, Inc.
5.700%, 08/15/35		40	38,409
8.125%, 05/01/40		9	10,006
Southern Gas Networks PLC
4.875%, 03/21/29, MTN	GBP	50	61,773
SSE PLC
8.375%, 11/20/28, MTN	GBP	60	84,592
U.K. Gilt
1.500%, 07/22/26	GBP	250	293,602
1.125%, 01/31/39	GBP	13,400	10,548,790
U.K. Treasury Bills
5.030%, 06/03/24	GBP	1,500	1,869,343
5.100%, 07/08/24	GBP	400	496,006
Vodafone Group PLC
6.150%, 02/27/37		85	86,778

TOTAL UNITED KINGDOM			30,885,412

UNITED STATES — (41.3%)
Abbott Ireland Financing DAC
0.100%, 11/19/24		1,830	1,917,415
Abbott Laboratories
6.150%, 11/30/37		150	159,791
6.000%, 04/01/39		50	52,844
5.300%, 05/27/40		920	907,826
4.750%, 04/15/43		150	137,518
AbbVie, Inc.
3.850%, 06/15/24		450	448,848
Advance Auto Parts, Inc.
1.750%, 10/01/27		45	38,653
3.900%, 04/15/30		407	363,366
# 3.500%, 03/15/32		1,299	1,084,191
AES Corp. (The)
1.375%, 01/15/26		70	64,822
Aetna, Inc.
4.500%, 05/15/42		135	111,114
4.125%, 11/15/42		133	102,694
Albemarle Corp.
5.050%, 06/01/32		100	93,769
Allstate Corp. (The)
4.500%, 06/15/43		500	419,655
Ally Financial, Inc.
3.875%, 05/21/24		41	40,946
4.750%, 06/09/27		407	391,491
8.000%, 11/01/31		1,417	1,534,146
8.000%, 11/01/31		468	504,325

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Altria Group, Inc.
6.875%, 11/01/33	882	$931,636
5.800%, 02/14/39	222	216,797
3.400%, 02/04/41	1,480	1,036,418
4.250%, 08/09/42	1,845	1,439,015
4.500%, 05/02/43	280	224,997
Amazon.com, Inc.
0.450%, 05/12/24	1,440	1,437,734
3.000%, 04/13/25	53	51,772
3.875%, 08/22/37	150	129,015
2.875%, 05/12/41	4,159	2,995,342
American Assets Trust, LP
3.375%, 02/01/31	929	742,173
American Equity Investment Life Holding Co.
5.000%, 06/15/27	161	154,578
American Express Co.
3.375%, 05/03/24	100	99,993
8.150%, 03/19/38	550	667,151
American Tower Corp.
3.375%, 05/15/24	100	99,901
Ameriprise Financial, Inc.
3.700%, 10/15/24	86	85,279
Analog Devices, Inc.
2.800%, 10/01/41	500	344,447
Aon Global, Ltd.
3.500%, 06/14/24	429	427,927
4.250%, 12/12/42	50	39,599
Apache Corp.
7.750%, 12/15/29	149	160,183
6.000%, 01/15/37	614	595,775
5.100%, 09/01/40	900	749,091
5.250%, 02/01/42	177	147,118
4.750%, 04/15/43	300	230,904
Apple, Inc.
2.850%, 05/11/24	1,151	1,149,855
2.375%, 02/08/41	50	33,589
3.850%, 05/04/43	1,450	1,188,185
Ares Capital Corp.
4.200%, 06/10/24	438	437,151
4.250%, 03/01/25	449	441,714
3.250%, 07/15/25	60	57,860
2.150%, 07/15/26	100	91,825
7.000%, 01/15/27	100	101,783
2.875%, 06/15/28	439	385,659
5.875%, 03/01/29	453	444,109
3.200%, 11/15/31	365	298,202
Arrow Electronics, Inc.
3.250%, 09/08/24	26	25,758
Ashland, Inc.
Ω 3.375%, 09/01/31	100	82,944
AT&T, Inc.
4.500%, 05/15/35	519	465,969

		Face Amount^
	(000)
UNITED STATES — (Continued)
2.600%, 05/19/38	940	$846,895
7.000%, 04/30/40, MTN	50	69,407
3.500%, 06/01/41	300	222,450
Athene Holding, Ltd.
6.650%, 02/01/33	100	103,328
5.875%, 01/15/34	1,850	1,802,344
AutoNation, Inc.
2.400%, 08/01/31	150	117,615
AvalonBay Communities, Inc.
3.500%, 11/15/25	850	825,348
Avnet, Inc.
3.000%, 05/15/31	400	323,739
5.500%, 06/01/32	500	469,768
Bank of New York Mellon Corp. (The)
3.400%, 05/15/24	250	249,775
0.850%, 10/25/24, MTN	100	97,739
Bath & Body Works, Inc.
6.875%, 11/01/35	1,021	1,014,209
6.750%, 07/01/36	1,458	1,422,830
Baxter International, Inc.
1.322%, 11/29/24	100	97,441
Belo Corp.
7.250%, 09/15/27	369	372,822
Berkshire Hathaway Energy Co.
5.950%, 05/15/37	100	99,797
Berkshire Hathaway Finance Corp.
2.000%, 03/18/34	412	384,414
2.375%, 06/19/39	8,600	7,445,472
4.400%, 05/15/42	150	133,773
Berkshire Hathaway, Inc.
4.500%, 02/11/43	50	45,545
Black Hills Corp.
6.150%, 05/15/34	993	990,871
BlackRock, Inc.
2.100%, 02/25/32	100	79,715
4.750%, 05/25/33	10	9,624
Block, Inc.
3.500%, 06/01/31	1,050	886,992
Boardwalk Pipelines, LP
4.950%, 12/15/24	100	99,403
5.625%, 08/01/34	400	386,099
Boeing Co. (The)
2.850%, 10/30/24	28	27,605
6.625%, 02/15/38	675	673,991
3.550%, 03/01/38	713	512,034
3.500%, 03/01/39	194	136,282
6.875%, 03/15/39	250	253,284
5.875%, 02/15/40	1,074	987,818
Boston Properties, LP
3.200%, 01/15/25	100	98,043
3.650%, 02/01/26	40	38,369

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.400%, 06/21/29	281	$245,955
2.900%, 03/15/30	578	482,876
3.250%, 01/30/31	378	314,277
2.550%, 04/01/32	400	306,007
2.450%, 10/01/33	450	325,987
# 6.500%, 01/15/34	1,463	1,462,399
BP Capital Markets BV
4.323%, 05/12/35, MTN	900	993,408
Brixmor Operating Partnership, LP
3.850%, 02/01/25	300	295,195
5.500%, 02/15/34	1,250	1,193,076
Broadcom, Inc.
Ω 3.469%, 04/15/34	90	74,568
Ω 3.187%, 11/15/36	440	337,389
Ω 3.500%, 02/15/41	800	594,400
Broadstone Net Lease LLC
2.600%, 09/15/31	150	116,503
Brown & Brown, Inc.
4.200%, 09/15/24	100	99,328
Brunswick Corp.
2.400%, 08/18/31	1,222	949,973
4.400%, 09/15/32	818	719,106
Capital One Financial Corp.
3.300%, 10/30/24	70	69,157
4.250%, 04/30/25	173	170,386
Cardinal Health, Inc.
3.079%, 06/15/24	600	597,893
3.500%, 11/15/24	100	98,669
Carlisle Cos., Inc.
3.500%, 12/01/24	873	860,741
Carrier Global Corp.
2.242%, 02/15/25	100	97,289
CBRE Services, Inc.
5.950%, 08/15/34	2,175	2,162,586
CenterPoint Energy Resources Corp.
5.850%, 01/15/41	150	149,359
CenterPoint Energy, Inc.
2.500%, 09/01/24	100	98,816
CF Industries, Inc.
4.950%, 06/01/43	909	778,474
Choice Hotels International, Inc.
3.700%, 12/01/29	358	315,670
Chubb INA Holdings LLC
3.350%, 05/15/24	50	49,959
0.300%, 12/15/24	705	736,896
Cigna Group (The)
3.250%, 04/15/25	329	321,542
4.800%, 08/15/38	76	68,035
3.200%, 03/15/40	150	108,407
6.125%, 11/15/41	150	153,157
5.375%, 02/15/42	50	45,016

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Cisco Systems, Inc.
5.900%, 02/15/39	335	$348,360
5.500%, 01/15/40	2,691	2,680,075
Citigroup, Inc.
3.750%, 06/16/24	595	593,448
5.150%, 05/21/26, MTN	50	62,700
6.800%, 06/25/38, MTN	1,250	1,747,821
8.125%, 07/15/39	500	610,277
5.875%, 01/30/42	50	50,490
Citizens Financial Group, Inc.
2.850%, 07/27/26	40	37,333
2.500%, 02/06/30	300	247,723
3.250%, 04/30/30	941	807,047
CME Group, Inc.
3.000%, 03/15/25	400	391,906
5.300%, 09/15/43	700	683,796
CNA Financial Corp.
3.950%, 05/15/24	750	749,557
5.500%, 06/15/33	95	93,040
5.125%, 02/15/34	50	47,175
CNO Financial Group, Inc.
5.250%, 05/30/25	236	234,024
5.250%, 05/30/29	200	192,270
Columbia Pipelines Holding Co. LLC
Ω 5.681%, 01/15/34	265	254,853
Comcast Corp.
3.900%, 03/01/38	750	621,433
6.550%, 07/01/39	100	106,527
3.250%, 11/01/39	50	37,050
6.400%, 03/01/40	250	263,097
4.650%, 07/15/42	122	105,780
Conagra Brands, Inc.
5.300%, 11/01/38	890	815,192
Consolidated Edison Co. of New York, Inc.
6.750%, 04/01/38	100	108,877
5.500%, 12/01/39	100	96,436
Constellation Energy Generation LLC
6.250%, 10/01/39	50	50,298
Continental Resources, Inc.
3.800%, 06/01/24	236	235,313
Ω 2.875%, 04/01/32	500	399,614
COPT Defense Properties, LP
2.000%, 01/15/29	350	291,496
2.750%, 04/15/31	1,204	967,236
2.900%, 12/01/33	350	266,333
Corebridge Financial, Inc.
Ω 6.050%, 09/15/33	72	71,993
4.350%, 04/05/42	91	72,958
Costco Wholesale Corp.
2.750%, 05/18/24	1,750	1,747,350

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Cox Communications, Inc.
Ω 3.150%, 08/15/24	377	$374,022
Ω 4.800%, 02/01/35	135	120,836
Ω 8.375%, 03/01/39	365	419,388
CRH SMW Finance DAC
4.250%, 07/11/35, MTN	3,000	3,289,462
Crown Americas LLC
5.250%, 04/01/30	100	95,288
CSX Corp.
4.750%, 05/30/42	1,161	1,032,200
CVS Health Corp.
4.780%, 03/25/38	751	661,243
4.125%, 04/01/40	344	274,757
DCP Midstream Operating, LP
Ω 6.750%, 09/15/37	442	462,981
Dell International LLC/EMC Corp.
3.375%, 12/15/41	100	71,303
Dell, Inc.
6.500%, 04/15/38	100	104,244
Devon Energy Corp.
5.600%, 07/15/41	2,480	2,293,584
4.750%, 05/15/42	1,503	1,250,148
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32	599	494,161
Digital Stout Holding LLC
2.750%, 07/19/24	500	622,298
Discover Financial Services
3.950%, 11/06/24	300	296,970
6.700%, 11/29/32	2,561	2,624,095
Discovery Communications LLC
6.350%, 06/01/40	482	456,638
4.950%, 05/15/42	200	150,700
Dollar General Corp.
# 5.450%, 07/05/33	470	459,707
Dominion Energy, Inc.
7.000%, 06/15/38	65	68,934
Duke Energy Carolinas LLC
6.100%, 06/01/37	180	182,433
Duke Energy Corp.
3.850%, 06/15/34	1,100	1,132,216
DXC Technology Co.
2.375%, 09/15/28	100	85,294
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24	587	577,322
3.600%, 12/15/24	30	29,544
Eastman Chemical Co.
4.800%, 09/01/42	506	427,053
Edison International
3.550%, 11/15/24	100	98,765
4.950%, 04/15/25	1,000	991,354

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Elevance Health, Inc.
6.375%, 06/15/37	86	$89,648
4.650%, 01/15/43	161	138,635
5.100%, 01/15/44	150	135,923
Energy Transfer, LP
6.550%, 12/01/33	456	475,122
4.900%, 03/15/35	65	59,499
6.625%, 10/15/36	213	217,308
5.800%, 06/15/38	100	95,797
7.500%, 07/01/38	150	165,392
6.050%, 06/01/41	706	679,053
6.500%, 02/01/42	1,160	1,177,769
4.950%, 01/15/43	150	125,914
5.150%, 02/01/43	375	320,513
5.950%, 10/01/43	200	188,660
Enterprise Products Operating LLC
7.550%, 04/15/38	250	289,246
6.125%, 10/15/39	100	102,374
6.450%, 09/01/40	2,050	2,169,138
4.450%, 02/15/43	150	126,198
4.850%, 03/15/44	100	88,313
EPR Properties
4.500%, 06/01/27	22	20,734
4.950%, 04/15/28	160	150,368
3.750%, 08/15/29	814	706,716
3.600%, 11/15/31	2,128	1,727,487
EQM Midstream Partners, LP
5.500%, 07/15/28	40	38,963
Equinix, Inc.
2.625%, 11/18/24	200	196,439
Evergy, Inc.
2.450%, 09/15/24	100	98,678
Experian Finance PLC
2.125%, 09/27/24, MTN	500	618,129
Exxon Mobil Corp.
0.142%, 06/26/24	3,900	4,146,077
2.019%, 08/16/24	1,205	1,193,019
0.835%, 06/26/32	148	127,396
1.408%, 06/26/39	5,500	4,147,803
2.995%, 08/16/39	150	111,350
4.227%, 03/19/40	329	286,242
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25	250	247,605
Fifth Third Bancorp
2.550%, 05/05/27	70	63,956
First American Financial Corp.
4.600%, 11/15/24	908	900,743
4.000%, 05/15/30	100	88,527
Fiserv, Inc.
4.500%, 05/24/31	150	165,444
Flowserve Corp.
3.500%, 10/01/30	300	260,527

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Fluor Corp.
3.500%, 12/15/24	50	$49,194
FMC Corp.
5.650%, 05/18/33	1,210	1,159,944
Ford Motor Co.
9.625%, 04/22/30	318	365,341
7.450%, 07/16/31	200	211,939
# 3.250%, 02/12/32	164	132,091
6.100%, 08/19/32	222	217,765
4.750%, 01/15/43	1,543	1,214,886
Ford Motor Credit Co. LLC
7.122%, 11/07/33	359	373,549
Fortune Brands Innovations, Inc.
5.875%, 06/01/33	288	286,579
Fox Corp.
6.500%, 10/13/33	1,196	1,228,026
5.476%, 01/25/39	2,375	2,175,230
Franklin Resources, Inc.
2.850%, 03/30/25	33	32,195
Freeport-McMoRan, Inc.
5.450%, 03/15/43	1,080	989,974
GATX Corp.
6.050%, 03/15/34	65	64,994
6.900%, 05/01/34	100	105,966
General Motors Co.
6.600%, 04/01/36	1,944	2,000,318
5.150%, 04/01/38	363	327,022
6.250%, 10/02/43	858	836,406
General Motors Financial Co., Inc.
3.500%, 11/07/24	100	98,811
6.100%, 01/07/34	635	630,845
Georgia Power Co.
2.200%, 09/15/24	100	98,693
Gilead Sciences, Inc.
2.600%, 10/01/40	767	513,293
Global Payments, Inc.
2.650%, 02/15/25	268	261,389
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29	40	38,831
4.000%, 01/15/30	249	222,989
GLP Capital, LP/GLP Financing II, Inc.
6.750%, 12/01/33	250	256,138
Goldman Sachs Group, Inc. (The)
3.850%, 07/08/24, MTN	172	171,387
3.375%, 03/27/25	179	190,576
1.250%, 02/07/29, MTN	115	110,060
6.250%, 02/01/41	50	52,216
Halliburton Co.
7.450%, 09/15/39	600	694,069

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Hasbro, Inc.
6.350%, 03/15/40	1,895	$1,886,982
HAT Holdings I LLC/HAT Holdings II LLC
Ω 8.000%, 06/15/27	1,109	1,136,890
Ω 3.750%, 09/15/30	1,344	1,115,112
HCA, Inc.
5.375%, 02/01/25	100	99,552
7.500%, 11/06/33	380	414,182
4.375%, 03/15/42	828	661,562
Healthcare Realty Holdings, LP
3.100%, 02/15/30	281	239,422
Hess Corp.
3.500%, 07/15/24	100	99,481
Hewlett Packard Enterprise Co.
5.900%, 10/01/24	100	100,029
Highwoods Realty, LP
4.125%, 03/15/28	20	18,508
4.200%, 04/15/29	363	325,761
3.050%, 02/15/30	277	228,903
7.650%, 02/01/34	1,950	2,049,321
Honeywell International, Inc.
4.125%, 11/02/34	295	322,404
Horace Mann Educators Corp.
7.250%, 09/15/28	240	251,944
Host Hotels & Resorts, LP
4.000%, 06/15/25	100	97,794
3.375%, 12/15/29	83	72,448
Howmet Aerospace, Inc.
5.950%, 02/01/37	2,240	2,239,206
HP, Inc.
6.000%, 09/15/41	165	163,718
Huntington Bancshares, Inc.
2.625%, 08/06/24	300	297,448
Huntsman International LLC
4.500%, 05/01/29	257	239,796
2.950%, 06/15/31	390	315,828
Intel Corp.
2.875%, 05/11/24	100	99,934
International Business Machines Corp.
5.600%, 11/30/39	1,000	991,850
2.850%, 05/15/40	140	97,209
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40	1,906	1,296,612
Interpublic Group of Cos., Inc. (The)
3.375%, 03/01/41	448	318,244
Interstate Power and Light Co.
3.250%, 12/01/24	300	295,952
6.250%, 07/15/39	250	252,283

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Invitation Homes Operating Partnership, LP
5.500%, 08/15/33	275	$265,831
Jackson Financial, Inc.
3.125%, 11/23/31	300	245,770
5.670%, 06/08/32	573	563,855
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	151	148,473
Jefferies Financial Group, Inc.
6.450%, 06/08/27	70	71,245
4.150%, 01/23/30	181	164,467
6.250%, 01/15/36	940	936,411
6.500%, 01/20/43	230	230,211
Johnson & Johnson
2.100%, 09/01/40	50	32,589
4.500%, 09/01/40	150	137,382
Kemper Corp.
4.350%, 02/15/25	205	202,350
2.400%, 09/30/30	1,146	902,973
3.800%, 02/23/32	679	559,644
KeyCorp
2.250%, 04/06/27, MTN	50	44,714
4.100%, 04/30/28, MTN	288	267,350
2.550%, 10/01/29, MTN	266	220,717
Kilroy Realty, LP
3.450%, 12/15/24	100	98,373
4.250%, 08/15/29	521	464,779
3.050%, 02/15/30	394	327,418
2.500%, 11/15/32	92	67,248
2.650%, 11/15/33	150	107,265
6.250%, 01/15/36	600	563,540
Kimco Realty OP LLC
6.400%, 03/01/34	448	463,544
Kinder Morgan Energy Partners, LP
5.800%, 03/15/35	100	98,244
6.500%, 02/01/37	413	416,636
6.950%, 01/15/38, MTN	1,199	1,278,138
6.500%, 09/01/39	317	319,515
6.550%, 09/15/40	200	202,420
7.500%, 11/15/40	216	237,007
6.375%, 03/01/41	1,146	1,135,968
5.625%, 09/01/41	18	16,616
5.000%, 08/15/42	371	317,306
5.000%, 03/01/43	277	236,530
5.500%, 03/01/44	100	90,308
Kraft Heinz Foods Co.
5.000%, 06/04/42	1,000	893,151
Kroger Co. (The)
5.400%, 07/15/40	200	188,834
Kyndryl Holdings, Inc.
2.700%, 10/15/28	185	161,391
3.150%, 10/15/31	1,161	946,311

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
4.100%, 10/15/41	1,369	$1,003,320
L3Harris Technologies, Inc.
3.950%, 05/28/24	100	99,860
Las Vegas Sands Corp.
3.200%, 08/08/24	300	297,109
Lazard Group LLC
3.625%, 03/01/27	70	66,267
6.000%, 03/15/31	300	299,707
Leggett & Platt, Inc.
3.800%, 11/15/24	248	245,161
Liberty Mutual Group, Inc.
4.625%, 12/02/30	150	164,308
Lincoln National Corp.
3.050%, 01/15/30	300	259,149
3.400%, 01/15/31	377	322,727
3.400%, 03/01/32	100	83,588
5.852%, 03/15/34	2,450	2,353,834
6.300%, 10/09/37	425	419,111
7.000%, 06/15/40	471	498,634
Linde Finance BV
1.000%, 04/20/28, MTN	90	88,204
Marathon Petroleum Corp.
6.500%, 03/01/41	2,539	2,633,356
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	965	962,929
MetLife, Inc.
5.875%, 02/06/41	1,050	1,051,720
4.875%, 11/13/43	100	88,805
Micron Technology, Inc.
5.875%, 09/15/33	74	74,328
3.366%, 11/01/41	65	46,131
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30	300	260,188
Ω 3.875%, 05/15/32	1,150	962,293
Morgan Stanley
1.750%, 01/30/25, MTN	400	421,317
6.375%, 07/24/42	50	53,925
Mosaic Co. (The)
4.875%, 11/15/41	250	214,888
5.625%, 11/15/43	50	46,029
Motorola Solutions, Inc.
4.000%, 09/01/24	100	99,365
MPLX, LP
4.500%, 04/15/38	926	791,362
Mylan, Inc.
5.400%, 11/29/43	350	295,171
National Fuel Gas Co.
2.950%, 03/01/31	398	327,196
National Rural Utilities Cooperative Finance Corp.
1.000%, 10/18/24, MTN	81	79,072
Nestle Finance International, Ltd.
3.650%, 11/12/24, MTN	58	60,828

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	0.625%, 02/14/34, MTN	72	$60,208
	3.375%, 11/15/34, MTN	200	215,344
	1.750%, 11/02/37, MTN	254	221,379
	5.125%, 12/07/38, MTN	5,700	7,065,736
Nestle Holdings, Inc.
	5.125%, 09/21/32	3,400	4,322,385
NetApp, Inc.
	3.300%, 09/29/24	200	197,887
Newell Brands, Inc.
	6.625%, 09/15/29	340	328,399
Newmont Corp.
	6.250%, 10/01/39	200	207,358
	4.875%, 03/15/42	100	89,615
NextEra Energy Operating Partners, LP
Ω	3.875%, 10/15/26	220	205,811
Ω	4.500%, 09/15/27	781	727,709
	7.250%, 01/15/29	740	749,980
Ω	7.250%, 01/15/29	896	907,548
NIKE, Inc.
	3.250%, 03/27/40	50	38,295
NiSource, Inc.
	5.950%, 06/15/41	100	98,145
NNN REIT, Inc.
	3.900%, 06/15/24	450	448,851
Nordstrom, Inc.
	4.000%, 03/15/27	150	142,360
NOV, Inc.
	3.950%, 12/01/42	633	464,889
NuStar Logistics, LP
	5.625%, 04/28/27	100	97,815
Nuveen Finance LLC
Ω	4.125%, 11/01/24	150	148,600
Oceaneering International, Inc.
	6.000%, 02/01/28	1,878	1,847,155
OneMain Finance Corp.
	6.875%, 03/15/25	102	102,668
	7.125%, 03/15/26	1,450	1,463,195
ONEOK Partners, LP
	6.650%, 10/01/36	580	600,056
	6.850%, 10/15/37	200	209,977
ONEOK, Inc.
	2.750%, 09/01/24	100	98,940
	6.000%, 06/15/35	472	467,341
Oracle Corp.
	6.125%, 07/08/39	238	239,170
	3.600%, 04/01/40	950	711,830
	5.375%, 07/15/40	300	276,947
	3.650%, 03/25/41	1,600	1,192,268
Ovintiv, Inc.
	7.375%, 11/01/31	100	106,898
	6.250%, 07/15/33	400	403,181
	6.500%, 08/15/34	1,375	1,413,279
	6.625%, 08/15/37	514	518,321

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	6.500%, 02/01/38	450	$451,259
Owens Corning
	4.200%, 12/01/24	50	49,505
Packaging Corp. of America
	3.650%, 09/15/24	300	297,547
Paramount Global
	7.875%, 07/30/30	700	722,583
	4.950%, 01/15/31	50	44,060
	6.875%, 04/30/36	313	291,014
	5.900%, 10/15/40	100	81,599
	4.850%, 07/01/42	150	107,387
	4.375%, 03/15/43	65	43,060
	5.850%, 09/01/43	200	158,324
Penske Truck Leasing Co., LP/ PTL Finance Corp.
Ω	3.450%, 07/01/24	100	99,600
Ω	2.700%, 11/01/24	150	147,634
Ω	3.950%, 03/10/25	155	152,538
Ω	6.200%, 06/15/30	231	235,505
Pfizer, Inc.
	5.600%, 09/15/40	1,000	993,835
Philip Morris International, Inc.
	2.875%, 05/01/24	1,200	1,200,000
	5.250%, 02/13/34	100	96,465
	6.375%, 05/16/38	290	304,979
	1.450%, 08/01/39	186	131,802
	4.375%, 11/15/41	370	305,102
	4.500%, 03/20/42	715	596,779
	3.875%, 08/21/42	150	114,721
	4.125%, 03/04/43	982	774,269
	4.875%, 11/15/43	98	85,151
Phillips 66
	4.650%, 11/15/34	700	640,459
	5.875%, 05/01/42	250	249,650
Phillips 66 Co.
	2.450%, 12/15/24	100	97,943
Plains All American Pipeline, LP/PAA Finance Corp.
	3.600%, 11/01/24	100	98,887
	6.650%, 01/15/37	1,750	1,806,620
	5.150%, 06/01/42	680	586,436
	4.300%, 01/31/43	167	129,080
PNC Financial Services Group, Inc. (The)
	2.200%, 11/01/24	1,367	1,343,894
	2.550%, 01/22/30	116	99,066
PPG Industries, Inc.
	2.400%, 08/15/24	267	264,258
Procter & Gamble Co. (The)
	3.550%, 03/25/40	50	40,621
Prologis Euro Finance LLC
	1.000%, 02/06/35	300	236,557
	4.250%, 01/31/43, MTN	750	776,801

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Public Service Enterprise Group, Inc.
	2.875%, 06/15/24	1,050	$1,046,153
PVH Corp.
	4.625%, 07/10/25	350	343,836
Radian Group, Inc.
	4.500%, 10/01/24	300	297,731
Realty Income Corp.
	4.875%, 07/06/30	765	849,577
	5.125%, 07/06/34	285	323,748
Reinsurance Group of America, Inc.
	6.000%, 09/15/33	453	454,893
Roche Holdings, Inc.
Ω	7.000%, 03/01/39	50	57,176
Rockies Express Pipeline LLC
Ω	3.600%, 05/15/25	404	391,464
Ω	4.950%, 07/15/29	500	459,667
Ω	7.500%, 07/15/38	150	153,861
Ω	6.875%, 04/15/40	1,356	1,288,976
Ross Stores, Inc.
	3.375%, 09/15/24	500	494,954
Royalty Pharma PLC
	3.300%, 09/02/40	1,873	1,319,950
Ryder System, Inc.
	6.600%, 12/01/33	446	468,154
Sabra Health Care, LP
	5.125%, 08/15/26	217	212,302
	3.900%, 10/15/29	425	375,402
	3.200%, 12/01/31	1,250	1,004,337
Seagate HDD Cayman
	4.750%, 01/01/25	255	252,483
	4.091%, 06/01/29	370	336,561
	4.125%, 01/15/31	100	86,790
	5.750%, 12/01/34	240	227,569
Sealed Air Corp.
Ω	4.000%, 12/01/27	100	92,502
Ω	6.875%, 07/15/33	1,795	1,806,899
Sempra Global
Ω	3.250%, 01/15/32	1,649	1,328,289
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30	340	304,398
Shell International Finance BV
	2.000%, 11/07/24	700	689,152
	1.875%, 04/07/32, MTN	115	108,701
	4.125%, 05/11/35	167	150,123
	6.375%, 12/15/38	713	770,545
	5.500%, 03/25/40	4,277	4,259,585
	2.875%, 11/26/41	50	35,034
	3.625%, 08/21/42	154	119,651
	4.550%, 08/12/43	650	567,696
Sherwin-Williams Co. (The)
	3.125%, 06/01/24	200	199,499
	4.050%, 08/08/24	31	30,856

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Simon Property Group, LP
	2.000%, 09/13/24	250	$246,698
	2.250%, 01/15/32	125	99,144
	6.250%, 01/15/34	100	103,380
	6.750%, 02/01/40	553	591,521
	4.750%, 03/15/42	230	198,950
	SLM Corp.
	3.125%, 11/02/26	40	37,106
	Stanley Black & Decker, Inc.
	5.200%, 09/01/40	105	95,874
	Steelcase, Inc.
	5.125%, 01/18/29	900	841,808
	Stellantis Finance US, Inc.
#Ω	6.375%, 09/12/32	967	1,011,402
	Store Capital LLC
	4.625%, 03/15/29	1,100	1,021,636
	2.700%, 12/01/31	1,277	987,372
Sun Communities Operating, LP
	2.700%, 07/15/31	200	161,278
	4.200%, 04/15/32	1,255	1,098,913
	5.700%, 01/15/33	200	193,379
	Tanger Properties, LP
	2.750%, 09/01/31	372	296,862
	Tapestry, Inc.
	3.050%, 03/15/32	1,114	884,815
	Texas Instruments, Inc.
	2.625%, 05/15/24	1,050	1,048,872
	4.700%, 11/18/24	2,136	2,125,900
Thermo Fisher Scientific, Inc.
	0.750%, 09/12/24	394	416,399
Travelers Cos., Inc. (The)
	5.350%, 11/01/40	700	679,171
	Trimble, Inc.
	4.750%, 12/01/24	450	446,667
Truist Financial Corp.
	2.500%, 08/01/24, MTN	100	99,169
	2.850%, 10/26/24, MTN	1,850	1,823,664
TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	4,100	2,952,979
Tyson Foods, Inc.
	5.700%, 03/15/34	3,735	3,663,907
U.S. Cellular Corp.
	6.700%, 12/15/33	1,140	1,112,420
Under Armour, Inc.
	3.250%, 06/15/26	40	37,661
Unum Group
	5.750%, 08/15/42	150	141,099
Valero Energy Corp.
	6.625%, 06/15/37	1,420	1,499,335
Ventas Realty, LP
	2.650%, 01/15/25	300	293,118
	3.500%, 02/01/25	438	430,063
	5.700%, 09/30/43	456	418,826

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Verizon Communications, Inc.
3.500%, 11/01/24	500	$494,643
3.376%, 02/15/25	204	200,385
3.375%, 10/27/36	1,500	1,512,663
4.812%, 03/15/39	100	90,556
2.650%, 11/20/40	50	33,408
3.400%, 03/22/41	1,050	781,739
VF Corp.
2.400%, 04/23/25	750	723,449
2.950%, 04/23/30	1,631	1,298,205
Viatris, Inc.
2.700%, 06/22/30	50	41,348
3.850%, 06/22/40	664	468,985
Virginia Electric and Power Co.
6.350%, 11/30/37	300	311,663
8.875%, 11/15/38	728	930,537
4.000%, 01/15/43	50	39,307
4.450%, 02/15/44	36	29,885
Vontier Corp.
2.400%, 04/01/28	45	39,302
2.950%, 04/01/31	655	536,194
Vornado Realty, LP
2.150%, 06/01/26	150	136,194
Walgreens Boots Alliance, Inc.
3.200%, 04/15/30	200	171,531
4.500%, 11/18/34	250	215,072
Walmart, Inc.
2.650%, 12/15/24	200	196,567
4.875%, 01/19/39	1,104	1,348,917
5.625%, 04/15/41	50	51,445
Warnermedia Holdings, Inc.
4.279%, 03/15/32	473	407,436
5.050%, 03/15/42	1,925	1,540,986
Wells Fargo & Co.
0.625%, 08/14/30	100	87,507
Western Digital Corp.
2.850%, 02/01/29	100	84,460
Western Union Co. (The)
6.200%, 11/17/36	100	99,491
6.200%, 06/21/40	115	111,385
Whirlpool Corp.
5.750%, 03/01/34	100	96,566
Williams Cos, Inc. (The)
5.800%, 11/15/43	100	95,697

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Williams Cos., Inc. (The)
	4.550%, 06/24/24	100	$99,799
	6.300%, 04/15/40	1,760	1,781,467
WRKCo, Inc.
	3.000%, 09/15/24	400	395,657
Yum! Brands, Inc.
	6.875%, 11/15/37	1,000	1,061,472

TOTAL UNITED STATES			281,338,572

TOTAL BONDS			595,717,772

U.S. TREASURY OBLIGATIONS — (3.4%)
U.S. Treasury Bills
	5.260%, 05/02/24	1,500	1,499,779
U.S. Treasury Notes
#	2.500%, 05/15/24	190	189,784
#	2.500%, 05/31/24	2,600	2,593,711
#	3.000%, 06/30/24	230	229,061
	3.000%, 07/31/24	156	155,062
	5.491%, 10/31/25	5,000	5,005,787
	5.566%, 01/31/26	10,700	10,723,504
	5.471%, 04/30/26	3,000	2,999,071
TOTAL U.S. TREASURY OBLIGATIONS			23,395,759

COMMERCIAL PAPER — (0.2%)
UNITED STATES — (0.2%)
Dominion Energy, Inc.
	5.400%, 05/02/24	500	499,850
EIDP, Inc.
	5.600%, 06/13/24	1,000	993,201

TOTAL UNITED STATES			1,493,051

TOTAL COMMERCIAL PAPER			1,493,051

TOTAL INVESTMENT SECURITIES — (99.1%) (Cost $685,547,061)			673,948,167

		Shares	Value
SECURITIES LENDING COLLATERAL — (0.9%)
	The DFA Short Term
@§	Investment Fund	513,381	5,938,792

TOTAL INVESTMENTS — (100.0%) (Cost $691,485,853)			$679,886,959

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

Forward Currency Contracts

As of April 30, 2024, Dimensional Global Core Plus Fixed Income ETF had entered into the following forward currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	15,674,920	JPY	2,360,132,089	Citigroup	05/01/24	$677,099
USD	1,312,744	CAD	1,781,065	Citigroup	05/01/24	16,340
USD	520,522	JPY	78,387,513	Citigroup	05/01/24	22,397
USD	841,877	JPY	126,885,716	Citigroup	05/01/24	35,562
USD	2,933,911	CAD	3,986,532	Citigroup	05/01/24	32,188
USD	1,456,893	CAD	1,972,168	State Street Bank and Trust	05/01/24	21,388
USD	5,337,729	CAD	7,244,956	State Street Bank and Trust	05/01/24	64,259
USD	6,802,230	JPY	1,046,877,382	Citigroup	05/17/24	133,634
USD	5,076,272	JPY	781,615,740	Citigroup	05/17/24	97,390
USD	5,401,308	JPY	831,248,280	Citigroup	05/20/24	103,718
USD	806,603	JPY	124,172,257	Citigroup	05/20/24	15,247
USD	12,819,113	JPY	1,975,338,993	RBC Dominion Securities	05/23/24	224,112
USD	59,321	NZD	100,000	Citigroup	05/24/24	147
USD	1,029,169	JPY	159,514,710	Citigroup	05/24/24	11,921
USD	59,625	AUD	91,676	Citigroup	05/24/24	53
USD	519,601	JPY	80,075,840	Citigroup	05/24/24	8,945
USD	12,712,230	AUD	19,534,592	Citigroup	05/24/24	18,421
USD	13,118,590	JPY	2,017,072,613	State Street Bank and Trust	05/29/24	245,121
USD	16,264,275	JPY	2,526,994,934	State Street Bank and Trust	06/27/24	66,546
USD	25,887,488	EUR	23,923,520	State Street Bank and Trust	06/27/24	246,129
USD	25,546,597	EUR	23,689,899	State Street Bank and Trust	07/01/24	151,139
USD	24,797,499	EUR	23,028,671	Citigroup	07/10/24	99,583
EUR	40,802	USD	43,701	Citigroup	07/16/24	72
EUR	1,306,837	USD	1,399,260	State Street Bank and Trust	07/16/24	2,730
USD	8,583,269	CAD	11,717,314	State Street Bank and Trust	07/24/24	42,162
USD	2,617,919	CAD	3,571,941	State Street Bank and Trust	07/24/24	14,222
USD	11,058,935	CAD	15,074,147	State Street Bank and Trust	07/26/24	70,532

Total Appreciation						$2,421,057

USD	2,060,148	GBP	1,652,423	Citigroup	05/17/24	$(9,105)
USD	1,644,770	GBP	1,322,166	Citigroup	05/17/24	(10,918)
USD	6,903,933	GBP	5,543,567	Citigroup	05/17/24	(38,021)
USD	3,916,873	GBP	3,128,603	RBC Dominion Securities	05/17/24	(933)
USD	7,967,695	AUD	12,405,531	State Street Bank and Trust	05/17/24	(91,745)
AUD	1,187,430	USD	780,168	Citigroup	05/24/24	(8,562)
USD	59,833	AUD	92,309	Citigroup	05/24/24	(151)
USD	12,435,455	AUD	19,251,933	State Street Bank and Trust	05/24/24	(74,679)
USD	29,869,928	EUR	27,971,706	State Street Bank and Trust	07/16/24	(138,464)
USD	23,409,553	GBP	18,808,643	RBC Dominion Securities	07/23/24	(152,715)
USD	24,431,307	GBP	19,516,799	State Street Bank and Trust	07/24/24	(18,257)

Total (Depreciation)						$(543,550)

Total Appreciation (Depreciation)						$1,877,507

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations
United States	$—	$53,341,585	$—	$53,341,585

DIMENSIONAL GLOBAL CORE PLUS FIXED INCOME ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	$—	$46,416,722	$—	$46,416,722
Austria	—	147,237	—	147,237
Belgium	—	6,450,526	—	6,450,526
Canada	—	48,770,314	—	48,770,314
Denmark	—	1,865,939	—	1,865,939
Finland	—	4,261,884	—	4,261,884
France	—	16,208,577	—	16,208,577
Germany	—	21,744,448	—	21,744,448
Hong Kong	—	95,524	—	95,524
Ireland	—	3,557,761	—	3,557,761
Italy	—	6,346,314	—	6,346,314
Japan	—	66,961,671	—	66,961,671
Luxembourg	—	3,452,818	—	3,452,818
Netherlands	—	6,704,354	—	6,704,354
New Zealand	—	59,070	—	59,070
Norway	—	475,457	—	475,457
Singapore	—	647,135	—	647,135
Spain	—	8,873,097	—	8,873,097
Supranational	—	38,551,586	—	38,551,586
Sweden	—	982,318	—	982,318
Switzerland	—	921,036	—	921,036
United Kingdom	—	30,885,412	—	30,885,412
United States	—	281,338,572	—	281,338,572
U.S. Treasury Obligations
United States	—	23,395,759	—	23,395,759
Commercial Paper	—	1,493,051	—	1,493,051
Securities Lending Collateral	—	5,938,792	—	5,938,792

Total Investments	$—	$679,886,959	$—	$679,886,959

Financial instruments
Assets
Forward Currency Contracts**	—	2,421,057	—	2,421,057
Liabilities
Forward Currency Contracts**	—	(543,550)	—	(543,550)

Total Other Financial Instruments	$—	$1,877,507	$—	$1,877,507

**	Valued at the unrealized appreciation (depreciation) on the investment.

DIMENSIONAL GLOBAL EX US CORE FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^		Value†
		(000)
BONDS — (99.1%)
AUSTRALIA — (9.8%)
APA Infrastructure, Ltd.
	2.000%, 07/15/30, MTN	EUR	500	$478,064
	1.250%, 03/15/33, MTN	EUR	200	168,510
	2.500%, 03/15/36, MTN	GBP	100	87,396
Australia & New Zealand Banking Group, Ltd.
	4.500%, 03/31/28, MTN	AUD	300	191,233
	4.950%, 09/11/28, MTN	AUD	800	517,619
Australia Government Bond
	3.000%, 11/21/33	AUD	1,000	578,217
BNZ International Funding, Ltd.
	0.375%, 09/14/24	EUR	500	527,523
Commonwealth Bank of Australia
	4.900%, 08/17/28, MTN	AUD	1,700	1,098,078
Glencore Capital Finance DAC
	1.250%, 03/01/33, MTN	EUR	400	334,171
Macquarie Group, Ltd.
	4.747%, 01/23/30, MTN	EUR	100	111,220
National Australia Bank, Ltd.
	0.625%, 09/18/24, MTN	EUR	100	105,576
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	520	282,138
	2.000%, 03/08/33	AUD	1,200	609,061
	4.250%, 02/20/36	AUD	3,480	2,042,508
	3.500%, 11/20/37	AUD	1,500	794,507
	2.250%, 05/07/41	AUD	11,000	4,534,456
Queensland Treasury Corp.
Ω	1.500%, 08/20/32	AUD	570	283,223
Ω	1.750%, 07/20/34	AUD	2,100	990,916
Ω	5.250%, 07/21/36	AUD	550	353,617
Ω	2.250%, 04/16/40	AUD	5,000	2,117,105
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	1,500	768,101
	1.750%, 05/24/34	AUD	5,100	2,419,207
	4.750%, 05/24/38	AUD	1,920	1,162,078
	2.250%, 05/24/40	AUD	4,600	1,921,784
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	451	231,126
	2.250%, 11/20/34	AUD	1,980	969,516
	2.000%, 09/17/35	AUD	2,930	1,356,203
	2.000%, 11/20/37	AUD	6,000	2,579,075
	5.250%, 09/15/38, MTN	AUD	4,808	3,020,859
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	1,000	486,102

		Face Amount^		Value†
		(000)
AUSTRALIA — (Continued)
Westpac Banking Corp.
	2.125%, 05/02/25, MTN	GBP	239	$290,105

TOTAL AUSTRALIA				31,409,294

AUSTRIA — (0.0%)
OMV AG
	1.000%, 07/03/34, MTN	EUR	153	126,409

TOTAL AUSTRIA				126,409

BELGIUM — (0.5%)
Anheuser-Busch InBev SA
	2.750%, 03/17/36, MTN	EUR	100	97,658
Belfius Bank SA
	4.125%, 09/12/29, MTN	EUR	300	325,695
Euroclear Bank SA
	1.250%, 09/30/24, MTN	GBP	459	565,429
Groupe Bruxelles Lambert NV
	4.000%, 05/15/33	EUR	300	326,451
Kingdom of Belgium Government Bond
Ω	0.100%, 06/22/30	EUR	150	135,532
Ω	1.900%, 06/22/38	EUR	500	451,237

TOTAL BELGIUM				1,902,002

CANADA — (12.3%)
Alimentation Couche-Tard, Inc.
	3.056%, 07/26/24	CAD	95	68,798
	5.592%, 09/25/30	CAD	200	149,757
	4.011%, 02/12/36	EUR	1,300	1,366,674
Bank of Montreal
	2.280%, 07/29/24	CAD	120	86,745
	2.700%, 09/11/24	CAD	4,075	2,940,312
Bank of Nova Scotia (The)
	2.490%, 09/23/24	CAD	120	86,436
	2.160%, 02/03/25	CAD	300	213,438
Bell Telephone Co. of Canada or Bell Canada
	2.750%, 01/29/25	CAD	310	221,598
Brookfield Corp.
	5.950%, 06/14/35	CAD	90	66,702
Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	5,950	4,318,335
Canadian Government Bond
	1.500%, 05/01/24	CAD	800	582,247
Canadian National Railway Co.
	4.150%, 05/10/30	CAD	500	353,758
CPPIB Capital, Inc.
	6.481%, 06/15/26	GBP	1,000	1,275,029
	0.750%, 02/02/37, MTN	EUR	380	295,792
Enbridge, Inc.
	2.990%, 10/03/29	CAD	359	237,298
	4.240%, 08/27/42	CAD	250	150,051

DIMENSIONAL GLOBAL EX US CORE FIXED INCOME ETF

CONTINUED

		Face Amount^		Value†
		(000)
CANADA — (Continued)
Fairfax Financial Holdings, Ltd.
	4.250%, 12/06/27	CAD	200	$140,906
	3.950%, 03/03/31	CAD	1,160	774,811
Fortis, Inc.
	4.431%, 05/31/29	CAD	300	214,866
	5.677%, 11/08/33	CAD	500	377,454
Magna International, Inc.
	4.375%, 03/17/32	EUR	300	332,326
National Bank of Canada
	2.580%, 02/03/25	CAD	400	285,615
Ontario Teachers’ Finance Trust
Ω	1.850%, 05/03/32	EUR	300	285,046
Province of Alberta Canada
	3.100%, 06/01/24	CAD	4,700	3,415,056
Province of British Columbia Canada
	3.200%, 06/18/32	CAD	700	466,840
Province of Manitoba Canada
	3.300%, 06/02/24	CAD	2,470	1,795,081
Province of Ontario Canada
	3.500%, 06/02/24	CAD	5,950	4,324,355
	2.300%, 09/08/24	CAD	3,400	2,451,460
	5.850%, 03/08/33	CAD	600	478,537
Province of Quebec Canada
	3.750%, 09/01/24	CAD	6,500	4,710,554
	0.750%, 11/21/24, MTN	CHF	300	325,753
	1.900%, 09/01/30	CAD	650	411,168
Province of Saskatchewan Canada
	3.200%, 06/03/24	CAD	1,740	1,264,209
Rogers Communications, Inc.
	3.100%, 04/15/25	CAD	310	221,133
	6.110%, 08/25/40	CAD	650	487,293
Royal Bank of Canada
	2.352%, 07/02/24	CAD	395	286,171
	3.403%, 03/24/25	CAD	2,500	1,793,464
TELUS Corp.
	5.600%, 09/09/30	CAD	200	149,010
	5.150%, 11/26/43	CAD	350	235,593
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	95	67,079
Toronto-Dominion Bank (The)
	3.226%, 07/24/24	CAD	465	337,037
TransCanada PipeLines, Ltd.
	5.277%, 07/15/30	CAD	300	220,459
	5.330%, 05/12/32	CAD	96	70,093
	4.550%, 11/15/41	CAD	550	346,646

TOTAL CANADA				38,680,985

DENMARK — (0.7%)
ISS Finance BV
	1.250%, 07/07/25, MTN	EUR	2,185	2,262,622

TOTAL DENMARK				2,262,622

		Face Amount^		Value†
		(000)
FINLAND — (0.1%)
Finland Government Bond
Ω	2.920%, 09/15/30	EUR	320	$284,764

TOTAL FINLAND				284,764

FRANCE — (6.7%)
Action Logement Services
	3.125%, 09/28/37, MTN	EUR	200	201,469
	4.125%, 10/03/38, MTN	EUR	2,600	2,899,969
Arval Service Lease SA
	0.875%, 02/17/25, MTN	EUR	300	313,178
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29, MTN	EUR	100	100,115
	4.375%, 05/02/30, MTN	EUR	500	545,340
	4.750%, 11/10/31, MTN	EUR	700	781,562
	4.125%, 06/14/33, MTN	EUR	300	330,294
Banque Stellantis France SACA
	3.840%, 01/22/25, MTN	EUR	200	208,030
BNP Paribas SA
	3.625%, 09/01/29, MTN	EUR	200	211,467
	2.100%, 04/07/32, MTN	EUR	400	373,814
	4.095%, 02/13/34, MTN	EUR	200	214,417
Bouygues SA
	3.250%, 06/30/37	EUR	700	705,028
	5.375%, 06/30/42	EUR	900	1,104,857
BPCE SA
	3.875%, 01/11/29, MTN	EUR	1,000	1,063,318
	2.375%, 04/26/32, MTN	EUR	200	194,179
	4.500%, 01/13/33, MTN	EUR	200	220,940
	3.875%, 01/25/36	EUR	600	639,776
Caisse des Depots et Consignations
	1.125%, 12/16/24, MTN	GBP	600	732,957
Credit Agricole SA
	4.000%, 01/18/33, MTN	EUR	200	218,592
	4.375%, 11/27/33, MTN	EUR	1,000	1,104,081
Electricite de France SA
	6.125%, 06/02/34, MTN	GBP	250	317,197
	4.750%, 10/12/34, MTN	EUR	800	902,007
	4.625%, 01/25/43, MTN	EUR	100	108,087
Engie SA
	4.250%, 09/06/34, MTN	EUR	1,100	1,202,340
	1.375%, 06/21/39, MTN	EUR	200	148,077
	4.500%, 09/06/42, MTN	EUR	200	220,059
French Republic Government Bond OAT
Ω	2.500%, 05/25/30	EUR	275	287,549
Ω	1.250%, 05/25/38	EUR	200	165,419
Ile-de-France Mobilites
	1.000%, 05/25/34, MTN	EUR	200	171,080
	3.700%, 06/14/38, MTN	EUR	1,000	1,077,827
	3.400%, 05/25/43, MTN	EUR	200	204,348
LeasePlan Corp. NV
	2.125%, 05/06/25, MTN	EUR	487	511,319

DIMENSIONAL GLOBAL EX US CORE FIXED INCOME ETF

CONTINUED

	Face Amount^		Value†
	(000)
FRANCE — (Continued)
LVMH Moet Hennessy Louis Vuitton SE
3.250%, 09/07/29, MTN	EUR	200	$213,312
Orange SA
8.125%, 11/20/28, MTN	GBP	50	70,151
5.625%, 01/23/34, MTN	GBP	100	128,785
Societe Generale SA
1.750%, 03/22/29, MTN	EUR	100	96,444
0.875%, 09/24/29, MTN	EUR	300	272,099
1.250%, 06/12/30	EUR	100	90,916
6.250%, 06/22/33, MTN	GBP	500	655,698
Unibail-Rodamco-Westfield SE
1.000%, 03/14/25, MTN	EUR	191	199,221
2.125%, 04/09/25, MTN	EUR	200	210,218
4.125%, 12/11/30, MTN	EUR	1,200	1,281,410
Veolia Environnement SA
6.125%, 11/25/33, MTN	EUR	40	50,908
Wendel SE
4.500%, 06/19/30	EUR	400	438,462

TOTAL FRANCE			21,186,316

GERMANY — (5.6%)
Allianz Finance II BV
3.720%, 01/14/25, MTN	EUR	500	520,920
4.500%, 03/13/43	GBP	1,600	1,817,499
BASF SE
4.500%, 03/08/35, MTN	EUR	800	897,557
BMW Finance NV
3.625%, 05/22/35, MTN	EUR	90	96,247
Bundesrepublik Deutschland Bundesanleihe
2.100%, 11/15/29	EUR	225	234,554
Commerzbank AG
1.750%, 01/22/25, MTN	GBP	100	121,702
Continental AG
3.625%, 11/30/27, MTN	EUR	60	63,917
Daimler Truck Finance Canada, Inc.
2.140%, 12/13/24	CAD	7	4,998
2.460%, 12/15/26	CAD	300	204,348
Deutsche Bahn Finance GMBH
3.375%, 01/29/38, MTN	EUR	2,100	2,175,739
Deutsche Bank AG
1.625%, 01/20/27, MTN	EUR	100	100,373
Deutsche Telekom AG
3.125%, 02/06/34, MTN	GBP	22	23,412
3.250%, 03/20/36	EUR	1,500	1,546,368
Deutsche Telekom International Finance BV
8.875%, 11/27/28, MTN	GBP	35	50,554
2.250%, 04/13/29, MTN	GBP	50	55,708
E.ON International Finance BV
1.000%, 04/13/25, MTN	EUR	60	62,487
6.375%, 06/07/32, MTN	GBP	641	850,381
5.875%, 10/30/37, MTN	GBP	750	947,923

	Face Amount^		Value†
	(000)
GERMANY — (Continued)
Fresenius SE & Co. KGaA
1.875%, 05/24/25, MTN	EUR	491	$514,059
5.000%, 11/28/29, MTN	EUR	200	224,225
5.125%, 10/05/30, MTN	EUR	898	1,018,446
Kreditanstalt fuer Wiederaufbau
5.000%, 09/10/24, MTN	GBP	1,000	1,250,832
5.750%, 06/07/32, MTN	GBP	150	204,417
Mercedes-Benz International Finance BV
3.700%, 05/30/31, MTN	EUR	90	98,252
Siemens Financieringsmaatschappij NV
3.820%, 09/05/24	EUR	200	211,030
1.000%, 02/20/25, MTN	GBP	900	1,089,707
3.125%, 05/22/32, MTN	EUR	100	105,020
3.375%, 02/22/37	EUR	100	104,476
State of North Rhine-Westphalia Germany
0.625%, 12/16/24, MTN	GBP	700	852,463
Traton Finance Luxembourg SA
5.625%, 01/16/29, MTN	GBP	500	619,911
Volkswagen Financial Services AG
0.375%, 02/12/30, MTN	EUR	306	268,561
Volkswagen Financial Services NV
2.250%, 04/12/25, MTN	GBP	133	161,726
Volkswagen International Finance NV
3.125%, 03/28/25	EUR	400	425,063
Volkswagen Leasing GmbH
1.375%, 01/20/25, MTN	EUR	44	46,225
4.625%, 03/25/29, MTN	EUR	50	55,184
4.750%, 09/25/31, MTN	EUR	578	646,073
VW Credit Canada, Inc.
2.850%, 09/26/24	CAD	120	86,487

TOTAL GERMANY			17,756,844

HONG KONG — (0.0%)
Prudential Funding Asia PLC
5.875%, 05/11/29	GBP	75	95,524

TOTAL HONG KONG			95,524

IRELAND — (0.5%)
ESB Finance DAC
4.250%, 03/03/36, MTN	EUR	900	991,135
GAS Networks Ireland
0.125%, 12/04/24, MTN	EUR	209	218,435
Ireland Government Bond
0.200%, 10/18/30	EUR	320	289,551

TOTAL IRELAND			1,499,121

ITALY — (3.2%)
Enel SpA
5.750%, 06/22/37, MTN	GBP	400	499,617

DIMENSIONAL GLOBAL EX US CORE FIXED INCOME ETF

CONTINUED

		Face Amount^		Value†
		(000)
ITALY — (Continued)
Eni SpA
	4.250%, 05/19/33, MTN	EUR	1,656	$1,811,403
	3.875%, 01/15/34, MTN	EUR	1,084	1,148,744
Holding d’Infrastructures de Transport SASU
	1.625%, 09/18/29, MTN	EUR	1,200	1,136,350
Intesa Sanpaolo SpA
	5.125%, 08/29/31, MTN	EUR	374	427,335
	6.625%, 05/31/33, MTN	GBP	965	1,240,941
	2.625%, 03/11/36, MTN	GBP	637	560,337
Italy Buoni Poliennali Del Tesoro
	4.350%, 11/01/33	EUR	320	356,567
Ω	3.350%, 03/01/35	EUR	150	152,369
Ω	3.250%, 03/01/38	EUR	700	681,565
Snam SpA
	1.000%, 09/12/34, MTN	EUR	900	721,021
UniCredit SpA
	0.500%, 04/09/25, MTN	EUR	707	732,703
	4.000%, 03/05/34, MTN	EUR	600	637,042

TOTAL ITALY				10,105,994

JAPAN — (19.2%)
East Japan Railway Co.
	5.250%, 04/22/33, MTN	GBP	50	62,656
Honda Canada Finance, Inc.
	2.500%, 06/04/24	CAD	400	290,439
Japan Government Five Year Bond
	0.100%, 12/20/25	JPY	661,000	4,193,117
Japan Government Ten Year Bond
	0.100%, 06/20/27	JPY	1,013,300	6,396,800
	0.100%, 09/20/28	JPY	1,139,900	7,145,445
	0.100%, 12/20/30	JPY	601,350	3,703,864
	0.100%, 06/20/31	JPY	594,500	3,640,177
	0.200%, 03/20/32	JPY	542,200	3,315,598
	0.200%, 09/20/32	JPY	621,400	3,776,259
Japan Government Twenty Year Bond
	1.500%, 03/20/34	JPY	680,800	4,582,751
	1.200%, 09/20/35	JPY	849,800	5,513,102
	0.400%, 06/20/40	JPY	1,010,100	5,480,787
	0.500%, 12/20/41	JPY	1,025,800	5,495,052
	1.100%, 06/20/43	JPY	1,075,350	6,274,635
JT International Financial Services BV
	2.750%, 09/28/33, MTN	GBP	100	101,251
Mizuho Financial Group, Inc.
	0.797%, 04/15/30, MTN	EUR	150	135,232
	2.096%, 04/08/32, MTN	EUR	150	141,863
	4.029%, 09/05/32, MTN	EUR	840	911,256
	4.416%, 05/20/33, MTN	EUR	500	552,459

		Face Amount^		Value†
		(000)
JAPAN — (Continued)
Toyota Credit Canada, Inc.
	2.110%, 02/26/25	CAD	400	$284,366

TOTAL JAPAN				61,997,109

LUXEMBOURG — (0.3%)
JAB Holdings BV
	5.000%, 06/12/33	EUR	700	784,531
	2.250%, 12/19/39	EUR	500	396,834

TOTAL LUXEMBOURG				1,181,365

NETHERLANDS — (2.3%)
ABN AMRO Bank NV
	1.375%, 01/16/25, MTN	GBP	500	608,841
	3.750%, 04/20/25, MTN	EUR	400	427,612
	4.250%, 02/21/30, MTN	EUR	200	218,368
	4.500%, 11/21/34	EUR	600	674,701
BNG Bank NV
	0.050%, 07/13/24, MTN	EUR	1,000	1,061,371
	5.000%, 03/13/34	AUD	500	319,232
	3.500%, 09/27/38, MTN	EUR	400	432,338
Cooperatieve Rabobank
	3.822%, 07/26/34, MTN	EUR	200	213,723
Cooperatieve Rabobank UA
	4.000%, 01/10/30, MTN	EUR	200	216,705
	5.250%, 05/23/41, MTN	GBP	45	56,812
de Volksbank NV
	0.010%, 09/16/24, MTN	EUR	200	210,584
Koninklijke KPN NV
	0.625%, 04/09/25	EUR	300	311,461
	5.750%, 09/17/29, MTN	GBP	50	64,029
	3.875%, 02/16/36, MTN	EUR	800	839,017
Koninklijke Philips NV
	4.250%, 09/08/31, MTN	EUR	788	861,176
Nederlandse Waterschapsbank NV
	3.280%, 02/16/37, MTN	EUR	400	282,819
Netherlands Government Bond
Ω	2.760%, 07/15/30	EUR	320	289,000

TOTAL NETHERLANDS				7,087,789

NORWAY — (0.4%)
Kommunalbanken AS
	1.000%, 10/18/24, MTN	CAD	560	400,126
	5.250%, 04/18/34, MTN	AUD	1,150	750,913
Norsk Hydro ASA
	1.125%, 04/11/25	EUR	240	249,881

TOTAL NORWAY				1,400,920

SINGAPORE — (0.1%)
Optus Finance Pty, Ltd.
	2.500%, 07/01/30, MTN	AUD	600	323,568

TOTAL SINGAPORE				323,568

SPAIN — (3.6%)
Adif Alta Velocidad
	3.900%, 04/30/33, MTN	EUR	500	544,214
	3.650%, 04/30/34	EUR	900	949,343

DIMENSIONAL GLOBAL EX US CORE FIXED INCOME ETF

CONTINUED

		Face Amount^		Value†
		(000)
SPAIN — (Continued)
Banco Bilbao Vizcaya Argentaria SA
	1.375%, 05/14/25, MTN	EUR	2,100	$2,187,967
	3.875%, 01/15/34, MTN	EUR	200	215,347
Banco Santander SA
	1.750%, 02/17/27, MTN	GBP	100	112,722
	4.250%, 06/12/30, MTN	EUR	200	220,026
	4.875%, 10/18/31, MTN	EUR	700	784,135
CaixaBank SA
	0.375%, 02/03/25, MTN	EUR	200	208,268
	4.250%, 09/06/30, MTN	EUR	300	329,678
	4.375%, 11/29/33, MTN	EUR	400	445,654
Merlin Properties Socimi SA
	1.750%, 05/26/25, MTN	EUR	1,361	1,421,210
	1.875%, 12/04/34	EUR	1,000	828,620
Santander UK PLC
	1.125%, 03/10/25, MTN	EUR	383	399,699
Spain Government Bond
Ω	4.200%, 01/31/37	EUR	85	97,285
Ω	0.850%, 07/30/37	EUR	500	382,697
Ω	3.900%, 07/30/39	EUR	300	328,924
Telefonica Emisiones SA
	4.183%, 11/21/33, MTN	EUR	500	542,102
	4.055%, 01/24/36, MTN	EUR	1,400	1,487,345
Telefonica Europe BV
	5.875%, 02/14/33, MTN	EUR	40	49,687

TOTAL SPAIN				11,534,923

SUPRANATIONAL — (5.3%)
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	3.000%, 05/22/24	CHF	300	327,325
European Financial Stability Facility
	3.375%, 08/30/38, MTN	EUR	1,850	2,000,966
European Investment Bank
	5.625%, 06/07/32	GBP	160	216,871
	3.875%, 06/08/37, MTN	GBP	200	231,471
	3.000%, 02/15/39	EUR	500	520,621
European Union
	3.250%, 07/04/34	EUR	210	227,443
	3.375%, 10/04/38, MTN	EUR	4,900	5,293,874
	0.450%, 07/04/41, MTN	EUR	1,000	672,921
Inter-American Development Bank
	1.700%, 10/10/24	CAD	129	92,543
	5.000%, 07/20/30, MTN	GBP	220	282,921
International Bank for Reconstruction & Development
	1.800%, 07/26/24	CAD	4,647	3,356,488
International Finance Corp.
	1.375%, 09/13/24	CAD	3,900	2,800,642

	Face Amount^		Value†
	(000)
SUPRANATIONAL — (Continued)
1.500%, 04/15/35, MTN	AUD	600	$269,723

TOTAL SUPRANATIONAL			16,293,809

SWEDEN — (1.8%)
Lansforsakringar Bank AB
0.125%, 02/19/25, MTN	EUR	1,160	1,203,003
Svenska Handelsbanken AB
1.000%, 04/15/25, MTN	EUR	4,009	4,174,327
Swedbank AB
0.750%, 05/05/25, MTN	EUR	200	207,380

TOTAL SWEDEN			5,584,710

SWITZERLAND — (0.1%)
UBS Group AG
0.875%, 11/03/31	EUR	300	256,726

TOTAL SWITZERLAND			256,726

UNITED KINGDOM — (6.6%)
Barclays PLC
3.250%, 02/12/27, MTN	GBP	589	691,166
3.250%, 01/17/33, MTN	GBP	1,109	1,145,606
BAT International Finance PLC
2.250%, 01/16/30, MTN	EUR	261	252,001
6.000%, 11/24/34, MTN	GBP	311	384,763
British Telecommunications PLC
5.750%, 12/07/28	GBP	40	51,531
4.250%, 01/06/33, MTN	EUR	378	414,096
6.375%, 06/23/37, MTN	GBP	300	390,604
CK Hutchison Europe Finance 21, Ltd.
1.000%, 11/02/33	EUR	241	197,321
CK Hutchison Group Telecom Finance SA
2.000%, 10/17/27	GBP	400	443,912
1.500%, 10/17/31	EUR	262	235,494
2.625%, 10/17/34	GBP	400	355,892
Diageo Finance PLC
2.750%, 06/08/38	GBP	600	565,997
HSBC Holdings PLC
6.500%, 05/20/24, MTN	GBP	125	156,564
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25, MTN	EUR	206	214,868
Lloyds Banking Group PLC
4.250%, 11/22/27, MTN	AUD	220	136,106
Lseg Netherlands BV
3.880%, 04/06/25, MTN	EUR	211	217,715
Motability Operations Group PLC
5.625%, 09/11/35, MTN	GBP	393	507,693
3.625%, 03/10/36, MTN	GBP	693	741,283
2.375%, 07/03/39, MTN	GBP	1,392	1,197,107
1.500%, 01/20/41, MTN	GBP	380	273,401
National Gas Transmission PLC
4.250%, 04/05/30, MTN	EUR	200	216,368

DIMENSIONAL GLOBAL EX US CORE FIXED INCOME ETF

CONTINUED

	Face Amount^		Value†
	(000)
UNITED KINGDOM — (Continued)
5.750%, 04/05/35	GBP	470	$584,022
National Grid North America, Inc.
4.668%, 09/12/33, MTN	EUR	1,243	1,377,432
National Grid PLC
0.750%, 09/01/33, MTN	EUR	181	144,470
3.245%, 03/30/34, MTN	EUR	447	445,493
4.275%, 01/16/35, MTN	EUR	215	232,033
Nationwide Building Society
5.350%, 03/15/28, MTN	AUD	1,200	772,839
NatWest Markets PLC
1.375%, 03/02/27, MTN	EUR	217	217,330
Southern Gas Networks PLC
4.875%, 03/21/29, MTN	GBP	60	74,128
6.625%, 03/14/35, MTN	GBP	400	530,268
3.100%, 09/15/36, MTN	GBP	100	95,128
6.375%, 05/15/40, MTN	GBP	82	106,268
SSE PLC
6.250%, 08/27/38, MTN	GBP	131	173,542
Standard Chartered PLC
4.375%, 01/18/38, MTN	GBP	550	603,811
U.K. Gilt
2.750%, 09/07/24	GBP	240	298,477
4.250%, 06/07/32	GBP	500	626,936
1.125%, 01/31/39	GBP	5,070	3,991,221
U.K. Treasury Bills
5.030%, 06/03/24	GBP	550	685,426
Vodafone Group PLC
5.900%, 11/26/32, MTN	GBP	50	65,539
2.875%, 11/20/37, MTN	EUR	900	853,011

TOTAL UNITED KINGDOM			20,666,862

UNITED STATES — (20.0%)
3M Co.
1.750%, 05/15/30, MTN		232	221,446
Abbott Ireland Financing DAC
0.100%, 11/19/24		1,965	2,058,864
Altria Group, Inc.
3.125%, 06/15/31		2,226	2,183,419
American Medical Systems Europe BV
0.750%, 03/08/25		1,084	1,129,072
American Tower Corp.
1.375%, 04/04/25		650	678,963
4.625%, 05/16/31		527	578,588
Apple, Inc.
0.875%, 05/24/25		101	104,969
3.050%, 07/31/29		800	928,270
AT&T, Inc.
4.300%, 11/18/34		114	125,192
2.600%, 05/19/38		486	437,863
7.000%, 04/30/40, MTN		950	1,318,745
Bank of America Corp.
7.000%, 07/31/28, MTN		50	66,582

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Becton Dickinson and Co.
3.020%, 05/24/25	119	$145,098
Berkshire Hathaway Finance Corp.
2.000%, 03/18/34	350	326,565
2.375%, 06/19/39	4,699	4,068,171
Berkshire Hathaway, Inc.
3.710%, 03/12/25	1,358	1,406,815
Booking Holdings, Inc.
3.750%, 03/01/36	791	827,259
BP Capital Markets BV
4.323%, 05/12/35, MTN	873	963,605
BP Capital Markets PLC
5.773%, 05/25/38, MTN	857	1,100,647
Capital One Financial Corp.
0.800%, 06/12/24	118	125,664
Chubb INA Holdings LLC
0.300%, 12/15/24	208	217,410
Citigroup, Inc.
6.800%, 06/25/38, MTN	370	517,355
7.375%, 09/01/39, MTN	675	992,980
CRH SMW Finance DAC
4.250%, 07/11/35, MTN	1,550	1,699,556
Dow Chemical Co. (The)
1.125%, 03/15/32	170	149,043
Duke Energy Corp.
3.850%, 06/15/34	1,270	1,307,194
Equinix, Inc.
1.000%, 03/15/33	700	579,098
Exxon Mobil Corp.
0.142%, 06/26/24	180	191,357
1.408%, 06/26/39	1,856	1,399,695
FedEx Corp.
0.950%, 05/04/33	200	166,088
Fiserv, Inc.
2.250%, 07/01/25	991	1,194,293
4.500%, 05/24/31	700	772,073
GE Capital UK Funding Unlimited Co.
5.875%, 01/18/33, MTN	400	510,948
General Electric Co.
4.125%, 09/19/35, MTN	110	120,330
General Motors Financial Co., Inc.
2.250%, 09/06/24, MTN	104	128,811
1.000%, 02/24/25, MTN	346	361,105
1.694%, 03/26/25, MTN	462	484,111
GlaxoSmithKline Capital PLC
5.250%, 12/19/33, MTN	75	96,087
6.375%, 03/09/39, MTN	950	1,307,944
Global Payments, Inc.
4.875%, 03/17/31	220	241,775

DIMENSIONAL GLOBAL EX US CORE FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Goldman Sachs Group, Inc. (The)
3.375%, 03/27/25	189	$201,222
1.250%, 02/07/29, MTN	335	320,609
0.875%, 05/09/29, MTN	435	405,211
0.750%, 03/23/32, MTN	235	198,654
1.000%, 03/18/33, MTN	483	408,982
Haleon UK Capital PLC
3.375%, 03/29/38, MTN	150	150,509
Honeywell International, Inc.
4.125%, 11/02/34	450	491,803
International Business Machines Corp.
4.875%, 02/06/38	1,946	2,263,460
4.000%, 02/06/43	343	368,322
Johnson & Johnson
5.500%, 11/06/24	900	1,128,774
Johnson Controls International PLC
4.250%, 05/23/35	1,500	1,640,147
Kellanova
1.250%, 03/10/25	200	209,129
Liberty Mutual Group, Inc.
4.625%, 12/02/30	200	219,077
McDonald’s Corp.
5.875%, 04/23/32, MTN	250	328,728
4.125%, 11/28/35, MTN	400	433,903
Medtronic Global Holdings SCA
2.250%, 03/07/39	1,000	887,044
1.500%, 07/02/39	375	296,459
Nasdaq, Inc.
0.900%, 07/30/33	1,855	1,532,198
Nestle Finance International, Ltd.
3.650%, 11/12/24, MTN	529	554,791
3.750%, 11/14/35	1,300	1,424,035
3.250%, 01/23/37, MTN	350	362,066
5.125%, 12/07/38, MTN	2,060	2,553,582
Nestle Holdings, Inc.
5.125%, 09/21/32	220	279,684
Parker-Hannifin Corp.
1.125%, 03/01/25	993	1,036,424
PepsiCo, Inc.
3.550%, 07/22/34	300	335,652
Philip Morris International, Inc.
0.800%, 08/01/31	296	254,299
2.000%, 05/09/36	100	84,499
1.875%, 11/06/37	300	237,639
1.450%, 08/01/39	197	139,597

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
PPG Industries, Inc.
1.875%, 06/01/25	150	$157,017
Prologis Euro Finance LLC
1.000%, 02/06/35	767	604,797
Sanofi SA
0.875%, 04/06/25	300	312,328
Schlumberger Finance BV
3.850%, 10/15/24	208	218,546
Shell International Finance BV
0.500%, 05/11/24, MTN	1,700	1,816,317
0.375%, 02/15/25, MTN	1,626	1,693,163
1.875%, 04/07/32, MTN	300	283,568
Stellantis NV
4.250%, 06/16/31, MTN	276	301,884
3.750%, 03/19/36	1,300	1,358,328
Tennessee Valley Authority
5.625%, 06/07/32	220	285,486
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	320	230,476
Verizon Communications, Inc.
4.750%, 02/17/34, MTN	485	575,673
1.125%, 09/19/35	200	161,139
3.375%, 10/27/36	1,546	1,559,051
Walmart, Inc.
5.625%, 03/27/34	150	198,223
5.250%, 09/28/35	593	760,029
Wells Fargo & Co.
1.625%, 06/02/25, MTN	2,197	2,290,224
0.625%, 08/14/30	767	671,181
4.625%, 11/02/35	50	58,538
Welltower OP LLC
4.500%, 12/01/34	1,021	1,139,837

TOTAL UNITED STATES		64,655,354

TOTAL BONDS		316,293,010

U.S. TREASURY OBLIGATIONS — (0.9%)
U.S. Treasury Bonds
1.125%, 08/15/40	1,700	990,781
1.750%, 08/15/41	1,500	952,441
U.S. Treasury Notes
2.250%, 10/31/24	1,000	984,727
TOTAL U.S. TREASURY OBLIGATIONS		2,927,949

TOTAL INVESTMENT SECURITIES — (100.0%) (Cost $326,038,718)		319,220,959

TOTAL INVESTMENTS — (100.0%) (Cost $326,038,718)		$319,220,959

DIMENSIONAL GLOBAL EX US CORE FIXED INCOME ETF

CONTINUED

Forward Currency Contracts

As of April 30, 2024, Dimensional Global ex US Core Fixed Income ETF had entered into the following forward currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,696,448	JPY	261,394,759	Citigroup	05/01/24	$35,375
USD	1,453,651	JPY	218,895,019	Citigroup	05/01/24	62,649
USD	1,495,489	GBP	1,183,275	Citigroup	05/01/24	13,858
USD	560,234	GBP	442,732	Citigroup	05/01/24	5,870
GBP	166,581	USD	207,395	Citigroup	05/07/24	1,194
GBP	501,813	USD	623,800	Citigroup	05/07/24	4,561
USD	871,701	GBP	688,014	Citigroup	05/07/24	10,183
USD	17,031,854	JPY	2,572,795,855	Citigroup	05/07/24	669,479
USD	476,249	JPY	71,911,627	Citigroup	05/07/24	18,908
USD	15,396,914	GBP	12,166,349	State Street Bank and Trust	05/07/24	162,444
USD	8,004,662	AUD	12,111,885	State Street Bank and Trust	05/07/24	138,533
USD	1,058,653	CAD	1,433,196	State Street Bank and Trust	05/08/24	15,352
USD	13,105,866	CAD	17,665,715	State Street Bank and Trust	05/08/24	246,028
USD	2,645,787	CAD	3,561,133	State Street Bank and Trust	05/08/24	53,444
USD	3,976,797	JPY	613,312,761	Citigroup	05/09/24	75,019
USD	1,798,964	GBP	1,424,797	Citigroup	05/09/24	14,840
USD	1,977,176	JPY	299,026,215	Citigroup	05/09/24	74,829
USD	2,528,674	AUD	3,835,556	Citigroup	05/09/24	37,490
USD	2,274,677	GBP	1,811,095	Citigroup	05/09/24	6,832
USD	834,727	JPY	127,457,985	Citigroup	05/10/24	23,733
USD	1,270,092	AUD	1,934,484	Citigroup	05/10/24	13,609
USD	1,387,318	JPY	209,710,832	Citigroup	05/10/24	52,963
USD	1,283,985	AUD	1,938,246	Citigroup	05/10/24	25,059
USD	3,889,096	JPY	587,724,977	Citigroup	05/13/24	147,698
USD	1,739,431	AUD	2,625,140	Citigroup	05/13/24	34,189
USD	554,193	AUD	847,793	Citigroup	05/13/24	3,483
USD	2,495,657	GBP	1,965,631	Citigroup	05/13/24	34,245
USD	2,776,542	JPY	425,416,486	Citigroup	05/16/24	67,079
USD	7,602,824	JPY	1,170,462,225	RBC Dominion Securities	05/20/24	143,405
USD	6,449,063	JPY	993,969,353	State Street Bank and Trust	05/20/24	114,443
USD	971,097	JPY	149,653,177	Citigroup	05/24/24	16,737
USD	8,664,824	AUD	13,315,648	Citigroup	05/24/24	12,158
USD	7,909,925	JPY	1,220,160,470	State Street Bank and Trust	05/24/24	128,787
USD	9,293,338	EUR	8,588,532	State Street Bank and Trust	06/27/24	88,102
USD	2,938,927	JPY	456,611,927	State Street Bank and Trust	06/27/24	12,100
USD	2,582,916	EUR	2,381,495	State Street Bank and Trust	07/01/24	29,965
USD	472,266	EUR	433,085	State Street Bank and Trust	07/01/24	8,001
USD	13,047,753	EUR	12,100,131	State Street Bank and Trust	07/01/24	76,470
EUR	1,075,983	USD	1,151,479	Citigroup	07/03/24	2,087
USD	7,260,524	EUR	6,664,775	State Street Bank and Trust	07/03/24	115,191
USD	8,797,770	EUR	8,091,940	State Street Bank and Trust	07/03/24	122,368
USD	6,246,193	EUR	5,749,153	State Street Bank and Trust	07/05/24	81,875
USD	8,734,041	EUR	8,012,471	State Street Bank and Trust	07/08/24	141,655
USD	8,772,381	EUR	8,147,093	Citigroup	07/10/24	34,742
USD	1,362,448	EUR	1,265,612	Citigroup	07/11/24	5,028
USD	485,519	EUR	450,966	Citigroup	07/11/24	1,840
USD	1,081,257	EUR	1,002,924	Citigroup	07/11/24	5,581
USD	2,618,690	EUR	2,435,775	State Street Bank and Trust	07/11/24	6,224
USD	1,861,143	EUR	1,732,612	State Street Bank and Trust	07/11/24	2,847
USD	1,017,092	CHF	915,495	Citigroup	07/18/24	9,809
CHF	304,590	USD	334,270	State Street Bank and Trust	07/18/24	858
USD	2,585,817	CAD	3,528,927	State Street Bank and Trust	07/19/24	13,708
USD	3,285,920	CAD	4,495,644	State Street Bank and Trust	07/19/24	9,205

DIMENSIONAL GLOBAL EX US CORE FIXED INCOME ETF

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,362,486	EUR	2,198,646	State Street Bank and Trust	07/23/24	$2,913
USD	2,034,875	EUR	1,894,776	Citigroup	07/24/24	1,310
USD	6,763,770	EUR	6,283,606	State Street Bank and Trust	07/24/24	19,902
USD	17,275,909	CAD	23,583,520	State Street Bank and Trust	07/24/24	85,164
USD	2,946,497	GBP	2,349,936	State Street Bank and Trust	07/26/24	2,589

Total Appreciation						$3,344,010

USD	253,481	GBP	202,488	Citigroup	05/09/24	$(73)
USD	455,774	AUD	708,092	Citigroup	05/10/24	(4,145)
USD	2,980,638	JPY	469,596,252	State Street Bank and Trust	05/10/24	(7,323)
USD	6,012,996	GBP	4,876,078	Citigroup	05/16/24	(93,057)
USD	6,044,708	AUD	9,367,528	Citigroup	05/16/24	(40,852)
USD	1,560,307	AUD	2,404,083	Citigroup	05/16/24	(1,491)
USD	5,395,266	GBP	4,340,284	Citigroup	05/16/24	(39,840)
USD	1,887,224	GBP	1,511,021	Citigroup	05/16/24	(4,947)
EUR	2,126,617	USD	2,316,767	RBC Dominion Securities	07/01/24	(37,044)
USD	6,931,507	EUR	6,480,099	Citigroup	07/12/24	(19,011)
USD	897,245	EUR	839,898	Citigroup	07/19/24	(3,945)
USD	3,549,309	CAD	4,874,766	Citigroup	07/19/24	(3,734)
USD	7,251,126	EUR	6,790,940	State Street Bank and Trust	07/19/24	(35,388)
USD	6,342,607	EUR	5,922,815	Citigroup	07/22/24	(13,398)
USD	6,813,926	EUR	6,377,514	RBC Dominion Securities	07/22/24	(30,034)
USD	2,180,324	EUR	2,039,364	RBC Dominion Securities	07/22/24	(8,198)
USD	7,479,370	EUR	7,000,000	State Street Bank and Trust	07/22/24	(32,605)
USD	6,867,597	GBP	5,518,462	RBC Dominion Securities	07/23/24	(45,580)
USD	7,058,316	EUR	6,580,791	State Street Bank and Trust	07/23/24	(4,148)
USD	1,852,635	EUR	1,732,396	State Street Bank and Trust	07/23/24	(6,562)
USD	574,147	GBP	461,567	Citigroup	07/24/24	(4,078)
USD	2,727,376	EUR	2,545,632	RBC Dominion Securities	07/24/24	(4,719)
USD	10,237,335	GBP	8,178,819	State Street Bank and Trust	07/24/24	(8,636)

Total (Depreciation)						$(448,808)

Total Appreciation (Depreciation)						$2,895,202

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	$—	$31,409,294	$—	$31,409,294
Austria	—	126,409	—	126,409
Belgium	—	1,902,002	—	1,902,002
Canada	—	38,680,985	—	38,680,985
Denmark	—	2,262,622	—	2,262,622
Finland	—	284,764	—	284,764
France	—	21,186,316	—	21,186,316
Germany	—	17,756,844	—	17,756,844
Hong Kong	—	95,524	—	95,524
Ireland	—	1,499,121	—	1,499,121
Italy	—	10,105,994	—	10,105,994
Japan	—	61,997,109	—	61,997,109
Luxembourg	—	1,181,365	—	1,181,365
Netherlands	—	7,087,789	—	7,087,789
Norway	—	1,400,920	—	1,400,920

DIMENSIONAL GLOBAL EX US CORE FIXED INCOME ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Singapore	$—	$323,568	$—	$323,568
Spain	—	11,534,923	—	11,534,923
Supranational	—	16,293,809	—	16,293,809
Sweden	—	5,584,710	—	5,584,710
Switzerland	—	256,726	—	256,726
United Kingdom	—	20,666,862	—	20,666,862
United States	—	64,655,354	—	64,655,354
U.S. Treasury Obligations
United States	—	2,927,949	—	2,927,949

Total Investments	$—	$319,220,959	$—	$319,220,959

Financial instruments
Assets
Forward Currency Contracts**	—	3,344,010	—	3,344,010
Liabilities
Forward Currency Contracts**	—	(448,808)	—	(448,808)

Total Other Financial Instruments	$—	$2,895,202	$—	$2,895,202

**	Valued at the unrealized appreciation (depreciation) on the investment.

DIMENSIONAL GLOBAL CREDIT ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^		Value†
		(000)
	BONDS — (92.8%)
	AUSTRALIA — (5.5%)
	APA Infrastructure, Ltd.
	0.750%, 03/15/29, MTN	EUR	300	$276,226
	ASB Bank, Ltd.
	0.250%, 09/08/28, MTN	EUR	100	92,200
	Australia & New Zealand Banking Group, Ltd.
	1.550%, 08/29/24, MTN	AUD	500	321,382
	4.050%, 05/12/25, MTN	AUD	1,300	837,374
	BHP Billiton Finance, Ltd.
	3.250%, 09/25/24, MTN	GBP	500	621,277
	Commonwealth Bank of Australia
	4.900%, 08/17/28, MTN	AUD	1,000	645,928
	Glencore Funding LLC
Ω	6.500%, 10/06/33		404	416,121
	Macquarie Bank, Ltd.
	1.700%, 02/12/25, MTN	AUD	500	316,600
	Macquarie Group, Ltd.
	0.943%, 01/19/29	EUR	300	281,761
	National Australia Bank, Ltd.
	0.250%, 05/20/24, MTN	EUR	150	160,109
	2.350%, 02/25/25, MTN	AUD	500	318,192
	1.375%, 08/30/28, MTN	EUR	100	97,563
	New South Wales Treasury Corp.
	3.000%, 04/20/29	AUD	300	181,214
	4.750%, 02/20/35	AUD	1,600	995,327
	4.250%, 02/20/36	AUD	2,041	1,197,919
	2.250%, 05/07/41	AUD	100	41,222
	Rio Tinto Finance USA, Ltd.
	5.200%, 11/02/40		145	138,152
	South Australian Government Financing Authority
	3.000%, 05/24/28	AUD	210	128,873
	1.750%, 05/24/34	AUD	1,200	569,225
	4.750%, 05/24/38	AUD	1,620	980,503
	Treasury Corp. of Victoria
	5.500%, 11/17/26	AUD	200	133,050
	1.500%, 11/20/30	AUD	250	132,247
	2.250%, 09/15/33	AUD	900	457,958
	2.250%, 11/20/34	AUD	3,700	1,811,722
	2.000%, 09/17/35	AUD	570	263,835
	5.250%, 09/15/38, MTN	AUD	200	125,660
	Westpac Banking Corp.
	2.700%, 03/17/25, MTN	AUD	1,200	764,974

	TOTAL AUSTRALIA			12,306,614

		Face Amount^		Value†
		(000)
	AUSTRIA — (0.0%)
	OMV AG
	1.000%, 07/03/34, MTN	EUR	120	$99,144

	TOTAL AUSTRIA			99,144

	BELGIUM — (0.6%)
	Anheuser-Busch InBev SA
	2.750%, 03/17/36, MTN	EUR	100	97,658
	Anheuser-Busch InBev Worldwide, Inc.
	5.450%, 01/23/39		1,000	983,086
	Euroclear Investments SA
	1.125%, 12/07/26	EUR	200	201,457
	Kingdom of Belgium Government Bond
Ω	0.800%, 06/22/27	EUR	300	300,242

	TOTAL BELGIUM			1,582,443

	CANADA — (11.0%)
	Bank of Montreal
	2.280%, 07/29/24	CAD	120	86,745
	2.700%, 09/11/24	CAD	4,075	2,940,312
	1.850%, 05/01/25, MTN		82	79,045
	5.717%, 09/25/28		400	404,474
	Bank of Nova Scotia (The)
	0.650%, 07/31/24		100	98,768
	2.490%, 09/23/24	CAD	320	230,495
	1.450%, 01/10/25		88	85,496
	4.850%, 02/01/30		400	387,350
	5.650%, 02/01/34		100	99,477
	Brookfield Finance, Inc.
	6.350%, 01/05/34		200	205,531
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	5,600	4,064,316
	Canadian Imperial Bank of Commerce
	2.250%, 01/28/25		400	390,221
	3.300%, 04/07/25		77	75,356
	6.092%, 10/03/33		245	249,257
	Canadian Natural Resources, Ltd.
	5.850%, 02/01/35		50	48,851
	6.500%, 02/15/37		172	176,194
	6.250%, 03/15/38		1,036	1,044,246
	6.750%, 02/01/39		50	51,949
	Cenovus Energy, Inc.
	5.250%, 06/15/37		145	132,472
	6.750%, 11/15/39		150	157,957
	Emera US Finance, LP
	0.833%, 06/15/24		200	198,586
	Enbridge Energy Partners, LP
	7.500%, 04/15/38		50	56,169
	5.500%, 09/15/40		50	46,431

DIMENSIONAL GLOBAL CREDIT ETF

CONTINUED

		Face Amount^		Value†
		(000)
CANADA — (Continued)
	Fairfax Financial Holdings, Ltd.
Ω	6.000%, 12/07/33		750	$744,297
	ITC Holdings Corp.
	3.650%, 06/15/24		100	99,695
	Kinross Gold Corp.
Ω	6.250%, 07/15/33		1,232	1,252,302
	Magna International, Inc.
	3.625%, 06/15/24		100	99,718
	4.375%, 03/17/32	EUR	1,050	1,163,143
	National Bank of Canada
	2.545%, 07/12/24	CAD	950	687,975
	Province of Alberta Canada
	3.100%, 06/01/24	CAD	400	290,643
	Province of Ontario Canada
	3.500%, 06/02/24	CAD	2,250	1,635,260
	0.375%, 06/14/24	EUR	1,600	1,703,778
	Province of Saskatchewan Canada
	3.200%, 06/03/24	CAD	560	406,872
	Rogers Communications, Inc.
	7.500%, 08/15/38		150	168,620
	4.500%, 03/15/42		100	82,339
	5.450%, 10/01/43		100	91,714
	Royal Bank of Canada
	2.352%, 07/02/24	CAD	1,220	883,868
	3.970%, 07/26/24		150	149,426
	0.650%, 07/29/24		150	148,243
	4.375%, 10/02/30, MTN	EUR	300	331,657
	Suncor Energy, Inc.
	6.800%, 05/15/38		250	262,322
	6.500%, 06/15/38		818	838,816
	6.850%, 06/01/39		300	315,044
	Toronto-Dominion Bank (The)
	2.650%, 06/12/24, MTN		170	169,407
	2.496%, 12/02/24	CAD	620	444,382
	1.250%, 12/13/24		142	138,312
	3.200%, 03/10/32		400	341,101
	TransCanada PipeLines, Ltd.
	5.600%, 03/31/34		150	145,506
	6.200%, 10/15/37		450	451,234
	4.750%, 05/15/38		100	87,690
	7.625%, 01/15/39		65	73,433
	6.100%, 06/01/40		279	274,561

	TOTAL CANADA			24,791,056

	FINLAND — (0.2%)
	OP Corporate Bank PLC
	0.125%, 07/01/24, MTN	EUR	350	371,927

	TOTAL FINLAND			371,927

	FRANCE — (2.9%)
	Agence France Locale
	0.500%, 06/20/24, MTN	EUR	200	212,741

		Face Amount^		Value†
		(000)
	FRANCE — (Continued)
	Banque Federative du Credit Mutuel SA
	1.250%, 01/14/25, MTN	EUR	100	$105,066
	4.375%, 05/02/30, MTN	EUR	300	327,204
	3.750%, 02/01/33, MTN	EUR	300	320,332
	Banque Stellantis France SACA
	0.625%, 06/21/24	EUR	100	106,423
	BNP Paribas SA
	1.000%, 06/27/24, MTN	EUR	500	532,206
	Bouygues SA
	3.250%, 06/30/37	EUR	1,000	1,007,183
	BPCE SA
	0.625%, 04/28/25	EUR	100	103,684
	4.000%, 11/29/32, MTN	EUR	500	544,327
	4.500%, 01/13/33, MTN	EUR	600	662,821
	Credit Agricole SA
	3.250%, 10/04/24, MTN		250	247,295
	4.000%, 01/18/33, MTN	EUR	300	327,888
	4.375%, 11/27/33, MTN	EUR	100	110,408
	3.750%, 01/22/34, MTN	EUR	700	748,271
	French Republic Government Bond OAT
Ω	1.000%, 05/25/27	EUR	290	292,210
	Societe Generale SA
	0.250%, 07/08/27, MTN	EUR	100	95,798
	TotalEnergies Capital International SA
	1.250%, 12/16/24, MTN	GBP	35	42,831
	Wendel SE
	4.500%, 06/19/30	EUR	300	328,847

	TOTAL FRANCE			6,115,535

	GERMANY — (3.0%)
	BASF SE
	1.750%, 03/11/25, MTN	GBP	80	97,215
	Bayer US Finance II LLC
Ω	3.375%, 07/15/24		35	34,800
	BMW Finance NV
	0.500%, 02/22/25, MTN	EUR	100	104,180
	3.625%, 05/22/35, MTN	EUR	138	147,579
	BMW International Investment BV
	1.375%, 10/01/24, MTN	GBP	200	246,670
	Daimler Truck Finance Canada, Inc.
	2.140%, 12/13/24	CAD	1,450	1,035,386
	Daimler Truck Finance North America LLC
Ω	5.200%, 01/17/25		450	448,037
Ω	3.500%, 04/07/25		450	440,881
	Deutsche Bank AG
	3.700%, 05/30/24		100	99,807
	E.ON SE
	3.750%, 03/01/29, MTN	EUR	25	27,045

DIMENSIONAL GLOBAL CREDIT ETF

CONTINUED

		Face Amount^		Value†
		(000)
GERMANY — (Continued)
Mercedes-Benz Finance North America LLC
Ω	3.100%, 08/15/29		400	$359,741
NRW Bank
	0.250%, 07/09/24	EUR	1,800	1,911,950
Siemens Financieringsmaatschappij NV
	3.820%, 09/05/24	EUR	71	74,916
T-Mobile USA, Inc.
	4.375%, 04/15/40		488	415,738
	3.000%, 02/15/41		50	34,958
Volkswagen Financial Services AG
	3.860%, 02/12/25, MTN	EUR	100	103,774
Volkswagen Financial Services NV
	5.875%, 05/23/29, MTN	GBP	100	126,848
Volkswagen Leasing GmbH
	4.625%, 03/25/29, MTN	EUR	100	110,369
	4.750%, 09/25/31, MTN	EUR	250	279,443
VW Credit Canada, Inc.
	2.850%, 09/26/24	CAD	420	302,705
	2.050%, 12/10/24	CAD	150	107,078

TOTAL GERMANY				6,509,120

HONG KONG — (0.2%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		400	351,181

TOTAL HONG KONG				351,181

ITALY — (1.2%)
Enel Finance International NV
	5.625%, 08/14/24, MTN	GBP	100	125,206
Ω	6.000%, 10/07/39		718	696,439
Eni SpA
	4.250%, 05/19/33, MTN	EUR	1,200	1,312,611
Ω	5.700%, 10/01/40		277	259,885
Holding d’Infrastructures de Transport SASU
	1.625%, 09/18/29, MTN	EUR	100	94,696
Intesa Sanpaolo SpA
	5.125%, 08/29/31, MTN	EUR	250	285,652

TOTAL ITALY				2,774,489

JAPAN — (4.2%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		1,000	784,636
Ω	2.500%, 02/10/41		200	128,038
American Honda Finance Corp.
	0.550%, 07/12/24, MTN		150	148,545
	0.750%, 08/09/24		100	98,706
Honda Canada Finance, Inc.
	2.500%, 06/04/24	CAD	850	617,183

		Face Amount^		Value†
		(000)
	JAPAN — (Continued)
	Japan Government Ten Year Bond
	0.100%, 06/20/27	JPY	32,500	$205,167
	0.100%, 09/20/28	JPY	123,750	775,725
	0.400%, 06/20/33	JPY	95,000	582,496
	Japan Government Thirty Year Bond
	2.300%, 06/20/35	JPY	29,000	209,572
	Mitsubishi Corp.
	3.375%, 07/23/24, MTN		500	497,000
	Mitsubishi UFJ Financial Group, Inc.
	0.339%, 07/19/24	EUR	1,000	1,061,091
	3.777%, 03/02/25		33	32,499
	Mizuho Financial Group, Inc.
	4.029%, 09/05/32, MTN	EUR	400	433,931
	4.416%, 05/20/33, MTN	EUR	250	276,229
	Nomura Holdings, Inc.
	2.679%, 07/16/30		400	333,524
	NTT Finance Corp.
	0.010%, 03/03/25	EUR	900	931,990
	Protective Life Corp.
Ω	3.400%, 01/15/30		83	72,075
	8.450%, 10/15/39		100	120,704
	Sumitomo Mitsui Financial Group, Inc.
	0.465%, 05/30/24, MTN	EUR	750	799,833
	Toyota Credit Canada, Inc.
	2.310%, 10/23/24	CAD	1,000	718,288

	TOTAL JAPAN			8,827,232

	LUXEMBOURG — (0.8%)
	ArcelorMittal SA
	3.600%, 07/16/24		275	273,490
	6.800%, 11/29/32		401	417,594
	JAB Holdings BV
	5.000%, 06/12/33	EUR	500	560,379
	2.250%, 12/19/39	EUR	500	396,834

	TOTAL LUXEMBOURG			1,648,297

	NETHERLANDS — (1.5%)
	Cooperatieve Rabobank
	3.822%, 07/26/34, MTN	EUR	300	320,584
	Cooperatieve Rabobank UA
	4.000%, 01/10/30, MTN	EUR	300	325,057
	ING Groep NV
	4.050%, 04/09/29		1,000	932,580
	Koninklijke KPN NV
	5.750%, 09/17/29, MTN	GBP	200	256,116
	3.875%, 02/16/36, MTN	EUR	600	629,262
	Koninklijke Philips NV
	4.250%, 09/08/31, MTN	EUR	300	327,859
	6.875%, 03/11/38		400	424,875
	5.000%, 03/15/42		100	87,288

	TOTAL NETHERLANDS			3,303,621

DIMENSIONAL GLOBAL CREDIT ETF

CONTINUED

		Face Amount^		Value†
		(000)
	NORWAY — (0.1%)
	Equinor ASA
	1.250%, 02/17/27, MTN	EUR	200	$201,327

	TOTAL NORWAY			201,327

	SINGAPORE — (0.2%)
	Optus Finance Pty, Ltd.
	2.500%, 07/01/30, MTN	AUD	600	323,568

	TOTAL SINGAPORE			323,568

	SPAIN — (1.9%)
	Avangrid, Inc.
	3.150%, 12/01/24		250	245,999
	Banco Bilbao Vizcaya Argentaria SA
	3.875%, 01/15/34, MTN	EUR	800	861,387
	Banco Santander SA
	3.750%, 01/09/34, MTN	EUR	200	212,664
	CaixaBank SA
	4.375%, 11/29/33, MTN	EUR	800	891,308
	Merlin Properties Socimi SA
	1.875%, 12/04/34	EUR	100	82,862
	New York State Electric & Gas Corp.
Ω	5.850%, 08/15/33		90	90,142
	Santander Holdings USA, Inc.
	3.500%, 06/07/24		100	99,962
	3.450%, 06/02/25		534	518,374
	Santander UK PLC
	1.125%, 03/10/25, MTN	EUR	400	417,440
	Telefonica Emisiones SA
	5.445%, 10/08/29, MTN	GBP	350	439,315
	4.055%, 01/24/36, MTN	EUR	200	212,478
	7.045%, 06/20/36		400	428,380

	TOTAL SPAIN			4,500,311

	SUPRANATIONAL — (0.0%)
	Asian Development Bank
	0.375%, 06/11/24		50	49,723
	Inter-American Development Bank
	5.648%, 02/15/29		50	49,706
	International Bank for Reconstruction & Development
	5.654%, 01/24/29		88	87,395
	TOTAL SUPRANATIONAL			186,824
	SWEDEN — (0.3%)
	Svenska Handelsbanken AB
	1.000%, 04/15/25, MTN	EUR	600	624,743

	TOTAL SWEDEN			624,743

	UNITED KINGDOM — (4.7%)
	Ashtead Capital, Inc.
Ω	5.950%, 10/15/33		1,006	990,543
Ω	5.800%, 04/15/34		485	472,018
	BAT Capital Corp.
	7.750%, 10/19/32		118	130,869

	Face Amount^		Value†
	(000)
UNITED KINGDOM — (Continued)
6.000%, 02/20/34		285	$283,238
4.390%, 08/15/37		731	600,047
3.734%, 09/25/40		248	179,505
7.079%, 08/02/43		33	34,188
BAT International Finance PLC
2.250%, 06/26/28, MTN	GBP	300	328,955
British Telecommunications PLC
4.250%, 01/06/33, MTN	EUR	750	821,620
Centrica PLC
4.375%, 03/13/29, MTN	GBP	300	360,482
CK Hutchison Group Telecom Finance SA
1.500%, 10/17/31	EUR	400	359,533
HSBC Holdings PLC
6.100%, 01/14/42		1,000	1,036,753
Lloyds Bank Corporate Markets PLC
1.750%, 07/11/24, MTN	GBP	211	262,325
4.125%, 05/30/27, MTN	EUR	119	128,517
Lloyds Bank PLC
1.250%, 01/13/25, MTN	EUR	400	420,082
Lseg Netherlands BV
3.880%, 04/06/25, MTN	EUR	550	567,503
National Gas Transmission PLC
4.250%, 04/05/30, MTN	EUR	250	270,460
National Grid Electricity Distribution West Midlands PLC
5.750%, 04/16/32, MTN	GBP	100	126,327
National Grid North America, Inc.
4.668%, 09/12/33, MTN	EUR	250	277,038
NatWest Markets PLC
5.899%, 08/23/28, MTN	AUD	1,500	985,622
SSE PLC
6.250%, 08/27/38, MTN	GBP	750	993,561

TOTAL UNITED KINGDOM			9,629,186

UNITED STATES — (54.5%)
3M Co.
2.000%, 02/14/25		550	533,905
2.650%, 04/15/25		77	74,804
AbbVie, Inc.
3.850%, 06/15/24		150	149,616
Aetna, Inc.
6.750%, 12/15/37		23	24,523
4.500%, 05/15/42		50	41,153
4.125%, 11/15/42		100	77,213
Affiliated Managers Group, Inc.
3.500%, 08/01/25		400	388,788
AGCO Corp.
5.800%, 03/21/34		900	880,602

DIMENSIONAL GLOBAL CREDIT ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Alabama Power Co.
6.000%, 03/01/39	50	$50,506
Albemarle Corp.
# 5.050%, 06/01/32	1,000	937,692
Allegion PLC
3.500%, 10/01/29	80	72,271
Allegion US Holding Co., Inc.
3.200%, 10/01/24	250	247,123
Allstate Corp. (The)
5.550%, 05/09/35	150	149,224
4.500%, 06/15/43	202	169,541
Altria Group, Inc.
3.125%, 06/15/31	200	196,174
6.875%, 11/01/33	220	232,381
5.800%, 02/14/39	155	151,367
3.400%, 02/04/41	395	276,611
4.250%, 08/09/42	401	312,762
4.500%, 05/02/43	205	164,730
American Express Co.
3.375%, 05/03/24	100	99,993
2.500%, 07/30/24	155	153,777
3.000%, 10/30/24	50	49,355
8.150%, 03/19/38	130	157,690
American Tower Corp.
1.875%, 10/15/30	90	71,341
4.625%, 05/16/31	200	219,578
Ameriprise Financial, Inc.
3.700%, 10/15/24	125	123,952
Amphenol Corp.
2.050%, 03/01/25	550	533,749
Aon Global, Ltd.
3.500%, 06/14/24	250	249,375
Apple, Inc.
2.850%, 05/11/24	100	99,900
2.375%, 02/08/41	100	67,177
3.850%, 05/04/43	1,900	1,556,933
Arrow Electronics, Inc.
3.250%, 09/08/24	70	69,349
2.950%, 02/15/32	400	326,176
5.875%, 04/10/34	100	96,389
Assured Guaranty US Holdings, Inc.
3.150%, 06/15/31	1,000	849,852
AT&T, Inc.
4.500%, 05/15/35	80	71,826
4.850%, 03/01/39	10	8,909
5.350%, 09/01/40	372	347,443
3.500%, 06/01/41	150	111,225
Athene Holding, Ltd.
6.650%, 02/01/33	100	103,328
5.875%, 01/15/34	600	584,544
Atmos Energy Corp.
5.900%, 11/15/33	490	502,845

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Autodesk, Inc.
	2.850%, 01/15/30	1,000	$871,365
	AutoNation, Inc.
	2.400%, 08/01/31	40	31,364
	AvalonBay Communities, Inc.
	3.500%, 11/15/24	100	98,851
	5.300%, 12/07/33	600	585,273
	Avnet, Inc.
	3.000%, 05/15/31	200	161,869
	5.500%, 06/01/32	500	469,768
	Bank of America Corp.
	5.000%, 01/21/44, MTN	82	75,414
	Bank of New York Mellon Corp. (The)
	3.400%, 05/15/24	100	99,910
	5.555%, 10/25/24	100	99,997
	1.800%, 07/28/31, MTN	1,000	786,296
	Baxter International, Inc.
	1.322%, 11/29/24	100	97,441
	3.950%, 04/01/30	80	73,042
	Berkshire Hathaway Energy Co.
	6.125%, 04/01/36	700	716,296
	5.950%, 05/15/37	117	116,762
	5.150%, 11/15/43	100	92,633
	Black Hills Corp.
	6.150%, 05/15/34	757	755,377
	Boardwalk Pipelines, LP
	5.625%, 08/01/34	500	482,624
	Boeing Co. (The)
	3.550%, 03/01/38	148	106,285
	3.500%, 03/01/39	400	280,993
	5.875%, 02/15/40	150	137,963
	Booking Holdings, Inc.
	3.750%, 03/01/36	1,500	1,568,758
	Boston Properties, LP
	3.400%, 06/21/29	2	1,751
	2.900%, 03/15/30	50	41,771
	3.250%, 01/30/31	50	41,571
	2.550%, 04/01/32	300	229,505
	2.450%, 10/01/33	150	108,662
	6.500%, 01/15/34	500	499,794
	BP Capital Markets BV
	4.323%, 05/12/35, MTN	800	883,029
	Bristol-Myers Squibb Co.
	6.125%, 05/01/38	100	102,174
	5.250%, 08/15/43	100	90,863
	Brixmor Operating Partnership, LP
	3.850%, 02/01/25	500	491,992
	4.125%, 05/15/29	50	46,145
	5.500%, 02/15/34	450	429,507
	Broadcom, Inc.
Ω	3.469%, 04/15/34	90	74,568

DIMENSIONAL GLOBAL CREDIT ETF

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
Ω	3.500%, 02/15/41	182	$135,226
	Brown & Brown, Inc.
	4.200%, 09/15/24	122	121,180
	2.375%, 03/15/31	90	72,554
	Brunswick Corp.
	2.400%, 08/18/31	150	116,609
	4.400%, 09/15/32	150	131,865
	Camden Property Trust
	3.500%, 09/15/24	100	99,027
	Capital One Financial Corp.
	3.300%, 10/30/24	70	69,157
	3.800%, 01/31/28	374	350,421
	Carlisle Cos., Inc.
	3.500%, 12/01/24	150	147,894
	Carrier Global Corp.
	3.377%, 04/05/40	400	299,945
	Caterpillar Financial Services Corp.
	3.300%, 06/09/24, MTN	127	126,634
	Caterpillar, Inc.
	3.400%, 05/15/24	100	99,898
	CBRE Services, Inc.
	5.950%, 08/15/34	475	472,289
	CF Industries, Inc.
	4.950%, 06/01/43	345	295,460
	Charles Schwab Corp. (The)
	1.950%, 12/01/31	96	75,229
	Chubb INA Holdings LLC
	3.350%, 05/15/24	100	99,917
	Cigna Group (The)
	3.250%, 04/15/25	400	390,933
	4.800%, 08/15/38	104	93,100
	6.125%, 11/15/41	450	459,471
	5.375%, 02/15/42	50	45,016
	Citigroup, Inc.
	3.750%, 06/16/24	100	99,739
	8.125%, 07/15/39	700	854,387
	5.875%, 01/30/42	50	50,490
	Citizens Financial Group, Inc.
	2.500%, 02/06/30	100	82,574
	CNA Financial Corp.
	3.950%, 05/15/24	640	639,622
	5.500%, 06/15/33	95	93,040
	5.125%, 02/15/34	450	424,573
	CNO Financial Group, Inc.
	5.250%, 05/30/25	23	22,807
	5.250%, 05/30/29	400	384,540
	Columbia Pipelines Holding Co. LLC
Ω	5.681%, 01/15/34	345	331,789
	Comcast Corp.
	5.650%, 06/15/35	400	400,177
	3.750%, 04/01/40	100	79,247

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Conagra Brands, Inc.
	5.300%, 11/01/38	380	$348,060
Consolidated Edison Co. of New York, Inc.
	6.300%, 08/15/37	250	260,809
Constellation Energy Generation LLC
	6.250%, 10/01/39	500	502,975
Continental Resources, Inc.
	3.800%, 06/01/24	505	503,530
Ω	2.875%, 04/01/32	161	128,676
Corebridge Financial, Inc.
	3.850%, 04/05/29	300	275,391
Ω	6.050%, 09/15/33	72	71,993
	4.350%, 04/05/42	100	80,174
Cox Communications, Inc.
Ω	3.850%, 02/01/25	100	98,493
Ω	4.800%, 02/01/35	155	138,738
Ω	8.375%, 03/01/39	445	511,309
Ω	4.700%, 12/15/42	50	40,128
Crown Castle, Inc.
	3.300%, 07/01/30	83	72,038
CSL Finance PLC
Ω	4.625%, 04/27/42	600	521,825
CSX Corp.
	3.400%, 08/01/24	150	149,180
	6.220%, 04/30/40	450	473,500
	4.750%, 05/30/42	484	430,306
CVS Health Corp.
	4.780%, 03/25/38	47	41,383
	6.125%, 09/15/39	375	371,590
	4.125%, 04/01/40	916	731,620
	5.300%, 12/05/43	183	164,706
DCP Midstream Operating, LP
Ω	6.450%, 11/03/36	100	102,291
Ω	6.750%, 09/15/37	688	720,659
Dell International LLC/EMC Corp.
	3.375%, 12/15/41	50	35,651
Dell, Inc.
	6.500%, 04/15/38	229	238,718
Devon Energy Corp.
	5.600%, 07/15/41	803	742,640
	4.750%, 05/15/42	595	494,902
Dick’s Sporting Goods, Inc.
	3.150%, 01/15/32	620	511,485
Discover Financial Services
	3.950%, 11/06/24	177	175,212
	6.700%, 11/29/32	100	102,464
Discovery Communications LLC
	6.350%, 06/01/40	50	47,369
	4.875%, 04/01/43	97	74,941

DIMENSIONAL GLOBAL CREDIT ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Dollar General Corp.
#	5.450%, 07/05/33	422	$412,758
	Dominion Energy, Inc.
	7.000%, 06/15/38	245	259,829
	4.050%, 09/15/42	100	76,873
	Dow Chemical Co. (The)
	4.250%, 10/01/34	80	71,731
	5.250%, 11/15/41	100	90,682
	4.375%, 11/15/42	50	40,582
	Duke Energy Carolinas LLC
	6.100%, 06/01/37	1,000	1,013,514
	Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	220	179,829
Ω	2.775%, 01/07/32	50	39,672
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	312	306,856
	3.600%, 12/15/24	70	68,937
	Eastman Chemical Co.
	5.750%, 03/08/33	421	416,058
	5.625%, 02/20/34	100	97,330
	4.800%, 09/01/42	50	42,199
	eBay, Inc.
	4.000%, 07/15/42	132	102,968
	Edison International
	6.950%, 11/15/29	383	402,175
	Elevance Health, Inc.
	3.500%, 08/15/24	200	198,692
	3.350%, 12/01/24	300	296,034
	2.375%, 01/15/25	50	48,846
	5.850%, 01/15/36	23	23,191
	6.375%, 06/15/37	568	592,091
	Energy Transfer, LP
	6.550%, 12/01/33	150	156,290
	4.900%, 03/15/35	150	137,306
	5.800%, 06/15/38	127	121,663
	7.500%, 07/01/38	250	275,653
	6.050%, 06/01/41	221	212,565
	6.500%, 02/01/42	361	366,530
	6.100%, 02/15/42	37	35,692
	5.150%, 02/01/43	138	117,949
	5.950%, 10/01/43	100	94,330
	Enterprise Products Operating LLC
	7.550%, 04/15/38	69	79,832
	6.125%, 10/15/39	50	51,187
	5.950%, 02/01/41	50	50,611
	4.850%, 03/15/44	100	88,313
	Equifax, Inc.
	3.100%, 05/15/30	83	72,301
	Equinix, Inc.
	2.625%, 11/18/24	100	98,220
	2.150%, 07/15/30	490	399,349

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	100	$98,964
Ω	4.900%, 05/01/33	1,000	949,096
Ω	5.625%, 03/15/42	50	48,731
Evergy, Inc.
	2.450%, 09/15/24	50	49,339
Exelon Corp.
	4.950%, 06/15/35	100	91,053
	5.625%, 06/15/35	74	72,394
Experian Finance PLC
	2.125%, 09/27/24, MTN	500	618,129
Extra Space Storage, LP
	2.550%, 06/01/31	100	81,051
	5.400%, 02/01/34	100	95,766
Exxon Mobil Corp.
	1.408%, 06/26/39	150	113,122
Fifth Third Bancorp
	2.550%, 05/05/27	70	63,956
First American Financial Corp.
	4.600%, 11/15/24	900	892,807
Fiserv, Inc.
	4.500%, 05/24/31	250	275,740
Flex, Ltd.
	4.875%, 06/15/29	50	47,955
FMC Corp.
	5.650%, 05/18/33	350	335,521
Fortune Brands Innovations, Inc.
	5.875%, 06/01/33	414	411,958
Fox Corp.
	6.500%, 10/13/33	554	568,835
	5.476%, 01/25/39	1,000	915,886
Franklin Resources, Inc.
	2.850%, 03/30/25	400	390,239
GATX Corp.
	6.050%, 03/15/34	794	793,925
	6.900%, 05/01/34	366	387,837
General Motors Co.
	5.000%, 04/01/35	200	183,159
	6.600%, 04/01/36	617	634,875
	5.150%, 04/01/38	111	99,998
	6.250%, 10/02/43	306	298,299
General Motors Financial Co., Inc.
	6.400%, 01/09/33	89	90,700
	6.100%, 01/07/34	157	155,973
Georgia-Pacific LLC
Ω	0.625%, 05/15/24	150	149,719
Gilead Sciences, Inc.
	2.600%, 10/01/40	333	222,851
	5.650%, 12/01/41	100	98,047
GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38	1,000	1,081,086

DIMENSIONAL GLOBAL CREDIT ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Global Payments, Inc.
1.500%, 11/15/24	100	$97,746
2.650%, 02/15/25	160	156,053
5.400%, 08/15/32	366	353,252
Goldman Sachs Group, Inc. (The)
3.850%, 07/08/24, MTN	313	311,885
3.500%, 01/23/25	300	295,312
3.375%, 03/27/25	100	106,467
2.000%, 11/01/28, MTN	65	64,921
1.250%, 02/07/29, MTN	125	119,630
6.250%, 02/01/41	472	492,924
Halliburton Co.
7.450%, 09/15/39	180	208,221
4.500%, 11/15/41	100	84,777
4.750%, 08/01/43	650	564,433
Hasbro, Inc.
6.350%, 03/15/40	1,345	1,339,309
HCA, Inc.
5.500%, 06/01/33	75	72,861
7.500%, 11/06/33	250	272,488
5.600%, 04/01/34	100	97,576
4.375%, 03/15/42	300	239,696
Healthcare Realty Holdings, LP
3.100%, 02/15/30	400	340,814
Hess Corp.
6.000%, 01/15/40	70	70,276
Honeywell International, Inc.
4.125%, 11/02/34	400	437,158
Host Hotels & Resorts, LP
3.375%, 12/15/29	233	203,379
2.900%, 12/15/31	50	40,678
Howmet Aerospace, Inc.
5.950%, 02/01/37	1,000	999,646
HP, Inc.
2.650%, 06/17/31	90	74,159
6.000%, 09/15/41	748	742,189
Huntington Bancshares, Inc.
2.625%, 08/06/24	100	99,149
Huntsman International LLC
4.500%, 05/01/29	400	373,224
2.950%, 06/15/31	50	40,491
IBM International Capital Pte, Ltd.
5.250%, 02/05/44	1,150	1,062,740
Intel Corp.
4.800%, 10/01/41	450	399,855
Intercontinental Exchange, Inc.
2.650%, 09/15/40	1,000	681,706
International Business Machines Corp.
3.750%, 02/06/35	400	428,018

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40	1,950	$1,326,544
	Interpublic Group of Cos., Inc. (The)
	3.375%, 03/01/41	747	530,643
	Interstate Power and Light Co.
	3.250%, 12/01/24	550	542,579
	5.700%, 10/15/33	460	457,609
	6.250%, 07/15/39	100	100,913
	Invitation Homes Operating Partnership, LP
	5.450%, 08/15/30	132	129,184
	5.500%, 08/15/33	430	415,663
	J.M. Smucker Co. (The)
	4.250%, 03/15/35	480	421,878
	Jackson Financial, Inc.
	3.125%, 11/23/31	150	122,885
	5.670%, 06/08/32	400	393,616
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33	424	416,905
	Jefferies Financial Group, Inc.
	6.450%, 06/08/27	70	71,245
	2.625%, 10/15/31	550	437,086
	6.250%, 01/15/36	300	298,855
	6.625%, 10/23/43	50	50,133
	John Deere Financial, Inc.
	1.090%, 07/17/24	1,300	938,354
	Johnson & Johnson
	4.500%, 09/01/40	100	91,588
	JPMorgan Chase & Co.
	3.625%, 05/13/24	20	19,987
	Juniper Networks, Inc.
	2.000%, 12/10/30	90	70,858
	Kimco Realty OP LLC
	6.400%, 03/01/34	401	414,913
	Kinder Morgan Energy Partners, LP
	5.800%, 03/15/35	534	524,625
	6.950%, 01/15/38, MTN	265	282,491
	6.500%, 09/01/39	41	41,325
	6.550%, 09/15/40	200	202,419
	7.500%, 11/15/40	166	182,144
	6.375%, 03/01/41	34	33,702
	5.625%, 09/01/41	18	16,616
	5.000%, 08/15/42	235	200,989
	4.700%, 11/01/42	20	16,447
	5.000%, 03/01/43	40	34,156
	Kraft Heinz Foods Co.
	5.000%, 07/15/35	77	73,428
	6.875%, 01/26/39	424	461,857
	Kroger Co. (The)
	5.150%, 08/01/43	550	492,877

DIMENSIONAL GLOBAL CREDIT ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Kyndryl Holdings, Inc.
	6.350%, 02/20/34	100	$99,462
	4.100%, 10/15/41	100	73,289
	Lazard Group LLC
	3.625%, 03/01/27	70	66,267
	6.000%, 03/15/31	450	449,561
	Lear Corp.
	3.500%, 05/30/30	145	127,912
	Legg Mason, Inc.
	5.625%, 01/15/44	31	29,863
	Liberty Mutual Group, Inc.
	4.625%, 12/02/30	280	306,708
	Lincoln National Corp.
	3.400%, 03/01/32	150	125,381
	5.852%, 03/15/34	200	192,150
	7.000%, 06/15/40	400	423,468
	LYB International Finance III LLC
	3.375%, 10/01/40	750	537,980
	Marathon Petroleum Corp.
	6.500%, 03/01/41	300	311,149
	Markel Group, Inc.
	5.000%, 03/30/43	50	43,471
	Marriott International, Inc.
	5.300%, 05/15/34	100	95,909
	Mars, Inc.
Ω	3.875%, 04/01/39	76	62,498
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24	200	199,571
	McDonald’s Corp.
	4.125%, 11/28/35, MTN	600	650,855
	Medtronic Global Holdings SCA
	2.250%, 03/07/39	400	354,818
	MetLife, Inc.
	4.125%, 08/13/42	50	40,379
	4.875%, 11/13/43	100	88,805
	Micron Technology, Inc.
	5.875%, 09/15/33	74	74,328
	3.366%, 11/01/41	345	244,847
	Mississippi Power Co.
	4.250%, 03/15/42	128	102,931
	Morgan Stanley
	3.700%, 10/23/24	100	99,161
	6.375%, 07/24/42	450	485,324
	Mosaic Co. (The)
	5.625%, 11/15/43	350	322,201
	Motorola Solutions, Inc.
	5.600%, 06/01/32	413	410,769
	MPLX, LP
	4.500%, 04/15/38	1,250	1,068,253
	Mylan, Inc.
	5.400%, 11/29/43	100	84,335

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
National Fuel Gas Co.
2.950%, 03/01/31	490	$402,829
National Rural Utilities Cooperative Finance Corp.
1.000%, 10/18/24, MTN	200	195,240
5.000%, 02/07/31	200	194,181
Nestle Finance International, Ltd.
3.650%, 11/12/24, MTN	100	104,875
Newmont Corp.
5.875%, 04/01/35	245	247,764
6.250%, 10/01/39	150	155,519
4.875%, 03/15/42	243	217,765
NextEra Energy Capital Holdings, Inc.
5.250%, 03/15/34	700	671,625
NiSource, Inc.
5.950%, 06/15/41	200	196,289
NNN REIT, Inc.
5.600%, 10/15/33	423	415,000
Northern Trust Corp.
3.150%, 05/03/29	400	365,369
NOV, Inc.
3.950%, 12/01/42	200	146,884
Nucor Corp.
6.400%, 12/01/37	89	94,286
Oklahoma Gas And Electric Co.
5.400%, 01/15/33	1,000	986,990
Omnicom Group, Inc./ Omnicom Capital, Inc.
3.650%, 11/01/24	100	98,933
ONEOK Partners, LP
6.650%, 10/01/36	100	103,458
6.125%, 02/01/41	50	48,983
ONEOK, Inc.
6.100%, 11/15/32	400	406,344
6.000%, 06/15/35	458	453,479
Oracle Corp.
6.500%, 04/15/38	102	106,266
3.600%, 04/01/40	250	187,324
5.375%, 07/15/40	1,093	1,009,011
3.650%, 03/25/41	154	114,756
Ovintiv, Inc.
6.250%, 07/15/33	634	639,042
6.500%, 08/15/34	550	565,311
6.625%, 08/15/37	100	100,841
6.500%, 02/01/38	100	100,280
Parker-Hannifin Corp.
3.650%, 06/15/24	100	99,685
PayPal Holdings, Inc.
2.400%, 10/01/24	100	98,664
2.850%, 10/01/29	400	355,111

DIMENSIONAL GLOBAL CREDIT ETF

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Penske Truck Leasing Co., LP/ PTL Finance Corp.
Ω	3.450%, 07/01/24	100	$99,600
Ω	6.200%, 06/15/30	401	408,821
	Pfizer, Inc.
	7.200%, 03/15/39	700	806,679
	5.600%, 09/15/40	50	49,692
	Philip Morris International, Inc.
	0.625%, 11/08/24	500	525,617
	6.375%, 05/16/38	95	99,907
	4.375%, 11/15/41	550	453,529
	4.500%, 03/20/42	145	121,025
	3.875%, 08/21/42	50	38,241
	4.125%, 03/04/43	614	484,115
	4.875%, 11/15/43	93	80,806
	Plains All American Pipeline, LP/PAA Finance Corp.
	6.650%, 01/15/37	620	640,060
	5.150%, 06/01/42	500	431,203
	4.300%, 01/31/43	50	38,647
	PNC Financial Services Group, Inc. (The)
	2.200%, 11/01/24	205	201,535
	3.450%, 04/23/29	400	364,561
	2.550%, 01/22/30	116	99,066
	PPG Industries, Inc.
	2.400%, 08/15/24	50	49,487
	5.500%, 11/15/40	50	46,236
	Progress Energy, Inc.
	6.000%, 12/01/39	173	170,435
	Prologis Euro Finance LLC
	4.625%, 05/23/33	600	665,753
	Prudential Financial, Inc.
	5.700%, 12/14/36, MTN	400	404,325
	Public Service Enterprise Group, Inc.
	2.875%, 06/15/24	331	329,787
	Public Storage Operating Co.
	3.385%, 05/01/29	400	366,126
	PulteGroup, Inc.
	6.375%, 05/15/33	393	405,502
	QUALCOMM, Inc.
	2.900%, 05/20/24	100	99,862
	Quanta Services, Inc.
	3.050%, 10/01/41	850	575,726
	Realty Income Corp.
	4.850%, 03/15/30	29	27,969
	2.850%, 12/15/32	120	96,813
	Reinsurance Group of America, Inc.
	6.000%, 09/15/33	551	553,303
	Ross Stores, Inc.
	3.375%, 09/15/24	100	98,991

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Royalty Pharma PLC
	3.300%, 09/02/40	800	$563,780
	RTX Corp.
	4.450%, 11/16/38	473	408,581
	Ryder System, Inc.
	6.600%, 12/01/33	220	230,928
	Sempra
	6.000%, 10/15/39	300	293,618
	Sempra Global
Ω	3.250%, 01/15/32	166	133,715
	Shell International Finance BV
	5.500%, 03/25/40	1,000	995,928
	Sherwin-Williams Co. (The)
	4.050%, 08/08/24	145	144,328
	Simon Property Group, LP
	2.000%, 09/13/24	50	49,340
	3.375%, 10/01/24	100	99,020
	2.250%, 01/15/32	525	416,404
	6.250%, 01/15/34	50	51,690
	6.750%, 02/01/40	226	241,743
	Southern Power Co.
	5.150%, 09/15/41	50	44,776
	Southwest Gas Corp.
	4.050%, 03/15/32	108	96,167
	Southwestern Electric Power Co.
	5.300%, 04/01/33	600	571,707
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30	50	41,499
	3.000%, 05/15/32	116	95,695
	5.200%, 09/01/40	50	45,654
	Stellantis NV
	4.250%, 06/16/31, MTN	360	393,762
	Sun Communities Operating, LP
	2.700%, 07/15/31	50	40,319
	4.200%, 04/15/32	433	379,147
	5.700%, 01/15/33	22	21,272
	Tanger Properties, LP
	3.875%, 07/15/27	145	134,715
	2.750%, 09/01/31	100	79,802
	Targa Resources Corp.
	6.125%, 03/15/33	409	414,091
	Toll Brothers Finance Corp.
	3.800%, 11/01/29	400	364,407
	Trimble, Inc.
	4.750%, 12/01/24	480	476,445
	Truist Bank
	2.150%, 12/06/24	450	440,787
	Truist Financial Corp.
	2.500%, 08/01/24, MTN	150	148,753
	2.850%, 10/26/24, MTN	294	289,815
	TTX Co.
Ω	5.750%, 11/22/33	500	512,767

DIMENSIONAL GLOBAL CREDIT ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	2,120	$1,526,906
Tyson Foods, Inc.
5.700%, 03/15/34	100	98,097
UnitedHealth Group, Inc.
5.950%, 02/15/41	100	102,597
3.050%, 05/15/41	1,500	1,085,369
US Bancorp
0.850%, 06/07/24, MTN	400	426,205
Valero Energy Corp.
6.625%, 06/15/37	640	675,757
Ventas Realty, LP
3.750%, 05/01/24	50	50,000
2.650%, 01/15/25	100	97,706
3.500%, 02/01/25	20	19,638
4.750%, 11/15/30	77	72,528
5.700%, 09/30/43	100	91,848
Verizon Communications, Inc.
3.500%, 11/01/24	100	98,929
4.272%, 01/15/36	245	216,879
4.812%, 03/15/39	550	498,060
2.650%, 11/20/40	250	167,041
2.850%, 09/03/41	100	68,185
Viatris, Inc.
2.300%, 06/22/27	103	92,613
2.700%, 06/22/30	500	413,484
3.850%, 06/22/40	300	211,891
Virginia Electric and Power Co.
6.000%, 01/15/36	150	152,382
6.000%, 05/15/37	95	95,536
6.350%, 11/30/37	281	291,925
8.875%, 11/15/38	320	409,027
4.000%, 01/15/43	50	39,307
4.450%, 02/15/44	100	83,015
Voya Financial, Inc.
5.700%, 07/15/43	118	110,782
W. P. Carey, Inc.
3.850%, 07/15/29	400	368,883
Walt Disney Co. (The)
3.700%, 09/15/24	145	143,938
Warnermedia Holdings, Inc.
4.279%, 03/15/32	350	301,485
5.050%, 03/15/42	350	280,179

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Wells Fargo & Co.
3.300%, 09/09/24, MTN	5	$4,958
1.000%, 02/02/27, MTN	100	98,956
0.625%, 03/25/30, MTN	100	88,522
Welltower OP LLC
6.500%, 03/15/41	100	104,459
Western Union Co. (The)
2.750%, 03/15/31	150	122,185
6.200%, 11/17/36	150	149,237
6.200%, 06/21/40	231	223,738
Whirlpool Corp.
5.750%, 03/01/34	1,100	1,062,229
Williams Cos, Inc. (The)
5.800%, 11/15/43	100	95,697
Williams Cos., Inc. (The)
4.550%, 06/24/24	100	99,799
6.300%, 04/15/40	1,071	1,084,063

TOTAL UNITED STATES		121,335,925

TOTAL BONDS		205,482,543

U.S. TREASURY OBLIGATIONS — (4.1%)
U.S. Treasury Bonds
2.000%, 11/15/41	85	56,153
3.875%, 05/15/43	280	244,180
U.S. Treasury Notes
2.500%, 05/31/24	168	167,593
# 3.000%, 06/30/24	7,339	7,309,042
3.000%, 07/31/24	270	268,376
2.375%, 08/15/24	1,000	991,260
TOTAL U.S. TREASURY OBLIGATIONS		9,036,604

TOTAL INVESTMENT SECURITIES — (96.9%) (Cost $216,714,517)		214,519,147

	Shares	Value
SECURITIES LENDING COLLATERAL — (3.1%)
@§ The DFA Short Term Investment Fund	592,666	6,855,960

TOTAL INVESTMENTS — (100.0%) (Cost $223,570,477)		$221,375,107

DIMENSIONAL GLOBAL CREDIT ETF

CONTINUED

Forward Currency Contracts

As of April 30, 2024, Dimensional Global Credit ETF had entered into the following forward currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,691,922	CAD	2,295,075	Citigroup	05/01/24	$21,379
USD	1,033,979	CAD	1,403,285	Citigroup	05/01/24	12,554
USD	2,075,316	CAD	2,816,849	State Street Bank and Trust	05/01/24	24,984
USD	1,816,336	JPY	279,630,136	Citigroup	05/20/24	34,238
USD	809,801	AUD	1,244,645	Citigroup	05/24/24	1,016
USD	10,974,889	AUD	16,864,340	Citigroup	05/24/24	16,242
USD	1,486,256	EUR	1,367,395	State Street Bank and Trust	06/27/24	20,674
USD	15,074,625	EUR	13,929,822	State Street Bank and Trust	06/27/24	144,566
USD	17,988,723	EUR	16,511,176	State Street Bank and Trust	07/03/24	287,023
USD	12,433,448	CAD	16,976,743	State Street Bank and Trust	07/24/24	58,583
USD	4,813,408	CAD	6,560,690	State Street Bank and Trust	07/26/24	30,948
USD	1,731,781	EUR	1,609,325	State Street Bank and Trust	07/29/24	4,137

Total Appreciation						$656,344

AUD	291,214	USD	191,290	Citigroup	05/24/24	$(2,056)
EUR	430,321	USD	461,523	Citigroup	06/27/24	(302)
USD	1,162,271	EUR	1,089,073	State Street Bank and Trust	06/27/24	(5,003)
EUR	203,417	USD	221,585	Citigroup	07/03/24	(3,501)
USD	4,777,611	GBP	3,818,211	State Street Bank and Trust	07/24/24	(5,632)
USD	201,073	EUR	187,647	State Street Bank and Trust	07/29/24	(370)

Total (Depreciation)						$(16,864)

Total Appreciation (Depreciation)						$639,480

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	$—	$12,306,614	$—	$12,306,614
Austria	—	99,144	—	99,144
Belgium	—	1,582,443	—	1,582,443
Canada	—	24,791,056	—	24,791,056
Finland	—	371,927	—	371,927
France	—	6,115,535	—	6,115,535
Germany	—	6,509,120	—	6,509,120
Hong Kong	—	351,181	—	351,181
Italy	—	2,774,489	—	2,774,489
Japan	—	8,827,232	—	8,827,232
Luxembourg	—	1,648,297	—	1,648,297
Netherlands	—	3,303,621	—	3,303,621
Norway	—	201,327	—	201,327
Singapore	—	323,568	—	323,568
Spain	—	4,500,311	—	4,500,311
Supranational	—	186,824	—	186,824
Sweden	—	624,743	—	624,743
United Kingdom	—	9,629,186	—	9,629,186
United States	—	121,335,925	—	121,335,925
U.S. Treasury Obligations
United States	—	9,036,604	—	9,036,604

DIMENSIONAL GLOBAL CREDIT ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Securities Lending Collateral	—	6,855,960	—	6,855,960

Total Investments	$—	$221,375,107	$—	$221,375,107

Financial instruments
Assets
Forward Currency Contracts**	—	656,344	—	656,344
Liabilities
Forward Currency Contracts**	—	(16,864)	—	(16,864)

Total Other Financial Instruments	$—	$639,480	$—	$639,480

***	Valued at the unrealized appreciation (depreciation) on the investment.

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (70.1%)
AUSTRALIA — (6.8%)
APA Infrastructure, Ltd.
Ω	4.200%, 03/23/25	1,405	$1,382,501
Australia & New Zealand Banking Group, Ltd.
Ω	6.103%, 07/03/25	440	441,769
Ω	5.994%, 10/03/25	3,525	3,537,720
Ω	5.914%, 03/18/26	1,500	1,502,445
Commonwealth Bank of Australia
Ω	5.983%, 01/10/25	310	310,923
Ω	6.094%, 03/14/25	424	425,785
	6.094%, 03/14/25	908	911,822
Ω	5.753%, 07/07/25	3,751	3,754,179
Ω	5.984%, 09/12/25	4,488	4,502,927
Ω	6.104%, 03/13/26	900	904,644
Macquarie Bank, Ltd.
Ω	6.663%, 03/21/25	1,880	1,896,708
Macquarie Group, Ltd.
Ω	6.207%, 11/22/24	2,588	2,593,135
National Australia Bank, Ltd.
Ω	1.388%, 01/12/25	450	437,132
Ω	5.734%, 01/12/25	1,176	1,176,949
	6.109%, 05/13/25	500	501,760
Ω	6.109%, 05/13/25	474	475,669
	6.214%, 06/09/25	290	291,570
Ω	6.213%, 06/09/25	1,665	1,674,012
Ω	6.003%, 12/10/25	633	635,515
Westpac Banking Corp.
	5.650%, 11/18/24	275	275,057
	1.019%, 11/18/24	2,400	2,341,620
	6.069%, 11/17/25	375	376,385

TOTAL AUSTRALIA			30,350,227

AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24	79	77,545

TOTAL AUSTRIA			77,545

CANADA — (6.8%)
Bank of Montreal
	0.625%, 07/09/24, MTN	100	99,049
	4.250%, 09/14/24, MTN	150	149,132
	5.200%, 12/12/24	300	299,163
	5.818%, 01/10/25	249	249,291
	6.413%, 06/07/25	1,750	1,761,304
	6.305%, 09/25/25	470	473,008
Bank of Nova Scotia (The)
	5.737%, 07/31/24	478	478,200
	5.813%, 01/10/25	100	100,107
#	6.253%, 04/11/25	460	462,275

		Face Amount^	Value†
		(000)
CANADA — (Continued)
	3.450%, 04/11/25	50	$48,978
	6.444%, 06/12/25	999	1,007,383
	5.903%, 03/02/26	240	239,908
Brookfield Corp.
	4.000%, 01/15/25	92	90,901
Canadian Imperial Bank of Commerce
	5.774%, 10/18/24	915	915,646
	2.250%, 01/28/25	3,040	2,965,680
	6.293%, 04/07/25	686	689,795
Canadian National Railway Co.
	2.950%, 11/21/24	150	147,781
Canadian Natural Resources, Ltd.
	3.900%, 02/01/25	93	91,725
CDP Financial, Inc.
	5.749%, 05/19/25	800	801,177
Emera US Finance, LP
	0.833%, 06/15/24	1,300	1,290,807
Enbridge, Inc.
	3.500%, 06/10/24	1,500	1,496,347
	2.500%, 01/15/25	94	91,793
ITC Holdings Corp.
	3.650%, 06/15/24	2,178	2,171,357
Magna International, Inc.
	3.625%, 06/15/24	1,470	1,465,855
National Bank of Canada
	0.750%, 08/06/24	500	493,609
Nutrien, Ltd.
	3.000%, 04/01/25	2,000	1,950,080
Province of Manitoba Canada
	3.050%, 05/14/24	225	224,816
Province of Ontario Canada
#	3.200%, 05/16/24	373	372,665
Royal Bank of Canada
	2.550%, 07/16/24	127	126,192
	3.970%, 07/26/24	125	124,521
	5.715%, 07/29/24	774	774,268
	5.688%, 10/07/24	500	500,194
	5.788%, 01/21/25	385	385,386
	6.194%, 04/14/25	538	540,490
Spectra Energy Partners, LP
	3.500%, 03/15/25	1,849	1,812,831
	TC PipeLines, LP
	4.375%, 03/13/25	50	49,299
Thomson Reuters Corp.
	3.850%, 09/29/24	1,096	1,084,544
Toronto-Dominion Bank (The)
	5.703%, 09/10/24	1,605	1,605,938
	1.250%, 12/13/24	100	97,403
	5.763%, 01/10/25	888	888,495

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
	6.373%, 06/06/25	1,190	$1,198,307
	5.833%, 10/10/25	750	751,387
TransCanada PipeLines, Ltd.
	1.000%, 10/12/24	2,405	2,354,136

TOTAL CANADA			32,921,223

FINLAND — (0.1%)
Nordea Bank Abp
Ω	6.313%, 06/06/25	249	250,726

TOTAL FINLAND			250,726

FRANCE — (1.0%)
BNP Paribas SA
Ω	3.375%, 01/09/25	297	292,100
BPCE SA
Ω	5.918%, 01/14/25	297	297,407
Ω	6.313%, 09/25/25	450	454,158
Caisse des Depots et Consignations
	0.875%, 11/18/24	200	195,043
Credit Agricole SA
#Ω	3.250%, 10/04/24	250	247,295
LeasePlan Corp. NV
Ω	2.875%, 10/24/24	977	964,224
Societe Generale SA
#Ω	2.625%, 10/16/24	536	527,308
Ω	2.625%, 01/22/25	1,400	1,365,783

TOTAL FRANCE			4,343,318

GERMANY — (3.0%)
Bayer US Finance II LLC
Ω	3.375%, 07/15/24	401	398,705
BMW US Capital LLC
Ω	5.729%, 08/12/24	523	523,163
Ω	6.195%, 04/01/25	140	140,683
Ω	5.969%, 08/11/25	1,650	1,655,091
Ω	5.905%, 04/02/26	2,257	2,263,266
Daimler Truck Finance North America LLC
Ω	1.625%, 12/13/24	400	389,916
Deutsche Bank AG
	3.700%, 05/30/24	623	621,929
	3.700%, 05/30/24	1,105	1,102,862
EMD Finance LLC
Ω	3.250%, 03/19/25	479	469,120
Landeskreditbank Baden-
Wuerttemberg Foerderbank
	6.356%, 04/01/25	800	804,962
Mercedes-Benz Finance North America LLC
Ω	5.500%, 11/27/24	1,333	1,331,134
Ω	6.285%, 03/30/25	1,460	1,468,101
Ω	5.926%, 08/01/25	500	501,037
Ω	6.023%, 01/09/26	500	501,887
NRW Bank
	1.875%, 07/31/24, MTN	465	460,755

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Volkswagen Group of America
Finance LLC
Ω	2.850%, 09/26/24	453	$447,528
Ω	6.284%, 09/12/25	500	502,768
Ω	6.183%, 03/20/26	450	450,769

TOTAL GERMANY			14,033,676

IRELAND — (0.7%)
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
	2.875%, 08/14/24	1,414	1,402,236
	1.650%, 10/29/24	1,941	1,900,405

TOTAL IRELAND			3,302,641

ITALY — (0.1%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	635	628,201

TOTAL ITALY			628,201

JAPAN — (5.8%)
American Honda Finance Corp.
	2.400%, 06/27/24	402	400,019
	0.750%, 08/09/24	43	42,444
	6.050%, 11/22/24	200	200,540
	6.023%, 01/10/25, MTN	74	74,180
	5.899%, 02/12/25	50	50,058
	6.135%, 04/23/25	688	690,806
	5.948%, 08/14/25	317	317,576
	6.144%, 10/03/25	450	452,091
	6.063%, 01/09/26	1,250	1,255,108
	6.274%, 01/12/26	566	570,211
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25	2,400	2,331,985
	3.777%, 03/02/25	251	247,190
Nomura Holdings, Inc.
	2.648%, 01/16/25	1,551	1,514,573
	1.851%, 07/16/25	1,400	1,332,026
NTT Finance Corp.
Ω	4.142%, 07/26/24	3,405	3,392,066
ORIX Corp.
	3.250%, 12/04/24	2,055	2,023,864
Sumitomo Mitsui Banking Corp.
#	3.400%, 07/11/24	925	920,904
Sumitomo Mitsui Financial Group, Inc.
	2.348%, 01/15/25	3,021	2,950,550
Sumitomo Mitsui Trust Bank, Ltd.
Ω	0.800%, 09/16/24	300	294,337
Ω	5.793%, 09/16/24	2,300	2,301,997
Suntory Holdings, Ltd.
Ω	2.250%, 10/16/24	1,550	1,523,912

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
	Toyota Motor Credit Corp.
	5.614%, 06/18/24, MTN	100	$100,013
	5.840%, 08/22/24, MTN	1,963	1,965,215
	5.644%, 09/13/24	598	597,988
	5.878%, 10/16/24	329	329,549
	5.913%, 01/10/25	220	220,369
	5.674%, 01/13/25	125	125,058
	5.920%, 06/09/25	163	163,564
	6.003%, 09/11/25	635	637,709
	6.003%, 01/05/26	400	401,361

	TOTAL JAPAN		27,427,263

	LUXEMBOURG — (0.6%)
	ArcelorMittal SA
	3.600%, 07/16/24	2,692	2,677,220

	TOTAL LUXEMBOURG		2,677,220

	NETHERLANDS — (1.1%)
	Cooperatieve Rabobank UA
	3.875%, 08/22/24	745	741,075
	5.733%, 01/10/25	805	805,537
	6.063%, 01/09/26	3,200	3,215,519

	TOTAL NETHERLANDS		4,762,131

	NORWAY — (0.1%)
	Equinor ASA
#	3.250%, 11/10/24	226	223,296

	TOTAL NORWAY		223,296

	PORTUGAL — (0.1%)
	EDP Finance BV
Ω	3.625%, 07/15/24	400	398,148

	TOTAL PORTUGAL		398,148

	SINGAPORE — (0.2%)
	United Overseas Bank, Ltd.
Ω	6.053%, 04/07/25	905	906,115

	TOTAL SINGAPORE		906,115

	SPAIN — (0.7%)
	Avangrid, Inc.
	3.150%, 12/01/24	600	590,398
	3.200%, 04/15/25	1,065	1,038,406
	Banco Santander SA
	3.892%, 05/24/24	200	199,772
	2.706%, 06/27/24	200	199,097
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	1,276	1,275,518
	3.450%, 06/02/25	688	667,867
	4.500%, 07/17/25	100	98,154

	TOTAL SPAIN		4,069,212

	SUPRANATIONAL — (1.1%)
	Asian Development Bank
	0.625%, 10/08/24	2,400	2,350,386
	European Bank for Reconstruction & Development
	5.628%, 10/15/24	1,105	1,105,309

		Face Amount^	Value†
		(000)
SUPRANATIONAL — (Continued)
Inter-American Investment Corp.
	1.750%, 10/02/24	1,295	$1,273,885
International Bank for Reconstruction & Development
	1.500%, 08/28/24	300	296,167

TOTAL SUPRANATIONAL			5,025,747

SWEDEN — (0.5%)
Kommuninvest I Sverige AB
Ω	4.625%, 08/07/24	297	296,225
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24	903	886,107
Svensk Exportkredit AB
	0.625%, 10/07/24	500	489,511
Svenska Handelsbanken AB
Ω	6.264%, 06/10/25	250	251,278

TOTAL SWEDEN			1,923,121

SWITZERLAND — (0.5%)
UBS AG
Ω	5.798%, 08/09/24	201	201,131
Ω	0.700%, 08/09/24	250	246,558
Ω	5.824%, 01/13/25	249	249,079
	6.283%, 09/11/25	1,475	1,484,959

TOTAL SWITZERLAND			2,181,727

UNITED KINGDOM — (1.2%)
Barclays PLC
	3.650%, 03/16/25	600	588,634
BAT Capital Corp.
	3.222%, 08/15/24	564	559,227
	2.789%, 09/06/24	390	385,689
HSBC USA, Inc.
	3.750%, 05/24/24	251	250,655
	3.500%, 06/23/24	1,000	996,439
NatWest Markets PLC
Ω	0.800%, 08/12/24	1,000	986,364
Ω	3.479%, 03/22/25	1,000	980,501
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24	500	497,785
Unilever Capital Corp.
	2.600%, 05/05/24	265	264,893

TOTAL UNITED KINGDOM			5,510,187

UNITED STATES — (39.7%)
3M Co.
	2.000%, 02/14/25	576	559,145
	2.650%, 04/15/25	4,122	4,004,423
AbbVie, Inc.
	3.850%, 06/15/24	825	822,888
	2.600%, 11/21/24	2,748	2,704,209
	3.800%, 03/15/25	100	98,490
AEP Texas, Inc.
Ω	3.850%, 10/01/25	200	193,976

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Allegion US Holding Co., Inc.
	3.200%, 10/01/24	2,391	$2,363,488
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/25	292	286,129
	Ameren Corp.
	2.500%, 09/15/24	617	609,091
	American Express Co.
	3.375%, 05/03/24	300	299,979
	6.068%, 05/03/24	1,091	1,091,016
	3.000%, 10/30/24	110	108,582
	6.109%, 02/13/26	2,755	2,767,706
	American Tower Corp.
	2.400%, 03/15/25	95	92,140
	American Water Capital Corp.
	3.400%, 03/01/25	100	98,185
	Ameriprise Financial, Inc.
	3.700%, 10/15/24	1,128	1,118,539
	Analog Devices, Inc.
	5.605%, 10/01/24	732	731,983
	Aon Global, Ltd.
	3.500%, 06/14/24	590	588,524
	Arizona Public Service Co.
	3.350%, 06/15/24	1,050	1,044,621
	Arrow Electronics, Inc.
	3.250%, 09/08/24	1,426	1,412,734
	4.000%, 04/01/25	359	352,970
	AT&T, Inc.
	6.762%, 06/12/24	972	973,089
	AvalonBay Communities, Inc.
	3.500%, 11/15/24	855	845,173
	Bank of America Corp.
	5.764%, 06/14/24	1,815	1,815,102
	Bank of America NA
	6.130%, 08/18/25	1,000	1,004,605
	Bank of New York Mellon Corp. (The)
#	3.250%, 09/11/24, MTN	122	120,966
	0.850%, 10/25/24, MTN	130	127,061
	1.600%, 04/24/25, MTN	100	96,248
	5.975%, 04/25/25	125	125,383
	Baxter International, Inc.
	1.322%, 11/29/24	3,200	3,118,126
	5.791%, 11/29/24	135	134,961
	Becton Dickinson & Co.
	3.875%, 05/15/24	50	49,958
	Boardwalk Pipelines, LP
	4.950%, 12/15/24	1,000	994,034
	Boeing Co. (The)
	2.850%, 10/30/24	120	118,306
	2.500%, 03/01/25	300	290,878
	BorgWarner, Inc.
Ω	5.000%, 10/01/25	150	147,718

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Boston Properties, LP
3.200%, 01/15/25	1,382	$1,354,956
3.650%, 02/01/26	400	383,689
Bristol-Myers Squibb Co.
3.625%, 05/15/24	250	249,810
2.900%, 07/26/24	250	248,322
5.839%, 02/20/26	1,000	1,003,538
Brixmor Operating Partnership, LP
3.850%, 02/01/25	2,336	2,298,588
Brown & Brown, Inc.
4.200%, 09/15/24	359	356,588
Burlington Northern Santa Fe LLC
# 3.400%, 09/01/24	2,900	2,878,897
Camden Property Trust
3.500%, 09/15/24	315	311,935
Capital One Financial Corp.
3.300%, 10/30/24	352	347,762
3.200%, 02/05/25	429	420,593
4.250%, 04/30/25	275	270,845
Cardinal Health, Inc.
3.079%, 06/15/24	528	526,146
Carlisle Cos., Inc.
3.500%, 12/01/24	1,733	1,708,664
Carrier Global Corp.
2.242%, 02/15/25	2,000	1,945,783
Caterpillar Financial Services Corp.
3.300%, 06/09/24, MTN	490	488,587
5.624%, 09/13/24	984	984,421
2.150%, 11/08/24, MTN	750	736,920
5.804%, 08/11/25	323	323,967
5.811%, 02/27/26	2,000	2,004,899
Celanese US Holdings LLC
3.500%, 05/08/24	1,429	1,428,387
Cencora, Inc.
3.400%, 05/15/24	386	385,601
CenterPoint Energy, Inc.
2.500%, 09/01/24	2,173	2,147,274
Chubb INA Holdings LLC
3.350%, 05/15/24	1,600	1,598,674
Citigroup, Inc.
6.041%, 10/30/24	4,526	4,531,861
CNA Financial Corp.
3.950%, 05/15/24	292	291,828
CNO Financial Group, Inc.
5.250%, 05/30/25	979	970,805
Conagra Brands, Inc.
4.300%, 05/01/24	895	895,000
ConocoPhillips Co.
3.350%, 11/15/24	200	197,538

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	100	$98,566
	Continental Resources, Inc.
	3.800%, 06/01/24	698	695,968
	Corebridge Financial, Inc.
	3.500%, 04/04/25	393	384,741
	Cox Communications, Inc.
Ω	3.150%, 08/15/24	936	928,606
	Crown Castle, Inc.
	3.200%, 09/01/24	223	220,992
	CSX Corp.
	3.400%, 08/01/24	1,325	1,317,757
	CVS Health Corp.
	3.375%, 08/12/24	25	24,837
	2.625%, 08/15/24	150	148,610
	Devon Energy Corp.
	5.250%, 09/15/24	183	182,485
	Discover Financial Services
	3.950%, 11/06/24	502	496,930
	Discovery Communications LLC
	3.900%, 11/15/24	479	473,971
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	317	311,774
	3.600%, 12/15/24	585	576,115
	Eastman Chemical Co.
	3.800%, 03/15/25	2,400	2,357,705
	Edison International
	3.550%, 11/15/24	778	768,389
	4.950%, 04/15/25	2,649	2,626,097
	Elevance Health, Inc.
	3.500%, 08/15/24	1,117	1,109,696
	3.350%, 12/01/24	550	542,730
	Equifax, Inc.
	2.600%, 12/01/24	75	73,610
	Equinix, Inc.
	2.625%, 11/18/24	968	950,766
	1.250%, 07/15/25	179	169,232
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	1,030	1,019,326
	ERP Operating, LP
	3.375%, 06/01/25	650	634,151
	Evergy, Inc.
	2.450%, 09/15/24	1,135	1,119,997
	Eversource Energy
	4.200%, 06/27/24	25	24,935
	2.900%, 10/01/24	272	268,672
	Fifth Third Bancorp
	2.375%, 01/28/25	377	367,609
	First American Financial Corp.
	4.600%, 11/15/24	908	900,743

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Fiserv, Inc.
	2.750%, 07/01/24	1,814	$1,804,433
	Flex, Ltd.
	4.750%, 06/15/25	3,297	3,254,130
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25	805	787,659
	Franklin Resources, Inc.
	2.850%, 03/30/25	405	395,117
	GATX Corp.
	3.250%, 03/30/25	3,205	3,129,580
	General Motors Financial Co., Inc.
	2.750%, 06/20/25	1,072	1,035,417
	Georgia Power Co.
	6.098%, 05/08/25	2,434	2,443,444
	Georgia-Pacific LLC
Ω	0.625%, 05/15/24	1,532	1,529,128
	Gilead Sciences, Inc.
	3.500%, 02/01/25	50	49,219
	GlaxoSmithKline Capital PLC
#	3.000%, 06/01/24	57	56,876
	Global Payments, Inc.
	1.500%, 11/15/24	527	515,120
	2.650%, 02/15/25	697	679,806
	Goldman Sachs Group, Inc. (The)
	3.850%, 07/08/24, MTN	1,972	1,964,973
	5.840%, 10/21/24	2,550	2,551,811
	Harley-Davidson, Inc.
	3.500%, 07/28/25	390	378,806
	HCA, Inc.
	5.375%, 02/01/25	381	379,292
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	1.500%, 06/01/25	284	270,911
	Healthcare Realty Holdings, LP
	3.875%, 05/01/25	905	883,613
	Hess Corp.
	3.500%, 07/15/24	497	494,420
	Hewlett Packard Enterprise Co.
	5.900%, 10/01/24	245	245,071
	Host Hotels & Resorts, LP
	4.000%, 06/15/25	1,105	1,080,630
	Huntington Bancshares, Inc.
	2.625%, 08/06/24	2,123	2,104,943
	Intel Corp.
	2.875%, 05/11/24	300	299,801
	2.700%, 06/17/24	75	74,687
	International Business Machines Corp.
	3.000%, 05/15/24	200	199,799
	Interstate Power and Light Co.
	3.250%, 12/01/24	275	271,290

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Janus Henderson US Holdings, Inc.
	4.875%, 08/01/25	142	$140,188
	John Deere Capital Corp.
	5.553%, 10/11/24	485	485,107
	5.913%, 03/07/25	275	275,852
	5.855%, 07/03/25	950	953,019
	5.921%, 03/03/26	1,905	1,914,186
	5.792%, 03/06/26	910	912,517
	Keysight Technologies, Inc.
	4.550%, 10/30/24	550	547,545
	Kimco Realty OP LLC
	3.300%, 02/01/25	178	174,703
	Kinder Morgan Energy Partners, LP
	4.300%, 05/01/24	1,250	1,250,000
	4.250%, 09/01/24	127	126,255
	Laboratory Corp. of America Holdings
	3.250%, 09/01/24	104	103,073
	2.300%, 12/01/24	94	92,128
	3.600%, 02/01/25	2,400	2,358,410
	Leggett & Platt, Inc.
	3.800%, 11/15/24	1,438	1,421,539
	Marriott International, Inc.
	3.750%, 03/15/25	93	91,360
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24	342	341,266
	MetLife, Inc.
	3.000%, 03/01/25	315	308,530
	Motorola Solutions, Inc.
	4.000%, 09/01/24	2,176	2,162,182
	MPLX, LP
	4.000%, 02/15/25	93	91,558
	National Rural Utilities Cooperative Finance Corp.
	1.000%, 10/18/24, MTN	800	780,961
	5.684%, 10/18/24	1,175	1,175,660
	6.047%, 05/07/25	2,225	2,234,604
	National Securities Clearing Corp.
Ω	5.050%, 11/21/24	734	731,570
	NetApp, Inc.
	3.300%, 09/29/24	500	494,719
	1.875%, 06/22/25	150	143,500
	NextEra Energy Capital Holdings, Inc.
	6.051%, 03/01/25	417	417,826
	4.450%, 06/20/25	150	147,870
	6.115%, 01/29/26	1,560	1,563,813
	NNN REIT, Inc.
	3.900%, 06/15/24	1,611	1,606,888
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,872	2,845,204

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	339	$335,382
	ONEOK, Inc.
	2.750%, 09/01/24	650	643,111
	Oracle Corp.
	3.400%, 07/08/24	2,000	1,990,477
	2.950%, 11/15/24	801	789,130
	Ovintiv, Inc.
	5.650%, 05/15/25	2,000	1,993,324
	Owens Corning
	4.200%, 12/01/24	360	356,437
	Packaging Corp. of America
	3.650%, 09/15/24	350	347,138
	Parker-Hannifin Corp.
	3.650%, 06/15/24	260	259,181
	PayPal Holdings, Inc.
	2.400%, 10/01/24	325	320,657
	Penske Truck Leasing Co., LP/ PTL Finance Corp.
Ω	3.450%, 07/01/24	1,570	1,563,719
Ω	2.700%, 11/01/24	689	678,132
Ω	3.950%, 03/10/25	623	613,103
	PepsiCo, Inc.
	5.749%, 11/12/24	825	826,039
	Philip Morris International, Inc.
	2.875%, 05/01/24	275	275,000
	5.125%, 11/15/24	100	99,744
	Phillips 66
	3.850%, 04/09/25	50	49,132
	Phillips 66 Co.
	2.450%, 12/15/24	50	48,971
	Plains All American Pipeline, LP/PAA Finance Corp.
	3.600%, 11/01/24	900	889,983
	PNC Bank NA
	2.500%, 08/27/24	400	395,981
	3.250%, 06/01/25, MTN	722	703,287
	PNC Financial Services Group, Inc. (The)
	2.200%, 11/01/24	529	520,058
	PPG Industries, Inc.
	2.400%, 08/15/24	250	247,432
	Principal Financial Group, Inc.
	3.400%, 05/15/25	300	293,292
	Public Service Enterprise Group, Inc.
	2.875%, 06/15/24	756	753,230
	Public Storage Operating Co.
	5.955%, 07/25/25	2,079	2,086,609
	PVH Corp.
	4.625%, 07/10/25	579	568,804
	Realty Income Corp.
	3.875%, 07/15/24	34	33,882

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	3.875%, 04/15/25	128	$125,915
	Roche Holdings, Inc.
	5.914%, 03/10/25	400	401,119
	Ross Stores, Inc.
	3.375%, 09/15/24	100	98,991
	4.600%, 04/15/25	120	118,786
	Ryder System, Inc.
	2.500%, 09/01/24, MTN	935	924,315
	4.625%, 06/01/25, MTN	570	562,345
	Schlumberger Holdings Corp.
Ω	3.750%, 05/01/24	921	921,000
	Sherwin-Williams Co. (The)
	3.125%, 06/01/24	50	49,875
	4.050%, 08/08/24	818	814,207
	Simon Property Group, LP
	2.000%, 09/13/24	4,079	4,025,123
#	3.375%, 10/01/24	539	533,720
	SITE Centers Corp.
	3.625%, 02/01/25	1,105	1,087,424
	State Street Corp.
	3.300%, 12/16/24	124	122,271
	Steel Dynamics, Inc.
	2.800%, 12/15/24	2,590	2,542,346
	2.400%, 06/15/25	587	564,822
	Texas Instruments, Inc.
	2.625%, 05/15/24	75	74,919
	Timken Co. (The)
	3.875%, 09/01/24	2,364	2,347,534
	Trimble, Inc.
	4.750%, 12/01/24	1,681	1,668,549
	Truist Bank
	2.150%, 12/06/24	300	293,858
	Truist Financial Corp.
	2.850%, 10/26/24, MTN	221	217,854
	4.000%, 05/01/25	255	250,728
	TTX Co.
Ω	3.600%, 01/15/25	450	443,487
	United Parcel Service, Inc.
	2.200%, 09/01/24	150	148,222
	Ventas Realty, LP
	3.750%, 05/01/24	222	222,000
	2.650%, 01/15/25	1,222	1,193,966
	3.500%, 02/01/25	1,224	1,201,819
	Verizon Communications, Inc.
	3.500%, 11/01/24	2,569	2,541,475
	3.376%, 02/15/25	1,069	1,050,055
	VF Corp.
	2.400%, 04/23/25	160	154,336
	Viatris, Inc.
	1.650%, 06/22/25	26	24,767
	Waste Management, Inc.
	3.500%, 05/15/24	75	74,935
	Wells Fargo & Co.
	3.000%, 02/19/25	3,822	3,739,409

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Wells Fargo Bank NA
	6.055%, 01/15/26	805	$807,836
	Welltower OP LLC
	4.000%, 06/01/25	1,000	980,775
	Williams Cos., Inc. (The)
	4.550%, 06/24/24	300	299,399
	3.900%, 01/15/25	92	90,778
	Willis North America, Inc.
	3.600%, 05/15/24	1,437	1,435,735
	Wisconsin Electric Power Co.
	2.050%, 12/15/24	150	146,648
	WP Carey, Inc.
	4.000%, 02/01/25	27	26,635
	WRKCo, Inc.
	3.000%, 09/15/24	925	914,957
	Zimmer Biomet Holdings, Inc.
#	3.550%, 04/01/25	570	558,468

	TOTAL UNITED STATES		185,651,961

	TOTAL BONDS		326,663,685

U.S. TREASURY OBLIGATIONS — (12.5%)
	U.S. Treasury Notes
	3.000%, 07/31/24	6,083	6,046,407
	5.446%, 07/31/25	2,050	2,050,896
	5.491%, 10/31/25	34,375	34,414,785
	5.566%, 01/31/26	15,900	15,934,927
	TOTAL U.S. TREASURY OBLIGATIONS		58,447,015

	COMMERCIAL PAPER — (16.7%)
	AUSTRALIA — (1.6%)
	Glencore Funding LLC
	5.710%, 05/31/24	875	870,721
	Suncorp-Metway, Ltd.
Ω	5.480%, 08/12/24	2,500	2,461,072
	Telstra Group, Ltd.
	5.360%, 05/01/24	1,600	1,599,762
	5.680%, 07/19/24	1,975	1,950,393
	Westpac Banking Corp.
Ω	5.370%, 09/11/24	450	441,174

	TOTAL AUSTRALIA		7,323,122

	CANADA — (2.3%)
	Bank of Montreal
	5.300%, 05/01/24	500	499,926
	Canadian Imperial Bank of Commerce
Ω	5.340%, 06/11/24	550	546,597
	Canadian National Railway
	5.360%, 05/10/24	1,000	998,513
	5.370%, 05/15/24	1,000	997,768

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
CDP Financial, Inc.
	5.490%, 09/23/24	440	$430,418
Magna International, Inc.
	5.560%, 05/30/24	1,000	995,392
Nutrien, Ltd.
	5.620%, 06/11/24	300	298,046
Ontario Teachers’ Finance
	5.320%, 05/06/24	1,700	1,698,493
PSP Capital, Inc.
Ω	5.330%, 05/09/24	500	499,335
Rogers Communications, Inc.
	5.420%, 05/02/24	2,000	1,999,397
TELUS Corp.
	5.720%, 08/22/24	625	613,873
	5.760%, 09/13/24	1,000	978,720

TOTAL CANADA			10,556,478

FINLAND — (0.1%)
Nordea Bank Abp
	5.310%, 05/17/24	500	498,749

TOTAL FINLAND			498,749

FRANCE — (1.2%)
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.340%, 05/23/24	300	298,980
Ω	5.340%, 05/24/24	750	747,338
	5.390%, 06/18/24	700	694,903
Ω	5.410%, 07/26/24	3,000	2,961,270
	5.410%, 08/09/24	1,000	985,039

TOTAL FRANCE			5,687,530

GERMANY — (0.7%)
Kreditanstalt fuer Wiederaufbau
Ω	5.200%, 05/02/24	825	824,762
VW Credit, Inc.
Ω	5.440%, 05/08/24	800	799,034
	5.480%, 05/14/24	359	358,236
	5.610%, 06/10/24	700	695,554

TOTAL GERMANY			2,677,586

ITALY — (0.9%)
Enel Finance America LLC
	5.430%, 05/03/24	1,250	1,249,435
	5.470%, 05/14/24	500	498,938
	5.620%, 07/03/24	500	495,055
Intesa Sanpaolo Funding LLC
	5.750%, 05/14/24	325	324,275
	5.860%, 07/29/24	1,200	1,182,660

TOTAL ITALY			3,750,363

JAPAN — (0.1%)
Sumitomo Mitsui Trust Bank
	5.320%, 05/14/24	650	648,658

TOTAL JAPAN			648,658

		Face Amount^	Value†
		(000)
NORWAY — (0.1%)
DNB Bank ASA
Ω	5.310%, 05/28/24	500	$497,944

TOTAL NORWAY			497,944

SPAIN — (0.3%)
Avangrid, Inc.
Ω	5.420%, 05/02/24	750	749,774
	5.710%, 06/13/24	500	496,533

TOTAL SPAIN			1,246,307

SWEDEN — (0.5%)
Skandinaviska Enskilda Banken AB
	5.390%, 10/08/24	2,000	1,952,916
Svenska Handelsbank, Inc.
Ω	5.270%, 05/07/24	250	249,744

TOTAL SWEDEN			2,202,660

UNITED KINGDOM — (0.3%)
HSBC USA, Inc.
	5.390%, 05/20/24	650	648,060
	5.480%, 06/07/24	250	248,562
	5.560%, 06/28/24	526	521,254
Ω	5.610%, 08/26/24	250	245,485
	5.610%, 08/29/24	500	490,740

TOTAL UNITED KINGDOM			2,154,101

UNITED STATES — (8.6%)
American Electric Power Co., Inc.
Ω	5.490%, 05/15/24	1,900	1,895,662
AT&T, Inc.
Ω	5.540%, 06/28/24	1,500	1,486,506
Bayer Corp.
Ω	5.750%, 07/08/24	1,000	989,102
	5.760%, 07/15/24	500	493,993
Ω	5.770%, 07/23/24	550	542,690
BP Capital Markets PLC
	5.480%, 06/24/24	2,300	2,280,902
Campbell Soup Co.
	5.710%, 05/06/24	2,000	1,998,097
Consolidated Edison Co. of New York, Inc.
Ω	5.430%, 05/03/24	600	599,729
Ω	5.430%, 05/06/24	1,350	1,348,779
Dominion Energy, Inc.
	5.400%, 05/01/24	1,260	1,259,811
	5.480%, 05/16/24	500	498,786
	5.570%, 06/14/24	250	248,272
Duke Energy Corp.
Ω	5.420%, 05/02/24	500	499,849
	5.630%, 06/24/24	550	545,306
EIDP, Inc.
	5.510%, 05/10/24	500	499,236
	5.520%, 05/23/24	500	498,243
	5.490%, 06/20/24	500	496,145
	5.410%, 06/24/24	750	743,856
	5.330%, 07/16/24	1,000	988,725

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Entergy Corp.
5.410%, 05/07/24	1,500	$1,498,425
5.540%, 05/20/24	500	498,466
5.540%, 07/22/24	500	493,698
ERP Operating, LP
5.600%, 05/30/24	1,750	1,741,877
5.600%, 06/03/24	1,600	1,591,579
Eversource Energy
5.420%, 05/03/24	500	499,774
General Motors Financial Co., Inc.
5.550%, 05/13/24	450	449,100
5.690%, 06/26/24	850	842,414
5.730%, 08/09/24	500	492,083
Harley Davidson Funding
5.600%, 05/14/24	250	249,456
6.050%, 07/30/24	500	492,467
Intel Corp.
5.520%, 06/25/24	1,500	1,487,223
Keurig Dr Pepper, Inc.
5.610%, 06/26/24	600	594,721
L3Harris Technologies, Inc.
5.550%, 05/29/24	1,000	995,549
5.580%, 06/12/24	1,425	1,415,565

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Mondelez International, Inc.
	5.550%, 06/07/24	1,000	$994,173
	National Securities Clearing Corp.
	5.330%, 05/07/24	550	549,431
Ω	5.340%, 05/13/24	750	748,558
	Philip Morris International, Inc.
	5.390%, 06/04/24	2,000	1,989,574
	Verizon Communications
	5.600%, 06/04/24	1,000	994,582
	Walt Disney Co. (The)
Ω	5.480%, 06/14/24	2,000	1,986,387
	5.640%, 10/15/24	1,250	1,217,952
	5.640%, 10/18/24	1,000	973,908

	TOTAL UNITED STATES		40,710,651

	TOTAL COMMERCIAL PAPER		77,954,149

	TOTAL INVESTMENT SECURITIES — (99.3%) (Cost $462,831,784)		463,064,849

		Shares	Value
	SECURITIES LENDING COLLATERAL — (0.7%)
	The DFA Short Term
@§	Investment Fund	282,376	3,266,520

	TOTAL INVESTMENTS — (100.0%) (Cost $466,098,304)		$466,331,369

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	$—	$30,350,227	$—	$30,350,227
Austria	—	77,545	—	77,545
Canada	—	32,921,223	—	32,921,223
Finland	—	250,726	—	250,726
France	—	4,343,318	—	4,343,318
Germany	—	14,033,676	—	14,033,676
Ireland	—	3,302,641	—	3,302,641
Italy	—	628,201	—	628,201
Japan	—	27,427,263	—	27,427,263
Luxembourg	—	2,677,220	—	2,677,220
Netherlands	—	4,762,131	—	4,762,131
Norway	—	223,296	—	223,296
Portugal	—	398,148	—	398,148
Singapore	—	906,115	—	906,115
Spain	—	4,069,212	—	4,069,212
Supranational	—	5,025,747	—	5,025,747
Sweden	—	1,923,121	—	1,923,121

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Switzerland	$—	$2,181,727	$—	$2,181,727
United Kingdom	—	5,510,187	—	5,510,187
United States	—	185,651,961	—	185,651,961
U.S. Treasury Obligations United States	—	58,447,015	—	58,447,015
Commercial Paper	—	77,954,149	—	77,954,149
Securities Lending Collateral	—	3,266,520	—	3,266,520

Total Investments	$—	$466,331,369	$—	$466,331,369

See accompanying Notes to Financial Statements.

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount	Value†
		(000)
MUNICIPAL BONDS — (97.6%)
ALABAMA — (1.7%)
	Alabama Federal Aid Highway Finance Authority (RB)
¤	5.000%, 09/01/33 ETM, (Pre-refunded @ $100, 9/1/26)	3,025	$3,143,048
¤	4.000%, 09/01/34 (Pre-refunded @ $100, 9/1/24)	555	555,087
¤	5.000%, 09/01/35 ETM, (Pre-refunded @ $100, 9/1/26)	1,960	2,036,488
¤	5.000%, 09/01/36 ETM, (Pre-refunded @ $100, 9/1/26)	2,115	2,197,536
	Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB), Series A
	3.000%, 02/01/30	100	94,266
	Mobile County Board of School Commissioners (ST)
	5.000%, 03/01/25 (BAM)	30	30,317
	5.000%, 03/01/27 (BAM)	775	805,965
¤	Tuscaloosa City Board of Education (RB) 5.000%, 08/01/46 ETM, (Pre-refunded @ $100, 8/1/26)	5,060	5,237,917
¤	Tuscaloosa County Board of Education (ST)
	5.000%, 02/01/43 ETM, (Pre- refunded @ $100, 2/1/27)	1,075	1,126,171
	Uab Medicine Finance Authority, Series B
	5.000%, 09/01/25	250	253,915

	Face Amount	Value†
	(000)
ALABAMA — (Continued)
Water Works Board of the City of Birmingham (The) (RB)
¤ 5.000%, 01/01/32 ETM, (Pre-refunded @ $100, 1/1/27)	1,210	$1,265,481
¤ 5.000%, 01/01/43 ETM, (Pre-refunded @ $100, 1/1/27)	2,255	2,355,459

TOTAL ALABAMA		19,101,650

ALASKA — (0.1%)
Municipality of Anchorage (GO), Series A
5.000%, 09/01/33	565	606,829
State of Alaska International Airports System (RB), Series A
5.000%, 10/01/27	80	81,270

TOTAL ALASKA		688,099

ARIZONA — (2.8%)
Arizona Health Facilities Authority (RB)
5.000%, 12/01/26	185	186,201
Arizona State University (RB), Series A
5.000%, 07/01/28	3,435	3,493,232
City of Mesa (GO)
5.000%, 07/01/38	2,000	2,250,773
City of Phoenix Civic Improvement Corp. (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/24)	240	240,343
5.000%, 07/01/37	25	26,381
City of Scottsdale (GO)
5.000%, 07/01/28	1,775	1,913,659
5.000%, 07/01/29	1,700	1,867,705

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Tempe (GO)
5.000%, 07/01/28	1,495	$1,611,914
4.000%, 07/01/29	1,010	1,024,923
5.000%, 07/01/35	1,860	2,147,990
5.000%, 07/01/36	890	1,020,008
Coconino County Unified School District No. 1-Flagstaff (GO)
5.000%, 07/01/26	1,000	1,035,890
5.000%, 07/01/27	805	850,624
4.000%, 07/01/27	470	482,581
Maricopa County Elementary School District No. 6 Washington (GO), Series 2022-A
5.000%, 07/01/30	590	651,087
Maricopa County High School District No. 214 Tolleson Union High School (GO), Series 2017-B
5.000%, 07/01/33	1,060	1,133,690
Maricopa County Unified School District No. 80 Chandler (GO), Series B
5.000%, 07/01/24	355	355,677
Maricopa County Unified School District No. 97-Deer Valley (GO)
5.000%, 07/01/27	510	537,329
5.000%, 07/01/28	685	736,068
5.000%, 07/01/29	605	660,501
Maricopa County Union High School District No 210 (GO), Series A
5.000%, 07/01/38	350	396,538
Maricopa County Union High School District No. 210-Phoenix (GO), Series E
5.000%, 07/01/24	805	806,602

	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	25	$26,701
Salt River Project Agricultural Improvement & Power District (RB)
5.000%, 12/01/35	4,920	4,985,430
5.000%, 01/01/43	750	827,074
University of Arizona (The) (RB)
5.000%, 06/01/39	2,050	2,092,844

TOTAL ARIZONA		31,361,765

ARKANSAS — (0.2%)
Arkansas Development Finance Authority (RB)
5.000%, 09/01/28	215	225,292
5.000%, 09/01/30	25	26,744
City of Fort Smith Water & Sewer (RB)
5.000%, 10/01/28	590	626,871
5.000%, 10/01/30	925	988,692

TOTAL ARKANSAS		1,867,599

CALIFORNIA — (2.7%)
¤ Bay Area Toll Authority (RB)
5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	265	266,612
California Health Facilities Financing Authority (RB)
4.000%, 10/01/24	220	219,698
5.000%, 11/15/24	210	211,132
California State Public Works Board (RB)
5.000%, 05/01/25	550	558,473
5.000%, 11/01/41	3,000	3,320,362
California State University (RB)
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	510	513,641

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
¤	5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	55	$55,393
	California Statewide Communities Development Authority (RB), Series A
	4.125%, 03/01/34	525	527,702
	City & County of San Francisco (GO), Series R1
	5.000%, 06/15/25	290	295,657
	El Camino Community College District Foundation (The) (GO), Series D
	3.000%, 08/01/24	540	538,321
	Hesperia Community Redevelopment Agency Successor Agency (TA), Series A
	3.375%, 09/01/37 (AGM)	125	117,965
	Livermore-Amador Valley Water Management Agency (RB)
	4.000%, 08/01/24	400	400,173
	Long Beach Bond Finance Authority (RB)
	5.000%, 08/01/26	170	176,796
¤	Los Angeles Community College District (GO), Series A
	5.000%, 08/01/30 ETM, (Pre-refunded @ $100, 8/1/24)	600	602,120
	Los Angeles Department of Water & Power (RB)
	4.000%, 07/01/24	260	260,086
	5.000%, 07/01/43	1,505	1,670,383
	Los Angeles Department of Water & Power Water System (RB), Series A
	5.000%, 07/01/24	140	140,283

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	Los Angeles Unified School District (GO)
	5.000%, 07/01/25	305	$310,611
	5.000%, 07/01/25	490	499,015
	5.000%, 07/01/43	900	1,000,319
	Oakland Unified School District Alameda County (GO)
	5.000%, 08/01/25 (AGM)	175	178,543
	Sacramento City Unified School District (GO), Series G
	4.000%, 08/01/25 (AGM)	265	266,576
¤	San Diego Association of Governments (RB)
	5.000%, 11/15/25	125	125,927
	San Francisco City & County Airport Comm- San Francisco International Airport (RB), Series A
	4.000%, 05/01/26	270	273,611
	San Juan Unified School District (GO), Series 2012
	3.000%, 08/01/24	320	319,186
	Santa Clara Unified School District (GO)
	4.000%, 07/01/31	5,270	5,271,441
	State of California (GO)
	5.000%, 08/01/25	225	229,446
	5.000%, 10/01/25	555	567,520
	5.000%, 08/01/26	2,550	2,644,634
	5.000%, 12/01/26	2,315	2,416,508
	3.500%, 08/01/27	1,500	1,512,222
	5.000%, 12/01/27	1,500	1,596,865
	5.000%, 10/01/28	660	661,852
	5.000%, 08/01/30	1,000	1,057,602

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/30	2,500	$2,804,648
5.000%, 10/01/31	1,000	1,137,942
4.000%, 03/01/36	2,725	2,825,120
4.000%, 10/01/36	1,000	1,033,115
State of California Department of Water Resources (RB), Series BB
5.000%, 12/01/24	55	55,520
Stockton Unified School District (COP)
5.000%, 02/01/29	500	530,709

TOTAL CALIFORNIA		37,193,729

COLORADO — (2.3%)
Adams & Arapahoe Joint School District 28J Aurora (GO)
5.000%, 12/01/26 (ST AID WITHHLDG)	840	877,189
Arapahoe County School District No. 5 Cherry Creek (GO), Series C
5.000%, 12/15/31 (ST AID WITHHLDG)	2,020	2,143,789
Board of Water Commissioners City & County of Denver (The) (RB), Series B
5.000%, 09/15/25	735	751,057
City of Colorado Springs Co. Utilities System (RB), Series B
5.000%, 11/15/37	400	450,675
Colorado Health Facilities Authority (RB)
5.000%, 08/01/25	165	167,756
5.000%, 11/01/30	1,335	1,442,539
5.000%, 08/01/34	425	455,527
5.000%, 08/01/35	5,000	5,339,551

		Face Amount	Value†
		(000)
COLORADO — (Continued)
	Colorado State Education Loan Program, Series A
	5.000%, 06/28/24	2,625	$2,628,928
	County of Pueblo Co. (COP), Series A
	5.000%, 07/01/29	1,200	1,291,600
	Denver Health & Hospital Authority (COP)
	5.000%, 12/01/29	150	155,643
	Denver Health & Hospital Authority (RB), Series A
	5.000%, 12/01/33	370	381,685
	Douglas County School District No. Re-1 Douglas & Elbert Counties (GO)
	5.000%, 12/15/26 (ST AID WITHHLDG)	3,065	3,203,167
	E-470 Public Highway Authority (RB)
	5.000%, 09/01/26	740	765,620
	5.000%, 09/01/36	60	65,742
	El Paso County School District No. 2 Harrison (GO)
	5.000%, 12/01/34 (ST AID WITHHLDG)	2,075	2,235,868
	Fossil Ridge Metropolitan District No. 3 (GO)
	5.000%, 12/01/29 (BAM)	65	70,045
¤	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO), Series 1
	5.000%, 12/15/29 (ST AID WITHHLDG)	430	440,866
	Jefferson County School District R-1 (GO), Series R-1
	5.000%, 12/15/34 (ST AID WITHHLDG)	4,190	4,511,323

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
COLORADO — (Continued)
	Weld County School District No. 6 Greeley (GO)
	5.000%, 12/01/24 (ST AID WITHHLDG)	125	$125,961

TOTAL COLORADO			27,504,531

CONNECTICUT — (1.8%)
	City of Bridgeport (GO)
	5.000%, 02/15/26	585	597,938
	5.000%, 08/15/26	130	133,937
	5.000%, 09/01/28	755	805,221
	5.000%, 08/15/35 (AGM)	2,990	3,080,947
	City of New Haven (GO)
	5.000%, 08/01/26	195	198,919
	5.000%, 08/01/28 (AGM)	1,010	1,070,812
¤	5.000%, 08/01/31 (AGM)	700	701,863
	City of Torrington CT (GO)
	4.000%, 03/13/25	3,200	3,209,987
	Connecticut State Health & Educational Facilities Authority (RB), Series M
	5.000%, 07/01/27	545	558,001
	State of Connecticut (GO)
	4.000%, 06/01/24	425	425,067
	5.000%, 08/01/24	1,000	1,003,173
	5.000%, 06/15/26	185	187,856
	4.000%, 01/15/28	95	97,880
	5.000%, 10/15/29	1,750	1,816,902
	5.000%, 06/15/30	1,145	1,162,244
	State of Connecticut Special Tax (RB), Series A
	5.000%, 05/01/38	455	493,407
	Town of Madison (GO)
	4.000%, 12/19/24	3,085	3,092,496

	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
University of Connecticut (RB), Series A
5.000%, 04/15/27	245	$257,592

TOTAL CONNECTICUT		18,894,242

DELAWARE — (0.1%)
Delaware Municipal Electric Corp. (The) (RB)
5.000%, 07/01/25	170	172,829
Delaware River & Bay Authority (RB), Series B
5.000%, 01/01/25	1,070	1,079,337

TOTAL DELAWARE		1,252,166

DISTRICT OF COLUMBIA — (0.8%)
District of Columbia (GO)
5.000%, 06/01/25	395	401,640
5.000%, 06/01/27	500	527,760
5.000%, 06/01/30	5,285	5,288,769
District of Columbia (RB)
5.000%, 04/01/26	175	178,939
5.000%, 04/01/34	1,125	1,168,406
Washington Convention & Sports Authority (RB), Series A
5.000%, 10/01/26	200	207,467
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/29	1,175	1,235,668
5.000%, 07/01/33	1,950	2,050,359
5.000%, 07/01/34	415	434,970

TOTAL DISTRICT OF COLUMBIA		11,493,978

FLORIDA — (7.5%)
Alachua County School Board (COP)
5.000%, 07/01/29 (AGM)	2,330	2,537,695

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Bay County School Board (COP)
5.000%, 07/01/26	645	$665,390
5.000%, 07/01/27	1,040	1,091,821
Central Florida Expressway Authority (RB)
4.000%, 07/01/30	1,325	1,341,423
4.000%, 07/01/34 (AGM)	525	548,101
City of Cape Coral Water & Sewer (RB)
5.000%, 10/01/26	225	232,761
City of Fort Lauderdale (GO)
5.000%, 07/01/29	545	598,764
5.000%, 07/01/30	575	643,004
City of Fort Lauderdale Water & Sewer (RB)
5.000%, 09/01/38	160	179,651
5.000%, 09/01/38	180	202,108
City of Gainesville Utilities System (RB), Series A
5.000%, 10/01/31	2,300	2,432,966
City of Hollywood (GO)
5.000%, 07/01/26	2,145	2,218,248
5.000%, 07/01/27	1,830	1,929,069
City of Tampa Sales (RB)
5.000%, 10/01/26	235	244,655
County of Broward Tourist Development Tax (RB)
4.000%, 09/01/36	1,500	1,522,946
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,350	1,413,129
5.000%, 05/01/29	1,255	1,356,516
County of Miami-Dade (GO)

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
5.000%, 07/01/24	605	$606,020
5.000%, 07/01/24	790	791,332
5.000%, 07/01/25	4,050	4,120,642
5.000%, 07/01/27	225	228,760
5.000%, 07/01/28	1,000	1,075,276
5.000%, 07/01/29	6,750	6,858,948
5.000%, 07/01/31	1,095	1,109,546
County of Miami-Dade Aviation (RB)
5.000%, 10/01/25	215	216,070
4.000%, 10/01/34	210	215,166
Duval County Public Schools (COP)
5.000%, 07/01/28	220	223,257
5.000%, 07/01/29 (AGM)	555	605,302
Florida Department of Environmental Protection (RB), Series A
5.000%, 07/01/26	3,190	3,296,233
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	260	280,036
5.000%, 08/01/43	430	450,643
Florida Keys Aqueduct Authority (RB), Series B
5.000%, 09/01/25	4,100	4,177,869
Fort Pierce Utilities Authority (RB)
5.000%, 10/01/26 (AGM)	140	144,894
5.000%, 10/01/27 (AGM)	215	226,243
Hillsborough County School Board (COP)
5.000%, 07/01/27	270	281,555
5.000%, 07/01/28	1,955	2,047,208
5.000%, 07/01/30	615	654,700

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Indian River County District School Board (COP), Series A
5.000%, 07/01/24	650	$650,773
JEA Water & Sewer System (RB), Series A
5.000%, 10/01/24	855	859,482
Manatee County School District (COP), Series A
5.000%, 07/01/30 (AGM)	2,000	2,205,647
Manatee County School District (RB)
5.000%, 10/01/30 (AGM)	85	88,371
Miami-Dade County Expressway Authority (RB)
5.000%, 07/01/24	1,500	1,501,237
5.000%, 07/01/33	20	20,372
Okaloosa County School Board (COP), Series A
5.000%, 10/01/27	230	243,399
Orange County Health Facilities Authority (RB), Series A
5.000%, 10/01/29	370	402,019
Orlando Utilities Commission (RB), Series A
5.000%, 10/01/35	820	929,622
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	205	211,031
Palm Beach County School District (COP)
5.000%, 08/01/27	780	823,537
5.000%, 08/01/40	500	552,934
Pasco County School Board (COP), Series A
5.000%, 08/01/36 (AGM)	1,015	1,131,393
School Board of Miami-Dade County (The)
5.000%, 06/18/24	1,635	1,636,703

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
School Board of Miami-Dade County (The) (COP)
5.000%, 02/01/26	445	$454,569
5.000%, 02/01/29	315	321,921
5.000%, 11/01/30	695	698,344
School Board of Miami-Dade County (The) (GO), Series A
5.000%, 03/15/39 (BAM)	7,945	8,768,674
School District of Broward County (COP)
5.000%, 07/01/24	435	435,662
5.000%, 07/01/25	495	502,784
5.000%, 07/01/27	2,025	2,129,635
5.000%, 07/01/35	600	676,111
School District of Broward County (RB)
5.000%, 06/28/24	930	931,200
State of Florida (GO)
5.000%, 06/01/24	310	310,286
5.000%, 06/01/25	4,275	4,349,143
5.000%, 06/01/25	300	305,203
5.000%, 07/01/25	650	661,636
5.000%, 06/01/26	1,795	1,854,989
5.000%, 07/01/26	3,829	3,969,493
5.000%, 07/01/27	800	845,781
Volusia County School Board (COP), Series B
5.000%, 08/01/28	600	601,495
West Palm Beach Community Redevelopment Agency (TA)
5.000%, 03/01/28	40	40,758

TOTAL FLORIDA		85,882,151

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
GEORGIA — (1.9%)
	Board of Water Light & Sinking Fund Commissioners of City of Dalton (The) (RB)
	5.000%, 03/01/26	95	$96,894
	City of Atlanta (GO), Series A-1
	5.000%, 12/01/29	1,000	1,106,536
	Clarke County School District (GO)
	5.000%, 09/01/27 (ST AID WITHHLDG)	305	323,161
	Cobb County Kennestone Hospital Authority (RB)
	5.000%, 04/01/25	90	90,918
¤	County of Forsyth (GO), Series A
	5.000%, 03/01/35 ETM, (Pre-refunded @ $100, 3/1/25)	1,025	1,036,615
	Development Authority for Fulton County (RB), Series A
	5.000%, 07/01/28	960	988,220
	Development Authority of Cobb County (The) (RB)
	5.000%, 09/01/26	255	263,599
	Gainesville & Hall County Hospital Authority (RB)
	5.000%, 02/15/26	400	407,767
	5.000%, 02/15/26	400	407,767
	5.000%, 02/15/35	25	25,945
	Gwinnett County School District (GO), Series B
	5.000%, 08/01/27	5,045	5,339,744
	Municipal Electric Authority of Georgia (RB)
	5.000%, 11/01/29	1,045	1,127,642
	Private Colleges & Universities Authority (RB)
	5.000%, 09/01/25	240	244,415
	5.000%, 10/01/26	345	355,312

	Face Amount	Value†
	(000)
GEORGIA — (Continued)
State of Georgia (GO)
5.000%, 07/01/24	445	$445,824
5.000%, 07/01/24	2,270	2,274,205
5.000%, 08/01/24	880	882,573
5.000%, 07/01/26	210	217,755
4.000%, 01/01/27	5,020	5,130,286
5.000%, 07/01/27	3,555	3,761,863
5.000%, 07/01/36	1,505	1,740,538

TOTAL GEORGIA		26,267,579

HAWAII — (1.5%)
City & County of Honolulu (GO)
5.000%, 10/01/24	930	935,002
5.000%, 10/01/25	405	414,121
5.000%, 09/01/26	1,260	1,308,817
5.000%, 10/01/26	500	510,099
5.000%, 11/01/26	4,020	4,189,412
5.000%, 10/01/27	1,675	1,708,136
County of Hawaii (GO), Series D
5.000%, 09/01/24	510	511,967
State of Hawaii (GO)
5.000%, 10/01/26	635	660,189
5.000%, 01/01/27	3,530	3,692,363
4.000%, 10/01/30	6,460	6,534,506

TOTAL HAWAII		20,464,612

ILLINOIS — (3.0%)
Chicago O’Hare International Airport (RB)
5.000%, 01/01/26	1,120	1,148,970
5.000%, 01/01/28	355	362,988
5.000%, 01/01/33	640	654,342
5.000%, 01/01/34	2,000	2,015,697

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
5.250%, 01/01/36	140	$146,370
Chicago Park District
5.000%, 01/01/42	250	267,723
5.000%, 01/01/43	100	106,596
Chicago Park District (GO), Series A
5.000%, 01/01/36	230	250,093
Chicago Transit Authority Capital Grant Receipts (RB)
5.000%, 06/01/24	1,735	1,735,676
5.000%, 06/01/26	100	102,191
5.000%, 06/01/28	750	787,629
City of Peoria (GO)
5.000%, 01/01/31 (AGM)	1,470	1,571,608
City of Springfield Electric (RB)
5.000%, 03/01/28	110	111,008
Coles Christian Clark Etc Counties Community College District No. 517 Lake Land (GO), Series A
5.000%, 12/01/25	1,500	1,530,450
Cook & Will Counties Community College District No. 515 (GO), Series B
5.000%, 12/01/26 (BAM)	320	331,842
Cook County Community Consolidated School District No. 15 Palatine (GO), Series B
5.000%, 06/15/36	1,050	1,163,818
County of Cook (GO)
5.000%, 11/15/25	3,265	3,335,998
5.000%, 11/15/26	660	682,943
County of Cook Sales Tax (RB), Series A
5.000%, 11/15/27	345	363,266
County of Will (GO)

		Face Amount	Value†
		(000)
ILLINOIS — (Continued)
¤	5.000%, 11/15/31 ETM, (Pre-refunded @ $100, 11/15/25)	1,710	$1,744,243
¤	5.000%, 11/15/34 ETM, (Pre-refunded @ $100, 11/15/25)	1,130	1,152,628
	Illinois Finance Authority (RB)
	5.000%, 11/15/26	155	157,358
	5.000%, 02/15/30	1,025	1,060,367
	5.000%, 02/15/31	540	558,226
	4.000%, 02/15/33	950	958,054
	5.000%, 08/15/34	580	642,755
	5.000%, 08/15/35	510	562,611
	Illinois State Toll Highway Authority (RB), Series A
	4.000%, 01/01/39	405	406,794
	Lake County Community Consolidated School District No. 102 Aptakisic-Tripp (GO)
	5.000%, 05/01/41	3,475	3,689,864
	Peoria County Community Unit School District No. 323 (GO)
	4.000%, 04/01/29	1,990	2,044,866
	Sangamon County School District No. 186 Springfield (GO)
	4.000%, 02/01/29 (AGM)	2,500	2,541,030
	4.000%, 02/01/31 (AGM)	35	35,752
	State of Illinois (GO)
	5.000%, 03/01/29	2,000	2,127,893
	5.000%, 03/01/33	1,010	1,097,531
	4.000%, 06/01/37	55	53,320
	University of Illinois (RB), Series A
	5.000%, 04/01/30	870	956,539

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
ILLINOIS — (Continued)
	Will County Community Unit School District No. 201-U Crete- Monee (GO)
	5.000%, 01/01/25 (AGM)	340	$342,390
	5.000%, 01/01/27 (AGM)	85	86,360
¤	5.000%, 01/01/27 (AGM)	90	92,357

TOTAL ILLINOIS			36,980,146

INDIANA — (0.3%)
	Avon Community School Building Corp. (RB)
	5.000%, 07/15/26 (ST INTERCEPT)	250	258,200
	Greater Clark Building Corp. (RB)
	4.000%, 07/15/26 (ST INTERCEPT)	335	336,961
	Indiana Finance Authority (RB)
	5.000%, 07/01/29	100	106,470
	4.000%, 02/01/34	1,070	1,110,537
	Indianapolis Local Public Improvement Bond Bank (RB), Series A
	5.000%, 06/01/25	2,615	2,650,090
	IPS Multi-School Building Corp. (RB)
	5.000%, 07/15/24 (ST INTERCEPT)	170	170,298
	Noblesville High School Building Corp. (RB)
	5.000%, 01/15/25 (ST INTERCEPT)	270	272,076

TOTAL INDIANA			4,904,632

IOWA — (0.6%)
	Cedar Falls Community School District (GO)
	4.000%, 06/01/28 (AGM)	880	906,621
	City of Sioux City (GO), Series A
	3.000%, 06/01/26	495	487,016
	City of West Des Moines (GO), Series A
	5.000%, 06/01/28	1,030	1,106,380

	Face Amount	Value†
	(000)
IOWA — (Continued)
College Community School District (GO), Series C
3.000%, 06/01/26	455	$445,821
Iowa Valley Community College District (GO)
4.000%, 06/01/26	1,450	1,468,768
Waukee Community School District (GO), Series A
5.000%, 06/01/37	3,590	3,937,368

TOTAL IOWA		8,351,974

KANSAS — (0.6%)
City of Leawood KS (GO), Series 2023-1
5.000%, 09/01/24	4,895	4,911,256
City of Shawnee (GO), Series A
4.000%, 12/01/24	100	100,170
¤ Franklin County Unified School District No. 290 Ottawa (GO), Series 290-A
5.000%, 09/01/31 ETM, (Pre-refunded @ $100, 9/1/25)	430	438,698
Johnson County Unified School District No. 229 Blue Valley (GO), Series A
5.000%, 10/01/24	620	623,125
Kansas Development Finance Authority (RB)
5.000%, 04/01/26	470	482,329
5.000%, 05/01/28	1,515	1,623,633

TOTAL KANSAS		8,179,211

KENTUCKY — (1.1%)
County of Warren (RB), Series A
5.000%, 04/01/26	80	82,009
Eastern Kentucky University (RB), Series A
5.000%, 04/01/35 (BAM) (ST INTERCEPT)	1,100	1,218,005

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Glasgow Independent School District Finance Corp. (RB)
5.000%, 02/01/32 (ST INTERCEPT)	1,365	$1,505,839
Kentucky Municipal Power Agency (RB)
5.000%, 09/01/24 (NATL)	210	210,572
5.000%, 09/01/31 (NATL)	245	249,582
Kentucky State Property & Building Commission (RB)
5.000%, 11/01/24	2,000	2,012,564
5.000%, 05/01/26	210	216,242
5.000%, 11/01/26 (AGM)	100	104,144
5.000%, 04/01/28	470	492,996
5.000%, 05/01/30	25	27,497
5.000%, 06/01/30	270	297,304
5.000%, 04/01/33	1,500	1,561,093
5.000%, 05/01/36	500	526,490
Kentucky Turnpike Authority (RB)
5.000%, 07/01/25	425	431,926
5.000%, 07/01/29	120	121,514
Louisville and Jefferson County Metropolitan Sewer District (RB)
5.000%, 05/15/42	2,390	2,627,245
5.000%, 05/15/43	2,635	2,881,064
Louisville/Jefferson County Metropolitan Government (RB)
5.000%, 10/01/26	615	634,099

TOTAL KENTUCKY		15,200,185

LOUISIANA — (0.7%)
Ascension Parish School Board (GO)
5.000%, 03/01/26	195	200,493
City of New Orleans (GO)
5.000%, 12/01/24	2,000	2,014,551

		Face Amount	Value†
		(000)
LOUISIANA — (Continued)
	5.000%, 12/01/27	1,420	$1,495,920
	5.000%, 12/01/29	750	812,631
	5.000%, 12/01/34	200	220,106
¤	City of New Orleans Sewerage Service (RB)
	5.000%, 06/01/31 (Pre-refunded @ $100, 6/1/25)	215	218,212
	City of New Orleans Water System (RB)
	5.000%, 12/01/27	115	116,911
	East Ouachita Parish School District (GO)
	4.000%, 03/01/26	250	251,450
	Lafourche Parish School Board (GO)
	5.000%, 03/01/29	60	64,566
	St. Tammany Parish Wide School District No. 12 (GO)
	5.000%, 03/01/26	420	431,529
	5.000%, 03/01/27	605	633,181
	State of Louisiana (GO), Series A
	5.000%, 03/01/25	650	657,928
¤	State of Louisiana Gasoline & Fuels Tax (RB), Series A
	5.000%, 05/01/34 ETM, (Pre-refunded @ $100, 5/1/25)	1,075	1,091,609

TOTAL LOUISIANA			8,209,087

MAINE — (0.0%)
	City of Portland (GO)
	5.000%, 05/01/26	300	310,091
	Maine Health & Higher Educational Facilities Authority (RB)
	5.000%, 07/01/29	25	26,727
	State of Maine (GO), Series D
	5.000%, 06/01/28	380	409,063

TOTAL MAINE			745,881

MARYLAND — (3.9%)
	City of Baltimore (GO)
	5.000%, 10/15/25	160	163,529

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
MARYLAND — (Continued)
5.000%, 10/15/26	1,470	$1,531,702
County of Anne Arundel (GO)
5.000%, 04/01/26	2,495	2,574,724
5.000%, 10/01/27	1,005	1,069,012
County of Baltimore (GO)
5.000%, 03/01/27	3,920	4,119,946
County of Charles (GO)
5.000%, 10/01/29	1,505	1,663,563
County of Harford (GO), Series A
5.000%, 10/01/29	2,000	2,210,715
County of Howard (GO), Series A
5.000%, 08/15/26	1,125	1,169,386
County of Montgomery (GO)
5.000%, 11/01/24	150	151,038
5.000%, 10/01/26	1,090	1,135,896
5.000%, 10/01/27	1,035	1,100,922
County of Prince George’s (GO)
4.000%, 09/01/24	315	315,262
5.000%, 07/15/25	1,000	1,018,693
5.000%, 07/01/26	3,000	3,110,916
5.000%, 07/01/27	1,090	1,153,497
Maryland Health & Higher Educational Facilities Authority (RB), Series B
5.000%, 08/15/28	105	105,015
State of Maryland (GO)
5.000%, 08/01/24	360	361,008
5.000%, 03/15/26	2,630	2,711,725
5.000%, 08/01/26	5,705	5,925,518
5.000%, 08/01/26	245	254,470
5.000%, 08/01/27	3,950	4,187,173
5.000%, 08/01/29	1,095	1,184,822

		Face Amount	Value†
		(000)
MARYLAND — (Continued)
	5.000%, 03/15/32	1,680	$1,835,919
	4.000%, 08/01/35	1,000	1,050,966
	Washington Suburban Sanitary Commission (RB)
	5.000%, 12/01/25 (CNTY GTD)	1,125	1,153,393
¤	4.000%, 06/01/41 (CNTY GTD)	5,275	5,274,813
¤	4.000%, 06/01/42 (CNTY GTD)	2,480	2,479,912

TOTAL MARYLAND			49,013,535

MASSACHUSETTS — (3.9%)
	Bristol Plymouth Regional Vocational Technical School (GO)
	4.000%, 02/28/25 (ST AID WITHHLDG)	1,590	1,594,563
	City of Fall River (GO)
	3.000%, 12/01/34 (ST AID WITHHLDG)	200	186,903
	City of Quincy (GO)
	5.000%, 07/05/24	5,115	5,123,568
	3.000%, 11/01/24	100	99,312
	City of Revere (GO)
	5.000%, 10/15/25	565	577,705
	Commonwealth of Massachusetts (GO)
	5.000%, 07/01/24	615	616,150
	5.000%, 07/01/24	330	330,617
	5.250%, 09/01/24 (AGM)	255	256,289
	5.000%, 07/01/26	645	668,392
	5.000%, 10/01/26	2,570	2,676,196
	5.000%, 07/01/28	205	221,181
	5.000%, 05/01/29	600	657,523
	5.000%, 10/01/29	6,085	6,718,844

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face
		Amount	Value†
		(000)
MASSACHUSETTS — (Continued)
	5.000%, 07/01/36	5,805	$5,994,264
	4.000%, 02/01/39	1,840	1,869,319
	5.000%, 08/01/41	8,500	9,414,580
¤	Massachusetts Bay Transportation Authority Sales Tax (RB), Series B
	5.000%, 07/01/27 ETM, (Pre-refunded @ $100, 7/1/25)	425	432,386
	Massachusetts Development Finance Agency (RB)
	5.000%, 07/01/34	125	134,062
¤	5.000%, 06/01/39 ETM, (Pre-refunded @ $100, 6/1/29)	1,250	1,370,940
	Massachusetts School Building Authority (RB)
¤	5.000%, 08/15/35 ETM, (Pre-refunded @ $100, 8/15/25)	430	438,054
¤	5.000%, 02/15/49 ETM, (Pre-refunded @ $100, 2/15/26)	2,010	2,070,478
¤	Massachusetts Water Resources Authority (RB), Series D
	5.000%, 08/01/32 ETM, (Pre-refunded @ $100, 8/1/26)	1,450	1,507,369
	Town of Bedford (GO)
	5.000%, 05/01/25	160	162,481
	Town of Bedford (GO)
	4.000%, 02/06/25	3,115	3,120,422
	Town of Watertown (GO)
	5.000%, 06/15/26	1,175	1,221,554

TOTAL MASSACHUSETTS			47,463,152

		Face
		Amount	Value†
		(000)
MICHIGAN — (0.9%)
¤	Brandon School District (GO), Series A
	5.000%, 05/01/34 (Q-SBLF)	160	$162,189
	Central Michigan University (RB)
	5.000%, 10/01/33	110	118,405
	Detroit City School District (GO), Series A
	5.250%, 05/01/26 (AGM) (Q-SBLF)	400	414,361
	Grand Ledge Public Schools (GO), Series II
	5.000%, 05/01/39 (Q-SBLF)	1,270	1,368,563
	Great Lakes Water Authority Sewage Disposal System (RB), Series A
	5.000%, 07/01/37	1,000	1,137,214
	Great Lakes Water Authority Water Supply System (RB), Series C
	5.000%, 07/01/29	1,950	2,020,286
	Kalamazoo Public Schools (GO)
	4.000%, 05/01/25	50	50,202
	Michigan Finance Authority (RB)
	5.000%, 11/15/27	2,105	2,169,495
	5.000%, 12/01/28	90	96,654
	Northville Public Schools (GO), Series I
	5.000%, 05/01/35	475	538,075
	Oakland University (RB), Series A
	5.000%, 03/01/29	55	59,361
	Pontiac School District (GO)
	4.000%, 05/01/34 (Q-SBLF)	2,220	2,292,241
	Romeo Community School District (GO)
	4.000%, 05/01/26 (Q-SBLF)	285	288,023
	Saginaw City School District (GO)
	4.000%, 05/01/28 (Q-SBLF)	400	410,257

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
State of Michigan (GO), Series A
5.000%, 05/01/25	380	$385,705
Troy School District (GO)
5.000%, 05/01/30 (Q-SBLF)	1,000	1,113,648

TOTAL MICHIGAN		12,624,679

MINNESOTA — (1.5%)
City of Minneapolis (GO)
3.000%, 12/01/24	235	233,304
City of St. Paul (GO), Series A
5.000%, 09/01/26	855	886,002
County of Hennepin (GO)
5.000%, 12/01/26	4,055	4,234,851
5.000%, 12/01/40	3,055	3,132,761
Minneapolis Special School District No. 1 (COP), Series C
5.000%, 02/01/32 (SD CRED PROG)	1,000	1,050,524
Minnesota Higher Education Facilities Authority (RB), Series B
5.000%, 10/01/27	415	434,562
Minnesota State Colleges And Universities Foundation (RB), Series A
5.000%, 10/01/24	155	155,669
St. Louis Park Independent School District No. 283 (GO)
5.000%, 02/01/27 (SD CRED PROG)	1,720	1,804,590
5.000%, 02/01/29 (SD CRED PROG)	3,975	4,304,367
State of Minnesota (GO), Series D
5.000%, 08/01/26	1,695	1,724,942
University of Minnesota (RB), Series B
5.000%, 10/01/25	305	312,129

	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Western Minnesota Municipal Power Agency (RB), Series A
5.000%, 01/01/27	510	$532,969

TOTAL MINNESOTA		18,806,670

MISSISSIPPI — (0.2%)
Mississippi Development Bank (RB), Series A
5.000%, 04/01/28	1,305	1,333,382
State of Mississippi (GO)
5.000%, 09/01/25	310	316,700
¤ 5.000%, 11/01/33 ETM, (Pre-refunded @ $100, 11/1/26)	1,645	1,714,818
University of Mississippi Educational Building Corp. (RB)
5.000%, 10/01/25	515	525,820

TOTAL MISSISSIPPI		3,890,720

MISSOURI — (0.8%)
Branson Reorganized School District No. R-4 (GO), Series B
4.000%, 03/01/25 (ST AID DIR DEP)	300	300,863
City of Kansas City Sanitary Sewer System (RB)
5.000%, 01/01/28	475	506,689
5.000%, 01/01/29	500	542,439
5.000%, 01/01/30	300	331,308
City of Wentzville (COP)
5.000%, 11/01/31	1,040	1,079,382
5.000%, 11/01/32	290	301,201
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/26	395	410,210
Jefferson City School District (COP), Series A
4.000%, 04/01/26	100	101,067

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Kansas City Industrial Development Authority (RB)
5.000%, 03/01/30	270	$294,940
Metropolitan St. Louis Sewer District (RB)
5.000%, 05/01/25	770	781,039
5.000%, 05/01/26	180	185,741
5.000%, 05/01/27	115	120,858
Missouri Joint Municipal Electric Utility Commission (RB), Series A
5.000%, 12/01/30	1,120	1,131,018
Nixa Public Schools (GO)
5.000%, 03/01/36 (ST AID DIR DEP)	375	415,883
North Kansas City School District No. 74 (GO)
6.000%, 03/01/27 (ST AID DIR DEP)	1,660	1,785,572

TOTAL MISSOURI		8,288,210

MONTANA — (0.0%)
Montana Facility Finance Authority (RB), Series C
5.000%, 06/01/24	175	175,057

NEBRASKA — (1.1%)
City of Gretna (COP)
5.000%, 12/15/25	380	382,839
City of Omaha (GO)
5.000%, 04/15/29	700	763,503
Metropolitan Utilities District of Omaha Gas System (RB)
5.000%, 12/01/41	1,840	2,019,227
5.000%, 12/01/42	2,495	2,722,599
Omaha Public Power District (RB)
5.000%, 02/01/25	465	469,785
5.000%, 02/01/39	2,495	2,514,108
5.000%, 02/01/43	5,390	5,417,829
Public Power Generation Agency (RB)

	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
5.000%, 01/01/28	170	$171,114
5.000%, 01/01/29	60	60,421

TOTAL NEBRASKA		14,521,425

NEVADA — (1.2%)
City of North Las Vegas (GO)
5.000%, 06/01/28 (BAM)	115	123,106
Clark County School District (GO)
5.000%, 06/15/26	225	229,867
5.000%, 06/15/28	125	130,904
County of Clark (GO)
5.000%, 11/01/24	555	558,304
5.000%, 07/01/27	1,595	1,682,932
County of Clark Passenger Facility Charge (RB)
5.000%, 07/01/27	275	289,897
5.000%, 07/01/28	620	665,944
Las Vegas Convention & Visitors Authority (RB), Series B
5.000%, 07/01/27	340	356,629
Las Vegas Valley Water District (GO)
5.000%, 06/01/24	380	380,236
5.000%, 06/01/24	255	255,159
5.000%, 06/01/27	2,050	2,160,799
State of Nevada (GO)
5.000%, 05/01/42	1,015	1,118,718
5.000%, 05/01/43	4,780	5,244,329
Washoe County School District (GO)
5.000%, 10/01/25 (BAM)	510	520,847
5.000%, 04/01/26	1,000	1,029,199
4.000%, 10/01/32	1,065	1,087,993

TOTAL NEVADA		15,834,863

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
NEW HAMPSHIRE — (0.1%)
State of New Hampshire (GO), Series A
5.000%, 02/15/37	980	$1,116,583

NEW JERSEY — (2.9%)
County of Essex (GO)
5.000%, 09/01/25	185	189,022
County of Hudson (GO)
4.000%, 02/28/25	7,235	7,245,766
County of Mercer (GO)
4.000%, 02/01/26	1,330	1,343,730
Cumberland County Improvement Authority (The) (RB)
5.000%, 12/15/24 (BAM)	350	352,299
New Jersey Educational Facilities Authority (RB), Series A
5.000%, 07/01/25 (AGM)	60	61,001
New Jersey Transportation Trust Fund Authority (RB)
5.250%, 06/15/31	90	91,535
5.000%, 06/15/31	3,000	3,333,815
5.000%, 06/15/35	200	225,477
New Jersey Turnpike Authority (RB)
5.000%, 01/01/30	335	335,579
5.000%, 01/01/33	2,115	2,134,788
5.000%, 01/01/35	700	742,442
State of New Jersey (GO)
5.000%, 06/01/28	865	926,742
5.000%, 06/01/29	840	916,210
4.000%, 06/01/30	1,560	1,642,671
Township of Edison (GO)
4.500%, 11/07/24	5,000	5,018,058

	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
¤ Township of Irvington (GO), Series A
5.000%, 07/15/30 (AGM) (ST AID WITHHLDG)	250	$250,496
Township of Livingston (GO)
5.000%, 12/10/24	4,145	4,176,958
Township of Lyndhurst (GO)
4.250%, 01/30/25	2,000	2,007,411
Township of Toms River (GO)
4.000%, 06/01/26	1,440	1,460,087
4.000%, 06/01/27	690	706,189
Township of Union/ Union County (GO)
4.500%, 01/21/25	3,000	3,016,132

TOTAL NEW JERSEY		36,176,408

NEW MEXICO — (0.3%)
Albuquerque Bernalillo County Water Utility Authority (RB)
5.000%, 07/01/29	1,060	1,113,163
City of Albuquerque (GO), Series B
5.000%, 07/01/26	395	409,176
County of Santa Fe (GO), Series C
5.000%, 07/01/24	220	220,409
State of New Mexico Severance Tax Permanent Fund (RB)
5.000%, 07/01/27	2,445	2,583,571

TOTAL NEW MEXICO		4,326,319

NEW YORK — (6.0%)
City of Middletown (GO)
4.500%, 08/23/24	1,000	1,001,560
City of New York (GO)
5.000%, 08/01/25	435	443,469
5.000%, 08/01/28	1,350	1,423,758
5.000%, 08/01/28	2,175	2,249,682
5.000%, 12/01/39	5,525	5,844,179
County of Chemung (GO), Series C
4.000%, 08/29/24	3,040	3,040,104

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Dutchess County Local Development Corp. (RB), Series B
4.000%, 07/01/34	85	$83,108
Metropolitan Transportation Authority (RB)
5.000%, 11/15/24	3,480	3,501,378
5.000%, 11/15/25	490	500,470
Monroe County Industrial Development Corp. (RB)
5.000%, 12/01/25	40	40,395
5.000%, 12/01/26	390	397,840
New York City Industrial Development Agency (RB)
5.000%, 03/01/28 (AGM)	300	317,432
5.000%, 01/01/29 (AGM)	2,555	2,737,385
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	65	66,139
New York State Dormitory Authority (RB)
5.000%, 02/15/26	1,115	1,148,353
5.000%, 03/15/26	2,015	2,077,614
5.000%, 05/01/26	275	277,227
5.000%, 02/15/29	500	504,419
5.000%, 02/15/33	680	696,739
5.000%, 03/15/33	4,165	4,205,724
5.000%, 03/15/34	1,385	1,481,040
5.000%, 07/01/34	120	120,701
5.000%, 03/15/38	375	419,828
5.000%, 03/15/38	1,490	1,491,814
5.000%, 03/15/39	1,885	1,980,752

		Face Amount	Value†
		(000)
NEW YORK — (Continued)
	5.000%, 02/15/41	3,845	$4,105,414
	5.000%, 03/15/43	3,000	3,290,728
	New York State Thruway Authority (RB)
	5.000%, 01/01/26	175	179,857
	5.000%, 03/15/29	1,045	1,140,989
	5.000%, 01/01/32	270	272,161
	New York State Urban Development Corp. (RB)
	5.000%, 03/15/25	1,450	1,469,299
	5.000%, 03/15/26	380	391,886
	5.000%, 03/15/27	3,000	3,150,947
	4.000%, 03/15/34	4,000	4,154,394
	5.000%, 03/15/35	3,465	3,849,399
	Oswego City School District (GO)
	4.750%, 07/19/24 (ST AID WITHHLDG)	2,015	2,016,693
	Port Authority of New York & New Jersey (RB)
	4.000%, 12/01/26	750	765,392
	5.000%, 12/01/37	165	187,679
	Poughkeepsie School District (GO)
	4.750%, 06/26/24 (ST AID WITHHLDG)	1,875	1,876,458
¤	Sales Tax Asset Receivable Corp. (RB), Series 2015-A
	4.000%, 10/15/32 (Pre-refunded @ $100, 10/15/24)	410	410,693
	Town of East Hampton (GO), Series A
	5.000%, 08/16/24	1,500	1,504,605
	Town of Oyster Bay (GO)
	5.000%, 08/01/29 (AGM)	85	93,407

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB)
5.000%, 11/15/28	4,030	$4,338,561
5.000%, 11/15/29	500	553,657
Village of Garden City NY (GO)
4.000%, 02/14/25	3,000	3,009,623

TOTAL NEW YORK		72,812,952

NORTH CAROLINA — (0.6%)
City of Charlotte Water & Sewer System (RB)
5.000%, 07/01/27	1,220	1,291,033
City of Durham NC Water & Sewer Utility System (RB)
5.000%, 08/01/28	1,415	1,530,994
City of Fayetteville NC Public Works Commission (RB)
5.000%, 03/01/39	2,250	2,511,924
City of Raleigh Combined Enterprise System (RB)
5.000%, 09/01/36	375	434,859
County of Durham (GO)
5.000%, 06/01/36	600	694,862
5.000%, 06/01/37	165	188,983
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	80	80,708
North Carolina Medical Care Commission (RB)
4.000%, 06/01/25	25	25,058
North Carolina Municipal Power Agency No. 1 (RB), Series A
5.000%, 01/01/32	325	355,089
North Carolina Turnpike Authority (RB)
5.000%, 01/01/25	1,000	1,007,881
State of North Carolina (RB)
5.000%, 03/01/25	150	151,744

		Face Amount	Value†
		(000)
NORTH CAROLINA — (Continued)
	5.000%, 03/01/33	350	$379,642

TOTAL NORTH CAROLINA			8,652,777

OHIO — (1.8%)
	Akron Bath Copley Joint Township Hospital District (RB), Series A
	5.000%, 11/15/29	75	81,647
	American Municipal Power, Inc. (RB)
	5.000%, 02/15/26	910	932,186
	5.000%, 02/15/29	330	337,911
¤	Big Walnut Local School District (GO)
	5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/25)	490	497,321
	County of Allen Hospital Facilities (RB)
	5.000%, 12/01/26	1,105	1,146,228
	5.000%, 08/01/29	525	555,653
	Ohio Higher Educational Facility Commission (RB)
	5.000%, 05/01/28	900	957,264
¤	St. Marys City School District (GO)
	5.000%, 12/01/27 (SD CRED PROG)	455	458,345
	State of Ohio (GO)
	5.000%, 08/01/24	2,420	2,427,197
	5.000%, 08/01/25	980	999,321
	5.000%, 09/01/25	535	546,352
	5.000%, 05/01/26	425	438,879
¤	5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	535	543,056
¤	5.000%, 05/01/27	2,810	2,810,000
	5.000%, 09/15/27	2,345	2,488,056
	5.000%, 05/01/28	1,770	1,900,354

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
OHIO — (Continued)
5.000%, 03/01/29	815	$888,754
5.000%, 05/01/35	1,105	1,153,216
State of Ohio (RB)
5.000%, 01/01/32	1,525	1,619,567
5.000%, 01/01/33	2,530	2,684,694

TOTAL OHIO		23,466,001

OKLAHOMA — (0.4%)
Cleveland County Educational Facilities Authority (RB), Series A
5.000%, 06/01/32	2,660	2,944,349
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	1,255	1,308,643
Garfield County Educational Facilities Authority (RB), Series A
5.000%, 09/01/30	1,375	1,404,709
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	480	473,907

TOTAL OKLAHOMA		6,131,608

OREGON — (2.4%)
City of Portland (GO), Series A
5.000%, 06/01/26	500	517,140
City of Portland Sewer System (RB), Series A
5.000%, 06/15/26	575	595,146
County of Multnomah (GO)
5.000%, 06/01/29	1,060	1,117,905
Deschutes County Administrative School District No. 1 Bend-La Pine (GO)
5.000%, 06/15/26 (SCH BD GTY)	4,120	4,264,166
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/32	125	133,585

		Face Amount	Value†
		(000)
OREGON — (Continued)
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO), Series B
	5.000%, 06/15/25 (SCH BD GTY)	305	$309,939
	Multnomah County School District No. 1 Portland (GO)
	5.000%, 06/15/25 (SCH BD GTY)	505	513,567
	5.000%, 06/15/27 (SCH BD GTY)	500	527,848
	5.000%, 06/15/36 (SCH BD GTY)	1,500	1,725,378
	Multnomah County School District No. 7 Reynolds (GO), Series A
	5.000%, 06/15/27 (SCH BD GTY)	1,025	1,041,653
	Oregon Health & Science University (RB), Series B
	5.000%, 07/01/33	1,310	1,343,101
	Oregon State Facilities Authority (RB), Series A
	5.000%, 06/01/32	460	470,524
	Port of Portland OR Airport (RB), Series A
	5.000%, 07/01/29	75	81,577
	Portland Community College District (GO)
	5.000%, 06/15/27	2,000	2,068,674
	5.000%, 06/15/33	1,050	1,083,225
	State of Oregon (GO)
	5.000%, 05/01/25	480	487,159
	5.000%, 05/01/27	185	194,677
¤	5.000%, 08/01/35 ETM, (Pre-refunded @ $100, 8/1/24)	2,060	2,066,047
	5.250%, 05/01/44	540	606,158

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
OREGON — (Continued)
	State of Oregon Department of Transportation (RB)
¤	5.000%, 11/15/30 ETM, (Pre-refunded @ $100, 11/15/2	460	$463,045
¤	4.000%, 11/15/32	3,535	3,541,499
	5.000%, 11/15/41	1,035	1,140,751
	Tri-County Metropolitan Transportation District of Oregon (RB), Series A
	3.250%, 10/01/34	50	48,185
	Tualatin Valley Water District (RB)
	5.000%, 06/01/43	550	599,235
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO), Series 23-J
	5.000%, 06/15/31 (SCH BD GTY)	1,050	1,102,767
	Washington & Multnomah Counties School District No. 48J Beaverton (GO)
	5.000%, 06/15/27 (SCH BD GTY)	1,265	1,334,685
¤	5.000%, 06/15/33 (SCH BD GTY)	1,695	1,697,011
¤	5.000%, 06/15/34 (SCH BD GTY)	275	275,326

TOTAL OREGON			29,349,973

PENNSYLVANIA — (2.4%)
	Baldwin Whitehall School District (GO)
	5.000%, 11/15/25 (BAM) (ST AID WITHHLDG)	890	909,740
	Bristol Township School District (GO)
	5.000%, 06/01/25 (BAM) (ST AID WITHHLDG)	165	167,212

		Face Amount	Value†
		(000)
PENNSYLVANIA — (Continued)
¤	Chartiers Valley School District (GO), Series B
	5.000%, 10/15/40 (ST AID WITHHLDG)	855	$866,345
	Chichester School District (GO)
	4.000%, 09/15/28 (AGM) (ST AID WITHHLDG)	45	46,207
	City of Philadelphia (GO)
	5.000%, 08/01/25	375	380,921
	5.000%, 08/01/27	1,835	1,935,166
	5.000%, 08/01/27	320	324,776
	5.000%, 08/01/37	1,200	1,242,718
	Commonwealth of Pennsylvania (GO)
	5.000%, 10/01/24	1,280	1,286,763
	County of Lackawanna (GO), Series B
	4.000%, 09/01/30 (BAM)	190	192,260
	County of Lehigh (RB)
	5.000%, 07/01/29	1,200	1,274,732
	County of Montgomery (GO)
	5.000%, 07/01/26	2,000	2,073,430
	Delaware River Port Authority (RB), Series A
	5.000%, 01/01/35	150	161,848
	East Stroudsburg Area School District (GO), Series AA
	4.000%, 09/01/27 (ST AID WITHHLDG)	60	60,532
	Monroeville Finance Authority (RB), Series B
	5.000%, 02/15/29	1,220	1,305,765
	Pennsylvania Economic Development Financing Authority (RB)
	5.000%, 02/01/28	2,500	2,504,307
	5.000%, 02/01/29	1,000	1,001,696

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
PENNSYLVANIA — (Continued)
	5.000%, 02/01/33	175	$175,194
	Pennsylvania Higher Educational Facilities Authority (RB)
	5.000%, 06/15/26	535	552,016
	5.000%, 05/01/29	60	61,012
	5.000%, 05/01/34	770	780,880
	Pennsylvania Turnpike Commission (RB)
	5.000%, 12/01/33	2,520	2,585,196
	5.000%, 12/01/35	250	285,586
	5.000%, 12/01/36	1,245	1,272,333
	Philadelphia Gas Works Co. (RB), Series A
	5.000%, 08/01/28 (AGM)	55	58,488
	Pittsburgh Water & Sewer Authority (RB)
	5.000%, 09/01/26 (AGM)	1,410	1,460,739
	5.000%, 09/01/26 (AGM)	1,010	1,046,345
	5.000%, 09/01/29	905	984,735
	5.000%, 09/01/30	475	521,084
	Snyder County Higher Education Authority (RB)
	5.000%, 01/01/27	775	784,738
	Souderton Area School District (GO)
	5.000%, 11/01/24 (ST AID WITHHLDG)	1,000	1,004,908
	Southeastern Pennsylvania Transportation Authority (RB)
	5.000%, 06/01/28	235	248,039
¤	State Public School Building Authority (RB), Series B2
	5.000%, 12/01/25 (BAM) (ST APPROP)	770	775,661

TOTAL PENNSYLVANIA			28,331,372

	Face Amount	Value†
	(000)
RHODE ISLAND — (0.2%)
Rhode Island Turnpike & Bridge Authority (RB), Series A
5.000%, 10/01/32	160	$163,333
State of Rhode Island (GO)
5.000%, 12/01/41	635	707,635
5.000%, 12/01/42	610	676,454

TOTAL RHODE ISLAND.		1,547,422

SOUTH CAROLINA — (1.1%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/27 (SCSDE)	905	951,009
Anderson County School District No. 1 (GO)
5.000%, 03/01/27 (SCSDE)	2,045	2,144,154
Beaufort County School District (GO), Series C
5.000%, 03/01/26 (SCSDE)	4,410	4,543,635
Charleston Educational Excellence Finance Corp. (RB)
5.000%, 12/01/24	135	136,051
County of Charleston (GO), Series A
5.000%, 11/01/25 (ST AID WITHHLDG)	135	138,244
Greenville Health System (RB), Series B
5.000%, 05/01/29	65	65,016
Oconee County School District (GO)
5.000%, 03/01/26 (SCSDE)	940	968,485
Piedmont Municipal Power Agency (RB)
5.000%, 01/01/28	65	65,486
5.000%, 01/01/30	1,760	1,773,010
South Carolina Public Service Authority (RB)
5.000%, 12/01/25	290	291,007

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
5.000%, 12/01/26	175	$175,166
State of South Carolina (GO), Series A
5.000%, 04/01/26	1,715	1,770,123

TOTAL SOUTH CAROLINA		13,021,386

TENNESSEE — (2.2%)
¤ City of Clarksville Water Sewer & Gas (RB)
5.000%, 02/01/31 ETM, (Pre-refunded @ $100, 2/2/26)	1,030	1,057,681
City of Knoxville Electric System (RB)
5.000%, 07/01/28	780	839,415
5.000%, 07/01/29	820	898,919
City of Memphis (GO)
5.000%, 05/01/24	400	400,000
5.000%, 10/01/43	5,000	5,360,292
City of Sevierville (GO)
5.000%, 06/01/26	2,630	2,719,085
County of Bedford (GO)
5.000%, 06/01/26	1,000	1,033,873
County of Knox (GO)
5.000%, 08/01/24	260	260,716
5.000%, 06/01/25	500	507,932
5.000%, 06/01/26	200	206,856
County of Maury (GO)
5.000%, 07/01/28	1,640	1,767,587
County of Shelby (GO)
5.000%, 04/01/25	1,405	1,424,480
County of Williamson (GO)
5.000%, 04/01/39	1,830	2,059,731
5.000%, 04/01/40	4,725	5,283,051
Greeneville Health & Educational Facilities Board (RB)
5.000%, 07/01/30	110	115,279

	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Knox County Health Educational & Housing Facility Board (RB), Series A
5.000%, 01/01/33	100	$102,992
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB)
5.000%, 07/01/30	355	365,963
5.000%, 07/01/31	2,000	2,196,908
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/24	435	435,799
5.000%, 01/01/28	420	434,859
State of Tennessee (GO)
5.000%, 08/01/27	1,000	1,020,006
5.000%, 09/01/27	1,100	1,168,326
West Knox Utility District (RB)
5.000%, 06/01/25	315	319,561

TOTAL TENNESSEE		29,979,311

TEXAS — (19.7%)
Alamo Community College District (GO)
5.000%, 02/15/26	2,500	2,571,146
5.000%, 02/15/30	1,120	1,235,053
Alamo Heights Independent School District (GO), Series A
5.000%, 02/01/26 (PSF-GTD)	530	544,868
Aldine Independent School District (GO)
5.000%, 02/15/25 (PSF-GTD)	275	277,849
Alvin Independent School District (GO)
5.000%, 02/15/25 (PSF-GTD)	300	303,085

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face
		Amount	Value†
		(000)
TEXAS — (Continued)
¤	Austin Community College District (GO)
	5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	685	$697,029
	Austin Independent School District (GO)
	5.000%, 08/01/25 (PSF-GTD)	535	545,043
	5.000%, 08/01/25 (PSF-GTD)	275	280,162
	5.000%, 08/01/25	1,085	1,105,367
	5.000%, 08/01/27 (PSF-GTD)	1,430	1,475,432
	5.000%, 08/01/29	700	767,036
	5.000%, 08/01/42 (PSF-GTD)	1,100	1,198,992
	5.000%, 08/01/43	1,120	1,219,796
	Bexar County Hospital District (GO)
	5.000%, 02/15/27	1,210	1,264,239
	Birdville Independent School District (GO)
	5.000%, 02/15/27 (PSF-GTD)	500	522,699
	5.000%, 02/15/28	550	585,502
	5.000%, 02/15/29	500	541,316
	5.000%, 02/15/30	605	665,464
	Board of Regents of the University of Texas System (RB)
	5.000%, 08/15/26	165	171,171
	5.000%, 08/15/39	1,765	1,878,338
	5.000%, 08/15/43	7,435	8,094,651
	Brushy Creek Regional Utility Authority, Inc. (RB)
	4.000%, 08/01/32	270	270,121

	Face
	Amount	Value†
	(000)
TEXAS — (Continued)
Bryan Independent School District (GO)
4.000%, 02/15/30 (PSF-GTD)	1,675	$1,759,849
Carrizo Springs Consolidated Independent School District (GO)
5.000%, 08/15/25 (PSF-GTD)	975	992,846
Central Texas Regional Mobility Authority (RB)
5.000%, 01/01/26	265	270,761
5.000%, 01/01/29	50	53,324
Central Texas Turnpike System (RB), Series A
5.000%, 08/15/39	1,045	1,112,315
City of Amarillo Waterworks & Sewer System (RB)
5.000%, 04/01/28	550	588,011
5.000%, 04/01/29	870	947,332
City of Arlington (GO), Series A
5.000%, 08/15/24	500	501,660
City of Austin (GO)
5.000%, 09/01/24	510	511,916
5.000%, 09/01/25	485	494,930
5.000%, 09/01/26	140	145,516
5.000%, 09/01/29	1,790	1,969,826
City of Austin Water & Wastewater System (RB)
5.000%, 11/15/29	440	485,760
5.000%, 11/15/41	1,000	1,092,606
City of Bryan Electric System (RB)
5.000%, 07/01/28 (AGM)	980	1,043,545
City of Cedar Park (GO)
5.000%, 02/15/28	530	565,187

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face
	Amount	Value†
	(000)
TEXAS — (Continued)
City of College Station (GO)
5.000%, 02/15/28	1,015	$1,081,638
5.000%, 02/15/29	245	265,358
5.000%, 02/15/35	1,040	1,169,934
City of Dallas Hotel Occupancy Tax (RB)
5.000%, 08/15/25	570	579,354
4.000%, 08/15/27	1,115	1,112,904
City of Dallas Waterworks & Sewer System (RB), Series C
4.000%, 10/01/34	1,090	1,142,742
City of Denton (GO)
5.000%, 02/15/26	1,945	1,996,605
5.000%, 02/15/29	2,410	2,594,700
City of El Paso Water & Sewer (RB)
5.000%, 03/01/26	995	1,022,885
5.000%, 03/01/27	665	697,407
City of Fort Worth (GO)
5.000%, 03/01/26	4,895	5,035,697
5.000%, 03/01/27	2,665	2,792,661
5.000%, 03/01/36	4,690	5,252,731
5.000%, 03/01/37	2,430	2,697,859
City of Houston (GO)
5.000%, 03/01/25	570	576,640
5.000%, 03/01/27	880	921,425
5.250%, 03/01/39	500	559,174
5.250%, 03/01/40	2,800	3,116,861
5.250%, 03/01/43	5,125	5,641,018
City of Irving (GO)
5.000%, 09/15/26	960	998,376
City of Laredo Waterworks & Sewer System (RB)
5.000%, 03/01/28	1,000	1,065,084

	Face
	Amount	Value†
	(000)
TEXAS — (Continued)
City of Lewisville (GO)
5.000%, 02/15/26	370	$380,076
City of Lubbock (GO), Series A
5.000%, 02/15/25	445	449,921
City of Mount Pleasant (GO)
5.000%, 05/15/43 (AGM)	2,090	2,242,628
City of Pflugerville (GO)
4.000%, 08/01/30	1,000	1,033,581
4.000%, 08/01/31	1,940	1,958,284
5.000%, 08/01/36	1,665	1,857,327
City of Richardson (GO)
5.000%, 02/15/44	1,500	1,613,777
City of San Antonio (GO)
5.000%, 08/01/24	770	772,105
5.000%, 08/01/26	2,150	2,235,377
City of San Antonio Electric & Gas Systems (RB)
5.000%, 02/01/26	2,530	2,597,071
5.000%, 02/01/27	4,710	4,933,770
4.000%, 02/01/27	1,980	2,015,074
City of San Antonio TX Electric & Gas Systems (RB)
5.000%, 02/01/35	950	997,389
City of Seguin (GO)
5.000%, 09/01/42	2,000	2,162,071
City of Taylor (GO), Series A
5.000%, 08/15/38	1,465	1,621,645
City of Temple (GO), Series A
5.000%, 08/01/27	190	199,354
City of Waco (GO)
5.000%, 02/01/26	1,340	1,375,983
Clear Lake City Water Authority (GO)
5.000%, 03/01/27	200	207,602

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face
		Amount	Value†
		(000)
TEXAS — (Continued)
	Clifton Higher Education Finance Corp. (RB), Series T
	5.000%, 08/15/25 (PSF-GTD)	20	$20,215
	Comal Independent School District (GO) 5.000%, 02/01/28 (PSF-GTD)	500	533,340
	Conroe Independent School District (GO), Series A
	5.000%, 02/15/26 (PSF-GTD)	990	1,018,000
	County of Bexar (RB)
	5.000%, 08/15/27	340	355,581
	County of Collin (GO)
	5.000%, 02/15/29	1,010	1,095,329
	County of Fort Bend Toll Road (RB)
	5.000%, 03/01/36	15	15,159
	County of Harris (GO)
	5.000%, 10/01/25	615	627,739
	5.000%, 10/01/26	2,190	2,229,317
	5.000%, 09/15/28	1,125	1,210,502
	5.000%, 10/01/29	1,125	1,231,035
	5.000%, 09/15/42	1,460	1,589,470
	County of Midland (GO)
	5.000%, 02/15/42	3,890	4,241,058
	County of Tarrant (GO)
	5.000%, 07/15/26	555	575,211
	County of Williamson (GO)
	5.000%, 02/15/27	1,100	1,152,898
	5.000%, 02/15/30	2,620	2,842,264
	Crowley Independent School District (GO)
¤	5.000%, 08/01/36 (PSF-GTD)	1,065	1,083,049
	5.000%, 02/01/37 (PSF-GTD)	750	841,927
¤	4.000%, 08/01/39 (PSF-GTD)	175	175,852

		Face
		Amount	Value†
		(000)
TEXAS — (Continued)
	Cypress-Fairbanks Independent School District (GO)
	5.000%, 02/15/28 (PSF-GTD)	380	$405,243
	Dallas Area Rapid Transit (RB)
¤	5.000%, 12/01/28 ETM, (Pre-refunded @ $100, 12/1/25)	1,115	1,143,392
¤	5.000%, 12/01/32 (Pre- refunded @ $100, 12/1/24)	455	458,737
¤	5.000%, 12/01/36 ETM, (Pre-refunded @ $100, 12/1/25)	910	933,172
¤	5.000%, 12/01/46 ETM, (Pre-refunded @ $100, 12/1/25)	1,290	1,322,848
	Dallas College (GO) 5.000%, 02/15/29	1,470	1,596,237
	Dallas County Utility & Reclamation District (GO)
	5.000%, 02/15/26	345	352,170
	Dallas Fort Worth International Airport (RB)
	5.000%, 11/01/24	385	387,370
	5.000%, 11/01/30	320	356,560
	Dallas Independent School District (GO)
	5.000%, 08/15/24 (PSF-GTD)	505	506,749
	5.000%, 02/15/25 (PSF-GTD)	665	672,768
	5.000%, 02/15/29 (PSF-GTD)	950	1,034,278
	5.000%, 02/15/41 (PSF-GTD)	2,915	3,176,095
	Del Valle Independent School District (GO)
	5.000%, 06/15/26 (PSF-GTD)	615	636,293

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face
	Amount	Value†
	(000)
TEXAS — (Continued)
Dickinson Independent School District (GO), Series A
5.000%, 02/15/25 (PSF-GTD)	340	$343,892
Dripping Springs Independent School District (GO)
5.000%, 02/15/38 (PSF-GTD)	325	362,688
Eagle Mountain & Saginaw Independent School District (GO)
5.000%, 08/15/27 (PSF-GTD)	1,275	1,347,275
El Paso Independent School District (GO)
5.000%, 08/15/26 (PSF-GTD)	1,050	1,089,286
Fort Bend County Municipal Utility District No. 182 (GO)
5.250%, 09/01/29 (BAM)	1,135	1,229,696
Fort Worth Independent School District (GO), Series A
5.000%, 02/15/32 (PSF-GTD)	2,075	2,253,088
Frisco Independent School District (GO)
4.000%, 02/15/28 (PSF-GTD)	3,745	3,850,262
5.000%, 02/15/28 (PSF-GTD)	390	416,770
Galveston Independent School District (GO)
5.000%, 02/01/27 (PSF-GTD)	420	438,952
Gulf Coast Authority (RB), Series B
5.000%, 10/01/29	1,250	1,353,555
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	105	107,466
5.000%, 05/15/27	760	792,803

	Face
	Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 05/15/28	300	$318,357
5.000%, 07/01/28	490	520,039
3.000%, 10/01/40	245	205,198
Harris County Flood Control District (GO)
4.000%, 10/01/24	1,035	1,035,810
5.000%, 10/01/27	1,685	1,788,268
Hays Consolidated Independent School District (GO)
5.000%, 02/15/27 (PSF-GTD)	410	429,282
Houston Community College System (GO)
5.000%, 02/15/28	1,590	1,692,643
5.000%, 02/15/35	1,450	1,566,438
Houston Independent School District (GO)
5.000%, 02/15/25 (PSF-GTD)	655	662,193
5.000%, 02/15/26 (PSF-GTD)	645	663,356
Hurst-Euless-Bedford Independent School District (GO)
5.000%, 08/15/43 (PSF-GTD)	3,450	3,805,127
Hutto Independent School District (GO)
5.000%, 08/01/26 (PSF-GTD)	150	155,201
5.000%, 08/01/27 (PSF-GTD)	195	205,282
Katy Independent School District (GO)
5.000%, 02/15/27 (PSF-GTD)	350	366,460
5.000%, 02/15/30 (PSF-GTD)	2,825	2,961,227

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face
		Amount	Value†
		(000)
TEXAS — (Continued)
	Lake Travis Independent School District (GO), Series A
	5.000%, 02/15/25 (PSF-GTD)	450	$454,627
	Lamar Consolidated Independent School District (GO)
	5.000%, 02/15/28 (PSF-GTD)	2,155	2,178,035
	5.000%, 02/15/30	1,145	1,260,707
	Lower Colorado River Authority (RB)
	5.000%, 05/15/24	190	190,063
	5.000%, 05/15/25	65	65,933
	5.000%, 05/15/26 (AGM)	2,020	2,083,264
	3.000%, 05/15/26	125	121,274
	5.000%, 05/15/29	100	108,401
	5.000%, 05/15/32 (AGM)	445	496,222
	5.000%, 05/15/33	1,655	1,786,023
	5.000%, 05/15/41	275	291,870
¤	Mansfield Independent School District (GO)
	5.000%, 02/15/28 (PSF-GTD)	215	217,082
	Navasota Independent School District (GO)
¤	5.000%, 02/15/30 (PSF-GTD)	725	732,022
¤	5.000%, 02/15/32 (PSF-GTD)	670	676,489
	North Texas Tollway Authority (RB)
	5.000%, 01/01/26	515	528,226
	5.000%, 01/01/27	1,035	1,080,748
	5.000%, 01/01/39	3,000	3,123,611
	Northside Independent School District (GO)

	Face
	Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 08/15/24 (PSF-GTD)	110	$110,371
5.000%, 08/01/26 (PSF-GTD)	500	518,655
Northwest Independent School District (GO)
5.000%, 02/15/38 (PSF-GTD)	2,810	3,109,161
Permanent University Fund - University of Texas System (RB), Series B
5.000%, 07/01/27	595	613,954
Pflugerville Independent School District (GO), Series A
5.000%, 02/15/41	1,010	1,097,025
Plano Independent School District (GO)
5.000%, 02/15/29	2,085	2,272,780
Richardson Independent School District (GO)
5.000%, 02/15/27 (PSF-GTD)	620	649,496
5.000%, 02/15/29 (PSF-GTD)	390	424,054
Roma Independent School District (GO)
4.000%, 02/15/26 (PSF-GTD)	60	60,583
Round Rock Independent School District (GO)
5.000%, 08/01/26 (PSF-GTD)	495	513,468
5.000%, 08/01/29 (PSF-GTD)	1,915	2,096,545
San Antonio Independent School District (GO)
5.000%, 08/15/24 (PSF-GTD)	480	481,511
5.000%, 08/15/26 (PSF-GTD)	1,165	1,208,328

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face
		Amount	Value†
		(000)
TEXAS — (Continued)
	5.000%, 08/15/27 (PSF-GTD)	770	$814,389
	5.000%, 08/15/28 (PSF-GTD)	1,485	1,601,735
	5.000%, 08/15/28 (PSF-GTD)	2,605	2,809,777
	5.000%, 08/15/29 (PSF-GTD)	500	549,308
	State of Texas (GO)
	5.000%, 10/01/24	345	346,880
	5.000%, 10/01/26	1,050	1,079,324
	5.000%, 04/01/27	2,525	2,602,528
	5.000%, 04/01/27	2,760	2,844,744
	5.000%, 10/01/31	1,550	1,632,446
	5.000%, 10/01/32	2,555	2,686,943
¤	5.000%, 10/01/39 (Pre- refunded @ $100, 10/1/24)	360	361,775
	Tarrant County College District (GO)
	5.000%, 08/15/26	1,215	1,259,886
	Tarrant County Cultural Education Facilities Finance Corp. (RB), Series B
	5.000%, 07/01/28	200	211,624
	Tarrant Regional Water District Water Supply System (RB), Series A
	5.000%, 03/01/27	1,665	1,708,393
	Temple Independent School District (GO)
	5.000%, 02/01/27 (PSF-GTD)	795	831,513
	5.000%, 02/01/43 (PSF-GTD)	1,575	1,707,352
	Texas City Independent School District (GO)
	5.000%, 08/15/39 (PSF-GTD)	1,700	1,867,209

		Face
		Amount	Value†
		(000)
TEXAS — (Continued)
	Texas State Technical College (RB)
	5.000%, 08/01/29 (AGM)	740	$804,883
	Texas Transportation Commission (GO)
	5.000%, 04/01/43	535	585,283
	Texas Transportation Commission State Highway Fund (RB)
	5.000%, 04/01/25	1,515	1,533,532
	5.000%, 10/01/29	1,000	1,029,562
	Timber Lane Utility District (GO), Series A
	4.000%, 08/01/25 (AGM)	60	60,153
	Tomball Independent School District (GO)
	5.000%, 02/15/29 (PSF-GTD)	575	623,873
	Town of Prosper (GO)
	5.000%, 02/15/26	280	287,380
	Trinity River Authority Central Regional Wastewater System (RB)
	3.000%, 08/01/25	200	197,157
	5.000%, 08/01/29	570	624,876
	Trinity River Authority Denton Creek Wastewater Treatment System (RB)
	5.000%, 02/01/26	325	333,894
	Upper Trinity Regional Water District (RB)
	5.000%, 08/01/31 (BAM)	260	289,020
¤	Via Metropolitan Transit Advanced Transportation District (RB)
	5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/24)	200	200,532
	Waco Independent School District (GO)
	5.000%, 08/15/26 (PSF-GTD)	250	258,628

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face
	Amount	Value†
	(000)
TEXAS — (Continued)
Washington County Junior College District (RB)
5.000%, 10/01/29 (AGM)	1,700	$1,833,871
Waxahachie Independent School District (GO)
5.000%, 02/15/27 (PSF-GTD)	520	543,325
West Travis County Public Utility Agency (RB)
6.500%, 08/15/26 (AGM)	435	463,437
Wylie Independent School District (GO)
5.000%, 08/15/25 (PSF-GTD)	945	963,613
¤ Ysleta Independent School District (GO)
5.000%, 08/15/32 (PSF-GTD)	3,000	3,054,294

TOTAL TEXAS		238,657,970

UTAH — (0.2%)
Ogden City School District (GO)
5.000%, 06/15/25 (SCH BD GTY)	125	127,093
State of Utah (GO)
5.000%, 07/01/24	2,350	2,354,509
5.000%, 07/01/25	430	437,944

TOTAL UTAH		2,919,546

VERMONT — (0.0%)
State of Vermont (GO), Series A
5.000%, 08/15/27	100	106,115

VIRGINIA — (2.4%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	290	298,515
City of Danville (GO)
4.000%, 09/01/25 (ST AID WITHHLDG)	565	568,821
City of Norfolk (GO), Series A
5.000%, 09/01/36 (ST AID WITHHLDG)	225	256,917

		Face
		Amount	Value†
		(000)
VIRGINIA — (Continued)
	City of Richmond (GO), Series A
	5.000%, 03/01/30 (ST AID WITHHLDG)	1,260	$1,352,588
	City of Roanoke (GO)
	5.000%, 04/01/25 (ST AID WITHHLDG)	690	699,435
	5.000%, 04/01/26 (ST AID WITHHLDG)	745	768,805
	Commonwealth of Virginia (GO), Series B
	5.000%, 06/01/25 (ST AID WITHHLDG)	280	284,647
	County of Fairfax (GO), Series A
	4.000%, 10/01/29 (ST AID WITHHLDG)	10,505	11,039,463
	County of Henrico VA Water & Sewer (RB)
¤	5.000%, 05/01/29 ETM, (Pre-refunded @ $100, 5/1/26)	2,005	2,068,300
¤	5.000%, 05/01/30 ETM, (Pre-refunded @ $100, 5/1/26)	1,005	1,036,729
¤	5.000%, 05/01/31 ETM, (Pre-refunded @ $100, 5/1/26)	2,170	2,238,509
¤	5.000%, 05/01/33 ETM, (Pre-refunded @ $100, 5/1/26)	1,500	1,547,356
	County of Loudoun (GO)
	5.000%, 12/01/26 (ST AID WITHHLDG)	230	240,189
	5.000%, 12/01/26 (ST AID WITHHLDG)	230	240,189
	5.000%, 12/01/28 (ST AID WITHHLDG)	4,500	4,900,346

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face
	Amount	Value†
	(000)
VIRGINIA — (Continued)
4.000%, 12/01/34 (ST AID WITHHLDG)	1,005	$1,005,492

TOTAL VIRGINIA		28,546,301

WASHINGTON — (7.0%)
Auburn School District No. 408 of King & Pierce Counties (GO)
5.000%, 12/01/26 (SCH BD GTY)	2,235	2,334,072
City of Seattle Drainage & Wastewater (RB)
5.000%, 07/01/26	4,080	4,217,788
5.000%, 09/01/29	1,420	1,561,261
5.000%, 09/01/29	3,490	3,688,369
City of Seattle Water System (RB)
5.000%, 05/01/28	2,545	2,576,299
County of King (GO)
5.000%, 07/01/24	1,085	1,086,998
4.000%, 01/01/26	170	171,612
5.000%, 06/01/29	665	728,266
County of King Sewer (RB), Series B
5.000%, 07/01/24	490	490,821
County of Pierce (GO), Series A
5.000%, 08/01/24	475	476,322
County of Spokane (GO)
5.000%, 12/01/28	560	607,542
Energy Northwest (RB)
5.000%, 07/01/24	860	861,371
5.000%, 07/01/26	3,215	3,332,432
5.000%, 07/01/26	555	563,662
5.000%, 07/01/28	11,805	12,525,516
5.000%, 07/01/37	525	594,244
5.000%, 07/01/39	1,500	1,623,215
5.000%, 07/01/40	2,545	2,764,371
5.000%, 07/01/41	2,215	2,397,473

		Face
		Amount	Value†
		(000)
WASHINGTON — (Continued)
	Franklin County School District No. 1 Pasco (GO)
	5.000%, 12/01/35 (SCH BD GTY)	1,020	$1,168,945
	King County Public Hospital District No. 1 (GO)
	5.000%, 12/01/25	285	290,751
	King County Public Hospital District No. 2 (GO)
¤	5.000%, 12/01/25 (Pre-refunded @ $100, 12/1/24)	340	342,500
¤	5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/24)	200	201,298
	King County School District No. 401 Highline (GO)
	5.000%, 12/01/41 (SCH BD GTY)	1,675	1,840,102
	King County School District No. 405 Bellevue (GO)
	5.000%, 12/01/25 (SCH BD GTY)	485	497,039
	Pierce County School District No. 3 Puyallup (GO)
	5.000%, 12/01/31 (SCH BD GTY)	4,100	4,300,592
	Snohomish County School District No. 201 Snohomish (GO)
	4.000%, 12/01/26 (SCH BD GTY)	390	397,197
	State of Washington (GO)
	5.000%, 07/01/24	300	300,561
	5.000%, 08/01/24	400	401,180
	5.000%, 08/01/25	1,175	1,197,443
	5.000%, 08/01/25	1,100	1,121,011
	5.000%, 02/01/26	1,590	1,634,790
	5.000%, 08/01/26	1,140	1,160,698

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face
	Amount	Value†
	(000)
WASHINGTON — (Continued)
4.000%, 07/01/27	1,095	$1,122,576
5.000%, 07/01/29	1,640	1,654,714
5.000%, 08/01/30	3,000	3,346,516
5.000%, 08/01/38	3,000	3,377,412
5.000%, 02/01/39	1,100	1,170,370
5.000%, 08/01/39	4,090	4,426,421
5.000%, 08/01/39	3,000	3,362,726
5.000%, 08/01/41	5,000	5,155,777
5.000%, 02/01/43	1,015	1,077,240
Washington Health Care Facilities Authority (RB)
5.000%, 08/01/25	50	50,835
5.000%, 08/01/26	100	102,618
5.000%, 08/15/34	1,050	1,090,930
5.000%, 08/15/35	1,500	1,555,737

TOTAL WASHINGTON		84,949,613

WEST VIRGINIA — (0.3%)
State of West Virginia (GO)
5.000%, 12/01/24	60	60,477
5.000%, 12/01/39	2,025	2,220,840
5.000%, 12/01/41	1,000	1,055,876
West Virginia Hospital Finance Authority (RB), Series A
5.000%, 06/01/37	230	250,311

TOTAL WEST VIRGINIA		3,587,504

WISCONSIN — (4.4%)
City of Madison (GO)
5.000%, 10/01/25	1,505	1,538,850
5.000%, 10/01/26	950	989,505
5.000%, 10/01/26	6,315	6,577,602
City of Milwaukee (GO)

	Face
	Amount	Value†
	(000)
WISCONSIN — (Continued)
5.000%, 04/01/27	445	$459,706
4.000%, 04/01/28	105	106,400
5.000%, 04/01/28	2,520	2,630,784
City of Milwaukee Sewerage System (RB), Series S7
5.000%, 06/01/24	120	120,062
Green Bay Area Public School District (GO)
5.000%, 04/01/25	650	657,548
Madison Metropolitan School District (GO)
5.000%, 03/01/30	3,690	4,061,725
Milwaukee Metropolitan Sewerage District (GO), Series A
5.000%, 10/01/25	1,000	1,021,518
Platteville School District (GO)
5.000%, 03/01/30	785	859,257
5.000%, 03/01/31	1,230	1,349,235
State of Wisconsin (GO)
5.000%, 11/01/25	2,815	2,882,643
5.000%, 11/01/26	1,590	1,658,129
5.000%, 05/01/28	835	840,661
5.000%, 05/01/29	3,070	3,357,011
5.000%, 11/01/29	1,830	1,919,869
5.000%, 05/01/31	3,020	3,367,445
5.000%, 05/01/37	370	421,136
5.000%, 05/01/37	2,370	2,665,611
5.000%, 05/01/38	2,500	2,819,853
5.000%, 05/01/40	3,000	3,055,093
5.000%, 05/01/41	5,435	6,015,908
Village of Germantown (GO), Series E
5.000%, 03/01/30	1,670	1,853,279

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin Department of Transportation (RB), Series A
5.000%, 07/01/43	2,700	$2,959,019
Wisconsin Health & Educational Facilities Authority (RB), Series A
5.000%, 08/15/32	360	364,452
WPPI Energy (RB), Series A
5.000%, 07/01/32	165	165,268

TOTAL WISCONSIN		54,717,569

TOTAL MUNICIPAL BONDS		1,203,558,258

COMMERCIAL PAPER — (1.4%)
UNITED STATES — (1.4%)
California Educational Facilities Authority
3.740%, 05/02/24	2,000	1,999,952
Harris County
3.980%, 06/13/24	1,242	1,241,595
3.800%, 08/07/24	2,000	1,999,989

	Face Amount	Value†
	(000)
UNITED STATES — (Continued)
Massachusetts Health & Educational Facilities Authority
3.590%, 05/07/24	2,595	$2,594,784
3.910%, 06/06/24	8,000	7,995,265
Massachusetts St. Health Educational Facilities Authority
3.750%, 05/07/24	1,303	1,302,854

TOTAL UNITED STATES		17,134,439

TOTAL COMMERCIAL PAPER		17,134,439

TOTAL INVESTMENT SECURITIES — (99.0%) (Cost $1,228,839,321)		1,220,692,697

	Shares	Value
INVESTMENT COMPANY — (1.0%)
UNITED STATES — (1.0%)
BlackRock Liquidity Funds MuniCash
3.378%, 12/31/99	12,518	12,518,498

TOTAL UNITED STATES		12,518,498

TOTAL INVESTMENT COMPANY		12,518,498

TOTAL INVESTMENT SECURITIES — (1.0%) (Cost $12,518,498)		12,518,498

TOTAL INVESTMENTS — (100.0%) (Cost $1,241,357,819)		$1,233,211,195

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	$—	$1,203,558,258	$—	$1,203,558,258
Commercial Paper	—	17,134,439	—	17,134,439
Investment Company	12,518,498	—	—	12,518,498

Total Investments	$12,518,498	$1,220,692,697	$—	$1,233,211,195

See accompanying Notes to Financial Statements.

DIMENSIONAL CALIFORNIA MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount	Value†
		(000)
MUNICIPAL BONDS — (96.8%)
CALIFORNIA — (96.8%)
	Alameda Corridor Transportation Authority (RB), Series A
	5.000%, 10/01/43 (AGM)	500	$548,820
	Alum Rock Union Elementary School District (GO)
	5.000%, 08/01/42 (BAM)	300	331,197
	Anaheim Housing & Public Improvements Authority (RB), Series A
	5.000%, 10/01/29	590	630,818
¤	Anaheim Public Financing Authority (RB), Series A
	5.000%, 05/01/46	40	40,000
	Arcadia Unified School District (GO)
	4.000%, 08/01/40	1,000	995,907
¤	Bay Area Toll Authority (RB)
	5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	850	855,172
	Burlingame School District (GO), Series 2020-B
	5.000%, 08/01/25	175	178,716
	California Health Facilities Financing Authority (RB)
	5.000%, 11/01/27	1,150	1,230,121
	5.000%, 02/01/28	1,500	1,518,625
	5.000%, 11/15/30	1,200	1,231,248
	5.000%, 08/15/32	1,250	1,295,196
	5.000%, 08/15/33	1,010	1,190,481
	5.000%, 08/15/41	515	560,236
	5.000%, 12/01/41	500	546,349
	5.000%, 11/01/43	355	394,464
	5.000%, 11/15/43	2,000	2,208,640
	5.000%, 12/01/43	1,250	1,351,574
	California State Public Works Board (RB)
	5.000%, 12/01/24	875	882,064
	5.000%, 02/01/25	200	202,175
	5.000%, 08/01/25	1,290	1,315,433
	5.000%, 09/01/28	750	752,752

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	4.000%, 11/01/30	400	$404,854
	4.000%, 11/01/31	1,500	1,514,952
	4.000%, 04/01/33	520	524,520
	5.000%, 05/01/34	3,000	3,431,693
	5.000%, 08/01/35	300	337,003
	5.000%, 11/01/41	750	830,090
	5.000%, 04/01/44	250	274,301
	California State University (RB)
	3.375%, 11/01/29	1,000	997,748
	5.000%, 11/01/31	570	590,732
	4.000%, 11/01/35	1,000	1,007,466
¤	5.000%, 11/01/35	845	851,033
¤	5.000%, 11/01/39	385	387,749
	Campbell Union High School District (GO), Series B
	4.000%, 08/01/37	500	501,702
	Campbell Union School District (GO)
	4.000%, 08/01/43	1,500	1,520,685
	Carlsbad Unified School District (GO)
	5.000%, 08/01/26	20	20,826
	Chabot-Las Positas Community College District (GO), Series 2016-C
	5.000%, 08/01/43	165	183,682
	Chula Vista Elementary School District (GO)
	5.000%, 08/01/38	200	229,471
	Chula Vista Elementary School District School Facilities District No. 1 (GO), Series A
	5.000%, 08/01/25	800	816,296
	Chula Vista Municipal Financing Authority (RB)
	5.000%, 05/01/26	860	890,331
	City & County of San Francisco (GO)
	5.000%, 06/15/29	1,050	1,139,358
	4.000%, 06/15/39	735	749,959
	4.000%, 06/15/41	2,060	2,087,013
	City of Los Angeles
	5.000%, 06/27/24	1,105	1,106,702
	City of Riverside CA Electric (RB), Series A
	5.000%, 10/01/43	1,275	1,435,680

DIMENSIONAL CALIFORNIA MUNICIPAL BOND ETF

CONTINUED

		Face
		Amount	Value†
		(000)
CALIFORNIA — (Continued)
	City of San Francisco CA Public Utilities Commission Water (RB)
	5.000%, 11/01/28	2,640	$2,654,426
	4.000%, 11/01/34	1,000	1,000,984
	City of Santa Clara CA Electric (RB), Series A
	5.000%, 07/01/24	1,950	1,953,752
	Compton Unified School District (GO), Series B
	4.000%, 06/01/31 (BAM)	1,250	1,275,515
	Contra Costa Transportation Authority Sales Tax (RB), Series A
	5.000%, 03/01/28	215	226,892
	County of Los Angeles
	5.000%, 06/28/24	1,520	1,522,303
	East Side Union High School District (GO), Series B
	4.000%, 08/01/34	600	601,373
¤	Escondido Union School District (GO), Series A
	4.250%, 02/01/45	2,500	2,527,342
	Evergreen School District (GO)
	3.000%, 08/01/25	75	74,339
	Foothill-De Anza Community College District (GO)
	4.000%, 08/01/37	1,500	1,510,296
¤	Fremont Unified School District (GO), Series A
	4.000%, 08/01/46	1,900	1,901,156
	Fremont Union High School District (GO), Series A
	5.000%, 08/01/33	220	234,198
	Glendale Unified School District (GO)
¤	4.000%, 09/01/30	1,010	1,032,633
¤	4.000%, 09/01/34	1,015	1,037,745
¤	4.000%, 09/01/35	1,325	1,354,692
¤	Golden State Tobacco Securitization Corp. (RB), Series A
	5.000%, 06/01/34 (ST APPROP)	305	310,565

		Face
		Amount	Value†
		(000)
CALIFORNIA — (Continued)
	Imperial Community College District (GO), Series B
	5.000%, 08/01/43 (AGM)	275	$305,938
	La Mesa-Spring Valley School District (GO)
	5.000%, 08/01/24	575	576,829
	5.000%, 08/01/25	100	102,222
	5.000%, 08/01/41	450	493,023
	Long Beach Unified School District (GO)
	5.000%, 08/01/30	1,085	1,131,699
	5.000%, 08/01/31	1,050	1,094,998
	4.000%, 08/01/41	500	498,008
	Los Alamitos Unified School District (GO), Series 2018-C
	4.000%, 08/01/42	300	306,340
	Los Angeles Community College District (GO)
	5.000%, 08/01/25	2,015	2,059,273
¤	5.000%, 08/01/26	2,500	2,508,833
	5.000%, 08/01/27	900	960,302
¤	5.000%, 08/01/28	245	245,866
¤	4.000%, 08/01/32	1,040	1,041,148
	Los Angeles County Metropolitan Transportation Authority Sales Tax (RB)
	4.000%, 07/01/31	2,820	2,820,771
	4.000%, 07/01/34	300	300,082
	4.000%, 07/01/35	400	400,109
	5.000%, 07/01/36	2,655	2,866,616
	Los Angeles County Public Works Financing Authority (RB)
	5.000%, 12/01/25	495	509,059
	5.000%, 12/01/29	155	159,800
	5.000%, 12/01/33	1,480	1,488,536
	Los Angeles Department of Water & Power (RB)
	5.000%, 07/01/24	960	961,863
	5.000%, 07/01/31	125	133,493
	5.000%, 07/01/37	3,660	3,847,983
	5.000%, 07/01/41	215	237,138
	5.000%, 07/01/43	1,000	1,114,920
	5.000%, 07/01/43	920	1,006,710
	5.000%, 07/01/43	1,000	1,109,889
	5.000%, 07/01/43	70	77,692
	Los Angeles Department of Water & Power Water System (RB)
	5.000%, 07/01/30	1,135	1,136,755

DIMENSIONAL CALIFORNIA MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	5.000%, 07/01/36	870	$910,790
	5.000%, 07/01/42	1,065	1,191,754
	5.000%, 07/01/43	1,500	1,653,799
	5.000%, 07/01/43	1,000	1,102,533
	5.000%, 07/01/43	2,000	2,236,774
	Los Angeles Unified School District (COP), Series A
	5.000%, 10/01/37	395	449,492
	Los Angeles Unified School District (GO)
	5.000%, 07/01/24	1,715	1,718,272
	5.000%, 07/01/24	1,125	1,127,146
	5.000%, 07/01/24	50	50,095
	5.000%, 07/01/25	1,200	1,203,295
	5.000%, 07/01/25	330	336,071
	5.000%, 07/01/26	150	155,482
	5.000%, 07/01/28	115	124,089
	5.000%, 07/01/29	750	752,059
	5.000%, 07/01/43	450	500,159
	Marin Community College District (GO)
¤	4.000%, 08/01/28	1,000	1,010,354
¤	5.000%, 08/01/29	1,630	1,666,645
	Menifee Union School District (GO)
	5.000%, 08/01/24	155	155,501
	5.000%, 08/01/25	150	153,333
	5.000%, 08/01/40	200	225,381
	5.000%, 08/01/41	480	536,504
	Metropolitan Water District of Southern California (RB)
¤	5.000%, 07/01/28	1,170	1,192,887
	5.000%, 07/01/40	840	921,493
	Modesto Irrigation District (RB), Series B
	5.000%, 10/01/24	1,700	1,708,794
	Monterey Peninsula Community College District (GO), Series 2020-B
	4.000%, 08/01/43	500	506,746
	Monterey Peninsula Unified School District (GO)
	5.000%, 08/01/25	2,100	2,146,659
	5.000%, 08/01/26	1,000	1,043,519
	Mount Diablo Unified School District (GO), Series B
	4.000%, 08/01/28	1,140	1,191,984
	Municipal Improvement Corp. of Los Angeles (RB)
	5.000%, 05/01/24	250	250,000

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	4.000%, 11/01/34	4,355	$4,406,805
	Napa Valley Unified School District (GO), Series C
	4.000%, 08/01/36 (AGM)	1,500	1,514,588
	Oakland Unified School District (GO)
	5.000%, 08/01/31 (AGM)	340	359,753
	5.000%, 08/01/38	815	841,677
	Orange County Sanitation District (RB), Series A
	4.000%, 02/01/37	1,360	1,367,965
	Orange County Transportation Authority (RB)
	5.000%, 10/15/24	1,015	1,021,869
¤	Oxnard School District (GO), Series 2012-C
	5.750%, 08/01/34 (BAM)	55	55,267
	Palm Springs Unified School District (GO), Series 2008-D
	4.000%, 08/01/25	1,125	1,135,942
	Pasadena Area Community College District (GO), Series A
	5.000%, 08/01/27	1,050	1,099,809
	Pasadena Unified School District (GO)
	5.000%, 08/01/25	665	679,283
	5.000%, 08/01/26	1,000	1,043,741
	Pittsburg Unified School District (GO)
	4.000%, 08/01/34	500	506,703
	Poway Unified School District (GO)
	4.000%, 08/01/29	1,000	1,000,833
	Redlands Unified School District (GO)
	5.000%, 07/01/26	65	67,500
	Redwood City School District (GO), Series A
	5.000%, 08/01/42	300	334,471
¤	Rio Elementary School District Community Facilities District (ST)
	5.000%, 09/01/35	400	401,690
	Riverside County Infrastructure Financing Authority (RB), Series A
	5.000%, 11/01/24	325	327,063

DIMENSIONAL CALIFORNIA MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
¤	Riverside County Public Financing Authority (RB)
	5.000%, 11/01/31	1,285	$1,318,425
	Sacramento City Unified School District (GO)
	5.000%, 08/01/24 (BAM)	510	511,369
	4.000%, 07/01/26 (AGM)	560	567,649
	5.000%, 08/01/26 (BAM)	570	590,737
	Sacramento Municipal Utility District (RB)
	5.000%, 08/15/40	920	1,038,735
	5.000%, 08/15/43	390	432,038
	Sacramento Transportation Authority Sales Tax (RB)
	5.000%, 10/01/38	3,015	3,483,748
	Salinas City Elementary School District (GO), Series A
	7.000%, 08/01/38 (BAM)	300	379,498
	San Diego County Regional Transportation Commission (RB), Series A
	5.000%, 04/01/42	750	839,609
	San Diego Unified School District, Series A
	5.000%, 06/28/24	2,200	2,203,628
	San Diego Unified School District (GO)
	5.000%, 07/01/25	525	535,685
	5.000%, 07/01/26	195	203,290
	5.000%, 07/01/30	1,015	1,037,755
	San Francisco Bay Area Rapid Transit District (GO)
	4.000%, 08/01/35	1,450	1,505,335
	4.000%, 08/01/36	310	316,329
	San Francisco Bay Area Rapid Transit District Sales Tax (RB)
	5.000%, 07/01/28	1,615	1,644,283
	4.000%, 07/01/34	350	359,474
	4.000%, 07/01/37	500	509,064

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	San Francisco City & County Airport Comm-San Francisco International Airport (RB), Series A
	4.000%, 05/01/25	1,000	$1,006,020
	San Francisco City & County Public Utilities Commission Power (RB), Series A
	4.000%, 11/01/41	1,700	1,732,734
	San Francisco City & County Public Utilities Commission Wastewater (RB)
	5.000%, 10/01/28	210	229,414
	5.000%, 10/01/31	1,000	1,155,242
	5.000%, 10/01/38	345	366,841
	5.250%, 10/01/42	1,325	1,504,898
	San Francisco Unified School District (GO)
	4.000%, 06/15/24	2,640	2,640,647
	4.000%, 06/15/24	2,445	2,445,599
	5.000%, 06/15/25	155	157,818
	5.000%, 06/15/26	485	485,659
	5.000%, 06/15/28	500	500,637
	4.000%, 06/15/31	1,500	1,493,010
	4.000%, 06/15/33	2,000	1,990,877
¤	San Joaquin Hills Transportation Corridor Agency (RB), Series A
	5.000%, 01/15/50	500	505,465
¤	San Jose Evergreen Community College District (GO), Series C
	5.000%, 09/01/27	1,400	1,406,146
	San Juan Unified School District (GO)
	4.000%, 08/01/43	300	304,048
	San Luis Obispo County Community College District (GO), Series D
	4.000%, 08/01/43	900	917,772
	San Mateo Foster City Public Financing Authority (RB), Series B
	5.000%, 08/01/25	1,205	1,229,862
	San Rafael City High School District (GO), Series 2022-B
	5.000%, 08/01/25	170	173,735

DIMENSIONAL CALIFORNIA MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	San Ysidro School District (GO), Series 2020-B
	5.000%, 08/01/41 (AGM)	90	$95,615
	Santa Clara County Financing Authority (RB), Series A
	4.000%, 04/01/35	360	370,677
¤	Santa Clara Valley Transportation Authority (RB), Series A
	5.000%, 04/01/34	25	25,397
¤	Santa Maria Joint Union High School District (GO)
	4.000%, 08/01/37	1,000	1,000,732
	Santa Monica-Malibu Unified School District (GO)
	4.000%, 07/01/35	3,430	3,480,969
	5.000%, 08/01/40	1,000	1,120,593
	5.000%, 08/01/42	320	355,674
	South San Francisco Unified School District (GO), Series C
	4.000%, 09/01/33	1,260	1,258,226
	South Tahoe Joint Powers Financing Authority (RB)
	5.000%, 10/01/36	230	265,134
	5.000%, 10/01/37	175	200,201
	Southern California Public Power Authority (RB)
	5.000%, 07/01/31	1,000	1,001,447
	5.000%, 07/01/36	500	500,252
	Southwestern Community College District (GO)
	4.000%, 08/01/40	685	686,715
¤	5.000%, 08/01/44	90	91,801
	State of California (GO)
	5.000%, 09/01/24	2,220	2,229,855
	5.000%, 10/01/24	2,365	2,378,755
	4.000%, 11/01/24	800	801,591
	5.000%, 11/01/24	1,905	1,918,093
	5.000%, 10/01/25	1,000	1,022,559
	4.000%, 10/01/25	1,010	1,018,956
	5.000%, 08/01/26	3,290	3,412,096
	4.000%, 09/01/26	500	508,141
	5.000%, 10/01/26	310	322,540
	5.000%, 02/01/27 (AMBAC)	185	193,700
	5.000%, 11/01/27	1,395	1,482,632
	5.000%, 08/01/28	615	650,939
	5.000%, 10/01/28	660	661,852

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	4.000%, 08/01/29	1,570	$1,589,393
	5.000%, 08/01/29	3,335	3,525,742
	5.000%, 08/01/30	4,010	4,174,406
	4.000%, 09/01/31	2,660	2,678,253
	5.000%, 09/01/32	1,250	1,297,097
	5.000%, 04/01/33	1,745	1,902,508
	5.000%, 03/01/35	145	160,331
	5.000%, 04/01/35	7,095	7,439,762
	5.000%, 10/01/35	2,000	2,058,662
	4.000%, 11/01/35	1,615	1,647,755
	4.000%, 03/01/36	1,030	1,067,843
	4.000%, 09/01/36	1,025	1,028,936
	5.000%, 10/01/37	250	277,990
	4.000%, 10/01/39	750	766,386
	5.000%, 09/01/41	720	784,948
	5.000%, 04/01/42	2,560	2,709,704
	5.000%, 10/01/42	3,700	4,082,269
	5.000%, 09/01/43	750	831,497
	State of California Department of Water Resources (RB)
¤	5.000%, 12/01/26	1,955	1,972,520
¤	5.000%, 12/01/27	920	928,245
¤	5.000%, 12/01/30	1,500	1,513,442
	Stockton Unified School District (COP)
	5.000%, 02/01/26	75	76,988
	5.000%, 02/01/29	735	780,142
	5.000%, 02/01/31	300	318,477
	Stockton Unified School District (GO)
	5.000%, 08/01/26 (BAM)	550	568,965
	5.000%, 08/01/40 (AGM)	350	392,644
	Torrance Unified School District (GO)
	4.000%, 08/01/33	5,015	5,016,667
	University of California (RB)
	5.000%, 05/15/27	600	600,223
	5.000%, 05/15/29	3,000	3,319,913
	5.000%, 05/15/31	2,000	2,284,015
	5.250%, 05/15/36	500	500,230
	5.000%, 05/15/38	805	884,705
	5.000%, 05/15/43	2,750	3,078,725
	West Contra Costa Unified School District (GO)
	5.000%, 08/01/31 (BAM)	2,500	2,869,668
	5.000%, 08/01/33 (BAM)	1,930	2,275,369

DIMENSIONAL CALIFORNIA MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Whittier Union High School District (GO), Series 2020-B
5.000%, 08/01/25	955	$976,219

TOTAL CALIFORNIA		262,353,365

TOTAL MUNICIPAL BONDS		262,353,365

COMMERCIAL PAPER — (0.8%)
UNITED STATES — (0.8%)
California Educational Facilities Authority
3.740%, 05/02/24	1,000	999,976
California Statewide Communities Development Authority
3.550%, 06/05/24	1,000	999,787

TOTAL UNITED STATES		1,999,763

	Face Amount	Value†
	(000)
UNITED STATES — (Continued)
TOTAL COMMERCIAL PAPER		$1,999,763

TOTAL INVESTMENT SECURITIES — (97.6%) (Cost $265,299,180)		264,353,128

	Shares	Value
INVESTMENT COMPANY — (2.4%)
UNITED STATES — (2.4%)
BlackRock Liquidity Funds MuniCash
3.378%, 12/31/99	6,613	6,613,863

TOTAL UNITED STATES		6,613,863

TOTAL INVESTMENT COMPANY		6,613,863

TOTAL INVESTMENT SECURITIES — (2.4%) (Cost $6,613,863)		6,613,863

TOTAL INVESTMENTS — (100.0%) (Cost $271,913,043)		$270,966,991

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	$—	$262,353,365	$—	$262,353,365
Commercial Paper	—	1,999,763	—	1,999,763
Investment Company	6,613,863	—	—	6,613,863

Total Investments	$6,613,863	$264,353,128	$—	$270,966,991

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional Core Fixed Income ETF	Dimensional Short-Duration Fixed Income ETF
ASSETS:
Investment Securities at Value (including $305,992 and $65,820 of securities on loan, respectively)	$5,979,262	$2,665,121
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $315,289 and $67,796, respectively) (Note G)	315,289	67,796
Collateral for TBA Securities	43,159	—
Foreign Currencies at Value	968	267
Cash	165,821	50,857
Unrealized Appreciation on Forward Foreign Currency Contracts	1,954	2,564
Receivables:
Investment Securities Sold	1,603	8,506
Dividends and Interest	37,727	24,122
Capital Shares Issued	—	28
Prepaid Expenses and Other Assets	9	2

Total Assets	6,545,792	2,819,263

LIABILITIES:
Payables:
Investment Securities Purchased	1,480,780	28,953
Unrealized Depreciation on Forward Foreign Currency Contracts	331	145
Upon Return of Securities Loaned	315,289	67,796
Accrued Expenses and Other Liabilities:
Advisory Fee	590	298
Administration and Accounting	27	28
Custodian	3	—
Trustee	21	10
Other Expenses	19	20

Total Liabilities	1,797,060	97,250
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$4,748,732	$2,722,013

SHARES OUTSTANDING, NO PAR VALUE	116,250,000	58,250,000

Net Asset Value, Offering and Redemption price per share	$40.85	$46.73

Investment Securities at Cost	$6,061,598	$2,675,301

Foreign Currencies at Cost	$969	$268

NET ASSETS CONSIST OF:
Paid-In Capital	$4,941,819	$2,756,967
Total Distributable Earnings (Loss)	(193,087)	(34,954)

NET ASSETS	$4,748,732	$2,722,013

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional Inflation- Protected Securities ETF	Dimensional Global Core Plus Fixed Income ETF
ASSETS:
Investment Securities at Value (including $— and $5,734 of securities on loan, respectively)	$532,482	$673,948
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $— and $5,939, respectively) (Note G)	—	5,939
Collateral for TBA Securities	—	928
Foreign Currencies at Value	—	335
Cash	—	5,306
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,421
Receivables:
Dividends and Interest	1,064	7,051
Prepaid Expenses and Other Assets	1	32

Total Assets	533,547	695,960

LIABILITIES:
Payables:
Investment Securities Purchased	—	58,008
Unrealized Depreciation on Forward Foreign Currency Contracts	—	544
Upon Return of Securities Loaned	—	5,939
Accrued Expenses and Other Liabilities:
Advisory Fee	37	91
Administration and Accounting	19	8
Custodian	1	1
Trustee	3	1
Other Expenses	5	16

Total Liabilities	65	64,608
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$533,482	$631,352

SHARES OUTSTANDING, NO PAR VALUE	13,225,000	12,150,000

Net Asset Value, Offering and Redemption price per share	$40.34	$51.96

Investment Securities at Cost	$570,961	$685,547

Foreign Currencies at Cost	$—	$335

NET ASSETS CONSIST OF:
Paid-In Capital	$578,982	$634,968
Total Distributable Earnings (Loss)	(45,500)	(3,616)

NET ASSETS	$533,482	$631,352

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional Global ex US Core Fixed Income ETF	Dimensional Global Credit ETF
ASSETS:
Investment Securities at Value (including $— and $6,647 of securities on loan, respectively)	$319,221	$214,519
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $— and $6,856, respectively) (Note G)	—	6,856
Foreign Currencies at Value	533	16
Cash	17,393	2,197
Unrealized Appreciation on Forward Foreign Currency Contracts	3,344	656
Receivables:
Investment Securities Sold	—	749
Dividends and Interest	3,525	2,752
Capital Shares Issued	—	1,323
Prepaid Expenses and Other Assets	33	31

Total Assets	344,049	229,099

LIABILITIES:
Payables:
Investment Securities Purchased	14,004	2,489
Unrealized Depreciation on Forward Foreign Currency Contracts	449	17
Upon Return of Securities Loaned	—	6,856
Accrued Expenses and Other Liabilities:
Advisory Fee	32	24
Administration and Accounting	5	6
Custodian	1	—
Trustee	1	1
Other Expenses	10	12

Total Liabilities	14,502	9,405
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$329,547	$219,694

SHARES OUTSTANDING, NO PAR VALUE	6,350,000	4,250,000

Net Asset Value, Offering and Redemption price per share	$51.90	$51.69

Investment Securities at Cost	$326,039	$216,715

Foreign Currencies at Cost	$533	$16

NET ASSETS CONSIST OF:
Paid-In Capital	$329,737	$220,241
Total Distributable Earnings (Loss)	(190)	(547)

NET ASSETS	$329,547	$219,694

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional Ultrashort Fixed Income ETF	Dimensional National Municipal Bond ETF
ASSETS:
Investment Securities at Value (including $3,174 and $— of securities on loan, respectively)	$463,065	$1,233,211
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $3,267 and $—, respectively) (Note G)	3,267	—
Cash	6,846	—
Receivables:
Dividends and Interest	2,839	15,960
Prepaid Expenses and Other Assets	31	1

Total Assets	476,048	1,249,172

LIABILITIES:
Payables:
Investment Securities Purchased	2,438	11,055
Upon Return of Securities Loaned	3,267	—
Accrued Expenses and Other Liabilities:
Advisory Fee	35	151
Administration and Accounting	6	7
Custodian	2	2
Trustee	2	7
Other Expenses	24	5

Total Liabilities	5,774	11,227
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$470,274	$1,237,945

SHARES OUTSTANDING, NO PAR VALUE	9,300,000	26,000,000

Net Asset Value, Offering and Redemption price per share	$50.57	$47.61

Investment Securities at Cost	$462,832	$1,241,358

NET ASSETS CONSIST OF:
Paid-In Capital	$468,471	$1,245,277
Total Distributable Earnings (Loss)	1,803	(7,332)

NET ASSETS	$470,274	$1,237,945

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Dimensional California Municipal Bond ETF
ASSETS:
Investment Securities at Value (including $— of securities on loan)	$270,967
Receivables:
Dividends and Interest	3,386
Prepaid Expenses and Other Assets	21

Total Assets	274,374

LIABILITIES:
Payables:
Investment Securities Purchased	5,895
Accrued Expenses and Other Liabilities:
Advisory Fee	33
Administration and Accounting	1
Trustee	1

Total Liabilities	5,930
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$268,444

SHARES OUTSTANDING, NO PAR VALUE	5,375,000

Net Asset Value, Offering and Redemption price per share	$49.94

Investment Securities at Cost	$271,913

NET ASSETS CONSIST OF:
Paid-In Capital	$268,834
Total Distributable Earnings (Loss)	(390)

NET ASSETS	$268,444

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional Core Fixed Income ETF(a)	Dimensional Short- Duration Fixed Income ETF(a)
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $60 and $10, respectively)	$105,277	$54,032
Income from Securities Lending, Net	334	109

Total Investment Income	105,611	54,141

EXPENSES:
Investment Management Fees (Note D)	3,439	1,642
Administration and Accounting	89	46
Custodian	19	7
Filing Fees	78	53
Trustees’ Fees & Expenses	18	8
Other Expenses	103	63

Total Expenses	3,746	1,819

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(92)	(67)
Fees Paid Indirectly (Note D)	(14)	—

Net Expenses	3,640	1,752

Net Investment Income (Loss)	101,971	52,389

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	22,819	(7,060)
In-Kind Transactions	738	—
Forward Currency Contracts	(232)	(1,636)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	56,983	20,271
Forward Currency Contracts	401	2,058

Net Realized and Unrealized Gain (Loss)	80,709	13,633

Net Increase (Decrease) in Net Assets Resulting from Operations	$182,680	$66,022

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional	Dimensional
	Inflation-	Global Core
	Protected	Plus Fixed
	Securities	Income
	ETF	ETF(a)(b)
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $— and $(11), respectively)	$8,007	$6,985
Dividends	103	—
Income from Securities Lending, Net	—	9

Total Investment Income	8,110	6,994

EXPENSES:
Investment Management Fees (Note D)	214	289
Administration and Accounting	14	12
Custodian	2	1
Filing Fees	6	20
Trustees’ Fees & Expenses	2	1
Deferred Offering Fees	—	2
Organization Fees	—	2
Other Expenses	24	12

Total Expenses	262	339

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(1)	(21)
Fees Paid Indirectly (Note D)	(1)	—

Net Expenses	260	318

Net Investment Income (Loss)	7,850	6,676

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(2,240)	(637)
Forward Currency Contracts	—	4,882
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	9,527	(11,763)
Forward Currency Contracts	—	1,878

Net Realized and Unrealized Gain (Loss)	7,287	(5,640)

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,137	$1,036

(a)	Portion of income is from investment in affiliated fund.
(b)	For the period from the commencement of operations on November 7, 2023 through April 30, 2024.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional
	Global ex
	US Core	Dimensional
	Fixed Income	Global Credit
	ETF(a)	ETF(a)(b)
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $(6) and $1, respectively)	$2,505	$3,102
Income from Securities Lending, Net	—	3

Total Investment Income	2,505	3,105

EXPENSES:
Investment Management Fees (Note D)	121	107
Administration and Accounting	10	10
Custodian	1	1
Filing Fees	9	8
Trustees’ Fees & Expenses	1	1
Deferred Offering Fees	2	2
Organization Fees	2	2
Exchange Listing Fee	3	2
Other Expenses	8	8

Total Expenses	157	141

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(22)	(22)

Net Expenses	135	119

Net Investment Income (Loss)	2,370	2,986

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(432)	(327)
Forward Currency Contracts	3,550	623
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(6,857)	(2,237)
Forward Currency Contracts	2,896	640

Net Realized and Unrealized Gain (Loss)	(843)	(1,301)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,527	$1,685

(a)	For the period from the commencement of operations on November 7, 2023 through April 30, 2024.
(b)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional	Dimensional
	Ultrashort	National
	Fixed Income	Municipal
	ETF(a)	Bond ETF
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $— and $—, respectively)	$6,323	$16,370
Dividends	—	266
Income from Securities Lending, Net	3	—

Total Investment Income	6,326	16,636

EXPENSES:
Investment Management Fees (Note D)	133	925
Administration and Accounting	11	28
Custodian	2	5
Filing Fees	13	16
Trustees’ Fees & Expenses	1	5
Deferred Offering Fees	2	—
Organization Fees	2	—
Exchange Listing Fee	2	3
Other Expenses	9	33

Total Expenses	175	1,015

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(9)	(31)
Fees Paid Indirectly (Note D)	—	(3)

Net Expenses	166	981

Net Investment Income (Loss)	6,160	15,655

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	75	(8)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	258	28,455

Net Realized and Unrealized Gain (Loss)	333	28,447

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,493	$44,102

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

Dimensional
California
Municipal
Bond ETF
INVESTMENT INCOME:
Interest	$3,374
Dividends	76

Total Investment Income	3,450

EXPENSES:
Investment Management Fees (Note D)	178
Administration and Accounting	8
Filing Fees	7
Trustees’ Fees & Expenses	1
Deferred Offering Fees	9
Other Expenses	12

Total Expenses	215

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(3)

Net Expenses	212

Net Investment Income (Loss)	3,238

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	9
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	4,269

Net Realized and Unrealized Gain (Loss)	4,278

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,516

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Core Fixed Income		Dimensional Short-Duration Fixed
	ETF		Income ETF
	Six months		Six months
	ended	Year ended	ended	Year ended
	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$101,971	$119,633	$52,389	$45,324
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	22,819	(103,624)	(7,060)	(27,250)
In-Kind Transactions	738	(239)	—	—
Forward Currency Contracts	(232)	13,940	(1,636)	10,468
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	56,983	(48,307)	20,271	23,419
Forward Currency Contracts	401	1,221	2,058	361

Change in Net Assets Resulting from Operations	182,680	(17,376)	66,022	52,322

Distributions:
Total Distributions	(100,580)	(116,396)	(47,485)	(43,734)

Change in Net Assets Resulting from Distributions	(100,580)	(116,396)	(47,485)	(43,734)

Capital Share Transactions:
Shares Issued	1,213,934	2,306,736	1,020,417	860,529
Cost of Shares Redeemed	(65,745)	(30,437)	—	—

Change in Net Assets Resulting from Capital Share Transactions	1,148,189	2,276,299	1,020,417	860,529

Change in Net Assets	1,230,289	2,142,527	1,038,954	869,117
Net Assets:
Beginning of Period	3,518,443	1,375,916	1,683,059	813,942

End of Period	$4,748,732	$3,518,443	$2,722,013	$1,683,059

Share Transactions:
Issued	29,100	55,450	21,800	18,550
Redeemed	(1,600)	(750)	—	—

Change in Shares	27,500	54,700	21,800	18,550

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

			Dimensional	Dimensional
			Global Core	Global ex US
	Dimensional Inflation-Protected		Plus Fixed	Core Fixed
	Securities ETF		Income ETF	Income ETF
			For the period	For the period
			November 7,	November 7,
	Six months		2023	2023
	ended	Year ended	through	through
	April 30, 2024	October 31, 2023	April 30, 2024	April 30, 2024
	(Unaudited)		(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$7,850	$15,014	$6,676	$2,370
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(2,240)	(3,867)	(637)	(432)
In-Kind Transactions	—	158	—	—
Forward Currency Contracts	—	—	4,882	3,550
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	9,527	(16,262)	(11,763)	(6,857)
Forward Currency Contracts	—	—	1,878	2,896

Change in Net Assets Resulting from Operations	15,137	(4,957)	1,036	1,527

Distributions:
Total Distributions	(4,640)	(14,230)	(4,652)	(1,717)

Change in Net Assets Resulting from Distributions	(4,640)	(14,230)	(4,652)	(1,717)

Capital Share Transactions:
Shares Issued	118,505	182,581	634,968	329,737
Cost of Shares Redeemed	—	(21,577)	—	—

Change in Net Assets Resulting from Capital Share Transactions	118,505	161,004	634,968	329,737

Change in Net Assets	129,002	141,817	631,352	329,547
Net Assets:
Beginning of Period	404,480	262,663	—	—

End of Period	$533,482	$404,480	$631,352	$329,547

Share Transactions:
Issued	2,925	4,425	12,150	6,350
Redeemed	—	(525)	—	—

Change in Shares	2,925	3,900	12,150	6,350

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional
	Global Credit	Dimensional Ultrashort Fixed
	ETF	Income ETF
	For the period		For the period
	November 7,		September 26,
	2023	Six months	2023
	through	ended	through
	April 30, 2024	April 30, 2024	October 31, 2023
	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$2,986	$6,160	$201
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(327)	75	—
Forward Currency Contracts	623	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(2,237)	258	(24)
Forward Currency Contracts	640	—	—

Change in Net Assets Resulting from Operations	1,685	6,493	177

Distributions:
Total Distributions	(2,232)	(4,787)	(80)

Change in Net Assets Resulting from Distributions	(2,232)	(4,787)	(80)

Capital Share Transactions:
Shares Issued	220,241	408,375	60,096

Change in Net Assets Resulting from Capital Share Transactions	220,241	408,375	60,096

Change in Net Assets	219,694	410,081	60,193
Net Assets:
Beginning of Period	—	60,193	—

End of Period	$219,694	$470,274	$60,193

Share Transactions:
Issued	4,250	8,100	1,200

Change in Shares	4,250	8,100	1,200

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional National Municipal		Dimensional California Municipal
	Bond ETF		Bond ETF
				For the period
	Six months		Six months	June 26, 2023
	ended	Year ended	ended	through
	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$15,655	$18,847	$3,238	$1,226
Net Realized Gain (Loss) on:
Investment Securities Sold	(8)	(1,180)	9	(12)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	28,455	(15,267)	4,269	(5,215)

Change in Net Assets Resulting from Operations	44,102	2,400	7,516	(4,001)

Distributions:
Total Distributions	(14,045)	(18,635)	(2,896)	(1,009)

Change in Net Assets Resulting from Distributions	(14,045)	(18,635)	(2,896)	(1,009)

Capital Share Transactions:
Shares Issued	228,891	432,437	87,039	185,550
Cost of Shares Redeemed	—	(25,614)	(3,755)	—

Change in Net Assets Resulting from Capital Share Transactions	228,891	406,823	83,284	185,550

Change in Net Assets	258,948	390,588	87,904	180,540
Net Assets:
Beginning of Period	978,997	588,409	180,540	—

End of Period	$1,237,945	$978,997	$268,444	$180,540

Share Transactions:
Issued	4,800	9,100	1,725	3,725
Redeemed	—	(550)	(75)	—

Change in Shares	4,800	8,550	1,650	3,725

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Core Fixed Income ETF
			Period
			November 15,
		Year	2021
	Six Months ended	ended	through
	April 30, 2024	October 31, 2023	October 31, 2022
	(Unaudited)
Net Asset Value, Beginning of Period	$39.64	$40.41	$50.03

Income From Investment Operations (a)
Net Investment Income (Loss)	0.98	1.83	1.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.22	(0.86)	(10.06)

Total from Investment Operations	2.20	0.97	(8.78)

Less Distributions:
Net Investment Income	(0.99)	(1.74)	(0.84)

Total Distributions	(0.99)	(1.74)	(0.84)

Net Asset Value, End of Period	$40.85	$39.64	$40.41

Total Return at NAV (b)(c)	5.54%	2.29%	(17.67)%

Total Return at Market (c)(d)	5.19%	2.37%	(17.46)%

Net Assets, End of Year (thousands)	$4,748,732	$3,518,443	$1,375,916
Ratio of Expenses to Average Net Assets (e)	0.17%	0.17%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.17%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets (e)	4.74%	4.40%	3.05%
Portfolio Turnover Rate (c)(f)	28%	39%	75%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Short-Duration Fixed Income ETF
			Period
			November 15,
		Year	2021
	Six Months ended	ended	through
	April 30, 2024	October 31, 2023	October 31, 2022
	(Unaudited)
Net Asset Value, Beginning of Period	$46.17	$45.47	$50.02

Income From Investment Operations (a)
Net Investment Income (Loss)	1.11	1.73	0.85
Net Gains (Losses) on Securities (Realized and Unrealized)	0.49	0.54	(4.67)

Total from Investment Operations	1.60	2.27	(3.82)

Less Distributions:
Net Investment Income	(1.04)	(1.57)	(0.73)

Total Distributions	(1.04)	(1.57)	(0.73)

Net Asset Value, End of Period	$46.73	$46.17	$45.47

Total Return at NAV (b)(c)	3.48%	5.04%	(7.68)%

Total Return at Market (c)(d)	3.49%	4.59%	(7.26)%

Net Assets, End of Year (thousands)	$2,722,013	$1,683,059	$813,942
Ratio of Expenses to Average Net Assets (e)	0.16%	0.16%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.17%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets (e)	4.78%	3.74%	1.88%
Portfolio Turnover Rate (c)(f)	26%	42%	32%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

				Dimensional
				Global Core Plus
				Fixed Income
	Dimensional Inflation-Protected Securities ETF			ETF
			Period	Period
			November 15,	November 7, 2023
		Year	2021
	Six Months ended	ended	through	through
	April 30, 2024	October 31, 2023	October 31, 2022	April 30, 2024
	(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$39.27	$41.04	$50.02	$50.06

Income From Investment Operations (a)
Net Investment Income (Loss)	0.67	1.71	2.95	1.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.80	(1.89)	(9.50)	1.44 (g)

Total from Investment Operations	1.47	(0.18)	(6.55)	2.60

Less Distributions:
Net Investment Income	(0.40)	(1.59)	(2.43)	(0.70)

Total Distributions	(0.40)	(1.59)	(2.43)	(0.70)

Net Asset Value, End of Period	$40.34	$39.27	$41.04	$51.96

Total Return at NAV (b)(c)	3.74%	(0.56)%	(13.40)%	5.19%

Total Return at Market (c)(d)	3.71%	(0.55)%	(13.30)%	5.48%

Net Assets, End of Year (thousands)	$533,482	$404,480	$262,663	$631,352
Ratio of Expenses to Average Net Assets (e)	0.11%	0.11%	0.11%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.11%	0.12%	0.14%	0.23%
Ratio of Net Investment Income to Average Net Assets (e)	3.30%	4.14%	6.84%	4.63%
Portfolio Turnover Rate (c)(f)	5%	9%	20%	4%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional
	Global ex US	Dimensional
	Core Fixed	Global Credit
	Income ETF	ETF
	Period	Period
	November 7, 2023	November 7, 2023

	through	through
	April 30, 2024	April 30, 2024
	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$50.12	$50.06

Income From Investment Operations (a)
Net Investment Income (Loss)	0.88	1.26
Net Gains (Losses) on Securities (Realized and Unrealized)	1.49 (g)	1.24 (g)

Total from Investment Operations	2.37	2.50

Less Distributions:
Net Investment Income	(0.59)	(0.87)

Total Distributions	(0.59)	(0.87)

Net Asset Value, End of Period	$51.90	$51.69

Total Return at NAV (b)(c)	4.72%	4.99%

Total Return at Market (c)(d)	5.00%	5.27%

Net Assets, End of Year (thousands)	$329,547	$219,694
Ratio of Expenses to Average Net Assets (e)	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets (e)	3.51%	5.04%
Portfolio Turnover Rate (c)(f)	6%	16%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Ultrashort Fixed Income ETF		Dimensional National Municipal Bond ETF
		Period			Period
		September 26,			November 15,
		2023		Year	2021
	Six Months ended	through	Six Months ended	ended	through
	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	October 31, 2022
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$50.16	$50.00	$46.18	$46.51	$50.12

Income From Investment Operations (a)
Net Investment Income (Loss)	1.40	0.25	0.65	1.10	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	0.18	(0.02)	1.36	(0.36)	(3.94)

Total from Investment Operations	1.58	0.23	2.01	0.74	(3.20)

Less Distributions:
Net Investment Income	(1.17)	(0.07)	(0.58)	(1.07)	(0.41)

Total Distributions	(1.17)	(0.07)	(0.58)	(1.07)	(0.41)

Net Asset Value, End of Period	$50.57	$50.16	$47.61	$46.18	$46.51

Total Return at NAV (b)(c)	3.18%	0.45%	4.36%	1.55%	(6.38)%

Total Return at Market (c)(d)	3.13%	0.56%	4.45%	1.62%	(6.39)%

Net Assets, End of Year (thousands)	$470,274	$60,193	$1,237,945	$978,997	$588,409
Ratio of Expenses to Average Net Assets (e)	0.15%	0.15%	0.17%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.16%	0.69%	0.18%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets (e)	5.57%	5.27%	2.71%	2.32%	1.62%
Portfolio Turnover Rate (c)(f)	11%	—%	3%	9%	7%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional California Municipal Bond ETF
		Period
		June 26, 2023
	Six Months ended	through
	April 30, 2024	October 31, 2023
	(Unaudited)
Net Asset Value, Beginning of Period	$48.47	$50.02

Income From Investment Operations (a)
Net Investment Income (Loss)	0.73	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	1.40	(1.70)

Total from Investment Operations	2.13	(1.23)

Less Distributions:
Net Investment Income	(0.66)	(0.32)

Total Distributions	(0.66)	(0.32)

Net Asset Value, End of Period	$49.94	$48.47

Total Return at NAV (b)(c)	4.40%	(2.47)%

Total Return at Market (c)(d)	4.51%	(2.42)%

Net Assets, End of Year (thousands)	$268,444	$180,540
Ratio of Expenses to Average Net Assets (e)	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.19%	0.24%
Ratio of Net Investment Income to Average Net Assets (e)	2.91%	2.76%
Portfolio Turnover Rate (c)(f)	12%	1%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of April 30, 2024, the Trust is comprised of thirty-eight operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional Core Fixed Income ETF	Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF	Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF	Inflation-Protected Securities ETF
Dimensional Global Core Plus Fixed Income ETF	Global Core Plus Fixed Income ETF
Dimensional Global ex US Core Fixed Income ETF	Global ex US Core Fixed Income ETF
Dimensional Global Credit ETF	Global Credit ETF
Dimensional Ultrashort Fixed Income ETF	Ultrashort Fixed Income ETF
Dimensional National Municipal Bond ETF	Municipal Bond ETF
Dimensional California Municipal Bond ETF	California Municipal Bond ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Board of Trustees of the Trust (“the Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Inflation-Protected Securities ETF, Ultrashort Fixed Income ETF, National Municipal Bond ETF, and California Municipal Bond ETF are listed and traded on the NYSE Arca, Inc. Shares of the Global Core Plus Fixed Income ETF, Global ex US Core Fixed Income ETF, and Global Credit ETF are listed and traded on the Nasdaq. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

With respect to the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Global Core Plus Fixed Income ETF, Global ex US Core Fixed Income ETF, Global Credit ETF, and Ultrashort Fixed Income ETF (the “International Fixed Income Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Fixed Income Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Fixed Income Funds do not price their shares; therefore the value of securities held by the International Fixed Income Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Certain securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, are recorded at the fair value of the securities received.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Fixed Income Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Fixed Income Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency transactions on the Statements of Operations.

4. TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/ or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (“CPI-U”). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

5. TO-BE-ANNOUNCED (TBA) COMMITMENTS

To-Be-Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

6. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

7. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least monthly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

8. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

9. OTHER

Discount and premium on debt securities purchased are amortized, using the effective interest method. Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.

C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The International Fixed Income Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended April 30, 2024 was as follows (amounts in thousands):

Forward Currency Contracts*
Core Fixed Income ETF	$404,776
Short-Duration Fixed Income ETF	281,346
Global Core Plus Fixed Income ETF	187,098
Global ex US Core Fixed Income ETF	177,533
Global Credit ETF	54,359

*	Average amount of Currency Purchase/Sold in USD.

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2024 (amounts in thousands):

	Assets	Liabilities
	Unrealized Appreciation on Forward Currency Contracts (1)	Unrealized Depreciation on Forward Currency Contracts (2)
Currency Rate Risk Exposure:
Core Fixed Income ETF	$1,954	$(331)
Short-Duration Fixed Income ETF	2,564	(145)
Global Core Plus Fixed Income ETF	2,421	(544)
Global ex US Core Fixed Income ETF	3,344	(449)
Global Credit ETF	656	(17)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Appreciation on: Forward Foreign Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Depreciation on: Forward Foreign Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) from:	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Forward Currency Contracts (1)	Forward Currency Contracts (2)
Currency Rate Risk Exposure:
Core Fixed Income ETF	$(232)	$401
Short-Duration Fixed Income ETF	(1,636)	2,058
Global Core Plus Fixed Income ETF	4,882	1,878
Global ex US Core Fixed Income ETF	3,550	2,896
Global Credit ETF	623	640

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) from: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of April 30, 2024, the Funds’ derivative assets and liabilities (by type) were as follows (amounts in thousands):

	Core Fixed Income ETF		Short-Duration Fixed Income ETF		Global Core Plus Fixed Income ETF		Global ex US Core Fixed Income ETF		Global Credit ETF
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward currency contracts	$1,954	$331	$2,564	$145	$2,421	$544	$3,344	$449	$656	$17

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1,954	$331	$2,564	$145	$2,421	$544	$3,344	$449	$656	$17

	Core Fixed Income ETF		Short-Duration Fixed Income ETF		Global Core Plus Fixed Income ETF		Global ex US Core Fixed Income ETF		Global Credit ETF
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative asset and liabilities not subject to a master netting agreement or similar agreement (“MNA”)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total assets and liabilities subject to a MNA	$1,954	$331	$2,564	$145	$2,421	$544	$3,344	$449	$656	$17

The following tables present the Funds’ derivative assets and liabilities as of April 30, 2024 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund (amounts in thousands):

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Core Fixed Income ETF
BNY Capital Markets	$709	$—	$—	$—	$709
Morgan Stanley and Co. International	31	(31)	—	—	—
State Street Bank and Trust Company	1,070	(7)	—	—	1,063
UBS Warburg	143	—	—	—	143

	$1,953	$(38)	$—	$—	$1,915

Short-Duration Fixed Income ETF
BNY Capital Markets	$86	$—	$—	$—	$86
Citigroup	5	(5)	—	—	—
HSBC Bank	79	—	—	—	79
State Street Bank and Trust Company	331	—	—	—	331
UBS Warburg	2,062	—	—	—	2,062

	$2,563	$(5)	$—	$—	$2,558

Global Core Plus Fixed Income ETF
Citigroup	$1,273	$(67)	—	—	$1,206
RBC Dominion Securities	224	(154)	—	—	70
State Street Bank and Trust Company	924	(323)	—	—	601

	$2,421	$(544)	$—	$—	$1,877

Global ex US Core Fixed Income ETF
Citigroup	$1,522	$(229)	—	—	$1,293
RBC Dominion Securities	143	(126)	—	—	17

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
State Street Bank and Trust Company	$1,678	$(95)	$—	$—	$1,583

	$3,343	$(450)	$—	$—	$2,893

Global Credit ETF
Citigroup	$85	$(6)	—	—	$79
State Street Bank and Trust Company	571	(11)	—	—	560

	$656	$(17)	$—	$—	$639

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Liabilities
Core Fixed Income ETF
Morgan Stanley and Co. International	$324	$(31)	$—	$—	$293
State Street Bank and Trust Company	7	(7)	—	—	—

	$331	$(38)	$—	$—	$293

Short-Duration Fixed Income ETF
Citigroup	$23	$(5)	$—	$—	$18
Morgan Stanley and Co. International	104	—	—	—	104
RBC Dominion Securities	18	—	—	—	18

	$145	$(5)	$—	$—	$140

Global Core Plus Fixed Income ETF
Citigroup	$67	$(67)	$—	$—	$—
RBC Dominion Securities .	154	(154)	—	—	—
State Street Bank and Trust Company	323	(323)	—	—	—

	$544	$(544)	$—	$—	$—

Global ex US Core Fixed Income ETF
Citigroup	$229	$(229)	$—	$—	$—
RBC Dominion Securities	126	(126)	—	—	—
State Street Bank and Trust Company	95	(95)	—	—	—

	$450	$(450)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Liabilities
Global Credit ETF
Citigroup	$6	$(6)	$—	$—	$—
State Street Bank and Trust Company	11	(11)	—	—	—

	$17	$(17)	$—	$—	$—

(b)

The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the Funds.

For the period ended April 30, 2024, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Management Fee
Core Fixed Income ETF	0.16%
Short-Duration Fixed Income ETF	0.15%
Inflation-Protected Securities ETF	0.09%
Global Core Plus Fixed Income ETF	0.20%
Global ex US Core Fixed Income ETF	0.18%
Global Credit ETF	0.18%
Ultrashort Fixed Income ETF	0.12%
Municipal Bond ETF	0.16%
California Municipal Bond ETF	0.16%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds, as described in the notes below. The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement will remain in effect through February 28, 2025, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended April 30, 2024, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the six months ended April 30, 2024, recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/

assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Assumed Expenses	Recovery of Previously Waived Fees/ Assumed Expenses
Core Fixed Income ETF*	0.17%	$92	$—
Short-Duration Fixed Income ETF*	0.16%	67	—
Inflation-Protected Securities ETF	0.11%	1	—
Global Core Plus Fixed Income ETF	0.22%	21	—
Global ex US Core Fixed Income ETF	0.20%	22	—
Global Credit ETF	0.20%	22	—
Ultrashort Fixed Income ETF	0.15%	9	—
Municipal Bond ETF*	0.17%	31	—
California Municipal Bond ETF	0.19%	3	—

*

The expense limitation amounts were reduced effective February 28, 2023. Prior to February 28, 2023, the expense limitation amounts were 0.19% for the Core Fixed Income ETF, 0.18% for the Short-Duration Fixed Income ETF, and 0.18% for the Municipal Bond ETF.

	Previously Waived Fees/Assumed Expenses Subject to Future Recovery
	Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
Core Fixed Income ETF	$—	$47	$419	$92	$558
Short-Duration Fixed Income ETF	—	80	162	67	309
Inflation-Protected Securities ETF	—	50	51	1	102
Global Core Plus Fixed Income ETF	—	—	—	21	21
Global ex US Core Fixed Income ETF	—	—	—	22	22
Global Credit ETF	—	—	—	22	22
Ultrashort Fixed Income ETF	—	—	21	9	30
Municipal Bond ETF	—	35	127	31	193
California Municipal Bond ETF	—	—	23	3	26

2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended April 30, 2024, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Core Fixed Income ETF	$14
Inflation-Protected Securities ETF	1
Municipal Bond ETF	3

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

4. DISTRIBUTION

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO) receive no compensation from the Trust. For the period ended April 30, 2024, the total related amounts paid by the Trust to the CCO was $33 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Core Fixed Income ETF	$5
Short-Duration Fixed Income ETF	3
Inflation-Protected Securities ETF	1
Municipal Bond ETF	1

F. FEDERAL INCOME TAXES

Each Fund has qualified (with respect to the Global Core Plus Fixed Income ETF, Global ex US Core Fixed Income ETF, and Global Credit ETF, intend to qualify) and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the periods ended October 31, 2022 and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
Core Fixed Income ETF
2022	$15,999	$—	$—	$15,999
2023	116,396	—	—	116,396
Short-Duration Fixed Income ETF
2022	11,714	—	—	11,714
2023	43,734	—	—	43,734

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
Inflation-Protected Securities ETF
2022	$10,764	$—	$—	$10,764
2023	14,230	—	—	14,230
Ultrashort Fixed Income ETF
2023	80	—	—	80
Municipal Bond ETF
2022	—	—	3,175	3,175
2023	—	—	18,635	18,635
California Municipal Bond ETF
2023	—	—	1,009	1,009

California Municipal Bond ETF and Ultrashort Fixed Income ETF commenced operations on June 26, 2023 and September 26, 2023, respectively, and did not pay any distributions for the year ended October 31, 2022.

Global Core Plus Fixed Income ETF, Global ex US Core Fixed Income ETF, and Global Credit ETF commenced operations on November 7, 2023 and did not pay distributions for the years ended October 31, 2023 and October 31, 2022.

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Core Fixed Income ETF	$132	$—	$132
Inflation-Protected Securities ETF	30	—	30
Municipal Bond ETF	32	—	32

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Tax-Exempt Net Investment Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) (1)	Total Net Distributable Earnings (Accumulated Losses)
Core Fixed Income ETF	$19,396	$—	$—	$(152,714)	$(141,870)	$(275,188)
Short-Duration Fixed Income ETF	7,796	—	—	(30,479)	(30,808)	(53,491)
Inflation-Protected Securities ETF	1,030	—	—	(8,636)	(48,391)	(55,997)
Ultrashort Fixed Income ETF	134	—	—	—	(37)	97
Municipal Bond ETF	49	811	—	(1,625)	(36,625)	(37,390)
California Municipal Bond ETF	—	236	—	(12)	(5,234)	(5,010)

(1)

The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and difference between book and tax amortization methods for premium and market discounts.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Core Fixed Income ETF	$152,714	$152,714
Short-Duration Fixed Income ETF	30,479	30,479
Inflation-Protected Securities ETF	8,636	8,636
Municipal Bond ETF	1,625	1,625
California Municipal Bond ETF	12	12

During the year ended October 31, 2023, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Fixed Income ETF	$6,380,623	$18,402	$(104,474)	$(86,072)
Short-Duration Fixed Income ETF	2,743,802	4,808	(15,693)	(10,885)
Inflation-Protected Securities ETF	571,346	—	(38,864)	(38,864)
Global Core Plus Fixed Income ETF	693,466	1,264	(14,843)	(13,579)
Global ex US Core Fixed Income ETF	329,032	618	(10,429)	(9,811)
Global Credit ETF	224,239	760	(3,624)	(2,864)
Ultrashort Fixed Income ETF	466,098	302	(69)	233
Municipal Bond ETF	1,241,370	6,682	(14,841)	(8,159)
California Municipal Bond ETF	271,913	660	(1,606)	(946)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

As of April 30, 2024, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

H. AFFILIATED TRADES

Cross trades for the period ended April 30, 2024, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust. For the period ended April 30, 2024, the Funds did not engage in any Rule 17a-7 transactions under the Rule.

For the period ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distributions
Core Fixed Income ETF
The DFA Short Term Investment Fund	$67,509	$1,069,276	$821,496	$—	$—	$315,289	27,255	$7,140	$—

Total	$67,509	$1,069,276	$821,496	$—	$—	$315,289	27,255	$7,140	$—

Short-Duration Fixed Income ETF
The DFA Short Term Investment Fund	$28,417	$288,067	$248,688	$—	$—	$67,796	5,861	$1,665	$—

Total	$28,417	$288,067	$248,688	$—	$—	$67,796	5,861	$1,665	$—

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distributions
Global Core Plus Fixed Income ETF
The DFA Short Term Investment Fund	$—	$11,744	$5,805	$—	$—	$5,939	513	$76	$—

Total	$—	$11,744	$5,805	$—	$—	$5,939	513	$76	$—

Global Credit ETF
The DFA Short Term Investment Fund	$—	$8,394	$1,538	$—	$—	$6,856	593	$94	$—

Total	$—	$8,394	$1,538	$—	$—	$6,856	593	$94	$—

Ultrashort Fixed Income ETF
The DFA Short Term Investment Fund	$725	$14,005	$11,463	$—	$—	$3,267	282	$35	$—

Total	$725	$14,005	$11,463	$—	$—	$3,267	282	$35	$—

I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2024 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Core Fixed Income ETF	$987,721	$651,924	$993,115	$965,537
Short-Duration Fixed Income ETF	204,102	77,271	611,595	448,548
Inflation-Protected Securities ETF	142,727	28,226	24,632	28,226
Global Core Plus Fixed Income ETF	18,714	—	222,186	9,735
Global ex US Core Fixed Income ETF	3,034	1,058	146,243	6,941
Global Credit ETF	301	—	91,857	16,024
Ultrashort Fixed Income ETF	61,980	9,736	74,398	9,440
Municipal Bond ETF	—	—	207,827	33,025
California Municipal Bond ETF	—	—	90,741	24,146

In-kind transactions for the period ended April 30, 2024 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Core Fixed Income ETF	$644,546	36,204	$549,146	$29,017
Short-Duration Fixed Income ETF	161,082	—	834,480	—
Inflation-Protected Securities ETF	52,045	—	66,050	—
Global Core Plus Fixed Income ETF	155	—	353,363	—
Global ex US Core Fixed Income ETF	—	—	143,687	—
Global Credit ETF	7,552	—	104,628	—
Ultrashort Fixed Income ETF	33,028	—	236,778	—
Municipal Bond ETF	—	—	1,065	—

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Dimensional Inflation-Protected Securities ETF may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Fund may not pay income and the Fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Fund’s value. For example, if interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Fund at the time of such adjustments (which generally would be distributed by the Fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Funds under this line of credit during the period ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended April 30, 2024.

M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Funds until the 2024 annual shareholder reports and will have no effect on the Funds’ accounting policies or financial statements.

N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Core Fixed Income ETF	1	100%
Short-Duration Fixed Income ETF	1	100%
Inflation-Protected Securities ETF	1	100%
Global Core Plus Fixed Income ETF	1	100%
Global ex US Core Fixed Income ETF	1	100%
Global Credit ETF	1	100%
Ultrashort Fixed Income ETF	1	100%
Municipal Bond ETF	1	100%
California Municipal Bond ETF	1	100%

O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Trustees of Dimensional ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio, except Dimensional California Municipal Bond ETF, Dimensional Global Core Plus Fixed Income ETF, Dimensional Global ex US Core Fixed Income ETF, Dimensional Global Credit ETF and Dimensional Ultra Short Fixed Income ETF (collectively, the “Funds”) and a Fund’s sub-advisory agreements. Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

At the Board meeting held on June 22, 2023 (the “June Meeting”), the Board considered the approval of the Investment Management Agreements for the Dimensional Global Core Plus Fixed Income ETF, Dimensional Global ex US Core Fixed Income ETF, Dimensional Global Credit ETF and Dimensional Ultra Short Fixed Income ETF (collectively, the “New Funds”) and each New Fund’s sub-advisory agreements. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to the New Funds.

At the June Meeting, the Board considered a number of factors when considering the approval of each Management Agreement for a New Fund, including: (i) the nature, extent and quality of services to be provided by the Advisor to each New Fund; (ii) the performance of the Advisor; (iii) the fees and expenses to be borne by each New Fund; (iv) the profitability to be realized by the Advisor from the relationship with each New Fund; and (v) whether economies of scale would be realized by the Advisor with respect to each New Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services to be provided by the Advisor to a New Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals that will be providing management services to the New Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process for each New Fund and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services that will be provided by the Advisor, including administrative services. After analyzing the caliber of services to be provided by the Advisor to each New Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to each New Fund were consistent the New Fund’s anticipated operational requirements.

The Board also noted that, as each New Fund had not yet commenced investment operations, there was no investment performance for each New Fund or the Advisor in managing the New Fund for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with each New Fund because each New Fund had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also considered the proposed fees and projected expenses for each New Fund, and compared the fees to be charged to a New Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other funds managed by third parties in each New Fund’s anticipated peer group for comparable services. The Board concluded, among other things, that the proposed management fee and anticipated total expenses of each New Fund appeared to compare favorably to expected peer funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed management fee for each New Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the New Fund’s peer group. The Board also noted that the Advisor had agreed to a contractual fee waiver arrangement to limit the expenses of each New Fund. The Board also concluded that the shareholders of each New Fund were likely to receive reasonable value in return for paying the fees and expenses of the New Fund. The Board also concluded that, given each New Fund’s proposed management fee and each New Fund’s likely ranking among peer funds with respect to fees, economies of scale and the reflection of such economies of scale in the level of management fee charged were inapplicable to each New Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Management Agreements for each New Fund was in the best interests of the New Fund and its shareholders.

DFA043024-018S

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DIMENSIONAL ETF TRUST

Dimensional US Sustainability Core 1 ETF

Dimensional International Sustainability Core 1 ETF

Dimensional Emerging Markets Sustainability Core 1 ETF

Dimensional Global Sustainability Fixed Income ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec. gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling collect to (512) 306-7400, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments/Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
GDR	Global Depositary Receipt
JPY	Japanese Yen
MTN	Medium-Term Note
NYS	New York Registry Shares
NZD	New Zealand Dollars
OAT	Obligations assimilables du Tresor
PLC	Public Limited Company
SA	Special Assessment
TBA	To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USD	United States Dollars

Investment Footnotes
*	Non-Income Producing Securities
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/ or Non-Income Producing Securities.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan
§	Affiliated Fund
^	Denominated in USD, unless otherwise noted.
@	Security purchased with cash collateral received from Securities on Loan

2

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights
(a)	Computed using average shares outstanding
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Not annualized for periods less than one year
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year
(f)	Excludes impact of in-kind transactions

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission
Ʊ	Commencement of operations.

3

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLES

		For the period ended April 30, 2024
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional US Sustainability Core 1 ETF

Actual Fund Return	$1,000.00	$1,220.00	0.18%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

Dimensional International Sustainability Core 1 ETF

Actual Fund Return	$1,000.00	$1,193.00	0.24%	$1.31
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

Dimensional Emerging Markets Sustainability Core 1 ETF

Actual Fund Return	$1,000.00	$1,157.60	0.41%	$2.20
Hypothetical 5% Annual Return	$1,000.00	$1,022.82	0.41%	$2.06

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional Global Sustainability Fixed Income ETF

Actual Fund Return	$1,000.00	$1,068.20	0.24%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

5

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on March 28, 2024. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Investments” in lieu of a full Schedule of Investments. The Summary Schedule of Investments reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Investments identifies each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional US Sustainability Core 1 ETF
Communication Services	9.1%
Consumer Discretionary	11.9%
Consumer Staples	6.1%
Energy	2.4%
Financials	16.5%
Health Care	12.6%
Industrials	13.7%
Information Technology	23.6%
Materials	2.9%
Real Estate	0.4%
Utilities	0.8%

100.0%

Dimensional International Sustainability Core 1 ETF
Communication Services	4.8%
Consumer Discretionary	14.2%
Consumer Staples	6.9%
Energy	1.5%
Financials	19.7%
Health Care	10.4%
Industrials	21.1%
Information Technology	9.6%
Materials	7.3%
Real Estate	2.1%
Utilities	2.4%

100.0%

Dimensional Emerging Markets Sustainability Core 1 ETF
Communication Services	7.8%
Consumer Discretionary	13.1%
Consumer Staples	6.3%
Energy	1.7%
Financials	18.7%
Health Care	5.8%
Industrials	11.9%
Information Technology	22.3%
Materials	7.1%
Real Estate	2.9%
Utilities	2.4%

100.0%

Dimensional Global Sustainability Fixed Income ETF
Communication Services	4.3%
Consumer Discretionary	4.3%
Consumer Staples	1.7%
Energy	0.6%
Financials	39.5%
Health Care	3.9%
Industrials	4.7%
Information Technology	5.5%
Materials	0.1%
Real Estate	2.4%
Sovereign Bond	15.8%
U.S. Government	17.0%
Utilities	0.2%

100.0%

6

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (8.8%)
* Alphabet, Inc., Class A	107,231	$17,455,062	1.9%
* Alphabet, Inc., Class C	95,191	15,672,246	1.7%
Comcast Corp., Class A	93,880	3,577,767	0.4%
Meta Platforms, Inc., Class A	58,142	25,010,944	2.8%
* Netflix, Inc.	6,412	3,530,704	0.4%
Verizon Communications, Inc.	95,836	3,784,564	0.4%
Other Securities		13,485,583	1.5%

TOTAL COMMUNICATION SERVICES		82,516,870	9.1%

CONSUMER DISCRETIONARY — (11.6%)
* Amazon.com, Inc.	129,172	22,605,100	2.5%
Booking Holdings, Inc.	1,109	3,828,301	0.4%
Home Depot, Inc. (The)	25,749	8,605,831	1.0%
McDonald’s Corp.	13,763	3,757,850	0.4%
* Tesla, Inc.	35,044	6,422,864	0.7%
TJX Cos., Inc. (The)	32,042	3,014,832	0.3%
Other Securities		59,877,426	6.6%

TOTAL CONSUMER DISCRETIONARY		108,112,204	11.9%

CONSUMER STAPLES — (6.0%)
Coca-Cola Co. (The)	88,888	5,490,612	0.6%
Costco Wholesale Corp.	9,865	7,131,408	0.8%
PepsiCo, Inc.	21,434	3,770,455	0.4%
Procter & Gamble Co. (The)	42,030	6,859,296	0.8%
Walmart, Inc.	88,015	5,223,690	0.6%
Other Securities		27,050,114	2.9%

TOTAL CONSUMER STAPLES		55,525,575	6.1%

ENERGY — (2.3%)
Marathon Petroleum Corp.	16,818	3,056,167	0.3%
Other Securities		18,670,716	2.1%

TOTAL ENERGY		21,726,883	2.4%

FINANCIALS — (16.1%)
American Express Co.	16,952	3,967,277	0.5%
Bank of America Corp.	85,562	3,166,650	0.4%
JPMorgan Chase & Co.	52,787	10,121,379	1.1%
Mastercard, Inc., Class A	18,466	8,331,859	0.9%
Morgan Stanley	31,936	2,901,066	0.3%
Prudential Financial, Inc.	26,112	2,884,854	0.3%
# Visa, Inc., Class A	33,035	8,873,531	1.0%
Other Securities		109,529,689	12.0%

TOTAL FINANCIALS		149,776,305	16.5%

HEALTH CARE — (12.3%)
AbbVie, Inc.	39,508	6,425,581	0.7%
Cigna Group (The)	12,438	4,440,864	0.5%
Elevance Health, Inc.	7,266	3,840,662	0.4%
Eli Lilly & Co.	10,651	8,319,496	0.9%
Johnson & Johnson	62,647	9,058,130	1.0%
Merck & Co., Inc.	33,150	4,283,643	0.5%
Thermo Fisher Scientific, Inc.	7,229	4,111,277	0.5%
UnitedHealth Group, Inc.	24,627	11,912,080	1.3%

7

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$61,940,300	6.8%

TOTAL HEALTH CARE		114,332,033	12.6%

INDUSTRIALS — (13.4%)
Automatic Data Processing, Inc.	14,148	3,422,260	0.4%
Caterpillar, Inc.	15,768	5,275,500	0.6%
Deere & Co.	8,662	3,390,393	0.4%
United Rentals, Inc.	4,260	2,845,637	0.3%
Other Securities		109,559,556	12.0%

TOTAL INDUSTRIALS		124,493,346	13.7%

INFORMATION TECHNOLOGY — (23.1%)
Accenture PLC, Class A	14,319	4,308,730	0.5%
* Adobe, Inc.	8,765	4,056,705	0.5%
* Advanced Micro Devices, Inc.	26,000	4,117,880	0.5%
Apple, Inc.	253,352	43,153,446	4.8%
Applied Materials, Inc.	16,486	3,274,944	0.4%
Broadcom, Inc.	8,962	11,653,020	1.3%
Cisco Systems, Inc.	82,424	3,872,280	0.4%
International Business Machines Corp.	21,427	3,561,167	0.4%
Microsoft Corp.	69,180	26,933,849	3.0%
NVIDIA Corp.	47,603	41,129,944	4.5%
Oracle Corp.	33,265	3,783,894	0.4%
QUALCOMM, Inc.	26,837	4,450,916	0.5%
Salesforce, Inc.	13,381	3,598,686	0.4%
Other Securities		57,288,970	6.0%

TOTAL INFORMATION TECHNOLOGY		215,184,431	23.6%

MATERIALS — (2.8%)
Other Securities		26,140,907	2.9%

REAL ESTATE — (0.4%)
Other Securities		3,502,045	0.4%

UTILITIES — (0.7%)
Other Securities		6,959,886	0.7%

TOTAL COMMON STOCKS		908,270,485	99.9%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Securities		537	0.0%

TOTAL RIGHTS/WARRANTS		537	0.0%

TOTAL INVESTMENT SECURITIES — (97.5%) (Cost $765,538,319)		908,271,022

SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	2,046,655	23,675,708	2.6%

TOTAL INVESTMENTS — (100.0%) (Cost $789,214,027)		$931,946,730	102.5%

8

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$82,516,870	$—	$—		$82,516,870
Consumer Discretionary	108,112,204	—	—		108,112,204
Consumer Staples	55,525,575	—	—		55,525,575
Energy	21,726,883	—	—		21,726,883
Financials	149,776,305	—	—		149,776,305
Health Care	114,332,033	—	—		114,332,033
Industrials	124,493,346	—	—		124,493,346
Information Technology	215,184,431	—	—		215,184,431
Materials	26,140,907	—	—		26,140,907
Real Estate	3,502,045	—	—		3,502,045
Utilities	6,959,886	—	—		6,959,886
Rights/Warrants
Health Care	—	62	475		537
Securities Lending Collateral	—	23,675,708	—		23,675,708

Total Investments	$908,270,485	$23,675,770	$475	***	$931,946,730

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (5.2%)
Commonwealth Bank of Australia	21,248	$1,580,354	0.4%
Other Securities		20,190,072	4.9%

TOTAL AUSTRALIA		21,770,426	5.3%

AUSTRIA — (0.3%)
Other Securities		1,351,598	0.3%

BELGIUM — (1.0%)
Other Securities		4,167,479	1.0%

CANADA — (8.9%)
Constellation Software, Inc.	444	1,145,438	0.3%
Fairfax Financial Holdings, Ltd.	1,137	1,238,679	0.3%
National Bank of Canada	14,581	1,173,188	0.3%
Royal Bank of Canada	20,014	1,940,288	0.5%
Toronto-Dominion Bank (The)	26,363	1,563,853	0.4%
Other Securities		30,636,711	7.4%

TOTAL CANADA		37,698,157	9.2%

CHINA — (0.0%)
Other Securities		85	0.0%

DENMARK — (4.2%)
Novo Nordisk A/S, Class B	76,268	9,868,967	2.4%
Other Securities		8,022,260	2.0%

TOTAL DENMARK		17,891,227	4.4%

FINLAND — (1.6%)
Other Securities		6,578,886	1.6%

FRANCE — (8.8%)
Airbus SE	11,591	1,917,064	0.5%
BNP Paribas SA	17,207	1,243,935	0.3%
Hermes International SCA	964	2,320,246	0.6%
L’Oreal SA	6,701	3,150,129	0.8%
LVMH Moet Hennessy Louis Vuitton SE	7,025	5,816,922	1.4%
Safran SA	6,714	1,465,948	0.4%
# Sanofi SA	15,176	1,510,411	0.4%
Schneider Electric SE	6,613	1,520,970	0.4%
Vinci SA	9,969	1,175,200	0.3%
Other Securities		16,953,673	3.9%

TOTAL FRANCE		37,074,498	9.0%

GERMANY — (6.7%)
Allianz SE, Registered	4,436	1,264,542	0.3%
* Mercedes-Benz Group AG	24,904	1,889,043	0.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	2,958	1,303,730	0.3%
SAP SE	9,648	1,750,656	0.4%
Siemens AG, Registered	13,849	2,604,749	0.6%
Other Securities		19,260,655	4.7%

TOTAL GERMANY		28,073,375	6.8%

HONG KONG — (1.0%)
AIA Group, Ltd.	198,000	1,463,254	0.4%
Other Securities		2,920,326	0.7%

TOTAL HONG KONG		4,383,580	1.1%

10

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
IRELAND — (0.5%)
Other Securities		$2,281,167	0.6%

ISRAEL — (0.6%)
Other Securities		2,316,553	0.6%

ITALY — (2.4%)
Other Securities		10,215,861	2.5%

JAPAN — (20.6%)
Hitachi, Ltd.	13,300	1,235,637	0.3%
Mitsubishi UFJ Financial Group, Inc.	130,400	1,308,848	0.3%
Nintendo Co., Ltd.	35,600	1,746,462	0.4%
Recruit Holdings Co., Ltd.	50,300	2,206,149	0.6%
Shin-Etsu Chemical Co., Ltd.	36,700	1,444,772	0.4%
Sony Group Corp.	26,200	2,178,547	0.6%
Tokyo Electron, Ltd.	10,100	2,254,072	0.6%
Toyota Motor Corp.	204,700	4,732,301	1.2%
Other Securities		69,617,504	16.7%

TOTAL JAPAN		86,724,292	21.1%

NETHERLANDS — (5.5%)
ASML Holding NV, Sponsored NYS	8,447	7,369,754	1.8%
Wolters Kluwer NV	16,361	2,462,294	0.6%
Other Securities		13,314,067	3.2%

TOTAL NETHERLANDS		23,146,115	5.6%

NEW ZEALAND — (0.2%)
Other Securities		1,046,199	0.3%

NORWAY — (0.6%)
Other Securities		2,557,871	0.6%

PORTUGAL — (0.1%)
Other Securities		586,451	0.1%

SINGAPORE — (0.7%)
Other Securities		2,891,897	0.7%

SPAIN — (2.8%)
Amadeus IT Group SA	20,126	1,286,026	0.3%
Industria de Diseno Textil SA	36,860	1,688,837	0.4%
Other Securities		8,788,776	2.2%

TOTAL SPAIN		11,763,639	2.9%

SWEDEN — (3.9%)
Other Securities		16,452,636	4.0%

SWITZERLAND — (7.7%)
ABB, Ltd., Registered	34,670	1,696,927	0.4%
Givaudan SA, Registered	324	1,393,997	0.4%
Novartis AG, Sponsored ADR	32,031	3,111,171	0.8%
Partners Group Holding AG	926	1,200,978	0.3%
Roche Holding AG	14,970	3,600,700	0.9%
Sika AG, Registered	4,639	1,331,787	0.3%
Swiss Re AG	21,182	2,305,389	0.6%
Zurich Insurance Group AG	2,769	1,341,100	0.3%
Other Securities		16,498,543	3.9%

TOTAL SWITZERLAND		32,480,592	7.9%

THAILAND — (0.0%)
Other Securities		936	0.0%

UNITED KINGDOM — (12.6%)
AstraZeneca PLC, Sponsored ADR	61,980	4,703,042	1.2%
Compass Group PLC	45,356	1,267,603	0.3%

11

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (Continued)
Diageo PLC	49,553	$1,722,129	0.4%
Experian PLC	44,426	1,804,565	0.4%
GSK PLC	60,135	1,259,731	0.3%
# HSBC Holdings PLC, Sponsored ADR	45,076	1,964,412	0.5%
RELX PLC, Sponsored ADR	66,546	2,741,030	0.7%
Unilever PLC, Sponsored ADR	75,468	3,913,016	1.0%
Other Securities		33,754,639	8.2%

TOTAL UNITED KINGDOM		53,130,167	13.0%

UNITED STATES — (0.0%)
Other Securities		34,875	0.0%

TOTAL COMMON STOCKS		404,618,562	98.6%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		2,161,855	0.5%

TOTAL PREFERRED STOCKS		2,161,855	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		20	0.0%

CANADA — (0.0%)
Other Securities		—	0.0%

HONG KONG — (0.0%)
Other Securities		1	0.0%

SINGAPORE — (0.0%)
Other Securities		1,029	0.0%

SWITZERLAND — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		1,050	0.0%

TOTAL INVESTMENT SECURITIES — (96.4%) (Cost $365,372,344)		406,781,467

SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	1,305,894	15,106,586	3.7%

TOTAL INVESTMENTS — (100.0%) (Cost $380,478,930)		$421,888,053	102.8%

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$21,671,479	$98,947	$—	$21,770,426
Austria	1,351,598	—	—	1,351,598
Belgium	4,167,479	—	—	4,167,479
Canada	37,698,157	—	—	37,698,157
China	85	—	—	85
Denmark	17,891,227	—	—	17,891,227
Finland	6,578,886	—	—	6,578,886
France	37,074,498	—	—	37,074,498
Germany	28,073,375	—	—	28,073,375
Hong Kong	4,383,580	—	—	4,383,580
Ireland	2,281,167	—	—	2,281,167
Israel	2,316,553	—	—	2,316,553

12

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Italy	$10,215,861	$—	$—		$10,215,861
Japan	86,724,292	—	—		86,724,292
Netherlands	23,146,115	—	—		23,146,115
New Zealand	1,046,199	—	—		1,046,199
Norway	2,557,871	—	—		2,557,871
Portugal	586,451	—	—		586,451
Singapore	2,891,897	—	—		2,891,897
Spain	11,763,639	—	—		11,763,639
Sweden	16,452,636	—	—		16,452,636
Switzerland	32,480,592	—	—		32,480,592
Thailand	936	—	—		936
United Kingdom	53,130,167	—	—		53,130,167
United States	34,875	—	—		34,875
Preferred Stocks
Germany	2,161,855	—	—		2,161,855
Rights/Warrants
Australia	20	—	—		20
Canada	—	—	—		—
Hong Kong	1	—	—		1
Singapore	1,029	—	—		1,029
Switzerland	—	—	—		—
Securities Lending Collateral	—	15,106,586	—		15,106,586

Total Investments	$406,682,520	$15,205,533	$—	***	$421,888,053

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

13

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
BRAZIL — (3.9%)
Other Securities		$9,727,261	3.9%

CHILE — (0.5%)
Other Securities		1,369,810	0.5%

CHINA — (24.4%)
Alibaba Group Holding, Ltd., Class SW	310,100	2,947,877	1.2%
* Baidu, Inc., Class SW	45,900	614,449	0.3%
Bank of China, Ltd., Class H	1,816,000	819,629	0.3%
China Construction Bank Corp., Class H	2,465,000	1,607,362	0.7%
ENN Energy Holdings, Ltd.	72,200	624,499	0.3%
JD.com, Inc., Class SW	44,500	653,173	0.3%
Kweichow Moutai Co., Ltd., Class A	2,900	681,723	0.3%
Lenovo Group, Ltd.	854,000	975,070	0.4%
Li Ning Co., Ltd.	294,500	785,087	0.3%
*Ω Meituan, Class W	45,810	641,359	0.3%
NetEase, Inc.	65,600	1,260,635	0.5%
* PDD Holdings, Inc., Sponsored ADR	16,449	2,059,086	0.8%
PICC Property & Casualty Co., Ltd., Class H	492,000	614,591	0.3%
Ping An Insurance Group Co. of China, Ltd.	276,000	1,268,629	0.5%
Tencent Holdings, Ltd.	165,800	7,360,221	3.0%
* Trip.com Group, Ltd.	17,800	877,119	0.4%
*Ω Xiaomi Corp., Class W	419,600	929,202	0.4%
Other Securities		36,341,434	14.2%

TOTAL CHINA		61,061,145	24.5%

COLOMBIA — (0.1%)
Other Securities		307,167	0.1%

CZECHIA — (0.0%)
Other Securities		87,931	0.0%

EGYPT — (0.0%)
Other Securities		26,992	0.0%

GREECE — (0.4%)
Other Securities		1,107,400	0.4%

HUNGARY — (0.2%)
Other Securities		426,646	0.2%

INDIA — (19.2%)
Asian Paints, Ltd.	20,484	706,047	0.3%
Bharti Airtel, Ltd.	37,421	593,049	0.3%
Hindustan Unilever, Ltd.	22,369	597,977	0.2%
# ICICI Bank, Ltd., Sponsored ADR	49,877	1,373,114	0.6%
# Infosys, Ltd., Sponsored ADR	37,977	634,596	0.3%
Infosys, Ltd.	106,526	1,813,666	0.7%
* Mahindra & Mahindra, Ltd.	41,796	1,080,188	0.4%
Tata Consultancy Services, Ltd.	30,781	1,409,500	0.6%
* Tata Motors, Ltd.	68,929	832,654	0.3%
Titan Co., Ltd.	14,147	608,574	0.3%
Other Securities		38,397,359	15.2%

TOTAL INDIA		48,046,724	19.2%

INDONESIA — (0.5%)
Other Securities		1,256,561	0.5%

14

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
KOREA, REPUBLIC OF — (13.9%)
Celltrion, Inc.	4,291	$586,788	0.3%
Hana Financial Group, Inc.	21,283	903,923	0.4%
Hyundai Motor Co.	5,022	912,034	0.4%
KB Financial Group, Inc.	11,733	641,788	0.3%
LG Electronics, Inc.	9,391	631,231	0.3%
Samsung Electronics Co., Ltd.	85,801	4,811,213	2.0%
Samsung Electronics Co., Ltd., Registered Shares, GDR	664	935,576	0.4%
Samsung Fire & Marine Insurance Co., Ltd.	3,680	825,411	0.3%
Shinhan Financial Group Co., Ltd.	19,361	653,491	0.3%
Woori Financial Group, Inc.	55,905	575,594	0.2%
Other Securities		23,248,714	9.0%

TOTAL KOREA, REPUBLIC OF		34,725,763	13.9%

KUWAIT — (0.7%)
Kuwait Finance House KSCP	250,440	585,444	0.2%
Other Securities		1,244,844	0.5%

TOTAL KUWAIT		1,830,288	0.7%

MALAYSIA — (1.2%)
Other Securities		2,871,443	1.2%

MEXICO — (2.4%)
Grupo Financiero Banorte SAB de CV, Class O	58,744	584,561	0.2%
Other Securities		5,351,374	2.2%

TOTAL MEXICO		5,935,935	2.4%

PERU — (0.1%)
Other Securities		214,464	0.1%

PHILIPPINES — (0.2%)
Other Securities		519,048	0.2%

POLAND — (0.9%)
Other Securities		2,199,679	0.9%

QATAR — (0.6%)
Other Securities		1,583,992	0.6%

SAUDI ARABIA — (3.4%)
Al Rajhi Bank	39,143	833,874	0.3%
Saudi National Bank (The)	69,275	694,486	0.3%
Other Securities		7,088,300	2.9%

TOTAL SAUDI ARABIA		8,616,660	3.5%

SOUTH AFRICA — (2.1%)
Other Securities		5,166,035	2.1%

TAIWAN — (19.6%)
CTBC Financial Holding Co., Ltd.	640,000	670,229	0.3%
Hon Hai Precision Industry Co., Ltd.	251,000	1,202,506	0.5%
MediaTek, Inc.	41,000	1,249,063	0.5%
# Novatek Microelectronics Corp.	33,000	626,313	0.3%
Quanta Computer, Inc.	74,000	590,873	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	421,000	10,214,054	4.1%
Uni-President Enterprises Corp.	437,000	1,026,672	0.4%
Other Securities		33,535,215	13.3%

TOTAL TAIWAN		49,114,925	19.7%

THAILAND — (1.2%)
Other Securities		2,952,923	1.2%

TURKEY — (1.0%)
Other Securities		2,377,366	1.0%

15

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED ARAB EMIRATES — (1.8%)
Emaar Properties PJSC	307,368	$687,057	0.3%
Emirates NBD Bank PJSC	126,057	583,454	0.3%
Other Securities		3,247,992	1.2%

TOTAL UNITED ARAB EMIRATES		4,518,503	1.8%

TOTAL COMMON STOCKS		246,044,661	98.6%

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
Other Securities		1,778,409	0.7%

CHILE — (0.1%)
Other Securities		49,100	0.0%

COLOMBIA — (0.0%)
Other Securities		34,287	0.0%

INDIA — (0.0%)
Other Securities		305	0.0%

TOTAL PREFERRED STOCKS		1,862,101	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		46	0.0%

TAIWAN — (0.0%)
Other Securities		342	0.0%

THAILAND — (0.0%)
Other Securities		24	0.0%

TOTAL RIGHTS/WARRANTS		412	0.0%

TOTAL INVESTMENT SECURITIES — (99.1%) (Cost $215,325,544)		247,907,174

SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	199,927	2,312,751	0.9%

TOTAL INVESTMENTS — (100.0%) (Cost $217,638,295)		$250,219,925	100.2%

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$9,724,124	$3,137	$—	$9,727,261
Chile	1,369,810	—	—	1,369,810
China	61,044,706	16,439	—	61,061,145
Colombia	307,167	—	—	307,167
Czechia	87,931	—	—	87,931
Egypt	26,992	—	—	26,992
Greece	1,107,400	—	—	1,107,400
Hungary	426,646	—	—	426,646
India	48,046,724	—	—	48,046,724
Indonesia	1,256,498	63	—	1,256,561
Korea, Republic of	34,680,683	45,080	—	34,725,763
Kuwait	1,830,288	—	—	1,830,288
Malaysia	2,871,443	—	—	2,871,443
Mexico	5,935,935	—	—	5,935,935
Peru	214,464	—	—	214,464
Philippines	519,048	—	—	519,048

16

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Poland	$2,199,679	$—	$—		$2,199,679
Qatar	1,583,992	—	—		1,583,992
Saudi Arabia	8,616,660	—	—		8,616,660
South Africa	5,166,035	—	—		5,166,035
Taiwan	49,114,925	—	—		49,114,925
Thailand	2,082,937	869,986	—		2,952,923
Turkey	2,377,366	—	—		2,377,366
United Arab Emirates	3,871,258	584,243	63,002		4,518,503
Preferred Stocks
Brazil	1,778,409	—	—		1,778,409
Chile	49,100	—	—		49,100
Colombia	34,287	—	—		34,287
India	—	305	—		305
Rights/Warrants
Brazil	46	—	—		46
Taiwan	—	342	—		342
Thailand	23	1	—		24
Securities Lending Collateral	—	2,312,751	—		2,312,751

Total Investments	$246,324,576	$3,832,347	$63,002	***	$250,219,925

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

17

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (8.1%)
Federal National Mortgage Association
6.500%, 05/01/54		4,132	$4,163,159
2.000%, 05/01/54, 30YR TBA		4,095	3,090,483
1.500%, 05/01/54		4,902	3,511,868
6.000%, 05/01/54		2,974	2,946,352
2.500%, 05/01/54, 30YR TBA		9,420	7,451,747
Government National Mortgage Association
3.500%, 05/01/54, 30YR TBA		3,977	3,502,878
4.000%, 05/01/54		664	601,665
TOTAL AGENCY OBLIGATIONS			25,268,152

BONDS — (81.7%)
AUSTRALIA — (6.0%)
ASB Bank, Ltd.
0.250%, 09/08/28, MTN	EUR	118	108,796
BNZ International Funding, Ltd.
0.375%, 09/14/24	EUR	1,503	1,585,733
Commonwealth Bank of Australia
Ω 5.983%, 01/10/25		466	467,387
National Australia Bank, Ltd.
0.250%, 05/20/24, MTN	EUR	243	259,377
0.625%, 09/18/24, MTN	EUR	200	211,152
6.109%, 05/13/25		750	752,641
New South Wales Treasury Corp.
1.750%, 03/20/34	AUD	2,700	1,289,879
4.250%, 02/20/36	AUD	2,693	1,580,596
2.250%, 05/07/41	AUD	6,600	2,720,674
South Australian Government Financing Authority
1.750%, 05/24/34	AUD	500	237,177
2.000%, 05/23/36	AUD	800	363,658
Treasury Corp. of Victoria
2.000%, 09/17/35	AUD	6,004	2,779,059
4.750%, 09/15/36	AUD	2,738	1,665,982
2.000%, 11/20/37	AUD	4,500	1,934,306
5.250%, 09/15/38, MTN	AUD	142	89,218

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Westpac Banking Corp.
5.350%, 10/18/24		300	$299,603
1.019%, 11/18/24		1,687	1,645,964
5.318%, 02/16/28, MTN	AUD	500	326,663
Westpac Securities NZ, Ltd.
1.099%, 03/24/26, MTN	EUR	711	721,075

TOTAL AUSTRALIA			19,038,940

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
# 0.500%, 09/16/24		200	196,316

TOTAL AUSTRIA			196,316

BELGIUM — (1.8%)
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 01/23/39		197	193,668
Dexia SA
3.580%, 05/29/24, MTN	EUR	1,300	1,386,096
Euroclear Bank SA
1.250%, 09/30/24, MTN	GBP	104	128,115
Kingdom of Belgium Government Bond
Ω 1.450%, 06/22/37	EUR	400	346,740
Ω 1.900%, 06/22/38	EUR	3,653	3,296,735
Ministeries Van de Vlaamse Gemeenschap
4.000%, 09/26/42, MTN	EUR	100	111,893

TOTAL BELGIUM			5,463,247

CANADA — (8.9%)
Bank of Montreal
2.500%, 06/28/24, MTN		77	76,611
5.717%, 09/25/28		90	91,007
Bank of Nova Scotia (The)
0.650%, 07/31/24		90	88,891
2.490%, 09/23/24	CAD	1,196	861,475
4.850%, 02/01/30		134	129,762
Brookfield Finance, Inc.
4.350%, 04/15/30		195	182,125
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	2,000	1,451,541
Canadian Government Bond
1.500%, 05/01/24	CAD	6,292	4,579,372
2.500%, 06/01/24	CAD	787	571,508
2.750%, 08/01/24	CAD	1,919	1,389,164

18

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
1.500%, 09/01/24	CAD	100	$71,950
3.000%, 11/01/24	CAD	601	433,380
Canadian Imperial Bank of Commerce
2.250%, 01/28/25		86	83,898
5.986%, 10/03/28		90	91,550
3.600%, 04/07/32		173	151,301
6.092%, 10/03/33		178	181,093
CDP Financial, Inc.
Ω 3.150%, 07/24/24		2,131	2,119,294
CPPIB Capital, Inc.
0.375%, 06/20/24, MTN	EUR	650	691,826
4.125%, 10/21/24		2,100	2,086,067
6.603%, 03/11/26		900	915,859
Fairfax Financial Holdings, Ltd.
# 4.850%, 04/17/28		90	87,384
4.625%, 04/29/30		50	46,708
3.375%, 03/03/31		100	85,462
5.625%, 08/16/32		691	670,728
Ω 6.000%, 12/07/33		50	49,620
Magna International, Inc.
3.625%, 06/15/24		50	49,859
OMERS Finance Trust
0.450%, 05/13/25	EUR	300	310,194
Ontario Teachers’ Finance Trust
3.300%, 10/05/29, MTN	EUR	800	853,085
1.850%, 05/03/32	EUR	924	877,942
Province of Ontario Canada
3.200%, 05/16/24		200	199,820
3.500%, 06/02/24	CAD	3,473	2,524,115
0.375%, 06/14/24	EUR	124	132,043
2.300%, 09/08/24	CAD	3,000	2,163,053
Province of Saskatchewan Canada
3.200%, 06/03/24	CAD	1,550	1,126,163
Rogers Communications, Inc.
2.900%, 11/15/26		41	37,901
7.500%, 08/15/38		506	568,812
Royal Bank of Canada
2.550%, 07/16/24		833	827,700
3.625%, 06/14/27, MTN	GBP	318	378,117
5.000%, 01/24/28, MTN	GBP	100	123,874
2.125%, 04/26/29, MTN	EUR	700	696,553

TOTAL CANADA			28,056,807

		Face Amount^	Value†
		(000)
DENMARK — (0.8%)
Kommunekredit
2.000%, 06/25/24, MTN	GBP	200	$249,189
0.750%, 08/15/24, MTN	GBP	1,700	2,101,241
0.375%, 11/15/24, MTN	GBP	100	122,114

TOTAL DENMARK			2,472,544

FINLAND — (0.7%)
Nordea Bank Abp
Ω 0.625%, 05/24/24		1,000	996,988
1.125%, 02/12/25, MTN	EUR	417	436,536
0.500%, 11/02/28, MTN	EUR	821	765,295

TOTAL FINLAND			2,198,819

FRANCE — (4.9%)
Action Logement Services
3.125%, 09/28/37, MTN	EUR	1,000	1,007,346
4.125%, 10/03/38, MTN	EUR	2,800	3,123,044
Agence Francaise de Developpement EPIC
3.750%, 09/20/38, MTN	EUR	1,000	1,087,647
Banque Federative du Credit Mutuel SA
5.000%, 01/19/26, MTN	GBP	100	124,258
BNP Paribas SA
3.375%, 01/23/26, MTN	GBP	148	178,616
3.625%, 09/01/29, MTN	EUR	500	528,667
5.750%, 06/13/32, MTN	GBP	200	252,262
Bouygues SA
5.375%, 06/30/42	EUR	200	245,524
BPCE SA
Ω 2.700%, 10/01/29		50	43,357
0.625%, 01/15/30	EUR	300	272,941
2.375%, 04/26/32, MTN	EUR	800	776,716
Caisse d’Amortissement de la Dette Sociale
1.375%, 11/25/24, MTN	EUR	500	527,124
Credit Agricole SA
0.375%, 04/20/28, MTN	EUR	500	468,775
2.500%, 08/29/29, MTN	EUR	400	404,595
Ω 5.514%, 07/05/33		312	308,766

19

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
French Republic Government Bond OAT
Ω 2.250%, 05/25/24	EUR	252	$269,129
Ω 1.750%, 11/25/24	EUR	431	455,782
Ω 3.500%, 11/25/33	EUR	94	104,132
Ω 1.250%, 05/25/36	EUR	779	673,274
Ω 1.250%, 05/25/38	EUR	2,437	2,015,631
La Poste SA
2.625%, 09/14/28, MTN	EUR	900	931,540
4.000%, 06/12/35, MTN	EUR	200	220,774
0.625%, 01/18/36, MTN	EUR	400	306,855
Societe Generale SA
0.250%, 07/08/27, MTN	EUR	200	191,596
4.250%, 11/16/32, MTN	EUR	100	110,868

TOTAL FRANCE			14,629,219

GERMANY — (6.0%)
Bayer US Finance II LLC
Ω 5.500%, 07/30/35		980	887,330
Bundesrepublik Deutschland Bundesanleihe
1.500%, 05/15/24	EUR	576	615,351
1.000%, 08/15/24	EUR	444	471,221
Daimler Truck Finance North America LLC
Ω 5.500%, 09/20/33		335	330,055
Deutsche Bahn Finance GMBH
0.750%, 07/16/35, MTN	EUR	1,450	1,159,485
3.625%, 12/18/37, MTN	EUR	106	113,526
Deutsche Telekom International Finance BV
Ω 4.750%, 06/21/38		35	31,712
E.ON International Finance BV
Ω 6.650%, 04/30/38		335	348,026
Fresenius Medical Care AG
3.875%, 09/20/27, MTN	EUR	187	200,814
Fresenius SE & Co. KGaA
2.875%, 05/24/30, MTN	EUR	134	135,328
Kreditanstalt fuer Wiederaufbau
1.625%, 05/10/24		444	443,597
6.230%, 06/14/24, MTN	GBP	1,100	1,378,805
0.875%, 07/18/24, MTN	GBP	1,700	2,109,062

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
3.375%, 08/23/24		155	$154,000
2.600%, 06/20/37	JPY	62,000	474,148
Landeskreditbank Baden-Wuerttemberg Foerderbank
2.000%, 07/23/24, MTN		726	720,095
0.375%, 12/09/24, MTN	GBP	842	1,024,804
6.476%, 02/23/26	GBP	3,500	4,459,812
Landwirtschaftliche Rentenbank
2.000%, 01/13/25		50	48,800
NRW Bank
1.875%, 07/31/24, MTN		250	247,717
0.750%, 10/25/24, MTN		100	97,737
0.625%, 05/19/25, MTN		50	47,513
Siemens Financieringsmaatschappij NV
3.820%, 09/05/24	EUR	186	196,258
Ω 2.875%, 03/11/41		1,803	1,295,641
2.875%, 03/11/41		500	359,302
T-Mobile USA, Inc.
4.375%, 04/15/40		1,050	894,519
Volkswagen Group of America Finance LLC
Ω 5.900%, 09/12/33		200	199,090

TOTAL GERMANY			18,443,748

HONG KONG — (0.0%)
Prudential Funding Asia PLC
3.125%, 04/14/30		90	79,016

TOTAL HONG KONG			79,016

IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.650%, 07/21/27		214	200,623
3.300%, 01/30/32		677	565,191
3.850%, 10/29/41		1,335	1,006,043

TOTAL IRELAND			1,771,857

ITALY — (0.3%)
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		45	44,518
Ω 6.625%, 06/20/33		100	100,742
Italy Buoni Poliennali Del Tesoro
5.750%, 02/01/33	EUR	429	526,334
Ω 0.950%, 03/01/37	EUR	193	143,631
Ω 3.250%, 03/01/38	EUR	100	97,366
Ω 1.800%, 03/01/41	EUR	100	76,383

TOTAL ITALY			988,974

20

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
ITALY — (Continued)
JAPAN — (9.0%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41		1,130	$723,417
Development Bank of Japan, Inc.
4.500%, 06/06/25, MTN	GBP	950	1,177,290
Japan Government Five Year Bond
0.200%, 12/20/27	JPY	228,050	1,441,570
Japan Government Ten Year Bond
0.100%, 06/20/28	JPY	282,150	1,771,826
0.100%, 06/20/29	JPY	414,700	2,585,257
0.200%, 03/20/32	JPY	214,650	1,312,603
0.500%, 12/20/32	JPY	204,450	1,271,224
0.500%, 03/20/33	JPY	204,450	1,268,041
0.400%, 06/20/33	JPY	414,950	2,544,283
Japan Government Thirty Year Bond
2.400%, 09/20/38	JPY	352,350	2,568,182
2.200%, 03/20/41	JPY	207,950	1,464,087
2.000%, 03/20/42	JPY	104,400	711,345
Japan Government Twenty Year Bond
0.400%, 03/20/36	JPY	243,200	1,433,669
0.600%, 09/20/37	JPY	29,700	175,120
0.500%, 12/20/41	JPY	414,900	2,222,555
1.500%, 09/20/43	JPY	125,000	779,065
Mitsubishi UFJ Financial Group, Inc.
2.193%, 02/25/25		886	860,891
3.195%, 07/18/29		232	207,824
Nomura Holdings, Inc.
2.679%, 07/16/30		666	555,318
Protective Life Corp.
8.450%, 10/15/39		234	282,448
Sumitomo Mitsui Banking Corp.
# 3.400%, 07/11/24		1,000	995,572
SumitomoMitsui Financial Group, Inc.
1.546%, 06/15/26	EUR	327	333,984
3.040%, 07/16/29		277	245,614
Takeda Pharmaceutical Co., Ltd.
1.000%, 07/09/29	EUR	223	209,451
3.025%, 07/09/40		324	231,170

TOTAL JAPAN			27,371,806

NETHERLANDS — (2.8%)
ABN AMRO Bank NV
4.250%, 02/21/30, MTN	EUR	500	545,920

		Face Amount^	Value†
		(000)
NETHERLANDS — (Continued)
BNG Bank NV
1.600%, 11/27/30	AUD	640	$334,766
2.450%, 07/21/32	AUD	556	294,821
Cooperatieve Rabobank UA
3.875%, 08/22/24		1,875	1,865,121
5.000%, 01/13/25		1,036	1,031,773
5.250%, 05/24/41		684	658,026
Heineken NV
Ω 4.000%, 10/01/42		335	267,653
ING Groep NV
3.000%, 02/18/26, MTN	GBP	300	360,122
2.000%, 09/20/28, MTN	EUR	200	198,892
4.550%, 10/02/28		17	16,357
4.050%, 04/09/29		21	19,584
Koninklijke Philips NV
5.000%, 03/15/42		70	61,102
Nederlandse Waterschapsbank NV
2.000%, 12/16/24, MTN	GBP	2,500	3,070,133

TOTAL NETHERLANDS .			8,724,270

NEW ZEALAND — (0.2%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	850	502,098

TOTAL NEW ZEALAND			502,098

SPAIN — (0.7%)
Banco Santander SA
4.250%, 06/12/30, MTN	EUR	100	110,013
6.938%, 11/07/33		200	213,986
CaixaBank SA
3.750%, 09/07/29, MTN	EUR	600	648,277
4.250%, 09/06/30, MTN	EUR	200	219,786
Santander Holdings USA, Inc.
3.500%, 06/07/24		50	49,981
Santander UK Group Holdings PLC
3.625%, 01/14/26, MTN	GBP	208	252,235
Telefonica Emisiones SA
7.045%, 06/20/36		585	626,505
Telefonica Europe BV
8.250%, 09/15/30		66	73,884

TOTAL SPAIN			2,194,667

SUPRANATIONAL — (6.8%)
Asian Development Bank
0.375%, 06/11/24		760	755,789

21

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
SUPRANATIONAL — (Continued)
4.125%, 09/27/24		1,100	$1,093,876
1.500%, 10/18/24		100	98,202
6.353%, 06/16/26		10	10,143
6.350%, 08/27/26		50	50,687
2.350%, 06/21/27	JPY	50,000	338,226
Asian Infrastructure Investment Bank (The)
2.250%, 05/16/24		393	392,505
0.500%, 10/30/24		100	97,579
Council Of Europe Development Bank
0.375%, 06/10/24		50	49,710
European Bank for Reconstruction & Development
1.625%, 09/27/24		1,128	1,110,672
5.535%, 11/13/24	GBP	700	877,271
1.500%, 02/13/25		50	48,490
5.544%, 04/14/26		50	49,970
5.679%, 02/20/28		50	49,939
5.649%, 02/16/29		326	324,345
European Investment Bank
0.375%, 07/24/24		100	98,839
2.500%, 10/15/24		92	90,778
0.750%, 11/15/24, MTN	GBP	162	198,287
1.625%, 03/14/25		100	96,809
2.150%, 01/18/27	JPY	70,000	467,943
European Union
0.400%, 02/04/37	EUR	1,900	1,450,617
3.375%, 10/04/38, MTN	EUR	3,803	4,108,694
0.450%, 07/04/41, MTN	EUR	220	148,043
3.375%, 11/04/42, MTN	EUR	242	259,650
1.250%, 02/04/43	EUR	434	332,374
Inter-American Development Bank
3.250%, 07/01/24		857	853,765
0.500%, 09/23/24		1,200	1,176,916
1.700%, 10/10/24	CAD	2,600	1,865,202
2.125%, 01/15/25		100	97,717
5.523%, 09/16/26		500	499,065
5.633%, 04/12/27		93	92,858
5.705%, 10/04/27		50	50,002
5.705%, 10/05/28		650	649,513
5.648%, 02/15/29		50	49,705
Inter-American Investment Corp.
1.750%, 10/02/24		1,035	1,018,124
2.625%, 04/22/25		32	31,109

		Face Amount^	Value†
		(000)
SUPRANATIONAL — (Continued)
International Bank for Reconstruction & Development
1.500%, 08/28/24		206	$203,368
5.723%, 01/12/27		50	50,114
5.629%, 02/23/27		47	46,966
5.779%, 08/19/27		64	64,281
5.640%, 11/22/28		50	49,758
5.654%, 01/24/29		50	49,656
International Finance Corp.
5.633%, 03/16/26		60	60,082
1.250%, 02/06/31, MTN	AUD	500	255,989
1.500%, 04/15/35, MTN	AUD	2,100	944,029
Nordic Investment Bank
0.375%, 09/20/24		795	779,633

TOTAL SUPRANATIONAL			21,487,290

SWEDEN — (0.3%)
Kommuninvest I Sverige AB
1.000%, 05/12/25, MTN	SEK	1,000	88,740
Svenska Handelsbanken AB
0.050%, 09/06/28, MTN	EUR	600	555,322
Volvo Treasury AB
2.625%, 02/20/26, MTN	EUR	150	157,198

TOTAL SWEDEN			801,260

SWITZERLAND — (0.1%)
Novartis Capital Corp.
3.400%, 05/06/24		338	337,914

TOTAL SWITZERLAND			337,914

UNITED KINGDOM — (4.7%)
Ashtead Capital, Inc.
Ω 5.500%, 08/11/32		290	278,057
Ω 5.550%, 05/30/33		435	416,521
Ω 5.950%, 10/15/33		1,050	1,033,867
British Telecommunications PLC
5.125%, 12/04/28		45	44,301
Ω 3.250%, 11/08/29		364	323,516
3.375%, 08/30/32, MTN	EUR	200	207,444
HSBC Holdings PLC
6.500%, 05/20/24, MTN	GBP	800	1,002,008
6.100%, 01/14/42		50	51,838
HSBC USA, Inc.
3.750%, 05/24/24		185	184,746
Lloyds Banking Group PLC
4.375%, 03/22/28		239	227,844
4.550%, 08/16/28		356	340,331

22

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Nationwide Building Society
3.250%, 09/05/29, MTN	EUR	315	$329,532
NatWest Markets PLC
Ω 0.800%, 08/12/24		886	873,918
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		886	882,075
U.K. Gilt
2.750%, 09/07/24	GBP	38	47,259
5.000%, 03/07/25	GBP	193	241,823
1.125%, 01/31/39	GBP	8,524	6,710,290
1.250%, 10/22/41	GBP	1,000	742,522
Vodafone Group PLC
6.150%, 02/27/37		466	475,747

TOTAL UNITED KINGDOM			14,413,639

UNITED STATES — (27.0%)
Abbott Ireland Financing DAC
0.100%, 11/19/24		240	251,464
Abbott Laboratories
6.000%, 04/01/39		335	354,058
4.750%, 04/15/43		685	628,000
AbbVie, Inc.
4.050%, 11/21/39		147	124,544
Aetna, Inc.
6.750%, 12/15/37		335	357,186
4.500%, 05/15/42		886	729,236
Affiliated Managers Group, Inc.
3.300%, 06/15/30		648	564,799
Aflac, Inc.
6.900%, 12/17/39		335	362,023
6.450%, 08/15/40		100	105,685
Allstate Corp. (The)
5.550%, 05/09/35		835	830,682
4.500%, 06/15/43		100	83,931
Amazon.com, Inc.
0.450%, 05/12/24		200	199,685
3.875%, 08/22/37		50	43,005
2.875%, 05/12/41		3,984	2,869,306
Amcor Finance USA, Inc.
4.500%, 05/15/28		50	47,955
American Express Co.
2.500%, 07/30/24		100	99,211
8.150%, 03/19/38		335	406,356
American Medical Systems
Europe BV
1.625%, 03/08/31		473	444,263

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
American Water Capital Corp.
6.593%, 10/15/37	264	$285,134
Amgen, Inc.
6.400%, 02/01/39	93	96,932
4.950%, 10/01/41	17	15,414
Apple, Inc.
2.850%, 05/11/24	100	99,901
2.375%, 02/08/41	100	67,177
3.850%, 05/04/43	1,850	1,515,961
Arrow Electronics, Inc.
3.875%, 01/12/28	497	467,387
Assurant, Inc.
2.650%, 01/15/32	150	119,981
Assured Guaranty US Holdings, Inc.
3.150%, 06/15/31	88	74,787
AT&T, Inc.
6.300%, 01/15/38	80	82,099
4.850%, 03/01/39	372	331,428
5.350%, 09/01/40	11	10,274
6.250%, 03/29/41	335	337,312
3.500%, 06/01/41	341	252,851
4.300%, 12/15/42	50	40,642
Athene Holding, Ltd.
5.875%, 01/15/34	9	8,768
AutoNation, Inc.
2.400%, 08/01/31	100	78,410
3.850%, 03/01/32	50	43,238
Avnet, Inc.
3.000%, 05/15/31	324	262,228
5.500%, 06/01/32	479	450,038
Bank of America Corp.
# 5.875%, 02/07/42	576	588,993
Best Buy Co., Inc.
1.950%, 10/01/30	1	810
BlackRock, Inc.
1.250%, 05/06/25	125	130,349
Boardwalk Pipelines, LP
5.625%, 08/01/34	100	96,525
Booking Holdings, Inc.
4.500%, 11/15/31	1,048	1,175,825
Boston Properties, LP
3.250%, 01/30/31	50	41,571
2.550%, 04/01/32	200	153,003
2.450%, 10/01/33	100	72,442
6.500%, 01/15/34	100	99,959
Brighthouse Financial, Inc.
# 5.625%, 05/15/30	306	302,137
Bristol-Myers Squibb Co.
3.550%, 03/15/42	300	228,622

23

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Brixmor Operating Partnership, LP
3.650%, 06/15/24	100	$99,645
3.850%, 02/01/25	33	32,471
4.125%, 05/15/29	126	116,285
4.050%, 07/01/30	84	76,052
Broadcom, Inc.
Ω 4.000%, 04/15/29	80	74,806
Ω 3.469%, 04/15/34	422	349,640
Ω 3.187%, 11/15/36	1,397	1,071,211
Ω 3.500%, 02/15/41	171	127,053
Brown & Brown, Inc.
2.375%, 03/15/31	525	423,234
Brunswick Corp.
2.400%, 08/18/31	150	116,609
# 4.400%, 09/15/32	100	87,910
Cardinal Health, Inc.
4.600%, 03/15/43	100	83,227
Carrier Global Corp.
3.377%, 04/05/40	169	126,727
Chubb Corp. (The)
6.500%, 05/15/38	1,000	1,084,787
Chubb INA Holdings, Inc.
0.875%, 12/15/29	231	213,900
Cigna Group (The)
4.800%, 08/15/38	659	589,933
3.200%, 03/15/40	470	339,674
Cisco Systems, Inc.
5.900%, 02/15/39	1,385	1,440,236
5.500%, 01/15/40	3,544	3,529,611
Citigroup, Inc.
8.125%, 07/15/39	1,589	1,939,460
5.875%, 01/30/42	111	112,087
CME Group, Inc.
5.300%, 09/15/43	100	97,685
CNA Financial Corp.
3.950%, 05/15/24	394	393,767
3.900%, 05/01/29	92	85,365
CNO Financial Group, Inc.
5.250%, 05/30/29	250	240,338
Comcast Corp.
3.900%, 03/01/38	886	734,119
6.550%, 07/01/39	435	463,393
3.250%, 11/01/39	335	248,235
6.400%, 03/01/40	86	90,505
3.750%, 04/01/40	208	164,834
Corebridge Financial, Inc.
4.350%, 04/05/42	1,286	1,031,037
Costco Wholesale Corp.
2.750%, 05/18/24	1,357	1,354,945
Cox Communications, Inc.
Ω 4.800%, 02/01/35	871	779,617

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Crown Castle, Inc.
2.900%, 04/01/41	500	$334,749
CVS Health Corp.
6.125%, 09/15/39	100	99,091
4.125%, 04/01/40	508	405,745
Dell International LLC/EMC Corp.
3.375%, 12/15/41	105	74,868
Dell, Inc.
6.500%, 04/15/38	154	160,535
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32	535	441,362
Discover Financial Services
4.100%, 02/09/27	40	37,996
6.700%, 11/29/32	213	218,248
Discovery Communications LLC
6.350%, 06/01/40	100	94,738
4.875%, 04/01/43	100	77,258
DXC Technology Co.
2.375%, 09/15/28	100	85,294
eBay, Inc.
6.300%, 11/22/32	416	433,983
4.000%, 07/15/42	1,162	906,432
Elevance Health, Inc.
3.500%, 08/15/24	123	122,196
5.850%, 01/15/36	115	115,956
6.375%, 06/15/37	734	765,132
4.625%, 05/15/42	121	104,671
4.650%, 01/15/43	50	43,055
Emerson Electric Co.
0.375%, 05/22/24	221	235,845
Equifax, Inc.
2.350%, 09/15/31	354	283,991
ERAC USA Finance LLC
#Ω 3.850%, 11/15/24	948	938,176
FedEx Corp.
4.900%, 01/15/34	75	71,361
Fidelity National Financial, Inc.
3.400%, 06/15/30	664	575,383
Fidelity National Information Services, Inc.
3.100%, 03/01/41	535	372,413
First American Financial Corp.
4.000%, 05/15/30	262	231,940
2.400%, 08/15/31	291	224,919
Fiserv, Inc.
2.750%, 07/01/24	100	99,473
2.250%, 07/01/25	101	121,719
1.625%, 07/01/30	150	140,126

24

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Flex, Ltd.
4.875%, 06/15/29	317	$304,033
Flowserve Corp.
3.500%, 10/01/30	402	349,106
2.800%, 01/15/32	90	72,255
FMC Corp.
# 5.650%, 05/18/33	100	95,863
Fortune Brands Innovations, Inc.
3.250%, 09/15/29	287	256,015
4.000%, 03/25/32	511	454,303
Fox Corp.
6.500%, 10/13/33	54	55,446
5.476%, 01/25/39	1,848	1,692,558
GATX Corp.
4.550%, 11/07/28	33	31,707
6.050%, 03/15/34	545	544,948
6.900%, 05/01/34	1,000	1,059,664
General Motors Co.
6.600%, 04/01/36	798	820,646
5.150%, 04/01/38	394	354,949
6.250%, 10/02/43	485	472,793
General Motors Financial Co., Inc.
0.650%, 09/07/28	300	279,241
6.100%, 01/07/34	100	99,346
Gilead Sciences, Inc.
4.000%, 09/01/36	842	722,953
Global Payments, Inc.
3.200%, 08/15/29	299	263,812
Goldman Sachs Group, Inc. (The)
1.250%, 02/07/29, MTN	54	51,680
0.875%, 05/09/29, MTN	140	130,413
Hasbro, Inc.
6.350%, 03/15/40	259	257,904
HCA, Inc.
7.500%, 11/06/33	150	163,493
4.375%, 03/15/42	223	178,174
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 1.500%, 06/01/25	50	47,696
Healthcare Realty Holdings, LP
3.625%, 01/15/28	26	23,652
3.100%, 02/15/30	80	68,163
HP, Inc.
6.000%, 09/15/41	1,321	1,310,738
Humana, Inc.
4.625%, 12/01/42	100	82,975
Intel Corp.
4.600%, 03/25/40	111	98,120

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
4.800%, 10/01/41	256	$227,473
5.625%, 02/10/43	435	422,806
Intercontinental Exchange, Inc.
2.650%, 09/15/40	886	603,992
International Business Machines Corp.
0.875%, 02/09/30, MTN	350	322,854
4.150%, 05/15/39	1,059	885,884
4.000%, 06/20/42	633	505,265
International Flavors & Fragrances, Inc.
4.450%, 09/26/28	15	13,812
Ω 3.268%, 11/15/40	125	85,035
Interpublic Group of Cos., Inc. (The)
4.750%, 03/30/30	56	53,481
3.375%, 03/01/41	1,584	1,125,220
Invitation Homes Operating Partnership, LP
2.000%, 08/15/31	69	53,328
Jackson Financial, Inc.
3.125%, 11/23/31	655	536,597
5.670%, 06/08/32	457	449,707
Jefferies Financial Group, Inc.
2.750%, 10/15/32	800	620,954
6.250%, 01/15/36	100	99,618
6.500%, 01/20/43	150	150,138
Johnson & Johnson
4.500%, 09/01/40	750	686,908
2.100%, 09/01/40	50	32,589
JPMorgan Chase & Co.
5.600%, 07/15/41	90	89,566
5.400%, 01/06/42	171	166,485
Juniper Networks, Inc.
3.750%, 08/15/29	215	196,238
Kraft Heinz Foods Co.
Ω 7.125%, 08/01/39	798	879,937
Lazard Group LLC
4.500%, 09/19/28	238	226,571
Lear Corp.
4.250%, 05/15/29	303	284,303
Legg Mason, Inc.
3.950%, 07/15/24	100	99,538
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	317	300,922
Ω 4.625%, 12/02/30	233	255,225
Lincoln National Corp.
3.400%, 03/01/32	50	41,794
5.852%, 03/15/34	198	190,228
6.300%, 10/09/37	450	443,765
7.000%, 06/15/40	414	438,289

25

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Markel Group, Inc.
5.000%, 03/30/43	335	$291,254
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39	171	155,342
MetLife, Inc.
5.375%, 07/15/33	90	89,332
6.375%, 06/15/34	387	410,470
5.700%, 06/15/35	88	88,744
5.875%, 02/06/41	337	337,552
Micron Technology, Inc.
5.875%, 09/15/33	50	50,222
3.366%, 11/01/41	50	35,485
Mohawk Industries, Inc.
# 3.625%, 05/15/30	63	56,556
Molson Coors Beverage Co.
5.000%, 05/01/42	326	292,105
Morgan Stanley
1.875%, 04/27/27, MTN	400	405,422
6.375%, 07/24/42	1,193	1,286,647
Motorola Solutions, Inc.
2.300%, 11/15/30	95	78,137
2.750%, 05/24/31	756	628,089
NewMarket Corp.
2.700%, 03/18/31	264	217,057
NIKE, Inc.
3.250%, 03/27/40	1,022	782,742
NOV, Inc.
3.950%, 12/01/42	250	183,606
NVIDIA Corp.
3.500%, 04/01/40	1,300	1,045,186
Oracle Corp.
6.500%, 04/15/38	223	232,326
6.125%, 07/08/39	455	457,237
3.600%, 04/01/40	453	339,430
5.375%, 07/15/40	80	73,853
3.650%, 03/25/41	100	74,517
Penske Truck Leasing Co., LP/PTL Finance Corp.
Ω 3.350%, 11/01/29	350	309,797
Pfizer, Inc.
7.200%, 03/15/39	395	455,197
Plains All American Pipeline, LP/PAA Finance Corp.
6.650%, 01/15/37	481	496,562
5.150%, 06/01/42	528	455,350
4.300%, 01/31/43	816	630,715
Principal Financial Group, Inc.
6.050%, 10/15/36	50	51,131
4.625%, 09/15/42	335	288,487

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Prudential Financial, Inc.
5.700%, 12/14/36, MTN	96	$97,038
6.625%, 12/01/37, MTN	218	236,394
PulteGroup, Inc.
7.875%, 06/15/32	200	225,835
PVH Corp.
4.625%, 07/10/25	41	40,278
Quanta Services, Inc.
3.050%, 10/01/41	335	226,904
Realty Income Corp.
2.100%, 03/15/28	93	81,933
4.000%, 07/15/29	253	235,711
4.850%, 03/15/30	55	53,044
4.875%, 07/06/30	101	112,166
5.125%, 07/06/34	414	470,287
Revvity, Inc.
2.550%, 03/15/31	85	69,803
Roche Holdings, Inc.
Ω 7.000%, 03/01/39	50	57,176
Royalty Pharma PLC
3.300%, 09/02/40	965	680,060
Simon Property Group, LP
2.200%, 02/01/31	90	72,849
2.250%, 01/15/32	232	184,011
6.750%, 02/01/40	581	621,471
4.750%, 03/15/42	141	121,965
Stanley Black & Decker, Inc.
2.300%, 03/15/30	444	368,507
5.200%, 09/01/40	486	443,758
Sutter Health
3.161%, 08/15/40	712	522,271
Thermo Fisher Scientific, Inc.
5.404%, 08/10/43	532	518,870
Travelers Cos., Inc. (The)
6.250%, 06/15/37, MTN	125	132,065
5.350%, 11/01/40	112	108,667
Truist Financial Corp.
2.850%, 10/26/24, MTN	71	69,989
UnitedHealth Group, Inc.
5.700%, 10/15/40	217	217,493
Unum Group
5.750%, 08/15/42	876	824,019
US Bancorp
# 1.375%, 07/22/30	90	70,454
Verizon Communications, Inc.
4.272%, 01/15/36	86	76,129
4.812%, 03/15/39	929	841,268
3.400%, 03/22/41	1,000	744,513
3.850%, 11/01/42	435	338,059

26

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Visa, Inc.
2.700%, 04/15/40	100	$70,864
Voya Financial, Inc.
5.700%, 07/15/43	385	361,451
W. P. Carey, Inc.
3.850%, 07/15/29	80	73,777
Walmart, Inc.
5.625%, 04/01/40	61	62,819
2.500%, 09/22/41	701	474,727
Walt Disney Co. (The)
3.500%, 05/13/40	563	438,477
Warnermedia Holdings, Inc.
5.050%, 03/15/42	1,300	1,040,666
Wells Fargo & Co.
2.000%, 07/28/25, MTN	515	617,916
Welltower OP LLC
3.850%, 06/15/32	80	70,457
Western Union Co. (The)
2.750%, 03/15/31	939	764,876
# 6.200%, 11/17/36	335	333,296

TOTAL UNITED STATES		85,868,671

TOTAL BONDS		255,041,102

U.S. TREASURY OBLIGATIONS — (8.7%) U.S. Treasury Bonds
1.125%, 08/15/40	3,000	1,748,437

	Face Amount^	Value†
	(000)
U.S. Treasury Bonds
1.750%, 08/15/41	6,000	$3,809,766
3.250%, 05/15/42	502	403,228
U.S. Treasury Notes
# 3.000%, 06/30/24	1,803	1,795,640
5.521%, 01/31/25	2,000	2,002,296
5.490%, 04/30/25	2,600	2,602,742
5.446%, 07/31/25	4,500	4,501,967
5.491%, 10/31/25	4,500	4,505,208
5.566%, 01/31/26	5,913	5,925,989
TOTAL U.S. TREASURY OBLIGATIONS		27,295,273

COMMERCIAL
PAPER — (0.3%)
CANADA — (0.3%)
Province of Quebec
5.320%, 05/13/24	1,000	998,084

TOTAL CANADA		998,084

TOTAL COMMERCIAL PAPER		998,084

TOTAL INVESTMENT SECURITIES — (98.8%)
(Cost $313,286,565)		308,602,611

	Shares	Value
SECURITIES LENDING COLLATERAL — (1.2%)
The DFA Short Term
@§ Investment Fund	318,153	3,680,398

TOTAL INVESTMENTS — (100.0%)
(Cost $316,966,963)		$312,283,009

Forward Currency Contracts

As of April 30, 2024, Dimensional Global Sustainability Fixed Income ETF had entered into the following forward currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	2,437,394	USD	3,011,211	Citigroup	05/07/24	$40,847
USD	12,531,427	GBP	9,902,174	State Street and Bank Trust	05/07/24	132,114
USD	2,485,068	JPY	382,955,594	Citigroup	05/13/24	47,212
USD	461,641	JPY	72,471,413	Citigroup	05/13/24	295
GBP	161,294	USD	200,822	Citigroup	05/13/24	1,155
USD	879,693	JPY	134,276,271	Citigroup	05/13/24	24,903
USD	3,457,598	AUD	5,316,788	Citigroup	05/13/24	3,912
USD	9,167,386	JPY	1,397,247,192	Citigroup	05/13/24	272,653
USD	5,141,485	AUD	7,875,092	Citigroup	05/13/24	25,973
AUD	336,151	USD	216,003	Citigroup	05/13/24	2,354
USD	1,277,682	JPY	197,837,607	Citigroup	05/13/24	18,268
USD	9,247,801	JPY	1,411,166,568	State Street and Bank Trust	05/13/24	264,459
USD	12,469,946	GBP	9,943,785	State Street and Bank Trust	05/13/24	18,092

27

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	503,177	NZD	849,109	Citigroup	05/17/24	$719
USD	3,344,564	AUD	5,055,290	Citigroup	05/22/24	59,789
USD	3,537,189	AUD	5,435,683	Citigroup	05/24/24	5,018
USD	90,919	SEK	973,816	Citigroup	07/10/24	1,905
USD	457,770	EUR	426,205	Citigroup	07/11/24	648
USD	5,867,550	CAD	8,040,889	Citigroup	07/19/24	6,832
USD	73,829	CAD	100,888	Citigroup	07/24/24	289
USD	15,904,464	EUR	14,780,614	State Street and Bank Trust	07/24/24	41,197
USD	3,844,116	CAD	5,247,524	State Street and Bank Trust	07/24/24	19,036
USD	1,887,377	CAD	2,575,194	State Street and Bank Trust	07/24/24	10,240

Total Appreciation						$997,910

AUD	588,301	USD	386,341	Citigroup	05/13/24	$(4,192)
USD	2,396,643	GBP	1,922,229	Citigroup	05/17/24	(10,476)
USD	4,464,706	GBP	3,580,356	Citigroup	05/17/24	(18,809)
USD	976,456	EUR	914,301	Citigroup	07/11/24	(4,169)
USD	14,955,816	EUR	13,982,644	State Street and Bank Trust	07/11/24	(41,128)
USD	5,629,007	CAD	7,736,200	Citigroup	07/18/24	(9,532)
EUR	3,218,764	USD	3,466,316	State Street and Bank Trust	07/18/24	(12,836)
USD	16,499,807	EUR	15,427,161	State Street and Bank Trust	07/18/24	(52,323)

Total (Depreciation)						$(153,465)

Total Appreciation (Depreciation)						$844,445

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations
United States	$—	$25,268,152	$—	$25,268,152
Bonds
Australia	—	19,038,940	—	19,038,940
Austria	—	196,316	—	196,316
Belgium	—	5,463,247	—	5,463,247
Canada	—	28,056,807	—	28,056,807
Denmark	—	2,472,544	—	2,472,544
Finland	—	2,198,819	—	2,198,819
France	—	14,629,219	—	14,629,219
Germany	—	18,443,748	—	18,443,748
Hong Kong	—	79,016	—	79,016
Ireland	—	1,771,857	—	1,771,857
Italy	—	988,974	—	988,974
Japan	—	27,371,806	—	27,371,806
Netherlands	—	8,724,270	—	8,724,270
New Zealand	—	502,098	—	502,098
Spain	—	2,194,667	—	2,194,667
Supranational	—	21,487,290	—	21,487,290
Sweden	—	801,260	—	801,260
Switzerland	—	337,914	—	337,914
United Kingdom	—	14,413,639	—	14,413,639
United States	—	85,868,671	—	85,868,671
U.S. Treasury Obligations
United States	—	27,295,273	—	27,295,273

28

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Commercial Paper	$—	$998,084	$—	$998,084
Securities Lending Collateral	—	3,680,398	—	3,680,398

Total Investments	$—	$312,283,009	$—	$312,283,009

Financial instruments
Assets
Forward Currency Contracts**	—	997,910	—	997,910
Liabilities
Forward Currency Contracts**	—	(153,465)	—	(153,465)

Total Other Financial Instruments	$—	$844,445	$—	$844,445

**	Valued at the unrealized appreciation (depreciation) on the investment.

See accompanying Notes to Financial Statements.

29

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional US Sustainability Core 1 ETF	Dimensional International Sustainability Core 1 ETF
ASSETS:
Investment Securities at Value (including $22,732 and $15,763 of securities on loan, respectively)	$908,271	$406,781
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $23,676 and $15,107, respectively) (Note G)	23,676	15,107
Foreign Currencies at Value	—	264
Cash	549	1,143
Receivables:
Investment Securities Sold	1,034	500
Dividends and Interest	524	1,543
Capital Shares Issued	—	91
Tax Reclaims	—	451

Total Assets	934,054	425,880

LIABILITIES:
Payables:
Investment Securities Purchased	864	366
Upon Return of Securities Loaned	23,676	15,107
Accrued Expenses and Other Liabilities:
Advisory Fee	112	67
Administration and Accounting	35	13
Custodian	1	6
Trustee	8	1
Other Expenses	45	8

Total Liabilities	24,741	15,568
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$909,313	$410,312

SHARES OUTSTANDING, NO PAR VALUE	27,900,000	12,600,000

Net Asset Value, Offering and Redemption price per share	$32.59	$32.56

Investment Securities at Cost	$765,538	$365,372

Foreign Currencies at Cost	$—	$265

NET ASSETS CONSIST OF:
Paid-In Capital	$778,568	$373,097
Total Distributable Earnings (Loss)	130,745	37,215

NET ASSETS	$909,313	$410,312

See accompanying Notes to Financial Statements.

30

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional Emerging Markets Sustainability Core 1 ETF	Dimensional Global Sustainability Fixed Income ETF
ASSETS:
Investment Securities at Value (including $6,262 and $3,550 of securities on loan, respectively)	$247,907	$308,603
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $2,313 and $3,680, respectively) (Note G)	2,313	3,680
Collateral for TBA Securities	—	367
Foreign Currencies at Value	3,139	78
Cash	653	2,536
Unrealized Appreciation on Forward Foreign Currency Contracts	—	997
Receivables:
Investment Securities Sold	189	577
Dividends and Interest	390	2,782
Capital Shares Issued	3,731	—
Tax Reclaims	3	—
Prepaid Expenses and Other Assets	20	1

Total Assets	258,345	319,621

LIABILITIES:
Payables:
Investment Securities Purchased	5,246	26,019
Unrealized Depreciation on Forward Foreign Currency Contracts	—	153
Upon Return of Securities Loaned	2,313	3,680
Due to Advisor	—	3
Accrued Foreign Taxes	1,032	—
Accrued Expenses and Other Liabilities:
Advisory Fee	42	45
Administration and Accounting	10	17
Custodian	26	2
Trustee	1	1
Other Expenses	5	15

Total Liabilities	8,675	29,935
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$249,670	$289,686

SHARES OUTSTANDING, NO PAR VALUE	7,700,000	5,750,000

Net Asset Value, Offering and Redemption price per share	$32.42	$50.38

Investment Securities at Cost	$215,326	$313,287

Foreign Currencies at Cost	$3,143	$78

NET ASSETS CONSIST OF:
Paid-In Capital	$222,066	$291,814
Total Distributable Earnings (Loss)	27,604	(2,128)

NET ASSETS	$249,670	$289,686

See accompanying Notes to Financial Statements.

31

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional US Sustainability Core 1 ETF(a)	Dimensional International Sustainability Core 1 ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(3) and $(709), respectively)	$5,304	$4,885
Income from Securities Lending, Net	26	57

Total Investment Income	5,330	4,942

EXPENSES:
Investment Management Fees (Note D)	532	326
Administration and Accounting	19	12
Custodian	2	19
Filing Fees	14	7
Trustees’ Fees & Expenses	6	1
Previously Waived Fees Recovered by Advisor (Note D)	84	9
Other Expenses	13	17

Total Expenses	670	391

Net Investment Income (Loss)	4,660	4,551

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(7,055)	(3,512)
In-Kind Transactions	1,831	—
Futures	81	55
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	128,123	45,326

Net Realized and Unrealized Gain (Loss)	122,980	41,869

Net Increase (Decrease) in Net Assets Resulting from Operations	$127,640	$46,420

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

32

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional Emerging Markets Sustainability Core 1 ETF(a)	Dimensional Global Sustainability Fixed Income ETF(a)
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $— and $(6), respectively)	$—	$5,683
Dividends (Net of Foreign Taxes Withheld of $(206) and $—, respectively)	1,878	—
Income from Securities Lending, Net	55	8

Total Investment Income	1,933	5,691

EXPENSES:
Investment Management Fees (Note D)	343	234
Administration and Accounting	10	13
Custodian	118	2
Filing Fees	4	8
Trustees’ Fees & Expenses	1	1
Previously Waived Fees Recovered by Advisor (Note D)	—	11
Other Expenses	20	12

Total Expenses	496	281

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(94)	—
Fees Paid Indirectly (Note D)	—	(2)

Net Expenses	402	279

Net Investment Income (Loss)	1,531	5,412

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions*	(2,160)	(28)
In-Kind Transactions	—	127
Forward Currency Contracts	—	1,581
Futures	66	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations**	26,921	2,435
Forward Currency Contracts	—	414

Net Realized and Unrealized Gain (Loss)	24,827	4,529

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,358	$9,941

(a)	Portion of income is from investment in affiliated fund.
*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0 and $0.
**	Net of change in foreign capital gain taxes for the period ended April 30, 2024 of $(813) and $0.

See accompanying Notes to Financial Statements.

33

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Sustainability Core 1 ETF		Dimensional International Sustainability Core 1 ETF
	Six months ended April 30, 2024	For the period November 1, 2022 Ʊ through October 31, 2023	Six months ended April 30, 2024	For the period November 1, 2022 Ʊ through October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$4,660	$4,450	$4,551	$4,575
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency
Transactions	(7,055)	(8,051)	(3,512)	(3,997)
In-Kind Transactions	1,831	1,672	—	—
Futures	81	—	55	(102)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	128,123	14,610	45,326	(3,954)

Change in Net Assets Resulting from Operations .	127,640	12,681	46,420	(3,478)

Distributions:
Total Distributions	(4,120)	(3,708)	(1,865)	(3,862)

Change in Net Assets Resulting from Distributions	(4,120)	(3,708)	(1,865)	(3,862)

Capital Share Transactions:
Shares Issued	233,036	559,196	135,053	238,044
Cost of Shares Redeemed	(4,644)	(10,768)	—	—

Change in Net Assets Resulting from Capital Share Transactions	228,392	548,428	135,053	238,044

Change in Net Assets	351,912	557,401	179,608	230,704
Net Assets:
Beginning of Period	557,401	—	230,704	—

End of Period	$909,313	$557,401	$410,312	$230,704

Share Transactions:
Issued	7,300	21,150	4,200	8,400
Redeemed	(150)	(400)	—	—

Change in Shares	7,150	20,750	4,200	8,400

See accompanying Notes to Financial Statements.

34

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Sustainability Core 1 ETF		Dimensional Global Sustainability Fixed Income ETF
	Six months ended April 30, 2024	For the period November 1, 2022 Ʊ through October 31, 2023	Six months ended April 30, 2024	For the period November 15, 2022 Ʊ through October 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$1,531	$3,344	$5,412	$4,645
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*	(2,160)	(2,694)	(28)	(1,175)
In-Kind Transactions	—	—	127	—
Forward Currency Contracts	—	—	1,581	1,647
Futures	66	(73)	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations**	26,921	4,631	2,435	(7,134)
Forward Currency Contracts	—	—	414	431

Change in Net Assets Resulting from Operations .	26,358	5,208	9,941	(1,586)

Distributions:
Total Distributions	(990)	(2,972)	(6,195)	(4,288)

Change in Net Assets Resulting from Distributions	(990)	(2,972)	(6,195)	(4,288)

Capital Share Transactions:
Shares Issued	69,431	152,635	150,007	146,927
Cost of Shares Redeemed	—	—	(5,120)	—

Change in Net Assets Resulting from Capital Share Transactions	69,431	152,635	144,887	146,927

Change in Net Assets	94,799	154,871	148,633	141,053
Net Assets:
Beginning of Period	154,871	—	141,053	—

End of Period	$249,670	$154,871	$289,686	$141,053

Share Transactions:
Issued	2,200	5,500	2,950	2,900
Redeemed	—	—	(100)	—

Change in Shares	2,200	5,500	2,850	2,900

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0 and $0 and October 31, 2023 of $1 and $0.
**	Net of change in foreign capital gain taxes withheld for the period ended April 30, 2024 of $(813) and $0 and October 31, 2023 of $(219) and $0.

See accompanying Notes to Financial Statements.

35

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Sustainability Core 1 ETF		Dimensional International Sustainability Core 1 ETF
	Six Months ended April 30, 2024	Period November 1, 2022 Ʊ through October 31, 2023	Six Months ended April 30, 2024	Period November 1, 2022 Ʊ through October 31, 2023
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$26.86	$24.97	$27.46	$25.17

Income From Investment Operations (a)
Net Investment Income (Loss)	0.19	0.35	0.44	0.78
Net Gains (Losses) on Securities (Realized and Unrealized)	5.72	1.79	4.86	2.08

Total from Investment Operations	5.91	2.14	5.30	2.86

Less Distributions:
Net Investment Income	(0.18)	(0.25)	(0.20)	(0.57)

Total Distributions	(0.18)	(0.25)	(0.20)	(0.57)

Net Asset Value, End of Period	$32.59	$26.86	$32.56	$27.46

Total Return at NAV (b)(c)	22.00%	8.59%	19.30%	11.23%

Total Return at Market (c)(d)	22.07%	8.62%	18.01%	12.06%

Net Assets, End of Year (thousands)	$909,313	$557,401	$410,312	$230,704
Ratio of Expenses to Average Net Assets (e)	0.18%	0.18%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived
Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.18%	0.20%	0.24%	0.31%
Ratio of Net Investment Income to Average Net Assets (e)	1.23%	1.26%	2.79%	2.65%
Portfolio Turnover Rate (c)(f)	2%	4%	5%	15%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

36

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Markets Sustainability Core 1 ETF		Dimensional Global Sustainability Fixed Income ETF
	Six Months ended April 30, 2024	Period November 1, 2022 Ʊ through October 31, 2023	Six Months ended April 30, 2024	Period November 15, 2022 Ʊ through October 31, 2023
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$28.16	$25.54	$48.64	$50.10

Income From Investment Operations (a)
Net Investment Income (Loss)	0.24	0.77	1.18	2.13
Net Gains (Losses) on Securities (Realized and Unrealized)	4.18	2.46	2.13	(1.82)

Total from Investment Operations	4.42	3.23	3.31	0.31

Less Distributions:
Net Investment Income	(0.16)	(0.61)	(1.57)	(1.77)

Total Distributions	(0.16)	(0.61)	(1.57)	(1.77)

Net Asset Value, End of Period	$32.42	$28.16	$50.38	$48.64

Total Return at NAV (b)(c)	15.76%	12.54%	6.83%	0.56%

Total Return at Market (c)(d)	15.08%	12.91%	6.75%	0.68%

Net Assets, End of Year (thousands)	$249,670	$154,871	$289,686	$141,053
Ratio of Expenses to Average Net Assets (e)	0.41%	0.40%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.51%	0.59%	0.24%	0.30%
Ratio of Net Investment Income to Average Net Assets (e)	1.56%	2.62%	4.63%	4.38%
Portfolio Turnover Rate (c)(f)	6%	22%	18%	37%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

37

DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of April 30, 2024, the Trust is comprised of thirty-eight operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional US Sustainability Core 1 ETF	US Sustainability Core 1 ETF
Dimensional International Sustainability Core 1 ETF	International Sustainability Core 1 ETF
Dimensional Emerging Markets Sustainability Core 1 ETF	Emerging Markets Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed Income ETF	Global Sustainability Fixed Income ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Board of Trustees of the Trust (“the Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

38

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the fair value hierarchy.

With respect to the International Sustainability Core 1 ETF, Emerging Markets Sustainability Core 1 ETF, and Global Sustainability Fixed Income ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed

39

on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Certain securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in lieu of cash, if any, are recorded at the fair value of the securities received.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment securities sold and foreign currency transactions on the Statements of Operations.

4. TO-BE-ANNOUNCED (TBA) COMMITMENTS

To-Be-Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

40

5. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly except for the Global Sustainability Fixed Income ETF, which intends to distribute dividends to shareholders monthly. The Funds intend to distribute net realized capital gains to shareholders, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

7. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

8. OTHER

Discount and premium on debt securities purchased are amortized, using the effective interest method. Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Emerging Markets Sustainability Core 1 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

41

Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country-specific taxation of dividend income and related amounts reclaimable.

C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Summary Schedule of Investments/ Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended April 30, 2024 was as follows (amounts in thousands):

Forward Currency Contracts*
Global Sustainability Fixed Income ETF	$131,055

*	Average amount of Currency Purchased/Sold in USD.

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Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2024 (amounts in thousands):

	Asset	Liability
	Unrealized Appreciation on Forward Currency Contracts (1)	Unrealized Depreciation on Forward Currency Contracts (2)
Currency Rate Risk Exposure:
Global Sustainability Fixed Income ETF	$997	$(153)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Appreciation on: Forward Foreign Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Depreciation on: Forward Foreign Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended April 30, 2024 (amounts in thousands):

Realized Gain (Loss) from:
Futures (1)
Equity Risk Exposure:
US Sustainability Core 1 ETF	$81
International Sustainability Core 1 ETF	55
Emerging Markets Sustainability Core 1 ETF	66

	Realized Gain (Loss) from:	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Forward Currency Contracts (2)	Forward Currency Contracts (3)
Currency Rate Risk Exposure:
Global Sustainability Fixed Income ETF	$1,581	$414

(1)	Presented on the Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) from: Forward Currency Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

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For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of April 30, 2024, the Funds’ derivative assets and liabilities (by type) were as follows (amounts in thousands):

	Global Sustainability Fixed Income ETF
	Assets	Liabilities
Derivative Financial Instruments:
Forward currency contracts	$997	$153

Total derivative assets and liabilities in the Statement of Assets and Liabilities	997	153
Derivative asset and liabilities not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$997	$153

The following tables present the Funds’ derivative assets and liabilities as of April 30, 2024 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund (amounts in thousands):

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
Global Sustainability Fixed Income ETF
Citigroup	$512	$(47)	$—	$—	$465
State Street Bank and Trust Company	485	(106)	—	—	379

	$997	$(153)	$—	$—	$844

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Global Sustainability Fixed Income ETF
Citigroup	$47	$(47)	$—	$—	$—
State Street Bank and Trust Company	106	(106)	—	—	—

	$153	$(153)	$—	$—	$—

(b)

The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

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D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the International Funds.

For the period ended April 30, 2024, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Management Fee
US Sustainability Core 1 ETF	0.14%
International Sustainability Core 1 ETF	0.20%
Emerging Markets Sustainability Core 1 ETF	0.35%
Global Sustainability Fixed Income ETF	0.20%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds, as described in the notes below. The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement will remain in effect through February 28, 2025, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended April 30, 2024, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the six months ended April 30, 2024, recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/ assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Assumed Expenses	Recovery of Previously Waived Fees/ Assumed Expenses
US Sustainability Core 1 ETF	0.18%	$—	$84
International Sustainability Core 1 ETF	0.24%	—	9
Emerging Markets Sustainability Core 1 ETF	0.41%	94	—
Global Sustainability Fixed Income ETF	0.24%	—	11

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	Previously Waived Fees/Assumed Expenses Subject to Future Recovery
	Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
US Sustainability Core 1 ETF	$—	$—	$—	$—	$—
International Sustainability Core 1 ETF	—	—	103	—	103
Emerging Markets Sustainability Core 1 ETF	—	—	229	94	323
Global Sustainability Fixed Income ETF	—	—	57	—	57

2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended April 30, 2024, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
Global Sustainability Fixed Income ETF	$2

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

4. DISTRIBUTION

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO) receive no compensation from the Trust. For the period ended April 30, 2024, the total related amounts paid by the Trust to the CCO was $33 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

US Sustainability Core 1 ETF	$1
International Sustainability Core 1 ETF	—
Emerging Markets Sustainability Core 1 ETF	—
Global Sustainability Fixed Income ETF	—

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F. FEDERAL INCOME TAXES

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the period ended October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
US Sustainability Core 1 ETF 2023	$3,708	$—	$—	$3,708
International Sustainability Core 1 ETF 2023	3,862	—	—	3,862
Emerging Markets Sustainability Core 1 ETF 2023	2,972	—	—	2,972
Global Sustainability Fixed Income ETF 2023	4,288	—	—	4,288

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
US Sustainability Core 1 ETF	$61	$—	$61

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) (1)	Total Net Distributable Earnings (Accumulated Losses)
US Sustainability Core 1 ETF	$698	$—	$(8,075)	$14,603	$7,226

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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) (1)	Total Net Distributable Earnings (Accumulated Losses)
International Sustainability Core 1 ETF	$733	$—	$(4,103)	$(3,970)	$(7,340)
Emerging Markets Sustainability Core 1 ETF	488	—	(2,725)	4,472	2,235
Global Sustainability Fixed Income ETF	2,529	—	(1,262)	(7,141)	(5,874)

(1)	The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
US Sustainability Core 1 ETF	$8,075	$8,075
International Sustainability Core 1 ETF	4,103	4,103
Emerging Markets Sustainability Core 1 ETF	2,725	2,725
Global Sustainability Fixed Income ETF	1,262	1,262

During the period ended October 31, 2023, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Sustainability Core 1 ETF	$789,213	$159,126	$(16,393)	$142,733
International Sustainability Core 1 ETF	380,491	51,122	(9,725)	41,397
Emerging Markets Sustainability Core 1 ETF	217,789	42,329	(9,898)	32,431
Global Sustainability Fixed Income ETF	317,398	1,138	(6,253)	(5,115)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any

48

tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

As of April 30, 2024, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
International Sustainability Core 1 ETF	$1,935
Emerging Markets Sustainability Core 1 ETF	4,640

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

H. AFFILIATED TRADES

Cross trades for the period ended April 30, 2024, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

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For the period ended April 30, 2024, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
US Sustainability Core 1 ETF	$1,789	$1,580	$(524)
International Sustainability Core 1 ETF	2,077	3,861	(692)
Emerging Markets Sustainability Core 1 ETF	154	—	—

For the period ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distributions
US Sustainability Core 1 ETF
The DFA Short Term Investment Fund	$19,402	$81,034	$76,760	$—	$—	$23,676	2,047	$606	$—

Total	$19,402	$81,034	$76,760	$—	$—	$23,676	2,047	$606	$—

International Sustainability Core 1 ETF
The DFA Short Term Investment Fund	$8,740	$41,357	$34,990	$—	$—	$15,107	1.306	$267	$—

Total	$8,740	$41,357	$34,990	$—	$—	$15,107	1.306	$267	$—

Emerging Markets Sustainability Core 1 ETF
The DFA Short Term Investment Fund	$536	$8,388	$6,611	$—	$—	$2,313	200	$27	$—

Total	$536	$8,388	$6,611	$—	$—	$2,313	200	$27	$—

Global Sustainability Fixed Income ETF
The DFA Short Term Investment Fund	$2,754	$30,152	$29,226	$—	$—	$3,680	318	$170	$—

Total	$2,754	$30,152	$29,226	$—	$—	$3,680	318	$170	$—

I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2024 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
US Sustainability Core 1 ETF	$—	$—	$37,743	$18,339
International Sustainability Core 1 ETF	—	—	28,188	17,687
Emerging Markets Sustainability Core 1 ETF	—	—	70,880	11,324
Global Sustainability Fixed Income ETF	23,177	9,388	68,250	33,200

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In-kind transactions for the period ended April 30, 2024 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
US Sustainability Core 1 ETF	$—	$—	$212,243	$4,629
International Sustainability Core 1 ETF	—	—	125,408	—
Emerging Markets Sustainability Core 1 ETF	—	—	8,068	1
Global Sustainability Fixed Income ETF	2,158	—	113,754	5,068

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

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For the period ended April 30, 2024, borrowings by the Funds under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 4/30/24
International Sustainability Core 1 ETF	6.08%	$97	1	$—	$97	$—
Emerging Markets Sustainability Core 1 ETF	6.08%	4	4	—	4	—

*	Number of Days Outstanding represents the total of single or consecutive days during the period ended April 30, 2024, that each Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended April 30, 2024.

M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Funds until the 2024 annual shareholder reports and will have no effect on the Funds’ accounting policies or financial statements.

N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

52

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Sustainability Core 1 ETF	1	100%
International Sustainability Core 1 ETF	1	100%
Emerging Markets Sustainability Core 1 ETF	1	100%
Global Sustainability Fixed Income ETF	1	100%

O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

53

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

54

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

55

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

56

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Trustees of Dimensional ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio (collectively, the “Funds”) and a Fund’s sub-advisory agreements. Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the

57

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

58

DFA043024-019S

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided

Dimensional U.S. Equity ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional US Marketwide Value ETF

Dimensional International Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

Dimensional US Core Equity Market ETF

Dimensional US Core Equity 1 ETF

Dimensional US High Profitability ETF

Dimensional US Large Cap Value ETF

Dimensional US Small Cap Value ETF

Dimensional US Large Cap Vector ETF

Dimensional US Real Estate ETF

Dimensional International Core Equity Market ETF

Dimensional International Core Equity 2 ETF

Dimensional International Small Cap Value ETF

Dimensional International Small Cap ETF

Dimensional International High Profitability ETF

Dimensional Emerging Core Equity Market ETF

Dimensional Emerging Markets High Profitability ETF

Dimensional Emerging Markets Value ETF

Dimensional Emerging Markets Core Equity 2 ETF

Dimensional Global Real Estate ETF

Dimensional US Sustainability Core 1 ETF

Dimensional International Sustainability Core 1 ETF

Dimensional Emerging Markets Sustainability Core 1 ETF

DIMENSIONAL U.S. EQUITY ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (8.6%)
#*Advantage Solutions, Inc.	15,996	$68,143
*Alphabet, Inc., Class A	1,038,305	169,015,288
*Alphabet, Inc., Class C	998,431	164,381,680
#*Altice USA, Inc., Class A	24,716	47,702
*AMC Networks, Inc., Class A	5,279	56,063
#*Angi, Inc.	8,124	17,142
*Anterix, Inc.	1,872	59,005
AT&T, Inc.	1,318,516	22,269,735
#*Atlanta Braves Holdings, Inc.	1,097	44,253
*Atlanta Braves Holdings, Inc.	4,989	186,738
ATN International, Inc.	1,619	30,891
*Bandwidth, Inc., Class A	3,691	67,176
*Boston Omaha Corp., Class A	3,594	55,491
*Bumble, Inc., Class A	3,112	31,431
#Cable One, Inc.	904	356,040
#*Cardlytics, Inc.	4,593	56,264
*Cargurus, Inc.	14,641	328,837
*Cars.com, Inc.	14,248	238,084
#*Charter Communications, Inc., Class A	18,564	4,751,270
#*Cinemark Holdings, Inc.	19,353	331,710
Comcast Corp., Class A	733,132	27,939,661
*comScore, Inc.	725	10,020
*Daily Journal Corp.	193	64,694
DallasNews Corp.	12,972	46,959
*E. W. Scripps Co. (The), Class A	15,520	58,355
#*EchoStar Corp., Class A	18,387	294,008
Electronic Arts, Inc.	47,080	5,970,686
*Emerald Holding, Inc.	1,370	7,878
Endeavor Group Holdings, Inc., Class A	28,864	762,298
Entravision Communications Corp., Class A	7,234	15,119
*Eventbrite, Inc., Class A	20,022	105,716
*EverQuote, Inc., Class A	197	3,974
Fox Corp., Class A	47,199	1,463,641
Fox Corp., Class B	18,782	538,668
*Frontier Communications Parent, Inc.	33,724	780,373
*Gaia, Inc.	3,612	13,978
*Gambling.com Group, Ltd.	11,300	97,745
*Gannett Co., Inc.	11,209	27,126
#*Gogo, Inc.	9,723	88,090
Gray Television, Inc.	13,571	78,033
IDT Corp., Class B	3,154	112,093
#*IMAX Corp.	8,011	128,256
*Integral Ad Science Holding Corp.	11,595	111,196
Interpublic Group of Cos., Inc. (The)	69,969	2,129,856
Iridium Communications, Inc.	12,717	391,556
John Wiley & Sons, Inc., Class A	7,504	281,925
*Liberty Broadband Corp., Class A	1,363	68,327
*Liberty Broadband Corp., Class C	17,066	848,692
*Liberty Global, Ltd., Class A	25,063	398,376
#*Liberty Global, Ltd., Class C	28,882	472,798
*Liberty Latin America, Ltd., Class A	11,274	85,119
*Liberty Latin America, Ltd., Class C	26,050	196,417
*Liberty Media Corp.-Liberty Formula One	5,077	316,145

1

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Liberty Media Corp.-Liberty Formula One	33,805	$2,365,336
*Liberty Media Corp.-Liberty Live	7,602	283,707
*Liberty Media Corp.-Liberty Live	3,181	114,071
*Liberty Media Corp.-Liberty SiriusXM	12,062	290,212
*Liberty Media Corp.-Liberty SiriusXM	27,799	668,844
#*Lions Gate Entertainment Corp., Class A	7,250	73,153
*Lions Gate Entertainment Corp., Class B	28,794	271,527
*Live Nation Entertainment, Inc.	28,345	2,520,154
*Madison Square Garden Entertainment Corp.	6,379	249,738
*Madison Square Garden Sports Corp.	3,001	557,946
*Magnite, Inc.	22,572	199,311
#Marcus Corp. (The)	3,687	48,079
*Match Group, Inc.	48,111	1,482,781
Meta Platforms, Inc., Class A	413,014	177,666,232
*Netflix, Inc.	80,028	44,066,618
New York Times Co. (The), Class A	27,316	1,175,408
News Corp., Class A	68,487	1,629,991
#News Corp., Class B	26,980	662,089
Nexstar Media Group, Inc.	6,064	970,604
*Nextdoor Holdings, Inc.	21,721	44,311
Omnicom Group, Inc.	34,892	3,239,373
*Ooma, Inc.	2,074	14,642
#Paramount Global, Class A	5,128	106,098
#Paramount Global, Class B	75,800	863,362
*Pinterest, Inc., Class A	109,173	3,651,837
*Playstudios, Inc.	1,740	3,758
*PubMatic, Inc., Class A	6,909	155,038
*QuinStreet, Inc.	8,621	155,954
*Reservoir Media, Inc.	1,724	15,430
*ROBLOX Corp., Class A	75,834	2,696,657
*Roku, Inc.	22,890	1,319,837
Saga Communications, Inc., Class A	552	12,580
Scholastic Corp.	5,755	204,993
Shenandoah Telecommunications Co.	10,081	129,238
#Shutterstock, Inc.	4,062	173,488
#Sinclair, Inc.	4,224	51,955
#Sirius XM Holdings, Inc.	159,411	468,668
*Snap, Inc., Class A	181,786	2,735,879
*Sphere Entertainment Co.	4,477	173,976
Spok Holdings, Inc.	2,839	43,863
*Spotify Technology SA	22,036	6,179,776
*Stagwell, Inc.	12,128	72,162
*Take-Two Interactive Software, Inc.	31,280	4,467,097
*TechTarget, Inc.	4,984	137,060
TEGNA, Inc.	31,708	432,497
Telephone and Data Systems, Inc.	17,223	269,540
*Thryv Holdings, Inc.	5,650	130,007
TKO Group Holdings, Inc.	11,388	1,078,102
T-Mobile US, Inc.	98,583	16,184,371
Townsquare Media, Inc., Class A	1,541	18,600
*Trade Desk, Inc. (The), Class A	82,289	6,817,644
*Travelzoo	1,595	14,211
*TripAdvisor, Inc.	18,373	483,761
*TrueCar, Inc.	8,736	23,063
*United States Cellular Corp.	1,000	36,360
*Urban One, Inc.	3,587	5,560
Verizon Communications, Inc.	779,406	30,778,743
*Vimeo, Inc.	25,005	89,768

2

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
#*Vivid Seats, Inc., Class A	6,801	$35,773
Walt Disney Co. (The)	342,329	38,032,752
#*Warner Bros Discovery, Inc.	115,724	851,729
#Warner Music Group Corp., Class A	20,604	679,932
*Yelp, Inc.	11,677	469,883
*Zedge, Inc., Class B	68	163
*Ziff Davis, Inc.	8,508	426,336
*ZipRecruiter, Inc.	11,726	120,543
*ZoomInfo Technologies, Inc.	44,532	706,278

TOTAL COMMUNICATION SERVICES		766,399,170

CONSUMER DISCRETIONARY — (10.6%)
*1-800-Flowers.com, Inc., Class A	3,914	35,500
Aaron’s Co., Inc. (The)	4,533	31,323
*Abercrombie & Fitch Co.	12,204	1,483,030
Academy Sports & Outdoors, Inc.	13,542	789,499
*Accel Entertainment, Inc.	5,607	60,219
Acushnet Holdings Corp.	7,163	436,800
*Adient PLC	16,193	483,685
ADT, Inc.	31,261	203,197
*Adtalem Global Education, Inc.	7,146	354,585
Advance Auto Parts, Inc.	10,409	759,649
*Airbnb, Inc., Class A	78,518	12,450,599
*Amazon.com, Inc.	1,733,618	303,383,150
*American Axle & Manufacturing Holdings, Inc.	21,777	159,843
American Eagle Outfitters, Inc.	36,302	880,687
*American Outdoor Brands, Inc.	1,353	10,580
*American Public Education, Inc.	1,707	23,608
*America’s Car-Mart, Inc.	1,100	62,964
*AMMO, Inc.	11,728	29,789
*Aptiv PLC	51,811	3,678,581
Aramark	46,910	1,478,134
Arhaus, Inc.	4,754	60,186
Arko Corp.	11,157	47,975
*Asbury Automotive Group, Inc.	3,290	691,690
Autoliv, Inc.	14,234	1,705,091
*AutoNation, Inc.	6,375	1,027,331
*AutoZone, Inc.	3,305	9,770,902
Bassett Furniture Industries, Inc.	306	4,278
Bath & Body Works, Inc.	38,640	1,755,029
*Beazer Homes USA, Inc.	4,561	127,845
#Best Buy Co., Inc.	34,205	2,518,856
*Beyond, Inc.	8,138	163,818
*Biglari Holdings, Inc., Class A	20	19,997
*Biglari Holdings, Inc., Class B	93	18,331
*BJ’s Restaurants, Inc.	5,475	178,430
Bloomin’ Brands, Inc.	16,002	412,692
Booking Holdings, Inc.	6,347	21,910,034
#*Boot Barn Holdings, Inc.	5,281	562,268
BorgWarner, Inc.	41,251	1,351,795
#Bowlero Corp., Class A	5,823	68,420
Boyd Gaming Corp.	10,966	586,791
*Bright Horizons Family Solutions, Inc.	10,388	1,077,339
*Brinker International, Inc.	9,472	507,699
Brunswick Corp.	12,407	1,000,500
Buckle, Inc. (The)	5,305	198,354
Build-A-Bear Workshop, Inc.	3,722	112,256
*Burlington Stores, Inc.	11,724	2,109,617
*Caesars Entertainment, Inc.	35,901	1,285,974

3

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#Caleres, Inc.	6,110	$225,031
#Camping World Holdings, Inc., Class A	6,227	126,221
#*CarMax, Inc.	29,300	1,991,521
*Carnival Corp.	177,024	2,623,496
Carriage Services, Inc.	2,167	55,432
Carrols Restaurant Group, Inc.	4,746	45,182
#Carter’s, Inc.	7,039	481,538
#*Carvana Co.	15,776	1,308,146
Cato Corp. (The), Class A	626	3,017
*Cavco Industries, Inc.	1,368	498,239
Century Communities, Inc.	5,764	457,200
#Cheesecake Factory, Inc. (The)	8,831	304,846
*Chegg, Inc.	20,392	105,427
#*Chewy, Inc., Class A	11,163	167,333
#*Children’s Place, Inc. (The)	1,918	13,349
*Chipotle Mexican Grill, Inc.	5,063	15,997,055
#Choice Hotels International, Inc.	5,537	654,806
Churchill Downs, Inc.	11,246	1,450,734
*Chuy’s Holdings, Inc.	2,714	79,954
*Citi Trends, Inc.	2,530	54,243
#Clarus Corp.	2,260	14,306
#Columbia Sportswear Co.	7,280	579,706
*Conn’s, Inc.	2,501	8,829
*Cooper-Standard Holdings, Inc.	1,702	26,262
*Coursera, Inc.	18,171	185,708
#Cracker Barrel Old Country Store, Inc.	3,362	195,635
*Crocs, Inc.	10,771	1,339,589
*Culp, Inc.	1,492	6,804
Dana, Inc.	27,350	339,961
Darden Restaurants, Inc.	21,589	3,311,968
*Dave & Buster’s Entertainment, Inc.	6,446	344,216
*Deckers Outdoor Corp.	4,461	3,651,195
*Denny’s Corp.	8,748	70,159
#Designer Brands, Inc., Class A	8,875	82,449
*Destination XL Group, Inc.	12,129	38,934
Dick’s Sporting Goods, Inc.	10,399	2,089,575
#Dillard’s, Inc., Class A	1,843	807,216
Dine Brands Global, Inc.	2,110	93,051
Domino’s Pizza, Inc.	6,278	3,322,757
*DoorDash, Inc., Class A	47,821	6,181,342
*Dorman Products, Inc.	4,680	409,266
DR Horton, Inc.	54,373	7,747,609
*DraftKings, Inc.	83,318	3,462,696
#*Dream Finders Homes, Inc., Class A	3,092	109,766
*Duluth Holdings, Inc., Class B	6,700	28,207
*Duolingo, Inc.	5,175	1,168,256
#*Dutch Bros, Inc., Class A	6,685	188,250
eBay, Inc.	99,795	5,143,434
*El Pollo Loco Holdings, Inc.	3,290	28,031
Ethan Allen Interiors, Inc.	4,714	133,123
*Etsy, Inc.	20,881	1,433,898
#*European Wax Center, Inc., Class A	7,691	90,446
*Everi Holdings, Inc.	11,576	94,576
#*Expedia Group, Inc.	24,056	3,238,659
#*Figs, Inc., Class A	22,309	113,999
#*First Watch Restaurant Group, Inc.	6,441	164,374
*Five Below, Inc.	10,020	1,466,327
Flanigan’s Enterprises, Inc.	313	8,219

4

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Flexsteel Industries, Inc.	186	$6,131
#*Floor & Decor Holdings, Inc., Class A	18,598	2,051,917
Foot Locker, Inc.	15,542	324,051
Ford Motor Co.	707,825	8,600,074
*Fox Factory Holding Corp.	7,802	303,654
*Frontdoor, Inc.	14,359	440,678
#*Funko, Inc., Class A	3,251	19,799
#*GameStop Corp., Class A	14,693	162,945
Gap, Inc. (The)	43,954	901,936
Garmin, Ltd.	28,197	4,073,621
#*Garrett Motion, Inc.	12,239	117,005
General Motors Co.	230,481	10,263,319
*Genesco, Inc.	1,500	37,965
Gentex Corp.	42,785	1,467,526
*Gentherm, Inc.	5,812	293,913
Genuine Parts Co.	25,115	3,948,329
*G-III Apparel Group, Ltd.	8,967	252,421
Golden Entertainment, Inc.	3,497	112,079
*Good Times Restaurants, Inc.	4,315	11,521
*Goodyear Tire & Rubber Co. (The)	52,574	628,785
*GoPro, Inc., Class A	16,843	29,138
Graham Holdings Co., Class B	568	398,378
*Grand Canyon Education, Inc.	6,052	786,881
*Green Brick Partners, Inc.	2,883	156,057
Group 1 Automotive, Inc.	2,620	770,332
#*Groupon, Inc.	236	2,728
#*GrowGeneration Corp.	5,806	17,360
#Guess?, Inc.	5,581	149,459
#H&R Block, Inc.	23,902	1,128,891
Hamilton Beach Brands Holding Co., Class A	265	5,390
#*Hanesbrands, Inc.	59,620	271,867
Harley-Davidson, Inc.	23,610	811,948
Hasbro, Inc.	24,368	1,493,758
#Haverty Furniture Cos., Inc.	2,060	63,448
#*Helen of Troy, Ltd.	4,250	394,018
Hibbett, Inc.	2,470	213,013
*Hilton Grand Vacations, Inc.	14,700	612,108
Hilton Worldwide Holdings, Inc.	45,441	8,964,600
*Holley, Inc.	6,608	26,564
Home Depot, Inc. (The)	184,024	61,504,501
Hooker Furnishings Corp.	3,546	60,282
*Hovnanian Enterprises, Inc., Class A	1,336	197,501
Hyatt Hotels Corp., Class A	7,172	1,067,122
#Installed Building Products, Inc.	4,222	995,252
International Game Technology PLC	7,805	154,071
#*iRobot Corp.	3,683	31,526
*J Jill, Inc.	226	5,632
#Jack in the Box, Inc.	3,400	194,038
*JAKKS Pacific, Inc.	1,034	19,553
Johnson Outdoors, Inc., Class A	1,187	48,679
KB Home	14,443	935,329
Kohl’s Corp.	19,698	471,570
#Kontoor Brands, Inc.	10,148	629,785
Krispy Kreme, Inc.	13,266	167,815
#*Kura Sushi USA, Inc., Class A	899	98,962
Lakeland Industries, Inc.	1,000	16,550
*Lands’ End, Inc.	1,303	17,825
*Landsea Homes Corp.	1,210	13,976

5

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Las Vegas Sands Corp.	67,504	$2,994,477
*Latham Group, Inc.	1,694	4,743
Laureate Education, Inc.	22,828	331,006
La-Z-Boy, Inc.	7,783	255,594
LCI Industries	4,835	502,743
Lear Corp.	10,217	1,286,014
*Legacy Housing Corp.	2,087	42,512
Leggett & Platt, Inc.	22,880	413,442
Lennar Corp., Class A	45,333	6,873,389
Lennar Corp., Class B	1,957	274,743
#*Leslie’s, Inc.	29,339	115,302
#Levi Strauss & Co., Class A	17,951	380,920
*LGI Homes, Inc.	3,820	343,533
*Life Time Group Holdings, Inc.	8,411	114,894
Lifetime Brands, Inc.	300	2,742
*Light & Wonder, Inc.	5,171	461,563
*Lincoln Educational Services Corp.	4,549	48,492
*Lindblad Expeditions Holdings, Inc.	4,023	29,529
Lithia Motors, Inc.	5,021	1,277,242
LKQ Corp.	47,988	2,069,722
#*Lovesac Co. (The)	2,870	63,657
Lowe’s Cos., Inc.	107,910	24,602,401
#*Lucid Group, Inc.	15,328	39,086
*Lululemon Athletica, Inc.	21,043	7,588,106
*M/I Homes, Inc.	2,750	319,605
Macy’s, Inc.	52,165	961,401
*Malibu Boats, Inc., Class A	3,984	135,536
Marine Products Corp.	1,049	11,277
*MarineMax, Inc.	6,075	149,870
Marriott International, Inc., Class A	44,794	10,577,207
Marriott Vacations Worldwide Corp.	5,779	555,420
*MasterCraft Boat Holdings, Inc.	1,758	35,564
*Mattel, Inc.	62,160	1,138,771
McDonald’s Corp.	134,867	36,824,086
Meritage Homes Corp.	3,700	613,238
*MGM Resorts International	27,782	1,095,722
#*Mister Car Wash, Inc.	13,839	92,583
*Modine Manufacturing Co.	8,697	805,603
*Mohawk Industries, Inc.	9,328	1,075,705
Monarch Casino & Resort, Inc.	1,845	125,036
Monro, Inc.	5,105	139,111
*Motorcar Parts of America, Inc.	1,978	11,235
Movado Group, Inc.	2,287	58,250
Murphy USA, Inc.	4,039	1,671,419
Nathan’s Famous, Inc.	509	32,886
*National Vision Holdings, Inc.	14,386	250,604
Newell Brands, Inc.	65,989	523,953
NIKE, Inc., Class B	222,627	20,539,567
#Nordstrom, Inc.	17,293	328,740
#*Norwegian Cruise Line Holdings, Ltd.	76,003	1,437,977
*NVR, Inc.	551	4,098,806
*ODP Corp. (The)	6,232	317,271
*Ollie’s Bargain Outlet Holdings, Inc.	10,837	792,618
*OneSpaWorld Holdings, Ltd.	15,834	201,408
#*OneWater Marine, Inc.	2,070	42,870
*O’Reilly Automotive, Inc.	10,845	10,988,805
#Oxford Industries, Inc.	3,165	341,124
#Papa John’s International, Inc.	6,355	392,040

6

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Patrick Industries, Inc.	3,798	$396,853
#*Penn Entertainment, Inc.	6,827	112,919
#Penske Automotive Group, Inc.	4,576	699,716
Perdoceo Education Corp.	11,408	208,766
#PetMed Express, Inc.	2,200	8,690
Phinia, Inc.	5,274	205,686
*Planet Fitness, Inc., Class A	15,485	926,622
*Playa Hotels & Resorts NV	20,467	184,203
Polaris, Inc.	9,601	817,621
Pool Corp.	6,798	2,464,479
#*Portillo’s, Inc., Class A	7,168	87,880
*Potbelly Corp.	11,391	116,074
PulteGroup, Inc.	39,280	4,376,578
PVH Corp.	10,849	1,180,371
#*QuantumScape Corp.	17,004	92,162
Ralph Lauren Corp.	7,167	1,172,808
RCI Hospitality Holdings, Inc.	1,000	50,760
#*Red Robin Gourmet Burgers, Inc.	2,464	18,603
#Red Rock Resorts, Inc., Class A	8,652	459,594
#*Revolve Group, Inc.	5,987	119,201
*RH	2,520	622,566
#*Rivian Automotive, Inc., Class A	117,467	1,045,456
Rocky Brands, Inc.	677	17,446
Ross Stores, Inc.	62,242	8,063,451
*Royal Caribbean Cruises, Ltd.	44,926	6,273,017
#*RumbleON, Inc., Class B	492	2,539
*Sabre Corp.	57,925	166,245
*Sally Beauty Holdings, Inc.	17,730	192,371
Service Corp. International	27,269	1,955,460
*Shake Shack, Inc., Class A	6,394	676,805
SharkNinja, Inc.	9,772	628,144
#Shoe Carnival, Inc.	2,888	96,575
Signet Jewelers, Ltd.	7,993	783,554
*Six Flags Entertainment Corp.	12,037	283,832
*Skechers USA, Inc., Class A	24,431	1,613,668
*Skyline Champion Corp.	10,528	789,495
*Sleep Number Corp.	5,542	73,764
Smith & Wesson Brands, Inc.	7,616	129,244
#*Soho House & Co., Inc.	660	3,439
Sonic Automotive, Inc., Class A	4,001	231,418
*Sonos, Inc.	22,267	376,312
*Sportsman’s Warehouse Holdings, Inc.	1,495	4,784
Standard Motor Products, Inc.	3,303	106,026
Starbucks Corp.	209,914	18,575,290
Steven Madden, Ltd.	14,027	566,831
*Stitch Fix, Inc., Class A	7,675	16,271
*Stoneridge, Inc.	4,093	61,313
Strategic Education, Inc.	3,958	454,537
*Strattec Security Corp.	556	12,655
*Stride, Inc.	8,469	565,306
Superior Group of Cos., Inc.	2,281	37,112
#*Sweetgreen, Inc., Class A	17,608	395,652
*Tandy Leather Factory, Inc.	380	1,805
Tapestry, Inc.	41,977	1,675,722
*Taylor Morrison Home Corp.	20,602	1,153,918
Tempur Sealy International, Inc.	31,200	1,561,872
*Tesla, Inc.	533,000	97,688,240
Texas Roadhouse, Inc.	12,968	2,084,995

7

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Thor Industries, Inc.	9,254	$920,033
#*ThredUp, Inc., Class A	5,109	8,174
*Tile Shop Holdings, Inc.	2,588	17,391
*Tilly’s, Inc., Class A	6,627	40,226
TJX Cos., Inc. (The)	209,979	19,756,924
Toll Brothers, Inc.	18,783	2,237,243
*TopBuild Corp.	6,805	2,753,779
*Topgolf Callaway Brands Corp.	42,016	673,096
#Tractor Supply Co.	19,658	5,368,207
*Traeger, Inc.	2,276	4,893
Travel + Leisure Co.	12,911	562,145
*Tri Pointe Homes, Inc.	17,790	655,562
*Ulta Beauty, Inc.	8,773	3,551,661
*Under Armour, Inc., Class A	35,265	237,333
*Under Armour, Inc., Class C	23,520	153,350
*United Parks & Resorts, Inc.	5,984	304,107
*Universal Technical Institute, Inc.	16,247	247,279
Upbound Group, Inc.	7,634	236,730
*Urban Outfitters, Inc.	12,041	469,117
Vail Resorts, Inc.	6,722	1,272,945
*Valvoline, Inc.	23,814	1,012,571
*Vera Bradley, Inc.	1,881	12,396
#VF Corp.	54,532	679,469
*Victoria’s Secret & Co.	11,539	203,317
*Vista Outdoor, Inc.	10,129	355,427
*Visteon Corp.	4,761	526,709
#*Vizio Holding Corp., Class A	10,321	109,403
#*VOXX International Corp.	2,545	15,016
*Warby Parker, Inc., Class A	12,279	144,155
#*Wayfair, Inc., Class A	3,924	196,789
Wendy’s Co. (The)	28,588	571,474
Weyco Group, Inc.	454	13,325
Whirlpool Corp.	9,694	919,573
#Williams-Sonoma, Inc.	11,015	3,158,882
Wingstop, Inc.	5,204	2,002,447
Winmark Corp.	692	248,649
Winnebago Industries, Inc.	5,624	346,326
Wolverine World Wide, Inc.	12,559	134,884
Worthington Enterprises, Inc.	5,620	321,239
Wyndham Hotels & Resorts, Inc.	14,967	1,100,224
Wynn Resorts, Ltd.	18,387	1,685,169
*XPEL, Inc.	3,592	188,760
#*Xponential Fitness, Inc., Class A	651	8,300
*YETI Holdings, Inc.	14,891	531,907
Yum! Brands, Inc.	51,974	7,341,328
*Zumiez, Inc.	2,400	41,280

TOTAL CONSUMER DISCRETIONARY		938,201,154

CONSUMER STAPLES — (5.9%)
Albertsons Cos., Inc., Class A	60,806	1,240,442
#Alico, Inc.	691	19,286
Altria Group, Inc.	310,842	13,617,988
Andersons, Inc. (The)	6,565	360,681
Archer-Daniels-Midland Co.	83,973	4,925,856
#B&G Foods, Inc.	12,658	140,504
*BellRing Brands, Inc.	22,933	1,265,214
*BJ’s Wholesale Club Holdings, Inc.	24,321	1,816,292
*Boston Beer Co., Inc. (The), Class A	1,629	453,530
Brown-Forman Corp., Class A	8,944	438,882

8

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
#Brown-Forman Corp., Class B	54,192	$2,593,087
#Bunge Global SA	27,584	2,806,948
Calavo Growers, Inc.	2,560	68,992
Cal-Maine Foods, Inc.	8,609	476,336
Campbell Soup Co.	34,150	1,560,996
Casey’s General Stores, Inc.	7,069	2,259,111
#*Celsius Holdings, Inc.	25,706	1,832,067
*Central Garden & Pet Co.	1,175	48,116
*Central Garden & Pet Co., Class A	10,064	356,568
*Chefs’ Warehouse, Inc. (The)	6,192	204,831
Church & Dwight Co., Inc.	45,658	4,926,042
Clorox Co. (The)	22,191	3,281,383
Coca-Cola Co. (The)	760,107	46,951,809
Coca-Cola Consolidated, Inc.	905	747,530
Colgate-Palmolive Co.	141,588	13,014,769
Conagra Brands, Inc.	80,987	2,492,780
Constellation Brands, Inc., Class A	29,296	7,425,364
Costco Wholesale Corp.	81,924	59,222,860
#*Coty, Inc., Class A	67,618	773,550
*Darling Ingredients, Inc.	27,059	1,146,490
Dollar General Corp.	39,447	5,490,628
*Dollar Tree, Inc.	37,743	4,463,110
*Duckhorn Portfolio, Inc. (The)	7,221	61,162
Edgewell Personal Care Co.	8,339	313,713
#*elf Beauty, Inc.	11,810	1,919,479
Energizer Holdings, Inc.	12,476	358,311
Estee Lauder Cos., Inc. (The)	38,590	5,661,539
*FitLife Brands, Inc.	600	16,650
Flowers Foods, Inc.	36,679	914,774
Fresh Del Monte Produce, Inc.	6,698	171,268
*Freshpet, Inc.	8,197	869,456
General Mills, Inc.	103,120	7,265,835
*Grocery Outlet Holding Corp.	8,673	225,238
*Hain Celestial Group, Inc. (The)	15,566	95,575
#*Herbalife, Ltd.	16,221	140,312
Hershey Co. (The)	26,953	5,226,726
*HF Foods Group, Inc.	1,992	5,817
*Honest Co., Inc. (The)	5,934	17,861
Hormel Foods Corp.	52,375	1,862,455
Ingles Markets, Inc., Class A	2,877	206,425
Ingredion, Inc.	11,823	1,354,798
Inter Parfums, Inc.	3,246	377,769
J & J Snack Foods Corp.	2,737	375,763
J.M. Smucker Co. (The)	17,874	2,052,829
John B. Sanfilippo & Son, Inc.	1,455	145,063
Kellanova	48,339	2,796,895
Kenvue, Inc.	795,336	14,968,215
Keurig Dr Pepper, Inc.	189,032	6,370,378
Kimberly-Clark Corp.	63,472	8,665,832
Kraft Heinz Co. (The)	159,412	6,154,897
Kroger Co. (The)	128,770	7,131,283
Lamb Weston Holdings, Inc.	27,002	2,250,347
Lancaster Colony Corp.	3,280	625,857
Lifevantage Corp.	17,084	104,212
#Limoneira Co.	2,209	43,694
*Mama’s Creations, Inc.	2,361	14,024
McCormick & Co., Inc.	43,689	3,322,985
McCormick & Co., Inc.	1,214	91,712

9

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Medifast, Inc.	2,079	$57,235
#MGP Ingredients, Inc.	2,580	202,375
*Mission Produce, Inc.	6,435	73,037
Molson Coors Beverage Co., Class B	30,953	1,772,369
Mondelez International, Inc., Class A	247,179	17,782,057
*Monster Beverage Corp.	142,529	7,618,175
#*National Beverage Corp.	3,064	136,348
*Natural Alternatives International, Inc.	709	4,431
Natural Grocers by Vitamin Cottage, Inc.	964	15,771
Natural Health Trends Corp.	1,816	12,204
*Nature’s Sunshine Products, Inc.	2,033	39,542
Nu Skin Enterprises, Inc., Class A	8,303	97,643
Oil-Dri Corp. of America	641	44,389
#*Olaplex Holdings, Inc.	15,755	21,899
PepsiCo, Inc.	254,420	44,755,022
*Performance Food Group Co.	28,539	1,937,227
Philip Morris International, Inc.	289,520	27,487,029
*Pilgrim’s Pride Corp.	8,443	304,117
*Post Holdings, Inc.	9,898	1,050,673
PriceSmart, Inc.	4,523	364,509
Procter & Gamble Co. (The)	438,244	71,521,421
Reynolds Consumer Products, Inc.	9,970	285,441
*Rocky Mountain Chocolate Factory, Inc.	383	1,398
Seaboard Corp.	75	248,258
*Seneca Foods Corp., Class A	580	33,692
*Seneca Foods Corp., Class B	224	13,194
*Simply Good Foods Co. (The)	16,469	600,295
SpartanNash Co.	7,125	136,016
Spectrum Brands Holdings, Inc.	6,700	548,529
*Sprouts Farmers Market, Inc.	17,838	1,177,843
Sysco Corp.	93,578	6,954,717
Target Corp.	85,328	13,736,101
Tootsie Roll Industries, Inc.	2,749	81,673
*TreeHouse Foods, Inc.	8,518	319,851
Turning Point Brands, Inc.	2,687	77,493
Tyson Foods, Inc., Class A	52,762	3,200,015
*United Natural Foods, Inc.	9,859	88,041
Universal Corp.	5,257	270,368
*US Foods Holding Corp.	43,556	2,188,689
*USANA Health Sciences, Inc.	1,784	74,072
#Utz Brands, Inc.	10,979	197,951
Vector Group, Ltd.	23,455	242,759
Village Super Market, Inc., Class A	1,073	30,012
#*Vita Coco Co., Inc. (The)	5,970	144,713
*Vital Farms, Inc.	4,458	119,296
Walgreens Boots Alliance, Inc.	126,225	2,237,969
Walmart, Inc.	819,713	48,649,967
WD-40 Co.	2,263	511,732
#Weis Markets, Inc.	2,905	183,393
*Whole Earth Brands, Inc.	4,816	23,213
WK Kellogg Co.	10,621	247,894

TOTAL CONSUMER STAPLES		526,523,249

ENERGY — (4.3%)
Adams Resources & Energy, Inc.	300	8,850
*Amplify Energy Corp.	3,813	26,920
Antero Midstream Corp.	65,586	907,710
*Antero Resources Corp.	52,234	1,776,478
APA Corp.	64,638	2,032,219

10

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Archrock, Inc.	30,568	$586,600
Ardmore Shipping Corp.	6,581	110,232
Baker Hughes Co.	185,695	6,057,371
Berry Corp.	11,164	94,782
*Bristow Group, Inc.	2,789	73,379
#Cactus, Inc., Class A	11,636	577,611
California Resources Corp.	8,790	464,639
*Centrus Energy Corp., Class A	2,719	116,727
ChampionX Corp.	34,068	1,143,663
Cheniere Energy, Inc.	43,391	6,847,968
#Chesapeake Energy Corp.	20,173	1,813,149
Chevron Corp.	330,585	53,313,443
Chord Energy Corp.	7,736	1,369,117
Civitas Resources, Inc.	10,866	781,917
*Clean Energy Fuels Corp.	28,959	67,185
#*CNX Resources Corp.	26,507	623,445
#Comstock Resources, Inc.	15,131	152,218
ConocoPhillips	221,772	27,858,999
CONSOL Energy, Inc.	5,749	475,787
#Core Laboratories, Inc.	14,057	222,101
Coterra Energy, Inc.	135,534	3,708,210
Crescent Energy Co., Class A	11,975	127,414
#CVR Energy, Inc.	6,547	198,898
Delek US Holdings, Inc.	11,377	310,933
Devon Energy Corp.	119,167	6,098,967
DHT Holdings, Inc.	21,665	247,414
Diamondback Energy, Inc.	31,415	6,318,499
*DMC Global, Inc.	2,687	42,589
Dorian LPG, Ltd.	6,701	276,885
*Dril-Quip, Inc.	8,765	159,348
DT Midstream, Inc.	17,577	1,093,289
EnLink Midstream LLC	40,639	557,567
EOG Resources, Inc.	106,967	14,133,550
Epsilon Energy, Ltd.	3,586	19,436
#EQT Corp.	71,761	2,876,898
Equitrans Midstream Corp.	75,368	1,019,729
#Evolution Petroleum Corp.	4,996	26,978
Excelerate Energy, Inc., Class A	1,650	27,819
*Expro Group Holdings NV	16,494	309,427
Exxon Mobil Corp.	738,203	87,307,269
*Forum Energy Technologies, Inc.	1,101	20,534
FutureFuel Corp.	2,326	12,607
*Geospace Technologies Corp.	21,600	262,440
Granite Ridge Resources, Inc.	3,635	23,700
*Green Plains, Inc.	9,722	200,954
*Gulf Island Fabrication, Inc.	3,010	20,769
*Gulfport Energy Corp.	2,558	405,980
*Hallador Energy Co.	5,486	28,033
Halliburton Co.	165,110	6,186,672
*Helix Energy Solutions Group, Inc.	31,077	333,767
Helmerich & Payne, Inc.	17,470	687,095
Hess Corp.	50,595	7,968,207
HF Sinclair Corp.	28,655	1,554,534
#HighPeak Energy, Inc.	1,559	22,153
International Seaways, Inc.	6,317	349,267
Kinder Morgan, Inc.	374,135	6,839,188
Kinetik Holdings, Inc.	3,313	127,020
*Kosmos Energy, Ltd.	78,679	446,110

11

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Liberty Energy, Inc.	27,877	$613,294
#Magnolia Oil & Gas Corp., Class A	31,048	778,373
*Mammoth Energy Services, Inc.	700	2,275
Marathon Oil Corp.	101,335	2,720,845
Marathon Petroleum Corp.	81,412	14,794,189
Matador Resources Co.	21,145	1,317,333
Murphy Oil Corp.	25,765	1,150,150
#*Nabors Industries, Ltd.	1,395	100,482
NACCO Industries, Inc., Class A	287	7,904
*Natural Gas Services Group, Inc.	1,044	23,052
#New Fortress Energy, Inc.	11,188	293,126
*Newpark Resources, Inc.	18,400	127,696
Noble Corp. PLC	18,677	828,885
Nordic American Tankers, Ltd.	34,242	133,544
Northern Oil & Gas, Inc.	16,180	659,982
NOV, Inc.	75,381	1,393,795
Occidental Petroleum Corp.	124,757	8,251,428
*Oceaneering International, Inc.	23,218	531,924
*Oil States International, Inc.	8,820	35,192
ONEOK, Inc.	109,245	8,643,464
Overseas Shipholding Group, Inc., Class A	7,426	45,150
Ovintiv, Inc.	45,757	2,348,249
*Par Pacific Holdings, Inc.	8,887	273,720
Patterson-UTI Energy, Inc.	28,338	306,617
PBF Energy, Inc., Class A	19,454	1,036,315
#Peabody Energy Corp.	19,585	429,695
#Permian Resources Corp.	73,861	1,237,172
Phillips 66	75,916	10,871,930
PHX Minerals, Inc.	3,590	12,026
Pioneer Natural Resources Co.	42,968	11,572,142
*PrimeEnergy Resources Corp.	31	3,176
#*ProFrac Holding Corp., Class A	639	4,646
*ProPetro Holding Corp.	19,702	171,801
Range Resources Corp.	43,435	1,559,751
Ranger Energy Services, Inc.	1,936	19,050
*REX American Resources Corp.	2,794	154,592
RPC, Inc.	15,817	105,816
SandRidge Energy, Inc.	5,395	73,911
Schlumberger NV	264,216	12,544,976
Scorpio Tankers, Inc.	8,207	577,445
*SEACOR Marine Holdings, Inc.	3,233	39,507
*Seadrill, Ltd.	9,464	459,477
Select Water Solutions, Inc.	16,245	150,104
SFL Corp., Ltd.	21,213	282,769
*SilverBow Resources, Inc.	2,836	87,122
#Sitio Royalties Corp., Class A	10,987	255,338
SM Energy Co.	21,412	1,038,268
Solaris Oilfield Infrastructure, Inc., Class A	5,100	44,931
*Southwestern Energy Co.	195,106	1,461,344
*Talos Energy, Inc.	28,797	379,544
Targa Resources Corp.	39,224	4,473,889
TechnipFMC PLC	80,715	2,067,918
*Teekay Corp.	22,982	168,228
Teekay Tankers, Ltd., Class A	4,937	287,679
*TETRA Technologies, Inc.	17,584	75,435
Texas Pacific Land Corp.	3,229	1,860,873
*Tidewater, Inc.	9,556	877,719
#*Transocean, Ltd.	109,222	570,139

12

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
#*Uranium Energy Corp.	73,362	$495,194
*US Silica Holdings, Inc.	15,525	239,551
VAALCO Energy, Inc.	9,895	63,328
*Valaris, Ltd.	11,782	766,537
Valero Energy Corp.	60,787	9,718,018
*Vital Energy, Inc.	7,213	382,433
#Vitesse Energy, Inc.	3,707	82,258
#W&T Offshore, Inc.	24,300	54,675
*Weatherford International PLC	14,892	1,840,949
Williams Cos., Inc. (The)	225,133	8,636,102
World Kinect Corp.	12,940	304,090

TOTAL ENERGY		380,771,191

FINANCIALS — (13.7%)
1st Source Corp.	3,292	163,283
*Acacia Research Corp.	3,481	16,952
#ACNB Corp.	1,168	38,007
Affiliated Managers Group, Inc.	6,063	946,434
*Affinity Bancshares, Inc.	142	2,377
*Affirm Holdings, Inc.	41,650	1,327,802
Aflac, Inc.	98,214	8,215,601
Alerus Financial Corp.	1,986	39,124
Allstate Corp. (The)	50,061	8,513,374
Ally Financial, Inc.	49,785	1,909,255
Amalgamated Financial Corp.	2,652	65,080
#A-Mark Precious Metals, Inc.	3,006	120,450
*Ambac Financial Group, Inc.	10,640	153,748
Amerant Bancorp, Inc.	4,626	100,199
*American Coastal Insurance Corp.	156	1,633
American Equity Investment Life Holding Co.	11,056	620,352
American Express Co.	111,849	26,176,021
American Financial Group, Inc.	12,987	1,659,089
American International Group, Inc.	122,012	9,188,724
Ameriprise Financial, Inc.	18,895	7,780,772
Ameris Bancorp	12,997	617,098
AMERISAFE, Inc.	3,135	142,956
Ames National Corp.	1,511	29,087
Aon PLC, Class A	35,929	10,132,337
#Apollo Global Management, Inc.	73,393	7,954,333
*Arch Capital Group, Ltd.	69,926	6,540,878
Ares Management Corp., Class A	30,931	4,116,607
Arrow Financial Corp.	2,397	53,381
Arthur J. Gallagher & Co.	39,980	9,382,906
#Artisan Partners Asset Management, Inc., Class A	10,967	448,879
*AssetMark Financial Holdings, Inc.	3,984	134,699
Associated Banc-Corp.	28,583	602,244
Assurant, Inc.	9,525	1,661,160
Assured Guaranty, Ltd.	11,395	873,997
Atlantic Union Bankshares Corp.	15,879	504,476
*Atlanticus Holdings Corp.	879	23,250
Auburn National Bancorp, Inc.	500	9,255
*AvidXchange Holdings, Inc.	28,700	334,642
Axis Capital Holdings, Ltd.	14,465	887,138
*Axos Financial, Inc.	9,360	473,710
#*Baldwin Insurance Group, Inc. (The), Class A	11,737	312,674
Banc of California, Inc.	25,996	355,885
BancFirst Corp.	3,650	325,471
*Bancorp, Inc. (The)	10,989	329,011
Bank of America Corp.	1,320,968	48,889,026

13

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Bank of Hawaii Corp.	7,020	$397,964
Bank of Marin Bancorp	4,029	57,856
Bank of New York Mellon Corp. (The)	142,655	8,058,581
Bank of NT Butterfield & Son, Ltd. (The)	8,447	287,198
Bank of the James Financial Group, Inc.	356	3,624
Bank OZK	19,696	879,426
BankFinancial Corp.	2,012	19,456
BankUnited, Inc.	15,020	401,485
Bankwell Financial Group, Inc.	1,302	29,855
Banner Corp.	8,453	368,804
Bar Harbor Bankshares	2,163	54,248
BayCom Corp.	2,215	43,813
BCB Bancorp, Inc.	178	1,677
*Berkshire Hathaway, Inc., Class B	341,062	135,309,527
Berkshire Hills Bancorp, Inc.	11,499	245,159
BGC Group, Inc., Class A	62,474	489,171
BlackRock, Inc.	27,630	20,850,703
#Blackstone, Inc.	131,341	15,315,674
*Block, Inc.	103,774	7,575,502
*Blue Foundry Bancorp	2,647	22,605
BOK Financial Corp.	5,866	520,490
Bread Financial Holdings, Inc.	9,745	359,688
Bridge Investment Group Holdings, Inc., Class A	4,133	27,195
*Bridgewater Bancshares, Inc.	2,468	26,852
*Brighthouse Financial, Inc.	10,503	506,770
Brightsphere Investment Group, Inc.	5,289	117,627
Brookline Bancorp, Inc.	15,310	127,073
Brown & Brown, Inc.	43,709	3,564,032
Business First Bancshares, Inc.	3,736	75,430
Byline Bancorp, Inc.	5,058	109,607
C&F Financial Corp.	424	16,608
Cadence Bank	33,313	921,771
*California Bancorp	628	13,628
Cambridge Bancorp	1,195	73,337
Camden National Corp.	2,207	68,903
*Cantaloupe, Inc.	7,520	43,541
Capital Bancorp, Inc.	1,030	19,982
Capital City Bank Group, Inc.	1,846	48,956
#Capital One Financial Corp.	70,175	10,065,200
Capitol Federal Financial, Inc.	20,807	99,249
Carlyle Group, Inc. (The)	37,552	1,682,330
*Carter Bankshares, Inc.	2,870	34,928
#Cass Information Systems, Inc.	1,935	83,573
Cathay General Bancorp	12,324	424,439
Cboe Global Markets, Inc.	19,300	3,496,195
#Central Pacific Financial Corp.	4,331	86,360
CF Bankshares, Inc.	36	665
Charles Schwab Corp. (The)	282,028	20,855,971
Chemung Financial Corp.	931	39,256
Chubb, Ltd.	75,077	18,667,145
Cincinnati Financial Corp.	28,019	3,241,518
Citigroup, Inc.	351,195	21,538,789
Citizens & Northern Corp.	609	10,383
Citizens Community Bancorp, Inc.	600	6,600
Citizens Financial Group, Inc.	82,220	2,804,524
Citizens Financial Services, Inc.	591	23,876
#*Citizens, Inc.	4,015	8,953
#City Holding Co.	2,695	272,249

14

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Civista Bancshares, Inc.	700	$9,996
CME Group, Inc.	66,506	13,942,318
CNB Financial Corp.	3,110	59,090
CNO Financial Group, Inc.	18,934	498,532
*Coastal Financial Corp.	1,766	68,309
Codorus Valley Bancorp, Inc.	459	10,190
#Cohen & Steers, Inc.	5,024	345,551
*Coinbase Global, Inc., Class A	32,391	6,605,497
Colony Bankcorp, Inc.	1,416	15,392
Columbia Banking System, Inc.	20,256	381,015
*Columbia Financial, Inc.	4,380	72,708
Comerica, Inc.	23,225	1,165,198
Commerce Bancshares, Inc.	22,205	1,214,169
Community Bank System, Inc.	10,514	454,415
Community Trust Bancorp, Inc.	2,511	105,487
Community West Bancshares	3,144	53,982
ConnectOne Bancorp, Inc.	8,518	152,557
*Consumer Portfolio Services, Inc.	1,025	8,774
#Corebridge Financial, Inc.	41,786	1,109,836
Crawford & Co., Class A	3,717	34,494
Crawford & Co., Class B	1,800	16,650
#*Credit Acceptance Corp.	1,088	558,927
*CrossFirst Bankshares, Inc.	7,174	86,662
#Cullen/Frost Bankers, Inc.	10,885	1,135,741
*Customers Bancorp, Inc.	6,381	291,420
CVB Financial Corp.	24,762	404,611
Diamond Hill Investment Group, Inc.	388	57,897
Dime Community Bancshares, Inc.	5,730	104,286
Discover Financial Services	46,688	5,916,770
Donegal Group, Inc., Class A	5,057	67,966
*Donnelley Financial Solutions, Inc.	4,530	284,393
Eagle Bancorp Montana, Inc.	856	10,957
Eagle Bancorp, Inc.	5,386	99,587
East West Bancorp, Inc.	25,898	1,929,142
Eastern Bankshares, Inc.	28,278	355,172
*eHealth, Inc.	1,898	8,123
Employers Holdings, Inc.	5,100	217,209
Enact Holdings, Inc.	4,225	125,609
*Encore Capital Group, Inc.	5,532	227,310
*Enova International, Inc.	6,037	365,420
*Enstar Group, Ltd.	2,158	626,618
Enterprise Bancorp, Inc.	1,914	46,510
Enterprise Financial Services Corp.	6,828	259,532
Equitable Holdings, Inc.	60,127	2,219,288
Equity Bancshares, Inc., Class A	2,067	68,852
#Erie Indemnity Co., Class A	4,147	1,586,891
Esquire Financial Holdings, Inc.	1,230	57,884
ESSA Bancorp, Inc.	707	11,453
Essent Group, Ltd.	19,240	1,019,143
*Euronet Worldwide, Inc.	8,112	832,940
Evercore, Inc.	6,399	1,161,419
Everest Group, Ltd.	7,652	2,803,769
#EVERTEC, Inc.	11,234	421,612
*EZCORP, Inc., Class A	8,464	92,935
#F&G Annuities & Life, Inc.	2,568	97,122
FactSet Research Systems, Inc.	6,936	2,891,549
Farmers National Banc Corp.	5,393	63,799
FB Financial Corp.	6,576	241,010

15

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Federal Agricultural Mortgage Corp., Class C	1,947	$362,395
Federated Hermes, Inc.	14,940	490,779
Fidelity D&D Bancorp, Inc.	438	19,885
Fidelity National Financial, Inc.	46,836	2,318,382
Fidelity National Information Services, Inc.	107,617	7,309,347
Fifth Third Bancorp	125,037	4,558,849
Financial Institutions, Inc.	2,301	39,623
*Finwise Bancorp	1,421	15,077
First American Financial Corp.	18,662	999,723
First Bancorp	31,031	535,285
First Bancorp	7,396	224,912
First Bancorp, Inc. (The)	543	11,989
First Bancshares, Inc. (The)	4,674	111,896
First Bank	2,784	32,517
First Busey Corp.	9,767	218,195
First Business Financial Services, Inc.	1,132	37,435
First Capital, Inc.	430	11,825
First Citizens BancShares, Inc., Class A	1,813	3,058,096
First Commonwealth Financial Corp.	18,536	244,490
First Community Bankshares, Inc.	2,604	86,401
First Financial Bancorp	19,357	427,983
#First Financial Bankshares, Inc.	23,938	707,607
First Financial Corp.	1,744	63,499
First Foundation, Inc.	8,009	43,889
First Hawaiian, Inc.	24,718	521,303
First Horizon Corp.	97,721	1,457,997
First Internet Bancorp	1,172	36,391
First Interstate BancSystem, Inc., Class A	16,547	441,805
First Merchants Corp.	11,112	371,363
First Mid Bancshares, Inc.	3,525	109,134
First National Corp.	116	1,712
First of Long Island Corp. (The)	2,872	27,198
First United Corp.	555	12,537
FirstCash Holdings, Inc.	6,871	776,286
*Fiserv, Inc.	108,897	16,625,305
Five Star Bancorp	1,641	35,478
Flushing Financial Corp.	5,751	63,376
*Flywire Corp.	16,330	334,765
FNB Corp.	65,204	869,821
FNCB Bancorp, Inc.	784	4,336
Franklin Financial Services Corp.	327	9,898
Franklin Resources, Inc.	53,124	1,213,352
FS Bancorp, Inc.	1,031	32,136
#Fulton Financial Corp.	32,575	539,116
*FVCBankcorp, Inc.	761	8,759
GCM Grosvenor, Inc., Class A	3,149	29,727
*Genworth Financial, Inc.	87,537	519,094
German American Bancorp, Inc.	5,155	163,568
Glacier Bancorp, Inc.	20,099	727,182
Global Payments, Inc.	48,593	5,965,763
Globe Life, Inc.	17,029	1,297,099
Goldman Sachs Group, Inc. (The)	59,427	25,358,095
#*Goosehead Insurance, Inc., Class A	3,595	204,591
Great Southern Bancorp, Inc.	2,054	105,576
*Greenlight Capital Re, Ltd., Class A	6,000	72,720
Guaranty Bancshares, Inc.	371	10,659
Hamilton Lane, Inc., Class A	5,938	663,393
Hancock Whitney Corp.	15,691	712,214

16

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Hanmi Financial Corp.	6,422	$98,257
Hanover Insurance Group, Inc. (The)	6,422	833,704
HarborOne Bancorp, Inc.	5,882	59,585
Hartford Financial Services Group, Inc. (The)	55,629	5,389,894
HBT Financial, Inc.	2,774	51,194
#HCI Group, Inc.	1,250	142,725
Heartland Financial USA, Inc.	8,159	343,575
Heritage Commerce Corp.	9,493	75,374
Heritage Financial Corp.	7,240	128,438
*Heritage Insurance Holdings, Inc.	2,430	24,810
Hilltop Holdings, Inc.	10,005	292,746
#Hingham Institution For Savings (The)	128	21,619
HMN Financial, Inc.	512	10,189
Home Bancorp, Inc.	460	16,100
Home BancShares, Inc.	34,336	813,076
Home Federal Bancorp, Inc. of Louisiana	531	6,160
HomeStreet, Inc.	2,186	26,778
HomeTrust Bancshares, Inc.	2,145	55,127
Hope Bancorp, Inc.	26,591	266,442
Horace Mann Educators Corp.	11,235	414,122
Horizon Bancorp, Inc.	7,926	90,990
Houlihan Lokey, Inc.	10,133	1,291,856
Huntington Bancshares, Inc.	260,905	3,514,390
*I3 Verticals, Inc., Class A	3,391	77,010
Independent Bank Corp.	8,755	439,851
Independent Bank Corp.	3,273	81,203
Independent Bank Group, Inc.	7,681	286,040
Interactive Brokers Group, Inc.	17,623	2,028,760
Intercontinental Exchange, Inc.	105,593	13,596,155
International Bancshares Corp.	10,293	572,805
*International Money Express, Inc.	6,536	132,223
Invesco, Ltd.	60,339	855,004
Investar Holding Corp.	1,645	27,439
Investors Title Co.	100	16,043
Jack Henry & Associates, Inc.	13,508	2,197,617
Jackson Financial, Inc., Class A	13,942	952,517
Janus Henderson Group PLC	22,859	713,658
Jefferies Financial Group, Inc.	31,981	1,377,102
JPMorgan Chase & Co.	534,836	102,549,455
Kearny Financial Corp.	9,199	49,675
Kemper Corp.	11,487	669,807
KeyCorp	169,212	2,451,882
*Kingstone Cos., Inc.	6,956	32,345
Kinsale Capital Group, Inc.	4,131	1,500,586
KKR & Co., Inc.	105,254	9,795,990
Lakeland Bancorp, Inc.	10,604	129,263
Lakeland Financial Corp.	4,733	278,158
Landmark Bancorp, Inc.	451	8,118
#LCNB Corp.	1,014	14,297
#*Lemonade, Inc.	4,450	76,674
*LendingClub Corp.	18,941	142,436
*LendingTree, Inc.	1,017	49,091
Lincoln National Corp.	35,678	972,939
#LINKBancorp, Inc.	1,759	11,662
Live Oak Bancshares, Inc.	6,634	214,411
*loanDepot, Inc., Class A	3,366	7,001
Loews Corp.	34,150	2,566,372
LPL Financial Holdings, Inc.	13,898	3,740,369

17

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
M&T Bank Corp.	30,663	$4,427,431
Macatawa Bank Corp.	3,338	46,732
Magyar Bancorp, Inc.	1,150	13,099
MainStreet Bancshares, Inc.	695	10,613
*Markel Group, Inc.	2,261	3,297,442
MarketAxess Holdings, Inc.	6,623	1,325,196
*Marqeta, Inc., Class A	66,054	366,600
Marsh & McLennan Cos., Inc.	91,478	18,243,458
Mastercard, Inc., Class A	154,772	69,833,126
#MBIA, Inc.	406	2,554
Mercantile Bank Corp.	2,627	94,782
Merchants Bancorp	2,569	103,608
Mercury General Corp.	5,316	277,814
Meridian Corp.	1,591	14,733
MetLife, Inc.	110,134	7,828,325
Metrocity Bankshares, Inc.	3,013	69,239
*Metropolitan Bank Holding Corp.	89	3,533
MGIC Investment Corp.	50,311	1,020,307
Mid Penn Bancorp, Inc.	1,941	39,266
#Middlefield Banc Corp.	318	6,827
Midland States Bancorp, Inc.	5,490	120,231
MidWestOne Financial Group, Inc.	2,124	42,841
#Moelis & Co., Class A	10,725	526,383
*Moneylion, Inc.	632	41,908
Moody’s Corp.	30,251	11,202,853
Morgan Stanley	230,702	20,956,970
Morningstar, Inc.	4,547	1,285,210
*Mr. Cooper Group, Inc.	5,941	458,645
MSCI, Inc.	14,909	6,944,463
MVB Financial Corp.	2,685	48,249
Nasdaq, Inc.	71,229	4,263,056
National Bank Holdings Corp., Class A	6,739	220,567
National Bankshares, Inc.	365	9,786
National Western Life Group, Inc., Class A	450	219,969
Navient Corp.	20,567	308,916
NBT Bancorp, Inc.	8,984	314,530
*NCR Atleos Corp.	12,302	245,179
Nelnet, Inc., Class A	3,140	295,725
*NerdWallet, Inc., Class A	5,709	71,762
#New York Community Bancorp, Inc.	77,489	205,346
*NI Holdings, Inc.	1,051	15,628
Nicolet Bankshares, Inc.	2,342	179,233
*NMI Holdings, Inc., Class A	13,413	413,925
Northeast Bank	1,054	54,513
Northeast Community Bancorp, Inc.	1,336	21,082
Northern Trust Corp.	36,564	3,012,508
Northfield Bancorp, Inc.	7,857	65,527
Northrim Bancorp, Inc.	663	31,691
Northwest Bancshares, Inc.	21,853	231,642
Norwood Financial Corp.	539	12,985
Oak Valley Bancorp	584	14,104
OceanFirst Financial Corp.	10,764	158,877
*Ocwen Financial Corp.	840	19,606
OFG Bancorp	9,423	340,265
Old National Bancorp	56,577	935,784
Old Point Financial Corp.	440	6,204
Old Republic International Corp.	50,420	1,505,541
Old Second Bancorp, Inc.	7,256	99,407

18

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
OneMain Holdings, Inc.	20,647	$1,075,915
OP Bancorp	923	8,427
*Open Lending Corp.	11,605	59,186
Oppenheimer Holdings, Inc., Class A	765	30,638
Orange County Bancorp, Inc.	669	28,907
Origin Bancorp, Inc.	5,187	154,054
Orrstown Financial Services, Inc.	1,255	32,906
*Oscar Health, Inc., Class A	20,415	354,609
Pacific Premier Bancorp, Inc.	17,225	370,338
*Palomar Holdings, Inc.	4,261	335,213
#Park National Corp.	3,054	402,242
Parke Bancorp, Inc.	757	12,460
Pathward Financial, Inc.	5,219	262,881
*Patriot National Bancorp, Inc.	1,540	5,590
*Paymentus Holdings, Inc., Class A	1,099	22,431
*Payoneer Global, Inc.	57,269	282,909
*PayPal Holdings, Inc.	183,831	12,485,802
*Paysafe, Ltd.	4,190	59,582
PCB Bancorp	1,365	19,874
Peapack-Gladstone Financial Corp.	4,261	95,361
Penns Woods Bancorp, Inc.	878	15,347
PennyMac Financial Services, Inc.	7,716	660,798
Peoples Bancorp of North Carolina, Inc.	417	12,131
Peoples Bancorp, Inc.	5,994	174,066
Peoples Financial Services Corp.	1,503	56,919
Perella Weinberg Partners	6,628	98,890
Pinnacle Financial Partners, Inc.	13,218	1,013,821
*Pioneer Bancorp, Inc.	300	2,656
Piper Sandler Cos.	3,335	652,960
#PJT Partners, Inc., Class A	3,645	344,416
Plumas Bancorp	207	7,278
PNC Financial Services Group, Inc. (The)	72,936	11,178,171
*Ponce Financial Group, Inc.	1,488	11,964
Popular, Inc.	13,016	1,106,230
*PRA Group, Inc.	6,407	152,423
Preferred Bank	3,050	230,854
Premier Financial Corp.	5,930	114,923
Primerica, Inc.	6,258	1,325,820
Primis Financial Corp.	2,072	20,140
Princeton Bancorp, Inc.	428	12,476
Principal Financial Group, Inc.	42,146	3,335,434
*ProAssurance Corp.	7,849	104,863
PROG Holdings, Inc.	7,970	264,923
Progressive Corp. (The)	109,194	22,739,651
Prosperity Bancshares, Inc.	17,332	1,074,064
*Provident Bancorp, Inc.	1,474	13,111
Provident Financial Services, Inc.	19,883	291,882
Prudential Financial, Inc.	67,589	7,467,233
QCR Holdings, Inc.	3,448	189,502
Radian Group, Inc.	25,564	763,597
Raymond James Financial, Inc.	37,136	4,530,592
RBB Bancorp	4,419	78,481
Red River Bancshares, Inc.	1,323	59,813
Regional Management Corp.	880	22,185
Regions Financial Corp.	173,715	3,347,488
Reinsurance Group of America, Inc.	12,066	2,256,221
*Remitly Global, Inc.	22,032	392,831
RenaissanceRe Holdings, Ltd.	9,618	2,108,747

19

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Renasant Corp.	10,902	$316,812
*Repay Holdings Corp.	13,903	141,394
Republic Bancorp, Inc., Class A	1,371	69,537
#Richmond Mutual Bancorp, Inc.	1,806	19,631
Riverview Bancorp, Inc.	1,516	5,655
RLI Corp.	7,183	1,015,317
*Robinhood Markets, Inc., Class A	76,295	1,258,105
#*Rocket Cos., Inc., Class A	23,963	294,266
S&P Global, Inc.	59,553	24,763,924
S&T Bancorp, Inc.	7,666	231,130
Safety Insurance Group, Inc.	2,935	233,538
Sandy Spring Bancorp, Inc.	11,247	230,001
SB Financial Group, Inc.	732	9,794
Seacoast Banking Corp. of Florida	16,509	380,863
*Security National Financial Corp., Class A	1,475	9,706
SEI Investments Co.	19,776	1,304,227
Selective Insurance Group, Inc.	10,495	1,066,817
ServisFirst Bancshares, Inc.	8,999	530,581
#*Shift4 Payments, Inc., Class A	9,300	538,098
Shore Bancshares, Inc.	4,414	45,685
Sierra Bancorp	240	4,757
Silvercrest Asset Management Group, Inc., Class A	745	10,914
Simmons First National Corp., Class A	29,375	502,019
*SiriusPoint, Ltd.	16,168	190,459
*Skyward Specialty Insurance Group, Inc.	1,410	49,237
SLM Corp.	44,386	940,539
SmartFinancial, Inc.	1,767	36,312
#*SoFi Technologies, Inc.	177,087	1,200,650
Sound Financial Bancorp, Inc.	316	12,637
South Plains Financial, Inc.	1,720	44,582
*Southern First Bancshares, Inc.	1,776	45,856
Southern Missouri Bancorp, Inc.	1,464	58,706
Southern States Bancshares, Inc.	351	8,484
Southside Bancshares, Inc.	6,505	173,423
SouthState Corp.	14,771	1,118,165
State Street Corp.	56,690	4,109,458
Stellar Bancorp, Inc.	8,846	196,381
StepStone Group, Inc., Class A	9,068	327,083
*Sterling Bancorp, Inc.	2,064	9,763
Stewart Information Services Corp.	4,890	303,229
Stifel Financial Corp.	18,171	1,452,226
Stock Yards Bancorp, Inc.	5,003	222,884
*StoneX Group, Inc.	4,804	348,770
Summit Financial Group, Inc.	1,642	43,464
Synchrony Financial	72,178	3,174,388
Synovus Financial Corp.	26,526	949,366
T. Rowe Price Group, Inc.	40,724	4,462,129
*Texas Capital Bancshares, Inc.	8,435	484,169
TFS Financial Corp.	9,949	119,487
*Third Coast Bancshares, Inc.	1,488	28,897
Timberland Bancorp, Inc.	975	23,790
Tiptree, Inc.	3,321	52,904
#*Toast, Inc., Class A	61,882	1,462,272
Tompkins Financial Corp.	1,869	82,199
Towne Bank	13,059	337,836
Tradeweb Markets, Inc., Class A	18,530	1,884,686
Travelers Cos., Inc. (The)	42,395	8,994,523
TriCo Bancshares	8,162	283,793

20

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Triumph Financial, Inc.	4,472	$314,650
Truist Financial Corp.	245,640	9,223,782
*Trupanion, Inc.	5,073	114,143
TrustCo Bank Corp.	3,153	83,933
Trustmark Corp.	10,416	308,314
UMB Financial Corp.	8,426	671,215
United Bancorp, Inc.	803	10,029
United Bankshares, Inc.	26,414	857,398
United Community Banks, Inc.	20,230	510,403
United Fire Group, Inc.	3,173	70,092
United Security Bancshares	1,875	13,350
Unity Bancorp, Inc.	963	25,924
Universal Insurance Holdings, Inc.	4,245	82,862
Univest Financial Corp.	4,929	102,868
Unum Group	35,094	1,779,266
#*Upstart Holdings, Inc.	3,236	71,613
US Bancorp	286,390	11,636,026
US Global Investors, Inc., Class A	4,116	11,031
USCB Financial Holdings, Inc.	1,039	11,574
#UWM Holdings Corp.	10,465	65,930
Valley National Bancorp	75,433	528,785
Value Line, Inc.	135	4,887
*Velocity Financial, Inc.	1,401	24,027
Veritex Holdings, Inc.	9,694	188,839
Victory Capital Holdings, Inc., Class A	5,244	266,710
Virginia National Bankshares Corp.	418	11,792
Virtu Financial, Inc., Class A	14,109	306,165
Virtus Investment Partners, Inc.	1,443	316,479
#Visa, Inc., Class A	293,482	78,832,200
Voya Financial, Inc.	19,068	1,299,675
W. R. Berkley Corp.	36,321	2,795,627
WaFd, Inc.	11,845	320,881
Walker & Dunlop, Inc.	5,893	539,976
Washington Trust Bancorp, Inc.	3,566	90,790
Waterstone Financial, Inc.	1,767	20,038
Webster Financial Corp.	30,491	1,336,421
Wells Fargo & Co.	647,778	38,426,191
WesBanco, Inc.	16,702	450,954
West Bancorp, Inc.	2,033	33,057
Westamerica Bancorp	4,802	223,533
Western Alliance Bancorp	18,641	1,059,368
Western New England Bancorp, Inc.	14,300	86,372
Western Union Co. (The)	62,203	836,008
Westwood Holdings Group, Inc.	237	2,948
*WEX, Inc.	7,693	1,625,223
White Mountains Insurance Group, Ltd.	483	858,842
Willis Towers Watson PLC	18,732	4,704,354
Wintrust Financial Corp.	11,165	1,078,986
WisdomTree, Inc.	19,126	170,221
*World Acceptance Corp.	526	72,362
WSFS Financial Corp.	11,678	499,001
Zions Bancorp NA	27,395	1,117,168

TOTAL FINANCIALS		1,214,141,846

HEALTH CARE — (11.8%)
#*10X Genomics, Inc., Class A	2,574	75,367
*4D Molecular Therapeutics, Inc.	3,495	83,635
Abbott Laboratories	325,046	34,445,125
AbbVie, Inc.	328,811	53,477,821

21

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Absci Corp.	1,106	$5,242
*Acadia Healthcare Co., Inc.	16,442	1,215,721
*ACADIA Pharmaceuticals, Inc.	9,824	164,159
*Accolade, Inc.	14,369	109,635
*Accuray, Inc.	10,863	23,138
*AdaptHealth Corp.	12,842	126,494
*Adaptive Biotechnologies Corp.	14,108	36,963
*Addus HomeCare Corp.	3,462	332,871
*Adicet Bio, Inc.	4,024	5,996
*ADMA Biologics, Inc.	43,320	282,446
*Adverum Biotechnologies, Inc.	1,521	14,784
Agilent Technologies, Inc.	54,816	7,511,985
#*agilon health, Inc.	7,563	41,596
*Agios Pharmaceuticals, Inc.	10,295	334,588
*Akero Therapeutics, Inc.	3,700	73,593
*Alector, Inc.	9,448	47,996
*Align Technology, Inc.	12,880	3,637,054
*Alkermes PLC	28,202	692,077
#*Allogene Therapeutics, Inc.	16,157	44,593
*Alnylam Pharmaceuticals, Inc.	22,820	3,284,939
*Alpine Immune Sciences, Inc.	852	55,031
#*Altimmune, Inc.	13,862	90,796
*Amedisys, Inc.	5,239	482,250
*American Shared Hospital Services	1,410	4,293
*American Well Corp., Class A	16,476	8,411
Amgen, Inc.	96,702	26,490,546
*AMN Healthcare Services, Inc.	6,540	392,269
*Amneal Pharmaceuticals, Inc.	36,716	222,132
*Amphastar Pharmaceuticals, Inc.	5,240	216,150
#*Anavex Life Sciences Corp.	15,426	56,305
*AngioDynamics, Inc.	4,858	28,128
*ANI Pharmaceuticals, Inc.	3,037	200,442
*Anika Therapeutics, Inc.	1,888	48,880
*Annexon, Inc.	13,707	62,367
#*Arcturus Therapeutics Holdings, Inc.	4,219	107,880
*Arcus Biosciences, Inc.	10,064	153,275
#*ARS Pharmaceuticals, Inc.	576	5,011
*Artivion, Inc.	6,364	124,862
*Arvinas, Inc.	11,288	358,620
#*Astrana Health, Inc.	8,535	317,075
*Astria Therapeutics, Inc.	6,019	55,254
*Atea Pharmaceuticals, Inc.	9,202	34,047
*Athira Pharma, Inc.	261	514
*AtriCure, Inc.	8,426	203,235
Atrion Corp.	200	84,658
*aTyr Pharma, Inc.	550	863
*Aura Biosciences, Inc.	4,452	32,945
*Avanos Medical, Inc.	7,650	138,312
*Avantor, Inc.	135,688	3,287,720
*Avidity Biosciences, Inc.	9,075	218,980
*Avita Medical, Inc.	1,658	13,927
*Axogen, Inc.	5,317	34,082
*Axonics, Inc.	8,684	578,094
*Azenta, Inc.	10,060	527,748
Baxter International, Inc.	91,751	3,703,988
#*Beam Therapeutics, Inc.	12,080	256,338
Becton Dickinson & Co.	52,603	12,340,664
*BioAtla, Inc.	2,138	4,821

22

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Biogen, Inc.	26,403	$5,671,892
*Biohaven, Ltd.	1,359	52,729
*BioLife Solutions, Inc.	7,654	134,251
*BioMarin Pharmaceutical, Inc.	33,412	2,698,353
*Bio-Rad Laboratories, Inc., Class A	4,221	1,138,615
Bio-Techne Corp.	28,618	1,808,944
*Bioventus, Inc., Class A	3,244	12,846
*Black Diamond Therapeutics, Inc.	609	3,392
#*Bluebird Bio, Inc.	13,009	11,540
*Blueprint Medicines Corp.	5,306	484,650
*Boston Scientific Corp.	268,994	19,332,599
Bristol-Myers Squibb Co.	344,395	15,132,716
#*Brookdale Senior Living, Inc.	30,147	204,698
Bruker Corp.	17,638	1,375,940
#*C4 Therapeutics, Inc.	5,183	32,653
Cardinal Health, Inc.	44,810	4,617,222
*CareDx, Inc.	10,104	78,407
*Caribou Biosciences, Inc.	13,580	49,295
#*Cassava Sciences, Inc.	1,786	39,560
*Castle Biosciences, Inc.	4,223	89,063
*Catalent, Inc.	31,785	1,775,192
*Catalyst Pharmaceuticals, Inc.	17,852	268,673
#Cencora, Inc.	29,912	7,150,464
*Centene Corp.	101,127	7,388,339
*Certara, Inc.	23,498	402,051
*Charles River Laboratories International, Inc.	9,376	2,147,104
Chemed Corp.	2,573	1,461,464
Cigna Group (The)	53,397	19,064,865
*Codexis, Inc.	7,651	22,264
*Collegium Pharmaceutical, Inc.	5,462	201,712
*Community Health Systems, Inc.	18,981	62,637
CONMED Corp.	5,385	366,072
*Cooper Cos., Inc. (The)	35,504	3,161,986
*Corcept Therapeutics, Inc.	15,289	356,539
*CorVel Corp.	1,774	423,720
*Crinetics Pharmaceuticals, Inc.	4,252	186,323
*Cross Country Healthcare, Inc.	6,304	110,950
#*CryoPort, Inc.	9,805	158,743
#*Cue Biopharma, Inc.	4,269	8,111
*Cullinan Therapeutics, Inc.	6,952	187,774
*Curis, Inc.	1,317	20,216
*CVRx, Inc.	544	8,437
CVS Health Corp.	235,489	15,944,960
*Cytek Biosciences, Inc.	19,638	118,024
Danaher Corp.	130,703	32,233,974
*DaVita, Inc.	11,558	1,606,678
*Day One Biopharmaceuticals, Inc.	7,516	128,524
*Deciphera Pharmaceuticals, Inc.	7,649	193,290
*Definitive Healthcare Corp.	8,534	59,226
*Denali Therapeutics, Inc.	15,860	244,878
DENTSPLY SIRONA, Inc.	37,003	1,110,460
*Dexcom, Inc.	69,905	8,905,198
*Dianthus Therapeutics, Inc.	1,655	35,334
#*Doximity, Inc., Class A	19,111	464,206
*Dynavax Technologies Corp.	25,934	294,870
*Dyne Therapeutics, Inc.	3,418	86,510
*Edgewise Therapeutics, Inc.	4,704	84,390
#*Editas Medicine, Inc.	14,447	75,269

23

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Edwards Lifesciences Corp.	109,420	$9,264,591
*Elanco Animal Health, Inc.	86,645	1,140,248
*Electromed, Inc.	1,107	19,251
Elevance Health, Inc.	42,975	22,715,726
Eli Lilly & Co.	149,743	116,964,257
Embecta Corp.	9,283	94,037
*Enanta Pharmaceuticals, Inc.	2,318	31,849
Encompass Health Corp.	18,464	1,539,528
*Enhabit, Inc.	7,217	72,820
*Enovis Corp.	8,605	475,254
Ensign Group, Inc. (The)	9,942	1,176,735
*Envista Holdings Corp.	29,395	578,494
*Erasca, Inc.	6,192	12,446
*Evolent Health, Inc., Class A	18,449	511,775
*Evolus, Inc.	3,062	36,040
#*Exact Sciences Corp.	34,853	2,068,526
*Exelixis, Inc.	47,600	1,116,696
#*Fate Therapeutics, Inc.	14,579	57,587
*FONAR Corp.	687	10,813
*Fortrea Holdings, Inc.	13,626	498,575
*Fulcrum Therapeutics, Inc.	6,408	45,689
#*Fulgent Genetics, Inc.	2,836	57,713
GE HealthCare Technologies, Inc.	77,240	5,888,778
Gilead Sciences, Inc.	210,979	13,755,831
*Glaukos Corp.	8,188	786,048
*GoodRx Holdings, Inc., Class A	10,090	71,639
*Gritstone bio, Inc.	4,742	3,794
*Haemonetics Corp.	9,076	834,538
*Halozyme Therapeutics, Inc.	22,519	857,974
#*Harmony Biosciences Holdings, Inc.	7,425	229,507
*Harvard Bioscience, Inc.	4,139	15,811
HCA Healthcare, Inc.	37,220	11,531,500
*Health Catalyst, Inc.	8,540	53,119
*HealthEquity, Inc.	15,215	1,200,616
HealthStream, Inc.	4,064	104,729
*Henry Schein, Inc.	23,256	1,611,176
*HilleVax, Inc.	2,391	31,561
*Hims & Hers Health, Inc.	22,348	280,020
*Hologic, Inc.	42,185	3,196,357
Humana, Inc.	20,898	6,313,077
*ICU Medical, Inc.	2,650	259,488
*Ideaya Biosciences, Inc.	11,592	471,215
*IDEXX Laboratories, Inc.	15,545	7,659,954
*Illumina, Inc.	22,414	2,758,043
*Immix Biopharma, Inc.	1,349	2,927
*Immuneering Corp., Class A	1,992	2,829
*Immunovant, Inc.	18,109	496,911
#*Inari Medical, Inc.	8,184	305,591
*Incyte Corp.	31,221	1,625,053
*InfuSystem Holdings, Inc.	2,425	18,212
*Innoviva, Inc.	9,650	145,812
*Inogen, Inc.	1,754	11,927
*Inovio Pharmaceuticals, Inc.	5,129	58,727
*Inozyme Pharma, Inc.	4,940	21,785
*Inspire Medical Systems, Inc.	730	176,412
*Insulet Corp.	12,013	2,065,515
*Integer Holdings Corp.	6,222	694,562
*Integra LifeSciences Holdings Corp.	11,978	349,398

24

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*Intellia Therapeutics, Inc.	15,219	$325,687
*Intra-Cellular Therapies, Inc.	5,020	360,486
*Intuitive Surgical, Inc.	65,718	24,356,405
*Invivyd, Inc.	2,242	4,977
#*Iovance Biotherapeutics, Inc.	39,247	462,330
*IQVIA Holdings, Inc.	34,532	8,003,482
iRadimed Corp.	972	39,473
*iTeos Therapeutics, Inc.	3,317	35,625
*Janux Therapeutics, Inc.	1,353	77,121
*Jazz Pharmaceuticals PLC	10,453	1,157,670
Johnson & Johnson	445,842	64,464,295
#*KalVista Pharmaceuticals, Inc.	2,168	24,607
*Keros Therapeutics, Inc.	2,569	144,866
*Kewaunee Scientific Corp.	684	24,419
#*Kiniksa Pharmaceuticals, Ltd., Class A	4,729	88,527
*Kodiak Sciences, Inc.	2,406	7,723
*KORU Medical Systems, Inc.	4,099	8,895
*Krystal Biotech, Inc.	3,712	568,381
*Kura Oncology, Inc.	9,147	179,464
*Kymera Therapeutics, Inc.	5,423	182,321
Laboratory Corp. of America Holdings	15,449	3,110,965
*Lantheus Holdings, Inc.	13,674	909,868
*Larimar Therapeutics, Inc.	1,917	13,208
*Leap Therapeutics, Inc.	600	1,860
#LeMaitre Vascular, Inc.	3,478	225,374
*LENSAR, Inc.	1,109	3,460
*LENZ Therapeutics, Inc.	1,131	17,949
#*Lexicon Pharmaceuticals, Inc.	1,746	2,689
#*LifeStance Health Group, Inc.	589	3,640
*Ligand Pharmaceuticals, Inc.	2,986	208,692
*Lisata Therapeutics, Inc.	3,851	10,821
*LivaNova PLC	9,465	527,674
*Lumos Pharma, Inc.	3,187	9,147
*Lyra Therapeutics, Inc.	3,994	20,609
*MacroGenics, Inc.	6,698	98,996
#*Masimo Corp.	7,697	1,034,554
*MaxCyte, Inc.	13,270	48,170
McKesson Corp.	24,108	12,951,059
*Medpace Holdings, Inc.	4,425	1,718,449
Medtronic PLC	248,680	19,954,083
*MeiraGTx Holdings PLC	3,909	19,076
Merck & Co., Inc.	470,684	60,821,786
*Merit Medical Systems, Inc.	10,185	754,709
Mesa Laboratories, Inc.	786	83,379
*Mettler-Toledo International, Inc.	3,751	4,612,605
*MiMedx Group, Inc.	19,749	121,654
*Moderna, Inc.	51,408	5,670,816
*ModivCare, Inc.	1,763	41,378
*Molina Healthcare, Inc.	10,681	3,653,970
*Monte Rosa Therapeutics, Inc.	3,402	18,099
*Morphic Holding, Inc.	3,884	105,917
*Myriad Genetics, Inc.	15,541	304,137
#*Natera, Inc.	20,358	1,890,851
National HealthCare Corp.	2,998	272,428
National Research Corp.	2,478	84,872
*Nautilus Biotechnology, Inc.	5,000	12,700
#*Neogen Corp.	39,894	491,893
#*NeoGenomics, Inc.	22,203	309,066

25

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Neurocrine Biosciences, Inc.	18,502	$2,544,765
*Nevro Corp.	5,699	60,295
#*Nkarta, Inc.	4,001	26,727
#*Nurix Therapeutics, Inc.	5,455	65,569
#*Nuvalent, Inc., Class A	2,925	201,474
*Nuvation Bio, Inc.	23,977	71,691
*Olema Pharmaceuticals, Inc.	5,109	51,959
*OmniAb Operations, Inc. - Earnout Shares	14,264	63,332
*Omnicell, Inc.	6,602	177,000
*OptimizeRx Corp.	2,136	21,787
*Option Care Health, Inc.	31,961	955,314
*Oramed Pharmaceuticals, Inc.	3,431	7,960
*OraSure Technologies, Inc.	11,179	59,137
*Organogenesis Holdings, Inc.	6,358	14,941
Organon & Co.	44,410	826,470
*ORIC Pharmaceuticals, Inc.	5,221	46,101
*Orthofix Medical, Inc.	3,342	43,446
*OrthoPediatrics Corp.	3,720	110,224
*Ovid therapeutics, Inc.	4,953	15,107
*Owens & Minor, Inc.	13,080	323,599
#*Pacific Biosciences of California, Inc.	35,161	58,016
*Pacira BioSciences, Inc.	9,028	236,985
#*Paragon 28, Inc.	4,471	41,223
Patterson Cos., Inc.	14,327	364,909
*<»PDL BioPharma, Inc.	14,616	17,393
*Pediatrix Medical Group, Inc.	21,882	194,093
*Pennant Group, Inc. (The)	4,296	89,829
#*Penumbra, Inc.	6,509	1,278,823
*PepGen, Inc.	480	5,894
Perrigo Co. PLC	31,913	1,042,279
*PetIQ, Inc.	5,170	84,374
Pfizer, Inc.	989,790	25,358,420
Phibro Animal Health Corp., Class A	2,259	37,725
*Phreesia, Inc.	4,570	94,782
#*Pliant Therapeutics, Inc.	7,453	88,094
#*Poseida Therapeutics, Inc.	4,712	11,403
*Praxis Precision Medicines, Inc.	630	34,568
#Premier, Inc., Class A	22,291	465,436
*Prestige Consumer Healthcare, Inc.	8,581	615,773
#*Privia Health Group, Inc.	15,513	285,439
*Pro-Dex, Inc.	344	6,405
*Progyny, Inc.	14,812	474,873
*Protagonist Therapeutics, Inc.	5,386	135,242
*Prothena Corp. PLC	2,713	55,182
*Pulmonx Corp.	5,213	39,671
*Puma Biotechnology, Inc.	15,090	76,506
*Quanterix Corp.	6,044	97,429
Quest Diagnostics, Inc.	19,353	2,674,198
*QuidelOrtho Corp.	5,532	224,323
*R1 RCM, Inc.	2,940	36,133
*RadNet, Inc.	11,674	566,189
*RAPT Therapeutics, Inc.	3,903	30,053
#*Recursion Pharmaceuticals, Inc., Class A	23,803	186,139
*Regeneron Pharmaceuticals, Inc.	19,848	17,677,820
*REGENXBIO, Inc.	7,318	112,331
*Relay Therapeutics, Inc.	12,842	83,730
#*Repligen Corp.	10,031	1,647,090
*Replimune Group, Inc.	2,010	12,763

26

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
ResMed, Inc.	26,325	$5,633,287
*REVOLUTION Medicines, Inc.	10,019	373,508
Revvity, Inc.	20,966	2,148,386
*Rocket Pharmaceuticals, Inc.	5,992	128,948
*Sage Therapeutics, Inc.	1,085	15,125
#*Sana Biotechnology, Inc.	15,139	136,251
*Sarepta Therapeutics, Inc.	15,797	2,000,848
#*Scholar Rock Holding Corp.	8,881	130,284
#*Schrodinger, Inc.	10,533	256,795
Select Medical Holdings Corp.	18,677	529,866
*Semler Scientific, Inc.	1,181	30,151
*Shockwave Medical, Inc.	6,623	2,186,848
*SI-BONE, Inc.	5,669	80,840
#SIGA Technologies, Inc.	5,318	46,692
#Simulations Plus, Inc.	2,514	114,010
#*Solid Biosciences, Inc.	957	8,489
*Solventum Corp.	23,098	1,501,601
*Sotera Health Co.	13,482	150,998
*SpringWorks Therapeutics, Inc.	4,525	211,272
*STAAR Surgical Co.	6,206	285,228
*Standard BioTools, Inc.	20,617	51,130
STERIS PLC	17,764	3,633,804
Stryker Corp.	63,145	21,248,293
*Supernus Pharmaceuticals, Inc.	9,632	289,923
*Surgery Partners, Inc.	11,326	282,584
*Surmodics, Inc.	1,872	48,092
*Sutro Biopharma, Inc.	6,729	22,845
*Syndax Pharmaceuticals, Inc.	7,705	162,807
*Tactile Systems Technology, Inc.	3,221	44,353
*Talkspace, Inc.	23,264	71,188
#*Tandem Diabetes Care, Inc.	3,191	117,078
#*Tango Therapeutics, Inc.	5,276	40,625
*Taro Pharmaceutical Industries, Ltd.	461	19,583
*Tarsus Pharmaceuticals, Inc.	2,737	86,024
*Teladoc Health, Inc.	27,649	352,525
Teleflex, Inc.	8,443	1,762,476
*Tenet Healthcare Corp.	15,745	1,768,006
*Terns Pharmaceuticals, Inc.	3,294	16,635
#*Theravance Biopharma, Inc.	5,907	49,855
Thermo Fisher Scientific, Inc.	71,757	40,809,641
*Travere Therapeutics, Inc.	3,394	18,769
*Trevi Therapeutics, Inc.	2,157	6,320
*TScan Therapeutics, Inc.	2,115	16,328
*Twist Bioscience Corp.	11,365	354,929
*UFP Technologies, Inc.	1,219	251,041
*United Therapeutics Corp.	8,598	2,014,769
UnitedHealth Group, Inc.	170,873	82,651,270
Universal Health Services, Inc., Class B	10,918	1,860,755
US Physical Therapy, Inc.	2,652	269,205
Utah Medical Products, Inc.	508	33,630
*Vanda Pharmaceuticals, Inc.	5,437	25,880
*Varex Imaging Corp.	8,759	142,334
*Veeva Systems, Inc., Class A	28,512	5,661,343
*Veracyte, Inc.	13,666	267,444
*Veradigm, Inc.	15,549	124,237
*Vericel Corp.	7,772	356,502
*Vertex Pharmaceuticals, Inc.	47,624	18,707,183
#*Verve Therapeutics, Inc.	9,056	54,427

27

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Viatris, Inc.	211,731	$2,449,728
#*Viking Therapeutics, Inc.	11,406	907,689
*Vir Biotechnology, Inc.	14,750	124,785
*Voyager Therapeutics, Inc.	5,615	43,909
*Waters Corp.	10,710	3,309,818
*Werewolf Therapeutics, Inc.	835	5,210
West Pharmaceutical Services, Inc.	13,220	4,725,886
*Xencor, Inc.	10,560	221,126
*Xenon Pharmaceuticals, Inc.	12,263	498,491
#*Y-mAbs Therapeutics, Inc.	5,292	80,491
Zimmer Biomet Holdings, Inc.	38,483	4,628,735
*Zimvie, Inc.	4,226	64,235
Zoetis, Inc.	84,213	13,410,078
*Zymeworks, Inc.	9,207	78,996

TOTAL HEALTH CARE		1,049,974,836

INDUSTRIALS — (10.0%)
*3D Systems Corp.	21,169	70,916
3M Co.	96,937	9,355,390
A. O. Smith Corp.	22,162	1,835,900
#AAON, Inc.	12,628	1,188,169
*AAR Corp.	6,084	420,648
ABM Industries, Inc.	11,515	503,206
ACCO Brands Corp.	15,755	75,939
Acme United Corp.	400	16,364
Acuity Brands, Inc.	5,620	1,395,446
*ACV Auctions, Inc., Class A	24,504	427,595
Advanced Drainage Systems, Inc.	12,681	1,990,917
AECOM	25,017	2,310,570
*AeroVironment, Inc.	5,023	802,625
AGCO Corp.	12,378	1,413,444
Air Lease Corp.	19,416	975,460
*Air Transport Services Group, Inc.	8,728	111,893
Alamo Group, Inc.	1,878	365,046
*Alaska Air Group, Inc.	23,216	998,752
Albany International Corp.	5,663	451,624
*Alight, Inc., Class A	66,366	598,621
Allegiant Travel Co.	2,855	155,769
Allegion PLC	15,995	1,944,352
Allient, Inc.	2,391	70,271
Allison Transmission Holdings, Inc.	15,803	1,162,311
*Alpha Pro Tech, Ltd.	2,226	13,289
Alta Equipment Group, Inc.	3,184	35,374
#*Ameresco, Inc., Class A	4,988	104,399
#*American Airlines Group, Inc.	117,683	1,589,897
*American Superconductor Corp.	4,279	52,846
*American Woodmark Corp.	2,895	266,572
AMETEK, Inc.	43,453	7,589,501
*API Group Corp.	37,035	1,428,440
Apogee Enterprises, Inc.	3,761	232,355
Applied Industrial Technologies, Inc.	6,922	1,268,457
ARC Document Solutions, Inc.	7,376	19,473
ArcBest Corp.	4,154	460,720
#*Archer Aviation, Inc., Class A	25,913	100,542
Arcosa, Inc.	8,718	662,742
Argan, Inc.	2,647	159,508
Aris Water Solutions, Inc., Class A	3,742	52,500
Armstrong World Industries, Inc.	8,118	932,596
*Array Technologies, Inc.	3,167	39,081

28

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*ASGN, Inc.	8,589	$828,409
Astec Industries, Inc.	3,756	157,001
*Astronics Corp.	4,211	70,618
*Astronics Corp., Class B	636	10,713
*Asure Software, Inc.	3,230	23,870
Atkore, Inc.	6,491	1,137,872
Automatic Data Processing, Inc.	76,270	18,448,950
Avis Budget Group, Inc.	6,289	600,285
*Axon Enterprise, Inc.	12,940	4,058,760
*AZEK Co., Inc. (The)	23,202	1,058,939
AZZ, Inc.	4,342	311,017
Barnes Group, Inc.	8,335	289,391
Barrett Business Services, Inc.	1,051	127,696
*Beacon Roofing Supply, Inc.	10,608	1,045,206
*Blade Air Mobility, Inc.	3,680	11,739
#*Blink Charging Co.	3,976	10,059
*Blue Bird Corp.	6,260	206,298
*BlueLinx Holdings, Inc.	1,518	166,479
*Boeing Co. (The)	108,567	18,221,885
Boise Cascade Co.	7,190	951,021
Booz Allen Hamilton Holding Corp.	23,273	3,436,724
*Bowman Consulting Group, Ltd.	1,705	55,395
Brady Corp., Class A	8,744	515,896
*BrightView Holdings, Inc.	6,562	73,822
Brink’s Co. (The)	7,650	669,069
Broadridge Financial Solutions, Inc.	21,126	4,085,980
*Builders FirstSource, Inc.	24,242	4,431,922
BWX Technologies, Inc.	16,384	1,569,096
*CACI International, Inc., Class A	3,989	1,604,495
#*Cadeler A/S, ADR	2,086	38,820
Cadre Holdings, Inc.	3,883	129,498
Carlisle Cos., Inc.	8,919	3,462,802
Carrier Global Corp.	155,028	9,532,672
*Casella Waste Systems, Inc.	10,389	939,166
Caterpillar, Inc.	93,562	31,303,038
*CBIZ, Inc.	7,800	555,204
*CECO Environmental Corp.	6,095	131,774
CH Robinson Worldwide, Inc.	21,035	1,493,485
#*Chart Industries, Inc.	3,203	461,424
*Cimpress PLC	3,502	298,616
Cintas Corp.	16,718	11,006,128
Civeo Corp.	1,889	43,863
#*Clarivate PLC	49,510	334,688
*Clean Harbors, Inc.	9,806	1,857,747
Columbus McKinnon Corp.	5,156	212,788
Comfort Systems USA, Inc.	6,539	2,023,232
*Commercial Vehicle Group, Inc.	5,721	34,383
CompX International, Inc.	278	8,754
#Concentrix Corp.	6,368	348,139
*Concrete Pumping Holdings, Inc.	3,512	23,355
*Conduent, Inc.	26,609	83,818
*Construction Partners, Inc., Class A	9,155	472,764
Copa Holdings SA, Class A	5,596	534,418
*Copart, Inc.	151,162	8,209,608
*Core & Main, Inc., Class A	35,978	2,031,678
Costamare, Inc.	6,722	80,530
Covenant Logistics Group, Inc.	1,185	53,550
CRA International, Inc.	1,196	173,528

29

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Crane Co.	8,518	$1,192,605
CSG Systems International, Inc.	5,192	245,270
CSW Industrials, Inc.	2,845	676,029
CSX Corp.	360,181	11,965,213
Cummins, Inc.	26,577	7,507,737
Curtiss-Wright Corp.	6,937	1,757,975
*Custom Truck One Source, Inc.	9,226	46,038
#*Dayforce, Inc.	28,310	1,737,385
Deere & Co.	49,106	19,220,579
Delta Air Lines, Inc.	119,055	5,961,084
Deluxe Corp.	7,016	138,566
*Distribution Solutions Group, Inc.	1,684	55,521
*DNOW, Inc.	19,879	280,493
Donaldson Co., Inc.	21,974	1,586,523
Douglas Dynamics, Inc.	3,479	78,765
Dover Corp.	25,013	4,484,831
*Driven Brands Holdings, Inc.	4,375	62,694
*Ducommun, Inc.	2,161	116,888
Dun & Bradstreet Holdings, Inc.	44,606	405,915
*DXP Enterprises, Inc.	2,293	111,807
*Dycom Industries, Inc.	5,498	769,830
Eastern Co. (The)	600	19,074
Eaton Corp. PLC	74,715	23,778,796
EMCOR Group, Inc.	8,306	2,966,654
Emerson Electric Co.	104,255	11,236,604
Encore Wire Corp.	2,983	833,331
*Energy Recovery, Inc.	9,615	143,264
Enerpac Tool Group Corp.	11,800	420,434
EnerSys	7,228	653,773
Ennis, Inc.	5,116	101,808
Enpro, Inc.	3,646	547,374
*Enviri Corp.	13,577	105,629
Equifax, Inc.	22,993	5,062,829
Esab Corp.	10,328	1,093,529
ESCO Technologies, Inc.	4,718	478,641
Espey Mfg. & Electronics Corp.	1,100	27,830
*ExlService Holdings, Inc.	30,066	871,914
Expeditors International of Washington, Inc.	26,271	2,924,225
Exponent, Inc.	8,481	779,489
Fastenal Co.	106,414	7,229,767
Federal Signal Corp.	11,043	897,796
FedEx Corp.	42,911	11,233,242
Ferguson PLC	37,976	7,971,162
#First Advantage Corp.	6,922	112,829
Flowserve Corp.	23,631	1,114,438
#*Fluence Energy, Inc.	16,308	290,935
*Fluor Corp.	30,024	1,210,868
*Forrester Research, Inc.	1,324	24,084
Fortive Corp.	66,239	4,985,810
Fortune Brands Innovations, Inc.	22,742	1,662,440
#Forward Air Corp.	4,183	92,110
*Franklin Covey Co.	1,500	58,410
Franklin Electric Co., Inc.	6,951	669,173
FTAI Infrastructure, Inc.	16,593	120,133
*FTI Consulting, Inc.	6,380	1,364,235
*Gates Industrial Corp. PLC	29,924	527,261
GATX Corp.	6,125	749,455
*GE Vernova, Inc.	50,001	7,685,654

30

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
#Genco Shipping & Trading, Ltd.	7,469	$159,388
*Gencor Industries, Inc.	920	15,612
*Generac Holdings, Inc.	10,866	1,477,341
General Dynamics Corp.	43,081	12,368,124
General Electric Co.	203,081	32,862,567
Genpact, Ltd.	32,665	1,004,122
*Gibraltar Industries, Inc.	5,324	380,453
Global Industrial Co.	3,014	116,069
*GMS, Inc.	6,947	642,736
Gorman-Rupp Co. (The)	3,701	122,762
Graco, Inc.	29,906	2,398,461
#GrafTech International, Ltd.	532	915
*Graham Corp.	10,996	306,129
Granite Construction, Inc.	8,631	479,021
*Great Lakes Dredge & Dock Corp.	10,393	68,594
Greenbrier Cos., Inc. (The)	5,601	276,633
Griffon Corp.	6,508	426,404
*GXO Logistics, Inc.	22,021	1,093,563
H&E Equipment Services, Inc.	5,674	273,997
*Hawaiian Holdings, Inc.	7,954	101,016
*Hayward Holdings, Inc.	25,243	342,800
*Healthcare Services Group, Inc.	12,761	135,522
Heartland Express, Inc.	7,439	73,944
#HEICO Corp.	7,900	1,638,460
HEICO Corp., Class A	13,416	2,225,044
Heidrick & Struggles International, Inc.	3,275	96,547
Helios Technologies, Inc.	5,655	255,040
Herc Holdings, Inc.	5,061	723,875
*Hertz Global Holdings, Inc.	11,348	51,633
Hexcel Corp.	15,033	965,269
Hillenbrand, Inc.	12,455	594,353
*Hillman Solutions Corp.	34,145	326,426
*HireRight Holdings Corp.	1,209	17,289
HNI Corp.	9,096	381,577
Honeywell International, Inc.	122,377	23,585,719
Howmet Aerospace, Inc.	72,505	4,839,709
Hub Group, Inc., Class A	10,948	440,329
Hubbell, Inc.	9,832	3,642,953
*Hudson Technologies, Inc.	6,969	69,132
Huntington Ingalls Industries, Inc.	7,556	2,092,483
Hurco Cos., Inc.	883	15,982
*Huron Consulting Group, Inc.	3,533	329,417
Hyster-Yale Materials Handling, Inc.	1,309	76,668
*IBEX Holdings, Ltd.	167	2,188
ICF International, Inc.	3,364	485,392
IDEX Corp.	13,324	2,937,409
*IES Holdings, Inc.	1,219	164,711
Illinois Tool Works, Inc.	54,392	13,277,631
Ingersoll Rand, Inc.	75,528	7,048,273
*Innovative Solutions and Support, Inc.	1,906	12,351
Insperity, Inc.	5,904	607,699
Insteel Industries, Inc.	4,324	138,800
Interface, Inc.	10,053	153,710
ITT, Inc.	15,059	1,947,731
Jacobs Solutions, Inc.	22,442	3,221,100
*Janus International Group, Inc.	24,782	357,109
JB Hunt Transport Services, Inc.	14,593	2,372,384
*JELD-WEN Holding, Inc.	15,417	316,049

31

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
#*JetBlue Airways Corp.	99,889	$567,370
John Bean Technologies Corp.	5,523	492,044
Johnson Controls International PLC	128,427	8,356,745
Kadant, Inc.	2,043	559,353
Karat Packaging, Inc.	563	15,257
KBR, Inc.	24,641	1,600,187
Kelly Services, Inc., Class A	4,987	114,402
Kennametal, Inc.	15,598	367,021
Kforce, Inc.	3,132	193,432
*Kirby Corp.	10,823	1,181,114
Knight-Swift Transportation Holdings, Inc.	28,739	1,328,604
Korn Ferry	9,061	550,184
*Kratos Defense & Security Solutions, Inc.	26,955	480,338
*L B Foster Co., Class A	1,019	23,692
L3Harris Technologies, Inc.	35,649	7,630,668
Landstar System, Inc.	6,262	1,092,155
*Legalzoom.com, Inc.	19,788	236,467
Leidos Holdings, Inc.	23,158	3,247,215
Lennox International, Inc.	5,596	2,593,298
*Leonardo DRS, Inc.	4,948	106,481
#*Limbach Holdings, Inc.	2,985	135,310
#Lincoln Electric Holdings, Inc.	9,874	2,167,639
Lindsay Corp.	2,436	282,941
*Liquidity Services, Inc.	4,424	76,358
Lockheed Martin Corp.	40,237	18,707,388
*LS Starrett Co. (The), Class A	5,301	85,399
LSI Industries, Inc.	3,791	55,349
Luxfer Holdings PLC	5,723	55,112
*Manitex International, Inc.	2,263	11,790
*Manitowoc Co., Inc. (The)	5,712	69,115
ManpowerGroup, Inc.	8,569	646,531
Marten Transport, Ltd.	11,007	186,238
Masco Corp.	38,949	2,666,059
*Masonite International Corp.	3,397	450,272
*MasTec, Inc.	11,024	977,719
*Masterbrand, Inc.	22,701	378,426
*Matrix Service Co.	3,453	38,881
Matson, Inc.	6,281	676,966
Matthews International Corp., Class A	7,093	191,369
Maximus, Inc.	11,540	926,431
*Mayville Engineering Co., Inc.	1,700	23,392
McGrath RentCorp	5,369	572,658
MDU Resources Group, Inc.	34,972	863,808
*Mercury Systems, Inc.	9,202	259,496
*Middleby Corp. (The)	9,539	1,325,635
Miller Industries, Inc.	1,867	90,942
MillerKnoll, Inc.	12,640	321,435
*Mistras Group, Inc.	1,898	16,608
*Montrose Environmental Group, Inc.	5,671	246,235
Moog, Inc., Class A	5,187	825,096
*MRC Global, Inc.	14,149	158,893
MSA Safety, Inc.	6,861	1,237,724
MSC Industrial Direct Co., Inc.	8,966	818,058
Mueller Industries, Inc.	19,628	1,095,635
Mueller Water Products, Inc., Class A	27,242	431,513
*MYR Group, Inc.	3,383	562,424
National Presto Industries, Inc.	802	65,756
*NEXTracker, Inc., Class A	19,814	847,841

32

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Nordson Corp.	9,545	$2,464,424
Norfolk Southern Corp.	45,969	10,587,580
Northrop Grumman Corp.	25,700	12,465,271
*Northwest Pipe Co.	1,340	42,411
*NV5 Global, Inc.	2,613	243,636
nVent Electric PLC	30,911	2,227,756
Old Dominion Freight Line, Inc.	36,298	6,595,710
Omega Flex, Inc.	302	20,011
*OPENLANE, Inc.	19,048	327,245
*Orion Group Holdings, Inc.	7,380	52,472
Oshkosh Corp.	11,702	1,313,784
Otis Worldwide Corp.	75,208	6,858,970
Owens Corning	15,598	2,623,740
PACCAR, Inc.	96,154	10,202,901
*PAM Transportation Services, Inc.	940	16,102
Pangaea Logistics Solutions, Ltd.	3,998	28,786
Park Aerospace Corp.	2,787	39,770
Parker-Hannifin Corp.	23,550	12,832,631
Park-Ohio Holdings Corp.	1,013	25,862
*Parsons Corp.	7,594	596,205
Paychex, Inc.	60,199	7,152,243
Paycom Software, Inc.	8,277	1,555,910
#*Paycor HCM, Inc.	9,546	165,814
*Paylocity Holding Corp.	8,042	1,247,797
Pentair PLC	30,013	2,373,728
*Performant Financial Corp.	3,697	9,834
*Perma-Fix Environmental Services, Inc.	2,278	26,083
*Perma-Pipe International Holdings, Inc.	1,050	9,030
*Pioneer Power Solutions, Inc.	2,112	8,026
#Pitney Bowes, Inc.	17,477	74,452
#*Planet Labs PBC	28,524	48,206
Powell Industries, Inc.	1,619	231,517
Preformed Line Products Co.	718	86,900
Primoris Services Corp.	11,006	512,880
*Proto Labs, Inc.	4,340	132,283
Quad/Graphics, Inc.	3,811	17,111
Quanex Building Products Corp.	7,208	239,450
Quanta Services, Inc.	27,057	6,995,858
*Quest Resource Holding Corp.	613	6,216
*Radiant Logistics, Inc.	5,020	24,799
*RBC Bearings, Inc.	5,225	1,277,774
*RCM Technologies, Inc.	1,243	23,555
Regal Rexnord Corp.	11,922	1,923,853
Republic Services, Inc.	39,083	7,492,211
*Resideo Technologies, Inc.	27,231	531,821
Resources Connection, Inc.	4,337	47,924
REV Group, Inc.	10,064	219,999
Robert Half, Inc.	18,874	1,304,948
#*Rocket Lab USA, Inc.	41,512	156,085
Rockwell Automation, Inc.	21,511	5,828,621
Rollins, Inc.	50,640	2,256,518
RTX Corp.	250,348	25,415,329
Rush Enterprises, Inc., Class A	11,045	485,096
Rush Enterprises, Inc., Class B	378	15,464
*RXO, Inc.	20,649	390,473
Ryder System, Inc.	8,029	978,334
*Saia, Inc.	4,804	1,906,371
Schneider National, Inc., Class B	8,235	170,300

33

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Science Applications International Corp.	9,279	$1,194,207
Sensata Technologies Holding PLC	26,718	1,023,567
#*SES AI Corp.	928	1,466
*Shoals Technologies Group, Inc., Class A	28,253	238,738
Shyft Group, Inc. (The)	4,638	50,461
Simpson Manufacturing Co., Inc.	8,073	1,403,814
*SiteOne Landscape Supply, Inc.	8,199	1,286,341
*SkyWest, Inc.	7,242	528,883
Snap-on, Inc.	9,068	2,429,861
Southwest Airlines Co.	112,635	2,921,752
*SP Plus Corp.	2,505	127,905
*SPX Technologies, Inc.	8,481	1,033,071
SS&C Technologies Holdings, Inc.	38,617	2,390,006
Standex International Corp.	2,100	363,048
Stanley Black & Decker, Inc.	27,347	2,499,516
#Star Bulk Carriers Corp.	3,155	76,730
Steelcase, Inc., Class A	14,791	177,936
*Stericycle, Inc.	16,458	736,166
*Sterling Check Corp.	12,288	185,917
*Sterling Infrastructure, Inc.	5,369	545,490
*Sun Country Airlines Holdings, Inc.	6,239	83,041
#*Sunrun, Inc.	37,346	384,290
#*Symbotic, Inc.	4,487	173,064
*TaskUS, Inc., Class A	4,195	48,075
*Taylor Devices, Inc.	323	16,034
Tecnoglass, Inc.	3,533	196,258
Tennant Co.	3,152	367,145
Terex Corp.	11,867	665,145
Tetra Tech, Inc.	9,689	1,886,642
Textron, Inc.	34,429	2,912,349
*Thermon Group Holdings, Inc.	6,020	192,219
Timken Co. (The)	11,449	1,021,480
*Titan International, Inc.	9,330	102,817
*Titan Machinery, Inc.	5,016	111,656
Toro Co. (The)	19,643	1,720,530
Trane Technologies PLC	41,933	13,307,018
*Transcat, Inc.	1,518	162,988
TransDigm Group, Inc.	10,185	12,711,186
TransUnion	33,948	2,478,204
#*Trex Co., Inc.	19,673	1,742,044
TriNet Group, Inc.	5,530	555,046
Trinity Industries, Inc.	13,613	354,210
*Triumph Group, Inc.	14,796	197,675
*TrueBlue, Inc.	10,398	108,347
TTEC Holdings, Inc.	2,404	17,501
*Tutor Perini Corp.	7,419	123,378
Twin Disc, Inc.	668	10,741
*Uber Technologies, Inc.	346,567	22,966,995
UFP Industries, Inc.	10,933	1,232,149
#*U-Haul Holding Co.	1,101	69,616
U-Haul Holding Co.	17,650	1,082,298
*Ultralife Corp.	18,796	219,913
UniFirst Corp.	2,524	404,168
Union Pacific Corp.	114,975	27,267,471
*United Airlines Holdings, Inc.	56,429	2,903,836
United Parcel Service, Inc., Class B	129,641	19,119,455
United Rentals, Inc.	12,456	8,320,483
Universal Logistics Holdings, Inc.	741	33,108

34

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Upwork, Inc.	21,590	$252,603
*V2X, Inc.	2,042	99,200
Valmont Industries, Inc.	3,702	758,170
Veralto Corp.	34,075	3,192,146
Verisk Analytics, Inc.	27,049	5,895,600
*Verra Mobility Corp.	29,307	691,059
Vertiv Holdings Co., Class A	67,813	6,306,609
Vestis Corp.	23,086	425,244
*Viad Corp.	3,229	111,336
*Vicor Corp.	3,634	117,669
Virco Mfg. Corp.	570	6,082
#*Virgin Galactic Holdings, Inc.	7,123	6,198
*VirTra, Inc.	294	4,633
VSE Corp.	2,362	184,401
Wabash National Corp.	7,603	175,705
Waste Management, Inc.	74,441	15,485,217
#Watsco, Inc.	6,251	2,798,698
Watts Water Technologies, Inc., Class A	4,825	957,569
Werner Enterprises, Inc.	10,856	371,275
WESCO International, Inc.	8,564	1,308,151
Westinghouse Air Brake Technologies Corp.	32,565	5,245,570
*Wilhelmina International, Inc.	2,303	10,156
*Willdan Group, Inc.	2,961	83,471
*Willis Lease Finance Corp.	400	19,444
#*WillScot Mobile Mini Holdings Corp.	33,838	1,250,652
Woodward, Inc.	11,442	1,857,723
WW Grainger, Inc.	7,772	7,160,732
#*Xometry, Inc., Class A	6,600	117,942
*XPO, Inc.	26,235	2,819,213
Xylem, Inc.	44,895	5,867,777
Zurn Elkay Water Solutions Corp.	26,311	823,008

TOTAL INDUSTRIALS		891,770,212

INFORMATION TECHNOLOGY — (28.0%)
*8x8, Inc.	14,607	32,281
*908 Devices, Inc.	1,720	9,804
A10 Networks, Inc.	14,361	187,555
#Accenture PLC, Class A	124,636	37,504,219
*ACI Worldwide, Inc.	18,868	643,399
Adeia, Inc.	18,270	179,777
*Adobe, Inc.	82,958	38,395,451
ADTRAN Holdings, Inc.	11,037	48,342
Advanced Energy Industries, Inc.	6,512	624,110
*Advanced Micro Devices, Inc.	301,500	47,751,570
#*Aehr Test Systems	3,844	46,051
*Agilysys, Inc.	4,027	334,442
*Akamai Technologies, Inc.	26,990	2,724,101
*Alarm.com Holdings, Inc.	8,633	574,094
*Alkami Technology, Inc.	9,581	230,615
#*Allegro MicroSystems, Inc.	12,777	379,349
*Alpha & Omega Semiconductor, Ltd.	3,888	85,031
*Altair Engineering, Inc., Class A	8,884	714,718
*Ambarella, Inc.	6,538	300,552
Amdocs, Ltd.	21,293	1,788,399
American Software, Inc., Class A	4,806	48,589
Amkor Technology, Inc.	20,862	674,886
Amphenol Corp., Class A	109,626	13,239,532
*Amplitude, Inc., Class A	5,197	50,879
Analog Devices, Inc.	92,031	18,462,339

35

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*ANSYS, Inc.	14,841	$4,821,544
*Appfolio, Inc., Class A	3,187	722,748
Apple, Inc.	2,795,113	476,091,597
Applied Materials, Inc.	152,278	30,250,025
#*Applied Optoelectronics, Inc.	7,529	74,161
#*AppLovin Corp., Class A	34,372	2,425,632
*Arista Networks, Inc.	51,268	13,153,318
*Arrow Electronics, Inc.	10,535	1,345,003
*Aspen Technology, Inc.	4,973	979,034
*AstroNova, Inc.	821	14,179
*Atlassian Corp., Class A	26,306	4,532,524
#*Aurora Innovation, Inc.	109,475	303,793
*Autodesk, Inc.	36,396	7,746,889
*AvePoint, Inc.	17,931	139,324
*Aviat Networks, Inc.	1,956	65,428
Avnet, Inc.	16,193	791,352
*Axcelis Technologies, Inc.	6,407	663,253
Badger Meter, Inc.	5,146	941,306
Bel Fuse, Inc., Class A	142	9,940
#Bel Fuse, Inc., Class B	1,732	101,703
Belden, Inc.	7,353	597,578
Benchmark Electronics, Inc.	7,088	214,128
Bentley Systems, Inc., Class B	36,285	1,906,051
*BILL Holdings, Inc.	14,466	902,100
*BK Technologies Corp.	796	11,189
*Blackbaud, Inc.	7,415	577,777
*BlackLine, Inc.	8,533	495,341
#*Box, Inc., Class A	25,498	663,458
*Braze, Inc., Class A	2,902	121,594
Broadcom, Inc.	81,849	106,425,799
#*C3.ai, Inc., Class A	722	16,267
*Cadence Design Systems, Inc.	50,250	13,850,407
*Calix, Inc.	10,594	293,772
*CCC Intelligent Solutions Holdings, Inc.	44,277	496,788
CDW Corp.	24,862	6,013,123
*Cerence, Inc.	7,446	67,833
*CEVA, Inc.	3,370	68,310
*Ciena Corp.	25,783	1,191,948
*Cipher Mining, Inc.	14,091	52,419
*Cirrus Logic, Inc.	9,655	855,143
Cisco Systems, Inc.	746,762	35,082,879
#*Cleanspark, Inc.	37,456	613,529
#Clear Secure, Inc., Class A	7,633	133,348
#*Clearfield, Inc.	1,725	51,957
Climb Global Solutions, Inc.	329	21,207
*Cloudflare, Inc., Class A	54,639	4,775,449
*Coda Octopus Group, Inc.	2,056	13,693
Cognex Corp.	30,419	1,263,605
Cognizant Technology Solutions Corp., Class A	92,670	6,086,566
*Cognyte Software, Ltd.	9,959	67,920
*Coherent Corp.	26,955	1,472,552
*Cohu, Inc.	10,123	306,929
*CommVault Systems, Inc.	7,011	718,417
#*Confluent, Inc., Class A	30,954	870,426
*Consensus Cloud Solutions, Inc.	2,093	24,363
Corning, Inc.	150,318	5,017,615
#*Corpay, Inc.	12,980	3,921,777
*Corsair Gaming, Inc.	7,538	83,672

36

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#Crane NXT Co.	8,196	$498,399
*Credo Technology Group Holding, Ltd.	20,766	371,088
*Crowdstrike Holdings, Inc., Class A	44,452	13,003,988
*CS Disco, Inc.	2,692	20,325
CTS Corp.	5,058	231,403
*Daktronics, Inc.	5,140	48,573
*Data I/O Corp.	3,489	9,944
#*Data Storage Corp.	2,811	13,605
*Datadog, Inc., Class A	50,925	6,391,087
Dell Technologies, Inc., Class C	49,917	6,221,655
*Diebold Nixdorf, Inc.	4,054	128,350
*Digi International, Inc.	6,388	195,856
*DigitalOcean Holdings, Inc.	9,536	313,353
*Diodes, Inc.	7,993	583,569
*DocuSign, Inc.	36,966	2,092,276
Dolby Laboratories, Inc., Class A	10,183	790,812
*DoubleVerify Holdings, Inc.	25,944	760,159
*Dropbox, Inc., Class A	46,008	1,065,545
*DXC Technology Co.	32,849	640,227
*Dynatrace, Inc.	46,101	2,088,836
*E2open Parent Holdings, Inc.	37,711	182,898
#*Eastman Kodak Co.	7,012	31,554
*eGain Corp.	1,372	8,520
*Elastic NV	15,768	1,611,805
*Electro-Sensors, Inc.	1,305	5,416
*Enfusion, Inc., Class A	2,932	27,297
*Enphase Energy, Inc.	20,860	2,268,734
Entegris, Inc.	27,257	3,623,000
*Envestnet, Inc.	6,917	429,338
*EPAM Systems, Inc.	10,094	2,374,714
*ePlus, Inc.	4,703	361,567
*Everbridge, Inc.	6,628	230,323
*EverCommerce, Inc.	8,840	79,560
*Everspin Technologies, Inc.	1,449	10,752
*Extreme Networks, Inc.	23,982	268,598
*F5, Inc.	10,799	1,785,183
*Fabrinet	6,458	1,117,686
*Fair Isaac Corp.	4,515	5,116,985
*FARO Technologies, Inc.	2,757	51,694
#*Fastly, Inc., Class A	20,222	255,808
*First Solar, Inc.	17,315	3,052,634
*Five9, Inc.	9,035	520,145
*Flex, Ltd.	76,388	2,188,516
*FormFactor, Inc.	15,015	669,519
*Fortinet, Inc.	117,737	7,438,624
*Franklin Wireless Corp.	3,560	10,644
*Frequency Electronics, Inc.	1,270	12,192
*Freshworks, Inc., Class A	29,679	529,770
*Gartner, Inc.	14,543	6,000,296
Gen Digital, Inc.	102,185	2,058,006
*Gitlab, Inc., Class A	16,157	847,758
#*GLOBALFOUNDRIES, Inc.	14,450	706,316
*Globant SA	7,572	1,352,283
*GoDaddy, Inc., Class A	24,031	2,940,914
*Grid Dynamics Holdings, Inc.	9,627	94,056
#*GSI Technology, Inc.	2,032	7,986
*Guidewire Software, Inc.	14,334	1,582,474
Hackett Group, Inc. (The)	5,500	119,295

37

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Harmonic, Inc.	18,469	$198,357
*HashiCorp, Inc., Class A	20,102	652,511
Hewlett Packard Enterprise Co.	235,136	3,997,312
HP, Inc.	186,269	5,232,296
*HubSpot, Inc.	8,765	5,301,686
*Ichor Holdings, Ltd.	8,788	340,799
Immersion Corp.	3,880	28,208
#*indie Semiconductor, Inc., Class A	22,863	128,490
#*Infinera Corp.	35,569	171,443
*Informatica, Inc., Class A	8,015	248,225
Information Services Group, Inc.	6,130	20,658
*Insight Enterprises, Inc.	5,282	964,335
*Instructure Holdings, Inc.	963	18,422
*Intapp, Inc.	4,748	146,808
Intel Corp.	795,361	24,234,650
#InterDigital, Inc.	4,590	453,171
International Business Machines Corp.	168,307	27,972,623
*inTEST Corp.	2,125	23,949
*Intevac, Inc.	2,384	10,084
Intuit, Inc.	52,285	32,710,542
#*IonQ, Inc.	13,080	111,834
*IPG Photonics Corp.	5,159	433,253
*Iteris, Inc.	3,351	15,012
*Itron, Inc.	8,548	787,442
Jabil, Inc.	22,549	2,646,351
*Jamf Holding Corp.	9,763	190,086
*JFrog, Ltd.	13,267	529,088
Juniper Networks, Inc.	54,089	1,883,379
*Key Tronic Corp.	1,602	6,921
*Keysight Technologies, Inc.	32,724	4,841,189
*Kimball Electronics, Inc.	4,573	95,713
KLA Corp.	23,896	16,471,274
*Knowles Corp.	19,959	315,951
Kulicke & Soffa Industries, Inc.	10,667	493,669
*KVH Industries, Inc.	2,000	9,600
*Kyndryl Holdings, Inc.	41,496	815,811
Lam Research Corp.	23,907	21,382,660
#*Lattice Semiconductor Corp.	24,870	1,706,082
Littelfuse, Inc.	4,611	1,063,481
*LiveRamp Holdings, Inc.	13,163	422,664
#*Lumentum Holdings, Inc.	11,755	514,399
#*Luna Innovations, Inc.	3,130	6,448
*MACOM Technology Solutions Holdings, Inc.	9,972	1,016,645
*Manhattan Associates, Inc.	10,859	2,237,606
#*Marathon Digital Holdings, Inc.	19,286	309,733
Marvell Technology, Inc.	158,516	10,447,790
*Matterport, Inc.	39,589	182,109
*MaxLinear, Inc.	14,206	295,343
*MeridianLink, Inc.	3,123	52,092
Methode Electronics, Inc.	5,366	65,412
Microchip Technology, Inc.	98,766	9,084,497
Micron Technology, Inc.	204,302	23,077,954
Microsoft Corp.	1,310,506	510,219,301
*Mirion Technologies, Inc.	40,004	434,843
*Mitek Systems, Inc.	7,180	90,683
MKS Instruments, Inc.	11,515	1,370,055
#*Model N, Inc.	6,035	178,938
#*MongoDB, Inc.	13,668	4,991,280

38

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Monolithic Power Systems, Inc.	8,940	$5,983,810
Motorola Solutions, Inc.	28,496	9,664,418
*N-able, Inc.	10,823	132,690
#Napco Security Technologies, Inc.	5,719	232,763
#*Navitas Semiconductor Corp.	20,055	86,838
*nCino, Inc.	10,204	297,549
*NCR Voyix Corp.	24,604	301,399
NetApp, Inc.	37,290	3,811,411
*NETGEAR, Inc.	3,951	58,396
*NetScout Systems, Inc.	12,254	236,012
Network-1 Technologies, Inc.	6,705	12,672
*nLight, Inc.	7,299	83,136
#*Novanta, Inc.	6,436	1,007,234
*Nutanix, Inc., Class A	45,573	2,766,281
NVE Corp.	745	60,643
NVIDIA Corp.	458,607	396,245,620
NXP Semiconductors NV	46,923	12,021,203
*Okta, Inc.	29,390	2,732,682
*Olo, Inc., Class A	22,284	106,963
*ON Semiconductor Corp.	79,499	5,577,650
ON24, Inc.	2,745	18,090
*OneSpan, Inc.	8,543	92,435
*Onto Innovation, Inc.	8,933	1,656,982
*Optical Cable Corp.	3,184	8,915
Oracle Corp.	303,009	34,467,274
*OSI Systems, Inc.	3,312	435,329
#*Ouster, Inc.	2,142	19,428
*Palantir Technologies, Inc., Class A	347,105	7,625,897
#*Palo Alto Networks, Inc.	58,635	17,056,335
#*PAR Technology Corp.	6,243	263,954
PC Connection, Inc.	1,900	117,743
*PDF Solutions, Inc.	5,270	158,522
Pegasystems, Inc.	5,733	340,655
*Perficient, Inc.	6,059	286,348
*Photronics, Inc.	10,851	297,426
*Plexus Corp.	5,019	506,969
Power Integrations, Inc.	10,016	668,267
*Powerfleet, Inc.	5,750	27,542
#*PowerSchool Holdings, Inc.	14,075	243,779
*Procore Technologies, Inc.	16,817	1,150,619
Progress Software Corp.	7,704	383,813
*PTC, Inc.	21,894	3,884,871
*Pure Storage, Inc., Class A	55,214	2,782,786
*Q2 Holdings, Inc.	10,189	523,613
*Qorvo, Inc.	17,747	2,073,559
QUALCOMM, Inc.	206,612	34,266,600
*Qualys, Inc.	6,566	1,076,233
*Rambus, Inc.	19,185	1,051,722
*Red Violet, Inc.	554	9,296
*Ribbon Communications, Inc.	12,613	39,983
Richardson Electronics, Ltd.	444	4,675
#*Riot Platforms, Inc.	44,931	454,252
*Rogers Corp.	2,696	321,067
Roper Technologies, Inc.	17,996	9,204,234
Salesforce, Inc.	180,700	48,597,458
*Samsara, Inc., Class A	34,609	1,208,892
*Sanmina Corp.	9,899	600,572
Sapiens International Corp. NV	5,764	177,531

39

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*ScanSource, Inc.	5,598	$232,989
Seagate Technology Holdings PLC	35,581	3,056,764
*SecureWorks Corp., Class A	1,492	9,086
*SEMrush Holdings, Inc., Class A	5,187	63,489
*Semtech Corp.	11,991	451,101
*SentinelOne, Inc., Class A	45,317	957,548
*ServiceNow, Inc.	38,493	26,688,352
*Silicon Laboratories, Inc.	5,759	699,661
*SiTime Corp.	2,797	249,269
Skyworks Solutions, Inc.	28,128	2,998,163
#*SMART Global Holdings, Inc.	8,684	158,657
*SmartRent, Inc.	25,998	60,315
*Smartsheet, Inc., Class A	17,934	678,443
*Snowflake, Inc., Class A	52,027	8,074,590
#*SolarEdge Technologies, Inc.	6,483	380,228
SolarWinds Corp.	7,181	79,135
*Sono-Tek Corp.	1,633	7,283
*SoundThinking, Inc.	651	8,697
*Sprinklr, Inc., Class A	17,711	207,042
*SPS Commerce, Inc.	6,466	1,124,243
*Squarespace, Inc., Class A	7,014	244,508
#*Stratasys, Ltd.	966	9,390
#*Super Micro Computer, Inc.	9,290	7,978,252
*Synaptics, Inc.	7,078	636,737
*Synopsys, Inc.	27,485	14,583,266
Taitron Components, Inc.	2,996	9,452
TD SYNNEX Corp.	9,865	1,162,492
TE Connectivity, Ltd.	58,333	8,252,953
*Teledyne Technologies, Inc.	8,849	3,375,716
*Telos Corp.	6,836	23,516
*Teradata Corp.	16,671	618,494
#Teradyne, Inc.	27,104	3,152,737
#*Terawulf, Inc.	6,175	13,400
Texas Instruments, Inc.	168,067	29,650,380
*Thoughtworks Holding, Inc.	13,713	31,814
*TransAct Technologies, Inc.	1,450	7,757
*Trimble, Inc.	43,152	2,592,141
*TSR, Inc.	703	5,497
*TTM Technologies, Inc.	22,164	330,908
*Turtle Beach Corp.	1,843	25,986
*Twilio, Inc., Class A	30,769	1,842,448
*Tyler Technologies, Inc.	7,545	3,482,395
*UiPath, Inc., Class A	69,422	1,316,935
*Ultra Clean Holdings, Inc.	7,936	331,963
*Unisys Corp.	7,687	41,740
#*Unity Software, Inc.	44,801	1,087,320
Universal Display Corp.	8,011	1,265,578
*Varonis Systems, Inc.	17,184	751,800
*Veeco Instruments, Inc.	9,717	343,399
*Verint Systems, Inc.	10,959	331,838
*VeriSign, Inc.	16,120	2,732,018
*Vertex, Inc., Class A	7,375	214,834
*Viant Technology, Inc., Class A	1,368	12,025
#*Viasat, Inc.	13,516	215,040
*Viavi Solutions, Inc.	46,338	366,070
#Vishay Intertechnology, Inc.	21,637	500,680
*Vishay Precision Group, Inc.	1,973	65,109
Vontier Corp.	26,966	1,095,629

40

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Western Digital Corp.	59,194	$4,192,711
*WidePoint Corp.	3,222	6,251
#*Wolfspeed, Inc.	20,472	553,358
*Workday, Inc., Class A	38,916	9,523,913
Xerox Holdings Corp.	23,111	307,145
*Xperi, Inc.	7,265	76,355
*Yext, Inc.	16,135	88,581
*Zebra Technologies Corp.	8,962	2,819,087
*Zoom Video Communications, Inc., Class A	45,263	2,765,569
*Zscaler, Inc.	16,087	2,782,086

TOTAL INFORMATION TECHNOLOGY		2,484,168,198

MATERIALS — (2.6%)
AdvanSix, Inc.	4,446	112,306
Air Products and Chemicals, Inc.	40,328	9,531,120
#Albemarle Corp.	18,883	2,271,814
Alcoa Corp.	31,321	1,100,620
Alpha Metallurgical Resources, Inc.	2,139	699,710
*Alto Ingredients, Inc.	5,871	11,096
Amcor PLC	248,806	2,224,326
American Vanguard Corp.	2,478	28,224
*Ampco-Pittsburgh Corp.	4,335	8,887
AptarGroup, Inc.	12,729	1,837,813
#*Arcadium Lithium PLC	59,945	263,758
Arch Resources, Inc.	2,970	471,577
Ardagh Metal Packaging SA	12,115	47,854
*Arq, Inc.	645	5,005
Ashland, Inc.	8,485	808,875
#*Aspen Aerogels, Inc.	10,595	165,918
#*ATI, Inc.	22,461	1,340,922
Avery Dennison Corp.	14,270	3,100,586
Avient Corp.	17,991	763,178
*Axalta Coating Systems, Ltd.	39,160	1,231,190
Balchem Corp.	5,906	834,990
Ball Corp.	56,829	3,953,594
Berry Global Group, Inc.	20,487	1,160,384
Cabot Corp.	10,015	913,668
Carpenter Technology Corp.	8,717	747,047
#Celanese Corp.	18,215	2,798,006
*Century Aluminum Co.	8,358	145,011
CF Industries Holdings, Inc.	33,754	2,665,553
Chemours Co. (The)	26,578	710,961
*Clearwater Paper Corp.	3,774	169,981
*Cleveland-Cliffs, Inc.	93,857	1,586,183
*Coeur Mining, Inc.	68,648	310,289
Commercial Metals Co.	20,435	1,098,177
#Compass Minerals International, Inc.	7,912	98,504
*Core Molding Technologies, Inc.	389	7,010
Corteva, Inc.	128,960	6,980,605
Crown Holdings, Inc.	22,250	1,826,058
Dow, Inc.	131,939	7,507,329
DuPont de Nemours, Inc.	77,446	5,614,835
Eagle Materials, Inc.	6,205	1,555,656
Eastman Chemical Co.	21,632	2,042,926
Ecolab, Inc.	46,784	10,580,202
*Ecovyst, Inc.	25,697	242,323
Element Solutions, Inc.	41,735	965,331
Ferroglobe PLC	8,760	45,990
FMC Corp.	9,766	576,292

41

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Freeport-McMoRan, Inc.	261,412	$13,054,915
Friedman Industries, Inc.	1,479	28,737
*Gatos Silver, Inc.	5,761	55,133
Graphic Packaging Holding Co.	55,519	1,435,166
Greif, Inc., Class A	5,032	308,361
Greif, Inc., Class B	290	18,119
Hawkins, Inc.	3,497	264,968
Haynes International, Inc.	2,114	127,157
HB Fuller Co.	9,932	742,020
Hecla Mining Co.	100,699	476,306
Huntsman Corp.	31,059	741,068
*Idaho Strategic Resources, Inc.	1,512	12,869
*Ingevity Corp.	5,912	302,340
Innospec, Inc.	4,213	505,560
International Flavors & Fragrances, Inc.	46,714	3,954,340
International Paper Co.	62,519	2,184,414
*Intrepid Potash, Inc.	1,068	21,488
Kaiser Aluminum Corp.	3,371	305,042
*Knife River Corp.	9,963	779,007
Koppers Holdings, Inc.	3,685	188,967
#Kronos Worldwide, Inc.	2,610	29,884
Linde PLC	90,631	39,964,646
Louisiana-Pacific Corp.	13,980	1,023,196
*LSB Industries, Inc.	6,963	64,756
LyondellBasell Industries NV, Class A	47,747	4,773,268
Martin Marietta Materials, Inc.	11,491	6,746,021
Materion Corp.	3,998	459,530
Mativ Holdings, Inc.	10,532	192,314
Mercer International, Inc.	5,736	58,106
*Metallus, Inc.	6,686	137,464
Minerals Technologies, Inc.	6,302	459,353
Mosaic Co. (The)	45,093	1,415,469
#*MP Materials Corp.	6,120	97,920
Myers Industries, Inc.	5,149	112,763
NewMarket Corp.	1,294	681,834
Newmont Corp.	208,613	8,478,032
Northern Technologies International Corp.	600	10,620
Nucor Corp.	45,023	7,587,726
*O-I Glass, Inc.	25,797	385,923
Olin Corp.	22,791	1,191,513
Olympic Steel, Inc.	1,650	104,890
Orion SA	9,997	236,529
Packaging Corp. of America	15,808	2,734,468
Pactiv Evergreen, Inc.	5,731	87,340
#*Perimeter Solutions SA	24,429	171,003
PPG Industries, Inc.	43,695	5,636,655
Quaker Chemical Corp.	2,537	473,227
Radius Recycling, Inc.	5,286	92,082
#Ramaco Resources, Inc., Class A	4,422	69,337
Ramaco Resources, Inc., Class B	266	2,955
*Ranpak Holdings Corp.	5,679	41,116
*Rayonier Advanced Materials, Inc.	7,691	28,687
Reliance, Inc.	10,595	3,016,608
Royal Gold, Inc.	11,423	1,372,245
RPM International, Inc.	23,145	2,474,432
Ryerson Holding Corp.	5,371	153,342
Sealed Air Corp.	26,570	836,424
Sensient Technologies Corp.	7,314	535,531

42

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Sherwin-Williams Co. (The)	43,973	$13,174,751
Silgan Holdings, Inc.	16,096	751,039
*Smith-Midland Corp.	371	13,252
Sonoco Products Co.	17,846	1,000,268
#Southern Copper Corp.	15,367	1,792,868
Steel Dynamics, Inc.	28,455	3,702,565
Stepan Co.	4,000	331,960
*Summit Materials, Inc., Class A	33,130	1,288,757
SunCoke Energy, Inc.	13,518	139,371
Sylvamo Corp.	6,523	407,687
TriMas Corp.	7,124	185,153
Tronox Holdings PLC	20,854	354,309
United States Lime & Minerals, Inc.	353	109,430
#United States Steel Corp.	36,691	1,339,222
*Universal Stainless & Alloy Products, Inc.	952	24,895
*US Gold Corp.	2,865	11,976
Vulcan Materials Co.	24,514	6,315,542
Warrior Met Coal, Inc.	8,900	608,315
Westlake Corp.	7,318	1,078,380
Westrock Co.	39,476	1,893,269
Worthington Steel, Inc.	5,620	173,040

TOTAL MATERIALS		233,300,919

REAL ESTATE — (0.2%)
*Anywhere Real Estate, Inc.	15,892	77,235
*CBRE Group, Inc., Class A	56,033	4,868,707
*CKX Lands, Inc.	777	10,917
*Compass, Inc., Class A	65,589	206,605
*Comstock Holding Cos., Inc.	101	738
*CoStar Group, Inc.	76,584	7,009,734
*Cushman & Wakefield PLC	31,190	300,983
DigitalBridge Group, Inc.	27,635	454,319
Douglas Elliman, Inc.	7,294	9,920
*Forestar Group, Inc.	3,255	100,872
*FRP Holdings, Inc.	2,174	65,894
*Howard Hughes Holdings, Inc.	6,107	397,932
*J.W. Mays, Inc.	100	4,385
*Jones Lang LaSalle, Inc.	8,460	1,528,722
#Kennedy-Wilson Holdings, Inc.	18,886	162,231
Marcus & Millichap, Inc.	5,259	166,553
Newmark Group, Inc., Class A	29,340	280,784
*Opendoor Technologies, Inc.	99,738	198,479
*Rafael Holdings, Inc., Class B	922	1,466
RE/MAX Holdings, Inc.	1,235	8,670
RMR Group, Inc. (The), Class A	2,835	67,246
St. Joe Co. (The)	5,930	339,196
*Tejon Ranch Co.	2,746	46,078
*Zillow Group, Inc., Class A	11,298	474,516
*Zillow Group, Inc., Class C	25,993	1,106,522

TOTAL REAL ESTATE		17,888,704

UTILITIES — (2.3%)
AES Corp. (The)	117,490	2,103,071
ALLETE, Inc.	9,779	579,112
Alliant Energy Corp.	44,883	2,235,173
*Altus Power, Inc.	10,909	40,036
Ameren Corp.	45,544	3,364,335
American Electric Power Co., Inc.	98,042	8,434,553
American States Water Co.	6,335	448,771

43

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
American Water Works Co., Inc.	34,843	$4,261,996
Artesian Resources Corp., Class A	1,014	35,470
Atmos Energy Corp.	27,587	3,252,507
Avangrid, Inc.	13,111	478,945
Avista Corp.	13,183	474,324
Black Hills Corp.	11,686	641,562
Brookfield Renewable Corp., Class A	21,912	509,235
California Water Service Group	11,849	582,023
CenterPoint Energy, Inc.	112,705	3,284,224
Chesapeake Utilities Corp.	3,568	377,744
Clearway Energy, Inc., Class A	7,823	169,837
Clearway Energy, Inc., Class C	13,897	324,912
CMS Energy Corp.	51,899	3,145,598
Consolidated Edison, Inc.	63,762	6,019,133
Consolidated Water Co., Ltd.	3,513	89,406
Constellation Energy Corp.	58,556	10,887,903
Dominion Energy, Inc.	155,793	7,942,327
DTE Energy Co.	36,712	4,050,068
Duke Energy Corp.	141,851	13,938,279
Edison International	69,688	4,952,029
Entergy Corp.	38,148	4,069,247
Essential Utilities, Inc.	46,193	1,689,740
Evergy, Inc.	40,530	2,125,799
Eversource Energy	60,982	3,696,729
Exelon Corp.	184,887	6,948,054
FirstEnergy Corp.	98,251	3,766,943
#Genie Energy, Ltd., Class B	4,460	68,193
Global Water Resources, Inc.	752	9,205
IDACORP, Inc.	8,853	839,087
#MGE Energy, Inc.	7,198	563,747
Middlesex Water Co.	2,833	143,690
*Montauk Renewables, Inc.	9,108	32,789
National Fuel Gas Co.	15,643	830,643
New Jersey Resources Corp.	17,309	756,230
NextEra Energy, Inc.	362,749	24,293,301
NiSource, Inc.	83,066	2,314,219
Northwest Natural Holding Co.	6,131	233,898
Northwestern Energy Group, Inc.	11,473	578,698
NRG Energy, Inc.	39,508	2,871,046
OGE Energy Corp.	37,526	1,300,276
#ONE Gas, Inc.	9,451	609,779
#Ormat Technologies, Inc.	9,566	610,598
#Otter Tail Corp.	6,825	582,582
PG&E Corp.	376,773	6,446,586
#Pinnacle West Capital Corp.	21,179	1,559,833
PNM Resources, Inc.	13,710	508,093
Portland General Electric Co.	17,824	770,532
PPL Corp.	132,676	3,643,283
Public Service Enterprise Group, Inc.	92,579	6,395,357
*Pure Cycle Corp.	1,282	12,230
RGC Resources, Inc.	300	6,186
Sempra	118,915	8,517,882
SJW Group	4,803	261,523
Southern Co. (The)	202,507	14,884,265
Southwest Gas Holdings, Inc.	12,223	912,080
Spire, Inc.	9,054	559,447
#*Sunnova Energy International, Inc.	8,187	34,467
UGI Corp.	37,086	947,918

44

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
Unitil Corp.	2,794	$142,326
*Via Renewables, Inc.	475	5,173
Vistra Corp.	60,835	4,613,726
WEC Energy Group, Inc.	57,948	4,788,823
Xcel Energy, Inc.	100,343	5,391,429
York Water Co. (The)	1,911	67,860

TOTAL UTILITIES		202,026,085

TOTAL COMMON STOCKS		8,705,165,564

PREFERRED STOCK — (0.0%)
INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	3,095	81,677

TOTAL PREFERRED STOCK		81,677

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
*»Communications Systems	225	297
*»Mirati Therapeutics	5,963	3,130

TOTAL COMMUNICATION SERVICES		3,427

HEALTH CARE — (0.0%)
*»ABIOMED, Inc. 1/2/2026	6,708	104,712
*<»Achillion Pharmaceuticals	1,800	1,800
#*»Albireo Pharma, Inc. 3/2/2026	2,674	14,974
*<»Chinook Therapeutics, Inc.	8,416	10,520
*<»OmniAb Operations, Inc.	1,104	—
*<»OmniAb Operations, Inc.	1,104	—

TOTAL HEALTH CARE		132,006

MATERIALS — (0.0%)
*»Resolute Forest Products, Inc.	3,911	5,554

TOTAL RIGHTS/WARRANTS		140,987

TOTAL INVESTMENTS SECURITIES— (98.0%) (Cost $3,707,985,736)		8,705,388,228

SECURITIES LENDING COLLATERAL — (2.0%)
@§The DFA Short Term Investment Fund	15,001,467	173,536,972

TOTAL INVESTMENTS — (100.0%) (Cost $3,881,522,708)		$8,878,925,200

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of April 30, 2024
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

45

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

As of April 30, 2024, Dimensional U.S. Equity ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	6	06/21/24	$1,553,231	$1,520,100	$(33,131)

Total Futures Contracts			$1,553,231	$1,520,100	$(33,131)

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$766,399,170	$—	$—		$766,399,170
Consumer Discretionary	938,201,154	—	—		938,201,154
Consumer Staples	526,523,249	—	—		526,523,249
Energy	380,771,191	—	—		380,771,191
Financials	1,214,141,846	—	—		1,214,141,846
Health Care	1,049,957,443	—	17,393		1,049,974,836
Industrials	891,770,212	—	—		891,770,212
Information Technology	2,484,168,198	—	—		2,484,168,198
Materials	233,300,919	—	—		233,300,919
Real Estate	17,888,704	—	—		17,888,704
Utilities	202,026,085	—	—		202,026,085
Preferred Stock
Industrials	81,677	—	—		81,677
Rights/Warrants
Communication Services	—	3,427	—		3,427
Health Care	—	119,686	12,320		132,006
Materials	—	5,554	—		5,554
Securities Lending Collateral	—	173,536,972	—		173,536,972

Total Investments	$8,705,229,848	$173,665,639	$29,713	***	$8,878,925,200

Financial instruments
Liabilities
Futures Contracts**	(33,131)	—	—		(33,131)

Total Other Financial Instruments	$(33,131)	$—	$—		$(33,131)

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
**	Valued at the unrealized appreciation (depreciation) on the investment.

46

DIMENSIONAL U.S. SMALL CAP ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (91.0%)
COMMUNICATION SERVICES — (2.2%)
#*Advantage Solutions, Inc.	252,526	$1,075,761
#*Altice USA, Inc., Class A	338,879	654,036
*AMC Networks, Inc., Class A	69,800	741,276
#*Angi, Inc.	45,909	96,868
*Anterix, Inc.	41,092	1,295,220
#*Atlanta Braves Holdings, Inc.	19,471	785,460
*Atlanta Braves Holdings, Inc.	52,698	1,972,486
ATN International, Inc.	37,142	708,669
*Bandwidth, Inc., Class A	57,755	1,051,141
*Boston Omaha Corp., Class A	67,651	1,044,531
*Bumble, Inc., Class A	286,160	2,890,216
#Cable One, Inc.	12,491	4,919,580
#*Cardlytics, Inc.	80,585	987,166
*Cargurus, Inc.	240,382	5,398,980
*Cars.com, Inc.	168,649	2,818,125
#*Cinemark Holdings, Inc.	324,696	5,565,289
*comScore, Inc.	2,823	39,014
#*Consolidated Communications Holdings, Inc.	182,247	787,307
*Creative Realities, Inc.	3,000	9,960
*Cumulus Media, Inc., Class A	38,717	101,826
*Daily Journal Corp.	1,859	623,137
*DHI Group, Inc.	105,801	247,574
*E. W. Scripps Co. (The), Class A	182,151	684,888
#*EchoStar Corp., Class A	115,385	1,845,006
*Emerald Holding, Inc.	32,030	184,173
Entravision Communications Corp., Class A	157,659	329,507
*Eventbrite, Inc., Class A	188,331	994,388
*EverQuote, Inc., Class A	45,372	915,153
#*Frontier Communications Parent, Inc.	309,945	7,172,127
*Gaia, Inc.	15,504	60,001
*Gambling.com Group, Ltd.	64,212	555,434
*Gannett Co., Inc.	262,457	635,146
#*Gogo, Inc.	241,611	2,188,996
Gray Television, Inc.	193,348	1,111,751
Gray Television, Inc., Class A	912	7,150
*Harte Hanks, Inc.	9,013	64,353
IDT Corp., Class B	62,161	2,209,202
*IMAX Corp.	153,619	2,459,440
#*Integral Ad Science Holding Corp.	351,545	3,371,317
Iridium Communications, Inc.	126,098	3,882,557
John Wiley & Sons, Inc., Class A	100,157	3,762,899
*Lee Enterprises, Inc.	1,636	20,254
*Liberty Broadband Corp., Class A	17,571	880,834
*Liberty Broadband Corp., Class C	118,974	5,916,577
*Liberty Global, Ltd., Class A	63,237	1,005,152
#*Liberty Global, Ltd., Class C	142,842	2,338,324
*Liberty Latin America, Ltd., Class A	87,769	662,656
*Liberty Latin America, Ltd., Class C	360,366	2,717,160
#*Lions Gate Entertainment Corp., Class A	191,738	1,934,636
*Lions Gate Entertainment Corp., Class B	326,723	3,080,998
*Madison Square Garden Entertainment Corp.	76,103	2,979,432
*Madison Square Garden Sports Corp.	27,186	5,054,421
*Magnite, Inc.	335,936	2,966,315

1

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
#Marcus Corp. (The)	71,817	$936,494
New York Times Co. (The), Class A	208,207	8,959,147
#Nexstar Media Group, Inc.	51,821	8,294,469
*Nextdoor Holdings, Inc.	60,295	123,002
*Ooma, Inc.	56,642	399,893
#Paramount Global, Class A	2,622	54,249
#Paramount Global, Class B	31,280	356,279
*Playstudios, Inc.	16,959	36,631
Playtika Holding Corp.	111,678	809,666
*PubMatic, Inc., Class A	116,871	2,622,585
*QuinStreet, Inc.	131,331	2,375,778
*Reading International, Inc., Class A	41,940	70,879
#*Reading International, Inc., Class B	2,238	32,071
*Reservoir Media, Inc.	20,200	180,790
*Roku, Inc.	140	8,072
Saga Communications, Inc., Class A	12,309	280,522
Scholastic Corp.	71,995	2,564,462
Shenandoah Telecommunications Co.	140,294	1,798,569
#Shutterstock, Inc.	84,659	3,615,786
#Sinclair, Inc.	90,178	1,109,189
#*Sphere Entertainment Co.	74,357	2,889,513
Spok Holdings, Inc.	45,399	701,415
#*Stagwell, Inc.	180,891	1,076,301
*TechTarget, Inc.	77,189	2,122,698
TEGNA, Inc.	449,571	6,132,148
Telephone and Data Systems, Inc.	358,499	5,610,509
*Thryv Holdings, Inc.	84,304	1,939,835
Townsquare Media, Inc., Class A	30,931	373,337
*Travelzoo	41,062	365,862
*TripAdvisor, Inc.	279,912	7,370,083
*TrueCar, Inc.	216,319	571,082
#*United States Cellular Corp.	108,776	3,955,095
*Urban One, Inc.	7,399	14,724
*Urban One, Inc.	21,094	32,696
*Vimeo, Inc.	380,858	1,367,280
#*Vivid Seats, Inc., Class A	154,753	814,001
*WideOpenWest, Inc.	113,721	405,984
*Yelp, Inc.	178,552	7,184,933
*Zedge, Inc., Class B	17,133	41,119
*Ziff Davis, Inc.	111,086	5,566,519
*ZipRecruiter, Inc.	140,626	1,445,635
*ZoomInfo Technologies, Inc.	373,982	5,931,355

TOTAL COMMUNICATION SERVICES		186,344,526

CONSUMER DISCRETIONARY — (13.2%)
*1-800-Flowers.com, Inc., Class A	105,480	956,704
*1stdibs.com, Inc.	3,679	21,044
Aaron’s Co., Inc. (The)	68,246	471,580
*Abercrombie & Fitch Co.	201,247	24,455,535
Academy Sports & Outdoors, Inc.	203,079	11,839,506
*Accel Entertainment, Inc.	49,639	533,123
#Acushnet Holdings Corp.	142,113	8,666,051
*Adient PLC	221,261	6,609,066
ADT, Inc.	550,315	3,577,048
*Adtalem Global Education, Inc.	120,942	6,001,142
Advance Auto Parts, Inc.	73,645	5,374,612
AMCON Distributing Co.	369	54,559
*American Axle & Manufacturing Holdings, Inc.	329,789	2,420,651
#American Eagle Outfitters, Inc.	579,000	14,046,540

2

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*American Outdoor Brands, Inc.	43,638	$341,249
*American Public Education, Inc.	38,239	528,845
*America’s Car-Mart, Inc.	15,700	898,668
*AMMO, Inc.	117,298	297,937
Aramark	122,873	3,871,728
Arhaus, Inc.	49,255	623,568
Ark Restaurants Corp.	3,459	48,011
Arko Corp.	211,918	911,247
*Asbury Automotive Group, Inc.	49,371	10,379,759
*AutoNation, Inc.	82,990	13,373,839
*Bally’s Corp.	62,151	816,664
Bassett Furniture Industries, Inc.	25,552	357,217
Bath & Body Works, Inc.	48,272	2,192,514
*Beazer Homes USA, Inc.	60,018	1,682,305
*Beyond, Inc.	86,778	1,746,841
#*Big Lots, Inc.	55,741	196,208
*Biglari Holdings, Inc., Class A	46	45,993
*Biglari Holdings, Inc., Class B	4,061	800,464
#*BJ’s Restaurants, Inc.	68,687	2,238,509
Bloomin’ Brands, Inc.	323,662	8,347,243
#*Boot Barn Holdings, Inc.	92,098	9,805,674
BorgWarner, Inc.	229,258	7,512,785
#Bowlero Corp., Class A	50,412	592,341
Boyd Gaming Corp.	48,912	2,617,281
*Bright Horizons Family Solutions, Inc.	73,776	7,651,309
*Brinker International, Inc.	126,607	6,786,135
Brunswick Corp.	142,525	11,493,216
Buckle, Inc. (The)	120,203	4,494,390
Build-A-Bear Workshop, Inc.	40,215	1,212,884
#Caleres, Inc.	102,912	3,790,249
#Camping World Holdings, Inc., Class A	102,418	2,076,013
Canterbury Park Holding Corp.	6,569	151,087
*Capri Holdings, Ltd.	34,220	1,214,126
*CarParts.com, Inc.	62,973	77,457
Carriage Services, Inc.	33,855	866,011
Carrols Restaurant Group, Inc.	14,689	139,839
#Carter’s, Inc.	97,426	6,664,913
Cato Corp. (The), Class A	42,742	206,016
*Cavco Industries, Inc.	21,952	7,995,138
*Century Casinos, Inc.	28,748	85,382
Century Communities, Inc.	96,137	7,625,587
#Cheesecake Factory, Inc. (The)	154,831	5,344,766
*Chegg, Inc.	223,230	1,154,099
#*Children’s Place, Inc. (The)	27,895	194,149
#Choice Hotels International, Inc.	79,509	9,402,734
*Chuy’s Holdings, Inc.	48,881	1,440,034
*Citi Trends, Inc.	31,292	670,900
#Clarus Corp.	54,451	344,675
#Columbia Sportswear Co.	108,663	8,652,835
*Conn’s, Inc.	57,715	203,734
*Container Store Group, Inc. (The)	18,579	15,644
*ContextLogic, Inc., Class A	2,764	15,340
*Cooper-Standard Holdings, Inc.	87,974	1,357,439
*Coursera, Inc.	383,939	3,923,857
#Cracker Barrel Old Country Store, Inc.	48,120	2,800,103
#Cricut, Inc., Class A	1,996	10,619
*Crocs, Inc.	79,182	9,847,865
*Culp, Inc.	23,287	106,189

3

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Dana, Inc.	540,489	$6,718,278
*Dave & Buster’s Entertainment, Inc.	155,695	8,314,113
*Delta Apparel, Inc.	7,770	18,260
*Denny’s Corp.	128,080	1,027,202
#Designer Brands, Inc., Class A	95,305	885,383
*Destination XL Group, Inc.	127,048	407,824
#Dillard’s, Inc., Class A	20,365	8,919,666
#Dine Brands Global, Inc.	30,760	1,356,516
*Dorman Products, Inc.	81,182	7,099,366
#*Dream Finders Homes, Inc., Class A	70,064	2,487,272
*Duluth Holdings, Inc., Class B	49,176	207,031
#*Dutch Bros, Inc., Class A	48,409	1,363,197
*El Pollo Loco Holdings, Inc.	94,205	802,627
#*Envela Corp.	2,100	9,009
Escalade, Inc.	20,364	253,735
Ethan Allen Interiors, Inc.	72,043	2,034,494
*Etsy, Inc.	8,542	586,579
#*European Wax Center, Inc., Class A	95,795	1,126,549
*Everi Holdings, Inc.	68,197	557,169
#*Figs, Inc., Class A	287,720	1,470,249
*First Watch Restaurant Group, Inc.	134,128	3,422,947
*Five Below, Inc.	86	12,585
Flanigan’s Enterprises, Inc.	1,877	49,290
Flexsteel Industries, Inc.	12,169	401,090
#Foot Locker, Inc.	207,439	4,325,103
*Fox Factory Holding Corp.	90,964	3,540,319
*Frontdoor, Inc.	173,901	5,337,022
*Full House Resorts, Inc.	22,315	113,807
#*Funko, Inc., Class A	97,747	595,279
#*GameStop Corp., Class A	53,346	591,607
Gap, Inc. (The)	541,377	11,109,056
#*Garrett Motion, Inc.	420,519	4,020,162
*Genesco, Inc.	25,093	635,104
Gentex Corp.	169,724	5,821,533
*Gentherm, Inc.	89,750	4,538,657
*G-III Apparel Group, Ltd.	130,270	3,667,101
Golden Entertainment, Inc.	26,871	861,216
*Goodyear Tire & Rubber Co. (The)	880,466	10,530,373
*GoPro, Inc., Class A	246,776	426,922
Graham Holdings Co., Class B	8,561	6,004,429
*Grand Canyon Education, Inc.	112,546	14,633,231
*Green Brick Partners, Inc.	37,845	2,048,550
Group 1 Automotive, Inc.	44,644	13,126,229
#*Groupon, Inc.	3,844	44,437
#*GrowGeneration Corp.	124,720	372,913
#Guess?, Inc.	143,387	3,839,904
#H&R Block, Inc.	333,488	15,750,638
Hamilton Beach Brands Holding Co., Class A	20,333	413,573
#*Hanesbrands, Inc.	765,806	3,492,075
#Harley-Davidson, Inc.	212,564	7,310,076
Hasbro, Inc.	121,553	7,451,199
Haverty Furniture Cos., Inc.	43,696	1,345,837
Haverty Furniture Cos., Inc., Class A	457	12,999
*Helen of Troy, Ltd.	60,133	5,574,930
Hibbett, Inc.	33,108	2,855,234
*Hilton Grand Vacations, Inc.	185,197	7,711,603
*Holley, Inc.	77,233	310,477
Hooker Furnishings Corp.	49,182	836,094

4

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Hovnanian Enterprises, Inc., Class A	14,761	$2,182,119
*Inspired Entertainment, Inc.	33,728	286,688
#Installed Building Products, Inc.	96,561	22,762,325
International Game Technology PLC	1,324	26,136
#*iRobot Corp.	38,977	333,643
*J Jill, Inc.	26,934	671,195
#Jack in the Box, Inc.	52,364	2,988,413
*JAKKS Pacific, Inc.	26,221	495,839
Johnson Outdoors, Inc., Class A	23,988	983,748
KB Home	137,304	8,891,807
#Kohl’s Corp.	293,418	7,024,427
#Kontoor Brands, Inc.	119,428	7,411,702
#Krispy Kreme, Inc.	408,513	5,167,689
#*Kura Sushi USA, Inc., Class A	22,117	2,434,639
Lakeland Industries, Inc.	26,176	433,213
*Lands’ End, Inc.	67,793	927,408
*Landsea Homes Corp.	57,711	666,562
*Latham Group, Inc.	35,402	99,126
Laureate Education, Inc.	623,229	9,036,821
La-Z-Boy, Inc.	111,326	3,655,946
#*Lazydays Holdings, Inc.	12,312	43,584
LCI Industries	63,142	6,565,505
Lear Corp.	44,195	5,562,825
*Legacy Housing Corp.	23,237	473,338
Leggett & Platt, Inc.	294,076	5,313,953
#*Leslie’s, Inc.	341,818	1,343,345
#Levi Strauss & Co., Class A	100,289	2,128,133
#*LGI Homes, Inc.	63,115	5,675,932
*Life Time Group Holdings, Inc.	283,941	3,878,634
Lifetime Brands, Inc.	45,923	419,736
*Light & Wonder, Inc.	62,852	5,610,170
*Lincoln Educational Services Corp.	49,697	529,770
*Lindblad Expeditions Holdings, Inc.	58,013	425,815
Lithia Motors, Inc.	29,391	7,476,483
*LL Flooring Holdings, Inc.	16,129	25,484
#*Lovesac Co. (The)	38,565	855,372
*M/I Homes, Inc.	42,762	4,969,800
Macy’s, Inc.	485,737	8,952,133
*Malibu Boats, Inc., Class A	44,760	1,522,735
Marine Products Corp.	67,411	724,668
*MarineMax, Inc.	44,885	1,107,313
Marriott Vacations Worldwide Corp.	75,472	7,253,614
*MasterCraft Boat Holdings, Inc.	51,992	1,051,798
*Mattel, Inc.	385,601	7,064,210
Meritage Homes Corp.	43,894	7,274,992
#*Mister Car Wash, Inc.	98,584	659,527
#*Modine Manufacturing Co.	149,747	13,871,065
*Mohawk Industries, Inc.	82,016	9,458,085
Monarch Casino & Resort, Inc.	37,492	2,540,833
Monro, Inc.	66,084	1,800,789
*Motorcar Parts of America, Inc.	44,247	251,323
Movado Group, Inc.	43,739	1,114,032
Murphy USA, Inc.	21,304	8,816,021
Nathan’s Famous, Inc.	12,702	820,676
*National Vision Holdings, Inc.	171,569	2,988,732
Newell Brands, Inc.	909,546	7,221,795
*Noodles & Co.	35,791	54,044
#Nordstrom, Inc.	358,051	6,806,550

5

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Norwegian Cruise Line Holdings, Ltd.	396,507	$7,501,912
*ODP Corp. (The)	87,239	4,441,337
*Ollie’s Bargain Outlet Holdings, Inc.	142,835	10,446,952
*ONE Group Hospitality, Inc. (The)	71,196	381,611
*OneSpaWorld Holdings, Ltd.	224,731	2,858,578
#*OneWater Marine, Inc.	23,561	487,948
#Oxford Industries, Inc.	34,983	3,770,468
#Papa John’s International, Inc.	102,499	6,323,163
#Patrick Industries, Inc.	71,972	7,520,354
#*Penn Entertainment, Inc.	130,875	2,164,672
Perdoceo Education Corp.	279,704	5,118,583
#PetMed Express, Inc.	43,208	170,672
#*Planet Fitness, Inc., Class A	116,130	6,949,219
*Playa Hotels & Resorts NV	339,973	3,059,757
*PlayAGS, Inc.	52,449	463,649
Polaris, Inc.	70,395	5,994,838
#*Portillo’s, Inc., Class A	117,877	1,445,172
*Potbelly Corp.	74,619	760,368
PVH Corp.	122,410	13,318,208
#*QuantumScape Corp.	682,582	3,699,594
RCI Hospitality Holdings, Inc.	20,240	1,027,382
#*Red Robin Gourmet Burgers, Inc.	34,430	259,947
#Red Rock Resorts, Inc., Class A	16,620	882,854
#*Revolve Group, Inc.	79,118	1,575,239
#*RH	26,623	6,577,212
*Rivian Automotive, Inc., Class A	4,456	39,658
Rocky Brands, Inc.	19,236	495,712
#*RumbleON, Inc., Class B	3,700	19,092
*Sabre Corp.	337,009	967,216
*Sally Beauty Holdings, Inc.	230,133	2,496,943
*Shake Shack, Inc., Class A	97,699	10,341,439
SharkNinja, Inc.	90,861	5,840,545
Shoe Carnival, Inc.	71,200	2,380,928
Signet Jewelers, Ltd.	130,141	12,757,722
*Six Flags Entertainment Corp.	319,160	7,525,793
*Skechers USA, Inc., Class A	80,275	5,302,164
*Skyline Champion Corp.	140,546	10,539,545
*Sleep Number Corp.	42,930	571,398
Smith & Wesson Brands, Inc.	128,674	2,183,598
#*Soho House & Co., Inc.	16,047	83,605
#*Solo Brands, Inc., Class A	105,118	197,622
#Sonic Automotive, Inc., Class A	65,914	3,812,466
*Sonos, Inc.	290,692	4,912,695
*Sportsman’s Warehouse Holdings, Inc.	83,784	268,109
Standard Motor Products, Inc.	76,206	2,446,213
Steven Madden, Ltd.	171,879	6,945,630
*Stitch Fix, Inc., Class A	208,224	441,435
*Stoneridge, Inc.	76,970	1,153,011
Strategic Education, Inc.	97,258	11,169,109
*Strattec Security Corp.	8,711	198,262
#*Stride, Inc.	151,200	10,092,600
Superior Group of Cos., Inc.	35,770	581,978
*Superior Industries International, Inc.	58,778	219,830
#*Sweetgreen, Inc., Class A	211,193	4,745,507
Tapestry, Inc.	95,927	3,829,406
#*Target Hospitality Corp.	5,192	57,761
*Taylor Morrison Home Corp.	332,019	18,596,384
Tempur Sealy International, Inc.	155,496	7,784,130

6

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Texas Roadhouse, Inc.	59,926	$9,634,902
#Thor Industries, Inc.	123,952	12,323,308
#*ThredUp, Inc., Class A	20,623	32,997
*Tile Shop Holdings, Inc.	80,634	541,860
*Tilly’s, Inc., Class A	59,863	363,368
*Topgolf Callaway Brands Corp.	375,194	6,010,608
*Traeger, Inc.	26,330	56,610
Travel + Leisure Co.	154,551	6,729,151
*Tri Pointe Homes, Inc.	249,237	9,184,383
*Udemy, Inc.	1,739	17,425
*Under Armour, Inc., Class A	483,203	3,251,956
*Under Armour, Inc., Class C	523,946	3,416,128
*Unifi, Inc.	42,916	256,209
*United Parks & Resorts, Inc.	178,134	9,052,770
*Universal Electronics, Inc.	28,615	323,063
*Universal Technical Institute, Inc.	120,297	1,830,920
Upbound Group, Inc.	128,337	3,979,730
*Urban Outfitters, Inc.	310,656	12,103,158
Vail Resorts, Inc.	7,660	1,450,574
*Valvoline, Inc.	282,357	12,005,820
*Vera Bradley, Inc.	109,367	720,729
#VF Corp.	368,793	4,595,161
*Victoria’s Secret & Co.	149,005	2,625,468
*Vista Outdoor, Inc.	207,111	7,267,525
*Visteon Corp.	65,120	7,204,226
#*Vizio Holding Corp., Class A	158,378	1,678,807
*VOXX International Corp.	55,076	324,948
*Warby Parker, Inc., Class A	220,243	2,585,653
#Wendy’s Co. (The)	575,142	11,497,089
Weyco Group, Inc.	18,084	530,765
Whirlpool Corp.	59,986	5,690,272
Wingstop, Inc.	28,441	10,943,812
Winmark Corp.	8,529	3,064,640
#Winnebago Industries, Inc.	98,616	6,072,773
Wolverine World Wide, Inc.	153,488	1,648,461
Worthington Enterprises, Inc.	142,104	8,122,665
Wyndham Hotels & Resorts, Inc.	102,771	7,554,696
*XPEL, Inc.	53,115	2,791,193
#*Xponential Fitness, Inc., Class A	2,169	27,655
#*YETI Holdings, Inc.	186,706	6,669,138
*Zumiez, Inc.	50,976	876,787

TOTAL CONSUMER DISCRETIONARY		1,102,433,763

CONSUMER STAPLES — (3.6%)
#Alico, Inc.	17,972	501,599
Andersons, Inc. (The)	142,848	7,848,069
#B&G Foods, Inc.	160,490	1,781,439
*BellRing Brands, Inc.	238,708	13,169,520
*Boston Beer Co., Inc. (The), Class A	19,169	5,336,841
*Bridgford Foods Corp.	6,015	63,518
Calavo Growers, Inc.	44,212	1,191,513
Cal-Maine Foods, Inc.	115,824	6,408,542
*Central Garden & Pet Co.	25,790	1,056,101
*Central Garden & Pet Co., Class A	120,129	4,256,170
*Chefs’ Warehouse, Inc. (The)	97,614	3,229,071
Coca-Cola Consolidated, Inc.	16,088	13,288,688
*Darling Ingredients, Inc.	146,419	6,203,773
*Duckhorn Portfolio, Inc. (The)	235,344	1,993,364
Edgewell Personal Care Co.	226,130	8,507,011

7

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
#*elf Beauty, Inc.	5,488	$891,965
Energizer Holdings, Inc.	152,539	4,380,920
*Farmer Bros Co.	47,441	147,067
Flowers Foods, Inc.	352,878	8,800,777
Fresh Del Monte Produce, Inc.	109,875	2,809,504
#*Freshpet, Inc.	146,015	15,487,811
*Grocery Outlet Holding Corp.	215,142	5,587,238
*Hain Celestial Group, Inc. (The)	173,438	1,064,909
#*Herbalife, Ltd.	190,147	1,644,772
*HF Foods Group, Inc.	2,308	6,739
*Honest Co., Inc. (The)	101,654	305,979
Ingles Markets, Inc., Class A	32,546	2,335,176
Ingredion, Inc.	112,306	12,869,145
Inter Parfums, Inc.	96,955	11,283,623
J & J Snack Foods Corp.	41,681	5,722,384
John B. Sanfilippo & Son, Inc.	21,758	2,169,273
Lancaster Colony Corp.	63,982	12,208,405
#Limoneira Co.	25,030	495,093
*Mama’s Creations, Inc.	64,507	383,172
#Medifast, Inc.	21,680	596,850
#MGP Ingredients, Inc.	66,654	5,228,340
#*Mission Produce, Inc.	61,923	702,826
#*National Beverage Corp.	134,673	5,992,948
*Natural Alternatives International, Inc.	16,917	105,731
Natural Grocers by Vitamin Cottage, Inc.	50,940	833,378
*Nature’s Sunshine Products, Inc.	42,707	830,651
Nu Skin Enterprises, Inc., Class A	95,366	1,121,504
Oil-Dri Corp. of America	14,451	1,000,732
*Pilgrim’s Pride Corp.	121,410	4,373,188
*Post Holdings, Inc.	126,250	13,401,437
#PriceSmart, Inc.	94,826	7,642,027
Reynolds Consumer Products, Inc.	191,671	5,487,541
*Rocky Mountain Chocolate Factory, Inc.	4,995	18,232
Seaboard Corp.	1,732	5,733,111
*Seneca Foods Corp., Class A	18,489	1,074,026
*Seneca Foods Corp., Class B	1,443	84,993
*Simply Good Foods Co. (The)	299,892	10,931,063
SpartanNash Co.	90,186	1,721,651
Spectrum Brands Holdings, Inc.	70,160	5,743,999
*Sprouts Farmers Market, Inc.	283,258	18,703,526
Tootsie Roll Industries, Inc.	75,208	2,234,430
*TreeHouse Foods, Inc.	179,608	6,744,280
Turning Point Brands, Inc.	46,975	1,354,759
*United Natural Foods, Inc.	114,728	1,024,521
United-Guardian, Inc.	10,372	86,710
Universal Corp.	61,318	3,153,585
*USANA Health Sciences, Inc.	42,152	1,750,151
Utz Brands, Inc.	149,288	2,691,663
Vector Group, Ltd.	475,549	4,921,932
Village Super Market, Inc., Class A	24,304	679,783
#*Vita Coco Co., Inc. (The)	96,018	2,327,476
*Vital Farms, Inc.	104,827	2,805,171
#WD-40 Co.	28,717	6,493,775
Weis Markets, Inc.	66,931	4,225,354
#*Whole Earth Brands, Inc.	48,680	234,638

TOTAL CONSUMER STAPLES		295,485,153

8

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
ENERGY — (5.9%)
Adams Resources & Energy, Inc.	7,159	$211,190
*Amplify Energy Corp.	86,964	613,966
#Antero Midstream Corp.	983,831	13,616,221
*Antero Resources Corp.	154,388	5,250,736
APA Corp.	67,624	2,126,098
Archrock, Inc.	498,381	9,563,931
Ardmore Shipping Corp.	115,284	1,931,007
Berry Corp.	166,319	1,412,048
*Bristow Group, Inc.	64,859	1,706,440
Cactus, Inc., Class A	146,247	7,259,701
California Resources Corp.	225,722	11,931,665
#*Centrus Energy Corp., Class A	41,476	1,780,565
ChampionX Corp.	271,908	9,127,951
#Chord Energy Corp.	60,164	10,647,825
#Civitas Resources, Inc.	93,743	6,745,746
*Clean Energy Fuels Corp.	498,502	1,156,525
#*CNX Resources Corp.	459,271	10,802,054
#Comstock Resources, Inc.	612,773	6,164,496
CONSOL Energy, Inc.	89,601	7,415,379
#Core Laboratories, Inc.	102,741	1,623,308
Crescent Energy Co., Class A	116,466	1,239,198
#CVR Energy, Inc.	225,016	6,835,986
Delek US Holdings, Inc.	225,329	6,158,242
DHT Holdings, Inc.	560,534	6,401,298
*DMC Global, Inc.	44,226	700,982
#Dorian LPG, Ltd.	118,136	4,881,379
*Dril-Quip, Inc.	90,851	1,651,671
DT Midstream, Inc.	140,924	8,765,473
Energy Services of America Corp.	10,955	75,809
#EnLink Midstream LLC	665,331	9,128,341
Epsilon Energy, Ltd.	47,393	256,870
Equitrans Midstream Corp.	699,369	9,462,463
#Evolution Petroleum Corp.	93,417	504,452
Excelerate Energy, Inc., Class A	24,834	418,701
*Expro Group Holdings NV	250,166	4,693,114
*Forum Energy Technologies, Inc.	24,293	453,064
FutureFuel Corp.	97,967	530,981
*Geospace Technologies Corp.	24,093	292,730
#*Green Plains, Inc.	139,498	2,883,424
*Gulf Island Fabrication, Inc.	4,597	31,719
*Gulfport Energy Corp.	45,982	7,297,803
*Hallador Energy Co.	79,144	404,426
*Helix Energy Solutions Group, Inc.	519,925	5,583,994
#Helmerich & Payne, Inc.	271,781	10,689,147
#HighPeak Energy, Inc.	31,178	443,039
International Seaways, Inc.	149,351	8,257,617
Kinetik Holdings, Inc.	24,750	948,915
#*KLX Energy Services Holdings, Inc.	4,571	30,306
*Kosmos Energy, Ltd.	1,056,105	5,988,115
#Liberty Energy, Inc.	460,453	10,129,966
*Lightbridge Corp.	11,391	28,250
#Magnolia Oil & Gas Corp., Class A	379,912	9,524,394
*Mammoth Energy Services, Inc.	15,755	51,204
#Matador Resources Co.	237,756	14,812,199
*Mexco Energy Corp.	1,439	17,844
Murphy Oil Corp.	242,671	10,832,833
#*Nabors Industries, Ltd.	21,140	1,522,714
NACCO Industries, Inc., Class A	15,592	429,404
*Natural Gas Services Group, Inc.	34,938	771,431

9

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*NCS Multistage Holdings, Inc.	1,332	$21,845
#New Fortress Energy, Inc.	159,253	4,172,429
*Newpark Resources, Inc.	233,994	1,623,918
#*Nine Energy Service, Inc.	44,119	95,297
Noble Corp. PLC	113,573	5,040,370
Nordic American Tankers, Ltd.	609,190	2,375,841
#Northern Oil & Gas, Inc.	226,811	9,251,621
NOV, Inc.	255,055	4,715,967
*Oceaneering International, Inc.	316,598	7,253,260
*Oil States International, Inc.	147,706	589,347
*OPAL Fuels, Inc., Class A	5,354	25,057
Overseas Shipholding Group, Inc., Class A	190,609	1,158,903
*Par Pacific Holdings, Inc.	168,166	5,179,513
Patterson-UTI Energy, Inc.	246,450	2,666,589
PBF Energy, Inc., Class A	303,010	16,141,343
Peabody Energy Corp.	345,290	7,575,663
PHX Minerals, Inc.	103,127	345,475
*PrimeEnergy Resources Corp.	490	50,205
*Profire Energy, Inc.	15,865	28,716
#*ProFrac Holding Corp., Class A	15,607	113,463
*ProPetro Holding Corp.	306,922	2,676,360
#Range Resources Corp.	245,312	8,809,154
Ranger Energy Services, Inc.	31,118	306,201
*REX American Resources Corp.	46,111	2,551,322
#Riley Exploration Permian, Inc.	6,622	171,708
RPC, Inc.	483,352	3,233,625
SandRidge Energy, Inc.	54,388	745,116
Scorpio Tankers, Inc.	141,683	9,968,816
*SEACOR Marine Holdings, Inc.	60,725	742,059
*Seadrill, Ltd.	121,235	5,885,959
Select Water Solutions, Inc.	286,320	2,645,597
SFL Corp., Ltd.	308,153	4,107,679
*SilverBow Resources, Inc.	61,926	1,902,367
#Sitio Royalties Corp., Class A	57,777	1,342,737
SM Energy Co.	338,142	16,396,506
Solaris Oilfield Infrastructure, Inc., Class A	67,337	593,239
*Southwestern Energy Co.	1,765,021	13,220,007
*Talos Energy, Inc.	357,932	4,717,544
TechnipFMC PLC	189,823	4,863,265
*Teekay Corp.	255,735	1,871,980
Teekay Tankers, Ltd., Class A	88,823	5,175,716
*TETRA Technologies, Inc.	342,360	1,468,724
#*Tidewater, Inc.	151,236	13,891,027
#*Transocean, Ltd.	1,835,499	9,581,305
#*Uranium Energy Corp.	977,589	6,598,726
*US Silica Holdings, Inc.	220,190	3,397,532
VAALCO Energy, Inc.	2,368	15,155
*Valaris, Ltd.	119,667	7,785,535
*Vital Energy, Inc.	86,100	4,565,022
#Vitesse Energy, Inc.	48,195	1,069,447
#W&T Offshore, Inc.	292,648	658,458
*Weatherford International PLC	148,472	18,354,109
World Kinect Corp.	162,270	3,813,345

TOTAL ENERGY		495,766,514

FINANCIALS — (17.3%)
1st Source Corp.	56,126	2,783,850
*Acacia Research Corp.	159,950	778,957
#ACNB Corp.	10,478	340,954

10

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Affiliated Managers Group, Inc.	92,068	$14,371,815
*Affirm Holdings, Inc.	174,316	5,557,194
Alerus Financial Corp.	15,517	305,685
Amalgamated Financial Corp.	71,769	1,761,211
#A-Mark Precious Metals, Inc.	66,440	2,662,251
*Ambac Financial Group, Inc.	121,033	1,748,927
Amerant Bancorp, Inc.	55,412	1,200,224
*American Coastal Insurance Corp.	2,110	22,092
American Equity Investment Life Holding Co.	132,443	7,431,377
Ameris Bancorp	210,701	10,004,083
AMERISAFE, Inc.	55,043	2,509,961
AmeriServ Financial, Inc.	40,106	97,057
Ames National Corp.	10,442	201,008
Arrow Financial Corp.	44,239	985,203
#Artisan Partners Asset Management, Inc., Class A	150,060	6,141,956
*AssetMark Financial Holdings, Inc.	137,880	4,661,723
Associated Banc-Corp.	433,493	9,133,698
Associated Capital Group, Inc., Class A	1,556	50,554
Assurant, Inc.	4,782	833,981
Assured Guaranty, Ltd.	209,838	16,094,575
Atlantic American Corp.	4,900	9,702
Atlantic Union Bankshares Corp.	270,211	8,584,603
*Atlanticus Holdings Corp.	30,408	804,292
Auburn National Bancorp, Inc.	300	5,553
*AvidXchange Holdings, Inc.	645,555	7,527,171
Axis Capital Holdings, Ltd.	167,562	10,276,577
*Axos Financial, Inc.	173,671	8,789,489
#B Riley Financial, Inc.	24,955	858,452
#*Baldwin Insurance Group, Inc. (The), Class A	140,488	3,742,600
Banc of California, Inc.	292,655	4,006,447
BancFirst Corp.	68,722	6,127,941
*Bancorp, Inc. (The)	191,686	5,739,079
Bank First Corp.	384	29,641
Bank of Hawaii Corp.	89,263	5,060,319
#Bank of Marin Bancorp	36,111	518,554
Bank of NT Butterfield & Son, Ltd. (The)	105,278	3,579,452
Bank OZK	348,415	15,556,730
Bank7 Corp.	1,232	33,634
BankFinancial Corp.	33,689	325,773
BankUnited, Inc.	248,215	6,634,787
Bankwell Financial Group, Inc.	13,680	313,682
Banner Corp.	103,876	4,532,110
Bar Harbor Bankshares	31,399	787,487
BayCom Corp.	23,275	460,380
BCB Bancorp, Inc.	38,620	363,800
Berkshire Hills Bancorp, Inc.	110,302	2,351,639
BGC Group, Inc., Class A	801,796	6,278,063
*Blue Foundry Bancorp	42,909	366,443
#*Blue Ridge Bankshares, Inc.	2,755	6,888
BOK Financial Corp.	75,230	6,675,158
#Bread Financial Holdings, Inc.	159,609	5,891,168
Bridge Investment Group Holdings, Inc., Class A	12,248	80,592
*Bridgewater Bancshares, Inc.	47,209	513,634
*Brighthouse Financial, Inc.	162,075	7,820,119
Brightsphere Investment Group, Inc.	97,507	2,168,556
Brookline Bancorp, Inc.	206,308	1,712,356
Business First Bancshares, Inc.	42,833	864,798
*BV Financial, Inc.	1,256	13,226

11

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Byline Bancorp, Inc.	89,982	$1,949,910
C&F Financial Corp.	5,295	207,405
Cadence Bank	718,399	19,878,100
*California Bancorp	2,574	55,856
*California First Leasing Corp.	522	10,022
Cambridge Bancorp	17,615	1,081,033
Camden National Corp.	38,787	1,210,930
*Cannae Holdings, Inc.	893	17,369
*Cantaloupe, Inc.	169,555	981,723
Capital Bancorp, Inc.	16,357	317,326
Capital City Bank Group, Inc.	37,012	981,558
Capitol Federal Financial, Inc.	296,474	1,414,181
*Carter Bankshares, Inc.	41,425	504,142
#Cass Information Systems, Inc.	37,440	1,617,034
Cathay General Bancorp	256,410	8,830,760
*CCUR Holdings, Inc.	3	7,800
Central Pacific Financial Corp.	60,874	1,213,828
Chemung Financial Corp.	3,421	144,246
Citizens & Northern Corp.	32,239	549,675
Citizens Community Bancorp, Inc.	20,239	222,629
Citizens Financial Services, Inc.	799	32,280
#*Citizens, Inc.	50,574	112,780
#City Holding Co.	34,131	3,447,914
Civista Bancshares, Inc.	34,490	492,517
CNB Financial Corp.	45,968	873,392
CNO Financial Group, Inc.	246,193	6,482,262
*Coastal Financial Corp.	29,875	1,155,565
Codorus Valley Bancorp, Inc.	15,020	333,444
#Cohen & Steers, Inc.	98,460	6,772,079
Colony Bankcorp, Inc.	26,948	292,925
Columbia Banking System, Inc.	36,495	686,471
#*Columbia Financial, Inc.	151,568	2,516,029
Comerica, Inc.	147,385	7,394,305
Commerce Bancshares, Inc.	147,594	8,070,456
Community Bank System, Inc.	130,265	5,630,053
Community Trust Bancorp, Inc.	50,381	2,116,506
Community West Bancshares	23,991	411,925
ConnectOne Bancorp, Inc.	87,302	1,563,579
*Consumer Portfolio Services, Inc.	14,641	125,327
Crawford & Co., Class A	79,061	733,686
Crawford & Co., Class B	55,465	513,051
#*Credit Acceptance Corp.	13,777	7,077,520
*CrossFirst Bankshares, Inc.	90,171	1,089,266
Cullen/Frost Bankers, Inc.	72,261	7,539,713
*Customers Bancorp, Inc.	97,314	4,444,330
CVB Financial Corp.	344,167	5,623,689
Diamond Hill Investment Group, Inc.	8,526	1,272,250
Dime Community Bancshares, Inc.	85,062	1,548,128
Donegal Group, Inc., Class A	71,876	966,013
Donegal Group, Inc., Class B	870	11,284
*Donnelley Financial Solutions, Inc.	71,400	4,482,492
Eagle Bancorp Montana, Inc.	1,502	19,226
Eagle Bancorp, Inc.	65,947	1,219,360
Eastern Bankshares, Inc.	381,739	4,794,642
*eHealth, Inc.	66,624	285,151
Employers Holdings, Inc.	73,607	3,134,922
Enact Holdings, Inc.	97,423	2,896,386
*Encore Capital Group, Inc.	61,738	2,536,814

12

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Enova International, Inc.	98,077	$5,936,601
*Enstar Group, Ltd.	34,892	10,131,590
Enterprise Bancorp, Inc.	22,240	540,432
Enterprise Financial Services Corp.	110,986	4,218,578
Equity Bancshares, Inc., Class A	38,792	1,292,162
Esquire Financial Holdings, Inc.	17,317	814,938
ESSA Bancorp, Inc.	14,300	231,660
Essent Group, Ltd.	311,759	16,513,874
*Euronet Worldwide, Inc.	65,435	6,718,866
Evans Bancorp, Inc.	8,738	223,605
Evercore, Inc.	91,516	16,610,154
#EVERTEC, Inc.	156,652	5,879,150
#*EZCORP, Inc., Class A	144,075	1,581,944
#F&G Annuities & Life, Inc.	16,289	616,050
Farmers & Merchants Bancorp, Inc.	7,311	149,876
#Farmers National Banc Corp.	82,105	971,302
FB Financial Corp.	108,332	3,970,368
Federal Agricultural Mortgage Corp., Class A	1,115	164,485
Federal Agricultural Mortgage Corp., Class C	23,152	4,309,282
Federated Hermes, Inc.	244,438	8,029,788
Fidelity D&D Bancorp, Inc.	955	43,357
Financial Institutions, Inc.	40,055	689,747
Finward Bancorp	211	5,167
*Finwise Bancorp	2,393	25,390
First American Financial Corp.	209,512	11,223,558
First Bancorp	90,118	2,740,488
First Bancorp	453,166	7,817,114
First Bancorp, Inc. (The)	24,204	534,424
First Bancshares, Inc. (The)	69,915	1,673,765
First Bank	30,150	352,152
First Busey Corp.	123,658	2,762,520
First Business Financial Services, Inc.	17,467	577,634
First Commonwealth Financial Corp.	272,582	3,595,357
First Community Bankshares, Inc.	47,976	1,591,844
#First Community Corp.	400	6,612
First Financial Bancorp	409,468	9,053,337
#First Financial Bankshares, Inc.	418,195	12,361,844
First Financial Corp.	30,921	1,125,834
First Financial Northwest, Inc.	23,602	480,773
#First Foundation, Inc.	122,788	672,878
First Hawaiian, Inc.	315,409	6,651,976
First Horizon Corp.	427,904	6,384,328
First Internet Bancorp	20,793	645,623
First Interstate BancSystem, Inc., Class A	225,351	6,016,872
First Merchants Corp.	215,276	7,194,524
First Mid Bancshares, Inc.	47,770	1,478,959
First Northwest Bancorp	12,745	130,636
First of Long Island Corp. (The)	50,578	478,974
First Savings Financial Group, Inc.	432	6,925
First United Corp.	7,021	158,604
*First Western Financial, Inc.	7,665	127,776
FirstCash Holdings, Inc.	120,119	13,571,045
Five Star Bancorp	8,013	173,241
Flushing Financial Corp.	66,556	733,447
*Flywire Corp.	266,345	5,460,073
FNB Corp.	1,072,816	14,311,365
FS Bancorp, Inc.	14,676	457,451
Fulton Financial Corp.	648,421	10,731,368

13

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#*FVCBankcorp, Inc.	9,333	$107,423
*Genworth Financial, Inc.	1,145,021	6,789,975
German American Bancorp, Inc.	68,517	2,174,044
#Glacier Bancorp, Inc.	292,830	10,594,589
Globe Life, Inc.	438	33,362
#*Goosehead Insurance, Inc., Class A	42,433	2,414,862
Great Southern Bancorp, Inc.	39,694	2,040,272
*Green Dot Corp., Class A	101,449	887,679
Greene County Bancorp, Inc.	4,818	141,746
*Greenlight Capital Re, Ltd., Class A	73,584	891,838
Guaranty Bancshares, Inc.	21,060	605,054
Hamilton Lane, Inc., Class A	50,246	5,613,483
Hancock Whitney Corp.	316,846	14,381,640
Hanmi Financial Corp.	66,671	1,020,066
Hanover Insurance Group, Inc. (The)	123,898	16,084,438
HarborOne Bancorp, Inc.	98,085	993,601
Hawthorn Bancshares, Inc.	2,569	46,833
HBT Financial, Inc.	31,963	589,877
#HCI Group, Inc.	27,228	3,108,893
Heartland Financial USA, Inc.	93,732	3,947,055
Heritage Commerce Corp.	132,629	1,053,074
Heritage Financial Corp.	84,104	1,492,005
*Heritage Global, Inc.	38,291	94,196
*Heritage Insurance Holdings, Inc.	77,699	793,307
Hilltop Holdings, Inc.	151,509	4,433,153
#Hingham Institution For Savings (The)	3,897	658,203
HMN Financial, Inc.	3,408	67,819
Home Bancorp, Inc.	10,584	370,440
Home BancShares, Inc.	561,100	13,286,848
HomeStreet, Inc.	40,886	500,854
HomeTrust Bancshares, Inc.	21,631	555,917
Hope Bancorp, Inc.	320,454	3,210,949
Horace Mann Educators Corp.	116,956	4,310,998
Horizon Bancorp, Inc.	96,641	1,109,439
Houlihan Lokey, Inc.	39,486	5,034,070
*I3 Verticals, Inc., Class A	54,885	1,246,438
Independent Bank Corp.	94,606	4,753,005
Independent Bank Corp.	49,924	1,238,614
Independent Bank Group, Inc.	90,627	3,374,949
International Bancshares Corp.	178,086	9,910,486
*International Money Express, Inc.	101,949	2,062,428
Invesco, Ltd.	462,105	6,548,028
Investar Holding Corp.	10,521	175,490
Investors Title Co.	4,091	656,319
Jackson Financial, Inc., Class A	245,602	16,779,529
James River Group Holdings, Ltd.	79,990	711,111
Janus Henderson Group PLC	390,282	12,184,604
Jefferies Financial Group, Inc.	68,141	2,934,151
Kearny Financial Corp.	142,156	767,642
#Kemper Corp.	153,595	8,956,124
Kentucky First Federal Bancorp	3,402	13,234
Kinsale Capital Group, Inc.	4,146	1,506,034
Lake Shore Bancorp, Inc.	338	3,924
Lakeland Bancorp, Inc.	142,481	1,736,843
#Lakeland Financial Corp.	57,243	3,364,171
Landmark Bancorp, Inc.	4,001	72,018
Lazard, Inc.	20,719	797,681
LCNB Corp.	15,999	225,586

14

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#*Lemonade, Inc.	21,876	$376,923
*LendingClub Corp.	241,889	1,819,005
*LendingTree, Inc.	20,663	997,403
Lincoln National Corp.	194,582	5,306,251
LINKBancorp, Inc.	4,224	28,005
Live Oak Bancshares, Inc.	94,951	3,068,816
*loanDepot, Inc., Class A	6,500	13,520
Macatawa Bank Corp.	75,705	1,059,870
Magyar Bancorp, Inc.	1,254	14,283
*Maiden Holdings, Ltd.	134,424	279,602
MarketAxess Holdings, Inc.	7,275	1,455,655
*Marqeta, Inc., Class A	1,168,329	6,484,226
Mercantile Bank Corp.	38,232	1,379,411
Merchants Bancorp	68,965	2,781,358
Mercury General Corp.	170,332	8,901,550
Meridian Corp.	3,239	29,993
Metrocity Bankshares, Inc.	32,330	742,943
*Metropolitan Bank Holding Corp.	20,835	827,149
MGIC Investment Corp.	485,844	9,852,916
Mid Penn Bancorp, Inc.	21,349	431,890
Middlefield Banc Corp.	654	14,041
Midland States Bancorp, Inc.	53,598	1,173,796
MidWestOne Financial Group, Inc.	33,748	680,697
#Moelis & Co., Class A	107,093	5,256,124
*Moneylion, Inc.	2,589	171,677
*Mr. Cooper Group, Inc.	102,149	7,885,903
MVB Financial Corp.	18,887	339,399
National Bank Holdings Corp., Class A	84,896	2,778,646
National Bankshares, Inc.	5,275	141,423
National Western Life Group, Inc., Class A	6,307	3,082,988
Navient Corp.	281,248	4,224,345
NBT Bancorp, Inc.	157,253	5,505,428
*NCR Atleos Corp.	114,976	2,291,472
Nelnet, Inc., Class A	60,005	5,651,271
#*NerdWallet, Inc., Class A	91,704	1,152,719
#New York Community Bancorp, Inc.	201,634	534,330
*NI Holdings, Inc.	5,418	80,566
Nicolet Bankshares, Inc.	27,279	2,087,662
*NMI Holdings, Inc., Class A	279,489	8,625,031
Northeast Bank	15,103	781,127
Northeast Community Bancorp, Inc.	14,475	228,415
Northfield Bancorp, Inc.	126,281	1,053,184
Northrim Bancorp, Inc.	10,583	505,867
Northwest Bancshares, Inc.	412,975	4,377,535
Norwood Financial Corp.	949	22,861
Oak Valley Bancorp	1,454	35,114
OceanFirst Financial Corp.	129,965	1,918,283
*Ocwen Financial Corp.	17,048	397,900
OFG Bancorp	110,231	3,980,441
Ohio Valley Banc Corp.	834	19,599
#Old National Bancorp	647,981	10,717,606
Old Republic International Corp.	102,558	3,062,382
Old Second Bancorp, Inc.	94,151	1,289,869
OneMain Holdings, Inc.	209,393	10,911,469
OP Bancorp	28,625	261,346
*Open Lending Corp.	255,170	1,301,367
*Oportun Financial Corp.	72,398	229,502
Oppenheimer Holdings, Inc., Class A	10,870	435,343

15

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Origin Bancorp, Inc.	53,988	$1,603,444
Orrstown Financial Services, Inc.	19,465	510,372
*Oscar Health, Inc., Class A	450,918	7,832,446
Pacific Premier Bancorp, Inc.	289,713	6,228,829
*Palomar Holdings, Inc.	51,113	4,021,060
#Park National Corp.	38,715	5,099,153
Parke Bancorp, Inc.	18,690	307,637
Pathward Financial, Inc.	70,411	3,546,602
*Paymentus Holdings, Inc., Class A	62,064	1,266,726
*Payoneer Global, Inc.	782,040	3,863,278
*Paysafe, Ltd.	133,657	1,900,603
PCB Bancorp	15,258	222,156
Peapack-Gladstone Financial Corp.	44,233	989,935
Penns Woods Bancorp, Inc.	5,366	93,798
PennyMac Financial Services, Inc.	162,142	13,885,841
Peoples Bancorp of North Carolina, Inc.	1,084	31,534
Peoples Bancorp, Inc.	118,008	3,426,952
Peoples Financial Services Corp.	6,553	248,162
Perella Weinberg Partners	40,186	599,575
Pinnacle Financial Partners, Inc.	140,925	10,808,948
Piper Sandler Cos.	39,589	7,751,130
#PJT Partners, Inc., Class A	52,039	4,917,165
Plumas Bancorp	2,047	71,973
*Ponce Financial Group, Inc.	33,010	265,400
Popular, Inc.	157,233	13,363,233
*PRA Group, Inc.	92,512	2,200,860
Preferred Bank	38,162	2,888,482
Premier Financial Corp.	85,000	1,647,300
#Primerica, Inc.	36,958	7,829,922
Primis Financial Corp.	55,574	540,179
Princeton Bancorp, Inc.	3,488	101,675
*ProAssurance Corp.	112,065	1,497,188
PROG Holdings, Inc.	135,468	4,502,956
Prosperity Bancshares, Inc.	109,451	6,782,678
*Provident Bancorp, Inc.	3,005	26,729
Provident Financial Holdings, Inc.	13,724	177,589
Provident Financial Services, Inc.	165,595	2,430,935
QCR Holdings, Inc.	64,504	3,545,140
Radian Group, Inc.	342,302	10,224,561
RBB Bancorp	30,055	533,777
Red River Bancshares, Inc.	6,728	304,173
Regional Management Corp.	28,812	726,351
*Remitly Global, Inc.	355,141	6,332,164
Renasant Corp.	240,313	6,983,496
*Repay Holdings Corp.	233,593	2,375,641
Republic Bancorp, Inc., Class A	37,970	1,925,838
#Richmond Mutual Bancorp, Inc.	1,956	21,262
Riverview Bancorp, Inc.	49,542	184,792
RLI Corp.	150,401	21,259,181
S&T Bancorp, Inc.	91,432	2,756,675
Safety Insurance Group, Inc.	38,850	3,091,294
Sandy Spring Bancorp, Inc.	98,579	2,015,941
Seacoast Banking Corp. of Florida	222,934	5,143,087
*Security National Financial Corp., Class A	5,651	37,184
Selective Insurance Group, Inc.	213,852	21,738,056
#ServisFirst Bancshares, Inc.	122,339	7,213,107
#*Shift4 Payments, Inc., Class A	88,141	5,099,838
Shore Bancshares, Inc.	62,120	642,942

16

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Sierra Bancorp	36,571	$724,837
Silvercrest Asset Management Group, Inc., Class A	18,921	277,193
Simmons First National Corp., Class A	436,635	7,462,092
*SiriusPoint, Ltd.	552,953	6,513,786
#*Skyward Specialty Insurance Group, Inc.	9,103	317,877
SLM Corp.	597,778	12,666,916
SmartFinancial, Inc.	30,028	617,075
#*SoFi Technologies, Inc.	728,217	4,937,311
South Plains Financial, Inc.	19,774	512,542
*Southern First Bancshares, Inc.	18,262	471,525
Southern Missouri Bancorp, Inc.	20,776	833,118
Southern States Bancshares, Inc.	814	19,674
Southside Bancshares, Inc.	69,916	1,863,961
SouthState Corp.	236,824	17,927,577
Stellar Bancorp, Inc.	62,157	1,379,885
StepStone Group, Inc., Class A	128,750	4,644,012
*Sterling Bancorp, Inc.	10,642	50,337
Stewart Information Services Corp.	78,645	4,876,776
Stifel Financial Corp.	195,982	15,662,881
Stock Yards Bancorp, Inc.	62,919	2,803,041
*StoneX Group, Inc.	102,447	7,437,652
Summit Financial Group, Inc.	29,600	783,512
Summit State Bank	1,100	10,967
*SWK Holdings Corp.	357	6,190
Synovus Financial Corp.	225,951	8,086,786
Territorial Bancorp, Inc.	21,575	162,460
*Texas Capital Bancshares, Inc.	112,793	6,474,318
#TFS Financial Corp.	271,894	3,265,447
*Third Coast Bancshares, Inc.	5,261	102,169
Timberland Bancorp, Inc.	18,058	440,615
Tiptree, Inc.	85,578	1,363,258
Tompkins Financial Corp.	35,509	1,561,686
Towne Bank	303,735	7,857,624
TriCo Bancshares	72,885	2,534,211
*Triumph Financial, Inc.	56,417	3,969,500
#*Trupanion, Inc.	18,685	420,413
TrustCo Bank Corp.	53,535	1,425,102
Trustmark Corp.	176,270	5,217,592
UMB Financial Corp.	178,150	14,191,429
*»Unico American Corp.	4,300	76
United Bancshares, Inc.	110	2,030
United Bankshares, Inc.	473,089	15,356,469
United Community Banks, Inc.	258,187	6,514,058
United Fire Group, Inc.	65,143	1,439,009
United Security Bancshares	17,656	125,711
Unity Bancorp, Inc.	17,412	468,731
Universal Insurance Holdings, Inc.	81,720	1,595,174
Univest Financial Corp.	71,096	1,483,774
#*Upstart Holdings, Inc.	2,129	47,115
US Global Investors, Inc., Class A	5,500	14,740
Valley National Bancorp	1,204,038	8,440,306
Value Line, Inc.	4,121	149,180
Veritex Holdings, Inc.	119,391	2,325,737
Victory Capital Holdings, Inc., Class A	221,273	11,253,945
Virtu Financial, Inc., Class A	213,128	4,624,878
Virtus Investment Partners, Inc.	20,406	4,475,444
Voya Financial, Inc.	68,549	4,672,300
WaFd, Inc.	323,706	8,769,196

17

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Walker & Dunlop, Inc.	101,897	$9,336,822
Washington Trust Bancorp, Inc.	37,670	959,078
Waterstone Financial, Inc.	62,320	706,709
Webster Financial Corp.	125,881	5,517,364
WesBanco, Inc.	164,785	4,449,195
West Bancorp, Inc.	39,675	645,115
Westamerica Bancorp	59,714	2,779,687
Western Alliance Bancorp	133,617	7,593,454
Western New England Bancorp, Inc.	47,296	285,668
Western Union Co. (The)	639,435	8,594,006
Westwood Holdings Group, Inc.	15,618	194,288
*WEX, Inc.	3,661	773,423
White Mountains Insurance Group, Ltd.	5,366	9,541,499
Wintrust Financial Corp.	181,187	17,509,912
#WisdomTree, Inc.	372,686	3,316,905
*World Acceptance Corp.	16,609	2,284,900
WSFS Financial Corp.	181,155	7,740,753
WVS Financial Corp.	700	9,016
Zions Bancorp NA	165,335	6,742,361

TOTAL FINANCIALS		1,444,696,405

HEALTH CARE — (9.2%)
#*10X Genomics, Inc., Class A	63,171	1,849,647
#*2seventy bio, Inc.	22,564	102,892
*4D Molecular Therapeutics, Inc.	85,401	2,043,646
*Abeona Therapeutics, Inc.	3,872	16,030
*Acadia Healthcare Co., Inc.	142,723	10,552,939
*ACADIA Pharmaceuticals, Inc.	34,444	575,559
*Accolade, Inc.	169,843	1,295,902
*Accuray, Inc.	213,527	454,812
*Actinium Pharmaceuticals, Inc.	9,164	70,563
*Acumen Pharmaceuticals, Inc.	6,202	19,970
*AdaptHealth Corp.	157,921	1,555,522
*Adaptive Biotechnologies Corp.	279,823	733,136
*Addus HomeCare Corp.	42,180	4,055,607
*ADMA Biologics, Inc.	368,309	2,401,375
*Adverum Biotechnologies, Inc.	5,725	55,647
#*Aerovate Therapeutics, Inc.	1,041	20,830
#*Agiliti, Inc.	72,080	731,612
#*agilon health, Inc.	86,219	474,204
*Agios Pharmaceuticals, Inc.	174,373	5,667,122
#*AirSculpt Technologies, Inc.	2,838	15,637
*Akero Therapeutics, Inc.	38,246	760,713
*Aldeyra Therapeutics, Inc.	114,528	451,240
*Alector, Inc.	94,075	477,901
*Alkermes PLC	368,114	9,033,518
#*Allogene Therapeutics, Inc.	273,928	756,041
*Alpine Immune Sciences, Inc.	27,403	1,769,960
#*Altimmune, Inc.	31,574	206,810
*ALX Oncology Holdings, Inc.	7,434	126,527
*Amedisys, Inc.	41,984	3,864,627
*AMN Healthcare Services, Inc.	83,515	5,009,230
*Amneal Pharmaceuticals, Inc.	540,638	3,270,860
#*Amphastar Pharmaceuticals, Inc.	112,872	4,655,970
#*AN2 Therapeutics, Inc.	19,620	47,088
#*AnaptysBio, Inc.	53,838	1,310,417
#*Anavex Life Sciences Corp.	8,583	31,328
*AngioDynamics, Inc.	71,954	416,614
*ANI Pharmaceuticals, Inc.	47,169	3,113,154

18

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Anika Therapeutics, Inc.	37,378	$967,716
*Annexon, Inc.	56,714	258,049
#*Apyx Medical Corp.	25,598	36,605
#*Arcturus Therapeutics Holdings, Inc.	76,682	1,960,759
*Arcus Biosciences, Inc.	199,070	3,031,836
#*ARS Pharmaceuticals, Inc.	88,507	770,011
*Artivion, Inc.	100,992	1,981,463
*Arvinas, Inc.	56,672	1,800,469
#*Astrana Health, Inc.	134,903	5,011,646
*Astria Therapeutics, Inc.	984	9,033
*Atea Pharmaceuticals, Inc.	48,250	178,525
*Athira Pharma, Inc.	16,284	32,079
#*AtriCure, Inc.	106,502	2,568,828
#Atrion Corp.	3,717	1,573,369
*Aura Biosciences, Inc.	33,145	245,273
*Avanos Medical, Inc.	101,844	1,841,340
*Avid Bioservices, Inc.	133,308	1,017,140
*Avidity Biosciences, Inc.	131,761	3,179,393
*Axogen, Inc.	96,244	616,924
*Axonics, Inc.	108,268	7,207,401
#*Azenta, Inc.	129,626	6,800,180
#*Beam Therapeutics, Inc.	183,135	3,886,125
*BioAtla, Inc.	31,867	71,860
*BioLife Solutions, Inc.	100,556	1,763,752
#*Biomea Fusion, Inc.	1,350	14,499
*Bio-Rad Laboratories, Inc., Class A	872	235,222
#*Biote Corp., Class A	5,785	31,875
*Bioventus, Inc., Class A	18,766	74,313
#*Bluebird Bio, Inc.	223,357	198,140
#*Brookdale Senior Living, Inc.	463,926	3,150,058
#*C4 Therapeutics, Inc.	138,160	870,408
*Cabaletta Bio, Inc.	3,335	35,501
#*CareDx, Inc.	113,439	880,287
#*Caribou Biosciences, Inc.	194,596	706,383
#*Carisma Therapeutics, Inc.	1,747	2,848
#*Cassava Sciences, Inc.	25,716	569,609
*Castle Biosciences, Inc.	63,826	1,346,090
*Catalent, Inc.	22,871	1,277,345
*Catalyst Pharmaceuticals, Inc.	333,224	5,015,021
*Century Therapeutics, Inc.	3,716	10,814
*Certara, Inc.	304,014	5,201,680
Chemed Corp.	3,794	2,154,992
*Codexis, Inc.	49,971	145,416
*Cogent Biosciences, Inc.	158,697	1,031,530
*Collegium Pharmaceutical, Inc.	94,210	3,479,175
*Community Health Systems, Inc.	272,718	899,969
CONMED Corp.	73,473	4,994,695
#*Corcept Therapeutics, Inc.	262,238	6,115,390
#*CorMedix, Inc.	13,088	68,777
*CorVel Corp.	62,668	14,968,252
*Crinetics Pharmaceuticals, Inc.	68,131	2,985,500
*Cross Country Healthcare, Inc.	92,961	1,636,114
#*CryoPort, Inc.	109,622	1,774,780
#*Cue Biopharma, Inc.	38,072	72,337
*Cullinan Therapeutics, Inc.	54,200	1,463,942
*Cumberland Pharmaceuticals, Inc.	18,699	29,918
*CVRx, Inc.	5,500	85,305
*Cytek Biosciences, Inc.	187,477	1,126,737

19

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Day One Biopharmaceuticals, Inc.	162,418	$2,777,348
*Deciphera Pharmaceuticals, Inc.	172,336	4,354,931
*Definitive Healthcare Corp.	220,181	1,528,056
*Denali Therapeutics, Inc.	302,940	4,677,394
DENTSPLY SIRONA, Inc.	320,113	9,606,591
#*Dianthus Therapeutics, Inc.	2,193	46,821
*Dominari Holdings, Inc.	5,049	12,118
#*Doximity, Inc., Class A	131,449	3,192,896
#*Dynavax Technologies Corp.	357,451	4,064,218
*Dyne Therapeutics, Inc.	55,317	1,400,073
*Edgewise Therapeutics, Inc.	58,634	1,051,894
#*Editas Medicine, Inc.	179,236	933,820
*Elanco Animal Health, Inc.	759,802	9,998,994
*Electromed, Inc.	14,468	251,599
*Elevation Oncology, Inc.	16,985	60,297
Embecta Corp.	86,050	871,686
*Enanta Pharmaceuticals, Inc.	43,695	600,369
Encompass Health Corp.	203,393	16,958,908
*Enhabit, Inc.	124,023	1,251,392
*Enovis Corp.	136,026	7,512,716
#Ensign Group, Inc. (The)	195,680	23,160,685
*Envista Holdings Corp.	376,505	7,409,618
#*Enzo Biochem, Inc.	14,361	14,935
*Erasca, Inc.	9,820	19,738
*Eton Pharmaceuticals, Inc.	1,327	4,644
*Evolent Health, Inc., Class A	258,436	7,169,015
*Exelixis, Inc.	735,079	17,244,953
#*Fate Therapeutics, Inc.	207,620	820,099
*FONAR Corp.	15,659	246,473
*Fulcrum Therapeutics, Inc.	142,048	1,012,802
#*Fulgent Genetics, Inc.	66,609	1,355,493
#*Generation Bio Co.	13,139	37,183
*Glaukos Corp.	124,939	11,994,144
*Globus Medical, Inc.	23,591	1,174,596
#*GoodRx Holdings, Inc., Class A	208,805	1,482,515
*Haemonetics Corp.	108,721	9,996,896
*Halozyme Therapeutics, Inc.	215,106	8,195,539
#*Harmony Biosciences Holdings, Inc.	124,420	3,845,822
*Harvard Bioscience, Inc.	99,399	379,704
*Health Catalyst, Inc.	129,229	803,804
*HealthEquity, Inc.	179,171	14,138,384
HealthStream, Inc.	71,154	1,833,639
*HilleVax, Inc.	17,251	227,713
*Hims & Hers Health, Inc.	387,343	4,853,408
*ICU Medical, Inc.	35,773	3,502,892
*Ideaya Biosciences, Inc.	182,050	7,400,332
#*IGM Biosciences, Inc.	18,430	177,481
*Immuneering Corp., Class A	5,805	8,243
*Immunovant, Inc.	106,935	2,934,296
#*Inari Medical, Inc.	129,027	4,817,868
*InfuSystem Holdings, Inc.	46,771	351,250
*Innoviva, Inc.	182,026	2,750,413
*Inogen, Inc.	32,785	222,938
*Inozyme Pharma, Inc.	37,011	163,218
*Inspire Medical Systems, Inc.	3,861	933,049
*Instil Bio, Inc.	228	2,462
*Integer Holdings Corp.	82,158	9,171,298
*Integra LifeSciences Holdings Corp.	198,006	5,775,835

20

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*Intellia Therapeutics, Inc.	211,844	$4,533,462
*Invivyd, Inc.	6,449	14,317
#*Iovance Biotherapeutics, Inc.	545,305	6,423,693
iRadimed Corp.	27,307	1,108,937
*IRIDEX Corp.	8,188	23,336
*iTeos Therapeutics, Inc.	69,272	743,981
*Jazz Pharmaceuticals PLC	96,477	10,684,828
*Joint Corp. (The)	28,491	340,183
#*KalVista Pharmaceuticals, Inc.	49,719	564,311
*Keros Therapeutics, Inc.	39,051	2,202,086
*Kewaunee Scientific Corp.	1,692	60,404
*Kiniksa Pharmaceuticals, Ltd., Class A	65,148	1,219,571
*Kodiak Sciences, Inc.	15,232	48,895
*KORU Medical Systems, Inc.	222	482
*Krystal Biotech, Inc.	70,174	10,745,043
*Kura Oncology, Inc.	145,922	2,862,990
#*Kymera Therapeutics, Inc.	79,913	2,686,675
*Lantheus Holdings, Inc.	151,733	10,096,314
*Leap Therapeutics, Inc.	8,345	25,869
#LeMaitre Vascular, Inc.	58,832	3,812,314
*LENSAR, Inc.	25,622	79,941
*LENZ Therapeutics, Inc.	483	7,665
#*Lexicon Pharmaceuticals, Inc.	18,925	29,144
#*LifeStance Health Group, Inc.	55,378	342,236
*Ligand Pharmaceuticals, Inc.	39,640	2,770,440
*Lisata Therapeutics, Inc.	2,614	7,345
*LivaNova PLC	129,416	7,214,942
*Lyra Therapeutics, Inc.	12,752	65,800
*MacroGenics, Inc.	120,650	1,783,207
*Maravai LifeSciences Holdings, Inc., Class A	129,504	1,061,933
#*Marker Therapeutics, Inc.	4,378	17,731
#*Masimo Corp.	46,585	6,261,490
*MaxCyte, Inc.	67,185	243,882
*Medpace Holdings, Inc.	10,884	4,226,801
*MeiraGTx Holdings PLC	55,449	270,591
#*Merit Medical Systems, Inc.	200,845	14,882,614
*Merrimack Pharmaceuticals, Inc.	16,330	240,704
Mesa Laboratories, Inc.	11,819	1,253,760
*MiMedx Group, Inc.	189,072	1,164,684
*ModivCare, Inc.	31,106	730,058
*Monte Rosa Therapeutics, Inc.	15,113	80,401
#*Morphic Holding, Inc.	31,135	849,051
*Myriad Genetics, Inc.	253,916	4,969,136
National HealthCare Corp.	35,606	3,235,517
National Research Corp.	51,602	1,767,368
*Nautilus Biotechnology, Inc.	8,311	21,110
#*Neogen Corp.	148,633	1,832,645
#*NeoGenomics, Inc.	432,665	6,022,697
*NeuroBo Pharmaceuticals, Inc.	98	323
*Neurogene, Inc.	733	25,274
*Neuronetics, Inc.	16,817	56,673
*Nevro Corp.	67,432	713,431
*NextCure, Inc.	706	854
#*Nkarta, Inc.	7,645	51,069
#*Nurix Therapeutics, Inc.	114,543	1,376,807
#*Nuvalent, Inc., Class A	58,913	4,057,927
#*Olema Pharmaceuticals, Inc.	151,160	1,537,297
#*Omega Therapeutics, Inc.	3,073	6,853

21

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*OmniAb Operations, Inc. - Earnout Shares	243,272	$1,080,128
*Omnicell, Inc.	100,611	2,697,381
*Oncternal Therapeutics, Inc.	8,864	72,330
*OptimizeRx Corp.	35,401	361,090
*Option Care Health, Inc.	548,231	16,386,625
*Oramed Pharmaceuticals, Inc.	6,536	15,164
*OraSure Technologies, Inc.	161,673	855,250
*Organogenesis Holdings, Inc.	94,661	222,453
Organon & Co.	265,621	4,943,207
#*ORIC Pharmaceuticals, Inc.	26,830	236,909
#*Orthofix Medical, Inc.	10,468	136,084
*OrthoPediatrics Corp.	51,969	1,539,841
*Outset Medical, Inc.	48,008	121,460
*Ovid therapeutics, Inc.	25,585	78,034
*Owens & Minor, Inc.	184,492	4,564,332
#*Pacific Biosciences of California, Inc.	600,458	990,756
*Pacira BioSciences, Inc.	104,794	2,750,842
#*Paragon 28, Inc.	68,847	634,769
Patterson Cos., Inc.	234,851	5,981,655
*<»PDL BioPharma, Inc.	320,345	381,211
#*PDS Biotechnology Corp.	2,582	8,650
*Pediatrix Medical Group, Inc.	182,742	1,620,922
*Pennant Group, Inc. (The)	74,890	1,565,950
*Penumbra, Inc.	13,506	2,653,524
Perrigo Co. PLC	306,452	10,008,722
*Personalis, Inc.	4,390	6,453
*PetIQ, Inc.	81,699	1,333,328
Phibro Animal Health Corp., Class A	45,599	761,503
*Phreesia, Inc.	6,142	127,385
#*Pliant Therapeutics, Inc.	51,856	612,938
#*Poseida Therapeutics, Inc.	113,007	273,477
#Premier, Inc., Class A	268,593	5,608,222
*Prestige Consumer Healthcare, Inc.	176,267	12,648,920
#*Privia Health Group, Inc.	214,196	3,941,206
*Pro-Dex, Inc.	7,173	133,561
*Progyny, Inc.	200,775	6,436,846
*Protagonist Therapeutics, Inc.	87,132	2,187,885
*Prothena Corp. PLC	79,614	1,619,349
Psychemedics Corp.	63	165
*Pulmonx Corp.	86,246	656,332
*Puma Biotechnology, Inc.	109,937	557,381
#*Pyxis Oncology, Inc.	6,233	27,737
*Quanterix Corp.	99,015	1,596,122
*QuidelOrtho Corp.	131,143	5,317,849
*R1 RCM, Inc.	288,440	3,544,928
*RadNet, Inc.	221,883	10,761,325
*RAPT Therapeutics, Inc.	63,583	489,589
#*Recursion Pharmaceuticals, Inc., Class A	270,301	2,113,754
*REGENXBIO, Inc.	109,636	1,682,913
*Relay Therapeutics, Inc.	211,278	1,377,533
#*Repare Therapeutics, Inc.	18,239	56,541
*Replimune Group, Inc.	124,277	789,159
*REVOLUTION Medicines, Inc.	123,625	4,608,740
*Rocket Pharmaceuticals, Inc.	139,771	3,007,872
*Sage Therapeutics, Inc.	120,753	1,683,297
#*Sana Biotechnology, Inc.	52,896	476,064
*Savara, Inc.	6,151	28,172
#*Scholar Rock Holding Corp.	9,997	146,656

22

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*Schrodinger, Inc.	139,058	$3,390,234
#*scPharmaceuticals, Inc.	42,152	188,419
Select Medical Holdings Corp.	357,068	10,130,019
*Semler Scientific, Inc.	14,192	362,322
*Sensus Healthcare, Inc.	23,843	89,650
*Sera Prognostics, Inc., Class A	14,849	173,585
*SI-BONE, Inc.	77,222	1,101,186
#SIGA Technologies, Inc.	146,885	1,289,650
*Sight Sciences, Inc.	9,113	50,577
#Simulations Plus, Inc.	44,428	2,014,810
#*Solid Biosciences, Inc.	21,501	190,714
*Sotera Health Co.	333,959	3,740,341
#*SpringWorks Therapeutics, Inc.	122,550	5,721,859
*STAAR Surgical Co.	82,645	3,798,364
#*Stoke Therapeutics, Inc.	38,343	422,923
*Supernus Pharmaceuticals, Inc.	144,680	4,354,868
#*Surgery Partners, Inc.	296,695	7,402,540
*Surmodics, Inc.	32,736	840,988
*Sutro Biopharma, Inc.	141,528	480,488
*Tactile Systems Technology, Inc.	52,480	722,650
*Talkspace, Inc.	7,601	23,259
#*Tandem Diabetes Care, Inc.	3,477	127,571
#*Tango Therapeutics, Inc.	47,487	365,650
*Taro Pharmaceutical Industries, Ltd.	1,326	56,328
#*Tarsus Pharmaceuticals, Inc.	38,000	1,194,340
#*Teladoc Health, Inc.	366,657	4,674,877
*Tenet Healthcare Corp.	92,773	10,417,480
*Terns Pharmaceuticals, Inc.	36,586	184,759
#*Theravance Biopharma, Inc.	35,696	301,274
*Travere Therapeutics, Inc.	24,419	135,037
*Trevi Therapeutics, Inc.	8,492	24,882
*TruBridge, Inc.	29,183	230,546
#*Twist Bioscience Corp.	176,031	5,497,448
*UFP Technologies, Inc.	16,803	3,460,410
#US Physical Therapy, Inc.	33,609	3,411,650
Utah Medical Products, Inc.	9,890	654,718
*Vanda Pharmaceuticals, Inc.	125,322	596,533
*Varex Imaging Corp.	88,029	1,430,471
#*Ventyx Biosciences, Inc.	2,743	10,259
*Veracyte, Inc.	291,257	5,699,899
*Veradigm, Inc.	74,122	592,235
*Vericel Corp.	84,585	3,879,914
#*Verve Therapeutics, Inc.	94,208	566,190
*Vir Biotechnology, Inc.	154,578	1,307,730
*Viridian Therapeutics, Inc.	19,062	252,762
*Voyager Therapeutics, Inc.	64,352	503,233
*Werewolf Therapeutics, Inc.	19,866	123,964
*Xencor, Inc.	133,903	2,803,929
*Xenon Pharmaceuticals, Inc.	114,100	4,638,165
*XOMA Corp.	1,400	35,476
#*Y-mAbs Therapeutics, Inc.	54,274	825,508
#*Zentalis Pharmaceuticals, Inc.	156,698	1,733,080
#*Zevra Therapeutics, Inc.	20,097	92,044
*Zimvie, Inc.	60,638	921,698
*Zymeworks, Inc.	74,189	636,542

TOTAL HEALTH CARE		770,096,477

23

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (19.2%)
#*3D Systems Corp.	159,131	$533,089
#AAON, Inc.	185,531	17,456,612
*AAR Corp.	120,443	8,327,429
ABM Industries, Inc.	156,370	6,833,369
ACCO Brands Corp.	214,946	1,036,040
Acme United Corp.	9,554	390,854
Acuity Brands, Inc.	67,022	16,641,563
*ACV Auctions, Inc., Class A	269,092	4,695,655
*AeroVironment, Inc.	71,133	11,366,342
*AerSale Corp.	104,836	747,481
AGCO Corp.	1,751	199,947
#Air Lease Corp.	249,888	12,554,373
*Air T, Inc.	600	15,492
*Air Transport Services Group, Inc.	158,308	2,029,509
Alamo Group, Inc.	38,635	7,509,871
*Alaska Air Group, Inc.	279,493	12,023,789
Albany International Corp.	70,530	5,624,767
*Alight, Inc., Class A	646,848	5,834,569
Allegiant Travel Co.	39,838	2,173,561
Allient, Inc.	35,976	1,057,335
Allison Transmission Holdings, Inc.	168,700	12,407,885
Alta Equipment Group, Inc.	71,378	793,010
#*Ameresco, Inc., Class A	63,215	1,323,090
#*American Superconductor Corp.	88,314	1,090,678
*American Woodmark Corp.	47,590	4,382,087
*API Group Corp.	235,271	9,074,402
Apogee Enterprises, Inc.	58,934	3,640,943
Applied Industrial Technologies, Inc.	128,591	23,564,301
ARC Document Solutions, Inc.	31,791	83,928
ArcBest Corp.	57,908	6,422,576
#*Archer Aviation, Inc., Class A	7,742	30,039
Arcosa, Inc.	106,781	8,117,492
Argan, Inc.	37,465	2,257,641
Aris Water Solutions, Inc., Class A	42,276	593,132
Armstrong World Industries, Inc.	138,434	15,903,298
#*Array Technologies, Inc.	331,834	4,094,832
*ASGN, Inc.	165,526	15,964,983
Astec Industries, Inc.	66,691	2,787,684
*Astronics Corp.	64,111	1,075,141
*Astronics Corp., Class B	8,090	136,276
*Asure Software, Inc.	43,698	322,928
#Atkore, Inc.	80,043	14,031,538
Avis Budget Group, Inc.	37,116	3,542,722
*AZEK Co., Inc. (The)	305,496	13,942,837
AZZ, Inc.	53,325	3,819,670
Barnes Group, Inc.	155,325	5,392,884
Barrett Business Services, Inc.	18,610	2,261,115
*Beacon Roofing Supply, Inc.	206,605	20,356,791
BGSF, Inc.	7,037	60,307
#*Blade Air Mobility, Inc.	59,377	189,413
*Blue Bird Corp.	49,527	1,632,162
*BlueLinx Holdings, Inc.	21,830	2,394,096
Boise Cascade Co.	131,162	17,348,798
*Bowman Consulting Group, Ltd.	3,192	103,708
Brady Corp., Class A	98,117	5,788,903
*BrightView Holdings, Inc.	114,008	1,282,590
Brink’s Co. (The)	97,088	8,491,316
*Broadwind, Inc.	3,764	7,980
BWX Technologies, Inc.	133,055	12,742,677

24

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*CACI International, Inc., Class A	21,895	$8,806,826
*Cadeler A/S, ADR	25,642	477,198
Cadre Holdings, Inc.	51,227	1,708,420
*Casella Waste Systems, Inc.	142,546	12,886,158
*CBIZ, Inc.	119,606	8,513,555
*CECO Environmental Corp.	93,722	2,026,270
CH Robinson Worldwide, Inc.	32,843	2,331,853
#*Chart Industries, Inc.	26,024	3,749,017
Chicago Rivet & Machine Co.	498	7,978
*Cimpress PLC	60,494	5,158,323
Civeo Corp.	16,885	392,070
#*Clarivate PLC	785,894	5,312,643
*Clean Harbors, Inc.	36,949	6,999,988
Columbus McKinnon Corp.	72,094	2,975,319
#Comfort Systems USA, Inc.	103,363	31,981,546
*Commercial Vehicle Group, Inc.	71,831	431,704
CompX International, Inc.	2,357	74,222
#Concentrix Corp.	47,532	2,598,574
*Concrete Pumping Holdings, Inc.	31,352	208,491
*Conduent, Inc.	463,331	1,459,493
*Construction Partners, Inc., Class A	104,473	5,394,986
Copa Holdings SA, Class A	76,276	7,284,358
*Core & Main, Inc., Class A	154,703	8,736,078
Costamare, Inc.	238,563	2,857,985
Covenant Logistics Group, Inc.	27,808	1,256,644
CRA International, Inc.	19,004	2,757,290
Crane Co.	68,475	9,587,185
CSG Systems International, Inc.	78,681	3,716,890
CSW Industrials, Inc.	34,119	8,107,357
Curtiss-Wright Corp.	13,843	3,508,093
*Custom Truck One Source, Inc.	200,610	1,001,044
#Deluxe Corp.	95,611	1,888,317
*Distribution Solutions Group, Inc.	53,076	1,749,916
*DLH Holdings Corp.	8,339	88,560
*DNOW, Inc.	236,934	3,343,139
Donaldson Co., Inc.	6,715	484,823
Douglas Dynamics, Inc.	50,722	1,148,346
*Driven Brands Holdings, Inc.	156,158	2,237,744
*Ducommun, Inc.	35,182	1,902,994
Dun & Bradstreet Holdings, Inc.	624,506	5,683,005
*DXP Enterprises, Inc.	43,207	2,106,773
*Dycom Industries, Inc.	68,080	9,532,562
Eastern Co. (The)	10,504	333,922
Encore Wire Corp.	40,178	11,224,126
*Energy Recovery, Inc.	123,512	1,840,329
Enerpac Tool Group Corp.	144,437	5,146,290
EnerSys	137,062	12,397,258
Ennis, Inc.	67,300	1,339,270
Enpro, Inc.	54,085	8,119,781
*Enviri Corp.	136,675	1,063,331
Esab Corp.	87,285	9,241,736
ESCO Technologies, Inc.	57,304	5,813,491
Espey Mfg. & Electronics Corp.	2,550	64,515
EVI Industries, Inc.	1,387	28,461
*ExlService Holdings, Inc.	455,746	13,216,634
Exponent, Inc.	154,576	14,207,080
Federal Signal Corp.	194,530	15,815,289
#First Advantage Corp.	342,065	5,575,659

25

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Flowserve Corp.	220,790	$10,412,456
*Fluence Energy, Inc.	108,468	1,935,069
*Fluor Corp.	250,703	10,110,852
*Forrester Research, Inc.	42,223	768,036
#Forward Air Corp.	22,947	505,293
*Franklin Covey Co.	37,391	1,456,006
Franklin Electric Co., Inc.	157,686	15,180,431
*FreightCar America, Inc.	11,293	39,413
#*Frontier Group Holdings, Inc.	109,402	660,788
FTAI Infrastructure, Inc.	111,698	808,694
*FTI Consulting, Inc.	99,594	21,296,185
*Gates Industrial Corp. PLC	566,180	9,976,092
GATX Corp.	127,533	15,604,938
#Genco Shipping & Trading, Ltd.	119,637	2,553,054
*Gencor Industries, Inc.	31,800	539,646
*Generac Holdings, Inc.	49,407	6,717,376
Genpact, Ltd.	206,212	6,338,957
*Gibraltar Industries, Inc.	81,477	5,822,346
Global Industrial Co.	76,200	2,934,462
*GMS, Inc.	87,558	8,100,866
Gorman-Rupp Co. (The)	52,341	1,736,151
GrafTech International, Ltd.	45,399	78,086
*Graham Corp.	23,806	662,759
#Granite Construction, Inc.	145,020	8,048,610
*Great Lakes Dredge & Dock Corp.	166,996	1,102,174
#Greenbrier Cos., Inc. (The)	86,340	4,264,333
Griffon Corp.	116,024	7,601,892
*GXO Logistics, Inc.	167,567	8,321,377
H&E Equipment Services, Inc.	83,844	4,048,827
#*Hawaiian Holdings, Inc.	82,195	1,043,876
#*Hayward Holdings, Inc.	513,456	6,972,732
*Healthcare Services Group, Inc.	161,553	1,715,693
Heartland Express, Inc.	158,131	1,571,822
Heidrick & Struggles International, Inc.	56,562	1,667,448
Helios Technologies, Inc.	65,421	2,950,487
Herc Holdings, Inc.	71,765	10,264,548
#*Hertz Global Holdings, Inc.	282,126	1,283,673
Hexcel Corp.	169,675	10,894,832
Hillenbrand, Inc.	161,768	7,719,569
*Hillman Solutions Corp.	379,487	3,627,896
HireQuest, Inc.	1,156	14,820
HNI Corp.	106,899	4,484,413
Hub Group, Inc., Class A	159,563	6,417,624
*Hudson Global, Inc.	1,936	31,460
*Hudson Technologies, Inc.	124,806	1,238,076
Hurco Cos., Inc.	18,525	335,302
*Huron Consulting Group, Inc.	57,806	5,389,831
Hyster-Yale Materials Handling, Inc.	38,788	2,271,813
*IBEX Holdings, Ltd.	26,880	352,128
ICF International, Inc.	45,872	6,618,871
*IES Holdings, Inc.	43,656	5,898,799
#*Innodata, Inc.	9,654	56,379
*Innovative Solutions and Support, Inc.	30,652	198,625
Insperity, Inc.	124,093	12,772,892
Insteel Industries, Inc.	49,416	1,586,254
Interface, Inc.	150,217	2,296,818
ITT, Inc.	6,667	862,310
*Janus International Group, Inc.	322,906	4,653,075

26

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*JELD-WEN Holding, Inc.	177,011	$3,628,725
#*JetBlue Airways Corp.	799,546	4,541,421
John Bean Technologies Corp.	91,425	8,145,053
Kadant, Inc.	26,380	7,222,580
Karat Packaging, Inc.	18,085	490,103
KBR, Inc.	130,002	8,442,330
Kelly Services, Inc., Class A	78,840	1,808,590
Kennametal, Inc.	334,243	7,864,738
#Kforce, Inc.	47,331	2,923,163
*Kirby Corp.	129,237	14,103,634
Knight-Swift Transportation Holdings, Inc.	186,137	8,605,113
Korn Ferry	128,704	7,814,907
*Kratos Defense & Security Solutions, Inc.	416,222	7,417,076
*L B Foster Co., Class A	26,605	618,566
Landstar System, Inc.	44,650	7,787,406
*Legalzoom.com, Inc.	219,589	2,624,089
*Leonardo DRS, Inc.	38,365	825,615
#*Limbach Holdings, Inc.	30,948	1,402,873
Lindsay Corp.	24,017	2,789,575
*Liquidity Services, Inc.	95,086	1,641,184
LSI Industries, Inc.	81,171	1,185,097
Luxfer Holdings PLC	38,982	375,397
*Manitex International, Inc.	28,311	147,500
*Manitowoc Co., Inc. (The)	98,628	1,193,399
ManpowerGroup, Inc.	151,780	11,451,801
Marten Transport, Ltd.	246,503	4,170,831
*Masonite International Corp.	63,458	8,411,358
*MasTec, Inc.	88,960	7,889,862
*Mastech Digital, Inc.	1,100	9,768
*Masterbrand, Inc.	314,782	5,247,416
*Matrix Service Co.	107,272	1,207,883
Matson, Inc.	125,377	13,513,133
Matthews International Corp., Class A	66,145	1,784,592
Maximus, Inc.	83,513	6,704,424
*Mayville Engineering Co., Inc.	17,661	243,015
#McGrath RentCorp	50,052	5,338,546
MDU Resources Group, Inc.	316,405	7,815,203
*Mercury Systems, Inc.	161,194	4,545,671
*Middleby Corp. (The)	62,693	8,712,446
Miller Industries, Inc.	27,715	1,349,998
MillerKnoll, Inc.	263,100	6,690,633
*Mistras Group, Inc.	59,047	516,661
*Montrose Environmental Group, Inc.	46,016	1,998,015
Moog, Inc., Class A	60,239	9,582,218
*MRC Global, Inc.	206,637	2,320,533
MSA Safety, Inc.	128,706	23,218,562
MSC Industrial Direct Co., Inc.	63,083	5,755,693
Mueller Industries, Inc.	254,542	14,208,534
Mueller Water Products, Inc., Class A	567,752	8,993,192
*MYR Group, Inc.	52,344	8,702,190
National Presto Industries, Inc.	15,364	1,259,694
*NEXTracker, Inc., Class A	95,405	4,082,380
NL Industries, Inc.	4,156	34,121
*Northwest Pipe Co.	28,267	894,651
*NV5 Global, Inc.	36,333	3,387,689
#Omega Flex, Inc.	20,689	1,370,853
*OPENLANE, Inc.	529,803	9,102,016
*Orion Group Holdings, Inc.	76,057	540,765

27

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Oshkosh Corp.	126,481	$14,200,022
*PAM Transportation Services, Inc.	46,723	800,365
Pangaea Logistics Solutions, Ltd.	62,023	446,566
Park Aerospace Corp.	47,306	675,057
Park-Ohio Holdings Corp.	34,781	887,959
*Parsons Corp.	93,278	7,323,256
#*Paycor HCM, Inc.	263,558	4,578,002
*Performant Financial Corp.	40,914	108,831
*Perma-Fix Environmental Services, Inc.	1,298	14,862
*Perma-Pipe International Holdings, Inc.	1,287	11,068
*Pioneer Power Solutions, Inc.	9,962	37,856
#Pitney Bowes, Inc.	81,205	345,933
#*Planet Labs PBC	118,951	201,027
#*Plug Power, Inc.	38,944	89,961
#Powell Industries, Inc.	26,014	3,720,002
Preformed Line Products Co.	10,262	1,242,010
Primoris Services Corp.	130,144	6,064,710
*Proto Labs, Inc.	61,983	1,889,242
Quad/Graphics, Inc.	100,913	453,099
Quanex Building Products Corp.	88,086	2,926,217
*Quest Resource Holding Corp.	6,899	69,956
*Radiant Logistics, Inc.	112,692	556,698
#*RBC Bearings, Inc.	33,862	8,280,952
*RCM Technologies, Inc.	23,426	443,923
*Resideo Technologies, Inc.	345,062	6,739,061
Resources Connection, Inc.	93,922	1,037,838
REV Group, Inc.	126,127	2,757,136
#Robert Half, Inc.	36,125	2,497,682
#*Rocket Lab USA, Inc.	1,075,974	4,045,662
#Rush Enterprises, Inc., Class A	144,767	6,358,167
Rush Enterprises, Inc., Class B	40,469	1,655,587
*RXO, Inc.	307,007	5,805,502
Ryder System, Inc.	49,720	6,058,382
Schneider National, Inc., Class B	204,008	4,218,885
Science Applications International Corp.	127,943	16,466,264
Sensata Technologies Holding PLC	229,885	8,806,894
*Servotronics, Inc.	941	12,233
#*Shoals Technologies Group, Inc., Class A	267,321	2,258,862
Shyft Group, Inc. (The)	70,952	771,958
*SIFCO Industries, Inc.	4,994	15,701
Simpson Manufacturing Co., Inc.	71,715	12,470,521
#*SiteOne Landscape Supply, Inc.	52,376	8,217,271
*SkyWest, Inc.	128,054	9,351,784
*SP Plus Corp.	51,275	2,618,101
#Spirit Airlines, Inc.	237,366	837,902
*SPX Technologies, Inc.	99,681	12,142,143
Standex International Corp.	30,241	5,228,064
Star Bulk Carriers Corp.	68,009	1,653,979
Steelcase, Inc., Class A	234,818	2,824,861
#*Stericycle, Inc.	258,303	11,553,893
*Sterling Check Corp.	107,628	1,628,412
*Sterling Infrastructure, Inc.	151,430	15,385,288
*Sun Country Airlines Holdings, Inc.	116,135	1,545,757
#*Sunrun, Inc.	481,084	4,950,354
*TaskUS, Inc., Class A	28,333	324,696
*Taylor Devices, Inc.	531	26,359
Tecnoglass, Inc.	95,756	5,319,246
Tennant Co.	42,037	4,896,470

28

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Terex Corp.	203,641	$11,414,078
Tetra Tech, Inc.	11,291	2,198,584
*Thermon Group Holdings, Inc.	74,216	2,369,717
Timken Co. (The)	241,801	21,573,485
*Titan International, Inc.	161,259	1,777,074
*Titan Machinery, Inc.	61,483	1,368,612
*Transcat, Inc.	19,826	2,128,718
#*Trex Co., Inc.	98,868	8,754,761
#TriNet Group, Inc.	97,452	9,781,257
Trinity Industries, Inc.	331,241	8,618,891
*Triumph Group, Inc.	182,334	2,435,982
*TrueBlue, Inc.	86,247	898,694
TTEC Holdings, Inc.	89,739	653,300
*Tutor Perini Corp.	136,044	2,262,412
#Twin Disc, Inc.	29,515	474,601
UFP Industries, Inc.	215,181	24,250,899
*Ultralife Corp.	40,192	470,246
UniFirst Corp.	35,166	5,631,132
Universal Logistics Holdings, Inc.	38,490	1,719,733
*Upwork, Inc.	301,143	3,523,373
*V2X, Inc.	36,565	1,776,328
Valmont Industries, Inc.	27,591	5,650,637
*Verra Mobility Corp.	322,075	7,594,528
Vestis Corp.	65,030	1,197,853
*Viad Corp.	47,112	1,624,422
*Vicor Corp.	57,687	1,867,905
Virco Mfg. Corp.	10,939	116,719
*VirTra, Inc.	24,210	381,550
VSE Corp.	32,655	2,549,376
Wabash National Corp.	176,152	4,070,873
Watts Water Technologies, Inc., Class A	59,660	11,840,124
#Werner Enterprises, Inc.	189,913	6,495,025
WESCO International, Inc.	53,953	8,241,321
*Willdan Group, Inc.	22,780	642,168
*Willis Lease Finance Corp.	11,646	566,112
#*WillScot Mobile Mini Holdings Corp.	43,674	1,614,191
Woodward, Inc.	54,114	8,785,949
#*Xometry, Inc., Class A	84,609	1,511,963
*XPO, Inc.	38,261	4,111,527
#Zurn Elkay Water Solutions Corp.	200,091	6,258,846

TOTAL INDUSTRIALS		1,604,929,580

INFORMATION TECHNOLOGY — (11.3%)
*8x8, Inc.	226,697	501,000
*908 Devices, Inc.	6,873	39,176
A10 Networks, Inc.	185,736	2,425,712
*ACI Worldwide, Inc.	257,125	8,767,963
#Adeia, Inc.	231,697	2,279,898
ADTRAN Holdings, Inc.	33,006	144,566
Advanced Energy Industries, Inc.	131,993	12,650,209
#*Aehr Test Systems	61,983	742,556
*Agilysys, Inc.	82,131	6,820,980
*Airgain, Inc.	13,305	69,718
*Alarm.com Holdings, Inc.	111,718	7,429,247
*Alithya Group, Inc., Class A	14,711	22,361
*Alkami Technology, Inc.	199,265	4,796,309
#*Allegro MicroSystems, Inc.	201,944	5,995,717
*Alpha & Omega Semiconductor, Ltd.	75,724	1,656,084
#*Altair Engineering, Inc., Class A	69,381	5,581,701

29

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Ambarella, Inc.	88,540	$4,070,184
American Software, Inc., Class A	84,461	853,901
Amkor Technology, Inc.	581,890	18,824,142
*Amplitude, Inc., Class A	4,972	48,676
*Amtech Systems, Inc.	30,142	145,284
*Appfolio, Inc., Class A	11,080	2,512,722
#*Applied Optoelectronics, Inc.	84,123	828,612
*Arlo Technologies, Inc.	43,143	534,110
*Arrow Electronics, Inc.	60,756	7,756,719
*AstroNova, Inc.	9,224	159,298
*Astrotech Corp.	4,221	38,622
#*Aurora Innovation, Inc.	1,876,683	5,207,795
#*AvePoint, Inc.	331,580	2,576,377
*Aviat Networks, Inc.	27,649	924,859
Avnet, Inc.	224,018	10,947,760
*Aware, Inc.	27,970	54,821
*Axcelis Technologies, Inc.	94,143	9,745,683
*AXT, Inc.	51,420	154,260
Badger Meter, Inc.	78,405	14,341,843
Bel Fuse, Inc., Class A	890	62,300
Bel Fuse, Inc., Class B	28,459	1,671,112
Belden, Inc.	107,766	8,758,143
Benchmark Electronics, Inc.	118,980	3,594,386
*BILL Holdings, Inc.	180,590	11,261,592
*BK Technologies Corp.	3,154	44,335
*Blackbaud, Inc.	139,177	10,844,672
*BlackLine, Inc.	72,992	4,237,186
#*Box, Inc., Class A	439,314	11,430,950
#*Brightcove, Inc.	25,019	44,534
#*C3.ai, Inc., Class A	1,598	36,003
*Calix, Inc.	175,541	4,867,752
*Cambium Networks Corp.	52,076	176,538
*CCC Intelligent Solutions Holdings, Inc.	454,432	5,098,727
#*Cerence, Inc.	90,636	825,694
*CEVA, Inc.	52,206	1,058,216
*Ciena Corp.	249,040	11,513,119
*Cirrus Logic, Inc.	181,916	16,112,300
#*Cleanspark, Inc.	510,478	8,361,630
#Clear Secure, Inc., Class A	25,800	450,726
#*Clearfield, Inc.	3,728	112,287
Climb Global Solutions, Inc.	11,011	709,769
#Cognex Corp.	161,618	6,713,612
*Cognyte Software, Ltd.	2,563	17,480
*Coherent Corp.	151,921	8,299,444
*Cohu, Inc.	140,608	4,263,235
*CommVault Systems, Inc.	86,306	8,843,776
#*Comtech Telecommunications Corp.	56,687	106,572
*Consensus Cloud Solutions, Inc.	37,549	437,070
*Corsair Gaming, Inc.	226,630	2,515,593
*Couchbase, Inc.	2,421	58,443
*CPI Card Group, Inc.	3,897	67,223
#Crane NXT Co.	127,475	7,751,755
*Credo Technology Group Holding, Ltd.	378,722	6,767,762
*Crexendo, Inc.	5,332	21,755
*CS Disco, Inc.	90,332	682,007
CSP, Inc.	5,576	72,878
CTS Corp.	73,347	3,355,625
*Daktronics, Inc.	128,286	1,212,303

30

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Diebold Nixdorf, Inc.	49,191	$1,557,387
*Digi International, Inc.	80,846	2,478,738
*Digital Turbine, Inc.	51,851	99,035
#*DigitalOcean Holdings, Inc.	170,448	5,600,921
*Diodes, Inc.	137,813	10,061,727
Dolby Laboratories, Inc., Class A	18,149	1,409,451
*DoubleVerify Holdings, Inc.	284,659	8,340,509
*Dropbox, Inc., Class A	131,876	3,054,248
*DXC Technology Co.	450,818	8,786,443
*E2open Parent Holdings, Inc.	662,600	3,213,610
#*Eastman Kodak Co.	38,691	174,110
*eGain Corp.	77,541	481,530
*Enfusion, Inc., Class A	38,897	362,131
*Envestnet, Inc.	122,632	7,611,768
*ePlus, Inc.	87,446	6,722,848
*Everbridge, Inc.	22,617	785,941
#*EverCommerce, Inc.	53,036	477,324
*Everspin Technologies, Inc.	52,674	390,841
*Extreme Networks, Inc.	279,856	3,134,387
*Fabrinet	142,681	24,693,801
*FARO Technologies, Inc.	48,047	900,881
#*Fastly, Inc., Class A	398,159	5,036,711
*Five9, Inc.	82,893	4,772,150
*FormFactor, Inc.	196,291	8,752,616
*Frequency Electronics, Inc.	17,915	171,984
*Freshworks, Inc., Class A	351,531	6,274,828
*Globant SA	6,225	1,111,723
*Grid Dynamics Holdings, Inc.	159,170	1,555,091
#*GSI Technology, Inc.	48,500	190,605
*Guidewire Software, Inc.	29,387	3,244,325
Hackett Group, Inc. (The)	75,344	1,634,211
*Harmonic, Inc.	310,808	3,338,078
#*HashiCorp, Inc., Class A	145,522	4,723,644
*Ichor Holdings, Ltd.	81,877	3,175,190
*Identiv, Inc.	15,894	80,106
Immersion Corp.	76,373	555,232
#*indie Semiconductor, Inc., Class A	63,306	355,780
#*Infinera Corp.	377,069	1,817,473
*Informatica, Inc., Class A	13,002	402,672
Information Services Group, Inc.	107,639	362,743
#*Insight Enterprises, Inc.	105,753	19,307,325
#*Instructure Holdings, Inc.	29,642	567,051
*Intapp, Inc.	125,161	3,869,978
#InterDigital, Inc.	87,144	8,603,727
*inTEST Corp.	25,909	291,994
*Intevac, Inc.	62,748	265,424
#*IonQ, Inc.	64,030	547,456
*IPG Photonics Corp.	102,413	8,600,644
*Issuer Direct Corp.	3,804	44,031
*Iteris, Inc.	95,671	428,606
*Itron, Inc.	123,519	11,378,570
*Jamf Holding Corp.	304,647	5,931,477
*JFrog, Ltd.	233,740	9,321,551
*Key Tronic Corp.	24,700	106,704
*Kimball Electronics, Inc.	59,762	1,250,819
*Knowles Corp.	298,397	4,723,625
#Kulicke & Soffa Industries, Inc.	138,114	6,391,916
*KVH Industries, Inc.	37,288	178,982

31

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Kyndryl Holdings, Inc.	646,835	$12,716,776
*Lantronix, Inc.	83,386	313,531
Littelfuse, Inc.	31,143	7,182,822
*LiveRamp Holdings, Inc.	236,516	7,594,529
#*Lumentum Holdings, Inc.	146,135	6,394,868
#*Luna Innovations, Inc.	76,759	158,124
*MACOM Technology Solutions Holdings, Inc.	105,833	10,789,674
*Magnachip Semiconductor Corp.	86,954	436,509
#*Marathon Digital Holdings, Inc.	280,296	4,501,554
#*Matterport, Inc.	500,355	2,301,633
*MaxLinear, Inc.	168,754	3,508,396
*MeridianLink, Inc.	96,159	1,603,932
Methode Electronics, Inc.	75,840	924,490
*Mirion Technologies, Inc.	523,437	5,689,760
*Mitek Systems, Inc.	127,653	1,612,257
MKS Instruments, Inc.	46,430	5,524,241
#*Model N, Inc.	65,791	1,950,703
*N-able, Inc.	448,073	5,493,375
#Napco Security Technologies, Inc.	88,389	3,597,432
#*Navitas Semiconductor Corp.	392,713	1,700,447
*nCino, Inc.	253,947	7,405,095
*NCR Voyix Corp.	306,358	3,752,886
*NETGEAR, Inc.	79,438	1,174,094
*NetScout Systems, Inc.	241,361	4,648,613
*NetSol Technologies, Inc.	2,874	7,242
Network-1 Technologies, Inc.	10,978	20,748
*nLight, Inc.	103,603	1,180,038
#*Novanta, Inc.	114,400	17,903,600
NVE Corp.	12,905	1,050,467
*Olo, Inc., Class A	237,729	1,141,099
ON24, Inc.	90,671	597,522
*OneSpan, Inc.	82,789	895,777
*Onto Innovation, Inc.	147,820	27,419,132
*Optical Cable Corp.	3,533	9,892
*OSI Systems, Inc.	70,318	9,242,598
#*PAR Technology Corp.	63,407	2,680,848
PC Connection, Inc.	66,996	4,151,742
*PDF Solutions, Inc.	83,947	2,525,126
Pegasystems, Inc.	23,876	1,418,712
*Perficient, Inc.	116,002	5,482,255
*Photronics, Inc.	155,129	4,252,086
*Plexus Corp.	68,661	6,935,448
#Power Integrations, Inc.	170,561	11,379,830
*Powerfleet, Inc.	17,027	81,559
#*PowerSchool Holdings, Inc.	262,167	4,540,732
Progress Software Corp.	141,723	7,060,640
*Q2 Holdings, Inc.	139,666	7,177,436
*Qualys, Inc.	84,016	13,771,063
*Rambus, Inc.	318,425	17,456,058
*Red Violet, Inc.	9,498	159,376
*RF Industries, Ltd.	18,031	51,839
*Ribbon Communications, Inc.	369,734	1,172,057
Richardson Electronics, Ltd.	30,848	324,829
#*Rimini Street, Inc.	148,737	395,640
#*Riot Platforms, Inc.	629,020	6,359,392
*Rogers Corp.	41,103	4,894,956
*Sanmina Corp.	179,911	10,915,200
Sapiens International Corp. NV	99,635	3,068,758

32

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#*ScanSource, Inc.	106,899	$4,449,136
*SecureWorks Corp., Class A	13,605	82,854
*SEMrush Holdings, Inc., Class A	105,608	1,292,642
*Semtech Corp.	60,569	2,278,606
*SentinelOne, Inc., Class A	313,919	6,633,108
*Silicon Laboratories, Inc.	103,579	12,583,813
*SiTime Corp.	50,142	4,468,655
#*SkyWater Technology, Inc.	20,414	209,448
#*SMART Global Holdings, Inc.	113,788	2,078,907
#*SmartRent, Inc.	399,357	926,508
*Smartsheet, Inc., Class A	63,989	2,420,704
SolarWinds Corp.	341,222	3,760,266
*SoundThinking, Inc.	15,702	209,779
*Sprinklr, Inc., Class A	321,803	3,761,877
*SPS Commerce, Inc.	110,719	19,250,713
*Squarespace, Inc., Class A	23,105	805,440
*Stratasys, Ltd.	137,769	1,339,115
*Synaptics, Inc.	99,985	8,994,651
*Telos Corp.	89,312	307,233
*Teradata Corp.	193,428	7,176,179
#*Terawulf, Inc.	11,241	24,393
#*Thoughtworks Holding, Inc.	179,181	415,700
*TransAct Technologies, Inc.	22,741	121,664
*TSR, Inc.	27	211
*TTM Technologies, Inc.	268,286	4,005,510
*Turtle Beach Corp.	49,979	704,704
*Ultra Clean Holdings, Inc.	128,831	5,389,001
*Unisys Corp.	150,144	815,282
Universal Display Corp.	52,354	8,270,885
*Upland Software, Inc.	50,737	109,592
*Varonis Systems, Inc.	175,373	7,672,569
#*Veeco Instruments, Inc.	159,490	5,636,377
*Verint Systems, Inc.	136,657	4,137,974
*Vertex, Inc., Class A	85,807	2,499,558
*Viant Technology, Inc., Class A	33,475	294,245
#*Viasat, Inc.	93,742	1,491,435
*Viavi Solutions, Inc.	537,705	4,247,869
Vishay Intertechnology, Inc.	315,708	7,305,483
*Vishay Precision Group, Inc.	35,155	1,160,115
Vontier Corp.	225,817	9,174,945
#*Wolfspeed, Inc.	32,366	874,853
Xerox Holdings Corp.	491,903	6,537,391
*Xperi, Inc.	99,441	1,045,125
*Yext, Inc.	276,799	1,519,627

TOTAL INFORMATION TECHNOLOGY		944,993,622

MATERIALS — (6.0%)
AdvanSix, Inc.	58,857	1,486,728
Alcoa Corp.	277,227	9,741,757
#Alpha Metallurgical Resources, Inc.	48,206	15,769,147
*Alto Ingredients, Inc.	191,464	361,867
American Vanguard Corp.	58,802	669,755
#*Arcadium Lithium PLC	712,079	3,133,148
Arch Resources, Inc.	50,648	8,041,889
Ardagh Metal Packaging SA	166,384	657,217
*Arq, Inc.	4,401	34,152
*Ascent Industries Co.	13,209	135,656
Ashland, Inc.	155,648	14,837,924
#*Aspen Aerogels, Inc.	171,322	2,682,902

33

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
#*ATI, Inc.	271,374	$16,201,028
Avient Corp.	266,381	11,299,882
*Axalta Coating Systems, Ltd.	331,065	10,408,684
Balchem Corp.	99,199	14,024,755
Berry Global Group, Inc.	149,620	8,474,477
*Bioceres Crop Solutions Corp.	2,022	23,860
Cabot Corp.	167,379	15,269,986
Caledonia Mining Corp. PLC	7,792	76,440
Carpenter Technology Corp.	118,445	10,150,736
*Century Aluminum Co.	252,646	4,383,408
Chemours Co. (The)	255,151	6,825,289
*Clearwater Paper Corp.	42,880	1,931,315
*Cleveland-Cliffs, Inc.	51,538	870,992
*Coeur Mining, Inc.	837,478	3,785,401
Commercial Metals Co.	387,900	20,845,746
#Compass Minerals International, Inc.	79,515	989,962
*Core Molding Technologies, Inc.	24,525	441,940
*Dakota Gold Corp.	39,163	104,174
Eagle Materials, Inc.	68,721	17,229,042
*Ecovyst, Inc.	261,806	2,468,831
Element Solutions, Inc.	802,541	18,562,773
Ferroglobe PLC	209,173	1,098,158
FMC Corp.	2,112	124,629
Fortitude Gold Corp.	33,389	163,606
Friedman Industries, Inc.	12,180	236,657
*Gatos Silver, Inc.	58,937	564,027
#*Glatfelter Corp.	31,729	45,372
Graphic Packaging Holding Co.	291,956	7,547,063
Greif, Inc., Class A	62,941	3,857,024
Greif, Inc., Class B	17,972	1,122,891
Hawkins, Inc.	57,202	4,334,196
Haynes International, Inc.	13,008	782,431
HB Fuller Co.	202,283	15,112,563
Hecla Mining Co.	1,429,092	6,759,605
Huntsman Corp.	399,077	9,521,977
*Idaho Strategic Resources, Inc.	1,327	11,295
*Ingevity Corp.	73,366	3,751,937
Innospec, Inc.	57,287	6,874,440
*Intrepid Potash, Inc.	33,929	682,651
Kaiser Aluminum Corp.	35,923	3,250,672
*Knife River Corp.	140,055	10,950,920
Koppers Holdings, Inc.	51,789	2,655,740
#Kronos Worldwide, Inc.	158,920	1,819,634
Louisiana-Pacific Corp.	245,487	17,967,194
*LSB Industries, Inc.	158,347	1,472,627
Materion Corp.	69,168	7,950,170
Mativ Holdings, Inc.	130,940	2,390,964
Mercer International, Inc.	174,320	1,765,862
*Metallus, Inc.	116,364	2,392,444
Minerals Technologies, Inc.	134,761	9,822,729
#*MP Materials Corp.	346,939	5,551,024
Myers Industries, Inc.	103,143	2,258,832
NewMarket Corp.	12,481	6,576,488
*Nexa Resources SA	4,298	31,332
Northern Technologies International Corp.	19,231	340,389
*O-I Glass, Inc.	349,843	5,233,651
Olin Corp.	136,311	7,126,339
Olympic Steel, Inc.	27,332	1,737,495

34

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Orion SA	127,438	$3,015,183
Pactiv Evergreen, Inc.	178,941	2,727,061
*Perimeter Solutions SA	65,004	455,028
#*Piedmont Lithium, Inc.	32,416	397,096
#*PureCycle Technologies, Inc.	10,476	48,923
Quaker Chemical Corp.	26,377	4,920,102
Radius Recycling, Inc.	85,200	1,484,184
#Ramaco Resources, Inc., Class A	102,575	1,608,376
Ramaco Resources, Inc., Class B	8,361	92,891
*Ranpak Holdings Corp.	97,765	707,819
*Rayonier Advanced Materials, Inc.	156,828	584,968
Royal Gold, Inc.	41,163	4,944,911
Ryerson Holding Corp.	90,129	2,573,183
Sealed Air Corp.	167,420	5,270,382
Sensient Technologies Corp.	99,544	7,288,612
Silgan Holdings, Inc.	267,334	12,473,804
*Smith-Midland Corp.	4,231	151,131
Sonoco Products Co.	149,990	8,406,939
Stepan Co.	79,446	6,593,224
*Summit Materials, Inc., Class A	360,840	14,036,676
SunCoke Energy, Inc.	233,015	2,402,385
Sylvamo Corp.	131,432	8,214,500
Tredegar Corp.	75,088	479,061
TriMas Corp.	95,315	2,477,237
#Tronox Holdings PLC	545,691	9,271,290
United States Lime & Minerals, Inc.	13,907	4,311,170
#United States Steel Corp.	215,514	7,866,261
*Universal Stainless & Alloy Products, Inc.	18,858	493,137
Warrior Met Coal, Inc.	89,570	6,122,109
Worthington Steel, Inc.	144,149	4,438,348

TOTAL MATERIALS		499,661,882

REAL ESTATE — (0.7%)
*AMREP Corp.	3,261	66,146
*Anywhere Real Estate, Inc.	288,946	1,404,278
*CKX Lands, Inc.	702	9,863
*Compass, Inc., Class A	736,533	2,320,079
*Cushman & Wakefield PLC	509,754	4,919,126
#DigitalBridge Group, Inc.	365,607	6,010,579
Douglas Elliman, Inc.	55,898	76,021
#eXp World Holdings, Inc.	1,367	13,615
*Five Point Holdings LLC, Class A	61,554	174,813
*Forestar Group, Inc.	100,081	3,101,510
*FRP Holdings, Inc.	44,384	1,345,279
*Howard Hughes Holdings, Inc.	111,761	7,282,347
*Jones Lang LaSalle, Inc.	23,224	4,196,577
Kennedy-Wilson Holdings, Inc.	321,218	2,759,263
Marcus & Millichap, Inc.	85,101	2,695,149
*Maui Land & Pineapple Co., Inc.	33,110	644,983
Newmark Group, Inc., Class A	371,897	3,559,054
#*Opendoor Technologies, Inc.	1,488,977	2,963,064
#*Rafael Holdings, Inc., Class B	27,736	44,100
RE/MAX Holdings, Inc.	36,713	257,725
RMR Group, Inc. (The), Class A	38,632	916,351
St. Joe Co. (The)	127,062	7,267,947
*Stratus Properties, Inc.	17,084	387,465
*Tejon Ranch Co.	59,880	1,004,787

TOTAL REAL ESTATE		53,420,121

35

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
UTILITIES — (2.4%)
ALLETE, Inc.	169,088	$10,013,391
#*Altus Power, Inc.	225,409	827,251
American States Water Co.	82,291	5,829,494
Artesian Resources Corp., Class A	21,896	765,922
Avista Corp.	166,138	5,977,645
Black Hills Corp.	207,136	11,371,766
Brookfield Renewable Corp., Class A	1,493	34,697
*Cadiz, Inc.	3,432	7,825
#California Water Service Group	138,897	6,822,621
Chesapeake Utilities Corp.	69,049	7,310,218
Clearway Energy, Inc., Class A	51,064	1,108,599
Clearway Energy, Inc., Class C	148,435	3,470,410
Consolidated Water Co., Ltd.	41,063	1,045,053
Genie Energy, Ltd., Class B	60,504	925,106
Global Water Resources, Inc.	6,664	81,567
Hawaiian Electric Industries, Inc.	153,496	1,511,936
#IDACORP, Inc.	124,199	11,771,581
#MGE Energy, Inc.	73,024	5,719,240
Middlesex Water Co.	38,640	1,959,821
*Montauk Renewables, Inc.	89,237	321,253
National Fuel Gas Co.	139,687	7,417,380
New Jersey Resources Corp.	293,535	12,824,544
#Northwest Natural Holding Co.	84,153	3,210,437
#Northwestern Energy Group, Inc.	123,936	6,251,332
OGE Energy Corp.	221,640	7,679,826
#ONE Gas, Inc.	124,006	8,000,867
#Ormat Technologies, Inc.	168,502	10,755,483
#Otter Tail Corp.	106,964	9,130,447
#Pinnacle West Capital Corp.	15,270	1,124,636
PNM Resources, Inc.	218,331	8,091,347
Portland General Electric Co.	256,315	11,080,498
*Pure Cycle Corp.	53,646	511,783
RGC Resources, Inc.	20,468	422,050
SJW Group	95,212	5,184,293
Southwest Gas Holdings, Inc.	157,981	11,788,542
#Spire, Inc.	117,358	7,251,551
#*Sunnova Energy International, Inc.	241,238	1,015,612
UGI Corp.	198,301	5,068,574
Unitil Corp.	47,841	2,437,021
York Water Co. (The)	38,764	1,376,510

TOTAL UTILITIES		197,498,129

TOTAL COMMON STOCKS		7,595,326,172

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., Series A	6,559	145,872

INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	40,491	1,068,558

TOTAL PREFERRED STOCKS		1,214,430

36

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
*»Mirati Therapeutics	92,961	$48,804

HEALTH CARE — (0.0%)
*<»Achillion Pharmaceuticals	327,308	327,308
#*»Albireo Pharma, Inc. 3/2/2026	32,677	182,991
*Cassava Sciences, Inc. 11/15/2024	1,476	399
*<»Chinook Therapeutics, Inc.	13,304	6,519
*<»Chinook Therapeutics, Inc.	127,805	159,756
*<»OmniAb Operations, Inc.	9,244	—
*<»OmniAb Operations, Inc.	9,244	—
*»Opiant Pharma, Inc. 1/1/2026	8,607	—
*»Xeris Biopharma Holdings, Inc. 10/6/2049	49,892	13,471
*»XOMA Corp. 5/2/2024	25,604	1,590

TOTAL HEALTH CARE		692,034

MATERIALS — (0.0%)
*»Resolute Forest Products, Inc.	164,883	234,134

TOTAL RIGHTS/WARRANTS		974,972

TOTAL INVESTMENTS SECURITIES — (91.0%) (Cost $5,915,856,788)		7,597,515,574

SECURITIES LENDING COLLATERAL — (9.0%)
@§The DFA Short Term Investment Fund	64,756,309	749,100,986

TOTAL INVESTMENTS — (100.0%) (Cost $6,664,957,774)		$8,346,616,560

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2024
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$186,344,526	$—	$—	$186,344,526
Consumer Discretionary	1,102,433,763	—	—	1,102,433,763
Consumer Staples	295,485,153	—	—	295,485,153
Energy	495,766,514	—	—	495,766,514
Financials	1,444,696,329	76	—	1,444,696,405
Health Care	769,715,266	—	381,211	770,096,477
Industrials	1,604,929,580	—	—	1,604,929,580
Information Technology	944,993,622	—	—	944,993,622
Materials	499,661,882	—	—	499,661,882

37

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Real Estate	$53,420,121	$—	$—		$53,420,121
Utilities	197,498,129	—	—		197,498,129
Preferred Stocks
Communication Services	145,872	—	—		145,872
Industrials	1,068,558	—	—		1,068,558
Rights/Warrants
Communication Services	—	48,804	—		48,804
Health Care	399	198,052	493,583		692,034
Materials	—	234,134	—		234,134
Securities Lending Collateral	—	749,100,986	—		749,100,986

Total Investments	$7,596,159,714	$749,582,052	$874,794	***	$8,346,616,560

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

38

DIMENSIONAL U.S. TARGETED VALUE ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (2.4%)
#*Advantage Solutions, Inc.	317,845	$1,354,020
#*AMC Networks, Inc., Class A	125,280	1,330,474
#*Angi, Inc.	166,270	350,830
*Atlanta Braves Holdings, Inc.	23	861
ATN International, Inc.	93,225	1,778,733
*Bandwidth, Inc., Class A	145,076	2,640,383
*Boston Omaha Corp., Class A	137,406	2,121,549
*Bumble, Inc., Class A	529,285	5,345,778
#Cable One, Inc.	11,416	4,496,192
#*Cardlytics, Inc.	100,877	1,235,743
*Cars.com, Inc.	244,580	4,086,932
#*Consolidated Communications Holdings, Inc.	276,052	1,192,545
*Creative Realities, Inc.	10,068	33,426
*Cumulus Media, Inc., Class A	88,194	231,950
*Daily Journal Corp.	1,620	543,024
*DHI Group, Inc.	169,969	397,727
*E. W. Scripps Co. (The), Class A	379,492	1,426,890
#*EchoStar Corp., Class A	325,866	5,210,597
Entravision Communications Corp., Class A	393,650	822,728
*Fluent, Inc.	543	1,884
Fox Corp., Class A	28,250	876,032
#*Frontier Communications Parent, Inc.	827,732	19,153,718
*Gaia, Inc.	54,580	211,225
*Gambling.com Group, Ltd.	6,651	57,531
*Gannett Co., Inc.	393,542	952,372
Gray Television, Inc.	496,001	2,852,006
#Gray Television, Inc., Class A	2,809	22,023
*IMAX Corp.	60,302	965,435
*Integral Ad Science Holding Corp.	244,431	2,344,093
#Interpublic Group of Cos., Inc. (The)	267,055	8,129,154
John Wiley & Sons, Inc., Class A	227,345	8,541,352
*Liberty Broadband Corp., Class A	17,466	875,571
*Liberty Broadband Corp., Class C	152,188	7,568,309
#*Liberty Global, Ltd., Class A	312,432	4,966,107
#*Liberty Global, Ltd., Class C	285,939	4,680,821
*Liberty Latin America, Ltd., Class A	203,266	1,534,658
*Liberty Latin America, Ltd., Class C	1,206,556	9,097,432
*Liberty Media Corp.-Liberty Live	7,732	277,269
*Liberty Media Corp.-Liberty Live	15,406	574,952
*Liberty Media Corp.-Liberty SiriusXM	69,912	1,682,083
*Liberty Media Corp.-Liberty SiriusXM	30,930	744,176
#*Lions Gate Entertainment Corp., Class A	221,271	2,232,624
*Lions Gate Entertainment Corp., Class B	430,435	4,059,002
*Madison Square Garden Entertainment Corp.	111,104	4,349,722
*Magnite, Inc.	803,525	7,095,126
#Marcus Corp. (The)	212,035	2,764,936
#News Corp., Class B	137,231	3,367,649
#Nexstar Media Group, Inc.	176,034	28,176,002
*Nextdoor Holdings, Inc.	56,812	115,896
*Ooma, Inc.	5,293	37,369
*Paltalk, Inc.	5,007	18,376
#Paramount Global, Class A	1,089	22,531
#Paramount Global, Class B	61,472	700,166

1

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Playstudios, Inc.	110,593	$238,881
*PubMatic, Inc., Class A	118,114	2,650,478
*QuinStreet, Inc.	160,707	2,907,190
*Reading International, Inc., Class A	11,184	18,901
#*Reading International, Inc., Class B	5,349	76,651
*Reservoir Media, Inc.	8,542	76,451
Saga Communications, Inc., Class A	33,166	755,853
Scholastic Corp.	235,301	8,381,422
Shenandoah Telecommunications Co.	185,431	2,377,225
Shutterstock, Inc.	9,516	406,428
#Sinclair, Inc.	171,050	2,103,915
#*Sphere Entertainment Co.	180,950	7,031,717
Spok Holdings, Inc.	37,484	579,128
TEGNA, Inc.	1,031,459	14,069,101
Telephone and Data Systems, Inc.	738,978	11,565,006
*Thryv Holdings, Inc.	172,887	3,978,130
Townsquare Media, Inc., Class A	21,276	256,801
*TripAdvisor, Inc.	68,801	1,811,530
*TrueCar, Inc.	526,787	1,390,718
#*United States Cellular Corp.	255,720	9,297,979
*Urban One, Inc.	27,635	42,834
*Urban One, Inc.	27,760	55,242
*Vimeo, Inc.	140,757	505,318
*WideOpenWest, Inc.	115,866	413,642
*Yelp, Inc.	19,780	795,947
*Zedge, Inc., Class B	11,109	26,662
*Ziff Davis, Inc.	135,363	6,783,040

TOTAL COMMUNICATION SERVICES		242,244,174

CONSUMER DISCRETIONARY — (14.4%)
*1-800-Flowers.com, Inc., Class A	293,080	2,658,236
*1stdibs.com, Inc.	11,776	67,359
Aaron’s Co., Inc. (The)	180,507	1,247,303
Academy Sports & Outdoors, Inc.	348,601	20,323,438
*Adient PLC	505,713	15,105,647
#ADT, Inc.	734,839	4,776,453
*Adtalem Global Education, Inc.	324,803	16,116,725
Advance Auto Parts, Inc.	15,370	1,121,703
AMCON Distributing Co.	454	67,126
*American Axle & Manufacturing Holdings, Inc.	912,231	6,695,776
#American Eagle Outfitters, Inc.	1,465,519	35,553,491
*American Outdoor Brands, Inc.	76,702	599,810
*American Public Education, Inc.	54,455	753,113
#*America’s Car-Mart, Inc.	38,849	2,223,717
#*AMMO, Inc.	196,583	499,321
Aramark	78,536	2,474,669
Ark Restaurants Corp.	18,016	250,062
Arko Corp.	6,138	26,393
*Asbury Automotive Group, Inc.	108,438	22,798,005
Autoliv, Inc.	120,661	14,453,981
#*AutoNation, Inc.	159,061	25,632,680
#*Bally’s Corp.	27,056	355,516
Bassett Furniture Industries, Inc.	64,997	908,658
*Beazer Homes USA, Inc.	130,184	3,649,058
#*Big Lots, Inc.	35,018	123,263
*Biglari Holdings, Inc., Class A	166	165,975
*Biglari Holdings, Inc., Class B	8,036	1,583,976
#*BJ’s Restaurants, Inc.	149,016	4,856,431
#*Boot Barn Holdings, Inc.	77,831	8,286,667

2

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
BorgWarner, Inc.	1,268,896	$41,581,722
#Brunswick Corp.	196,333	15,832,293
Buckle, Inc. (The)	32,453	1,213,418
Build-A-Bear Workshop, Inc.	37,356	1,126,657
*Caesars Entertainment, Inc.	53,729	1,924,573
#Caleres, Inc.	276,727	10,191,855
Canterbury Park Holding Corp.	7,625	175,375
*Capri Holdings, Ltd.	230,903	8,192,438
*CarParts.com, Inc.	194,840	239,653
Carriage Services, Inc.	53,400	1,365,972
Cato Corp. (The), Class A	113,707	548,068
*Cavco Industries, Inc.	53,433	19,460,833
#*Century Casinos, Inc.	12,432	36,923
Century Communities, Inc.	255,078	20,232,787
*Chegg, Inc.	592,852	3,065,045
#*Chuy’s Holdings, Inc.	105,459	3,106,822
*Citi Trends, Inc.	67,859	1,454,897
#Clarus Corp.	118,916	752,738
#Columbia Sportswear Co.	2,116	168,497
*Conn’s, Inc.	118,014	416,589
*Container Store Group, Inc. (The)	130,161	109,596
#*ContextLogic, Inc., Class A	14,342	79,598
*Cooper-Standard Holdings, Inc.	41,438	639,388
Crown Crafts, Inc.	1,999	10,195
*Culp, Inc.	65,816	300,121
Dana, Inc.	873,328	10,855,467
#*Delta Apparel, Inc.	22,960	53,956
#Designer Brands, Inc., Class A	155,938	1,448,664
*Destination XL Group, Inc.	182,829	586,881
#Dillard’s, Inc., Class A	37,161	16,276,146
*Dorman Products, Inc.	94,026	8,222,574
*Duluth Holdings, Inc., Class B	45,821	192,906
*El Pollo Loco Holdings, Inc.	250,353	2,133,008
Escalade, Inc.	37,857	471,698
#Ethan Allen Interiors, Inc.	171,287	4,837,145
#*Figs, Inc., Class A	33,450	170,929
*First Watch Restaurant Group, Inc.	57,675	1,471,866
Flanigan’s Enterprises, Inc.	9,347	245,452
#Flexsteel Industries, Inc.	42,264	1,393,021
#Foot Locker, Inc.	569,761	11,879,517
*Full House Resorts, Inc.	8,110	41,361
#*Funko, Inc., Class A	100,064	609,390
Gap, Inc. (The)	1,300,795	26,692,313
*Genesco, Inc.	78,481	1,986,354
*Gentherm, Inc.	48,692	2,462,354
*G-III Apparel Group, Ltd.	395,388	11,130,172
*Global Business Travel Group I	3,260	19,723
*Good Times Restaurants, Inc.	9,290	24,804
*Goodyear Tire & Rubber Co. (The)	2,230,187	26,673,037
*GoPro, Inc., Class A	634,610	1,097,875
Graham Holdings Co., Class B	30,189	21,173,659
*Green Brick Partners, Inc.	75,578	4,091,037
#Group 1 Automotive, Inc.	111,682	32,836,742
#*GrowGeneration Corp.	281,121	840,552
#Guess?, Inc.	367,164	9,832,652
Hamilton Beach Brands Holding Co., Class A	40,112	815,878
Harley-Davidson, Inc.	623,928	21,456,884
#Haverty Furniture Cos., Inc.	104,678	3,224,082

3

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Haverty Furniture Cos., Inc., Class A	700	$19,911
#*Helen of Troy, Ltd.	128,046	11,871,145
Hibbett, Inc.	78,055	6,731,463
*Hilton Grand Vacations, Inc.	47,238	1,966,990
*Holley, Inc.	99,729	400,911
Hooker Furnishings Corp.	71,468	1,214,956
*Hovnanian Enterprises, Inc., Class A	22,983	3,397,577
*JAKKS Pacific, Inc.	34,615	654,570
Jerash Holdings US, Inc.	13,636	42,272
Johnson Outdoors, Inc., Class A	58,085	2,382,066
KB Home	182,252	11,802,640
#Kohl’s Corp.	724,447	17,343,261
#Krispy Kreme, Inc.	104,412	1,320,812
Lakeland Industries, Inc.	48,023	794,781
*Lands’ End, Inc.	145,196	1,986,281
*Landsea Homes Corp.	86,294	996,696
*Latham Group, Inc.	127,569	357,193
Laureate Education, Inc.	588,079	8,527,145
La-Z-Boy, Inc.	348,229	11,435,840
#*Lazydays Holdings, Inc.	4,257	15,070
LCI Industries	117,721	12,240,630
Lear Corp.	171,733	21,616,033
*Legacy Housing Corp.	36,512	743,749
Leggett & Platt, Inc.	183,160	3,309,701
#*LGI Homes, Inc.	140,557	12,640,291
*Life Time Group Holdings, Inc.	412,683	5,637,250
Lifetime Brands, Inc.	111,487	1,018,991
*Lincoln Educational Services Corp.	79,745	850,082
#Lithia Motors, Inc.	140,249	35,676,541
*Live Ventures, Inc.	1,304	33,304
#*LL Flooring Holdings, Inc.	9,458	14,944
#*Lovesac Co. (The)	87,976	1,951,308
*M/I Homes, Inc.	94,672	11,002,780
#Macy’s, Inc.	1,511,741	27,861,387
*Malibu Boats, Inc., Class A	96,681	3,289,088
Marine Products Corp.	1,067	11,470
*MarineMax, Inc.	107,492	2,651,828
Marriott Vacations Worldwide Corp.	192,248	18,476,955
*MasterCraft Boat Holdings, Inc.	40,280	814,864
*Mattel, Inc.	654	11,981
Meritage Homes Corp.	93,155	15,439,510
*Mister Car Wash, Inc.	10,400	69,576
*Modine Manufacturing Co.	36,421	3,373,677
*Mohawk Industries, Inc.	348,968	40,242,990
Monarch Casino & Resort, Inc.	10,405	705,147
Monro, Inc.	135,409	3,689,895
*Motorcar Parts of America, Inc.	99,406	564,626
Movado Group, Inc.	124,198	3,163,323
Nathan’s Famous, Inc.	6,944	448,652
*National Vision Holdings, Inc.	357,473	6,227,180
Newell Brands, Inc.	1,171,443	9,301,257
*ODP Corp. (The)	195,908	9,973,676
*Ollie’s Bargain Outlet Holdings, Inc.	52,956	3,873,202
*OneSpaWorld Holdings, Ltd.	129,108	1,642,254
#*OneWater Marine, Inc.	52,080	1,078,577
#Oxford Industries, Inc.	72,103	7,771,261
Patrick Industries, Inc.	146,733	15,332,131
#*Penn Entertainment, Inc.	51,953	859,303

4

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#Penske Automotive Group, Inc.	306,089	$46,804,069
Perdoceo Education Corp.	579,864	10,611,511
#*Petco Health & Wellness Co., Inc.	320,110	480,165
#PetMed Express, Inc.	27,306	107,859
Phinia, Inc.	182,033	7,099,287
*Playa Hotels & Resorts NV	733,531	6,601,779
#*Portillo’s, Inc., Class A	35,481	434,997
PVH Corp.	374,617	40,758,330
RCI Hospitality Holdings, Inc.	36,507	1,853,095
#*Revolve Group, Inc.	56,332	1,121,570
Rocky Brands, Inc.	39,053	1,006,396
#*RumbleON, Inc., Class B	6,413	33,091
*Sally Beauty Holdings, Inc.	141,501	1,535,286
#Shoe Carnival, Inc.	209,783	7,015,144
Signet Jewelers, Ltd.	287,958	28,228,523
*Skechers USA, Inc., Class A	88,840	5,867,882
Smith & Wesson Brands, Inc.	368,086	6,246,419
#*Solo Brands, Inc., Class A	153,972	289,467
#Sonic Automotive, Inc., Class A	155,763	9,009,332
*Sonos, Inc.	233,140	3,940,066
#*Sportsman’s Warehouse Holdings, Inc.	186,098	595,514
Standard Motor Products, Inc.	172,364	5,532,884
Steven Madden, Ltd.	123,817	5,003,445
*Stitch Fix, Inc., Class A	331,173	702,087
*Stoneridge, Inc.	150,532	2,254,969
Strategic Education, Inc.	118,773	13,639,891
#*Strattec Security Corp.	13,301	302,731
#*Stride, Inc.	313,861	20,950,222
Superior Group of Cos., Inc.	87,289	1,420,192
*Sypris Solutions, Inc.	965	1,380
*Tandy Leather Factory, Inc.	2,634	12,512
*Taylor Morrison Home Corp.	855,596	47,921,932
#Thor Industries, Inc.	292,970	29,127,077
*ThredUp, Inc., Class A	14,817	23,707
*Tile Shop Holdings, Inc.	89,539	601,702
*Tilly’s, Inc., Class A	138,397	840,070
Toll Brothers, Inc.	499,347	59,477,221
*Topgolf Callaway Brands Corp.	988,757	15,839,887
*Traeger, Inc.	37,958	81,610
*Tri Pointe Homes, Inc.	725,319	26,728,005
*Under Armour, Inc., Class A	1,115,644	7,508,284
#*Under Armour, Inc., Class C	1,082,106	7,055,331
*Unifi, Inc.	107,801	643,572
*Universal Electronics, Inc.	52,322	590,715
*Universal Technical Institute, Inc.	153,327	2,333,637
Upbound Group, Inc.	228,237	7,077,629
*Urban Outfitters, Inc.	729,618	28,425,917
*Vacasa, Inc., Class A	8,459	65,896
*Vera Bradley, Inc.	245,777	1,619,670
#VF Corp.	397,957	4,958,544
*Vista Outdoor, Inc.	387,442	13,595,340
*Visteon Corp.	21,474	2,375,669
#*VOXX International Corp.	149,441	881,702
Weyco Group, Inc.	51,402	1,508,649
#Whirlpool Corp.	28,331	2,687,479
Winnebago Industries, Inc.	237,871	14,648,096
Worthington Enterprises, Inc.	288,351	16,482,143
*Zumiez, Inc.	119,513	2,055,624

TOTAL CONSUMER DISCRETIONARY		1,442,334,901

5

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (3.8%)
#Alico, Inc.	46,595	$1,300,466
Andersons, Inc. (The)	276,029	15,165,033
#B&G Foods, Inc.	188,065	2,087,521
*BellRing Brands, Inc.	269,428	14,864,343
*Bridgford Foods Corp.	2,382	25,154
Calavo Growers, Inc.	74,259	2,001,280
#Cal-Maine Foods, Inc.	301,868	16,702,356
*Central Garden & Pet Co.	69,299	2,837,794
*Central Garden & Pet Co., Class A	342,611	12,138,708
*Chefs’ Warehouse, Inc. (The)	81,291	2,689,106
*Coty, Inc., Class A	1,209,397	13,835,502
*Darling Ingredients, Inc.	417,478	17,688,543
*Duckhorn Portfolio, Inc. (The)	443,521	3,756,623
Edgewell Personal Care Co.	413,746	15,565,125
*Farmer Bros Co.	88,436	274,152
Fresh Del Monte Produce, Inc.	366,633	9,374,806
*Grocery Outlet Holding Corp.	457,969	11,893,455
*Guardion Health Sciences, Inc.	1,412	11,155
*Hain Celestial Group, Inc. (The)	347,533	2,133,853
*HF Foods Group, Inc.	12,746	37,218
Ingles Markets, Inc., Class A	117,760	8,449,280
Ingredion, Inc.	240,439	27,551,905
J & J Snack Foods Corp.	7,655	1,050,955
J.M. Smucker Co. (The)	27,140	3,117,029
*Laird Superfood, Inc.	5,321	10,323
Lifevantage Corp.	3,553	21,673
#Limoneira Co.	15,282	302,278
Mannatech, Inc.	1,888	16,048
#MGP Ingredients, Inc.	36,745	2,882,278
*Mission Produce, Inc.	143,742	1,631,472
Molson Coors Beverage Co., Class B	32,136	1,840,107
*Natural Alternatives International, Inc.	24,562	153,512
Natural Grocers by Vitamin Cottage, Inc.	100,051	1,636,834
Natural Health Trends Corp.	390	2,621
*Nature’s Sunshine Products, Inc.	36,677	713,368
Nu Skin Enterprises, Inc., Class A	242,664	2,853,729
Oil-Dri Corp. of America	31,340	2,170,295
*Performance Food Group Co.	74,382	5,049,050
*Pilgrim’s Pride Corp.	267,508	9,635,638
*Post Holdings, Inc.	368,805	39,148,651
#PriceSmart, Inc.	164,969	13,294,852
Seaboard Corp.	4,505	14,912,046
*Seneca Foods Corp., Class A	29,342	1,704,477
*Seneca Foods Corp., Class B	1,786	105,195
*Simply Good Foods Co. (The)	318,365	11,604,404
SpartanNash Co.	257,338	4,912,582
Spectrum Brands Holdings, Inc.	189,557	15,519,032
Tootsie Roll Industries, Inc.	17,491	519,658
*TreeHouse Foods, Inc.	408,800	15,350,440
Turning Point Brands, Inc.	17,017	490,770
*United Natural Foods, Inc.	205,330	1,833,597
Universal Corp.	205,097	10,548,139
*US Foods Holding Corp.	272,822	13,709,305
*USANA Health Sciences, Inc.	46,970	1,950,194
#Utz Brands, Inc.	141,384	2,549,153

6

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Village Super Market, Inc., Class A	65,659	$1,836,482
Weis Markets, Inc.	217,506	13,731,154
*Whole Earth Brands, Inc.	71,990	346,992
*Willamette Valley Vineyards, Inc.	3,095	12,968

TOTAL CONSUMER STAPLES		377,550,679

ENERGY — (10.5%)
Adams Resources & Energy, Inc.	23,929	705,905
*Amplify Energy Corp.	208,021	1,468,628
*Antero Resources Corp.	1,626,992	55,333,998
APA Corp.	340,338	10,700,227
Archrock, Inc.	1,098,272	21,075,840
Ardmore Shipping Corp.	292,050	4,891,838
*Battalion Oil Corp.	493	2,529
Berry Corp.	542,322	4,604,314
*Bristow Group, Inc.	140,056	3,684,873
California Resources Corp.	392,918	20,769,645
#Chesapeake Energy Corp.	553,867	49,781,566
#Chord Energy Corp.	206,222	36,497,170
Civitas Resources, Inc.	120,074	8,640,525
#*Clean Energy Fuels Corp.	1,346,986	3,125,008
#*CNX Resources Corp.	1,150,164	27,051,857
#Comstock Resources, Inc.	1,186,253	11,933,705
CONSOL Energy, Inc.	257,287	21,293,072
Crescent Energy Co., Class A	98,655	1,049,689
Delek US Holdings, Inc.	496,073	13,557,675
DHT Holdings, Inc.	1,254,595	14,327,475
*DMC Global, Inc.	100,870	1,598,789
#Dorian LPG, Ltd.	353,685	14,614,264
*Dril-Quip, Inc.	225,950	4,107,771
DT Midstream, Inc.	470,272	29,250,918
Energy Services of America Corp.	6,660	46,087
Epsilon Energy, Ltd.	86,128	466,814
#EQT Corp.	3,899	156,311
#Evolution Petroleum Corp.	132,099	713,335
#*Expro Group Holdings NV	374,133	7,018,735
*Forum Energy Technologies, Inc.	45,342	845,628
FutureFuel Corp.	239,530	1,298,253
*Geospace Technologies Corp.	50,592	614,693
Granite Ridge Resources, Inc.	11,903	77,608
#*Green Plains, Inc.	201,803	4,171,268
*Gulf Island Fabrication, Inc.	91,309	630,032
*Gulfport Energy Corp.	54,701	8,681,596
*Hallador Energy Co.	186,873	954,921
*Helix Energy Solutions Group, Inc.	1,173,972	12,608,459
#Helmerich & Payne, Inc.	569,489	22,398,002
HF Sinclair Corp.	1,082,256	58,712,388
#HighPeak Energy, Inc.	3,693	52,478
#*Independence Contract Drilling, Inc.	54,118	101,201
#International Seaways, Inc.	417,520	23,084,681
*Kosmos Energy, Ltd.	518,373	2,939,175
#Liberty Energy, Inc.	1,127,325	24,801,150
#Magnolia Oil & Gas Corp., Class A	249,852	6,263,790
*Mammoth Energy Services, Inc.	86,281	280,413
#Matador Resources Co.	555,375	34,599,863
*Mexco Energy Corp.	3,788	46,971
Murphy Oil Corp.	946,671	42,259,393
#*Nabors Industries, Ltd.	29,864	2,151,104
NACCO Industries, Inc., Class A	33,512	922,920

7

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*Natural Gas Services Group, Inc.	97,356	$2,149,620
*Newpark Resources, Inc.	572,731	3,974,753
Noble Corp. PLC	13,103	581,511
Nordic American Tankers, Ltd.	1,338,040	5,218,356
#Northern Oil & Gas, Inc.	147,815	6,029,374
NOV, Inc.	1,453,892	26,882,463
*Oceaneering International, Inc.	26,690	611,468
*Oil States International, Inc.	392,501	1,566,079
Overseas Shipholding Group, Inc., Class A	364,806	2,218,020
Ovintiv, Inc.	426,806	21,903,684
*Par Pacific Holdings, Inc.	84,201	2,593,391
Patterson-UTI Energy, Inc.	302,736	3,275,604
PBF Energy, Inc., Class A	959,300	51,101,911
#Peabody Energy Corp.	1,065,632	23,379,966
PHX Minerals, Inc.	194,080	650,168
*PrimeEnergy Resources Corp.	2,471	253,179
*Profire Energy, Inc.	55,393	100,261
#*ProPetro Holding Corp.	762,198	6,646,367
Range Resources Corp.	364,849	13,101,728
Ranger Energy Services, Inc.	70,992	698,561
*REX American Resources Corp.	129,365	7,157,765
#Riley Exploration Permian, Inc.	6,667	172,875
#RPC, Inc.	1,112,252	7,440,966
SandRidge Energy, Inc.	140,277	1,921,795
Scorpio Tankers, Inc.	462,122	32,514,904
*SEACOR Marine Holdings, Inc.	126,382	1,544,388
*Seadrill, Ltd.	201,708	9,792,923
Select Water Solutions, Inc.	701,638	6,483,135
SFL Corp., Ltd.	1,119,877	14,927,960
*SilverBow Resources, Inc.	134,565	4,133,837
#Sitio Royalties Corp., Class A	109,293	2,539,969
SM Energy Co.	632,474	30,668,664
*Smart Sand, Inc.	11,440	23,910
Solaris Oilfield Infrastructure, Inc., Class A	176,426	1,554,313
*Southwestern Energy Co.	5,304,119	39,727,851
*Stabilis Solutions, Inc.	8	33
#*Talos Energy, Inc.	746,296	9,836,181
TechnipFMC PLC	743,167	19,039,939
*Teekay Corp.	557,722	4,082,525
#Teekay Tankers, Ltd., Class A	243,750	14,203,313
*TOP Ships, Inc.	4,995	62,687
#*Transocean, Ltd.	4,727,627	24,678,213
*US Silica Holdings, Inc.	583,924	9,009,947
VAALCO Energy, Inc.	132,082	845,325
*Vital Energy, Inc.	137,147	7,271,534
#Vitesse Energy, Inc.	113,076	2,509,156
#World Kinect Corp.	461,835	10,853,123

TOTAL ENERGY		1,052,898,245

FINANCIALS — (25.1%)
1st Source Corp.	156,387	7,756,795
*Acacia Research Corp.	266,350	1,297,125
ACNB Corp.	25,423	827,264
Affiliated Managers Group, Inc.	9,314	1,453,915
*Affinity Bancshares, Inc.	995	16,656
Alerus Financial Corp.	21,146	416,576
Ally Financial, Inc.	1,318,573	50,567,275
Amalgamated Financial Corp.	159,793	3,921,320
#A-Mark Precious Metals, Inc.	136,848	5,483,499

8

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Ambac Financial Group, Inc.	312,377	$4,513,848
#Amerant Bancorp, Inc.	97,909	2,120,709
American Equity Investment Life Holding Co.	396,432	22,243,800
Ameris Bancorp	495,071	23,505,971
AmeriServ Financial, Inc.	93,747	226,868
Ames National Corp.	16,998	327,212
Arrow Financial Corp.	56,980	1,268,945
*AssetMark Financial Holdings, Inc.	85,243	2,882,066
Associated Banc-Corp.	1,166,618	24,580,641
Associated Capital Group, Inc., Class A	6,902	224,246
Assurant, Inc.	30,350	5,293,040
Assured Guaranty, Ltd.	504,715	38,711,641
Atlantic American Corp.	9,607	19,022
Atlantic Union Bankshares Corp.	623,385	19,804,941
*Atlanticus Holdings Corp.	74,673	1,975,101
Auburn National Bancorp, Inc.	804	14,882
Axis Capital Holdings, Ltd.	540,241	33,132,981
*Axos Financial, Inc.	426,826	21,601,664
#Banc of California, Inc.	561,132	7,681,897
BancFirst Corp.	5,647	503,543
Bank of Hawaii Corp.	1,220	69,162
#Bank of Marin Bancorp	51,123	734,126
Bank of NT Butterfield & Son, Ltd. (The)	146,111	4,967,774
Bank of the James Financial Group, Inc.	2,841	28,921
Bank OZK	773,865	34,553,072
Bank7 Corp.	1,944	53,071
BankFinancial Corp.	70,318	679,975
BankUnited, Inc.	420,657	11,244,162
Bankwell Financial Group, Inc.	26,338	603,930
Banner Corp.	235,700	10,283,591
Bar Harbor Bankshares	72,804	1,825,924
BayCom Corp.	35,590	703,970
BCB Bancorp, Inc.	89,604	844,070
Berkshire Hills Bancorp, Inc.	310,628	6,622,589
*Blue Foundry Bancorp	88,061	752,041
#*Blue Ridge Bankshares, Inc.	5,494	13,735
BOK Financial Corp.	282,313	25,049,632
#Bread Financial Holdings, Inc.	319,642	11,797,986
*Bridgewater Bancshares, Inc.	87,608	953,175
*Brighthouse Financial, Inc.	335,253	16,175,957
*Broadway Financial Corp.	2,116	10,495
Brookline Bancorp, Inc.	501,408	4,161,686
Business First Bancshares, Inc.	51,709	1,044,005
*BV Financial, Inc.	1,022	10,762
Byline Bancorp, Inc.	156,903	3,400,088
C&F Financial Corp.	17,423	682,459
Cadence Bank	969,327	26,821,278
*California Bancorp	3,906	84,760
*California First Leasing Corp.	2,511	48,211
Cambridge Bancorp	26,285	1,613,110
Camden National Corp.	82,954	2,589,824
*Cannae Holdings, Inc.	833	16,202
Capital Bancorp, Inc.	21,458	416,285
Capital City Bank Group, Inc.	108,906	2,888,187
Capitol Federal Financial, Inc.	704,445	3,360,203
*Carter Bankshares, Inc.	93,666	1,139,915
*Carver Bancorp, Inc.	16,205	26,414
#Cass Information Systems, Inc.	382	16,499

9

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Cathay General Bancorp	528,287	$18,194,204
CB Financial Services, Inc.	1,633	36,269
*CCUR Holdings, Inc.	11	28,600
Central Pacific Financial Corp.	147,962	2,950,362
CF Bankshares, Inc.	766	14,156
Chemung Financial Corp.	11,149	470,098
ChoiceOne Financial Services, Inc.	678	16,855
Citizens & Northern Corp.	70,352	1,199,502
Citizens Community Bancorp, Inc.	42,722	469,942
Citizens Financial Services, Inc.	867	35,027
#Citizens Holding Co.	1,003	7,843
#*Citizens, Inc.	41,637	92,851
#City Holding Co.	24,989	2,524,389
Civista Bancshares, Inc.	76,280	1,089,278
CNA Financial Corp.	44,693	1,963,810
CNB Financial Corp.	72,192	1,371,648
CNO Financial Group, Inc.	916,511	24,131,735
*Coastal Financial Corp.	15,704	607,431
Codorus Valley Bancorp, Inc.	29,513	655,189
Cohen & Co., Inc.	1,786	11,734
Colony Bankcorp, Inc.	47,431	515,575
Columbia Banking System, Inc.	23,150	435,452
#*Columbia Financial, Inc.	95,325	1,582,395
Comerica, Inc.	564,712	28,331,601
#Community Bank System, Inc.	184,881	7,990,557
Community Trust Bancorp, Inc.	128,445	5,395,974
Community West Bancshares	75,431	1,295,156
ConnectOne Bancorp, Inc.	216,548	3,878,375
#*Consumer Portfolio Services, Inc.	133,965	1,146,740
*CrossFirst Bankshares, Inc.	155,125	1,873,910
*Customers Bancorp, Inc.	193,282	8,827,189
CVB Financial Corp.	640,483	10,465,492
Dime Community Bancshares, Inc.	218,833	3,982,761
Donegal Group, Inc., Class A	143,883	1,933,788
Donegal Group, Inc., Class B	6,421	83,280
Eagle Bancorp Montana, Inc.	1,715	21,952
Eagle Bancorp, Inc.	97,003	1,793,585
East West Bancorp, Inc.	65,294	4,863,750
Eastern Bankshares, Inc.	447,420	5,619,595
*eHealth, Inc.	172,661	738,989
Employers Holdings, Inc.	195,167	8,312,163
Enact Holdings, Inc.	108,431	3,223,654
#*Encore Capital Group, Inc.	190,044	7,808,908
*Enova International, Inc.	231,878	14,035,575
*Enstar Group, Ltd.	72,600	21,080,862
Enterprise Bancorp, Inc.	37,113	901,846
Enterprise Financial Services Corp.	235,361	8,946,072
Equity Bancshares, Inc., Class A	105,788	3,523,798
Esquire Financial Holdings, Inc.	9,847	463,400
ESSA Bancorp, Inc.	24,400	395,280
Essent Group, Ltd.	491,902	26,056,049
#Evans Bancorp, Inc.	16,721	427,890
#*EZCORP, Inc., Class A	426,511	4,683,091
#F&G Annuities & Life, Inc.	10,575	399,947
Farmers & Merchants Bancorp, Inc.	6,717	137,699
Farmers National Banc Corp.	97,652	1,155,223
FB Financial Corp.	213,642	7,829,979
Federal Agricultural Mortgage Corp., Class A	2,759	407,008

10

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Federal Agricultural Mortgage Corp., Class C	51,882	$9,656,797
Fidelity National Financial, Inc.	26,111	1,292,494
Financial Institutions, Inc.	96,834	1,667,481
Finward Bancorp	112	2,743
*Finwise Bancorp	1,849	19,618
First American Financial Corp.	504,976	27,051,564
First Bancorp	216,250	6,576,162
First Bancorp	1,393,192	24,032,562
First Bancorp, Inc. (The)	59,020	1,303,162
First Bancshares, Inc. (The)	123,044	2,945,673
First Bank	66,439	776,008
First Busey Corp.	310,065	6,926,852
First Business Financial Services, Inc.	42,291	1,398,563
First Capital, Inc.	347	9,543
First Commonwealth Financial Corp.	773,825	10,206,752
First Community Bankshares, Inc.	96,762	3,210,563
#First Community Corp.	2,851	47,127
First Financial Bancorp	638,003	14,106,246
First Financial Corp.	64,828	2,360,387
First Financial Northwest, Inc.	74,588	1,519,358
#First Foundation, Inc.	190,367	1,043,211
First Guaranty Bancshares, Inc.	32	359
First Hawaiian, Inc.	675,726	14,251,061
First Horizon Corp.	2,194,632	32,743,909
First Internet Bancorp	44,001	1,366,231
First Interstate BancSystem, Inc., Class A	495,077	13,218,556
First Merchants Corp.	440,360	14,716,831
First Mid Bancshares, Inc.	68,694	2,126,766
First National Corp.	88	1,299
First Northwest Bancorp	18,390	188,498
#First of Long Island Corp. (The)	68,458	648,297
First Savings Financial Group, Inc.	2,919	46,792
First United Corp.	24,606	555,850
First US Bancshares, Inc.	230	2,378
*First Western Financial, Inc.	13,534	225,612
Five Star Bancorp	2,777	60,039
Flushing Financial Corp.	166,711	1,837,155
FNB Corp.	2,066,079	27,561,494
FNCB Bancorp, Inc.	2,179	12,050
Franklin Financial Services Corp.	1,243	37,626
FS Bancorp, Inc.	28,922	901,499
#Fulton Financial Corp.	1,286,111	21,285,137
*Fundamental Global, Inc.	23,159	31,033
#*FVCBankcorp, Inc.	21,086	242,700
*Genworth Financial, Inc.	3,323,416	19,707,857
#German American Bancorp, Inc.	107,548	3,412,498
#Glacier Bancorp, Inc.	51,028	1,846,193
#Globe Life, Inc.	137,068	10,440,470
Great Southern Bancorp, Inc.	87,466	4,495,752
*Green Dot Corp., Class A	280,767	2,456,711
*Greenlight Capital Re, Ltd., Class A	177,266	2,148,464
#Guaranty Bancshares, Inc.	41,161	1,182,556
Hancock Whitney Corp.	493,034	22,378,813
#Hanmi Financial Corp.	171,277	2,620,538
HarborOne Bancorp, Inc.	289,207	2,929,667
Hawthorn Bancshares, Inc.	19,573	356,816
HBT Financial, Inc.	17,053	314,713
Heartland Financial USA, Inc.	243,184	10,240,478

11

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Hennessy Advisors, Inc.	3,429	$23,454
Heritage Commerce Corp.	345,543	2,743,611
Heritage Financial Corp.	245,384	4,353,112
*Heritage Global, Inc.	8,302	20,423
*Heritage Insurance Holdings, Inc.	176,970	1,806,864
Hilltop Holdings, Inc.	246,560	7,214,346
#Hingham Institution For Savings (The)	4,459	753,125
HMN Financial, Inc.	19,218	382,438
Home Bancorp, Inc.	28,438	995,330
#Home BancShares, Inc.	772,066	18,282,523
Home Federal Bancorp, Inc. of Louisiana	89	1,032
#HomeStreet, Inc.	45,948	562,863
HomeTrust Bancshares, Inc.	32,868	844,708
Hope Bancorp, Inc.	681,730	6,830,935
Horace Mann Educators Corp.	338,199	12,466,015
Horizon Bancorp, Inc.	248,962	2,858,084
IF Bancorp, Inc.	89	1,469
Independent Bank Corp.	119,120	2,955,367
Independent Bank Corp.	228,194	11,464,467
Independent Bank Group, Inc.	233,341	8,689,619
International Bancshares Corp.	502,025	27,937,691
Invesco, Ltd.	2,359,424	33,433,038
Investar Holding Corp.	11,310	188,651
Investors Title Co.	8,838	1,417,880
#Jackson Financial, Inc., Class A	567,254	38,754,793
James River Group Holdings, Ltd.	115,562	1,027,346
Janus Henderson Group PLC	882,901	27,564,169
Jefferies Financial Group, Inc.	694,531	29,906,505
Kearny Financial Corp.	421,328	2,275,171
Kemper Corp.	318,335	18,562,114
KeyCorp	112,351	1,627,966
Lake Shore Bancorp, Inc.	1,818	21,107
Lakeland Bancorp, Inc.	348,647	4,250,007
Landmark Bancorp, Inc.	4,990	89,820
#LCNB Corp.	19,157	270,114
*LendingClub Corp.	622,966	4,684,704
LINKBancorp, Inc.	502	3,328
Live Oak Bancshares, Inc.	108,409	3,503,779
Macatawa Bank Corp.	182,507	2,555,098
Magyar Bancorp, Inc.	9,232	105,152
#MainStreet Bancshares, Inc.	3,658	55,858
#MBIA, Inc.	17,440	109,698
Medallion Financial Corp.	186	1,369
Mercantile Bank Corp.	89,607	3,233,021
Merchants Bancorp	100,993	4,073,048
Mercury General Corp.	278,213	14,539,411
Meridian Corp.	7,750	71,765
Metrocity Bankshares, Inc.	17,585	404,103
*Metropolitan Bank Holding Corp.	46,969	1,864,669
MGIC Investment Corp.	1,564,518	31,728,425
Mid Penn Bancorp, Inc.	41,789	845,391
#Middlefield Banc Corp.	4,081	87,619
Midland States Bancorp, Inc.	159,531	3,493,729
MidWestOne Financial Group, Inc.	79,094	1,595,326
*Mr. Cooper Group, Inc.	199,692	15,416,222
MVB Financial Corp.	15,335	275,570
National Bank Holdings Corp., Class A	195,022	6,383,070
National Bankshares, Inc.	4,148	111,208

12

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
National Western Life Group, Inc., Class A	16,823	$8,223,419
#Navient Corp.	992,664	14,909,813
NBT Bancorp, Inc.	310,665	10,876,382
*NCR Atleos Corp.	166,380	3,315,953
Nelnet, Inc., Class A	203,739	19,188,139
#New York Community Bancorp, Inc.	824,441	2,184,769
*NI Holdings, Inc.	7,621	113,324
#Nicolet Bankshares, Inc.	60,735	4,648,050
*NMI Holdings, Inc., Class A	484,359	14,947,319
Northeast Bank	31,443	1,626,232
Northeast Community Bancorp, Inc.	19,452	306,953
Northfield Bancorp, Inc.	294,986	2,460,183
Northrim Bancorp, Inc.	29,517	1,410,913
Northwest Bancshares, Inc.	1,095,362	11,610,837
Norwood Financial Corp.	7,197	173,376
Oak Valley Bancorp	3,823	92,325
OceanFirst Financial Corp.	332,277	4,904,409
*Ocwen Financial Corp.	42,747	997,715
OFG Bancorp	338,202	12,212,474
Ohio Valley Banc Corp.	4,319	101,497
Old National Bancorp	1,679,575	27,780,171
Old Point Financial Corp.	118	1,664
Old Republic International Corp.	1,333,140	39,807,560
Old Second Bancorp, Inc.	183,368	2,512,142
OneMain Holdings, Inc.	427,108	22,256,598
OP Bancorp	53,128	485,059
*Oportun Financial Corp.	121,975	386,661
Oppenheimer Holdings, Inc., Class A	16,474	659,784
*OptimumBank Holdings, Inc.	230	978
Origin Bancorp, Inc.	87,637	2,602,819
#Orrstown Financial Services, Inc.	42,658	1,118,493
Pacific Premier Bancorp, Inc.	542,711	11,668,287
#Park National Corp.	30,974	4,079,586
Parke Bancorp, Inc.	52,116	857,829
Pathfinder Bancorp, Inc.	1,123	14,285
Pathward Financial, Inc.	193,631	9,753,193
*Patriot National Bancorp, Inc.	183	664
*Paysafe, Ltd.	206,548	2,937,113
PCB Bancorp	35,205	512,585
Peapack-Gladstone Financial Corp.	119,170	2,667,025
Penns Woods Bancorp, Inc.	10,998	192,245
PennyMac Financial Services, Inc.	296,714	25,410,587
Peoples Bancorp of North Carolina, Inc.	9,689	281,853
Peoples Bancorp, Inc.	186,120	5,404,925
Peoples Financial Services Corp.	13,982	529,498
#Pinnacle Financial Partners, Inc.	374,867	28,752,299
*Pioneer Bancorp, Inc.	2,993	26,503
Plumas Bancorp	9,411	330,891
*Ponce Financial Group, Inc.	93,146	748,894
Popular, Inc.	490,221	41,663,883
*PRA Group, Inc.	205,792	4,895,792
Preferred Bank	69,184	5,236,537
Premier Financial Corp.	216,182	4,189,607
Primis Financial Corp.	120,993	1,176,052
Princeton Bancorp, Inc.	5,343	155,748
*ProAssurance Corp.	259,691	3,469,472
PROG Holdings, Inc.	171,102	5,687,430
Prosperity Bancshares, Inc.	511,970	31,726,781

13

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Provident Bancorp, Inc.	29,822	$265,267
Provident Financial Holdings, Inc.	31,399	406,303
Provident Financial Services, Inc.	425,921	6,252,520
QCR Holdings, Inc.	117,734	6,470,661
Radian Group, Inc.	612,212	18,286,772
RBB Bancorp	69,691	1,237,712
Red River Bancshares, Inc.	5,102	230,661
Regional Management Corp.	50,870	1,282,433
Reinsurance Group of America, Inc.	58,719	10,979,866
RenaissanceRe Holdings, Ltd.	14,048	3,080,024
Renasant Corp.	439,322	12,766,697
*Repay Holdings Corp.	506,521	5,151,319
Republic Bancorp, Inc., Class A	51,364	2,605,182
*Rhinebeck Bancorp, Inc.	126	979
#Richmond Mutual Bancorp, Inc.	2,325	25,273
Riverview Bancorp, Inc.	109,543	408,595
S&T Bancorp, Inc.	202,763	6,113,304
Safety Insurance Group, Inc.	91,757	7,301,104
Sandy Spring Bancorp, Inc.	175,716	3,593,392
SB Financial Group, Inc.	3,683	49,279
Seacoast Banking Corp. of Florida	369,918	8,534,008
*Security National Financial Corp., Class A	35,474	233,419
ServisFirst Bancshares, Inc.	2,219	130,832
Shore Bancshares, Inc.	140,875	1,458,056
Sierra Bancorp	83,347	1,651,938
#Simmons First National Corp., Class A	708,633	12,110,538
*SiriusPoint, Ltd.	675,794	7,960,853
SmartFinancial, Inc.	52,536	1,079,615
Sound Financial Bancorp, Inc.	151	6,038
South Plains Financial, Inc.	35,656	924,204
*Southern First Bancshares, Inc.	36,414	940,209
Southern Missouri Bancorp, Inc.	36,781	1,474,918
Southern States Bancshares, Inc.	1,354	32,726
Southside Bancshares, Inc.	106,439	2,837,664
SouthState Corp.	408,655	30,935,183
#Stellar Bancorp, Inc.	171,792	3,813,782
*Sterling Bancorp, Inc.	41,220	194,971
Stewart Information Services Corp.	212,674	13,187,915
Stifel Financial Corp.	223,495	17,861,720
Stock Yards Bancorp, Inc.	21,137	941,653
*StoneX Group, Inc.	181,609	13,184,813
Summit Financial Group, Inc.	53,016	1,403,334
Summit State Bank	885	8,823
*SWK Holdings Corp.	2,912	50,494
Synovus Financial Corp.	776,912	27,805,680
Territorial Bancorp, Inc.	26,578	200,132
*Texas Capital Bancshares, Inc.	370,639	21,274,679
TFS Financial Corp.	117,550	1,411,776
*Third Coast Bancshares, Inc.	4,334	84,166
Timberland Bancorp, Inc.	47,989	1,170,932
Tiptree, Inc.	182,736	2,910,984
Tompkins Financial Corp.	76,440	3,361,831
Towne Bank	523,631	13,546,334
TriCo Bancshares	156,888	5,454,996
*Triumph Financial, Inc.	126,867	8,926,362
TrustCo Bank Corp.	136,062	3,621,970
Trustmark Corp.	452,963	13,407,705
UMB Financial Corp.	150,847	12,016,472

14

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*»Unico American Corp.	26,066	$461
United Bancorp, Inc.	1,144	14,289
United Bancshares, Inc.	3,923	72,379
United Bankshares, Inc.	778,714	25,277,056
United Community Banks, Inc.	635,201	16,026,121
#United Fire Group, Inc.	148,408	3,278,333
United Security Bancshares	67,831	482,957
Unity Bancorp, Inc.	49,451	1,331,221
Universal Insurance Holdings, Inc.	182,619	3,564,723
Univest Financial Corp.	186,852	3,899,601
Unum Group	990,199	50,203,089
US Global Investors, Inc., Class A	7,255	19,443
Valley National Bancorp	2,478,567	17,374,755
*Velocity Financial, Inc.	677	11,611
Veritex Holdings, Inc.	273,348	5,324,819
Victory Capital Holdings, Inc., Class A	72,733	3,699,200
#Virginia National Bankshares Corp.	2,949	83,191
Virtus Investment Partners, Inc.	41,442	9,089,059
Voya Financial, Inc.	262,033	17,860,169
WaFd, Inc.	540,774	14,649,568
Walker & Dunlop, Inc.	123,218	11,290,465
Washington Trust Bancorp, Inc.	90,976	2,316,249
Waterstone Financial, Inc.	123,468	1,400,127
Webster Financial Corp.	749,868	32,866,714
WesBanco, Inc.	442,694	11,952,738
West Bancorp, Inc.	88,015	1,431,124
Westamerica Bancorp	29,518	1,374,063
Western Alliance Bancorp	306,745	17,432,318
Western New England Bancorp, Inc.	98,013	591,999
Westwood Holdings Group, Inc.	19,734	245,491
#White Mountains Insurance Group, Ltd.	16,796	29,865,639
William Penn Bancorp	150	1,836
Wintrust Financial Corp.	327,648	31,663,903
*World Acceptance Corp.	19,090	2,626,211
WSFS Financial Corp.	427,363	18,261,221
WVS Financial Corp.	1,304	16,796
Zions Bancorp NA	783,463	31,949,621

TOTAL FINANCIALS		2,508,052,659

HEALTH CARE — (5.0%)
*Absci Corp.	8,915	42,257
*Acadia Healthcare Co., Inc.	206,122	15,240,661
*Accolade, Inc.	190,552	1,453,912
*AdaptHealth Corp.	333,166	3,281,685
*Addus HomeCare Corp.	68,911	6,625,793
#*Agiliti, Inc.	81,629	828,534
*Agios Pharmaceuticals, Inc.	463,158	15,052,635
#*Allogene Therapeutics, Inc.	276,761	763,860
*Alpha Teknova, Inc.	5,282	9,402
#*Amedisys, Inc.	79,358	7,304,904
*American Shared Hospital Services	1,585	4,826
*American Well Corp., Class A	40,874	20,866
*AMN Healthcare Services, Inc.	2,077	124,578
*Amneal Pharmaceuticals, Inc.	33,584	203,183
*AngioDynamics, Inc.	128,592	744,548
*ANI Pharmaceuticals, Inc.	22,543	1,487,838
#*Anika Therapeutics, Inc.	79,731	2,064,236
*Aprea Therapeutics, Inc.	1,944	9,934
#*AquaBounty Technologies, Inc.	12,770	24,135

15

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*ARCA biopharma, Inc.	5,162	$18,015
#*Arcturus Therapeutics Holdings, Inc.	127,698	3,265,238
*Artivion, Inc.	134,661	2,642,049
*Atea Pharmaceuticals, Inc.	75,008	277,530
*Athira Pharma, Inc.	92,214	181,662
Atrion Corp.	163	68,996
*aTyr Pharma, Inc.	6,340	9,954
*Avanos Medical, Inc.	271,869	4,915,392
*Avidity Biosciences, Inc.	19,073	460,231
*Aytu BioPharma, Inc.	3,378	9,729
#*Azenta, Inc.	352,644	18,499,704
*BioAtla, Inc.	48,111	108,490
*Bio-Rad Laboratories, Inc., Class A	55,995	15,104,651
*Black Diamond Therapeutics, Inc.	33,623	187,280
#*Bluebird Bio, Inc.	427,445	379,186
#*Brookdale Senior Living, Inc.	908,450	6,168,375
#*C4 Therapeutics, Inc.	146,679	924,078
#*CareDx, Inc.	275,264	2,136,049
#*Caribou Biosciences, Inc.	325,393	1,181,177
*Castle Biosciences, Inc.	107,416	2,265,403
*Catalent, Inc.	2,094	116,950
*Century Therapeutics, Inc.	4,246	12,356
#*Certara, Inc.	337,908	5,781,606
*Codexis, Inc.	1,865	5,427
*Cross Country Healthcare, Inc.	231,568	4,075,597
#*CryoPort, Inc.	58,904	953,656
*Cullinan Therapeutics, Inc.	138,714	3,746,665
*Cumberland Pharmaceuticals, Inc.	46,327	74,123
*Cytek Biosciences, Inc.	54,515	327,635
*Definitive Healthcare Corp.	240,730	1,670,666
DENTSPLY SIRONA, Inc.	129,169	3,876,362
*Dominari Holdings, Inc.	27,247	65,393
#*Dynavax Technologies Corp.	351,508	3,996,646
#*Eagle Pharmaceuticals, Inc.	27,051	110,639
#*Editas Medicine, Inc.	450,725	2,348,277
*Elanco Animal Health, Inc.	1,901,741	25,026,912
*Electromed, Inc.	34,727	603,903
#*Enhabit, Inc.	273,416	2,758,767
#*Enovis Corp.	356,680	19,699,436
*Envista Holdings Corp.	728,107	14,329,146
*Enzo Biochem, Inc.	147,238	153,127
*Erasca, Inc.	69,395	139,484
#*Evolent Health, Inc., Class A	56,895	1,578,267
#*Fate Therapeutics, Inc.	188,721	745,448
*FONAR Corp.	33,766	531,477
*Fulcrum Therapeutics, Inc.	135,252	964,347
#*Fulgent Genetics, Inc.	168,165	3,422,158
*Generation Bio Co.	27,721	78,450
*Globus Medical, Inc.	31,710	1,578,841
*GoodRx Holdings, Inc., Class A	208,047	1,477,134
*Harvard Bioscience, Inc.	246,344	941,034
*Health Catalyst, Inc.	308,504	1,918,895
HealthStream, Inc.	158,774	4,091,606
*ICU Medical, Inc.	10,898	1,067,132
*ImmuCell Corp.	3,615	17,750
#*Innoviva, Inc.	502,106	7,586,822
*Integer Holdings Corp.	228,932	25,555,679
*Integra LifeSciences Holdings Corp.	185,941	5,423,899

16

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Invivyd, Inc.	4,444	$9,866
*iTeos Therapeutics, Inc.	111,575	1,198,315
*Jazz Pharmaceuticals PLC	48,843	5,409,362
*Kewaunee Scientific Corp.	10,043	358,535
*Kodiak Sciences, Inc.	73,451	235,778
*Leap Therapeutics, Inc.	16,779	52,015
*LENSAR, Inc.	52,428	163,575
*LENZ Therapeutics, Inc.	260	4,126
#*LifeStance Health Group, Inc.	12,349	76,317
*Ligand Pharmaceuticals, Inc.	62,416	4,362,254
*Lipocine, Inc.	7,261	33,546
*Lisata Therapeutics, Inc.	1,807	5,078
*LivaNova PLC	88,115	4,912,411
*Lumos Pharma, Inc.	610	1,751
#*MaxCyte, Inc.	40,857	148,311
MEI Pharma, Inc.	7,889	24,061
*Merrimack Pharmaceuticals, Inc.	38,049	560,842
Mesa Laboratories, Inc.	8,958	950,265
*Monte Rosa Therapeutics, Inc.	16,336	86,907
*Myriad Genetics, Inc.	136,597	2,673,203
National HealthCare Corp.	84,107	7,642,803
*Nautilus Biotechnology, Inc.	22,234	56,474
*Neogen Corp.	133,602	1,647,313
#*NeoGenomics, Inc.	203,098	2,827,124
*NeuroBo Pharmaceuticals, Inc.	32	106
*NexImmune, Inc.	5,100	17,085
*Nuvation Bio, Inc.	71,810	214,712
*Olema Pharmaceuticals, Inc.	4,956	50,402
#*OmniAb Operations, Inc. - Earnout Shares	116,766	518,441
*Omnicell, Inc.	64,804	1,737,395
*Oncternal Therapeutics, Inc.	14,404	117,537
*OptimizeRx Corp.	9,100	92,820
*Oramed Pharmaceuticals, Inc.	6,531	15,152
*OraSure Technologies, Inc.	481,253	2,545,828
*Organogenesis Holdings, Inc.	267,106	627,699
*Orthofix Medical, Inc.	4,354	56,602
*OrthoPediatrics Corp.	28,997	859,181
*Owens & Minor, Inc.	543,989	13,458,288
#*Pacific Biosciences of California, Inc.	58,534	96,581
*Pacira BioSciences, Inc.	216,047	5,671,234
Patterson Cos., Inc.	636,672	16,216,036
*<»PDL BioPharma, Inc.	463,418	551,467
*Pediatrix Medical Group, Inc.	428,975	3,805,008
*Pennant Group, Inc. (The)	20,026	418,744
Perrigo Co. PLC	807,639	26,377,490
*PetIQ, Inc.	149,316	2,436,837
#*PharmaCyte Biotech, Inc.	8,707	18,720
Phibro Animal Health Corp., Class A	100,382	1,676,379
#*Poseida Therapeutics, Inc.	48,895	118,326
*Prelude Therapeutics, Inc.	5,874	22,145
#Premier, Inc., Class A	568,125	11,862,450
*Prestige Consumer Healthcare, Inc.	265,648	19,062,900
*Pro-Dex, Inc.	356	6,629
#*Pyxis Oncology, Inc.	23,879	106,262
*Quanterix Corp.	80,729	1,301,351
*QuidelOrtho Corp.	158,774	6,438,286
*RAPT Therapeutics, Inc.	6,643	51,151
*REGENXBIO, Inc.	117,663	1,806,127

17

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Relay Therapeutics, Inc.	136,589	$890,560
*Replimune Group, Inc.	54,551	346,399
*Rezolute, Inc.	6,467	17,332
*Sage Therapeutics, Inc.	82,274	1,146,900
Select Medical Holdings Corp.	336,102	9,535,214
*Semler Scientific, Inc.	5,717	145,955
*Sensus Healthcare, Inc.	1,582	5,948
#SIGA Technologies, Inc.	65,728	577,092
#*Solid Biosciences, Inc.	4,297	38,114
*Standard BioTools, Inc.	105,111	260,675
*Supernus Pharmaceuticals, Inc.	316,141	9,515,844
#*Surgery Partners, Inc.	140,563	3,507,047
*Surrozen, Inc.	281	3,042
*Sutro Biopharma, Inc.	61,774	209,723
*Tactile Systems Technology, Inc.	89,139	1,227,444
*Taro Pharmaceutical Industries, Ltd.	5,567	236,486
*Teladoc Health, Inc.	822,005	10,480,564
*Tenaya Therapeutics, Inc.	17,368	78,851
*Terns Pharmaceuticals, Inc.	53,167	268,493
*TruBridge, Inc.	71,650	566,035
#*Twist Bioscience Corp.	7,810	243,906
*United Therapeutics Corp.	196	45,929
Universal Health Services, Inc., Class B	114,768	19,559,910
US Physical Therapy, Inc.	1,656	168,101
Utah Medical Products, Inc.	13,414	888,007
*Vanda Pharmaceuticals, Inc.	166,373	791,935
*Varex Imaging Corp.	315,964	5,134,415
#*Veracyte, Inc.	433,441	8,482,440
*Veradigm, Inc.	346,491	2,768,463
#*Verve Therapeutics, Inc.	80,956	486,546
*Vir Biotechnology, Inc.	115,600	977,976
*Voyager Therapeutics, Inc.	74,948	586,093
*Werewolf Therapeutics, Inc.	2,372	14,801
*Xencor, Inc.	18,895	395,661
*Zimvie, Inc.	100,338	1,525,138
*Zymeworks, Inc.	55,651	477,486

TOTAL HEALTH CARE		494,342,816

INDUSTRIALS — (16.6%)
*AAR Corp.	273,519	18,911,104
ABM Industries, Inc.	494,079	21,591,252
ACCO Brands Corp.	566,317	2,729,648
Acme United Corp.	12,027	492,025
*AerSale Corp.	71,465	509,545
AGCO Corp.	405,137	46,262,594
*Air Industries Group	4,535	32,199
#Air Lease Corp.	695,104	34,922,025
*Air Transport Services Group, Inc.	337,696	4,329,263
Alamo Group, Inc.	92,681	18,015,333
*Alaska Air Group, Inc.	690,642	29,711,419
Albany International Corp.	72,448	5,777,728
*Alight, Inc., Class A	1,523,232	13,739,553
Allegiant Travel Co.	93,243	5,087,338
Allient, Inc.	31,412	923,199
*Alpha Pro Tech, Ltd.	6,221	37,139
Alta Equipment Group, Inc.	41,993	466,542
#*Ameresco, Inc., Class A	34,487	721,813
*American Woodmark Corp.	126,000	11,602,080
Apogee Enterprises, Inc.	144,068	8,900,521

18

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
ARC Document Solutions, Inc.	158,749	$419,097
ArcBest Corp.	136,106	15,095,516
Arcosa, Inc.	336,524	25,582,554
Argan, Inc.	74,738	4,503,712
Aris Water Solutions, Inc., Class A	63,141	885,868
*Art’s-Way Manufacturing Co., Inc.	2,786	5,266
*ASGN, Inc.	114,691	11,061,947
Astec Industries, Inc.	139,493	5,830,807
*Astronics Corp.	60,314	1,011,466
*Asure Software, Inc.	69,347	512,474
*Avalon Holdings Corp., Class A	411	896
AZZ, Inc.	53,512	3,833,065
Barnes Group, Inc.	329,564	11,442,462
Barrett Business Services, Inc.	3,385	411,278
*Beacon Roofing Supply, Inc.	292,371	28,807,315
BGSF, Inc.	42,593	365,022
#*Blade Air Mobility, Inc.	155,681	496,622
*BlueLinx Holdings, Inc.	68,570	7,520,072
Boise Cascade Co.	266,491	35,248,765
Brady Corp., Class A	202,874	11,969,566
*BrightView Holdings, Inc.	232,017	2,610,191
*Broadwind, Inc.	39,617	83,988
*CACI International, Inc., Class A	51,054	20,535,450
#*Cadeler A/S, ADR	25,574	475,932
*CBIZ, Inc.	19,649	1,398,616
*CECO Environmental Corp.	150,928	3,263,063
Chicago Rivet & Machine Co.	2,160	34,603
Civeo Corp.	35,531	825,030
#*Clarivate PLC	1,660,806	11,227,049
Columbus McKinnon Corp.	155,271	6,408,034
*Commercial Vehicle Group, Inc.	135,749	815,851
CompX International, Inc.	5,778	181,949
#Concentrix Corp.	181,702	9,933,648
*Concrete Pumping Holdings, Inc.	56,736	377,294
*Conduent, Inc.	1,146,257	3,610,710
Copa Holdings SA, Class A	103,727	9,905,929
Costamare, Inc.	672,289	8,054,022
Covenant Logistics Group, Inc.	77,305	3,493,413
CRA International, Inc.	6,193	898,542
*Custom Truck One Source, Inc.	83,477	416,550
#Deluxe Corp.	140,728	2,779,378
*Distribution Solutions Group, Inc.	54,537	1,798,085
*DLH Holdings Corp.	22,003	233,672
*DNOW, Inc.	903,328	12,745,958
Douglas Dynamics, Inc.	54,657	1,237,434
*Ducommun, Inc.	89,452	4,838,459
Dun & Bradstreet Holdings, Inc.	1,280,535	11,652,869
*DXP Enterprises, Inc.	99,148	4,834,456
*Dycom Industries, Inc.	19,046	2,666,821
Eastern Co. (The)	36,284	1,153,468
Encore Wire Corp.	102,770	28,709,827
EnerSys	125,801	11,378,700
Ennis, Inc.	148,412	2,953,399
Enpro, Inc.	122,967	18,461,036
*Enviri Corp.	397,224	3,090,403
Esab Corp.	71,149	7,533,221
ESCO Technologies, Inc.	134,889	13,684,489
Espey Mfg. & Electronics Corp.	13,676	346,003

19

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
EVI Industries, Inc.	689	$14,138
#First Advantage Corp.	232,242	3,785,545
*Forrester Research, Inc.	20,796	378,279
FTAI Infrastructure, Inc.	121,739	881,390
*Gates Industrial Corp. PLC	1,422,540	25,065,155
GATX Corp.	86,226	10,550,613
#Genco Shipping & Trading, Ltd.	314,963	6,721,310
*Gencor Industries, Inc.	66,979	1,136,634
Genpact, Ltd.	116,864	3,592,399
*Gibraltar Industries, Inc.	175,719	12,556,880
*GMS, Inc.	233,742	21,625,810
Gorman-Rupp Co. (The)	110,338	3,659,911
GrafTech International, Ltd.	54,106	93,062
*Graham Corp.	10,073	280,432
#Granite Construction, Inc.	358,766	19,911,513
*Great Lakes Dredge & Dock Corp.	368,207	2,430,166
#Greenbrier Cos., Inc. (The)	249,068	12,301,469
*GXO Logistics, Inc.	94,239	4,679,909
#*Hayward Holdings, Inc.	490,504	6,661,044
*Healthcare Services Group, Inc.	260,187	2,763,186
Heartland Express, Inc.	434,162	4,315,570
Heidrick & Struggles International, Inc.	121,469	3,580,906
Helios Technologies, Inc.	78,596	3,544,680
Herc Holdings, Inc.	45,893	6,564,076
#*Hertz Global Holdings, Inc.	572,328	2,604,092
Hillenbrand, Inc.	173,521	8,280,422
*Hillman Solutions Corp.	397,296	3,798,150
HNI Corp.	92,450	3,878,278
Hub Group, Inc., Class A	481,107	19,350,124
*Hudson Global, Inc.	9,063	147,274
*Hudson Technologies, Inc.	258,028	2,559,638
Huntington Ingalls Industries, Inc.	4,369	1,209,907
Hurco Cos., Inc.	37,740	683,094
*Huron Consulting Group, Inc.	56,826	5,298,456
Hyster-Yale Materials Handling, Inc.	37,596	2,201,998
*IBEX Holdings, Ltd.	11,421	149,615
ICF International, Inc.	81,589	11,772,477
*IES Holdings, Inc.	6,612	893,413
*Innovative Solutions and Support, Inc.	2,019	13,083
Insteel Industries, Inc.	126,866	4,072,399
Interface, Inc.	214,611	3,281,402
*JELD-WEN Holding, Inc.	193,160	3,959,780
#*JetBlue Airways Corp.	1,953,159	11,093,943
John Bean Technologies Corp.	11,323	1,008,766
Kelly Services, Inc., Class A	198,967	4,564,303
#Kennametal, Inc.	508,846	11,973,146
*Kirby Corp.	227,057	24,778,730
Knight-Swift Transportation Holdings, Inc.	958,569	44,314,645
Korn Ferry	320,710	19,473,511
*Kratos Defense & Security Solutions, Inc.	299,277	5,333,116
*L B Foster Co., Class A	51,614	1,200,025
#*Limbach Holdings, Inc.	4,601	208,563
Lindsay Corp.	924	107,323
*LiqTech International, Inc.	483	1,309
*Liquidity Services, Inc.	12,047	207,931
*LS Starrett Co. (The), Class A	801	12,904
LSI Industries, Inc.	125,110	1,826,606
Luxfer Holdings PLC	58,215	560,610

20

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Manitex International, Inc.	13,948	$72,669
*Manitowoc Co., Inc. (The)	211,832	2,563,167
ManpowerGroup, Inc.	210,271	15,864,947
Marten Transport, Ltd.	674,095	11,405,687
*Masonite International Corp.	57,914	7,676,501
*MasTec, Inc.	110,305	9,782,950
*Mastech Digital, Inc.	3,529	31,338
*Masterbrand, Inc.	377,210	6,288,091
*Matrix Service Co.	165,157	1,859,668
Matson, Inc.	257,112	27,711,531
Matthews International Corp., Class A	164,668	4,442,743
Maximus, Inc.	1,632	131,017
*Mayville Engineering Co., Inc.	59,456	818,115
#McGrath RentCorp	62,125	6,626,253
MDU Resources Group, Inc.	504,439	12,459,643
*Mercury Systems, Inc.	229,325	6,466,965
Miller Industries, Inc.	73,127	3,562,016
MillerKnoll, Inc.	339,650	8,637,299
*Mistras Group, Inc.	70,225	614,469
Moog, Inc., Class A	70,741	11,252,771
*MRC Global, Inc.	425,658	4,780,139
#Mueller Industries, Inc.	570,509	31,845,812
Mueller Water Products, Inc., Class A	345,499	5,472,704
National Presto Industries, Inc.	36,829	3,019,610
*NEXTracker, Inc., Class A	76,659	3,280,239
NL Industries, Inc.	11,990	98,438
*NN, Inc.	110,347	392,835
*Northwest Pipe Co.	72,102	2,282,028
*NV5 Global, Inc.	66,573	6,207,267
*OPENLANE, Inc.	747,237	12,837,532
*Orion Group Holdings, Inc.	165,508	1,176,762
Oshkosh Corp.	139,200	15,627,984
Owens Corning	188,309	31,675,457
*PAM Transportation Services, Inc.	105,320	1,804,132
Pangaea Logistics Solutions, Ltd.	182,953	1,317,262
Park Aerospace Corp.	62,114	886,367
Park-Ohio Holdings Corp.	37,212	950,022
#*Paycor HCM, Inc.	80,102	1,391,372
*Perma-Pipe International Holdings, Inc.	49,191	423,043
*Pioneer Power Solutions, Inc.	6,424	24,411
Powell Industries, Inc.	15,941	2,279,563
Preformed Line Products Co.	27,139	3,284,633
Primoris Services Corp.	351,237	16,367,644
*Proto Labs, Inc.	139,878	4,263,481
Quad/Graphics, Inc.	175,575	788,332
Quanex Building Products Corp.	164,542	5,466,085
*Quest Resource Holding Corp.	46,001	466,450
*Radiant Logistics, Inc.	253,424	1,251,915
*RCM Technologies, Inc.	26,301	498,404
Regal Rexnord Corp.	194,998	31,466,827
*Resideo Technologies, Inc.	801,566	15,654,584
Resources Connection, Inc.	204,741	2,262,388
REV Group, Inc.	162,706	3,556,753
#Rush Enterprises, Inc., Class A	515,817	22,654,683
Rush Enterprises, Inc., Class B	114,617	4,688,981
Ryder System, Inc.	198,374	24,171,872
#Schneider National, Inc., Class B	463,278	9,580,589
Sensata Technologies Holding PLC	394,261	15,104,139

21

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Servotronics, Inc.	6,126	$79,638
Shyft Group, Inc. (The)	48,687	529,715
*SIFCO Industries, Inc.	7,405	23,281
*SkyWest, Inc.	429,874	31,393,698
*SP Plus Corp.	3,662	186,982
#Spirit Airlines, Inc.	464,452	1,639,516
*SPX Technologies, Inc.	2,975	362,385
Standex International Corp.	40,131	6,937,847
#Star Bulk Carriers Corp.	153,336	3,729,132
Steelcase, Inc., Class A	518,276	6,234,860
*Stericycle, Inc.	9,167	410,040
#*Sterling Check Corp.	25,272	382,365
*Sterling Infrastructure, Inc.	49,861	5,065,878
*Sun Country Airlines Holdings, Inc.	158,945	2,115,558
#*Sunrun, Inc.	352,510	3,627,328
*TaskUS, Inc., Class A	16,627	190,545
*Taylor Devices, Inc.	465	23,083
*Team, Inc.	1,538	10,951
Terex Corp.	287,961	16,140,214
*Thermon Group Holdings, Inc.	197,160	6,295,319
Timken Co. (The)	110,144	9,827,048
*Titan International, Inc.	164,056	1,807,897
*Titan Machinery, Inc.	158,870	3,536,446
Trinity Industries, Inc.	725,891	18,887,684
*TrueBlue, Inc.	150,450	1,567,689
*Tutor Perini Corp.	202,690	3,370,735
#Twin Disc, Inc.	51,892	834,423
UFP Industries, Inc.	223,727	25,214,033
#*U-Haul Holding Co.	7,558	477,892
U-Haul Holding Co.	392,777	24,085,086
*Ultralife Corp.	80,548	942,412
UniFirst Corp.	97,017	15,535,332
Universal Logistics Holdings, Inc.	51,117	2,283,908
*V2X, Inc.	29,370	1,426,795
Valmont Industries, Inc.	7,459	1,527,603
#Virco Mfg. Corp.	37,344	398,460
#VSE Corp.	48,311	3,771,640
#Wabash National Corp.	265,888	6,144,672
#Werner Enterprises, Inc.	387,232	13,243,334
WESCO International, Inc.	260,340	39,766,935
*Wilhelmina International, Inc.	1,428	6,297
*Willdan Group, Inc.	24,053	678,054
*Willis Lease Finance Corp.	36,377	1,768,286

TOTAL INDUSTRIALS		1,652,376,317

INFORMATION TECHNOLOGY — (7.1%)
*8x8, Inc.	80,984	178,975
#*908 Devices, Inc.	51,609	294,171
*ACI Worldwide, Inc.	511,119	17,429,158
Adeia, Inc.	39,913	392,744
*Airgain, Inc.	1,020	5,345
*Alithya Group, Inc., Class A	84,193	127,973
*Alpha & Omega Semiconductor, Ltd.	174,656	3,819,727
American Software, Inc., Class A	46,039	465,454
Amkor Technology, Inc.	1,034,227	33,457,243
*Amtech Systems, Inc.	74,831	360,685
*Arrow Electronics, Inc.	445,882	56,925,755
#*Aspen Technology, Inc.	23,214	4,570,140
*AstroNova, Inc.	35,293	609,510

22

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Astrotech Corp.	6,024	$55,120
*Aviat Networks, Inc.	32,167	1,075,986
Avnet, Inc.	717,678	35,072,924
*Aware, Inc.	68,908	135,060
*AXT, Inc.	154,026	462,078
Bel Fuse, Inc., Class A	7,823	547,610
#Bel Fuse, Inc., Class B	73,113	4,293,195
Belden, Inc.	117,802	9,573,769
Benchmark Electronics, Inc.	268,011	8,096,612
#*Brightcove, Inc.	25,327	45,082
*Calix, Inc.	17,277	479,091
*Cambium Networks Corp.	735	2,492
#*Cerence, Inc.	197,459	1,798,851
#*CEVA, Inc.	65,646	1,330,644
*Cirrus Logic, Inc.	25,408	2,250,387
#*Cleanspark, Inc.	177,164	2,901,946
Climb Global Solutions, Inc.	9,379	604,570
*Coda Octopus Group, Inc.	1,178	7,845
*Cognyte Software, Ltd.	6,234	42,516
*Coherent Corp.	403,027	22,017,365
*Cohu, Inc.	299,495	9,080,688
#*Comtech Telecommunications Corp.	132,132	248,408
*Corsair Gaming, Inc.	81,610	905,871
*Crexendo, Inc.	4,234	17,275
CSP, Inc.	9,058	118,388
CTS Corp.	171,659	7,853,399
*CVD Equipment Corp.	266	1,197
*Daktronics, Inc.	280,114	2,647,077
*Data I/O Corp.	46,453	132,391
*Diebold Nixdorf, Inc.	6,787	214,876
*Digi International, Inc.	220,175	6,750,565
*Digital Turbine, Inc.	123,425	235,742
*Diodes, Inc.	228,468	16,680,449
*DXC Technology Co.	1,054,802	20,558,091
#*E2open Parent Holdings, Inc.	807,542	3,916,579
#*Eastman Kodak Co.	174,290	784,305
*eGain Corp.	27,566	171,185
*Electro-Sensors, Inc.	377	1,565
*ePlus, Inc.	162,583	12,499,381
*EverCommerce, Inc.	3,515	31,635
*Everspin Technologies, Inc.	1,708	12,673
*Fabrinet	21,319	3,689,679
*FARO Technologies, Inc.	78,155	1,465,406
#*Fastly, Inc., Class A	104,928	1,327,339
*Flex, Ltd.	440,553	12,621,843
*FormFactor, Inc.	45,351	2,022,201
*Franklin Wireless Corp.	400	1,196
*Frequency Electronics, Inc.	41,563	399,005
*Grid Dynamics Holdings, Inc.	98,487	962,218
#*GSI Technology, Inc.	56,709	222,866
*Ichor Holdings, Ltd.	178,884	6,937,122
*Identiv, Inc.	29,035	146,336
Immersion Corp.	95,379	693,405
Information Services Group, Inc.	117,501	395,978
*Insight Enterprises, Inc.	16,803	3,067,724
#*inTEST Corp.	75,364	849,352
*Intevac, Inc.	61,661	260,826
*IPG Photonics Corp.	5,772	484,733

23

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Issuer Direct Corp.	597	$6,910
*Iteris, Inc.	30,393	136,161
*Itron, Inc.	115,601	10,649,164
Juniper Networks, Inc.	162,795	5,668,522
*Key Tronic Corp.	61,478	265,585
*Kimball Electronics, Inc.	149,046	3,119,533
*Knowles Corp.	712,377	11,276,928
Kulicke & Soffa Industries, Inc.	358,329	16,583,466
*KVH Industries, Inc.	74,254	356,419
*Kyndryl Holdings, Inc.	379,083	7,452,772
*Lantronix, Inc.	102,349	384,832
*LGL Group, Inc. (The)	11,157	63,595
*LiveRamp Holdings, Inc.	169,690	5,448,746
#*Lumentum Holdings, Inc.	157,805	6,905,547
#*Luna Innovations, Inc.	129,565	266,904
*Magnachip Semiconductor Corp.	203,064	1,019,381
#*Matterport, Inc.	750,583	3,452,682
*MaxLinear, Inc.	93,353	1,940,809
*MeridianLink, Inc.	21,915	365,542
Methode Electronics, Inc.	171,503	2,090,622
*Mirion Technologies, Inc.	452,611	4,919,882
*Mitek Systems, Inc.	154,675	1,953,545
*NCR Voyix Corp.	293,931	3,600,655
*NETGEAR, Inc.	173,337	2,561,921
*NetScout Systems, Inc.	520,857	10,031,706
*NetSol Technologies, Inc.	3,974	10,014
Network-1 Technologies, Inc.	5,868	11,091
*nLight, Inc.	60,889	693,526
*Nortech Systems, Inc.	480	8,179
*Olo, Inc., Class A	581,755	2,792,424
ON24, Inc.	247,437	1,630,610
*OneSpan, Inc.	42,966	464,892
*Onto Innovation, Inc.	15,690	2,910,338
*Optical Cable Corp.	8,519	23,853
*OSI Systems, Inc.	71,549	9,404,401
PC Connection, Inc.	200,213	12,407,200
*Photronics, Inc.	343,505	9,415,472
*Plexus Corp.	190,307	19,222,910
*Powerfleet, Inc.	85,054	407,409
*Qorvo, Inc.	9,309	1,087,664
*RF Industries, Ltd.	26,142	75,158
*Ribbon Communications, Inc.	719,655	2,281,306
Richardson Electronics, Ltd.	82,579	869,557
#*Riot Platforms, Inc.	799,750	8,085,473
*Rogers Corp.	53,321	6,349,998
*Sanmina Corp.	456,562	27,699,617
#*ScanSource, Inc.	176,301	7,337,648
*SecureWorks Corp., Class A	15,587	94,925
*SigmaTron International, Inc.	2,021	8,569
#*SMART Global Holdings, Inc.	43,151	788,369
#*SmartRent, Inc.	401,530	931,550
*Socket Mobile, Inc.	5,203	5,723
SolarWinds Corp.	653,306	7,199,432
*Sphere 3D Corp.	13,164	13,153
*Stratasys, Ltd.	173,613	1,687,518
*Synchronoss Technologies, Inc.	5,801	36,604
Taitron Components, Inc.	3,081	9,721
TD SYNNEX Corp.	469,829	55,364,649

24

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Telos Corp.	37,965	$130,600
*TransAct Technologies, Inc.	24,478	130,957
*Trio-Tech International	4,757	29,493
*TSR, Inc.	3,521	27,534
*TTM Technologies, Inc.	838,612	12,520,477
*Turtle Beach Corp.	5,199	73,306
*Twilio, Inc., Class A	188,641	11,295,823
*Ultra Clean Holdings, Inc.	298,491	12,485,879
*Upland Software, Inc.	111,164	240,114
#*Veeco Instruments, Inc.	288,736	10,203,930
*Verint Systems, Inc.	182,657	5,530,854
#*Viasat, Inc.	187,182	2,978,066
*Viavi Solutions, Inc.	204,915	1,618,829
Vishay Intertechnology, Inc.	954,447	22,085,904
*Vishay Precision Group, Inc.	88,213	2,911,029
*WidePoint Corp.	20,031	38,860
#Xerox Holdings Corp.	1,198,052	15,922,111
*Xperi, Inc.	245,551	2,580,741

TOTAL INFORMATION TECHNOLOGY		708,494,281

MATERIALS — (8.0%)
AdvanSix, Inc.	144,697	3,655,046
Alcoa Corp.	958,737	33,690,018
#Alpha Metallurgical Resources, Inc.	90,408	29,574,265
*Alto Ingredients, Inc.	424,638	802,566
American Vanguard Corp.	164,553	1,874,259
*Ampco-Pittsburgh Corp.	88,992	182,434
#*Arcadium Lithium PLC	190,755	839,322
Arch Resources, Inc.	118,426	18,803,680
*Ascent Industries Co.	54,459	559,294
Ashland, Inc.	286,868	27,347,126
#*Aspen Aerogels, Inc.	83,637	1,309,755
Avient Corp.	326,143	13,834,986
Berry Global Group, Inc.	295,161	16,717,919
Caledonia Mining Corp. PLC	9,567	93,852
Carpenter Technology Corp.	326,253	27,959,882
*Century Aluminum Co.	47,935	831,672
#*Clearwater Paper Corp.	111,269	5,011,556
*Cleveland-Cliffs, Inc.	2,612,221	44,146,535
#*Coeur Mining, Inc.	2,160,165	9,763,946
Commercial Metals Co.	826,837	44,434,220
#Compass Minerals International, Inc.	139,228	1,733,389
*Core Molding Technologies, Inc.	22,812	411,072
Eastman Chemical Co.	27,891	2,634,026
*Ecovyst, Inc.	624,632	5,890,280
Element Solutions, Inc.	594,156	13,742,828
Ferroglobe PLC	198,310	1,041,127
Fortitude Gold Corp.	27,892	136,671
Friedman Industries, Inc.	35,665	692,971
*Gatos Silver, Inc.	136,255	1,303,960
#*Glatfelter Corp.	110,899	158,586
Graphic Packaging Holding Co.	92,880	2,400,948
Greif, Inc., Class A	134,395	8,235,726
Greif, Inc., Class B	25,869	1,616,295
Hawkins, Inc.	74,865	5,672,521
Haynes International, Inc.	76,727	4,615,129
HB Fuller Co.	233,370	17,435,073
Hecla Mining Co.	3,743,176	17,705,222
Huntsman Corp.	1,235,112	29,469,772

25

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
*Ingevity Corp.	24,411	$1,248,379
Innospec, Inc.	167,701	20,124,120
International Paper Co.	1,231,628	43,033,082
*Intrepid Potash, Inc.	67,744	1,363,009
Kaiser Aluminum Corp.	68,524	6,200,737
*Knife River Corp.	11,088	866,971
Koppers Holdings, Inc.	106,615	5,467,217
#Kronos Worldwide, Inc.	333,072	3,813,674
*LSB Industries, Inc.	117,589	1,093,578
Materion Corp.	122,081	14,031,990
#Mativ Holdings, Inc.	297,609	5,434,340
Mercer International, Inc.	355,157	3,597,740
*Metallus, Inc.	375,770	7,725,831
Minerals Technologies, Inc.	252,651	18,415,731
Mosaic Co. (The)	1,204,307	37,803,197
#*MP Materials Corp.	150,028	2,400,448
Myers Industries, Inc.	155,102	3,396,734
*Nexa Resources SA	15,288	111,450
Northern Technologies International Corp.	48,541	859,176
*O-I Glass, Inc.	831,271	12,435,814
Olin Corp.	554,442	28,986,228
Olympic Steel, Inc.	77,749	4,942,504
Orion SA	145,097	3,432,995
Pactiv Evergreen, Inc.	149,596	2,279,843
*Perimeter Solutions SA	59,006	413,042
#Quaker Chemical Corp.	44,918	8,378,555
Radius Recycling, Inc.	194,292	3,384,567
#Ramaco Resources, Inc., Class A	114,464	1,794,796
Ramaco Resources, Inc., Class B	8,875	98,601
*Ranpak Holdings Corp.	226,948	1,643,104
*Rayonier Advanced Materials, Inc.	387,234	1,444,383
Ryerson Holding Corp.	278,952	7,964,080
Sensient Technologies Corp.	72,851	5,334,150
Silgan Holdings, Inc.	118,684	5,537,795
Sonoco Products Co.	156,393	8,765,828
Stepan Co.	125,537	10,418,316
*Summit Materials, Inc., Class A	8,004	311,356
SunCoke Energy, Inc.	643,610	6,635,619
Sylvamo Corp.	66,658	4,166,125
Tredegar Corp.	185,447	1,183,152
TriMas Corp.	210,875	5,480,641
Trinseo PLC	1,822	4,755
#Tronox Holdings PLC	1,054,224	17,911,266
United States Lime & Minerals, Inc.	7,653	2,372,430
#United States Steel Corp.	1,218,798	44,486,127
*Universal Stainless & Alloy Products, Inc.	24,609	643,525
Warrior Met Coal, Inc.	135,052	9,230,804
Westrock Co.	453,637	21,756,431
Worthington Steel, Inc.	266,438	8,203,626

TOTAL MATERIALS		802,955,791

REAL ESTATE — (1.1%)
*AMREP Corp.	13,591	275,680
*Anywhere Real Estate, Inc.	643,711	3,128,435
*CKX Lands, Inc.	184	2,585
*Comstock Holding Cos., Inc.	81	592
*Cushman & Wakefield PLC	1,241,867	11,984,017
Douglas Elliman, Inc.	152,320	207,155
*Forestar Group, Inc.	227,601	7,053,355

26

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
*FRP Holdings, Inc.	76,154	$2,308,228
#*Howard Hughes Holdings, Inc.	275,911	17,978,361
*Jones Lang LaSalle, Inc.	222,339	40,176,657
Kennedy-Wilson Holdings, Inc.	763,275	6,556,532
#Marcus & Millichap, Inc.	198,647	6,291,151
Newmark Group, Inc., Class A	662,948	6,344,412
#*Opendoor Technologies, Inc.	2,954,913	5,880,277
*Rafael Holdings, Inc., Class B	18,063	28,720
RE/MAX Holdings, Inc.	87,906	617,100
RMR Group, Inc. (The), Class A	13,381	317,397
*Stratus Properties, Inc.	31,428	712,787
*Tejon Ranch Co.	158,706	2,663,087

TOTAL REAL ESTATE		112,526,528

UTILITIES — (0.4%)
#*Altus Power, Inc.	283,020	1,038,683
Brookfield Renewable Corp., Class A	461,335	10,721,425
#Genie Energy, Ltd., Class B	114,226	1,746,516
*Montauk Renewables, Inc.	19,026	68,494
New Jersey Resources Corp.	70,973	3,100,810
#Ormat Technologies, Inc.	67,236	4,291,674
#*Sunnova Energy International, Inc.	58,215	245,085
Vistra Corp.	201,287	15,265,606

TOTAL UTILITIES		36,478,293

TOTAL COMMON STOCKS		9,430,254,684

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., Series A	7,636	169,825

INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	60,169	1,587,860

TOTAL PREFERRED STOCKS		1,757,685

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*<»Achillion Pharmaceuticals	98,996	98,996
*<»Imara, Inc.	1,428	542
*<»OmniAb Operations, Inc.	7,556	—
#*<»OmniAb Operations, Inc.	7,556	—
*»Opiant Pharma, Inc. 1/1/2026	11,182	—
*»Xeris Biopharma Holdings, Inc. 10/6/2049	358	97
*»XOMA Corp. 5/2/2024	21,220	1,318

TOTAL HEALTH CARE		100,953

TOTAL RIGHTS/WARRANTS		100,953

TOTAL INVESTMENTS SECURITIES — (94.4%) (Cost $7,363,826,840)		9,432,113,322

SECURITIES LENDING COLLATERAL — (5.6%)
@§The DFA Short Term Investment Fund	47,970,471	554,922,403

TOTAL INVESTMENTS — (100.0%) (Cost $7,918,749,243)		$9,987,035,725

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2024
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

27

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$242,244,174	$—	$—		$242,244,174
Consumer Discretionary	1,442,334,901	—	—		1,442,334,901
Consumer Staples	377,550,679	—	—		377,550,679
Energy	1,052,898,245	—	—		1,052,898,245
Financials	2,508,052,198	461	—		2,508,052,659
Health Care	493,791,349	—	551,467		494,342,816
Industrials	1,652,376,317	—	—		1,652,376,317
Information Technology	708,494,281	—	—		708,494,281
Materials	802,955,791	—	—		802,955,791
Real Estate	112,526,528	—	—		112,526,528
Utilities	36,478,293	—	—		36,478,293
Preferred Stocks
Communication Services	169,825	—	—		169,825
Industrials	1,587,860	—	—		1,587,860
Rights/Warrants
Health Care	—	1,415	99,538		100,953
Securities Lending Collateral	—	554,922,403	—		554,922,403

Total Investments	$9,431,460,441	$554,924,279	$651,005	***	$9,987,035,725

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

28

DIMENSIONAL U.S. CORE EQUITY 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (96.5%)
COMMUNICATION SERVICES — (6.3%)
*AdTheorent Holding Co., Inc.	5,269	$17,177
#*Advantage Solutions, Inc.	236,275	1,006,532
*Alphabet, Inc., Class A	2,136,982	347,857,930
*Alphabet, Inc., Class C	1,693,787	278,865,092
#*Altice USA, Inc., Class A	27,859	53,768
*AMC Networks, Inc., Class A	71,875	763,313
#*Angi, Inc.	36,911	77,882
*Anterix, Inc.	28,523	899,045
AT&T, Inc.	2,890,667	48,823,366
#*Atlanta Braves Holdings, Inc.	5,238	211,301
*Atlanta Braves Holdings, Inc.	43,246	1,618,698
ATN International, Inc.	43,567	831,258
*Bandwidth, Inc., Class A	51,667	940,339
*Boston Omaha Corp., Class A	44,022	679,700
*Bumble, Inc., Class A	97,915	988,942
#Cable One, Inc.	5,206	2,050,383
#*Cardlytics, Inc.	81,807	1,002,136
*Cargurus, Inc.	136,585	3,067,699
*Cars.com, Inc.	139,412	2,329,575
*Charter Communications, Inc., Class A	92,713	23,728,965
#*Cinemark Holdings, Inc.	208,680	3,576,775
*Clear Channel Outdoor Holdings, Inc.	105,013	145,968
Cogent Communications Holdings, Inc.	3,440	220,779
Comcast Corp., Class A	2,310,911	88,068,818
#*Consolidated Communications Holdings, Inc.	75,458	325,979
*Creative Realities, Inc.	3,920	13,014
*Cumulus Media, Inc., Class A	4,213	11,080
*Daily Journal Corp.	1,615	541,348
*DHI Group, Inc.	20,986	49,107
*E. W. Scripps Co. (The), Class A	84,456	317,555
#*EchoStar Corp., Class A	199,034	3,182,554
Electronic Arts, Inc.	170,610	21,636,760
*Emerald Holding, Inc.	3,472	19,964
Endeavor Group Holdings, Inc., Class A	141,539	3,738,045
Entravision Communications Corp., Class A	113,916	238,084
*Eventbrite, Inc., Class A	108,957	575,293
*EverQuote, Inc., Class A	21,382	431,275
Fox Corp., Class A	128,538	3,985,963
Fox Corp., Class B	121,565	3,486,484
#*Frontier Communications Parent, Inc.	442,231	10,233,225
#*fuboTV, Inc.	674,735	958,124
*Gaia, Inc.	4,045	15,654
*Gambling.com Group, Ltd.	7,078	61,225
*Gannett Co., Inc.	196,603	475,779
#*Globalstar, Inc.	55,504	71,600
#*Gogo, Inc.	46,661	422,749
Gray Television, Inc.	138,498	796,364
Gray Television, Inc., Class A	2,241	17,569
*Harte Hanks, Inc.	2,551	18,214
IDT Corp., Class B	45,729	1,625,209
#*IMAX Corp.	90,295	1,445,623
*Integral Ad Science Holding Corp.	348,970	3,346,622
#Interpublic Group of Cos., Inc. (The)	550,046	16,743,400

1

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
Iridium Communications, Inc.	62,647	$1,928,901
*IZEA Worldwide, Inc.	5,084	14,184
John Wiley & Sons, Inc., Class A	77,313	2,904,649
John Wiley & Sons, Inc., Class B	2,517	90,876
*Lee Enterprises, Inc.	971	12,021
*Liberty Broadband Corp., Class A	12,715	637,403
*Liberty Broadband Corp., Class C	56,454	2,807,457
*Liberty Global, Ltd., Class A	2,878	45,746
#*Liberty Global, Ltd., Class C	137,943	2,258,127
*Liberty Latin America, Ltd., Class A	98,046	740,247
*Liberty Latin America, Ltd., Class C	300,399	2,265,008
*Liberty Media Corp.-Liberty Formula One	12,931	805,213
*Liberty Media Corp.-Liberty Formula One	112,183	7,849,445
*Liberty Media Corp.-Liberty Live	12,536	449,541
*Liberty Media Corp.-Liberty Live	67,115	2,504,732
*Liberty Media Corp.-Liberty SiriusXM	270,660	6,512,080
#*Liberty Media Corp.-Liberty SiriusXM	115,606	2,781,480
#*Lions Gate Entertainment Corp., Class A	171,202	1,727,428
*Lions Gate Entertainment Corp., Class B	308,521	2,909,353
*Live Nation Entertainment, Inc.	132,553	11,785,287
*Madison Square Garden Entertainment Corp.	27,135	1,062,335
*Madison Square Garden Sports Corp.	18,871	3,508,496
*Magnite, Inc.	330,606	2,919,251
*Marchex, Inc., Class B	13,130	17,988
#Marcus Corp. (The)	56,504	736,812
*Match Group, Inc.	169,966	5,238,352
Meta Platforms, Inc., Class A	831,306	357,602,902
*Netflix, Inc.	65,494	36,063,616
New York Times Co. (The), Class A	186,854	8,040,328
News Corp., Class A	302,730	7,204,974
#News Corp., Class B	162,375	3,984,683
#Nexstar Media Group, Inc.	60,362	9,661,542
*Nextdoor Holdings, Inc.	104,023	212,207
Omnicom Group, Inc.	213,618	19,832,295
#Paramount Global, Class A	5,950	123,105
#Paramount Global, Class B	545,850	6,217,232
*Pinterest, Inc., Class A	207,393	6,937,296
Playtika Holding Corp.	83,301	603,932
*PubMatic, Inc., Class A	72,361	1,623,781
*QuinStreet, Inc.	87,661	1,585,787
*Reading International, Inc., Class A	33,181	56,076
*Reservoir Media, Inc.	8,031	71,877
*ROBLOX Corp., Class A	28,431	1,011,006
#*Roku, Inc.	92,494	5,333,204
Saga Communications, Inc., Class A	14,649	333,851
Scholastic Corp.	65,517	2,333,716
Shenandoah Telecommunications Co.	101,241	1,297,910
#Shutterstock, Inc.	55,432	2,367,501
#Sinclair, Inc.	75,752	931,750
#Sirius XM Holdings, Inc.	305,737	898,867
*Snap, Inc., Class A	446,182	6,715,039
#*Sphere Entertainment Co.	66,945	2,601,483
Spok Holdings, Inc.	19,425	300,116
*Spotify Technology SA	35,628	9,991,516
#*Stagwell, Inc.	88,910	529,015
*Take-Two Interactive Software, Inc.	91,934	13,129,095
*TechTarget, Inc.	44,890	1,234,475
TEGNA, Inc.	317,395	4,329,268

2

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
Telephone and Data Systems, Inc.	175,359	$2,744,368
*Thryv Holdings, Inc.	82,699	1,902,904
TKO Group Holdings, Inc.	37,982	3,595,756
T-Mobile US, Inc.	275,211	45,181,390
Townsquare Media, Inc., Class A	3,925	47,375
*Trade Desk, Inc. (The), Class A	67,301	5,575,888
*Travelzoo	6,930	61,746
*TripAdvisor, Inc.	170,311	4,484,289
*TrueCar, Inc.	188,887	498,662
#*United States Cellular Corp.	74,896	2,723,219
*Urban One, Inc.	34,567	53,579
Verizon Communications, Inc.	2,513,982	99,277,149
*Vimeo, Inc.	373,639	1,341,364
#*Vivid Seats, Inc., Class A	37,234	195,851
Walt Disney Co. (The)	605,578	67,279,716
#*Warner Bros Discovery, Inc.	376,255	2,769,237
#Warner Music Group Corp., Class A	78,851	2,602,083
*WideOpenWest, Inc.	190,357	679,574
*Yelp, Inc.	91,434	3,679,304
*Zedge, Inc., Class B	1,151	2,762
*Ziff Davis, Inc.	68,704	3,442,757
*ZipRecruiter, Inc.	17,798	182,963
*ZoomInfo Technologies, Inc.	124,963	1,981,913

TOTAL COMMUNICATION SERVICES		1,710,585,009

CONSUMER DISCRETIONARY — (9.6%)
*1-800-Flowers.com, Inc., Class A	74,804	678,472
*1stdibs.com, Inc.	2,274	13,007
Aaron’s Co., Inc. (The)	61,084	422,090
*Abercrombie & Fitch Co.	101,415	12,323,951
Academy Sports & Outdoors, Inc.	131,208	7,649,426
*Accel Entertainment, Inc.	66,244	711,461
#Acushnet Holdings Corp.	105,356	6,424,609
*Adient PLC	151,521	4,525,932
ADT, Inc.	726,445	4,721,892
*Adtalem Global Education, Inc.	90,158	4,473,640
Advance Auto Parts, Inc.	91,722	6,693,872
*Airbnb, Inc., Class A	59,144	9,378,464
*Amazon.com, Inc.	2,294,626	401,559,550
AMCON Distributing Co.	111	16,412
*American Axle & Manufacturing Holdings, Inc.	218,924	1,606,902
American Eagle Outfitters, Inc.	318,726	7,732,293
*American Outdoor Brands, Inc.	27,062	211,625
*American Public Education, Inc.	29,333	405,675
#*America’s Car-Mart, Inc.	14,734	843,374
*Aptiv PLC	175,650	12,471,150
Aramark	326,060	10,274,151
Arhaus, Inc.	96,364	1,219,968
Ark Restaurants Corp.	2,015	27,968
Arko Corp.	111,014	477,360
*Asbury Automotive Group, Inc.	34,485	7,250,126
Autoliv, Inc.	128,253	15,363,427
*AutoNation, Inc.	94,761	15,270,735
*AutoZone, Inc.	2,933	8,671,121
Bassett Furniture Industries, Inc.	13,902	194,350
Bath & Body Works, Inc.	155,503	7,062,946
*Beazer Homes USA, Inc.	42,571	1,193,265
#Best Buy Co., Inc.	312,433	23,007,566
*Beyond, Inc.	104,340	2,100,364

3

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#Big 5 Sporting Goods Corp.	9,804	$34,706
*Biglari Holdings, Inc., Class A	147	146,978
*Biglari Holdings, Inc., Class B	1,789	352,630
*BJ’s Restaurants, Inc.	53,277	1,736,297
Bloomin’ Brands, Inc.	150,069	3,870,280
Booking Holdings, Inc.	7,024	24,247,059
#*Boot Barn Holdings, Inc.	45,771	4,873,238
BorgWarner, Inc.	327,712	10,739,122
#Bowlero Corp., Class A	42,232	496,226
Boyd Gaming Corp.	75,648	4,047,924
*Bright Horizons Family Solutions, Inc.	80,302	8,328,120
*Brinker International, Inc.	46,755	2,506,068
#Brunswick Corp.	123,755	9,979,603
Buckle, Inc. (The)	89,359	3,341,133
Build-A-Bear Workshop, Inc.	34,423	1,038,198
*Burlington Stores, Inc.	84,879	15,273,127
*Caesars Entertainment, Inc.	308,602	11,054,124
#Caleres, Inc.	78,624	2,895,722
#Camping World Holdings, Inc., Class A	59,907	1,214,315
Canterbury Park Holding Corp.	200	4,600
*Capri Holdings, Ltd.	142,309	5,049,123
#*CarMax, Inc.	180,673	12,280,344
*Carnival Corp.	533,645	7,908,619
Carriage Services, Inc.	29,796	762,182
Carrols Restaurant Group, Inc.	46,657	444,175
#Carter’s, Inc.	61,556	4,211,046
#*Carvana Co.	45,893	3,805,448
Cato Corp. (The), Class A	55,829	269,096
*Cavco Industries, Inc.	13,879	5,054,871
Century Communities, Inc.	58,532	4,642,758
#Cheesecake Factory, Inc. (The)	86,709	2,993,195
*Chegg, Inc.	221,842	1,146,923
#*Chewy, Inc., Class A	21,768	326,302
#*Children’s Place, Inc. (The)	4,931	34,320
*Chipotle Mexican Grill, Inc.	7,729	24,420,548
#Choice Hotels International, Inc.	54,303	6,421,873
Churchill Downs, Inc.	65,459	8,444,211
*Chuy’s Holdings, Inc.	38,325	1,129,054
*Citi Trends, Inc.	16,283	349,108
#Clarus Corp.	36,739	232,558
#Columbia Sportswear Co.	101,855	8,110,714
*Conn’s, Inc.	19,238	67,910
*Cooper-Standard Holdings, Inc.	17,440	269,099
*Coursera, Inc.	195,057	1,993,483
#Cracker Barrel Old Country Store, Inc.	35,004	2,036,883
*Crocs, Inc.	103,731	12,901,024
Crown Crafts, Inc.	1,756	8,956
*Culp, Inc.	8,793	40,096
Dana, Inc.	226,727	2,818,217
Darden Restaurants, Inc.	135,212	20,742,873
*Dave & Buster’s Entertainment, Inc.	80,833	4,316,482
*Deckers Outdoor Corp.	16,844	13,786,309
*Delta Apparel, Inc.	11,471	26,957
*Denny’s Corp.	50,318	403,550
#Designer Brands, Inc., Class A	97,756	908,153
*Destination XL Group, Inc.	4,606	14,785
Dick’s Sporting Goods, Inc.	92,426	18,572,080
#Dillard’s, Inc., Class A	20,268	8,877,181

4

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#Dine Brands Global, Inc.	24,064	$1,061,222
#Domino’s Pizza, Inc.	16,942	8,966,892
*DoorDash, Inc., Class A	179,937	23,258,657
*Dorman Products, Inc.	53,652	4,691,867
DR Horton, Inc.	180,665	25,742,956
*DraftKings, Inc.	56,349	2,341,864
#*Dream Finders Homes, Inc., Class A	33,034	1,172,707
*Duluth Holdings, Inc., Class B	34,976	147,249
*Duolingo, Inc.	7,079	1,598,084
#*Dutch Bros, Inc., Class A	16,159	455,037
eBay, Inc.	502,398	25,893,593
*El Pollo Loco Holdings, Inc.	76,376	650,724
Escalade, Inc.	11,525	143,601
Ethan Allen Interiors, Inc.	57,450	1,622,388
#*Etsy, Inc.	50,954	3,499,011
#*European Wax Center, Inc., Class A	40,152	472,188
*Everi Holdings, Inc.	19,281	157,526
*Expedia Group, Inc.	114,805	15,456,197
#*Figs, Inc., Class A	118,281	604,416
#*First Watch Restaurant Group, Inc.	139,354	3,556,314
*Five Below, Inc.	73,503	10,756,429
Flanigan’s Enterprises, Inc.	589	15,467
Flexsteel Industries, Inc.	11,529	379,996
#*Floor & Decor Holdings, Inc., Class A	121,461	13,400,792
Foot Locker, Inc.	152,326	3,175,997
Ford Motor Co.	1,757,857	21,357,963
*Fossil Group, Inc.	14,334	11,149
*Fox Factory Holding Corp.	45,166	1,757,861
*Frontdoor, Inc.	105,128	3,226,378
#*Funko, Inc., Class A	73,417	447,110
Gap, Inc. (The)	614,955	12,618,877
Garmin, Ltd.	112,728	16,285,814
#*Garrett Motion, Inc.	238,855	2,283,454
General Motors Co.	837,013	37,272,189
*Genesco, Inc.	26,542	671,778
Gentex Corp.	290,029	9,947,995
*Gentherm, Inc.	66,085	3,341,918
Genuine Parts Co.	164,231	25,818,756
*G-III Apparel Group, Ltd.	107,352	3,021,959
Golden Entertainment, Inc.	5,761	184,640
*Good Times Restaurants, Inc.	3,415	9,118
*Goodyear Tire & Rubber Co. (The)	437,470	5,232,141
*GoPro, Inc., Class A	311,990	539,743
Graham Holdings Co., Class B	5,020	3,520,877
*Grand Canyon Education, Inc.	48,800	6,344,976
*Green Brick Partners, Inc.	34,885	1,888,325
#Group 1 Automotive, Inc.	22,778	6,697,188
#*Groupon, Inc.	33,563	387,988
#*GrowGeneration Corp.	59,535	178,010
#Guess?, Inc.	124,193	3,325,889
#H&R Block, Inc.	150,062	7,087,428
Hamilton Beach Brands Holding Co., Class A	13,034	265,112
#*Hanesbrands, Inc.	659,048	3,005,259
Harley-Davidson, Inc.	240,397	8,267,253
Hasbro, Inc.	188,434	11,551,004
#Haverty Furniture Cos., Inc.	33,261	1,024,439
Haverty Furniture Cos., Inc., Class A	717	20,395
*Helen of Troy, Ltd.	41,645	3,860,908

5

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Hibbett, Inc.	26,965	$2,325,462
*Hilton Grand Vacations, Inc.	178,851	7,447,356
Hilton Worldwide Holdings, Inc.	51,655	10,190,498
*Holley, Inc.	6,324	25,422
Home Depot, Inc. (The)	469,206	156,818,029
Hooker Furnishings Corp.	22,897	389,249
*Hovnanian Enterprises, Inc., Class A	8,118	1,200,084
Hyatt Hotels Corp., Class A	35,488	5,280,260
#Installed Building Products, Inc.	50,990	12,019,873
International Game Technology PLC	58,091	1,146,716
#*iRobot Corp.	18,485	158,232
*J Jill, Inc.	743	18,516
#Jack in the Box, Inc.	28,198	1,609,260
*JAKKS Pacific, Inc.	21,523	407,000
Johnson Outdoors, Inc., Class A	18,532	759,997
KB Home	124,548	8,065,728
#Kohl’s Corp.	192,703	4,613,310
#Kontoor Brands, Inc.	83,323	5,171,025
*Koss Corp.	2,514	5,858
#Krispy Kreme, Inc.	275,316	3,482,747
#*Kura Sushi USA, Inc., Class A	12,014	1,322,501
Lakeland Industries, Inc.	10,560	174,768
*Lands’ End, Inc.	41,615	569,293
*Landsea Homes Corp.	17,251	199,249
Las Vegas Sands Corp.	367,619	16,307,579
Laureate Education, Inc.	280,149	4,062,160
La-Z-Boy, Inc.	98,024	3,219,108
LCI Industries	37,576	3,907,152
Lear Corp.	70,868	8,920,155
*Legacy Housing Corp.	2,976	60,621
Leggett & Platt, Inc.	97,811	1,767,445
Lennar Corp., Class A	228,550	34,652,751
Lennar Corp., Class B	14,378	2,018,527
#*Leslie’s, Inc.	175,002	687,758
#Levi Strauss & Co., Class A	119,695	2,539,928
*LGI Homes, Inc.	40,633	3,654,126
*Life Time Group Holdings, Inc.	144,937	1,979,839
Lifetime Brands, Inc.	32,944	301,108
*Light & Wonder, Inc.	41,282	3,684,831
*Lincoln Educational Services Corp.	5,978	63,725
*Lindblad Expeditions Holdings, Inc.	4,692	34,439
Lithia Motors, Inc.	38,129	9,699,255
*Live Ventures, Inc.	1,213	30,980
LKQ Corp.	236,281	10,190,800
*LL Flooring Holdings, Inc.	22,953	36,266
#*Lovesac Co. (The)	31,876	707,010
Lowe’s Cos., Inc.	109,641	24,997,052
*Lululemon Athletica, Inc.	56,114	20,234,708
*Lulu’s Fashion Lounge Holdings, Inc.	613	920
*M/I Homes, Inc.	25,321	2,942,807
Macy’s, Inc.	500,932	9,232,177
*Malibu Boats, Inc., Class A	38,799	1,319,942
Marine Products Corp.	22,608	243,036
*MarineMax, Inc.	52,807	1,302,749
Marriott International, Inc., Class A	50,285	11,873,797
Marriott Vacations Worldwide Corp.	52,120	5,009,253
*MasterCraft Boat Holdings, Inc.	30,200	610,946
*Mattel, Inc.	392,895	7,197,836

6

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
McDonald’s Corp.	137,010	$37,409,210
Meritage Homes Corp.	41,798	6,927,601
*MGM Resorts International	191,167	7,539,626
#*Mister Car Wash, Inc.	193,078	1,291,692
#*Modine Manufacturing Co.	91,862	8,509,177
*Mohawk Industries, Inc.	75,887	8,751,289
Monarch Casino & Resort, Inc.	1,457	98,741
Monro, Inc.	104,173	2,838,714
*Motorcar Parts of America, Inc.	30,854	175,251
Movado Group, Inc.	35,817	912,259
#*Mullen Automotive, Inc.	7,322	46,055
#Murphy USA, Inc.	35,695	14,771,305
Nathan’s Famous, Inc.	4,373	282,540
*National Vision Holdings, Inc.	185,037	3,223,345
Newell Brands, Inc.	419,975	3,334,602
NIKE, Inc., Class B	440,224	40,615,066
Nobility Homes, Inc.	1,052	35,373
*Noodles & Co.	25,438	38,411
#Nordstrom, Inc.	286,425	5,444,939
#*Norwegian Cruise Line Holdings, Ltd.	518,790	9,815,507
*NVR, Inc.	3,075	22,874,464
*ODP Corp. (The)	64,431	3,280,182
*Ollie’s Bargain Outlet Holdings, Inc.	92,003	6,729,099
*ONE Group Hospitality, Inc. (The)	58,189	311,893
*OneSpaWorld Holdings, Ltd.	175,912	2,237,601
#*OneWater Marine, Inc.	14,851	307,564
*O’Reilly Automotive, Inc.	10,001	10,133,613
#Oxford Industries, Inc.	35,261	3,800,431
Papa John’s International, Inc.	29,726	1,833,797
#Patrick Industries, Inc.	49,955	5,219,798
#*Penn Entertainment, Inc.	37,631	622,417
#Penske Automotive Group, Inc.	74,383	11,373,905
Perdoceo Education Corp.	149,247	2,731,220
Phinia, Inc.	57,465	2,241,135
*Planet Fitness, Inc., Class A	92,761	5,550,818
*Playa Hotels & Resorts NV	328,558	2,957,022
Polaris, Inc.	102,005	8,686,746
#Pool Corp.	29,839	10,817,533
#*Portillo’s, Inc., Class A	7,379	90,467
*Potbelly Corp.	7,859	80,083
PulteGroup, Inc.	311,087	34,661,314
PVH Corp.	95,434	10,383,219
#*QuantumScape Corp.	120,081	650,839
Ralph Lauren Corp.	58,845	9,629,396
*Rave Restaurant Group, Inc.	5,715	11,716
RCI Hospitality Holdings, Inc.	12,873	653,433
#Red Rock Resorts, Inc., Class A	57,795	3,070,070
#*Revolve Group, Inc.	69,105	1,375,881
#*RH	27,027	6,677,020
#*Rivian Automotive, Inc., Class A	261,080	2,323,612
Rocky Brands, Inc.	11,536	297,283
Ross Stores, Inc.	204,790	26,530,545
*Royal Caribbean Cruises, Ltd.	293,513	40,983,220
*RumbleON, Inc., Class B	2,702	13,942
*Sally Beauty Holdings, Inc.	198,521	2,153,953
Service Corp. International	297,586	21,339,892
*Shake Shack, Inc., Class A	31,737	3,359,361
SharkNinja, Inc.	140,693	9,043,746

7

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Shoe Carnival, Inc.	64,246	$2,148,386
Signet Jewelers, Ltd.	77,076	7,555,760
*Six Flags Entertainment Corp.	97,868	2,307,727
*Skechers USA, Inc., Class A	163,599	10,805,714
*Skyline Champion Corp.	92,873	6,964,546
*Sleep Number Corp.	26,019	346,313
Smith & Wesson Brands, Inc.	103,506	1,756,497
#*Soho House & Co., Inc.	2,379	12,395
#*Solid Power, Inc.	27,980	47,286
#*Solo Brands, Inc., Class A	11,833	22,246
#Sonic Automotive, Inc., Class A	43,309	2,504,993
*Sonos, Inc.	197,734	3,341,705
#*Sportsman’s Warehouse Holdings, Inc.	82,970	265,504
Standard Motor Products, Inc.	51,102	1,640,374
Starbucks Corp.	173,596	15,361,510
Steven Madden, Ltd.	140,002	5,657,481
*Stoneridge, Inc.	63,282	947,964
Strategic Education, Inc.	41,319	4,745,074
*Strattec Security Corp.	8,704	198,103
*Stride, Inc.	103,210	6,889,267
Superior Group of Cos., Inc.	33,632	547,193
*Superior Industries International, Inc.	17,344	64,867
#*Sweetgreen, Inc., Class A	225,847	5,074,782
*Sypris Solutions, Inc.	2,285	3,268
*Tandy Leather Factory, Inc.	1,500	7,125
Tapestry, Inc.	567,392	22,650,289
*Taylor Morrison Home Corp.	191,190	10,708,552
Tempur Sealy International, Inc.	206,341	10,329,430
*Tesla, Inc.	426,729	78,210,891
Texas Roadhouse, Inc.	97,797	15,723,802
#Thor Industries, Inc.	100,578	9,999,465
*ThredUp, Inc., Class A	12,484	19,974
*Tile Shop Holdings, Inc.	30,977	208,165
*Tilly’s, Inc., Class A	51,650	313,515
TJX Cos., Inc. (The)	643,497	60,546,633
Toll Brothers, Inc.	161,757	19,266,876
*TopBuild Corp.	41,763	16,900,233
*Topgolf Callaway Brands Corp.	303,504	4,862,134
#Tractor Supply Co.	101,161	27,625,046
Travel + Leisure Co.	66,076	2,876,949
*Tri Pointe Homes, Inc.	217,749	8,024,051
*Udemy, Inc.	5,992	60,040
*Ulta Beauty, Inc.	44,536	18,029,954
*Under Armour, Inc., Class A	267,122	1,797,731
*Under Armour, Inc., Class C	255,130	1,663,448
*Unifi, Inc.	24,946	148,928
*United Parks & Resorts, Inc.	82,643	4,199,917
*Universal Electronics, Inc.	2,585	29,185
*Universal Technical Institute, Inc.	82,490	1,255,498
Upbound Group, Inc.	106,140	3,291,401
*Urban Outfitters, Inc.	205,211	7,995,021
#Vail Resorts, Inc.	54,007	10,227,306
*Valvoline, Inc.	181,634	7,723,078
*Vera Bradley, Inc.	59,168	389,917
#VF Corp.	74,350	926,401
*Victoria’s Secret & Co.	109,623	1,931,557
*Vista Outdoor, Inc.	130,090	4,564,858
*Visteon Corp.	35,985	3,981,021

8

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Vizio Holding Corp., Class A	86,573	$917,674
*VOXX International Corp.	43,473	256,491
*Warby Parker, Inc., Class A	201,354	2,363,896
#*Wayfair, Inc., Class A	33,056	1,657,758
Wendy’s Co. (The)	392,651	7,849,093
Weyco Group, Inc.	16,996	498,833
Whirlpool Corp.	46,300	4,392,018
#Williams-Sonoma, Inc.	109,914	31,521,137
Wingstop, Inc.	27,937	10,749,878
Winmark Corp.	3,969	1,426,141
Winnebago Industries, Inc.	61,926	3,813,403
Wolverine World Wide, Inc.	145,663	1,564,421
Worthington Enterprises, Inc.	90,717	5,185,384
#*WW International, Inc.	2,805	5,077
Wyndham Hotels & Resorts, Inc.	128,189	9,423,173
Wynn Resorts, Ltd.	79,251	7,263,354
*XPEL, Inc.	55,134	2,897,292
#*YETI Holdings, Inc.	118,059	4,217,067
Yum! Brands, Inc.	123,547	17,451,014
*Zumiez, Inc.	45,666	785,455

TOTAL CONSUMER DISCRETIONARY		2,611,578,245

CONSUMER STAPLES — (5.8%)
Albertsons Cos., Inc., Class A	676,195	13,794,378
#Alico, Inc.	14,252	397,773
Altria Group, Inc.	316,355	13,859,513
Andersons, Inc. (The)	76,813	4,220,106
Archer-Daniels-Midland Co.	251,620	14,760,029
#B&G Foods, Inc.	161,114	1,788,365
*BellRing Brands, Inc.	125,245	6,909,767
#*BJ’s Wholesale Club Holdings, Inc.	220,966	16,501,741
*Boston Beer Co., Inc. (The), Class A	12,534	3,489,591
*Bridgford Foods Corp.	2,509	26,495
Brown-Forman Corp., Class A	23,038	1,130,475
#Brown-Forman Corp., Class B	228,880	10,951,908
#Bunge Global SA	121,545	12,368,419
Calavo Growers, Inc.	32,881	886,143
Cal-Maine Foods, Inc.	73,509	4,067,253
Campbell Soup Co.	267,165	12,212,112
Casey’s General Stores, Inc.	54,382	17,379,400
#*Celsius Holdings, Inc.	104,011	7,412,864
*Central Garden & Pet Co.	13,355	546,887
*Central Garden & Pet Co., Class A	89,163	3,159,045
*Chefs’ Warehouse, Inc. (The)	71,832	2,376,203
Church & Dwight Co., Inc.	118,890	12,827,042
Clorox Co. (The)	72,297	10,690,557
Coca-Cola Co. (The)	1,878,645	116,043,902
Coca-Cola Consolidated, Inc.	13,467	11,123,742
Colgate-Palmolive Co.	248,716	22,861,975
Conagra Brands, Inc.	343,859	10,583,980
Constellation Brands, Inc., Class A	76,966	19,507,802
Costco Wholesale Corp.	127,581	92,228,305
#*Coty, Inc., Class A	981,247	11,225,466
*Darling Ingredients, Inc.	244,587	10,363,151
Dollar General Corp.	211,675	29,463,043
*Dollar Tree, Inc.	148,563	17,567,575
#*Duckhorn Portfolio, Inc. (The)	210,842	1,785,832
Edgewell Personal Care Co.	79,325	2,984,207
#*elf Beauty, Inc.	39,710	6,454,066

9

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Energizer Holdings, Inc.	94,810	$2,722,943
Estee Lauder Cos., Inc. (The)	58,059	8,517,836
*Farmer Bros Co.	21,070	65,317
Flowers Foods, Inc.	293,806	7,327,522
#*Forafric Global PLC	2,217	22,769
Fresh Del Monte Produce, Inc.	113,746	2,908,485
#*Freshpet, Inc.	67,940	7,206,396
General Mills, Inc.	435,488	30,684,484
*Grocery Outlet Holding Corp.	171,505	4,453,985
*Hain Celestial Group, Inc. (The)	140,737	864,125
#*Herbalife, Ltd.	40,920	353,958
Hershey Co. (The)	111,103	21,545,094
*HF Foods Group, Inc.	17,837	52,084
*Honest Co., Inc. (The)	81,727	245,998
Hormel Foods Corp.	246,602	8,769,167
Ingles Markets, Inc., Class A	32,985	2,366,674
Ingredion, Inc.	90,174	10,333,039
Inter Parfums, Inc.	41,176	4,792,063
J & J Snack Foods Corp.	27,686	3,801,011
J.M. Smucker Co. (The)	61,649	7,080,388
John B. Sanfilippo & Son, Inc.	18,987	1,893,004
Kellanova	331,655	19,189,558
Kenvue, Inc.	2,364,044	44,491,307
Keurig Dr Pepper, Inc.	484,018	16,311,407
Kimberly-Clark Corp.	202,468	27,642,956
Kraft Heinz Co. (The)	454,943	17,565,349
Kroger Co. (The)	949,349	52,574,948
Lamb Weston Holdings, Inc.	149,015	12,418,910
Lancaster Colony Corp.	35,880	6,846,263
Lifevantage Corp.	9,318	56,840
*Lifeway Foods, Inc.	12,650	258,692
#Limoneira Co.	42,869	847,949
*Mama’s Creations, Inc.	7,696	45,714
Mannatech, Inc.	736	6,256
McCormick & Co., Inc.	126,914	9,653,079
McCormick & Co., Inc.	3,018	227,996
#Medifast, Inc.	20,295	558,721
#MGP Ingredients, Inc.	29,913	2,346,376
*Mission Produce, Inc.	15,866	180,079
Molson Coors Beverage Co., Class B	133,891	7,666,599
Mondelez International, Inc., Class A	490,141	35,260,744
*Monster Beverage Corp.	121,766	6,508,393
#*National Beverage Corp.	93,788	4,173,566
*Natural Alternatives International, Inc.	5,470	34,187
Natural Grocers by Vitamin Cottage, Inc.	46,899	767,268
Natural Health Trends Corp.	8,913	59,895
*Nature’s Sunshine Products, Inc.	39,756	773,254
Nu Skin Enterprises, Inc., Class A	128,344	1,509,325
Oil-Dri Corp. of America	9,134	632,530
#*Olaplex Holdings, Inc.	117,006	162,638
PepsiCo, Inc.	794,656	139,787,937
*Performance Food Group Co.	191,563	13,003,296
Philip Morris International, Inc.	262,677	24,938,554
*Pilgrim’s Pride Corp.	163,033	5,872,449
*Post Holdings, Inc.	108,117	11,476,620
PriceSmart, Inc.	55,133	4,443,168
Procter & Gamble Co. (The)	1,235,172	201,580,070
Reynolds Consumer Products, Inc.	265,952	7,614,206

10

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
*Rocky Mountain Chocolate Factory, Inc.	4,490	$16,389
Seaboard Corp.	989	3,273,699
*Seneca Foods Corp., Class A	9,369	544,245
*Seneca Foods Corp., Class B	283	16,669
*Simply Good Foods Co. (The)	150,467	5,484,522
SpartanNash Co.	59,094	1,128,104
Spectrum Brands Holdings, Inc.	64,917	5,314,755
*Sprouts Farmers Market, Inc.	174,694	11,535,045
Sysco Corp.	423,651	31,485,742
Target Corp.	268,226	43,179,021
Tootsie Roll Industries, Inc.	42,792	1,271,350
*TreeHouse Foods, Inc.	90,968	3,415,848
Turning Point Brands, Inc.	25,119	724,432
Tyson Foods, Inc., Class A	156,308	9,480,080
*United Natural Foods, Inc.	111,213	993,132
Universal Corp.	56,147	2,887,640
*US Foods Holding Corp.	334,866	16,827,016
*USANA Health Sciences, Inc.	35,052	1,455,359
#Utz Brands, Inc.	91,610	1,651,728
Vector Group, Ltd.	162,204	1,678,811
Village Super Market, Inc., Class A	21,344	596,992
#*Vita Coco Co., Inc. (The)	61,728	1,496,287
*Vital Farms, Inc.	61,914	1,656,819
Walgreens Boots Alliance, Inc.	349,678	6,199,791
Walmart, Inc.	1,812,107	107,548,550
#WD-40 Co.	17,993	4,068,757
Weis Markets, Inc.	44,385	2,802,025
*Whole Earth Brands, Inc.	4,590	22,124
*Willamette Valley Vineyards, Inc.	1,711	7,169
#WK Kellogg Co.	76,640	1,788,778

TOTAL CONSUMER STAPLES		1,595,993,432

ENERGY — (6.4%)
Adams Resources & Energy, Inc.	3,385	99,858
*Amplify Energy Corp.	81,448	575,023
#Antero Midstream Corp.	848,200	11,739,088
*Antero Resources Corp.	436,995	14,862,200
APA Corp.	494,199	15,537,617
Archrock, Inc.	362,864	6,963,360
Ardmore Shipping Corp.	94,817	1,588,185
Baker Hughes Co.	823,894	26,875,422
Barnwell Industries, Inc.	2,268	6,543
Berry Corp.	162,314	1,378,046
*Bristow Group, Inc.	58,910	1,549,922
Cactus, Inc., Class A	79,056	3,924,340
California Resources Corp.	114,619	6,058,760
*Centrus Energy Corp., Class A	19,937	855,895
ChampionX Corp.	345,710	11,605,485
Cheniere Energy, Inc.	225,805	35,636,545
#Chesapeake Energy Corp.	240,369	21,604,366
Chevron Corp.	916,699	147,836,048
#Chord Energy Corp.	65,283	11,553,785
Civitas Resources, Inc.	117,876	8,482,357
*Clean Energy Fuels Corp.	476,692	1,105,925
#*CNX Resources Corp.	325,427	7,654,043
#Comstock Resources, Inc.	63,968	643,518
ConocoPhillips	816,402	102,556,419
CONSOL Energy, Inc.	55,402	4,585,070
#Core Laboratories, Inc.	43,738	691,060

11

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Coterra Energy, Inc.	796,128	$21,782,062
Crescent Energy Co., Class A	140,332	1,493,132
#CVR Energy, Inc.	169,977	5,163,901
Delek US Holdings, Inc.	136,763	3,737,733
Devon Energy Corp.	830,195	42,489,380
DHT Holdings, Inc.	344,644	3,935,834
Diamondback Energy, Inc.	206,146	41,462,145
*DMC Global, Inc.	43,714	692,867
#Dorian LPG, Ltd.	93,593	3,867,263
*Dril-Quip, Inc.	74,817	1,360,173
DT Midstream, Inc.	179,151	11,143,192
Energy Services of America Corp.	12,384	85,697
EnLink Midstream LLC	799,622	10,970,814
EOG Resources, Inc.	384,515	50,805,967
Epsilon Energy, Ltd.	1,800	9,756
#EQT Corp.	259,217	10,392,010
Equitrans Midstream Corp.	728,885	9,861,814
#Evolution Petroleum Corp.	50,734	273,964
Excelerate Energy, Inc., Class A	7,330	123,584
*Expro Group Holdings NV	196,869	3,693,262
Exxon Mobil Corp.	2,382,208	281,743,740
*Forum Energy Technologies, Inc.	2,296	42,820
FutureFuel Corp.	109,466	593,306
*Geospace Technologies Corp.	21,262	258,333
Granite Ridge Resources, Inc.	13,868	90,419
*Green Plains, Inc.	111,942	2,313,841
*Gulf Island Fabrication, Inc.	12,974	89,521
*Gulfport Energy Corp.	30,232	4,798,121
*Hallador Energy Co.	13,836	70,702
Halliburton Co.	1,064,472	39,885,766
*Helix Energy Solutions Group, Inc.	348,553	3,743,459
#Helmerich & Payne, Inc.	179,561	7,062,134
Hess Corp.	257,605	40,570,211
HF Sinclair Corp.	277,699	15,065,171
International Seaways, Inc.	87,209	4,821,786
Kinder Morgan, Inc.	1,404,466	25,673,638
Kinetik Holdings, Inc.	42,943	1,646,435
*Kosmos Energy, Ltd.	750,039	4,252,721
Liberty Energy, Inc.	277,603	6,107,266
#Magnolia Oil & Gas Corp., Class A	315,936	7,920,516
*Mammoth Energy Services, Inc.	7,833	25,457
Marathon Oil Corp.	589,643	15,831,915
Marathon Petroleum Corp.	323,862	58,852,203
#Matador Resources Co.	216,251	13,472,437
Murphy Oil Corp.	249,421	11,134,153
#*Nabors Industries, Ltd.	17,779	1,280,621
NACCO Industries, Inc., Class A	11,458	315,553
*Natural Gas Services Group, Inc.	25,334	559,375
*NCS Multistage Holdings, Inc.	1,416	23,222
#New Fortress Energy, Inc.	241,216	6,319,859
*Newpark Resources, Inc.	194,725	1,351,392
Noble Corp. PLC	143,664	6,375,808
Nordic American Tankers, Ltd.	482,888	1,883,263
#Northern Oil & Gas, Inc.	174,017	7,098,153
NOV, Inc.	400,702	7,408,980
#Occidental Petroleum Corp.	586,180	38,769,945
*Oceaneering International, Inc.	186,417	4,270,813
*Oil States International, Inc.	135,840	542,002

12

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
ONEOK, Inc.	453,241	$35,860,428
Overseas Shipholding Group, Inc., Class A	142,176	864,430
Ovintiv, Inc.	406,296	20,851,111
*Par Pacific Holdings, Inc.	136,746	4,211,777
Patterson-UTI Energy, Inc.	386,136	4,177,992
PBF Energy, Inc., Class A	212,804	11,336,069
Peabody Energy Corp.	215,324	4,724,209
#Permian Resources Corp.	601,276	10,071,373
Phillips 66	211,353	30,267,863
PHX Minerals, Inc.	36,557	122,466
Pioneer Natural Resources Co.	122,871	33,091,618
*PrimeEnergy Resources Corp.	892	91,394
*ProPetro Holding Corp.	248,057	2,163,057
Range Resources Corp.	398,547	14,311,823
Ranger Energy Services, Inc.	66,275	652,146
*REX American Resources Corp.	41,447	2,293,263
RPC, Inc.	440,165	2,944,704
Schlumberger NV	752,573	35,732,166
Scorpio Tankers, Inc.	86,898	6,114,143
*SEACOR Marine Holdings, Inc.	34,297	419,109
*Seadrill, Ltd.	117,925	5,725,259
Select Water Solutions, Inc.	238,919	2,207,612
SFL Corp., Ltd.	407,096	5,426,590
*SilverBow Resources, Inc.	53,419	1,641,032
#Sitio Royalties Corp., Class A	38,961	905,454
SM Energy Co.	212,705	10,314,065
*Smart Sand, Inc.	6,224	13,008
Solaris Oilfield Infrastructure, Inc., Class A	64,576	568,915
*Southwestern Energy Co.	1,891,066	14,164,084
*Stabilis Solutions, Inc.	45	185
*Talos Energy, Inc.	221,764	2,922,850
Targa Resources Corp.	240,672	27,451,048
TechnipFMC PLC	575,473	14,743,618
*Teekay Corp.	208,303	1,524,778
Teekay Tankers, Ltd., Class A	67,743	3,947,385
*TETRA Technologies, Inc.	220,213	944,714
#Texas Pacific Land Corp.	24,971	14,390,787
#*Tidewater, Inc.	74,566	6,848,887
#*Transocean, Ltd.	1,306,252	6,818,635
#*Uranium Energy Corp.	482,137	3,254,425
*US Silica Holdings, Inc.	173,635	2,679,188
VAALCO Energy, Inc.	60,240	385,536
*Valaris, Ltd.	104,381	6,791,028
Valero Energy Corp.	286,833	45,855,992
*Vital Energy, Inc.	67,122	3,558,808
#Vitesse Energy, Inc.	60,849	1,350,239
#W&T Offshore, Inc.	144,634	325,427
*Weatherford International PLC	115,300	14,253,386
Williams Cos., Inc. (The)	766,746	29,412,377
World Kinect Corp.	141,928	3,335,308

TOTAL ENERGY		1,743,640,248

FINANCIALS — (14.7%)
1st Source Corp.	53,508	2,653,997
*Acacia Research Corp.	77,860	379,178
#ACNB Corp.	9,609	312,677
Affiliated Managers Group, Inc.	60,287	9,410,801
*Affinity Bancshares, Inc.	3,982	66,659
*Affirm Holdings, Inc.	309,093	9,853,885

13

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Aflac, Inc.	289,851	$24,246,036
Alerus Financial Corp.	1,456	28,683
Allstate Corp. (The)	187,939	31,960,906
Ally Financial, Inc.	387,632	14,865,687
Amalgamated Financial Corp.	63,030	1,546,756
#A-Mark Precious Metals, Inc.	54,117	2,168,468
*Ambac Financial Group, Inc.	103,791	1,499,780
Amerant Bancorp, Inc.	3,857	83,543
American Equity Investment Life Holding Co.	129,466	7,264,337
American Express Co.	422,320	98,835,550
American Financial Group, Inc.	122,852	15,694,343
American International Group, Inc.	390,226	29,387,920
Ameriprise Financial, Inc.	122,577	50,475,983
Ameris Bancorp	104,683	4,970,349
AMERISAFE, Inc.	33,750	1,539,000
AmeriServ Financial, Inc.	3,367	8,148
Ames National Corp.	7,932	152,691
#Aon PLC, Class A	70,532	19,890,729
#Apollo Global Management, Inc.	110,810	12,009,588
*Arch Capital Group, Ltd.	326,578	30,548,106
Ares Management Corp., Class A	38,165	5,079,380
Arrow Financial Corp.	39,048	869,599
Arthur J. Gallagher & Co.	65,790	15,440,255
#Artisan Partners Asset Management, Inc., Class A	93,741	3,836,819
*AssetMark Financial Holdings, Inc.	57,351	1,939,037
Associated Banc-Corp.	227,789	4,799,514
Associated Capital Group, Inc., Class A	3,204	104,098
Assurant, Inc.	68,063	11,870,187
Assured Guaranty, Ltd.	106,720	8,185,424
Atlantic Union Bankshares Corp.	181,268	5,758,884
#*Atlanticus Holdings Corp.	27,748	733,935
Auburn National Bancorp, Inc.	2,387	44,183
*AvidXchange Holdings, Inc.	275,908	3,217,087
Axis Capital Holdings, Ltd.	163,799	10,045,793
*Axos Financial, Inc.	110,376	5,586,129
#*Baldwin Insurance Group, Inc. (The), Class A	79,016	2,104,986
Banc of California, Inc.	109,852	1,503,874
BancFirst Corp.	56,974	5,080,372
*Bancorp, Inc. (The)	105,059	3,145,466
Bank of America Corp.	2,549,657	94,362,806
Bank of Hawaii Corp.	65,581	3,717,787
Bank of Marin Bancorp	2,310	33,172
Bank of New York Mellon Corp. (The)	657,099	37,119,523
Bank of NT Butterfield & Son, Ltd. (The)	103,196	3,508,664
Bank of the James Financial Group, Inc.	740	7,533
Bank OZK	255,688	11,416,469
Bank7 Corp.	1,938	52,907
BankFinancial Corp.	20,625	199,444
BankUnited, Inc.	118,046	3,155,370
Bankwell Financial Group, Inc.	6,736	154,456
Banner Corp.	82,890	3,616,491
Bar Harbor Bankshares	29,962	751,447
BayCom Corp.	20,768	410,791
BCB Bancorp, Inc.	38,152	359,392
*Berkshire Hathaway, Inc., Class B	625,364	248,100,660
Berkshire Hills Bancorp, Inc.	99,388	2,118,952
BGC Group, Inc., Class A	447,944	3,507,402
BlackRock, Inc.	33,461	25,251,009

14

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Blackstone, Inc.	91,187	$10,633,316
*Block, Inc.	345,246	25,202,958
*Blue Foundry Bancorp	9,704	82,872
BOK Financial Corp.	115,334	10,233,586
Bread Financial Holdings, Inc.	101,560	3,748,580
Bridge Investment Group Holdings, Inc., Class A	16,632	109,439
*Bridgewater Bancshares, Inc.	23,375	254,320
*Brighthouse Financial, Inc.	92,374	4,457,045
Brightsphere Investment Group, Inc.	53,718	1,194,688
Brookline Bancorp, Inc.	204,181	1,694,702
Brown & Brown, Inc.	170,733	13,921,569
Business First Bancshares, Inc.	2,032	41,026
*BV Financial, Inc.	911	9,593
Byline Bancorp, Inc.	36,601	793,144
C&F Financial Corp.	3,813	149,355
Cadence Bank	382,455	10,582,530
*California Bancorp	3,223	69,939
Cambridge Bancorp	9,461	580,622
Camden National Corp.	27,783	867,385
*Cannae Holdings, Inc.	3,256	63,329
*Cantaloupe, Inc.	4,652	26,935
Capital Bancorp, Inc.	1,405	27,257
Capital City Bank Group, Inc.	39,515	1,047,938
#Capital One Financial Corp.	230,142	33,009,267
Capitol Federal Financial, Inc.	409,155	1,951,669
Carlyle Group, Inc. (The)	266,805	11,952,864
*Carter Bankshares, Inc.	19,334	235,295
#Cass Information Systems, Inc.	20,929	903,924
Cathay General Bancorp	126,155	4,344,778
CB Financial Services, Inc.	611	13,570
Cboe Global Markets, Inc.	59,905	10,851,791
*CCUR Holdings, Inc.	1	2,600
Central Pacific Financial Corp.	58,970	1,175,862
CF Bankshares, Inc.	3,016	55,736
Charles Schwab Corp. (The)	773,715	57,216,224
Chemung Financial Corp.	3,869	163,136
ChoiceOne Financial Services, Inc.	500	12,430
Chubb, Ltd.	122,013	30,337,312
Cincinnati Financial Corp.	107,072	12,387,160
Citigroup, Inc.	563,981	34,588,955
Citizens & Northern Corp.	42,086	717,566
Citizens Community Bancorp, Inc.	11,952	131,472
Citizens Financial Group, Inc.	260,186	8,874,944
Citizens Financial Services, Inc.	194	7,838
#Citizens Holding Co.	1,333	10,424
#City Holding Co.	34,143	3,449,126
Civista Bancshares, Inc.	15,361	219,355
CME Group, Inc.	77,757	16,300,977
CNA Financial Corp.	203	8,920
CNB Financial Corp.	45,954	873,126
CNO Financial Group, Inc.	177,084	4,662,622
*Coastal Financial Corp.	27,785	1,074,724
Codorus Valley Bancorp, Inc.	11,817	262,337
#Cohen & Steers, Inc.	78,533	5,401,500
*Coinbase Global, Inc., Class A	95,939	19,564,840
Colony Bankcorp, Inc.	13,610	147,941
Columbia Banking System, Inc.	151,137	2,842,887
#*Columbia Financial, Inc.	88,728	1,472,885

15

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Comerica, Inc.	184,766	$9,269,710
Commerce Bancshares, Inc.	139,740	7,640,983
Community Bank System, Inc.	87,303	3,773,236
Community Trust Bancorp, Inc.	40,600	1,705,606
Community West Bancshares	44,862	770,281
ConnectOne Bancorp, Inc.	89,982	1,611,578
*Consumer Portfolio Services, Inc.	22,519	192,763
#Corebridge Financial, Inc.	289,037	7,676,823
Crawford & Co., Class A	47,269	438,656
Crawford & Co., Class B	51,124	472,897
#*Credit Acceptance Corp.	19,982	10,265,153
*CrossFirst Bankshares, Inc.	47,326	571,698
Cullen/Frost Bankers, Inc.	78,400	8,180,256
*Customers Bancorp, Inc.	66,973	3,058,657
CVB Financial Corp.	237,419	3,879,426
Diamond Hill Investment Group, Inc.	3,555	530,477
Dime Community Bancshares, Inc.	55,574	1,011,447
Discover Financial Services	319,528	40,493,783
Donegal Group, Inc., Class A	63,397	852,056
Donegal Group, Inc., Class B	1,947	25,253
*Donnelley Financial Solutions, Inc.	55,686	3,495,967
Eagle Bancorp Montana, Inc.	6,005	76,864
Eagle Bancorp, Inc.	15,165	280,401
East West Bancorp, Inc.	231,338	17,232,368
Eastern Bankshares, Inc.	206,235	2,590,312
*eHealth, Inc.	50,459	215,965
Employers Holdings, Inc.	57,330	2,441,685
Enact Holdings, Inc.	134,930	4,011,469
*Encore Capital Group, Inc.	55,607	2,284,892
*Enova International, Inc.	73,853	4,470,322
*Enstar Group, Ltd.	25,835	7,501,709
Enterprise Bancorp, Inc.	15,094	366,784
Enterprise Financial Services Corp.	82,505	3,136,015
Equitable Holdings, Inc.	544,707	20,105,135
Equity Bancshares, Inc., Class A	35,929	1,196,795
#Erie Indemnity Co., Class A	19,513	7,466,845
Esquire Financial Holdings, Inc.	16,260	765,196
ESSA Bancorp, Inc.	7,776	125,971
Essent Group, Ltd.	192,202	10,180,940
*Euronet Worldwide, Inc.	80,861	8,302,807
Evans Bancorp, Inc.	4,468	114,336
Evercore, Inc.	61,918	11,238,117
Everest Group, Ltd.	33,963	12,444,383
#EVERTEC, Inc.	99,448	3,732,283
*EZCORP, Inc., Class A	114,838	1,260,921
#F&G Annuities & Life, Inc.	22,276	842,478
FactSet Research Systems, Inc.	22,944	9,565,124
Farmers & Merchants Bancorp, Inc.	8,235	168,817
Farmers National Banc Corp.	26,230	310,301
FB Financial Corp.	96,607	3,540,647
Federal Agricultural Mortgage Corp., Class A	695	102,526
Federal Agricultural Mortgage Corp., Class C	18,671	3,475,233
Federated Hermes, Inc.	135,569	4,453,442
*FFBW, Inc.	875	11,226
Fidelity D&D Bancorp, Inc.	867	39,362
Fidelity National Financial, Inc.	313,175	15,502,163
Fidelity National Information Services, Inc.	442,737	30,070,697
Fifth Third Bancorp	529,871	19,319,097

16

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Financial Institutions, Inc.	45,468	$782,959
Finward Bancorp	502	12,294
*Finwise Bancorp	10,079	106,938
First American Financial Corp.	183,954	9,854,416
First Bancorp	86,157	2,620,034
First Bancorp	372,834	6,431,387
First Bancorp, Inc. (The)	26,230	579,158
First Bancshares, Inc. (The)	67,812	1,623,419
First Bank	20,028	233,927
First Busey Corp.	133,865	2,990,544
First Business Financial Services, Inc.	7,546	249,546
First Capital, Inc.	2,650	72,875
First Citizens BancShares, Inc., Class A	13,458	22,700,416
First Commonwealth Financial Corp.	379,472	5,005,236
First Community Bankshares, Inc.	39,883	1,323,318
#First Community Corp.	5,860	96,866
First Financial Bancorp	154,193	3,409,207
#First Financial Bankshares, Inc.	190,259	5,624,056
First Financial Corp.	27,893	1,015,584
First Financial Northwest, Inc.	13,447	273,915
#First Foundation, Inc.	119,070	652,504
#First Guaranty Bancshares, Inc.	2,269	25,481
First Hawaiian, Inc.	232,608	4,905,703
First Horizon Corp.	586,990	8,757,891
First Internet Bancorp	9,763	303,141
First Interstate BancSystem, Inc., Class A	206,083	5,502,416
First Merchants Corp.	102,550	3,427,221
First Mid Bancshares, Inc.	32,063	992,670
First National Corp.	699	10,317
First Northwest Bancorp	10,403	106,631
First of Long Island Corp. (The)	31,665	299,868
First Savings Financial Group, Inc.	3,174	50,879
First United Corp.	10,132	228,882
First US Bancshares, Inc.	1,041	10,764
*First Western Financial, Inc.	3,314	55,244
FirstCash Holdings, Inc.	79,898	9,026,876
*Fiserv, Inc.	216,137	32,997,636
Five Star Bancorp	1,585	34,268
Flushing Financial Corp.	99,231	1,093,526
*Flywire Corp.	148,144	3,036,952
FNB Corp.	655,382	8,742,796
FNCB Bancorp, Inc.	14,553	80,478
Franklin Financial Services Corp.	3,936	119,143
Franklin Resources, Inc.	224,459	5,126,644
FS Bancorp, Inc.	9,357	291,658
#Fulton Financial Corp.	313,530	5,188,922
*Fundamental Global, Inc.	2,943	3,944
*FVCBankcorp, Inc.	10,670	122,812
*Genworth Financial, Inc.	769,015	4,560,259
German American Bancorp, Inc.	64,616	2,050,266
Glacier Bancorp, Inc.	195,094	7,058,501
Global Payments, Inc.	165,875	20,364,474
Globe Life, Inc.	153,305	11,677,242
Goldman Sachs Group, Inc. (The)	103,213	44,042,019
#*Goosehead Insurance, Inc., Class A	21,091	1,200,289
Great Southern Bancorp, Inc.	26,337	1,353,722
*Green Dot Corp., Class A	8,797	76,974
Greene County Bancorp, Inc.	716	21,065

17

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Greenlight Capital Re, Ltd., Class A	68,865	$834,644
#Guaranty Bancshares, Inc.	11,087	318,530
Hamilton Lane, Inc., Class A	46,660	5,212,855
Hancock Whitney Corp.	153,069	6,947,802
Hanmi Financial Corp.	54,354	831,616
Hanover Insurance Group, Inc. (The)	61,114	7,933,819
HarborOne Bancorp, Inc.	107,506	1,089,036
Hartford Financial Services Group, Inc. (The)	327,321	31,714,132
Hawthorn Bancshares, Inc.	4,727	86,173
HBT Financial, Inc.	1,051	19,396
#HCI Group, Inc.	21,565	2,462,292
Heartland Financial USA, Inc.	122,189	5,145,379
Heritage Commerce Corp.	116,837	927,686
Heritage Financial Corp.	65,892	1,168,924
*Heritage Global, Inc.	41,821	102,880
*Heritage Insurance Holdings, Inc.	59,761	610,160
Hilltop Holdings, Inc.	114,962	3,363,788
#Hingham Institution For Savings (The)	2,458	415,156
HMN Financial, Inc.	3,012	59,939
Home Bancorp, Inc.	10,355	362,425
Home BancShares, Inc.	346,300	8,200,384
Home Federal Bancorp, Inc. of Louisiana	603	6,995
HomeStreet, Inc.	46,119	564,958
HomeTrust Bancshares, Inc.	7,649	196,579
Hope Bancorp, Inc.	357,235	3,579,495
Horace Mann Educators Corp.	104,027	3,834,435
Horizon Bancorp, Inc.	76,065	873,226
Houlihan Lokey, Inc.	60,899	7,764,014
Huntington Bancshares, Inc.	1,028,683	13,856,360
*I3 Verticals, Inc., Class A	14,951	339,537
IF Bancorp, Inc.	723	11,929
Independent Bank Corp.	43,310	1,074,521
Independent Bank Corp.	71,296	3,581,911
Independent Bank Group, Inc.	52,694	1,962,325
Interactive Brokers Group, Inc.	46,737	5,380,363
Intercontinental Exchange, Inc.	141,973	18,280,443
International Bancshares Corp.	99,135	5,516,863
*International Money Express, Inc.	61,210	1,238,278
Invesco, Ltd.	379,767	5,381,298
Investar Holding Corp.	2,919	48,689
Investors Title Co.	3,615	579,954
Jack Henry & Associates, Inc.	110,647	18,001,160
Jackson Financial, Inc., Class A	133,819	9,142,514
Janus Henderson Group PLC	284,625	8,885,993
Jefferies Financial Group, Inc.	238,054	10,250,605
JPMorgan Chase & Co.	1,398,708	268,188,272
Kearny Financial Corp.	231,143	1,248,172
Kemper Corp.	110,537	6,445,412
Kentucky First Federal Bancorp	1,549	6,026
KeyCorp	792,337	11,480,963
*Kingstone Cos., Inc.	842	3,915
Kinsale Capital Group, Inc.	20,509	7,449,894
KKR & Co., Inc.	115,108	10,713,102
Lake Shore Bancorp, Inc.	1,678	19,482
Lakeland Bancorp, Inc.	51,997	633,843
#Lakeland Financial Corp.	59,858	3,517,855
Landmark Bancorp, Inc.	3,141	56,538
#Lazard, Inc.	83,441	3,212,479

18

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#LCNB Corp.	13,150	$185,415
#*Lemonade, Inc.	24,744	426,339
*LendingClub Corp.	264,112	1,986,122
*LendingTree, Inc.	30,411	1,467,939
Lincoln National Corp.	290,441	7,920,326
LINKBancorp, Inc.	3,451	22,880
Live Oak Bancshares, Inc.	102,619	3,316,646
*loanDepot, Inc., Class A	23,857	49,623
Loews Corp.	129,370	9,722,156
LPL Financial Holdings, Inc.	92,852	24,989,259
M&T Bank Corp.	111,872	16,153,198
Macatawa Bank Corp.	78,789	1,103,046
Magyar Bancorp, Inc.	5,272	60,048
*Markel Group, Inc.	8,912	12,997,261
MarketAxess Holdings, Inc.	43,334	8,670,700
*Marqeta, Inc., Class A	706,504	3,921,097
Marsh & McLennan Cos., Inc.	263,683	52,586,301
Mastercard, Inc., Class A	399,803	180,391,114
#MBIA, Inc.	36,763	231,239
Mercantile Bank Corp.	35,589	1,284,051
Merchants Bancorp	16,503	665,566
Mercury General Corp.	115,975	6,060,853
Meridian Corp.	10,651	98,628
MetLife, Inc.	294,566	20,937,751
Metrocity Bankshares, Inc.	3,554	81,671
*Metropolitan Bank Holding Corp.	1,750	69,475
MGIC Investment Corp.	485,182	9,839,491
Mid Penn Bancorp, Inc.	1,220	24,681
Middlefield Banc Corp.	4,154	89,186
Midland States Bancorp, Inc.	47,876	1,048,484
MidWestOne Financial Group, Inc.	27,012	544,832
#Moelis & Co., Class A	49,869	2,447,571
*Moneylion, Inc.	9,415	624,309
Moody’s Corp.	46,382	17,176,646
Morgan Stanley	515,656	46,842,191
Morningstar, Inc.	36,791	10,398,976
*Mr. Cooper Group, Inc.	20,109	1,552,415
MSCI, Inc.	22,169	10,326,099
MVB Financial Corp.	20,402	366,624
Nasdaq, Inc.	313,068	18,737,120
National Bank Holdings Corp., Class A	88,112	2,883,906
National Western Life Group, Inc., Class A	6,295	3,077,122
Navient Corp.	239,263	3,593,730
NBT Bancorp, Inc.	106,538	3,729,895
*NCR Atleos Corp.	105,450	2,101,619
Nelnet, Inc., Class A	34,369	3,236,872
*NerdWallet, Inc., Class A	73,997	930,142
#New York Community Bancorp, Inc.	369,641	979,549
*NI Holdings, Inc.	15,698	233,429
Nicolet Bankshares, Inc.	32,486	2,486,154
*NMI Holdings, Inc., Class A	146,588	4,523,706
Northeast Bank	12,143	628,036
Northeast Community Bancorp, Inc.	2,647	41,770
Northern Trust Corp.	133,337	10,985,635
Northfield Bancorp, Inc.	147,952	1,233,920
Northrim Bancorp, Inc.	6,426	307,163
Northwest Bancshares, Inc.	305,189	3,235,003
Norwood Financial Corp.	4,164	100,311

19

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Oak Valley Bancorp	5,263	$127,101
OceanFirst Financial Corp.	139,248	2,055,300
*Ocwen Financial Corp.	14,001	326,783
OFG Bancorp	112,324	4,056,020
Ohio Valley Banc Corp.	6,974	163,889
Old National Bancorp	593,302	9,813,215
Old Point Financial Corp.	2,663	37,548
Old Republic International Corp.	328,534	9,810,025
Old Second Bancorp, Inc.	95,794	1,312,378
OneMain Holdings, Inc.	254,861	13,280,807
OP Bancorp	10,911	99,617
*Open Lending Corp.	123,915	631,966
Oppenheimer Holdings, Inc., Class A	10,148	406,427
*OptimumBank Holdings, Inc.	1,400	5,950
Orange County Bancorp, Inc.	886	38,284
Origin Bancorp, Inc.	62,873	1,867,328
Orrstown Financial Services, Inc.	10,602	277,984
*Oscar Health, Inc., Class A	408,982	7,104,017
Pacific Premier Bancorp, Inc.	116,281	2,500,041
*Palomar Holdings, Inc.	40,901	3,217,682
#Park National Corp.	24,740	3,258,505
Parke Bancorp, Inc.	19,361	318,682
Pathfinder Bancorp, Inc.	610	7,759
Pathward Financial, Inc.	58,056	2,924,281
*Patriot National Bancorp, Inc.	2,200	7,986
*Paymentus Holdings, Inc., Class A	7,623	155,585
*Payoneer Global, Inc.	469,779	2,320,708
*PayPal Holdings, Inc.	331,323	22,503,458
*Paysafe, Ltd.	128,288	1,824,255
*Paysign, Inc.	9,327	42,904
PCB Bancorp	9,548	139,019
Peapack-Gladstone Financial Corp.	33,180	742,568
Penns Woods Bancorp, Inc.	5,436	95,021
PennyMac Financial Services, Inc.	85,019	7,281,027
Peoples Bancorp of North Carolina, Inc.	8,039	233,855
Peoples Bancorp, Inc.	82,217	2,387,582
Peoples Financial Services Corp.	3,704	140,270
Pinnacle Financial Partners, Inc.	114,676	8,795,649
*Pioneer Bancorp, Inc.	20,166	178,570
Piper Sandler Cos.	24,437	4,784,520
#PJT Partners, Inc., Class A	12,776	1,207,204
Plumas Bancorp	3,540	124,466
PNC Financial Services Group, Inc. (The)	147,012	22,531,059
*Ponce Financial Group, Inc.	35,214	283,121
Popular, Inc.	127,358	10,824,156
*PRA Group, Inc.	74,044	1,761,507
Preferred Bank	30,966	2,343,817
Premier Financial Corp.	80,637	1,562,745
Primerica, Inc.	81,392	17,243,709
Primis Financial Corp.	51,471	500,298
Princeton Bancorp, Inc.	4,409	128,522
Principal Financial Group, Inc.	236,768	18,737,820
*ProAssurance Corp.	81,033	1,082,601
PROG Holdings, Inc.	100,326	3,334,836
Progressive Corp. (The)	111,819	23,286,307
Prosperity Bancshares, Inc.	182,852	11,331,338
*Provident Bancorp, Inc.	31,893	283,688
Provident Financial Holdings, Inc.	6,656	86,129

20

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Provident Financial Services, Inc.	178,642	$2,622,465
Prudential Financial, Inc.	380,006	41,983,063
QCR Holdings, Inc.	38,217	2,100,406
Radian Group, Inc.	213,254	6,369,897
Raymond James Financial, Inc.	164,562	20,076,564
RBB Bancorp	30,623	543,864
Red River Bancshares, Inc.	1,984	89,697
Regional Management Corp.	22,327	562,864
Regions Financial Corp.	627,709	12,095,952
Reinsurance Group of America, Inc.	78,887	14,751,080
*Remitly Global, Inc.	113,086	2,016,323
RenaissanceRe Holdings, Ltd.	61,088	13,393,544
Renasant Corp.	139,448	4,052,359
*Repay Holdings Corp.	262,619	2,670,835
Republic Bancorp, Inc., Class A	21,266	1,078,612
*Rhinebeck Bancorp, Inc.	4,613	35,843
#Richmond Mutual Bancorp, Inc.	5,489	59,665
Riverview Bancorp, Inc.	33,479	124,877
RLI Corp.	63,546	8,982,227
*Robinhood Markets, Inc., Class A	787,926	12,992,900
#*Rocket Cos., Inc., Class A	16,123	197,990
S&P Global, Inc.	84,409	35,099,794
S&T Bancorp, Inc.	92,328	2,783,689
Safety Insurance Group, Inc.	33,052	2,629,948
Sandy Spring Bancorp, Inc.	102,097	2,087,884
SB Financial Group, Inc.	8,346	111,669
Seacoast Banking Corp. of Florida	112,872	2,603,957
*Security National Financial Corp., Class A	19,540	128,573
SEI Investments Co.	156,471	10,319,262
Selective Insurance Group, Inc.	78,198	7,948,827
ServisFirst Bancshares, Inc.	82,286	4,851,583
#*Shift4 Payments, Inc., Class A	77,143	4,463,494
Shore Bancshares, Inc.	56,450	584,257
Sierra Bancorp	34,071	675,287
Silvercrest Asset Management Group, Inc., Class A	8,946	131,059
Simmons First National Corp., Class A	325,660	5,565,529
*SiriusPoint, Ltd.	337,234	3,972,617
#*Skyward Specialty Insurance Group, Inc.	13,291	464,122
SLM Corp.	455,048	9,642,467
SmartFinancial, Inc.	9,864	202,705
#*SoFi Technologies, Inc.	1,137,532	7,712,467
Sound Financial Bancorp, Inc.	3,063	122,489
South Plains Financial, Inc.	10,083	261,351
*Southern First Bancshares, Inc.	17,490	451,592
Southern Missouri Bancorp, Inc.	9,259	371,286
Southern States Bancshares, Inc.	2,812	67,966
Southside Bancshares, Inc.	44,093	1,175,519
SouthState Corp.	118,185	8,946,604
State Street Corp.	179,989	13,047,403
Stellar Bancorp, Inc.	119,605	2,655,231
StepStone Group, Inc., Class A	89,506	3,228,481
*Sterling Bancorp, Inc.	37,932	179,418
Stewart Information Services Corp.	60,910	3,777,029
Stifel Financial Corp.	111,302	8,895,256
Stock Yards Bancorp, Inc.	68,848	3,067,178
*StoneX Group, Inc.	61,882	4,492,633
Summit Financial Group, Inc.	8,194	216,895
Summit State Bank	8,120	80,956

21

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*SWK Holdings Corp.	873	$15,138
Synchrony Financial	422,871	18,597,867
Synovus Financial Corp.	254,285	9,100,860
T. Rowe Price Group, Inc.	135,153	14,808,714
Territorial Bancorp, Inc.	13,311	100,232
*Texas Capital Bancshares, Inc.	81,059	4,652,787
TFS Financial Corp.	157,750	1,894,577
*Third Coast Bancshares, Inc.	941	18,274
Timberland Bancorp, Inc.	16,697	407,407
Tiptree, Inc.	81,869	1,304,173
#*Toast, Inc., Class A	149,120	3,523,706
Tompkins Financial Corp.	23,103	1,016,070
Towne Bank	114,197	2,954,276
Tradeweb Markets, Inc., Class A	47,093	4,789,829
Travelers Cos., Inc. (The)	192,851	40,915,268
TriCo Bancshares	71,754	2,494,887
*Triumph Financial, Inc.	52,748	3,711,349
Truist Financial Corp.	564,177	21,184,846
#*Trupanion, Inc.	16,731	376,448
TrustCo Bank Corp.	44,957	1,196,755
Trustmark Corp.	137,192	4,060,883
UMB Financial Corp.	85,518	6,812,364
Union Bankshares, Inc.	619	16,218
United Bancorp, Inc.	1,393	17,399
United Bancshares, Inc.	606	11,181
United Bankshares, Inc.	291,038	9,447,093
United Community Banks, Inc.	179,364	4,525,354
United Fire Group, Inc.	60,773	1,342,476
United Security Bancshares	40,825	290,674
Unity Bancorp, Inc.	11,664	313,995
Universal Insurance Holdings, Inc.	65,380	1,276,218
Univest Financial Corp.	92,616	1,932,896
Unum Group	231,088	11,716,162
#*Upstart Holdings, Inc.	12,895	285,366
US Bancorp	552,893	22,464,043
USCB Financial Holdings, Inc.	3,967	44,192
#UWM Holdings Corp.	19,230	121,149
Valley National Bancorp	706,697	4,953,946
Value Line, Inc.	1,300	47,060
*Velocity Financial, Inc.	9,953	170,694
Veritex Holdings, Inc.	129,325	2,519,251
Victory Capital Holdings, Inc., Class A	116,677	5,934,192
#Virginia National Bankshares Corp.	2,606	73,515
Virtu Financial, Inc., Class A	118,177	2,564,441
Virtus Investment Partners, Inc.	16,791	3,682,602
#Visa, Inc., Class A	754,340	202,623,267
Voya Financial, Inc.	114,629	7,813,113
W. R. Berkley Corp.	155,002	11,930,504
WaFd, Inc.	126,969	3,439,590
Walker & Dunlop, Inc.	57,403	5,259,837
Washington Trust Bancorp, Inc.	38,280	974,609
Waterstone Financial, Inc.	66,921	758,884
Webster Financial Corp.	184,347	8,079,929
Wells Fargo & Co.	1,353,478	80,288,315
WesBanco, Inc.	173,684	4,689,468
West Bancorp, Inc.	52,953	861,016
Westamerica Bancorp	62,542	2,911,330
Western Alliance Bancorp	178,820	10,162,341

22

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Western New England Bancorp, Inc.	104,774	$632,835
Western Union Co. (The)	490,628	6,594,040
Westwood Holdings Group, Inc.	18,611	231,521
*WEX, Inc.	69,822	14,750,596
White Mountains Insurance Group, Ltd.	4,292	7,631,777
William Penn Bancorp	1,088	13,317
Willis Towers Watson PLC	72,569	18,224,979
Wintrust Financial Corp.	115,859	11,196,614
WisdomTree, Inc.	327,976	2,918,986
*World Acceptance Corp.	14,198	1,953,219
WSFS Financial Corp.	107,905	4,610,781
WVS Financial Corp.	757	9,750
Zions Bancorp NA	258,464	10,540,162

TOTAL FINANCIALS		4,010,921,494

HEALTH CARE — (10.9%)
*10X Genomics, Inc., Class A	54,000	1,581,120
#*2seventy bio, Inc.	75,698	345,183
*4D Molecular Therapeutics, Inc.	113,568	2,717,682
Abbott Laboratories	680,768	72,140,985
AbbVie, Inc.	835,758	135,927,681
*Acadia Healthcare Co., Inc.	98,667	7,295,438
*ACADIA Pharmaceuticals, Inc.	25,704	429,514
*Accolade, Inc.	165,832	1,265,298
*Accuray, Inc.	8,743	18,623
*AdaptHealth Corp.	311,816	3,071,388
*Adaptive Biotechnologies Corp.	257,023	673,400
*Addus HomeCare Corp.	38,424	3,694,468
*ADMA Biologics, Inc.	181,351	1,182,409
*Adverum Biotechnologies, Inc.	64,077	622,828
Agilent Technologies, Inc.	188,493	25,831,081
*Agios Pharmaceuticals, Inc.	130,135	4,229,388
*Akoya Biosciences, Inc.	5,821	22,236
#*Alaunos Therapeutics, Inc.	12,820	16,153
*Alector, Inc.	17,520	89,002
*Align Technology, Inc.	40,915	11,553,578
*Alkermes PLC	267,013	6,552,499
#*Allogene Therapeutics, Inc.	413,477	1,141,197
*Alnylam Pharmaceuticals, Inc.	31,153	4,484,474
*Alpine Immune Sciences, Inc.	21,794	1,407,674
#*Altimmune, Inc.	98,569	645,627
*Amedisys, Inc.	38,102	3,507,289
*American Shared Hospital Services	10	30
#Amgen, Inc.	247,563	67,817,408
*AMN Healthcare Services, Inc.	58,003	3,479,020
*Amneal Pharmaceuticals, Inc.	489,794	2,963,254
*Amphastar Pharmaceuticals, Inc.	110,618	4,562,993
#*AN2 Therapeutics, Inc.	5,380	12,912
#*AnaptysBio, Inc.	40,066	975,206
*AngioDynamics, Inc.	31,061	179,843
*ANI Pharmaceuticals, Inc.	35,108	2,317,128
*Anika Therapeutics, Inc.	44,155	1,143,173
*Anixa Biosciences, Inc.	4,426	13,145
*Annexon, Inc.	139,923	636,650
*Apellis Pharmaceuticals, Inc.	9,537	421,440
*Aprea Therapeutics, Inc.	409	2,090
#*Apyx Medical Corp.	21,789	31,158
#*Arcturus Therapeutics Holdings, Inc.	61,541	1,573,603
*Arcus Biosciences, Inc.	150,031	2,284,972

23

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*Arrowhead Pharmaceuticals, Inc.	52,723	$1,192,594
*ARS Pharmaceuticals, Inc.	6,032	52,478
*Artivion, Inc.	82,531	1,619,258
*Arvinas, Inc.	101,680	3,230,374
#*Astrana Health, Inc.	68,809	2,556,254
*Astria Therapeutics, Inc.	3,201	29,385
*Atea Pharmaceuticals, Inc.	30,489	112,809
*Athira Pharma, Inc.	14,789	29,134
#*AtriCure, Inc.	90,259	2,177,047
#Atrion Corp.	1,761	745,414
*Aura Biosciences, Inc.	7,827	57,920
#*Avanos Medical, Inc.	161,098	2,912,652
*Avantor, Inc.	335,444	8,127,808
#*Avidity Biosciences, Inc.	140,535	3,391,110
*Axogen, Inc.	42,358	271,515
*Axonics, Inc.	65,413	4,354,543
*Aytu BioPharma, Inc.	890	2,563
*Azenta, Inc.	94,143	4,938,742
Baxter International, Inc.	231,430	9,342,829
#*Beam Therapeutics, Inc.	147,980	3,140,136
Becton Dickinson & Co.	91,285	21,415,461
*Bellerophon Therapeutics, Inc.	4,517	249
*Biogen, Inc.	74,781	16,064,454
*BioLife Solutions, Inc.	89,701	1,573,356
*BioMarin Pharmaceutical, Inc.	88,354	7,135,469
#*Bionano Genomics, Inc.	30,996	27,373
*Bio-Rad Laboratories, Inc., Class A	23,429	6,319,973
Bio-Techne Corp.	159,425	10,077,254
*Black Diamond Therapeutics, Inc.	100	557
#*Bluebird Bio, Inc.	241,368	214,118
*Blueprint Medicines Corp.	5,915	540,276
*Boston Scientific Corp.	506,998	36,437,946
*Bridgebio Pharma, Inc.	1,449	37,123
Bristol-Myers Squibb Co.	1,001,412	44,002,043
#*Brookdale Senior Living, Inc.	398,927	2,708,714
Bruker Corp.	212,526	16,579,153
#*C4 Therapeutics, Inc.	109,323	688,735
Cardinal Health, Inc.	137,674	14,185,929
*CareDx, Inc.	122,606	951,423
#*Caribou Biosciences, Inc.	204,394	741,950
*Castle Biosciences, Inc.	58,658	1,237,097
*Catalent, Inc.	183,073	10,224,627
*Catalyst Pharmaceuticals, Inc.	199,149	2,997,192
*Celldex Therapeutics, Inc.	3,744	140,101
#Cencora, Inc.	103,044	24,632,668
*Centene Corp.	430,245	31,433,700
*Certara, Inc.	244,985	4,191,693
*Charles River Laboratories International, Inc.	64,447	14,758,363
Chemed Corp.	21,875	12,425,000
Cigna Group (The)	154,227	55,065,208
*Codexis, Inc.	9,300	27,063
*Cogent Biosciences, Inc.	64,238	417,547
*Collegium Pharmaceutical, Inc.	65,757	2,428,406
*Community Health Systems, Inc.	136,646	450,932
CONMED Corp.	30,934	2,102,893
*Cooper Cos., Inc. (The)	107,921	9,611,444
*Corcept Therapeutics, Inc.	177,297	4,134,566
*CorVel Corp.	23,440	5,598,644

24

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Corvus Pharmaceuticals, Inc.	2,565	$3,976
*Crinetics Pharmaceuticals, Inc.	68,059	2,982,345
*Cross Country Healthcare, Inc.	75,503	1,328,853
#*CryoPort, Inc.	96,162	1,556,863
#*Cue Biopharma, Inc.	6,921	13,150
*Cullinan Therapeutics, Inc.	90,028	2,431,656
*Cumberland Pharmaceuticals, Inc.	3,702	5,923
*Curis, Inc.	1,122	17,223
CVS Health Corp.	451,222	30,552,242
*Cytek Biosciences, Inc.	219,036	1,316,406
#*Cytokinetics, Inc.	39,358	2,413,433
Danaher Corp.	184,864	45,591,160
*DaVita, Inc.	140,094	19,474,467
#*Day One Biopharmaceuticals, Inc.	159,092	2,720,473
#*Deciphera Pharmaceuticals, Inc.	161,392	4,078,376
*Definitive Healthcare Corp.	152,487	1,058,260
*Denali Therapeutics, Inc.	189,022	2,918,500
DENTSPLY SIRONA, Inc.	205,102	6,155,111
*Dexcom, Inc.	68,584	8,736,916
#*Dianthus Therapeutics, Inc.	1,100	23,485
#*Doximity, Inc., Class A	132,549	3,219,615
#*Dynavax Technologies Corp.	309,870	3,523,222
*Edgewise Therapeutics, Inc.	92,354	1,656,831
#*Editas Medicine, Inc.	156,165	813,620
*Edwards Lifesciences Corp.	93,678	7,931,716
*Ekso Bionics Holdings, Inc.	4,605	5,710
*Elanco Animal Health, Inc.	740,837	9,749,415
*Electromed, Inc.	2,251	39,145
Elevance Health, Inc.	109,542	57,901,710
*Elevation Oncology, Inc.	35,377	125,588
Eli Lilly & Co.	384,159	300,066,595
*Elicio Therapeutics, Inc.	1,572	14,462
Embecta Corp.	93,544	947,601
*Enanta Pharmaceuticals, Inc.	10,405	142,965
Encompass Health Corp.	151,265	12,612,476
*Enhabit, Inc.	103,588	1,045,203
*Enovis Corp.	105,010	5,799,702
Ensign Group, Inc. (The)	87,812	10,393,428
*Envista Holdings Corp.	400,606	7,883,926
#*Enzo Biochem, Inc.	58,631	60,976
*Evolent Health, Inc., Class A	150,528	4,175,647
*Evolus, Inc.	1,306	15,372
#*Exact Sciences Corp.	163,274	9,690,312
*Exelixis, Inc.	335,653	7,874,419
#*Fate Therapeutics, Inc.	256,900	1,014,755
*FONAR Corp.	10,241	161,193
#*Fortrea Holdings, Inc.	67,393	2,465,910
*Fulcrum Therapeutics, Inc.	128,860	918,772
#*Fulgent Genetics, Inc.	64,964	1,322,017
GE HealthCare Technologies, Inc.	362,769	27,657,509
Gilead Sciences, Inc.	753,632	49,136,806
*Glaukos Corp.	30,479	2,925,984
*Globus Medical, Inc.	82,312	4,098,314
*GlycoMimetics, Inc.	6,080	10,944
#*GoodRx Holdings, Inc., Class A	132,515	940,857
#*Gritstone bio, Inc.	46,603	37,282
*Haemonetics Corp.	67,911	6,244,416
*Halozyme Therapeutics, Inc.	180,882	6,891,604

25

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*Harmony Biosciences Holdings, Inc.	75,015	$2,318,714
*Harvard Bioscience, Inc.	74,055	282,890
HCA Healthcare, Inc.	35,951	11,138,339
*Health Catalyst, Inc.	110,671	688,374
*HealthEquity, Inc.	107,910	8,515,178
HealthStream, Inc.	65,151	1,678,941
*Henry Schein, Inc.	165,656	11,476,648
*Hims & Hers Health, Inc.	225,579	2,826,505
*Hologic, Inc.	169,824	12,867,564
Humana, Inc.	55,039	16,626,732
*ICU Medical, Inc.	31,537	3,088,103
*Ideaya Biosciences, Inc.	85,893	3,491,550
*IDEXX Laboratories, Inc.	54,783	26,994,871
*Illumina, Inc.	53,183	6,544,168
*ImmuCell Corp.	349	1,714
*Immunovant, Inc.	31,913	875,693
#*Inari Medical, Inc.	41,564	1,552,000
*Incyte Corp.	73,233	3,811,778
*InfuSystem Holdings, Inc.	3,825	28,726
#*Innoviva, Inc.	144,521	2,183,712
*Inogen, Inc.	19,548	132,926
*Inovio Pharmaceuticals, Inc.	22,082	252,839
*Inozyme Pharma, Inc.	59,876	264,053
*Insmed, Inc.	2,352	58,141
*Inspire Medical Systems, Inc.	1,350	326,241
*Instil Bio, Inc.	1,940	20,952
*Insulet Corp.	9,444	1,623,801
*Integer Holdings Corp.	57,890	6,462,261
*Integra LifeSciences Holdings Corp.	60,430	1,762,743
#*Intellia Therapeutics, Inc.	102,435	2,192,109
*Intra-Cellular Therapies, Inc.	6,506	467,196
*Intuitive Surgical, Inc.	28,947	10,728,337
*Invivyd, Inc.	5,897	13,091
#*Ionis Pharmaceuticals, Inc.	1,632	67,336
#*Iovance Biotherapeutics, Inc.	511,400	6,024,292
*IQVIA Holdings, Inc.	204,479	47,392,098
iRadimed Corp.	5,586	226,847
*IRIDEX Corp.	7,700	21,945
*Ironwood Pharmaceuticals, Inc.	105,757	819,617
*iTeos Therapeutics, Inc.	65,681	705,414
*Jazz Pharmaceuticals PLC	23,178	2,566,964
Johnson & Johnson	1,547,465	223,747,998
#*KalVista Pharmaceuticals, Inc.	43,016	488,232
*Keros Therapeutics, Inc.	45,857	2,585,876
*Kewaunee Scientific Corp.	1,676	59,833
#*Kiniksa Pharmaceuticals, Ltd., Class A	62,025	1,161,108
*Kodiak Sciences, Inc.	2,688	8,629
*KORU Medical Systems, Inc.	3,122	6,775
*Krystal Biotech, Inc.	37,137	5,686,417
*Kura Oncology, Inc.	137,486	2,697,475
#*Kymera Therapeutics, Inc.	78,568	2,641,456
Laboratory Corp. of America Holdings	61,566	12,397,545
*Lantern Pharma, Inc.	3,017	15,387
*Lantheus Holdings, Inc.	67,564	4,495,709
*Larimar Therapeutics, Inc.	11,061	76,210
*Leap Therapeutics, Inc.	4,170	12,927
#LeMaitre Vascular, Inc.	38,296	2,481,581
*LENSAR, Inc.	11,199	34,941

26

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*LENZ Therapeutics, Inc.	4,922	$78,112
#*Lexicon Pharmaceuticals, Inc.	73,524	113,227
#*LifeStance Health Group, Inc.	74,773	462,097
*Ligand Pharmaceuticals, Inc.	40,155	2,806,433
*LivaNova PLC	76,384	4,258,408
*Lumos Pharma, Inc.	3,695	10,605
*Lyra Therapeutics, Inc.	21,455	110,708
*MacroGenics, Inc.	83,537	1,234,677
#*Masimo Corp.	52,596	7,069,428
*MaxCyte, Inc.	192,588	699,094
McKesson Corp.	25,443	13,668,234
*MediciNova, Inc.	22,856	29,484
*Medpace Holdings, Inc.	36,810	14,295,164
Medtronic PLC	416,193	33,395,326
*MeiraGTx Holdings PLC	9,514	46,428
Merck & Co., Inc.	660,392	85,335,854
*Merit Medical Systems, Inc.	77,239	5,723,410
*Merrimack Pharmaceuticals, Inc.	1,329	19,589
Mesa Laboratories, Inc.	3,854	408,832
*Mettler-Toledo International, Inc.	11,559	14,214,102
*MiMedx Group, Inc.	36,839	226,928
*Moderna, Inc.	139,976	15,440,753
*ModivCare, Inc.	17,947	421,216
*Molina Healthcare, Inc.	49,885	17,065,659
*Monte Rosa Therapeutics, Inc.	3,772	20,067
#*Morphic Holding, Inc.	28,330	772,559
*Mural Oncology PLC	21,195	78,422
*Myriad Genetics, Inc.	285,648	5,590,131
#*Natera, Inc.	29,397	2,730,393
National HealthCare Corp.	34,497	3,134,742
National Research Corp.	16,859	577,421
*Nautilus Biotechnology, Inc.	62,103	157,742
#*Neogen Corp.	224,806	2,771,858
#*NeoGenomics, Inc.	210,110	2,924,731
*Neurocrine Biosciences, Inc.	43,185	5,939,665
*Neuronetics, Inc.	4,653	15,681
*Nevro Corp.	83,024	878,394
#*Nkarta, Inc.	10,284	68,697
#*Nurix Therapeutics, Inc.	101,268	1,217,241
#*Nuvalent, Inc., Class A	22,475	1,548,078
*Nuvation Bio, Inc.	55,692	166,519
*Ocuphire Pharma, Inc.	1,858	2,945
#*Olema Pharmaceuticals, Inc.	112,065	1,139,701
#*OmniAb Operations, Inc. - Earnout Shares	236,100	1,048,284
*Omnicell, Inc.	26,010	697,328
*Oncternal Therapeutics, Inc.	2,624	21,412
#*OPKO Health, Inc.	764,653	932,877
*OptimizeRx Corp.	7,088	72,298
*Option Care Health, Inc.	251,240	7,509,564
*OraSure Technologies, Inc.	168,766	892,772
*Organogenesis Holdings, Inc.	12,347	29,015
Organon & Co.	220,299	4,099,764
*ORIC Pharmaceuticals, Inc.	110,790	978,276
*Orthofix Medical, Inc.	4,960	64,480
*OrthoPediatrics Corp.	33,829	1,002,353
*Ovid therapeutics, Inc.	16,727	51,017
*Owens & Minor, Inc.	161,412	3,993,333
#*Pacific Biosciences of California, Inc.	15,865	26,177

27

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Pacira BioSciences, Inc.	28,790	$755,738
#*Paragon 28, Inc.	39,279	362,152
Patterson Cos., Inc.	161,538	4,114,373
*<»PDL BioPharma, Inc.	147,592	175,634
#*PDS Biotechnology Corp.	4,326	14,492
*Pediatrix Medical Group, Inc.	185,769	1,647,771
*Pennant Group, Inc. (The)	28,679	599,678
#*Penumbra, Inc.	16,559	3,253,347
Perrigo Co. PLC	427,674	13,967,833
*PetIQ, Inc.	65,911	1,075,668
Pfizer, Inc.	1,472,571	37,727,269
*PharmaCyte Biotech, Inc.	11,506	24,738
Phibro Animal Health Corp., Class A	40,166	670,772
*Phreesia, Inc.	43,850	909,449
#*Pliant Therapeutics, Inc.	114,424	1,352,492
#*Poseida Therapeutics, Inc.	10,439	25,262
*Praxis Precision Medicines, Inc.	8,152	447,300
#Premier, Inc., Class A	205,016	4,280,734
*Prestige Consumer Healthcare, Inc.	86,211	6,186,501
#*Privia Health Group, Inc.	115,077	2,117,417
*Pro-Dex, Inc.	1,084	20,184
*Progyny, Inc.	60,519	1,940,239
*Protagonist Therapeutics, Inc.	83,147	2,087,821
*Prothena Corp. PLC	48,177	979,920
*Puma Biotechnology, Inc.	5,138	26,050
*Quanterix Corp.	78,720	1,268,966
Quest Diagnostics, Inc.	76,094	10,514,669
*QuidelOrtho Corp.	108,099	4,383,414
*R1 RCM, Inc.	297,323	3,654,100
*RadNet, Inc.	99,033	4,803,101
*RAPT Therapeutics, Inc.	26,687	205,490
#*Recursion Pharmaceuticals, Inc., Class A	305,955	2,392,568
*Regeneron Pharmaceuticals, Inc.	49,780	44,337,055
*REGENXBIO, Inc.	117,778	1,807,892
*Relay Therapeutics, Inc.	116,995	762,807
*Relmada Therapeutics, Inc.	14,428	52,518
#*Repligen Corp.	50,547	8,299,817
*Replimune Group, Inc.	185,008	1,174,801
#ResMed, Inc.	66,724	14,278,269
*REVOLUTION Medicines, Inc.	196,154	7,312,621
Revvity, Inc.	85,905	8,802,685
*Rocket Pharmaceuticals, Inc.	107,688	2,317,446
*Sage Therapeutics, Inc.	19,177	267,327
#*Sana Biotechnology, Inc.	144,697	1,302,273
*Sarepta Therapeutics, Inc.	25,552	3,236,416
#*Scholar Rock Holding Corp.	5,633	82,636
#*Schrodinger, Inc.	58,865	1,435,129
#*scPharmaceuticals, Inc.	3,327	14,872
*SCYNEXIS, Inc.	5,217	8,817
Select Medical Holdings Corp.	194,979	5,531,554
*Semler Scientific, Inc.	1,383	35,308
*Sensus Healthcare, Inc.	4,166	15,664
*Sera Prognostics, Inc., Class A	3,276	38,296
#*Shattuck Labs, Inc.	13,668	143,241
*Shockwave Medical, Inc.	13,000	4,292,470
*SI-BONE, Inc.	52,381	746,953
#SIGA Technologies, Inc.	127,820	1,122,260
#Simulations Plus, Inc.	29,016	1,315,876

28

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Solventum Corp.	59,455	$3,865,170
#*Sotera Health Co.	143,671	1,609,115
*SpringWorks Therapeutics, Inc.	88,198	4,117,965
*STAAR Surgical Co.	24,939	1,146,196
*Standard BioTools, Inc.	315,068	781,369
STERIS PLC	56,417	11,540,662
#*Stoke Therapeutics, Inc.	4,792	52,856
Stryker Corp.	68,049	22,898,489
*Supernus Pharmaceuticals, Inc.	113,479	3,415,718
#*Surgery Partners, Inc.	128,289	3,200,811
*Surmodics, Inc.	10,887	279,687
*Sutro Biopharma, Inc.	170,429	578,606
*Syndax Pharmaceuticals, Inc.	59,352	1,254,108
*Tactile Systems Technology, Inc.	56,168	773,433
*Tandem Diabetes Care, Inc.	518	19,005
#*Tango Therapeutics, Inc.	10,042	77,323
*Taro Pharmaceutical Industries, Ltd.	38,017	1,614,962
#*Tarsus Pharmaceuticals, Inc.	50,135	1,575,743
Teleflex, Inc.	51,059	10,658,566
*Tenet Healthcare Corp.	137,061	15,390,580
*Terns Pharmaceuticals, Inc.	68,094	343,875
#*Theravance Biopharma, Inc.	113,767	960,193
Thermo Fisher Scientific, Inc.	151,655	86,249,232
*Travere Therapeutics, Inc.	25,126	138,947
#*Twist Bioscience Corp.	116,384	3,634,672
*UFP Technologies, Inc.	11,775	2,424,944
*Ultragenyx Pharmaceutical, Inc.	9,786	416,296
*United Therapeutics Corp.	61,203	14,341,699
UnitedHealth Group, Inc.	399,535	193,255,080
Universal Health Services, Inc., Class B	78,657	13,405,513
#US Physical Therapy, Inc.	25,105	2,548,409
Utah Medical Products, Inc.	4,158	275,260
*Vanda Pharmaceuticals, Inc.	87,224	415,186
*Varex Imaging Corp.	87,699	1,425,109
*Vaxcyte, Inc.	14,712	890,812
*Veeva Systems, Inc., Class A	66,456	13,195,503
*Veracyte, Inc.	193,644	3,789,613
*Veradigm, Inc.	141,522	1,130,761
*Vericel Corp.	28,840	1,322,891
*Vertex Pharmaceuticals, Inc.	49,535	19,457,843
#*Verve Therapeutics, Inc.	168,118	1,010,389
Viatris, Inc.	1,059,565	12,259,167
*Vir Biotechnology, Inc.	92,963	786,467
*Vor BioPharma, Inc.	4,653	8,003
*Voyager Therapeutics, Inc.	46,428	363,067
*Waters Corp.	38,556	11,915,346
*Werewolf Therapeutics, Inc.	14,236	88,833
West Pharmaceutical Services, Inc.	34,881	12,469,260
*Xencor, Inc.	177,172	3,709,982
*Xenon Pharmaceuticals, Inc.	97,879	3,978,781
*XOMA Corp.	2,975	75,387
#*Y-mAbs Therapeutics, Inc.	26,469	402,594
#*Zentalis Pharmaceuticals, Inc.	10,657	117,866
Zimmer Biomet Holdings, Inc.	137,536	16,542,830
*Zimvie, Inc.	65,300	992,560
Zoetis, Inc.	216,950	34,547,118
*Zymeworks, Inc.	137,202	1,177,193
*Zynex, Inc.	1	11

TOTAL HEALTH CARE		2,963,262,750

29

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (13.4%)
#*3D Systems Corp.	187,261	$627,324
3M Co.	237,823	22,952,298
A. O. Smith Corp.	183,311	15,185,483
AAON, Inc.	101,881	9,585,983
*AAR Corp.	65,524	4,530,329
ABM Industries, Inc.	112,351	4,909,739
ACCO Brands Corp.	228,317	1,100,488
Acme United Corp.	1,355	55,433
Acuity Brands, Inc.	40,002	9,932,497
*ACV Auctions, Inc., Class A	167,399	2,921,113
Advanced Drainage Systems, Inc.	104,709	16,439,313
AECOM	133,506	12,330,614
*AeroVironment, Inc.	36,200	5,784,398
#*AerSale Corp.	12,319	87,834
AGCO Corp.	131,164	14,977,617
*Air Industries Group	1,900	13,490
#Air Lease Corp.	202,709	10,184,100
*Air T, Inc.	300	7,746
*Air Transport Services Group, Inc.	77,781	997,152
Alamo Group, Inc.	16,749	3,255,671
*Alaska Air Group, Inc.	225,454	9,699,031
Albany International Corp.	45,293	3,612,117
*Alight, Inc., Class A	946,354	8,536,113
Allegiant Travel Co.	37,473	2,044,527
Allegion PLC	141,704	17,225,538
Allient, Inc.	23,439	688,872
Allison Transmission Holdings, Inc.	172,262	12,669,870
*Alpha Pro Tech, Ltd.	7,087	42,309
Alta Equipment Group, Inc.	1,600	17,776
#*Ameresco, Inc., Class A	45,693	956,354
#*American Airlines Group, Inc.	461,958	6,241,053
*American Superconductor Corp.	47,880	591,318
*American Woodmark Corp.	37,017	3,408,525
AMETEK, Inc.	161,926	28,281,995
*API Group Corp.	322,466	12,437,514
Apogee Enterprises, Inc.	43,835	2,708,126
Applied Industrial Technologies, Inc.	66,696	12,222,042
ARC Document Solutions, Inc.	8,209	21,672
ArcBest Corp.	43,254	4,797,301
#*Archer Aviation, Inc., Class A	312,102	1,210,956
Arcosa, Inc.	76,874	5,843,961
Argan, Inc.	29,095	1,753,265
Aris Water Solutions, Inc., Class A	84,722	1,188,650
Armstrong World Industries, Inc.	78,281	8,992,921
#*Array Technologies, Inc.	130,338	1,608,371
*Art’s-Way Manufacturing Co., Inc.	4,916	9,291
*ASGN, Inc.	78,470	7,568,431
Astec Industries, Inc.	45,890	1,918,202
*Astronics Corp.	31,381	526,259
*Astronics Corp., Class B	13,053	219,878
*Asure Software, Inc.	21,249	157,030
#Atkore, Inc.	78,657	13,788,572
Automatic Data Processing, Inc.	191,619	46,350,720
Avis Budget Group, Inc.	36,485	3,482,493
*Axon Enterprise, Inc.	19,422	6,091,905

30

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*AZEK Co., Inc. (The)	203,619	$9,293,171
AZZ, Inc.	50,718	3,632,930
Barnes Group, Inc.	95,108	3,302,150
Barrett Business Services, Inc.	10,242	1,244,403
*Beacon Roofing Supply, Inc.	112,847	11,118,815
BGSF, Inc.	14,231	121,960
#*Blade Air Mobility, Inc.	49,505	157,921
#*Blink Charging Co.	2,944	7,448
*Blue Bird Corp.	49,841	1,642,510
*BlueLinx Holdings, Inc.	19,863	2,178,375
*Boeing Co. (The)	81,889	13,744,250
Boise Cascade Co.	74,839	9,898,955
Booz Allen Hamilton Holding Corp.	108,096	15,962,536
*Bowman Consulting Group, Ltd.	2,367	76,904
Brady Corp., Class A	67,626	3,989,934
*BrightView Holdings, Inc.	213,754	2,404,732
Brink’s Co. (The)	73,311	6,411,780
Broadridge Financial Solutions, Inc.	69,699	13,480,484
*Broadwind, Inc.	5,183	10,988
*Builders FirstSource, Inc.	198,425	36,276,059
BWX Technologies, Inc.	154,033	14,751,740
*CACI International, Inc., Class A	25,681	10,329,669
#*Cadeler A/S, ADR	52,382	974,829
Cadre Holdings, Inc.	73,369	2,446,856
Carlisle Cos., Inc.	51,892	20,147,069
Carrier Global Corp.	672,887	41,375,822
*Casella Waste Systems, Inc.	81,488	7,366,515
Caterpillar, Inc.	314,548	105,238,324
*CBIZ, Inc.	96,250	6,851,075
*CECO Environmental Corp.	67,497	1,459,285
CH Robinson Worldwide, Inc.	89,631	6,363,801
#*Chart Industries, Inc.	29,358	4,229,313
*Cimpress PLC	25,705	2,191,865
Cintas Corp.	27,906	18,371,636
Civeo Corp.	7,706	178,933
#*Clarivate PLC	1,107,741	7,488,329
*Clean Harbors, Inc.	88,575	16,780,534
Columbus McKinnon Corp.	62,342	2,572,854
Comfort Systems USA, Inc.	51,870	16,049,097
*Commercial Vehicle Group, Inc.	38,945	234,059
CompX International, Inc.	294	9,258
#Concentrix Corp.	54,183	2,962,185
*Concrete Pumping Holdings, Inc.	12,147	80,778
*Conduent, Inc.	466,160	1,468,404
*Construction Partners, Inc., Class A	60,888	3,144,256
Copa Holdings SA, Class A	51,705	4,937,828
*Copart, Inc.	226,300	12,290,353
*Core & Main, Inc., Class A	301,204	17,008,990
Costamare, Inc.	250,174	2,997,085
Covenant Logistics Group, Inc.	23,602	1,066,574
CRA International, Inc.	11,114	1,612,530
Crane Co.	69,840	9,778,298
CSG Systems International, Inc.	58,936	2,784,137
CSW Industrials, Inc.	19,410	4,612,204
CSX Corp.	1,040,999	34,581,987
Cummins, Inc.	121,668	34,369,993
Curtiss-Wright Corp.	51,399	13,025,535
*Custom Truck One Source, Inc.	331,373	1,653,551

31

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
#*Dayforce, Inc.	151,464	$9,295,346
Deere & Co.	177,342	69,413,432
Delta Air Lines, Inc.	865,297	43,325,421
#Deluxe Corp.	95,315	1,882,471
*Distribution Solutions Group, Inc.	10,240	337,613
*DLH Holdings Corp.	1,784	18,946
*DNOW, Inc.	281,719	3,975,055
Donaldson Co., Inc.	164,958	11,909,968
Douglas Dynamics, Inc.	33,958	768,809
Dover Corp.	90,683	16,259,462
*Driven Brands Holdings, Inc.	28,512	408,577
*Ducommun, Inc.	31,921	1,726,607
#Dun & Bradstreet Holdings, Inc.	732,505	6,665,796
*DXP Enterprises, Inc.	35,043	1,708,697
*Dycom Industries, Inc.	50,885	7,124,918
Eastern Co. (The)	4,814	153,037
Eaton Corp. PLC	108,510	34,534,393
EMCOR Group, Inc.	54,387	19,425,405
Emerson Electric Co.	160,506	17,299,337
Encore Wire Corp.	25,825	7,214,472
*Energy Recovery, Inc.	41,571	619,408
Enerpac Tool Group Corp.	109,232	3,891,936
EnerSys	70,646	6,389,931
Ennis, Inc.	60,562	1,205,184
Enpro, Inc.	32,238	4,839,891
*Enviri Corp.	170,059	1,323,059
Equifax, Inc.	78,534	17,292,401
Esab Corp.	84,510	8,947,919
ESCO Technologies, Inc.	44,714	4,536,235
Espey Mfg. & Electronics Corp.	1,611	40,758
EVI Industries, Inc.	1,933	39,665
*ExlService Holdings, Inc.	249,527	7,236,283
Expeditors International of Washington, Inc.	139,589	15,537,652
Exponent, Inc.	70,499	6,479,563
Fastenal Co.	363,162	24,673,226
Federal Signal Corp.	94,361	7,671,549
FedEx Corp.	122,309	32,018,050
Ferguson PLC	224,145	47,048,036
#First Advantage Corp.	161,832	2,637,862
Flowserve Corp.	189,703	8,946,393
#*Fluence Energy, Inc.	6,376	113,748
*Fluor Corp.	187,309	7,554,172
*Forrester Research, Inc.	12,633	229,794
Fortive Corp.	189,910	14,294,526
Fortune Brands Innovations, Inc.	188,668	13,791,631
#Forward Air Corp.	48,662	1,071,537
*Franklin Covey Co.	22,212	864,935
Franklin Electric Co., Inc.	63,631	6,125,756
FTAI Infrastructure, Inc.	84,043	608,471
*FTI Consulting, Inc.	43,727	9,350,144
*Gates Industrial Corp. PLC	482,480	8,501,298
GATX Corp.	60,607	7,415,873
*GE Vernova, Inc.	93,438	14,362,355
#Genco Shipping & Trading, Ltd.	101,232	2,160,291
*Gencor Industries, Inc.	22,337	379,059
#*Generac Holdings, Inc.	69,278	9,419,037
General Dynamics Corp.	79,147	22,722,312
General Electric Co.	373,753	60,480,710

32

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Genpact, Ltd.	170,894	$5,253,282
*Gibraltar Industries, Inc.	67,998	4,859,137
Global Industrial Co.	38,086	1,466,692
*GMS, Inc.	68,000	6,291,360
Gorman-Rupp Co. (The)	36,948	1,225,565
Graco, Inc.	108,797	8,725,519
#GrafTech International, Ltd.	397,626	683,917
*Graham Corp.	13,505	375,979
#Granite Construction, Inc.	77,171	4,282,991
*Great Lakes Dredge & Dock Corp.	149,425	986,205
#Greenbrier Cos., Inc. (The)	72,249	3,568,378
Griffon Corp.	68,312	4,475,802
*GXO Logistics, Inc.	201,115	9,987,371
H&E Equipment Services, Inc.	64,098	3,095,292
*Hawaiian Holdings, Inc.	32,174	408,610
*Hayward Holdings, Inc.	382,981	5,200,882
*Healthcare Services Group, Inc.	158,919	1,687,720
Heartland Express, Inc.	117,050	1,163,477
HEICO Corp.	19,954	4,138,460
HEICO Corp., Class A	34,162	5,665,768
Heidrick & Struggles International, Inc.	44,836	1,321,765
Helios Technologies, Inc.	65,122	2,937,002
Herc Holdings, Inc.	49,548	7,086,850
#*Hertz Global Holdings, Inc.	23,607	107,412
Hexcel Corp.	128,291	8,237,565
Hillenbrand, Inc.	107,517	5,130,711
*Hillman Solutions Corp.	379,386	3,626,930
HireQuest, Inc.	400	5,128
*HireRight Holdings Corp.	62,779	897,740
HNI Corp.	68,950	2,892,453
Honeywell International, Inc.	367,684	70,863,737
Howmet Aerospace, Inc.	256,211	17,102,084
Hub Group, Inc., Class A	121,842	4,900,485
Hubbell, Inc.	38,989	14,446,204
*Hudson Technologies, Inc.	91,148	904,188
Huntington Ingalls Industries, Inc.	48,500	13,431,105
Hurco Cos., Inc.	10,033	181,597
*Huron Consulting Group, Inc.	36,011	3,357,666
Hyster-Yale Materials Handling, Inc.	31,388	1,838,395
ICF International, Inc.	25,392	3,663,812
IDEX Corp.	43,336	9,553,855
*IES Holdings, Inc.	31,589	4,268,306
Illinois Tool Works, Inc.	133,369	32,556,707
Ingersoll Rand, Inc.	231,070	21,563,452
#*Innodata, Inc.	14,690	85,790
*Innovative Solutions and Support, Inc.	12,137	78,648
Insperity, Inc.	46,019	4,736,736
Insteel Industries, Inc.	40,560	1,301,976
Interface, Inc.	132,316	2,023,112
ITT, Inc.	104,734	13,546,296
Jacobs Solutions, Inc.	60,457	8,677,393
*Janus International Group, Inc.	259,634	3,741,326
JB Hunt Transport Services, Inc.	105,257	17,111,630
*JELD-WEN Holding, Inc.	182,889	3,749,224
#*JetBlue Airways Corp.	1,172,271	6,658,499
John Bean Technologies Corp.	49,521	4,411,826
Johnson Controls International PLC	540,239	35,153,352
Kadant, Inc.	14,828	4,059,758

33

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Karat Packaging, Inc.	1,252	$33,929
KBR, Inc.	184,679	11,993,054
Kelly Services, Inc., Class A	60,361	1,384,681
Kennametal, Inc.	141,729	3,334,883
#Kforce, Inc.	47,263	2,918,963
*Kirby Corp.	104,505	11,404,631
Knight-Swift Transportation Holdings, Inc.	180,767	8,356,858
Korn Ferry	86,779	5,269,221
*Kratos Defense & Security Solutions, Inc.	247,941	4,418,309
*L B Foster Co., Class A	14,585	339,101
L3Harris Technologies, Inc.	125,400	26,841,870
Landstar System, Inc.	50,672	8,837,704
*Legalzoom.com, Inc.	113,991	1,362,192
Leidos Holdings, Inc.	104,064	14,591,854
Lennox International, Inc.	24,248	11,237,008
*Leonardo DRS, Inc.	98,352	2,116,535
#*Limbach Holdings, Inc.	19,630	889,828
Lincoln Electric Holdings, Inc.	53,506	11,746,172
Lindsay Corp.	17,911	2,080,363
*LiqTech International, Inc.	499	1,352
*Liquidity Services, Inc.	45,662	788,126
Lockheed Martin Corp.	121,627	56,548,041
*LS Starrett Co. (The), Class A	1,538	24,777
LSI Industries, Inc.	57,096	833,602
*Lyft, Inc., Class A	1,760	27,526
*Manitex International, Inc.	43,889	228,662
*Manitowoc Co., Inc. (The)	80,718	976,688
ManpowerGroup, Inc.	78,016	5,886,307
Marten Transport, Ltd.	187,633	3,174,750
Masco Corp.	121,513	8,317,565
*Masonite International Corp.	33,524	4,443,606
*MasTec, Inc.	114,305	10,137,710
*Mastech Digital, Inc.	3,558	31,595
*Masterbrand, Inc.	233,205	3,887,527
*Matrix Service Co.	57,539	647,889
Matson, Inc.	77,005	8,299,599
Matthews International Corp., Class A	63,955	1,725,506
Maximus, Inc.	84,481	6,782,135
*Mayville Engineering Co., Inc.	10,437	143,613
#McGrath RentCorp	36,642	3,908,236
#MDU Resources Group, Inc.	356,746	8,811,626
*Mercury Systems, Inc.	110,658	3,120,556
*Middleby Corp. (The)	59,794	8,309,572
Miller Industries, Inc.	25,032	1,219,309
MillerKnoll, Inc.	133,625	3,398,084
*Mistras Group, Inc.	57,622	504,192
*Montrose Environmental Group, Inc.	70,304	3,052,600
Moog, Inc., Class A	39,490	6,281,674
*MRC Global, Inc.	197,753	2,220,766
MSA Safety, Inc.	38,502	6,945,761
MSC Industrial Direct Co., Inc.	98,503	8,987,414
#Mueller Industries, Inc.	206,604	11,532,635
Mueller Water Products, Inc., Class A	225,857	3,577,575
*MYR Group, Inc.	30,619	5,090,409
National Presto Industries, Inc.	10,388	851,712
*NEXTracker, Inc., Class A	90,608	3,877,116
NL Industries, Inc.	43,370	356,068
Nordson Corp.	34,242	8,840,942

34

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Norfolk Southern Corp.	113,633	$26,171,953
Northrop Grumman Corp.	47,195	22,890,991
*Northwest Pipe Co.	16,403	519,155
*NV5 Global, Inc.	36,527	3,405,777
nVent Electric PLC	209,013	15,063,567
Old Dominion Freight Line, Inc.	130,984	23,801,103
#Omega Flex, Inc.	4,389	290,815
*OPENLANE, Inc.	419,188	7,201,650
*Orion Group Holdings, Inc.	36,638	260,496
Oshkosh Corp.	99,152	11,131,795
Otis Worldwide Corp.	178,268	16,258,042
Owens Corning	146,374	24,621,571
PACCAR, Inc.	358,786	38,070,782
*PAM Transportation Services, Inc.	33,220	569,059
Pangaea Logistics Solutions, Ltd.	104,155	749,916
Park Aerospace Corp.	42,366	604,563
Parker-Hannifin Corp.	37,965	20,687,508
Park-Ohio Holdings Corp.	16,477	420,658
#*Parsons Corp.	123,064	9,661,755
Paychex, Inc.	223,073	26,503,303
Paycom Software, Inc.	44,711	8,404,774
#*Paycor HCM, Inc.	57,733	1,002,822
*Paylocity Holding Corp.	28,419	4,409,492
Pentair PLC	201,274	15,918,761
*Performant Financial Corp.	10,959	29,151
*Perma-Fix Environmental Services, Inc.	1,447	16,568
*Perma-Pipe International Holdings, Inc.	2,769	23,813
*Pioneer Power Solutions, Inc.	2,578	9,796
#Pitney Bowes, Inc.	145,842	621,287
#*Planet Labs PBC	312,137	527,512
Powell Industries, Inc.	20,369	2,912,767
Preformed Line Products Co.	9,485	1,147,970
Primoris Services Corp.	121,083	5,642,468
*Proto Labs, Inc.	56,895	1,734,160
Quad/Graphics, Inc.	71,195	319,666
Quanex Building Products Corp.	78,027	2,592,057
Quanta Services, Inc.	90,347	23,360,120
*Quest Resource Holding Corp.	6,334	64,227
*Radiant Logistics, Inc.	103,236	509,986
#*RBC Bearings, Inc.	24,482	5,987,073
*RCM Technologies, Inc.	14,148	268,105
Regal Rexnord Corp.	105,733	17,062,134
Republic Services, Inc.	149,117	28,585,729
*Resideo Technologies, Inc.	250,549	4,893,222
Resources Connection, Inc.	80,226	886,497
REV Group, Inc.	108,822	2,378,849
Robert Half, Inc.	156,123	10,794,344
#*Rocket Lab USA, Inc.	412,877	1,552,418
Rockwell Automation, Inc.	96,914	26,259,817
Rollins, Inc.	252,584	11,255,143
RTX Corp.	529,351	53,739,714
Rush Enterprises, Inc., Class A	122,747	5,391,048
Rush Enterprises, Inc., Class B	2,943	120,398
*RXO, Inc.	153,248	2,897,920
Ryder System, Inc.	78,592	9,576,435
*Saia, Inc.	27,956	11,093,779
#Schneider National, Inc., Class B	104,880	2,168,918
Science Applications International Corp.	75,165	9,673,736

35

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Sensata Technologies Holding PLC	204,495	$7,834,203
*Servotronics, Inc.	231	3,003
#*Shoals Technologies Group, Inc., Class A	134,336	1,135,139
Shyft Group, Inc. (The)	44,847	487,935
*SIFCO Industries, Inc.	436	1,371
Simpson Manufacturing Co., Inc.	64,444	11,206,167
*SiteOne Landscape Supply, Inc.	51,875	8,138,669
*SkyWest, Inc.	83,194	6,075,658
Snap-on, Inc.	39,745	10,650,070
#Southwest Airlines Co.	336,899	8,739,160
*SP Plus Corp.	23,809	1,215,688
*Spirit AeroSystems Holdings, Inc., Class A	44,026	1,408,832
*SPX Technologies, Inc.	66,034	8,043,602
SS&C Technologies Holdings, Inc.	153,147	9,478,268
Standex International Corp.	19,189	3,317,394
#Stanley Black & Decker, Inc.	76,763	7,016,138
Star Bulk Carriers Corp.	57,714	1,403,604
*Steel Connect, Inc.	924	11,541
Steelcase, Inc., Class A	208,269	2,505,476
*Stericycle, Inc.	157,155	7,029,543
#*Sterling Check Corp.	134,870	2,040,583
*Sterling Infrastructure, Inc.	51,784	5,261,254
*Sun Country Airlines Holdings, Inc.	133,741	1,780,093
#*Sunrun, Inc.	350,458	3,606,213
#*Symbotic, Inc.	1,000	38,570
*TaskUS, Inc., Class A	46,620	534,265
*Taylor Devices, Inc.	1,275	63,291
Tecnoglass, Inc.	84,053	4,669,144
Tennant Co.	33,906	3,949,371
Terex Corp.	114,605	6,423,610
Tetra Tech, Inc.	46,972	9,146,388
Textron, Inc.	127,658	10,798,590
*Thermon Group Holdings, Inc.	72,812	2,324,887
Timken Co. (The)	124,356	11,095,042
*Titan International, Inc.	121,221	1,335,855
*Titan Machinery, Inc.	54,576	1,214,862
#Toro Co. (The)	122,713	10,748,432
Trane Technologies PLC	92,419	29,328,245
*Transcat, Inc.	11,402	1,224,233
TransDigm Group, Inc.	9,805	12,236,934
TransUnion	155,867	11,378,291
*Trex Co., Inc.	132,899	11,768,206
TriNet Group, Inc.	80,347	8,064,428
Trinity Industries, Inc.	182,750	4,755,155
*Triumph Group, Inc.	81,372	1,087,130
*TrueBlue, Inc.	100,238	1,044,480
TTEC Holdings, Inc.	55,492	403,982
*Tutor Perini Corp.	111,394	1,852,482
Twin Disc, Inc.	10,132	162,923
*Uber Technologies, Inc.	122,847	8,141,071
UFP Industries, Inc.	102,588	11,561,668
#*U-Haul Holding Co.	15,875	1,003,776
U-Haul Holding Co.	223,959	13,733,166
*Ultralife Corp.	20,951	245,127
UniFirst Corp.	20,043	3,209,486
Union Pacific Corp.	393,954	93,430,131
*United Airlines Holdings, Inc.	416,083	21,411,631
United Parcel Service, Inc., Class B	394,741	58,216,403

36

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
United Rentals, Inc.	94,319	$63,004,149
Universal Logistics Holdings, Inc.	20,474	914,778
*Upwork, Inc.	260,643	3,049,523
*V2X, Inc.	39,170	1,902,879
Valmont Industries, Inc.	28,003	5,735,014
Veralto Corp.	60,968	5,711,482
Verisk Analytics, Inc.	111,862	24,381,442
*Verra Mobility Corp.	277,371	6,540,408
Vertiv Holdings Co., Class A	351,531	32,692,383
Vestis Corp.	213,284	3,928,691
*Viad Corp.	25,622	883,447
*Vicor Corp.	47,021	1,522,540
#Virco Mfg. Corp.	2,861	30,527
#*Virgin Galactic Holdings, Inc.	24,661	21,458
*VirTra, Inc.	2,424	38,202
VSE Corp.	32,426	2,531,498
Wabash National Corp.	106,609	2,463,734
Waste Management, Inc.	219,689	45,699,706
#Watsco, Inc.	20,077	8,988,874
Watsco, Inc., Class B	1,750	782,906
Watts Water Technologies, Inc., Class A	30,661	6,084,982
#Werner Enterprises, Inc.	120,353	4,116,073
WESCO International, Inc.	81,586	12,462,261
Westinghouse Air Brake Technologies Corp.	109,629	17,659,039
#*Wheels Up Experience, Inc.	47,217	105,766
*Willdan Group, Inc.	5,563	156,821
*Willis Lease Finance Corp.	4,690	227,981
#*WillScot Mobile Mini Holdings Corp.	341,420	12,618,883
Woodward, Inc.	71,213	11,562,143
WW Grainger, Inc.	36,062	33,225,724
#*Xometry, Inc., Class A	72,629	1,297,880
*XPO, Inc.	107,008	11,499,080
Xylem, Inc.	133,107	17,397,085
#Zurn Elkay Water Solutions Corp.	246,355	7,705,984

TOTAL INDUSTRIALS		3,643,156,286

INFORMATION TECHNOLOGY — (23.3%)
*8x8, Inc.	141,313	312,302
*908 Devices, Inc.	9,228	52,600
A10 Networks, Inc.	116,909	1,526,832
Accenture PLC, Class A	362,284	109,014,878
*ACI Worldwide, Inc.	178,885	6,099,978
Adeia, Inc.	207,089	2,037,756
*Adobe, Inc.	198,553	91,896,285
ADTRAN Holdings, Inc.	200,786	879,443
Advanced Energy Industries, Inc.	48,098	4,609,712
*Advanced Micro Devices, Inc.	360,384	57,077,618
*Aeva Technologies, Inc.	23,615	73,679
*Agilysys, Inc.	10,625	882,406
*Akamai Technologies, Inc.	83,848	8,462,779
*Alarm.com Holdings, Inc.	74,315	4,941,947
*Alithya Group, Inc., Class A	12,595	19,144
*Alkami Technology, Inc.	48,927	1,177,673
#*Allegro MicroSystems, Inc.	115,664	3,434,064
*Alpha & Omega Semiconductor, Ltd.	62,076	1,357,602
#*Altair Engineering, Inc., Class A	32,573	2,620,498
*Ambarella, Inc.	48,441	2,226,833
Amdocs, Ltd.	146,482	12,303,023
American Software, Inc., Class A	22,587	228,355

37

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Amkor Technology, Inc.	422,290	$13,661,082
Amphenol Corp., Class A	163,582	19,755,798
*AmpliTech Group, Inc.	6,471	15,077
*Amplitude, Inc., Class A	96,323	943,002
*Amtech Systems, Inc.	19,325	93,146
Analog Devices, Inc.	178,022	35,712,993
*ANSYS, Inc.	38,918	12,643,680
*Appfolio, Inc., Class A	1,769	401,174
Apple, Inc.	6,908,384	1,176,705,047
Applied Materials, Inc.	424,186	84,264,549
#*Applied Optoelectronics, Inc.	90,923	895,592
#*AppLovin Corp., Class A	214,569	15,142,134
*Arista Networks, Inc.	68,660	17,615,410
*Arrow Electronics, Inc.	77,149	9,849,613
#*Aspen Technology, Inc.	45,698	8,996,565
*AstroNova, Inc.	8,102	139,922
*Astrotech Corp.	6	55
*Atlassian Corp., Class A	10,383	1,788,991
#*Aurora Innovation, Inc.	1,764,348	4,896,066
*Autodesk, Inc.	75,716	16,116,151
*AvePoint, Inc.	153,001	1,188,818
*Aviat Networks, Inc.	15,937	533,093
Avnet, Inc.	149,579	7,309,926
*Axcelis Technologies, Inc.	43,632	4,516,785
*AXT, Inc.	61,704	185,112
*Backblaze, Inc., Class A	5,511	51,307
Badger Meter, Inc.	32,373	5,921,669
Bel Fuse, Inc., Class A	1,600	112,000
#Bel Fuse, Inc., Class B	22,779	1,337,583
Belden, Inc.	66,204	5,380,399
Benchmark Electronics, Inc.	80,836	2,442,056
#Bentley Systems, Inc., Class B	91,149	4,788,057
*BILL Holdings, Inc.	46,884	2,923,686
*BK Technologies Corp.	1,569	22,055
*Blackbaud, Inc.	64,432	5,020,541
*BlackLine, Inc.	39,754	2,307,720
#*Box, Inc., Class A	157,357	4,094,429
#*Brightcove, Inc.	78,351	139,465
Broadcom, Inc.	168,566	219,181,313
#*C3.ai, Inc., Class A	15,300	344,709
*Cadence Design Systems, Inc.	37,514	10,339,984
*Calix, Inc.	93,973	2,605,871
*CCC Intelligent Solutions Holdings, Inc.	426,093	4,780,763
CDW Corp.	115,997	28,055,034
*Cerence, Inc.	42,824	390,127
*CEVA, Inc.	43,929	890,441
*Ciena Corp.	149,736	6,922,295
*Cipher Mining, Inc.	69,939	260,173
*Cirrus Logic, Inc.	88,100	7,803,017
Cisco Systems, Inc.	2,164,422	101,684,546
#*Cleanspark, Inc.	414,849	6,795,227
#Clear Secure, Inc., Class A	7,774	135,812
#*Clearfield, Inc.	13,424	404,331
Climb Global Solutions, Inc.	3,335	214,974
*Cloudflare, Inc., Class A	29,147	2,547,448
*Coda Octopus Group, Inc.	2,126	14,159
Cognex Corp.	132,237	5,493,125
Cognizant Technology Solutions Corp., Class A	349,675	22,966,654

38

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Cognyte Software, Ltd.	33,883	$231,082
*Coherent Corp.	235,712	12,876,947
*Cohu, Inc.	113,788	3,450,052
*CommVault Systems, Inc.	10,861	1,112,927
#*Comtech Telecommunications Corp.	18,648	35,058
#*Confluent, Inc., Class A	43,232	1,215,684
*Consensus Cloud Solutions, Inc.	18,143	211,185
Corning, Inc.	684,848	22,860,226
*Corpay, Inc.	76,480	23,107,667
*Corsair Gaming, Inc.	88,848	986,213
*CPI Card Group, Inc.	213	3,674
#Crane NXT Co.	91,330	5,553,777
*Credo Technology Group Holding, Ltd.	113,473	2,027,763
*Crexendo, Inc.	1,912	7,801
*Crowdstrike Holdings, Inc., Class A	15,328	4,484,053
*CS Disco, Inc.	16,623	125,504
CSP, Inc.	3,994	52,202
CTS Corp.	60,384	2,762,568
*CVD Equipment Corp.	2,668	12,006
*Daktronics, Inc.	100,070	945,661
*Data I/O Corp.	1,148	3,272
*Datadog, Inc., Class A	27,419	3,441,085
*Dave, Inc.	391	17,126
Dell Technologies, Inc., Class C	80,209	9,997,250
*Diebold Nixdorf, Inc.	68,409	2,165,829
*Digi International, Inc.	73,379	2,249,800
*DigitalOcean Holdings, Inc.	84,145	2,765,005
*Diodes, Inc.	67,629	4,937,593
*DocuSign, Inc.	51,902	2,937,653
Dolby Laboratories, Inc., Class A	46,615	3,620,121
*DoubleVerify Holdings, Inc.	227,803	6,674,628
*Dropbox, Inc., Class A	162,024	3,752,476
*DXC Technology Co.	207,641	4,046,923
*Dynatrace, Inc.	87,759	3,976,360
#*E2open Parent Holdings, Inc.	628,914	3,050,233
#*Eastman Kodak Co.	89,506	402,777
*eGain Corp.	15,638	97,112
*Elastic NV	21,248	2,171,971
*Enfusion, Inc., Class A	5,366	49,957
*Enphase Energy, Inc.	72,974	7,936,652
Entegris, Inc.	81,882	10,883,755
*Envestnet, Inc.	67,680	4,200,898
*EPAM Systems, Inc.	31,543	7,420,806
*ePlus, Inc.	55,215	4,244,929
*Everbridge, Inc.	12,838	446,120
*EverCommerce, Inc.	3,929	35,361
*Everspin Technologies, Inc.	3,441	25,532
*Extreme Networks, Inc.	122,414	1,371,037
*F5, Inc.	69,836	11,544,589
*Fabrinet	51,565	8,924,355
*Fair Isaac Corp.	13,465	15,260,288
*FARO Technologies, Inc.	41,851	784,706
#*Fastly, Inc., Class A	208,553	2,638,195
*First Solar, Inc.	71,948	12,684,432
*Five9, Inc.	29,041	1,671,890
*Flex, Ltd.	520,186	14,903,329
*FormFactor, Inc.	102,100	4,552,639
*Fortinet, Inc.	279,207	17,640,298

39

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Franklin Wireless Corp.	202	$604
*Frequency Electronics, Inc.	5,305	50,928
*Freshworks, Inc., Class A	256,745	4,582,898
*Gartner, Inc.	56,895	23,474,308
Gen Digital, Inc.	707,864	14,256,381
*Gitlab, Inc., Class A	31,802	1,668,651
#*GLOBALFOUNDRIES, Inc.	62,342	3,047,277
*Globant SA	43,020	7,682,942
*GoDaddy, Inc., Class A	85,319	10,441,339
*Grid Dynamics Holdings, Inc.	133,404	1,303,357
#*GSI Technology, Inc.	8,177	32,136
*Guidewire Software, Inc.	65,415	7,221,816
Hackett Group, Inc. (The)	41,922	909,288
*Harmonic, Inc.	226,916	2,437,078
#*HashiCorp, Inc., Class A	136,632	4,435,075
Hewlett Packard Enterprise Co.	968,354	16,462,018
HP, Inc.	421,598	11,842,688
*HubSpot, Inc.	4,139	2,503,557
*Ichor Holdings, Ltd.	76,643	2,972,216
*Identiv, Inc.	1,600	8,064
Immersion Corp.	44,051	320,251
#*indie Semiconductor, Inc., Class A	105,878	595,034
#*Infinera Corp.	257,967	1,243,401
#*Informatica, Inc., Class A	84,984	2,631,954
Information Services Group, Inc.	104,320	351,558
#*Insight Enterprises, Inc.	48,732	8,897,001
*Instructure Holdings, Inc.	12,288	235,069
*Intapp, Inc.	44,438	1,374,023
Intel Corp.	1,684,474	51,325,923
#InterDigital, Inc.	59,615	5,885,789
International Business Machines Corp.	525,760	87,381,312
#*inTEST Corp.	8,241	92,876
*Intevac, Inc.	42,631	180,329
Intuit, Inc.	39,420	24,661,940
#*IonQ, Inc.	124,895	1,067,852
*IPG Photonics Corp.	74,119	6,224,514
*Issuer Direct Corp.	753	8,716
*Iteris, Inc.	21,217	95,052
*Itron, Inc.	75,923	6,994,027
Jabil, Inc.	215,036	25,236,625
*Jamf Holding Corp.	179,200	3,489,024
*JFrog, Ltd.	130,185	5,191,778
Juniper Networks, Inc.	386,246	13,449,086
*Key Tronic Corp.	5,745	24,818
*Keysight Technologies, Inc.	137,936	20,406,252
*Kimball Electronics, Inc.	58,243	1,219,026
KLA Corp.	61,749	42,562,968
*Knowles Corp.	268,004	4,242,503
Kulicke & Soffa Industries, Inc.	106,239	4,916,741
*KVH Industries, Inc.	37,382	179,434
*Kyndryl Holdings, Inc.	404,871	7,959,764
Lam Research Corp.	66,187	59,198,315
*Lantronix, Inc.	48,722	183,195
#*Lattice Semiconductor Corp.	110,163	7,557,182
*LGL Group, Inc. (The)	874	4,982
Littelfuse, Inc.	37,955	8,753,941
*LivePerson, Inc.	10,906	5,463
*LiveRamp Holdings, Inc.	146,556	4,705,913

40

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#*Lumentum Holdings, Inc.	97,830	$4,281,041
#*Luna Innovations, Inc.	63,290	130,377
#*MACOM Technology Solutions Holdings, Inc.	57,806	5,893,322
*Magnachip Semiconductor Corp.	54,054	271,351
*Manhattan Associates, Inc.	59,358	12,231,309
#*Marathon Digital Holdings, Inc.	194,031	3,116,138
Marvell Technology, Inc.	243,146	16,025,753
#*Matterport, Inc.	422,298	1,942,571
*MaxLinear, Inc.	156,573	3,255,153
*MeridianLink, Inc.	33,253	554,660
Methode Electronics, Inc.	79,906	974,054
Microchip Technology, Inc.	403,927	37,153,205
Micron Technology, Inc.	331,760	37,475,610
Microsoft Corp.	3,275,588	1,275,284,676
*Mirion Technologies, Inc.	358,609	3,898,080
*Mitek Systems, Inc.	84,682	1,069,534
#MKS Instruments, Inc.	56,354	6,704,999
#*Model N, Inc.	30,808	913,457
#*MongoDB, Inc.	4,161	1,519,514
Monolithic Power Systems, Inc.	18,951	12,684,473
Motorola Solutions, Inc.	58,653	19,892,165
#*M-Tron Industries, Inc.	437	12,131
*N-able, Inc.	229,686	2,815,950
#Napco Security Technologies, Inc.	45,937	1,869,636
#*Navitas Semiconductor Corp.	212,587	920,502
*nCino, Inc.	142,770	4,163,173
*NCR Voyix Corp.	215,969	2,645,620
NetApp, Inc.	166,994	17,068,457
*NETGEAR, Inc.	68,060	1,005,927
*NetScout Systems, Inc.	142,420	2,743,009
Network-1 Technologies, Inc.	4,315	8,155
*nLight, Inc.	107,673	1,226,395
#*Novanta, Inc.	32,124	5,027,406
*Nutanix, Inc., Class A	163,348	9,915,224
NVE Corp.	8,151	663,491
NVIDIA Corp.	1,170,677	1,011,488,342
NXP Semiconductors NV	112,765	28,889,265
*Okta, Inc.	138,203	12,850,115
*Olo, Inc., Class A	118,901	570,725
*ON Semiconductor Corp.	367,304	25,770,049
ON24, Inc.	83,055	547,332
*OneSpan, Inc.	140,223	1,517,213
*Onto Innovation, Inc.	59,931	11,116,601
*Optical Cable Corp.	306	857
Oracle Corp.	729,692	83,002,465
*OSI Systems, Inc.	31,743	4,172,300
*Palantir Technologies, Inc., Class A	338,347	7,433,484
*Palo Alto Networks, Inc.	26,448	7,693,459
#*PAR Technology Corp.	46,298	1,957,479
PC Connection, Inc.	51,197	3,172,678
*PDF Solutions, Inc.	65,236	1,962,299
Pegasystems, Inc.	60,236	3,579,223
*Perficient, Inc.	71,412	3,374,931
*Photronics, Inc.	134,254	3,679,902
*Plexus Corp.	51,868	5,239,187
Power Integrations, Inc.	70,470	4,701,758
*Powerfleet, Inc.	43,279	207,306
#*PowerSchool Holdings, Inc.	261,006	4,520,624

41

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Procore Technologies, Inc.	63,377	$4,336,254
Progress Software Corp.	83,721	4,170,980
*PTC, Inc.	42,251	7,497,017
*Pure Storage, Inc., Class A	89,016	4,486,406
*Q2 Holdings, Inc.	74,680	3,837,805
*Qorvo, Inc.	123,939	14,481,033
QUALCOMM, Inc.	615,079	102,010,852
*Qualys, Inc.	40,771	6,682,775
*Rambus, Inc.	87,953	4,821,583
*Red Violet, Inc.	746	12,518
*Ribbon Communications, Inc.	206,208	653,679
Richardson Electronics, Ltd.	16,506	173,808
#*Rigetti Computing, Inc.	35,361	45,262
#*Rimini Street, Inc.	12,311	32,747
#*Riot Platforms, Inc.	447,628	4,525,519
*Rogers Corp.	29,221	3,479,929
Roper Technologies, Inc.	20,116	10,288,529
Salesforce, Inc.	218,397	58,735,689
*Samsara, Inc., Class A	17,753	620,112
*Sanmina Corp.	91,265	5,537,048
Sapiens International Corp. NV	90,092	2,774,834
*ScanSource, Inc.	59,309	2,468,441
Seagate Technology Holdings PLC	111,070	9,542,024
*SecureWorks Corp., Class A	36,856	224,453
*SEMrush Holdings, Inc., Class A	9,367	114,652
*Semtech Corp.	81,755	3,075,623
*SentinelOne, Inc., Class A	318,159	6,722,700
*ServiceNow, Inc.	12,107	8,394,146
*Silicon Laboratories, Inc.	40,646	4,938,083
*SiTime Corp.	27,050	2,410,696
Skyworks Solutions, Inc.	102,559	10,931,764
#*SMART Global Holdings, Inc.	78,328	1,431,053
#*SmartRent, Inc.	29,651	68,790
*Smartsheet, Inc., Class A	61,942	2,343,266
*Snowflake, Inc., Class A	13,012	2,019,462
*SolarEdge Technologies, Inc.	22,747	1,334,112
SolarWinds Corp.	207,797	2,289,923
*Sono-Tek Corp.	1,792	7,992
*Sphere 3D Corp.	73,260	73,201
*Sprinklr, Inc., Class A	147,666	1,726,216
*SPS Commerce, Inc.	15,593	2,711,155
*Squarespace, Inc., Class A	18,244	635,986
*Stratasys, Ltd.	244,257	2,374,178
*Super Micro Computer, Inc.	19,649	16,874,561
*Synaptics, Inc.	54,972	4,945,281
*Synchronoss Technologies, Inc.	1,420	8,960
*Synopsys, Inc.	17,107	9,076,803
Taitron Components, Inc.	3,010	9,497
TD SYNNEX Corp.	131,286	15,470,742
TE Connectivity, Ltd.	199,441	28,216,913
*Teledyne Technologies, Inc.	27,584	10,522,744
*Telos Corp.	25,948	89,261
*Teradata Corp.	104,605	3,880,845
#Teradyne, Inc.	98,363	11,441,584
#*Terawulf, Inc.	54,102	117,401
Texas Instruments, Inc.	473,223	83,486,002
*Thoughtworks Holding, Inc.	5,414	12,560
*TransAct Technologies, Inc.	9,420	50,397

42

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Trimble, Inc.	187,229	$11,246,846
*Trio-Tech International	446	2,765
*TSR, Inc.	998	7,804
*TTM Technologies, Inc.	243,661	3,637,859
*Turtle Beach Corp.	29,938	422,126
*Twilio, Inc., Class A	179,142	10,727,023
*Tyler Technologies, Inc.	13,757	6,349,543
*UiPath, Inc., Class A	272,948	5,177,824
*Ultra Clean Holdings, Inc.	103,557	4,331,789
*Unisys Corp.	12,687	68,890
#*Unity Software, Inc.	347,070	8,423,389
Universal Display Corp.	50,660	8,003,267
*Upland Software, Inc.	7,785	16,816
*Varonis Systems, Inc.	86,660	3,791,375
#*Veeco Instruments, Inc.	99,943	3,531,986
*Verint Systems, Inc.	121,470	3,678,112
*VeriSign, Inc.	39,502	6,694,799
*Vertex, Inc., Class A	33,807	984,798
*Viant Technology, Inc., Class A	3,231	28,400
#*Viasat, Inc.	83,173	1,323,282
*Viavi Solutions, Inc.	244,519	1,931,700
*VirnetX Holding Corp.	200	1,052
#Vishay Intertechnology, Inc.	200,199	4,632,605
*Vishay Precision Group, Inc.	25,518	842,094
Vontier Corp.	274,194	11,140,502
*Western Digital Corp.	194,519	13,777,781
*WidePoint Corp.	401	778
#*Wolfspeed, Inc.	141,693	3,829,962
*Workday, Inc., Class A	15,743	3,852,784
Xerox Holdings Corp.	192,248	2,554,976
*Xperi, Inc.	85,503	898,637
*Yext, Inc.	52,235	286,770
*Zebra Technologies Corp.	42,507	13,371,002
*Zoom Video Communications, Inc., Class A	137,465	8,399,111
*Zscaler, Inc.	6,899	1,193,113

TOTAL INFORMATION TECHNOLOGY		6,347,962,960

MATERIALS — (4.0%)
AdvanSix, Inc.	50,679	1,280,151
Air Products and Chemicals, Inc.	66,985	15,831,235
#Albemarle Corp.	76,981	9,261,584
Alcoa Corp.	292,352	10,273,249
#Alpha Metallurgical Resources, Inc.	31,731	10,379,845
Amcor PLC	1,350,624	12,074,579
American Vanguard Corp.	33,279	379,048
*Ampco-Pittsburgh Corp.	39,892	81,779
AptarGroup, Inc.	78,511	11,335,418
#*Arcadium Lithium PLC	511,734	2,251,630
Arch Resources, Inc.	32,909	5,225,291
Ardagh Metal Packaging SA	21,997	86,888
*Arq, Inc.	26,905	208,783
*Ascent Industries Co.	9,171	94,186
Ashland, Inc.	84,837	8,087,511
*Aspen Aerogels, Inc.	150,251	2,352,931
#*ATI, Inc.	213,954	12,773,054
Avery Dennison Corp.	85,842	18,651,750
Avient Corp.	145,350	6,165,747
*Axalta Coating Systems, Ltd.	347,867	10,936,938
Balchem Corp.	44,927	6,351,779

43

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Ball Corp.	228,580	$15,902,311
Berry Global Group, Inc.	210,165	11,903,746
Cabot Corp.	99,041	9,035,510
Caledonia Mining Corp. PLC	2,055	20,160
Carpenter Technology Corp.	81,270	6,964,839
#Celanese Corp.	80,861	12,421,058
*Century Aluminum Co.	190,839	3,311,057
CF Industries Holdings, Inc.	176,569	13,943,654
Chemours Co. (The)	249,687	6,679,127
*Clearwater Paper Corp.	38,744	1,745,030
*Cleveland-Cliffs, Inc.	685,291	11,581,418
*Coeur Mining, Inc.	816,497	3,690,566
Commercial Metals Co.	207,431	11,147,342
#Compass Minerals International, Inc.	20,482	255,001
*Core Molding Technologies, Inc.	6,699	120,716
Corteva, Inc.	447,991	24,249,753
Crown Holdings, Inc.	204,358	16,771,661
*Dakota Gold Corp.	15,438	41,065
Dow, Inc.	659,583	37,530,273
DuPont de Nemours, Inc.	260,617	18,894,732
Eagle Materials, Inc.	69,640	17,459,444
Eastman Chemical Co.	162,276	15,325,345
Ecolab, Inc.	67,316	15,223,513
*Ecovyst, Inc.	292,841	2,761,491
Element Solutions, Inc.	436,915	10,105,844
Ferroglobe PLC	189,683	995,836
Flexible Solutions International, Inc.	6,450	13,738
FMC Corp.	52,281	3,085,102
Fortitude Gold Corp.	18,471	90,508
Freeport-McMoRan, Inc.	671,158	33,517,630
Friedman Industries, Inc.	9,326	181,204
*Gatos Silver, Inc.	44,424	425,138
*Glatfelter Corp.	48,428	69,252
Graphic Packaging Holding Co.	525,098	13,573,783
Greif, Inc., Class A	40,477	2,480,431
Greif, Inc., Class B	14,377	898,275
Hawkins, Inc.	41,578	3,150,365
Haynes International, Inc.	28,000	1,684,200
HB Fuller Co.	93,773	7,005,781
Hecla Mining Co.	642,431	3,038,699
Huntsman Corp.	351,067	8,376,459
*Idaho Strategic Resources, Inc.	656	5,584
*Ingevity Corp.	66,811	3,416,714
Innospec, Inc.	38,844	4,661,280
International Flavors & Fragrances, Inc.	143,947	12,185,114
International Paper Co.	437,254	15,277,655
*Intrepid Potash, Inc.	13,301	267,616
Kaiser Aluminum Corp.	33,841	3,062,272
*Knife River Corp.	76,955	6,017,111
Koppers Holdings, Inc.	50,117	2,570,000
Kronos Worldwide, Inc.	93,631	1,072,075
Linde PLC	188,880	83,288,525
Louisiana-Pacific Corp.	140,825	10,306,982
*LSB Industries, Inc.	137,681	1,280,433
LyondellBasell Industries NV, Class A	388,753	38,863,637
Martin Marietta Materials, Inc.	38,385	22,534,682
Materion Corp.	29,790	3,424,063
Mativ Holdings, Inc.	124,893	2,280,546

44

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Mercer International, Inc.	138,495	$1,402,954
*Metallus, Inc.	102,441	2,106,187
Minerals Technologies, Inc.	54,625	3,981,616
Mosaic Co. (The)	358,492	11,253,064
#*MP Materials Corp.	163,707	2,619,312
Myers Industries, Inc.	59,522	1,303,532
NewMarket Corp.	17,355	9,144,697
Newmont Corp.	604,883	24,582,445
*Nexa Resources SA	4,525	32,987
Northern Technologies International Corp.	14,527	257,128
Nucor Corp.	279,722	47,141,549
*O-I Glass, Inc.	193,574	2,895,867
Olin Corp.	239,326	12,511,963
Olympic Steel, Inc.	24,659	1,567,573
Orion SA	117,791	2,786,935
Packaging Corp. of America	85,264	14,748,967
Pactiv Evergreen, Inc.	128,999	1,965,945
*Perimeter Solutions SA	301,632	2,111,424
PPG Industries, Inc.	177,258	22,866,282
Quaker Chemical Corp.	29,159	5,439,028
Radius Recycling, Inc.	64,627	1,125,802
#Ramaco Resources, Inc., Class A	101,078	1,584,903
Ramaco Resources, Inc., Class B	3,616	40,174
*Ranpak Holdings Corp.	136,745	990,034
*Rayonier Advanced Materials, Inc.	164,713	614,379
Reliance, Inc.	66,969	19,067,414
Royal Gold, Inc.	53,892	6,474,046
RPM International, Inc.	139,313	14,893,953
Ryerson Holding Corp.	68,658	1,960,186
#Scotts Miracle-Gro Co. (The)	31,833	2,181,834
Sealed Air Corp.	201,834	6,353,734
Sensient Technologies Corp.	63,925	4,680,588
Sherwin-Williams Co. (The)	123,306	36,943,711
Silgan Holdings, Inc.	178,554	8,331,330
*Smith-Midland Corp.	323	11,538
Sonoco Products Co.	187,344	10,500,631
#Southern Copper Corp.	43,447	5,068,961
Steel Dynamics, Inc.	187,923	24,452,541
Stepan Co.	36,601	3,037,517
*Summit Materials, Inc., Class A	190,830	7,423,287
SunCoke Energy, Inc.	199,082	2,052,535
Sylvamo Corp.	72,399	4,524,937
Tredegar Corp.	69,577	443,901
TriMas Corp.	93,803	2,437,940
Tronox Holdings PLC	268,307	4,558,536
United States Lime & Minerals, Inc.	8,532	2,644,920
#United States Steel Corp.	336,421	12,279,366
*Universal Stainless & Alloy Products, Inc.	4,039	105,620
*US Gold Corp.	4,751	19,859
Vulcan Materials Co.	81,085	20,889,929
Warrior Met Coal, Inc.	61,720	4,218,562
Westlake Corp.	54,576	8,042,319
Westrock Co.	228,648	10,965,958
Worthington Steel, Inc.	90,717	2,793,176

TOTAL MATERIALS		1,102,702,298

45

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
REAL ESTATE — (0.3%)
*Altisource Portfolio Solutions SA	3,696	$7,355
*AMREP Corp.	7,242	146,897
*Anywhere Real Estate, Inc.	212,647	1,033,465
*CBRE Group, Inc., Class A	183,618	15,954,568
*CKX Lands, Inc.	39	548
*Compass, Inc., Class A	580,846	1,829,665
*Comstock Holding Cos., Inc.	285	2,083
*CoStar Group, Inc.	228,639	20,927,328
*Cushman & Wakefield PLC	397,174	3,832,729
#DigitalBridge Group, Inc.	206,403	3,393,265
Douglas Elliman, Inc.	23,717	32,255
#eXp World Holdings, Inc.	1,746	17,390
*Forestar Group, Inc.	105,322	3,263,929
*FRP Holdings, Inc.	27,178	823,765
*Howard Hughes Holdings, Inc.	49,829	3,246,858
*J.W. Mays, Inc.	362	15,874
*Jones Lang LaSalle, Inc.	49,893	9,015,665
#Kennedy-Wilson Holdings, Inc.	311,121	2,672,529
Marcus & Millichap, Inc.	91,516	2,898,312
*Maui Land & Pineapple Co., Inc.	1,108	21,584
Newmark Group, Inc., Class A	305,513	2,923,759
*Opendoor Technologies, Inc.	1,097,205	2,183,438
*Rafael Holdings, Inc., Class B	16,227	25,801
RE/MAX Holdings, Inc.	4,269	29,968
RMR Group, Inc. (The), Class A	25,464	604,006
St. Joe Co. (The)	77,330	4,423,276
*Stratus Properties, Inc.	14,287	324,029
*Tejon Ranch Co.	62,786	1,053,549
*Zillow Group, Inc., Class A	59,351	2,492,742
*Zillow Group, Inc., Class C	166,513	7,088,459

TOTAL REAL ESTATE		90,285,091

UTILITIES — (1.8%)
AES Corp. (The)	332,070	5,944,053
ALLETE, Inc.	56,050	3,319,281
Alliant Energy Corp.	162,960	8,115,408
#*Altus Power, Inc.	317,780	1,166,253
Ameren Corp.	85,349	6,304,731
American Electric Power Co., Inc.	235,009	20,217,824
American States Water Co.	41,605	2,947,298
American Water Works Co., Inc.	66,014	8,074,832
Artesian Resources Corp., Class A	6,405	224,047
Atmos Energy Corp.	55,150	6,502,185
Avangrid, Inc.	70,042	2,558,634
Avista Corp.	70,437	2,534,323
Black Hills Corp.	88,582	4,863,152
Brookfield Renewable Corp., Class A	108,316	2,517,264
California Water Service Group	52,490	2,578,309
CenterPoint Energy, Inc.	206,277	6,010,912
Chesapeake Utilities Corp.	14,492	1,534,268
Clearway Energy, Inc., Class A	21,872	474,841
Clearway Energy, Inc., Class C	75,672	1,769,211
CMS Energy Corp.	91,272	5,531,996
Consolidated Edison, Inc.	188,493	17,793,739
Consolidated Water Co., Ltd.	13,473	342,888
Constellation Energy Corp.	132,645	24,664,011
Dominion Energy, Inc.	343,283	17,500,567
DTE Energy Co.	73,903	8,152,979
Duke Energy Corp.	111,459	10,951,961
Edison International	147,542	10,484,335
Entergy Corp.	80,377	8,573,815

46

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
Essential Utilities, Inc.	120,189	$4,396,514
Evergy, Inc.	126,644	6,642,478
Eversource Energy	131,811	7,990,383
Exelon Corp.	425,453	15,988,524
FirstEnergy Corp.	194,791	7,468,287
#Genie Energy, Ltd., Class B	61,357	938,149
Global Water Resources, Inc.	770	9,425
IDACORP, Inc.	70,005	6,635,074
#MGE Energy, Inc.	42,078	3,295,549
Middlesex Water Co.	15,081	764,908
*Montauk Renewables, Inc.	21,176	76,234
National Fuel Gas Co.	106,732	5,667,469
New Jersey Resources Corp.	155,417	6,790,169
NextEra Energy, Inc.	343,818	23,025,491
NiSource, Inc.	261,674	7,290,238
Northwest Natural Holding Co.	31,186	1,189,746
#Northwestern Energy Group, Inc.	61,178	3,085,818
NRG Energy, Inc.	313,105	22,753,340
OGE Energy Corp.	118,484	4,105,471
#ONE Gas, Inc.	46,125	2,975,985
#Ormat Technologies, Inc.	80,969	5,168,251
#Otter Tail Corp.	50,131	4,279,182
PG&E Corp.	998,841	17,090,170
#Pinnacle West Capital Corp.	68,191	5,022,267
PNM Resources, Inc.	82,518	3,058,117
Portland General Electric Co.	144,793	6,259,401
PPL Corp.	295,657	8,118,741
Public Service Enterprise Group, Inc.	216,251	14,938,619
*Pure Cycle Corp.	21,771	207,695
RGC Resources, Inc.	4,261	87,862
Sempra	188,105	13,473,961
SJW Group	26,601	1,448,424
Southern Co. (The)	160,020	11,761,470
Southwest Gas Holdings, Inc.	78,439	5,853,118
Spire, Inc.	51,883	3,205,851
UGI Corp.	218,485	5,584,477
Unitil Corp.	16,332	831,952
*Via Renewables, Inc.	2,779	30,263
Vistra Corp.	570,379	43,257,543
WEC Energy Group, Inc.	156,316	12,917,954
Xcel Energy, Inc.	267,174	14,355,259
York Water Co. (The)	10,266	364,546

TOTAL UTILITIES		500,057,492

TOTAL COMMON STOCKS		26,320,145,305

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., Series A	7,640	169,914

INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	25,796	680,756

TOTAL PREFERRED STOCKS		850,670

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
*»Communications Systems	1,608	2,123
*»Mirati Therapeutics	76,379	40,099

TOTAL COMMUNICATION SERVICES		42,222

47

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (0.0%)
*»ABIOMED, Inc. 1/2/2026	9,217	$143,877
*<»Achillion Pharmaceuticals	174,484	174,484
*»Albireo Pharma, Inc. 3/2/2026	10,648	59,629
*<»Chinook Therapeutics, Inc.	5,844	2,864
#*<»Chinook Therapeutics, Inc.	96,487	120,609
*<»Imara, Inc.	11,200	4,256
*<»OmniAb Operations, Inc.	7,938	—
*<»OmniAb Operations, Inc.	7,938	—
*»XOMA Corp. 5/2/2024	5,813	361

TOTAL HEALTH CARE		506,080

MATERIALS — (0.0%)
*»Resolute Forest Products, Inc.	95,553	135,685

TOTAL RIGHTS/WARRANTS		683,987

TOTAL INVESTMENTS SECURITIES — (96.5%) (Cost $16,231,508,138)		26,321,679,962

SECURITIES LENDING COLLATERAL — (3.5%)
@§The DFA Short Term Investment Fund	81,576,356	943,675,282

TOTAL INVESTMENTS — (100.0%) (Cost $17,175,183,420)		$27,265,355,244

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of April 30, 2024
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,710,585,009	$—	$—	$1,710,585,009
Consumer Discretionary	2,611,578,245	—	—	2,611,578,245
Consumer Staples	1,595,993,432	—	—	1,595,993,432
Energy	1,743,640,248	—	—	1,743,640,248
Financials	4,010,921,494	—	—	4,010,921,494
Health Care	2,963,087,116	—	175,634	2,963,262,750
Industrials	3,643,156,286	—	—	3,643,156,286
Information Technology	6,347,962,960	—	—	6,347,962,960
Materials	1,102,702,298	—	—	1,102,702,298
Real Estate	90,285,091	—	—	90,285,091
Utilities	500,057,492	—	—	500,057,492
Preferred Stocks
Communication Services	169,914	—	—	169,914
Industrials	680,756	—	—	680,756

48

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Rights/Warrants
Communication Services	$—	$42,222	$—		$42,222
Health Care	—	203,868	302,212		506,080
Materials	—	135,685	—		135,685
Securities Lending Collateral	—	943,675,282	—		943,675,282

Total Investments	$26,320,820,341	$944,057,057	$477,846	***	$27,265,355,244

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

49

DIMENSIONAL US MARKETWIDE VALUE ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (6.3%)
*Advantage Solutions, Inc.	2,015	$8,584
AT&T, Inc.	5,701,656	96,300,970
#*Atlanta Braves Holdings, Inc.	67	2,703
*Atlanta Braves Holdings, Inc.	1,850	69,245
ATN International, Inc.	10,257	195,704
#Cable One, Inc.	3,124	1,230,387
*Cargurus, Inc.	48,241	1,083,493
*Cars.com, Inc.	57,631	963,014
*Charter Communications, Inc., Class A	25,957	6,643,435
Comcast Corp., Class A	3,932,420	149,864,526
*E. W. Scripps Co. (The), Class A	64,835	243,780
*EchoStar Corp., Class A	68	1,087
Electronic Arts, Inc.	39,279	4,981,363
Endeavor Group Holdings, Inc., Class A	250	6,602
Entravision Communications Corp., Class A	65,035	135,923
Fox Corp., Class A	149,492	4,635,747
Fox Corp., Class B	53,870	1,544,992
*Frontier Communications Parent, Inc.	218,547	5,057,178
Gray Television, Inc.	91,263	524,762
IDT Corp., Class B	141	5,011
#*IMAX Corp.	25,956	415,556
*Integral Ad Science Holding Corp.	61,423	589,047
Interpublic Group of Cos., Inc. (The)	299,097	9,104,513
Iridium Communications, Inc.	296	9,114
John Wiley & Sons, Inc., Class A	33,676	1,265,207
*Liberty Broadband Corp., Class A	26,977	1,352,357
*Liberty Broadband Corp., Class C	77,029	3,830,652
#*Liberty Global, Ltd., Class A	95,785	1,522,503
#*Liberty Global, Ltd., Class C	58,074	950,671
*Liberty Latin America, Ltd., Class C	171,686	1,294,512
*Liberty Media Corp.-Liberty Formula One	103,742	7,258,828
*Liberty Media Corp.-Liberty Formula One	17,043	1,061,268
*Liberty Media Corp.-Liberty Live	8,973	321,772
*Liberty Media Corp.-Liberty Live	24,684	921,207
*Liberty Media Corp.-Liberty SiriusXM	185,569	4,464,790
*Liberty Media Corp.-Liberty SiriusXM	82,312	1,980,427
*Madison Square Garden Entertainment Corp.	14,852	581,456
*Magnite, Inc.	73,718	650,930
#Marcus Corp. (The)	14,000	182,560
*Match Group, Inc.	40,299	1,242,015
New York Times Co. (The), Class A	65,871	2,834,429
News Corp., Class A	345,685	8,227,303
#News Corp., Class B	113,497	2,785,216
Nexstar Media Group, Inc.	35,762	5,724,066
Omnicom Group, Inc.	5,189	481,747
#Paramount Global, Class A	14,300	295,867
#Paramount Global, Class B	322,720	3,675,781
*PubMatic, Inc., Class A	6,964	156,272
*Reading International, Inc., Class A	7,200	12,168
*Roku, Inc.	42,204	2,433,483
Saga Communications, Inc., Class A	8,193	186,718
Scholastic Corp.	23,246	828,022
Shenandoah Telecommunications Co.	17,027	218,286

1

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
#Shutterstock, Inc.	21,528	$919,461
#Sinclair, Inc.	31,288	384,842
#*Sphere Entertainment Co.	12,935	502,654
Spok Holdings, Inc.	9,322	144,025
*Take-Two Interactive Software, Inc.	105,615	15,082,878
TEGNA, Inc.	172,325	2,350,513
Telephone and Data Systems, Inc.	91,558	1,432,883
*Thryv Holdings, Inc.	874	20,111
TKO Group Holdings, Inc.	42,785	4,050,456
#T-Mobile US, Inc.	439,931	72,223,472
*TripAdvisor, Inc.	71,791	1,890,257
*United States Cellular Corp.	1,734	63,048
Verizon Communications, Inc.	3,556,182	140,433,627
Walt Disney Co. (The)	633,534	70,385,627
*Warner Bros Discovery, Inc.	698,346	5,139,826
*Yelp, Inc.	59,780	2,405,547
*Ziff Davis, Inc.	28,125	1,409,344
*ZoomInfo Technologies, Inc.	16,645	263,990

TOTAL COMMUNICATION SERVICES		659,459,810

CONSUMER DISCRETIONARY — (6.0%)
*1-800-Flowers.com, Inc., Class A	23,587	213,934
*Abercrombie & Fitch Co.	30,948	3,760,801
Academy Sports & Outdoors, Inc.	66,510	3,877,533
#Acushnet Holdings Corp.	55,076	3,358,535
*Adient PLC	59,535	1,778,310
ADT, Inc.	107,780	700,570
*Adtalem Global Education, Inc.	37,953	1,883,228
Advance Auto Parts, Inc.	40,617	2,964,229
*American Axle & Manufacturing Holdings, Inc.	91,048	668,292
American Eagle Outfitters, Inc.	174,538	4,234,292
*Aptiv PLC	104,993	7,454,503
Aramark	222,107	6,998,592
Arhaus, Inc.	12,119	153,427
Arko Corp.	9,211	39,607
*Asbury Automotive Group, Inc.	18,060	3,796,934
Autoliv, Inc.	78,053	9,349,969
*AutoNation, Inc.	44,406	7,156,027
Bassett Furniture Industries, Inc.	2,900	40,542
*Beazer Homes USA, Inc.	6,423	180,037
*Biglari Holdings, Inc., Class B	8	1,577
#*BJ’s Restaurants, Inc.	20,400	664,836
#*Boot Barn Holdings, Inc.	31,277	3,330,062
BorgWarner, Inc.	199,717	6,544,726
Boyd Gaming Corp.	316	16,909
#Brunswick Corp.	65,105	5,250,067
Buckle, Inc. (The)	44,137	1,650,282
Build-A-Bear Workshop, Inc.	15,361	463,288
*Caesars Entertainment, Inc.	154,053	5,518,179
#Caleres, Inc.	30,379	1,118,859
Canterbury Park Holding Corp.	2,755	63,365
*Capri Holdings, Ltd.	109,934	3,900,458
#*CarMax, Inc.	109,900	7,469,903
*Carnival Corp.	487,820	7,229,492
Carriage Services, Inc.	15,837	405,110
Carrols Restaurant Group, Inc.	16,538	157,442
#Carter’s, Inc.	32,562	2,227,566
*Cavco Industries, Inc.	7,523	2,739,952
Century Communities, Inc.	27,592	2,188,597

2

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Chegg, Inc.	71,251	$368,368
*Chuy’s Holdings, Inc.	13,647	402,041
*Citi Trends, Inc.	5,115	109,666
#Columbia Sportswear Co.	54,933	4,374,315
#Cracker Barrel Old Country Store, Inc.	5,457	317,543
*Crocs, Inc.	929	115,540
*Culp, Inc.	9,356	42,663
Dana, Inc.	92,350	1,147,911
*Delta Apparel, Inc.	3,549	8,340
#Designer Brands, Inc., Class A	35,477	329,581
#Dillard’s, Inc., Class A	29,550	12,942,605
*Dorman Products, Inc.	26,283	2,298,448
DR Horton, Inc.	299,738	42,709,668
*Dream Finders Homes, Inc., Class A	18,674	662,927
eBay, Inc.	408,515	21,054,863
Escalade, Inc.	277	3,451
Ethan Allen Interiors, Inc.	23,817	672,592
#*Figs, Inc., Class A	54,844	280,253
#*First Watch Restaurant Group, Inc.	45,905	1,171,496
Flanigan’s Enterprises, Inc.	865	22,715
Flexsteel Industries, Inc.	2,068	68,161
#Foot Locker, Inc.	71,885	1,498,802
Ford Motor Co.	3,097,820	37,638,513
Gap, Inc. (The)	323,988	6,648,234
Garmin, Ltd.	109,606	15,834,779
General Motors Co.	1,173,627	52,261,610
*Genesco, Inc.	6,456	163,401
Gentex Corp.	198,579	6,811,260
*Gentherm, Inc.	26,820	1,356,287
Genuine Parts Co.	24,300	3,820,203
*G-III Apparel Group, Ltd.	21,462	604,155
Golden Entertainment, Inc.	5,423	173,807
*Goodyear Tire & Rubber Co. (The)	126,516	1,513,131
Graham Holdings Co., Class B	4,119	2,888,943
*Green Brick Partners, Inc.	3,666	198,441
Group 1 Automotive, Inc.	14,478	4,256,822
#Guess?, Inc.	56,144	1,503,536
Hamilton Beach Brands Holding Co., Class A	10,413	211,800
#*Hanesbrands, Inc.	49,795	227,065
Harley-Davidson, Inc.	50,535	1,737,899
Hasbro, Inc.	106,297	6,516,006
#Haverty Furniture Cos., Inc.	18,908	582,366
#*Helen of Troy, Ltd.	24,694	2,289,381
Hibbett, Inc.	13,916	1,200,116
*Hilton Grand Vacations, Inc.	90,490	3,768,004
Hooker Furnishings Corp.	5,828	99,076
*Hovnanian Enterprises, Inc., Class A	2,558	378,149
Hyatt Hotels Corp., Class A	25,077	3,731,207
International Game Technology PLC	7,100	140,154
#*iRobot Corp.	424	3,629
Johnson Outdoors, Inc., Class A	10,201	418,343
KB Home	33,192	2,149,514
#Kohl’s Corp.	46,341	1,109,404
#Krispy Kreme, Inc.	105,154	1,330,198
Lakeland Industries, Inc.	8,688	143,786
Laureate Education, Inc.	125,307	1,816,952
La-Z-Boy, Inc.	44,555	1,463,186
LCI Industries	22,011	2,288,704

3

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Lear Corp.	53,836	$6,776,337
Leggett & Platt, Inc.	107,586	1,944,079
Lennar Corp., Class A	202,272	30,668,481
Lennar Corp., Class B	11,749	1,649,442
#Levi Strauss & Co., Class A	78,764	1,671,372
*LGI Homes, Inc.	22,019	1,980,169
*Life Time Group Holdings, Inc.	28,855	394,159
Lifetime Brands, Inc.	16,431	150,179
#Lithia Motors, Inc.	27,648	7,033,098
LKQ Corp.	224,308	9,674,404
#*Lovesac Co. (The)	5,702	126,470
*M/I Homes, Inc.	31,490	3,659,768
Macy’s, Inc.	248,406	4,578,123
*Malibu Boats, Inc., Class A	17,721	602,868
*MarineMax, Inc.	13,602	335,561
Marriott Vacations Worldwide Corp.	12,303	1,182,441
*Mattel, Inc.	296,904	5,439,281
Meritage Homes Corp.	27,949	4,632,267
*MGM Resorts International	225,082	8,877,234
#*Mister Car Wash, Inc.	42,689	285,589
*Modine Manufacturing Co.	32,931	3,050,399
*Mohawk Industries, Inc.	42,689	4,922,896
Monarch Casino & Resort, Inc.	2,956	200,328
Monro, Inc.	4,947	134,806
*Motorcar Parts of America, Inc.	1,700	9,656
Movado Group, Inc.	17,336	441,548
*National Vision Holdings, Inc.	38,832	676,453
#Nordstrom, Inc.	142,052	2,700,409
*NVR, Inc.	5	37,194
*ODP Corp. (The)	39,899	2,031,258
*Ollie’s Bargain Outlet Holdings, Inc.	53,276	3,896,607
*OneSpaWorld Holdings, Ltd.	87,317	1,110,672
#Oxford Industries, Inc.	13,294	1,432,827
Patrick Industries, Inc.	19,071	1,992,729
#Penske Automotive Group, Inc.	45,580	6,969,638
Perdoceo Education Corp.	66,631	1,219,347
Phinia, Inc.	36,166	1,410,474
*Playa Hotels & Resorts NV	112,356	1,011,204
Polaris, Inc.	6,637	565,207
PulteGroup, Inc.	241,887	26,951,050
PVH Corp.	42,697	4,645,434
Ralph Lauren Corp.	33,677	5,510,904
RCI Hospitality Holdings, Inc.	9,958	505,468
#*Revolve Group, Inc.	21,526	428,583
#*Rivian Automotive, Inc., Class A	78,701	700,439
Rocky Brands, Inc.	8,359	215,411
*Sally Beauty Holdings, Inc.	21,240	230,454
SharkNinja, Inc.	97,279	6,253,094
Shoe Carnival, Inc.	28,680	959,059
Signet Jewelers, Ltd.	39,022	3,825,327
*Skechers USA, Inc., Class A	134,824	8,905,125
*Skyline Champion Corp.	47,538	3,564,875
Smith & Wesson Brands, Inc.	48,781	827,814
#Sonic Automotive, Inc., Class A	22,399	1,295,558
*Sportsman’s Warehouse Holdings, Inc.	21,200	67,840
Standard Motor Products, Inc.	24,117	774,156
Steven Madden, Ltd.	65,624	2,651,866
*Stoneridge, Inc.	19,362	290,043

4

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Strategic Education, Inc.	20,939	$2,404,635
*Strattec Security Corp.	5,224	118,898
*Stride, Inc.	40,971	2,734,814
Superior Group of Cos., Inc.	16,152	262,793
Tapestry, Inc.	158,623	6,332,230
*Taylor Morrison Home Corp.	94,496	5,292,721
#Thor Industries, Inc.	45,636	4,537,131
*Tilly’s, Inc., Class A	18,598	112,890
Toll Brothers, Inc.	108,505	12,924,031
*TopBuild Corp.	16,985	6,873,320
*Topgolf Callaway Brands Corp.	15,933	255,247
*Tri Pointe Homes, Inc.	84,153	3,101,038
*Under Armour, Inc., Class A	150,865	1,015,321
*Under Armour, Inc., Class C	154,513	1,007,425
*Unifi, Inc.	36,048	215,207
*Universal Technical Institute, Inc.	36,186	550,751
Upbound Group, Inc.	47,745	1,480,572
*Urban Outfitters, Inc.	79,273	3,088,476
*Valvoline, Inc.	16,744	711,955
#VF Corp.	19,810	246,833
*Vista Outdoor, Inc.	29,541	1,036,594
*Visteon Corp.	505	55,868
Whirlpool Corp.	30,211	2,865,815
Winnebago Industries, Inc.	27,004	1,662,906
Worthington Enterprises, Inc.	47,432	2,711,213
#*YETI Holdings, Inc.	626	22,361
*Zumiez, Inc.	11,422	196,458

TOTAL CONSUMER DISCRETIONARY		623,325,019

CONSUMER STAPLES — (4.0%)
Albertsons Cos., Inc., Class A	69,713	1,422,145
#Alico, Inc.	960	26,794
Andersons, Inc. (The)	30,389	1,669,572
Archer-Daniels-Midland Co.	368,271	21,602,777
#B&G Foods, Inc.	546	6,061
*BellRing Brands, Inc.	36,523	2,014,974
*Boston Beer Co., Inc. (The), Class A	388	108,023
#Bunge Global SA	122,040	12,418,790
Calavo Growers, Inc.	3,800	102,410
#Cal-Maine Foods, Inc.	38,881	2,151,286
Campbell Soup Co.	176,260	8,056,845
Casey’s General Stores, Inc.	31,244	9,984,958
*Central Garden & Pet Co.	18,851	771,948
*Central Garden & Pet Co., Class A	53,132	1,882,467
*Chefs’ Warehouse, Inc. (The)	35,014	1,158,263
Coca-Cola Consolidated, Inc.	2,995	2,473,870
Conagra Brands, Inc.	331,727	10,210,557
Constellation Brands, Inc., Class A	49,172	12,463,135
*Coty, Inc., Class A	624,917	7,149,051
*Darling Ingredients, Inc.	160,290	6,791,487
Dollar General Corp.	4,025	560,240
#*Dollar Tree, Inc.	157,132	18,580,859
*Duckhorn Portfolio, Inc. (The)	19,640	166,351
Edgewell Personal Care Co.	39,763	1,495,884
Flowers Foods, Inc.	175,279	4,371,458
Fresh Del Monte Produce, Inc.	39,553	1,011,370
General Mills, Inc.	188,367	13,272,339
*Grocery Outlet Holding Corp.	85,298	2,215,189
*Hain Celestial Group, Inc. (The)	42,869	263,216

5

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Hormel Foods Corp.	169,628	$6,031,972
Ingles Markets, Inc., Class A	12,590	903,333
Ingredion, Inc.	66,254	7,592,046
J & J Snack Foods Corp.	11,623	1,595,722
J.M. Smucker Co. (The)	80,108	9,200,404
John B. Sanfilippo & Son, Inc.	7,151	712,955
Kenvue, Inc.	75,192	1,415,113
Keurig Dr Pepper, Inc.	445,100	14,999,870
Kraft Heinz Co. (The)	345,123	13,325,199
Kroger Co. (The)	528,193	29,251,328
#Limoneira Co.	5,260	104,043
McCormick & Co., Inc.	134,339	10,217,824
#MGP Ingredients, Inc.	16,410	1,287,200
#Molson Coors Beverage Co., Class B	133,087	7,620,562
Mondelez International, Inc., Class A	1,132,726	81,488,308
Natural Grocers by Vitamin Cottage, Inc.	1,000	16,360
*Nature’s Sunshine Products, Inc.	1,029	20,014
Nu Skin Enterprises, Inc., Class A	2,191	25,766
Oil-Dri Corp. of America	5,047	349,505
#*Olaplex Holdings, Inc.	11,722	16,294
*Performance Food Group Co.	133,913	9,090,014
*Pilgrim’s Pride Corp.	72,042	2,594,953
*Post Holdings, Inc.	63,143	6,702,629
PriceSmart, Inc.	26,268	2,116,938
Reynolds Consumer Products, Inc.	122,553	3,508,692
Seaboard Corp.	1,131	3,743,734
*Seneca Foods Corp., Class A	6,301	366,025
*Seneca Foods Corp., Class B	300	17,670
*Simply Good Foods Co. (The)	87,708	3,196,957
SpartanNash Co.	33,927	647,666
Spectrum Brands Holdings, Inc.	16,679	1,365,510
*Sprouts Farmers Market, Inc.	58,938	3,891,676
Target Corp.	6,155	990,832
Tootsie Roll Industries, Inc.	133	3,951
*TreeHouse Foods, Inc.	40,594	1,524,305
Tyson Foods, Inc., Class A	181,528	11,009,673
*United Natural Foods, Inc.	6,127	54,714
Universal Corp.	21,891	1,125,854
*US Foods Holding Corp.	220,460	11,078,115
*USANA Health Sciences, Inc.	2,397	99,523
Utz Brands, Inc.	593	10,692
Village Super Market, Inc., Class A	1,900	53,143
Walgreens Boots Alliance, Inc.	208,104	3,689,684
Walmart, Inc.	321,224	19,064,644
#Weis Markets, Inc.	16,321	1,030,345

TOTAL CONSUMER STAPLES		417,554,076

ENERGY — (14.2%)
Adams Resources & Energy, Inc.	5,562	164,079
Antero Midstream Corp.	406,648	5,628,008
*Antero Resources Corp.	221,195	7,522,842
APA Corp.	45,411	1,427,722
Archrock, Inc.	144,393	2,770,902
Ardmore Shipping Corp.	17,557	294,080
Baker Hughes Co.	679,975	22,180,784
Berry Corp.	49,247	418,107
*Bristow Group, Inc.	3,352	88,191
Cactus, Inc., Class A	33,734	1,674,556
California Resources Corp.	60,931	3,220,813

6

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
ChampionX Corp.	107,467	$3,607,667
#Chesapeake Energy Corp.	110,921	9,969,579
Chevron Corp.	1,415,337	228,251,398
Chord Energy Corp.	31,415	5,559,827
Civitas Resources, Inc.	43,234	3,111,119
#*CNX Resources Corp.	147,280	3,464,026
#Comstock Resources, Inc.	65,895	662,904
ConocoPhillips	1,143,608	143,660,037
CONSOL Energy, Inc.	25,759	2,131,815
Coterra Energy, Inc.	652,756	17,859,404
Crescent Energy Co., Class A	68,934	733,458
#CVR Energy, Inc.	46,683	1,418,230
Delek US Holdings, Inc.	56,673	1,548,873
Devon Energy Corp.	471,604	24,136,693
DHT Holdings, Inc.	140,377	1,603,105
Diamondback Energy, Inc.	156,959	31,569,164
Dorian LPG, Ltd.	37,183	1,536,402
*Dril-Quip, Inc.	27,522	500,350
DT Midstream, Inc.	85,128	5,294,962
EnLink Midstream LLC	954	13,089
EOG Resources, Inc.	346,462	45,778,024
#EQT Corp.	251,292	10,074,296
Equitrans Midstream Corp.	301,992	4,085,952
#Evolution Petroleum Corp.	17,727	95,726
*Expro Group Holdings NV	63,364	1,188,709
Exxon Mobil Corp.	3,399,876	402,103,335
Granite Ridge Resources, Inc.	2,119	13,816
*Green Plains, Inc.	19,942	412,201
*Gulfport Energy Corp.	10,877	1,726,289
Halliburton Co.	471,466	17,665,831
*Helix Energy Solutions Group, Inc.	128,506	1,380,154
Helmerich & Payne, Inc.	86,476	3,401,101
Hess Corp.	56	8,819
HF Sinclair Corp.	136,396	7,399,483
International Seaways, Inc.	41,962	2,320,079
Kinder Morgan, Inc.	1,234,023	22,557,940
*Kosmos Energy, Ltd.	406,541	2,305,087
#Liberty Energy, Inc.	137,868	3,033,096
#Magnolia Oil & Gas Corp., Class A	161,186	4,040,933
Marathon Oil Corp.	516,475	13,867,354
Marathon Petroleum Corp.	374,527	68,059,046
#Matador Resources Co.	101,859	6,345,816
Murphy Oil Corp.	130,554	5,827,931
#*Nabors Industries, Ltd.	4,143	298,420
NACCO Industries, Inc., Class A	5,725	157,666
*Natural Gas Services Group, Inc.	10,028	221,418
#New Fortress Energy, Inc.	111,905	2,931,911
*Newpark Resources, Inc.	71,493	496,161
Noble Corp. PLC	25,898	1,149,353
Nordic American Tankers, Ltd.	165,229	644,393
#Northern Oil & Gas, Inc.	91,471	3,731,102
NOV, Inc.	272,712	5,042,445
#Occidental Petroleum Corp.	487,644	32,252,774
*Oceaneering International, Inc.	69,465	1,591,443
*Oil States International, Inc.	15,994	63,816
ONEOK, Inc.	3,479	275,258
Ovintiv, Inc.	183,932	9,439,390
*Par Pacific Holdings, Inc.	28,964	892,091

7

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Patterson-UTI Energy, Inc.	56,838	$614,987
PBF Energy, Inc., Class A	105,262	5,607,307
Peabody Energy Corp.	115,107	2,525,448
#Permian Resources Corp.	88,924	1,489,477
Phillips 66	438,028	62,729,990
Pioneer Natural Resources Co.	173,227	46,653,496
*ProPetro Holding Corp.	90,023	785,001
Range Resources Corp.	208,435	7,484,901
*REX American Resources Corp.	14,539	804,443
RPC, Inc.	171,339	1,146,258
Schlumberger NV	407,180	19,332,906
Scorpio Tankers, Inc.	47,015	3,307,975
*SEACOR Marine Holdings, Inc.	12,678	154,925
*Seadrill, Ltd.	29,413	1,428,001
Select Water Solutions, Inc.	85,325	788,403
SFL Corp., Ltd.	106,523	1,419,952
*SilverBow Resources, Inc.	1,734	53,268
Sitio Royalties Corp., Class A	945	21,962
SM Energy Co.	104,014	5,043,639
*Southwestern Energy Co.	813,017	6,089,497
*Talos Energy, Inc.	85,960	1,132,953
TechnipFMC PLC	344,420	8,824,040
*Teekay Corp.	63,163	462,353
Teekay Tankers, Ltd., Class A	25,765	1,501,327
*TETRA Technologies, Inc.	73,716	316,242
*Tidewater, Inc.	31,410	2,885,008
*US Silica Holdings, Inc.	60,816	938,391
VAALCO Energy, Inc.	1,820	11,648
*Valaris, Ltd.	6,395	416,059
Valero Energy Corp.	345,853	55,291,519
*Vital Energy, Inc.	30,303	1,606,665
#Vitesse Energy, Inc.	8,958	198,778
Williams Cos., Inc. (The)	475,445	18,238,070
World Kinect Corp.	49,915	1,173,002

TOTAL ENERGY		1,475,378,736

FINANCIALS — (23.7%)
1st Source Corp.	29,775	1,476,840
Affiliated Managers Group, Inc.	28,433	4,438,391
Aflac, Inc.	386,636	32,342,101
Allstate Corp. (The)	70,287	11,953,007
Ally Financial, Inc.	270,142	10,359,946
Amalgamated Financial Corp.	4,138	101,547
#A-Mark Precious Metals, Inc.	16,731	670,411
*Ambac Financial Group, Inc.	18,189	262,831
American Equity Investment Life Holding Co.	51,432	2,885,850
American Financial Group, Inc.	49,589	6,334,995
American International Group, Inc.	521,771	39,294,574
Ameris Bancorp	59,088	2,805,498
AMERISAFE, Inc.	41	1,870
AmeriServ Financial, Inc.	30,968	74,943
*Arch Capital Group, Ltd.	218,155	20,406,219
*AssetMark Financial Holdings, Inc.	32,239	1,090,001
Associated Banc-Corp.	119,321	2,514,093
Assurant, Inc.	47,360	8,259,584
Assured Guaranty, Ltd.	66,812	5,124,480
Atlantic Union Bankshares Corp.	64,620	2,052,977
*Atlanticus Holdings Corp.	1,664	44,013
Axis Capital Holdings, Ltd.	73,057	4,480,586

8

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Axos Financial, Inc.	50,052	$2,533,132
Banc of California, Inc.	9,850	134,846
BancFirst Corp.	18,853	1,681,122
*Bancorp, Inc. (The)	8,444	252,813
Bank of America Corp.	3,807,777	140,925,827
Bank of Hawaii Corp.	5,303	300,627
Bank of New York Mellon Corp. (The)	559,787	31,622,368
Bank of NT Butterfield & Son, Ltd. (The)	41,441	1,408,994
Bank OZK	102,006	4,554,568
BankFinancial Corp.	16,687	161,363
BankUnited, Inc.	49,034	1,310,679
Banner Corp.	31,351	1,367,844
Bar Harbor Bankshares	2,733	68,544
*Berkshire Hathaway, Inc., Class B	757,313	300,448,786
Berkshire Hills Bancorp, Inc.	33,329	710,574
*Block, Inc.	189,803	13,855,619
BOK Financial Corp.	50,952	4,520,971
Bread Financial Holdings, Inc.	42,198	1,557,528
*Brighthouse Financial, Inc.	20,842	1,005,626
Brookline Bancorp, Inc.	47,160	391,428
Byline Bancorp, Inc.	16,608	359,895
Cadence Bank	132,039	3,653,519
Capital City Bank Group, Inc.	14,283	378,785
Capital One Financial Corp.	259,743	37,254,938
Capitol Federal Financial, Inc.	51,900	247,563
Carlyle Group, Inc. (The)	195,734	8,768,883
Cathay General Bancorp	62,730	2,160,421
*CCUR Holdings, Inc.	3	7,800
Chemung Financial Corp.	300	12,649
Chubb, Ltd.	204,530	50,854,339
Cincinnati Financial Corp.	96,809	11,199,833
Citigroup, Inc.	1,083,700	66,463,321
Citizens Community Bancorp, Inc.	10,355	113,905
Citizens Financial Group, Inc.	243,932	8,320,521
#City Holding Co.	11,252	1,136,677
CME Group, Inc.	63,821	13,379,434
CNA Financial Corp.	48,740	2,141,636
CNO Financial Group, Inc.	122,488	3,225,109
Codorus Valley Bancorp, Inc.	165	3,663
Columbia Banking System, Inc.	3,001	56,449
#*Columbia Financial, Inc.	7,770	128,982
Comerica, Inc.	111,732	5,605,594
Commerce Bancshares, Inc.	16,208	886,262
Community Bank System, Inc.	34,438	1,488,410
Community Trust Bancorp, Inc.	17,185	721,942
Community West Bancshares	316	5,426
ConnectOne Bancorp, Inc.	36,000	644,760
#*Consumer Portfolio Services, Inc.	24,934	213,435
#Corebridge Financial, Inc.	241,809	6,422,447
Cullen/Frost Bankers, Inc.	44,329	4,625,288
*Customers Bancorp, Inc.	27,606	1,260,766
CVB Financial Corp.	94,477	1,543,754
Dime Community Bancshares, Inc.	13,700	249,340
Discover Financial Services	212,099	26,879,306
Donegal Group, Inc., Class A	12,386	166,468
Eagle Bancorp, Inc.	8,245	152,450
East West Bancorp, Inc.	120,160	8,950,718
Eastern Bankshares, Inc.	5,423	68,113

9

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Employers Holdings, Inc.	20,367	$867,431
Enact Holdings, Inc.	25,025	743,993
*Encore Capital Group, Inc.	18,555	762,425
*Enova International, Inc.	24,306	1,471,242
*Enstar Group, Ltd.	9,773	2,837,786
Enterprise Financial Services Corp.	20,345	773,313
Equity Bancshares, Inc., Class A	2,393	79,711
ESSA Bancorp, Inc.	8,217	133,115
Essent Group, Ltd.	92,957	4,923,932
Evans Bancorp, Inc.	1,681	43,017
Everest Group, Ltd.	35,062	12,847,067
#*EZCORP, Inc., Class A	61,555	675,874
#F&G Annuities & Life, Inc.	6,902	261,034
FB Financial Corp.	38,426	1,408,313
Federal Agricultural Mortgage Corp., Class A	177	26,111
Federal Agricultural Mortgage Corp., Class C	7,773	1,446,788
Federated Hermes, Inc.	17,048	560,027
Fidelity National Financial, Inc.	189,997	9,404,851
Fidelity National Information Services, Inc.	400,480	27,200,602
Fifth Third Bancorp	481,969	17,572,590
Financial Institutions, Inc.	15,396	265,119
First American Financial Corp.	74,642	3,998,572
First Bancorp	152,451	2,629,780
First Bancorp	35,968	1,093,787
First Bancshares, Inc. (The)	313	7,493
First Busey Corp.	46,296	1,034,253
First Business Financial Services, Inc.	964	31,879
First Citizens BancShares, Inc., Class A	12,597	21,248,116
First Commonwealth Financial Corp.	89,290	1,177,735
First Financial Bancorp	77,878	1,721,883
First Financial Corp.	1,147	41,762
First Financial Northwest, Inc.	24,741	503,974
First Hawaiian, Inc.	110,098	2,321,967
First Horizon Corp.	382,246	5,703,110
First Internet Bancorp	5,329	165,465
First Interstate BancSystem, Inc., Class A	52,906	1,412,590
First Merchants Corp.	45,473	1,519,708
First United Corp.	1,266	28,599
FirstCash Holdings, Inc.	9,942	1,123,247
*Fiserv, Inc.	221,763	33,856,557
FNB Corp.	325,021	4,335,780
Franklin Resources, Inc.	236,944	5,411,801
Fulton Financial Corp.	144,536	2,392,071
*Genworth Financial, Inc.	402,890	2,389,138
German American Bancorp, Inc.	12,015	381,236
#Glacier Bancorp, Inc.	98,714	3,571,473
#Global Payments, Inc.	139,141	17,082,341
Globe Life, Inc.	73,664	5,610,987
Goldman Sachs Group, Inc. (The)	209,462	89,379,530
Great Southern Bancorp, Inc.	1,616	83,062
Hancock Whitney Corp.	69,461	3,152,835
Hanover Insurance Group, Inc. (The)	16,081	2,087,635
Hartford Financial Services Group, Inc. (The)	277,579	26,894,629
Heartland Financial USA, Inc.	33,334	1,403,695
Heritage Financial Corp.	1,309	23,222
Hilltop Holdings, Inc.	26,171	765,763
HMN Financial, Inc.	3,456	68,774
Home Bancorp, Inc.	719	25,165

10

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Home BancShares, Inc.	173,385	$4,105,757
Hope Bancorp, Inc.	99,979	1,001,790
Horace Mann Educators Corp.	20,826	767,646
Huntington Bancshares, Inc.	1,006,541	13,558,107
Independent Bank Corp.	11,246	564,999
Independent Bank Group, Inc.	37,208	1,385,626
Intercontinental Exchange, Inc.	75,980	9,783,185
International Bancshares Corp.	46,510	2,588,281
Invesco, Ltd.	252,583	3,579,101
Investors Title Co.	1,069	171,500
Jackson Financial, Inc., Class A	66,741	4,559,745
Janus Henderson Group PLC	151,644	4,734,326
Jefferies Financial Group, Inc.	127,799	5,503,025
JPMorgan Chase & Co.	2,266,468	434,572,574
Kemper Corp.	28,648	1,670,465
KeyCorp	636,781	9,226,957
Lakeland Bancorp, Inc.	6,367	77,614
Landmark Bancorp, Inc.	3,200	57,600
*LendingClub Corp.	34,919	262,591
Live Oak Bancshares, Inc.	26,001	840,352
Loews Corp.	168,216	12,641,432
M&T Bank Corp.	106,891	15,433,991
*Markel Group, Inc.	8,775	12,797,460
Mercantile Bank Corp.	4,422	159,546
Merchants Bancorp	27,171	1,095,806
Mercury General Corp.	4,919	257,067
Meridian Corp.	1,022	9,464
MetLife, Inc.	490,966	34,897,863
MGIC Investment Corp.	285,983	5,799,735
Middlefield Banc Corp.	452	9,704
MidWestOne Financial Group, Inc.	12,246	247,002
Morgan Stanley	841,210	76,415,516
MVB Financial Corp.	716	12,867
National Bank Holdings Corp., Class A	29,920	979,282
National Western Life Group, Inc., Class A	1,005	491,264
Navient Corp.	89,576	1,345,432
NBT Bancorp, Inc.	34,488	1,207,425
*NCR Atleos Corp.	55,162	1,099,379
Nelnet, Inc., Class A	19,886	1,872,863
#New York Community Bancorp, Inc.	234,882	622,437
Nicolet Bankshares, Inc.	4,574	350,048
*NMI Holdings, Inc., Class A	62,532	1,929,738
Northern Trust Corp.	128,327	10,572,862
Northfield Bancorp, Inc.	40,100	334,434
Northrim Bancorp, Inc.	5,734	274,085
Northwest Bancshares, Inc.	106,406	1,127,904
OceanFirst Financial Corp.	7,940	117,194
OFG Bancorp	38,617	1,394,460
Old National Bancorp	258,719	4,279,212
Old Republic International Corp.	209,119	6,244,293
OneMain Holdings, Inc.	109,834	5,723,450
Oppenheimer Holdings, Inc., Class A	3,097	124,035
Origin Bancorp, Inc.	3,267	97,030
Pacific Premier Bancorp, Inc.	62,142	1,336,053
#Park National Corp.	8,018	1,056,051
Pathward Financial, Inc.	21,415	1,078,674
*Paysafe, Ltd.	1,096	15,585
PennyMac Financial Services, Inc.	40,958	3,507,643

11

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Peoples Bancorp of North Carolina, Inc.	275	$8,000
Peoples Bancorp, Inc.	21,145	614,051
Pinnacle Financial Partners, Inc.	54,120	4,151,004
PNC Financial Services Group, Inc. (The)	204,877	31,399,449
Popular, Inc.	62,009	5,270,145
Preferred Bank	10,687	808,899
Premier Financial Corp.	21,760	421,709
Primis Financial Corp.	193	1,876
Principal Financial Group, Inc.	183,799	14,545,853
*ProAssurance Corp.	6,215	83,032
PROG Holdings, Inc.	37,359	1,241,813
Prosperity Bancshares, Inc.	54,465	3,375,196
Provident Financial Holdings, Inc.	4,144	53,623
Provident Financial Services, Inc.	46,943	689,123
Prudential Financial, Inc.	213,489	23,586,265
QCR Holdings, Inc.	6,594	362,406
Radian Group, Inc.	159,461	4,763,100
Raymond James Financial, Inc.	111,344	13,583,968
Regions Financial Corp.	904,847	17,436,402
Reinsurance Group of America, Inc.	49,826	9,316,964
RenaissanceRe Holdings, Ltd.	21,942	4,810,784
Renasant Corp.	49,076	1,426,149
*Repay Holdings Corp.	51,657	525,352
Riverview Bancorp, Inc.	1,682	6,274
#*Robinhood Markets, Inc., Class A	366,702	6,046,916
S&T Bancorp, Inc.	23,812	717,932
Safety Insurance Group, Inc.	16,805	1,337,174
Sandy Spring Bancorp, Inc.	16,086	328,959
SB Financial Group, Inc.	1,184	15,842
Seacoast Banking Corp. of Florida	34,888	804,866
Selective Insurance Group, Inc.	30,581	3,108,559
#ServisFirst Bancshares, Inc.	10,747	633,643
Shore Bancshares, Inc.	25,218	261,006
Simmons First National Corp., Class A	107,371	1,834,970
*SiriusPoint, Ltd.	34,586	407,423
SLM Corp.	127,467	2,701,026
#*SoFi Technologies, Inc.	243,314	1,649,669
Southside Bancshares, Inc.	8,277	220,665
SouthState Corp.	52,402	3,966,831
State Street Corp.	182,198	13,207,533
Stellar Bancorp, Inc.	1,779	39,494
Stewart Information Services Corp.	23,799	1,475,776
Stifel Financial Corp.	85,404	6,825,488
Stock Yards Bancorp, Inc.	12,080	538,164
*StoneX Group, Inc.	8,501	617,173
Synchrony Financial	398,755	17,537,245
Synovus Financial Corp.	131,444	4,704,381
T. Rowe Price Group, Inc.	37,067	4,061,431
*Texas Capital Bancshares, Inc.	41,781	2,398,229
TFS Financial Corp.	19,785	237,618
Timberland Bancorp, Inc.	3,971	96,892
Tiptree, Inc.	36,376	579,470
Tompkins Financial Corp.	1,504	66,146
Towne Bank	63,738	1,648,902
Travelers Cos., Inc. (The)	142,637	30,261,866
TriCo Bancshares	17,131	595,645
*Triumph Financial, Inc.	11,115	782,051
Truist Financial Corp.	696,339	26,147,529

12

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Trustmark Corp.	48,573	$1,437,761
UMB Financial Corp.	31,135	2,480,214
United Bankshares, Inc.	114,598	3,719,851
United Community Banks, Inc.	100,770	2,542,427
United Security Bancshares	8,637	61,495
Unity Bancorp, Inc.	3,592	96,697
Univest Financial Corp.	25,156	525,006
Unum Group	181,095	9,181,516
US Bancorp	804,709	32,695,327
Valley National Bancorp	273,820	1,919,478
Veritex Holdings, Inc.	32,670	636,412
Victory Capital Holdings, Inc., Class A	51,631	2,625,953
Virtu Financial, Inc., Class A	61,811	1,341,299
Virtus Investment Partners, Inc.	5,936	1,301,884
Voya Financial, Inc.	55,600	3,789,696
W. R. Berkley Corp.	78,073	6,009,279
WaFd, Inc.	73,426	1,989,110
Walker & Dunlop, Inc.	24,938	2,285,069
Waterstone Financial, Inc.	28,055	318,144
Webster Financial Corp.	122,355	5,362,820
Wells Fargo & Co.	1,885,714	111,860,554
WesBanco, Inc.	49,398	1,333,746
Westamerica Bancorp	21,783	1,013,999
Western Alliance Bancorp	88,416	5,024,681
Western New England Bancorp, Inc.	13,698	82,736
#White Mountains Insurance Group, Ltd.	1,140	2,027,080
Willis Towers Watson PLC	28,352	7,120,321
Wintrust Financial Corp.	53,527	5,172,849
WisdomTree, Inc.	35,463	315,621
*World Acceptance Corp.	4,818	662,812
WSFS Financial Corp.	51,701	2,209,184
Zions Bancorp NA	128,698	5,248,304

TOTAL FINANCIALS		2,467,223,575

HEALTH CARE — (12.5%)
Abbott Laboratories	434,462	46,039,938
*Acadia Healthcare Co., Inc.	75,334	5,570,196
*AdaptHealth Corp.	12,382	121,963
*Addus HomeCare Corp.	12,576	1,209,182
*Align Technology, Inc.	944	266,567
*Alkermes PLC	6,265	153,743
*Amedisys, Inc.	3,553	327,054
*AMN Healthcare Services, Inc.	5,239	314,235
*Amneal Pharmaceuticals, Inc.	6,239	37,746
*Amphastar Pharmaceuticals, Inc.	9,127	376,489
*ANI Pharmaceuticals, Inc.	16,554	1,092,564
#*Anika Therapeutics, Inc.	6,382	165,230
#*Arcturus Therapeutics Holdings, Inc.	16,022	409,683
*Arcus Biosciences, Inc.	4,718	71,855
*Artivion, Inc.	8,123	159,373
#*Astrana Health, Inc.	300	11,145
*Avanos Medical, Inc.	17,522	316,798
*Avantor, Inc.	445,482	10,794,029
*Azenta, Inc.	27,502	1,442,755
Baxter International, Inc.	172,240	6,953,329
Becton Dickinson & Co.	140,163	32,882,240
*Biogen, Inc.	68,479	14,710,659
*BioMarin Pharmaceutical, Inc.	79,316	6,405,560
*Bio-Rad Laboratories, Inc., Class A	7,095	1,913,876

13

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Bio-Techne Corp.	168	$10,619
*Boston Scientific Corp.	392,004	28,173,327
Bristol-Myers Squibb Co.	928,685	40,806,419
*Brookdale Senior Living, Inc.	95,443	648,058
*Catalent, Inc.	96,399	5,383,884
*Catalyst Pharmaceuticals, Inc.	45,608	686,400
*Centene Corp.	262,603	19,185,775
*Certara, Inc.	6,740	115,321
*Charles River Laboratories International, Inc.	42,833	9,808,757
Cigna Group (The)	290,827	103,836,872
*Collegium Pharmaceutical, Inc.	10,728	396,185
CONMED Corp.	26,334	1,790,185
*Cooper Cos., Inc. (The)	105,360	9,383,362
*Corcept Therapeutics, Inc.	90,232	2,104,210
*Cross Country Healthcare, Inc.	33,951	597,538
*Cumberland Pharmaceuticals, Inc.	23,319	37,310
CVS Health Corp.	1,310,261	88,717,772
Danaher Corp.	387,783	95,635,043
DENTSPLY SIRONA, Inc.	126,251	3,788,793
*Dynavax Technologies Corp.	106,714	1,213,338
*Elanco Animal Health, Inc.	273,622	3,600,866
Elevance Health, Inc.	229,833	121,485,127
Encompass Health Corp.	85,966	7,167,845
*Enovis Corp.	36,930	2,039,644
Ensign Group, Inc. (The)	46,591	5,514,511
*Envista Holdings Corp.	158,685	3,122,921
#*Exact Sciences Corp.	102,253	6,068,716
*Exelixis, Inc.	175,685	4,121,570
*Fortrea Holdings, Inc.	54,367	1,989,289
GE HealthCare Technologies, Inc.	106,621	8,128,785
Gilead Sciences, Inc.	927,981	60,504,361
*Globus Medical, Inc.	16,617	827,360
*GoodRx Holdings, Inc., Class A	56,942	404,288
*Haemonetics Corp.	39,374	3,620,439
#*Harmony Biosciences Holdings, Inc.	49,809	1,539,596
*Harvard Bioscience, Inc.	16,180	61,808
*HealthEquity, Inc.	48,368	3,816,719
HealthStream, Inc.	7,494	193,120
*Henry Schein, Inc.	90,017	6,236,378
*Hologic, Inc.	130,463	9,885,182
Humana, Inc.	81,246	24,543,604
*Illumina, Inc.	21,302	2,621,211
*Incyte Corp.	67,290	3,502,445
#*Innoviva, Inc.	53,203	803,897
*Integer Holdings Corp.	34,782	3,882,715
*Integra LifeSciences Holdings Corp.	7,323	213,612
*Jazz Pharmaceuticals PLC	43,206	4,785,065
*Kewaunee Scientific Corp.	1,631	58,227
Laboratory Corp. of America Holdings	55,060	11,087,432
*Ligand Pharmaceuticals, Inc.	15,145	1,058,484
*LivaNova PLC	41,956	2,339,047
*Masimo Corp.	141	18,952
Medtronic PLC	844,929	67,797,103
*Merit Medical Systems, Inc.	19,494	1,444,505
Mesa Laboratories, Inc.	361	38,295
#*Moderna, Inc.	136,196	15,023,781
National HealthCare Corp.	12,515	1,137,238
*Neogen Corp.	14,731	181,633

14

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Option Care Health, Inc.	141,347	$4,224,862
*OraSure Technologies, Inc.	58,875	311,449
*Owens & Minor, Inc.	53,956	1,334,871
*Pacira BioSciences, Inc.	30,526	801,308
Patterson Cos., Inc.	80,218	2,043,152
*Pediatrix Medical Group, Inc.	220	1,951
Perrigo Co. PLC	112,096	3,661,055
*PetIQ, Inc.	22,710	370,627
Pfizer, Inc.	3,079,977	78,909,011
#Premier, Inc., Class A	60,475	1,262,718
*Prestige Consumer Healthcare, Inc.	25,996	1,865,473
Quest Diagnostics, Inc.	88,712	12,258,224
*QuidelOrtho Corp.	25,978	1,053,408
*R1 RCM, Inc.	119,193	1,464,882
*Regeneron Pharmaceuticals, Inc.	52,955	47,164,900
#*Repligen Corp.	9,999	1,641,836
Revvity, Inc.	75,625	7,749,294
Select Medical Holdings Corp.	124,318	3,526,902
*Solventum Corp.	64,630	4,201,596
STERIS PLC	54,223	11,091,857
*Supernus Pharmaceuticals, Inc.	35,982	1,083,058
#*Surgery Partners, Inc.	88,481	2,207,601
*Tactile Systems Technology, Inc.	3,200	44,064
Teleflex, Inc.	34,012	7,100,005
*Tenet Healthcare Corp.	14,895	1,672,560
Thermo Fisher Scientific, Inc.	215,919	122,797,454
*UFP Technologies, Inc.	1,138	234,360
*United Therapeutics Corp.	33,583	7,869,504
UnitedHealth Group, Inc.	3,335	1,613,140
Universal Health Services, Inc., Class B	55,596	9,475,226
US Physical Therapy, Inc.	7,089	719,604
*Varex Imaging Corp.	29,057	472,176
*Veradigm, Inc.	28,074	224,311
Viatris, Inc.	815,058	9,430,221
Zimmer Biomet Holdings, Inc.	125,246	15,064,589
*Zimvie, Inc.	23,182	352,366

TOTAL HEALTH CARE		1,300,230,763

INDUSTRIALS — (14.5%)
3M Co.	258,523	24,950,055
*AAR Corp.	35,164	2,431,239
ABM Industries, Inc.	68,321	2,985,628
Acme United Corp.	1,030	42,137
Acuity Brands, Inc.	31,098	7,721,633
AECOM	23,299	2,151,896
AGCO Corp.	76,671	8,755,061
#Air Lease Corp.	99,236	4,985,617
*Air Transport Services Group, Inc.	46,078	590,720
Alamo Group, Inc.	13,506	2,625,296
*Alaska Air Group, Inc.	110,577	4,757,023
Albany International Corp.	27,372	2,182,917
*Alight, Inc., Class A	475,647	4,290,336
Allegiant Travel Co.	7,424	405,053
Allient, Inc.	2,187	64,276
Allison Transmission Holdings, Inc.	45,382	3,337,846
*American Woodmark Corp.	15,273	1,406,338
AMETEK, Inc.	94,495	16,504,497
*API Group Corp.	194,013	7,483,081
Apogee Enterprises, Inc.	24,710	1,526,584

15

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Applied Industrial Technologies, Inc.	31,221	$5,721,248
ArcBest Corp.	20,802	2,307,150
Arcosa, Inc.	50,985	3,875,880
Argan, Inc.	13,643	822,127
*ASGN, Inc.	51,093	4,927,920
Astec Industries, Inc.	22,267	930,761
Atkore, Inc.	30,090	5,274,777
*AZEK Co., Inc. (The)	58,801	2,683,678
AZZ, Inc.	21,945	1,571,920
Barnes Group, Inc.	39,258	1,363,038
Barrett Business Services, Inc.	1,315	159,773
*Beacon Roofing Supply, Inc.	54,879	5,407,228
*BlueLinx Holdings, Inc.	7,142	783,263
Boise Cascade Co.	42,998	5,687,345
Brady Corp., Class A	46,866	2,765,094
*BrightView Holdings, Inc.	4,754	53,482
*Builders FirstSource, Inc.	71,550	13,080,771
*CACI International, Inc., Class A	22,382	9,002,712
Carlisle Cos., Inc.	21,936	8,516,652
Carrier Global Corp.	147,136	9,047,393
*CBIZ, Inc.	43,928	3,126,795
*CECO Environmental Corp.	7,982	172,571
#*Chart Industries, Inc.	6,620	953,677
Chicago Rivet & Machine Co.	700	11,214
#*Clarivate PLC	507,268	3,429,132
*Clean Harbors, Inc.	49,858	9,445,598
Columbus McKinnon Corp.	23,018	949,953
*Commercial Vehicle Group, Inc.	15,404	92,578
CompX International, Inc.	500	15,745
#Concentrix Corp.	55,731	3,046,814
*Construction Partners, Inc., Class A	25,607	1,322,345
Copa Holdings SA, Class A	26,284	2,510,122
Costamare, Inc.	99,125	1,187,518
Covenant Logistics Group, Inc.	7,080	319,945
CRA International, Inc.	7,402	1,073,956
Crane Co.	25,328	3,546,173
CSG Systems International, Inc.	5,570	263,127
CSW Industrials, Inc.	1,066	253,303
CSX Corp.	777,541	25,829,912
Cummins, Inc.	99,058	27,982,894
Curtiss-Wright Corp.	37,072	9,394,786
*Custom Truck One Source, Inc.	66,814	333,402
#*Dayforce, Inc.	84,507	5,186,195
Deere & Co.	112,231	43,928,336
Delta Air Lines, Inc.	504,980	25,284,349
#Deluxe Corp.	21,758	429,720
*Distribution Solutions Group, Inc.	16,453	542,455
*DNOW, Inc.	98,258	1,386,420
Douglas Dynamics, Inc.	14,892	337,155
Dover Corp.	86,205	15,456,556
*Driven Brands Holdings, Inc.	1,327	19,016
*Ducommun, Inc.	12,645	683,968
Dun & Bradstreet Holdings, Inc.	183,762	1,672,234
*DXP Enterprises, Inc.	14,361	700,242
*Dycom Industries, Inc.	25,139	3,519,963
Eastern Co. (The)	9,351	297,268
Eaton Corp. PLC	145,601	46,338,974
EMCOR Group, Inc.	26,091	9,318,922

16

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Emerson Electric Co.	201,066	$21,670,893
Encore Wire Corp.	16,598	4,636,817
Enerpac Tool Group Corp.	3,642	129,764
EnerSys	42,249	3,821,422
Ennis, Inc.	27,507	547,389
Enpro, Inc.	12,001	1,801,710
Esab Corp.	51,219	5,423,068
ESCO Technologies, Inc.	27,015	2,740,672
Espey Mfg. & Electronics Corp.	1,671	42,276
Federal Signal Corp.	34,844	2,832,817
FedEx Corp.	208,020	54,455,476
#First Advantage Corp.	122,082	1,989,937
Flowserve Corp.	119,370	5,629,489
*Fluor Corp.	106,951	4,313,334
Fortive Corp.	245,609	18,486,989
Fortune Brands Innovations, Inc.	122,729	8,971,490
#Forward Air Corp.	7,204	158,632
Franklin Electric Co., Inc.	41,715	4,015,903
#*FTI Consulting, Inc.	25,597	5,473,407
*Gates Industrial Corp. PLC	211,616	3,728,674
GATX Corp.	41,436	5,070,109
*GE Vernova, Inc.	67,630	10,395,407
Genco Shipping & Trading, Ltd.	20,882	445,622
*Gencor Industries, Inc.	13,043	221,340
*Generac Holdings, Inc.	43,333	5,891,555
General Dynamics Corp.	138,016	39,623,013
General Electric Co.	270,520	43,775,546
Genpact, Ltd.	147,044	4,520,133
*Gibraltar Industries, Inc.	31,811	2,273,214
*GMS, Inc.	34,959	3,234,407
Gorman-Rupp Co. (The)	18,351	608,703
#Granite Construction, Inc.	40,009	2,220,499
*Great Lakes Dredge & Dock Corp.	44,893	296,294
#Greenbrier Cos., Inc. (The)	27,678	1,367,016
*GXO Logistics, Inc.	103,978	5,163,547
H&E Equipment Services, Inc.	25,757	1,243,806
#*Hayward Holdings, Inc.	182,277	2,475,322
*Healthcare Services Group, Inc.	12,661	134,460
Heartland Express, Inc.	22,137	220,042
Heidrick & Struggles International, Inc.	18,634	549,330
Helios Technologies, Inc.	7,212	325,261
Herc Holdings, Inc.	24,712	3,534,557
Hexcel Corp.	57,000	3,659,970
Hillenbrand, Inc.	46,380	2,213,254
*Hillman Solutions Corp.	107,290	1,025,692
HNI Corp.	39,846	1,671,540
Howmet Aerospace, Inc.	34,098	2,276,042
Hub Group, Inc., Class A	59,239	2,382,593
*Hudson Technologies, Inc.	21,099	209,302
Huntington Ingalls Industries, Inc.	35,058	9,708,612
Hurco Cos., Inc.	7,268	131,551
*Huron Consulting Group, Inc.	21,770	2,029,835
Hyster-Yale Materials Handling, Inc.	9,866	577,852
ICF International, Inc.	20,127	2,904,125
IDEX Corp.	13,749	3,031,105
*IES Holdings, Inc.	8,110	1,095,823
Ingersoll Rand, Inc.	264,076	24,643,572
Insteel Industries, Inc.	17,561	563,708

17

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Interface, Inc.	4,846	$74,095
ITT, Inc.	81,376	10,525,172
Jacobs Solutions, Inc.	80,708	11,584,019
*Janus International Group, Inc.	125,937	1,814,752
JB Hunt Transport Services, Inc.	3,377	548,999
*JELD-WEN Holding, Inc.	72,533	1,486,926
#*JetBlue Airways Corp.	124,404	706,615
John Bean Technologies Corp.	17,170	1,529,675
Johnson Controls International PLC	388,913	25,306,569
Kadant, Inc.	10,296	2,818,942
KBR, Inc.	63,367	4,115,053
Kennametal, Inc.	67,832	1,596,087
*Kirby Corp.	51,213	5,588,875
Knight-Swift Transportation Holdings, Inc.	119,900	5,542,977
Korn Ferry	55,111	3,346,340
*Kratos Defense & Security Solutions, Inc.	128,914	2,297,247
L3Harris Technologies, Inc.	131,870	28,226,773
Leidos Holdings, Inc.	101,416	14,220,552
*Leonardo DRS, Inc.	4,923	105,943
#*Limbach Holdings, Inc.	8,037	364,317
Lindsay Corp.	9,048	1,050,925
LSI Industries, Inc.	15,841	231,279
ManpowerGroup, Inc.	42,154	3,180,519
Marten Transport, Ltd.	83,569	1,413,987
*Masonite International Corp.	19,560	2,592,678
*MasTec, Inc.	64,502	5,720,682
*Masterbrand, Inc.	122,481	2,041,758
Matson, Inc.	44,867	4,835,765
Matthews International Corp., Class A	13,388	361,208
Maximus, Inc.	56,425	4,529,799
#McGrath RentCorp	22,433	2,392,704
MDU Resources Group, Inc.	178,338	4,404,949
*Mercury Systems, Inc.	4,819	135,896
*Middleby Corp. (The)	46,943	6,523,669
Miller Industries, Inc.	12,968	631,671
MillerKnoll, Inc.	59,656	1,517,052
*Montrose Environmental Group, Inc.	1,056	45,852
Moog, Inc., Class A	33,215	5,283,510
*MRC Global, Inc.	65,234	732,578
MSC Industrial Direct Co., Inc.	49,901	4,552,967
#Mueller Industries, Inc.	104,570	5,837,097
Mueller Water Products, Inc., Class A	138,752	2,197,832
*MYR Group, Inc.	17,487	2,907,214
National Presto Industries, Inc.	1,249	102,406
*NEXTracker, Inc., Class A	57,329	2,453,108
Norfolk Southern Corp.	205,799	47,399,626
Northrop Grumman Corp.	59,925	29,065,423
*Northwest Pipe Co.	5,286	167,302
*NV5 Global, Inc.	11,912	1,110,675
nVent Electric PLC	141,075	10,167,275
*OPENLANE, Inc.	39,173	672,992
Oshkosh Corp.	62,678	7,036,859
Owens Corning	102,607	17,259,523
PACCAR, Inc.	346,397	36,756,186
*PAM Transportation Services, Inc.	22,667	388,286
Park Aerospace Corp.	9,330	133,139
Parker-Hannifin Corp.	34,190	18,630,473
*Parsons Corp.	63,999	5,024,561

18

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
#*Paycor HCM, Inc.	36,156	$628,030
Pentair PLC	143,104	11,318,095
*Perma-Pipe International Holdings, Inc.	8,687	74,708
Powell Industries, Inc.	219	31,317
Preformed Line Products Co.	400	48,412
Primoris Services Corp.	41,857	1,950,536
*Proto Labs, Inc.	4,342	132,344
Quanex Building Products Corp.	30,731	1,020,884
Quanta Services, Inc.	59,399	15,358,205
*Radiant Logistics, Inc.	42,044	207,697
*RBC Bearings, Inc.	17,733	4,336,605
*RCM Technologies, Inc.	4,464	84,593
Regal Rexnord Corp.	43,680	7,048,642
Republic Services, Inc.	86,651	16,610,997
*Resideo Technologies, Inc.	127,492	2,489,919
Resources Connection, Inc.	31,255	345,368
REV Group, Inc.	8,701	190,204
Robert Half, Inc.	30,382	2,100,611
RTX Corp.	553,815	56,223,299
#Rush Enterprises, Inc., Class A	56,580	2,484,994
Rush Enterprises, Inc., Class B	38,627	1,580,231
*RXO, Inc.	53,361	1,009,057
Ryder System, Inc.	46,590	5,676,991
*Saia, Inc.	706	280,162
Schneider National, Inc., Class B	77,266	1,597,861
Science Applications International Corp.	42,490	5,468,463
Sensata Technologies Holding PLC	37,672	1,443,214
Shyft Group, Inc. (The)	32,985	358,877
*SIFCO Industries, Inc.	4,527	14,232
Simpson Manufacturing Co., Inc.	26,634	4,631,386
*SiteOne Landscape Supply, Inc.	23,341	3,661,969
*SkyWest, Inc.	42,918	3,134,302
Snap-on, Inc.	42,697	11,441,088
#Southwest Airlines Co.	375,145	9,731,261
*SPX Technologies, Inc.	7,909	963,395
SS&C Technologies Holdings, Inc.	200,935	12,435,867
Standex International Corp.	13,277	2,295,328
#Stanley Black & Decker, Inc.	98,434	8,996,868
#Star Bulk Carriers Corp.	11,076	269,368
Steelcase, Inc., Class A	78,839	948,433
*Stericycle, Inc.	82,375	3,684,634
*Sterling Check Corp.	26,630	402,912
*Sterling Infrastructure, Inc.	19,094	1,939,950
*Sun Country Airlines Holdings, Inc.	736	9,796
*TaskUS, Inc., Class A	3,653	41,863
Tecnoglass, Inc.	40,054	2,225,000
Tennant Co.	13,829	1,610,802
Terex Corp.	62,009	3,475,604
Textron, Inc.	128,165	10,841,477
*Thermon Group Holdings, Inc.	26,453	844,644
Timken Co. (The)	62,709	5,594,897
*Titan International, Inc.	51,288	565,194
*Titan Machinery, Inc.	17,783	395,850
TransUnion	153,951	11,238,423
Trinity Industries, Inc.	85,551	2,226,037
TTEC Holdings, Inc.	17,006	123,804
Twin Disc, Inc.	6,900	110,952
UFP Industries, Inc.	62,101	6,998,783

19

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
U-Haul Holding Co.	205,103	$12,576,916
#*U-Haul Holding Co.	15,429	975,576
*Ultralife Corp.	3,309	38,715
UniFirst Corp.	15,735	2,519,646
*United Airlines Holdings, Inc.	273,179	14,057,791
United Rentals, Inc.	32,205	21,512,618
Universal Logistics Holdings, Inc.	54	2,413
*V2X, Inc.	8,802	427,601
Valmont Industries, Inc.	12,817	2,624,922
Veralto Corp.	4,669	437,392
Vestis Corp.	116,865	2,152,644
*Vicor Corp.	928	30,049
#Virco Mfg. Corp.	12,601	134,453
VSE Corp.	10,416	813,177
#Wabash National Corp.	34,117	788,444
Watts Water Technologies, Inc., Class A	17,196	3,412,718
#Werner Enterprises, Inc.	58,110	1,987,362
WESCO International, Inc.	53,398	8,156,544
Westinghouse Air Brake Technologies Corp.	116,110	18,702,999
*Willis Lease Finance Corp.	6,713	326,319
Woodward, Inc.	39,530	6,418,091
Xylem, Inc.	114,019	14,902,283
#Zurn Elkay Water Solutions Corp.	157,377	4,922,753

TOTAL INDUSTRIALS		1,506,291,910

INFORMATION TECHNOLOGY — (9.4%)
A10 Networks, Inc.	44,206	577,330
*ACI Worldwide, Inc.	93,035	3,172,494
Adeia, Inc.	74,019	728,347
Advanced Energy Industries, Inc.	32,887	3,151,890
*Advanced Micro Devices, Inc.	556,556	88,147,339
*Akamai Technologies, Inc.	119,643	12,075,568
*Alithya Group, Inc., Class A	11,334	17,228
*Alpha & Omega Semiconductor, Ltd.	20,661	451,856
Amdocs, Ltd.	112,797	9,473,820
Amkor Technology, Inc.	213,462	6,905,496
Analog Devices, Inc.	285,274	57,228,817
*Arrow Electronics, Inc.	56,681	7,236,463
*Aspen Technology, Inc.	34,258	6,744,372
*AstroNova, Inc.	6,285	108,542
*Aviat Networks, Inc.	5,862	196,084
Avnet, Inc.	78,997	3,860,583
*Aware, Inc.	14,326	28,079
*Axcelis Technologies, Inc.	4,090	423,397
*AXT, Inc.	3,780	11,340
Bel Fuse, Inc., Class A	3,574	250,180
#Bel Fuse, Inc., Class B	7,655	449,502
Belden, Inc.	36,011	2,926,614
Benchmark Electronics, Inc.	41,447	1,252,114
*BILL Holdings, Inc.	15,558	970,197
*Calix, Inc.	45,113	1,250,984
*CCC Intelligent Solutions Holdings, Inc.	265,183	2,975,353
#*Cerence, Inc.	13,973	127,294
*Ciena Corp.	100,662	4,653,604
*Cirrus Logic, Inc.	56,281	4,984,808
Cisco Systems, Inc.	1,552,511	72,936,967
#*Cleanspark, Inc.	5,407	88,567
Cognex Corp.	5,374	223,236
Cognizant Technology Solutions Corp., Class A	433,984	28,504,069

20

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Coherent Corp.	100,452	$5,487,693
*Cohu, Inc.	40,486	1,227,536
Corning, Inc.	826,466	27,587,435
*Corsair Gaming, Inc.	17,278	191,786
Crane NXT Co.	44,719	2,719,362
CSP, Inc.	4,828	63,102
CTS Corp.	34,935	1,598,276
*Daktronics, Inc.	21,952	207,446
*Digi International, Inc.	35,188	1,078,864
*Diodes, Inc.	47,028	3,433,514
Dolby Laboratories, Inc., Class A	33,033	2,565,343
*DXC Technology Co.	149,961	2,922,740
*E2open Parent Holdings, Inc.	6,452	31,292
Entegris, Inc.	50,508	6,713,523
*Envestnet, Inc.	3,133	194,465
*EPAM Systems, Inc.	14,329	3,371,041
*ePlus, Inc.	28,221	2,169,631
*F5, Inc.	47,872	7,913,720
*Fabrinet	29,433	5,093,969
*First Solar, Inc.	55,869	9,849,705
*Flex, Ltd.	439,997	12,605,914
*FormFactor, Inc.	35,255	1,572,020
*Frequency Electronics, Inc.	7,390	70,944
#*GLOBALFOUNDRIES, Inc.	106,798	5,220,286
*Globant SA	11,106	1,983,421
#*GSI Technology, Inc.	2,491	9,790
*Harmonic, Inc.	16,553	177,779
Hewlett Packard Enterprise Co.	954,689	16,229,713
*Ichor Holdings, Ltd.	19,075	739,729
*Informatica, Inc., Class A	42,803	1,325,609
#*Insight Enterprises, Inc.	34,925	6,376,257
*Instructure Holdings, Inc.	7,857	150,304
#Intel Corp.	2,873,041	87,541,559
#InterDigital, Inc.	18,803	1,856,420
*IPG Photonics Corp.	32,293	2,711,966
*Itron, Inc.	40,079	3,692,078
Juniper Networks, Inc.	222,299	7,740,451
*Key Tronic Corp.	16,923	73,107
*Keysight Technologies, Inc.	108	15,978
*Kimball Electronics, Inc.	23,443	490,662
*Knowles Corp.	39,424	624,082
Kulicke & Soffa Industries, Inc.	59,166	2,738,203
*Kyndryl Holdings, Inc.	208,436	4,097,852
Littelfuse, Inc.	18,949	4,370,397
*LiveRamp Holdings, Inc.	7,507	241,050
#*Lumentum Holdings, Inc.	44,083	1,929,072
#*Marathon Digital Holdings, Inc.	7,706	123,758
Marvell Technology, Inc.	393,517	25,936,706
*MaxLinear, Inc.	35,805	744,386
*MeridianLink, Inc.	11,992	200,027
Methode Electronics, Inc.	23,261	283,552
Micron Technology, Inc.	604,311	68,262,971
*Mirion Technologies, Inc.	144,093	1,566,291
*Mitek Systems, Inc.	35,361	446,609
MKS Instruments, Inc.	27,240	3,241,015
*N-able, Inc.	28,852	353,726
*NCR Voyix Corp.	79,002	967,775
*NetScout Systems, Inc.	30,335	584,252

21

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Okta, Inc.	86,134	$8,008,739
*ON Semiconductor Corp.	204,947	14,379,082
*Onto Innovation, Inc.	18,607	3,451,412
*Optical Cable Corp.	10,474	29,327
*OSI Systems, Inc.	16,537	2,173,623
PC Connection, Inc.	27,683	1,715,516
*Perficient, Inc.	23,254	1,098,984
*Photronics, Inc.	65,831	1,804,428
*Plexus Corp.	28,692	2,898,179
#*PowerSchool Holdings, Inc.	10,282	178,084
Progress Software Corp.	3,338	166,299
*Qorvo, Inc.	66,535	7,773,949
Richardson Electronics, Ltd.	12,923	136,079
*Rogers Corp.	5,032	599,261
Roper Technologies, Inc.	39,003	19,948,474
Salesforce, Inc.	403,215	108,440,642
*Sanmina Corp.	48,111	2,918,894
Sapiens International Corp. NV	16,867	519,504
*ScanSource, Inc.	20,741	863,240
*SentinelOne, Inc., Class A	116,925	2,470,625
*Silicon Laboratories, Inc.	5,511	669,531
Skyworks Solutions, Inc.	130,568	13,917,243
SolarWinds Corp.	75,864	836,021
*Stratasys, Ltd.	1,989	19,333
*Synaptics, Inc.	21,502	1,934,320
TD SYNNEX Corp.	68,718	8,097,729
TE Connectivity, Ltd.	233,156	32,986,911
*Teledyne Technologies, Inc.	29,508	11,256,712
*Thoughtworks Holding, Inc.	1,103	2,559
*Trimble, Inc.	128,576	7,723,560
*TTM Technologies, Inc.	92,781	1,385,220
*Twilio, Inc., Class A	99,654	5,967,282
*Ultra Clean Holdings, Inc.	39,731	1,661,948
#*Unity Software, Inc.	194,860	4,729,252
*Veeco Instruments, Inc.	47,474	1,677,731
*Verint Systems, Inc.	54,382	1,646,687
#*Viasat, Inc.	3,486	55,462
*Viavi Solutions, Inc.	147,544	1,165,598
Vishay Intertechnology, Inc.	131,997	3,054,411
*Vishay Precision Group, Inc.	13,718	452,694
*Western Digital Corp.	206,606	14,633,903
Xerox Holdings Corp.	100,905	1,341,027
*Zebra Technologies Corp.	25,641	8,065,633
*Zoom Video Communications, Inc., Class A	116,316	7,106,908

TOTAL INFORMATION TECHNOLOGY		983,810,704

MATERIALS — (6.4%)
AdvanSix, Inc.	19,492	492,368
Air Products and Chemicals, Inc.	92,314	21,817,491
#Albemarle Corp.	83,130	10,001,370
Alcoa Corp.	28,957	1,017,549
#Alpha Metallurgical Resources, Inc.	11,385	3,724,261
Amcor PLC	1,036,703	9,268,125
AptarGroup, Inc.	52,808	7,624,419
#*Arcadium Lithium PLC	200,643	882,829
Arch Resources, Inc.	15,626	2,481,096
*Ascent Industries Co.	1,028	10,558
Ashland, Inc.	53,542	5,104,159
#*ATI, Inc.	73,905	4,412,129

22

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Avient Corp.	80,008	$3,393,939
*Axalta Coating Systems, Ltd.	179,299	5,637,161
Ball Corp.	164,441	11,440,160
Berry Global Group, Inc.	106,216	6,016,074
Cabot Corp.	48,650	4,438,340
Carpenter Technology Corp.	43,552	3,732,406
#Celanese Corp.	90,561	13,911,075
*Century Aluminum Co.	55,172	957,234
CF Industries Holdings, Inc.	170,312	13,449,539
Chemours Co. (The)	49,457	1,322,975
*Clearwater Paper Corp.	895	40,311
*Cleveland-Cliffs, Inc.	363,327	6,140,226
*Coeur Mining, Inc.	330,532	1,494,005
Commercial Metals Co.	103,985	5,588,154
#Compass Minerals International, Inc.	11,855	147,595
*Core Molding Technologies, Inc.	9,557	172,217
Corteva, Inc.	313,005	16,942,961
Crown Holdings, Inc.	101,667	8,343,811
Dow, Inc.	559,863	31,856,205
DuPont de Nemours, Inc.	198,362	14,381,245
Eastman Chemical Co.	101,061	9,544,201
*Ecovyst, Inc.	98,219	926,205
Element Solutions, Inc.	222,835	5,154,174
Ferroglobe PLC	22,898	120,215
FMC Corp.	2,024	119,436
Fortitude Gold Corp.	14,303	70,085
Freeport-McMoRan, Inc.	593,986	29,663,661
Friedman Industries, Inc.	3,048	59,223
Graphic Packaging Holding Co.	279,959	7,236,940
Greif, Inc., Class A	22,894	1,402,944
Greif, Inc., Class B	400	24,992
Hawkins, Inc.	21,553	1,633,071
Haynes International, Inc.	10,047	604,327
HB Fuller Co.	56,171	4,196,535
Hecla Mining Co.	158,473	749,577
Huntsman Corp.	183,621	4,381,197
*Ingevity Corp.	4,807	245,830
Innospec, Inc.	22,968	2,756,160
International Flavors & Fragrances, Inc.	116,277	9,842,848
International Paper Co.	247,577	8,650,340
Kaiser Aluminum Corp.	23,101	2,090,409
*Knife River Corp.	51,383	4,017,637
Koppers Holdings, Inc.	11,887	609,565
Linde PLC	165,455	72,959,037
Louisiana-Pacific Corp.	76,068	5,567,417
*LSB Industries, Inc.	7,756	72,131
LyondellBasell Industries NV, Class A	281,456	28,137,156
Martin Marietta Materials, Inc.	51,640	30,316,295
Materion Corp.	19,192	2,205,928
#Mativ Holdings, Inc.	32,359	590,875
Mercer International, Inc.	21,725	220,074
*Metallus, Inc.	34,812	715,735
Minerals Technologies, Inc.	33,798	2,463,536
Mosaic Co. (The)	65,946	2,070,045
#*MP Materials Corp.	114,052	1,824,832
Myers Industries, Inc.	22,693	496,977
NewMarket Corp.	6	3,162
Newmont Corp.	218,738	8,889,512

23

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Northern Technologies International Corp.	6,070	$107,439
Nucor Corp.	233,035	39,273,389
*O-I Glass, Inc.	29,162	436,264
Olin Corp.	106,136	5,548,790
Olympic Steel, Inc.	9,966	633,539
Orion SA	48,008	1,135,869
Packaging Corp. of America	67,033	11,595,368
Pactiv Evergreen, Inc.	78,629	1,198,306
*Perimeter Solutions SA	461	3,227
PPG Industries, Inc.	98,136	12,659,544
Quaker Chemical Corp.	15,824	2,951,651
Radius Recycling, Inc.	12,841	223,690
#Ramaco Resources, Inc., Class A	1,446	22,673
*Rayonier Advanced Materials, Inc.	48,219	179,857
Reliance, Inc.	56,550	16,100,916
Royal Gold, Inc.	45,042	5,410,895
Ryerson Holding Corp.	22,786	650,540
Sensient Technologies Corp.	38,329	2,806,449
Silgan Holdings, Inc.	90,449	4,220,350
Sonoco Products Co.	90,089	5,049,488
Steel Dynamics, Inc.	170,465	22,180,906
Stepan Co.	19,864	1,648,513
*Summit Materials, Inc., Class A	106,633	4,148,024
SunCoke Energy, Inc.	67,414	695,038
Sylvamo Corp.	38,231	2,389,438
TriMas Corp.	27,550	716,025
Tronox Holdings PLC	131,724	2,237,991
United States Lime & Minerals, Inc.	3,687	1,142,970
#United States Steel Corp.	201,394	7,350,881
*Universal Stainless & Alloy Products, Inc.	6,269	163,934
Vulcan Materials Co.	97,134	25,024,632
Warrior Met Coal, Inc.	5,685	388,570
Westlake Corp.	51,548	7,596,113
Westrock Co.	177,486	8,512,229
Worthington Steel, Inc.	35,856	1,104,006

TOTAL MATERIALS		662,381,785

REAL ESTATE — (0.5%)
*CBRE Group, Inc., Class A	191,893	16,673,583
*CoStar Group, Inc.	169,846	15,546,004
*Cushman & Wakefield PLC	181,295	1,749,497
*Forestar Group, Inc.	33,804	1,047,586
*Howard Hughes Holdings, Inc.	33,505	2,183,186
*Jones Lang LaSalle, Inc.	27,946	5,049,842
#Kennedy-Wilson Holdings, Inc.	25,267	217,043
Marcus & Millichap, Inc.	20,718	656,139
Newmark Group, Inc., Class A	81,521	780,156
*Stratus Properties, Inc.	2,821	63,980
*Zillow Group, Inc., Class A	31,167	1,309,014
*Zillow Group, Inc., Class C	102,054	4,344,439

TOTAL REAL ESTATE		49,620,469

UTILITIES — (0.3%)
#*Altus Power, Inc.	53,186	195,193
Brookfield Renewable Corp., Class A	9,188	213,529
New Jersey Resources Corp.	82,905	3,622,119
NRG Energy, Inc.	106,362	7,729,327
#Ormat Technologies, Inc.	47,594	3,037,925

24

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
Vistra Corp.	296,043	$22,451,901

TOTAL UTILITIES		37,249,994

TOTAL COMMON STOCKS		10,182,526,841

PREFERRED STOCK —(0.0%)
INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	11,314	298,577

TOTAL PREFERRED STOCK		298,577

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*<»OmniAb Operations, Inc.	423	—
*<»OmniAb Operations, Inc.	423	—

TOTAL HEALTH CARE		—

TOTAL RIGHTS/WARRANTS		—

TOTAL INVESTMENTS SECURITIES — (97.8%) (Cost $6,550,502,291)		10,182,825,418

SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term Investment Fund	19,390,600	224,310,460

TOTAL INVESTMENTS — (100.0%) (Cost $6,774,812,751)		$10,407,135,878

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of April 30, 2024
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$659,459,810	$—	$—	$659,459,810
Consumer Discretionary	623,325,019	—	—	623,325,019
Consumer Staples	417,554,076	—	—	417,554,076
Energy	1,475,378,736	—	—	1,475,378,736
Financials	2,467,223,575	—	—	2,467,223,575
Health Care	1,300,230,763	—	—	1,300,230,763
Industrials	1,506,291,910	—	—	1,506,291,910
Information Technology	983,810,704	—	—	983,810,704
Materials	662,381,785	—	—	662,381,785
Real Estate	49,620,469	—	—	49,620,469
Utilities	37,249,994	—	—	37,249,994
Preferred Stock
Industrials	298,577	—	—	298,577
Rights/Warrants
Health Care	—	—	—	—

25

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Securities Lending Collateral	$—	$224,310,460	$—		$224,310,460

Total Investments	$10,182,825,418	$224,310,460	$—	***	$10,407,135,878

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

26

DIMENSIONAL INTERNATIONAL VALUE ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (95.6%)
AUSTRALIA — (5.9%)
Ampol, Ltd.	118,785	$2,839,270
*ANZ Group Holdings, Ltd.	2,093,278	38,277,083
Aurizon Holdings, Ltd.	4,417,778	10,987,071
Bendigo & Adelaide Bank, Ltd.	447,225	2,840,169
BlueScope Steel, Ltd.	1,306,651	19,421,585
Brickworks, Ltd.	11,221	195,420
*Challenger, Ltd.	541,382	2,372,941
*Cleanaway Waste Management, Ltd.	1,482,325	2,598,882
Evolution Mining, Ltd.	4,760,852	12,551,337
Harvey Norman Holdings, Ltd.	1,695,394	5,053,155
Incitec Pivot, Ltd.	3,466,342	6,302,440
*Lendlease Corp., Ltd.	100,844	423,676
National Australia Bank, Ltd.	3,051,597	66,976,609
New Hope Corp., Ltd.	661,974	1,955,832
*Northern Star Resources, Ltd.	1,916,348	18,591,064
*Orica, Ltd.	792,506	9,314,519
Origin Energy, Ltd.	1,559,424	9,872,976
*QBE Insurance Group, Ltd.	1,061,921	12,225,883
Qube Holdings, Ltd.	712,991	1,541,727
Rio Tinto, Ltd.	198,280	16,801,011
Santos, Ltd.	7,261,185	36,305,925
Seven Group Holdings, Ltd.	133,104	3,288,706
Sonic Healthcare, Ltd.	879,658	15,291,198
South32, Ltd.	7,109,161	16,572,655
*Suncorp Group, Ltd.	1,818,280	19,623,256
TPG Telecom, Ltd.	449,768	1,317,178
Westpac Banking Corp.	2,764,705	46,605,027
Whitehaven Coal, Ltd.	1,995,957	10,005,707
Woodside Energy Group, Ltd.	2,200,356	40,335,097
Worley, Ltd.	291,760	2,858,869
#Yancoal Australia, Ltd.	772,028	2,782,309

TOTAL AUSTRALIA		436,128,577

AUSTRIA — (0.2%)
Erste Group Bank AG	197,310	9,255,466
OMV AG	67,937	3,245,646

TOTAL AUSTRIA		12,501,112

BELGIUM — (0.7%)
Ageas SA	243,991	11,254,741
Anheuser-Busch InBev SA	30,634	1,839,554
Anheuser-Busch InBev SA, Sponsored ADR	120	7,159
KBC Group NV	333,170	24,901,450
#Solvay SA, Class A	109,660	3,565,712
*Syensqo SA	109,660	10,223,426

TOTAL BELGIUM		51,792,042

CANADA — (10.3%)
Agnico Eagle Mines, Ltd.	593,571	37,602,723
Agnico Eagle Mines, Ltd.	227	14,405
AltaGas, Ltd.	263,286	5,783,725
ARC Resources, Ltd.	615,845	11,175,176
B2Gold Corp.	28,532	72,272
Bank of Montreal	155,599	13,927,291
Bank of Montreal	492,014	43,946,691

1

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Bank of Nova Scotia (The)	1,001,985	$45,991,112
Bank of Nova Scotia (The)	262,175	12,052,970
Barrick Gold Corp.	1,007,478	16,764,434
Barrick Gold Corp.	67,382	1,122,175
Canadian Imperial Bank of Commerce	577,061	26,991,258
#Canadian Imperial Bank of Commerce, ADR	675,012	31,516,310
#*Canadian Tire Corp., Ltd., Class A	19,062	1,845,220
#Cenovus Energy, Inc., ADR	506,071	10,404,820
Empire Co., Ltd., Class A	81,594	1,904,662
#Endeavour Mining PLC	254,014	5,319,345
Fairfax Financial Holdings, Ltd.	46,023	50,138,723
First Quantum Minerals, Ltd.	161,878	2,059,634
Great-West Lifeco, Inc.	7,982	236,523
iA Financial Corp., Inc.	245,971	14,942,490
#IGM Financial, Inc.	107,083	2,682,044
Imperial Oil, Ltd.	109,404	7,543,406
Kinross Gold Corp.	1,815,542	11,710,246
Kinross Gold Corp.	1,396,532	9,026,607
Lundin Mining Corp.	1,222,903	13,992,820
Magna International, Inc.	40,366	1,933,314
#Magna International, Inc., ADR	609,353	29,127,073
Manulife Financial Corp.	158,701	3,709,203
Manulife Financial Corp., ADR	1,791,246	41,771,857
*MEG Energy Corp.	694,519	15,828,067
Northland Power, Inc.	4,733	72,381
Nutrien, Ltd.	169,109	8,935,198
Nutrien, Ltd., ADR	949,756	50,118,624
#Pan American Silver Corp.	277,845	5,123,462
Suncor Energy, Inc.	290,513	11,107,943
Suncor Energy, Inc., ADR	1,449,640	55,361,751
Teck Resources, Ltd., Class B	1,043,572	51,333,307
Teck Resources, Ltd., Class B	9,950	490,239
Toronto-Dominion Bank (The)	80,548	4,788,263
Toronto-Dominion Bank (The), ADR	864,985	51,310,910
#Tourmaline Oil Corp.	643,110	31,494,298
West Fraser Timber Co., Ltd.	86,989	6,676,217
West Fraser Timber Co., Ltd.	38,504	2,947,866
Whitecap Resources, Inc.	1,093,428	8,309,050

TOTAL CANADA		759,206,105

DENMARK — (2.9%)
AP Moller - Maersk A/S, Class A	994	1,419,318
AP Moller - Maersk A/S, Class B	1,373	2,005,759
Carlsberg AS, Class B	215,287	29,110,898
Coloplast A/S, Class B	113,658	13,791,441
Danske Bank A/S	485,954	14,072,800
*Demant A/S	224,050	10,805,253
DSV A/S	170,696	24,417,480
*Genmab A/S	48,598	13,631,142
#*Genmab A/S, Class S, ADR	23,188	642,076
H Lundbeck A/S	351,948	1,717,521
Jyske Bank A/S, Registered	2,734	222,825
Novo Nordisk A/S, Class B	41,498	5,369,780
Novonesis (Novozymes) B, B Shares	561,443	31,278,251
Pandora A/S	151,955	23,298,598
ROCKWOOL A/S, Class A	416	136,274
ROCKWOOL A/S, Class B	16,607	5,466,345
*Svitzer A/S	4,734	159,387
Tryg A/S	250,757	4,978,939

2

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
*Vestas Wind Systems A/S	959,931	$25,927,158
*Zealand Pharma A/S	12,247	1,111,392

TOTAL DENMARK		209,562,637

FINLAND — (0.8%)
Fortum OYJ	504,084	6,672,754
Nokia OYJ	4,587,757	16,735,063
#Nokia OYJ, Sponsored ADR	1,633,220	5,961,253
Nordea Bank Abp	1,103,786	12,988,425
Stora Enso OYJ, Class R	757,460	10,164,476
UPM-Kymmene OYJ	176,617	6,216,901

TOTAL FINLAND		58,738,872

FRANCE — (10.5%)
ΩALD SA	104,474	693,157
ΩAmundi SA	46,029	3,236,003
Arkema SA	121,091	12,565,766
BNP Paribas SA	613,105	44,322,818
Bollore SE	590,872	3,853,939
Bouygues SA	522,324	19,329,613
Carrefour SA	1,333,111	22,507,643
Cie de Saint-Gobain SA	1,063,047	84,863,711
Cie Generale des Etablissements Michelin SCA	1,586,078	61,358,491
Credit Agricole SA	475,245	7,393,705
Eiffage SA	153,044	16,413,410
Engie SA	1,853,743	32,249,178
Ipsen SA	9,865	1,203,551
Orange SA	4,277,847	47,685,120
Publicis Groupe SA	239,481	26,592,498
Renault SA	408,953	20,438,249
Rexel SA	536,859	14,023,786
Sanofi SA	807,200	80,337,645
Societe Generale SA	1,084,858	29,452,161
TotalEnergies SE	3,217,893	236,001,070
Vinci SA	5,974	704,247
Vivendi SE	602,679	6,164,502

TOTAL FRANCE		771,390,263

GERMANY — (6.1%)
BASF SE	814,832	42,826,970
Bayer AG, Registered	1,279,158	37,407,880
Bayerische Motoren Werke AG	443,480	48,581,125
Commerzbank AG	1,481,122	22,108,426
Continental AG	176,483	11,480,840
*ΩCovestro AG	318,234	15,986,050
Daimler Truck Holding AG	956,002	43,249,730
Deutsche Bank AG, Registered	740,914	11,891,320
Deutsche Bank AG, Registered Sponsored	1,027,896	16,497,731
*Deutsche Lufthansa AG, Registered	177,849	1,276,775
Deutsche Telekom AG	472,200	10,850,355
ΩDWS Group GmbH & Co. KGaA	29,555	1,252,697
Evonik Industries AG	299,018	6,249,058
Fresenius Medical Care AG	290,425	12,297,328
Fresenius SE & Co. KGaA	384,515	11,499,721
#ΩHapag-Lloyd AG	21,272	3,923,548
Heidelberg Materials AG	262,397	26,553,096
Henkel AG & Co. KGaA	93,739	6,730,509
*Mercedes-Benz Group AG	1,134,112	86,025,796
RWE AG	460,338	16,061,107
*Siemens Energy AG	166,119	3,428,137

3

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Talanx AG	52,407	$3,961,779
Volkswagen AG	39,889	5,664,125

TOTAL GERMANY		445,804,103

HONG KONG — (1.2%)
BOC Hong Kong Holdings, Ltd.	4,015,500	12,398,906
ΩBudweiser Brewing Co. APAC, Ltd.	866,700	1,218,956
#Cathay Pacific Airways, Ltd.	2,513,727	2,715,823
CK Asset Holdings, Ltd.	2,754,962	11,852,973
CK Hutchison Holdings, Ltd.	4,763,848	23,297,855
CK Infrastructure Holdings, Ltd.	612,000	3,466,425
ΩESR Group, Ltd.	1,174,800	1,297,790
Hang Lung Properties, Ltd.	166,000	184,864
Hang Seng Bank, Ltd.	61,600	818,319
Henderson Land Development Co., Ltd.	649,730	1,977,136
HKT Trust & HKT, Ltd.	121,000	133,977
Hong Kong & China Gas Co., Ltd.	2,462,000	1,879,269
*MTR Corp., Ltd.	488,211	1,613,596
Sun Hung Kai Properties, Ltd.	877,934	8,166,227
Swire Pacific, Ltd., Class A	651,000	5,535,148
Swire Pacific, Ltd., Class B	887,500	1,209,629
*Tsim Sha Tsui Properties, Ltd.	3,125	7,344
ΩWH Group, Ltd.	16,290,620	11,914,073
*Xinyi Glass Holdings, Ltd.	69,178	74,474

TOTAL HONG KONG		89,762,784

IRELAND — (0.3%)
AIB Group PLC	643,745	3,349,404
Bank of Ireland Group PLC	954,949	10,256,795
Smurfit Kappa Group PLC	284,162	12,381,555

TOTAL IRELAND		25,987,754

ISRAEL — (0.6%)
Bank Hapoalim BM	943,984	8,563,624
Bank Leumi Le-Israel BM	1,651,553	12,964,809
*Clal Insurance Enterprises Holdings, Ltd.	8,597	144,349
Delek Group, Ltd.	26,621	3,159,614
Harel Insurance Investments & Financial Services, Ltd.	182,620	1,679,686
Isracard, Ltd.	1	3
Israel Discount Bank, Ltd., Class A	2,614,085	13,503,077
Migdal Insurance & Financial Holdings, Ltd.	119,160	151,678
Phoenix Holdings, Ltd. (The)	161,587	1,554,633

TOTAL ISRAEL		41,721,473

ITALY — (2.5%)
Banco BPM SpA	1,143,133	7,558,712
Eni SpA	1,854,517	30,013,975
Eni SpA, Sponsored ADR	32	1,025
Intesa Sanpaolo SpA	1,041,979	3,928,465
Mediobanca Banca di Credito Finanziario SpA	252,528	3,604,727
*ΩNexi SpA	325,326	1,905,559
#Stellantis NV	1,812,866	40,426,912
Stellantis NV	1,397,230	31,194,639
UniCredit SpA	1,845,457	68,235,517

TOTAL ITALY		186,869,531

JAPAN — (21.2%)
AGC, Inc.	468,331	17,359,481
Air Water, Inc.	373,100	5,625,010
Aisin Corp.	288,700	10,994,688
Alfresa Holdings Corp.	164,301	2,438,961

4

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Amada Co., Ltd.	661,492	$7,261,637
Aozora Bank, Ltd.	500	7,797
Asahi Group Holdings, Ltd.	567,300	19,484,997
Asahi Kasei Corp.	2,513,200	17,575,551
Bridgestone Corp.	359,900	15,961,250
Brother Industries, Ltd.	486,300	8,658,930
Canon Marketing Japan, Inc.	66,500	1,837,820
Canon, Inc., Sponsored ADR	10,389	279,880
Chiba Bank, Ltd. (The)	325,500	2,761,367
Coca-Cola Bottlers Japan Holdings, Inc.	144,714	2,031,872
COMSYS Holdings Corp.	123,000	2,884,186
Concordia Financial Group, Ltd.	813,013	4,400,236
Cosmo Energy Holdings Co., Ltd.	127,600	6,137,352
Daicel Corp.	504,300	4,714,043
Daido Steel Co., Ltd.	183,300	2,030,260
Dai-ichi Life Holdings, Inc.	777,400	18,026,452
Daiwa House Industry Co., Ltd.	529,100	14,928,377
Daiwa Securities Group, Inc.	824,500	6,088,196
#Dentsu Group, Inc.	261,026	7,081,117
Dowa Holdings Co., Ltd.	61,700	2,319,950
ENEOS Holdings, Inc.	5,916,886	27,481,664
EXEO Group, Inc.	291,028	3,181,862
Ezaki Glico Co., Ltd.	1,500	38,843
FUJIFILM Holdings Corp.	632,200	13,566,799
Fukuoka Financial Group, Inc.	115,118	3,070,252
Gunma Bank, Ltd. (The)	212,871	1,298,883
Hachijuni Bank, Ltd. (The)	258,900	1,734,062
Hakuhodo DY Holdings, Inc.	259,592	2,429,886
Hankyu Hanshin Holdings, Inc.	308,400	8,101,710
Haseko Corp.	535,200	6,477,224
*Hino Motors, Ltd.	300,600	880,033
Hitachi Construction Machinery Co., Ltd.	201,900	5,822,274
Honda Motor Co., Ltd.	3,848,564	44,314,797
Honda Motor Co., Ltd., Sponsored ADR	478,327	16,258,335
House Foods Group, Inc.	25,300	499,521
Idemitsu Kosan Co., Ltd.	1,845,900	12,603,943
Iida Group Holdings Co., Ltd.	212,700	2,728,275
INFRONEER Holdings, Inc.	328,900	2,920,839
Inpex Corp.	1,264,500	19,224,836
Isetan Mitsukoshi Holdings, Ltd.	318,300	4,495,420
Isuzu Motors, Ltd.	1,295,800	16,464,602
Iwatani Corp.	50,600	2,883,298
Iyogin Holdings, Inc.	137,500	1,053,760
J Front Retailing Co., Ltd.	461,400	4,035,949
Japan Airlines Co., Ltd.	19,500	346,902
Japan Post Holdings Co., Ltd.	623,884	5,990,460
Japan Post Insurance Co., Ltd.	99,700	1,869,949
JFE Holdings, Inc.	1,127,892	16,922,143
JTEKT Corp.	331,600	2,579,216
Kajima Corp.	612,700	11,808,973
Kamigumi Co., Ltd.	137,600	2,979,082
Kandenko Co., Ltd.	62,800	701,968
Kansai Paint Co., Ltd.	116,700	1,531,379
Kawasaki Heavy Industries, Ltd.	310,800	9,671,703
Keihan Holdings Co., Ltd.	42,600	893,879
Kewpie Corp.	39,900	806,291
Kobe Steel, Ltd.	707,600	8,694,084
Koito Manufacturing Co., Ltd.	361,800	4,887,915

5

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Komatsu, Ltd.	421,500	$12,736,202
Kubota Corp.	887,400	14,354,378
Kuraray Co., Ltd.	730,332	8,103,198
Kyoto Financial Group, Inc.	159,800	2,855,512
Kyushu Financial Group, Inc.	224,900	1,513,482
Lion Corp.	178,700	1,606,273
Lixil Corp.	511,640	5,517,447
LY Corp.	1,508,700	3,672,882
Mabuchi Motor Co., Ltd.	63,800	991,674
Marubeni Corp.	747,000	13,405,319
Mazda Motor Corp.	1,213,994	13,916,978
Mebuki Financial Group, Inc.	866,317	3,075,724
Medipal Holdings Corp.	143,600	2,253,945
MEIJI Holdings Co., Ltd.	231,400	5,183,395
Mitsubishi Chemical Group Corp.	2,563,400	15,010,791
Mitsubishi Corp.	3,264,300	75,091,450
Mitsubishi Electric Corp.	924,300	16,287,509
Mitsubishi Estate Co., Ltd.	916,500	16,936,307
Mitsubishi Gas Chemical Co., Inc.	269,200	4,780,475
Mitsubishi Logistics Corp.	53,700	1,787,782
Mitsubishi Materials Corp.	86,601	1,702,138
Mitsubishi Motors Corp.	793,653	2,513,625
Mitsubishi UFJ Financial Group, Inc.	6,581,134	66,055,992
#Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	553,988	5,512,181
Mitsui Chemicals, Inc.	451,800	12,931,130
Mitsui Fudosan Co., Ltd.	2,041,800	20,928,564
Mizuho Financial Group, Inc.	1,436,800	27,865,876
MS&AD Insurance Group Holdings, Inc.	1,009,789	18,265,589
Nagase & Co., Ltd.	7,800	135,291
NEC Corp.	363,000	26,527,500
NGK Insulators, Ltd.	481,800	6,588,718
NH Foods, Ltd.	148,500	4,892,908
NHK Spring Co., Ltd.	110,300	1,123,222
Nikon Corp.	361,600	3,770,760
Nippon Electric Glass Co., Ltd.	49,800	1,236,416
NIPPON EXPRESS HOLDINGS, Inc.	158,200	8,108,799
Nippon Steel Corp.	820,700	18,467,249
Nissan Motor Co., Ltd.	2,827,700	10,452,598
Nisshin Seifun Group, Inc.	175,200	2,289,017
Niterra Co., Ltd.	297,600	9,781,001
Nomura Holdings, Inc.	1,636,200	9,357,735
#Nomura Holdings, Inc., Sponsored ADR	832,757	4,755,043
Nomura Real Estate Holdings, Inc.	204,400	5,757,984
NSK, Ltd.	552,514	3,047,929
Obayashi Corp.	976,400	10,932,652
Oji Holdings Corp.	1,885,000	7,411,111
Open House Group Co., Ltd.	83,400	2,553,434
Otsuka Holdings Co., Ltd.	133,000	5,698,128
PALTAC Corp.	700	21,196
Panasonic Holdings Corp.	2,354,200	20,674,892
Resona Holdings, Inc.	2,414,220	15,356,872
Resonac Holdings Corp.	350,858	7,638,544
Ricoh Co., Ltd.	1,204,952	10,463,362
Rinnai Corp.	118,600	2,581,292
Rohm Co., Ltd.	436,500	6,364,498
Sankyu, Inc.	13,900	483,252
SBI Holdings, Inc.	302,800	7,411,976
Seiko Epson Corp.	609,294	10,082,303

6

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Seino Holdings Co., Ltd.	188,300	$2,530,769
Sekisui Chemical Co., Ltd.	398,300	5,825,231
Sekisui House, Ltd.	795,500	18,329,889
Seven & i Holdings Co., Ltd.	658,000	8,529,978
Shimizu Corp.	292,600	1,817,536
Shizuoka Financial Group, Inc.	297,500	2,783,775
Sohgo Security Services Co., Ltd.	360,200	2,008,779
Sojitz Corp.	414,860	10,700,707
Sompo Holdings, Inc.	563,180	11,165,899
Subaru Corp.	995,700	22,348,123
#SUMCO Corp.	626,200	9,486,612
Sumitomo Bakelite Co., Ltd.	13,600	390,633
Sumitomo Chemical Co., Ltd.	867,600	1,859,635
Sumitomo Corp.	1,094,917	28,909,733
Sumitomo Electric Industries, Ltd.	1,617,600	25,091,740
#Sumitomo Forestry Co., Ltd.	302,500	9,390,350
Sumitomo Heavy Industries, Ltd.	214,677	6,017,477
Sumitomo Metal Mining Co., Ltd.	256,600	8,665,030
Sumitomo Mitsui Financial Group, Inc.	656,627	37,470,279
#Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	1,031,000	11,670,920
Sumitomo Mitsui Trust Holdings, Inc.	731,200	15,417,161
Sumitomo Realty & Development Co., Ltd.	517,700	18,067,603
Sumitomo Rubber Industries, Ltd.	340,900	4,145,218
Suntory Beverage & Food, Ltd.	6,500	211,731
Suzuken Co., Ltd.	80,100	2,372,994
Suzuki Motor Corp.	1,010,400	11,820,585
T&D Holdings, Inc.	181,600	2,973,871
Taiheiyo Cement Corp.	216,273	4,970,987
Taisei Corp.	106,099	3,891,611
Taiyo Yuden Co., Ltd.	9,000	213,440
Takashimaya Co., Ltd.	288,200	4,093,204
Takeda Pharmaceutical Co., Ltd.	1,662,494	43,874,671
THK Co., Ltd.	221,500	4,872,958
Toda Corp.	170,100	1,114,976
#Tokyo Tatemono Co., Ltd.	400,400	6,696,869
Tokyu Fudosan Holdings Corp.	1,561,400	11,514,662
Toray Industries, Inc.	1,865,000	8,559,101
Tosoh Corp.	550,000	7,617,482
Toyo Seikan Group Holdings, Ltd.	151,100	2,345,740
Toyo Tire Corp.	237,300	4,502,766
Toyoda Gosei Co., Ltd.	124,800	2,422,007
Toyota Boshoku Corp.	170,000	2,520,319
Toyota Motor Corp.	2,800,640	64,745,835
Toyota Tsusho Corp.	254,200	16,282,757
Yamada Holdings Co., Ltd.	187,800	537,867
Yamaguchi Financial Group, Inc.	115,500	1,171,037
Yamaha Corp.	23,500	498,329
Yamaha Motor Co., Ltd.	1,841,900	17,276,042
Yamato Holdings Co., Ltd.	200,299	2,656,398
Yokohama Rubber Co., Ltd. (The)	247,200	6,498,690
Zeon Corp.	280,300	2,803,623

TOTAL JAPAN		1,552,645,550

NETHERLANDS — (3.9%)
ΩABN AMRO Bank NV	403,888	6,516,760
*Aegon, Ltd.	321,336	2,012,065
*Aegon, Ltd., Registered	839,891	5,182,127
Akzo Nobel NV	266,105	17,680,961
ArcelorMittal SA	118,808	2,996,782

7

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
ArcelorMittal SA, Sponsored NVDR	656,389	$16,416,289
ASM International NV	1,224	778,979
ASR Nederland NV	145,132	7,288,956
Coca-Cola Europacific Partners PLC	93,162	6,704,022
Heineken NV	239,162	23,347,723
*IMCD NV	13,947	2,121,361
ING Groep NV	2,540,751	40,375,781
JDE Peet’s NV	115,061	2,561,477
Koninklijke Ahold Delhaize NV	1,948,599	59,256,178
Koninklijke KPN NV	6,089,343	22,189,708
*Koninklijke Philips NV	264,512	7,141,486
#*Koninklijke Philips NV, Sponsored NVDR	651,604	17,300,086
*NN Group NV	481,055	22,297,974
*Prosus NV	382,866	12,899,616
Randstad NV	255,324	12,885,914

TOTAL NETHERLANDS		287,954,245

NEW ZEALAND — (0.2%)
Auckland International Airport, Ltd.	1,089,208	5,059,638
Chorus, Ltd.	135,016	575,250
EBOS Group, Ltd.	454	9,419
Fletcher Building, Ltd.	1,105,578	2,492,605
Genesis Energy, Ltd.	87,209	119,984
Infratil, Ltd.	265,164	1,713,469
Mercury NZ, Ltd.	288,209	1,088,096
Port of Tauranga, Ltd.	24,576	71,260
*Ryman Healthcare, Ltd.	102,049	245,777
*Summerset Group Holdings, Ltd.	118,504	778,386

TOTAL NEW ZEALAND		12,153,884

NORWAY — (0.8%)
*Adevinta ASA	243,024	2,488,581
#Aker ASA, A Shares	5,543	309,831
Aker BP ASA	362,286	8,898,362
Austevoll Seafood ASA	42,433	341,598
ΩBW LPG, Ltd.	372,976	5,425,828
DNB Bank ASA	683,590	11,981,490
Golden Ocean Group, Ltd.	178,141	2,523,120
Hafnia, Ltd.	153,686	1,168,520
Hoegh Autoliners ASA	187,800	1,987,526
Leroy Seafood Group ASA	115,065	511,208
Norsk Hydro ASA	1,072,542	6,673,031
SpareBank 1 SR-Bank ASA	208,765	2,541,190
Stolt-Nielsen, Ltd.	65,247	2,798,619
Storebrand ASA	75,785	731,561
*Subsea 7 SA	185,189	3,013,419
Wallenius Wilhelmsen ASA	247,593	2,517,482
Yara International ASA	84,638	2,426,603

TOTAL NORWAY		56,337,969

PORTUGAL — (0.1%)
*EDP Renovaveis SA	192,665	2,651,325
Galp Energia SGPS SA	191,117	4,127,929

TOTAL PORTUGAL		6,779,254

SINGAPORE — (0.9%)
CapitaLand Investment, Ltd.	2,326,700	4,538,238
#City Developments, Ltd.	516,400	2,328,770
Hongkong Land Holdings, Ltd.	521,100	1,672,731
Keppel, Ltd.	2,182,100	11,008,504
Oversea-Chinese Banking Corp., Ltd.	1,103,037	11,525,776

8

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
#*Seatrium, Ltd.	42,496,524	$3,053,829
United Overseas Bank, Ltd.	877,300	19,556,312
UOL Group, Ltd.	387,407	1,664,678
Wilmar International, Ltd.	3,643,500	8,629,518

TOTAL SINGAPORE		63,978,356

SPAIN — (2.8%)
Banco Bilbao Vizcaya Argentaria SA	2,293,726	24,954,997
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,477,471	15,823,714
Banco de Sabadell SA	3,318,300	6,372,408
#Banco Santander SA	12,893,290	63,044,401
#Banco Santander SA, Sponsored ADR	6,290,465	30,194,232
CaixaBank SA	4,902,160	25,956,713
Repsol SA	2,648,451	41,699,305
Telefonica SA	230,783	1,037,898
Telefonica SA, Sponsored ADR	61,845	273,973

TOTAL SPAIN		209,357,641

SWEDEN — (2.4%)
Billerud Aktiebolag	168,479	1,417,564
#Boliden AB	476,210	15,970,709
ΩDometic Group AB	271,496	1,966,484
#*Electrolux AB, Class B	16,837	149,289
#*Embracer Group AB	14,094	36,083
Essity AB, Class B	305,157	7,634,555
Getinge AB, B Shares	191,708	4,104,573
Hexagon AB, Class B	17,989	191,348
Hexpol AB	22,049	253,116
#Holmen AB, B Shares	82,239	3,233,844
Husqvarna AB, B Shares	672,271	5,554,126
Loomis AB	128,329	3,320,496
*Millicom International Cellular SA	273,948	5,665,703
Securitas AB, Class B	799,273	8,115,870
*ΩSinch AB	439,011	1,020,742
Skandinaviska Enskilda Banken AB, Class A	1,435,481	19,003,033
Skanska AB, Class B	441,588	7,718,607
SKF AB, B Shares	746,502	15,642,951
#SSAB AB, Class A	559,411	3,183,412
#SSAB AB, Class B	1,484,709	8,427,315
Svenska Cellulosa AB SCA, Class A	4,705	68,844
Svenska Cellulosa AB SCA, Class B	345,656	5,103,322
Svenska Handelsbanken AB, Class A	812,921	7,123,493
#Svenska Handelsbanken AB, Class B	21,879	236,812
Swedbank AB, Class A	669,056	12,947,229
*Swedish Orphan Biovitrum AB	434	11,285
Tele2 AB, B Shares	297,459	2,794,124
Telefonaktiebolaget LM Ericsson, Class B	2,895,298	14,830,096
Telia Co. AB	4,145,681	9,540,894
Trelleborg AB, Class B	257,116	9,210,909
Vitrolife AB	19,187	290,709
Volvo AB, Class A	12,025	320,786
Volvo AB, Class B	21,452	553,895
*Volvo Car AB	116,567	23,896
*Volvo Car AB, Class B	138,064	439,378

TOTAL SWEDEN		176,105,492

SWITZERLAND — (8.6%)
Alcon, Inc.	98,795	7,658,861
Alcon, Inc., ADR	247,717	19,217,885
Baloise Holding AG, Registered	35,344	5,348,904

9

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Banque Cantonale Vaudoise, Registered	27,630	$2,898,115
Barry Callebaut AG, Registered	1,514	2,449,737
Cie Financiere Richemont SA, Registered	428,275	59,724,552
DSM-Firmenich AG	107,227	12,118,830
Holcim AG	640,537	53,902,465
Julius Baer Group, Ltd.	350,433	18,955,439
#Logitech International SA, Class R	1,290	101,123
Lonza Group AG, Registered	65,285	36,331,531
Novartis AG, Registered	352,320	34,208,250
Novartis AG, Sponsored ADR	1,040,186	101,033,266
Sandoz Group AG	140,457	4,770,469
Sandoz Group AG, ADR	209,363	7,093,218
Schindler Holding AG, Registered	10,731	2,626,735
#SIG Group AG	321,128	6,442,518
#Swatch Group AG (The)	21,701	4,582,019
Swatch Group AG (The)	39,263	1,635,334
*Swiss Life Holding AG	43,103	29,184,935
Swiss Prime Site AG, Registered	11,360	1,054,065
Swiss Re AG	351,672	38,274,981
Swisscom AG, Registered	51,185	28,099,708
UBS Group AG	1,583,959	41,915,374
#UBS Group AG, ADR	1,068,765	28,696,340
Zurich Insurance Group AG	164,997	79,912,411

TOTAL SWITZERLAND		628,237,065

UNITED KINGDOM — (12.6%)
Anglo American PLC	736,066	24,276,547
Barclays PLC	3,249,716	8,248,093
#Barclays PLC, Sponsored ADR	3,108,814	31,834,255
Barratt Developments PLC	801,854	4,565,356
BP PLC	2,222,148	14,479,869
BP PLC, Sponsored ADR	1,451,613	56,279,036
British American Tobacco PLC	1,242,246	36,569,129
British American Tobacco PLC, Sponsored ADR	43,954	1,293,127
BT Group PLC	12,897,300	16,569,162
Centrica PLC	4,918,563	7,880,121
CRH PLC	104	8,121
CRH PLC, ADR	325,423	25,194,249
DCC PLC	24,896	1,709,860
DS Smith PLC	2,490,662	10,927,813
Glencore PLC	8,403,493	49,213,198
HSBC Holdings PLC	1,034,703	9,012,176
#HSBC Holdings PLC, Sponsored ADR	2,278,658	99,303,916
Investec PLC	440,906	2,823,879
J Sainsbury PLC	3,069,798	10,124,649
Kingfisher PLC	2,721,206	8,453,617
Lloyds Banking Group PLC	64,454,681	41,886,705
Lloyds Banking Group PLC, Sponsored ADR	3,937,954	10,081,162
Marks & Spencer Group PLC	1,391,355	4,456,489
Melrose Industries PLC	368,628	2,916,234
Mondi PLC	583,494	11,098,098
NatWest Group PLC	2,557,564	9,719,403
#NatWest Group PLC, ADR	1,997,226	15,378,640
*Shell PLC	1,800,910	64,560,627
Shell PLC, ADR	3,752,385	268,895,909
Standard Chartered PLC	2,069,759	17,877,111
Taylor Wimpey PLC	5,063,742	8,363,167
Tesco PLC	5,904,673	21,906,948
Vodafone Group PLC	31,768,290	26,914,122

10

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Vodafone Group PLC, Sponsored ADR	385,385	$3,241,088
Whitbread PLC	4,915	194,906

TOTAL UNITED KINGDOM		926,256,782

UNITED STATES — (0.1%)
*Arcadium Lithium PLC	263,599	1,150,250
Newmont Corp.	112,522	4,655,050

TOTAL UNITED STATES		5,805,300

TOTAL COMMON STOCKS		7,015,076,791

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Bayerische Motoren Werke AG	53,881	5,559,612
Henkel AG & Co. KGaA	162,321	12,923,475
Porsche Automobil Holding SE	82,697	4,238,174
Volkswagen AG	222,615	27,409,426

TOTAL GERMANY		50,130,687

TOTAL PREFERRED STOCKS		50,130,687

TOTAL INVESTMENT SECURITIES — (96.3%) (Cost $5,738,281,912)		7,065,207,478

SECURITIES LENDING COLLATERAL — (3.7%)
@§The DFA Short Term Investment Fund	23,192,861	268,295,013

TOTAL INVESTMENTS — (100.0%) (Cost $6,006,576,925)		$7,333,502,491

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
NYS	New York Registry Shares
PLC	Public Limited Company
SA	Special Assessment

As of April 30, 2024, Dimensional International Value ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	70	06/21/24	$18,010,892	$17,734,500	$(276,392)

Total Futures Contracts			$18,010,892	$17,734,500	$(276,392)

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$436,128,577	$—	$—	$436,128,577
Austria	12,501,112	—	—	12,501,112
Belgium	51,792,042	—	—	51,792,042
Canada	759,206,105	—	—	759,206,105

11

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Denmark	$209,562,637	$—	$—	$209,562,637
Finland	58,738,872	—	—	58,738,872
France	771,390,263	—	—	771,390,263
Germany	445,804,103	—	—	445,804,103
Hong Kong	89,762,784	—	—	89,762,784
Ireland	25,987,754	—	—	25,987,754
Israel	41,721,473	—	—	41,721,473
Italy	186,869,531	—	—	186,869,531
Japan	1,552,645,550	—	—	1,552,645,550
Netherlands	287,954,245	—	—	287,954,245
New Zealand	12,153,884	—	—	12,153,884
Norway	56,337,969	—	—	56,337,969
Portugal	6,779,254	—	—	6,779,254
Singapore	63,978,356	—	—	63,978,356
Spain	209,357,641	—	—	209,357,641
Sweden	176,105,492	—	—	176,105,492
Switzerland	628,237,065	—	—	628,237,065
United Kingdom	926,256,782	—	—	926,256,782
United States	5,805,300	—	—	5,805,300
Preferred Stocks
Germany	50,130,687	—	—	50,130,687
Securities Lending Collateral	—	268,295,013	—	268,295,013

Total Investments	$7,065,207,478	$268,295,013	$—	$7,333,502,491

Financial instruments
Liabilities
Futures Contracts**	(276,392)	—	—	(276,392)

Total Other Financial Instruments	$(276,392)	$—	$—	$(276,392)

**	Valued at the unrealized appreciation (depreciation) on the investment.

12

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (96.9%)
AUSTRALIA — (4.3%)
Accent Group, Ltd.	269,439	$330,675
*Acrow, Ltd.	191,822	141,375
*Adairs, Ltd.	114,081	158,528
*Adbri, Ltd.	8,029	16,423
AGL Energy, Ltd.	140,033	860,203
*Ainsworth Game Technology, Ltd.	23,526	18,332
*Alkane Resources, Ltd.	225,399	91,477
*Alliance Aviation Services, Ltd.	21,547	44,073
ALS, Ltd.	198,352	1,688,568
Altium, Ltd.	37,593	1,611,373
*Alumina, Ltd.	435,008	459,018
AMP, Ltd.	1,683,613	1,202,581
Ampol, Ltd.	146,266	3,496,137
Ansell, Ltd.	135,709	2,255,061
*ANZ Group Holdings, Ltd.	257,084	4,700,965
APA Group	165,689	895,151
#*Appen, Ltd.	58,098	23,390
#*Arafura Rare Earths, Ltd.	18,218	2,366
*ARB Corp., Ltd.	32,619	818,017
Aristocrat Leisure, Ltd.	111,454	2,889,119
#ARN Media, Ltd.	201,597	109,308
ASX, Ltd.	9,380	387,443
Atlas Arteria, Ltd.	261,568	881,518
AUB Group, Ltd.	30,014	551,361
*Audinate Group, Ltd.	9,453	115,032
*Aurelia Metals, Ltd.	1,032,528	134,095
Aurizon Holdings, Ltd.	1,044,544	2,597,794
#*Aussie Broadband, Ltd.	65,735	158,362
Austal, Ltd.	236,110	352,632
*Austin Engineering, Ltd.	124,696	40,891
*Australian Agricultural Co., Ltd.	172,205	153,196
#Australian Clinical Labs, Ltd.	38,755	61,152
Australian Ethical Investment, Ltd.	45,800	139,779
#*Australian Strategic Materials, Ltd.	54,001	35,767
*Auswide Bank, Ltd.	21,848	61,714
*AVJennings, Ltd.	61,718	12,925
Baby Bunting Group, Ltd.	75,438	90,379
*Bank of Queensland, Ltd.	446,071	1,781,387
»Bapcor, Ltd.	236,986	889,467
Base Resources, Ltd.	262,823	42,666
Beach Energy, Ltd.	1,167,756	1,220,836
*Beacon Lighting Group, Ltd.	13,570	25,818
*Bega Cheese, Ltd.	106,583	286,528
Bell Financial Group, Ltd.	70,162	61,506
Bendigo & Adelaide Bank, Ltd.	228,650	1,452,076
BHP Group, Ltd.	193,589	5,388,582
BHP Group, Ltd.	329,932	9,218,814
#BHP Group, Ltd., Sponsored ADR	227,949	12,573,667
BlueScope Steel, Ltd.	286,708	4,261,523
#Boral, Ltd.	79,204	294,701
Brambles, Ltd.	340,863	3,235,985
*Bravura Solutions, Ltd.	182,537	163,572
Breville Group, Ltd.	35,222	591,226

1

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Brickworks, Ltd.	51,870	$903,346
Capral, Ltd.	11,481	73,434
*Capricorn Metals, Ltd.	185,263	602,706
*CAR Group, Ltd.	130,799	2,873,331
Cedar Woods Properties, Ltd.	35,959	110,912
*Cettire, Ltd.	177,557	344,737
*Challenger, Ltd.	233,074	1,021,591
Champion Iron, Ltd.	248,849	1,156,986
*Cleanaway Waste Management, Ltd.	652,483	1,143,964
Clinuvel Pharmaceuticals, Ltd.	7,152	69,895
*Coast Entertainment Holdings, Ltd.	298,619	95,015
*Cobram Estate Olives, Ltd.	12,542	15,148
Cochlear, Ltd.	11,641	2,457,460
Codan, Ltd.	82,361	585,619
Coles Group, Ltd.	196,814	2,072,937
*Collins Foods, Ltd.	117,149	763,751
Commonwealth Bank of Australia	149,585	11,125,627
Computershare, Ltd.	119,744	2,117,292
*Cooper Energy, Ltd.	851,101	113,296
#Corporate Travel Management, Ltd.	57,918	578,052
CSL, Ltd.	40,772	7,327,311
CSR, Ltd.	484,444	2,796,563
Dalrymple Bay Infrastructure, Ltd.	22,350	40,491
Data#3, Ltd.	86,998	432,165
#*Develop Global, Ltd.	13,607	21,648
*Dicker Data, Ltd.	52,684	366,051
Domain Holdings Australia, Ltd.	94,556	182,972
*Domino’s Pizza Enterprises, Ltd.	29,314	750,743
Downer EDI, Ltd.	523,159	1,603,448
*Duratec, Ltd.	44,926	29,902
Eagers Automotive, Ltd.	68,443	561,766
Elders, Ltd.	113,409	625,222
#Emeco Holdings, Ltd.	264,867	123,834
*Emerald Resources NL	256,368	589,313
#*EML Payments, Ltd.	269,686	176,872
Endeavour Group, Ltd.	418,431	1,456,357
*Energy World Corp., Ltd.	283,308	2,208
Enero Group, Ltd.	75,404	81,769
*EQT Holdings, Ltd.	7,831	154,230
Evolution Mining, Ltd.	773,235	2,038,529
EVT, Ltd.	51,105	399,216
Fenix Resources, Ltd.	152,080	27,651
*FleetPartners Group, Ltd.	208,247	488,163
Fleetwood, Ltd.	71,115	74,347
#Flight Centre Travel Group, Ltd.	72,944	1,004,638
Fortescue, Ltd.	419,425	7,094,819
G8 Education, Ltd.	542,306	427,858
*Genesis Minerals, Ltd.	84,377	96,431
*Gold Road Resources, Ltd.	807,019	859,423
GR Engineering Services, Ltd.	41,506	61,720
GrainCorp, Ltd., Class A	175,308	975,578
Grange Resources, Ltd.	397,169	108,319
GUD Holdings, Ltd.	100,938	675,760
GWA Group, Ltd.	173,949	290,291
*Hansen Technologies, Ltd.	79,059	241,284
Harvey Norman Holdings, Ltd.	430,835	1,284,112
*Healius, Ltd.	697,366	545,666
Helia Group, Ltd.	206,599	536,621

2

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Helloworld Travel, Ltd.	11,322	$20,071
#*Hillgrove Resources, Ltd.	593,181	31,585
Horizon Oil, Ltd.	451,555	51,313
HUB24, Ltd.	8,349	218,863
#IDP Education, Ltd.	47,815	506,094
IGO, Ltd.	229,654	1,179,586
*Iluka Resources, Ltd.	273,139	1,362,148
Imdex, Ltd.	175,103	238,777
#*Imugene, Ltd.	640,398	36,178
Incitec Pivot, Ltd.	1,010,003	1,836,369
Infomedia, Ltd.	148,047	158,622
Inghams Group, Ltd.	254,824	608,930
*Insignia Financial, Ltd.	241,551	385,854
Insurance Australia Group, Ltd.	601,125	2,513,795
IPD Group, Ltd.	21,907	65,152
*IPH, Ltd.	63,701	260,181
#*IRESS, Ltd.	10,904	60,751
IVE Group, Ltd.	92,981	129,207
*James Hardie Industries PLC	81,038	2,852,643
#*James Hardie Industries PLC, Sponsored ADR	6,180	213,210
JB Hi-Fi, Ltd.	64,166	2,543,724
Johns Lyng Group, Ltd.	106,532	388,773
Jumbo Interactive, Ltd.	8,083	82,824
Jupiter Mines, Ltd.	450,096	86,220
*Karoon Energy, Ltd.	648,465	819,003
Kelly Partners Group Holdings, Ltd.	8,218	36,341
Kelsian Group, Ltd.	66,647	240,622
*Kogan.com, Ltd.	10,717	35,352
*Lendlease Corp., Ltd.	258,107	1,084,385
Lifestyle Communities, Ltd.	51,588	402,989
*»Lifestyle Communities, Ltd.	6,140	47,964
*Lindsay Australia, Ltd.	98,674	61,191
Lottery Corp., Ltd. (The)	430,969	1,365,668
Lovisa Holdings, Ltd.	36,986	762,296
Lycopodium, Ltd.	6,098	48,824
*Lynas Rare Earths, Ltd.	276,049	1,175,897
MA Financial Group, Ltd.	45,408	136,224
Macmahon Holdings, Ltd.	753,001	122,240
Macquarie Group, Ltd.	31,077	3,783,120
*Macquarie Technology Group, Ltd.	1,044	55,203
#Mader Group, Ltd.	10,075	43,964
Magellan Financial Group, Ltd.	148,784	862,754
*Mayne Pharma Group, Ltd.	52,163	236,088
McMillan Shakespeare, Ltd.	51,369	617,762
McPherson’s, Ltd.	38,369	12,208
Medibank Pvt, Ltd.	581,867	1,345,095
*Megaport, Ltd.	27,967	245,165
*Metals X, Ltd.	206,240	60,935
*Metcash, Ltd.	581,950	1,488,885
*Mineral Resources, Ltd.	144,477	6,772,594
*MMA Offshore, Ltd.	243,627	414,482
*Monadelphous Group, Ltd.	53,679	470,214
Monash IVF Group, Ltd.	171,428	163,079
*Mount Gibson Iron, Ltd.	263,195	76,053
Myer Holdings, Ltd.	583,822	290,015
*MyState, Ltd.	67,740	157,913
National Australia Bank, Ltd.	426,991	9,371,621
Netwealth Group, Ltd.	82,110	1,054,634

3

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
New Hope Corp., Ltd.	420,753	$1,243,134
#*NEXTDC, Ltd.	96,381	1,044,545
*»NEXTDC, Ltd.	16,064	174,096
*nib holdings, Ltd.	254,825	1,232,757
Nick Scali, Ltd.	44,767	452,902
*»Nick Scali, Ltd.	2,103	21,276
Nickel Industries, Ltd.	896,629	553,115
Nine Entertainment Co. Holdings, Ltd.	1,075,361	1,064,887
*Northern Star Resources, Ltd.	335,905	3,258,715
NRW Holdings, Ltd.	276,797	503,267
*Nufarm, Ltd.	178,920	601,822
*Nuix, Ltd.	62,970	84,641
Objective Corp., Ltd.	10,513	85,060
*OFX Group, Ltd.	77,686	83,740
*Omni Bridgeway, Ltd.	65,581	53,018
oOh!media, Ltd.	206,499	224,601
*Orica, Ltd.	185,400	2,179,052
Origin Energy, Ltd.	355,152	2,248,527
Orora, Ltd.	816,876	1,161,661
*Paladin Energy, Ltd.	31,041	281,586
*Pantoro, Ltd.	759,100	42,884
Peet, Ltd.	167,425	129,374
#*PeopleIN, Ltd.	619	390
Perenti, Ltd.	271,764	168,529
*Perpetual, Ltd.	49,284	762,622
Perseus Mining, Ltd.	975,871	1,463,807
Peter Warren Automotive Holdings, Ltd.	13,205	19,293
*PEXA Group, Ltd.	72,941	580,686
#Pilbara Minerals, Ltd.	482,941	1,273,208
*Pinnacle Investment Management Group, Ltd.	15,922	117,140
Platinum Asset Management, Ltd.	126,591	87,956
Premier Investments, Ltd.	62,831	1,232,140
Pro Medicus, Ltd.	18,947	1,370,705
#Propel Funeral Partners, Ltd.	42,434	147,417
PSC Insurance Group, Ltd.	10,069	35,111
PWR Holdings, Ltd.	31,302	238,627
*Qantas Airways, Ltd.	303,357	1,162,212
*QBE Insurance Group, Ltd.	328,593	3,783,087
Qube Holdings, Ltd.	466,452	1,008,627
*Ramelius Resources, Ltd.	1,656,894	2,248,642
*Ramsay Health Care, Ltd.	23,400	793,929
REA Group, Ltd.	10,416	1,215,020
*ReadyTech Holdings, Ltd.	8,760	19,397
*Red 5, Ltd.	1,351,389	394,886
Reece, Ltd.	20,311	367,312
Regis Healthcare, Ltd.	101,229	258,988
*Regis Resources, Ltd.	596,666	860,129
Reject Shop, Ltd. (The)	20,455	56,716
Reliance Worldwide Corp., Ltd.	388,057	1,305,283
*Resolute Mining, Ltd.	1,814,081	503,584
Ridley Corp., Ltd.	194,355	285,222
Rio Tinto, Ltd.	76,683	6,497,639
*RPMGlobal Holdings, Ltd.	65,755	105,464
*Sandfire Resources, Ltd.	393,962	2,443,076
Santos, Ltd.	1,360,959	6,804,795
SEEK, Ltd.	61,524	969,602
#*Select Harvests, Ltd.	48,335	109,852
Servcorp, Ltd.	19,633	52,270

4

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Service Stream, Ltd.	441,377	$365,426
Seven Group Holdings, Ltd.	57,675	1,425,022
#*Seven West Media, Ltd.	521,497	71,113
SG Fleet Group, Ltd.	30,069	61,309
Shaver Shop Group, Ltd.	70,806	52,415
Sigma Healthcare, Ltd.	1,608,223	1,321,040
*Silver Lake Resources, Ltd.	783,223	742,536
Sims, Ltd.	118,701	929,568
SmartGroup Corp., Ltd.	69,712	434,116
Sonic Healthcare, Ltd.	120,751	2,099,029
South32, Ltd.	1,053,689	2,456,327
South32, Ltd., Sponsored ADR	41,219	469,484
*Southern Cross Electrical Engineering, Ltd.	115,951	92,610
#Southern Cross Media Group, Ltd.	251,382	155,890
SRG Global, Ltd.	139,656	76,176
*St. Barbara, Ltd.	253,500	43,622
Stanmore Resources, Ltd.	91,998	199,528
*Star Entertainment Group, Ltd. (The)	1,541,535	405,404
Steadfast Group, Ltd.	324,064	1,193,145
#*Strike Energy, Ltd.	279,039	39,863
*Suncorp Group, Ltd.	208,040	2,245,211
»Sunland Group, Ltd.	45,535	1,626
Super Retail Group, Ltd.	143,522	1,367,187
*Superloop, Ltd.	293,097	255,032
#*Syrah Resources, Ltd.	213,953	72,939
*Tabcorp Holdings, Ltd.	1,020,309	486,966
Technology One, Ltd.	172,350	1,818,628
*Telix Pharmaceuticals, Ltd.	1,128	11,024
Telstra Group, Ltd.	749,823	1,786,916
*Temple & Webster Group, Ltd.	13,591	100,962
*»Ten Sixty Four, Ltd.	96,557	6,897
#Terracom, Ltd.	213,911	34,031
TPG Telecom, Ltd.	123,243	360,926
*Transurban Group	157,094	1,279,194
Treasury Wine Estates, Ltd.	165,681	1,300,704
*Tuas, Ltd.	100,097	259,992
#*Tyro Payments, Ltd.	37,623	23,575
Ventia Services Group Pty, Ltd.	419,574	988,996
ΩViva Energy Group, Ltd.	633,795	1,411,634
*Webjet, Ltd.	59,868	319,944
Wesfarmers, Ltd.	114,256	4,955,298
*West African Resources, Ltd.	773,208	672,791
Westgold Resources, Ltd.	546,533	798,506
Westpac Banking Corp.	303,960	5,123,897
Whitehaven Coal, Ltd.	708,859	3,553,501
*WiseTech Global, Ltd.	12,343	743,706
Woodside Energy Group, Ltd.	410,387	7,522,874
#Woodside Energy Group, Ltd.	34,939	634,356
#Woodside Energy Group, Ltd., Sponsored ADR	64,575	1,150,074
Woolworths Group, Ltd.	108,992	2,257,692
Worley, Ltd.	147,954	1,449,757
*Xero, Ltd.	8,905	705,924
*XRF Scientific, Ltd.	25,875	24,195
#Yancoal Australia, Ltd.	284,425	1,025,038

TOTAL AUSTRALIA		294,396,213

5

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRIA — (0.3%)
Addiko Bank AG	3,168	$62,667
Agrana Beteiligungs AG	5,379	77,358
ANDRITZ AG	46,144	2,536,062
#AT&S Austria Technologie & Systemtechnik AG	19,046	424,815
ΩBAWAG Group AG	37,767	2,269,501
CA Immobilien Anlagen AG	15,722	512,730
DO & CO AG	5,820	894,877
Erste Group Bank AG	69,080	3,240,422
*Eurotelesites AG	23,471	88,340
*Lenzing AG	2,919	94,727
Mayr Melnhof Karton AG	2,813	337,477
Oesterreichische Post AG	21,649	692,135
OMV AG	71,524	3,417,012
Palfinger AG	1,519	34,271
POLYTEC Holding AG	9,486	35,703
Porr Ag	16,168	245,831
Raiffeisen Bank International AG	26,377	490,181
*Rosenbauer International AG	731	23,292
Schoeller-Bleckmann Oilfield Equipment AG	1,594	77,891
Semperit AG Holding	1,280	15,904
*Strabag SE	439	18,708
Strabag SE, Class BR	5,772	246,253
Telekom Austria AG	93,887	808,133
UBM Development AG	255	5,208
UNIQA Insurance Group AG	44,882	395,920
#*Verbund AG	9,812	751,194
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,747	617,602
voestalpine AG	69,071	1,855,227
Wienerberger AG	66,608	2,390,176
Zumtobel Group AG	4,007	25,621

TOTAL AUSTRIA		22,685,238

BELGIUM — (0.8%)
Ackermans & van Haaren NV	16,824	2,905,249
Ageas SA	101,286	4,672,089
*AGFA-Gevaert NV	66,029	84,581
Anheuser-Busch InBev SA	91,053	5,467,678
#Anheuser-Busch InBev SA, Sponsored ADR	8,388	500,428
*Argenx SE	949	355,965
*Argenx SE, Sponsored ADR	300	112,650
*Atenor	10,050	64,476
*Azelis Group NV	4,759	115,206
Barco NV	11,479	160,544
Bekaert SA	33,171	1,669,137
*»ΩBiocartis Group NV	3,607	—
bpost SA	73,334	289,735
Cie d’Entreprises CFE	5,218	42,682
Colruyt Group N.V	39,876	1,851,327
Deceuninck NV	63,925	174,298
Deme Group NV	5,836	932,282
D’ieteren Group	10,151	2,205,536
Econocom Group SA	63,267	148,827
Elia Group SA	12,289	1,187,206
#Euronav NV, ADR	91,996	1,535,413
EVS Broadcast Equipment SA	9,515	345,406
Fagron	51,686	1,008,043
*»Hyloris Pharmaceuticals SA	1,093	13,674
#Ion Beam Applications	365	4,910
Jensen-Group NV	589	22,988
KBC Group NV	120,629	9,015,929
Kinepolis Group NV	9,151	391,880

6

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
Lotus Bakeries NV	348	$3,508,912
Melexis NV	13,509	1,138,233
#*Ontex Group NV	46,144	466,754
*Orange Belgium SA	15,470	233,233
Proximus SADP	150,859	1,115,437
Recticel SA	22,758	301,257
Roularta Media Group NV	1,508	17,575
Sipef NV	3,654	220,358
#Solvay SA, Class A	61,731	2,007,249
*Syensqo SA	61,731	5,755,083
Tessenderlo Group SA	17,771	457,942
UCB SA	22,348	2,976,213
#Umicore SA	114,221	2,547,662
#*Unifiedpost Group SA	491	2,000
Van de Velde NV	4,203	156,843
VGP NV	10,571	1,157,438
Viohalco SA	23,804	146,352
*What’s Cooking BV	320	25,799

TOTAL BELGIUM		57,512,479

BRAZIL — (1.3%)
3R PETROLEUM OLEO E GAS SA	51,098	327,009
AES Brasil Energia SA	69,867	127,653
*Allianca Saude e Participacoes SA	182	358
Allied Tecnologia SA	11,600	16,785
Allos SA	147,697	594,994
*Allpark Empreendimentos Participacoes e Servicos SA	12,100	9,035
Alupar Investimento SA	40,178	215,810
Ambev SA, Sponsored ADR	81,806	189,790
Ambipar Participacoes e Empreendimentos S/A	17,896	34,528
*Anima Holding SA	193,600	126,250
Arezzo Industria e Comercio SA	11,564	115,839
Atacadao SA	216,000	465,498
Auren Energia SA	83,930	187,677
B3 SA - Brasil Bolsa Balcao	221,014	460,099
Banco Bradesco SA	117,602	280,442
Banco Bradesco SA, Sponsored ADR	248,026	669,670
Banco BTG Pactual SA	154,174	993,500
Banco do Brasil SA	386,562	2,045,018
Banco Santander Brasil SA	37,259	207,749
BB Seguridade Participacoes SA	102,675	637,868
Bemobi Mobile Tech SA	73,200	164,813
Boa Safra Sementes SA	14,990	52,607
BrasilAgro - Co. Brasileira de Propriedades Agricolas	23,306	115,381
#*Braskem SA, Class A, Sponsored ADR	6,952	57,006
*BRF SA	208,874	680,248
Brisanet Participacoes SA	76,752	60,713
*C&A MODAS SA	125,971	267,832
Caixa Seguridade Participacoes S/A	104,350	315,279
Camil Alimentos SA	71,661	115,999
CCR SA	311,350	740,666
Centrais Eletricas Brasileiras SA	97,538	712,467
Centrais Eletricas Brasileiras SA, Sponsored ADR	4,500	33,120
*Cia Brasileira de Aluminio	33,800	33,715
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	33,000	514,569
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, Sponsored ADR	26,028	406,818
Cia de Saneamento de Minas Gerais Copasa MG	54,155	204,579
Cia De Sanena Do Parana	102,902	510,827
Cia De Sanena Do Parana	51,066	48,769

7

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Cia Energetica de Minas Gerais	71,894	$158,682
Cia Siderurgica Nacional SA	237,370	637,493
#Cia Siderurgica Nacional SA, Sponsored ADR	165,744	445,851
Cielo SA	502,927	540,469
*Cogna Educacao SA	1,801,327	754,159
Companhia Paranaense de Energia	72,293	114,372
*Construtora Tenda S/A	98,377	234,217
Cosan SA	249,253	697,299
CPFL Energia SA	15,500	95,397
Cruzeiro do Sul Educacional SA	78,911	61,203
CSU Digital SA	18,186	62,560
Cury Construtora e Incorporadora SA	72,608	274,569
Cyrela Brazil Realty SA Empreendimentos e Participacoes	184,792	723,752
ΩDesktop SA	64,520	161,826
Dexco SA	256,366	357,610
*Diagnosticos da America SA	79,553	72,138
Dimed SA Distribuidora da Medicamentos	33,400	72,367
Direcional Engenharia SA	36,966	166,319
EcoRodovias Infraestrutura e Logistica SA	155,291	217,217
Eletromidia SA	6,400	21,485
*Embraer SA	408,900	2,631,015
*Embraer SA, Sponsored ADR	109,674	2,802,171
Empreendimentos Pague Menos S/A	158,675	77,453
*Enauta Participacoes SA	94,040	495,683
Energisa S/A	93,079	809,914
*Eneva SA	227,357	543,049
Engie Brasil Energia SA	47,875	377,783
Equatorial Energia SA	271,212	1,600,659
Eternit SA	5,783	7,877
Even Construtora e Incorporadora S/A	55,704	76,305
Ez Tec Empreendimentos e Participacoes S/A	73,033	194,028
Fleury SA	110,752	309,407
Fras-Le SA	17,117	59,543
*Gafisa S/A	36,500	36,760
Gerdau SA, Sponsored ADR	582,254	2,026,245
ΩGPS Participacoes e Empreendimentos SA	146,294	529,222
Grendene SA	90,995	108,146
*GRUPO DE MODA SOMA SA	279,278	327,066
Grupo Mateus SA	236,158	338,078
Grupo SBF SA	46,400	99,548
*Guararapes Confeccoes SA	61,200	86,786
*ΩHapvida Participacoes e Investimentos S/A	1,779,446	1,266,840
Helbor Empreendimentos SA	8,500	4,493
*Hidrovias do Brasil SA	304,412	257,832
Hospital Mater Dei SA	15,600	17,096
Hypera SA	60,074	342,147
*Infracommerce CXAAS SA	142,494	20,344
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,600	19,880
*International Meal Co. Alimentacao SA	62,500	19,173
Iochpe Maxion SA	84,600	200,764
Irani Papel e Embalagem SA	55,700	96,826
*IRB-Brasil Resseguros SA	60,319	494,367
Itau Unibanco Holding SA	21,503	113,342
Jalles Machado SA	125,091	170,389
JBS SA	477,960	2,161,522
JHSF Participacoes SA	274,064	227,369
JSL SA	50,825	113,454
Kepler Weber SA	112,500	210,757

8

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Klabin SA	538,074	$2,391,855
Lavvi Empreendimentos Imobiliarios SA	79,818	134,131
Localiza Rent a Car SA	217,054	2,053,242
LOG Commercial Properties e Participacoes SA	12,060	50,561
*Log-in Logistica Intermodal SA	14,319	106,914
Lojas Quero-Quero SA	60,349	48,437
Lojas Renner SA	360,448	1,066,093
ΩLWSA SA	277,100	245,926
M Dias Branco SA	23,437	153,470
*Magazine Luiza SA	398,372	104,529
»Magazine Luiza SA	34,460	9,109
Mahle Metal Leve SA	25,815	152,606
Marcopolo SA	97,800	100,194
Melnick Even Desenvolvimento Imobiliario SA	62,585	51,922
Mills Locacao Servicos e Logistica SA	62,157	159,137
Minerva SA	39,684	46,857
ΩMitre Realty Empreendimentos E Participacoes LTDA	28,500	22,819
*Moura Dubeux Engenharia S/A	70,107	156,767
*Movida Participacoes SA	101,934	138,846
*MRV Engenharia e Participacoes SA	185,600	239,918
*Multilaser Industrial SA	107,890	39,550
Multiplan Empreendimentos Imobiliarios SA	39,800	175,768
Natura & Co. Holding SA	312,660	1,000,758
Neoenergia SA	56,533	209,200
*Oceanpact Servicos Maritimos SA	29,200	35,380
Odontoprev SA	139,136	320,788
*Oncoclinicas do Brasil Servicos Medicos SA	19,900	28,258
*Orizon Valorizacao de Residuos SA	3,720	27,740
Petroleo Brasileiro SA	1,001,274	8,550,170
Petroleo Brasileiro SA, Sponsored ADR	66,425	1,070,771
Petroreconcavo S/A	199,170	837,320
Plano & Plano Desenvolvimento Imobiliario SA	28,161	60,309
Porto Seguro SA	146,184	844,991
*Portobello SA	22,113	25,257
Positivo Tecnologia SA	59,624	105,833
PRIO SA	252,925	2,342,305
Raia Drogasil SA	200,308	988,574
ΩRede D’Or Sao Luiz SA	65,739	329,766
Romi SA	32,954	64,534
Rumo SA	151,577	589,568
Santos Brasil Participacoes SA	203,494	533,165
Sao Carlos Empreendimentos e Participacoes SA	4,800	25,690
Sao Martinho S/A	122,929	678,077
*Sendas Distribuidora S/A	484,608	1,226,690
#*Sendas Distribuidora S/A, ADR	50,314	640,497
*ΩSer Educacional SA	67,800	72,207
*Serena Energia SA	79,153	125,531
SIMPAR SA	200,700	223,813
SLC Agricola SA	150,610	554,715
Smartfit Escola de Ginastica e Danca SA	93,319	435,528
Suzano SA	314,726	3,549,783
#Suzano SA, Sponsored ADR	10,562	118,717
*SYN prop e tech SA	22,214	37,758
Tegma Gestao Logistica SA	19,812	92,579
Telefonica Brasil SA	27,800	253,912
Telefonica Brasil SA, ADR	14,194	131,153
TIM SA	447,468	1,520,309
TIM SA, ADR	3,531	60,133

9

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
TOTVS SA	33,995	$180,630
Transmissora Alianca de Energia Eletrica S/A	128,678	874,388
Tres Tentos Agroindustrial S/A	73,478	143,466
Trisul SA	45,487	40,106
Tupy SA	65,500	328,947
Ultrapar Participacoes SA	210,286	1,048,772
Ultrapar Participacoes SA, Sponsored ADR	58,044	291,381
Unifique Telecomunicacoes S/A	126,720	93,394
Unipar Carbocloro SA	19,372	196,221
Usinas Siderurgicas de Minas Gerais S/A Usiminas	49,549	71,507
Vale SA	616,919	7,533,099
Vale SA, Sponsored ADR	227,365	2,767,032
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	46,017	156,702
Veste SA Estilo	4,400	12,267
Vibra Energia SA	458,504	2,075,303
Vittia Fertilizantes E Biologicos SA	19,250	20,836
Vivara Participacoes SA	17,000	72,682
Vulcabras SA	67,778	207,005
WEG SA	66,314	506,014
Wilson Sons SA	93,183	302,034
XP, Inc.	4,889	100,061
YDUQS Participacoes SA	157,253	442,654
*Zamp SA	150,852	112,344

TOTAL BRAZIL		90,820,573

CANADA — (7.4%)
*5N Plus, Inc.	41,863	142,301
*Acadian Timber Corp.	6,453	82,151
ADENTRA, Inc.	13,906	430,991
ADF Group, Inc.	13,300	140,372
*Advantage Energy, Ltd.	175,214	1,369,726
Aecon Group, Inc.	38,185	469,999
#Africa Oil Corp.	311,194	554,955
Ag Growth International, Inc.	11,375	438,904
*AGF Management, Ltd., Class B	52,960	303,763
#Agnico Eagle Mines, Ltd.	48,642	3,081,471
Agnico Eagle Mines, Ltd.	96,789	6,141,911
*Aimia, Inc.	32,511	55,847
*Air Canada	54,099	800,154
Alamos Gold, Inc.	189,317	2,790,457
Alamos Gold, Inc.	188,060	2,766,363
Algoma Central Corp.	4,700	49,776
#Algonquin Power & Utilities Corp.	70,602	432,189
#Algonquin Power & Utilities Corp., ADR	74,310	454,034
Alimentation Couche-Tard, Inc.	86,910	4,826,752
AltaGas, Ltd.	109,093	2,396,496
*Altius Minerals Corp.	14,171	224,450
Altus Group, Ltd.	5,117	188,165
Amerigo Resources, Ltd.	48,600	61,199
Andlauer Healthcare Group, Inc.	9,858	299,288
ARC Resources, Ltd.	407,127	7,387,762
#*Argonaut Gold, Inc.	115,969	35,453
*Aritzia, Inc.	37,147	963,656
Atco, Ltd., Class I	27,462	750,990
*Athabasca Oil Corp.	324,637	1,134,227
*ATS Corp.	31,423	1,035,883
*ATS Corp.	533	17,536
*AutoCanada, Inc.	14,210	249,892
B2Gold Corp.	251,886	642,309

10

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
B2Gold Corp.	730,088	$1,849,333
Badger Infrastructure Solutions, Ltd.	22,713	743,130
#*Ballard Power Systems, Inc.	133,746	351,752
#*Ballard Power Systems, Inc.	23,786	62,675
Bank of Montreal	68,001	6,073,849
Bank of Montreal	40,444	3,620,045
Bank of Nova Scotia (The)	134,408	6,169,327
Bank of Nova Scotia (The)	73,646	3,385,727
Barrick Gold Corp.	292,479	4,866,851
#*Bausch + Lomb Corp.	9,015	131,078
*Bausch Health Cos., Inc.	20,280	177,875
*Bausch Health Cos., Inc., ADR	66,893	585,983
#Baytex Energy Corp.	294,766	1,094,229
BCE, Inc.	10,344	340,546
BCE, Inc.	3,026	99,404
#Birchcliff Energy, Ltd.	93,083	383,484
Bird Construction, Inc.	15,035	207,164
Black Diamond Group, Ltd.	45,816	282,463
*Bombardier, Inc., Class A	1,100	50,282
*Bombardier, Inc., Class B	30,947	1,412,815
*Bonterra Energy Corp.	4,600	19,855
Boralex, Inc., Class A	31,940	642,357
Boyd Group Services, Inc.	14,067	2,635,854
Brookfield Corp.	13,542	544,302
Brookfield Corp.	101,582	4,075,470
Brookfield Infrastructure Corp., Class A	30,861	942,105
Brookfield Infrastructure Corp., Class A	1,009	30,744
Brookfield Reinsurance, Ltd.	1,585	63,670
BRP, Inc.	1,754	117,991
BRP, Inc.	10,552	711,378
*CAE, Inc.	28,406	549,160
*CAE, Inc.	37,377	721,002
*Calfrac Well Services, Ltd.	13,600	41,775
Calian Group, Ltd.	2,100	84,009
*Calibre Mining Corp.	8,694	12,277
#Cameco Corp., ADR	37,654	1,718,152
Canaccord Genuity Group, Inc.	31,297	198,874
#*Canada Goose Holdings, Inc., ADR	3,010	33,983
Canadian Imperial Bank of Commerce	116,817	5,463,959
Canadian Imperial Bank of Commerce, ADR	49,154	2,295,000
Canadian National Railway Co.	2,426	295,054
#Canadian National Railway Co., ADR	73,394	8,912,967
Canadian Natural Resources, Ltd.	233,067	17,671,140
Canadian Pacific Kansas City, Ltd.	19,709	1,549,348
Canadian Pacific Kansas City, Ltd., ADR	11,836	928,298
#*Canadian Tire Corp., Ltd., Class A	30,322	2,935,199
*Canadian Utilities, Ltd., Class A	34,062	763,132
*Canadian Western Bank	66,750	1,283,159
*Canfor Corp.	71,031	750,198
#Capital Power Corp.	50,153	1,311,640
*Capstone Copper Corp.	216,077	1,498,864
Cardinal Energy, Ltd.	112,592	578,593
Cascades, Inc.	96,466	648,794
CCL Industries, Inc.	45,252	2,315,548
*Celestica, Inc.	80,136	3,472,293
*Celestica, Inc.	6,192	268,665
Cenovus Energy, Inc.	131,504	2,706,943
Cenovus Energy, Inc., ADR	206,906	4,253,987

11

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Centerra Gold, Inc.	159,447	$972,570
CES Energy Solutions Corp.	233,297	962,837
*CGI, Inc.	27,492	2,791,323
*CGI, Inc., ADR	21,426	2,168,740
CI Financial Corp.	67,969	804,437
#*Cineplex, Inc.	6,144	38,863
*Cipher Pharmaceuticals, Inc.	12,000	75,030
Cogeco Communications, Inc.	10,980	436,131
Cogeco, Inc.	4,473	167,121
*Colabor Group, Inc.	23,800	21,394
Colliers International Group, Inc.	1,809	188,767
Colliers International Group, Inc., ADR	12,113	1,260,237
Computer Modelling Group, Ltd.	67,724	541,260
*Conifex Timber, Inc.	10,794	5,107
Constellation Software, Inc.	2,047	5,280,883
Converge Technology Solutions Corp.	31,959	124,454
Corus Entertainment, Inc., Class B	136,026	50,496
Crescent Point Energy Corp.	36,148	319,421
Crescent Point Energy Corp., ADR	316,722	2,790,321
*Crew Energy, Inc.	145,698	479,350
#*Cronos Group, Inc.	152,616	448,691
Definity Financial Corp.	27,285	911,387
#*Denison Mines Corp.	136,132	271,501
*dentalcorp Holdings, Ltd.	11,217	51,192
*Descartes Systems Group, Inc. (The)	5,126	476,464
*Descartes Systems Group, Inc. (The), ADR	3,375	313,166
Dexterra Group, Inc.	9,391	40,261
Dollarama, Inc.	54,922	4,590,925
Doman Building Materials Group, Ltd.	57,100	319,196
#*Dorel Industries, Inc., Class B	18,650	82,672
DREAM Unlimited Corp.	23,830	312,217
Dundee Precious Metals, Inc.	148,793	1,128,524
Dye & Durham, Ltd.	12,493	133,491
Dynacor Group, Inc.	24,620	93,545
E-L Financial Corp., Ltd.	384	307,454
*Eldorado Gold Corp.	64,675	923,626
*Eldorado Gold Corp.	46,211	658,969
#Emera, Inc.	36,576	1,236,106
Empire Co., Ltd., Class A	105,154	2,454,627
Enbridge, Inc.	80,969	2,877,638
Enbridge, Inc.	58,293	2,076,968
#Endeavour Mining PLC	78,652	1,647,063
Enerflex, Ltd.	53,600	314,066
*Energy Fuels, Inc.	31,800	165,036
Enerplus Corp.	53,991	1,057,144
Enerplus Corp.	83,583	1,638,381
Enghouse Systems, Ltd.	22,122	480,006
*Ensign Energy Services, Inc.	42,808	79,456
*EQB, Inc.	21,881	1,323,674
*Equinox Gold Corp.	207,316	1,121,580
*ERO Copper Corp.	5,700	116,223
#*ERO Copper Corp.	33,303	680,435
Evertz Technologies, Ltd.	16,065	163,006
*Exchange Income Corp.	13,149	443,899
Exco Technologies, Ltd.	18,840	96,953
Extendicare, Inc.	48,839	257,730
Fairfax Financial Holdings, Ltd.	9,988	10,881,202
#Fiera Capital Corp.	31,539	157,483

12

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Finning International, Inc.	147,094	$4,624,224
*Firan Technology Group Corp.	10,841	39,613
#First Majestic Silver Corp.	174,230	1,162,114
First Quantum Minerals, Ltd.	136,390	1,735,340
FirstService Corp.	2,759	406,063
FirstService Corp., Class WI, ADR	7,966	1,171,002
Foraco International SA	5,900	12,626
Fortis, Inc.	29,390	1,156,475
Fortis, Inc., ADR	29,993	1,178,425
*Fortuna Silver Mines, Inc.	68,299	310,710
*Fortuna Silver Mines, Inc.	144,613	656,543
Franco-Nevada Corp.	305	36,791
#Franco-Nevada Corp.	6,576	791,750
Frontera Energy Corp.	8,419	58,155
*Galiano Gold, Inc.	70,680	114,212
Gamehost, Inc.	9,498	71,139
*GDI Integrated Facility Services, Inc.	3,900	105,544
Gear Energy, Ltd.	54,000	28,693
George Weston, Ltd.	20,810	2,744,221
GFL Environmental, Inc.	27,255	869,435
GFL Environmental, Inc.	1,931	61,745
Gibson Energy, Inc.	105,189	1,728,841
Gildan Activewear, Inc.	20,836	723,728
Gildan Activewear, Inc., ADR	51,209	1,774,904
*GoGold Resources, Inc.	16,500	16,574
#*GoldMoney, Inc.	3,240	18,914
#*Gran Tierra Energy, Inc.	80,666	696,954
Great-West Lifeco, Inc.	77,030	2,282,557
*Haivision Systems, Inc.	5,500	18,335
#Hammond Power Solutions, Inc.	6,000	503,811
Headwater Exploration, Inc.	179,418	976,851
*Heroux-Devtek, Inc.	16,724	227,150
High Liner Foods, Inc.	3,784	36,660
Hudbay Minerals, Inc.	33,646	283,299
Hudbay Minerals, Inc.	165,086	1,392,690
ΩHydro One, Ltd.	33,983	953,805
iA Financial Corp., Inc.	72,775	4,421,008
*IAMGOLD Corp.	340,212	1,210,930
*IAMGOLD Corp.	100,236	356,840
IGM Financial, Inc.	30,654	767,772
*Imperial Metals Corp.	12,540	24,188
Imperial Oil, Ltd.	69,897	4,819,398
Imperial Oil, Ltd.	615	42,370
Information Services Corp.	5,400	104,199
Innergex Renewable Energy, Inc.	61,018	356,643
InPlay Oil Corp.	8,900	15,742
Intact Financial Corp.	28,662	4,720,567
*Interfor Corp.	36,046	458,364
#*Ivanhoe Mines, Ltd.	22,839	310,205
ΩJamieson Wellness, Inc.	24,035	457,485
*K92 Mining, Inc.	105,789	563,654
*Karora Resources, Inc.	13,050	50,914
K-Bro Linen, Inc.	2,429	61,085
*Kelt Exploration, Ltd.	142,987	650,485
Keyera Corp.	85,313	2,193,293
*Kinaxis, Inc.	4,982	531,580
Kinross Gold Corp.	290,213	1,875,817
Kinross Gold Corp.	703,916	4,540,258

13

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Knight Therapeutics, Inc.	49,033	$205,933
*Kolibri Global Energy, Inc.	18,600	59,434
#*KP Tissue, Inc.	5,700	34,104
Lassonde Industries, Inc., Class A	1,300	136,278
#*Laurentian Bank of Canada	29,918	560,316
Leon’s Furniture, Ltd.	18,487	305,055
*Lightspeed Commerce, Inc.	4,427	58,099
#*Lightspeed Commerce, Inc.	85,119	1,113,357
*<»Lightstream Resources, Ltd.	52,634	—
Linamar Corp.	36,761	1,734,698
Loblaw Cos., Ltd.	31,075	3,414,552
*Logan Energy Corp.	56,556	35,815
#*Lucara Diamond Corp.	184,114	48,915
Lundin Gold, Inc.	23,713	322,939
Lundin Mining Corp.	509,775	5,832,997
*MAG Silver Corp.	44	542
Magellan Aerospace Corp.	8,300	47,848
Magna International, Inc.	80,685	3,864,376
Magna International, Inc., ADR	66,946	3,200,019
Mainstreet Equity Corp.	2,696	333,799
*Major Drilling Group International, Inc.	43,605	303,427
*Mandalay Resources Corp.	13,808	22,915
Manulife Financial Corp.	38,882	908,761
Manulife Financial Corp., ADR	240,046	5,597,873
Maple Leaf Foods, Inc.	34,803	617,352
Martinrea International, Inc.	52,524	437,748
*Mattr Corp.	25,580	303,679
*MDA, Ltd.	42,917	444,211
Medical Facilities Corp.	9,278	76,312
*MEG Energy Corp.	169,454	3,861,852
Melcor Developments, Ltd.	5,700	47,049
Methanex Corp.	22,878	1,097,731
Methanex Corp., ADR	20,549	984,503
Metro, Inc.	39,552	2,027,333
*Morguard Corp.	1,200	96,666
MTY Food Group, Inc.	16,651	598,726
Mullen Group, Ltd.	65,101	605,591
National Bank of Canada	139,806	11,248,794
Neo Performance Materials, Inc.	7,121	29,596
*New Gold, Inc.	513,322	889,257
*New Gold, Inc.	65,083	113,244
*NFI Group, Inc.	11,368	93,503
#North American Construction Group, Ltd.	19,752	416,936
North American Construction Group, Ltd.	2,192	46,251
North West Co., Inc. (The)	36,513	1,037,040
Northland Power, Inc.	127,076	1,943,347
Nutrien, Ltd., ADR	153,056	8,076,765
Nuvei Corp.	19,172	616,188
ΩNuvei Corp.	776	24,938
*NuVista Energy, Ltd.	164,994	1,493,995
#*Obsidian Energy, Ltd.	72,227	618,985
OceanaGold Corp.	368,201	798,660
Open Text Corp.	19,856	702,551
Open Text Corp., ADR	38,106	1,345,523
#*Organigram Holdings, Inc.	6,221	13,189
#*Orla Mining, Ltd.	128,194	499,209
Osisko Gold Royalties, Ltd.	32,442	499,282
*Osisko Gold Royalties, Ltd.	27,618	425,171

14

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#Pan American Silver Corp.	47,512	$876,121
Pan American Silver Corp.	92,264	1,705,123
Paramount Resources, Ltd., Class A	74,332	1,688,073
Parex Resources, Inc.	142,672	2,492,359
*Park Lawn Corp.	13,050	156,256
Parkland Corp.	116,840	3,606,787
Pason Systems, Inc.	41,022	467,296
Pembina Pipeline Corp.	17,973	633,703
Pembina Pipeline Corp., ADR	123,931	4,362,371
#Peyto Exploration & Development Corp.	281,301	3,151,161
PHX Energy Services Corp.	12,760	83,218
#Pine Cliff Energy, Ltd.	18,000	12,971
Pizza Pizza Royalty Corp.	20,274	198,187
Polaris Renewable Energy, Inc.	19,368	163,109
Pollard Banknote, Ltd.	4,625	125,400
*Precision Drilling Corp.	3,764	264,440
*Precision Drilling Corp.	9,897	694,572
Premium Brands Holdings Corp.	15,560	1,021,590
Primo Water Corp.	23,099	436,474
Primo Water Corp., ADR	93,522	1,764,760
*Quarterhill, Inc.	57,328	73,024
Quebecor, Inc., Class B	58,536	1,213,881
#*Questerre Energy Corp., Class A	32,700	4,998
RB Global, Inc.	27,682	1,981,478
#RB Global, Inc.	7,600	544,892
*Real Matters, Inc.	3,938	14,733
#Restaurant Brands International, Inc.	38,774	2,941,008
Restaurant Brands International, Inc.	9,100	691,781
#Richelieu Hardware, Ltd.	31,183	881,799
#Rogers Communications, Inc., Class B	46,925	1,761,417
Rogers Communications, Inc., Class B, ADR	35,228	1,319,993
Rogers Sugar, Inc.	54,531	206,796
*Roots Corp.	4,000	6,726
Royal Bank of Canada	63,012	6,108,795
Royal Bank of Canada, ADR	127,747	12,369,742
Russel Metals, Inc.	65,451	1,847,025
Sandstorm Gold, Ltd.	85,432	466,459
*Sangoma Technologies Corp.	10,300	44,833
Saputo, Inc.	52,979	1,020,748
Secure Energy Services, Inc.	203,265	1,725,130
*Shopify, Inc., Class A	1,898	133,524
*Shopify, Inc., Class A, ADR	16,474	1,156,475
Sienna Senior Living, Inc.	24,773	241,626
*SilverCrest Metals, Inc.	18,954	154,854
ΩSleep Country Canada Holdings, Inc.	17,929	356,662
SNC-Lavalin Group, Inc.	62,260	2,395,504
*Source Energy Services, Ltd.	4,700	56,139
ΩSpin Master Corp.	15,238	333,631
Sprott, Inc.	3,770	148,100
SSR Mining, Inc.	75,626	406,245
Stantec, Inc.	23,645	1,886,471
Stantec, Inc., ADR	9,462	753,175
Stelco Holdings, Inc.	27,360	794,801
Stella-Jones, Inc.	42,187	2,455,957
#*ΩSTEP Energy Services, Ltd.	5,423	15,473
*Steppe Gold, Ltd.	600	271
StorageVault Canada, Inc.	72,974	251,241
#*Strathcona Resources, Ltd.	262	6,068

15

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Sun Life Financial, Inc.	3,808	$194,828
Sun Life Financial, Inc.	98,255	5,014,935
Suncor Energy, Inc.	111,216	4,252,412
Suncor Energy, Inc., ADR	321,454	12,276,328
Superior Plus Corp.	147,426	1,001,190
Supremex, Inc.	9,390	26,587
Surge Energy, Inc.	92,555	503,247
Sylogist, Ltd.	12,000	78,436
Taiga Building Products, Ltd.	12,900	31,925
Tamarack Valley Energy, Ltd.	404,064	1,097,033
#*Taseko Mines, Ltd.	136,980	338,998
#TC Energy Corp., ADR	229,856	8,240,338
Teck Resources, Ltd., Class A	700	34,642
Teck Resources, Ltd., Class B	213,315	10,492,965
Teck Resources, Ltd., Class B	31,238	1,539,106
TECSYS, Inc.	298	8,403
TELUS Corp.	61,435	988,702
*TerrAscend Corp.	9,700	20,828
TerraVest Industries, Inc.	100	5,258
TFI International, Inc.	23,706	3,093,505
TFI International, Inc.	17,425	2,270,303
Thomson Reuters Corp.	528	79,912
Thomson Reuters Corp., ADR	5,530	835,583
#Tidewater Midstream and Infrastructure, Ltd.	109,000	56,331
#*Tilray Brands, Inc.	287,000	708,890
TMX Group, Ltd.	53,550	1,420,750
*Torex Gold Resources, Inc.	46,611	658,189
Toromont Industries, Ltd.	34,766	3,188,497
Toronto-Dominion Bank (The)	104,976	6,240,412
Toronto-Dominion Bank (The), ADR	91,137	5,406,247
Total Energy Services, Inc.	37,110	261,473
Tourmaline Oil Corp.	152,947	7,490,100
TransAlta Corp.	27,766	184,366
TransAlta Corp.	128,201	851,967
*Transat AT, Inc.	9,600	25,156
Transcontinental, Inc., Class A	53,051	527,479
Trican Well Service, Ltd.	178,710	543,733
*Tricon Residential, Inc.	70,971	796,574
Triple Flag Precious Metals Corp.	9,600	154,656
*Trisura Group, Ltd.	10,379	317,674
Vermilion Energy, Inc.	111,474	1,285,295
#Vermilion Energy, Inc.	13,654	157,625
VersaBank	4,000	39,655
VersaBank	3,028	30,431
*Victoria Gold Corp.	18,400	92,546
*Viemed Healthcare, Inc.	6,272	51,368
*Vitalhub Corp.	10,400	46,858
Wajax Corp.	19,940	491,007
*Wall Financial Corp.	100	1,456
Waste Connections, Inc., ADR	11,464	1,858,200
#*Well Health Technologies Corp.	92,222	245,013
*Wesdome Gold Mines, Ltd.	119,567	896,415
West Fraser Timber Co., Ltd.	35,206	2,701,984
West Fraser Timber Co., Ltd.	2,369	181,371
Westshore Terminals Investment Corp.	22,629	436,158
Wheaton Precious Metals Corp.	676	35,290
Wheaton Precious Metals Corp.	18,529	966,102
Whitecap Resources, Inc.	550,710	4,184,891

16

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#*WildBrain, Ltd.	43,806	$32,523
Winpak, Ltd.	12,985	405,188
WSP Global, Inc.	21,276	3,234,956
*Yangarra Resources, Ltd.	9,301	7,921
Yellow Pages, Ltd.	5,310	37,491

TOTAL CANADA		502,592,939

CHILE — (0.1%)
Aguas Andinas SA, Class A	629,406	180,376
Banco de Chile	1,266,572	141,084
Banco de Chile, Sponsored ADR	13,613	300,575
Banco de Credito e Inversiones SA	9,653	282,704
Banco Santander Chile	1,174,867	53,453
Banco Santander Chile, Sponsored ADR	6,102	109,714
Besalco SA	159,422	91,130
*CAP SA	36,693	263,444
Cencosud SA	522,241	898,587
Cencosud Shopping SA	72,192	112,354
Cia Cervecerias Unidas SA	13,530	83,351
Cia Cervecerias Unidas SA, Sponsored ADR	21,655	262,025
Cia Sud Americana de Vapores SA	4,700,513	368,234
Clinica Las Condes SA	2,277	37,981
Colbun SA	2,033,392	262,208
*Cristalerias de Chile SA	2,000	5,958
Embotelladora Andina SA, Sponsored ADR	6,387	106,982
Empresa Nacional de Telecomunicaciones SA	112,234	387,378
Empresas CMPC SA	406,489	806,091
Empresas Copec SA	40,969	293,566
Enel Chile SA	7,059,437	420,864
Enel Chile SA, Sponsored ADR	25,282	74,582
*Engie Energia Chile SA	167,464	138,021
*Falabella SA	62,475	167,933
Forus SA	24,881	42,239
Grupo Security SA	993,601	284,425
Inversiones Aguas Metropolitanas SA	236,521	183,556
Inversiones La Construccion SA	24,138	212,092
Molibdenos y Metales SA	1,797	7,054
Multiexport Foods SA	175,108	42,780
Parque Arauco SA	145,505	219,909
PAZ Corp. SA	30,769	19,885
Plaza SA	50,743	74,090
Ripley Corp. SA	533,153	119,462
Salfacorp SA	289,316	164,944
Sigdo Koppers SA	85,947	106,191
SMU SA	1,633,152	304,049
Sociedad Matriz SAAM SA	1,873,505	204,202
#Sociedad Quimica y Minera de Chile SA, Sponsored ADR	10,818	494,274
Socovesa SA	126,028	11,717
SONDA SA	256,572	114,197
Vina Concha y Toro SA	35,683	47,771

TOTAL CHILE		8,501,432

CHINA — (7.0%)
*360 Security Technology, Inc., Class A	27,800	32,695
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	20,700	47,662
Ω3SBio, Inc.	1,907,000	1,531,218
*5I5J Holding Group Co., Ltd., Class A	119,800	32,705
AAC Technologies Holdings, Inc.	600,500	1,919,462
Accelink Technologies Co., Ltd., Class A	21,800	113,103

17

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
ADAMA, Ltd., Class A	70,400	$61,247
Addsino Co., Ltd., Class A	84,600	83,516
Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,410	27,541
Advanced Technology & Materials Co., Ltd., Class A	18,200	22,157
AECC Aviation Power Co., Ltd., Class A	11,700	57,040
Aerospace Hi-Tech Holdings Group, Ltd., Class A	32,800	37,445
#*Agile Group Holdings, Ltd.	474,000	36,363
Agricultural Bank of China, Ltd., Class H	5,487,000	2,462,457
Aier Eye Hospital Group Co., Ltd., Class A	67,784	120,560
*Air China, Ltd., Class H	448,000	225,684
Aisino Corp., Class A	60,500	70,986
ΩAK Medical Holdings, Ltd.	178,000	133,821
Alibaba Group Holding, Ltd., Class SW	2,003,300	19,043,798
Alibaba Group Holding, Ltd., Sponsored ADR	17,000	1,272,450
*Alibaba Health Information Technology, Ltd.	554,000	209,666
*Alibaba Pictures Group, Ltd.	10,350,000	621,963
#ΩA-Living Smart City Services Co., Ltd.	53,500	20,521
Allmed Medical Products Co., Ltd., Class A	58,050	65,870
Aluminum Corp. of China, Ltd., Class H	2,772,000	1,853,624
Amlogic Shanghai Co., Ltd., Class A	3,374	27,060
Amoy Diagnostics Co., Ltd., Class A	18,600	56,111
An Hui Wenergy Co., Ltd., Class A	57,100	65,579
*ANE Cayman, Inc.	25,000	16,749
Angang Steel Co., Ltd., Class H	568,000	94,410
Angel Yeast Co., Ltd., Class A	27,100	111,420
ΩAngelalign Technology, Inc.	16,800	169,693
Anhui Anke Biotechnology Group Co., Ltd., Class A	28,500	40,159
Anhui Conch Cement Co., Ltd., Class H	168,000	392,226
Anhui Construction Engineering Group Co., Ltd., Class A	76,700	51,289
Anhui Expressway Co., Ltd., Class H	184,000	202,792
Anhui Guangxin Agrochemical Co., Ltd., Class A	63,008	128,571
Anhui Gujing Distillery Co., Ltd., Class A	2,800	104,712
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	109,600	192,969
Anhui Honglu Steel Construction Group Co., Ltd., Class A	39,290	103,196
*Anhui Jianghuai Automobile Group Corp., Ltd., Class A	48,000	103,638
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	103,400	67,575
Anhui Jinhe Industrial Co., Ltd., Class A	37,900	128,599
Anhui Kouzi Distillery Co., Ltd., Class A	23,700	136,652
*Anhui Tatfook Technology Co., Ltd., Class A	41,900	47,313
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	44,100	65,971
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	41,100	43,237
Anhui Yingjia Distillery Co., Ltd., Class A	16,900	165,436
Anhui Zhongding Sealing Parts Co., Ltd., Class A	95,800	173,691
Anji Microelectronics Technology Shanghai Co., Ltd., Class A	3,861	87,968
Anjoy Foods Group Co., Ltd., Class A	9,300	118,325
Anker Innovations Technology Co., Ltd., Class A	2,500	29,771
ANTA Sports Products, Ltd.	290,200	3,328,254
*ΩAntengene Corp., Ltd.	127,500	16,628
*Anton Oilfield Services Group	1,618,000	88,956
Aoshikang Technology Co., Ltd., Class A	6,400	23,110
*Aotecar New Energy Technology Co., Ltd., Class A	267,700	104,084
*Aowei Holdings, Ltd.	59,000	4,526
Apeloa Pharmaceutical Co., Ltd., Class A	48,500	94,353
ApicHope Pharmaceutical Co., Ltd., Class A	17,427	54,638
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	36,900	90,559
ΩAsiaInfo Technologies, Ltd.	82,800	74,741
*AustAsia Group, Ltd.	63,848	8,735
*Autel Intelligent Technology Corp., Ltd., Class A	8,614	31,948

18

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Autobio Diagnostics Co., Ltd., Class A	14,200	$111,635
Avary Holding Shenzhen Co., Ltd., Class A	81,800	272,255
AviChina Industry & Technology Co., Ltd., Class H	1,317,000	569,153
AVICOPTER PLC, Class A	10,400	59,779
Bafang Electric Suzhou Co., Ltd., Class A	7,060	33,894
ΩBAIC Motor Corp., Ltd., Class H	765,500	219,240
*Baidu, Inc., Class SW	188,200	2,519,376
*Baidu, Inc., Sponsored ADR	26,667	2,757,368
Bank of Beijing Co., Ltd., Class A	263,910	203,037
Bank of Changsha Co., Ltd., Class A	253,700	285,428
Bank of Chengdu Co., Ltd., Class A	123,900	252,824
Bank of China, Ltd., Class H	12,264,800	5,535,563
Bank of Chongqing Co., Ltd., Class H	398,500	242,018
Bank of Communications Co., Ltd., Class H	1,372,695	993,384
*Bank of Gansu Co., Ltd., Class H	329,000	14,723
Bank of Guiyang Co., Ltd., Class A	137,640	107,031
Bank of Hangzhou Co., Ltd., Class A	191,915	341,337
Bank of Jiangsu Co., Ltd., Class A	325,700	362,839
Bank of Nanjing Co., Ltd., Class A	159,100	204,443
Bank of Ningbo Co., Ltd., Class A	117,200	370,525
Bank of Shanghai Co., Ltd., Class A	182,221	183,403
Bank of Suzhou Co., Ltd., Class A	143,660	149,544
Baoshan Iron & Steel Co., Ltd., Class A	214,884	205,908
Baowu Magnesium Technology Co., Ltd., Class A	13,600	34,708
*Baoye Group Co., Ltd., Class H	87,040	56,868
*Baozun, Inc., Class A	24,500	21,144
*Baozun, Inc., Sponsored ADR	11,888	30,909
Bear Electric Appliance Co., Ltd., Class A	5,700	45,951
Befar Group Co., Ltd., Class A	124,400	68,778
Beibuwan Port Co., Ltd., Class A	109,800	122,320
*BeiGene, Ltd.	18,800	227,392
*Beijing Bei Mo Gao Ke Friction Material Co., Ltd., Class A	7,500	25,789
Beijing Capital Development Co., Ltd., Class A	125,000	47,567
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	97,200	38,864
*Beijing Capital International Airport Co., Ltd., Class H	1,242,000	396,998
Beijing Career International Co., Ltd., Class A	6,700	19,150
Beijing Certificate Authority Co., Ltd., Class A	4,950	14,182
#*Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	10,500	15,573
*Beijing Compass Technology Development Co., Ltd., Class A	5,500	35,830
Beijing Dabeinong Technology Group Co., Ltd., Class A	43,300	27,999
Beijing Dahao Technology Corp., Ltd., Class A	12,500	22,336
Beijing Easpring Material Technology Co., Ltd., Class A	24,400	148,729
*Beijing E-Hualu Information Technology Co., Ltd., Class A	9,400	28,564
Beijing Energy International Holding Co., Ltd.	3,806,000	70,074
Beijing Enlight Media Co., Ltd., Class A	26,500	34,199
Beijing Enterprises Holdings, Ltd.	403,500	1,294,923
Beijing Enterprises Water Group, Ltd.	3,153,000	798,207
*Beijing Gas Blue Sky Holdings, Ltd.	2,080,000	10,904
Beijing GeoEnviron Engineering & Technology, Inc., Class A	69,700	63,233
*Beijing Haixin Energy Technology Co., Ltd., Class A	165,454	54,064
*Beijing Jetsen Technology Co., Ltd., Class A	171,300	121,396
Beijing Jingneng Clean Energy Co., Ltd., Class H	478,000	116,731
*Beijing Jingyuntong Technology Co., Ltd., Class A	141,000	67,847
*Beijing Leike Defense Technology Co., Ltd., Class A	31,200	18,884
Beijing New Building Materials PLC, Class A	13,900	62,764
*Beijing North Star Co., Ltd., Class H	518,000	44,374
*Beijing Orient Landscape & Environment Co., Ltd., Class A	69,588	8,155
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	49,800	51,359

19

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Beijing Originwater Technology Co., Ltd., Class A	125,616	$84,865
Beijing Roborock Technology Co., Ltd., Class A	1,337	78,348
Beijing Science Sun Pharmaceutical Co., Ltd., Class A	30,100	31,748
*Beijing Shiji Information Technology Co., Ltd., Class A	25,818	25,630
*Beijing Shougang Co., Ltd., Class A	125,900	55,373
*Beijing Shunxin Agriculture Co., Ltd., Class A	23,300	60,106
*Beijing Sinnet Technology Co., Ltd., Class A	36,376	47,044
Beijing SL Pharmaceutical Co., Ltd., Class A	40,700	48,371
Beijing SPC Environment Protection Tech Co., Ltd., Class A	94,600	59,476
Beijing Strong Biotechnologies, Inc., Class A	25,900	66,170
Beijing Tiantan Biological Products Corp., Ltd., Class A	12,800	50,773
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	133,000	162,738
Beijing Ultrapower Software Co., Ltd., Class A	58,000	77,488
Beijing United Information Technology Co., Ltd., Class A	35,900	128,791
*Beijing Watertek Information Technology Co., Ltd., Class A	95,200	35,439
Beijing Yanjing Brewery Co., Ltd., Class A	107,755	146,933
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	12,300	57,829
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	37,005	44,286
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	286,900	201,342
*Bengang Steel Plates Co., Ltd., Class A	172,800	76,478
Bestore Co., Ltd., Class A	11,200	23,225
*Bestway Marine & Energy Technology Co., Ltd., Class A	42,900	22,595
Bethel Automotive Safety Systems Co., Ltd., Class A	7,200	57,110
BGI Genomics Co., Ltd., Class A	10,400	58,976
Biem.L.Fdlkk Garment Co., Ltd., Class A	24,700	101,654
#*Bilibili, Inc., Class Z	81,440	1,070,428
Binhai Investment Co., Ltd.	200,000	30,430
Binjiang Service Group Co., Ltd.	37,500	83,907
Black Peony Group Co., Ltd., Class A	32,200	20,733
ΩBlue Moon Group Holdings, Ltd.	178,500	50,438
Blue Sail Medical Co., Ltd., Class A	56,900	44,482
*Bluefocus Intelligent Communications Group Co., Ltd., Class A	106,100	95,085
Bluestar Adisseo Co., Class A	18,100	24,905
ΩBOC Aviation, Ltd.	137,800	1,101,174
BOE Technology Group Co., Ltd., Class A	644,600	387,491
BOE Varitronix, Ltd.	147,000	102,621
*Bohai Leasing Co., Ltd., Class A	324,600	111,438
Bosideng International Holdings, Ltd.	2,810,000	1,627,538
Bright Dairy & Food Co., Ltd., Class A	57,100	71,090
BrightGene Bio-Medical Technology Co., Ltd., Class A	4,996	21,347
Brilliance China Automotive Holdings, Ltd.	1,282,000	1,071,994
B-Soft Co., Ltd., Class A	78,600	46,274
*BTG Hotels Group Co., Ltd., Class A	52,500	111,038
BYD Co., Ltd.	145,500	4,010,868
BYD Electronic International Co., Ltd.	650,000	2,210,658
By-health Co., Ltd., Class A	54,800	119,680
*C&D International Investment Group, Ltd.	479,719	958,064
*C&D Property Management Group Co., Ltd.	52,000	22,073
C&S Paper Co., Ltd., Class A	42,100	51,602
Cabbeen Fashion, Ltd.	155,000	14,863
Caitong Securities Co., Ltd., Class A	42,170	44,595
Camel Group Co., Ltd., Class A	53,200	60,440
Cangzhou Mingzhu Plastic Co., Ltd., Class A	59,200	30,445
Canmax Technologies Co., Ltd., Class A	54,270	158,628
#Canvest Environmental Protection Group Co., Ltd.	218,000	112,607
Capital Environment Holdings, Ltd.	2,440,000	25,894
Castech, Inc., Class A	14,400	53,090
*CCCC Design & Consulting Group Co., Ltd., Class A	32,400	48,335

20

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
CCS Supply Chain Management Co., Ltd., Class A	75,100	$48,355
CECEP Solar Energy Co., Ltd., Class A	54,600	38,844
CECEP Wind-Power Corp., Class A	272,220	117,851
Central China New Life, Ltd.	207,000	29,113
Central China Securities Co., Ltd., Class H	723,000	102,610
CETC Digital Technology Co., Ltd., Class A	8,190	22,697
CETC Potevio Science&Technology Co., Ltd., Class A	11,200	38,451
*CGN Mining Co., Ltd.	135,000	35,384
CGN New Energy Holdings Co., Ltd.	920,000	275,252
CGN Nuclear Technology Development Co., Ltd., Class A	43,000	38,417
ΩCGN Power Co., Ltd., Class H	1,199,000	403,182
Changchun Faway Automobile Components Co., Ltd., Class A	49,700	60,644
Changchun High-Tech Industry Group Co., Ltd., Class A	10,100	157,440
Changjiang Securities Co., Ltd., Class A	47,600	37,211
#*ΩChangsha Broad Homes Industrial Group Co., Ltd., Class H	110,100	31,955
Chaowei Power Holdings, Ltd.	330,000	59,070
*Chen Lin Education Group Holdings, Ltd.	128,000	24,549
Cheng De Lolo Co., Ltd., Class A	35,400	44,952
*Chengdu CORPRO Technology Co., Ltd., Class A	15,000	33,917
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	16,970	33,528
Chengdu Hongqi Chain Co., Ltd., Class A	108,700	80,930
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	33,600	100,527
Chengdu Kanghua Biological Products Co., Ltd., Class A	10,075	87,263
Chengdu Leejun Industrial Co., Ltd., Class A	44,800	36,072
Chengdu Wintrue Holding Co., Ltd., Class A	92,300	103,207
Chengdu Xingrong Environment Co., Ltd., Class A	78,600	77,268
*Chengtun Mining Group Co., Ltd., Class A	208,800	141,351
Chenguang Biotech Group Co., Ltd., Class A	25,009	32,585
Chengxin Lithium Group Co., Ltd., Class A	45,100	111,616
Chengzhi Co., Ltd., Class A	93,700	99,992
*Chifeng Jilong Gold Mining Co., Ltd., Class A	44,800	110,688
China Aerospace International Holdings, Ltd.	848,000	34,153
China Aircraft Leasing Group Holdings, Ltd.	101,000	44,165
China Automotive Engineering Research Institute Co., Ltd., Class A	16,500	46,727
China Baoan Group Co., Ltd., Class A	20,400	29,589
*ΩChina Bohai Bank Co., Ltd., Class H	404,000	53,204
*China Boton Group Co., Ltd.	146,000	46,855
China CAMC Engineering Co., Ltd., Class A	81,400	86,305
China Chunlai Education Group Co., Ltd.	31,000	19,025
#China Cinda Asset Management Co., Ltd., Class H	6,748,000	612,576
China CITIC Bank Corp., Ltd., Class H	2,025,000	1,190,994
China Coal Energy Co., Ltd., Class H	1,431,000	1,445,417
China Communications Services Corp., Ltd., Class H	1,572,000	753,721
*China Conch Environment Protection Holdings, Ltd.	562,000	53,892
China Conch Venture Holdings, Ltd.	1,098,500	806,192
China Construction Bank Corp., Class H	23,203,200	15,130,200
China CSSC Holdings, Ltd., Class A	26,300	132,353
*China CYTS Tours Holding Co., Ltd., Class A	54,200	81,230
China Datang Corp. Renewable Power Co., Ltd., Class H	1,038,000	221,636
*China Daye Non-Ferrous Metals Mining, Ltd., Class F	3,026,163	28,632
China Design Group Co., Ltd., Class A	54,500	73,639
*»China Dili Group	715,600	11,327
ΩChina East Education Holdings, Ltd.	384,000	116,361
#*China Eastern Airlines Corp., Ltd., Class H	368,000	95,515
*China Education Group Holdings, Ltd.	888,651	507,885
China Electronics Huada Technology Co., Ltd.	692,000	115,905
China Electronics Optics Valley Union Holding Co., Ltd.	664,000	25,894
China Energy Engineering Corp., Ltd., Class A	440,709	133,678

21

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Energy Engineering Corp., Ltd., Class H	78,000	$7,879
China Everbright Bank Co., Ltd., Class H	437,000	132,980
China Everbright Environment Group, Ltd.	1,061,074	432,776
ΩChina Everbright Greentech, Ltd.	447,000	38,292
China Everbright Water, Ltd.	129,348	21,341
*China Express Airlines Co., Ltd., Class A	25,200	22,792
ΩChina Feihe, Ltd.	2,414,000	1,327,188
*China Film Co., Ltd., Class A	26,600	43,643
*China Financial Services Holdings, Ltd.	17,700	577
China Foods, Ltd.	702,000	269,268
China Galaxy Securities Co., Ltd., Class H	1,357,500	741,130
China Gas Holdings, Ltd.	1,447,400	1,362,050
China Glass Holdings, Ltd.	262,000	27,469
#*China Gold International Resources Corp., Ltd.	294,200	1,724,680
*China Gold International Resources Corp., Ltd.	120,535	691,353
*China Grand Automotive Services Group Co., Ltd., Class A	597,800	123,632
China Great Wall Securities Co., Ltd., Class A	46,700	49,321
China Green Electricity Investment of Tianjin Co., Ltd., Class A	33,500	43,001
*»China Greenland Broad Greenstate Group Co., Ltd.	356,000	2,731
China Hanking Holdings, Ltd.	433,000	58,684
China Harmony Auto Holding, Ltd.	380,000	24,779
China Harzone Industry Corp., Ltd., Class A	36,800	36,176
*China High Speed Railway Technology Co., Ltd., Class A	195,200	58,940
China Hongqiao Group, Ltd.	1,005,500	1,401,313
ΩChina International Capital Corp., Ltd., Class H	64,000	77,901
China International Marine Containers Group Co., Ltd., Class H	361,680	307,057
China Isotope & Radiation Corp.	22,200	30,087
*China Jinmao Holdings Group, Ltd.	3,355,967	287,488
China Jushi Co., Ltd., Class A	160,700	264,327
China Kepei Education Group, Ltd.	192,000	36,577
China Kings Resources Group Co., Ltd., Class A	29,880	137,104
China Lesso Group Holdings, Ltd.	848,000	357,797
China Life Insurance Co., Ltd., Class H	339,000	451,642
China Lilang, Ltd.	215,000	131,949
*ΩChina Literature, Ltd.	138,800	501,343
China Longyuan Power Group Corp., Ltd., Class H	346,000	243,755
*<»China Lumena New Materials Corp.	18,800	—
#*China Maple Leaf Educational Systems, Ltd.	896,000	42,387
China Medical System Holdings, Ltd.	1,093,000	979,636
China Meheco Co., Ltd., Class A	56,560	86,716
China Meidong Auto Holdings, Ltd.	408,000	133,023
China Mengniu Dairy Co., Ltd.	1,187,000	2,492,014
China Merchants Bank Co., Ltd., Class H	904,201	3,971,169
China Merchants Energy Shipping Co., Ltd., Class A	256,560	301,733
China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A	33,800	51,635
China Merchants Land, Ltd.	614,000	22,374
*China Merchants Port Holdings Co., Ltd.	1,180,443	1,563,621
China Merchants Property Operation & Service Co., Ltd., Class A	56,700	83,491
ΩChina Merchants Securities Co., Ltd., Class H	61,560	51,397
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	99,600	116,313
*<»China Metal Recycling Holdings, Ltd.	89,400	—
China Minsheng Banking Corp., Ltd., Class H	742,620	272,505
#China Modern Dairy Holdings, Ltd.	1,578,000	131,144
China National Accord Medicines Corp., Ltd., Class A	51,180	247,893
China National Building Material Co., Ltd., Class H	2,651,400	1,033,955
China National Medicines Corp., Ltd., Class A	31,700	151,880
China National Nuclear Power Co., Ltd., Class A	342,901	436,844
China National Software & Service Co., Ltd., Class A	6,253	26,028

22

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
ΩChina New Higher Education Group, Ltd.	455,000	$136,712
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	25,600	18,001
China Nonferrous Mining Corp., Ltd.	955,000	873,044
*China Oil & Gas Group, Ltd.	1,984,000	53,271
China Oilfield Services, Ltd., Class H	992,000	1,067,949
China Overseas Grand Oceans Group, Ltd.	732,562	158,292
China Overseas Land & Investment, Ltd.	645,327	1,202,995
China Overseas Property Holdings, Ltd.	859,275	526,253
China Pacific Insurance Group Co., Ltd., Class H	796,400	1,759,550
China Petroleum & Chemical Corp., Class H	6,631,400	4,001,970
China Power International Development, Ltd.	1,782,333	720,116
*<»China Properties Group, Ltd.	173,000	—
China Railway Group, Ltd., Class H	959,000	475,748
China Railway Hi-tech Industry Co., Ltd., Class A	78,000	84,206
ΩChina Railway Signal & Communication Corp., Ltd., Class H	482,000	187,963
China Railway Tielong Container Logistics Co., Ltd., Class A	55,800	46,853
China Reinsurance Group Corp., Class H	958,000	68,593
#*»ΩChina Renaissance Holdings, Ltd.	106,100	18,449
China Resources Beer Holdings Co., Ltd.	512,962	2,361,100
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	10,700	46,412
China Resources Building Materials Technology Holdings, Ltd.	576,000	97,949
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	36,900	110,757
China Resources Gas Group, Ltd.	502,900	1,591,415
China Resources Land, Ltd.	1,065,444	3,875,605
*China Resources Medical Holdings Co., Ltd.	642,500	340,095
ΩChina Resources Mixc Lifestyle Services, Ltd.	129,000	459,348
ΩChina Resources Pharmaceutical Group, Ltd.	1,043,500	677,771
China Resources Power Holdings Co., Ltd.	544,678	1,358,004
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	25,227	208,586
#China Risun Group, Ltd.	1,081,000	435,374
#*China Ruyi Holdings, Ltd.	3,072,000	773,774
*China Sanjiang Fine Chemicals Co., Ltd.	500,000	119,547
*China Shanshui Cement Group, Ltd.	234,000	20,644
ΩChina Shengmu Organic Milk, Ltd.	1,157,000	28,551
China Shenhua Energy Co., Ltd., Class H	995,616	4,162,615
#*China Southern Airlines Co., Ltd., Class H	676,000	245,466
China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd., Class A	32,200	21,798
China Starch Holdings, Ltd.	1,145,000	22,252
China State Construction Development Holdings, Ltd.	426,000	133,445
China State Construction Engineering Corp., Ltd., Class A	375,200	277,276
China State Construction International Holdings, Ltd.	1,446,000	1,530,824
*China Sunshine Paper Holdings Co., Ltd.	503,000	120,907
China Suntien Green Energy Corp., Ltd., Class H	723,000	296,736
China Taiping Insurance Holdings Co., Ltd.	898,106	826,774
China Testing & Certification International Group Co., Ltd., Class A	27,000	27,845
*»China Tianrui Group Cement Co., Ltd.	53,000	325
*China Tianying, Inc., Class A	142,100	91,691
#China Tobacco International HK Co., Ltd.	152,000	233,601
#ΩChina Tourism Group Duty Free Corp., Ltd., Class H	2,600	23,120
ΩChina Tower Corp., Ltd., Class H	27,866,000	3,277,850
China Traditional Chinese Medicine Holdings Co., Ltd.	3,302,000	1,802,734
*China TransInfo Technology Co., Ltd., Class A	65,700	88,863
China Travel International Investment Hong Kong, Ltd.	2,194,000	353,455
China Tungsten And Hightech Materials Co., Ltd., Class A	37,920	56,465
#China Vanke Co., Ltd., Class H	885,110	523,968
#China Water Affairs Group, Ltd.	310,000	193,027
China West Construction Group Co., Ltd., Class A	12,900	10,547
*<»China Wood Optimization Holding, Ltd.	88,000	—

23

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China World Trade Center Co., Ltd., Class A	19,000	$61,011
*China XLX Fertiliser, Ltd.	583,000	266,857
China Yangtze Power Co., Ltd., Class A	113,000	401,805
China Yongda Automobiles Services Holdings, Ltd.	915,500	249,324
ΩChina Youran Dairy Group, Ltd.	411,000	63,059
*ΩChina Yuhua Education Corp., Ltd.	1,200,000	104,332
#*China ZhengTong Auto Services Holdings, Ltd.	456,000	14,576
China Zhenhua Group Science & Technology Co., Ltd., Class A	12,300	79,163
China Zheshang Bank Co., Ltd., Class H	977,000	282,312
*China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	85,300	24,698
*<»China Zhongwang Holdings, Ltd.	878,400	35,378
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	15,100	17,113
Chinasoft International, Ltd.	1,470,000	892,766
Chongqing Department Store Co., Ltd., Class A	25,600	92,017
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	87,048	163,944
Chongqing Fuling Zhacai Group Co., Ltd., Class A	26,050	51,037
Chongqing Gas Group Corp., Ltd., Class A	47,100	38,899
Chongqing Machinery & Electric Co., Ltd., Class H	505,925	43,987
Chongqing Rural Commercial Bank Co., Ltd., Class H	1,249,000	536,572
Chongqing Sanfeng Environment Group Corp., Ltd., Class A	177,000	199,136
Chongqing Zhifei Biological Products Co., Ltd., Class A	9,700	46,942
Chongyi Zhangyuan Tungsten Industry Co., Ltd., Class A	34,300	32,631
Chow Tai Seng Jewellery Co., Ltd., Class A	80,800	177,910
CIMC Enric Holdings, Ltd.	540,000	535,775
ΩCIMC Vehicles Group Co., Ltd., Class H	123,500	116,849
Cinda Real Estate Co., Ltd., Class A	81,400	40,403
Cisen Pharmaceutical Co., Ltd., Class A	22,400	49,507
CITIC Press Corp., Class A	2,600	10,668
CITIC Securities Co., Ltd., Class H	319,725	513,444
CITIC, Ltd.	1,067,000	1,019,088
City Development Environment Co., Ltd., Class A	48,500	82,316
*Citychamp Watch & Jewellery Group, Ltd.	602,000	80,049
*ΩCloud Music, Inc.	3,850	47,748
*CMGE Technology Group, Ltd.	714,000	122,329
CMOC Group, Ltd., Class H	1,233,000	1,169,751
CMST Development Co., Ltd., Class A	128,400	91,702
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	102,900	65,404
CNOOC Energy Technology & Services, Ltd., Class A	210,200	117,954
CNSIG Inner Mongolia Chemical Industry Co., Ltd., Class A	79,810	85,720
COFCO Biotechnology Co., Ltd., Class A	105,100	91,291
#*COFCO Joycome Foods, Ltd.	1,897,000	431,732
COFCO Sugar Holding Co., Ltd., Class A	79,000	109,575
Comba Telecom Systems Holdings, Ltd.	1,008,000	77,328
Concord New Energy Group, Ltd.	4,830,000	376,707
Contemporary Amperex Technology Co., Ltd., Class A	41,620	1,162,591
*Continental Aerospace Technologies Holding, Ltd.	1,307,948	29,433
#COSCO SHIPPING Energy Transportation Co., Ltd., Class H	709,752	835,782
CPMC Holdings, Ltd.	550,000	471,155
CQ Pharmaceutical Holding Co., Ltd., Class A	88,900	66,801
CRRC Corp., Ltd., Class H	567,000	314,629
ΩCSC Financial Co., Ltd., Class H	126,500	97,044
CSG Holding Co., Ltd., Class A	138,100	106,817
CSPC Innovation Pharmaceutical Co., Ltd., Class A	49,528	234,018
CSPC Pharmaceutical Group, Ltd.	2,086,080	1,728,353
CSSC Science & Technology Co., Ltd., Class A	22,800	50,077
CTS International Logistics Corp., Ltd., Class A	86,800	79,584
*Da Ming International Holdings, Ltd.	8,000	1,074
Daan Gene Co., Ltd., Class A	90,760	87,470

24

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	131,000	$86,696
Dalipal Holdings, Ltd.	302,000	193,065
Daqin Railway Co., Ltd., Class A	149,200	142,351
Dashang Co., Ltd., Class A	28,400	79,958
DaShenLin Pharmaceutical Group Co., Ltd., Class A	25,758	77,349
Datang International Power Generation Co., Ltd., Class H	1,158,000	229,492
Dawnrays Pharmaceutical Holdings, Ltd.	450,000	67,892
DBG Technology Co., Ltd., Class A	33,100	103,276
DeHua TB New Decoration Materials Co., Ltd., Class A	61,400	90,242
*Deppon Logistics Co., Ltd., Class A	49,800	114,253
DHC Software Co., Ltd., Class A	84,300	63,577
Dian Diagnostics Group Co., Ltd., Class A	7,200	13,997
Digital China Group Co., Ltd., Class A	22,270	94,693
Digital China Information Service Group Co., Ltd., Class A	15,500	28,872
*Dingdang Health Technology Group, Ltd.	53,000	8,132
*Do-Fluoride New Materials Co., Ltd., Class A	32,437	61,851
Dong-E-E-Jiao Co., Ltd., Class A	16,500	156,334
Dongfang Electric Corp., Ltd., Class H	140,000	191,173
Dongfang Electronics Co., Ltd., Class A	39,200	56,803
Dongguan Aohai Technology Co., Ltd., Class A	10,300	47,616
Dongguan Development Holdings Co., Ltd., Class A	77,600	108,168
Dongxing Securities Co., Ltd., Class A	94,000	114,309
Dongyue Group, Ltd.	976,000	864,788
Dynagreen Environmental Protection Group Co., Ltd., Class H	280,000	102,030
East Group Co., Ltd., Class A	46,100	35,403
East Money Information Co., Ltd., Class A	26,900	48,400
E-Commodities Holdings, Ltd.	1,150,000	238,199
Ecovacs Robotics Co., Ltd., Class A	16,000	109,307
Edifier Technology Co., Ltd., Class A	33,800	59,790
*Edvantage Group Holdings, Ltd.	313,989	99,160
EEKA Fashion Holdings, Ltd.	193,000	320,795
Electric Connector Technology Co., Ltd., Class A	11,400	67,115
»Elion Energy Co., Ltd., Class A	260,800	73,713
ENN Energy Holdings, Ltd.	201,300	1,741,158
ENN Natural Gas Co., Ltd., Class A	63,900	159,112
Eoptolink Technology, Inc., Ltd., Class A	15,960	190,342
Era Co., Ltd., Class A	62,500	39,811
Essex Bio-technology, Ltd.	154,000	45,287
Eternal Asia Supply Chain Management, Ltd., Class A	182,900	91,035
EVA Precision Industrial Holdings, Ltd.	916,000	92,523
Eve Energy Co., Ltd., Class A	12,200	62,186
Ever Sunshine Services Group, Ltd.	490,000	103,999
ΩEverbright Securities Co., Ltd., Class H	57,800	40,794
#*ΩEverest Medicines, Ltd.	104,500	326,679
*Fangda Carbon New Material Co., Ltd., Class A	149,571	104,554
*Fangda Special Steel Technology Co., Ltd., Class A	163,900	94,006
*FAW Jiefang Group Co., Ltd., Class A	16,300	20,181
FAWER Automotive Parts Co., Ltd., Class A	60,262	47,525
Fiberhome Telecommunication Technologies Co., Ltd., Class A	45,800	111,643
Fibocom Wireless, Inc., Class A	23,720	56,676
#*FIH Mobile, Ltd.	2,026,000	227,955
Financial Street Holdings Co., Ltd., Class A	188,500	80,307
#Flat Glass Group Co., Ltd., Class H	156,000	379,369
Focus Media Information Technology Co., Ltd., Class A	210,788	188,905
Foryou Corp., Class A	16,100	69,280
Foshan Haitian Flavouring & Food Co., Ltd., Class A	19,600	106,094
Foshan Nationstar Optoelectronics Co., Ltd., Class A	24,000	23,990
Fosun International, Ltd.	116,392	69,199

25

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Founder Securities Co., Ltd., Class A	112,400	$139,319
*Fountain SET Holdings, Ltd.	312,000	20,345
Foxconn Industrial Internet Co., Ltd., Class A	201,400	680,316
Fu Shou Yuan International Group, Ltd.	932,000	632,757
Fufeng Group, Ltd.	1,360,600	996,808
Fujian Boss Software Development Co., Ltd., Class A	22,100	39,459
Fujian Funeng Co., Ltd., Class A	38,770	53,401
Fujian Longking Co., Ltd., Class A	41,900	79,549
Fujian Star-net Communication Co., Ltd., Class A	10,400	21,939
Fujian Sunner Development Co., Ltd., Class A	48,900	105,581
ΩFuyao Glass Industry Group Co., Ltd., Class H	291,600	1,754,178
*Gan & Lee Pharmaceuticals Co., Ltd., Class A	11,600	80,031
ΩGanfeng Lithium Group Co., Ltd., Class H	161,040	477,692
Gansu Energy Chemical Co., Ltd., Class A	414,300	201,068
Gansu Shangfeng Cement Co., Ltd., Class A	20,000	19,192
Gaona Aero Material Co., Ltd., Class A	28,120	69,050
G-bits Network Technology Xiamen Co., Ltd., Class A	2,200	59,346
GCL Energy Technology Co., Ltd., Class A	49,000	64,046
#*GCL New Energy Holdings, Ltd.	190,164	7,902
GCL Technology Holdings, Ltd.	4,341,000	649,385
GD Power Development Co., Ltd., Class A	85,700	60,615
*GDS Holdings, Ltd., Class A	749,000	771,869
Geely Automobile Holdings, Ltd.	3,248,000	3,957,633
GEM Co., Ltd., Class A	130,200	124,941
Gemdale Corp., Class A	174,100	95,536
Gemdale Properties & Investment Corp., Ltd.	4,180,000	149,645
*Genimous Technology Co., Ltd., Class A	41,500	38,222
GEPIC Energy Development Co., Ltd., Class A	23,500	20,315
GF Securities Co., Ltd., Class H	374,800	375,701
*ΩGiant Biogene Holding Co., Ltd.	8,800	53,951
Giant Network Group Co., Ltd., Class A	70,200	114,113
Ginlong Technologies Co., Ltd., Class A	18,700	138,066
Glarun Technology Co., Ltd., Class A	20,400	40,221
*Global New Material International Holdings, Ltd.	44,000	23,009
*Glorious Property Holdings, Ltd.	1,665,000	2,129
GoerTek, Inc., Class A	25,900	56,421
Goldenmax International Group, Ltd., Class A	17,100	16,315
Goldwind Science & Technology Co., Ltd., Class H	531,753	214,164
#*GOME Retail Holdings, Ltd.	3,285,060	13,861
Goneo Group Co., Ltd., Class A	1,700	28,012
*Goodbaby International Holdings, Ltd.	433,000	38,200
GoodWe Technologies Co., Ltd., Class A	5,252	67,452
*Grand Baoxin Auto Group, Ltd.	12,747	275
*Grand Ocean Advanced Resources Co., Ltd.	652,000	8,836
Grand Pharmaceutical Group, Ltd.	725,500	402,581
Grandblue Environment Co., Ltd., Class A	18,000	45,689
*Grandjoy Holdings Group Co., Ltd., Class A	228,400	83,135
Great Wall Motor Co., Ltd.	413,500	631,257
*Greattown Holdings, Ltd., Class A	95,600	51,801
*Greatview Aseptic Packaging Co., Ltd.	48,000	13,011
Gree Electric Appliances, Inc. of Zhuhai, Class A	47,400	275,266
*Gree Real Estate Co., Ltd., Class A	46,400	37,361
*Greenland Hong Kong Holdings, Ltd.	589,000	16,643
Greentown China Holdings, Ltd.	748,500	661,297
ΩGreentown Management Holdings Co., Ltd.	340,000	292,999
#Greentown Service Group Co., Ltd.	940,000	431,468
GRG Banking Equipment Co., Ltd., Class A	38,100	62,616
GRG Metrology & Test Group Co., Ltd., Class A	39,200	79,125

26

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Grinm Advanced Materials Co., Ltd., Class A	24,000	$31,833
Guangdong Advertising Group Co., Ltd., Class A	58,900	43,040
Guangdong Aofei Data Technology Co., Ltd., Class A	31,463	51,708
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	78,000	60,439
*Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A	58,400	46,701
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	66,000	57,874
Guangdong Dongpeng Holdings Co., Ltd., Class A	54,100	50,871
Guangdong Dowstone Technology Co., Ltd., Class A	25,200	37,976
Guangdong Ellington Electronics Technology Co., Ltd., Class A	25,100	25,055
Guangdong Great River Smarter Logistics Co., Ltd., Class A	14,020	27,487
Guangdong Haid Group Co., Ltd., Class A	11,500	79,072
*Guangdong HEC Technology Holding Co., Ltd., Class A	95,000	115,918
Guangdong Hongda Holdings Group Co., Ltd., Class A	32,600	95,828
Guangdong Hybribio Biotech Co., Ltd., Class A	16,250	14,025
Guangdong Investment, Ltd.	958,000	502,199
Guangdong Kinlong Hardware Products Co., Ltd., Class A	12,820	58,648
Guangdong Provincial Expressway Development Co., Ltd., Class A	112,277	158,827
Guangdong Sirio Pharma Co., Ltd., Class A	9,800	52,736
Guangdong South New Media Co., Ltd., Class A	17,200	89,522
Guangdong Topstar Technology Co., Ltd., Class A	25,500	47,780
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	40,800	93,492
Guangdong Zhongnan Iron & Steel Co., Ltd., Class A	164,500	49,670
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	33,100	69,231
Guanghui Energy Co., Ltd., Class A	204,300	208,160
*Guangshen Railway Co., Ltd., Class H	744,950	202,877
Guangxi Liugong Machinery Co., Ltd., Class A	144,600	210,133
Guangxi LiuYao Group Co., Ltd., Class A	16,100	50,589
Guangxi Wuzhou Communications Co., Ltd., Class A	37,950	23,284
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	132,700	44,642
Guangzhou Automobile Group Co., Ltd., Class H	1,170,000	486,179
*Guangzhou Baiyun International Airport Co., Ltd., Class A	76,430	109,066
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	62,000	165,678
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	16,800	55,499
Guangzhou Haige Communications Group, Inc. Co., Class A	95,700	143,821
Guangzhou KDT Machinery Co., Ltd., Class A	14,940	44,637
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	12,200	64,508
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	18,900	87,374
Guangzhou Wondfo Biotech Co., Ltd., Class A	6,000	22,890
Guangzhou Zhujiang Brewery Co., Ltd., Class A	38,500	44,748
Guilin Sanjin Pharmaceutical Co., Ltd., Class A	27,500	54,219
*»Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	73,600	65,553
*Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	28,400	29,054
Guizhou Panjiang Refined Coal Co., Ltd., Class A	192,900	155,055
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	108,700	59,349
Guizhou Zhenhua E-chem, Inc., Class A	13,683	24,431
#*Guolian Securities Co., Ltd., Class H	107,500	50,031
Guomai Technologies, Inc., Class A	44,800	43,114
*Guosheng Financial Holding, Inc., Class A	66,960	110,231
ΩGuotai Junan Securities Co., Ltd., Class H	45,600	48,683
#Gushengtang Holdings, Ltd.	46,900	279,738
H World Group, Ltd.	309,900	1,200,579
H World Group, Ltd., Sponsored ADR	22,000	807,620
#*ΩHaichang Ocean Park Holdings, Ltd.	996,000	101,877
ΩHaidilao International Holding, Ltd.	576,000	1,316,790
Haier Smart Home Co., Ltd., Class H	1,187,200	4,439,932
Hailir Pesticides and Chemicals Group Co., Ltd., Class A	16,728	33,950
Hainan Drinda New Energy Technology Co., Ltd., Class A	2,207	15,665
Hainan Haide Capital Management Co., Ltd., Class A	118,500	160,931

27

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Hainan Meilan International Airport Co., Ltd.	139,000	$135,957
Hainan Poly Pharm Co., Ltd., Class A	11,700	19,922
Hainan Strait Shipping Co., Ltd., Class A	132,700	117,826
Haitian International Holdings, Ltd.	535,000	1,757,978
Haitong Securities Co., Ltd., Class H	1,036,000	498,051
Hand Enterprise Solutions Co., Ltd., Class A	57,100	52,196
Hang Zhou Great Star Industrial Co., Ltd., Class A	40,700	142,308
Hangcha Group Co., Ltd., Class A	24,200	99,964
Hangjin Technology Co., Ltd., Class A	16,600	63,970
Hangxiao Steel Structure Co., Ltd., Class A	43,000	16,719
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	127,400	117,863
Hangzhou Chang Chuan Technology Co., Ltd., Class A	7,673	31,050
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	11,300	28,885
Hangzhou Haoyue Personal Care Co., Ltd., Class A	11,600	71,811
Hangzhou Lion Microelectronics Co., Ltd., Class A	17,000	51,800
Hangzhou Onechance Tech Corp., Class A	14,300	35,252
Hangzhou Oxygen Plant Group Co., Ltd., Class A	24,800	93,415
Hangzhou Robam Appliances Co., Ltd., Class A	37,200	121,505
#ΩHangzhou Tigermed Consulting Co., Ltd., Class H	34,300	152,397
Han’s Laser Technology Industry Group Co., Ltd., Class A	57,100	166,034
ΩHansoh Pharmaceutical Group Co., Ltd.	116,000	258,068
Haohua Chemical Science & Technology Co., Ltd., Class A	19,100	81,873
*ΩHarbin Bank Co., Ltd., Class H	431,000	16,807
Harbin Boshi Automation Co., Ltd., Class A	28,765	60,917
Harbin Electric Co., Ltd., Class H	556,236	181,353
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	99,000	29,620
*Harbin Pharmaceutical Group Co., Ltd., Class A	166,700	71,250
HBIS Resources Co., Ltd., Class A	48,600	121,953
*ΩHBM Holdings, Ltd.	338,000	50,995
Health & Happiness H&H International Holdings, Ltd.	133,500	174,445
*Healthcare Co., Ltd., Class A	43,700	50,551
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	27,700	82,684
Hefei Meiya Optoelectronic Technology, Inc., Class A	48,100	118,842
Hefei Urban Construction Development Co., Ltd., Class A	57,900	39,915
Heilongjiang Agriculture Co., Ltd., Class A	52,200	94,138
Henan Liliang Diamond Co., Ltd., Class A	12,900	60,241
Henan Lingrui Pharmaceutical Co., Class A	10,700	37,545
Henan Mingtai Al Industrial Co., Ltd., Class A	22,800	38,603
Henan Pinggao Electric Co., Ltd., Class A	75,600	154,370
Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A	94,300	282,265
Henan Shuanghui Investment & Development Co., Ltd., Class A	52,790	196,081
*Henan Yicheng New Energy Co., Ltd., Class A	58,900	33,214
Henan Yuguang Gold & Lead Co., Ltd., Class A	80,400	73,162
*Henan Yuneng Holdings Co., Ltd., Class A	63,500	37,559
Henan Zhongyuan Expressway Co., Ltd., Class A	75,500	38,932
Hengan International Group Co., Ltd.	425,500	1,436,250
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	63,700	126,558
*Hengli Petrochemical Co., Ltd., Class A	93,900	200,670
Hengtong Optic-electric Co., Ltd., Class A	45,400	88,635
*Hengyi Petrochemical Co., Ltd., Class A	97,982	101,184
Hesteel Co., Ltd., Class A	192,500	58,125
*Hezong Sience&Technology Co., Ltd., Class A	29,900	11,996
Hisense Home Appliances Group Co., Ltd., Class H	306,000	1,293,062
Hithink RoyalFlush Information Network Co., Ltd., Class A	8,400	140,032
HLA Group Corp., Ltd., Class A	132,100	165,923
*Hong Kong Resources Holdings Co., Ltd.	7,954	966
Hongfa Technology Co., Ltd., Class A	13,200	52,051
*Honghua Group, Ltd.	1,656,000	18,632

28

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Hopson Development Holdings, Ltd.	751,752	$359,478
Hoyuan Green Energy Co., Ltd., Class A	22,900	69,367
*ΩHua Hong Semiconductor, Ltd.	395,000	787,859
Huaan Securities Co., Ltd., Class A	173,190	115,572
Huabao Flavours & Fragrances Co., Ltd., Class A	19,500	50,249
#Huadian Power International Corp., Ltd., Class H	476,000	260,482
Huadong Medicine Co., Ltd., Class A	38,000	172,581
*Huafa Property Services Group Co., Ltd.	1,180,000	27,760
Huafon Chemical Co., Ltd., Class A	24,700	27,721
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	43,400	24,055
*Huafu Fashion Co., Ltd., Class A	131,000	86,154
Huagong Tech Co., Ltd., Class A	22,200	102,966
Huaibei Mining Holdings Co., Ltd., Class A	118,100	313,286
*Huaneng Power International, Inc., Class H	1,022,000	652,046
Huapont Life Sciences Co., Ltd., Class A	35,100	22,455
ΩHuatai Securities Co., Ltd., Class H	308,600	366,949
Huaxi Securities Co., Ltd., Class A	96,600	98,559
Huaxia Bank Co., Ltd., Class A	170,400	157,644
Huaxin Cement Co., Ltd., Class H	191,800	171,171
Huayu Automotive Systems Co., Ltd., Class A	120,000	272,661
#Huazhong In-Vehicle Holdings Co., Ltd., Class V	96,000	28,722
Hubei Biocause Pharmaceutical Co., Ltd., Class A	305,000	100,083
Hubei Energy Group Co., Ltd., Class A	94,400	74,969
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	36,200	205,333
Hubei Xingfa Chemicals Group Co., Ltd., Class A	65,920	195,589
Huishang Bank Corp., Ltd., Class H	186,200	56,661
Huizhou Desay Sv Automotive Co., Ltd., Class A	3,900	67,682
Humanwell Healthcare Group Co., Ltd., Class A	38,700	108,049
Hunan Aihua Group Co., Ltd., Class A	25,600	52,415
Hunan Er-Kang Pharmaceutical Co., Ltd., Class A	116,400	41,245
*Hunan Friendship & Apollo Commercial Co., Ltd., Class A	130,800	46,347
Hunan Gold Corp., Ltd., Class A	38,900	83,883
Hunan Valin Steel Co., Ltd., Class A	62,700	45,126
Hunan Zhongke Electric Co., Ltd., Class A	38,800	52,265
Hundsun Technologies, Inc., Class A	9,600	27,279
ΩHygeia Healthcare Holdings Co., Ltd.	171,400	711,135
*Hytera Communications Corp., Ltd., Class A	92,400	54,143
*HyUnion Holding Co., Ltd., Class A	59,100	46,446
#*Hywin Holdings, Ltd., ADR	9,285	7,500
#*ΩiDreamSky Technology Holdings, Ltd.	248,000	92,906
IEIT Systems Co., Ltd., Class A	21,300	120,142
Iflytek Co., Ltd., Class A	18,000	111,952
IKD Co., Ltd., Class A	21,800	57,889
ΩIMAX China Holding, Inc.	106,100	95,909
Imeik Technology Development Co., Ltd., Class A	4,340	128,531
Industrial & Commercial Bank of China, Ltd., Class H	12,839,460	6,944,064
Industrial Bank Co., Ltd., Class A	177,500	412,367
Industrial Securities Co., Ltd., Class A	74,230	57,211
Infore Environment Technology Group Co., Ltd., Class A	223,900	158,364
ΩIngdan, Inc.	246,000	33,340
Ingenic Semiconductor Co., Ltd., Class A	3,500	30,831
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	247,700	54,643
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	120,700	350,636
Inner Mongolia ERDOS Resources Co., Ltd., Class A	82,260	139,728
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	308,086	178,830
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A	37,100	66,088
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	36,600	144,372
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	133,700	132,355

29

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*ΩInnoCare Pharma, Ltd.	306,000	$181,146
*ΩInnovent Biologics, Inc.	52,500	256,754
Innuovo Technology Co., Ltd., Class A	47,300	40,433
Inspur Digital Enterprise Technology, Ltd.	242,000	120,981
Intco Medical Technology Co., Ltd., Class A	38,840	147,746
Intron Technology Holdings, Ltd.	225,000	54,659
*iQIYI, Inc., Sponsored ADR	291,167	1,412,160
IReader Technology Co., Ltd., Class A	8,000	25,810
IVD Medical Holding, Ltd.	118,000	30,476
*JA Solar Technology Co., Ltd., Class A	65,088	127,610
#*ΩJacobio Pharmaceuticals Group Co., Ltd.	62,100	13,419
Jade Bird Fire Co., Ltd., Class A	23,600	47,051
Jafron Biomedical Co., Ltd., Class A	9,900	37,591
Jason Furniture Hangzhou Co., Ltd., Class A	25,100	115,551
JCET Group Co., Ltd., Class A	5,800	20,608
*ΩJD Health International, Inc.	267,950	930,144
*ΩJD Logistics, Inc.	426,100	465,805
JD.com, Inc., Class SW	284,554	4,176,699
Jenkem Technology Co., Ltd., Class A	1,691	18,663
JH Educational Technology, Inc.	48,000	4,296
Jia Yao Holdings, Ltd.	10,000	4,488
Jiajiayue Group Co., Ltd., Class A	39,800	58,386
Jiangling Motors Corp., Ltd., Class A	43,044	155,311
Jiangsu Azure Corp., Class A	81,100	94,038
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	122,700	134,492
Jiangsu Cnano Technology Co., Ltd., Class A	8,510	34,449
Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	61,500	88,354
Jiangsu Eastern Shenghong Co., Ltd., Class A	21,700	29,680
*Jiangsu Etern Co., Ltd., Class A	30,200	18,904
Jiangsu Expressway Co., Ltd., Class H	310,000	305,196
Jiangsu Guomao Reducer Co., Ltd., Class A	9,200	17,276
Jiangsu Guoxin Corp., Ltd., Class A	41,200	46,807
Jiangsu Haili Wind Power Equipment Technology Co., Ltd., Class A	8,900	59,710
Jiangsu Hengli Hydraulic Co., Ltd., Class A	3,000	21,095
*Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	43,100	48,728
Jiangsu Huahong Technology Stock Co., Ltd., Class A	36,900	54,641
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	135,800	73,583
Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	9,200	24,887
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	14,000	110,835
Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	31,320	94,310
Jiangsu Linyang Energy Co., Ltd., Class A	93,400	85,249
*Jiangsu Lopal Tech Co., Ltd., Class A	23,100	30,926
Jiangsu Nata Opto-electronic Material Co., Ltd., Class A	12,400	43,716
*Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	37,300	128,620
Jiangsu Pacific Quartz Co., Ltd., Class A	4,500	48,568
Jiangsu Provincial Agricultural Reclamation and Development Corp., Class A	97,400	137,782
Jiangsu Shagang Co., Ltd., Class A	160,800	88,903
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	52,800	46,882
Jiangsu Sidike New Material Science & Technology Co., Ltd., Class A	8,680	10,831
Jiangsu Sopo Chemical Co., Class A	13,900	13,089
Jiangsu ToLand Alloy Co., Ltd., Class A	12,800	42,691
Jiangsu Yanghe Distillery Co., Ltd., Class A	9,400	123,213
Jiangsu Yangnong Chemical Co., Ltd., Class A	14,770	131,206
Jiangsu Yoke Technology Co., Ltd., Class A	6,300	55,756
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	24,900	132,689
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	125,340	71,717
Jiangsu Zhongtian Technology Co., Ltd., Class A	43,900	82,135
Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	250,000	92,032

30

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Jiangxi Fushine Pharmaceutical Co., Ltd., Class A	28,600	$44,558
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	27,800	31,507
Jiangxi Wannianqing Cement Co., Ltd., Class A	21,700	16,665
Jiangxi Xinyu Guoke Technology Co., Ltd., Class A	7,800	21,756
Jiangyin Hengrun Heavy Industries Co., Ltd., Class A	6,900	17,371
Jiangzhong Pharmaceutical Co., Ltd., Class A	26,800	98,510
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	81,400	84,060
Jiayou International Logistics Co., Ltd., Class A	52,184	183,469
*Jilin Chemical Fibre, Class A	130,000	65,422
Jilin Electric Power Co., Ltd., Class A	33,800	22,089
#Jinchuan Group International Resources Co., Ltd.	963,000	94,808
Jinduicheng Molybdenum Co., Ltd., Class A	111,500	174,638
Jingjin Equipment, Inc., Class A	32,100	102,767
Jinhui Liquor Co., Ltd., Class A	7,700	23,314
*Jinke Smart Services Group Co., Ltd., Class H	17,100	19,896
#JinkoSolar Holding Co., Ltd., Sponsored ADR	26,769	645,668
Jinlei Technology Co., Ltd., Class A	16,500	42,792
Jinmao Property Services Co., Ltd.	37,129	11,631
Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	66,800	146,348
*Jinneng Holding Shanxi Electric Power Co., Ltd., Class A	89,900	30,987
Jinneng Science&Technology Co., Ltd., Class A	75,600	70,775
*ΩJinxin Fertility Group, Ltd.	1,202,500	408,972
Jinyu Bio-Technology Co., Ltd., Class A	52,600	66,285
#ΩJiumaojiu International Holdings, Ltd.	647,000	410,310
Jiuzhitang Co., Ltd., Class A	36,559	39,568
Jizhong Energy Resources Co., Ltd., Class A	235,413	243,107
JL Mag Rare-Earth Co., Ltd., Class A	9,470	19,442
JNBY Design, Ltd.	118,500	216,661
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	72,044	120,687
Joinn Laboratories China Co., Ltd., Class A	23,500	53,105
Jointo Energy Investment Co., Ltd., Class A	49,900	47,816
Jointown Pharmaceutical Group Co., Ltd., Class A	153,321	173,552
*Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	22,700	92,328
Joy City Property, Ltd.	2,802,000	79,891
Joyoung Co., Ltd., Class A	16,400	26,229
ΩJS Global Lifestyle Co., Ltd.	669,000	130,016
JSTI Group, Class A	53,000	62,113
Ju Teng International Holdings, Ltd.	502,000	66,110
Juewei Food Co., Ltd., Class A	22,300	62,445
*ΩJW Cayman Therapeutics Co., Ltd.	69,500	15,906
Kaishan Group Co., Ltd., Class A	31,300	55,929
*ΩKangda International Environmental Co., Ltd.	285,000	8,563
*Kangji Medical Holdings, Ltd.	73,500	68,132
*Kasen International Holdings, Ltd.	194,000	7,069
KBC Corp., Ltd., Class A	7,839	40,530
Keboda Technology Co., Ltd., Class A	2,500	25,007
*Keeson Technology Corp., Ltd., Class A	9,088	15,049
Kehua Data Co., Ltd., Class A	20,500	74,929
Keshun Waterproof Technologies Co., Ltd., Class A	56,300	35,086
*Kidswant Children Products Co., Ltd., Class A	72,200	64,406
Kinetic Development Group, Ltd.	1,774,000	206,406
Kingboard Holdings, Ltd.	370,000	817,470
Kingboard Laminates Holdings, Ltd.	320,500	276,604
KingClean Electric Co., Ltd., Class A	6,200	22,559
Kingfa Sci & Tech Co., Ltd., Class A	86,300	88,764
Konfoong Materials International Co., Ltd., Class A	6,300	41,737
*Konka Group Co., Ltd., Class A	115,200	48,761
KPC Pharmaceuticals, Inc., Class A	19,100	59,831

31

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*ΩKuaishou Technology, Class W	44,500	$318,337
Kunlun Energy Co., Ltd.	2,752,000	2,684,724
*Kunlun Tech Co., Ltd., Class A	37,800	208,363
Kunshan Dongwei Technology Co., Ltd., Class A	2,076	9,603
Kunshan Kinglai Hygienic Materials Co., Ltd., Class A	12,400	41,972
Kweichow Moutai Co., Ltd., Class A	8,446	1,985,458
*Lakala Payment Co., Ltd., Class A	10,400	20,749
*Lancy Co., Ltd., Class A	16,400	39,457
*Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	24,300	14,172
Lao Feng Xiang Co., Ltd., Class A	14,995	159,668
Laobaixing Pharmacy Chain JSC, Class A	41,560	191,786
LB Group Co., Ltd., Class A	25,800	74,701
Lee & Man Chemical Co., Ltd.	126,300	54,097
Lee & Man Paper Manufacturing, Ltd.	1,192,600	361,385
Lee’s Pharmaceutical Holdings, Ltd.	122,000	17,314
ΩLegend Holdings Corp., Class H	422,600	299,881
Lenovo Group, Ltd.	6,244,000	7,129,203
Lens Technology Co., Ltd., Class A	211,300	416,893
*Leo Group Co., Ltd., Class A	259,256	71,490
Lepu Medical Technology Beijing Co., Ltd., Class A	36,100	73,415
Levima Advanced Materials Corp., Class A	23,600	55,641
Leyard Optoelectronic Co., Ltd., Class A	94,100	65,000
*Li Auto, Inc., ADR	1,398	36,739
*Li Auto, Inc., Class A	32,200	428,170
Li Ning Co., Ltd.	1,332,000	3,550,887
LianChuang Electronic Technology Co., Ltd., Class A	25,000	25,920
Lianhe Chemical Technology Co., Ltd., Class A	37,500	30,608
*Liao Ning Oxiranchem, Inc., Class A	50,390	36,613
Liaoning Port Co., Ltd., Class H	112,000	8,878
*Lier Chemical Co., Ltd., Class A	63,800	84,094
#*Lifetech Scientific Corp.	708,000	155,700
*Lingbao Gold Group Co., Ltd., Class H	308,000	116,959
*LingNan Eco&Culture-Tourism Co., Ltd., Class A	110,200	28,716
Lingyi iTech Guangdong Co., Class A	143,600	103,152
*Liuzhou Iron & Steel Co., Ltd., Class A	127,000	51,305
Livzon Pharmaceutical Group, Inc., Class H	141,156	485,488
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	29,900	81,336
LK Technology Holdings, Ltd.	325,000	132,972
Loncin Motor Co., Ltd., Class A	109,600	98,071
*ΩLongfor Group Holdings, Ltd.	1,402,000	2,115,225
Longhua Technology Group Luoyang Co., Ltd., Class A	37,100	31,714
LONGi Green Energy Technology Co., Ltd., Class A	113,176	283,995
Longshine Technology Group Co., Ltd., Class A	20,800	28,592
Lonking Holdings, Ltd.	1,230,000	226,461
Luenmei Quantum Co., Ltd., Class A	70,900	57,577
Luoniushan Co., Ltd., Class A	56,600	38,550
*Luoxin Pharmaceuticals Group Stock Co., Ltd., Class A	51,000	32,556
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	13,900	38,770
*Lushang Freda Pharmaceutical Co., Ltd., Class A	29,100	31,656
Luxi Chemical Group Co., Ltd., Class A	99,800	159,202
Luxshare Precision Industry Co., Ltd., Class A	6,400	25,766
*ΩLuye Pharma Group, Ltd.	1,040,500	368,509
Luzhou Laojiao Co., Ltd., Class A	10,900	279,678
*LVGEM China Real Estate Investment Co., Ltd.	390,000	40,390
#Maanshan Iron & Steel Co., Ltd., Class H	726,000	106,748
Maccura Biotechnology Co., Ltd., Class A	29,300	53,082
Mango Excellent Media Co., Ltd., Class A	50,800	164,175
*ΩMaoyan Entertainment	332,400	414,799

32

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Mayinglong Pharmaceutical Group Co., Ltd., Class A	11,200	$42,990
ΩMedlive Technology Co., Ltd.	14,500	15,443
Meilleure Health International Industry Group, Ltd.	210,000	3,893
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	138,800	84,586
#ΩMeitu, Inc.	982,500	409,522
*ΩMeituan, Class W	138,200	1,934,857
Metallurgical Corp. of China, Ltd., Class H	1,857,000	363,270
M-Grass Ecology And Environment Group Co., Ltd., Class A	127,400	50,061
*Microport Scientific Corp.	277,300	223,011
Midea Group Co., Ltd., Class A	9,600	92,361
#*ΩMidea Real Estate Holding, Ltd.	173,000	96,883
Milkyway Intelligent Supply Chain Service Group Co., Ltd., Class A	7,800	58,933
Ming Yang Smart Energy Group, Ltd., Class A	74,900	101,306
#*Ming Yuan Cloud Group Holdings, Ltd.	431,000	136,113
*Mingfa Group International Co., Ltd.	589,000	18,827
MINISO Group Holding, Ltd., Class A	130,600	753,924
*Minmetals Land, Ltd.	764,000	36,631
Minth Group, Ltd.	636,000	1,092,906
MLS Co., Ltd., Class A	71,600	82,825
#*MMG, Ltd.	2,212,000	1,012,499
*ΩMobvista, Inc.	139,000	47,985
Monalisa Group Co., Ltd., Class A	22,500	32,201
Montage Technology Co., Ltd., Class A	2,439	17,120
Montnets Cloud Technology Group Co., Ltd., Class A	22,500	26,338
*Morimatsu International Holdings Co., Ltd.	48,000	30,686
Muyuan Foods Co., Ltd., Class A	92,100	553,899
MYS Group Co., Ltd., Class A	111,500	49,348
*»Nan Hai Corp., Ltd.	8,450,000	7,131
*NanJi E-Commerce Co., Ltd., Class A	86,800	36,740
Nanjing Hanrui Cobalt Co., Ltd., Class A	19,500	76,785
Nanjing Iron & Steel Co., Ltd., Class A	181,200	135,907
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	37,900	71,589
*Nanjing Sample Technology Co., Ltd., Class H	18,000	1,795
Nanjing Xinjiekou Department Store Co., Ltd., Class A	70,600	56,165
Nantong Jianghai Capacitor Co., Ltd., Class A	48,000	101,255
NARI Technology Co., Ltd., Class A	48,816	158,436
NAURA Technology Group Co., Ltd., Class A	1,400	61,575
*NavInfo Co., Ltd., Class A	121,700	125,174
NetDragon Websoft Holdings, Ltd.	251,000	353,657
NetEase, Inc.	176,500	3,391,800
NetEase, Inc., Sponsored ADR	39,623	3,703,562
New China Life Insurance Co., Ltd., Class H	406,400	785,655
New Hope Dairy Co., Ltd., Class A	25,600	35,190
*New World Department Store China, Ltd.	223,000	6,900
*Newborn Town, Inc.	272,000	118,590
Newland Digital Technology Co., Ltd., Class A	31,400	73,554
Nexteer Automotive Group, Ltd.	812,000	431,893
*Nine Dragons Paper Holdings, Ltd.	1,173,000	521,920
Ninestar Corp., Class A	7,900	27,579
Ningbo BaoSi Energy Equipment Co., Ltd., Class A	17,100	16,103
Ningbo Haitian Precision Machinery Co., Ltd., Class A	16,600	64,244
Ningbo Huaxiang Electronic Co., Ltd., Class A	67,200	128,972
Ningbo Joyson Electronic Corp., Class A	55,600	135,149
*Ningbo Orient Wires & Cables Co., Ltd., Class A	20,800	126,441
Ningbo Ronbay New Energy Technology Co., Ltd., Class A	20,430	86,109
Ningbo Sanxing Medical Electric Co., Ltd., Class A	42,000	195,148
Ningbo Shanshan Co., Ltd., Class A	72,900	119,105
Ningbo Tuopu Group Co., Ltd., Class A	7,800	67,655

33

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Ningbo Xusheng Group Co., Ltd., Class A	42,252	$80,100
Ningbo Yunsheng Co., Ltd., Class A	74,800	62,085
Ningbo Zhoushan Port Co., Ltd., Class A	81,900	40,764
Ningxia Baofeng Energy Group Co., Ltd., Class A	142,600	326,175
#*NIO, Inc., Class A	79,120	361,650
*Niu Technologies, ADR	15,458	35,090
ΩNongfu Spring Co., Ltd., Class H	180,400	1,065,627
Norinco International Cooperation, Ltd., Class A	48,300	80,578
North Huajin Chemical Industries Co., Ltd., Class A	112,700	76,449
North Industries Group Red Arrow Co., Ltd., Class A	24,000	44,307
Northeast Pharmaceutical Group Co., Ltd., Class A	125,200	81,994
Northeast Securities Co., Ltd., Class A	111,400	105,825
Northking Information Technology Co., Ltd., Class A	10,300	24,241
NSFOCUS Technologies Group Co., Ltd., Class A	27,900	25,773
Ocean’s King Lighting Science & Technology Co., Ltd., Class A	37,100	28,747
*ΩOcumension Therapeutics	116,000	106,490
*Offcn Education Technology Co., Ltd., Class A	187,500	68,765
Offshore Oil Engineering Co., Ltd., Class A	173,400	152,291
*OFILM Group Co., Ltd., Class A	26,900	32,638
Olympic Circuit Technology Co., Ltd., Class A	14,200	35,378
Oppein Home Group, Inc., Class A	9,000	77,443
Opple Lighting Co., Ltd., Class A	17,300	43,411
ORG Technology Co., Ltd., Class A	144,100	92,783
*Orient Group, Inc., Class A	198,500	40,505
Orient Overseas International, Ltd.	91,500	1,337,192
ΩOrient Securities Co., Ltd., Class H	330,800	137,883
*Oriental Energy Co., Ltd., Class A	147,600	186,409
Ovctek China, Inc., Class A	25,000	64,905
Pacific Online, Ltd.	210,000	11,277
*Pacific Securities Co., Ltd. (The), Class A	264,300	127,906
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	29,900	120,747
*PCI Technology Group Co., Ltd., Class A	150,800	93,770
*PDD Holdings, Inc., Sponsored ADR	44,831	5,611,945
*»ΩPeijia Medical, Ltd.	195,000	91,252
*Peking University Resources Holdings Co., Ltd.	4,560,000	48,392
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	258,600	38,507
People.cn Co., Ltd., Class A	12,200	41,867
People’s Insurance Co. Group of China, Ltd. (The), Class H	1,078,000	355,603
Perfect World Co., Ltd., Class A	35,200	48,532
PetroChina Co., Ltd., Class H	6,488,000	6,122,007
PharmaBlock Sciences Nanjing, Inc., Class A	9,500	44,075
ΩPharmaron Beijing Co., Ltd., Class H	93,625	116,235
PhiChem Corp., Class A	18,400	30,240
PICC Property & Casualty Co., Ltd., Class H	2,787,753	3,482,374
Ping An Bank Co., Ltd., Class A	344,500	512,502
*ΩPing An Healthcare and Technology Co., Ltd.	363,900	518,315
Ping An Insurance Group Co. of China, Ltd.	1,214,000	5,580,128
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	147,940	269,243
PNC Process Systems Co., Ltd., Class A	23,020	78,966
*Polaris Bay Group Co., Ltd., Class A	64,900	67,111
Poly Developments and Holdings Group Co., Ltd., Class A	38,300	47,050
Poly Property Group Co., Ltd.	1,518,646	279,605
Poly Property Services Co., Ltd., Class H	102,200	418,146
ΩPop Mart International Group, Ltd.	208,000	901,550
ΩPostal Savings Bank of China Co., Ltd., Class H	1,329,000	694,984
Pou Sheng International Holdings, Ltd.	1,607,000	135,608
Power Construction Corp. of China, Ltd., Class A	81,700	57,223
Prinx Chengshan Holdings, Ltd.	101,500	94,087

34

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#*Productive Technologies Co., Ltd.	916,000	$38,063
#*Q Technology Group Co., Ltd.	182,000	75,628
Qianhe Condiment and Food Co., Ltd., Class A	38,080	81,327
Qingdao East Steel Tower Stock Co., Ltd., Class A	47,200	49,654
Qingdao Haier Biomedical Co., Ltd., Class A	7,216	37,070
Qingdao Hanhe Cable Co., Ltd., Class A	104,100	53,679
Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	12,880	24,862
ΩQingdao Port International Co., Ltd., Class H	155,000	101,468
*Qingdao Rural Commercial Bank Corp., Class A	306,100	119,858
Qingdao Sentury Tire Co., Ltd., Class A	16,800	60,756
Qingdao TGOOD Electric Co., Ltd., Class A	21,500	57,508
Qingdao Topscomm Communication, Inc., Class A	26,600	20,905
*Qinghai Salt Lake Industry Co., Ltd., Class A	89,200	204,031
Qinhuangdao Port Co., Ltd., Class H	334,000	69,608
QuakeSafe Technologies Co., Ltd., Class A	8,100	12,240
Queclink Wireless Solutions Co., Ltd., Class A	14,500	23,410
Quectel Wireless Solutions Co., Ltd., Class A	5,800	32,235
#*Radiance Holdings Group Co., Ltd.	68,000	18,519
Rainbow Digital Commercial Co., Ltd., Class A	108,200	73,099
*Realcan Pharmaceutical Group Co., Ltd., Class A	64,100	23,685
Red Avenue New Materials Group Co., Ltd., Class A	5,700	23,066
ΩRed Star Macalline Group Corp., Ltd., Class H	358,539	71,513
#*»ΩRedco Properties Group, Ltd.	730,000	23,334
Renhe Pharmacy Co., Ltd., Class A	46,800	42,135
Rianlon Corp., Class A	15,500	64,176
Risen Energy Co., Ltd., Class A	60,800	108,641
*RiseSun Real Estate Development Co., Ltd., Class A	274,200	63,135
Riyue Heavy Industry Co., Ltd., Class A	54,300	92,010
*Road King Infrastructure, Ltd.	96,000	14,729
Rockchip Electronics Co., Ltd., Class A	2,500	19,906
Rongan Property Co., Ltd., Class A	82,400	27,721
*RongFa Nuclear Equipment Co., Ltd., Class A	46,100	28,602
Rongsheng Petrochemical Co., Ltd., Class A	42,200	65,223
*Roshow Technology Co., Ltd., Class A	70,000	56,556
Ruida Futures Co., Ltd., Class A	5,200	9,141
SAIC Motor Corp., Ltd., Class A	49,400	101,212
Sailun Group Co., Ltd., Class A	100,700	230,474
Sanan Optoelectronics Co., Ltd., Class A	27,400	47,335
*Sangfor Technologies, Inc., Class A	3,000	22,642
Sanquan Food Co., Ltd., Class A	38,070	65,874
Sansteel Minguang Co., Ltd., Class A	160,600	78,385
Sansure Biotech, Inc., Class A	26,464	74,653
#Sany Heavy Equipment International Holdings Co., Ltd.	772,000	543,870
Sany Heavy Industry Co., Ltd., Class A	34,300	77,132
*Satellite Chemical Co., Ltd., Class A	18,600	49,443
SDIC Capital Co., Ltd., Class A	55,300	48,797
SDIC Power Holdings Co., Ltd., Class A	38,800	85,753
Sealand Securities Co., Ltd., Class A	200,950	93,092
#*Seazen Group, Ltd.	1,856,952	322,899
*Seazen Holdings Co., Ltd., Class A	66,800	90,719
S-Enjoy Service Group Co., Ltd.	234,000	87,961
*Seres Group Co., Ltd., Class A	1,700	21,364
SF Holding Co., Ltd., Class A	72,279	361,248
SG Micro Corp., Class A	3,100	32,855
Shaanxi Coal Industry Co., Ltd., Class A	219,400	742,027
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	213,050	277,587
Shandong Bohui Paper Industrial Co., Ltd., Class A	96,700	73,062
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	48,488	109,839

35

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Shandong Chenming Paper Holdings, Ltd., Class H	238,750	$55,863
Shandong Dawn Polymer Co., Ltd., Class A	13,500	20,661
*Shandong Denghai Seeds Co., Ltd., Class A	18,900	25,381
Shandong Dongyue Silicone Material Co., Ltd., Class A	71,300	77,464
ΩShandong Gold Mining Co., Ltd., Class H	133,250	290,311
Shandong Head Group Co., Ltd., Class A	24,700	49,925
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	32,600	178,935
Shandong Hi-speed Co., Ltd., Class A	24,201	29,163
*Shandong Hi-Speed New Energy Group, Ltd.	264,000	65,821
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	115,100	89,662
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	40,700	167,167
*Shandong Humon Smelting Co., Ltd., Class A	50,891	85,462
Shandong Linglong Tyre Co., Ltd., Class A	97,900	302,354
Shandong Nanshan Aluminum Co., Ltd., Class A	53,700	26,506
Shandong Pharmaceutical Glass Co., Ltd., Class A	16,900	65,662
Shandong Sun Paper Industry JSC, Ltd., Class A	108,800	233,262
*Shandong Weifang Rainbow Chemical Co., Ltd., Class A	9,800	78,233
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,622,800	1,107,982
Shandong Xiantan Co., Ltd., Class A	45,100	38,117
Shandong Xinhua Pharmaceutical Co., Ltd., Class H	109,200	76,512
*Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	60,400	81,611
Shanghai Aiko Solar Energy Co., Ltd., Class A	76,600	126,207
Shanghai AJ Group Co., Ltd., Class A	93,500	58,011
Shanghai AtHub Co., Ltd., Class A	21,664	56,244
Shanghai Bailian Group Co., Ltd., Class A	83,100	101,627
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	25,500	71,723
Shanghai Baolong Automotive Corp., Class A	2,500	14,125
Shanghai Baosight Software Co., Ltd., Class A	11,320	64,037
Shanghai Belling Co., Ltd., Class A	11,700	20,374
Shanghai Chinafortune Co., Ltd., Class A	43,300	85,610
Shanghai Construction Group Co., Ltd., Class A	322,984	106,875
Shanghai Daimay Automotive Interior Co., Ltd., Class A	24,595	43,337
*Shanghai Electric Group Co., Ltd., Class H	684,000	139,927
Shanghai Electric Power Co., Ltd., Class A	58,300	73,870
Shanghai Environment Group Co., Ltd., Class A	50,300	64,427
Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	12,700	19,384
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	144,000	226,830
#Shanghai Fudan Microelectronics Group Co., Ltd., Class H	67,000	93,032
Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	10,416	29,512
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	27,900	79,435
Shanghai Industrial Development Co., Ltd., Class A	58,900	24,281
Shanghai Industrial Holdings, Ltd.	251,000	352,373
Shanghai Industrial Urban Development Group, Ltd.	941,200	58,966
Shanghai INT Medical Instruments Co., Ltd.	3,000	10,740
*Shanghai International Airport Co., Ltd., Class A	4,800	24,910
Shanghai Jahwa United Co., Ltd., Class A	22,200	64,094
Shanghai Jinjiang International Hotels Co., Ltd., Class A	36,600	145,886
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	25,200	40,026
*Shanghai Kinetic Medical Co., Ltd., Class A	49,000	33,644
Shanghai Liangxin Electrical Co., Ltd., Class A	19,100	20,541
Shanghai Lingang Holdings Corp., Ltd., Class A	56,100	81,602
Shanghai Maling Aquarius Co., Ltd., Class A	21,300	18,648
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	37,100	65,883
Shanghai Medicilon, Inc., Class A	6,333	30,875
Shanghai MicroPort Endovascular MedTech Group Co., Ltd., Class A	3,596	92,427
Shanghai Moons’ Electric Co., Ltd., Class A	7,400	57,452
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	416,500	593,235
Shanghai Pioneer Holding, Ltd.	106,000	25,750

36

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shanghai Pret Composites Co., Ltd., Class A	38,700	$55,279
Shanghai QiFan Cable Co., Ltd., Class A	21,300	53,507
Shanghai RAAS Blood Products Co., Ltd., Class A	93,900	92,956
Shanghai Runda Medical Technology Co., Ltd., Class A	34,500	86,381
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	64,100	96,155
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	32,800	36,404
Shanghai Tunnel Engineering Co., Ltd., Class A	129,000	119,521
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	41,200	53,510
Shanghai Wanye Enterprises Co., Ltd., Class A	18,400	32,853
Shanghai Yaoji Technology Co., Ltd., Class A	6,900	24,621
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	118,724	97,069
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	57,100	145,959
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	99,800	84,348
Shanxi Blue Flame Holding Co., Ltd., Class A	76,600	71,183
Shanxi Coking Co., Ltd., Class A	50,900	31,791
Shanxi Coking Coal Energy Group Co., Ltd., Class A	43,400	62,830
Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	133,500	166,209
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	96,400	280,975
*Shanxi Meijin Energy Co., Ltd., Class A	155,400	130,269
Shanxi Securities Co., Ltd., Class A	102,300	74,049
Shanxi Taigang Stainless Steel Co., Ltd., Class A	154,800	82,384
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	8,200	296,561
*Shanying International Holding Co., Ltd., Class A	288,500	73,190
Shenghe Resources Holding Co., Ltd., Class A	36,400	49,333
*ΩShengjing Bank Co., Ltd., Class H	144,500	17,736
Shennan Circuits Co., Ltd., Class A	9,768	125,815
ΩShenwan Hongyuan Group Co., Ltd., Class H	416,800	79,404
Shenyang Xingqi Pharmaceutical Co., Ltd., Class A	2,100	75,158
Shenzhen Agricultural Products Group Co., Ltd., Class A	65,600	53,906
*Shenzhen Airport Co., Ltd., Class A	135,100	130,202
Shenzhen Aisidi Co., Ltd., Class A	37,700	62,635
Shenzhen Center Power Tech Co., Ltd., Class A	18,600	32,569
Shenzhen Cereals Holdings Co., Ltd., Class A	43,000	38,773
Shenzhen Click Technology Co., Ltd., Class A	14,200	22,241
Shenzhen Colibri Technologies Co., Ltd., Class A	14,200	29,759
*Shenzhen Comix Group Co., Ltd., Class A	66,100	52,221
*Shenzhen Das Intellitech Co., Ltd., Class A	71,100	27,546
Shenzhen Desay Battery Technology Co., Class A	15,080	45,513
Shenzhen Dynanonic Co., Ltd., Class A	7,600	37,827
Shenzhen Envicool Technology Co., Ltd., Class A	24,853	114,620
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	76,800	112,135
Shenzhen Expressway Corp., Ltd., Class H	230,000	209,968
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	58,800	96,312
*Shenzhen FRD Science & Technology Co., Ltd., Class A	27,300	56,874
Shenzhen Gas Corp., Ltd., Class A	77,400	80,036
Shenzhen Gongjin Electronics Co., Ltd., Class A	74,800	82,401
*Shenzhen H&T Intelligent Control Co., Ltd., Class A	14,300	23,797
#ΩShenzhen Hepalink Pharmaceutical Group Co., Ltd., Class H	94,500	40,597
Shenzhen Huaqiang Industry Co., Ltd., Class A	15,400	20,702
Shenzhen Inovance Technology Co., Ltd., Class A	8,600	70,551
*Shenzhen International Holdings, Ltd.	650,956	521,850
Shenzhen Investment, Ltd.	1,237,142	158,178
Shenzhen Jieshun Science And Technology Industry Co., Ltd., Class A	14,100	17,010
Shenzhen Jinjia Group Co., Ltd., Class A	103,000	66,177
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	43,600	31,019
Shenzhen Kaifa Technology Co., Ltd., Class A	56,400	107,777
Shenzhen Kangtai Biological Products Co., Ltd., Class A	21,200	59,044
Shenzhen Kedali Industry Co., Ltd., Class A	8,300	109,081

37

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenzhen Kingkey Smart Agriculture Times Co., Ltd., Class A	29,500	$65,362
Shenzhen Kinwong Electronic Co., Ltd., Class A	26,900	87,158
Shenzhen Kstar Science And Technology Co., Ltd., Class A	24,600	73,363
Shenzhen Laibao Hi-tech Co., Ltd., Class A	17,700	25,746
Shenzhen Leaguer Co., Ltd., Class A	96,400	81,608
Shenzhen Microgate Technology Co., Ltd., Class A	77,100	87,061
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	8,300	348,561
Shenzhen MTC Co., Ltd., Class A	188,600	141,197
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	110,600	35,530
Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A	6,700	65,310
Shenzhen New Nanshan Holding Group Co., Ltd., Class A	189,600	64,307
*Shenzhen Overseas Chinese Town Co., Ltd., Class A	225,500	82,080
Shenzhen Properties & Resources Development Group, Ltd., Class A	25,100	29,104
Shenzhen SC New Energy Technology Corp., Class A	15,000	142,080
Shenzhen SED Industry Co., Ltd., Class A	10,400	25,222
Shenzhen SEG Co., Ltd., Class A	25,100	22,010
Shenzhen Senior Technology Material Co., Ltd., Class A	20,800	29,395
Shenzhen Sunlord Electronics Co., Ltd., Class A	10,300	37,065
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	66,100	77,283
Shenzhen Sunway Communication Co., Ltd., Class A	21,500	55,344
Shenzhen Tagen Group Co., Ltd., Class A	143,900	86,702
Shenzhen Topband Co., Ltd., Class A	38,900	54,545
Shenzhen Transsion Holdings Co., Ltd., Class A	15,861	314,904
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	45,000	89,033
*Shenzhen World Union Group, Inc., Class A	124,700	31,635
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	172,100	117,218
Shenzhen Yinghe Technology Co., Ltd., Class A	42,400	96,223
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	38,000	140,150
Shenzhen Zhenye Group Co., Ltd., Class A	61,900	33,028
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	181,000	118,039
Shenzhou International Group Holdings, Ltd.	213,900	2,138,672
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	72,295	73,561
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	41,301	107,225
Shinghwa Advanced Material Group Co., Ltd., Class A	7,200	42,289
Shinva Medical Instrument Co., Ltd., Class A	24,100	74,032
Shoucheng Holdings, Ltd.	1,898,000	342,170
Shougang Fushan Resources Group, Ltd.	1,891,839	723,239
*Shouhang High-Tech Energy Co., Ltd., Class A	216,300	53,978
Shui On Land, Ltd.	2,514,156	234,661
*Siasun Robot & Automation Co., Ltd., Class A	12,800	19,201
Sichuan Chengfei Integration Technology Corp., Class A	15,700	35,262
Sichuan Chuantou Energy Co., Ltd., Class A	23,800	54,964
Sichuan Development Lomon Co., Ltd., Class A	53,700	52,197
Sichuan Expressway Co., Ltd., Class H	266,000	108,492
Sichuan Furong Technology Co., Ltd., Class A	15,800	32,916
*Sichuan Haite High-tech Co., Ltd., Class A	34,300	49,892
Sichuan Hebang Biotechnology Co., Ltd., Class A	285,200	82,576
*Sichuan Hexie Shuangma Co., Ltd., Class A	10,200	20,842
Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	7,540	19,970
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	37,100	173,660
*Sichuan Lutianhua Co., Ltd., Class A	92,500	51,651
*Sichuan New Energy Power Co., Ltd., Class A	57,900	92,842
Sichuan Road and Bridge Group Co., Ltd., Class A	197,260	197,180
Sichuan Swellfun Co., Ltd., Class A	8,700	54,086
*Sichuan Teway Food Group Co., Ltd., Class A	28,800	55,472
Sichuan Yahua Industrial Group Co., Ltd., Class A	81,700	118,389
Sieyuan Electric Co., Ltd., Class A	9,600	86,219
#Sihuan Pharmaceutical Holdings Group, Ltd.	2,693,000	196,263

38

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
SIIC Environment Holdings, Ltd.	499,200	$60,398
ΩSimcere Pharmaceutical Group, Ltd.	566,000	390,784
Sino Biopharmaceutical, Ltd.	5,615,745	1,938,643
Sinocare, Inc., Class A	13,000	42,820
Sinochem International Corp., Class A	250,900	142,176
*Sinofert Holdings, Ltd.	700,000	77,865
Sinofibers Technology Co., Ltd., Class A	13,300	45,165
Sinoma International Engineering Co., Class A	74,600	130,523
Sinoma Science & Technology Co., Ltd., Class A	95,800	204,995
Sinomach Automobile Co., Ltd., Class A	113,400	111,478
Sinomine Resource Group Co., Ltd., Class A	39,100	191,916
Sinopec Engineering Group Co., Ltd., Class H	1,243,000	802,581
*Sinopec Oilfield Service Corp., Class H	1,550,000	105,035
Sinopharm Group Co., Ltd., Class H	1,077,200	2,732,528
Sino-Platinum Metals Co., Ltd., Class A	30,590	62,884
Sinoseal Holding Co., Ltd., Class A	4,800	23,375
Sinosoft Co., Ltd., Class A	12,500	49,773
Sinosteel Engineering & Technology Co., Ltd., Class A	65,000	58,073
Sinotrans, Ltd., Class H	1,319,000	635,789
Sinotruk Jinan Truck Co., Ltd., Class A	80,960	182,504
*Skshu Paint Co., Ltd., Class A	15,760	74,031
Skyworth Digital Co., Ltd., Class A	36,700	53,231
Skyworth Group, Ltd.	881,027	363,847
#ΩSmoore International Holdings, Ltd.	599,000	526,151
Sobute New Materials Co., Ltd., Class A	26,700	29,818
*SOHO China, Ltd.	918,000	89,204
*Solargiga Energy Holdings, Ltd.	518,000	8,477
SooChow Securities Co., Ltd., Class A	22,412	21,136
*South Manganese Investment, Ltd.	361,000	21,924
Southwest Securities Co., Ltd., Class A	161,700	88,509
SSY Group, Ltd.	1,231,042	752,363
State Grid Information & Communication Co., Ltd., Class A	68,900	162,823
*STO Express Co., Ltd., Class A	102,400	129,183
Sumavision Technologies Co., Ltd., Class A	44,500	28,837
Sun Art Retail Group, Ltd.	1,076,000	224,247
*Sun King Technology Group, Ltd.	732,000	106,695
Sunflower Pharmaceutical Group Co., Ltd., Class A	26,700	97,627
Sungrow Power Supply Co., Ltd., Class A	8,600	122,545
Suning Universal Co., Ltd., Class A	195,600	55,555
Sunny Optical Technology Group Co., Ltd.	202,000	991,766
Sunresin New Materials Co., Ltd., Class A	13,050	84,224
*Sunward Intelligent Equipment Co., Ltd., Class A	76,550	85,068
Sunwoda Electronic Co., Ltd., Class A	67,500	141,553
Suofeiya Home Collection Co., Ltd., Class A	30,300	71,562
Suplet Power Co., Ltd., Class A	15,200	19,113
Suzhou Anjie Technology Co., Ltd., Class A	13,800	28,464
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	88,000	186,727
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	211,100	99,832
Suzhou Good-Ark Electronics Co., Ltd., Class A	26,700	34,236
Suzhou Maxwell Technologies Co., Ltd., Class A	1,500	23,701
*Suzhou Secote Precision Electronic Co., Ltd., Class A	8,300	75,883
Suzhou SLAC Precision Equipment Co., Ltd., Class A	19,800	19,928
Suzhou TFC Optical Communication Co., Ltd., Class A	5,900	131,252
SY Holdings Group, Ltd.	247,500	142,718
Symphony Holdings, Ltd.	520,000	52,524
SYoung Group Co., Ltd., Class A	10,300	25,477
Taiji Computer Corp., Ltd., Class A	17,200	55,658
Tangrenshen Group Co., Ltd., Class A	90,600	72,450

39

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Tangshan Jidong Cement Co., Ltd., Class A	132,100	$93,981
TangShan Port Group Co., Ltd., Class A	247,448	150,797
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	118,000	89,969
Tasly Pharmaceutical Group Co., Ltd., Class A	34,900	74,391
*Tayho Advanced Materials Group Co., Ltd., Class A	42,600	62,259
TBEA Co., Ltd., Class A	118,950	232,063
TCL Electronics Holdings, Ltd.	528,000	349,021
*TCL Technology Group Corp., Class A	103,800	68,409
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	71,200	102,388
Telling Telecommunication Holding Co., Ltd., Class A	21,500	23,952
Ten Pao Group Holdings, Ltd.	196,000	29,571
Tencent Holdings, Ltd.	754,700	33,502,767
*Tencent Music Entertainment Group, ADR	182,479	2,290,111
Three Squirrels, Inc., Class A	15,600	52,997
Three’s Co. Media Group Co., Ltd., Class A	6,525	46,898
Thunder Software Technology Co., Ltd., Class A	9,200	61,786
Tian An China Investment Co., Ltd.	141,000	69,768
Tian Di Science & Technology Co., Ltd., Class A	163,500	166,815
Tian Lun Gas Holdings, Ltd.	48,000	31,606
*»Tian Shan Development Holding, Ltd.	66,000	–
Tiande Chemical Holdings, Ltd.	40,000	5,830
Tiangong International Co., Ltd.	516,000	112,157
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	5,200	15,845
Tianjin Capital Environmental Protection Group Co., Ltd., Class H	146,000	60,295
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	151,700	80,734
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	10,200	23,050
Tianjin Teda Co., Ltd., Class A	103,200	50,512
Tianjin You Fa Steel Pipe Group Stock Co., Ltd., Class A	90,900	71,061
*Tianma Microelectronics Co., Ltd., Class A	74,800	83,845
#Tianqi Lithium Corp.	64,800	251,869
*Tianshan Aluminum Group Co., Ltd., Class A	169,500	176,676
Tianshan Material Co., Ltd., Class A	29,100	25,838
Tianshui Huatian Technology Co., Ltd., Class A	43,200	48,781
»Tianyun International Holdings, Ltd.	272,000	111,287
Tibet Rhodiola Pharmaceutical Holding Co., Class A	14,300	72,358
Time Interconnect Technology, Ltd.	232,000	55,470
Tingyi Cayman Islands Holding Corp.	742,000	822,526
*Titan Wind Energy Suzhou Co., Ltd., Class A	75,800	108,481
TK Group Holdings, Ltd.	176,000	34,204
Tofflon Science & Technology Group Co., Ltd., Class A	14,700	30,361
Toly Bread Co., Ltd., Class A	99,444	84,047
*Tomson Group, Ltd.	320,681	66,012
Tong Ren Tang Technologies Co., Ltd., Class H	322,000	222,731
*Tongcheng Travel Holdings, Ltd.	609,200	1,616,235
*Tongdao Liepin Group	184,000	71,518
TongFu Microelectronics Co., Ltd., Class A	41,000	118,597
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	87,100	121,170
*Tongkun Group Co., Ltd., Class A	36,100	68,537
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	71,400	45,677
Tongling Nonferrous Metals Group Co., Ltd., Class A	426,200	237,400
Tongwei Co., Ltd., Class A	94,100	281,536
Tongyu Heavy Industry Co., Ltd., Class A	176,600	53,567
Top Spring International Holdings, Ltd.	107,600	6,328
*Topchoice Medical Corp., Class A	4,700	39,393
*Topsec Technologies Group, Inc., Class A	69,200	59,440
ΩTopsports International Holdings, Ltd.	1,361,000	950,118
*Towngas Smart Energy Co., Ltd.	384,393	148,917
*TPV Technology Co., Ltd., Class A	149,400	49,024

40

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
TravelSky Technology, Ltd., Class H	333,471	$436,601
*Trigiant Group, Ltd.	360,000	17,951
Trina Solar Co., Ltd., Class A	59,951	175,895
*Trip.com Group, Ltd.	98,750	4,866,037
*Trip.com Group, Ltd., Sponsored ADR	43,366	2,092,843
#*Triumph New Energy Co., Ltd., Class H	58,000	39,748
Truking Technology, Ltd., Class A	62,300	72,582
Truly International Holdings, Ltd.	1,140,000	123,894
Tsingtao Brewery Co., Ltd., Class H	226,000	1,639,838
*Tunghsu Optoelectronic Technology Co., Ltd., Class A	368,400	72,634
*Tus Environmental Science And Technology Development Co., Ltd., Class A	70,300	21,130
*Unigroup Guoxin Microelectronics Co., Ltd., Class A	7,000	56,460
Unilumin Group Co., Ltd., Class A	43,200	33,772
Uni-President China Holdings, Ltd.	1,027,400	789,479
*Unisplendour Corp., Ltd., Class A	7,200	20,797
#United Energy Group, Ltd.	3,156,000	225,970
*United Strength Power Holdings, Ltd.	12,000	6,475
Universal Scientific Industrial Shanghai Co., Ltd., Class A	39,500	80,547
Valiant Co., Ltd., Class A	41,900	66,493
Vats Liquor Chain Store Management JSC, Ltd., Class A	15,100	37,016
Vatti Corp., Ltd., Class A	68,900	69,062
#*»ΩVenus MedTech Hangzhou, Inc., Class H	218,000	117,624
Victory Giant Technology Huizhou Co., Ltd., Class A	49,000	200,514
Vipshop Holdings, Ltd., Sponsored ADR	228,229	3,432,564
*ΩViva Biotech Holdings	557,500	37,779
*Vnet Group, Inc., Sponsored ADR	33,813	57,144
Wangneng Environment Co., Ltd., Class A	15,900	31,612
Wangsu Science & Technology Co., Ltd., Class A	120,100	156,646
Wanguo International Mining Group, Ltd.	266,000	275,142
Wanhua Chemical Group Co., Ltd., Class A	2,200	27,026
Want Want China Holdings, Ltd.	1,993,000	1,139,046
»Wanxiang Qianchao Co., Ltd., Class A	20,000	14,008
Wasion Holdings, Ltd.	340,000	279,088
Wasu Media Holding Co., Ltd., Class A	117,300	121,619
Weichai Power Co., Ltd., Class H	1,105,880	2,276,462
Weihai Guangwei Composites Co., Ltd., Class A	20,940	75,209
#*ΩWeimob, Inc.	624,000	110,899
Wellhope Foods Co., Ltd., Class A	37,500	37,123
Wens Foodstuffs Group Co., Ltd., Class A	121,300	320,771
West China Cement, Ltd.	1,948,000	298,880
Western Mining Co., Ltd., Class A	71,400	197,870
Western Region Gold Co., Ltd., Class A	15,200	25,966
Western Superconducting Technologies Co., Ltd., Class A	8,251	45,106
Will Semiconductor Co., Ltd., Class A	1,700	23,814
Winall Hi-Tech Seed Co., Ltd., Class A	36,100	37,330
Windey Energy Technology Group Co., Ltd., Class A	47,300	64,302
*Wingtech Technology Co., Ltd., Class A	10,500	45,602
Winner Medical Co., Ltd., Class A	19,083	82,352
Wolong Electric Group Co., Ltd., Class A	40,000	76,824
Wuchan Zhongda Group Co., Ltd., Class A	189,700	123,451
Wuhan DR Laser Technology Corp., Ltd., Class A	7,100	44,423
Wuhan Fingu Electronic Technology Co., Ltd., Class A	23,100	29,333
Wuhan Jingce Electronic Group Co., Ltd., Class A	1,800	15,464
*Wuhan P&S Information Technology Co., Ltd., Class A	39,300	27,472
Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	7,500	22,398
Wuhu Token Science Co., Ltd., Class A	74,700	53,247
Wuliangye Yibin Co., Ltd., Class A	30,900	640,882
*WUS Printed Circuit Kunshan Co., Ltd., Class A	65,200	301,146

41

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Wushang Group Co., Ltd., Class A	36,408	$38,200
ΩWuXi AppTec Co., Ltd., Class H	56,680	256,905
Wuxi Autowell Technology Co., Ltd., Class A	6,023	74,829
*ΩWuxi Biologics Cayman, Inc.	1,089,500	1,913,994
*Wuxi Boton Technology Co., Ltd., Class A	25,200	49,893
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	10,600	32,591
*Wuxi NCE Power Co., Ltd., Class A	4,400	23,034
*Wuxi Taiji Industry Co., Ltd., Class A	87,300	75,830
Wuxi Xinje Electric Co., Ltd., Class A	4,400	17,708
XCMG Construction Machinery Co., Ltd., Class A	146,200	141,706
#*XD, Inc.	74,800	141,735
XGD, Inc., Class A	14,000	42,195
ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	892,500	207,686
Xiamen Bank Co., Ltd., Class A	134,100	102,984
Xiamen C & D, Inc., Class A	118,500	162,565
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	55,000	52,399
Xiamen Faratronic Co., Ltd., Class A	6,600	89,632
Xiamen Intretech, Inc., Class A	16,700	32,949
Xiamen ITG Group Corp., Ltd., Class A	118,700	120,779
Xiamen Jihong Technology Co., Ltd., Class A	20,900	43,570
Xiamen Kingdomway Group Co., Class A	24,700	52,956
Xiamen Tungsten Co., Ltd., Class A	44,300	117,088
Xiamen Xiangyu Co., Ltd., Class A	74,400	69,446
Xiandai Investment Co., Ltd., Class A	83,000	45,431
Xiangcai Co., Ltd., Class A	48,300	46,749
*ΩXiaomi Corp., Class W	3,637,400	8,055,000
Xilinmen Furniture Co., Ltd., Class A	14,400	37,187
*Xinfengming Group Co., Ltd., Class A	49,400	97,330
Xingda International Holdings, Ltd.	486,932	90,897
Xingfa Aluminium Holdings, Ltd.	60,000	58,303
Xinhuanet Co., Ltd., Class A	14,300	47,674
Xinjiang Communications Construction Group Co., Ltd., Class A	39,200	61,019
Xinjiang Xintai Natural Gas Co., Ltd., Class A	14,500	68,572
Xinjiang Xinxin Mining Industry Co., Ltd., Class H	472,000	65,780
Xinjiang Zhongtai Chemical Co., Ltd., Class A	182,400	120,461
#*Xinte Energy Co., Ltd., Class H	207,200	232,866
*Xinxiang Chemical Fiber Co., Ltd., Class A	139,900	80,434
Xinxiang Richful Lube Additive Co., Ltd., Class A	8,900	58,164
Xinxing Ductile Iron Pipes Co., Ltd., Class A	287,075	149,218
*Xinyi Energy Holdings, Ltd.	1,286,000	180,867
Xinyi Solar Holdings, Ltd.	3,218,943	2,247,152
Xinyu Iron & Steel Co., Ltd., Class A	221,900	118,401
Xinzhi Group Co., Ltd., Class A	20,900	46,221
*Xizang Zhufeng Resources Co., Ltd., Class A	39,900	56,332
Xizi Clean Energy Equipment Manufacturing Co., Ltd., Class A	28,800	43,083
*ΩXJ International Holdings Co., Ltd.	1,276,000	38,992
*XPeng, Inc., Class A	277,000	1,117,392
*Xtep International Holdings, Ltd.	941,574	600,733
Xuji Electric Co., Ltd., Class A	31,500	115,048
ΩYadea Group Holdings, Ltd.	898,000	1,733,724
*YaGuang Technology Group Co., Ltd., Class A	36,900	27,982
Yangling Metron New Material, Inc., Class A	21,100	70,402
#ΩYangtze Optical Fibre & Cable Joint Stock, Ltd. Co., Class H	29,000	30,627
Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	15,500	81,144
Yankershop Food Co., Ltd., Class A	9,950	104,398
#Yankuang Energy Group Co., Ltd., Class H	1,138,000	2,479,353
Yantai Changyu Pioneer Wine Co., Ltd., Class A	18,700	62,188
Yantai China Pet Foods Co., Ltd., Class A	6,800	23,607

42

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	27,800	$53,009
Yantai Eddie Precision Machinery Co., Ltd., Class A	38,100	91,298
*YanTai Shuangta Food Co., Ltd., Class A	68,100	39,904
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	34,700	49,996
#*Yeahka, Ltd.	97,200	128,006
Yealink Network Technology Corp., Ltd., Class A	5,100	24,850
Yeebo International Holdings, Ltd.	106,000	50,010
YGSOFT, Inc., Class A	27,360	19,955
Yibin Tianyuan Group Co., Ltd., Class A	108,300	68,836
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	151,200	250,544
*Yifan Pharmaceutical Co., Ltd., Class A	37,900	69,185
Yifeng Pharmacy Chain Co., Ltd., Class A	14,980	90,752
Yihai International Holding, Ltd.	315,000	654,068
*Yintai Gold Co., Ltd., Class A	82,600	210,914
Yip’s Chemical Holdings, Ltd.	96,000	19,025
Yixintang Pharmaceutical Group Co., Ltd., Class A	32,800	95,330
Yonfer Agricultural Technology Co., Ltd., Class A	91,900	149,134
YongXing Special Materials Technology Co., Ltd., Class A	36,000	236,163
Yotrio Group Co., Ltd., Class A	107,000	39,980
Youngor Fashion Co., Ltd., Class A	88,900	95,728
Youngy Co., Ltd., Class A	13,200	66,792
*Youzu Interactive Co., Ltd., Class A	29,100	38,878
YTO Express Group Co., Ltd., Class A	65,900	144,285
*Yuan Longping High-tech Agriculture Co., Ltd., Class A	9,600	15,963
Yuexiu Property Co., Ltd.	1,019,344	612,555
Yuexiu Transport Infrastructure, Ltd.	338,639	168,861
Yum China Holdings, Inc.	29,400	1,106,654
Yum China Holdings, Inc.	36,223	1,322,502
Yunda Holding Co., Ltd., Class A	150,600	162,997
Yunnan Aluminium Co., Ltd., Class A	100,700	199,791
Yunnan Baiyao Group Co., Ltd., Class A	6,620	52,254
Yunnan Copper Co., Ltd., Class A	71,800	139,186
Yunnan Energy New Material Co., Ltd., Class A	16,000	91,792
Yunnan Tin Co., Ltd., Class A	53,200	120,953
Yusys Technologies Co., Ltd., Class A	17,600	31,497
Yutong Bus Co., Ltd., Class A	71,900	254,670
#*Zai Lab, Ltd.	192,200	319,465
Zangge Mining Co., Ltd., Class A	8,400	33,401
ZBOM Home Collection Co., Ltd., Class A	33,747	69,421
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	2,600	85,045
Zhaojin Mining Industry Co., Ltd., Class H	669,500	1,095,689
Zhe Jiang Li Zi Yuan Food Co., Ltd., Class A	17,600	30,138
Zhefu Holding Group Co., Ltd., Class A	163,700	75,384
*Zhejiang Century Huatong Group Co., Ltd., Class A	70,000	45,168
Zhejiang Cfmoto Power Co., Ltd., Class A	9,700	187,034
Zhejiang China Commodities City Group Co., Ltd., Class A	174,300	210,276
Zhejiang Chint Electrics Co., Ltd., Class A	27,700	78,865
Zhejiang Communications Technology Co., Ltd., Class A	124,240	65,778
Zhejiang Conba Pharmaceutical Co., Ltd., Class A	31,800	21,659
Zhejiang Crystal-Optech Co., Ltd., Class A	91,800	182,639
Zhejiang Dahua Technology Co., Ltd., Class A	20,400	50,600
Zhejiang Dingli Machinery Co., Ltd., Class A	13,400	121,290
Zhejiang Expressway Co., Ltd., Class H	372,800	244,523
Zhejiang Garden Biopharmaceutical Co., Ltd., Class A	18,200	28,631
Zhejiang Hailiang Co., Ltd., Class A	77,300	98,371
Zhejiang HangKe Technology, Inc. Co., Class A	13,011	37,851
Zhejiang Hangmin Co., Ltd., Class A	36,100	38,425
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	75,100	65,647

43

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhejiang Huace Film & Television Co., Ltd., Class A	98,700	$115,670
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	56,310	130,043
Zhejiang Huayou Cobalt Co., Ltd., Class A	24,100	94,666
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	98,700	105,464
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	9,300	27,376
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	9,900	46,300
*Zhejiang Jingu Co., Ltd., Class A	67,700	51,338
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	58,260	95,267
*Zhejiang Jinke Tom Culture Industry Co., Ltd., Class A	148,300	82,605
*Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	28,800	99,151
Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A	35,000	77,789
Zhejiang Juhua Co., Ltd., Class A	35,500	115,756
Zhejiang Longsheng Group Co., Ltd., Class A	83,700	105,592
Zhejiang Medicine Co., Ltd., Class A	95,700	131,550
*Zhejiang Narada Power Source Co., Ltd., Class A	57,800	83,118
Zhejiang NHU Co., Ltd., Class A	133,600	353,666
Zhejiang Orient Gene Biotech Co., Ltd., Class A	9,901	40,352
Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	30,600	72,735
Zhejiang Runtu Co., Ltd., Class A	81,000	73,820
Zhejiang Sanmei Chemical Industry Co., Ltd., Class A	24,600	144,080
Zhejiang Semir Garment Co., Ltd., Class A	82,500	74,163
Zhejiang Southeast Space Frame Co., Ltd., Class A	76,500	48,835
Zhejiang Supor Co., Ltd., Class A	12,500	101,510
*Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	20,700	54,569
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	155,400	348,169
*Zhejiang Wanliyang Co., Ltd., Class A	36,800	30,595
Zhejiang Wanma Co., Ltd., Class A	31,600	36,380
Zhejiang Wansheng Co., Ltd., Class A	7,100	9,652
Zhejiang Weiming Environment Protection Co., Ltd., Class A	15,604	47,331
Zhejiang Weixing New Building Materials Co., Ltd., Class A	8,408	20,356
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	6,500	21,553
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	62,400	101,090
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	41,100	50,773
Zhejiang Yasha Decoration Co., Ltd., Class A	101,500	55,138
Zhejiang Yinlun Machinery Co., Ltd., Class A	55,900	152,372
Zhende Medical Co., Ltd., Class A	12,800	37,926
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	243,000	400,795
Zheshang Securities Co., Ltd., Class A	59,000	91,921
*Zhong An Group, Ltd.	1,718,000	24,602
#*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	458,800	777,846
*Zhongfu Straits Pingtan Development Co., Ltd., Class A	68,200	18,712
Zhongji Innolight Co., Ltd., Class A	12,800	328,800
Zhongjin Gold Corp., Ltd., Class A	122,175	221,005
Zhongshan Broad Ocean Motor Co., Ltd., Class A	93,400	69,023
Zhongshan Public Utilities Group Co., Ltd., Class A	34,900	37,195
Zhongsheng Group Holdings, Ltd.	595,500	1,094,882
Zhongtai Securities Co., Ltd., Class A	59,900	55,003
*»Zhongtian Financial Group Co., Ltd., Class A	226,243	—
*Zhongyu Energy Holdings, Ltd.	202,666	126,712
Zhongyuan Environment-Protection Co., Ltd., Class A	59,900	64,913
ΩZhou Hei Ya International Holdings Co., Ltd.	754,000	181,241
*Zhuhai Huafa Properties Co., Ltd., Class A	82,400	71,233
Zhuzhou CRRC Times Electric Co., Ltd.	158,900	572,927
Zhuzhou Hongda Electronics Corp., Ltd., Class A	23,600	73,342
Zhuzhou Kibing Group Co., Ltd., Class A	127,500	137,468
Zijin Mining Group Co., Ltd., Class H	1,923,000	4,253,554
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	539,000	411,424
*ZTE Corp., Class H	267,400	582,583

44

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
ZTO Express Cayman, Inc.	32,250	$687,784
ZTO Express Cayman, Inc., Sponsored ADR	21,228	445,576

TOTAL CHINA		477,655,766

COLOMBIA — (0.0%)
Almacenes Exito SA	102,778	234,781
BAC Holding International Corp.	134,910	8,666
Banco de Bogota SA	4,740	34,466
Bancolombia SA	6,915	60,054
Bancolombia SA, Sponsored ADR	3,204	104,835
Celsia SA ESP	103,896	110,117
Cementos Argos SA	157,520	328,641
*<»CEMEX Latam Holdings SA	37,434	40,377
Corp Financiera Colombiana SA	18,216	69,270
Ecopetrol SA	508,776	298,052
Grupo Argos SA	52,908	219,138
Grupo Energia Bogota SA ESP	171,584	107,351
Interconexion Electrica SA ESP	70,537	328,039

TOTAL COLOMBIA		1,943,787

CZECHIA — (0.0%)
CEZ AS	22,596	834,932
Komercni Banka AS	15,981	590,165
ΩMoneta Money Bank AS	89,123	359,974
Philip Morris CR AS	182	123,678

TOTAL CZECHIA		1,908,749

DENMARK — (2.1%)
*ALK-Abello A/S	84,416	1,579,317
Alm Brand A/S	532,133	926,895
*Ambu A/S, Class B	106,248	1,714,353
AP Moller - Maersk A/S, Class A	238	339,837
AP Moller - Maersk A/S, Class B	314	458,710
*Asetek A/S	63,526	39,206
*Bang & Olufsen A/S	42,342	57,910
BankNordik P/F	1,414	32,130
#*Bavarian Nordic A/S	39,760	874,961
Carlsberg AS, Class B	31,539	4,264,673
cBrain A/S	3,186	128,575
#Chemometec A/S	6,307	270,351
Coloplast A/S, Class B	21,544	2,614,183
Columbus A/S	35,018	49,098
D/S Norden A/S	15,154	641,759
Danske Bank A/S	123,468	3,575,525
*Demant A/S	60,926	2,938,276
DFDS A/S	19,005	583,608
DSV A/S	34,739	4,969,295
FLSmidth & Co. A/S	31,789	1,601,447
*Genmab A/S	10,440	2,928,292
#*Genmab A/S, Class S, ADR	1,020	28,244
*GN Store Nord AS	80,204	2,191,558
H Lundbeck A/S	162,191	791,499
H Lundbeck A/S, Class A	37,500	158,325
*H+H International A/S, Class B	17,426	182,371
*Harboes Bryggeri A/S, Class B	1,085	19,055
*Huscompagniet A/S	3,769	29,826
ISS A/S	96,689	1,818,632
Jeudan A/S	2,050	60,836
Jyske Bank A/S, Registered	29,442	2,399,561
Matas A/S	37,781	612,049

45

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
#*ΩNetcompany Group A/S	35,403	$1,297,284
*Nilfisk Holding A/S	5,321	112,136
*NKT A/S	41,183	3,447,981
*ΩNNIT A/S	5,934	91,026
Novo Nordisk A/S, Class B	366,493	47,423,654
Novo Nordisk A/S, Sponsored ADR	51,614	6,622,592
Novonesis (Novozymes) B, Class B	124,202	6,919,351
*ΩOrsted AS	4,396	243,076
Pandora A/S	79,936	12,256,238
Parken Sport & Entertainment A/S	2,697	45,431
Per Aarsleff Holding A/S	10,104	475,118
Ringkjoebing Landbobank A/S	22,493	3,798,627
ROCKWOOL A/S, Class A	1,979	648,285
ROCKWOOL A/S, Class B	4,998	1,645,137
*Royal Unibrew A/S	26,758	2,025,450
#*RTX A/S	2,195	30,587
ΩScandinavian Tobacco Group A/S	37,107	600,066
Schouw & Co. A/S	8,788	708,044
Solar A/S, Class B	3,720	174,924
SP Group A/S	2,590	80,574
Spar Nord Bank A/S	45,588	810,413
Sparekassen Sjaelland-Fyn A/S	2,685	83,337
*Svitzer A/S	1,104	37,170
Sydbank AS	51,257	2,620,405
Tivoli A/S	303	31,536
Topdanmark AS	24,347	1,017,810
TORM PLC, Class A	29,125	1,007,946
Tryg A/S	121,970	2,421,792
UIE PLC	1,532	48,758
*Vestas Wind Systems A/S	128,560	3,472,328
*Zealand Pharma A/S	24,692	2,240,753

TOTAL DENMARK		141,318,186

EGYPT — (0.0%)
Commercial International Bank - Egypt (CIB), Registered Shares, GDR	255,782	379,069

TOTAL EGYPT		379,069

FINLAND — (0.9%)
Aktia Bank OYJ	26,733	273,267
Alma Media OYJ	15,630	165,453
Anora Group OYJ	14,359	76,690
Aspo OYJ	10,321	64,890
Atria OYJ	7,160	71,965
*Cargotec OYJ, Class B	25,522	2,019,426
#Citycon OYJ	21,403	87,834
Digia OYJ	1,095	6,205
Elisa OYJ	47,754	2,160,912
ΩEnento Group OYJ	3,615	63,933
*Finnair OYJ	10,540	33,134
#Fiskars OYJ Abp	13,847	259,401
Fortum OYJ	176,764	2,339,893
F-Secure OYJ	24,164	53,484
#Gofore OYJ	3,040	78,338
Harvia OYJ	4,593	201,355
Huhtamaki OYJ	63,586	2,444,909
Kamux Corp.	5,076	28,929
Kemira OYJ	91,435	1,996,410
Kesko OYJ, Class A	33,686	592,151
Kesko OYJ, Class B	145,109	2,487,193

46

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
*Kojamo OYJ	26,575	$295,521
Kone OYJ, Class B	56,392	2,761,624
Konecranes OYJ	44,595	2,361,285
#Lassila & Tikanoja OYJ	4,319	40,178
*Lindex Group OYJ	24,751	76,352
*Mandatum OYJ	141,309	657,567
Marimekko OYJ	20,169	275,180
Metsa Board OYJ	4,065	34,251
Metsa Board OYJ	76,545	552,053
Metso OYJ	253,941	2,898,560
Neste OYJ	59,951	1,367,957
Nokia OYJ	657,249	2,397,490
#Nokian Renkaat OYJ	61,386	538,226
Nordea Bank Abp	492,945	5,800,562
Olvi OYJ, Class A	6,636	212,513
Oma Saastopankki OYJ	5,501	101,052
#*Optomed Oy	3,636	19,439
Oriola OYJ, Class B	49,537	47,406
Orion OYJ, Class A	14,086	543,722
Orion OYJ, Class B	67,329	2,576,591
#Outokumpu OYJ	200,420	815,412
Pihlajalinna OYJ	10,710	94,820
Ponsse OYJ	3,963	97,038
Puuilo OYJ	55,882	610,667
#*QT Group OYJ	17,156	1,332,703
Raisio OYJ, Class V	76,093	156,217
*Rapala VMC OYJ	2,901	9,275
Revenio Group OYJ	8,671	242,914
Sampo OYJ, Class A	101,798	4,127,520
Sanoma OYJ	71,394	520,628
Scanfil OYJ	5,253	41,227
Stora Enso OYJ, Class R	206,769	2,774,666
#Taaleri PLC	3,924	33,902
#Talenom OYJ	5,824	32,880
ΩTerveystalo OYJ	56,157	523,002
TietoEVRY OYJ	62,635	1,188,098
Tokmanni Group Corp.	31,116	473,778
UPM-Kymmene OYJ	76,629	2,697,333
Vaisala OYJ, Class A	12,207	456,834
#Valmet OYJ	98,279	2,465,303
Wartsila OYJ Abp	131,078	2,433,106
#*WithSecure OYJ	21,184	24,237
YIT OYJ	68,714	143,272

TOTAL FINLAND		60,358,133

FRANCE — (5.4%)
#ABC arbitrage	2,734	11,606
Accor SA	53,491	2,362,748
Aeroports de Paris SA	13,945	1,781,837
#*Air France-KLM	9,524	98,149
Air Liquide SA	33,817	6,648,921
Airbus SE	62,998	10,419,395
AKWEL SADIR	7,581	113,484
ΩALD SA	70,868	470,190
#*Alstom SA	29,771	473,513
Alten SA	22,307	2,640,404
ΩAmundi SA	19,421	1,365,366
*ΩAramis Group SAS	9,232	35,488
Arkema SA	47,293	4,907,654

47

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Assystem SA	2,834	$163,029
Aubay	3,005	131,738
#AXA SA	157,701	5,470,120
#Axway Software SA	5,142	137,453
#*Bastide le Confort Medical	1,973	37,974
*Believe SA	4,233	67,892
Beneteau SACA	23,118	302,067
BioMerieux	11,091	1,185,911
BNP Paribas SA	104,199	7,532,794
Boiron SA	3,504	128,511
Bollore SE	244,427	1,594,265
Bonduelle SCA	7,341	63,580
*<»Bourbon Corp. SA	12,106	—
#Bouygues SA	111,724	4,134,563
Bureau Veritas SA	125,909	3,691,525
Capgemini SE	27,375	5,792,706
Carrefour SA	279,506	4,719,053
Catana Group	9,755	50,797
CBo Territoria	13,570	53,686
*Cegedim SA	3,847	59,233
Cie de Saint-Gobain SA	65,264	5,210,066
Cie des Alpes	13,269	193,240
Cie Generale des Etablissements Michelin SCA	266,093	10,293,986
#Cie Plastic Omnium SE	24,578	301,696
Coface SA	91,142	1,408,212
Credit Agricole SA	169,184	2,632,109
Danone SA	56,008	3,512,964
Danone SA, Sponsored ADR	600	7,476
Dassault Aviation SA	2,491	535,899
Dassault Systemes SE	15,191	601,481
Dassault Systemes SE, ADR	4,290	168,082
Derichebourg SA	54,876	234,119
Edenred SE	49,450	2,350,809
Eiffage SA	77,634	8,325,963
#*ΩElior Group SA	66,021	182,413
*Elis SA	155,550	3,512,736
#Engie SA	385,495	6,706,376
Equasens	2,011	126,651
#Eramet SA	5,164	504,402
#*EssilorLuxottica SA	13,790	2,960,803
Esso SA Francaise	1,106	211,448
Etablissements Maurel et Prom SA	71,469	456,984
*Eurazeo SE	27,011	2,449,165
#*Euroapi SA	24,060	75,944
Eurofins Scientific SE	47,979	2,954,985
ΩEuronext NV	28,758	2,602,958
*Exclusive Networks SA	15,829	338,505
Exel Industries SA, Class A	538	31,524
*Fnac Darty SA	3,472	122,697
*Forvia SE	118,594	1,902,110
Gaztransport Et Technigaz SA	25,838	3,619,193
Getlink SE	122,809	2,101,028
GL Events SACA	6,535	131,367
Groupe Crit SA	2,025	162,826
Groupe SFPI	7,866	16,064
Guerbet	2,042	81,987
*Haulotte Group SA	3,630	8,229
Hermes International SCA	2,866	6,898,160

48

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
*ID Logistics Group SACA	1,551	$573,812
Imerys SA	18,650	603,832
Infotel SA	1,806	94,623
Interparfums SA	2,846	144,699
Ipsen SA	19,776	2,412,713
IPSOS SA	25,839	1,737,833
Jacquet Metals SACA	7,139	138,470
*JCDecaux SE	35,824	751,544
Kaufman & Broad SA	10,010	323,773
Kering SA	8,590	3,031,019
#ΩLa Francaise des Jeux SAEM	65,983	2,501,799
Laurent-Perrier	1,114	145,320
Lectra	9,871	337,748
Legrand SA	42,295	4,380,413
Linedata Services	469	37,210
LISI SA	11,105	292,102
LNA Sante SA	1,983	43,043
L’Oreal SA	17,137	8,056,074
*Lumibird	1,673	22,271
LVMH Moet Hennessy Louis Vuitton SE	34,071	28,211,865
#ΩMaisons du Monde SA	1,045	5,028
Manitou BF SA	5,978	147,336
Mersen SA	11,908	443,098
#Metropole Television SA	17,139	243,002
*Nacon SA	5,268	6,467
*ΩNeoen SA	16,977	522,073
Nexans SA	16,434	1,764,244
Nexity SA	5,290	59,618
NRJ Group	11,750	97,997
Oeneo SA	10,234	112,163
Orange SA	982,399	10,950,792
Pernod Ricard SA	9,169	1,392,169
#*Pierre Et Vacances SA	38,682	59,560
*Plastiques Du Val De Loire	774	2,359
*Pluxee NV	25,715	794,357
*Prodways Group SA	1,634	1,205
Publicis Groupe SA	68,991	7,660,913
Publicis Groupe SA, ADR	1,600	44,240
Quadient SA	24,999	480,611
*<»Recylex SA	4,505	—
Renault SA	78,020	3,899,206
Rexel SA	228,075	5,957,756
Robertet SA	125	117,885
Rubis SCA	37,370	1,298,638
Safran SA	31,252	6,823,625
Sanofi SA	81,955	8,156,680
Sanofi SA, Sponsored ADR	9,884	486,589
Sartorius Stedim Biotech	3,526	765,350
Savencia SA	2,527	142,666
Schneider Electric SE	30,718	7,065,045
SCOR SE	136,433	4,469,817
SEB SA	13,807	1,641,669
Seche Environnement SACA	2,230	250,366
SES SA	218,260	1,064,660
Societe BIC SA	14,997	1,058,351
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	126	14,820
Societe Generale SA	105,082	2,852,808
Societe LDC SADIR	1,114	178,673

49

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Sodexo SA	26,996	$2,359,765
*SOITEC	6,462	639,822
Sopra Steria Group	10,796	2,377,999
SPIE SA	108,059	3,949,249
Stef SA	2,637	358,657
STMicroelectronics NV	45,324	1,824,388
#STMicroelectronics NV, Sponsored NVDR	86,001	3,402,200
Sword Group	4,117	157,816
Synergie SE	6,848	262,869
Technip Energies NV	99,617	2,368,917
*Teleperformance SE	10,191	931,457
Television Francaise 1 SA	28,181	258,539
TFF Group	1,668	76,156
Thales SA	18,259	3,083,743
Thermador Groupe	2,409	206,067
TotalEnergies SE	728,000	53,391,701
#TotalEnergies SE, Sponsored ADR	9,460	685,566
Trigano SA	5,252	805,857
*Ubisoft Entertainment SA	63,042	1,494,436
Valeo SE	107,183	1,368,396
*Vallourec SACA	157,027	2,730,926
Veolia Environnement SA	62,935	1,964,300
Veolia Environnement SA, ADR	26,622	412,641
ΩVerallia SA	45,793	1,772,512
Vetoquinol SA	1,451	146,306
Vicat SACA	12,989	481,239
VIEL & Cie SA	14,478	156,355
Vinci SA	99,899	11,776,638
Virbac SACA	1,643	609,605
Vivendi SE	235,644	2,410,285
#*Voltalia SA, Registered	2,264	18,931
Vranken-Pommery Monopole SA	954	15,760
*Wavestone	3,361	192,267
*ΩWorldline SA	8,206	86,023
*ΩX-Fab Silicon Foundries SE	48,134	336,083

TOTAL FRANCE		368,565,779

GABON — (0.0%)
Totalenergies EP Gabon	361	65,234

TOTAL GABON		65,234

GERMANY — (4.7%)
1&1 AG	32,942	581,186
7C Solarparken AG	54,747	185,567
Adesso SE	405	47,375
adidas AG	22,597	5,470,270
*Adtran Networks SE	770	16,401
AIXTRON SE	10,266	239,957
All for One Group SE	815	50,892
Allgeier SE	2,678	56,267
Allianz SE, ADR	29,967	849,564
Allianz SE, Registered	39,517	11,264,857
AlzChem Group AG	4,537	221,215
Amadeus Fire AG	3,666	442,164
Atoss Software AG	2,678	721,594
ΩAumann AG	2,443	46,236
Aurubis AG	23,760	1,910,495
#*ΩAuto1 Group SE	9,584	48,984
BASF SE	198,270	10,420,925

50

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Bayer AG, Registered	549,797	$16,078,342
Bayerische Motoren Werke AG	97,006	10,626,546
BayWa AG	10,175	244,793
Bechtle AG	52,501	2,543,006
ΩBefesa SA	7,956	229,689
Beiersdorf AG	3,966	596,026
Bertrandt AG	3,738	161,074
Bijou Brigitte AG	2,939	120,359
*Bilfinger SE	17,169	802,247
#*Borussia Dortmund GmbH & Co. KGaA	48,408	191,514
Brenntag SE	84,261	6,744,628
*ΩBrockhaus Technologies AG	446	10,444
CANCOM SE	18,042	565,241
Carl Zeiss Meditec AG, Class BR	6,318	669,476
*CECONOMY AG	154,197	356,462
CENIT AG	4,236	56,617
Cewe Stiftung & Co KGaA	4,125	440,186
*Cherry SE	7,018	17,184
Commerzbank AG	491,624	7,338,378
CompuGroup Medical SE & Co. KgaA	19,198	577,235
Continental AG	48,322	3,143,516
*ΩCovestro AG	117,072	5,880,952
CTS Eventim AG & Co. KGaA	40,001	3,558,572
Daimler Truck Holding AG	193,826	8,768,729
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	7,784
*ΩDelivery Hero SE	13,950	393,786
Dermapharm Holding SE	6,831	229,348
Deutsche Bank AG, Registered	31,153	499,991
Deutsche Bank AG, Registered Sponsored	481,336	7,725,443
Deutsche Boerse AG	18,786	3,638,767
*Deutsche Lufthansa AG, Registered	211,299	1,516,912
Deutsche Post AG	231,992	9,738,787
Deutsche Telekom AG	864,982	19,875,820
Deutsche Wohnen SE	7,381	140,007
*Deutz AG	19,172	111,826
DMG Mori AG	1,488	70,324
*Dr. Hoenle AG	1,093	23,199
Draegerwerk AG & Co. KGaA	1,544	71,980
Duerr AG	24,457	630,234
ΩDWS Group GmbH & Co. KGaA	25,841	1,095,278
E.ON SE	547,460	7,258,646
Eckert & Ziegler SE	4,688	186,572
EDAG Engineering Group AG	9,082	110,705
Elmos Semiconductor SE	6,451	538,026
*Encavis AG	61,143	1,104,880
Energiekontor AG	4,516	311,455
Evonik Industries AG	78,378	1,637,991
*Evotec SE	39,698	413,437
Fabasoft AG	1,578	34,252
Fielmann Group AG	15,885	744,798
*flatexDEGIRO AG	60,209	790,894
#*Fraport AG Frankfurt Airport Services Worldwide	24,779	1,247,389
Freenet AG	101,433	2,824,241
Fresenius Medical Care AG	83,871	3,551,310
Fresenius SE & Co. KGaA	56,028	1,675,634
Friedrich Vorwerk Group SE	4,557	76,500
*FUCHS SE	14,519	533,267
GEA Group AG	87,757	3,556,334

51

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Gerresheimer AG	41,621	$4,494,853
Gesco SE	3,081	62,593
GFT Technologies SE	11,684	344,812
*Grand City Properties SA	1,837	20,526
H&R GmbH & Co. KGaA	7,950	41,993
*Hamburger Hafen und Logistik AG	16,763	299,330
*Hannover Rueck SE	7,755	1,927,079
#ΩHapag-Lloyd AG	7,908	1,458,604
Hawesko Holding SE	668	21,499
Heidelberg Materials AG	63,772	6,453,367
#*Heidelberger Druckmaschinen AG	180,750	182,638
Hella GmbH & Co. KGaA	3,923	344,804
Henkel AG & Co. KGaA	12,026	863,473
Hensoldt AG	34,716	1,368,253
*Highlight Communications AG	2,399	6,156
HOCHTIEF AG	12,867	1,357,926
Hornbach Holding AG & Co. KGaA	5,203	409,462
HUGO BOSS AG	33,301	1,799,592
Indus Holding AG	5,156	140,584
Infineon Technologies AG	141,345	4,945,103
Infineon Technologies AG, Sponsored ADR	32,157	1,116,812
Init Innovation in Traffic Systems SE	1,480	62,509
ΩInstone Real Estate Group SE	21,315	197,600
IVU Traffic Technologies AG	5,129	79,521
Jenoptik AG	18,767	506,484
ΩJOST Werke SE	9,228	446,979
K+S AG, Registered	43,368	650,360
*Katek SE	1,367	21,998
KION Group AG	52,285	2,425,204
Kloeckner & Co. SE	15,668	111,408
Knaus Tabbert AG	606	27,539
Knorr-Bremse AG	23,673	1,760,484
*Koenig & Bauer AG	1,473	20,916
Kontron AG	15,661	316,157
Krones AG	11,410	1,507,946
KSB SE & Co. KGaA	38	27,223
KWS Saat SE & Co. KGaA	3,713	204,462
LANXESS AG	39,361	1,116,567
*LEG Immobilien SE	23,929	2,044,851
Leifheit AG	2,484	41,965
*Medios AG	12,904	195,375
*Mercedes-Benz Group AG	245,838	18,647,550
Merck KGaA	7,332	1,167,736
METRO AG	89,034	477,905
MLP SE	49,801	300,862
MTU Aero Engines AG	11,250	2,725,800
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	24,396	10,752,469
Mutares SE & Co. KGaA	18,555	836,258
*Nagarro SE	1,842	140,726
Nemetschek SE	28,358	2,533,399
New Work SE	516	32,884
Nexus AG	4,050	223,886
#*Nordex SE	30,026	425,718
Norma Group SE	5,926	118,491
OHB SE	3,082	143,022
*Pfeiffer Vacuum Technology AG	1,907	315,240
PNE AG	35,221	505,401
*ProCredit Holding AG	8,839	90,353

52

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
#ProSiebenSat.1 Media SE	37,475	$292,514
PSI Software SE	3,005	72,295
Puma SE	44,323	2,063,475
*PVA TePla AG	9,497	189,589
PWO AG	1,010	33,046
*q.beyond AG	60,973	41,986
*QIAGEN NV	23,946	1,013,634
*QIAGEN NV	18,379	767,994
*R Stahl AG	845	18,793
Rational AG	2,943	2,530,043
Rheinmetall AG	21,079	11,657,088
RTL Group SA	14,388	445,380
RWE AG	138,646	4,837,333
SAF-Holland SE	2,392	46,242
Salzgitter AG	18,822	487,038
SAP SE	30,299	5,497,835
Schloss Wachenheim AG	321	5,251
Secunet Security Networks AG	684	110,291
#*SGL Carbon SE	29,824	214,616
Siemens AG, Registered	56,704	10,665,006
*Siemens Energy AG	117,745	2,429,860
ΩSiemens Healthineers AG	25,592	1,425,685
Siltronic AG	15,899	1,242,707
Sixt SE	10,464	1,006,982
*SMA Solar Technology AG	6,807	359,700
Stabilus SE	19,822	1,233,536
STRATEC SE	2,396	110,932
Stroeer SE & Co. KGaA	21,186	1,362,593
Suedzucker AG	61,616	882,836
SUESS MicroTec SE	10,572	527,339
Surteco Group SE	3,313	58,450
Symrise AG	12,847	1,383,288
Synlab AG	7,914	88,852
*TAG Immobilien AG	94,413	1,351,742
Takkt AG	16,965	236,545
Talanx AG	26,383	1,994,459
*ΩTeamViewer SE	89,801	1,191,611
Technotrans SE	1,979	44,649
thyssenkrupp AG	220,019	1,107,588
United Internet AG	56,507	1,367,919
USU Software AG	1,060	20,628
#Verbio SE	11,970	251,116
Volkswagen AG	7,283	1,034,165
*Vonovia SE	58,565	1,702,038
Vossloh AG	7,114	346,104
Wacker Chemie AG	12,321	1,325,335
Wacker Neuson SE	18,348	329,202
Washtec AG	4,262	182,287
*Westwing Group SE	1,315	12,205
Wuestenrot & Wuerttembergische AG	9,133	128,905
*ΩZalando SE	9,030	238,102
Zeal Network SE	2,295	85,397

TOTAL GERMANY		319,575,895

GREECE — (0.2%)
*Aegean Airlines SA	22,986	309,682
*Alpha Services and Holdings SA	450,506	767,117
Athens Water Supply & Sewage Co. SA	9,863	60,324
Autohellas Tourist and Trading SA	13,258	182,589

53

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GREECE — (Continued)
Avax SA	23,283	$36,945
Bank of Greece	5,894	88,546
*Ellaktor SA	42,711	119,653
ElvalHalcor SA	34,777	71,842
Entersoft SA Software Development & Related Services Co.	5,744	48,213
Epsilon Net SA	10,276	131,852
*Eurobank Ergasias Services and Holdings SA	328,372	705,738
*<»FF Group	3,954	—
Fourlis Holdings SA	19,598	86,755
GEK TERNA SA	22,240	399,032
Hellenic Exchanges - Athens Stock Exchange SA	14,293	78,860
Hellenic Telecommunications Organization SA	35,717	545,362
HELLENiQ ENERGY Holdings S.A.	54,287	489,333
Holding Co. ADMIE IPTO SA	46,081	110,124
Ideal Holdings SA	8,412	56,306
*Intrakat Technical And Energy Projects SA	8,708	50,280
JUMBO SA	25,487	795,217
Kri-Kri Milk Industry SA	4,128	47,228
*LAMDA Development SA	25,966	191,296
Motor Oil Hellas Corinth Refineries SA	45,107	1,309,952
Mytilineos SA	10,675	436,026
*National Bank of Greece SA	58,205	470,504
OPAP SA	23,325	389,320
*Piraeus Financial Holdings SA	171,397	691,834
Piraeus Port Authority SA	3,714	98,486
*Public Power Corp. SA	13,423	161,323
Quest Holdings SA	8,682	53,843
Sarantis SA	10,648	135,487
Terna Energy SA	16,421	320,262
Thrace Plastics Holding and Co.	12,376	52,933
Titan Cement International SA	26,373	838,935

TOTAL GREECE		10,331,199

HONG KONG — (1.2%)
AIA Group, Ltd.	1,579,200	11,670,557
Analogue Holdings, Ltd.	102,000	14,085
ASMPT, Ltd.	197,900	2,489,818
Associated International Hotels, Ltd.	38,000	25,750
*Bank of East Asia, Ltd. (The)	492,248	623,083
BOC Hong Kong Holdings, Ltd.	522,000	1,611,811
Bright Smart Securities & Commodities Group, Ltd.	576,000	121,516
ΩBudweiser Brewing Co. APAC, Ltd.	97,100	136,565
Build King Holdings, Ltd.	460,000	63,520
Cafe de Coral Holdings, Ltd.	286,000	297,292
#Cathay Pacific Airways, Ltd.	914,271	987,776
*Century City International Holdings, Ltd.	196,000	4,912
Cheuk Nang Holdings, Ltd.	24,781	5,260
Chevalier International Holdings, Ltd.	34,349	18,621
<»China Com Rich Rene Ene Invest	710,000	—
*China Cultural Tourism and Agriculture Group, Ltd.	400,000	6,188
*China Energy Development Holdings, Ltd.	3,368,000	34,019
*Chinese Estates Holdings, Ltd.	256,000	34,695
Chow Sang Sang Holdings International, Ltd.	253,000	273,017
Chow Tai Fook Jewellery Group, Ltd.	523,000	719,516
CITIC Telecom International Holdings, Ltd.	1,264,000	429,888
CK Asset Holdings, Ltd.	290,843	1,251,325
CK Hutchison Holdings, Ltd.	402,260	1,967,274
CK Infrastructure Holdings, Ltd.	88,000	498,440
#CK Life Sciences Int’l Holdings, Inc.	906,000	43,440

54

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
CLP Holdings, Ltd.	142,500	$1,124,156
*C-Mer Eye Care Holdings, Ltd.	250,000	94,934
CN Logistics International Holdings, Ltd.	51,000	21,453
*CNQC International Holdings, Ltd.	115,000	2,205
#*Cowell e Holdings, Inc.	157,000	358,917
ΩCrystal International Group, Ltd.	386,000	199,386
CSI Properties, Ltd.	2,240,000	25,776
Dah Sing Banking Group, Ltd.	209,596	172,046
Dah Sing Financial Holdings, Ltd.	141,500	398,021
Eagle Nice International Holdings, Ltd.	118,000	72,871
#EC Healthcare	246,000	41,203
Emperor International Holdings, Ltd.	603,333	26,614
*Energy International Investments Holdings, Ltd.	540,000	66,282
*Esprit Holdings, Ltd.	1,805,000	52,849
#ΩESR Group, Ltd.	702,400	775,934
Fairwood Holdings, Ltd.	72,000	73,462
*Far East Consortium International, Ltd.	685,927	92,963
First Pacific Co., Ltd.	1,444,400	677,767
*ΩFIT Hon Teng, Ltd.	1,045,000	301,961
#*ΩFosun Tourism Group	175,200	83,555
#*ΩFrontage Holdings Corp.	334,000	52,526
FSE Lifestyle Services, Ltd.	65,000	45,127
Galaxy Entertainment Group, Ltd.	69,000	312,746
Giordano International, Ltd.	698,000	178,489
*Gold Peak Technology Group, Ltd.	262,000	18,089
Golden Resources Development International, Ltd.	316,000	16,969
Great Eagle Holdings, Ltd.	128,611	196,998
*Greentech Technology International, Ltd.	158,000	8,788
Guoco Group, Ltd.	1,000	9,525
Guotai Junan International Holdings, Ltd.	1,363,000	99,334
Hang Lung Group, Ltd.	388,000	462,354
Hang Lung Properties, Ltd.	898,000	1,000,049
Hang Seng Bank, Ltd.	77,400	1,028,213
Hanison Construction Holdings, Ltd.	215,208	16,510
*Harbour Centre Development, Ltd.	21,000	16,003
Henderson Land Development Co., Ltd.	150,486	457,931
HK Electric Investments & HK Electric Investments, Ltd.	454,000	272,242
HKBN, Ltd.	795,500	240,037
HKR International, Ltd.	378,960	62,020
HKT Trust & HKT, Ltd.	2,668,000	2,954,135
Hon Kwok Land Investment Co., Ltd.	20,000	3,810
Hong Kong & China Gas Co., Ltd.	1,733,765	1,323,400
Hong Kong Exchanges & Clearing, Ltd.	116,890	3,760,232
*Hong Kong Technology Venture Co., Ltd.	339,000	65,882
*Hongkong & Shanghai Hotels, Ltd. (The)	322,962	251,888
Hutchison Telecommunications Hong Kong Holdings, Ltd.	372,000	48,990
Hysan Development Co., Ltd.	152,000	237,877
*IGG, Inc.	107,000	44,873
ΩImpro Precision Industries, Ltd.	47,000	12,499
International Housewares Retail Co., Ltd.	207,000	33,877
*ITC Properties Group, Ltd.	197,218	14,121
Jacobson Pharma Corp., Ltd.	30,000	2,186
*Johnson Electric Holdings, Ltd.	395,181	541,648
K Wah International Holdings, Ltd.	552,000	129,157
Karrie International Holdings, Ltd.	232,000	15,721
Kerry Logistics Network, Ltd.	337,750	317,402
Kerry Properties, Ltd.	336,000	655,572
Kowloon Development Co., Ltd.	172,000	119,414

55

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
KRP Development Holdings, Ltd.	58,000	$5,636
*Lai Sun Development Co., Ltd.	139,920	10,197
Liu Chong Hing Investment, Ltd.	88,000	52,094
L’Occitane International SA	269,750	1,114,014
Luk Fook Holdings International, Ltd.	194,000	466,322
*Magnificent Hotel Investment, Ltd.	500,000	4,987
Man Wah Holdings, Ltd.	1,196,000	876,219
#*MECOM Power and Construction, Ltd.	769,500	16,135
#*Melco International Development, Ltd.	122,000	92,500
*Melco Resorts & Entertainment, Ltd., Sponsored ADR	11,953	78,173
MGM China Holdings, Ltd.	187,600	318,535
*<»MH Development, Ltd.	34,000	—
*Midland Holdings, Ltd.	218,100	24,818
Modern Dental Group, Ltd.	152,000	93,674
#*Mongolian Mining Corp.	612,000	785,618
*MTR Corp., Ltd.	64,085	211,809
*NagaCorp., Ltd.	754,423	397,410
Nameson Holdings, Ltd.	746,000	61,044
National Electronics Holdings	30,800	2,442
*New Focus Auto Tech Holdings, Ltd.	6,096,000	129,384
#New World Development Co., Ltd.	832,602	892,089
*»NewOcean Energy Holdings, Ltd.	346,000	—
Nissin Foods Co., Ltd.	110,000	72,291
Oriental Watch Holdings	330,000	148,941
Pacific Basin Shipping, Ltd.	3,345,000	1,163,300
Pacific Textiles Holdings, Ltd.	531,000	101,839
*Paliburg Holdings, Ltd.	156,000	16,156
*Paradise Entertainment, Ltd.	132,000	15,021
PAX Global Technology, Ltd.	371,000	311,175
PC Partner Group, Ltd.	610,000	223,840
PCCW, Ltd.	2,927,954	1,467,496
Pentamaster International, Ltd.	156,000	14,959
Perfect Medical Health Management, Ltd.	245,000	76,433
Pico Far East Holdings, Ltd.	534,000	111,290
Plover Bay Technologies, Ltd.	112,000	40,096
Power Assets Holdings, Ltd.	217,500	1,252,797
PRADA SpA	137,500	1,130,421
Public Financial Holdings, Ltd.	174,000	26,919
*Regal Hotels International Holdings, Ltd.	188,000	59,612
ΩRegina Miracle International Holdings, Ltd.	170,000	48,471
*Sa Sa International Holdings, Ltd.	700,000	69,810
*ΩSamsonite International SA	851,100	3,025,185
*Sands China, Ltd.	131,600	314,311
SAS Dragon Holdings, Ltd.	216,000	107,155
#*Shandong Hi-Speed Holdings Group, Ltd.	60,000	54,621
*Shangri-La Asia, Ltd.	665,166	466,055
*Shun Tak Holdings, Ltd.	778,000	77,589
SITC International Holdings Co., Ltd.	1,139,000	2,481,532
#*SJM Holdings, Ltd.	918,376	339,348
SmarTone Telecommunications Holdings, Ltd.	319,586	149,145
#*Solomon Systech International, Ltd.	646,000	23,127
Soundwill Holdings, Ltd.	40,500	36,662
*South China Holdings Co., Ltd.	1,160,000	6,526
Stella International Holdings, Ltd.	248,500	454,349
Sun Hung Kai Properties, Ltd.	116,088	1,079,809
SUNeVision Holdings, Ltd.	476,000	151,542
Swire Pacific, Ltd., Class A	161,500	1,373,159
Swire Pacific, Ltd., Class B	202,500	276,000

56

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
Swire Properties, Ltd.	66,200	$137,966
Tai Hing Group Holdings, Ltd.	148,000	16,842
Tai Sang Land Development, Ltd.	20,710	5,349
Tao Heung Holdings, Ltd.	144,000	13,440
Techtronic Industries Co., Ltd.	231,500	3,238,135
*Television Broadcasts, Ltd.	85,600	37,102
#*Texhong International Group, Ltd.	239,500	130,143
Theme International Holdings, Ltd.	1,790,000	137,319
*Tongda Group Holdings, Ltd.	3,960,000	39,999
Town Health International Medical Group, Ltd.	1,368,000	48,974
Tradelink Electronic Commerce, Ltd.	268,000	31,525
*Transport International Holdings, Ltd.	136,696	157,124
Tycoon Group Holdings, Ltd.	40,000	20,662
United Laboratories International Holdings, Ltd. (The)	966,500	1,140,592
<»Untrade CW Group Hold	210,000	—
<»Untrade Huiyuan Juice	306,500	13,739
<»Untrade.Anxin China	816,000	—
<»Untrade.DBA Telecom	72,000	—
<»Untrade.Fuguiniao, Class H	53,000	—
<»Untrade.Gold Finance Holding	62,000	—
<»Untrade.Hsin Chong GP	876,000	7,347
<»Untrade.Pac Andes International Holdings	1,128,607	3,954
<»Untrade.Tech Pro	2,780,000	—
<»Untrade.Tenwow International Holdings	286,000	—
Value Partners Group, Ltd.	892,000	205,288
Vedan International Holdings, Ltd.	152,000	10,300
Vesync Co., Ltd.	211,000	120,052
Vitasoy International Holdings, Ltd.	196,000	147,103
#*Vobile Group, Ltd.	484,000	85,399
VSTECS Holdings, Ltd.	423,600	270,803
VTech Holdings, Ltd.	92,300	535,187
ΩWH Group, Ltd.	7,076,208	5,175,153
Wharf Real Estate Investment Co., Ltd.	120,000	375,134
Wing Tai Properties, Ltd.	102,000	28,430
*Wynn Macau, Ltd.	44,800	41,872
*Xingye Alloy Materials Group, Ltd.	89,000	11,379
*Xinyi Glass Holdings, Ltd.	1,014,860	1,092,559
Yue Yuen Industrial Holdings, Ltd.	334,000	595,300
*»Zensun Enterprises, Ltd.	105,000	4,430
*Zhaobangji Lifestyle Holdings, Ltd.	440,000	12,320

TOTAL HONG KONG		79,308,360

HUNGARY — (0.1%)
#*4iG Nyrt	20,975	46,476
Magyar Telekom Telecommunications PLC	182,914	463,339
*MASTERPLAST Nyrt	1,030	8,256
MOL Hungarian Oil & Gas PLC	186,665	1,536,989
*Opus Global Nyrt	106,523	110,148
OTP Bank Nyrt	34,684	1,726,799
Richter Gedeon Nyrt	27,708	707,935

TOTAL HUNGARY		4,599,942

INDIA — (6.4%)
360 ONE WAM, Ltd.	26,152	245,750
*3i Infotech, Ltd.	28,050	13,094
*Aarti Drugs, Ltd.	20,096	121,523
Aarti Industries, Ltd.	34,376	305,603
*Aarti Pharmalabs, Ltd.	9,361	57,566
ABB India, Ltd.	6,072	475,997

57

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
ACC, Ltd.	28,047	$851,062
*Action Construction Equipment, Ltd.	13,202	240,318
Adani Enterprises, Ltd.	2,683	98,228
*Adani Green Energy, Ltd.	25,696	553,625
*Adani Ports & Special Economic Zone, Ltd.	93,434	1,483,656
*Adani Power, Ltd.	129,901	953,517
Adani Total Gas, Ltd.	12,127	135,040
ADF Foods, Ltd.	21,335	58,122
*Aditya Birla Capital, Ltd.	43,867	121,660
Advanced Enzyme Technologies, Ltd.	15,554	73,654
Aegis Logistics, Ltd.	52,152	429,536
*AGI Greenpac, Ltd.	15,211	151,971
Agro Tech Foods, Ltd.	2,658	24,076
Ahluwalia Contracts India, Ltd.	14,045	188,153
*AIA Engineering, Ltd.	11,963	544,438
*Ajanta Pharma, Ltd.	18,828	499,932
*Ajmera Realty & Infra India, Ltd.	2,272	22,624
*Akzo Nobel India, Ltd.	3,717	109,138
Alembic Pharmaceuticals, Ltd.	22,017	263,773
Alkem Laboratories, Ltd.	10,720	620,957
*Allcargo Gati, Ltd.	23,499	30,121
*Allcargo Logistics, Ltd.	153,492	134,845
Allcargo Terminals, Ltd.	38,373	27,365
Amara Raja Energy & Mobility, Ltd.	77,526	1,021,802
*Amber Enterprises India, Ltd.	6,347	292,615
*Ambuja Cements, Ltd.	98,466	731,565
Amrutanjan Health Care, Ltd.	4,615	38,644
Anant Raj, Ltd.	58,508	254,476
Andhra Sugars, Ltd. (The)	42,805	54,996
Angel One, Ltd.	27,106	905,285
Anup Engineering, Ltd.	4,014	85,737
Apar Industries, Ltd.	10,475	989,307
Apcotex Industries, Ltd.	13,262	71,836
*APL Apollo Tubes, Ltd.	96,528	1,801,594
*Apollo Hospitals Enterprise, Ltd.	25,855	1,842,871
Apollo Tyres, Ltd.	192,880	1,179,201
Arvind Fashions, Ltd.	16,332	93,956
Arvind, Ltd.	146,737	554,070
*Asahi India Glass, Ltd.	31,183	224,857
*Ashapura Minechem, Ltd.	2,724	10,864
*Ashiana Housing, Ltd.	23,482	104,737
Ashok Leyland, Ltd.	718,344	1,658,619
*Ashoka Buildcon, Ltd.	83,179	174,261
*Asian Granito India, Ltd.	17,983	13,578
Asian Paints, Ltd.	54,086	1,864,249
Astec Lifesciences, Ltd.	3,485	53,647
ΩAster DM Healthcare, Ltd.	73,445	306,460
*Astra Microwave Products, Ltd.	23,981	200,358
*Astral, Ltd.	25,616	650,284
*AstraZeneca Pharma India, Ltd.	851	54,417
*Atul, Ltd.	6,558	470,474
ΩAU Small Finance Bank, Ltd.	49,675	377,223
*AurionPro Solutions, Ltd.	866	25,973
Aurobindo Pharma, Ltd.	140,339	1,940,176
*Automotive Axles, Ltd.	1,863	42,272
Avanti Feeds, Ltd.	17,467	111,476
*ΩAvenue Supermarts, Ltd.	5,836	322,016
Axis Bank, Ltd.	652,314	9,115,138

58

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Axis Bank, Ltd., GDR	809	$56,630
*AXISCADES Technologies, Ltd.	2,136	16,255
Bajaj Auto, Ltd.	19,463	2,076,936
Bajaj Consumer Care, Ltd.	35,277	102,043
*Bajaj Finserv, Ltd.	90,785	1,757,243
*Bajaj Hindusthan Sugar, Ltd.	728,185	313,315
Bajaj Holdings & Investment, Ltd.	687	66,827
Balaji Amines, Ltd.	3,172	83,347
Balkrishna Industries, Ltd.	30,170	878,636
Balmer Lawrie & Co., Ltd.	62,040	203,624
Balrampur Chini Mills, Ltd.	307,057	1,455,679
Banco Products India, Ltd.	24,295	181,653
ΩBandhan Bank, Ltd.	298,080	672,711
Bank of Baroda	319,673	1,078,523
*Bank of India	245,131	455,675
Bank of Maharashtra	484,468	407,032
*Bannari Amman Sugars, Ltd.	1,452	46,123
BASF India, Ltd.	5,965	267,139
Bata India, Ltd.	36,615	600,835
Bayer CropScience, Ltd.	3,536	233,370
BEML, Ltd.	9,982	419,618
Berger Paints India, Ltd.	64,375	392,370
*BF Utilities, Ltd.	9,426	97,411
Bhansali Engineering Polymers, Ltd.	56,632	68,689
Bharat Dynamics, Ltd.	21,479	509,081
Bharat Electronics, Ltd.	2,731,078	7,651,225
Bharat Forge, Ltd.	79,381	1,209,416
*Bharat Heavy Electricals, Ltd.	459,445	1,551,192
Bharat Petroleum Corp., Ltd.	71,170	518,061
Bharat Rasayan, Ltd.	333	38,480
*Bharat Wire Ropes, Ltd.	6,857	24,757
Bharti Airtel, Ltd.	323,160	5,121,449
Birla Corp., Ltd.	14,070	243,192
Birlasoft, Ltd.	316,202	2,463,712
*BL Kashyap & Sons, Ltd.	28,630	22,853
*Black Box, Ltd.	7,238	20,807
Bliss Gvs Pharma, Ltd.	27,113	40,164
*BLS International Services, Ltd.	29,986	125,966
Blue Dart Express, Ltd.	2,623	198,409
Blue Star, Ltd.	25,470	456,719
Bombay Burmah Trading Co.	10,842	202,575
*Bombay Dyeing & Manufacturing Co., Ltd.	14,358	29,779
*Borosil Renewables, Ltd.	5,499	34,588
*<»Borosil Scientific, Ltd.	1,802	2,348
*Borosil, Ltd.	2,403	10,198
Bosch, Ltd.	700	246,287
Brigade Enterprises, Ltd.	42,939	531,564
*Brightcom Group, Ltd.	675,704	112,973
*Britannia Industries, Ltd.	19,035	1,089,577
BSE, Ltd.	28,448	951,315
*Camlin Fine Sciences, Ltd.	18,059	22,986
Canara Bank	114,585	854,139
*Capacit’e Infraprojects, Ltd.	42,713	158,671
*Caplin Point Laboratories, Ltd.	11,270	183,220
Carborundum Universal, Ltd.	43,530	742,036
Care Ratings, Ltd.	11,698	167,606
Castrol India, Ltd.	208,015	525,795
CCL Products India, Ltd.	44,521	315,647

59

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Ceat, Ltd.	14,313	$440,697
Central Depository Services India, Ltd.	31,580	798,127
*Century Enka, Ltd.	5,642	31,968
Century Plyboards India, Ltd.	22,626	172,835
Century Textiles & Industries, Ltd.	33,780	808,566
Cera Sanitaryware, Ltd.	2,222	191,502
CESC, Ltd.	160,688	283,778
CG Power & Industrial Solutions, Ltd.	201,078	1,334,997
Chambal Fertilisers and Chemicals, Ltd.	112,471	572,086
Chennai Petroleum Corp., Ltd.	29,802	365,345
*<»Chennai Super Kings Cricket, Ltd.	65,357	—
CIE Automotive India, Ltd.	58,234	342,587
Cigniti Technologies, Ltd.	12,873	206,534
Cipla, Ltd.	195,602	3,282,060
City Union Bank, Ltd.	279,450	538,227
CMS Info Systems, Ltd.	44,936	223,936
Coal India, Ltd.	180,335	981,902
ΩCochin Shipyard, Ltd.	56,427	881,813
*ΩCoffee Day Enterprises, Ltd.	75,982	56,871
Coforge, Ltd.	37,699	2,305,801
Colgate-Palmolive India, Ltd.	43,540	1,474,107
Computer Age Management Services, Ltd.	28,118	1,079,309
*Confidence Petroleum India, Ltd.	110,796	119,247
*Container Corp. Of India, Ltd.	82,663	1,018,473
*Control Print, Ltd.	1,314	14,558
*Coromandel International, Ltd.	72,888	1,055,150
CRISIL, Ltd.	7,224	377,177
Crompton Greaves Consumer Electricals, Ltd.	274,293	1,046,726
*CSB Bank, Ltd.	20,564	91,894
Cummins India, Ltd.	49,955	1,961,079
*Cyient, Ltd.	27,362	592,422
Dabur India, Ltd.	80,737	491,324
Dalmia Bharat Sugar & Industries, Ltd.	8,935	43,681
Dalmia Bharat, Ltd.	32,864	724,013
*Datamatics Global Services, Ltd.	6,332	45,451
*DB Corp., Ltd.	53,560	181,376
*DCB Bank, Ltd.	127,493	213,466
*DCM Shriram, Ltd.	13,208	152,902
DCW, Ltd.	77,422	51,639
*Deepak Fertilisers & Petrochemicals Corp., Ltd.	33,544	243,269
*Deepak Nitrite, Ltd.	73,489	2,140,780
*Delhivery, Ltd.	94,220	507,031
*Dhampur Sugar Mills, Ltd.	18,445	52,116
*Dhanlaxmi Bank, Ltd.	129,044	68,283
Dhanuka Agritech, Ltd.	4,570	76,522
*ΩDilip Buildcon, Ltd.	36,081	203,376
*Dish TV India, Ltd.	654,442	138,440
*Dishman Carbogen Amcis, Ltd.	17,376	48,346
Divi’s Laboratories, Ltd.	6,228	298,754
*Dixon Technologies India, Ltd.	17,711	1,770,702
*DLF, Ltd.	108,659	1,161,456
*Dollar Industries, Ltd.	14,444	100,406
ΩDr. Lal PathLabs, Ltd.	6,719	191,050
Dr. Reddy’s Laboratories, Ltd.	12,450	925,779
Dr. Reddy’s Laboratories, Ltd., Sponsored ADR	45,131	3,315,775
*Dredging Corp. of India, Ltd.	2,783	26,138
*Dwarikesh Sugar Industries, Ltd.	91,770	80,291
Dynamatic Technologies, Ltd.	1,955	193,903

60

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
eClerx Services, Ltd.	10,894	$321,671
Eicher Motors, Ltd.	27,734	1,528,164
EID Parry India, Ltd.	38,148	282,785
EIH Associated Hotels	5,892	52,020
EIH, Ltd.	64,567	370,170
Elecon Engineering Co., Ltd.	16,143	219,471
*Electrosteel Castings, Ltd.	340,742	784,101
Elgi Equipments, Ltd.	42,594	332,308
Emami, Ltd.	98,727	576,131
eMudhra, Ltd.	2,537	23,054
*ΩEndurance Technologies, Ltd.	14,945	354,378
Engineers India, Ltd.	180,818	530,082
EPL, Ltd.	40,356	87,884
*ΩEquitas Small Finance Bank, Ltd.	219,175	254,936
*ΩEris Lifesciences, Ltd.	14,884	159,826
ESAB India, Ltd.	1,533	97,661
Escorts Kubota, Ltd.	29,909	1,203,924
Everest Kanto Cylinder, Ltd.	17,320	30,774
Exide Industries, Ltd.	219,750	1,244,182
*FDC, Ltd.	17,922	97,400
Federal Bank, Ltd.	1,261,147	2,457,715
*FIEM Industries, Ltd.	4,304	61,937
*Filatex India, Ltd.	105,104	80,116
*Fine Organic Industries, Ltd.	2,898	152,477
Finolex Cables, Ltd.	35,653	450,062
Finolex Industries, Ltd.	146,070	466,468
Firstsource Solutions, Ltd.	266,982	676,605
*Force Motors, Ltd.	3,544	404,454
Fortis Healthcare, Ltd.	173,393	911,372
Gabriel India, Ltd.	54,318	255,652
GAIL India, Ltd.	1,254,006	3,142,671
Galaxy Surfactants, Ltd.	4,087	126,689
Ganesh Housing Corp., Ltd.	1,373	13,232
Garden Reach Shipbuilders & Engineers, Ltd.	18,819	223,080
*Garware Technical Fibres, Ltd.	3,782	146,763
Gateway Distriparks, Ltd.	49,792	63,675
*GE T&D India, Ltd.	25,313	346,826
*Genus Power Infrastructures, Ltd.	73,445	262,359
Geojit Financial Services, Ltd.	31,401	36,355
*GHCL, Ltd.	53,691	330,275
Gillette India, Ltd.	2,772	221,527
*GlaxoSmithKline Pharmaceuticals, Ltd.	14,421	360,671
Glenmark Pharmaceuticals, Ltd.	78,623	996,213
*Global Health, Ltd.	18,600	322,171
GMM Pfaudler, Ltd.	7,964	136,565
*GMR Airports Infrastructure, Ltd.	473,405	483,129
*Godawari Power and Ispat, Ltd.	20,859	222,487
*Godfrey Phillips India, Ltd.	7,592	304,358
*ΩGodrej Agrovet, Ltd.	7,982	52,057
Godrej Consumer Products, Ltd.	62,770	917,443
*Godrej Industries, Ltd.	28,415	327,141
*Godrej Properties, Ltd.	22,898	726,600
Goodyear India, Ltd.	3,596	50,294
Granules India, Ltd.	169,642	860,651
Graphite India, Ltd.	54,589	442,509
Grasim Industries, Ltd.	57,703	1,667,853
Gravita India, Ltd.	5,054	59,238
Great Eastern Shipping Co., Ltd. (The)	61,110	798,369

61

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Greaves Cotton, Ltd.	41,968	$71,149
*Greenlam Industries, Ltd.	17,325	125,770
Greenpanel Industries, Ltd.	27,966	105,849
*Greenply Industries, Ltd.	31,249	96,085
Grindwell Norton, Ltd.	17,782	453,233
*Gujarat Alkalies & Chemicals, Ltd.	20,537	194,992
Gujarat Ambuja Exports, Ltd.	64,160	129,725
*Gujarat Fluorochemicals, Ltd.	16,192	703,241
*Gujarat Gas, Ltd.	7,617	49,900
Gujarat Industries Power Co., Ltd.	29,568	67,048
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	82,080	701,066
Gujarat Pipavav Port, Ltd.	148,819	376,434
Gujarat State Petronet, Ltd.	160,214	568,378
Happiest Minds Technologies, Ltd.	14,748	143,969
*Hatsun Agro Product, Ltd.	24,932	329,085
Havells India, Ltd.	39,660	790,954
HBL Power Systems, Ltd.	63,547	389,951
HCL Technologies, Ltd.	197,679	3,237,779
ΩHDFC Asset Management Co., Ltd.	30,405	1,419,249
HDFC Bank, Ltd.	335,686	6,115,763
*ΩHDFC Life Insurance Co., Ltd.	40,846	285,724
*HealthCare Global Enterprises, Ltd.	16,384	71,880
HEG, Ltd.	9,088	257,262
HeidelbergCement India, Ltd.	12,106	29,272
Heritage Foods, Ltd.	27,686	110,331
Hero MotoCorp, Ltd.	50,604	2,755,355
*Heubach Colorants India, Ltd.	1,085	5,285
HFCL, Ltd.	455,741	548,946
*HG Infra Engineering, Ltd.	10,441	148,807
Himadri Speciality Chemical, Ltd.	158,794	713,692
*Hindalco Industries, Ltd.	719,671	5,558,208
Hindustan Aeronautics, Ltd.	42,223	1,993,512
*Hindustan Construction Co., Ltd.	364,820	165,497
*Hindustan Copper, Ltd.	104,065	481,435
*Hindustan Oil Exploration Co., Ltd.	21,624	56,071
*Hindustan Petroleum Corp., Ltd.	131,275	779,441
Hindustan Unilever, Ltd.	46,334	1,238,618
Hindware Home Innovation, Ltd.	11,858	51,206
*HLV, Ltd.	34,134	11,455
Honda India Power Products, Ltd.	1,550	45,047
Huhtamaki India, Ltd.	6,706	24,847
ICICI Bank, Ltd.	125,403	1,729,028
ICICI Bank, Ltd., Sponsored ADR	338,396	9,316,042
*ΩICICI Lombard General Insurance Co., Ltd.	31,648	648,862
ΩICICI Prudential Life Insurance Co., Ltd.	26,211	179,973
ΩICICI Securities, Ltd.	18,225	165,188
ICRA, Ltd.	1,189	75,417
*IDFC First Bank, Ltd.	1,485,775	1,462,870
*IDFC, Ltd.	1,645,595	2,400,263
*IFB Industries, Ltd.	5,171	95,064
*Igarashi Motors India, Ltd.	4,877	31,777
IIFL Securities, Ltd.	75,939	130,606
*India Cements, Ltd. (The)	107,691	289,633
India Glycols, Ltd.	6,683	67,294
*Indiabulls Real Estate, Ltd.	315,835	501,937
Indian Bank	107,028	703,269
ΩIndian Energy Exchange, Ltd.	210,224	393,810
Indian Hotels Co., Ltd.	213,142	1,473,336

62

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Indian Oil Corp., Ltd.	319,461	$646,493
Indian Railway Catering & Tourism Corp., Ltd.	58,200	724,568
*Indo Count Industries, Ltd.	44,852	211,100
Indoco Remedies, Ltd.	18,301	71,714
Indraprastha Gas, Ltd.	51,594	290,136
*Indus Towers, Ltd.	271,478	1,154,419
IndusInd Bank, Ltd.	86,021	1,562,655
Infibeam Avenues, Ltd.	403,108	164,265
Info Edge India, Ltd.	13,526	981,384
Infosys, Ltd.	502,717	8,559,045
#Infosys, Ltd., Sponsored ADR	180,060	3,008,803
Ingersoll Rand India, Ltd.	3,935	188,409
*Inox Wind, Ltd.	55,305	415,999
Insecticides India, Ltd.	3,549	24,539
*Intellect Design Arena, Ltd.	37,478	485,004
*ΩInterGlobe Aviation, Ltd.	19,642	937,486
IOL Chemicals and Pharmaceuticals, Ltd.	7,322	34,549
Ipca Laboratories, Ltd.	59,759	959,381
IRB Infrastructure Developers, Ltd.	380,340	309,975
ΩIRCON International, Ltd.	152,397	457,632
ISGEC Heavy Engineering, Ltd.	5,023	66,083
ITC, Ltd.	527,670	2,755,151
ITD Cementation India, Ltd.	85,788	389,631
*ITI, Ltd.	27,199	100,078
*J. Kumar Infraprojects, Ltd.	28,069	227,465
Jai Corp., Ltd.	33,695	130,703
*Jaiprakash Associates, Ltd.	163,557	39,107
*Jaiprakash Power Ventures, Ltd.	1,038,741	248,368
Jammu & Kashmir Bank, Ltd. (The)	352,829	577,221
*Jamna Auto Industries, Ltd.	85,661	143,117
JB Chemicals & Pharmaceuticals, Ltd.	30,928	706,235
JBM Auto, Ltd.	12,103	276,261
Jindal Drilling & Industries, Ltd.	4,287	40,429
Jindal Poly Films, Ltd.	5,536	37,730
*Jindal Saw, Ltd.	142,763	949,629
Jindal Stainless, Ltd.	266,993	2,262,215
Jindal Steel & Power, Ltd.	157,773	1,757,913
*JITF Infralogistics, Ltd.	6,858	63,791
*JK Cement, Ltd.	23,434	1,123,304
JK Lakshmi Cement, Ltd.	35,293	336,724
JK Paper, Ltd.	116,372	534,395
JK Tyre & Industries, Ltd.	120,581	609,869
JSW Energy, Ltd.	170,604	1,287,255
*JSW Steel, Ltd.	389,093	4,114,013
JTEKT India, Ltd.	35,401	73,953
*Jubilant Foodworks, Ltd.	179,810	998,223
Jubilant Ingrevia, Ltd.	28,466	188,667
*Jubilant Pharmova, Ltd.	5,652	45,671
Jupiter Wagons, Ltd.	13,490	66,038
Jyothy Labs, Ltd.	75,115	391,031
*Jyoti Structures, Ltd.	300,767	95,886
Kajaria Ceramics, Ltd.	35,033	505,721
Kalpataru Projects International, Ltd.	48,092	706,455
Kalyani Steels, Ltd.	16,839	178,246
Kansai Nerolac Paints, Ltd.	10,021	33,599
*Karnataka Bank, Ltd. (The)	174,880	484,693
Karur Vysya Bank, Ltd. (The)	371,958	909,207
Kaveri Seed Co., Ltd.	13,767	143,253

63

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
KCP, Ltd. (The)	32,972	$70,598
KDDL, Ltd.	376	11,428
KEC International, Ltd.	61,953	555,998
KEI Industries, Ltd.	64,721	3,099,363
*Kennametal India, Ltd.	2,656	79,927
*Kesoram Industries, Ltd.	4,855	10,547
Kirloskar Brothers, Ltd.	13,299	209,241
Kirloskar Ferrous Industries, Ltd.	16,771	123,597
Kirloskar Oil Engines, Ltd.	35,562	435,744
KNR Constructions, Ltd.	66,921	213,108
Kolte-Patil Developers, Ltd.	19,142	122,579
Kopran, Ltd.	6,984	21,868
*Kotak Mahindra Bank, Ltd.	89,045	1,733,115
ΩKPI Green Energy, Ltd.	14,500	314,273
KPIT Technologies, Ltd.	155,164	2,778,721
KPR Mill, Ltd.	50,523	512,792
KRBL, Ltd.	27,868	98,548
*ΩKrishna Institute of Medical Sciences, Ltd.	439	10,698
Krsnaa Diagnostics, Ltd.	3,731	25,726
*KSB, Ltd.	7,665	414,502
*ΩL&T Technology Services, Ltd.	7,193	400,025
LA Opala RG, Ltd.	13,388	52,277
Lakshmi Machine Works, Ltd.	828	167,447
Larsen & Toubro, Ltd.	118,001	5,083,294
ΩLaurus Labs, Ltd.	124,115	669,394
Laxmi Organic Industries, Ltd.	6,546	20,088
*ΩLemon Tree Hotels, Ltd.	29,735	54,455
*LG Balakrishnan & Bros, Ltd.	14,194	217,785
Linde India, Ltd.	1,563	154,655
LT Foods, Ltd.	66,100	170,922
ΩLTIMindtree, Ltd.	23,223	1,309,943
Lumax Auto Technologies, Ltd.	8,710	49,909
Lupin, Ltd.	101,076	1,993,869
*Mahanagar Gas, Ltd.	16,860	291,689
Maharashtra Seamless, Ltd.	47,456	514,424
*Mahindra & Mahindra, Ltd.	342,080	8,840,812
Mahindra & Mahindra, Ltd., GDR	1,668	43,535
*Mahindra Holidays & Resorts India, Ltd.	35,467	179,383
*Mahindra Lifespace Developers, Ltd.	31,462	240,293
*Maithan Alloys, Ltd.	5,759	86,624
Man Industries India, Ltd.	19,821	95,546
Man Infraconstruction, Ltd.	93,433	242,999
*Mangalam Cement, Ltd.	8,373	84,401
Mangalore Refinery & Petrochemicals, Ltd.	133,506	400,264
Marico, Ltd.	234,611	1,456,543
*Marksans Pharma, Ltd.	115,487	229,490
Maruti Suzuki India, Ltd.	7,515	1,154,456
Mastek, Ltd.	7,005	226,145
*ΩMatrimony.com, Ltd.	996	6,707
*Max Estates, Ltd.	6,426	22,651
Max Healthcare Institute, Ltd.	57,604	580,139
*Mayur Uniquoters, Ltd.	7,647	48,245
Mazagon Dock Shipbuilders, Ltd.	5,464	153,826
ΩMetropolis Healthcare, Ltd.	14,302	311,585
Minda Corp., Ltd.	45,719	223,592
ΩMishra Dhatu Nigam, Ltd.	16,806	88,415
*MM Forgings, Ltd.	2,939	40,552
MOIL, Ltd.	68,037	331,230

64

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Monte Carlo Fashions, Ltd.	8,944	$73,172
*Morepen Laboratories, Ltd.	287,683	172,569
Motherson Sumi Wiring India, Ltd.	451,823	373,919
Mphasis, Ltd.	41,356	1,147,378
MRF, Ltd.	699	1,114,391
Mrs Bectors Food Specialities, Ltd.	2,612	39,957
MSTC, Ltd.	19,293	208,373
*Mukand, Ltd.	11,875	26,024
Narayana Hrudayalaya, Ltd.	28,916	446,063
Natco Pharma, Ltd.	49,743	607,000
National Aluminium Co., Ltd.	866,323	1,923,461
National Fertilizers, Ltd.	52,206	65,135
Nava, Ltd.	40,929	246,694
Navin Fluorine International, Ltd.	9,793	401,321
*ΩNavkar Corp., Ltd.	17,493	22,496
Navneet Education, Ltd.	49,339	86,986
*NCC, Ltd.	325,773	945,659
NCL Industries, Ltd.	18,393	45,786
NELCO, Ltd.	4,568	41,404
NESCO, Ltd.	11,555	120,084
Nestle India, Ltd.	67,130	2,017,370
Neuland Laboratories, Ltd.	2,056	187,115
Newgen Software Technologies, Ltd.	25,954	288,994
*NHPC, Ltd.	534,259	615,988
Nilkamal, Ltd.	2,668	62,500
ΩNippon Life India Asset Management, Ltd.	64,782	457,043
*NLC India, Ltd.	76,475	222,130
*NMDC Steel, Ltd.	274,958	212,555
*NMDC, Ltd.	444,731	1,356,000
NOCIL, Ltd.	48,009	154,753
Novartis India, Ltd.	4,345	53,901
NRB Bearings, Ltd.	27,715	104,484
NTPC, Ltd.	452,526	1,969,857
Nucleus Software Exports, Ltd.	3,125	51,911
Oberoi Realty, Ltd.	64,509	1,146,857
Oil & Natural Gas Corp., Ltd.	255,909	867,535
Oil India, Ltd.	82,703	614,700
*One 97 Communications, Ltd.	31,450	140,370
*Oracle Financial Services Software, Ltd.	8,946	814,724
*Orchid Pharma, Ltd.	2,118	27,381
Orient Cement, Ltd.	65,287	173,241
Orient Paper & Industries, Ltd.	112,110	70,005
Oriental Carbon & Chemicals, Ltd.	3,504	31,587
*Orissa Minerals Development Co., Ltd. (The)	1,470	121,390
*Page Industries, Ltd.	2,432	1,013,886
Panama Petrochem, Ltd.	13,480	54,139
*ΩParag Milk Foods, Ltd.	22,437	56,996
Patanjali Foods, Ltd.	4,774	86,438
*Patel Engineering, Ltd.	443,959	306,486
*PC Jeweller, Ltd.	178,613	111,638
PCBL, Ltd.	115,528	374,749
*Peninsula Land, Ltd.	66,341	39,437
*Persistent Systems, Ltd.	46,342	1,870,981
Petronet LNG, Ltd.	494,322	1,839,868
Pfizer, Ltd.	1,752	89,393
*Phoenix Mills, Ltd. (The)	33,770	1,275,599
PI Industries, Ltd.	14,894	652,284
Pidilite Industries, Ltd.	20,076	733,635

65

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Piramal Pharma, Ltd.	146,433	$252,110
Pitti Engineering, Ltd.	8,268	87,088
PNC Infratech, Ltd.	43,004	231,188
*Poly Medicure, Ltd.	4,471	88,052
Polycab India, Ltd.	11,844	804,382
*Polyplex Corp., Ltd.	2,027	22,457
Power Grid Corp. of India, Ltd.	514,879	1,862,694
*Power Mech Projects, Ltd.	3,139	197,284
*Praj Industries, Ltd.	78,662	516,408
*Prakash Industries, Ltd.	98,167	201,367
ΩPrataap Snacks, Ltd.	4,820	51,377
Precision Wires India, Ltd.	27,191	46,863
Prestige Estates Projects, Ltd.	108,891	1,801,337
*Pricol, Ltd.	72,888	378,215
*Prime Focus, Ltd.	27,584	35,920
*Prince Pipes & Fittings, Ltd.	17,117	131,122
*Prism Johnson, Ltd.	45,016	88,941
Procter & Gamble Health, Ltd.	3,281	193,070
Procter & Gamble Hygiene & Health Care, Ltd.	1,186	229,852
PSP Projects, Ltd.	6,820	55,182
Punjab National Bank	482,128	815,043
*Puravankara, Ltd.	18,870	88,418
*PVR Inox, Ltd.	3,862	63,003
ΩQuess Corp., Ltd.	7,190	53,721
Radico Khaitan, Ltd.	37,021	779,632
Rain Industries, Ltd.	72,507	151,642
Rallis India, Ltd.	32,411	103,406
*Ramco Cements, Ltd. (The)	57,589	548,445
Ramkrishna Forgings, Ltd.	82,598	743,356
*Ramky Infrastructure, Ltd.	9,222	62,813
Rane Holdings, Ltd.	2,928	46,422
*Rashtriya Chemicals & Fertilizers, Ltd.	95,234	171,952
Ratnamani Metals & Tubes, Ltd.	8,817	333,891
*RattanIndia Power, Ltd.	1,537,764	169,560
Raymond, Ltd.	48,210	1,215,329
*ΩRBL Bank, Ltd.	863,392	2,693,565
*Redington, Ltd.	891,446	2,335,557
*Relaxo Footwears, Ltd.	5,818	58,176
Reliance Industrial Infrastructure, Ltd.	5,705	90,584
Reliance Industries, Ltd.	327,972	11,532,995
ΩReliance Industries, Ltd., GDR	21,231	1,501,032
*Reliance Infrastructure, Ltd.	62,087	132,380
*Reliance Power, Ltd.	2,470,090	808,203
*Religare Enterprises, Ltd.	38,577	101,510
Rico Auto Industries, Ltd.	64,014	106,452
RITES, Ltd.	22,566	185,007
Route Mobile, Ltd.	926	16,913
*RPSG Ventures, Ltd.	2,132	18,432
RSWM, Ltd.	11,104	25,712
Safari Industries India, Ltd.	2,240	56,742
Sagar Cements, Ltd.	15,512	41,422
ΩSalasar Techno Engineering, Ltd.	286,134	70,645
Samvardhana Motherson International, Ltd.	788,045	1,239,168
Sandhar Technologies, Ltd.	3,283	19,894
Sangam India, Ltd.	3,209	16,944
Sanghvi Movers, Ltd.	9,017	142,167
Sanofi India, Ltd.	3,912	390,353
*Sapphire Foods India, Ltd.	8,187	139,609

66

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Sarda Energy & Minerals, Ltd.	58,760	$169,161
Saregama India, Ltd.	16,294	84,110
Sasken Technologies, Ltd.	3,582	66,695
*Savita Oil Technologies, Ltd.	12,300	85,473
SBI Cards & Payment Services, Ltd.	61,699	538,559
ΩSBI Life Insurance Co., Ltd.	44,153	760,197
Schaeffler India, Ltd.	11,105	491,103
*Schneider Electric Infrastructure, Ltd.	29,637	286,793
*SEPC, Ltd.	81,256	18,893
Seshasayee Paper & Boards, Ltd.	8,475	34,114
ΩSH Kelkar & Co., Ltd.	20,439	48,675
*Shakti Pumps India, Ltd.	5,456	129,563
Shalby, Ltd.	11,732	38,991
Shankara Building Products, Ltd.	4,888	40,018
Sharda Cropchem, Ltd.	13,188	58,261
Sharda Motor Industries, Ltd.	6,676	123,152
*Sheela Foam, Ltd.	10,732	116,329
*Shilpa Medicare, Ltd.	11,120	73,348
*Shipping Corp. of India Land and Assets, Ltd.	77,898	63,906
Shipping Corp. of India, Ltd.	136,870	372,784
Shivalik Bimetal Controls, Ltd.	3,581	24,655
*Shoppers Stop, Ltd.	15,065	129,468
Shree Cement, Ltd.	1,922	563,101
*Shree Renuka Sugars, Ltd.	187,223	100,415
Shriram Pistons & Rings, Ltd.	1,184	29,043
Siemens, Ltd.	7,037	492,688
*SIS, Ltd.	19,205	107,573
Siyaram Silk Mills, Ltd.	11,799	66,097
SJVN, Ltd.	268,721	432,859
SKF India, Ltd.	10,407	577,069
Skipper, Ltd.	3,316	14,216
Sobha, Ltd.	18,481	393,547
Solar Industries India, Ltd.	9,488	1,019,818
Somany Ceramics, Ltd.	6,356	48,061
Sonata Software, Ltd.	100,510	832,582
*South Indian Bank, Ltd. (The)	1,598,565	589,143
SRF, Ltd.	109,184	3,429,885
*Star Cement, Ltd.	63,523	180,589
State Bank of India	216,459	2,143,544
State Bank of India, GDR	6,235	611,654
*Steel Authority of India, Ltd.	477,483	939,672
Strides Pharma Science, Ltd.	34,362	369,025
Stylam Industries, Ltd.	719	14,229
*Subex, Ltd.	337,392	124,748
Subros, Ltd.	15,233	113,668
Sudarshan Chemical Industries, Ltd.	4,778	42,353
Sumitomo Chemical India, Ltd.	9,919	47,683
Sun Pharmaceutical Industries, Ltd.	154,710	2,785,239
Sun TV Network, Ltd.	53,803	422,628
Sundaram-Clayton, Ltd.	2,010	39,880
Sundram Fasteners, Ltd.	38,565	516,265
*Sunflag Iron & Steel Co., Ltd.	24,612	64,409
Sunteck Realty, Ltd.	38,289	201,320
*Suprajit Engineering, Ltd.	31,753	160,884
Supreme Industries, Ltd.	23,611	1,432,486
Supreme Petrochem, Ltd.	25,876	212,066
Surya Roshni, Ltd.	21,562	162,756
*Suven Pharmaceuticals, Ltd.	41,700	330,082

67

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Suzlon Energy, Ltd.	1,563,138	$779,356
Swaraj Engines, Ltd.	3,098	91,669
Symphony, Ltd.	2,116	24,511
*ΩSyngene International, Ltd.	111,573	921,548
Tamil Nadu Newsprint & Papers, Ltd.	7,444	24,513
Tanla Platforms, Ltd.	50,810	557,662
*TARC, Ltd.	42,378	78,700
Tata Chemicals, Ltd.	115,125	1,479,348
Tata Communications, Ltd.	26,162	542,406
Tata Consultancy Services, Ltd.	115,451	5,286,645
Tata Consumer Products, Ltd.	109,922	1,460,181
Tata Elxsi, Ltd.	11,561	977,117
*Tata Motors, Ltd.	799,540	9,658,348
Tata Power Co., Ltd. (The)	307,543	1,655,919
Tata Steel, Ltd.	4,664,023	9,223,375
TCI Express, Ltd.	2,486	30,786
*ΩTCNS Clothing Co., Ltd.	1,021	5,543
TD Power Systems, Ltd.	39,120	157,279
Tech Mahindra, Ltd.	229,073	3,468,921
*Techno Electric & Engineering Co., Ltd.	23,038	280,188
*ΩTejas Networks, Ltd.	21,073	289,022
Texmaco Rail & Engineering, Ltd.	123,325	269,379
Thermax, Ltd.	7,625	426,741
Thomas Cook India, Ltd.	92,240	225,249
Tide Water Oil Co. India, Ltd.	3,518	75,292
Tilaknagar Industries, Ltd.	6,525	18,526
Time Technoplast, Ltd.	117,403	388,429
Timken India, Ltd.	6,851	274,286
Titagarh Rail System, Ltd.	31,682	401,682
Titan Co., Ltd.	73,166	3,147,446
Torrent Pharmaceuticals, Ltd.	25,126	795,778
Torrent Power, Ltd.	50,970	917,000
*TransIndia Real Estate, Ltd.	38,373	21,892
Transport Corp. of India, Ltd.	18,816	197,843
Trent, Ltd.	38,713	2,046,119
*Trident, Ltd.	645,663	304,506
Triveni Engineering & Industries, Ltd.	34,418	149,472
Triveni Turbine, Ltd.	37,831	243,732
TTK Prestige, Ltd.	12,653	106,533
Tube Investments of India, Ltd.	59,617	2,674,168
TVS Holdings, Ltd.	2,147	223,587
TVS Motor Co., Ltd.	89,520	2,210,205
TVS Srichakra, Ltd.	2,064	103,462
Uflex, Ltd.	19,544	106,216
Ugar Sugar Works, Ltd.	16,135	15,412
ΩUjjivan Small Finance Bank, Ltd.	269,118	173,044
UltraTech Cement, Ltd.	26,930	3,218,528
*Unichem Laboratories, Ltd.	10,202	71,854
Union Bank of India, Ltd.	326,106	602,682
United Breweries, Ltd.	9,681	236,455
United Spirits, Ltd.	53,019	747,917
UNO Minda, Ltd.	66,718	590,126
UPL, Ltd.	378,530	2,300,816
Usha Martin, Ltd.	95,080	429,668
*V2 Retail, Ltd.	5,388	31,949
*VA Tech Wabag, Ltd.	21,924	253,843
Vaibhav Global, Ltd.	18,881	93,945
*Valor Estate, Ltd.	111,082	314,063

68

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Vardhman Textiles, Ltd.	61,130	$326,435
*ΩVarroc Engineering, Ltd.	13,897	87,560
Varun Beverages, Ltd.	148,716	2,636,958
Vascon Engineers, Ltd.	117,538	106,922
Vedanta, Ltd.	177,849	848,039
Vesuvius India, Ltd.	4,919	267,736
V-Guard Industries, Ltd.	74,966	308,179
Vimta Labs, Ltd.	7,179	46,097
Vinati Organics, Ltd.	8,159	160,039
Vindhya Telelinks, Ltd.	3,334	102,748
VIP Industries, Ltd.	17,506	115,313
*VL E-Governance & IT Solutions, Ltd.	18,368	14,188
*V-Mart Retail, Ltd.	297	7,694
*Vodafone Idea, Ltd.	2,531,501	400,495
Voltamp Transformers, Ltd.	2,690	335,270
Voltas, Ltd.	35,059	619,674
VRL Logistics, Ltd.	15,519	103,945
VST Industries, Ltd.	1,976	95,428
*VST Tillers Tractors, Ltd.	1,815	79,715
*Welspun Corp., Ltd.	68,633	464,223
Welspun Enterprises, Ltd.	44,942	197,196
Welspun Living, Ltd.	164,671	295,845
West Coast Paper Mills, Ltd.	21,076	168,484
Westlife Foodworld, Ltd.	20,843	211,837
Wipro, Ltd.	127,720	707,819
Wipro, Ltd., Sponsored ADR	27,302	147,158
*Wockhardt, Ltd.	81,770	555,138
Wonderla Holidays, Ltd.	9,871	117,235
*Yes Bank, Ltd.	4,542,554	1,423,695
*Zee Entertainment Enterprises, Ltd.	265,835	468,195
*Zee Media Corp., Ltd.	276,233	37,080
Zensar Technologies, Ltd.	66,700	490,240
*Zomato, Ltd.	341,115	789,661
Zuari Industries, Ltd.	6,569	26,922
*Zydus Lifesciences, Ltd.	105,843	1,209,625
Zydus Wellnes, Ltd.	3,807	76,011

TOTAL INDIA		433,454,623

INDONESIA — (0.5%)
ABM Investama TBK PT	150,900	36,008
Ace Hardware Indonesia TBK PT	3,617,600	208,023
Adaro Energy Indonesia TBK PT	11,687,500	1,947,917
*Adhi Karya Persero TBK PT	959,400	15,223
*Adi Sarana Armada TBK PT	1,301,000	62,009
*Agung Semesta Sejahtera TBK PT	358,500	154
AKR Corporindo TBK PT	6,670,600	687,162
*Alam Sutera Realty TBK PT	5,805,400	47,129
*Allo Bank Indonesia TBK PT	380,100	23,610
Aneka Tambang TBK	3,149,020	317,613
*<»Armidian Karyatama TBK PT	230,900	—
Arwana Citramulia TBK PT	1,742,000	69,637
Astra Agro Lestari TBK PT	346,688	138,590
Astra International TBK PT	4,593,500	1,454,891
Astra Otoparts TBK PT	635,100	81,243
*Asuransi Maximus Graha Persada TBK PT	245,400	166
*Bank Amar Indonesia TBK PT	2,783,100	42,791
Bank BTPN Syariah TBK PT	1,709,200	127,717
*Bank Capital Indonesia TBK PT	633,700	5,067
Bank Central Asia TBK PT	5,267,900	3,174,995

69

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
*Bank China Construction Bank Indonesia TBK PT	1,768,600	$7,396
*Bank Ganesha TBK PT	1,266,700	5,297
*Bank Jago TBK PT	199,800	26,419
Bank Mandiri Persero TBK PT	8,796,636	3,732,890
*Bank Mayapada International TBK PT	196,578	4,280
Bank Maybank Indonesia TBK PT	4,532,400	68,014
*Bank Nationalnobu TBK PT	576,000	26,923
Bank Negara Indonesia Persero TBK PT	2,999,440	968,454
*Bank Neo Commerce TBK PT	4,414,300	66,785
Bank OCBC Nisp TBK PT	1,967,500	157,303
*Bank Pan Indonesia TBK PT	1,790,900	122,808
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	1,639,681	102,354
Bank Pembangunan Daerah Jawa Timur TBK PT	3,658,700	133,882
Bank Rakyat Indonesia Persero TBK PT	7,325,693	2,225,641
Bank Syariah Indonesia TBK PT	4,174,037	677,703
Bank Tabungan Negara Persero TBK PT	3,740,085	303,623
Barito Pacific TBK PT	6,887,662	432,067
*Bintang Oto Global TBK PT	275,500	15,757
BISI International TBK PT	718,200	83,260
Blue Bird TBK PT	430,800	41,199
*Buana Lintas Lautan TBK PT	7,812,000	55,251
Bukit Asam TBK PT	2,461,600	458,711
*Bumi Resources Minerals TBK PT	29,196,800	274,730
*Bumi Resources TBK PT	18,022,300	109,730
*Bumi Serpong Damai TBK PT	2,690,600	153,890
*Bumi Teknokultura Unggul TBK PT	2,300,800	1,274
*Capital Financial Indonesia TBK PT	183,000	5,796
Chandra Asri Pacific TBK PT	119,500	55,671
Charoen Pokphand Indonesia TBK PT	1,288,100	392,134
ΩCikarang Listrindo TBK PT	440,700	18,430
Ciputra Development TBK PT	6,820,572	505,461
*Cisarua Mountain Dairy PT TBK	34,100	10,444
*Citra Marga Nusaphala Persada TBK PT	775,750	74,188
*Dayamitra Telekomunikasi PT	1,303,100	45,681
Delta Dunia Makmur TBK PT	2,215,100	68,115
Dharma Satya Nusantara TBK PT	2,667,800	104,185
Elang Mahkota Teknologi TBK PT	1,210,800	28,743
Elnusa TBK PT	1,801,900	47,430
Erajaya Swasembada TBK PT	7,206,100	179,045
ESSA Industries Indonesia TBK PT	4,471,800	214,514
*Gajah Tunggal TBK PT	1,261,600	90,391
*Garudafood Putra Putri Jaya TBK PT	5,336,700	135,879
Gudang Garam TBK PT	154,800	173,507
*Harum Energy TBK PT	2,287,800	198,389
Hexindo Adiperkasa TBK PT	103,600	37,592
Impack Pratama Industri TBK PT	2,840,800	61,848
Indah Kiat Pulp & Paper TBK PT	1,264,400	729,013
Indika Energy TBK PT	1,356,100	119,680
Indo Tambangraya Megah TBK PT	392,500	608,906
Indocement Tunggal Prakarsa TBK PT	376,000	179,213
Indofood CBP Sukses Makmur TBK PT	243,000	162,523
Indofood Sukses Makmur TBK PT	2,536,500	974,977
Indomobil Sukses Internasional TBK PT	850,200	71,896
Indosat TBK PT	492,650	333,281
Industri Jamu Dan Farmasi Sido Muncul TBK PT	4,797,897	215,404
*<»Inti Agri Resources TBK PT	473,600	—
*Intiland Development TBK PT	2,598,900	29,569
*Japfa Comfeed Indonesia TBK PT	2,657,900	187,165

70

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Jasa Marga Persero TBK PT	751,326	$249,518
Jaya Real Property TBK PT	932,000	38,403
Kalbe Farma TBK PT	7,254,900	649,193
*Kapuas Prima Coal TBK PT	1,985,300	1,099
*Kawasan Industri Jababeka TBK PT	10,182,900	76,403
*Krakatau Steel Persero TBK PT	2,335,937	19,251
*Lippo Karawaci TBK PT	13,784,095	55,103
*M Cash Integrasi PT	22,600	1,598
Map Aktif Adiperkasa PT	4,675,200	227,147
Matahari Department Store TBK PT	397,900	39,031
Mayora Indah TBK PT	1,394,925	205,893
*MD Pictures TBK PT	602,100	182,556
Medco Energi Internasional TBK PT	5,936,832	492,910
Media Nusantara Citra TBK PT	6,127,200	118,323
Medikaloka Hermina TBK PT	3,598,400	282,162
*Mega Manunggal Property TBK PT	706,300	11,989
*Merdeka Copper Gold TBK PT	724,127	117,125
*Metro Healthcare Indonesia TBK PT	4,008,400	42,401
Metrodata Electronics TBK PT	3,792,500	136,446
Metropolitan Kentjana TBK PT	12,400	21,162
Mitra Adiperkasa TBK PT	5,160,600	499,874
Mitra Keluarga Karyasehat TBK PT	2,482,600	442,776
*MNC Digital Entertainment TBK PT	142,500	25,415
Mulia Industrindo TBK PT	1,019,500	24,077
Nippon Indosari Corpindo TBK PT	359,400	25,087
*Omni Inovasi Indonesia TBK PT	784,500	434
Pabrik Kertas Tjiwi Kimia TBK PT	871,600	419,451
*Pacific Strategic Financial TBK PT	719,700	50,237
Pakuwon Jati TBK PT	13,630,900	337,000
*Panin Financial TBK PT	6,192,300	111,202
*Paninvest TBK PT	919,000	48,606
*Pantai Indah Kapuk Dua TBK PT	67,500	20,466
Perusahaan Gas Negara TBK PT	4,337,500	392,136
*<»Pool Advista Indonesia TBK PT	91,300	53
*PP Persero TBK PT	1,612,400	41,649
Prodia Widyahusada TBK PT	242,400	48,898
PT Tower Bersama Infrastructure TBK	691,500	83,992
Puradelta Lestari TBK PT	4,625,200	46,081
Ramayana Lestari Sentosa TBK PT	664,700	19,622
*<»Rimo International Lestari TBK PT	3,756,500	—
Rukun Raharja TBK PT	472,700	39,973
Salim Ivomas Pratama TBK PT	1,950,400	43,422
Samudera Indonesia TBK PT	6,262,800	106,306
*Sarana Meditama Metropolitan TBK PT	1,483,100	23,168
Sarana Menara Nusantara TBK PT	5,348,100	264,774
Sariguna Primatirta TBK PT	1,514,600	88,957
Sawit Sumbermas Sarana TBK PT	1,544,500	100,687
*<»Sekawan Intipratama TBK PT	1,471,800	—
Selamat Sempurna TBK PT	1,389,100	153,775
Semen Baturaja TBK PT	772,600	11,118
*Semen Indonesia Persero TBK PT	1,216,703	349,447
Siloam International Hospitals TBK PT	1,381,048	203,845
*<»Sri Rejeki Isman TBK PT	4,830,100	8,132
Steel Pipe Industry of Indonesia PT	504,000	8,679
Sumber Alfaria Trijaya TBK PT	2,901,900	522,913
Summarecon Agung TBK PT	5,849,933	185,284
Surya Citra Media TBK PT	14,424,400	114,437
*Surya Semesta Internusa TBK PT	3,255,000	214,197

71

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Telkom Indonesia Persero TBK PT	3,211,500	$626,104
Telkom Indonesia Persero TBK PT, Sponsored ADR	15,151	294,687
Temas TBK PT	2,431,000	23,024
Tempo Scan Pacific TBK PT	427,100	50,958
Timah TBK PT	1,126,700	63,056
*<»Trada Alam Minera TBK PT	5,604,000	—
Transcoal Pacific TBK PT	231,300	120,913
*Trimegah Sekuritas Indonesia TBK PT	553,500	8,783
Triputra Agro Persada PT	6,093,600	234,225
Tunas Baru Lampung TBK PT	2,039,028	77,749
Ultrajaya Milk Industry & Trading Co. TBK PT	354,700	40,575
Unilever Indonesia TBK PT	1,362,000	219,461
United Tractors TBK PT	938,324	1,432,589
Vale Indonesia TBK PT	867,900	226,850
*Waskita Beton Precast TBK PT	3,253,600	3,402
*»Waskita Karya Persero TBK PT	3,217,605	7,496
*Wijaya Karya Persero TBK PT	1,766,100	17,596
*Wintermar Offshore Marine TBK PT	1,560,000	50,849
XL Axiata TBK PT	4,566,446	693,673

TOTAL INDONESIA		36,990,529

IRELAND — (0.4%)
AIB Group PLC	384,144	1,998,701
Bank of Ireland Group PLC	503,612	5,409,132
Cairn Homes PLC	404,401	684,069
Dalata Hotel Group PLC	105,290	475,096
FBD Holdings PLC	11,324	167,699
Glanbia PLC	138,870	2,649,018
*ΩGlenveagh Properties PLC	284,809	388,585
Irish Continental Group PLC	88,767	476,471
Kerry Group PLC, Class A	20,046	1,731,891
Kingspan Group PLC	49,037	4,396,515
*Permanent TSB Group Holdings PLC	11,387	18,264
Smurfit Kappa Group PLC	153,152	6,673,165

TOTAL IRELAND		25,068,606

ISRAEL — (0.6%)
*Afcon Holdings, Ltd.	936	23,658
*AFI Properties, Ltd.	4,877	198,880
Africa Israel Residences, Ltd.	1,448	87,211
*Airport City, Ltd.	17,649	273,501
*Alrov Properties and Lodgings, Ltd.	2,753	112,492
Amot Investments, Ltd.	39,400	166,364
Arad, Ltd.	6,642	85,862
*Argo Properties NV	3,304	61,106
Ashdod Refinery, Ltd.	6,068	137,083
#*Ashtrom Group, Ltd.	11,070	153,633
Atreyu Capital Markets, Ltd.	771	10,822
AudioCodes, Ltd.	776	8,396
AudioCodes, Ltd.	–	4
#Aura Investments, Ltd.	36,795	143,140
Automatic Bank Services, Ltd.	7,964	29,616
*Avgol Industries 1953, Ltd.	8,213	2,920
*Azorim-Investment Development & Construction Co., Ltd.	48,197	221,328
Azrieli Group, Ltd.	3,577	232,017
Bank Hapoalim BM	280,464	2,544,310
Bank Leumi Le-Israel BM	420,134	3,298,082
Bet Shemesh Engines Holdings 1997, Ltd.	2,208	105,358
Bezeq The Israeli Telecommunication Corp., Ltd.	295,410	367,872

72

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
*Big Shopping Centers, Ltd.	1,289	$133,512
#*BioLine RX, Ltd.	79,428	3,745
Blue Square Real Estate, Ltd.	1,707	128,246
*Brack Capital Properties NV	718	42,300
Camtek, Ltd.	5,451	453,465
Carasso Motors, Ltd.	30,344	148,450
*Cellcom Israel, Ltd.	75,725	318,323
*Ceragon Networks, Ltd.	16,269	45,065
*Clal Insurance Enterprises Holdings, Ltd.	67,355	1,130,930
Danel Adir Yeoshua, Ltd.	4,246	385,643
Danya Cebus, Ltd.	2,114	48,641
Delek Automotive Systems, Ltd.	8,897	50,365
Delek Group, Ltd.	14,814	1,758,220
Delta Galil, Ltd.	10,494	468,968
Diplomat Holdings, Ltd.	656	5,932
*Dor Alon Energy in Israel 1988, Ltd.	1,159	22,823
*Doral Group Renewable Energy Resources, Ltd.	31,710	90,905
*Duniec Brothers, Ltd.	1,787	97,814
*El Al Israel Airlines	87,910	123,535
Elbit Systems, Ltd.	1,779	360,995
Elbit Systems, Ltd.	887	181,561
*Electra Consumer Products 1970, Ltd.	5,785	124,071
Electra Real Estate, Ltd.	7,292	71,153
Electra, Ltd.	1,001	383,510
*Electreon Wireless, Ltd.	620	32,790
Energix-Renewable Energies, Ltd.	27,722	104,055
*Enlight Renewable Energy, Ltd.	7,175	114,800
*Enlight Renewable Energy, Ltd.	1	15
*Equital, Ltd.	23,203	644,666
*Fattal Holdings 1998, Ltd.	3,381	411,976
First International Bank Of Israel, Ltd. (The)	21,633	864,188
FMS Enterprises Migun, Ltd.	1,293	53,938
Formula Systems 1985, Ltd.	8,787	642,701
Fox Wizel, Ltd.	6,746	536,253
Gav-Yam Lands Corp., Ltd.	24,422	174,509
*Gilat Satellite Networks, Ltd.	17,425	87,488
*Hagag Group Real Estate Development	973	4,533
Harel Insurance Investments & Financial Services, Ltd.	92,130	847,385
Hilan, Ltd.	11,820	667,249
ICL Group, Ltd.	136,098	642,486
IDI Insurance Co., Ltd.	5,329	153,197
Ilex Medical, Ltd.	533	9,573
Inrom Construction Industries, Ltd.	43,914	145,892
Isracard, Ltd.	1	2
Israel Canada T.R, Ltd.	68,925	255,391
Israel Discount Bank, Ltd., Class A	559,349	2,889,322
#*Israel Land Development Co., Ltd. (The)	14,050	123,130
Israel Shipyards Industries, Ltd.	1,019	17,934
Isras Investment Co., Ltd.	1,324	253,807
*Issta, Ltd.	2,043	43,953
*Kamada, Ltd.	9,189	47,967
*Kamada, Ltd.	6,921	36,789
Kardan Real Estate Enterprise & Development, Ltd.	59,640	69,348
Kerur Holdings, Ltd.	2,125	36,437
*Klil Industries, Ltd.	160	8,008
#Kvutzat Acro, Ltd.	4,114	45,599
Lahav L.R. Real Estate, Ltd.	11,340	11,764
Lapidoth Capital, Ltd.	571	9,237

73

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Levinstein Properties, Ltd.	508	$8,667
M Yochananof & Sons, Ltd.	1,788	92,982
Magic Software Enterprises, Ltd.	966	11,409
Malam - Team, Ltd.	2,725	44,623
Matrix IT, Ltd.	24,838	503,089
Max Stock, Ltd.	47,241	108,659
Maytronics, Ltd.	35,168	301,511
Mediterranean Towers, Ltd.	91,189	197,699
Mega Or Holdings, Ltd.	7,035	183,355
Meitav Investment House, Ltd.	20,704	92,691
Melisron, Ltd.	1	43
Menora Mivtachim Holdings, Ltd.	17,643	425,990
*Meshek Energy Renewable Energies, Ltd.	15,090	10,431
Meshulam Levinstein Contracting & Engineering, Ltd.	840	69,294
#Migdal Insurance & Financial Holdings, Ltd.	354,650	451,431
Mivne Real Estate KD, Ltd.	129,252	312,529
Mizrahi Tefahot Bank, Ltd.	36,787	1,347,301
*Naphtha Israel Petroleum Corp., Ltd.	26,450	137,549
*Nayax, Ltd.	1,128	30,206
Next Vision Stabilized Systems, Ltd.	42,903	574,730
#*Nice, Ltd., Sponsored ADR	980	219,040
*Nova, Ltd.	5,678	984,707
*Nova, Ltd.	560	95,144
Novolog, Ltd.	19,401	8,088
Oil Refineries, Ltd.	2,401,443	700,658
One Software Technologies, Ltd.	31,378	436,650
*OPC Energy, Ltd.	24,415	184,399
Palram Industries 1990, Ltd.	9,530	126,898
*Partner Communications Co., Ltd.	146,929	688,499
Paz Oil Co., Ltd.	8,173	818,953
*Perion Network, Ltd.	13,384	168,858
Phoenix Holdings, Ltd. (The)	94,331	907,561
Plasson Industries, Ltd.	1,869	68,702
Prashkovsky Investments and Construction, Ltd.	4,715	111,519
*Priortech, Ltd.	3,478	155,149
Qualitau, Ltd.	1,482	50,784
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	6,417	366,715
*Rani Zim Shopping Centers, Ltd.	7,094	5,645
Raval Ics, Ltd.	3,425	2,237
Retailors, Ltd.	11,441	252,027
*Scope Metals Group, Ltd.	5,877	202,962
#*Shapir Engineering and Industry, Ltd.	25,726	141,159
*Shikun & Binui, Ltd.	174,461	376,130
Shufersal, Ltd.	50,076	331,653
Strauss Group, Ltd.	6,068	111,851
Tadiran Group, Ltd.	2,147	150,192
ΩTamar Petroleum, Ltd.	60,955	360,591
*TAT Technologies, Ltd.	1,891	22,723
Tel Aviv Stock Exchange, Ltd.	23,273	154,573
Telsys, Ltd.	2,110	127,678
*Tera Light, Ltd.	16,867	31,285
*Teva Pharmaceutical Industries, Ltd.	437	6,173
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	167,270	2,350,143
Tiv Taam Holdings 1, Ltd.	15,450	20,457
*Tower Semiconductor, Ltd.	4,323	141,519
*Tower Semiconductor, Ltd.	25,930	852,319
YD More Investments, Ltd.	11,740	24,805
YH Dimri Construction & Development, Ltd.	1,823	143,302

TOTAL ISRAEL		41,634,146

74

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ITALY — (2.0%)
A2A SpA	767,431	$1,522,586
ACEA SpA	31,451	547,483
Amplifon SpA	80,954	2,720,597
ΩAnima Holding SpA	83,157	391,409
Arnoldo Mondadori Editore SpA	88,187	211,691
*Ascopiave SpA	35,457	93,265
Assicurazioni Generali SpA	159,934	3,916,137
Azimut Holding SpA	55,657	1,474,101
B&C Speakers SpA	769	13,978
Banca Generali SpA	43,549	1,714,524
Banca IFIS SpA	14,199	317,919
Banca Mediolanum SpA	71,752	781,022
*Banca Monte dei Paschi di Siena SpA	258,279	1,256,557
Banca Popolare di Sondrio SPA	387,459	3,256,341
Banco BPM SpA	1,371,144	9,066,384
Banco di Desio e della Brianza SpA	18,109	90,620
BasicNet SpA	2,271	9,300
Biesse SpA	4,566	59,465
BPER Banca SPA	544,307	2,846,578
*Brembo NV	10,388	132,978
Brunello Cucinelli SpA	22,913	2,354,436
Buzzi SpA	51,667	1,870,603
Cairo Communication SpA	51,952	119,988
ΩCarel Industries SpA	30,408	618,415
Cementir Holding NV	22,837	242,721
*CIR SpA-Compagnie Industriali	344,301	206,162
Credito Emiliano SpA	42,263	448,284
d’Amico International Shipping SA	41,774	300,609
Danieli & C Officine Meccaniche SpA	7,170	248,397
Danieli & C Officine Meccaniche SpA	22,257	574,732
#Datalogic SpA	15,974	97,187
Davide Campari-Milano NV, Class M	10,663	107,402
De’ Longhi SpA	10,342	341,257
DiaSorin SpA	4,463	453,062
#ΩdoValue SpA	6,555	14,635
#Emak SpA	29,309	35,726
ΩEnav SpA	35,894	148,300
Enel SpA	1,046,821	6,918,513
Eni SpA	648,457	10,494,793
ERG SpA	27,559	745,531
*Esprinet SpA	4,189	22,933
#*Eurotech SpA	5,643	9,039
Ferrari NV	2,484	1,028,415
Ferrari NV, ADR	7,558	3,141,861
Fila SpA	14,692	138,401
FinecoBank Banca Fineco SpA	187,793	2,899,534
FNM SpA	120,333	59,315
*Garofalo Health Care SpA	7,054	35,525
GPI SpA	673	9,010
Gruppo MutuiOnline SpA	12,608	473,863
Hera SpA	366,684	1,329,148
#Illimity Bank SpA	30,860	172,410
IMMSI SpA	86,759	50,002
ΩInfrastrutture Wireless Italiane SpA	42,966	463,092
Intercos SpA	3,843	53,994

75

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Interpump Group SpA	11,178	$490,994
Intesa Sanpaolo SpA	1,362,698	5,137,638
Iren SpA	223,282	449,796
Italgas SpA	215,358	1,197,418
*Italian Sea Group SPA (The)	6,328	64,956
Iveco Group NV	163,727	2,066,654
#IVS Group SA	7,512	57,511
Leonardo SpA	139,779	3,232,809
LU-VE SpA	2,170	50,118
Maire Tecnimont SpA	99,930	832,367
Mediobanca Banca di Credito Finanziario SpA	260,079	3,712,514
*MFE-MediaForEurope NV, Class A	113,635	335,110
*MFE-MediaForEurope NV, Class B	42,671	172,102
Moncler SpA	39,322	2,695,943
*Newlat Food SpA	6,329	40,266
*ΩNexi SpA	222,780	1,304,908
Openjobmetis Spa agenzia per il lavoro	4,639	81,101
Orsero SpA	4,912	76,892
ΩOVS SpA	185,550	486,875
Pharmanutra SpA	2,475	141,318
Piaggio & C SpA	132,641	389,174
ΩPiovan SpA	6,356	82,234
ΩPirelli & C SpA	165,182	1,054,079
ΩPoste Italiane SpA	195,782	2,495,345
Prysmian SpA	31,176	1,706,091
ΩRAI Way SpA	63,527	361,370
Recordati Industria Chimica e Farmaceutica SpA	27,985	1,497,652
Reply SpA	6,497	854,475
Rizzoli Corriere Della Sera Mediagroup SpA	34,455	30,136
*Sabaf SpA	2,781	50,997
SAES Getters SpA	765	21,513
Salvatore Ferragamo SpA	14,027	139,936
*Sanlorenzo SpA	8,237	362,427
Saras SpA	467,284	884,374
Sesa SpA	3,812	399,244
Snam SpA	101,135	465,215
*Sogefi SpA	73,221	225,872
SOL SpA	17,647	682,120
Stellantis NV	394,373	8,804,795
Stellantis NV	132,692	2,962,489
Stellantis NV	244,203	5,445,727
ΩTechnogym SpA	62,833	595,591
*Technoprobe SpA	7,061	56,663
#*Telecom Italia SpA	5,610,869	1,337,278
*Telecom Italia SpA, Sponsored ADR	44,168	102,470
Tenaris SA, Sponsored ADR	41,118	1,356,483
Terna - Rete Elettrica Nazionale	194,601	1,565,580
Tinexta Spa	3,058	58,006
*TREVI - Finanziaria Industriale SpA	41,505	16,309
UniCredit SpA	275,150	10,173,633
#ΩUnieuro SpA	1,252	12,263
Unipol Gruppo SpA	208,084	1,873,408
Webuild SpA	29,649	74,881
Wiit SpA	8,012	137,927
Zignago Vetro SpA	14,813	198,303

TOTAL ITALY		135,751,580

76

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (15.3%)
&Do Holdings Co., Ltd.	7,800	$62,751
77 Bank, Ltd. (The)	28,600	811,483
A&D HOLON Holdings Co., Ltd.	21,100	371,679
AB&Company Co., Ltd.	2,800	15,836
#Abalance Corp.	11,000	141,620
ABC-Mart, Inc.	13,200	264,730
#*Access Co., Ltd.	12,800	118,186
Achilles Corp.	6,600	66,476
AD Works Group Co., Ltd.	31,600	48,796
Adastria Co., Ltd.	31,980	702,131
ADEKA Corp.	46,100	963,511
Ad-sol Nissin Corp.	1,000	10,409
Advan Group Co., Ltd.	9,000	64,226
Advantest Corp.	154,000	4,889,169
Adways, Inc.	7,400	21,255
Aeon Co., Ltd.	93,005	1,951,530
Aeon Delight Co., Ltd.	13,337	316,549
#Aeon Fantasy Co., Ltd.	3,700	52,080
Aeon Hokkaido Corp.	23,700	139,912
Aeon Mall Co., Ltd.	22,280	255,343
AFC-HD AMS Life Science Co., Ltd.	4,900	26,311
AGC, Inc.	83,000	3,076,535
Agro-Kanesho Co., Ltd.	4,300	32,134
#Ahresty Corp.	17,400	70,323
Ai Holdings Corp.	7,100	109,501
*AI inside, Inc.	500	19,699
Aica Kogyo Co., Ltd.	21,200	492,262
Aichi Financial Group, Inc.	16,621	314,433
Aichi Steel Corp.	10,301	227,798
Aichi Tokei Denki Co., Ltd.	4,200	63,948
Aida Engineering, Ltd.	28,819	164,089
#*Aidma Holdings, Inc.	2,300	26,031
Ain Holdings, Inc.	20,301	770,165
Air Water, Inc.	131,900	1,988,579
Airport Facilities Co., Ltd.	15,700	61,657
Airtech Japan, Ltd.	5,300	40,079
#Airtrip Corp.	8,500	76,971
Aisan Industry Co., Ltd.	29,100	272,203
Aisin Corp.	56,262	2,142,650
AIT Corp.	4,900	55,737
Ajinomoto Co., Inc.	100,600	3,755,759
*Akebono Brake Industry Co., Ltd.	13,700	13,494
Akita Bank, Ltd. (The)	4,800	63,628
Albis Co., Ltd.	2,000	33,997
Alconix Corp.	16,100	140,676
Alfresa Holdings Corp.	57,400	852,073
Alinco, Inc.	10,300	75,729
Alleanza Holdings Co., Ltd.	4,900	33,411
*Almedio, Inc.	6,300	34,750
#Alpen Co., Ltd.	11,800	155,969
Alpha Systems, Inc.	4,000	80,958
Alps Alpine Co., Ltd.	127,200	1,154,269
Alps Logistics Co., Ltd.	8,700	177,466
#Altech Corp.	9,810	171,869
Amada Co., Ltd.	162,100	1,779,479
Amano Corp.	19,700	476,210
Amiyaki Tei Co., Ltd.	2,300	92,371
Amvis Holdings, Inc.	26,800	371,775
ANA Holdings, Inc.	18,400	350,777

77

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Anabuki Kosan, Inc.	1,900	$26,273
Anest Iwata Corp.	9,000	77,152
Anicom Holdings, Inc.	49,000	185,270
*Anrakutei Co., Ltd.	600	26,690
Anritsu Corp.	28,000	214,851
AOKI Holdings, Inc.	8,000	56,582
Aoyama Trading Co., Ltd.	43,100	445,886
Aoyama Zaisan Networks Co., Ltd.	14,800	131,951
#Aozora Bank, Ltd.	51,400	801,548
Arakawa Chemical Industries, Ltd.	4,400	30,673
Arata Corp.	15,400	342,516
#Araya Industrial Co., Ltd.	2,000	51,727
ARCLANDS Corp.	32,520	401,321
Arcs Co., Ltd.	23,900	469,297
ARE Holdings, Inc.	52,900	686,441
Arealink Co., Ltd.	6,600	130,436
Argo Graphics, Inc.	7,300	188,107
Arisawa Manufacturing Co., Ltd.	23,900	231,459
Artience Co., Ltd.	22,800	423,792
Artner Co., Ltd.	3,300	45,799
As One Corp.	21,800	361,913
Asahi Co., Ltd.	13,600	123,585
Asahi Group Holdings, Ltd.	51,700	1,775,735
Asahi Intecc Co., Ltd.	42,100	623,079
Asahi Kasei Corp.	730,400	5,107,903
Asahi Net, Inc.	11,700	47,509
Asahi Printing Co., Ltd.	3,300	19,230
ASAHI YUKIZAI Corp.	9,200	290,268
Asanuma Corp.	7,200	171,804
Ashimori Industry Co., Ltd.	3,300	51,503
Asia Pile Holdings Corp.	19,900	106,730
Asics Corp.	31,000	1,331,681
ASKUL Corp.	22,400	340,772
Astellas Pharma, Inc.	54,800	527,228
Astena Holdings Co., Ltd.	14,900	46,774
Asti Corp.	900	18,587
Asukanet Co., Ltd.	2,600	10,640
#Aucnet, Inc.	6,400	105,741
Autobacs Seven Co., Ltd.	37,700	381,875
Avant Group Corp.	14,100	115,495
Awa Bank, Ltd. (The)	24,100	412,272
Axial Retailing, Inc.	41,600	279,422
Axxzia, Inc.	5,300	29,975
Azbil Corp.	25,700	722,994
AZ-COM MARUWA Holdings, Inc.	23,900	184,378
AZOOM Co., Ltd.	1,100	38,166
Bandai Namco Holdings, Inc.	74,400	1,400,393
Bando Chemical Industries, Ltd.	18,100	205,539
Bank of Iwate, Ltd. (The)	3,600	56,277
Bank of Kochi, Ltd. (The)	4,400	25,696
Bank of Nagoya, Ltd. (The)	7,900	354,424
Bank of Saga, Ltd. (The)	2,801	39,123
Bank of the Ryukyus, Ltd.	35,000	262,670
Bank of Toyama, Ltd. (The)	700	8,105
Base Co., Ltd.	3,500	78,178
BayCurrent Consulting, Inc.	42,700	914,971
Beauty Garage, Inc.	3,800	47,040
#Beenos, Inc.	12,000	162,349

78

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Belc Co., Ltd.	7,400	$355,034
Bell System24 Holdings, Inc.	21,500	211,632
Belluna Co., Ltd.	45,000	181,584
*Bengo4.com, Inc.	3,906	72,379
Bic Camera, Inc.	35,500	345,379
BIPROGY, Inc.	34,400	1,005,123
B-Lot Co., Ltd.	10,300	66,500
#Bookoff Group Holdings, Ltd.	7,600	82,392
Bourbon Corp.	800	12,038
#BrainPad, Inc.	8,300	64,558
Bridgestone Corp.	115,300	5,113,454
Broadmedia Corp.	2,700	23,060
Brother Industries, Ltd.	129,000	2,296,940
Bull-Dog Sauce Co., Ltd.	900	11,799
Bunka Shutter Co., Ltd.	27,500	297,430
Business Brain Showa-Ota, Inc.	7,900	102,311
Business Engineering Corp., Class G	3,200	71,782
C Uyemura & Co., Ltd.	4,300	283,907
Calbee, Inc.	41,300	905,443
Canon Electronics, Inc.	13,400	191,763
Canon Marketing Japan, Inc.	17,100	472,582
Canon, Inc.	63,500	1,727,068
Canon, Inc., Sponsored ADR	3,100	83,514
Capcom Co., Ltd.	80,000	1,332,698
Career Design Center Co., Ltd.	3,100	35,814
Careerlink Co., Ltd.	3,400	54,231
Carlit Holdings Co., Ltd.	8,100	59,348
#Carta Holdings, Inc.	4,400	49,434
Casio Computer Co., Ltd.	77,800	651,609
Cawachi, Ltd.	9,100	164,692
CDS Co., Ltd.	3,100	35,183
Celsys, Inc.	18,000	95,282
Central Glass Co., Ltd.	17,200	306,040
Central Japan Railway Co.	39,500	907,899
Central Security Patrols Co., Ltd.	4,700	80,222
Central Sports Co., Ltd.	3,500	54,469
#Ceres, Inc.	4,700	50,774
#Change Holdings, Inc.	30,000	226,480
Charm Care Corp. KK	8,900	85,230
Chiba Bank, Ltd. (The)	87,000	738,061
Chiba Kogyo Bank, Ltd. (The)	32,000	221,040
#Chikaranomoto Holdings Co., Ltd.	9,300	100,349
Chilled & Frozen Logistics Holdings Co., Ltd.	11,800	250,450
Chino Corp.	3,700	66,892
Chiyoda Corp.	52,200	144,959
Chori Co., Ltd.	5,900	132,161
Chubu Electric Power Co., Inc.	77,600	998,570
Chubu Shiryo Co., Ltd.	14,400	110,632
Chuetsu Pulp & Paper Co., Ltd.	11,700	127,063
Chugai Pharmaceutical Co., Ltd.	69,600	2,233,533
Chugin Financial Group, Inc.	36,100	304,647
Chugoku Electric Power Co., Inc. (The)	51,200	353,176
Chugoku Marine Paints, Ltd.	20,100	264,398
CI Takiron Corp.	22,100	91,846
Citizen Watch Co., Ltd.	252,200	1,679,570
CKD Corp.	35,700	678,088
CK-San-Etsu Co., Ltd.	3,700	93,226
CMK Corp.	46,700	179,244

79

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Coca-Cola Bottlers Japan Holdings, Inc.	53,713	$754,163
#Colowide Co., Ltd.	44,400	606,615
Computer Engineering & Consulting, Ltd.	12,800	148,201
COMSYS Holdings Corp.	41,300	968,430
Comture Corp.	1,900	23,399
Concordia Financial Group, Ltd.	690,024	3,734,588
Copro-Holdings Co., Ltd.	2,400	24,143
Core Corp.	2,800	34,518
Cosel Co., Ltd.	6,400	60,069
Cosmo Energy Holdings Co., Ltd.	55,100	2,650,220
Cosmos Initia Co., Ltd.	6,600	36,279
Cosmos Pharmaceutical Corp.	6,700	619,483
Cota Co., Ltd.	9,666	86,915
CRE, Inc.	8,000	72,545
Create Restaurants Holdings, Inc.	74,200	513,009
Create SD Holdings Co., Ltd.	14,700	319,007
Creek & River Co., Ltd.	8,000	84,593
Cresco, Ltd.	5,800	74,193
Cross Cat Co., Ltd.	5,400	44,953
Cross Marketing Group, Inc.	1,900	5,989
CTI Engineering Co., Ltd.	7,100	217,018
CTS Co., Ltd.	13,100	61,602
Cube System, Inc.	1,400	9,857
Curves Holdings Co., Ltd.	35,900	169,730
*Cyber Security Cloud, Inc.	4,800	82,356
CyberAgent, Inc.	39,946	251,228
#CYBERDYNE, Inc.	21,300	27,477
Cybozu, Inc.	15,700	160,726
Dai Nippon Toryo Co., Ltd.	10,000	75,747
Daicel Corp.	211,300	1,975,168
Dai-Dan Co., Ltd.	21,600	384,192
Daido Metal Co., Ltd.	32,900	129,831
Daido Steel Co., Ltd.	85,700	949,227
Daifuku Co., Ltd.	49,200	1,019,861
#Daihatsu Diesel Manufacturing Co., Ltd.	9,200	91,611
Daihen Corp.	6,200	380,593
#Daiho Corp.	5,400	113,240
Daiichi Jitsugyo Co., Ltd.	12,000	158,078
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	12,600	76,065
Dai-ichi Life Holdings, Inc.	130,300	3,021,413
Daiichi Sankyo Co., Ltd.	25,500	869,202
Daiichikosho Co., Ltd.	18,200	213,152
Daiken Medical Co., Ltd.	8,000	28,011
Daiki Aluminium Industry Co., Ltd.	25,501	216,175
Daikin Industries, Ltd.	25,100	3,468,367
#Daikoku Denki Co., Ltd.	2,400	55,285
Daikokutenbussan Co., Ltd.	3,100	159,171
Daikyonishikawa Corp.	7,300	33,678
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,691	122,540
Daio Paper Corp.	53,600	385,910
Daiseki Co., Ltd.	17,560	335,321
#Daiseki Eco. Solution Co., Ltd.	3,240	18,118
Daishi Hokuetsu Financial Group, Inc.	30,750	884,210
Daishinku Corp.	20,200	108,981
Daisue Construction Co., Ltd.	3,600	36,946
Daito Bank, Ltd. (The)	4,200	19,056
Daito Pharmaceutical Co., Ltd.	10,858	174,222
Daito Trust Construction Co., Ltd.	16,300	1,752,070

80

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Daitron Co., Ltd.	7,400	$159,178
Daiwa House Industry Co., Ltd.	126,200	3,560,690
Daiwa Securities Group, Inc.	239,300	1,767,017
Daiwabo Holdings Co., Ltd.	59,000	1,029,918
DCM Holdings Co., Ltd.	67,600	627,608
#*DD GROUP Co., Ltd.	5,900	47,803
Dear Life Co., Ltd.	19,900	130,125
Denka Co., Ltd.	49,200	731,129
Denso Corp.	120,100	2,054,136
Dentsu Group, Inc.	88,100	2,389,978
Dentsu Soken, Inc.	15,100	503,765
Dexerials Corp.	53,900	2,039,682
DIC Corp.	46,600	875,203
Digital Arts, Inc.	8,000	215,804
Digital Information Technologies Corp.	5,700	63,243
dip Corp.	15,000	254,980
Direct Marketing MiX, Inc.	9,300	15,366
Disco Corp.	9,900	2,881,327
DKK-Toa Corp.	3,200	17,508
DKS Co., Ltd.	4,500	93,795
DMG Mori Co., Ltd.	117,900	3,175,167
Double Standard, Inc.	2,200	24,941
Doutor Nichires Holdings Co., Ltd.	22,600	303,315
Dowa Holdings Co., Ltd.	40,300	1,515,299
*Drecom Co., Ltd.	2,400	16,227
DTS Corp.	18,800	516,697
DyDo Group Holdings, Inc.	11,400	197,987
Eagle Industry Co., Ltd.	12,700	148,011
East Japan Railway Co.	63,100	1,160,031
#EAT&HOLDINGS Co., Ltd.	2,500	31,519
Ebara Corp.	52,300	4,357,087
Ebara Foods Industry, Inc.	3,500	63,855
Ebara Jitsugyo Co., Ltd.	4,700	101,099
Ebase Co., Ltd.	9,300	40,069
Eco’s Co., Ltd.	4,300	64,186
EDION Corp.	49,300	510,654
eGuarantee, Inc.	17,200	189,198
Ehime Bank, Ltd. (The)	13,100	97,980
Eidai Co., Ltd.	16,800	28,077
Eiken Chemical Co., Ltd.	25,700	327,446
Eisai Co., Ltd.	9,500	392,521
Elan Corp.	18,800	108,715
Elecom Co., Ltd.	17,800	169,217
Electric Power Development Co., Ltd.	39,900	679,896
Elematec Corp.	13,804	169,299
EM Systems Co., Ltd.	6,900	29,027
en Japan, Inc.	14,900	249,114
Endo Lighting Corp.	6,200	56,419
ENEOS Holdings, Inc.	1,903,568	8,841,342
Enomoto Co., Ltd.	2,700	27,298
Entrust, Inc.	5,300	28,055
Envipro Holdings, Inc.	2,300	7,629
#*eRex Co., Ltd.	3,100	16,469
ERI Holdings Co., Ltd.	3,000	43,104
ES-Con Japan, Ltd.	31,900	210,619
Eslead Corp.	6,100	131,989
ESPEC Corp.	7,100	133,865
Eternal Hospitality Group Co., Ltd.	4,200	107,559

81

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Exedy Corp.	17,700	$325,622
EXEO Group, Inc.	158,148	1,729,061
Ezaki Glico Co., Ltd.	28,000	725,066
F&M Co., Ltd.	4,700	65,319
FALCO HOLDINGS Co., Ltd.	4,800	67,746
Fancl Corp.	25,300	296,224
FANUC Corp.	26,900	790,940
Fast Retailing Co., Ltd.	14,600	3,854,923
Feed One Co., Ltd.	15,196	99,559
Ferrotec Holdings Corp.	30,800	591,084
Fibergate, Inc.	5,000	35,745
FIDEA Holdings Co., Ltd.	4,900	47,796
Financial Partners Group Co., Ltd.	134,000	1,885,273
FINDEX, Inc.	4,600	30,167
*Fintech Global, Inc.	72,000	39,348
First Bank of Toyama, Ltd. (The)	38,100	225,649
First-corp., Inc.	1,800	9,894
Fixstars Corp.	17,500	220,967
Focus Systems Corp.	5,100	39,539
Food & Life Cos., Ltd.	61,500	1,172,824
Forum Engineering, Inc.	6,600	39,550
#Forval Corp.	3,700	30,754
Foster Electric Co., Ltd.	17,600	140,585
FP Corp.	31,700	511,664
#France Bed Holdings Co., Ltd.	14,300	109,955
Freebit Co., Ltd.	7,900	72,541
Freund Corp.	4,600	24,116
Frontier Management, Inc.	2,600	25,295
F-Tech, Inc.	10,301	47,589
FTGroup Co., Ltd.	4,600	36,101
Fudo Tetra Corp.	10,550	157,011
Fuji Co., Ltd.	1,800	21,985
Fuji Corp.	32,700	552,325
Fuji Corp.	6,800	79,293
Fuji Corp., Ltd.	13,700	64,946
Fuji Die Co., Ltd.	5,100	22,103
Fuji Electric Co., Ltd.	33,500	2,101,560
Fuji Furukawa Engineering & Construction Co., Ltd.	1,600	64,258
Fuji Kyuko Co., Ltd.	14,400	308,836
#Fuji Oil Co., Ltd.	33,000	101,077
Fuji Oil Holdings, Inc.	30,800	454,274
Fuji Pharma Co., Ltd.	9,700	98,008
Fuji Seal International, Inc.	20,200	260,194
Fuji Soft, Inc.	11,000	432,688
Fujibo Holdings, Inc.	7,200	191,021
Fujicco Co., Ltd.	11,900	143,603
FUJIFILM Holdings Corp.	67,600	1,450,673
Fujikura Composites, Inc.	10,700	99,748
Fujikura, Ltd.	296,200	5,134,773
Fujimi, Inc.	23,400	512,268
Fujimori Kogyo Co., Ltd.	8,900	242,061
*Fujita Kanko, Inc.	4,000	169,542
Fujitsu General, Ltd.	25,400	329,111
Fujitsu, Ltd.	213,500	3,304,288
Fujiya Co., Ltd.	4,499	70,931
FuKoKu Co., Ltd.	6,500	77,778
Fukuda Corp.	3,700	129,082
Fukuda Denshi Co., Ltd.	11,500	478,664

82

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Fukui Bank, Ltd. (The)	6,597	$79,861
Fukui Computer Holdings, Inc.	5,701	89,265
Fukuoka Financial Group, Inc.	58,280	1,554,356
Fukushima Galilei Co., Ltd.	5,100	204,175
Fukuyama Transporting Co., Ltd.	16,300	395,679
FULLCAST Holdings Co., Ltd.	10,300	99,488
Fumakilla, Ltd.	5,800	43,381
Funai Soken Holdings, Inc.	24,060	365,414
Furukawa Battery Co., Ltd. (The)	6,500	43,247
Furukawa Co., Ltd.	16,400	208,954
Furukawa Electric Co., Ltd.	48,800	1,050,333
Furuno Electric Co., Ltd.	14,800	197,785
Furuya Metal Co., Ltd.	3,000	211,038
#Furyu Corp.	10,400	79,835
Fuso Chemical Co., Ltd.	13,000	336,225
#Fuso Pharmaceutical Industries, Ltd.	4,400	62,520
Futaba Industrial Co., Ltd.	45,800	270,379
Future Corp.	31,200	316,431
G-7 Holdings, Inc.	16,800	148,928
*GA Technologies Co., Ltd.	9,800	83,449
Gakken Holdings Co., Ltd.	16,000	93,337
Gakkyusha Co., Ltd.	4,000	55,311
Gecoss Corp.	5,700	37,453
Genki Sushi Co., Ltd.	5,800	109,502
Genky DrugStores Co., Ltd.	4,900	180,288
Geo Holdings Corp.	58,700	740,441
Gift Holdings, Inc.	4,600	87,694
#*giftee, Inc.	6,599	49,944
Giken, Ltd.	6,500	80,958
#GL Sciences, Inc.	3,400	60,626
GLOBERIDE, Inc.	11,900	152,073
Glory, Ltd.	34,600	626,632
#GMO Financial Gate, Inc.	2,800	126,153
GMO Financial Holdings, Inc.	27,600	132,418
GMO GlobalSign Holdings KK	2,600	44,808
GMO Payment Gateway, Inc.	14,000	652,292
*GNI Group, Ltd.	27,900	441,641
Godo Steel, Ltd.	7,200	242,494
*Gokurakuyu Holdings Co., Ltd.	8,100	20,692
Goldwin, Inc.	8,200	500,238
#Grandy House Corp.	10,400	40,116
Greens Co., Ltd.	4,400	62,603
gremz, Inc.	6,200	84,314
GS Yuasa Corp.	55,300	1,047,384
GSI Creos Corp.	4,900	70,216
G-Tekt Corp.	12,500	171,417
Gunma Bank, Ltd. (The)	285,200	1,740,216
Gunze, Ltd.	11,900	405,325
H.U. Group Holdings, Inc.	26,500	404,577
H2O Retailing Corp.	65,925	747,791
Hachijuni Bank, Ltd. (The)	303,301	2,031,451
Hagihara Industries, Inc.	8,400	83,111
Hagiwara Electric Holdings Co., Ltd.	5,600	155,155
Hakudo Co., Ltd.	5,000	89,918
Hakuhodo DY Holdings, Inc.	118,001	1,104,537
Hakuto Co., Ltd.	13,400	464,932
Halows Co., Ltd.	6,900	202,793
Hamakyorex Co., Ltd.	12,800	316,818

83

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Hamamatsu Photonics KK	18,300	$675,762
Hankyu Hanshin Holdings, Inc.	46,000	1,208,426
Hanwa Co., Ltd.	17,800	689,988
Happinet Corp.	8,400	163,340
Hard Off Corp. Co., Ltd.	6,400	70,643
Harima Chemicals Group, Inc.	7,500	42,656
#Harmonic Drive Systems, Inc.	19,700	500,747
Haseko Corp.	262,900	3,181,731
Hashimoto Sogyo Holdings Co., Ltd.	4,700	40,111
Hazama Ando Corp.	112,220	840,054
Heiwa Corp.	26,400	331,667
Heiwa Real Estate Co., Ltd.	9,900	274,921
Heiwado Co., Ltd.	19,501	300,883
#*Hennge KK	9,000	58,965
Hiday Hidaka Corp.	5,400	96,288
*Hino Motors, Ltd.	160,900	471,049
#Hioki EE Corp.	6,300	253,417
Hirakawa Hewtech Corp.	6,900	59,281
Hirata Corp.	4,400	198,799
Hirogin Holdings, Inc.	161,600	1,167,085
Hirose Electric Co., Ltd.	6,335	675,307
Hirose Tusyo, Inc.	1,400	29,536
Hiroshima Gas Co., Ltd.	16,900	41,239
#*HIS Co., Ltd.	3,200	35,810
Hitachi Construction Machinery Co., Ltd.	43,200	1,245,776
Hitachi Zosen Corp.	188,100	1,465,450
Hitachi, Ltd.	157,700	14,651,123
Hito Communications Holdings, Inc.	5,500	35,160
Hochiki Corp.	6,300	96,843
Hodogaya Chemical Co., Ltd.	3,400	100,683
Hogy Medical Co., Ltd.	13,900	329,028
#Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	50,672
Hokkaido Electric Power Co., Inc.	56,800	404,980
Hokkaido Gas Co., Ltd.	5,800	113,520
Hokkan Holdings, Ltd.	4,700	54,059
Hokko Chemical Industry Co., Ltd.	9,200	91,728
Hokkoku Financial Holdings, Inc.	14,800	477,768
#Hokuetsu Corp.	66,900	570,094
Hokuetsu Industries Co., Ltd.	13,700	176,033
Hokuhoku Financial Group, Inc.	101,000	1,244,168
Hokuriku Electric Industry Co., Ltd.	6,400	55,270
Hokuriku Electric Power Co.	67,100	395,142
Hokuto Corp.	11,800	137,222
Honda Motor Co., Ltd.	366,100	4,215,507
Honda Motor Co., Ltd., Sponsored ADR	90,604	3,079,630
H-One Co., Ltd.	25,100	110,535
Honeys Holdings Co., Ltd.	13,000	141,016
Hoosiers Holdings Co., Ltd.	20,100	139,607
Horiba, Ltd.	34,400	3,388,301
Hoshizaki Corp.	5,600	193,980
Hosokawa Micron Corp.	6,200	174,143
Hotland Co., Ltd.	6,400	88,172
House Foods Group, Inc.	26,200	517,290
Howa Machinery, Ltd.	7,180	36,182
Hoya Corp.	48,600	5,704,204
HS Holdings Co., Ltd.	13,100	80,249
Hulic Co., Ltd.	132,596	1,228,513
Hyakugo Bank, Ltd. (The)	115,100	475,423

84

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Hyakujushi Bank, Ltd. (The)	10,200	$187,582
Ibiden Co., Ltd.	58,800	2,277,045
IBJ, Inc.	12,700	44,064
Ichibanya Co., Ltd.	29,000	200,871
Ichigo, Inc.	21,700	58,744
Ichiken Co., Ltd.	3,500	53,379
Ichikoh Industries, Ltd.	31,000	105,589
Ichinen Holdings Co., Ltd.	14,700	162,166
Ichiyoshi Securities Co., Ltd.	13,800	71,909
ID Holdings Corp.	6,700	62,204
IDEA Consultants, Inc.	3,000	45,544
Idec Corp.	23,200	411,177
Idemitsu Kosan Co., Ltd.	515,605	3,520,590
IDOM, Inc.	67,500	598,799
IG Port, Inc.	1,200	31,875
IHI Corp.	102,600	2,469,076
Iida Group Holdings Co., Ltd.	58,316	748,012
Iino Kaiun Kaisha, Ltd.	94,000	755,632
I’ll, Inc.	4,800	82,631
IMAGICA GROUP, Inc.	15,300	59,016
Imasen Electric Industrial	13,000	52,623
Imuraya Group Co., Ltd.	5,800	90,373
Inaba Denki Sangyo Co., Ltd.	18,900	442,579
Inaba Seisakusho Co., Ltd.	5,100	58,336
Inabata & Co., Ltd.	31,100	636,368
Inageya Co., Ltd.	4,500	36,403
#I-NE Co., Ltd.	4,400	49,770
I-Net Corp.	9,530	122,936
Infocom Corp.	12,200	209,322
INFRONEER Holdings, Inc.	116,604	1,035,517
Innotech Corp.	5,900	69,286
Inpex Corp.	315,200	4,792,146
Insource Co., Ltd.	18,000	88,419
Intage Holdings, Inc.	5,000	46,675
*Integrated Design & Engineering Holdings Co., Ltd.	8,000	237,664
Intelligent Wave, Inc.	1,900	13,752
Internet Initiative Japan, Inc.	63,800	1,087,355
I-PEX, Inc.	5,200	58,852
#IPS, Inc.	1,600	23,578
#IR Japan Holdings, Ltd.	5,512	42,102
Iriso Electronics Co., Ltd.	16,300	320,065
I’rom Group Co., Ltd.	2,600	29,938
ISB Corp.	6,300	51,644
#Ise Chemicals Corp.	1,400	166,454
Iseki & Co., Ltd.	14,530	95,195
Isetan Mitsukoshi Holdings, Ltd.	126,000	1,779,525
Ishihara Sangyo Kaisha, Ltd.	23,000	267,175
Ishii Iron Works Co., Ltd.	500	8,754
#Ishizuka Glass Co., Ltd.	2,400	41,514
*Istyle, Inc.	27,900	94,321
Isuzu Motors, Ltd.	299,800	3,809,297
*ITbook Holdings Co., Ltd.	3,600	6,154
#ITmedia, Inc.	6,800	78,429
Ito En, Ltd.	28,200	686,341
#ITOCHU Corp.	183,700	8,330,208
Itochu Enex Co., Ltd.	38,600	374,312
Itochu-Shokuhin Co., Ltd.	3,300	156,858
Itoham Yonekyu Holdings, Inc.	16,933	442,788

85

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Itoki Corp.	33,100	$396,910
IwaiCosmo Holdings, Inc.	12,300	181,727
Iwaki Co., Ltd.	3,700	60,309
Iwatani Corp.	24,400	1,390,365
Iyogin Holdings, Inc.	195,843	1,500,884
Izumi Co., Ltd.	21,100	491,281
J Front Retailing Co., Ltd.	143,700	1,256,970
J Trust Co., Ltd.	50,900	145,877
JAC Recruitment Co., Ltd.	45,600	221,096
*Jade Group, Inc.	5,100	50,071
JALCO Holdings, Inc.	12,200	27,134
*Jamco Corp.	3,500	24,287
JANOME Corp.	14,100	59,943
Japan Airlines Co., Ltd.	44,800	796,985
Japan Airport Terminal Co., Ltd.	21,100	748,318
Japan Aviation Electronics Industry, Ltd.	35,400	571,385
Japan Business Systems, Inc.	3,100	25,117
Japan Cash Machine Co., Ltd.	10,900	93,994
#*Japan Communications, Inc.	94,800	119,882
Japan Electronic Materials Corp.	5,600	92,453
Japan Elevator Service Holdings Co., Ltd.	41,200	644,319
Japan Exchange Group, Inc.	146,100	3,441,634
#*Japan Hospice Holdings, Inc.	3,600	32,782
Japan Investment Adviser Co., Ltd.	11,200	77,578
Japan Lifeline Co., Ltd.	30,800	228,018
Japan Material Co., Ltd.	39,400	564,342
Japan Medical Dynamic Marketing, Inc.	9,000	38,604
Japan Oil Transportation Co., Ltd.	1,600	28,225
Japan Post Holdings Co., Ltd.	129,200	1,240,563
Japan Post Insurance Co., Ltd.	24,700	463,267
Japan Property Management Center Co., Ltd.	5,200	43,784
Japan Pulp & Paper Co., Ltd.	8,900	311,060
Japan Securities Finance Co., Ltd.	21,400	217,991
Japan Steel Works, Ltd. (The)	25,600	626,315
Japan System Techniques Co., Ltd.	5,000	53,474
Japan Tobacco, Inc.	254,500	6,865,265
Japan Transcity Corp.	18,200	84,081
Japan Wool Textile Co., Ltd. (The)	34,900	302,726
JBCC Holdings, Inc.	5,600	118,857
JCR Pharmaceuticals Co., Ltd.	38,200	197,839
JCU Corp.	14,200	341,092
JDC Corp.	22,600	74,249
JEOL, Ltd.	27,400	1,097,637
JFE Holdings, Inc.	242,732	3,641,790
JFE Systems, Inc.	3,000	70,537
Jichodo Co., Ltd.	700	60,185
*Jimoto Holdings, Inc.	2,700	7,858
JINS Holdings, Inc.	8,300	175,373
JINUSHI Co., Ltd.	5,300	86,052
JK Holdings Co., Ltd.	7,000	47,596
J-Lease Co., Ltd.	8,000	63,852
JM Holdings Co., Ltd.	8,900	149,592
JMS Co., Ltd.	8,097	27,476
J-Oil Mills, Inc.	13,000	163,486
Joshin Denki Co., Ltd.	11,900	192,529
Joyful Honda Co., Ltd.	34,400	490,976
JP-Holdings, Inc.	33,600	97,150
JSB Co., Ltd.	5,200	96,919

86

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
JSP Corp.	8,300	$122,893
JTEKT Corp.	62,100	483,020
Juki Corp.	11,500	39,389
Juroku Financial Group, Inc.	14,600	440,231
Justsystems Corp.	15,400	270,979
JVCKenwood Corp.	239,400	1,223,128
Kadokawa Corp.	9,800	180,008
Kadoya Sesame Mills, Inc.	2,000	46,389
Kaga Electronics Co., Ltd.	13,800	548,089
Kagome Co., Ltd.	11,100	284,404
Kajima Corp.	120,500	2,322,476
Kakaku.com, Inc.	72,900	844,744
Kakiyasu Honten Co., Ltd.	4,400	76,835
#Kamakura Shinsho, Ltd.	10,000	33,997
Kameda Seika Co., Ltd.	2,600	68,732
Kamei Corp.	15,300	197,953
Kamigumi Co., Ltd.	27,800	601,878
Kanaden Corp.	9,000	89,105
Kanagawa Chuo Kotsu Co., Ltd.	2,400	46,821
Kanamic Network Co., Ltd.	12,600	41,475
#Kanamoto Co., Ltd.	24,400	412,287
Kandenko Co., Ltd.	69,000	771,271
Kaneka Corp.	26,500	688,917
Kaneko Seeds Co., Ltd.	8,400	76,225
Kanematsu Corp.	49,000	799,930
Kanemi Co., Ltd.	600	12,163
Kanro, Inc.	800	11,515
Kansai Electric Power Co., Inc. (The)	89,600	1,342,875
#Kansai Food Market, Ltd.	6,700	83,236
Kansai Paint Co., Ltd.	39,200	514,396
Kanto Denka Kogyo Co., Ltd.	23,300	160,205
Kao Corp.	38,600	1,600,515
*Kaonavi, Inc.	2,600	24,040
#Kappa Create Co., Ltd.	2,100	21,498
Katitas Co., Ltd.	27,200	330,828
Kato Sangyo Co., Ltd.	13,900	404,992
Kato Works Co., Ltd.	6,800	59,935
KAWADA TECHNOLOGIES, Inc.	8,700	166,686
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	61,875
Kawasaki Heavy Industries, Ltd.	119,400	3,715,577
KDDI Corp.	392,800	10,982,874
#KeePer Technical Laboratory Co., Ltd.	8,000	229,530
Keihan Holdings Co., Ltd.	29,100	610,607
Keihanshin Building Co., Ltd.	11,600	116,615
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,900	36,894
Keikyu Corp.	29,700	236,860
Keio Corp.	22,600	554,785
Keisei Electric Railway Co., Ltd.	13,400	501,803
#KEIWA, Inc.	7,300	51,399
Keiyo Bank, Ltd. (The)	153,400	757,423
KEL Corp.	3,900	45,700
Kenko Mayonnaise Co., Ltd.	6,400	91,914
Kewpie Corp.	52,100	1,052,826
Keyence Corp.	9,408	4,202,856
KeyHolder, Inc.	7,900	48,143
KFC Holdings Japan, Ltd.	6,500	211,483
KH Neochem Co., Ltd.	21,635	333,259
Kibun Foods, Inc.	7,600	55,926

87

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kikkoman Corp.	83,900	$1,006,331
Kimura Chemical Plants Co., Ltd.	5,000	24,307
Kimura Unity Co., Ltd.	5,600	65,336
#King Jim Co., Ltd.	6,200	35,065
Kinki Sharyo Co., Ltd. (The)	3,200	46,953
Kintetsu Department Store Co., Ltd.	4,900	68,254
Kintetsu Group Holdings Co., Ltd.	24,000	618,435
Kirin Holdings Co., Ltd.	69,740	1,019,521
Ki-Star Real Estate Co., Ltd.	7,900	191,771
Kitagawa Corp.	4,000	39,323
Kita-Nippon Bank, Ltd. (The)	4,800	76,439
Kitz Corp.	37,400	319,420
Kiyo Bank, Ltd. (The)	87,800	1,010,427
#*KLab, Inc.	30,500	47,291
*KNT-CT Holdings Co., Ltd.	11,300	90,980
Koa Corp.	12,100	125,333
Koa Shoji Holdings Co., Ltd.	6,800	36,514
Koatsu Gas Kogyo Co., Ltd.	18,300	100,940
Kobayashi Pharmaceutical Co., Ltd.	6,400	227,588
Kobe Bussan Co., Ltd.	30,900	672,529
Kobe Steel, Ltd.	231,920	2,849,537
Koei Tecmo Holdings Co., Ltd.	38,300	358,990
Kohnan Shoji Co., Ltd.	21,024	595,857
Kohsoku Corp.	4,000	55,718
Koike-ya, Inc.	800	24,046
Koito Manufacturing Co., Ltd.	55,700	752,507
Kojima Co., Ltd.	23,500	121,857
Kokuyo Co., Ltd.	36,300	622,704
Komatsu, Ltd.	238,800	7,215,671
KOMEDA Holdings Co., Ltd.	35,800	589,671
#Komehyo Holdings Co., Ltd.	4,900	116,144
Komeri Co., Ltd.	19,800	480,011
#Konaka Co., Ltd.	11,200	27,971
Konami Group Corp.	19,100	1,159,606
Kondotec, Inc.	7,800	63,445
Konica Minolta, Inc.	589,000	1,965,018
Konishi Co., Ltd.	24,400	208,237
Konoike Transport Co., Ltd.	15,200	220,710
Konoshima Chemical Co., Ltd.	3,400	33,057
Kosaido Holdings Co., Ltd.	41,000	190,195
Kose Corp.	7,600	393,704
Koshidaka Holdings Co., Ltd.	33,700	185,670
Kotobuki Spirits Co., Ltd.	56,700	587,484
#Kotobukiya Co., Ltd.	900	10,958
Kozo Keikaku Engineering, Inc.	500	12,614
KPP Group Holdings Co., Ltd.	34,300	162,384
Krosaki Harima Corp.	12,700	275,201
KRS Corp.	7,000	52,134
K’s Holdings Corp.	138,020	1,328,760
KU Holdings Co., Ltd.	12,000	88,075
Kubota Corp.	61,300	991,575
Kubota Corp., ADR	371	29,665
*Kufu Co., Inc.	3,800	7,003
Kumagai Gumi Co., Ltd.	22,600	596,721
#Kumiai Chemical Industry Co., Ltd.	54,670	279,317
#Kura Sushi, Inc.	400	12,468
Kurabo Industries, Ltd.	10,700	252,601
Kuraray Co., Ltd.	312,900	3,471,696

88

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kureha Corp.	26,700	$477,449
Kurimoto, Ltd.	5,400	144,295
Kurita Water Industries, Ltd.	30,500	1,220,078
Kuriyama Holdings Corp.	9,700	85,803
Kushikatsu Tanaka Holdings Co.	3,700	39,759
Kusuri no Aoki Holdings Co., Ltd.	28,400	532,754
KYB Corp.	15,600	534,325
Kyodo Printing Co., Ltd.	4,100	85,588
Kyoei Steel, Ltd.	16,500	236,231
Kyokuto Boeki Kaisha, Ltd.	5,400	66,949
Kyokuto Kaihatsu Kogyo Co., Ltd.	18,800	307,629
Kyokuyo Co., Ltd.	6,100	139,936
Kyorin Pharmaceutical Co., Ltd.	26,200	306,179
#KYORITSU Co., Ltd.	20,700	22,230
Kyoritsu Maintenance Co., Ltd.	29,400	629,980
Kyosan Electric Manufacturing Co., Ltd.	21,600	70,689
Kyoto Financial Group, Inc.	75,600	1,350,918
Kyowa Kirin Co., Ltd.	24,900	419,154
Kyudenko Corp.	24,100	1,003,420
Kyushu Electric Power Co., Inc.	109,600	1,021,373
Kyushu Financial Group, Inc.	227,750	1,532,661
Kyushu Railway Co.	32,600	702,071
LA Holdings Co., Ltd.	3,000	90,649
Lacto Japan Co., Ltd.	6,600	109,465
LAND Co., Ltd.	670,800	29,839
Lasertec Corp.	13,300	2,924,284
Lawson, Inc.	23,600	1,548,438
LEC, Inc.	4,400	30,980
Leopalace21 Corp.	329,400	1,096,849
Life Corp.	15,700	393,585
Lifedrink Co., Inc.	4,200	134,248
#*LIFENET INSURANCE Co.	26,200	233,089
#LIFULL Co., Ltd.	32,200	33,967
LIKE, Inc.	3,700	40,276
Link And Motivation, Inc.	34,300	109,418
Lintec Corp.	23,662	473,646
Lion Corp.	89,400	803,586
LITALICO, Inc.	11,100	129,646
Lixil Corp.	142,900	1,541,012
Loadstar Capital KK	3,900	84,510
Look Holdings, Inc.	4,200	80,015
LY Corp.	200,500	488,111
M&A Capital Partners Co., Ltd.	8,800	119,335
M3, Inc.	47,400	509,498
Mabuchi Motor Co., Ltd.	42,400	659,044
Macnica Holdings, Inc.	29,750	1,330,540
Macromill, Inc.	33,700	158,044
Maeda Kosen Co., Ltd.	12,000	263,845
Maezawa Industries, Inc.	6,000	48,651
Makino Milling Machine Co., Ltd.	12,100	489,029
Makita Corp.	33,900	991,591
#Management Solutions Co., Ltd.	6,500	71,334
Mandom Corp.	28,800	237,918
Mani, Inc.	30,300	352,359
MarkLines Co., Ltd.	6,300	119,582
Marubeni Corp.	312,900	5,615,160
Marubun Corp.	11,700	108,476
Marudai Food Co., Ltd.	10,300	106,099

89

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Maruha Nichiro Corp.	35,100	$685,427
Marui Group Co., Ltd.	76,500	1,175,951
MARUKA FURUSATO Corp.	13,170	202,866
Maruwa Co., Ltd.	4,400	938,074
Maruyama Manufacturing Co., Inc.	1,400	21,974
Maruzen CHI Holdings Co., Ltd.	6,600	13,840
Maruzen Showa Unyu Co., Ltd.	7,100	212,732
Matching Service Japan Co., Ltd.	3,200	24,707
Matsuda Sangyo Co., Ltd.	10,200	178,118
Matsui Securities Co., Ltd.	55,700	285,995
MatsukiyoCocokara & Co.	35,190	502,475
Matsuoka Corp.	3,200	30,299
Matsuya Co., Ltd.	3,300	18,873
Max Co., Ltd.	5,400	121,132
Maxell, Ltd.	30,400	301,749
Maxvalu Tokai Co., Ltd.	5,800	114,257
Mazda Motor Corp.	290,300	3,327,940
McDonald’s Holdings Co Japan, Ltd.	11,700	515,985
MCJ Co., Ltd.	44,700	392,277
Mebuki Financial Group, Inc.	788,890	2,800,831
#MEC Co., Ltd.	6,600	174,473
Media Do Co., Ltd.	6,501	56,266
Medical Data Vision Co., Ltd.	18,300	67,913
Medical System Network Co., Ltd.	16,100	64,864
Medipal Holdings Corp.	74,200	1,164,643
Medius Holdings Co., Ltd.	7,500	37,032
*Medley, Inc.	3,200	74,426
MedPeer, Inc.	10,700	46,916
Megachips Corp.	18,800	440,835
Megmilk Snow Brand Co., Ltd.	23,300	376,969
Meidensha Corp.	27,000	602,230
Meiji Electric Industries Co., Ltd.	5,000	52,045
MEIJI Holdings Co., Ltd.	60,948	1,365,244
Meiji Shipping Group Co., Ltd.	12,300	60,888
Meiko Electronics Co., Ltd.	36,500	1,201,474
MEITEC Group Holdings, Inc.	42,800	802,746
Meiwa Corp.	15,700	66,745
Meiwa Estate Co., Ltd.	11,300	70,587
Melco Holdings, Inc.	3,800	82,947
#Members Co., Ltd.	5,700	33,034
Menicon Co., Ltd.	46,600	452,778
#*Mercari, Inc.	51,700	605,327
#*MetaReal Corp.	3,200	20,111
METAWATER Co., Ltd.	12,400	154,759
Micronics Japan Co., Ltd.	37,600	1,596,086
Midac Holdings Co., Ltd.	7,600	69,014
Mie Kotsu Group Holdings, Inc.	35,300	133,246
Mikuni Corp.	17,300	47,492
Milbon Co., Ltd.	9,592	189,384
MIMAKI ENGINEERING Co., Ltd.	11,400	89,250
Mimasu Semiconductor Industry Co., Ltd.	14,200	332,069
MINEBEA MITSUMI, Inc.	141,275	2,676,652
Ministop Co., Ltd.	9,400	92,289
MIRAIT ONE Corp.	53,490	655,347
Mirarth Holdings, Inc.	58,700	180,541
Miroku Jyoho Service Co., Ltd.	4,000	43,186
MISUMI Group, Inc.	52,700	865,021
Mitani Corp.	14,800	156,779

90

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Mitani Sangyo Co., Ltd.	17,900	$41,404
Mitsuba Corp.	29,900	276,836
Mitsubishi Chemical Group Corp.	683,400	4,001,863
Mitsubishi Corp.	527,700	12,139,129
Mitsubishi Electric Corp.	148,600	2,618,548
Mitsubishi Estate Co., Ltd.	92,000	1,700,098
Mitsubishi Gas Chemical Co., Inc.	56,200	998,004
Mitsubishi Heavy Industries, Ltd.	559,500	5,039,820
Mitsubishi Logisnext Co., Ltd.	17,600	175,256
Mitsubishi Logistics Corp.	31,500	1,048,699
Mitsubishi Materials Corp.	94,600	1,859,357
Mitsubishi Motors Corp.	214,901	680,626
#Mitsubishi Paper Mills, Ltd.	9,100	33,309
Mitsubishi Research Institute, Inc.	4,500	140,406
Mitsubishi Shokuhin Co., Ltd.	11,800	419,166
Mitsubishi Steel Manufacturing Co., Ltd.	9,600	84,125
Mitsubishi UFJ Financial Group, Inc.	1,427,600	14,329,071
#Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	221,488	2,203,806
Mitsuboshi Belting, Ltd.	7,300	224,755
Mitsui Chemicals, Inc.	69,297	1,983,374
Mitsui DM Sugar Holdings Co., Ltd.	10,300	200,613
#Mitsui E&S Co., Ltd.	180,900	1,970,340
Mitsui Fudosan Co., Ltd.	194,100	1,989,536
Mitsui High-Tec, Inc.	12,800	583,042
Mitsui Matsushima Holdings Co., Ltd.	5,800	117,021
Mitsui Mining & Smelting Co., Ltd.	37,800	1,193,343
Mitsui-Soko Holdings Co., Ltd.	16,000	472,786
Mitsuuroko Group Holdings Co., Ltd.	22,700	195,171
Miura Co., Ltd.	3,001	47,619
Miyazaki Bank, Ltd. (The)	10,000	194,770
Miyoshi Oil & Fat Co., Ltd.	4,500	36,059
Mizuho Financial Group, Inc.	208,835	4,050,230
#Mizuho Medy Co., Ltd.	3,600	76,180
Mizuno Corp.	12,400	604,378
Mochida Pharmaceutical Co., Ltd.	13,200	267,582
Modec, Inc.	17,800	353,478
Monex Group, Inc.	152,300	793,607
Monogatari Corp. (The)	18,400	500,442
#MonotaRO Co., Ltd.	44,100	535,539
MORESCO Corp.	3,400	28,023
Morinaga & Co., Ltd.	49,000	793,391
Morinaga Milk Industry Co., Ltd.	51,800	1,016,151
Moriroku Holdings Co., Ltd.	6,700	115,381
Morita Holdings Corp.	18,300	216,416
Morito Co., Ltd.	9,700	95,049
Morozoff, Ltd.	2,200	58,298
Mory Industries, Inc.	2,300	96,171
MrMax Holdings, Ltd.	19,900	82,703
MS&AD Insurance Group Holdings, Inc.	118,239	2,138,769
Mugen Estate Co., Ltd.	9,100	80,553
m-up Holdings, Inc.	15,800	105,323
Murata Manufacturing Co., Ltd.	243,017	4,483,842
Musashi Seimitsu Industry Co., Ltd.	30,400	323,579
Musashino Bank, Ltd. (The)	21,300	418,921
Nabtesco Corp.	36,701	611,042
NAC Co., Ltd.	14,600	49,358
Nachi-Fujikoshi Corp.	11,199	243,031
Nadex Co., Ltd.	1,300	8,806

91

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nafco Co., Ltd.	10,200	$187,258
Nagano Keiki Co., Ltd.	11,200	170,173
Nagase & Co., Ltd.	56,100	973,056
Nagase Brothers, Inc.	2,900	34,682
Nagatanien Holdings Co., Ltd.	6,000	88,647
#Nagawa Co., Ltd.	1,600	75,036
Nagoya Railroad Co., Ltd.	35,600	465,459
Naigai Tec Corp.	1,400	26,734
Nakabayashi Co., Ltd.	12,000	39,882
Nakamoto Packs Co., Ltd.	3,000	31,780
Nakamuraya Co., Ltd.	2,400	47,812
Nakanishi, Inc.	28,200	434,205
Nakayama Steel Works, Ltd.	26,700	155,756
Namura Shipbuilding Co., Ltd.	40,000	501,509
Nankai Electric Railway Co., Ltd.	25,800	450,453
Nanto Bank, Ltd. (The)	36,200	699,317
Nanyo Corp.	5,200	41,537
Narasaki Sangyo Co., Ltd.	1,200	23,754
Natori Co., Ltd.	3,500	47,307
NEC Corp.	54,600	3,990,087
NEC Networks & System Integration Corp.	24,300	404,730
NET One Systems Co., Ltd.	53,230	894,186
*Net Protections Holdings, Inc.	8,100	11,375
New Art Holdings Co., Ltd.	5,200	54,358
*New Japan Chemical Co., Ltd.	900	961
Nexon Co., Ltd.	19,600	307,828
#Nextage Co., Ltd.	27,600	488,983
NGK Insulators, Ltd.	118,500	1,620,513
NH Foods, Ltd.	37,500	1,235,583
NHK Spring Co., Ltd.	112,300	1,143,588
Nicca Chemical Co., Ltd.	4,900	31,200
Nice Corp.	2,400	26,491
Nichias Corp.	38,800	1,070,073
Nichiban Co., Ltd.	6,100	74,116
Nichicon Corp.	39,700	337,046
Nichiden Corp.	8,300	133,969
Nichiha Corp.	13,800	322,715
Nichimo Co., Ltd.	2,800	37,045
Nichirei Corp.	51,500	1,294,659
Nichirin Co., Ltd.	7,230	181,250
NIDEC Corp.	9,236	432,733
#NIDEC Corp., Sponsored ADR	10,124	118,653
Nifco, Inc.	37,900	920,496
Nihon Chouzai Co., Ltd.	9,220	90,170
Nihon Dempa Kogyo Co., Ltd.	17,000	140,222
Nihon Denkei Co., Ltd.	3,600	52,731
Nihon Flush Co., Ltd.	14,600	84,892
Nihon House Holdings Co., Ltd.	12,800	25,378
Nihon Kohden Corp.	29,500	806,088
Nihon M&A Center Holdings, Inc.	190,200	1,048,992
Nihon Nohyaku Co., Ltd.	77,300	368,411
Nihon Plast Co., Ltd.	8,329	26,729
Nihon Yamamura Glass Co., Ltd.	2,501	22,886
Nikkiso Co., Ltd.	44,400	356,351
Nikko Co., Ltd.	14,600	69,027
Nikkon Holdings Co., Ltd.	29,200	575,223
Nikon Corp.	121,700	1,269,086
Nintendo Co., Ltd.	110,500	5,420,900

92

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nippi, Inc.	1,200	$41,026
Nippn Corp.	33,200	513,723
Nippon Air Conditioning Services Co., Ltd.	3,400	19,510
Nippon Aqua Co., Ltd.	11,900	72,747
Nippon Avionics Co., Ltd.	1,200	69,164
Nippon Carbide Industries Co., Inc.	5,300	60,792
Nippon Carbon Co., Ltd.	5,900	208,833
Nippon Chemical Industrial Co., Ltd.	5,300	81,639
*Nippon Chemi-Con Corp.	16,800	170,600
Nippon Coke & Engineering Co., Ltd.	96,800	79,967
Nippon Concept Corp.	3,900	44,882
Nippon Concrete Industries Co., Ltd.	27,100	69,401
Nippon Denko Co., Ltd.	269,600	534,523
Nippon Dry-Chemical Co., Ltd.	4,100	69,200
Nippon Electric Glass Co., Ltd.	54,400	1,350,623
NIPPON EXPRESS HOLDINGS, Inc.	43,700	2,239,915
Nippon Fine Chemical Co., Ltd.	3,500	54,157
Nippon Gas Co., Ltd.	119,800	1,954,986
Nippon Kayaku Co., Ltd.	81,100	662,756
#Nippon Kodoshi Corp.	3,200	41,707
Nippon Light Metal Holdings Co., Ltd.	50,700	604,411
Nippon Paint Holdings Co., Ltd.	29,600	191,013
Nippon Paper Industries Co., Ltd.	75,300	527,313
Nippon Parking Development Co., Ltd.	168,300	207,481
Nippon Pillar Packing Co., Ltd.	15,100	602,599
Nippon Rietec Co., Ltd.	7,697	64,368
Nippon Road Co., Ltd. (The)	13,400	161,449
Nippon Sanso Holdings Corp.	53,300	1,593,598
Nippon Seisen Co., Ltd.	7,000	59,340
Nippon Sharyo, Ltd.	4,700	72,158
#*Nippon Sheet Glass Co., Ltd.	76,431	255,960
Nippon Shinyaku Co., Ltd.	17,900	496,397
Nippon Shokubai Co., Ltd.	24,400	232,658
Nippon Signal Company, Ltd.	29,000	188,155
Nippon Soda Co., Ltd.	12,000	441,521
Nippon Steel Corp.	225,878	5,082,668
Nippon Telegraph & Telephone Corp.	2,249,400	2,441,442
Nippon Thompson Co., Ltd.	28,200	117,377
Nippon Yakin Kogyo Co., Ltd.	22,250	661,710
Nipro Corp.	104,100	844,099
Nishimatsu Construction Co., Ltd.	22,100	641,520
Nishimatsuya Chain Co., Ltd.	31,700	442,771
Nishimoto Co., Ltd.	2,900	107,622
Nishi-Nippon Financial Holdings, Inc.	80,900	1,026,641
Nishi-Nippon Railroad Co., Ltd.	26,600	415,401
Nishio Holdings Co., Ltd.	14,900	381,578
Nissan Chemical Corp.	24,000	823,868
Nissan Motor Co., Ltd.	297,200	1,098,600
Nissan Tokyo Sales Holdings Co., Ltd.	23,400	82,230
Nissei ASB Machine Co., Ltd.	3,300	109,256
Nissei Plastic Industrial Co., Ltd.	8,100	57,958
Nissha Co., Ltd.	23,201	250,491
Nisshin Oillio Group, Ltd. (The)	12,300	395,501
Nisshin Seifun Group, Inc.	64,730	845,708
Nisshinbo Holdings, Inc.	84,455	642,945
Nissin Corp.	8,300	164,560
Nissin Foods Holdings Co., Ltd.	10,700	285,918
Nisso Holdings Co., Ltd.	3,600	18,988

93

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nissui Corp.	328,100	$1,977,169
Niterra Co., Ltd.	104,900	3,447,671
Nitori Holdings Co., Ltd.	11,200	1,512,052
Nitta Gelatin, Inc.	6,300	28,705
Nitto Denko Corp.	43,000	3,571,379
Nitto Fuji Flour Milling Co., Ltd.	1,400	47,240
Nitto Kogyo Corp.	16,700	449,960
Nitto Seiko Co., Ltd.	15,000	58,812
Nittoc Construction Co., Ltd.	12,900	93,534
Nittoku Co., Ltd.	7,900	98,144
Noevir Holdings Co., Ltd.	7,700	255,419
NOF Corp.	62,400	841,834
Nohmi Bosai, Ltd.	12,000	183,624
Nojima Corp.	57,200	685,171
Nomura Holdings, Inc.	833,800	4,768,659
#Nomura Holdings, Inc., Sponsored ADR	262,236	1,497,368
#Nomura Micro Science Co., Ltd.	15,600	508,550
Nomura Real Estate Holdings, Inc.	48,000	1,352,168
Nomura Research Institute, Ltd.	42,579	1,037,654
Noritake Co., Ltd.	14,500	383,313
Noritz Corp.	16,000	181,387
North Pacific Bank, Ltd.	79,700	230,442
NPC, Inc.	3,300	18,160
NPR-RIKEN Corp.	19,574	361,590
#NS Solutions Corp.	11,300	369,809
NS Tool Co., Ltd.	3,200	18,830
NS United Kaiun Kaisha, Ltd.	14,600	442,087
NSD Co., Ltd.	38,060	747,342
NSK, Ltd.	137,700	759,619
NSW, Inc.	6,100	115,825
NTN Corp.	271,472	541,685
NTT Data Group Corp.	79,600	1,251,424
Oat Agrio Co., Ltd.	4,400	56,089
Obara Group, Inc.	5,700	149,595
Obayashi Corp.	184,600	2,066,948
OBIC Business Consultants Co., Ltd.	2,200	90,676
Obic Co., Ltd.	3,700	478,709
Ochi Holdings Co., Ltd.	2,000	20,335
Odakyu Electric Railway Co., Ltd.	77,100	869,650
Odawara Engineering Co., Ltd.	1,500	17,691
Oenon Holdings, Inc.	26,500	60,287
Ogaki Kyoritsu Bank, Ltd. (The)	27,200	391,152
Ohba Co., Ltd.	4,400	31,511
Ohsho Food Service Corp.	3,500	174,149
OIE Sangyo Co., Ltd.	3,000	30,884
Oiles Corp.	14,584	221,311
#*Oisix ra daichi, Inc.	24,300	185,611
Oita Bank, Ltd. (The)	10,200	190,369
Oji Holdings Corp.	469,400	1,845,504
Okabe Co., Ltd.	19,600	100,139
Okada Aiyon Corp.	1,200	22,991
Okamoto Industries, Inc.	4,400	138,684
Okamoto Machine Tool Works, Ltd.	2,400	91,812
Okamura Corp.	25,300	384,568
Okasan Securities Group, Inc.	89,500	430,537
Oki Electric Industry Co., Ltd.	62,900	452,069
Okinawa Cellular Telephone Co.	17,700	381,861
Okinawa Electric Power Co., Inc. (The)	15,985	119,559

94

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Okinawa Financial Group, Inc.	3,980	$67,857
OKUMA Corp.	13,200	596,229
Okumura Corp.	16,400	514,308
Okura Industrial Co., Ltd.	4,700	93,633
Okuwa Co., Ltd.	13,000	77,984
Olba Healthcare Holdings, Inc.	1,400	17,437
Olympus Corp.	106,600	1,490,632
Omron Corp.	16,000	555,143
Ono Pharmaceutical Co., Ltd.	84,600	1,223,586
Onoken Co., Ltd.	9,200	108,156
Onward Holdings Co., Ltd.	92,500	356,798
Ootoya Holdings Co., Ltd.	2,200	71,020
Open House Group Co., Ltd.	37,601	1,151,219
Open Up Group, Inc.	20,300	259,289
Optex Group Co., Ltd.	16,100	189,990
Optim Corp.	10,500	59,851
#Optimus Group Co., Ltd.	48,400	242,977
Optorun Co., Ltd.	25,300	314,793
Oracle Corp.	6,200	468,649
Organo Corp.	16,200	756,649
Oricon, Inc.	3,100	16,252
Oriental Land Co., Ltd.	55,900	1,549,492
Oriental Shiraishi Corp.	55,200	132,944
Oro Co., Ltd.	5,500	91,815
Osaka Gas Co., Ltd.	41,300	918,565
#Osaka Organic Chemical Industry, Ltd.	8,700	181,889
#OSAKA Titanium Technologies Co., Ltd.	21,000	330,417
Osaki Electric Co., Ltd.	22,500	98,656
OSG Corp.	56,000	726,311
Otsuka Corp.	34,800	696,155
Otsuka Holdings Co., Ltd.	20,500	878,283
OUG Holdings, Inc.	3,600	61,767
Oval Corp.	7,400	24,641
Pacific Industrial Co., Ltd.	35,800	369,909
PAL GROUP Holdings Co., Ltd.	31,400	379,119
PALTAC Corp.	12,550	380,013
Pan Pacific International Holdings Corp.	109,000	2,580,841
Panasonic Holdings Corp.	497,744	4,371,253
Paraca, Inc.	1,600	20,803
Paramount Bed Holdings Co., Ltd.	14,100	241,474
*Park24 Co., Ltd.	63,000	681,384
Pasco Corp.	2,100	26,343
#Pasona Group, Inc.	19,600	276,628
PCI Holdings, Inc.	5,200	31,194
#Pegasus Co., Ltd.	6,900	23,020
Penta-Ocean Construction Co., Ltd.	255,500	1,286,227
People Dreams & Technologies Group Co., Ltd.	4,700	51,490
*PeptiDream, Inc.	59,400	763,237
Persol Holdings Co., Ltd.	882,400	1,229,130
#Pharma Foods International Co., Ltd.	7,800	41,784
#PHC Holdings Corp.	14,400	104,318
PIA Corp.	3,100	61,364
Pickles Holdings Co., Ltd.	5,900	44,316
Pigeon Corp.	65,800	601,071
Pilot Corp.	17,400	467,162
Plus Alpha Consulting Co., Ltd.	16,300	209,751
Pola Orbis Holdings, Inc.	13,600	125,054
Pole To Win Holdings, Inc.	20,400	64,429

95

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Port, Inc.	3,600	$46,280
*PR Times Corp.	2,600	30,004
Premium Water Holdings, Inc.	3,700	71,712
Press Kogyo Co., Ltd.	66,500	329,193
Pressance Corp.	15,100	175,598
Prestige International, Inc.	44,600	191,590
Prima Meat Packers, Ltd.	13,700	200,932
Procrea Holdings, Inc.	35,372	415,837
Pro-Ship, Inc.	6,500	57,332
Proto Corp.	18,500	164,585
PS Mitsubishi Construction Co., Ltd.	5,940	37,596
Punch Industry Co., Ltd.	4,500	13,040
#QB Net Holdings Co., Ltd.	7,200	52,205
Qol Holdings Co., Ltd.	15,200	171,738
Quick Co., Ltd.	6,100	90,590
Raccoon Holdings, Inc.	7,500	32,075
Raito Kogyo Co., Ltd.	25,000	326,153
Raiznext Corp.	13,900	179,309
#*Raksul, Inc.	25,000	143,615
Rakus Co., Ltd.	32,900	337,540
*Rakuten Group, Inc.	68,500	332,347
Rasa Corp.	4,600	55,715
Rasa Industries, Ltd.	5,500	98,456
Raysum Co., Ltd.	6,245	144,651
Recruit Holdings Co., Ltd.	186,300	8,171,084
Relo Group, Inc.	53,400	467,778
Renaissance, Inc.	5,100	32,798
Renesas Electronics Corp.	190,600	3,183,631
Rengo Co., Ltd.	159,100	1,198,065
*RENOVA, Inc.	24,400	230,720
Resona Holdings, Inc.	471,083	2,996,563
Resonac Holdings Corp.	121,200	2,638,650
Resorttrust, Inc.	43,500	723,825
Restar Corp.	8,400	159,977
Retail Partners Co., Ltd.	11,800	126,575
Rheon Automatic Machinery Co., Ltd.	6,200	59,216
Ricoh Co., Ltd.	109,600	951,726
Ride On Express Holdings Co., Ltd.	4,800	31,692
Riken Keiki Co., Ltd.	8,800	218,092
Riken Technos Corp.	20,500	131,573
Riken Vitamin Co., Ltd.	10,500	181,556
Ringer Hut Co., Ltd.	3,000	44,228
Rinnai Corp.	21,300	463,588
Rion Co., Ltd.	4,000	80,704
Riso Kagaku Corp.	7,660	143,499
#Riso Kyoiku Co., Ltd.	79,900	140,135
Rix Corp.	900	25,679
Rock Field Co., Ltd.	2,300	22,742
Rohm Co., Ltd.	40,800	594,895
Rohto Pharmaceutical Co., Ltd.	84,300	1,651,555
Rokko Butter Co., Ltd.	8,459	78,696
Roland Corp.	7,400	201,500
Roland DG Corp.	9,900	350,415
Rorze Corp.	7,500	1,332,094
Round One Corp.	153,500	679,881
Royal Holdings Co., Ltd.	15,800	247,796
RS Technologies Co., Ltd.	11,100	223,954
#Ryobi, Ltd.	17,001	296,449

96

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
RYODEN Corp.	8,100	$136,609
Ryohin Keikaku Co., Ltd.	144,200	2,341,709
*Ryoyo Ryosan Holdings, Inc.	13,068	230,858
S Foods, Inc.	10,700	207,044
S&B Foods, Inc.	1,400	40,435
Saibu Gas Holdings Co., Ltd.	9,100	113,631
Saizeriya Co., Ltd.	13,000	440,314
Sakai Chemical Industry Co., Ltd.	8,900	116,280
Sakai Heavy Industries, Ltd.	2,100	84,072
Sakai Moving Service Co., Ltd.	8,200	145,121
Sakata INX Corp.	29,100	296,982
Sakata Seed Corp.	9,500	219,442
#Sakura Internet, Inc.	9,600	360,538
#Sala Corp.	30,100	150,725
#Samco, Inc.	1,300	37,010
SAMTY Co., Ltd.	15,700	268,775
San Holdings, Inc.	6,400	44,127
San ju San Financial Group, Inc.	5,390	71,483
San-A Co., Ltd.	12,500	376,116
San-Ai Obbli Co., Ltd.	38,000	500,823
Sangetsu Corp.	24,300	518,073
San-In Godo Bank, Ltd. (The)	79,700	623,966
*Sanix, Inc.	5,900	12,710
Sanken Electric Co., Ltd.	20,100	888,352
Sanki Engineering Co., Ltd.	27,700	390,245
Sanko Gosei, Ltd.	19,400	83,707
Sanko Metal Industrial Co., Ltd.	1,200	35,840
Sankyo Co., Ltd.	111,500	1,216,215
Sankyo Frontier Co., Ltd.	2,300	62,847
Sankyo Tateyama, Inc.	20,601	106,563
Sankyu, Inc.	35,500	1,234,204
Sanoh Industrial Co., Ltd.	23,800	171,809
Sanrio Co., Ltd.	57,900	982,201
Sansei Technologies, Inc.	6,300	49,562
Sansha Electric Manufacturing Co., Ltd.	5,100	49,974
Sanshin Electronics Co., Ltd.	5,100	71,234
Santec Holdings Corp.	2,700	85,445
Santen Pharmaceutical Co., Ltd.	169,900	1,645,935
Sanwa Holdings Corp.	93,100	1,532,587
Sanyo Chemical Industries, Ltd.	8,200	215,467
Sanyo Denki Co., Ltd.	6,700	317,193
Sanyo Electric Railway Co., Ltd.	2,659	35,180
Sanyo Special Steel Co., Ltd.	15,300	208,453
Sanyo Trading Co., Ltd.	15,000	142,789
Sapporo Holdings, Ltd.	48,100	1,742,561
Sato Holdings Corp.	19,800	275,676
Sato Shoji Corp.	8,200	91,762
#Satori Electric Co., Ltd.	7,500	109,618
Sawai Group Holdings Co., Ltd.	19,600	732,610
SB Technology Corp.	5,200	97,249
#SBI Global Asset Management Co., Ltd.	16,300	67,535
SBI Holdings, Inc.	40,630	994,546
SBS Holdings, Inc.	16,500	285,302
SCREEN Holdings Co., Ltd.	27,800	2,930,779
Scroll Corp.	21,200	126,501
SCSK Corp.	29,800	544,530
Secom Co., Ltd.	7,400	516,328
Sega Sammy Holdings, Inc.	92,900	1,224,971

97

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Segue Group Co., Ltd.	4,900	$16,129
Seibu Holdings, Inc.	67,000	1,046,948
Seika Corp.	4,300	111,349
Seikitokyu Kogyo Co., Ltd.	20,100	228,506
Seiko Epson Corp.	107,600	1,780,513
Seiko Group Corp.	19,200	509,389
Seino Holdings Co., Ltd.	49,300	662,597
Seiren Co., Ltd.	24,300	407,046
Sekisui Chemical Co., Ltd.	135,800	1,986,107
Sekisui House, Ltd.	127,600	2,940,156
Sekisui Kasei Co., Ltd.	12,300	38,847
SEMITEC Corp.	4,400	49,937
Senko Group Holdings Co., Ltd.	66,500	488,930
Senshu Electric Co., Ltd.	8,800	307,565
Senshu Ikeda Holdings, Inc.	180,940	462,224
Septeni Holdings Co., Ltd.	25,100	73,371
Seria Co., Ltd.	41,100	703,348
Seven & i Holdings Co., Ltd.	633,700	8,214,965
Seven Bank, Ltd.	284,000	508,570
SFP Holdings Co., Ltd.	1,600	20,894
SG Holdings Co., Ltd.	54,900	643,492
#*Sharingtechnology, Inc.	12,300	43,302
#Sharp Corp.	70,100	370,178
Shibaura Electronics Co., Ltd.	5,400	210,009
Shibaura Machine Co., Ltd.	17,500	394,227
#Shibaura Mechatronics Corp.	8,700	338,900
Shibusawa Warehouse Co., Ltd. (The)	4,200	81,270
Shibuya Corp.	9,500	213,405
*SHIFT, Inc.	6,400	597,032
Shiga Bank, Ltd. (The)	18,000	466,686
Shikibo, Ltd.	4,398	29,289
Shikoku Bank, Ltd. (The)	7,600	54,960
Shikoku Electric Power Co., Inc.	66,300	552,131
Shima Seiki Manufacturing, Ltd.	11,600	103,863
Shimadzu Corp.	33,900	928,687
Shimano, Inc.	7,000	1,148,318
Shimizu Bank, Ltd. (The)	12,400	123,397
Shimizu Corp.	63,100	391,957
#Shimojima Co., Ltd.	5,800	46,735
Shin Maint Holdings Co., Ltd.	2,200	19,167
Shin Nippon Air Technologies Co., Ltd.	6,300	160,337
Shin Nippon Biomedical Laboratories, Ltd.	10,500	102,888
Shinagawa Refractories Co., Ltd.	19,100	234,009
Shindengen Electric Manufacturing Co., Ltd.	6,200	116,739
Shin-Etsu Chemical Co., Ltd.	222,300	8,751,301
Shin-Etsu Polymer Co., Ltd.	28,900	283,922
Shinko Electric Industries Co., Ltd.	23,300	827,675
Shinko Shoji Co., Ltd.	15,600	103,395
Shinmaywa Industries, Ltd.	43,300	331,288
Shinnihonseiyaku Co., Ltd.	2,500	27,198
Shinobu Foods Products Co., Ltd.	5,400	32,016
Shinsho Corp.	2,400	104,776
Shinwa Co., Ltd.	8,500	39,863
Shinwa Co., Ltd.	4,900	87,466
Shionogi & Co., Ltd.	25,800	1,208,968
Ship Healthcare Holdings, Inc.	45,500	680,050
Shiseido Co., Ltd.	21,500	575,875
Shizuoka Financial Group, Inc.	161,300	1,509,321

98

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Shizuoka Gas Co., Ltd.	36,000	$220,989
SHO-BOND Holdings Co., Ltd.	16,400	635,615
Shoei Co., Ltd.	32,400	417,752
Shoei Foods Corp.	4,400	120,649
Shofu, Inc.	6,000	116,671
Showa Sangyo Co., Ltd.	11,000	247,101
SIGMAXYZ Holdings, Inc.	19,200	192,653
Siix Corp.	24,200	251,435
Simplex Holdings, Inc.	12,800	208,880
Sinanen Holdings Co., Ltd.	3,600	114,612
Sinfonia Technology Co., Ltd.	16,400	350,688
SKY Perfect JSAT Holdings, Inc.	100,100	591,574
Skylark Holdings Co., Ltd.	207,100	2,960,452
#*Smaregi, Inc.	1,900	27,468
SMC Corp.	1,300	689,963
SMK Corp.	2,400	37,350
SMS Co., Ltd.	43,100	602,274
Socionext, Inc.	16,000	476,955
Soda Nikka Co., Ltd.	9,000	64,169
Sodick Co., Ltd.	34,800	161,876
SoftBank Corp.	314,200	3,815,564
Softcreate Holdings Corp.	8,400	99,125
Software Service, Inc.	1,000	86,105
Sohgo Security Services Co., Ltd.	107,500	599,511
Sojitz Corp.	90,600	2,336,894
Soken Chemical & Engineering Co., Ltd.	4,100	76,495
Solasto Corp.	22,100	69,938
Soliton Systems KK	3,000	24,669
Sompo Holdings, Inc.	164,825	3,267,906
Sony Group Corp.	175,000	14,551,361
#Sony Group Corp., ADR	41,445	3,422,114
Sotetsu Holdings, Inc.	30,358	485,759
Sparx Group Co., Ltd.	13,440	155,867
SPK Corp.	3,300	43,241
S-Pool, Inc.	23,100	44,772
Square Enix Holdings Co., Ltd.	11,200	406,962
*SRE Holdings Corp.	4,400	109,046
ST Corp.	6,400	62,469
St Marc Holdings Co., Ltd.	3,900	52,466
Star Mica Holdings Co., Ltd.	16,000	65,072
Star Micronics Co., Ltd.	29,000	345,534
Startia Holdings, Inc.	1,300	12,053
Starts Corp., Inc.	22,400	508,169
Starzen Co., Ltd.	6,300	109,334
St-Care Holding Corp.	8,100	45,759
Stella Chemifa Corp.	6,300	153,732
Step Co., Ltd.	1,700	21,465
STI Foods Holdings, Inc.	1,100	29,568
Strike Co., Ltd.	6,300	178,153
Studio Alice Co., Ltd.	6,500	84,634
Subaru Corp.	284,700	6,389,988
Sugi Holdings Co., Ltd.	26,900	396,752
Sugimoto & Co., Ltd.	5,100	75,707
#SUMCO Corp.	173,600	2,629,952
Sumida Corp.	25,800	205,429
#Suminoe Textile Co., Ltd.	2,900	49,407
Sumitomo Bakelite Co., Ltd.	37,400	1,074,241
Sumitomo Chemical Co., Ltd.	568,100	1,217,679

99

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sumitomo Corp.	96,400	$2,545,305
Sumitomo Electric Industries, Ltd.	216,800	3,362,938
#Sumitomo Forestry Co., Ltd.	106,000	3,290,503
Sumitomo Heavy Industries, Ltd.	53,600	1,502,428
Sumitomo Metal Mining Co., Ltd.	101,800	3,437,646
Sumitomo Mitsui Construction Co., Ltd.	31,820	82,095
Sumitomo Mitsui Financial Group, Inc.	98,083	5,597,085
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	23,500	266,020
Sumitomo Mitsui Trust Holdings, Inc.	122,188	2,576,302
Sumitomo Osaka Cement Co., Ltd.	24,900	620,581
*Sumitomo Pharma Co., Ltd.	106,800	270,792
Sumitomo Realty & Development Co., Ltd.	56,000	1,954,386
Sumitomo Riko Co., Ltd.	31,300	262,151
Sumitomo Rubber Industries, Ltd.	115,533	1,404,838
Sumitomo Seika Chemicals Co., Ltd.	5,300	169,409
Sumitomo Warehouse Co., Ltd. (The)	30,600	508,299
Sun Corp.	900	19,159
Sun Frontier Fudousan Co., Ltd.	24,100	300,934
*Sun*, Inc.	2,100	12,397
Suncall Corp.	15,000	44,991
Sundrug Co., Ltd.	29,500	860,452
Suntory Beverage & Food, Ltd.	44,900	1,462,570
Sun-Wa Technos Corp.	5,200	74,845
Suruga Bank, Ltd.	99,200	606,427
Suzuden Corp.	5,000	67,931
Suzuken Co., Ltd.	36,160	1,071,254
Suzuki Co., Ltd.	5,900	53,577
Suzuki Motor Corp.	320,000	3,743,653
SWCC Corp.	35,900	952,451
#Synchro Food Co., Ltd.	6,000	21,085
Sysmex Corp.	98,800	1,590,632
System Research Co., Ltd.	6,800	68,058
System Support, Inc.	4,300	51,371
Systems Engineering Consultants Co., Ltd.	1,100	32,993
Systena Corp.	204,100	341,107
Syuppin Co., Ltd.	12,000	88,686
T Hasegawa Co., Ltd.	13,100	256,814
T RAD Co., Ltd.	2,600	63,775
T&D Holdings, Inc.	89,600	1,467,284
Tachibana Eletech Co., Ltd.	9,520	182,699
Tachi-S Co., Ltd., Class S	24,900	316,936
Tadano, Ltd.	52,300	422,415
Taihei Dengyo Kaisha, Ltd.	7,300	206,895
Taiheiyo Cement Corp.	70,922	1,630,127
Taiho Kogyo Co., Ltd.	14,500	82,007
Taikisha, Ltd.	10,800	319,474
Taiko Bank, Ltd. (The)	1,200	11,156
Taisei Corp.	44,100	1,617,546
Taisei Lamick Co., Ltd.	3,200	58,219
Taiyo Holdings Co., Ltd.	22,500	461,824
Taiyo Yuden Co., Ltd.	56,400	1,337,558
Takamatsu Construction Group Co., Ltd.	8,300	140,404
Takamiya Co., Ltd.	7,101	24,096
Takaoka Toko Co., Ltd.	6,380	89,843
Takara & Co., Ltd.	5,400	89,460
Takara Bio, Inc.	37,000	240,295
Takara Holdings, Inc.	89,600	590,159
Takara Standard Co., Ltd.	27,100	331,334

100

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Takasago International Corp.	7,900	$176,208
Takasago Thermal Engineering Co., Ltd.	20,500	689,130
Takashima & Co., Ltd.	6,400	48,397
Takashimaya Co., Ltd.	156,600	2,224,135
#Takasho Co., Ltd.	7,622	24,750
Take And Give Needs Co., Ltd.	9,700	63,613
TAKEBISHI Corp.	4,700	61,675
Takeda Pharmaceutical Co., Ltd.	220,808	5,827,316
Takeda Pharmaceutical Co., Ltd., Sponsored ADR	5,264	68,853
Takeuchi Manufacturing Co., Ltd.	22,900	876,040
Taki Chemical Co., Ltd.	3,900	97,398
Takuma Co., Ltd.	15,800	198,598
#Tama Home Co., Ltd.	22,800	632,428
Tamron Co., Ltd.	11,400	533,181
Tamura Corp.	31,001	128,247
Tanseisha Co., Ltd.	12,600	70,621
*TASUKI Holdings, Inc.	8,200	32,307
#*Tatsuta Electric Wire and Cable Co., Ltd.	17,800	80,536
Tayca Corp.	8,800	83,658
#Tazmo Co., Ltd.	5,100	122,829
TBK Co., Ltd.	12,900	29,265
TDC Soft, Inc.	13,000	95,993
TDK Corp.	150,700	6,783,966
TDK Corp., ADR	20,998	934,621
TechMatrix Corp.	24,100	257,747
TECHNO HORIZON Co., Ltd.	4,700	15,650
Techno Quartz, Inc.	2,500	85,152
Techno Smart Corp.	2,000	23,245
TechnoPro Holdings, Inc.	66,700	1,144,409
Tecnos Japan, Inc.	4,000	15,099
Teijin, Ltd.	128,716	1,259,636
Teikoku Electric Manufacturing Co., Ltd.	6,500	102,933
Tekken Corp.	6,100	111,716
Temairazu, Inc.	500	10,326
Tenma Corp.	8,000	114,689
Tenpos Holdings Co., Ltd.	800	17,335
#Tera Probe, Inc.	2,800	95,371
#Terasaki Electric Co., Ltd.	3,600	43,923
Terumo Corp.	57,200	979,050
#TESEC Corp.	2,500	33,489
Tess Holdings Co., Ltd.	20,800	57,233
T-Gaia Corp.	5,900	79,746
THK Co., Ltd.	50,700	1,115,390
TIS, Inc.	56,100	1,203,531
TKC Corp.	10,600	244,851
*TKP Corp.	4,100	36,736
TOA Corp.	36,400	253,284
TOA ROAD Corp.	24,000	197,960
Tobishima Corp.	11,400	99,537
Tobu Railway Co., Ltd.	21,500	428,320
Tocalo Co., Ltd.	37,700	436,497
Tochigi Bank, Ltd. (The)	26,400	59,724
Toda Corp.	143,300	939,306
#*Toda Kogyo Corp.	3,500	46,062
Toei Animation Co., Ltd.	15,000	250,024
Toell Co., Ltd.	4,200	20,257
Toenec Corp.	5,100	175,655
Togami Electric Manufacturing Co., Ltd.	1,400	27,713

101

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Toho Bank, Ltd. (The)	143,500	$309,132
Toho Co., Ltd.	5,400	181,390
Toho Co., Ltd.	5,000	101,992
Toho Gas Co., Ltd.	31,400	808,121
Toho Holdings Co., Ltd.	31,400	752,850
#Toho Titanium Co., Ltd.	27,700	240,449
*Toho Zinc Co., Ltd.	6,400	42,459
Tohoku Bank, Ltd. (The)	1,800	13,543
Tohoku Electric Power Co., Inc.	117,900	912,917
#Tokai Carbon Co., Ltd.	163,627	1,090,743
Tokai Corp.	8,900	118,995
TOKAI Holdings Corp.	54,100	333,473
Tokai Rika Co., Ltd.	32,400	442,665
Tokai Tokyo Financial Holdings, Inc.	72,900	268,224
Tokio Marine Holdings, Inc.	254,700	8,078,084
Tokushu Tokai Paper Co., Ltd.	5,500	131,065
Tokuyama Corp.	38,260	792,601
*Tokyo Electric Power Co. Holdings, Inc.	383,488	2,405,497
Tokyo Electron Device, Ltd.	14,400	525,250
Tokyo Electron, Ltd.	42,100	9,395,685
Tokyo Energy & Systems, Inc.	11,000	94,506
Tokyo Gas Co., Ltd.	58,300	1,311,116
Tokyo Individualized Educational Institute, Inc.	14,100	36,915
Tokyo Keiki, Inc.	7,600	125,133
Tokyo Kiraboshi Financial Group, Inc.	28,612	855,460
Tokyo Ohka Kogyo Co., Ltd.	33,000	886,207
Tokyo Rope Manufacturing Co., Ltd.	5,300	48,633
Tokyo Sangyo Co., Ltd.	9,500	40,085
Tokyo Seimitsu Co., Ltd.	26,700	1,781,527
Tokyo Steel Manufacturing Co., Ltd.	40,600	432,664
Tokyo Tatemono Co., Ltd.	108,600	1,816,384
#Tokyo Tekko Co., Ltd.	6,300	185,159
#Tokyotokeiba Co., Ltd.	10,600	293,350
Tokyu Construction Co., Ltd.	62,200	335,971
Tokyu Corp.	64,400	764,664
Tokyu Fudosan Holdings Corp.	631,525	4,657,228
Toli Corp.	21,200	53,753
Tomato Bank, Ltd.	3,500	26,890
Tomen Devices Corp.	2,600	110,863
Tomoe Engineering Co., Ltd.	3,600	98,828
Tomoku Co., Ltd.	7,000	115,343
TOMONY Holdings, Inc.	133,800	354,555
Tomy Co., Ltd.	64,100	1,030,146
Tonami Holdings Co., Ltd.	2,700	82,442
Topcon Corp.	124,700	1,469,156
Topre Corp.	32,700	530,091
Topy Industries, Ltd.	6,701	113,908
Toray Industries, Inc.	387,200	1,776,989
Torex Semiconductor, Ltd.	1,100	12,442
Toridoll Holdings Corp.	33,300	803,060
Torishima Pump Manufacturing Co., Ltd.	10,100	183,496
Tosei Corp.	21,800	342,173
Toshiba TEC Corp.	18,300	369,803
Tosho Co., Ltd.	4,500	19,560
Tosoh Corp.	117,100	1,621,831
Totech Corp.	12,000	239,062
Totetsu Kogyo Co., Ltd.	16,700	335,348
TOTO, Ltd.	18,600	507,536

102

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tottori Bank, Ltd. (The)	1,200	$10,539
Towa Bank, Ltd. (The)	9,577	41,201
Towa Corp.	33,700	1,991,612
Towa Pharmaceutical Co., Ltd.	23,900	430,873
Toyo Construction Co., Ltd.	48,800	396,627
Toyo Corp.	8,100	78,341
Toyo Engineering Corp.	18,300	109,545
Toyo Kanetsu KK	4,700	130,817
Toyo Logistics Co., Ltd.	1,360	13,102
Toyo Machinery & Metal Co., Ltd.	7,600	35,980
Toyo Seikan Group Holdings, Ltd.	50,000	776,221
Toyo Suisan Kaisha, Ltd.	8,700	544,064
Toyo Tanso Co., Ltd.	8,200	408,528
Toyo Tire Corp.	87,700	1,664,107
Toyobo Co., Ltd.	63,301	450,929
Toyoda Gosei Co., Ltd.	39,600	768,522
Toyota Boshoku Corp.	55,300	819,845
Toyota Motor Corp.	1,799,300	41,596,628
Toyota Motor Corp., Sponsored ADR	12,541	2,850,695
Toyota Tsusho Corp.	70,800	4,535,087
Traders Holdings Co., Ltd.	16,320	77,677
Trancom Co., Ltd.	4,000	146,157
Transaction Co., Ltd.	7,700	87,586
Transcosmos, Inc.	18,237	395,764
TRE Holdings Corp.	37,544	303,234
Treasure Factory Co., Ltd.	11,100	116,456
Trend Micro, Inc.	29,400	1,459,117
Trusco Nakayama Corp.	25,700	426,578
Tsubaki Nakashima Co., Ltd.	28,900	156,102
Tsubakimoto Chain Co.	14,900	515,083
Tsubakimoto Kogyo Co., Ltd.	4,500	62,797
#Tsuburaya Fields Holdings, Inc.	26,100	300,200
Tsugami Corp.	32,100	279,255
Tsukishima Holdings Co., Ltd.	15,400	144,444
Tsukuba Bank, Ltd.	42,000	81,670
Tsumura & Co.	40,400	975,566
Tsuruha Holdings, Inc.	19,000	1,203,400
Tsuzuki Denki Co., Ltd.	7,400	106,134
TWOSTONE&Sons	2,200	21,879
UACJ Corp.	22,890	704,017
UBE Corp.	68,120	1,251,020
Ubicom Holdings, Inc.	4,900	36,182
Uchida Yoko Co., Ltd.	5,700	253,551
UEX, Ltd.	6,200	44,009
Ukai Co., Ltd.	1,800	44,896
ULS Group, Inc.	900	22,619
Ulvac, Inc.	31,700	1,923,574
Umenohana Co., Ltd.	3,600	23,975
U-Next Holdings Co., Ltd.	12,500	351,492
Unicharm Corp.	33,900	1,011,841
Union Tool Co.	4,900	142,767
Unipres Corp.	34,562	256,967
United Arrows, Ltd.	13,400	155,062
#United Super Markets Holdings, Inc.	34,500	197,093
UNITED, Inc.	13,800	73,225
#*Unitika, Ltd.	52,200	68,996
Universal Entertainment Corp.	12,301	129,447
Urbanet Corp Co., Ltd.	14,900	40,335

103

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
User Local, Inc.	3,100	$41,605
Ushio, Inc.	64,300	850,101
USS Co., Ltd.	137,800	1,056,059
UT Group Co., Ltd.	15,100	319,531
V Technology Co., Ltd.	7,300	118,617
Valor Holdings Co., Ltd.	28,400	437,464
Valqua, Ltd.	11,300	318,108
Value HR Co., Ltd.	10,200	87,504
ValueCommerce Co., Ltd.	12,900	89,025
Vector, Inc.	21,000	177,619
Vertex Corp.	10,460	116,721
*Vision, Inc.	21,000	154,666
*Visional, Inc.	13,400	620,761
Vital KSK Holdings, Inc.	26,100	204,501
VT Holdings Co., Ltd.	59,236	196,493
Wacoal Holdings Corp.	32,800	719,093
Wacom Co., Ltd.	23,300	90,023
Wakachiku Construction Co., Ltd.	5,800	127,894
Wakita & Co., Ltd.	19,900	197,906
Warabeya Nichiyo Holdings Co., Ltd.	8,500	130,013
#Waseda Academy Co., Ltd.	3,100	29,786
Watahan & Co., Ltd.	10,600	105,687
WDB Holdings Co., Ltd.	3,900	56,035
#Wealth Management, Inc.	5,400	37,712
Weathernews, Inc.	2,600	76,580
Welcia Holdings Co., Ltd.	35,200	519,394
Wellnet Corp.	5,800	20,308
West Holdings Corp.	15,424	260,522
West Japan Railway Co.	49,000	932,266
Will Group, Inc.	4,400	30,169
WingArc1st, Inc.	10,400	177,117
#Workman Co., Ltd.	7,100	175,960
World Co., Ltd.	24,000	317,682
World Holdings Co., Ltd.	6,100	92,024
#*W-Scope Corp.	39,600	129,848
Xebio Holdings Co., Ltd.	22,900	147,268
YAC Holdings Co., Ltd.	6,600	98,854
Yahagi Construction Co., Ltd.	13,000	122,677
Yakult Honsha Co., Ltd.	15,800	309,845
YAKUODO Holdings Co., Ltd.	7,800	142,007
YAMABIKO Corp.	19,800	263,094
YAMADA Consulting Group Co., Ltd.	5,200	62,454
Yamada Corp.	900	33,057
Yamada Holdings Co., Ltd.	304,100	870,955
Yamae Group Holdings Co., Ltd.	10,600	175,269
Yamagata Bank, Ltd. (The)	12,000	89,753
Yamaguchi Financial Group, Inc.	155,900	1,580,647
Yamaha Corp.	29,701	629,824
Yamaha Motor Co., Ltd.	421,400	3,952,508
Yamaichi Electronics Co., Ltd.	14,600	255,232
Yamami Co.	1,500	34,553
YA-MAN, Ltd.	2,600	15,713
Yamanashi Chuo Bank, Ltd. (The)	6,600	75,535
Yamashin-Filter Corp.	21,300	58,202
Yamatane Corp.	4,600	78,165
Yamato Holdings Co., Ltd.	51,200	679,023
Yamaura Corp.	3,100	27,244
Yamaya Corp.	2,500	48,772

104

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Yamazaki Baking Co., Ltd.	43,600	$1,056,441
Yamazen Corp.	38,500	339,335
Yaoko Co., Ltd.	8,800	477,677
Yashima Denki Co., Ltd.	8,600	84,325
Yaskawa Electric Corp.	37,100	1,551,285
#YE DIGITAL Corp.	4,300	18,390
Yellow Hat, Ltd.	24,900	324,532
Yokogawa Bridge Holdings Corp.	27,200	495,897
Yokogawa Electric Corp.	37,600	838,901
Yokohama Rubber Co., Ltd. (The)	69,700	1,832,357
Yokorei Co., Ltd.	30,800	203,944
Yokowo Co., Ltd.	11,000	117,364
Yondenko Corp.	5,100	121,857
#Yondoshi Holdings, Inc.	4,700	56,628
Yonex Co., Ltd.	32,400	259,628
*Yoshimura Food Holdings KK	4,800	46,547
Yoshinoya Holdings Co., Ltd.	25,600	469,980
Yotai Refractories Co., Ltd.	8,000	73,968
Yuasa Trading Co., Ltd.	7,300	267,664
Yukiguni Maitake Co., Ltd.	14,400	90,592
Yurtec Corp.	25,900	241,447
Yushin Precision Equipment Co., Ltd.	10,700	47,392
Zenrin Co., Ltd.	17,050	96,754
Zensho Holdings Co., Ltd.	41,837	1,631,049
Zeon Corp.	88,100	881,196
ZERIA Pharmaceutical Co., Ltd.	14,900	198,174
ZIGExN Co., Ltd.	34,400	116,077
Zojirushi Corp.	13,400	131,390
ZOZO, Inc.	30,800	666,438
#Zuiko Corp.	4,800	30,899

TOTAL JAPAN		1,041,915,327

KOREA, REPUBLIC OF — (3.9%)
*3S Korea Co., Ltd.	5,682	10,689
ABco Electronics Co., Ltd.	3,828	33,818
*ABLBio, Inc.	20,711	389,614
Able C&C Co., Ltd.	4,892	25,237
Advanced Nano Products Co., Ltd.	930	78,997
Advanced Process Systems Corp.	5,346	135,381
Aekyung Chemical Co., Ltd.	8,304	75,103
Aekyung Industrial Co., Ltd.	6,031	90,982
Ahnlab, Inc.	1,336	61,382
*Air Busan Co., Ltd.	14,905	29,064
AJ Networks Co., Ltd.	8,318	28,918
Ajin Industrial Co., Ltd.	26,488	76,756
AK Holdings, Inc.	2,913	31,973
*Alteogen, Inc.	994	127,226
*ALUKO Co., Ltd.	46,331	111,629
*Amicogen, Inc.	6,196	34,430
*Amo Greentech Co., Ltd.	5,845	44,236
Amorepacific Corp.	4,665	572,113
*Amotech Co., Ltd.	11,314	60,986
*Anam Electronics Co., Ltd.	17,188	23,355
#*Ananti, Inc.	48,086	221,973
*Anterogen Co., Ltd.	2,668	27,778
*APS, Inc.	4,790	25,057
Asia Cement Co., Ltd.	12,838	94,095
ASIA Holdings Co., Ltd.	648	111,118
Asia Pacific Satellite, Inc.	1,284	16,258

105

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Asia Paper Manufacturing Co., Ltd.	20,255	$124,423
Atec Co., Ltd.	2,664	28,007
Avaco Co., Ltd.	3,386	44,833
Avatec Co., Ltd.	961	8,691
Baiksan Co., Ltd.	11,593	115,334
BGF retail Co., Ltd.	1,878	178,139
BGFecomaterials Co., Ltd.	15,656	45,537
BH Co., Ltd.	22,540	284,584
*BHI Co., Ltd.	13,935	87,617
#*Binex Co., Ltd.	8,853	89,741
Binggrae Co., Ltd.	4,282	221,210
Bio Plus Co., Ltd.	4,272	19,906
*Biodyne Co., Ltd.	9,290	60,965
*Bioneer Corp.	2,239	49,248
*BioSmart Co., Ltd.	2,999	12,021
BIT Computer Co., Ltd.	6,936	30,412
*BNC Korea Co., Ltd.	30,915	143,827
BNK Financial Group, Inc.	140,090	850,412
Boditech Med, Inc.	9,403	108,174
BoKwang Industry Co., Ltd.	6,823	26,658
Bookook Securities Co., Ltd.	1,282	22,494
#Boryung	27,315	220,362
*Bosung Power Technology Co., Ltd.	7,264	17,239
Brand X Co., Ltd.	5,722	20,680
*Bubang Co., Ltd.	12,919	18,508
*Bukwang Pharmaceutical Co., Ltd.	2,062	9,489
*BusinessOn Communication Co., Ltd.	5,512	57,030
BYC Co., Ltd.	1,130	31,886
Byucksan Corp.	13,473	21,934
*C&C International Corp.	2,772	169,878
*Cafe24 Corp.	8,661	94,500
*CammSys Corp.	52,431	53,641
#Caregen Co., Ltd.	9,011	143,435
*Celltrion Pharm, Inc.	2,523	175,429
Celltrion, Inc.	15,004	2,051,773
*Chabiotech Co., Ltd.	5,746	71,134
Changhae Ethanol Co., Ltd.	2,313	15,279
Cheil Worldwide, Inc.	27,815	380,768
Chemtronics Co., Ltd.	6,199	126,258
Cheryong Electric Co., Ltd.	8,346	374,999
*ChinHung International, Inc.	42,461	29,278
*Chips&Media, Inc.	7,330	116,677
*Choil Aluminum Co., Ltd.	21,104	36,265
Chong Kun Dang Pharmaceutical Corp.	5,343	403,209
Chongkundang Holdings Corp.	1,701	75,813
Choong Ang Vaccine Laboratory	2,721	21,400
*»Chorokbaem Media Co., Ltd.	8,222	6,026
*Chunbo Co., Ltd.	302	16,978
*CJ Bioscience, Inc.	930	9,952
*CJ CGV Co., Ltd.	52,724	219,350
CJ CheilJedang Corp.	6,822	1,663,421
CJ Corp.	10,102	933,381
*CJ ENM Co., Ltd.	14,223	782,105
CJ Freshway Corp.	4,516	74,989
CJ Logistics Corp.	7,323	649,591
*CKD Bio Corp.	2,559	45,085
Classys, Inc.	6,192	170,021
CLIO Cosmetics Co., Ltd.	1,175	29,755

106

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*CMG Pharmaceutical Co., Ltd.	28,024	$42,885
*Com2uS Holdings Corp.	3,827	83,069
*ContentreeJoongAng Corp.	2,018	19,609
*Coreana Cosmetics Co., Ltd.	9,072	20,611
*COSMAX NBT, Inc.	8,175	26,854
Cosmax, Inc.	5,324	539,680
*Cosmecca Korea Co., Ltd.	3,103	80,039
*CosmoAM&T Co., Ltd.	5,546	609,133
*Cosmochemical Co., Ltd.	2,545	59,201
Coway Co., Ltd.	20,513	826,694
COWELL FASHION Co., Ltd.	2,087	4,832
Cowintech Co., Ltd.	2,341	39,381
Creas F&C Co., Ltd.	1,788	10,854
*Creative & Innovative System	5,006	41,508
Creverse, Inc.	1,817	24,979
Crown Confectionery Co., Ltd.	1,955	11,656
*CrystalGenomics Invites Co., Ltd.	9,499	20,619
*CS Bearing Co., Ltd.	2,775	16,344
CS Wind Corp.	4,125	156,691
*CTC BIO, Inc.	3,624	21,370
Cuckoo Homesys Co., Ltd.	8,292	138,590
*Curexo, Inc.	1,957	17,374
D.I Corp.	9,530	137,906
*»DA Technology Co., Ltd.	14,300	2,100
Dae Hwa Pharmaceutical Co., Ltd.	3,436	27,521
Dae Won Kang Up Co., Ltd.	33,475	140,236
*Daea TI Co., Ltd.	12,451	27,837
*Daebo Magnetic Co., Ltd.	2,101	38,460
Daechang Forging Co., Ltd.	11,611	56,371
Daedong Corp.	15,269	132,793
Daeduck Electronics Co., Ltd.	53,660	908,504
Daehan New Pharm Co., Ltd.	9,174	53,102
Daehan Steel Co., Ltd.	8,478	85,878
*Dae-Il Corp.	20,536	87,963
*Daejoo Electronic Materials Co., Ltd.	1,407	95,592
Daesang Corp.	20,077	318,855
Daesang Holdings Co., Ltd.	9,972	62,411
Daesung Energy Co., Ltd.	3,138	19,753
*Daesung Industrial Co., Ltd.	28,124	77,529
*Daewon Cable Co., Ltd.	17,354	41,122
Daewon Media Co., Ltd.	4,013	29,732
Daewon Pharmaceutical Co., Ltd.	7,760	83,995
*Daewoo Engineering & Construction Co., Ltd.	134,230	372,456
Daewoong Co., Ltd.	17,983	244,874
Daewoong Pharmaceutical Co., Ltd.	3,025	244,915
Daihan Pharmaceutical Co., Ltd.	3,770	77,604
Daishin Securities Co., Ltd.	17,959	204,006
*Danal Co., Ltd.	33,495	94,879
Daol Investment & Securities Co., Ltd.	23,957	55,121
*Dawonsys Co., Ltd.	4,451	43,476
DB Financial Investment Co., Ltd.	13,967	42,999
DB HiTek Co., Ltd.	22,979	688,323
DB Insurance Co., Ltd.	47,584	3,349,919
*Dear U Co., Ltd.	3,653	70,174
*Dentis Co., Ltd.	2,335	15,678
Dentium Co., Ltd.	4,318	405,838
*Devsisters Co., Ltd.	589	20,456
*Dexter Studios Co., Ltd.	5,862	29,902

107

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
DGB Financial Group, Inc.	100,783	$618,363
DI Dong Il Corp.	10,506	195,358
Digital Daesung Co., Ltd.	12,951	65,875
*DK Tech Co., Ltd.	3,062	19,252
DL Holdings Co., Ltd.	10,303	398,076
DMS Co., Ltd.	9,939	45,520
DN Automotive Corp.	3,561	215,912
DNF Co., Ltd.	4,607	73,000
Dohwa Engineering Co., Ltd.	10,699	57,749
Dong-A Hwasung Co., Ltd.	6,567	33,783
Dong-A Socio Holdings Co., Ltd.	2,431	194,360
Dong-A ST Co., Ltd.	4,012	196,231
Dongbang Transport Logistics Co., Ltd.	29,861	47,532
Dongjin Semichem Co., Ltd.	22,412	703,770
Dongkoo Bio & Pharma Co., Ltd.	2,212	10,691
DongKook Pharmaceutical Co., Ltd.	20,791	247,909
Dongkuk CM Co., Ltd.	3,282	16,290
Dongkuk Holdings Co., Ltd.	16,116	98,065
Dongkuk Industries Co., Ltd.	26,810	140,248
Dongkuk Steel Mill Co., Ltd.	14,247	121,843
*Dongkuk Structures & Construction Co., Ltd.	21,280	45,498
Dongsuh Cos., Inc.	13,142	181,331
Dongsung Chemical Co., Ltd.	25,152	83,804
Dongsung Finetec Co., Ltd.	9,210	85,563
*Dongsung Pharmaceutical Co., Ltd.	4,217	15,836
Dongwha Pharm Co., Ltd.	14,952	94,336
Dongwon F&B Co., Ltd.	5,592	157,390
Dongwoon Anatech Co., Ltd.	9,783	145,106
Dongyang E&P, Inc.	4,094	60,280
*Dongyang Steel Pipe Co., Ltd.	34,293	17,517
Doosan Bobcat, Inc.	40,115	1,515,088
Doosan Co., Ltd.	4,892	539,072
*Doosan Enerbility Co., Ltd.	62,780	763,117
*Doosan Fuel Cell Co., Ltd.	3,846	55,460
Doosan Tesna, Inc.	7,375	261,735
Douzone Bizon Co., Ltd.	8,673	375,886
*Dream Security Co., Ltd.	7,439	18,085
Dreamtech Co., Ltd.	22,456	153,541
*DRTECH Corp.	4,570	11,358
*DSK Co., Ltd.	9,852	46,334
Duck Yang Industry Co., Ltd.	12,437	45,803
*Duk San Neolux Co., Ltd.	3,036	84,352
*Duksan Hi-Metal Co., Ltd.	11,705	62,925
*Duksan Techopia Co., Ltd.	1,157	34,197
Dukshinepc Co., Ltd.	41,634	54,223
Duksung Co., Ltd.	4,706	30,202
DY Corp.	11,770	49,393
DY POWER Corp.	4,701	44,592
DYPNF Co., Ltd.	666	10,770
*»E Investment&Development Co., Ltd.	33,589	6,343
E1 Corp.	1,877	93,436
Easy Bio, Inc.	11,835	35,579
Easy Holdings Co., Ltd.	27,105	64,424
Echo Marketing, Inc.	9,101	90,608
Ecoplastic Corp.	26,459	88,350
#*Ecopro BM Co., Ltd.	5,385	929,254
*Ecopro Co., Ltd.	27,580	2,119,236
Ecopro HN Co., Ltd.	5,907	294,046

108

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*EG Corp.	1,151	$7,104
Elentec Co., Ltd.	13,534	77,066
E-MART, Inc.	10,302	474,812
*EMRO, Inc.	4,456	217,625
EM-Tech Co., Ltd.	4,435	108,621
*Enchem Co., Ltd.	715	147,956
ENF Technology Co., Ltd.	8,787	178,334
Eo Technics Co., Ltd.	1,476	256,840
*Eubiologics Co., Ltd.	2,890	27,999
Eugene Investment & Securities Co., Ltd.	42,011	132,529
Eugene Technology Co., Ltd.	5,115	198,368
*EV Advanced Material Co., Ltd.	14,743	27,148
*E-World	11,186	15,879
*Exem Co., Ltd.	11,230	21,329
F&F Co., Ltd.	6,706	319,749
F&F Holdings Co., Ltd.	4,983	54,405
FarmStory Co., Ltd.	25,593	29,702
Fasoo Co., Ltd.	3,620	17,025
Fila Holdings Corp.	25,698	762,331
*Fine M-Tec Co., Ltd.	10,903	68,001
Fine Semitech Corp.	5,871	141,242
*Foosung Co., Ltd.	9,289	52,222
*FutureChem Co., Ltd.	3,143	29,972
*GAMSUNG Corp. Co., Ltd.	36,874	85,508
*Gaon Cable Co., Ltd.	2,418	86,163
GC Cell Corp.	3,691	102,817
*GemVax & Kael Co., Ltd.	4,064	34,786
*GeneOne Life Science, Inc.	22,871	40,708
#*Genexine, Inc.	12,813	69,623
*Genie Music Corp.	11,530	26,153
*Genome & Co.	1,722	8,609
Genoray Co., Ltd.	3,867	17,963
*Gigalane Co., Ltd.	20,366	12,628
Global Standard Technology Co., Ltd.	6,145	217,860
*Global Tax Free Co., Ltd.	3,998	13,451
GnCenergy Co., Ltd.	6,600	37,391
GOLFZON Co., Ltd.	2,995	169,459
Gradiant Corp.	5,823	68,590
Grand Korea Leisure Co., Ltd.	20,070	206,784
Green Chemical Co., Ltd.	3,855	20,891
Green Cross Corp.	1,722	142,410
Green Cross Holdings Corp.	19,022	220,898
*GS Engineering & Construction Corp.	48,215	574,910
GS Global Corp.	30,174	53,925
GS Holdings Corp.	37,282	1,211,173
GS Retail Co., Ltd.	34,512	497,666
HAESUNG DS Co., Ltd.	7,383	268,162
Haesung Industrial Co., Ltd.	13,426	72,468
Han Kuk Carbon Co., Ltd.	15,534	128,017
Hana Financial Group, Inc.	126,501	5,372,700
Hana Materials, Inc.	5,748	225,412
Hana Micron, Inc.	23,188	460,539
Hana Pharm Co., Ltd.	3,142	30,236
*Hana Technology Co., Ltd.	445	19,286
Hana Tour Service, Inc.	6,440	289,826
*Hanall Biopharma Co., Ltd.	2,936	76,687
Hancom, Inc.	11,361	197,282
Handok, Inc.	5,594	55,976

109

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Hanil Cement Co., Ltd.	8,323	$79,009
Hanil Feed Co., Ltd.	7,542	27,203
Hanil Holdings Co., Ltd.	8,066	73,826
Hanil Hyundai Cement Co., Ltd.	4,694	50,910
Hanjin Kal Corp.	7,329	317,107
Hanjin Transportation Co., Ltd.	7,279	109,809
Hankook Shell Oil Co., Ltd.	322	63,021
Hankook Tire & Technology Co., Ltd.	53,786	2,299,944
Hanla IMS Co., Ltd.	3,170	15,046
Hanmi Pharm Co., Ltd.	2,214	507,005
Hanmi Science Co., Ltd.	1,332	32,768
Hanmi Semiconductor Co., Ltd.	17,322	1,691,969
HanmiGlobal Co., Ltd.	5,606	66,156
Hannong Chemicals, Inc.	1,594	20,910
Hanon Systems	113,604	458,657
Hansae Co., Ltd.	11,518	180,425
Hanshin Machinery Co.	5,751	18,870
Hansol Chemical Co., Ltd.	3,224	452,074
Hansol Holdings Co., Ltd.	21,309	43,478
*Hansol IONES Co., Ltd.	2,692	24,853
Hansol Paper Co., Ltd.	4,248	33,133
Hansol Technics Co., Ltd.	27,772	112,728
Hanssem Co., Ltd.	848	34,727
*Hansung Cleantech Co., Ltd.	10,839	20,037
Hanwha Aerospace Co., Ltd.	8,382	1,282,681
Hanwha Corp.	17,933	354,871
*Hanwha Engine	7,735	71,468
*Hanwha Galleria Corp.	102,658	103,913
Hanwha General Insurance Co., Ltd.	56,729	206,869
*Hanwha Investment & Securities Co., Ltd.	85,786	210,105
Hanwha Life Insurance Co., Ltd.	166,420	355,212
*Hanwha Ocean Co., Ltd.	12,881	298,702
Hanwha Solutions Corp.	53,247	986,270
Hanwha Systems Co., Ltd.	21,464	305,630
*Hanyang Digitech Co., Ltd.	5,314	111,309
Hanyang Eng Co., Ltd.	8,750	129,151
Hanyang Securities Co., Ltd.	5,778	44,273
Harim Co., Ltd.	42,694	94,371
Harim Holdings Co., Ltd.	44,422	211,809
HB SOLUTION Co., Ltd.	14,980	69,042
HD Hyundai Co., Ltd.	29,567	1,441,875
HD Hyundai Construction Equipment Co., Ltd.	10,236	407,337
HD Hyundai Electric Co., Ltd.	6,447	1,152,166
*HD Hyundai Energy Solutions Co., Ltd.	5,084	88,099
*HD Hyundai Heavy Industries Co., Ltd.	249	24,808
HD Hyundai Infracore Co., Ltd.	100,566	605,390
*HD HYUNDAI MIPO	6,680	362,975
*HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	9,750	927,664
HDC Holdings Co., Ltd.	30,770	195,248
Heerim Architects & Planners	6,977	32,510
*Helixmith Co., Ltd.	12,479	39,818
*Heung-A Shipping Co., Ltd., Class A	15,836	29,160
*Heungkuk Fire & Marine Insurance Co., Ltd.	13,101	41,471
HFR, Inc.	1,421	15,988
Hite Jinro Co., Ltd.	18,970	288,922
Hitejinro Holdings Co., Ltd.	3,633	23,920
*HJ Magnolia Yongpyong Hotel & Resort Corp.	28,885	58,623
*HJ Shipbuilding & Construction Co., Ltd.	10,297	23,468

110

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
HK inno N Corp.	6,876	$192,783
HL Holdings Corp.	933	22,885
HL Mando Co., Ltd.	27,077	771,893
*HLB Biostep Co., Ltd.	9,507	25,657
*HLB Global Co., Ltd.	7,378	36,033
*HLB Life Science Co., Ltd.	7,588	94,486
*HLB Therapeutics Co., Ltd.	3,891	31,616
*HLB, Inc.	6,248	502,697
Home Center Holdings Co., Ltd.	64,817	53,557
Hotel Shilla Co., Ltd.	12,606	543,606
HS Industries Co., Ltd.	19,929	59,192
*Hugel, Inc.	2,160	330,541
*Humax Co., Ltd.	17,966	31,978
Humedix Co., Ltd.	3,263	79,680
Huons Co., Ltd.	2,805	70,018
Husteel Co., Ltd.	36,033	120,840
Huvitz Co., Ltd.	6,145	58,022
Hwa Shin Co., Ltd.	16,937	133,942
*Hwail Pharm Co., Ltd.	32,872	38,269
Hwangkum Steel & Technology Co., Ltd.	1,823	8,982
Hwaseung Enterprise Co., Ltd.	9,890	67,336
HYBE Co., Ltd.	488	71,323
Hyosung Advanced Materials Corp.	1,530	406,827
Hyosung Corp.	7,649	333,720
Hyosung Heavy Industries Corp.	2,851	645,657
Hyosung TNC Corp.	1,752	466,490
*Hyulim ROBOT Co., Ltd.	5,314	10,324
Hyundai Autoever Corp.	2,275	253,491
Hyundai Bioland Co., Ltd.	4,037	26,610
*Hyundai BNG Steel Co., Ltd.	5,472	85,717
Hyundai Department Store Co., Ltd.	7,641	290,801
Hyundai Elevator Co., Ltd.	8,834	258,865
HYUNDAI EVERDIGM Corp.	8,077	38,746
Hyundai Ezwel Co., Ltd.	4,351	18,228
Hyundai Glovis Co., Ltd.	15,047	1,981,444
*Hyundai Livart Furniture Co., Ltd.	10,701	59,076
Hyundai Marine & Fire Insurance Co., Ltd.	36,205	819,924
Hyundai Motor Co.	48,134	8,741,505
Hyundai Motor Securities Co., Ltd.	7,206	46,403
Hyundai Pharmaceutical Co., Ltd.	4,127	11,287
Hyundai Rotem Co., Ltd.	27,415	739,874
Hyundai Steel Co.	60,917	1,425,848
Hyundai Wia Corp.	13,478	566,581
HyVision System, Inc.	8,222	127,009
i3system, Inc.	2,790	85,995
*iA, Inc.	49,001	13,508
*ICD Co., Ltd.	8,448	54,278
*Il Dong Pharmaceutical Co., Ltd.	1,746	19,619
Iljin Electric Co., Ltd.	14,279	227,807
Iljin Holdings Co., Ltd.	16,835	52,377
Iljin Power Co., Ltd.	6,812	62,644
Ilyang Pharmaceutical Co., Ltd.	5,023	50,372
iMarketKorea, Inc.	13,942	85,240
InBody Co., Ltd.	4,681	100,760
Incross Co., Ltd.	3,552	23,875
Industrial Bank of Korea	119,602	1,207,183
*Infinitt Healthcare Co., Ltd.	7,538	28,197
Innocean Worldwide, Inc.	15,149	249,360

111

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
InnoWireless Co., Ltd.	1,043	$19,357
Innox Advanced Materials Co., Ltd.	8,641	202,255
*Inscobee, Inc.	8,316	7,341
#*Insun ENT Co., Ltd.	14,066	66,661
*Insung Information Co., Ltd.	8,561	17,437
Intellian Technologies, Inc.	3,490	161,104
Intelligent Digital Integrated Security Co., Ltd.	2,590	34,668
*Interflex Co., Ltd.	4,817	51,199
»Interojo Co., Ltd.	5,768	103,917
iNtRON Biotechnology, Inc.	4,189	21,125
Inzi Controls Co., Ltd.	6,554	36,229
IS Dongseo Co., Ltd.	11,088	216,610
ISC Co., Ltd.	5,856	313,964
i-SENS, Inc.	5,148	73,117
*ISU Chemical Co., Ltd.	4,911	43,350
*»ISU Specialty Chemical	1,205	295,997
IsuPetasys Co., Ltd.	41,726	1,209,121
*ITCEN Co., Ltd.	8,460	31,340
*ITEK, Inc.	9,880	54,686
*ITM Semiconductor Co., Ltd.	831	11,857
*Jahwa Electronics Co., Ltd.	3,600	66,551
JASTECH, Ltd.	8,650	55,201
JB Financial Group Co., Ltd.	75,507	727,153
JC Chemical Co., Ltd.	13,905	62,880
Jeil Pharmaceutical Co., Ltd.	554	6,670
*Jeisys Medical, Inc.	35,471	247,150
*Jeju Air Co., Ltd.	20,174	163,190
*Jeju Semiconductor Corp.	24,208	393,220
*Jin Air Co., Ltd.	15,043	151,725
Jinsung T.E.C.	9,377	66,964
JLS Co., Ltd.	5,065	25,213
*JNK Heaters Co., Ltd.	8,277	25,302
*JNTC Co., Ltd.	7,362	107,865
*JoyCity Corp.	8,180	14,678
JS Corp.	4,136	56,529
Jusung Engineering Co., Ltd.	23,347	589,545
JVM Co., Ltd.	3,602	77,925
JW Holdings Corp.	20,264	44,205
JW Life Science Corp.	3,786	34,104
JW Pharmaceutical Corp.	8,930	199,974
*JW Shinyak Corp.	27,688	36,521
JYP Entertainment Corp.	9,761	471,065
K Car Co., Ltd.	11,602	111,730
Kakao Corp.	3,913	137,596
#*Kakao Games Corp.	9,562	150,822
KakaoBank Corp.	4,186	76,021
*»Kanglim Co., Ltd.	21,474	2,937
Kangnam Jevisco Co., Ltd.	2,769	55,697
Kangwon Land, Inc.	35,552	394,851
KAON Group Co., Ltd.	8,051	32,679
KB Financial Group, Inc.	125,369	6,857,605
KB Financial Group, Inc., Sponsored ADR	10,567	570,301
KC Tech Co., Ltd.	4,198	111,928
KCC Glass Corp.	2,968	86,113
KCTC	10,520	31,017
KEC Corp.	102,417	101,669
KEPCO Engineering & Construction Co., Inc.	567	26,953
KEPCO Plant Service & Engineering Co., Ltd.	11,551	294,604

112

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*KEYEAST Co., Ltd.	2,081	$8,688
KG Chemical Corp.	36,580	151,656
KG Eco Solution Co., Ltd.	23,570	154,848
*KG Mobility Co.	18,060	80,624
KGMobilians Co., Ltd.	11,819	43,014
KH Vatec Co., Ltd.	11,899	133,101
*Kib Plug Energy	128,469	38,761
*KidariStudio, Inc.	15,865	53,377
KINX, Inc.	1,850	124,083
KISWIRE, Ltd.	7,204	134,479
#KIWOOM Securities Co., Ltd.	9,882	946,659
*KMW Co., Ltd.	4,900	54,385
*KNJ Co., Ltd.	3,543	50,244
*KNW Co., Ltd.	5,357	29,651
*KoBioLabs, Inc.	1,919	10,733
Koentec Co., Ltd.	9,065	45,912
Koh Young Technology, Inc.	26,314	311,290
Kolmar BNH Co., Ltd.	4,676	53,794
Kolmar Korea Co., Ltd.	5,279	191,741
Kolon Corp.	2,824	33,510
Kolon Enp, Inc.	9,777	51,145
Kolon Industries, Inc.	6,964	202,052
*Kolon Life Science, Inc.	493	7,990
Kolon Mobility Group Corp.	10,881	26,453
KoMiCo, Ltd.	4,333	286,860
Korea Aerospace Industries, Ltd.	19,638	736,017
*Korea Circuit Co., Ltd.	7,946	92,275
*Korea District Heating Corp.	519	15,133
*Korea Electric Power Corp.	17,185	262,979
*Korea Electric Power Corp., Sponsored ADR	5,312	40,637
Korea Electric Terminal Co., Ltd.	4,653	216,810
Korea Electronic Certification Authority, Inc.	6,415	18,589
Korea Electronic Power Industrial Development Co., Ltd.	12,324	68,303
Korea Export Packaging Industrial Co., Ltd.	8,364	16,430
Korea Fuel-Tech Corp.	9,314	50,071
*Korea Gas Corp.	7,867	157,101
*Korea Information & Communications Co., Ltd.	12,085	77,909
Korea Information Certificate Authority, Inc.	12,347	43,059
Korea Investment Holdings Co., Ltd.	22,485	1,096,512
*Korea Line Corp.	170,816	220,982
Korea Movenex Co., Ltd.	19,194	71,243
Korea Petrochemical Ind Co., Ltd.	2,959	292,025
Korea Petroleum Industries Co.	2,555	28,561
Korea Ratings Corp.	897	55,101
Korea United Pharm, Inc.	7,310	130,640
Korea Zinc Co., Ltd.	1,416	474,869
Korean Air Lines Co., Ltd.	93,964	1,424,315
Korean Reinsurance Co.	113,751	674,062
Kortek Corp.	2,073	11,939
*KOSES Co., Ltd.	5,129	55,888
*Krafton, Inc.	4,336	751,373
KSS LINE, Ltd.	15,769	94,356
*Kt alpha Co., Ltd.	12,248	45,373
KT Corp., Sponsored ADR	8,932	112,900
KT Skylife Co., Ltd.	23,220	93,747
KT&G Corp.	19,895	1,286,892
KTCS Corp.	23,760	55,012
Kukdong Oil & Chemicals Co., Ltd.	16,985	48,051

113

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Kukjeon Pharmaceutical Co., Ltd.	4,663	$19,062
*Kum Yang Co., Ltd.	1,585	107,914
*Kumho HT, Inc.	106,336	46,624
Kumho Petrochemical Co., Ltd.	15,964	1,596,284
*Kumho Tire Co., Inc.	91,277	464,938
Kumkang Kind Co., Ltd.	15,360	60,791
Kwang Dong Pharmaceutical Co., Ltd.	27,894	137,845
Kwang Myung Electric Co., Ltd.	17,559	34,048
KX Innovation Co., Ltd.	5,729	19,689
Kyeryong Construction Industrial Co., Ltd.	6,236	62,085
Kyobo Securities Co., Ltd.	40,575	147,668
»Kyongbo Pharmaceutical Co., Ltd.	2,094	11,272
Kyung Dong Navien Co., Ltd.	5,511	238,447
Kyungbang Co., Ltd.	6,447	35,591
Kyungchang Industrial Co., Ltd.	16,657	28,141
KyungDong City Gas Co., Ltd.	601	8,392
Kyungdong Pharm Co., Ltd.	11,708	53,961
Kyung-In Synthetic Corp.	21,619	53,809
*L&F Co., Ltd.	1,771	210,019
*LabGenomics Co., Ltd.	56,028	111,683
#*Lake Materials Co., Ltd.	20,575	342,396
*LB Semicon, Inc.	27,740	148,324
Lee Ku Industrial Co., Ltd.	5,377	25,677
LEENO Industrial, Inc.	4,050	735,511
LG Chem, Ltd.	13,613	3,964,425
LG Corp.	13,421	771,021
*LG Display Co., Ltd.	78,769	600,698
#*LG Display Co., Ltd., Sponsored ADR	95,043	383,974
LG Electronics, Inc.	71,535	4,808,336
LG H&H Co., Ltd.	5,262	1,599,045
LG HelloVision Co., Ltd.	34,132	83,472
LG Innotek Co., Ltd.	8,632	1,386,516
LG Uplus Corp.	176,767	1,259,789
LIG Nex1 Co., Ltd.	7,395	860,369
Lion Chemtech Co., Ltd.	2,798	6,144
LOT Vacuum Co., Ltd.	6,471	94,108
Lotte Chemical Corp.	7,848	610,419
Lotte Chilsung Beverage Co., Ltd.	3,118	286,285
#Lotte Corp.	7,865	157,630
Lotte Energy Materials Corp.	7,085	233,245
LOTTE Fine Chemical Co., Ltd.	9,167	299,465
LOTTE Himart Co., Ltd.	4,153	28,937
Lotte Innovate	3,224	71,147
*Lotte Non-Life Insurance Co., Ltd.	41,650	104,419
Lotte Rental Co., Ltd.	14,260	280,640
Lotte Shopping Co., Ltd.	6,552	330,421
Lotte Wellfood Co., Ltd.	2,279	220,958
LS Corp.	13,207	1,319,649
LS Eco Energy, Ltd.	3,772	82,694
LS Electric Co., Ltd.	7,773	993,207
*LVMC Holdings	64,099	130,786
LX Hausys, Ltd.	1,027	32,064
LX INTERNATIONAL Corp.	22,412	454,045
LX Semicon Co., Ltd.	4,110	219,462
M.I.Tech Co., Ltd.	2,167	12,277
*M2N Co., Ltd.	16,316	31,520
Macquarie Korea Infrastructure Fund	88,445	806,314
Macrogen, Inc.	3,682	54,080

114

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Maeil Dairies Co., Ltd.	3,123	$91,966
MAKUS, Inc.	4,065	36,824
Mcnex Co., Ltd.	8,700	161,461
*MDS Tech, Inc.	8,461	9,979
Medytox, Inc.	1,328	129,716
Meerecompany, Inc.	2,055	44,680
MegaStudyEdu Co., Ltd.	5,221	229,677
Meritz Financial Group, Inc.	80,431	4,620,665
Mgame Corp.	15,456	60,724
*MiCo, Ltd.	52,108	404,166
*Mirae Asset Life Insurance Co., Ltd.	30,218	109,319
Mirae Asset Securities Co., Ltd.	114,315	627,777
Miwon Commercial Co., Ltd.	888	125,031
Miwon Holdings Co., Ltd.	92	5,252
Miwon Specialty Chemical Co., Ltd.	1,128	113,118
*MNTech Co., Ltd.	1,377	16,868
*Mobase Electronics Co., Ltd.	41,548	56,696
Modetour Network, Inc.	4,674	56,747
Moorim P&P Co., Ltd.	9,936	22,358
Moorim Paper Co., Ltd.	3,983	6,182
*Motrex Co., Ltd.	10,167	106,518
mPlus Corp.	3,126	23,568
MS Autotech Co., Ltd.	27,843	92,971
Multicampus Co., Ltd.	2,082	53,176
Myoung Shin Industrial Co., Ltd.	18,666	199,342
*MyungMoon Pharm Co., Ltd.	6,052	9,152
Namhae Chemical Corp.	18,142	93,985
*Namuga Co., Ltd.	4,540	47,630
Namyang Dairy Products Co., Ltd.	264	98,754
*NanoenTek, Inc.	3,082	7,437
Nasmedia Co., Ltd.	1,832	25,066
*Nature & Environment Co., Ltd.	15,921	12,015
#Nature Holdings Co., Ltd. (The)	7,760	79,447
NAVER Corp.	6,032	804,790
NCSoft Corp.	3,595	458,056
Neowiz	4,806	75,806
*Nepes Ark Corp.	2,995	62,518
*NEPES Corp.	12,173	156,775
*Neptune Co.	9,889	43,646
#*ΩNetmarble Corp.	7,841	317,135
New Power Plasma Co., Ltd.	16,242	66,985
Nexen Corp.	9,426	29,224
Nexen Tire Corp.	22,782	153,627
#*Nexon Games Co., Ltd.	5,506	53,702
NEXTIN, Inc.	4,878	232,941
NH Investment & Securities Co., Ltd.	82,553	746,029
NHN KCP Corp.	15,766	133,237
NI Steel Co., Ltd.	6,563	22,105
NICE Holdings Co., Ltd.	11,519	102,347
Nice Information & Telecommunication, Inc.	3,655	59,237
NICE Information Service Co., Ltd.	19,081	146,203
NICE Total Cash Management Co., Ltd.	10,640	45,806
Nong Shim Holdings Co., Ltd.	1,320	63,607
NongShim Co., Ltd.	1,795	516,902
NOROO Paint & Coatings Co., Ltd.	3,926	26,872
NOVAREX Co., Ltd.	10,083	75,799
NPC	4,179	15,663
OCI Co., Ltd.	2,862	195,273

115

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
OCI Holdings Co., Ltd.	7,323	$502,824
Okong Corp.	1,284	2,713
ONEJOON Co., Ltd.	1,241	14,367
Openbase, Inc.	2,729	5,025
OptoElectronics Solutions Co., Ltd.	3,644	33,326
Orion Corp.	15,997	1,075,263
Ottogi Corp.	995	300,206
Paik Kwang Industrial Co., Ltd.	13,521	76,894
Pan Ocean Co., Ltd.	245,482	729,999
#Paradise Co., Ltd.	29,085	316,924
Park Systems Corp.	3,134	337,640
Partron Co., Ltd.	39,240	227,984
Paseco Co., Ltd.	5,358	35,317
*Pearl Abyss Corp.	2,262	52,454
*People & Technology, Inc.	15,424	449,183
PharmaResearch Co., Ltd.	4,435	409,454
*PharmGen Science, Inc.	13,358	51,418
*Pharmicell Co., Ltd.	8,215	35,009
Philoptics Co., Ltd.	8,214	178,294
*PI Advanced Materials Co., Ltd.	5,296	80,469
*PIMS, Inc.	2,273	6,430
*POND GROUP Co., Ltd.	1,202	5,218
Poongsan Corp.	16,363	769,550
Posco DX Co., Ltd.	15,277	450,429
POSCO Future M Co., Ltd.	763	156,509
POSCO Holdings, Inc.	16,277	4,769,687
POSCO Holdings, Inc., Sponsored ADR	30,110	2,154,370
Posco International Corp.	22,451	752,103
Posco M-Tech Co., Ltd.	975	14,532
POSCO Steeleon Co., Ltd.	1,374	46,178
*Power Logics Co., Ltd.	18,336	106,134
Protec Co., Ltd.	1,581	44,670
PSK, Inc.	11,669	250,756
Pulmuone Co., Ltd.	7,311	64,906
QSI Co., Ltd.	1,582	10,725
*Rainbow Robotics	189	24,191
*Ray Co., Ltd.	3,072	29,784
Reyon Pharmaceutical Co., Ltd.	4,030	40,180
RFHIC Corp.	3,212	36,417
*RFTech Co., Ltd.	20,260	56,730
*Robostar Co., Ltd.	1,023	23,353
Rorze Systems Corp.	3,246	28,489
S&S Tech Corp.	7,400	226,481
S-1 Corp.	9,354	404,724
Sajo Industries Co., Ltd.	1,512	40,204
Sajodaerim Corp.	2,221	61,226
Sajodongaone Co., Ltd.	57,013	41,292
*Sam Chun Dang Pharm Co., Ltd.	1,403	106,182
Sambo Motors Co., Ltd.	12,282	46,387
*Sambu Engineering & Construction Co., Ltd.	49,046	56,033
Samchully Co., Ltd.	556	37,050
SAMHWA Paints Industrial Co., Ltd.	9,403	53,611
Samick THK Co., Ltd.	4,660	46,664
*Samil Pharmaceutical Co., Ltd.	6,473	43,228
Samji Electronics Co., Ltd.	4,101	27,328
Samjin Pharmaceutical Co., Ltd.	1,240	17,764
Sammok S-Form Co., Ltd.	1,015	14,445
*ΩSamsung Biologics Co., Ltd.	1,112	628,371

116

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Samsung E&A Co., Ltd.	105,118	$2,011,700
Samsung Electro-Mechanics Co., Ltd.	11,430	1,289,297
Samsung Electronics Co., Ltd.	619,316	34,727,581
Samsung Electronics Co., Ltd., Registered Shares, GDR	7,385	10,405,465
Samsung Fire & Marine Insurance Co., Ltd.	20,997	4,709,551
*Samsung Heavy Industries Co., Ltd.	123,359	843,457
Samsung Life Insurance Co., Ltd.	14,010	886,966
*Samsung Pharmaceutical Co., Ltd.	7,589	9,433
Samsung Publishing Co., Ltd.	1,230	16,428
Samsung SDI Co., Ltd.	6,825	2,143,152
Samsung SDS Co., Ltd.	5,236	606,529
Samsung Securities Co., Ltd.	41,459	1,142,890
SAMT Co., Ltd.	39,423	104,968
Samwha Capacitor Co., Ltd.	4,207	152,805
Samyang Corp.	1,271	46,532
Samyang Foods Co., Ltd.	2,688	574,708
Samyang Packaging Corp.	1,701	21,095
Samyoung Co., Ltd.	15,121	42,449
Sang-A Frontec Co., Ltd.	2,508	41,374
*Sangbo Corp.	15,159	20,094
#*Sangsangin Co., Ltd.	15,552	37,133
Sangsin Energy Display Precision Co., Ltd.	5,049	59,144
Saramin Co., Ltd.	5,052	65,796
Satrec Initiative Co., Ltd.	445	16,614
*S-Connect Co., Ltd.	40,664	49,723
*SD Biosensor, Inc.	28,141	214,605
*SDN Co., Ltd.	24,422	30,658
SeAH Besteel Holdings Corp.	11,568	185,811
SeAH Holdings Corp.	341	27,387
SeAH Steel Corp.	1,064	105,853
SeAH Steel Holdings Corp.	1,525	255,987
#Seegene, Inc.	23,101	370,224
Segyung Hitech Co., Ltd.	9,912	69,135
Sejin Heavy Industries Co., Ltd.	8,443	43,067
Sekonix Co., Ltd.	11,366	62,500
*Selvas AI, Inc.	3,246	39,151
#Seobu T&D	28,336	155,816
Seohan Co., Ltd.	72,096	45,644
*Seojin System Co., Ltd.	19,707	352,191
*Seoul Auction Co., Ltd.	1,930	12,470
Seoul City Gas Co., Ltd.	802	33,192
Seoul Semiconductor Co., Ltd.	24,834	176,808
Seoyon Co., Ltd.	11,281	76,398
Seoyon E-Hwa Co., Ltd.	13,356	178,389
*»Sewon E&C Co., Ltd.	70,785	36,107
SEWOONMEDICAL Co., Ltd.	3,469	6,877
SFA Engineering Corp.	6,724	125,762
*SFA Semicon Co., Ltd.	43,839	178,896
S-Fuelcell Co., Ltd.	845	8,688
SGC Energy Co., Ltd.	4,830	86,144
Shin Heung Energy & Electronics Co., Ltd.	12,015	89,541
Shindaeyang Paper Co., Ltd.	8,026	33,159
Shinhan Financial Group Co., Ltd.	100,299	3,385,391
#Shinhan Financial Group Co., Ltd., Sponsored ADR	19,440	656,100
Shinil Electronics Co., Ltd.	17,933	24,199
Shinsegae Information & Communication Co., Ltd.	8,113	65,979
Shinsegae International, Inc.	4,736	61,474
Shinsegae, Inc.	4,528	544,828

117

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Shinsung Delta Tech Co., Ltd.	8,576	$510,055
*Shinsung E&G Co., Ltd.	31,167	48,596
Shinsung Tongsang Co., Ltd.	37,179	49,013
*SHOWBOX Corp.	14,094	36,660
*Signetics Corp.	26,313	34,517
SIMMTECH Co., Ltd.	14,433	320,594
SIMMTECH HOLDINGS Co., Ltd.	14,738	27,139
SJG Sejong	12,980	55,692
*SK Biopharmaceuticals Co., Ltd.	824	52,227
*SK Bioscience Co., Ltd.	1,427	60,504
SK D&D Co., Ltd.	6,330	55,784
SK Discovery Co., Ltd.	8,584	282,593
*SK Eternix Co., Ltd.	9,475	137,042
SK Gas, Ltd.	2,357	281,558
SK Hynix, Inc.	25,745	3,244,902
*ΩSK IE Technology Co., Ltd.	778	33,268
*SK Innovation Co., Ltd.	13,102	1,053,203
SK Networks Co., Ltd.	88,163	322,135
*SK oceanplant Co., Ltd.	10,668	101,192
SK Securities Co., Ltd.	222,263	96,972
SK Telecom Co., Ltd.	14,276	529,888
SK Telecom Co., Ltd., ADR	1,452	29,664
SK, Inc.	8,186	983,197
*SKC Co., Ltd.	2,606	208,163
SL Corp.	14,413	350,913
*SM Culture & Contents Co., Ltd.	13,412	16,410
SM Entertainment Co., Ltd.	4,370	250,735
*SM Life Design Group Co., Ltd.	6,814	8,046
*SMCore, Inc.	2,686	10,941
*SMEC Co., Ltd.	24,173	72,321
SNT Motiv Co., Ltd.	7,791	261,560
*SOCAR, Inc.	1,588	23,784
S-Oil Corp.	19,286	1,014,465
Solid, Inc.	33,850	142,052
*SOLUM Co., Ltd.	27,422	521,814
Solus Advanced Materials Co., Ltd.	6,345	81,671
Songwon Industrial Co., Ltd.	13,072	136,196
SOOP Co., Ltd.	5,911	482,426
Soosan Heavy Industries Co., Ltd.	31,295	45,286
Soulbrain Co., Ltd.	2,836	619,689
SPC Samlip Co., Ltd.	1,287	54,382
SPG Co., Ltd.	2,203	44,949
ST Pharm Co., Ltd.	3,527	238,349
Straffic Co., Ltd.	11,204	32,953
*Studio Dragon Corp.	7,758	239,403
*STX Heavy Industries Co., Ltd.	5,102	59,470
Suheung Co., Ltd.	3,938	62,969
*Sukgyung AT Co., Ltd.	880	38,012
Sun Kwang Co., Ltd.	1,576	20,491
Sung Kwang Bend Co., Ltd.	15,337	127,614
*Sungchang Enterprise Holdings, Ltd.	29,049	41,889
*Sungeel Hitech Co., Ltd.	348	20,168
Sungshin Cement Co., Ltd.	15,087	96,825
Sungwoo Hitech Co., Ltd.	34,556	237,024
Sunjin Co., Ltd.	13,316	70,140
*SY Co., Ltd.	20,472	69,618
*Synergy Innovation Co., Ltd.	6,164	12,354
*Synopex, Inc.	48,739	308,917

118

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Systems Technology, Inc.	2,361	$61,925
T&L Co., Ltd.	2,941	128,526
Tae Kyung Industrial Co., Ltd.	12,164	53,071
Taeyang Metal Industrial Co., Ltd.	16,433	24,018
*Taihan Electric Wire Co., Ltd.	12,052	119,988
*Taihan Fiberoptics Co., Ltd.	38,694	33,876
TCC Steel	5,965	228,742
TechWing, Inc.	21,300	535,544
*Telcon RF Pharmaceutical, Inc.	35,879	20,119
Telechips, Inc.	4,059	76,358
TEMC CNS Co., Ltd.	3,950	35,039
TES Co., Ltd.	1,791	31,489
*Thinkware Systems Corp.	2,319	26,074
TK Corp.	13,643	122,897
TKG Huchems Co., Ltd.	16,390	234,922
TLB Co., Ltd.	4,830	101,870
Tokai Carbon Korea Co., Ltd.	3,511	311,445
Tongyang Life Insurance Co., Ltd.	19,151	73,716
*Top Engineering Co., Ltd.	9,145	44,928
Toptec Co., Ltd.	18,734	111,420
Tovis Co., Ltd.	8,847	121,749
TS Corp.	25,065	57,852
*Tuksu Construction Co., Ltd.	6,652	34,653
TYM Corp.	27,355	96,290
UBCare Co., Ltd.	5,498	19,234
Ubiquoss, Inc.	5,534	68,469
Ubivelox, Inc.	4,780	35,277
*Uni-Chem Co., Ltd.	27,161	35,845
Unick Corp.	8,115	26,833
Unid Co., Ltd.	3,466	241,248
Union Semiconductor Equipment & Materials Co., Ltd.	6,645	53,031
Uniquest Corp.	4,775	24,253
UniTest, Inc.	2,869	30,120
Unitrontech Co., Ltd.	12,714	52,619
V One Tech Co., Ltd.	1,184	7,367
Value Added Technology Co., Ltd.	6,433	137,075
*Very Good Tour Co., Ltd.	1,574	8,200
*VICTEK Co., Ltd.	5,240	17,402
*»Vidente Co., Ltd.	22,704	10,234
Vieworks Co., Ltd.	3,036	60,518
*Vina Tech Co., Ltd.	1,781	60,823
Vitzro Tech Co., Ltd.	7,851	48,682
Vitzrocell Co., Ltd.	7,372	92,863
*VM, Inc.	2,522	29,616
*VT Co., Ltd.	11,922	190,635
Webcash Corp.	3,918	25,854
*Wemade Co., Ltd.	580	19,850
*Wemade Max Co., Ltd.	5,117	40,207
Winix, Inc.	4,303	27,989
WiSoL Co., Ltd.	9,108	58,717
Won Tech Co., Ltd.	5,656	42,315
*WONIK IPS Co., Ltd.	3,990	108,115
Wonik Materials Co., Ltd.	6,108	159,539
Wonik QnC Corp.	10,058	232,875
Woojin, Inc.	5,881	35,658
*Woongjin Thinkbig Co., Ltd.	38,641	60,110
*Wooree Bio Co., Ltd.	43,227	80,067
Woori Financial Group, Inc.	272,930	2,810,067

119

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Woori Technology, Inc.	36,036	$38,458
Wooshin Systems Co., Ltd.	3,711	22,259
*Woosu AMS Co., Ltd.	12,546	26,552
Worldex Industry & Trading Co., Ltd.	6,688	116,378
*Wysiwyg Studios Co., Ltd.	9,346	14,505
Y G-1 Co., Ltd.	11,983	50,287
*Y2 Solution Co., Ltd.	4,161	13,096
*YC Corp.	15,317	153,381
Y-entec Co., Ltd.	9,037	47,274
YG Entertainment, Inc.	7,928	243,215
*YG PLUS	10,856	31,576
YMC Co., Ltd.	8,239	30,045
*YMT Co., Ltd.	1,147	10,689
Youlchon Chemical Co., Ltd.	1,635	39,689
Youngone Corp.	15,935	442,735
Youngone Holdings Co., Ltd.	5,715	352,303
Yuanta Securities Korea Co., Ltd.	45,374	91,267
Yuhan Corp.	4,983	261,030
*Yungjin Pharmaceutical Co., Ltd.	10,307	15,773
Zeus Co., Ltd.	7,497	91,455
Zinus, Inc.	7,289	66,556

TOTAL KOREA, REPUBLIC OF		268,542,566

KUWAIT — (0.2%)
A’ayan Leasing & Investment Co. KSCP	650,257	356,797
Agility Public Warehousing Co. KSC	628,767	645,099
Al Ahli Bank of Kuwait KSCP	148,930	116,049
*ALAFCO Aviation Lease & Finance Co. KSCP	182,759	125,795
Al-Eid Food KSC	105,749	61,801
Ali Alghanim Sons Automotive Co. KSCC	62,370	223,155
*Arabi Group Holding KSC	18,396	29,864
Boubyan Bank KSCP	22,672	43,356
Boursa Kuwait Securities Co. KPSC	38,721	251,435
Burgan Bank SAK	328,714	193,173
Combined Group Contracting Co. SAK	83,944	119,647
*Commercial Real Estate Co. KSC	458,996	199,693
Gulf Bank KSCP	968,119	810,957
Gulf Cables & Electrical Industries Group Co. KSCP	69,754	284,225
Heavy Engineering & Ship Building Co. KSCP	42,025	115,842
Humansoft Holding Co. KSC	43,863	412,853
*IFA Hotels & Resorts-KPSC	14,861	51,049
Integrated Holding Co. KCSC	133,750	219,298
Jazeera Airways Co. KSCP	33,935	128,358
Kuwait Cement Co. KSC	130,655	81,871
Kuwait Finance House KSCP	568,442	1,328,825
*Kuwait Insurance Co. SAK	1,000	1,705
Kuwait International Bank KSCP	649,341	339,428
Kuwait Real Estate Co. KSC	263,676	189,196
Kuwait Telecommunications Co.	105,100	187,337
Mabanee Co. KPSC	163,049	417,151
Mezzan Holding Co. KSCC	100,727	242,007
Mobile Telecommunications Co. KSCP	738,356	1,169,863
National Bank of Kuwait SAKP	387,521	1,088,330
Salhia Real Estate Co. KSCP	141,565	200,857
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC, Class A	162,275	87,460
*Warba Bank KSCP	614,642	377,167

TOTAL KUWAIT		10,099,643

120

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (0.5%)
#7-Eleven Malaysia Holdings BHD	145,056	$61,700
Able Global BHD	84,100	30,662
Aeon Co. M BHD	419,400	97,545
AFFIN Bank BHD	549,548	293,630
Ajinomoto Malaysia BHD	4,700	19,125
#Alliance Bank Malaysia BHD	497,300	398,048
Allianz Malaysia BHD	30,700	135,344
AME Elite Consortium BHD	125,300	46,471
AMMB Holdings BHD	856,400	753,668
Ancom Nylex BHD	293,910	63,431
#*Ann Joo Resources BHD	25,500	6,091
Apex Healthcare BHD	19,500	13,483
Axiata Group BHD	463,210	274,675
*Bahvest Resources BHD	375,300	41,678
#Bank Islam Malaysia BHD	436,200	233,980
Batu Kawan BHD	37,300	156,156
#*Berjaya Assets BHD	277,000	19,154
*Berjaya Corp. BHD	1,263,153	76,755
#Berjaya Food BHD	514,292	73,278
#*Berjaya Land BHD	772,500	56,653
#Bermaz Auto BHD	497,600	240,850
Beshom Holdings BHD	56,719	10,815
#British American Tobacco Malaysia BHD	39,100	68,492
*Bumi Armada BHD	2,143,200	264,953
Bursa Malaysia BHD	398,000	622,123
#CAB Cakaran Corp. BHD	63,400	10,561
Cahya Mata Sarawak BHD	432,800	99,755
Carlsberg Brewery Malaysia BHD	67,400	263,810
CB Industrial Product Holding BHD	102,800	29,510
CELCOMDIGI BHD	276,200	240,174
CIMB Group Holdings BHD	830,106	1,149,712
*Coastal Contracts BHD	76,000	23,887
#D&O Green Technologies BHD	261,500	181,913
#Datasonic Group BHD	759,300	73,185
Dayang Enterprise Holdings BHD	496,572	271,567
Dialog Group BHD	198,358	100,166
#DRB-Hicom BHD	597,600	175,304
Duopharma Biotech BHD	138,184	34,166
Dutch Lady Milk Industries BHD	2,800	19,279
*Eastern & Oriental BHD	425,800	91,004
#Eco World Development Group BHD	438,600	134,176
Eco World International BHD	76,800	5,793
*Ecofirst Consolidated BHD	230,600	19,086
*Ekovest BHD	1,393,300	129,915
Farm Fresh BHD	184,100	56,706
#FGV Holdings BHD	173,100	50,053
#Formosa Prosonic Industries BHD	113,400	68,432
Fraser & Neave Holdings BHD	38,900	257,567
#Frontken Corp. BHD	676,550	558,535
Gamuda BHD	1,147,086	1,276,275
Gas Malaysia BHD	115,700	87,760
Genting BHD	271,300	256,946
Genting Malaysia BHD	755,000	417,643
Genting Plantations BHD	131,300	166,721
Globetronics Technology BHD	173,033	45,683
*Greatech Technology BHD	121,400	114,468
Guan Chong BHD	125,200	71,880
HAP Seng Consolidated BHD	209,180	194,168

121

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Hap Seng Plantations Holdings BHD	139,700	$54,153
*Hartalega Holdings BHD	828,400	486,018
Heineken Malaysia BHD	50,400	245,637
#*Hengyuan Refining Co. BHD	82,600	52,788
#Hextar Global BHD	295,200	56,287
Hiap Teck Venture BHD	985,400	82,590
Hibiscus Petroleum BHD	615,120	350,576
Hong Leong Bank BHD	22,032	89,097
Hong Leong Financial Group BHD	43,353	151,883
Hong Leong Industries BHD	42,000	93,988
IGB BHD	11,517	6,009
#IHH Healthcare BHD	156,900	208,104
IJM Corp. BHD	790,320	400,749
Inari Amertron BHD	766,188	496,076
#IOI Corp. BHD	115,726	98,691
IOI Properties Group BHD	483,024	218,613
*Iskandar Waterfront City BHD	315,100	49,518
#*JAKS Resources BHD	793,719	22,452
#Jaya Tiasa Holdings BHD	382,300	100,131
#Kelington Group BHD	191,900	110,174
#Kenanga Investment Bank BHD	405,700	92,659
Kerjaya Prospek Group BHD	151,176	57,018
#Kim Loong Resources BHD	107,400	49,959
*KNM Group BHD	252,300	3,436
KPJ Healthcare BHD	694,200	293,826
Kretam Holdings BHD	231,300	28,958
*KSL Holdings BHD	98,792	35,604
#Kuala Lumpur Kepong BHD	111,675	541,469
Lagenda Properties BHD	235,600	73,062
LBS Bina Group BHD	81,200	11,655
#Leong Hup International BHD	494,600	60,109
Lii Hen Industries BHD	173,600	38,558
LPI Capital BHD	42,584	107,073
#Magnum BHD	310,519	74,824
#Mah Sing Group BHD	769,500	201,545
#Malakoff Corp. BHD	307,200	43,127
Malayan Banking BHD	352,950	719,582
Malayan Flour Mills BHD	485,500	67,141
Malaysia Airports Holdings BHD	328,062	687,401
#*Malaysia Building Society BHD	1,145,194	189,566
#Malaysia Smelting Corp. BHD	107,800	64,827
Malaysian Pacific Industries BHD	48,375	307,127
Malaysian Resources Corp. BHD	898,897	126,194
Matrix Concepts Holdings BHD	591,562	226,833
#Maxis BHD	140,200	107,812
Media Prima BHD	274,000	27,558
Mega First Corp. BHD	331,500	324,380
Mi Technovation BHD	133,900	52,746
MISC BHD	187,980	313,530
#MKH BHD	342,824	96,257
*MKH Oil Palm East Kalimantan Sdn BHD	48,974	6,311
MNRB Holdings BHD	204,700	75,060
MPHB Capital BHD	114,100	28,928
ΩMR DIY Group M BHD	825,900	269,964
*MSM Malaysia Holdings BHD	30,300	20,443
Muda Holdings BHD	12,500	3,824
*Muhibbah Engineering M BHD	390,300	77,283
My EG Services BHD	2,648,330	518,845

122

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Nestle Malaysia BHD	10,000	$266,527
*»Nylex Malaysia BHD	1,485	75
OCK Group BHD	179,400	22,178
Padini Holdings BHD	269,400	202,085
Panasonic Manufacturing Malaysia BHD	4,500	17,915
Pantech Group Holdings BHD	393,529	88,230
Paramount Corp. BHD	107,400	24,754
Pecca Group BHD	81,600	22,569
Pentamaster Corp. BHD	145,800	130,448
Perak Transit BHD	304,050	47,144
Petron Malaysia Refining & Marketing BHD	57,800	59,829
#Petronas Chemicals Group BHD	239,600	340,385
Petronas Dagangan BHD	48,400	220,069
Petronas Gas BHD	48,500	182,923
PIE Industrial BHD	35,100	42,068
Power Root BHD	76,200	27,622
Press Metal Aluminium Holdings BHD	521,978	587,328
Public Bank BHD	2,931,500	2,530,703
QL Resources BHD	326,057	438,614
#Ranhill Utilities BHD	222,301	52,169
RGB International BHD	375,100	31,831
RHB Bank BHD	605,160	697,408
Sam Engineering & Equipment M BHD	47,625	48,897
*Sapura Energy BHD	3,166,242	29,855
Sarawak Oil Palms BHD	181,536	116,016
Scientex BHD	373,800	328,960
SFP Tech Holdings BHD	111,200	17,825
Sime Darby BHD	803,922	471,657
#Sime Darby Plantation BHD	559,219	523,773
#Sime Darby Property BHD	1,491,022	306,171
SKP Resources BHD	342,949	73,297
SP Setia BHD Group	1,048,600	320,787
#Sports Toto BHD	138,198	40,830
#Sunway BHD	483,089	356,307
#Sunway Construction Group BHD	111,780	70,968
#Syarikat Takaful Malaysia Keluarga BHD	185,328	143,680
#Ta Ann Holdings BHD	200,956	178,113
Taliworks Corp. BHD	136,300	22,991
TASCO BHD	85,700	14,994
Telekom Malaysia BHD	216,083	280,263
#Tenaga Nasional BHD	152,250	381,542
Thong Guan Industries BHD	105,000	45,322
TIME dotCom BHD	329,200	355,929
TMC Life Sciences BHD	72,700	10,511
*Top Glove Corp. BHD	1,906,100	351,465
#*Tropicana Corp. BHD	360,788	113,396
TSH Resources BHD	689,500	164,700
Uchi Technologies BHD	149,200	123,799
UEM Sunrise BHD	810,758	181,773
Unisem M BHD	150,500	115,102
United Plantations BHD	49,500	261,372
UOA Development BHD	299,440	118,584
*Uzma BHD	139,700	35,419
Velesto Energy BHD	2,569,683	145,377
ViTrox Corp. BHD	58,300	91,008
#VS Industry BHD	400,700	76,404
*Wasco BHD	178,500	54,233
#WCT Holdings BHD	676,492	74,418

123

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#Wellcall Holdings BHD	203,500	$66,518
Westports Holdings BHD	163,100	133,624
*Widad Group BHD	1,186,200	16,156
#Yinson Holdings BHD	730,800	375,162
YTL Corp. BHD	1,389,040	902,258
#YTL Power International BHD	398,953	384,533

TOTAL MALAYSIA		34,089,451

MEXICO — (0.7%)
Alfa SAB de CV, Class A	1,725,090	1,275,707
#*Alpek SAB de CV	13,656	10,211
*Alsea SAB de CV	341,892	1,439,926
America Movil SAB de CV, ADR	87,552	1,668,741
America Movil SAB de CV, Class B	2,117,898	2,027,345
Arca Continental SAB de CV	64,582	633,445
*Axtel SAB de CV	675,377	42,017
ΩBanco del Bajio SA	516,163	1,913,364
#Becle SAB de CV	47,126	96,252
Bolsa Mexicana de Valores SAB de CV	217,909	411,557
*Cemex SAB de CV	3,099,544	2,468,575
*Cemex SAB de CV, Sponsored ADR	27,536	217,810
Cia Minera Autlan SAB de CV, Class B	35,735	20,973
Coca-Cola Femsa SAB de CV	23,630	235,697
Coca-Cola Femsa SAB de CV, Sponsored ADR	3,283	325,509
Consorcio ARA SAB de CV	305,857	59,597
*Controladora AXTEL SAB DE CV	1,725,090	28,855
Corp Inmobiliaria Vesta SAB de CV	216,977	771,839
Corp. Moctezuma SAB de CV	73,818	324,845
El Puerto de Liverpool SAB de CV	50,983	408,977
#*<»Empresas ICA SAB de CV	117,564	—
Fomento Economico Mexicano SAB de CV	56,625	666,034
Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,731	203,669
GCC SAB de CV	66,400	759,848
Genomma Lab Internacional SAB de CV, Class B	204,712	200,765
Gentera SAB de CV	726,513	1,171,307
Gruma SAB de CV, Class B	93,444	1,845,243
#Grupo Aeroportuario del Centro Norte SAB de CV	147,004	1,636,340
#Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	785	69,268
Grupo Aeroportuario del Pacifico SAB de CV, Class B	17,946	328,639
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	10,282	1,869,576
Grupo Aeroportuario del Sureste SAB de CV, Class B	360	12,433
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	3,676	1,266,382
#Grupo Bimbo SAB de CV, Class A	323,728	1,363,805
*Grupo Carso SAB de CV, Class A1	86,516	684,115
Grupo Comercial Chedraui SA de CV	204,267	1,517,391
Grupo Financiero Banorte SAB de CV, Class O	615,432	6,124,160
*Grupo Financiero Inbursa SAB de CV, Class O	488,883	1,362,049
Grupo Herdez SAB de CV	82,896	238,298
*Grupo Industrial Saltillo SAB de CV	21,722	28,239
Grupo Lamosa SAB de CV	35,276	261,902
Grupo Mexico SAB de CV, Class B	573,824	3,564,825
Grupo Rotoplas SAB de CV	48,034	81,840
*Grupo Simec SAB de CV, ADR	1,049	34,229
*Grupo Simec SAB de CV, Class B	35,729	381,646
*ΩGrupo Traxion SAB de CV	66,104	111,774
*Hoteles City Express SAB de CV	167,851	44,626
*Industrias CH SAB de CV, Class B	83,707	909,018
#*Industrias Penoles SAB de CV	54,492	795,097
Kimberly-Clark de Mexico SAB de CV, Class A	477,562	999,493

124

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
La Comer SAB de CV	274,834	$591,816
Megacable Holdings SAB de CV	136,269	398,846
*Minera Frisco SAB de CV	251,068	50,984
*ΩNemak SAB de CV	324,113	56,306
#Operadora De Sites Mexicanos SAB de CV	354,398	401,021
Orbia Advance Corp. SAB de CV	536,918	886,749
*Organizacion Cultiba SAB de CV	12,061	7,397
Organizacion Soriana SAB de CV, Class B	151,399	301,670
Prologis Property Mexico SA de CV	46	184
Promotora y Operadora de Infraestructura SAB de CV	94,172	951,144
Promotora y Operadora de Infraestructura SAB de CV, Class L	4,232	30,302
Qualitas Controladora SAB de CV	57,781	759,697
Regional SAB de CV	153,159	1,390,777
*Vista Energy SAB de CV, Sponsored ADR	2,677	115,513
*Vitro SAB de CV, Series A	16,205	8,369
Wal-Mart de Mexico SAB de CV	307,883	1,155,024

TOTAL MEXICO		50,019,052

NETHERLANDS — (2.3%)
Aalberts NV	73,022	3,507,317
ΩABN AMRO Bank NV	132,738	2,141,737
Acomo NV	11,378	212,418
*ΩAdyen NV	667	806,051
*Aegon, Ltd.	437,061	2,736,684
*Aegon, Ltd., Registered	388,209	2,395,250
AFC Ajax NV	546	6,043
Akzo Nobel NV	66,574	4,423,413
#*ΩAlfen N.V.	5,405	235,565
Allfunds Group PLC	163,123	1,036,056
AMG Critical Materials NV	7,811	184,745
APERAM SA	35,321	1,036,332
Arcadis NV	37,393	2,324,993
ArcelorMittal SA	15,942	402,117
ArcelorMittal SA, Sponsored NVDR	116,076	2,903,061
ASM International NV	10,046	6,393,485
ASML Holding NV	1,301	1,158,370
ASML Holding NV, Sponsored NVDR	38,915	33,952,170
ASR Nederland NV	122,479	6,151,255
ΩB&S Group Sarl	16,927	91,401
#*ΩBasic-Fit NV	23,953	529,141
BE Semiconductor Industries NV	6,529	876,137
Brunel International NV	8,274	90,063
Coca-Cola Europacific Partners PLC	39,613	2,850,587
Corbion NV	26,298	577,570
*ΩCTP NV	23,287	397,400
Flow Traders, Ltd.	8,505	175,424
ForFarmers NV	23,980	62,051
Fugro NV	99,959	2,443,316
Heineken NV	27,665	2,700,742
*IMCD NV	26,958	4,100,356
ING Groep NV	259,093	4,117,319
ING Groep NV, Sponsored ADR	92,618	1,463,364
*InPost SA	143,912	2,328,185
JDE Peet’s NV	26,274	584,909
*Kendrion NV	6,975	97,701
Koninklijke Ahold Delhaize NV	410,579	12,485,556
Koninklijke Ahold Delhaize NV, ADR	786	23,942
*Koninklijke BAM Groep NV	113,915	466,998
*Koninklijke Heijmans N.V	17,545	331,303

125

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
Koninklijke KPN NV	1,749,183	$6,374,064
*Koninklijke Philips NV	6,510	175,761
#*Koninklijke Philips NV, Sponsored NVDR	128,607	3,414,516
Koninklijke Vopak NV	45,757	1,825,916
Nedap NV	2,464	163,875
*NN Group NV	114,448	5,304,921
OCI NV	79,420	2,148,483
#*Pharming Group NV	299,487	280,680
*PostNL NV	35,531	48,060
*Prosus NV	101,355	3,414,878
Randstad NV	56,884	2,870,871
SBM Offshore NV	74,197	1,106,731
*SIF Holding NV	1,132	12,273
ΩSignify NV	89,376	2,461,775
Sligro Food Group NV	14,659	223,514
*<»SRH NV	38,309	—
*TKH Group NV	24,165	1,048,012
#*TomTom NV	28,699	172,459
Universal Music Group NV	192,975	5,715,607
Van Lanschot Kempen NV	16,951	604,467
Wolters Kluwer NV	73,374	11,042,621

TOTAL NETHERLANDS		157,210,011

NEW ZEALAND — (0.2%)
#*a2 Milk Co., Ltd. (The)	122,520	485,034
Air New Zealand, Ltd.	1,027,551	334,430
*Arvida Group, Ltd.	147,600	94,330
Auckland International Airport, Ltd.	83,194	386,456
Briscoe Group, Ltd.	8,520	22,486
#Channel Infrastructure NZ, Ltd.	165,675	151,959
#Chorus, Ltd.	206,024	877,787
Chorus, Ltd., ADR	2,187	46,550
Comvita, Ltd.	5,949	7,252
Contact Energy, Ltd.	112,030	574,768
#EBOS Group, Ltd.	21,814	452,570
Fisher & Paykel Healthcare Corp., Ltd.	39,188	660,206
Fletcher Building, Ltd.	289,448	652,581
#Fletcher Building, Ltd.	12,299	27,713
Freightways Group, Ltd.	79,606	395,698
Genesis Energy, Ltd.	340,286	468,172
*Gentrack Group, Ltd.	5,110	24,765
Hallenstein Glasson Holdings, Ltd.	23,055	82,402
Heartland Group Holdings, Ltd.	453,417	284,409
Infratil, Ltd.	110,213	712,188
KMD Brands, Ltd.	305,223	97,533
Mainfreight, Ltd.	14,871	598,395
Manawa Energy, Ltd.	21,393	55,195
Mercury NZ, Ltd.	48,647	183,660
Meridian Energy, Ltd.	66,110	234,724
#NZME, Ltd.	83,243	43,784
NZX, Ltd.	157,127	108,787
*Oceania Healthcare, Ltd.	440,006	156,224
PGG Wrightson, Ltd.	18,227	21,032
Port of Tauranga, Ltd.	36,568	106,032
Rakon, Ltd.	14,706	8,702
*Restaurant Brands New Zealand, Ltd.	11,620	23,379
*Ryman Healthcare, Ltd.	127,956	308,173
Sanford, Ltd.	22,200	52,548
Scales Corp., Ltd.	62,043	124,828

126

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
*Serko, Ltd.	14,412	$31,725
Skellerup Holdings, Ltd.	105,717	281,512
SKY Network Television, Ltd.	147,094	253,295
SKYCITY Entertainment Group, Ltd.	202,858	213,674
Spark New Zealand, Ltd.	487,672	1,376,529
Steel & Tube Holdings, Ltd.	99,869	60,280
*Summerset Group Holdings, Ltd.	179,376	1,178,220
*Synlait Milk, Ltd.	41,432	11,768
#Tourism Holdings, Ltd.	108,342	185,923
*TOWER, Ltd.	136,071	66,026
Vector, Ltd.	54,504	120,303
#*Vista Group International, Ltd.	31,679	33,931
Warehouse Group, Ltd. (The)	89,554	75,251

TOTAL NEW ZEALAND		12,753,189

NORWAY — (0.6%)
2020 Bulkers, Ltd.	9,046	140,990
ABG Sundal Collier Holding ASA	122,063	63,930
*Adevinta ASA	21,056	215,615
AF Gruppen ASA	10,229	132,456
#*Agilyx ASA	13,931	37,488
#*Akastor ASA	64,110	79,775
#Aker ASA, A Shares	1,933	108,047
*Aker BioMarine ASA	13,597	86,193
Aker BP ASA	87,479	2,148,633
Aker Solutions ASA	71,617	272,262
AMSC ASA	32,224	89,478
*ArcticZymes Technologies ASA	4,031	9,428
Atea ASA	38,083	489,700
Austevoll Seafood ASA	63,477	511,008
ΩAvance Gas Holding, Ltd.	13,475	196,635
Awilco LNG AS	15,996	11,454
Bakkafrost P/F	3,893	238,695
Belships ASA	78,509	177,589
*BLUENORD ASA	6,411	329,403
Bonheur ASA	12,648	288,956
Borr Drilling, Ltd.	92,390	489,667
Borregaard ASA	37,869	651,089
Bouvet ASA	38,869	214,103
ΩBW LPG, Ltd.	85,876	1,249,272
BW Offshore, Ltd.	34,388	86,792
*Cadeler A/S	46,742	222,859
*Cloudberry Clean Energy ASA	107,659	88,176
#*ΩCrayon Group Holding ASA	6,677	49,772
DNB Bank ASA	78,866	1,382,308
DNO ASA	118,497	111,390
*Elliptic Laboratories ASA	8,717	12,500
ΩElmera Group ASA	54,123	162,259
Elopak ASA	49,617	150,991
*ΩEntra ASA	8,411	77,926
Equinor ASA	230,973	6,235,185
Equinor ASA, Sponsored ADR	35,928	955,326
ΩEuropris ASA	96,145	609,472
FLEX LNG, Ltd.	12,239	321,830
Frontline PLC	48,445	1,158,832
*Gaming Innovation Group, Inc.	18,888	57,734
Gjensidige Forsikring ASA	6,749	108,906
Golar LNG, Ltd.	3,007	73,732
Golden Ocean Group, Ltd.	69,230	980,547

127

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Gram Car Carriers ASA	8,355	$194,273
Grieg Seafood ASA	37,016	240,664
Hafnia, Ltd.	72,831	553,755
#*Hexagon Purus ASA	10,561	5,054
Hoegh Autoliners ASA	101,831	1,077,698
ΩKid ASA	18,462	245,734
Kitron ASA	78,471	203,792
ΩKlaveness Combination Carriers ASA	10,588	103,450
*Kongsberg Automotive ASA	251,179	40,736
Kongsberg Gruppen ASA	5,225	370,850
Leroy Seafood Group ASA	43,449	193,034
*LINK Mobility Group Holding ASA	250,478	443,318
Magnora ASA	17,264	47,626
Medistim ASA	4,390	71,950
*MORROW BANK ASA	21,722	7,905
Mowi ASA	29,828	527,787
#MPC Container Ships ASA	282,070	456,314
ΩMulticonsult ASA	5,591	71,187
*Nekkar ASA	13,032	11,180
#*NEL ASA	159,809	75,704
NORBIT ASA	7,593	49,367
#*Nordic Semiconductor ASA	9,591	106,960
Norsk Hydro ASA	207,218	1,289,247
#ΩNorske Skog ASA	12,793	43,159
*Northern Ocean, Ltd.	47,904	36,509
*Norwegian Air Shuttle ASA	37,796	49,847
*NRC Group ASA	28,320	32,222
Odfjell Drilling, Ltd.	104,732	484,216
Odfjell SE, Class A	14,146	224,054
Odfjell Technology, Ltd.	13,082	73,714
#OKEA ASA	18,421	43,083
ΩOkeanis Eco Tankers Corp.	10,816	336,958
Olav Thon Eiendomsselskap ASA	617	12,313
Orkla ASA	43,322	296,529
*Otello Corp. ASA	216	152
Panoro Energy ASA	61,679	159,570
Pareto Bank ASA	10,994	57,580
Pexip Holding ASA	41,515	99,531
*PGS ASA	656,376	510,323
*PhotoCure ASA	4,482	22,381
Protector Forsikring ASA	36,099	736,704
Rana Gruber ASA	19,032	143,159
#*REC Silicon ASA	61,179	60,051
Salmar ASA	3,846	243,628
*Salmon Evolution ASA	106,776	70,193
Sandnes Sparebank	999	8,877
*SATS ASA	48,793	76,224
*ΩScatec ASA	68,328	503,167
Schibsted ASA, Class A	9,273	266,112
Schibsted ASA, Class B	11,160	313,612
Selvaag Bolig ASA	16,704	53,020
#*ΩShelf Drilling, Ltd.	99,016	167,558
#*Siem Offshore, Inc.	28,313	91,401
*SmartCraft ASA	5,706	13,912
*Solstad Offshore ASA	23,029	90,044
Sparebank 1 Oestlandet	11,473	138,826
SpareBank 1 Sorost-Norge	4,185	25,887
SpareBank 1 SR-Bank ASA	56,107	682,962

128

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Sparebanken More	4,457	$34,178
Stolt-Nielsen, Ltd.	14,968	642,018
Storebrand ASA	150,158	1,449,492
*Subsea 7 SA	79,170	1,288,264
Telenor ASA	52,404	605,236
#TGS ASA	13,401	153,927
TOMRA Systems ASA	23,304	289,770
Var Energi ASA	105,191	345,566
Veidekke ASA	49,793	522,473
#*Volue ASA	6,582	17,088
Wallenius Wilhelmsen ASA	45,979	467,506
Yara International ASA	18,719	536,681

TOTAL NORWAY		39,985,665

PERU — (0.0%)
Cementos Pacasmayo SAA, ADR	4,565	24,331
Credicorp, Ltd.	4,066	673,370
Intercorp Financial Services, Inc.	4,101	87,434

TOTAL PERU		785,135

PHILIPPINES — (0.2%)
Aboitiz Equity Ventures, Inc.	252,080	183,272
Aboitiz Power Corp.	176,000	112,878
ACEN Corp.	2,792,676	200,621
Alliance Global Group, Inc.	1,384,600	241,598
Apex Mining Co., Inc.	1,790,000	102,253
*Atlas Consolidated Mining & Development Corp.	277,700	21,680
Ayala Corp.	20,275	215,847
Ayala Land, Inc.	504,700	251,177
Bank of the Philippine Islands	325,897	719,282
BDO Unibank, Inc.	741,183	1,901,440
*Belle Corp.	909,800	31,971
*Bloomberry Resorts Corp.	2,014,400	362,650
*Cebu Air, Inc.	52,220	25,853
Cebu Landmasters, Inc.	478,033	22,342
Century Pacific Food, Inc.	635,100	417,768
China Banking Corp.	356,867	241,542
*Converge Information and Communications Technology Solutions, Inc.	1,586,200	258,104
D&L Industries, Inc.	739,200	79,974
*DITO CME Holdings Corp.	1,674,000	64,041
DMCI Holdings, Inc.	2,093,650	401,562
DoubleDragon Corp.	126,160	17,231
East West Banking Corp.	261,350	42,210
Emperador, Inc.	507,900	167,400
Filinvest Land, Inc.	2,767,000	34,966
First Gen Corp.	62,100	20,640
Ginebra San Miguel, Inc.	17,340	49,227
Global Ferronickel Holdings, Inc.	859,820	27,982
Globe Telecom, Inc.	12,407	381,004
GT Capital Holdings, Inc.	39,620	438,595
*Integrated Micro-Electronics, Inc.	310,479	9,029
International Container Terminal Services, Inc.	183,870	1,053,532
JG Summit Holdings, Inc.	104,350	60,964
Jollibee Foods Corp.	107,620	438,539
Keepers Holdings, Inc. (The)	762,000	19,126
LT Group, Inc.	593,200	104,329
Manila Electric Co.	17,040	108,844
Manila Water Co., Inc.	313,200	134,728
Megaworld Corp.	4,394,500	139,210

129

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
PHILIPPINES — (Continued)
Metropolitan Bank & Trust Co.	694,931	$842,071
ΩMonde Nissin Corp.	155,900	28,822
Nickel Asia Corp.	2,019,760	140,551
Petron Corp.	1,598,000	82,987
Philex Mining Corp.	680,300	35,800
*Philippine National Bank	24,873	9,343
Philippine Stock Exchange, Inc. (The)	312	1,053
*Phoenix Petroleum Philippines, Inc.	115,600	8,004
PLDT, Inc.	12,790	296,677
PLDT, Inc., Sponsored ADR	6,876	163,305
»PNB Holdings Corp.	24,721	45,776
Puregold Price Club, Inc.	387,400	158,934
RFM Corp.	137,000	7,660
Rizal Commercial Banking Corp.	104,967	41,337
Robinsons Land Corp.	767,878	207,360
Robinsons Retail Holdings, Inc.	250,430	155,845
San Miguel Corp.	134,280	244,067
San Miguel Food and Beverage, Inc.	103,150	81,958
Security Bank Corp.	203,594	251,459
Semirara Mining & Power Corp.	443,340	252,872
*Shell Pilipinas Corp.	125,930	23,456
SM Investments Corp.	5,105	83,952
SM Prime Holdings, Inc.	364,025	176,125
Synergy Grid & Development Phils, Inc.	377,000	64,543
*Top Frontier Investment Holdings, Inc.	3,465	5,059
Union Bank of the Philippines	236,628	157,702
Universal Robina Corp.	209,350	373,991
Vista Land & Lifescapes, Inc.	1,668,000	43,311
Wilcon Depot, Inc.	749,300	216,612

TOTAL PHILIPPINES		13,304,043

POLAND — (0.4%)
*11 bit studios SA	385	53,188
AB SA	2,500	54,247
#*Action SA	12,086	58,126
*Agora SA	29,781	76,545
*Alior Bank SA	87,096	2,234,279
*ΩAllegro.eu SA	5,853	49,203
*Amica SA	2,965	51,807
*AmRest Holdings SE	45,504	296,328
Apator SA	5,895	21,387
Arctic Paper SA	20,408	103,495
#ASBISc Enterprises PLC	33,382	202,125
Asseco Poland SA	44,802	885,787
Auto Partner SA	35,045	234,280
Bank Handlowy w Warszawie SA	12,726	352,251
*Bank Millennium SA	412,692	945,980
*Bank Ochrony Srodowiska SA	31,286	122,939
Bank Polska Kasa Opieki SA	34,455	1,439,066
#Benefit Systems SA	1,118	762,593
BNPP Bank Polska SA	1,173	29,279
Boryszew SA	54,851	83,911
Budimex SA	6,224	1,057,509
Bumech SA	1,827	5,373
*CCC SA	29,673	693,370
CD Projekt SA	2,109	61,764
Celon Pharma SA	9,568	35,848
*CI Games SA	46,405	16,882
#*Cognor Holding SA	134,560	276,682

130

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
ComArch SA	1,221	$73,176
Creepy Jar SA	97	13,904
Cyber Folks SA	3,343	92,120
*Cyfrowy Polsat SA	7,819	19,430
Develia SA	132,822	217,962
*ΩDino Polska SA	5,567	536,434
Dom Development SA	3,432	149,619
Echo Investment SA	1,495	1,737
*Enea SA	208,680	436,824
Eurocash SA	52,270	176,718
*Fabryki Mebli Forte SA	1,825	10,374
Globe Trade Centre SA	18,382	24,077
*Grenevia SA	110,798	66,540
#*Grupa Azoty SA	9,239	50,233
Grupa Kety SA	6,629	1,381,895
*ΩHUUUGE, Inc.	5,256	32,084
ING Bank Slaski SA	2,804	220,367
Inter Cars SA	3,045	401,103
KGHM Polska Miedz SA	32,841	1,141,558
LPP SA	231	898,013
Lubelski Wegiel Bogdanka SA	11,949	84,871
*mBank SA	4,307	729,986
Mirbud SA	41,307	100,657
Mo-BRUK SA	1,684	135,468
*Mostostal Zabrze SA	21,012	23,368
Neuca SA	885	199,471
#*NEWAG SA	1,769	12,591
Orange Polska SA	115,867	225,073
ORLEN SA	168,241	2,762,507
*PCC Rokita SA	999	25,084
*PGE Polska Grupa Energetyczna SA	321,550	483,799
*PKP Cargo SA	25,451	75,857
PlayWay SA	645	48,300
#*Polimex-Mostostal SA	83,978	72,598
Powszechna Kasa Oszczednosci Bank Polski SA	45,380	680,762
Powszechny Zaklad Ubezpieczen SA	88,509	1,121,702
Santander Bank Polska SA	2,212	306,574
*Selvita SA	1,196	20,572
Synektik SA	2,871	91,672
*Tauron Polska Energia SA	792,661	571,042
Text SA	8,223	182,900
*Torpol SA	8,701	67,951
Unimot SA	2,058	66,730
Votum SA	6,160	68,355
VRG SA	34,865	28,434
Warsaw Stock Exchange	11,142	123,913
Wawel SA	20	3,134
Wirtualna Polska Holding SA	6,723	199,050
*Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	3,303	40,570
*Zespol Elektrowni Patnow Adamow Konin SA	10,461	50,931

TOTAL POLAND		24,752,334

PORTUGAL — (0.2%)
Altri SGPS SA	42,109	233,006
*Banco Comercial Portugues SA, Class R	8,957,508	3,147,287
Corticeira Amorim SGPS SA	3,424	35,074
CTT-Correios de Portugal SA	65,090	306,926
*EDP - Energias de Portugal SA	248,466	936,765
*EDP Renovaveis SA	26,552	365,391

131

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
PORTUGAL — (Continued)
Galp Energia SGPS SA	316,252	$6,830,716
*Greenvolt-Energias Renovaveis SA	16,198	143,756
Ibersol SGPS SA	13,357	100,260
Jeronimo Martins SGPS SA	50,801	1,051,078
Mota-Engil SGPS SA	70,397	306,509
Navigator Co. SA (The)	159,061	706,159
NOS SGPS SA	127,525	441,796
REN - Redes Energeticas Nacionais SGPS SA	135,684	328,608
Sonae SGPS SA	490,212	492,712

TOTAL PORTUGAL		15,426,043

QATAR — (0.2%)
*Aamal Co.	1,358,533	292,154
Al Khaleej Takaful Group QSC	175,840	124,310
Al Meera Consumer Goods Co. QSC	56,053	202,136
Baladna	599,641	222,333
Barwa Real Estate Co.	1,531,688	1,182,105
Commercial Bank PSQC (The)	490,052	558,963
Doha Bank QPSC	1,766,517	724,364
Doha Insurance Co. QSC	74,984	49,426
*Estithmar Holding QPSC	191,210	107,605
Gulf International Services QSC	927,847	706,907
Gulf Warehousing Co.	207,085	187,690
Industries Qatar QSC	174,506	587,118
*Lesha Bank LLC	907,779	331,348
Mannai Corp. QSC	112,348	119,013
Masraf Al Rayan QSC	1,390,769	959,520
Mazaya Real Estate Development QPSC	401,032	71,703
Medicare Group	97,384	108,323
Mesaieed Petrochemical Holding Co.	414,598	218,515
Ooredoo QPSC	485,133	1,331,084
Qatar Aluminum Manufacturing Co.	1,671,429	648,649
Qatar Electricity & Water Co. QSC	83,116	348,124
Qatar Fuel QSC	152,558	605,874
Qatar Gas Transport Co., Ltd.	1,234,274	1,355,634
Qatar Industrial Manufacturing Co. QSC	140,158	101,279
Qatar Insurance Co. SAQ	604,234	376,547
Qatar International Islamic Bank QSC	201,443	556,582
Qatar Islamic Bank SAQ	111,085	558,323
Qatar Islamic Insurance Group	8,488	19,697
Qatar National Bank QPSC	671,293	2,557,219
Qatar National Cement Co. QSC	273,798	268,609
Salam International Investment, Ltd. QSC	813,430	141,418
United Development Co. QSC	1,500,102	453,203
Vodafone Qatar QSC	1,593,961	774,873
*Widam Food Co.	17,241	10,678

TOTAL QATAR		16,861,326

RUSSIAN FEDERATION — (0.0%)
*<»Gazprom PJSC, ADR	194,715	—
*<»GMK Norilskiy Nickel PAO, ADR	29,960	—
*<»Magnitogorsk Iron & Steel Works PJSC, GDR	42,197	—
*<»Mechel PJSC, ADR	19,960	—
*<»Novatek PJSC, GDR	568	—
*<»PhosAgro PJSC, GDR	132	1,135
*<»Polyus PJSC, Class G, GDR	80	—
*<»Rostelecom PJSC, ADR	19,563	—
*<»RusHydro PJSC, ADR	237,510	—
*<»Sberbank of Russia PJSC, ADR	64,074	—

132

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
RUSSIAN FEDERATION — (Continued)
*<»Sberbank of Russia PJSC, Sponsored ADR	34,093	$—
*<»Severstal PAO, GDR	16,777	—
*<»Severstal PAO, Sponsored GDR	4,738	—
*<»VTB Bank PJSC, GDR	499,471	—

TOTAL RUSSIAN FEDERATION		1,135

SAUDI ARABIA — (1.1%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	20,078	14,026
Abdullah Al Othaim Markets Co.	172,270	572,304
Abdullah Saad Mohammed Abo Moati Stationaries Co.	3,658	30,869
ACWA Power Co.	5,124	546,497
Advanced Petrochemical Co.	41,822	476,137
Al Babtain Power & Telecommunication Co.	17,797	196,447
Al Hammadi Holding	27,051	400,291
*Al Hassan Ghazi Ibrahim Shaker Co.	11,163	101,046
Al Jouf Agricultural Development Co.	3,960	54,270
*Al Jouf Cement Co.	25,643	78,352
*Al Khaleej Training and Education Co.	11,856	103,684
Al Masane Al Kobra Mining Co.	9,015	143,015
Al Moammar Information Systems Co.	6,790	285,316
Al Rajhi Bank	264,527	5,635,287
*Al Rajhi Co. for Co-operative Insurance	6,024	212,653
*Al Yamamah Steel Industries Co.	3,735	41,626
*AlAbdullatif Industrial Investment Co.	10,003	46,513
Alamar Foods	4,458	111,610
Alandalus Property Co.	10,725	79,496
Alaseel Co.	22,340	30,914
*Aldrees Petroleum and Transport Services Co.	20,211	907,463
*Al-Etihad Cooperative Insurance Co.	10,291	72,437
Alinma Bank	203,355	1,808,214
*AlJazira Takaful Ta’awuni Co.	12,254	60,443
*AlKhorayef Water & Power Technologies Co.	2,436	151,333
Almarai Co. JSC	36,050	545,950
Almunajem Foods Co.	7,107	228,145
*Alujain Corp.	14,029	168,134
Arab National Bank	266,408	2,194,851
Arabian Cement Co.	23,199	189,583
Arabian Contracting Services Co.	8,325	486,102
Arabian Internet & Communications Services Co.	5,551	515,050
*Arabian Pipes Co.	2,240	109,295
*Arabian Shield Cooperative Insurance Co.	25,704	155,433
Arriyadh Development Co.	31,399	195,731
Astra Industrial Group	25,284	1,170,293
Ataa Educational Co.	2,761	52,119
Baazeem Trading Co.	1,445	26,930
Bank AlBilad	132,016	1,256,594
*Bank Al-Jazira	352,741	1,523,597
Banque Saudi Fransi	109,954	1,074,445
Basic Chemical Industries, Ltd.	5,420	50,001
*Batic Investments and Logistic Co.	86,980	74,211
Bawan Co.	12,761	161,273
Bupa Arabia for Cooperative Insurance Co.	13,761	884,966
*Buruj Cooperative Insurance Co.	4,309	25,850
Catrion Catering Holding Co.	24,241	816,953
Cenomi Centers	34,789	232,817
City Cement Co.	29,635	164,191
*Co. for Cooperative Insurance (The)	27,846	1,106,237
Dallah Healthcare Co.	10,544	458,239
*Dar Al Arkan Real Estate Development Co.	721,446	2,558,319

133

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Dr. Sulaiman Al Habib Medical Services Group Co., Class H	10,435	$864,158
East Pipes Integrated Co. for Industry	3,532	135,419
Eastern Province Cement Co.	18,400	163,856
Electrical Industries Co.	358,568	454,114
*Emaar Economic City	163,445	338,168
Etihad Etisalat Co.	294,902	4,088,654
*Fawaz Abdulaziz Al Hokair & Co.	17,564	53,854
Fitaihi Holding Group	15,636	16,926
*Gulf General Cooperative Insurance Co.	2,250	9,346
Gulf Insurance Group	11,161	111,890
Hail Cement Co.	17,472	53,386
Herfy Food Services Co.	5,065	43,079
Jarir Marketing Co.	137,415	496,080
*Jazan Development and Investment Co.	13,313	58,639
L’Azurde Co. for Jewelry	16,452	67,728
Leejam Sports Co. JSC	14,943	833,487
*Liva Insurance Co.	5,354	29,235
Maharah Human Resources Co.	94,880	159,879
*Malath Cooperative Insurance Co.	10,359	54,411
*Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)	20,662	149,844
*Methanol Chemicals Co.	18,778	84,613
*Middle East Healthcare Co.	25,922	627,558
Middle East Paper Co.	85,658	972,919
*Middle East Specialized Cables Co.	3,417	30,247
Mobile Telecommunications Co.	294,491	948,502
Mouwasat Medical Services Co.	28,007	1,003,610
Nahdi Medical Co.	8,602	316,962
*Najran Cement Co.	39,540	104,896
*Nama Chemicals Co.	2,845	23,932
*National Agriculture Development Co. (The)	76,629	717,133
National Co. for Glass Industries (The)	5,965	69,342
National Co. for Learning & Education	745	29,994
National Gas & Industrialization Co.	10,480	237,788
*National Gypsum	2,553	19,025
*National Industrialization Co.	198,311	740,243
National Medical Care Co.	11,148	547,502
Northern Region Cement Co.	40,164	104,838
Qassim Cement Co. (The)	11,729	184,507
*Rabigh Refining & Petrochemical Co.	105,665	212,423
Riyad Bank	346,296	2,557,564
SABIC Agri-Nutrients Co.	41,178	1,271,373
Sahara International Petrochemical Co.	158,619	1,450,603
*Saudi Arabian Mining Co.	121,119	1,634,038
ΩSaudi Arabian Oil Co.	197,280	1,583,248
Saudi Automotive Services Co.	13,961	311,932
Saudi Awwal Bank	160,638	1,747,462
Saudi Basic Industries Corp.	92,464	2,083,189
Saudi Cement Co.	29,772	364,351
*Saudi Ceramic Co.	21,547	202,797
Saudi Chemical Co. Holding	192,650	413,489
Saudi Electricity Co.	53,847	267,325
*Saudi Ground Services Co.	25,556	372,036
Saudi Industrial Investment Group	102,903	637,073
Saudi Investment Bank (The)	66,189	297,891
*Saudi Kayan Petrochemical Co.	336,610	840,942
Saudi Marketing Co.	5,615	38,999
Saudi National Bank (The)	272,265	2,729,474
Saudi Paper Manufacturing Co.	6,978	141,592

134

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
*Saudi Pharmaceutical Industries & Medical Appliances Corp.	20,138	$200,274
*Saudi Printing & Packaging Co.	10,200	41,609
*Saudi Public Transport Co.	47,757	257,210
*Saudi Real Estate Co.	60,031	361,409
*Saudi Reinsurance Co.	16,970	124,201
*Saudi Research & Media Group	7,733	496,482
Saudi Telecom Co.	377,945	3,793,961
Saudia Dairy & Foodstuff Co.	5,962	580,208
Savola Group (The)	104,664	1,409,250
*Scientific & Medical Equipment House Co.	4,089	57,128
*Seera Group Holding	91,814	669,523
*Sinad Holding Co.	28,188	99,807
Southern Province Cement Co.	11,749	125,146
Sumou Real Estate Co.	2,776	46,259
Sustained Infrastructure Holding Co.	16,640	168,370
*Tabuk Cement Co.	17,482	60,781
*Taiba Investments Co.	19,832	224,198
*Takween Advanced Industries Co.	9,944	37,277
Tanmiah Food Co.	1,974	73,579
Theeb Rent A Car Co.	15,476	281,824
*Umm Al-Qura Cement Co.	11,747	52,430
United Electronics Co.	19,274	510,294
United International Transportation Co.	33,965	755,261
United Wire Factories Co.	2,941	26,073
*Walaa Cooperative Insurance Co.	11,089	90,472
Yamama Cement Co.	48,069	446,009
Yanbu Cement Co.	25,168	195,943
Yanbu National Petrochemical Co.	47,780	493,648
Zahrat Al Waha For Trading Co.	3,201	36,784
*Zamil Industrial Investment Co.	10,654	58,233

TOTAL SAUDI ARABIA		74,462,760

SINGAPORE — (0.7%)
#AEM Holdings, Ltd.	182,900	316,513
*Avarga, Ltd.	188,400	26,939
Aztech Global, Ltd.	172,500	116,370
*Banyan Tree Holdings, Ltd.	205,300	59,464
*Best World International, Ltd.	86,400	155,219
Bonvests Holdings, Ltd.	22,000	15,245
BRC Asia, Ltd.	30,400	46,366
Bukit Sembawang Estates, Ltd.	28,100	69,027
Bund Center Investment, Ltd.	64,750	18,042
CapitaLand Investment, Ltd.	308,300	601,340
Centurion Corp., Ltd.	57,200	20,762
China Aviation Oil Singapore Corp., Ltd.	162,300	110,679
China Sunsine Chemical Holdings, Ltd.	230,000	69,991
#City Developments, Ltd.	319,100	1,439,021
Civmec, Ltd.	274,100	156,772
ComfortDelGro Corp., Ltd.	679,800	742,733
*COSCO SHIPPING International Singapore Co., Ltd.	809,500	81,915
CSE Global, Ltd.	278,260	86,717
DBS Group Holdings, Ltd.	267,601	6,848,231
Del Monte Pacific, Ltd.	252,659	20,101
Delfi, Ltd.	180,700	120,577
DFI Retail Group Holdings, Ltd.	152,000	296,400
Dyna-Mac Holdings, Ltd.	264,100	76,495
*<»Ezion Holdings, Ltd.	1,747,154	—
#*<»Ezra Holdings, Ltd.	767,465	—
*Far East Orchard, Ltd.	87,239	64,610

135

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
First Resources, Ltd.	435,100	$449,856
Food Empire Holdings, Ltd.	131,300	123,237
Frasers Property, Ltd.	228,300	133,925
Frencken Group, Ltd.	380,000	406,819
Fu Yu Corp., Ltd.	231,600	21,568
*Gallant Venture, Ltd.	282,900	26,553
#Genting Singapore, Ltd.	1,119,600	751,189
Geo Energy Resources, Ltd.	752,700	168,340
Golden Agri-Resources, Ltd.	4,742,600	956,345
Great Eastern Holdings, Ltd.	12,500	167,553
GuocoLand, Ltd.	153,866	169,238
Hiap Hoe, Ltd.	39,000	19,303
Ho Bee Land, Ltd.	93,300	132,040
Hong Fok Corp., Ltd.	251,320	154,800
Hong Leong Asia, Ltd.	146,400	67,094
Hongkong Land Holdings, Ltd.	380,600	1,221,726
Hotel Grand Central, Ltd.	42,775	24,465
Hour Glass, Ltd. (The)	147,100	172,583
HRnetgroup, Ltd.	40,200	21,077
Hutchison Port Holdings Trust, Class U	2,786,500	356,672
*<»Hyflux, Ltd.	291,500	—
iFAST Corp., Ltd.	63,200	341,546
*Japfa, Ltd.	359,340	79,048
#Keppel Infrastructure Trust	1,537,415	535,488
Keppel, Ltd.	200,100	1,009,487
KSH Holdings, Ltd.	32,600	5,916
Low Keng Huat Singapore, Ltd.	66,000	14,277
Mandarin Oriental International, Ltd.	28,400	47,854
Marco Polo Marine, Ltd.	1,761,500	90,416
Micro-Mechanics Holdings, Ltd.	6,500	6,720
*<»Midas Holdings, Ltd.	550,500	—
Nanofilm Technologies International, Ltd.	123,000	58,625
NETLINK NBN TRUST	920,500	577,105
*Oceanus Group, Ltd.	2,196,800	14,498
Olam Group, Ltd.	67,005	57,977
OUE, Ltd.	207,600	161,361
Oversea-Chinese Banking Corp., Ltd.	226,926	2,371,179
*Oxley Holdings, Ltd.	474,847	29,944
Pan-United Corp., Ltd.	53,750	17,736
Propnex, Ltd.	137,900	89,490
Q&M Dental Group Singapore, Ltd.	112,920	20,286
QAF, Ltd.	158,907	99,044
*Raffles Education, Ltd.	143,481	4,734
Raffles Medical Group, Ltd.	575,711	422,153
Rex International Holding, Ltd.	512,800	49,635
Riverstone Holdings, Ltd.	309,300	178,039
*SATS, Ltd.	78,678	145,385
SBS Transit, Ltd.	22,300	42,679
#*Seatrium, Ltd.	12,007,515	862,868
Sembcorp Industries, Ltd.	646,100	2,544,130
Sheng Siong Group, Ltd.	420,200	477,587
SIA Engineering Co., Ltd.	38,200	63,305
Silverlake Axis, Ltd.	300,200	57,233
Sinarmas Land, Ltd.	520,200	58,743
Sing Holdings, Ltd.	16,000	3,872
Singapore Airlines, Ltd.	549,750	2,636,381
Singapore Exchange, Ltd.	315,400	2,164,725
Singapore Land Group, Ltd.	87,713	115,771

136

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Singapore Technologies Engineering, Ltd.	258,700	$764,481
Singapore Telecommunications, Ltd.	212,800	371,376
Stamford Land Corp., Ltd.	312,379	87,042
StarHub, Ltd.	214,000	183,597
*<»Swiber Holdings, Ltd.	105,749	—
Tai Sin Electric, Ltd.	55,856	15,974
#Thomson Medical Group, Ltd.	1,592,500	59,555
*Tuan Sing Holdings, Ltd.	254,318	46,621
UMS Holdings, Ltd.	362,250	358,598
United Overseas Bank, Ltd.	255,392	5,693,065
*UOB-Kay Hian Holdings, Ltd.	175,275	181,219
UOL Group, Ltd.	161,255	692,909
Valuetronics Holdings, Ltd.	225,400	97,515
Venture Corp., Ltd.	132,700	1,412,872
Vicom, Ltd.	18,400	18,889
Wee Hur Holdings, Ltd.	112,500	14,808
Wilmar International, Ltd.	962,200	2,278,941
Wing Tai Holdings, Ltd.	268,900	289,850

TOTAL SINGAPORE		45,126,461

SOUTH AFRICA — (0.9%)
Absa Group, Ltd.	45,492	351,316
Adcock Ingram Holdings, Ltd.	27,047	79,968
Advtech, Ltd.	421,369	641,595
AECI, Ltd.	78,526	391,512
African Rainbow Minerals, Ltd.	61,786	643,720
Afrimat, Ltd.	60,242	205,938
Alexander Forbes Group Holdings, Ltd.	210,757	71,835
Altron, Ltd., Class A	61,028	36,936
Anglo American Platinum, Ltd.	8,787	308,708
Anglogold Ashanti PLC	60,693	1,395,332
Anglogold Ashanti PLC	36,658	849,732
Aspen Pharmacare Holdings, Ltd.	151,710	1,806,362
*Astral Foods, Ltd.	25,153	198,399
*Aveng, Ltd.	19,193	6,389
#AVI, Ltd.	227,492	1,049,555
Barloworld, Ltd.	109,255	500,578
Bid Corp., Ltd.	32,862	752,965
Bidvest Group, Ltd. (The)	109,563	1,432,326
Capitec Bank Holdings, Ltd.	8,562	1,058,160
Cashbuild, Ltd.	4,605	37,895
City Lodge Hotels, Ltd.	247,318	54,622
Clicks Group, Ltd.	97,680	1,511,849
Coronation Fund Managers, Ltd.	220,624	357,367
Curro Holdings, Ltd.	107,180	61,000
*DataTec, Ltd.	152,514	295,787
ΩDis-Chem Pharmacies, Ltd.	296,295	513,130
Discovery, Ltd.	143,007	912,905
DRDGOLD, Ltd.	83,033	66,962
Exxaro Resources, Ltd.	118,109	1,135,024
Famous Brands, Ltd.	31,803	92,848
FirstRand, Ltd.	1,001,400	3,464,241
Foschini Group, Ltd. (The)	219,962	1,162,891
Gold Fields, Ltd.	1,947	32,116
#Gold Fields, Ltd., Sponsored ADR	278,927	4,510,249
Grindrod, Ltd.	399,152	275,487
Harmony Gold Mining Co., Ltd.	14,209	124,403
Harmony Gold Mining Co., Ltd., Sponsored ADR	425,805	3,649,149
Hudaco Industries, Ltd.	20,024	178,599

137

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
Impala Platinum Holdings, Ltd.	237,507	$1,068,524
Investec, Ltd.	108,639	691,897
Invicta Holdings, Ltd.	5,204	7,239
Italtile, Ltd.	230,645	116,084
JSE, Ltd.	45,317	206,764
*KAP, Ltd.	526,290	71,809
Kumba Iron Ore, Ltd.	15,191	373,830
Lewis Group, Ltd.	39,079	91,724
Life Healthcare Group Holdings, Ltd.	256,884	146,747
Merafe Resources, Ltd.	1,347,580	89,430
*Metair Investments, Ltd.	98,252	61,291
#Momentum Metropolitan Holdings	739,880	809,578
Motus Holdings, Ltd.	113,032	502,040
Mpact, Ltd.	74,949	101,746
Mr Price Group, Ltd.	150,442	1,396,942
MTN Group, Ltd.	473,810	2,278,536
*MultiChoice Group	117,016	748,231
Nedbank Group, Ltd.	129,660	1,574,659
NEPI Rockcastle NV	117,922	795,093
Netcare, Ltd.	787,664	479,649
Northam Platinum Holdings, Ltd.	122,047	810,789
Oceana Group, Ltd.	58,256	235,150
Old Mutual, Ltd.	3,242,921	1,897,306
Omnia Holdings, Ltd.	125,771	357,235
OUTsurance Group, Ltd.	27,823	59,928
ΩPepkor Holdings, Ltd.	782,061	741,552
Pick n Pay Stores, Ltd.	124,373	133,118
*PPC, Ltd.	785,436	135,940
PSG Financial Services, Ltd.	434,102	348,238
Raubex Group, Ltd.	106,164	171,908
*RCL Foods, Ltd.	37,465	20,885
Reunert, Ltd.	101,585	357,571
RFG Holdings, Ltd.	35,527	25,256
Sanlam, Ltd.	409,528	1,479,338
Santam, Ltd.	20,065	320,166
Sappi, Ltd.	323,207	871,007
Sasol, Ltd.	63,717	450,790
Shoprite Holdings, Ltd.	116,177	1,552,777
Sibanye Stillwater, Ltd.	818,542	946,060
#Sibanye Stillwater, Ltd., ADR	50,409	234,402
*Southern Sun, Ltd.	241,485	66,539
*SPAR Group, Ltd. (The)	67,845	348,524
Spur Corp., Ltd.	32,726	52,784
Stadio Holdings, Ltd.	76,786	19,160
Standard Bank Group, Ltd.	208,656	1,961,753
Sun International, Ltd.	158,946	310,793
Super Group, Ltd.	239,894	356,103
*Telkom SA SOC, Ltd.	260,505	331,100
Thungela Resources, Ltd.	68,155	479,330
Tiger Brands, Ltd.	48,972	534,474
*Transaction Capital, Ltd.	317,970	45,917
Truworths International, Ltd.	214,142	858,244
Tsogo Sun, Ltd.	79,692	47,767
Vodacom Group, Ltd.	61,747	296,513
*We Buy Cars Pty, Ltd.	103,906	110,274
Wilson Bayly Holmes-Ovcon, Ltd.	9,352	69,367
Woolworths Holdings, Ltd.	306,184	977,772
*Zeda, Ltd.	108,312	67,854

TOTAL SOUTH AFRICA		59,913,347

138

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SPAIN — (1.6%)
Acciona SA	12,188	$1,416,588
Acerinox SA	104,104	1,126,496
*ACS Actividades de Construccion y Servicios SA	80,298	3,226,599
ΩAedas Homes SA	8,528	170,883
ΩAena SME SA	11,688	2,144,564
*Almirall SA	24,636	225,753
Amadeus IT Group SA	83,365	5,326,917
*Amper SA	253,676	27,938
Applus Services SA	87,693	1,188,956
Atresmedia Corp. de Medios de Comunicacion SA	67,821	342,285
*Audax Renovables SA	65,736	119,209
Azkoyen SA	5,887	38,901
Banco Bilbao Vizcaya Argentaria SA	492,061	5,353,465
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	830,357	8,893,123
Banco de Sabadell SA	4,199,117	8,063,914
#Banco Santander SA	1,506,357	7,365,643
Banco Santander SA, Sponsored ADR	382,537	1,836,178
Bankinter SA	457,731	3,631,582
CaixaBank SA	777,810	4,118,468
ΩCellnex Telecom SA	36,360	1,207,166
Cia de Distribucion Integral Logista Holdings SA	39,077	1,067,981
CIE Automotive SA	28,216	751,236
Construcciones y Auxiliar de Ferrocarriles SA	13,301	457,243
Corp. ACCIONA Energias Renovables SA	17,169	349,904
*Distribuidora Internacional de Alimentacion SA	7,130,447	97,591
Ebro Foods SA	30,974	530,568
*eDreams ODIGEO SA	21,208	144,678
Elecnor SA	18,949	409,279
Enagas SA	120,408	1,771,558
Ence Energia y Celulosa SA	100,181	358,635
Endesa SA	51,636	944,127
Ercros SA	51,721	194,666
Faes Farma SA	216,665	788,837
*Ferrovial SE	57,232	2,068,399
Fluidra SA	52,783	1,123,127
ΩGestamp Automocion SA	133,982	403,996
ΩGlobal Dominion Access SA	30,519	114,704
*Grifols SA	82,026	758,313
Grupo Catalana Occidente SA	18,108	702,844
Grupo Empresarial San Jose SA	7,310	31,812
*Iberdrola SA	473,266	5,824,548
Iberpapel Gestion SA	2,653	53,614
Indra Sistemas SA	80,978	1,561,149
#Industria de Diseno Textil SA	102,601	4,700,932
Laboratorios Farmaceuticos Rovi SA	16,376	1,476,104
#*Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	66,930	72,424
Mapfre SA	470,110	1,137,034
*Melia Hotels International SA	47,225	368,870
Miquel y Costas & Miquel SA	12,723	156,448
Naturgy Energy Group SA	22,950	582,075
ΩNeinor Homes SA	13,897	156,024
*Obrascon Huarte Lain SA	135,255	48,998
*Oryzon Genomics SA	7,170	15,026
Prim SA	2,407	26,123
*Promotora de Informaciones SA, Class A	29,645	10,936

139

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
ΩProsegur Cash SA	115,528	$64,359
Realia Business SA	55,988	61,063
Redeia Corp. SA	98,495	1,648,201
Repsol SA	625,114	9,842,289
Repsol SA, Sponsored ADR	41,900	658,249
*Sacyr SA	255,262	891,969
*Solaria Energia y Medio Ambiente SA	35,028	358,621
*ΩTalgo SA	23,592	111,498
*Tecnicas Reunidas SA	19,354	192,664
#Telefonica SA	1,688,065	7,591,717
#Telefonica SA, Sponsored ADR	111,179	492,523
Tubacex SA	68,400	229,285
ΩUnicaja Banco SA	695,175	912,053
Vidrala SA	8,888	939,900
Viscofan SA	21,189	1,352,591

TOTAL SPAIN		110,431,413

SWEDEN — (2.0%)
AAK AB	21,230	550,484
ΩAcadeMedia AB	50,002	230,514
AddLife AB, Class B	21,142	197,630
Addnode Group AB	44,592	465,588
AddTech AB, Class B	62,854	1,333,140
AFRY AB	48,974	782,627
Alfa Laval AB	19,575	844,643
ΩAlimak Group AB	20,831	194,723
Alleima AB	173,530	1,090,896
Alligo AB, Class B	17,735	209,409
ΩAmbea AB	66,400	383,848
#*Annehem Fastigheter AB, Class B	32,316	49,316
AQ Group AB	5,860	337,957
Arise AB	13,052	46,198
Arjo AB, Class B	141,589	602,688
Assa Abloy AB, Class B	37,131	997,972
Atlas Copco AB, Class A	384,512	6,847,080
Atlas Copco AB, Class B	129,371	1,974,293
Atrium Ljungberg AB, Class B	9,002	160,259
ΩAttendo AB	95,574	363,979
#Avanza Bank Holding AB	43,941	955,213
Axfood AB	18,216	473,660
*Beijer Alma AB, Class B	22,051	421,898
#Beijer Ref AB	53,013	765,305
Bergman & Beving AB	15,827	322,282
*Betsson AB, Class B	194,264	2,168,145
*Better Collective A/S	19,567	526,795
*BHG Group AB	103,088	130,927
Bilia AB, Class A	65,533	832,902
Billerud Aktiebolag	119,356	1,004,248
*ΩBioArctic AB	5,521	98,087
BioGaia AB, B Shares	34,020	365,433
Biotage AB	22,377	342,508
*Bjorn Borg AB	4,443	19,531
#Boliden AB	98,894	3,316,619
#*Bonava AB, Class B	140,970	130,362
*ΩBravida Holding AB	27,612	189,054
Bufab AB	19,586	604,216
Bulten AB	9,223	69,660
*Byggfakta Group Nordic Holdco AB	7,098	33,563
*Byggmax Group AB	46,815	146,128

140

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
*Camurus AB	11,471	$520,673
*Castellum AB	30,282	367,769
Catella AB	20,043	55,513
Catena AB	8,178	362,857
*Cavotec SA	5,047	7,426
Cellavision AB	1,657	34,043
*Cint Group AB	79,625	85,749
Clas Ohlson AB, Class B	56,070	684,534
Cloetta AB, Class B	200,470	300,269
Concentric AB	28,641	497,882
ΩCoor Service Management Holding AB	31,682	138,321
Corem Property Group AB, Class B	147,969	111,557
Corem Property Group AB, Class D	1,830	37,514
CTT Systems AB	526	16,725
Dedicare AB, Class B	4,362	22,216
Dios Fastigheter AB	21,579	166,916
ΩDometic Group AB	167,728	1,214,878
Doro AB	9,675	17,629
Eastnine AB	8,283	124,971
Elanders AB, Class B	6,164	55,261
#*Electrolux AB, Class B	42,385	375,815
Electrolux Professional AB, Class B	81,259	531,564
Elekta AB, Class B	179,833	1,297,641
*ΩEltel AB	18,432	11,084
#*Embracer Group AB	78,981	202,204
Eolus Vind AB, Class B	2,131	13,863
Ependion AB	9,700	95,976
Epiroc AB, Class A	60,764	1,144,872
Epiroc AB, Class B	38,078	640,421
Essity AB, Class A	4,150	103,411
Essity AB, Class B	83,187	2,081,210
ΩEvolution AB	16,640	1,867,772
Ework Group AB	3,724	48,722
Fabege AB	40,148	312,013
Fagerhult Group AB	37,940	245,769
*Fastighets AB Balder, Class B	51,468	332,557
*Fastighets AB Trianon	18,248	29,843
FastPartner AB, Class A	10,090	68,671
FastPartner AB, Class D	3,778	22,442
Fenix Outdoor International AG	1,944	122,918
Ferronordic AB	2,180	13,049
FormPipe Software AB	2,938	7,495
Fortnox AB	176,126	1,049,127
G5 Entertainment AB	3,508	38,545
Getinge AB, Class B	27,525	589,325
Granges AB	75,324	898,324
*ΩGreen Landscaping Group AB	13,084	101,326
#H & M Hennes & Mauritz AB, Class B	111,969	1,803,089
Hanza AB	15,130	79,607
Heba Fastighets AB, Class B	13,306	39,460
Hemnet Group AB	39,144	1,030,678
Hexagon AB, Class B	79,144	841,850
Hexpol AB	93,759	1,076,325
HMS Networks AB	16,091	606,350
Holmen AB, Class B	19,680	773,867
Hufvudstaden AB, Class A	14,540	170,492
*Humana AB	34,611	93,970
Husqvarna AB, Class A	12,851	105,961

141

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Husqvarna AB, Class B	141,917	$1,172,481
Indutrade AB	54,226	1,275,627
#Instalco AB	60,947	217,226
*International Petroleum Corp.	2,124	26,313
*International Petroleum Corp.	78,158	1,009,028
#Intrum AB	7,767	18,512
INVISIO AB	14,845	329,336
Inwido AB	43,125	537,103
ITAB Shop Concept AB	6,042	10,459
#JM AB	41,981	724,424
Kabe Group AB, Class B	1,017	30,855
*Karnov Group AB	46,233	279,692
#*K-fast Holding AB	36,376	60,318
Kindred Group PLC	165,484	1,866,537
KNOW IT AB	11,708	152,538
Lagercrantz Group AB, Class B	83,618	1,248,644
Lifco AB, Class B	21,302	524,015
Lime Technologies AB	5,388	172,795
Lindab International AB	48,122	978,583
Loomis AB	86,193	2,230,233
*Medcap AB	2,126	84,355
Medicover AB, Class B	16,181	257,990
MEKO AB	13,785	141,418
*Millicom International Cellular SA	109,082	2,255,998
*Modern Times Group MTG AB, Class B	45,676	395,133
Momentum Group AB	17,590	221,480
ΩMunters Group AB	42,291	859,236
Mycronic AB	31,065	1,097,587
#NCAB Group AB	85,879	567,655
NCC AB, Class B	62,207	765,693
Nederman Holding AB	6,215	108,039
*Net Insight AB, Class B	97,523	46,647
New Wave Group AB, Class B	69,005	640,641
#Nibe Industrier AB, Class B	19,196	90,244
*Nilorngruppen AB, Class B	2,904	19,843
#*Nobia AB	127,732	52,462
*Nolato AB, Class B	130,629	648,628
Nordic Paper Holding AB	28,910	146,053
Nordic Waterproofing Holding AB	11,387	168,690
#Nordnet AB publ	29,289	531,562
*Norion Bank AB	12,104	45,214
*Note AB	6,587	84,499
NP3 Fastigheter AB	7,192	152,019
Nyfosa AB	47,525	418,922
OEM International AB, Class B	36,877	365,548
#*Orron Energy ab	27,724	18,530
Peab AB, Class B	60,326	374,018
Platzer Fastigheter Holding AB, Class B	14,691	120,597
Prevas AB, B Shares	2,774	30,177
*Pricer AB, Class B	35,847	37,428
Proact IT Group AB	19,071	181,746
Ratos AB, Class B	155,405	546,528
*RaySearch Laboratories AB	10,525	115,646
Rejlers AB	6,399	82,204
ΩResurs Holding AB	93,800	141,864
Rottneros AB	45,215	47,539
Rvrc Holding AB	26,711	153,074
Saab AB, Class B	18,447	1,476,647

142

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Sagax AB, Class B	15,490	$392,616
Samhallsbyggnadsbolaget i Norden AB	198,108	72,649
Sandvik AB	184,312	3,739,674
Scandi Standard AB	34,339	239,962
#*ΩScandic Hotels Group AB	262,973	1,393,223
*Sdiptech AB	9,335	241,372
*Sectra AB, Class B	37,716	753,227
Securitas AB, Class B	83,198	844,798
#*Sedana Medical AB	28,180	58,153
*Sensys Gatso Group AB	4,901	33,891
#*»Serneke Group AB	2,060	5,456
*ΩSinch AB	474,859	1,104,092
*Sivers Semiconductors AB	119,368	70,908
Skandinaviska Enskilda Banken AB, Class A	195,029	2,581,812
Skandinaviska Enskilda Banken AB, Class C	1,689	22,590
Skanska AB, Class B	74,185	1,296,695
SKF AB, Class A	6,504	135,995
SKF AB, Class B	119,319	2,500,330
SkiStar AB	25,879	363,102
Solid Forsakring AB	9,558	62,873
#SSAB AB, Class A	104,409	594,155
#SSAB AB, Class B	452,381	2,567,747
*Stendorren Fastigheter AB	3,349	55,227
*Stillfront Group AB	90,565	87,463
Storskogen Group AB, Class B	388,255	212,736
Svedbergs Group AB	2,697	10,480
Svenska Cellulosa AB SCA, Class A	5,089	74,463
Svenska Cellulosa AB SCA, Class B	85,170	1,257,464
Svenska Handelsbanken AB, Class A	103,526	907,181
#Svenska Handelsbanken AB, Class B	2,965	32,092
Sweco AB, Class B	59,184	640,591
Swedbank AB, Class A	70,260	1,359,636
*Swedish Orphan Biovitrum AB	23,170	602,476
Synsam AB	49,473	231,231
Systemair AB	45,633	311,817
Tele2 AB, Class B	246,237	2,312,980
#Telefonaktiebolaget LM Ericsson, Class A	11,481	59,309
Telefonaktiebolaget LM Ericsson, Class B	711,012	3,641,897
Telia Co. AB	1,022,596	2,353,408
Tethys Oil AB	11,672	38,921
*TF Bank AB	2,780	53,189
ΩThule Group AB	24,167	691,373
Trelleborg AB, Class B	66,115	2,368,500
Troax Group AB	16,593	337,124
*Truecaller AB, Class B	92,111	299,263
VBG Group AB, Class B	13,037	460,266
Vitec Software Group AB, Class B	9,720	469,798
Vitrolife AB	24,028	364,057
Volati AB	9,711	90,776
Volvo AB, Class A	52,048	1,388,465
Volvo AB, Class B	511,600	13,209,617
*Volvo Car AB	72,580	14,879
*Volvo Car AB, Class B	121,343	386,165
#Wallenstam AB, Class B	57,093	256,546
#Wihlborgs Fastigheter AB	48,305	409,294

TOTAL SWEDEN		134,690,368

143

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (5.0%)
ABB, Ltd., Registered	285,690	$13,983,126
Accelleron Industries AG	49,922	1,951,919
Accelleron Industries AG, ADR	171	6,669
Adecco Group AG	115,876	4,073,316
Alcon, Inc., ADR	109,663	8,507,656
Allreal Holding AG, Registered	9,015	1,460,643
ALSO Holding AG, Registered	4,545	1,124,914
*ams-OSRAM AG	253,912	309,102
APG SGA SA	430	97,519
*Arbonia AG	25,507	337,627
*Aryzta AG	850,495	1,618,180
Ascom Holding AG, Registered	17,085	137,850
#Autoneum Holding AG	3,726	598,825
*Avolta AG	35,278	1,345,499
Baloise Holding AG, Registered	37,513	5,677,157
Banque Cantonale de Geneve, Class BR	828	269,033
Banque Cantonale Vaudoise, Registered	20,771	2,178,673
Barry Callebaut AG, Registered	1,212	1,961,084
*Basilea Pharmaceutica AG, Registered	7,624	328,352
Belimo Holding AG, Class R	3,927	1,826,591
Bell Food Group AG	1,238	359,731
#Bellevue Group AG	4,979	99,075
Berner Kantonalbank AG, Registered	1,822	498,634
BKW AG	6,383	948,594
Bossard Holding AG, Registered A	4,910	1,124,244
Bucher Industries AG, Registered	5,240	2,028,240
Burckhardt Compression Holding AG	2,055	1,313,013
Burkhalter Holding AG	2,843	312,462
Bystronic AG	414	184,848
Calida Holding AG, Registered	2,049	64,677
*Carlo Gavazzi Holding AG	216	71,596
Cembra Money Bank AG	20,661	1,585,929
Chocoladefabriken Lindt & Spruengli AG	12	1,392,139
*Cicor Technologies, Ltd., Registered	1,054	57,691
Cie Financiere Richemont SA, Registered	44,968	6,270,956
Cie Financiere Tradition SA	885	139,917
Clariant AG, Registered	73,148	1,099,034
Coltene Holding AG, Registered	1,645	92,191
Comet Holding AG, Class R	5,029	1,606,604
COSMO Pharmaceuticals NV	2,702	213,002
Daetwyler Holding AG	3,073	639,964
DKSH Holding AG	20,213	1,320,132
#*DocMorris AG	4,048	362,142
dormakaba Holding AG	1,655	885,109
DSM-Firmenich AG	22,808	2,577,768
EFG International AG	81,053	943,843
Emmi AG, Registered	1,112	1,085,144
EMS-Chemie Holding AG	984	790,719
Energiedienst Holding AG, Registered	3,270	137,624
Feintool International Holding AG	3,218	62,279
Flughafen Zurich AG, Registered	12,972	2,605,291
Forbo Holding AG, Registered	716	830,643
ΩGalenica AG	31,270	2,395,156
#*GAM Holding AG	38,806	12,059
Geberit AG, Registered	8,657	4,659,102
Georg Fischer AG, Registered	89,114	6,267,081
Givaudan SA, Registered	1,637	7,043,125
Gurit Holding AG	2,320	149,245
*Helvetia Holding AG, Registered	23,810	3,123,091

144

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Holcim AG	103,344	$8,696,603
Huber + Suhner AG, Registered	11,177	895,720
Hypothekarbank Lenzburg AG, Class R	9	40,822
Implenia AG, Registered	7,093	261,014
*Ina Invest Holding AG	1,202	24,246
Inficon Holding AG, Registered	982	1,376,931
Interroll Holding AG, Class R	272	880,816
*Intershop Holding AG	1,665	224,021
Investis Holding SA	223	23,974
IVF Hartmann Holding AG, Registered	78	11,821
Julius Baer Group, Ltd.	133,540	7,223,376
Jungfraubahn Holding AG, Registered	1,170	260,241
Kardex Holding AG, Registered	3,547	943,649
#Komax Holding AG, Class R	2,814	487,230
*Kudelski SA	18,111	28,238
#Kuehne + Nagel International AG, Class R	16,108	4,280,128
Landis+Gyr Group AG	40,085	2,980,752
LEM Holding SA, Registered	329	561,756
Liechtensteinische Landesbank AG	4,977	381,489
#Logitech International SA, Class R	70,875	5,555,891
Lonza Group AG, Registered	7,891	4,391,393
Luzerner Kantonalbank AG, Registered	8,213	608,039
*ΩMedacta Group SA	2,845	345,563
ΩMedmix AG	5,952	97,994
Meier Tobler Group AG	2,661	89,362
Metall Zug AG, Registered	94	130,164
Mikron Holding AG, Registered	5,449	106,348
Mobilezone Holding AG, Registered	30,257	436,131
Mobimo Holding AG, Registered	5,648	1,582,659
*ΩMontana Aerospace AG	2,176	42,137
Nestle SA, Registered	352,930	35,479,633
Novartis AG, Registered	8,087	785,201
Novartis AG, Sponsored ADR	257,852	25,045,165
Novavest Real Estate AG	562	20,834
OC Oerlikon Corp. AG	46,352	201,752
*Orascom Development Holding AG	6,054	27,724
Orell Fuessli AG, Registered	152	13,258
*Orior AG	3,511	251,510
Partners Group Holding AG	6,794	8,811,495
*Phoenix Mecano AG, Registered	223	120,113
Plazza AG, Registered A	217	71,218
*ΩPolyPeptide Group AG	4,324	142,852
PSP Swiss Property AG, Registered	15,612	1,938,840
Rieter Holding AG, Registered	695	97,754
Roche Holding AG	3,320	871,674
Roche Holding AG	80,735	19,419,006
*Romande Energie Holding SA, Registered	2,912	184,153
Sandoz Group AG	89,255	3,031,449
Sandoz Group AG, ADR	57,470	1,947,084
Schindler Holding AG, Registered	6,329	1,549,213
Schweiter Technologies AG	346	155,806
*ΩSensirion Holding AG	2,375	157,185
SFS Group AG	10,158	1,211,672
*SGS SA, Registered	25,858	2,285,394
Siegfried Holding AG, Registered	3,329	3,201,415
#SIG Group AG	149,205	2,993,373
Sika AG, Registered	23,293	6,687,071
SKAN Group AG	827	73,760

145

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Softwareone Holding AG	36,285	$619,553
Sonova Holding AG	9,206	2,563,607
St. Galler Kantonalbank AG, Registered	1,255	647,923
#Stadler Rail AG	32,466	966,387
#StarragTornos Group AG	387	21,520
Straumann Holding AG, Class R	13,280	1,780,995
Sulzer AG, Registered	13,016	1,583,804
#Swatch Group AG (The)	9,552	2,016,840
Swatch Group AG (The)	11,037	459,700
*Swiss Life Holding AG	9,122	6,176,484
Swiss Prime Site AG, Registered	58,499	5,427,973
Swiss Re AG	119,217	12,975,240
Swisscom AG, Registered	12,020	6,598,779
Swissquote Group Holding SA, Registered	7,305	1,991,223
Temenos AG, Registered	37,096	2,325,705
Thurgauer Kantonalbank	112	15,509
TX Group AG	1,806	281,588
u-blox Holding AG	4,939	458,277
#UBS Group AG, ADR	336,743	9,041,550
Valiant Holding AG	12,246	1,434,030
ΩVAT Group AG	13,351	6,735,548
Vaudoise Assurances Holding SA	445	216,884
Vetropack Holding AG	6,730	228,210
Vontobel Holding AG, Class R	12,679	716,101
VP Bank AG, Class A	1,623	162,096
*V-ZUG Holding AG	820	51,141
Walliser Kantonalbank, Registered	449	56,055
Warteck Invest AG, Registered	37	72,616
Ypsomed Holding AG, Registered	1,021	366,253
Zehnder Group AG, Registered	5,118	300,222
Zug Estates Holding AG, Class B	87	170,746
Zuger Kantonalbank AG, Class BR	36	336,782
Zurich Insurance Group AG	16,370	7,928,424

TOTAL SWITZERLAND		337,617,706

TAIWAN — (6.2%)
104 Corp.	2,000	14,158
91APP, Inc.	11,000	29,964
Aaeon Technology, Inc.	11,000	52,531
ABC Taiwan Electronics Corp.	13,910	8,544
#Ability Enterprise Co., Ltd.	135,000	168,118
Ability Opto-Electronics Technology Co., Ltd.	35,700	226,400
#AcBel Polytech, Inc.	386,549	471,879
Accton Technology Corp.	151,929	2,153,284
Acer E-Enabling Service Business, Inc.	4,000	32,246
#Acer, Inc.	1,117,521	1,549,539
ACES Electronic Co., Ltd.	57,161	71,184
*Acme Electronics Corp.	21,336	21,361
*Acon Holding, Inc.	164,536	52,804
Acter Group Corp., Ltd.	72,700	466,627
Action Electronics Co., Ltd.	158,000	96,318
Actron Technology Corp.	29,000	166,099
ADATA Technology Co., Ltd.	104,744	321,676
Addcn Technology Co., Ltd.	15,711	96,982
Adlink Technology, Inc.	8,000	15,994
Advanced Ceramic X Corp.	12,000	81,260
Advanced Energy Solution Holding Co., Ltd.	13,000	251,520
Advanced International Multitech Co., Ltd.	94,000	216,799
#*Advanced Optoelectronic Technology, Inc.	77,000	63,611

146

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Advanced Power Electronics Corp.	33,000	$83,002
Advancetek Enterprise Co., Ltd.	121,532	216,102
Advantech Co., Ltd.	44,838	523,261
AEON Motor Co., Ltd.	15,000	14,534
Aerospace Industrial Development Corp.	258,000	453,215
Airtac International Group	28,202	1,004,678
Alchip Technologies, Ltd.	9,000	862,355
#Alexander Marine Co., Ltd.	3,000	36,024
#*ALI Corp.	99,000	69,928
Allied Circuit Co., Ltd.	10,000	43,763
Allied Supreme Corp.	31,000	405,565
Allis Electric Co., Ltd.	73,012	327,368
Alltek Technology Corp.	71,128	75,580
Alltop Technology Co., Ltd.	18,001	122,450
Alpha Networks, Inc.	80,000	79,970
#Altek Corp.	182,000	217,984
Amazing Microelectronic Corp.	27,106	84,077
AMPACS Corp.	23,000	42,522
Ampak Technology, Inc.	20,000	75,548
Ampire Co., Ltd.	51,000	62,728
AMPOC Far-East Co., Ltd.	52,000	157,939
#Anji Technology Co., Ltd.	31,199	35,978
#Anpec Electronics Corp.	43,781	272,942
#Apac Opto Electronics, Inc.	23,000	71,341
Apacer Technology, Inc.	40,501	84,082
#APCB, Inc.	62,000	39,033
Apex Biotechnology Corp.	25,226	26,069
Apex International Co., Ltd.	86,252	109,663
Apex Science & Engineering	77,438	32,462
Apogee Optocom Co., Ltd.	5,000	10,181
ARBOR Technology Corp.	8,000	10,491
Arcadyan Technology Corp.	75,566	401,478
#Ardentec Corp.	389,120	875,944
Argosy Research, Inc.	28,025	138,998
ASE Technology Holding Co., Ltd.	1,108,796	5,039,672
#ASE Technology Holding Co., Ltd., ADR	80,120	804,405
Asia Cement Corp.	856,028	1,148,837
Asia Electronic Material Co., Ltd.	33,000	21,840
Asia Optical Co., Inc.	87,000	171,531
Asia Polymer Corp.	206,000	122,732
Asia Tech Image, Inc.	25,000	55,356
#Asia Vital Components Co., Ltd.	187,946	3,774,851
ASIX Electronics Corp.	18,000	65,229
#ASMedia Technology, Inc.	3,364	201,456
ASolid Technology Co., Ltd.	25,000	60,961
ASPEED Technology, Inc.	11,600	1,099,011
ASROCK, Inc.	24,000	167,312
Asustek Computer, Inc.	105,502	1,393,215
ATE Energy International Co., Ltd.	24,766	24,072
Aten International Co., Ltd.	28,000	69,308
*Auden Techno Corp.	5,000	19,655
AUO Corp.	3,515,984	1,976,000
#AURAS Technology Co., Ltd.	101,000	2,481,420
Aurora Corp.	14,100	31,654
#Avalue Technology, Inc.	38,000	142,958
AVer Information, Inc.	23,000	34,046
Avermedia Technologies	67,000	75,514
Axiomtek Co., Ltd.	27,483	72,417

147

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#*Azurewave Technologies, Inc.	54,000	$73,134
Bafang Yunji International Co., Ltd.	23,000	120,432
#*Bank of Kaohsiung Co., Ltd.	429,293	152,933
Basso Industry Corp.	51,000	65,234
BenQ Materials Corp.	68,000	72,256
BES Engineering Corp.	1,443,000	784,384
#Billion Electric Co., Ltd.	36,000	50,083
Bin Chuan Enterprise Co., Ltd.	66,000	48,443
Bionet Corp.	24,000	47,319
Bionime Corp.	12,000	25,170
Bioteque Corp.	25,000	93,283
#Bizlink Holding, Inc.	73,242	518,466
Bon Fame Co., Ltd.	5,000	15,586
Bora Pharmaceuticals Co., Ltd.	22,885	537,652
#Brave C&H Supply Co., Ltd.	15,000	77,160
*Brighten Optix Corp.	3,000	16,630
Brighton-Best International Taiwan, Inc.	162,423	173,586
Brogent Technologies, Inc.	6,000	23,217
Browave Corp.	20,000	65,414
#C Sun Manufacturing, Ltd.	83,003	341,576
*Calin Technology Co., Ltd.	40,000	52,454
Cameo Communications, Inc.	126,000	37,148
Capital Futures Corp.	34,509	59,031
Capital Securities Corp.	997,000	762,401
Career Technology MFG. Co., Ltd.	364,625	222,278
Carnival Industrial Corp.	46,000	16,105
#Castles Technology Co., Ltd.	34,167	134,834
Caswell, Inc.	17,000	59,778
Cathay Financial Holding Co., Ltd.	1,321,053	2,048,805
#Cathay Real Estate Development Co., Ltd.	276,300	324,989
Cayman Engley Industrial Co., Ltd.	23,000	40,897
#CCP Contact Probes Co., Ltd.	72,000	101,493
Celxpert Energy Corp.	58,465	44,708
*Central Reinsurance Co., Ltd.	202,077	168,180
Century Iron & Steel Industrial Co., Ltd.	6,000	41,183
Chain Chon Industrial Co., Ltd.	69,612	28,861
*ChainQui Construction Development Co., Ltd.	58,990	46,015
#Chaintech Technology Corp.	16,000	18,525
*Champion Building Materials Co., Ltd.	97,573	33,411
Champion Microelectronic Corp.	5,000	9,459
Chang Hwa Commercial Bank, Ltd.	1,577,877	884,352
Chang Wah Electromaterials, Inc.	159,130	218,448
Chang Wah Technology Co., Ltd.	283,000	352,859
#Channel Well Technology Co., Ltd.	105,000	243,781
#Chant Sincere Co., Ltd.	11,000	24,188
Charoen Pokphand Enterprise	133,012	432,998
#Chateau International Development Co., Ltd.	7,000	13,586
#CHC Healthcare Group	74,000	126,356
CHC Resources Corp.	45,900	91,907
Chen Full International Co., Ltd.	48,000	59,407
#Chenbro Micom Co., Ltd.	33,000	291,874
Cheng Loong Corp.	500,360	448,698
Cheng Mei Materials Technology Corp.	224,176	91,909
Cheng Shin Rubber Industry Co., Ltd.	827,341	1,197,995
Cheng Uei Precision Industry Co., Ltd.	183,050	261,966
#Chenming Electronic Technology Corp.	38,000	85,892
Chia Chang Co., Ltd.	33,000	46,416
Chian Hsing Forging Industrial Co., Ltd.	23,100	20,928

148

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Chicony Electronics Co., Ltd.	322,400	$2,004,975
*Chicony Power Technology Co., Ltd.	78,807	419,907
Chief Telecom, Inc.	10,700	119,283
Chieftek Precision Co., Ltd.	32,670	68,426
Chien Shing Harbour Service Co., Ltd.	22,000	32,126
#China Airlines, Ltd.	3,192,019	2,053,707
#China Bills Finance Corp.	434,000	203,258
China Chemical & Pharmaceutical Co., Ltd.	122,000	82,240
*China Development Financial Holding Corp.	3,562,412	1,493,364
China Ecotek Corp.	11,000	26,012
China General Plastics Corp.	248,108	139,438
China Glaze Co., Ltd.	77,000	60,537
*China Man-Made Fiber Corp.	704,000	165,611
China Metal Products	152,290	222,154
China Steel Chemical Corp.	52,000	180,456
China Steel Corp.	2,467,882	1,883,388
China Steel Structure Co., Ltd.	24,000	45,550
#China Wire & Cable Co., Ltd.	34,160	46,317
#Chinese Maritime Transport, Ltd.	83,570	117,417
*Ching Feng Home Fashions Co., Ltd.	79,950	61,383
#Chin-Poon Industrial Co., Ltd.	544,126	690,142
#Chipbond Technology Corp.	556,000	1,299,416
ChipMOS Technologies, Inc.	325,096	458,261
ChipMOS Technologies, Inc., ADR	4,941	137,804
#Chlitina Holding, Ltd.	33,000	190,529
Chong Hong Construction Co., Ltd.	115,940	455,756
#Chroma ATE, Inc.	96,560	790,284
Chun YU Works & Co., Ltd.	18,900	14,017
Chun Yuan Steel Industry Co., Ltd.	258,570	179,066
#Chung Hung Steel Corp.	789,212	563,515
Chung Hwa Chemical Industrial Works, Ltd.	19,000	17,418
Chung Hwa Food Industrial Co., Ltd.	6,600	19,458
Chung Hwa Pulp Corp.	242,629	172,497
Chung Lien Co., Ltd.	4,000	4,914
#Chung-Hsin Electric & Machinery Manufacturing Corp.	281,000	1,587,863
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	34,000	48,188
Chunghwa Precision Test Tech Co., Ltd.	8,000	116,332
Chunghwa Telecom Co., Ltd.	147,727	562,562
Chunghwa Telecom Co., Ltd., Sponsored ADR	2,700	101,817
Chyang Sheng Dyeing & Finishing Co., Ltd.	40,000	22,357
#*Cleanaway Co., Ltd.	47,000	279,298
#C-Media Electronics, Inc.	30,000	48,369
CoAsia Electronics Corp.	69,623	62,862
Collins Co., Ltd.	90,000	56,108
Compal Electronics, Inc.	1,937,747	2,130,439
*Compeq Manufacturing Co., Ltd.	947,000	2,245,206
#Compucase Enterprise	17,000	39,939
Concord International Securities Co., Ltd.	47,986	33,747
*Concord Securities Co., Ltd.	299,685	148,177
#Continental Holdings Corp.	245,200	286,150
Contrel Technology Co., Ltd.	72,000	80,708
#Coremax Corp.	54,351	108,829
Coretronic Corp.	242,000	765,494
#Co-Tech Development Corp.	505,253	1,013,237
#Coxon Precise Industrial Co., Ltd.	93,000	48,411
#Crowell Development Corp.	52,000	79,848
*CSBC Corp.	213,312	119,227
CTBC Financial Holding Co., Ltd.	7,213,654	7,554,376

149

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
CTCI Corp.	204,444	$324,604
Cub Elecparts, Inc.	21,000	72,231
CviLux Corp.	26,600	35,535
Cyberlink Corp.	29,000	79,353
CyberPower Systems, Inc.	26,250	211,212
#*CyberTAN Technology, Inc.	190,424	126,025
Cypress Technology Co., Ltd.	10,000	8,307
Cystech Electronics Corp.	4,200	9,235
DA CIN Construction Co., Ltd.	117,400	208,394
Da-Li Development Co., Ltd.	189,873	369,110
#Darfon Electronics Corp.	212,000	412,125
#Darwin Precisions Corp.	224,000	116,946
#Daxin Materials Corp.	39,100	183,720
De Licacy Industrial Co., Ltd.	205,681	84,642
Delpha Construction Co., Ltd.	89,000	140,216
Delta Electronics, Inc.	82,699	813,987
#Depo Auto Parts Ind Co., Ltd.	66,000	400,313
DFI, Inc.	4,000	8,194
Dimerco Data System Corp.	10,500	41,598
Dimerco Express Corp.	104,878	301,796
#D-Link Corp.	336,897	185,199
*DONPON PRECISION, Inc.	37,000	29,600
Dr Wu Skincare Co., Ltd.	5,000	26,795
Draytek Corp.	24,000	26,276
Drewloong Precision, Inc.	16,340	78,032
Dyaco International, Inc.	95,207	90,055
Dynamic Holding Co., Ltd.	215,934	453,593
Dynapack International Technology Corp.	90,000	268,657
E Ink Holdings, Inc.	219,000	1,412,383
E&R Engineering Corp.	27,982	79,661
E.Sun Financial Holding Co., Ltd.	3,182,754	2,678,197
Eastech Holding, Ltd.	29,000	99,748
*Eastern Media International Corp.	125,137	75,900
Eclat Textile Co., Ltd.	51,143	808,877
#ECOVE Environment Corp.	19,000	179,719
Edimax Technology Co., Ltd.	117,313	52,600
Edison Opto Corp.	59,000	43,486
Edom Technology Co., Ltd.	92,578	66,387
eGalax_eMPIA Technology, Inc.	25,559	39,482
Elan Microelectronics Corp.	150,600	760,816
E-Lead Electronic Co., Ltd.	9,227	15,755
#E-LIFE MALL Corp.	48,000	124,415
#Elite Advanced Laser Corp.	59,723	116,101
Elite Material Co., Ltd.	189,162	2,393,426
#Elite Semiconductor Microelectronics Technology, Inc.	130,000	355,322
#*Elitegroup Computer Systems Co., Ltd.	196,087	184,874
eMemory Technology, Inc.	19,000	1,298,292
#Emerging Display Technologies Corp.	48,000	46,508
Ennoconn Corp.	48,893	492,504
#*Ennostar, Inc.	473,933	623,673
EnTie Commercial Bank Co., Ltd.	226,000	97,863
*Epileds Technologies, Inc.	33,000	19,914
#Episil Technologies, Inc.	38,000	81,807
#Episil-Precision, Inc.	21,000	39,985
#Eris Technology Corp.	9,040	85,092
#Eson Precision Ind Co., Ltd.	41,000	70,512
#Eternal Materials Co., Ltd.	485,293	472,446
Eurocharm Holdings Co., Ltd.	19,000	113,199

150

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Eva Airways Corp.	2,118,132	$2,312,499
*Everest Textile Co., Ltd.	234,794	56,964
Evergreen Aviation Technologies Corp.	22,000	74,320
Evergreen International Storage & Transport Corp.	431,000	445,401
#Everlight Chemical Industrial Corp.	433,155	270,040
Everlight Electronics Co., Ltd.	182,225	353,123
*Evertop Wire Cable Corp.	24,000	19,311
Excel Cell Electronic Co., Ltd.	32,000	22,996
Excelliance Mos Corp.	6,000	18,979
#Excelsior Medical Co., Ltd.	63,776	178,429
#EZconn Corp.	13,925	62,009
Far Eastern Department Stores, Ltd.	496,249	517,402
Far Eastern International Bank	1,459,398	687,973
#Far Eastern New Century Corp.	1,198,625	1,196,343
Far EasTone Telecommunications Co., Ltd.	526,907	1,307,478
#Faraday Technology Corp.	68,548	618,915
Farcent Enterprise Co., Ltd.	5,000	8,645
Farglory F T Z Investment Holding Co., Ltd.	49,290	87,948
#Farglory Land Development Co., Ltd.	179,575	404,240
*Federal Corp.	220,567	133,104
Feedback Technology Corp.	30,000	111,940
*Feicheng Development Technology Co., Ltd.	25,000	14,280
#Feng Hsin Steel Co., Ltd.	239,000	516,725
Feng TAY Enterprise Co., Ltd.	132,492	659,164
FineTek Co., Ltd.	8,624	25,108
Firich Enterprises Co., Ltd.	102,000	90,059
#First Copper Technology Co., Ltd.	69,000	104,468
First Financial Holding Co., Ltd.	2,392,969	2,009,941
#First Hi-Tec Enterprise Co., Ltd.	37,282	116,785
First Insurance Co., Ltd. (The)	123,000	79,892
*First Steamship Co., Ltd.	435,553	103,531
Fitipower Integrated Technology, Inc.	50,700	383,029
Fittech Co., Ltd.	45,000	72,968
FLEXium Interconnect, Inc.	186,515	523,539
Flytech Technology Co., Ltd.	51,312	133,630
#FocalTech Systems Co., Ltd.	80,000	207,358
#Forcecon Tech Co., Ltd.	45,000	230,099
*Forest Water Environment Engineering Co., Ltd.	12,143	16,539
Formosa Advanced Technologies Co., Ltd.	69,000	77,769
Formosa Electronic Industries, Inc.	35,000	41,436
Formosa International Hotels Corp.	45,246	327,235
Formosa Laboratories, Inc.	71,108	220,561
Formosa Optical Technology Co., Ltd.	11,000	35,133
Formosa Petrochemical Corp.	57,000	126,387
#Formosa Plastics Corp.	741,000	1,558,826
#Formosa Sumco Technology Corp.	44,000	238,499
Formosan Union Chemical	188,304	113,056
#Fortune Electric Co., Ltd.	15,000	390,179
Founding Construction & Development Co., Ltd.	98,208	80,679
Foxsemicon Integrated Technology, Inc.	43,845	406,645
#*Franbo Lines Corp.	98,663	60,449
Froch Enterprise Co., Ltd.	138,000	80,735
Fu Chun Shin Machinery Manufacture Co., Ltd.	65,910	34,916
#Fu Hua Innovation Co., Ltd.	237,293	244,857
Fubon Financial Holding Co., Ltd.	1,499,070	3,181,185
Fulgent Sun International Holding Co., Ltd.	94,129	348,337
#Fulltech Fiber Glass Corp.	272,982	152,579
#Fusheng Precision Co., Ltd.	72,000	619,127

151

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Fwusow Industry Co., Ltd.	137,970	$81,565
#G Shank Enterprise Co., Ltd.	78,713	179,366
*G Tech Optoelectronics Corp.	52,952	38,378
Gallant Precision Machining Co., Ltd.	31,000	54,361
Gamania Digital Entertainment Co., Ltd.	108,000	254,726
GEM Services, Inc.	30,200	63,160
#*GEM Terminal Industrial Co., Ltd.	39,000	37,249
#Gemtek Technology Corp.	1,084,348	1,107,259
General Interface Solution Holding, Ltd.	124,000	233,438
General Plastic Industrial Co., Ltd.	30,114	35,374
Genius Electronic Optical Co., Ltd.	53,646	726,549
Genmont Biotech, Inc.	23,000	16,458
Genovate Biotechnology Co., Ltd.	18,360	13,786
GeoVision, Inc.	17,000	27,984
#Getac Holdings Corp.	167,000	538,511
GFC, Ltd.	12,000	39,801
Giant Manufacturing Co., Ltd.	88,159	591,571
Giantplus Technology Co., Ltd.	173,000	69,334
#Gigabyte Technology Co., Ltd.	241,000	2,212,978
*Gigasolar Materials Corp.	25,423	123,360
*Gigastorage Corp.	161,060	103,624
#Global Brands Manufacture, Ltd.	190,240	427,079
Global Lighting Technologies, Inc.	23,000	44,147
Global Mixed Mode Technology, Inc.	56,000	496,161
Global PMX Co., Ltd.	20,000	62,343
#Global Unichip Corp.	34,000	1,430,502
Globalwafers Co., Ltd.	91,000	1,458,817
*Globe Union Industrial Corp.	99,480	56,367
#Gloria Material Technology Corp.	284,636	473,781
*Glotech Industrial Corp.	20,000	6,480
*GlycoNex, Inc.	41,000	31,856
#GMI Technology, Inc.	34,768	49,383
#*Gold Circuit Electronics, Ltd.	208,900	1,263,844
Goldsun Building Materials Co., Ltd.	580,788	857,038
Good Will Instrument Co., Ltd.	22,000	32,126
#Gordon Auto Body Parts	112,000	117,634
Gourmet Master Co., Ltd.	51,026	142,444
*Grand Fortune Securities Co., Ltd.	201,476	99,309
#Grand Process Technology Corp.	8,000	270,254
GrandTech CG Systems, Inc.	27,890	60,385
Grape King Bio, Ltd.	60,000	288,373
Great China Metal Industry	71,000	52,331
*Great Tree Pharmacy Co., Ltd.	44,529	384,272
Great Wall Enterprise Co., Ltd.	325,614	571,989
Greatek Electronics, Inc.	185,000	346,570
Group Up Industrial Co., Ltd.	15,000	84,301
GTM Holdings Corp.	72,350	73,879
Gudeng Precision Industrial Co., Ltd.	7,344	95,403
*Hai Kwang Enterprise Corp.	51,900	32,675
*HannsTouch Holdings Co.	297,941	73,840
Harvatek Corp.	58,239	42,746
Heran Co., Ltd.	21,000	73,844
Hey Song Corp.	174,500	226,150
Hi-Clearance, Inc.	9,444	40,749
*Highlight Tech Corp.	23,000	42,169
#Highwealth Construction Corp.	441,579	600,760
Hi-Lai Foods Co., Ltd.	10,000	47,909
HIM International Music, Inc.	19,800	60,807

152

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Hiroca Holdings, Ltd.	43,000	$44,107
#Hitron Technology, Inc.	44,000	40,943
Hiwin Mikrosystem Corp.	31,000	69,974
Hiwin Technologies Corp.	110,767	787,500
Hiyes International Co., Ltd.	12,000	71,863
Hocheng Corp.	173,580	103,683
Holiday Entertainment Co., Ltd.	24,850	68,455
Holtek Semiconductor, Inc.	39,000	71,863
Holy Stone Enterprise Co., Ltd.	37,200	110,816
Hon Hai Precision Industry Co., Ltd.	1,308,177	6,267,294
Hon Hai Precision Industry Co., Ltd., Registered, GDR	36,243	345,396
Hong Pu Real Estate Development Co., Ltd.	111,695	127,947
*Hong TAI Electric Industrial	131,000	147,648
#Hota Industrial Manufacturing Co., Ltd.	135,439	226,688
Hotai Motor Co., Ltd.	40,800	776,856
Hotron Precision Electronic Industrial Co., Ltd.	46,713	47,843
Hsin Kuang Steel Co., Ltd.	140,000	252,810
Hsin Yung Chien Co., Ltd.	14,000	45,790
*HTC Corp.	431,000	564,528
Hu Lane Associate, Inc.	82,266	392,862
#HUA ENG Wire & Cable Co., Ltd.	129,000	142,818
*Hua Jung Components Co., Ltd.	45,000	19,417
Hua Nan Financial Holdings Co., Ltd.	1,280,539	930,064
Hua Yu Lien Development Co., Ltd.	20,000	89,368
#Huaku Development Co., Ltd.	148,539	757,247
Huang Hsiang Construction Corp.	53,000	94,404
Hung Ching Development & Construction Co., Ltd.	101,000	176,491
Hung Sheng Construction, Ltd.	194,608	163,159
Huxen Corp.	21,000	34,374
Hwa Fong Rubber Industrial Co., Ltd.	117,687	61,261
Hwacom Systems, Inc.	37,000	23,578
*Ibase Gaming, Inc.	21,000	25,378
Ibase Technology, Inc.	50,000	126,988
*IBF Financial Holdings Co., Ltd.	1,601,463	715,598
#Ichia Technologies, Inc.	164,000	167,213
I-Chiun Precision Industry Co., Ltd.	65,832	148,598
*Ideal Bike Corp.	56,000	18,230
Inergy Technology, Inc.	8,000	17,517
Info-Tek Corp.	40,000	54,051
Ingentec Corp.	10,000	80,308
Innodisk Corp.	41,581	376,709
Innolux Corp.	4,481,160	1,961,075
Inpaq Technology Co., Ltd.	50,657	132,858
Insyde Software Corp.	14,000	102,113
Intai Technology Corp.	17,400	63,589
Integrated Service Technology, Inc.	36,656	163,231
IntelliEPI, Inc.	11,000	21,654
International Games System Co., Ltd.	70,000	2,149,745
#Inventec Corp.	848,944	1,384,403
Iron Force Industrial Co., Ltd.	22,000	66,280
I-Sheng Electric Wire & Cable Co., Ltd.	48,000	77,833
ITE Technology, Inc.	91,000	466,710
ITEQ Corp.	188,019	632,273
#Jarllytec Co., Ltd.	26,000	177,661
Jean Co., Ltd.	104,132	99,936
Jentech Precision Industrial Co., Ltd.	18,698	561,020
Jess-Link Products Co., Ltd.	26,000	115,380
Jetway Information Co., Ltd.	9,000	12,327

153

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Jetwell Computer Co., Ltd.	44,000	$205,393
Jia Wei Lifestyle, Inc.	21,000	49,143
Jih Lin Technology Co., Ltd.	6,000	12,217
Jiin Yeeh Ding Enterprise Co., Ltd.	31,000	53,695
#Jinan Acetate Chemical Co., Ltd.	14,308	359,875
Johnson Health Tech Co., Ltd.	40,000	102,451
*Jourdeness Group, Ltd.	22,000	34,660
#JPP Holding Co., Ltd.	23,000	111,249
JSL Construction & Development Co., Ltd.	22,991	101,321
K Laser Technology, Inc.	80,000	63,632
#Kaori Heat Treatment Co., Ltd.	33,147	440,779
Kaulin Manufacturing Co., Ltd.	34,000	14,044
Kedge Construction Co., Ltd.	35,077	110,955
Keding Enterprises Co., Ltd.	6,000	21,974
KEE TAI Properties Co., Ltd.	231,790	113,539
Kenda Rubber Industrial Co., Ltd.	395,557	403,915
Kerry TJ Logistics Co., Ltd.	69,000	89,635
Key Ware Electronics Co., Ltd.	57,164	21,944
Keystone Microtech Corp.	8,000	73,214
Kindom Development Co., Ltd.	178,200	308,109
King Chou Marine Technology Co., Ltd.	39,220	47,155
King Slide Works Co., Ltd.	23,000	868,804
King Yuan Electronics Co., Ltd.	1,503,545	4,423,549
King’s Town Bank Co., Ltd.	462,000	795,965
*King’s Town Construction Co., Ltd.	50,000	83,686
#Kinik Co.	51,000	399,392
Kinko Optical Co., Ltd.	69,871	53,430
Kinpo Electronics	1,502,000	675,766
Kinsus Interconnect Technology Corp.	223,000	652,660
KMC Kuei Meng International, Inc.	35,581	158,990
KNH Enterprise Co., Ltd.	81,000	54,229
Ko Ja Cayman Co., Ltd.	34,000	52,835
KS Terminals, Inc.	46,162	107,459
Kung Long Batteries Industrial Co., Ltd.	34,000	144,094
#*Kung Sing Engineering Corp.	229,738	99,834
#Kuo Toong International Co., Ltd.	111,917	286,993
*Kuo Yang Construction Co., Ltd.	26,000	22,637
Kwong Lung Enterprise Co., Ltd.	41,000	75,170
L&K Engineering Co., Ltd.	118,880	993,040
La Kaffa International Co., Ltd.	22,000	82,765
#LandMark Optoelectronics Corp.	40,000	168,294
#Lanner Electronics, Inc.	73,080	214,109
Largan Precision Co., Ltd.	6,000	402,617
Laster Tech Corp., Ltd.	61,342	80,629
LCY Technology Corp.	10,000	8,138
*Leader Electronics, Inc.	77,549	51,918
#Leadtrend Technology Corp.	12,000	32,910
#*Lealea Enterprise Co., Ltd.	506,290	148,333
*Leatec Fine Ceramics Co., Ltd.	33,000	25,742
LEE CHI Enterprises Co., Ltd.	96,000	48,498
Lelon Electronics Corp.	58,634	135,952
Lemtech Holdings Co., Ltd.	30,349	121,165
*Leo Systems, Inc.	33,000	36,484
*Leofoo Development Co., Ltd.	75,104	48,436
*Li Cheng Enterprise Co., Ltd.	64,494	34,661
*Li Peng Enterprise Co., Ltd.	389,366	96,857
Lian HWA Food Corp.	59,342	178,598
Lien Hwa Industrial Holdings Corp.	211,652	431,598

154

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Ligitek Electronics Co., Ltd.	52,000	$38,247
Lingsen Precision Industries, Ltd.	215,000	147,572
Lintes Technology Co., Ltd.	2,000	10,012
*Lion Travel Service Co., Ltd.	29,000	136,263
Lite-On Technology Corp.	1,937,164	5,949,155
Liton Technology Corp.	19,000	21,794
*Long Bon International Co., Ltd.	65,000	35,532
Long Da Construction & Development Corp.	80,000	116,332
Longchen Paper & Packaging Co., Ltd.	437,331	209,519
#Longwell Co.	72,000	173,798
Lotes Co., Ltd.	44,089	1,949,762
#Lotus Pharmaceutical Co., Ltd.	68,000	674,529
Lu Hai Holding Corp.	8,001	7,851
Lucky Cement Corp.	43,000	22,383
Lumax International Corp., Ltd.	44,030	147,389
*Lung Yen Life Service Corp.	72,000	97,402
Lungteh Shipbuilding Co., Ltd.	37,000	132,946
Luxe Green Energy Technology Co., Ltd.	44,000	46,146
#LuxNet Corp.	9,461	35,302
#M31 Technology Corp.	5,200	191,634
Macauto Industrial Co., Ltd.	28,000	60,967
#Machvision, Inc.	14,358	206,362
Macroblock, Inc.	15,000	43,671
#Macronix International Co., Ltd.	1,311,974	1,112,047
Makalot Industrial Co., Ltd.	56,680	682,346
#Marketech International Corp.	46,000	223,911
Materials Analysis Technology, Inc.	26,410	238,454
Maxigen Biotech, Inc.	9,000	11,857
Mayer Steel Pipe Corp.	51,700	63,033
Medeon Biodesign, Inc.	28,209	36,775
MediaTek, Inc.	233,048	7,099,798
Mega Financial Holding Co., Ltd.	1,773,571	2,178,700
*Mercuries & Associates Holding, Ltd.	289,008	125,590
Mercuries Data Systems, Ltd.	27,322	24,627
*Mercuries Life Insurance Co., Ltd.	1,911,770	336,418
Merida Industry Co., Ltd.	59,000	425,803
Merry Electronics Co., Ltd.	104,981	390,108
#METAAGE Corp.	71,000	124,504
#Microbio Co., Ltd.	75,000	96,278
Micro-Star International Co., Ltd.	357,394	1,750,640
Mildef Crete, Inc.	21,000	65,137
MIN AIK Technology Co., Ltd.	76,000	65,586
#Mirle Automation Corp.	79,805	119,234
*Mobiletron Electronics Co., Ltd.	32,600	50,259
#momo.com, Inc.	32,392	439,692
#MOSA Industrial Corp.	120,969	83,588
Mosel Vitelic, Inc.	46,000	43,652
Motech Industries, Inc.	127,000	104,137
MPI Corp.	58,000	789,079
MSSCORPS Co., Ltd.	29,000	127,357
*My Humble House Hospitality Management Consulting	14,000	28,635
Nak Sealing Technologies Corp.	41,000	163,058
Namchow Holdings Co., Ltd.	91,000	169,916
Nan Liu Enterprise Co., Ltd.	18,000	38,972
Nan Pao Resins Chemical Co., Ltd.	22,000	239,850
*Nan Ren Lake Leisure Amusement Co., Ltd.	86,000	32,354
Nan Ya Plastics Corp.	764,187	1,330,674
#Nan Ya Printed Circuit Board Corp.	117,000	671,918

155

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Nang Kuang Pharmaceutical Co., Ltd.	26,000	$36,171
Nantex Industry Co., Ltd.	150,391	154,030
#Nanya Technology Corp.	342,110	694,474
National Aerospace Fasteners Corp.	10,000	34,396
National Petroleum Co., Ltd.	67,000	138,683
Netronix, Inc.	30,000	99,963
*New Asia Construction & Development Corp.	28,000	10,706
New Best Wire Industrial Co., Ltd.	28,000	30,053
*Newmax Technology Co., Ltd.	35,000	32,085
Nexcom International Co., Ltd.	26,000	41,920
Nichidenbo Corp.	75,424	140,601
Nidec Chaun-Choung Technology Corp.	8,000	79,725
Nien Hsing Textile Co., Ltd.	33,000	21,029
#Nien Made Enterprise Co., Ltd.	96,000	1,123,273
Niko Semiconductor Co., Ltd.	35,240	55,194
Nova Technology Corp.	20,000	124,992
#Novatek Microelectronics Corp.	209,000	3,966,648
Nuvoton Technology Corp.	100,140	398,260
Nyquest Technology Co., Ltd.	3,000	6,237
O-Bank Co., Ltd.	771,746	236,534
*Ocean Plastics Co., Ltd.	101,000	120,349
*OFCO Industrial Corp.	14,000	10,641
#OK Biotech Co., Ltd.	56,572	46,561
Oneness Biotech Co., Ltd.	19,341	94,145
Optimax Technology Corp.	40,000	45,083
Orient Semiconductor Electronics, Ltd.	237,605	467,738
Oriental Union Chemical Corp.	279,992	149,188
O-TA Precision Industry Co., Ltd.	45,000	122,167
Pacific Construction Co.	101,000	39,548
Pacific Hospital Supply Co., Ltd.	21,396	59,795
Paiho Shih Holdings Corp.	67,500	42,185
Pan German Universal Motors, Ltd.	8,000	81,322
Pan Jit International, Inc.	136,046	236,896
#Pan Ram International Corp.	77,000	109,486
Pan-International Industrial Corp.	248,000	261,237
Panion & BF Biotech, Inc.	15,000	44,269
#Parade Technologies, Ltd.	20,000	460,045
Parpro Corp.	38,000	38,686
*PChome Online, Inc.	100,107	96,688
#PCL Technologies, Inc.	37,961	85,104
P-Duke Technology Co., Ltd.	26,284	76,280
Pegatron Corp.	1,285,261	3,856,336
#Pegavision Corp.	27,113	436,313
*PharmaEssentia Corp.	54,000	486,733
Phison Electronics Corp.	43,000	928,352
#Phoenix Silicon International Corp.	94,686	160,805
*Phytohealth Corp.	56,000	34,396
Pixart Imaging, Inc.	49,000	238,514
Planet Technology Corp.	16,000	73,706
Polytronics Technology Corp.	16,470	27,111
Posiflex Technology, Inc.	19,698	72,895
Pou Chen Corp.	837,000	929,229
Power Wind Health Industry, Inc.	21,809	74,344
#*Powerchip Semiconductor Manufacturing Corp.	1,344,000	943,136
Powertech Technology, Inc.	524,900	2,812,943
#Powertip Technology Corp.	103,000	49,188
Poya International Co., Ltd.	34,560	530,680
President Chain Store Corp.	110,768	932,081

156

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
President Securities Corp.	483,046	$410,178
#Primax Electronics, Ltd.	233,000	694,091
#Prince Housing & Development Corp.	569,000	221,924
Pro Hawk Corp.	6,000	34,273
#Prolific Technology, Inc.	26,000	29,504
#Promate Electronic Co., Ltd.	90,000	238,253
Prosperity Dielectrics Co., Ltd.	32,000	43,879
#Qisda Corp.	802,875	1,020,792
QST International Corp.	15,724	35,831
Qualipoly Chemical Corp.	43,547	53,628
Quang Viet Enterprise Co., Ltd.	21,000	69,652
Quanta Computer, Inc.	463,007	3,697,003
#Quanta Storage, Inc.	124,000	343,112
Quintain Steel Co., Ltd.	177,301	83,037
*Radium Life Tech Co., Ltd.	402,426	147,069
*Rafael Microelectronics, Inc.	3,619	15,115
Raydium Semiconductor Corp.	19,000	249,155
#Realtek Semiconductor Corp.	152,098	2,419,592
Rechi Precision Co., Ltd.	183,185	156,114
*Rexon Industrial Corp., Ltd.	51,000	79,095
*Rich Development Co., Ltd.	341,814	136,990
*Right WAY Industrial Co., Ltd.	56,000	28,893
*Ritek Corp.	259,093	60,711
Rodex Fasteners Corp.	11,000	15,236
Ruentex Development Co., Ltd.	735,516	868,515
Ruentex Engineering & Construction Co.	32,810	176,333
Run Long Construction Co., Ltd.	129,000	451,631
Sakura Development Co., Ltd.	24,342	56,441
Sampo Corp.	203,200	180,972
San Fang Chemical Industry Co., Ltd.	103,648	96,925
San Far Property, Ltd.	115,818	131,959
San Fu Chemical Co., Ltd.	10,000	44,684
San Shing Fastech Corp.	35,565	62,148
Sanitar Co., Ltd.	16,000	18,574
Sanyang Motor Co., Ltd.	374,900	971,733
Savior Lifetec Corp.	142,659	93,757
Scan-D Corp., Class D	14,000	18,015
SCI Pharmtech, Inc.	20,968	57,311
ScinoPharm Taiwan, Ltd.	111,000	97,835
SciVision Biotech, Inc.	18,000	59,149
SDI Corp.	53,000	171,719
Sea & Land Integrated Corp.	23,400	16,564
Sea Sonic Electronics Co., Ltd.	15,000	38,327
Senao International Co., Ltd.	39,000	46,711
Senao Networks, Inc.	9,000	50,028
#Sensortek Technology Corp.	10,000	105,184
Sercomm Corp.	256,000	974,879
Sesoda Corp.	102,565	99,850
Shanghai Commercial & Savings Bank, Ltd. (The)	410,289	585,281
Shan-Loong Transportation Co., Ltd.	60,000	49,935
Sharehope Medicine Co., Ltd.	51,556	50,745
Sheng Yu Steel Co., Ltd.	68,000	61,084
ShenMao Technology, Inc.	44,922	89,259
Shih Her Technologies, Inc.	20,000	66,028
#Shih Wei Navigation Co., Ltd.	290,807	179,510
*Shihlin Development Co., Ltd.	30,000	13,728
Shihlin Electric & Engineering Corp.	139,000	1,246,484
Shin Hsiung Natural Gas Co., Ltd.	28,800	49,265

157

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Shin Kong Financial Holding Co., Ltd.	7,114,379	$1,885,544
Shin Ruenn Development Co., Ltd.	24,460	61,822
Shin Zu Shing Co., Ltd.	83,758	447,574
#Shinfox Energy Co., Ltd.	33,000	136,309
*Shining Building Business Co., Ltd.	228,439	85,940
Shinkong Insurance Co., Ltd.	101,000	299,321
Shinkong Synthetic Fibers Corp.	655,000	343,975
Shiny Chemical Industrial Co., Ltd.	46,665	249,362
Shuttle, Inc.	206,000	113,242
#Sigurd Microelectronics Corp.	357,770	815,261
Silergy Corp.	78,000	1,045,605
Silicon Power Computer & Communications, Inc.	23,000	25,817
Simplo Technology Co., Ltd.	78,600	1,057,269
Sinbon Electronics Co., Ltd.	96,616	833,766
Sincere Navigation Corp.	321,868	257,004
Singatron Enterprise Co., Ltd.	15,000	14,879
Single Well Industrial Corp.	13,500	13,226
Sinmag Equipment Corp.	27,196	129,875
Sino-American Silicon Products, Inc.	325,000	1,951,278
#Sinon Corp.	391,000	487,519
SinoPac Financial Holdings Co., Ltd.	4,036,378	2,720,917
Sinopower Semiconductor, Inc.	6,600	19,945
Sinphar Pharmaceutical Co., Ltd.	58,937	66,970
Sinyi Realty, Inc.	115,077	117,155
Sitronix Technology Corp.	65,000	558,934
Siward Crystal Technology Co., Ltd.	78,000	77,253
Solar Applied Materials Technology Corp.	228,037	311,641
Solteam, Inc.	33,265	49,854
Sonix Technology Co., Ltd.	52,000	81,285
Southeast Cement Co., Ltd.	81,000	50,249
Speed Tech Corp.	35,000	67,609
#Spirox Corp.	39,000	92,464
#Sporton International, Inc.	45,694	350,121
Sports Gear Co., Ltd.	26,000	69,467
St. Shine Optical Co., Ltd.	30,000	172,747
Standard Chemical & Pharmaceutical Co., Ltd.	40,330	78,277
Standard Foods Corp.	142,002	167,243
Stark Technology, Inc.	42,800	170,217
Sumeeko Industries Co., Ltd.	4,000	18,119
Sun Yad Construction Co., Ltd.	72,325	45,089
Sunfun Info Co., Ltd.	6,000	44,776
Sunjuice Holdings Co., Ltd.	5,000	33,168
Sunko INK Co., Ltd.	62,000	27,133
#SunMax Biotechnology Co., Ltd.	22,000	154,044
Sunny Friend Environmental Technology Co., Ltd.	48,608	152,264
#Sunonwealth Electric Machine Industry Co., Ltd.	133,000	459,508
Sunplus Innovation Technology, Inc.	6,000	27,824
Sunplus Technology Co., Ltd.	152,000	144,942
Sunrex Technology Corp.	81,581	154,583
Sunspring Metal Corp.	26,000	23,355
#Supreme Electronics Co., Ltd.	500,285	1,355,111
#Swancor Holding Co., Ltd.	39,000	179,657
Sweeten Real Estate Development Co., Ltd.	63,864	76,785
Symtek Automation Asia Co., Ltd.	27,051	106,336
Syncmold Enterprise Corp.	65,750	186,576
*SYNergy ScienTech Corp.	27,000	19,942
#Synmosa Biopharma Corp.	114,036	135,007
Synnex Technology International Corp.	400,810	982,269

158

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Syscom Computer Engineering Co.	13,000	$23,555
*Sysgration	9,000	9,591
Systex Corp.	64,000	245,685
TA Chen Stainless Pipe	938,032	1,060,119
Ta Liang Technology Co., Ltd.	23,690	45,107
#*Ta Ya Electric Wire & Cable	720,568	1,259,146
TAI Roun Products Co., Ltd.	18,000	9,066
TA-I Technology Co., Ltd.	50,064	72,032
*Tai Tung Communication Co., Ltd.	76,789	51,528
Taichung Commercial Bank Co., Ltd.	1,599,904	869,673
TaiDoc Technology Corp.	29,323	139,132
#Taiflex Scientific Co., Ltd.	105,640	167,080
#Taimide Tech, Inc.	52,252	70,286
Tainan Enterprises Co., Ltd.	51,000	52,391
Tainan Spinning Co., Ltd.	646,171	390,933
*Tainergy Tech Co., Ltd.	23,000	15,999
Tai-Saw Technology Co., Ltd.	53,000	43,703
Taishin Financial Holding Co., Ltd.	5,149,243	2,838,551
TaiSol Electronics Co., Ltd.	19,000	43,237
Taisun Enterprise Co., Ltd.	100,000	68,331
Taita Chemical Co., Ltd.	147,351	69,689
TAI-TECH Advanced Electronics Co., Ltd.	4,000	15,294
Taiwan Business Bank	2,686,950	1,398,680
#Taiwan Cement Corp.	1,224,215	1,204,966
Taiwan Chelic Corp., Ltd.	6,000	11,774
Taiwan Chinsan Electronic Industrial Co., Ltd.	46,684	50,179
Taiwan Cogeneration Corp.	173,686	253,632
Taiwan Cooperative Financial Holding Co., Ltd.	1,212,296	975,436
Taiwan Environment Scientific Co., Ltd.	12,000	20,932
Taiwan FamilyMart Co., Ltd.	34,000	197,869
Taiwan Fertilizer Co., Ltd.	265,000	532,246
Taiwan Fire & Marine Insurance Co., Ltd.	133,040	117,669
Taiwan FU Hsing Industrial Co., Ltd.	77,000	127,222
*Taiwan Glass Industry Corp.	598,671	315,313
#Taiwan High Speed Rail Corp.	515,000	472,898
Taiwan Hon Chuan Enterprise Co., Ltd.	195,421	954,239
#Taiwan Hopax Chemicals Manufacturing Co., Ltd.	85,000	100,240
Taiwan IC Packaging Corp.	54,000	29,270
*»Taiwan Land Development Corp.	371,640	5,735
#Taiwan Line Tek Electronic	52,000	53,099
Taiwan Mask Corp.	138,000	286,070
Taiwan Mobile Co., Ltd.	334,800	1,069,320
Taiwan Navigation Co., Ltd.	139,000	158,799
Taiwan Paiho, Ltd.	180,892	353,318
Taiwan PCB Techvest Co., Ltd.	176,800	217,729
Taiwan Sakura Corp.	72,512	200,197
Taiwan Sanyo Electric Co., Ltd.	55,750	70,197
Taiwan Secom Co., Ltd.	139,330	549,840
Taiwan Semiconductor Co., Ltd.	178,000	399,054
Taiwan Semiconductor Manufacturing Co., Ltd.	1,379,465	33,467,765
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	294,861	40,496,210
Taiwan Styrene Monomer	241,832	98,034
Taiwan Surface Mounting Technology Corp.	218,867	803,225
Taiwan Taxi Co., Ltd.	23,800	92,461
#*Taiwan TEA Corp.	361,704	249,934
Taiwan Union Technology Corp.	152,000	865,917
Taiwan-Asia Semiconductor Corp.	199,005	237,129
Taiyen Biotech Co., Ltd.	61,000	63,881

159

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#*Tatung Co., Ltd.	633,000	$1,271,365
TBI Motion Technology Co., Ltd.	25,000	25,106
TCI Co., Ltd.	37,218	165,162
#Tehmag Foods Corp.	15,650	144,187
#TEKOM Technologies, Inc.	14,350	52,002
Test Research, Inc.	75,532	245,881
Test Rite International Co., Ltd.	119,389	76,447
*Tex-Ray Industrial Co., Ltd.	59,000	21,924
#Thermaltake Technology Co., Ltd.	23,294	30,189
Thinking Electronic Industrial Co., Ltd.	37,000	178,966
Thye Ming Industrial Co., Ltd.	46,080	105,994
Tofu Restaurant Co., Ltd.	6,720	59,127
Ton Yi Industrial Corp.	434,200	199,352
#Tong Hsing Electronic Industries, Ltd.	110,544	500,744
Tong Yang Industry Co., Ltd.	464,040	1,695,865
Tong-Tai Machine & Tool Co., Ltd.	95,159	72,183
Top Union Electronics Corp.	19,797	20,975
Topco Scientific Co., Ltd.	61,677	472,588
Topco Technologies Corp.	19,000	45,455
Topkey Corp.	61,000	369,050
Topoint Technology Co., Ltd.	63,000	57,559
Toung Loong Textile Manufacturing	43,800	35,175
Trade-Van Information Services Co.	5,000	11,394
Transcend Information, Inc.	91,483	263,250
Transcom, Inc.	8,800	45,943
#Tripod Technology Corp.	211,970	1,285,673
*TrueLight Corp.	8,041	12,347
#Trusval Technology Co., Ltd.	29,000	144,279
Tsang Yow Industrial Co., Ltd.	31,000	27,514
Tsann Kuen Enterprise Co., Ltd.	30,987	35,163
TSC Auto ID Technology Co., Ltd.	16,089	112,409
#TSEC Corp.	179,139	153,216
#TSRC Corp.	327,717	242,552
Ttet Union Corp.	21,000	93,514
TTFB Co., Ltd.	13,073	95,151
TTY Biopharm Co., Ltd.	82,267	194,791
*Tul Corp.	7,000	15,908
Tung Ho Steel Enterprise Corp.	411,510	926,346
Tung Ho Textile Co., Ltd.	17,000	10,729
Tung Thih Electronic Co., Ltd.	16,000	55,771
TURVO International Co., Ltd.	18,135	73,237
TXC Corp.	179,411	619,856
TYC Brother Industrial Co., Ltd.	111,000	171,126
*Tycoons Group Enterprise	148,949	56,035
*Tyntek Corp.	129,167	69,419
UDE Corp.	36,000	70,094
Ultra Chip, Inc.	27,000	69,900
U-Ming Marine Transport Corp.	397,000	660,813
Unic Technology Corp.	49,000	34,761
Unictron Technologies Corp.	5,000	12,069
#Uniform Industrial Corp.	17,000	15,349
#Unimicron Technology Corp.	613,356	3,428,254
Union Bank Of Taiwan	994,492	470,339
*Union Insurance Co., Ltd.	35,000	34,557
Uni-President Enterprises Corp.	1,706,947	4,010,240
Unitech Computer Co., Ltd.	20,000	22,296
#Unitech Printed Circuit Board Corp.	1,914,240	1,540,234
United Integrated Services Co., Ltd.	103,000	1,249,463

160

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#United Microelectronics Corp.	4,081,453	$6,354,943
United Orthopedic Corp.	50,924	156,391
United Radiant Technology	28,000	15,779
United Recommend International Co., Ltd.	24,773	53,788
#United Renewable Energy Co., Ltd.	737,808	274,169
*<»Unity Opto Technology Co., Ltd.	115,929	—
Univacco Technology, Inc.	32,000	33,168
Universal Cement Corp.	279,410	301,617
Universal Microwave Technology, Inc.	3,000	18,242
#Universal Vision Biotechnology Co., Ltd.	32,468	255,261
UPC Technology Corp.	399,181	168,563
UPI Semiconductor Corp.	19,000	159,880
Userjoy Technology Co., Ltd.	11,550	28,660
USI Corp.	477,861	232,605
U-Tech Media Corp.	95,000	65,644
Utechzone Co., Ltd.	22,000	61,010
UVAT Technology Co., Ltd.	12,000	18,647
Value Valves Co., Ltd.	8,000	23,659
#Vanguard International Semiconductor Corp.	512,000	1,352,251
Ve Wong Corp.	8,000	12,272
Ventec International Group Co., Ltd.	16,000	41,177
Via Technologies, Inc.	14,000	55,033
#Visco Vision, Inc.	27,000	210,199
#Visual Photonics Epitaxy Co., Ltd.	182,475	865,806
Vivotek, Inc.	8,000	33,413
Voltronic Power Technology Corp.	24,543	1,168,284
#Wafer Works Corp.	325,116	394,389
Waffer Technology Corp.	22,270	64,973
Wah Hong Industrial Corp.	30,000	33,628
Wah Lee Industrial Corp.	80,580	311,808
#Walsin Lihwa Corp.	1,210,019	1,371,221
#Walsin Technology Corp.	210,000	719,090
Walton Advanced Engineering, Inc.	143,000	78,830
Wan Hai Lines, Ltd.	272,623	424,482
*We & Win Development Co., Ltd.	78,000	41,680
*We&Win Diversification Co., Ltd.	35,000	50,949
WEI Chih Steel Industrial Co., Ltd.	13,000	10,620
Wei Chuan Foods Corp.	171,000	99,516
#Weikeng Industrial Co., Ltd.	492,076	516,829
Well Shin Technology Co., Ltd.	44,000	82,022
Welldone Co.	9,000	14,815
WELLELL, Inc.	39,000	33,596
Wha Yu Industrial Co., Ltd.	64,000	32,332
Wholetech System Hitech, Ltd.	29,000	97,076
Win Semiconductors Corp.	95,868	429,849
#Winbond Electronics Corp.	1,630,116	1,301,610
Winmate, Inc.	9,000	40,768
#Winstek Semiconductor Co., Ltd.	30,000	121,153
*<»Wintek Corp.	312,087	—
WinWay Technology Co., Ltd.	12,000	308,458
Wisdom Marine Lines Co., Ltd.	445,070	930,817
#Wistron Corp.	1,260,506	4,393,693
#Wistron Information Technology & Services Corp.	27,791	118,207
#Wistron NeWeb Corp.	242,286	1,119,834
Wiwynn Corp.	27,000	1,956,882
Wonderful Hi-Tech Co., Ltd.	45,000	52,930
Wowprime Corp.	56,075	404,693
WPG Holdings, Ltd.	514,756	1,395,890

161

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
WT Microelectronics Co., Ltd.	163,610	$753,685
#WW Holding, Inc.	10,588	39,345
*XAC Automation Corp.	13,000	11,079
XinTec, Inc.	88,000	316,197
Ya Horng Electronic Co., Ltd.	8,000	15,134
Yageo Corp.	119,930	2,301,955
#Yankey Engineering Co., Ltd.	25,558	299,833
Yao Sheng Electronic Co., Ltd.	6,000	29,482
YC INOX Co., Ltd.	195,400	152,422
YCC Parts Manufacturing Co., Ltd.	14,000	33,149
*Yea Shin International Development Co., Ltd.	120,800	161,378
*Yeh-Chiang Technology Corp.	10,000	11,670
Yem Chio Co., Ltd.	283,000	181,644
#Yen Sun Technology Corp.	21,000	40,824
#*Yeong Guan Energy Technology Group Co., Ltd.	56,515	82,962
YFC-Boneagle Electric Co., Ltd.	46,918	34,149
#YFY, Inc.	717,000	683,706
Yieh Phui Enterprise Co., Ltd.	730,026	345,261
Yonyu Plastics Co., Ltd.	36,400	34,710
#*Young Optics, Inc.	18,000	30,514
Youngtek Electronics Corp.	51,120	117,431
*Yuanta Financial Holding Co., Ltd.	2,680,529	2,523,132
Yuanta Futures Co., Ltd.	42,536	106,856
Yuen Foong Yu Consumer Products Co., Ltd.	37,000	62,155
#Yulon Motor Co., Ltd.	287,919	607,458
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	48,523
#Yungshin Construction & Development Co., Ltd.	58,000	365,150
YungShin Global Holding Corp.	74,950	112,441
Yusin Holding Corp.	15,000	55,740
Zeng Hsing Industrial Co., Ltd.	34,461	104,774
Zenitron Corp.	103,000	112,293
Zero One Technology Co., Ltd.	60,211	138,684
#Zhen Ding Technology Holding, Ltd.	318,050	1,133,032
#*Zhong Yang Technology Co., Ltd.	28,000	60,365
Zig Sheng Industrial Co., Ltd.	230,543	105,494
#*Zinwell Corp.	110,000	67,732
Zippy Technology Corp.	27,000	44,859
#Zyxel Group Corp.	177,906	226,740

TOTAL TAIWAN		419,490,488

THAILAND — (0.5%)
AAPICO Hitech PCL, Class F	102,190	59,285
*Absolute Clean Energy PCL, Class F	950,500	35,650
Advanced Info Service PCL	5,400	28,778
Advanced Info Service PCL, Class F	95,800	510,537
Advanced Information Technology PCL, Class F	489,950	56,848
After You PCL	113,500	28,176
Airports of Thailand PCL	11,700	20,600
Airports of Thailand PCL, Class F	241,500	425,199
*AJ Plast PCL	93,100	15,198
Allianz Ayudhya Capital PCL, Class F	3,900	4,025
Amata Corp. PCL	81,700	50,043
Amata Corp. PCL, Class F	331,000	202,744
*Ananda Development PCL, Class F	1,923,900	42,050
AP Thailand PCL	516,100	150,401
AP Thailand PCL	1,199,504	349,559
Asia Plus Group Holdings PCL	7,200	517
Asia Plus Group Holdings PCL, Class F	988,400	70,943
Asian Alliance International PCL, Class F	207,700	29,423

162

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Asian Insulators PCL	104,160	$11,467
Asian Sea Corp. PCL, Class F	73,800	16,528
*Asphere Innovations PCL, Class F	76,400	11,544
Assetwise PCL, Class F	225,100	48,895
B Grimm Power PCL, Class F	32,100	22,304
B Grimm Power PCL, Class R	170,500	118,467
Bangchak Corp. PCL	329,200	373,082
Bangchak Corp. PCL, Class F	414,300	469,525
Bangkok Bank PCL	9,500	35,119
Bangkok Bank PCL, Class F	119,100	440,278
Bangkok Chain Hospital PCL, Class F	408,175	221,379
Bangkok Dusit Medical Services PCL	140,500	109,943
Bangkok Dusit Medical Services PCL, Class F	773,200	605,041
Bangkok Expressway & Metro PCL, Class F	541,702	121,320
Bangkok Expressway & Metro PCL, Class R	406,100	90,951
Bangkok Insurance PCL, Class F	25,300	199,342
*Bangkok Land PCL	232,200	4,261
*Bangkok Land PCL, Class F	7,385,500	135,514
*Bangkok Ranch PCL, Class F	202,500	14,097
Banpu PCL	3,603,550	539,657
Banpu PCL, Class F	1,922,500	287,908
Banpu Power PCL	46,600	17,981
BCPG PCL	363,700	66,243
BEC World PCL	207,000	27,034
*Better World Green PCL	1,773,500	22,013
BG Container Glass PCL, Class F	99,700	18,697
Brooker Group PCL (The)	1,153,500	15,874
BTS Group Holdings PCL	264,800	45,372
#BTS Group Holdings PCL	863,600	147,972
Bumrungrad Hospital PCL	36,000	237,993
Bumrungrad Hospital PCL, Class F	64,800	428,386
Cal-Comp Electronics Thailand PCL	2,296,544	140,048
Carabao Group PCL, Class F	71,000	131,233
Central Pattana PCL, Class F	173,600	297,453
*Central Plaza Hotel PCL, Class F	135,500	164,530
Central Retail Corp. PCL, Class F	202,991	188,969
Central Retail Corp. PCL, Class R	55,100	51,294
CH Karnchang PCL, Class F	408,100	249,970
Charoen Pokphand Foods PCL, Class F	190,700	101,885
Chularat Hospital PCL	2,654,400	207,711
*CIMB Thai Bank PCL	487,400	7,233
*CK Power PCL, Class F	533,300	56,122
Com7 PCL, Class F	388,400	191,790
*Country Group Development PCL	2,367,400	21,719
*CP ALL PCL	56,100	87,041
*CP ALL PCL, Class F	78,500	121,796
CP Axtra PCL, Class F	98,000	85,942
Delta Electronics Thailand PCL	263,100	496,951
Dhipaya Group Holdings PCL, Class F	254,700	209,615
Diamond Building Products PCL	87,500	18,888
Don Muang Tollway PCL, Class F	161,500	51,858
Dynasty Ceramic PCL, Class F	1,847,601	90,236
Eastern Polymer Group PCL	292,600	54,083
Eastern Water Resources Development and Management PCL, Class F	247,100	23,336
*Ekachai Medical Care PCL	198,809	41,575
Electricity Generating PCL	48,500	147,227
Energy Absolute PCL	156,500	129,854
Energy Absolute PCL	72,400	60,073

163

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Erawan Group PCL (The)	878,700	$114,283
Exotic Food PCL, Class F	40,500	33,331
Forth Corp. PCL	156,500	69,255
Forth Smart Service PCL, Class F	177,000	27,462
GFPT PCL	272,100	94,714
Global Green Chemicals PCL, Class F	90,900	19,500
Global Power Synergy PCL, Class F	53,128	70,245
*Green Tech Ventures PCL, Class F	10,600	43
Gulf Energy Development PCL, Class F	130,600	141,842
Gulf Energy Development PCL, Class R	45,600	49,525
#Gunkul Engineering PCL	2,471,240	172,040
Haad Thip PCL, Class F	166,500	80,420
Hana Microelectronics PCL	153,200	160,186
Hana Microelectronics PCL, Class F	251,900	263,387
Home Product Center PCL	842,857	236,528
Ichitan Group PCL, Class F	150,200	73,357
Index Livingmall PCL, Class F	105,400	59,156
Indorama Ventures PCL, Class F	402,700	259,701
Interlink Communication PCL	89,150	16,478
Interpharma PCL	114,500	30,587
Intouch Holdings PCL, Class F	10,800	19,525
IRPC PCL	2,409,500	128,082
*Italian-Thai Development PCL, Class F	1,041,343	20,512
Jasmine International PCL	1,000,200	86,364
#*Jaymart Group Holdings PCL, Class F	336,900	127,269
Jubilee Enterprise PCL, Class F	14,800	6,469
Karmarts PCL, Class F	404,300	174,549
Kaset Thai International Sugar Corp. PCL	51,200	4,670
Kasikornbank PCL	28,100	98,949
Kasikornbank PCL	34,400	121,133
KCE Electronics PCL	34,800	36,857
KCE Electronics PCL, Class F	241,400	255,665
*Kerry Express Thailand PCL	169,517	19,760
KGI Securities Thailand PCL, Class F	839,800	100,160
Khon Kaen Sugar Industry PCL, Class F	1,452,684	93,292
Kiatnakin Phatra Bank PCL, Class F	112,300	157,572
Krung Thai Bank PCL, Class F	537,775	243,784
Krungthai Card PCL	108,600	126,006
Ladprao General Hospital PCL	51,300	6,589
Lalin Property PCL, Class F	260,500	52,367
Lam Soon Thailand PCL, Class F	77,800	10,601
Land & Houses PCL	757,600	152,297
Land & Houses PCL, Class F	1,305,500	262,439
Lanna Resources PCL	155,350	59,105
LH Financial Group PCL, Class F	3,051,600	79,872
Loxley PCL, Class F	677,675	27,063
LPN Development PCL	882,200	82,840
LPN Development PCL	65,800	6,179
Major Cineplex Group PCL	206,700	82,546
*Malee Group PCL, Class F	50,700	18,742
MBK PCL	334,108	153,261
MC Group PCL, Class F	189,500	62,894
MCS Steel PCL	202,200	43,648
Mega Lifesciences PCL	214,900	237,747
Minor International PCL	157,600	140,335
Minor International PCL, Class F	456,392	406,393
MK Restaurants Group PCL, Class F	81,400	81,817
Namyong Terminal PCL	371,200	44,071

164

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Netbay PCL, Class F	58,500	$31,886
Noble Development PCL, Class F	565,200	56,733
Northeast Rubber PCL, Class F	1,020,500	152,827
*Nusasiri PCL	3,925,400	31,776
Origin Property PCL, Class F	487,800	93,453
Osotspa PCL	92,900	53,895
Osotspa PCL, Class F	328,800	190,750
Plan B Media PCL, Class F	1,011,164	227,826
*Platinum Group PCL (The), Class F	626,400	42,594
Polyplex Thailand PCL	211,300	54,450
Praram 9 Hospital PCL, Class F	86,300	45,176
Precious Shipping PCL, Class F	714,400	151,323
Premier Marketing PCL	128,800	28,151
Prima Marine PCL	755,300	155,911
Prima Marine PCL, Class R	126,500	26,112
*Principal Capital PCL, Class F	136,700	14,533
Property Perfect PCL	5,639,224	38,041
Pruksa Holding PCL	376,900	117,972
*PSG Corp. PCL, Class F	2,666,400	44,608
PTG Energy PCL, Class F	675,800	159,559
PTT Exploration & Production PCL	98,700	416,798
PTT Exploration & Production PCL, Class F	278,385	1,175,587
PTT Global Chemical PCL	190,700	189,105
PTT Global Chemical PCL, Class F	147,145	145,914
PTT Oil & Retail Business PCL, Class F	121,000	61,055
PTT PCL	2,303,900	2,098,128
PTT PCL	1,076,640	980,480
Quality Houses PCL, Class F	4,560,609	268,271
R&B Food Supply PCL, Class F	90,200	27,260
Rabbit Holdings PCL, Class F	649,800	7,013
Rajthanee Hospital PCL	74,800	50,963
Ramkhamhaeng Hospital PCL, Class F	12,600	10,625
Ratch Group PCL, Class F	183,100	142,043
Ratchaphruek Hospital PCL	297,100	48,902
Regional Container Lines PCL, Class F	282,800	157,196
*Roctec Global PCL, Class F	1,572,700	33,101
Rojana Industrial Park PCL, Class F	643,990	134,671
RS PCL	355,820	124,815
S Hotels & Resorts PCL, Class F	479,300	31,815
Sabina PCL	91,300	63,437
Sahamitr Pressure Container PCL, Class F	80,300	20,693
*Samart Corp. PCL	151,201	25,092
Sansiri PCL	4,896,033	224,589
#Sansiri PCL	7,107,600	326,037
Sappe PCL, Class F	66,500	174,953
SC Asset Corp. PCL	876,762	89,427
SCB X PCL	128,300	368,698
*»SCG Ceramics PCL, Class F	386,900	10,335
SCG Packaging PCL	148,300	130,053
*SEN X PCL, Class F	719,000	9,118
Sena Development PCL	340,100	26,613
*Sermsang Power Corp. Co., Ltd.	181,669	38,236
*Seven Utilities and Power PLC, Class F	2,493,100	22,872
Siam Cement PCL (The)	18,000	120,939
Siam Cement PCL (The)	15,600	104,814
Siam City Cement PCL, Class F	41,135	154,284
Siam Global House PCL	255,389	111,638
Siam Wellness Group PCL, Class F	255,525	56,883

165

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Siamgas & Petrochemicals PCL	488,800	$101,559
Sikarin PCL, Class F	251,000	69,083
*Singer Thailand PCL, Class F	241,500	65,816
SiS Distribution Thailand PCL, Class F	77,600	58,106
SISB PCL, Class F	102,500	107,174
SNC Former PCL, Class F	105,200	19,445
Somboon Advance Technology PCL, Class F	163,550	72,375
SPCG PCL	257,400	78,484
Sri Trang Agro-Industry PCL	262,560	123,983
Sri Trang Agro-Industry PCL, Class F	463,120	218,689
Sri Trang Gloves Thailand PCL, Class F	809,600	202,072
Srinanaporn Marketing PCL, Class F	265,300	120,981
Srithai Superware PCL, Class F	333,400	11,335
Srivichai Vejvivat PCL	109,300	23,742
*Star Petroleum Refining PCL	660,800	142,644
Stars Microelectronics Thailand PCL	265,900	19,803
Supalai PCL	624,775	333,798
Supalai PCL	179,800	96,061
*Super Energy Corp. PCL, Class F	11,554,700	96,653
Susco PCL, Class F	526,100	56,784
SVI PCL	217,200	39,853
TAC Consumer PCL	175,900	25,868
Taokaenoi Food & Marketing PCL, Class F	200,500	56,266
Tata Steel Thailand PCL, Class F	754,700	15,680
Thai Oil PCL	84,986	124,979
Thai Oil PCL	250,377	368,202
Thai Solar Energy PCL	96	3
Thai Union Group PCL	1,062,000	426,978
Thai Union Group PCL, Class F	929,740	373,803
Thai Vegetable Oil PCL, Class F	206,060	110,091
Thai Wah PCL, Class F	109,900	11,328
Thaicom PCL	219,700	75,881
Thaifoods Group PCL, Class F	746,674	76,561
Thaire Life Assurance PCL, Class F	280,180	16,935
Thanachart Capital PCL, Class F	153,200	202,558
Thonburi Healthcare Group PCL, Class F	75,700	81,705
Thoresen Thai Agencies PCL, Class F	207,051	35,198
Tipco Asphalt PCL, Class F	451,119	194,763
Tisco Financial Group PCL, Class F	100,900	264,774
TKS Technologies PCL	242,900	53,089
TMBThanachart Bank PCL	6,415,606	313,336
TMT Steel PCL, Class F	187,600	26,829
TOA Paint Thailand PCL	157,300	107,173
TPI Polene PCL, Class F	2,876,957	106,353
TPI Polene Power PCL	1,461,600	130,937
TQM Alpha PCL, Class F	97,000	65,434
*Triton Holding PCL	1,752,600	6,621
*True Corp. PCL, Class F	3,718,561	772,610
*True Corp. PCL, Class R	718,500	149,284
TTCL PCL	313,300	29,419
TTW PCL	454,300	110,327
Union Auction PCL, Class F	166,600	40,683
Unique Engineering & Construction PCL	326,045	27,625
United Paper PCL	133,000	41,271
Univanich Palm Oil PCL, Class F	551,100	128,630
Univentures PCL	288,800	15,897
Vanachai Group PCL, Class F	244,900	22,468
VGI PCL	2,647,370	122,153

166

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
WHA Corp. PCL, Class F	1,753,700	$236,603
WHA Utilities and Power PCL	246,500	25,940
WICE Logistics PCL, Class F	29,200	4,097
Workpoint Entertainment PCL, Class F	92,100	21,745
*Xspring Capital PCL, Class F	3,359,000	103,326
*YGGDRAZIL Group PCL, Class F	144,300	26,282

TOTAL THAILAND		33,324,233

TURKEY — (0.3%)
Agesa Hayat ve Emeklilik AS	4,841	12,694
Akbank TAS	1,117,912	2,052,719
Akcansa Cimento AS	7,178	33,477
*Akenerji Elektrik Uretim AS	—	—
Aksa Akrilik Kimya Sanayii AS	76,816	276,170
*Aksa Enerji Uretim AS	80,778	95,956
Alarko Holding AS	14,163	51,007
*Albaraka Turk Katilim Bankasi AS	114,602	17,734
*Alkim Alkali Kimya AS	52,781	65,730
*Anadolu Anonim Turk Sigorta Sirketi	68,078	189,241
Anadolu Efes Biracilik Ve Malt Sanayii AS	15,309	86,294
Anadolu Hayat Emeklilik AS	18,436	31,603
Arcelik AS	27,622	147,595
Aselsan Elektronik Sanayi Ve Ticaret AS	54,978	103,159
Aygaz AS	9,057	54,798
*Baticim Bati Anadolu Cimento Sanayii AS	1	3
Bera Holding AS	258,636	151,380
*Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	44,015	64,684
BIM Birlesik Magazalar AS	65,051	777,562
*Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	15,959	296,491
Bursa Cimento Fabrikasi AS	303,385	79,368
Celebi Hava Servisi AS	471	26,680
Cemtas Celik Makina Sanayi Ve Ticaret AS	51,646	17,308
Cimsa Cimento Sanayi VE Ticaret AS	28,336	27,954
Coca-Cola Icecek AS	34,991	783,546
Deva Holding AS	6,923	16,111
Dogan Sirketler Grubu Holding AS	1	—
*Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	71,748	30,692
Dogus Otomotiv Servis ve Ticaret AS	11,601	101,672
*EGE Endustri VE Ticaret AS	615	332,417
*EGE Gubre Sanayii AS	21,988	30,968
ΩEnerjisa Enerji AS	62,099	130,522
Enka Insaat ve Sanayi AS	31,858	37,785
Erbosan Erciyas Boru Sanayii ve Ticaret AS	—	—
Eregli Demir ve Celik Fabrikalari TAS	173,212	230,368
*Fenerbahce Futbol AS	1	1
Ford Otomotiv Sanayi AS	9,472	325,909
Global Yatirim Holding AS	259,337	108,616
*Goodyear Lastikleri TAS	19,697	13,080
*Hektas Ticaret TAS	611,166	287,306
*Ihlas Holding AS	1	—
*Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	57,402	16,612
*Is Finansal Kiralama AS	1	—
Is Yatirim Menkul Degerler AS	177,841	205,325
*Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	38,156	30,264
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	202,304	162,586
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	104,136	66,065
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	49,436	29,454
*Karsan Otomotiv Sanayii Ve Ticaret AS	48,611	22,762
KOC Holding AS	131,036	915,082

167

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
*Konya Cimento Sanayii AS	68	$24,027
*Kordsa Teknik Tekstil AS	17,804	55,046
Koza Altin Isletmeleri AS	151,641	108,942
Logo Yazilim Sanayi Ve Ticaret AS	48,180	134,526
ΩMavi Giyim Sanayi Ve Ticaret AS, Class B	151,644	433,249
*MIA Teknoloji AS	40,986	71,145
Migros Ticaret AS	37,856	516,805
*ΩMLP Saglik Hizmetleri AS	36,911	266,773
*NET Holding AS	54,626	52,270
Nuh Cimento Sanayi AS	9,366	88,159
*ODAS Elektrik Uretim ve Sanayi Ticaret AS	91,696	27,076
Otokar Otomotiv Ve Savunma Sanayi A.S.	13,740	222,164
*Oyak Cimento Fabrikalari AS	105,502	197,471
*Pegasus Hava Tasimaciligi AS	16,336	521,719
*Petkim Petrokimya Holding AS	324,801	207,863
Polisan Holding AS	—	—
*Reysas Tasimacilik ve Lojistik Ticaret AS	34,500	44,755
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,633	77,961
*Sasa Polyester Sanayi AS	5,129	6,539
*Sekerbank Turk AS	49,445	7,422
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	72,493	117,999
Sok Marketler Ticaret AS	116,098	209,056
*TAV Havalimanlari Holding AS	47,360	321,667
*Teknosa Ic Ve Dis Ticaret AS	42,046	52,388
Tofas Turk Otomobil Fabrikasi AS	31,476	267,594
*Tukas Gida Sanayi ve Ticaret AS	220,600	62,004
*Tumosan Motor ve Traktor Sanayi AS	6,120	31,756
*Turk Hava Yollari AO	178,158	1,793,876
*Turk Telekomunikasyon AS	127,243	158,698
Turk Traktor ve Ziraat Makineleri AS	5,829	165,556
Turkcell Iletisim Hizmetleri AS	195,541	487,999
Turkiye Garanti Bankasi AS	60,519	154,118
Turkiye Is Bankasi AS	819,633	347,078
Turkiye Petrol Rafinerileri AS	166,355	1,006,047
Turkiye Sigorta AS	8,803	18,013
Turkiye Sise ve Cam Fabrikalari AS	170,202	264,951
*Ulker Biskuvi Sanayi AS	135,931	479,882
Vestel Beyaz Esya Sanayi ve Ticaret AS	54,863	37,619
*Vestel Elektronik Sanayi ve Ticaret AS	24,303	62,678
Yapi ve Kredi Bankasi AS	884,931	882,293
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1	1
*Zorlu Enerji Elektrik Uretim AS	435,458	88,903

TOTAL TURKEY		18,610,838

UNITED ARAB EMIRATES — (0.5%)
Abu Dhabi Commercial Bank PJSC	1,010,108	2,296,388
Abu Dhabi Islamic Bank PJSC	698,169	2,121,366
Abu Dhabi National Hotels	1,900,278	329,053
Abu Dhabi National Insurance Co. PSC	17,502	27,590
Abu Dhabi National Oil Co. for Distribution PJSC	1,033,427	981,965
*Abu Dhabi Ports Co. PJSC	40,141	63,497
ADNOC Drilling Co. PJSC	533,235	560,398
*<»Agility Global PLC	1,257,534	445,096
Agthia Group PJSC	255,902	397,833
Air Arabia PJSC	1,395,587	1,018,316
*Ajman Bank PJSC	1,170,921	599,344
AL Yah Satellite Communications Co-Pjsc-Yah Sat	93,911	61,365
Aldar Properties PJSC	1,251,242	1,860,051
*Alpha Dhabi Holding PJSC	11,763	45,221

168

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED ARAB EMIRATES — (Continued)
Amanat Holdings PJSC	1,284,058	$363,588
*Apex Investment Co. PSC	264,060	127,972
*<»Arabtec Holding PJSC	125,089	—
*Aramex PJSC	433,486	305,679
Burjeel Holdings PLC	541,599	433,527
Dana Gas PJSC	3,671,904	689,813
Deyaar Development PJSC	1,134,835	231,731
Dubai Electricity & Water Authority PJSC	467,110	298,867
Dubai Financial Market PJSC	635,729	238,859
Dubai Investments PJSC	1,312,093	778,775
Dubai Islamic Bank PJSC	1,674,217	2,534,413
Emaar Development PJSC	887,955	2,021,102
Emaar Properties PJSC	2,900,530	6,483,528
Emirates Driving Co.	40,512	32,759
Emirates Integrated Telecommunications Co. PJSC	50,740	80,816
Emirates NBD Bank PJSC	760,448	3,519,730
»Emirates Telecommunications Group Co. PJSC	269,985	1,249,624
*EMSTEEL Building Materials PJSC	1,164,933	453,553
Fertiglobe PLC	768,167	583,513
First Abu Dhabi Bank PJSC	347,390	1,180,383
*Ghitha Holding PJSC	7,939	76,733
*Gulf Navigation Holding PJSC	95,328	190,506
*Gulf Pharmaceutical Industries PSC	46,170	11,829
*Islamic Arab Insurance Co.	133,838	14,612
*Manazel PJSC	1,073,441	111,059
National Bank of Ras Al-Khaimah PSC (The), Class K	17,996	25,552
*National Corp. for Tourism & Hotels	112,711	93,596
*Palms Sports PrJSC	38,397	101,614
RAK Properties PJSC	1,121,861	372,640
Ras Al Khaimah Ceramics	424,701	319,142
Salik Co PJSC	42,956	40,466
Taaleem Holdings PJSC	49,514	50,553
TECOM Group PJSC	123,385	92,718
*»Union Properties PJSC	1,796,725	210,349

TOTAL UNITED ARAB EMIRATES		34,127,084

UNITED KINGDOM — (7.6%)
4imprint Group PLC	3,019	237,398
Admiral Group PLC	78,217	2,672,755
ΩAirtel Africa PLC	727,303	1,009,953
Anglo American PLC	138,211	4,558,403
Antofagasta PLC	134,106	3,711,033
Ashmore Group PLC	104,707	253,563
Ashtead Group PLC	112,827	8,253,325
Associated British Foods PLC	78,653	2,615,759
*ΩAston Martin Lagonda Global Holdings PLC	100,942	187,316
AstraZeneca PLC	2,429	366,861
AstraZeneca PLC, Sponsored ADR	225,817	17,134,994
ΩAuto Trader Group PLC	347,280	3,036,955
Aviva PLC	202,507	1,180,866
B&M European Value Retail SA	469,096	3,048,481
Babcock International Group PLC	402,681	2,558,890
BAE Systems PLC	414,245	6,914,198
Balfour Beatty PLC	334,773	1,524,992
Bank of Georgia Group PLC	34,080	2,295,812
Barclays PLC	475,515	1,206,903
#Barclays PLC, Sponsored ADR	459,056	4,700,733
Barratt Developments PLC	419,646	2,389,255
Beazley PLC	264,059	2,192,143

169

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Bellway PLC	95,362	$3,020,997
Berkeley Group Holdings PLC	46,890	2,767,733
BP PLC	817,750	5,328,589
BP PLC, Sponsored ADR	667,693	25,886,457
ΩBridgepoint Group PLC	57,120	164,788
British American Tobacco PLC	193,078	5,683,813
British American Tobacco PLC, Sponsored ADR	33,851	995,896
Britvic PLC	188,721	2,090,126
BT Group PLC	3,421,606	4,395,738
Bunzl PLC	54,085	2,081,781
Burberry Group PLC	45,657	657,731
*Carnival PLC	1,666	22,634
*Carnival PLC, Sponsored ADR	3,254	43,604
Centrica PLC	4,259,699	6,824,543
Coca-Cola HBC AG	38,985	1,264,305
Compass Group PLC	194,413	5,433,427
Computacenter PLC	60,401	1,952,787
ΩConvaTec Group PLC	556,142	1,740,925
Cranswick PLC	31,988	1,726,310
CRH PLC	449	35,060
CRH PLC, ADR	30,224	2,339,942
Croda International PLC	22,789	1,315,469
*Darktrace PLC	208,080	1,569,530
DCC PLC	50,310	3,455,297
*ΩDeliveroo PLC	153,622	257,374
Diageo PLC	67,871	2,358,739
Diageo PLC, Sponsored ADR	32,109	4,436,179
Diploma PLC	64,815	2,944,403
Direct Line Insurance Group PLC	696,588	1,620,601
Domino’s Pizza Group PLC	5,801	23,665
Drax Group PLC	240,666	1,560,985
DS Smith PLC	715,571	3,139,578
Dunelm Group PLC	82,730	1,051,437
easyJet PLC	114,103	769,516
Energean PLC	60,906	841,945
Entain PLC	117,741	1,159,674
*»Evraz PLC	119,565	—
Experian PLC	90,238	3,665,428
Fevertree Drinks PLC	790	11,208
*Flutter Entertainment PLC	25,694	4,801,760
*Frasers Group PLC	223,165	2,281,585
Fresnillo PLC	9,326	65,160
Games Workshop Group PLC	22,504	2,792,465
Glencore PLC	2,830,242	16,574,687
Grafton Group PLC	107,333	1,272,196
Grainger PLC	438,373	1,407,945
Greggs PLC	101,311	3,455,557
GSK PLC	69,273	1,451,157
GSK PLC, ADR	214,493	8,888,590
Haleon PLC	86,614	368,199
#Haleon PLC, ADR	181,429	1,547,589
Halma PLC	66,301	1,832,217
Harbour Energy PLC	448,379	1,621,986
Hargreaves Lansdown PLC	214,807	2,188,873
Hays PLC	442,224	509,707
Hikma Pharmaceuticals PLC	57,350	1,381,633
Hill & Smith PLC	23,520	556,613
*Hiscox, Ltd.	134,472	2,071,054

170

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Howden Joinery Group PLC	390,185	$4,279,855
HSBC Holdings PLC	712,672	6,207,313
#HSBC Holdings PLC, Sponsored ADR	314,022	13,685,079
IMI PLC	232,088	5,091,446
Imperial Brands PLC	268,227	6,141,180
Inchcape PLC	343,002	3,435,904
*Indivior PLC	83,506	1,507,778
*Indivior PLC	2,357	41,389
Informa PLC	189,246	1,885,754
InterContinental Hotels Group PLC	13,972	1,373,704
#InterContinental Hotels Group PLC, Sponsored ADR	14,070	1,383,784
*International Distributions Services PLC	476,467	1,614,414
Intertek Group PLC	46,188	2,859,315
Investec PLC	377,716	2,419,165
ITV PLC	1,771,867	1,559,699
IWG PLC	402,422	936,732
J Sainsbury PLC	848,364	2,798,030
JD Sports Fashion PLC	969,297	1,403,037
JET2 PLC	25,430	457,252
Johnson Matthey PLC	56,778	1,248,415
*ΩJust Eat Takeaway.com NV	2,336	34,515
Kingfisher PLC	700,515	2,176,199
Lancashire Holdings, Ltd.	95,120	726,534
Legal & General Group PLC	1,212,236	3,582,231
Lloyds Banking Group PLC	10,190,856	6,622,659
Lloyds Banking Group PLC, Sponsored ADR	88,420	226,355
London Stock Exchange Group PLC	18,369	2,034,636
Man Group PLC	1,104,946	3,564,030
Marks & Spencer Group PLC	1,736,635	5,562,416
Melrose Industries PLC	512,861	4,057,268
*Mitchells & Butlers PLC	235,913	713,384
Mondi PLC	33,561	640,639
Mondi PLC	123,759	2,353,905
*National Grid PLC	46,230	606,652
#*National Grid PLC, Sponsored ADR	35,345	2,355,744
NatWest Group PLC	653,660	2,484,077
#NatWest Group PLC, ADR	85,061	654,970
Next PLC	24,422	2,754,635
*Ocado Group PLC	112,969	499,472
OSB Group PLC	85,772	440,980
Pagegroup PLC	284,427	1,589,113
Pearson PLC	123,766	1,508,816
Pearson PLC, Sponsored ADR	92,949	1,132,119
Pennon Group PLC	68,903	574,170
Persimmon PLC	153,019	2,498,488
Phoenix Group Holdings PLC	251,869	1,544,713
*Playtech PLC	19,701	130,743
Prudential PLC	172,215	1,511,623
Prudential PLC, Sponsored ADR	40,836	717,080
QinetiQ Group PLC	351,436	1,512,007
Reckitt Benckiser Group PLC	76,193	4,262,679
Redrow PLC	241,104	1,941,198
RELX PLC	28,209	1,166,677
RELX PLC	60,337	2,496,757
RELX PLC, Sponsored ADR	111,414	4,589,143
Renishaw PLC	13,596	706,502
Rentokil Initial PLC	443,826	2,262,394
RHI Magnesita NV	1,632	73,975

171

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Rightmove PLC	464,039	$2,992,376
Rio Tinto PLC	32,750	2,243,943
#Rio Tinto PLC, Sponsored ADR	83,327	5,652,070
*Rolls-Royce Holdings PLC	1,239,134	6,409,555
Rotork PLC	389,528	1,577,368
RS GROUP PLC	283,535	2,616,547
Sage Group PLC (The)	172,328	2,515,989
Savills PLC	56,122	760,352
Schroders PLC	177,426	783,791
Serco Group PLC	810,325	1,858,827
Severn Trent PLC	66,453	2,052,760
*Shell PLC	401,567	14,395,732
Shell PLC, ADR	615,456	44,103,577
Smith & Nephew PLC	99,242	1,216,557
#Smith & Nephew PLC, Sponsored ADR	16,196	390,809
Smiths Group PLC	74,014	1,497,647
Softcat PLC	80,033	1,572,340
Spectris PLC	41,411	1,726,690
Spirax-Sarco Engineering PLC	16,890	1,870,604
*SSE PLC	288,075	6,011,257
SSP Group PLC	219,967	542,322
St James’s Place PLC	32,580	177,702
Standard Chartered PLC	570,832	4,930,442
Tate & Lyle PLC	226,348	1,867,740
Taylor Wimpey PLC	1,426,161	2,355,417
*TBC Bank Group PLC	9,903	429,039
Tesco PLC	1,551,131	5,754,857
TP ICAP Group PLC	372,973	969,058
*ΩTrainline PLC	33,159	123,895
Travis Perkins PLC	125,642	1,184,634
*TUI AG	240	1,701
Unilever PLC	17,571	910,859
Unilever PLC	16,305	845,559
Unilever PLC, Sponsored ADR	243,275	12,613,809
United Utilities Group PLC	165,002	2,158,003
Virgin Money UK PLC	790,802	2,117,044
*Vistry Group PLC	294,527	4,418,108
Vodafone Group PLC	2,345,253	1,986,900
Weir Group PLC (The)	100,527	2,580,423
WH Smith PLC	66,395	912,003
Whitbread PLC	71,244	2,825,210
*Wise PLC, Class A	22,976	223,393
WPP PLC	22,860	231,339
#WPP PLC, Sponsored ADR	31,999	1,611,150

TOTAL UNITED KINGDOM		518,415,916

UNITED STATES — (0.1%)
ADTRAN Holdings, Inc.	24,591	108,490
*Arcadium Lithium PLC	104,974	458,068
Newmont Corp.	64,623	2,673,462
Noble Corp. PLC	4,895	218,948

TOTAL UNITED STATES		3,458,968

TOTAL COMMON STOCKS		6,590,832,959

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
*Alpargatas SA, Preference	131,769	240,500
*Banco ABC Brasil SA	101	445
Banco ABC Brasil SA	60,533	270,367

172

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
ΩBanco BMG SA, Preference	120,795	$76,209
Banco Bradesco SA, Preference	160,104	432,455
Banco do Estado do Rio Grande do Sul SA, Preference B	169,737	412,627
Banco Mercantil do Brasil SA, Preference	3,700	16,383
Banco Pan SA	268,188	472,929
Banco Pine SA	61,499	51,258
Centrais Eletricas Brasileiras SA, Preference B	24,904	199,689
Centrais Eletricas de Santa Catarina SA	4,700	63,185
Cia de Ferro Ligas da Bahia FERBASA, Preference	91,576	140,462
Cia De Sanena Do Parana, Preference	334,905	332,766
Cia Energetica de Minas Gerais	382,942	721,836
Cia Energetica do Ceara, Preference A	3,232	21,532
Companhia Paranaense de Energia, Preference B	323,403	567,177
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	58,200	280,383
Eucatex SA Industria e Comercio, Preference	49,340	145,076
Gerdau SA, Preference	270,191	951,879
Grazziotin SA	3,260	16,580
Itau Unibanco Holding SA, Preference	294,879	1,784,146
Marcopolo SA, Preference	313,240	398,265
Petroleo Brasileiro SA	1,592,359	12,909,441
Raizen SA	891,777	526,488
Randon SA Implementos e Participacoes, Preference	99,900	206,041
Schulz SA	65,200	77,489
Taurus Armas SA	49,588	117,294
Track & Field Co. SA	18,510	40,176
Unipar Carbocloro SA	57,881	589,519
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Preference A	317,472	484,498

TOTAL BRAZIL		22,547,095

CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	10,803	14,791
Embotelladora Andina SA, Preference B	17,885	50,787
Sociedad Quimica y Minera de Chile SA, Class B	240	11,007

TOTAL CHILE		76,585

COLOMBIA — (0.0%)
Bancolombia SA, Preference	16,359	134,925
Grupo Aval Acciones y Valores SA	484,198	57,601
Grupo de Inversiones Suramericana SA	11,572	68,743

TOTAL COLOMBIA		261,269

GERMANY — (0.3%)
Bayerische Motoren Werke AG	17,793	1,835,938
ΩDr. Ing. h.c. F. Porsche AG	9,831	879,842
*Draegerwerk AG & Co. KGaA	5,317	282,556
Einhell Germany AG, Class P	1,030	177,535
*FUCHS SE	33,467	1,568,089
Henkel AG & Co. KGaA	22,623	1,801,170
Jungheinrich AG	35,538	1,325,413
Porsche Automobil Holding SE	21,746	1,114,470
Sartorius AG	4,000	1,207,404
Sixt SE	11,850	823,594
STO SE & Co. KGaA	1,263	217,696
Villeroy & Boch AG	6,080	111,168
Volkswagen AG	51,242	6,309,161

TOTAL GERMANY		17,654,036

173

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (0.0%)
*<»Sundaram-Clayton, Ltd.	233	$29
»TVS Holdings, Ltd.	233,160	30,599

TOTAL INDIA		30,628

PHILIPPINES — (0.0%)
*Cebu Air, Inc.	59,627	31,997

TOTAL PHILIPPINES		31,997

THAILAND — (0.0%)
*Rabbit Holdings PCL	3,207,900	35,490

TOTAL THAILAND		35,490

TOTAL PREFERRED STOCKS		40,637,100

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Arafura Rare Earths, Ltd. 6/20/2025	9,109	266
*<»NEXTDC, Ltd. 05/03/2024	16,063	—

TOTAL AUSTRALIA		266

AUSTRIA — (0.0%)
*»Strabag SE 4/19/2024	4,894	47,358

TOTAL AUSTRIA		47,358

BRAZIL — (0.0%)
*Diagnosticos da America SA 4/30/2025	100	34
*Grazziotin SA 05/22/2024	115	—
*Grupo Casas Bahia SA 9/19/2024	50,928	98

TOTAL BRAZIL		132

CANADA — (0.0%)
*»Constellation Software, Inc. 3/31/2040	1,839	—

TOTAL CANADA		—

HONG KONG — (0.0%)
*MECOM Power and Construction, Ltd. 5/24/2024	47,700	61

TOTAL HONG KONG		61

INDIA — (0.0%)
*Jyoti Structures, Ltd. 05/08/2024	48,773	6,728

TOTAL INDIA		6,728

ITALY — (0.0%)
#*»Webuild SpA 08/02/2030	2,724	—

TOTAL ITALY		—

MALAYSIA — (0.0%)
*CAB Cakaran Corp. BHD 05/31/2028	21,133	1,151

TOTAL MALAYSIA		1,151

SINGAPORE — (0.0%)
*Dyna-Mac Holdings, Ltd. 10/22/2024	52,820	7,592

TOTAL SINGAPORE		7,592

SWITZERLAND — (0.0%)
*<»DocMorris AG RTS 5/3/2024	4,048	—

TOTAL SWITZERLAND		—

TAIWAN — (0.0%)
*Chlitina Holding, Ltd. 5/14/2024	996	979
*Eris Technology Corp. 5/30/2024	648	1,146

TOTAL TAIWAN		2,125

THAILAND — (0.0%)
*Better World Green PCL 12/31/2025	295,583	—
*Northeast Rubber PCL 12/31/2024	170,083	—
*Roctec Global PCL 02/05/2027	393,175	424
*RS PCL 01/16/2026	35,582	4,513

174

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
*Thaifoods Group PCL 01/03/2028	74,667	$—

TOTAL THAILAND		4,937

TOTAL RIGHTS/WARRANTS		70,350

TOTAL INVESTMENT SECURITIES — (97.5%) (Cost $5,015,325,269)		6,631,540,409

SECURITIES LENDING COLLATERAL — (2.5%)
@§The DFA Short Term Investment Fund	14,907,270	172,447,297

TOTAL INVESTMENTS — (100.0%) (Cost $5,187,772,566)		$6,803,987,706

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

<	Security was valued using significant unobservable inputs as of April 30, 2024
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYS	New York Registry Shares
PLC	Public Limited Company
SA	Special Assessment

Summary	of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$293,254,887	$1,141,326	$—	$294,396,213
Austria	22,685,238	—	—	22,685,238
Belgium	57,498,805	13,674	—	57,512,479
Brazil	90,811,465	9,108	—	90,820,573
Canada	502,592,939	—	—	502,592,939
Chile	8,501,432	—	—	8,501,432
China	477,083,654	536,734	35,378	477,655,766
Colombia	1,903,410	—	40,377	1,943,787
Czechia	1,908,749	—	—	1,908,749
Denmark	141,318,186	—	—	141,318,186
Egypt	379,069	—	—	379,069
Finland	60,358,133	—	—	60,358,133
France	368,565,779	—	—	368,565,779
Gabon	65,234	—	—	65,234
Germany	319,575,895	—	—	319,575,895
Greece	10,331,199	—	—	10,331,199
Hong Kong	79,278,890	4,430	25,040	79,308,360
Hungary	4,599,942	—	—	4,599,942
India	433,452,275	—	2,348	433,454,623
Indonesia	36,974,848	7,496	8,185	36,990,529
Ireland	25,068,606	—	—	25,068,606
Israel	41,634,146	—	—	41,634,146
Italy	135,751,580	—	—	135,751,580
Japan	1,041,915,327	—	—	1,041,915,327
Korea, Republic of	268,067,633	474,933	—	268,542,566

175

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Kuwait	$10,099,643	$—	$—		$10,099,643
Malaysia	34,089,376	75	—		34,089,451
Mexico	50,019,052	—	—		50,019,052
Netherlands	157,210,011	—	—		157,210,011
New Zealand	12,753,189	—	—		12,753,189
Norway	39,985,665	—	—		39,985,665
Peru	785,135	—	—		785,135
Philippines	13,258,267	45,776	—		13,304,043
Poland	24,752,334	—	—		24,752,334
Portugal	15,426,043	—	—		15,426,043
Qatar	16,861,326	—	—		16,861,326
Russian Federation	—	—	1,135		1,135
Saudi Arabia	74,462,760	—	—		74,462,760
Singapore	45,126,461	—	—		45,126,461
South Africa	59,913,347	—	—		59,913,347
Spain	110,431,413	—	—		110,431,413
Sweden	134,684,912	5,456	—		134,690,368
Switzerland	337,617,706	—	—		337,617,706
Taiwan	419,484,753	5,735	—		419,490,488
Thailand	6,950,031	26,374,202	—		33,324,233
Turkey	18,610,838	—	—		18,610,838
United Arab Emirates	32,222,014	1,459,974	445,096		34,127,084
United Kingdom	518,415,916	—	—		518,415,916
United States	3,458,968	—	—		3,458,968
Preferred Stocks
Brazil	22,547,095	—	—		22,547,095
Chile	76,585	—	—		76,585
Colombia	261,269	—	—		261,269
Germany	17,654,036	—	—		17,654,036
India	—	30,599	29		30,628
Philippines	31,997	—	—		31,997
Thailand	—	35,490	—		35,490
Rights/Warrants
Australia	266	—	—		266
Austria	—	47,358	—		47,358
Brazil	132	—	—		132
Canada	—	—	—		—
Hong Kong	61	—	—		61
India	—	6,728	—		6,728
Italy	—	—	—		—
Malaysia	1,151	—	—		1,151
Singapore	7,592	—	—		7,592
Switzerland	—	—	—		—
Taiwan	—	2,125	—		2,125
Thailand	4,937	—	—		4,937
Securities Lending Collateral	—	172,447,297	—		172,447,297

Total Investments	$6,600,781,602	$202,648,516	$557,588	***	$6,803,987,706

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

176

DIMENSIONAL US CORE EQUITY MARKET ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (8.0%)
*AdTheorent Holding Co., Inc.	380	$1,239
#*Advantage Solutions, Inc.	47,410	201,967
*Alphabet, Inc., Class A	598,121	97,362,136
*Alphabet, Inc., Class C	530,297	87,308,098
*AMC Networks, Inc., Class A	4,719	50,116
#*Angi, Inc.	4,706	9,930
*Anterix, Inc.	2,129	67,106
AT&T, Inc.	773,249	13,060,176
#*Atlanta Braves Holdings, Inc.	81	3,268
*Atlanta Braves Holdings, Inc.	4,873	182,396
ATN International, Inc.	1,783	34,020
*Bandwidth, Inc., Class A	2,606	47,429
*Boston Omaha Corp., Class A	2,645	40,839
*Bumble, Inc., Class A	17,838	180,164
#Cable One, Inc.	790	311,141
#*Cardlytics, Inc.	3,893	47,689
*Cargurus, Inc.	11,812	265,298
*Cars.com, Inc.	10,356	173,049
*Charter Communications, Inc., Class A	6,768	1,732,202
#*Cinemark Holdings, Inc.	19,900	341,086
Comcast Corp., Class A	495,783	18,894,290
*Consolidated Communications Holdings, Inc.	13,077	56,493
*Daily Journal Corp.	123	41,230
*DHI Group, Inc.	3,043	7,121
*E. W. Scripps Co. (The), Class A	6,753	25,391
*EchoStar Corp., Class A	10,204	163,162
Electronic Arts, Inc.	36,296	4,603,059
Endeavor Group Holdings, Inc., Class A	25,537	674,432
Entravision Communications Corp., Class A	8,213	17,165
*Eventbrite, Inc., Class A	18,585	98,129
*EverQuote, Inc., Class A	1,447	29,186
Fox Corp., Class A	34,567	1,071,923
Fox Corp., Class B	29,732	852,714
#*Frontier Communications Parent, Inc.	38,434	889,363
*Gambling.com Group, Ltd.	1,248	10,795
*Gannett Co., Inc.	9,416	22,787
#*Getty Images Holdings, Inc.	1,899	6,988
#*Gogo, Inc.	12,677	114,854
Gray Television, Inc.	11,596	66,677
IDT Corp., Class B	2,992	106,336
*IMAX Corp.	6,244	99,966
*Integral Ad Science Holding Corp.	28,213	270,563
#Interpublic Group of Cos., Inc. (The)	56,975	1,734,319
Iridium Communications, Inc.	12,143	373,883
John Wiley & Sons, Inc., Class A	6,907	259,496
*Liberty Broadband Corp., Class A	1,108	55,544
*Liberty Broadband Corp., Class C	16,456	818,357
#*Liberty Global, Ltd., Class C	19,065	312,094
*Liberty Latin America, Ltd., Class A	11,616	87,701
*Liberty Latin America, Ltd., Class C	30,362	228,929
*Liberty Media Corp.-Liberty Formula One	26,144	1,829,296
*Liberty Media Corp.-Liberty Formula One	3,473	216,264
*Liberty Media Corp.-Liberty Live	3,586	128,594

1

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Liberty Media Corp.-Liberty Live	8,436	$314,831
*Liberty Media Corp.-Liberty SiriusXM	30,289	728,753
*Liberty Media Corp.-Liberty SiriusXM	13,950	335,637
#*Lions Gate Entertainment Corp., Class A	11,432	115,349
*Lions Gate Entertainment Corp., Class B	12,363	116,583
*Live Nation Entertainment, Inc.	29,836	2,652,719
*Madison Square Garden Entertainment Corp.	3,789	148,339
*Madison Square Garden Sports Corp.	2,196	408,280
*Magnite, Inc.	20,514	181,139
Marcus Corp. (The)	3,226	42,067
*Match Group, Inc.	31,920	983,774
Meta Platforms, Inc., Class A	213,890	92,009,061
*Netflix, Inc.	33,411	18,397,433
New York Times Co. (The), Class A	20,696	890,549
News Corp., Class A	53,268	1,267,778
#News Corp., Class B	26,898	660,077
Nexstar Media Group, Inc.	7,010	1,122,021
*Nextdoor Holdings, Inc.	18,507	37,754
Omnicom Group, Inc.	32,518	3,018,971
#Paramount Global, Class B	64,992	740,259
*Pinterest, Inc., Class A	55,390	1,852,795
Playtika Holding Corp.	14,527	105,321
*PubMatic, Inc., Class A	5,237	117,518
*QuinStreet, Inc.	7,689	139,094
*ROBLOX Corp., Class A	29,725	1,057,021
*Roku, Inc.	16,388	944,932
Scholastic Corp.	3,850	137,137
Shenandoah Telecommunications Co.	7,011	89,881
#Shutterstock, Inc.	4,082	174,342
#Sinclair, Inc.	5,356	65,879
#Sirius XM Holdings, Inc.	150,011	441,032
*Snap, Inc., Class A	122,575	1,844,754
#*Sphere Entertainment Co.	4,566	177,435
*Spotify Technology SA	14,071	3,946,071
#*Stagwell, Inc.	16,552	98,484
*Take-Two Interactive Software, Inc.	20,833	2,975,161
*TechTarget, Inc.	4,482	123,255
TEGNA, Inc.	26,957	367,693
Telephone and Data Systems, Inc.	14,270	223,325
*Thryv Holdings, Inc.	4,492	103,361
#TKO Group Holdings, Inc.	9,153	866,514
T-Mobile US, Inc.	58,110	9,539,919
Townsquare Media, Inc., Class A	1	12
*Trade Desk, Inc. (The), Class A	33,981	2,815,326
*TripAdvisor, Inc.	15,837	416,988
*TrueCar, Inc.	8,467	22,353
*United States Cellular Corp.	5,412	196,780
Verizon Communications, Inc.	572,637	22,613,435
*Vimeo, Inc.	18,910	67,887
#*Vivid Seats, Inc., Class A	6,139	32,291
Walt Disney Co. (The)	177,451	19,714,806
*Warner Bros Discovery, Inc.	303,357	2,232,707
#Warner Music Group Corp., Class A	12,325	406,725
*Yelp, Inc.	8,876	357,170
*Ziff Davis, Inc.	6,243	312,837
*ZipRecruiter, Inc.	8,253	84,841

2

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*ZoomInfo Technologies, Inc.	36,523	$579,255

TOTAL COMMUNICATION SERVICES		435,002,161

CONSUMER DISCRETIONARY — (10.4%)
*1-800-Flowers.com, Inc., Class A	5,510	49,976
Aaron’s Co., Inc. (The)	3,626	25,056
*Abercrombie & Fitch Co.	7,291	886,002
Academy Sports & Outdoors, Inc.	11,781	686,832
*Accel Entertainment, Inc.	11,636	124,971
Acushnet Holdings Corp.	9,192	560,528
*Adient PLC	13,527	404,051
ADT, Inc.	77,878	506,207
*Adtalem Global Education, Inc.	6,062	300,796
Advance Auto Parts, Inc.	8,483	619,089
*Airbnb, Inc., Class A	37,481	5,943,362
*Amazon.com, Inc.	945,295	165,426,625
*American Axle & Manufacturing Holdings, Inc.	31,959	234,579
American Eagle Outfitters, Inc.	28,750	697,475
*American Public Education, Inc.	528	7,302
*America’s Car-Mart, Inc.	731	41,842
*AMMO, Inc.	7,474	18,984
*Aptiv PLC	32,898	2,335,758
Aramark	37,729	1,188,841
Arhaus, Inc.	11,366	143,894
Ark Restaurants Corp.	63	874
Arko Corp.	19,286	82,930
*Asbury Automotive Group, Inc.	3,132	658,472
Autoliv, Inc.	11,782	1,411,366
*AutoNation, Inc.	7,415	1,194,927
*AutoZone, Inc.	1,497	4,425,731
Bassett Furniture Industries, Inc.	534	7,465
Bath & Body Works, Inc.	28,071	1,274,985
*Beazer Homes USA, Inc.	3,736	104,720
#Best Buy Co., Inc.	35,023	2,579,094
*Beyond, Inc.	6,753	135,938
*Biglari Holdings, Inc., Class B	10	1,971
*BJ’s Restaurants, Inc.	3,415	111,295
Bloomin’ Brands, Inc.	13,685	352,936
Booking Holdings, Inc.	3,122	10,777,238
#*Boot Barn Holdings, Inc.	4,423	470,917
BorgWarner, Inc.	31,486	1,031,796
#Bowlero Corp., Class A	6,762	79,454
Boyd Gaming Corp.	11,464	613,439
*Bright Horizons Family Solutions, Inc.	7,497	777,514
*Brinker International, Inc.	4,645	248,972
Brunswick Corp.	10,665	860,026
Buckle, Inc. (The)	7,746	289,623
Build-A-Bear Workshop, Inc.	1,661	50,096
*Burlington Stores, Inc.	9,376	1,687,117
*Caesars Entertainment, Inc.	28,837	1,032,941
#Caleres, Inc.	5,401	198,919
#Camping World Holdings, Inc., Class A	4,367	88,519
*Capri Holdings, Ltd.	12,771	453,115
#*CarMax, Inc.	22,280	1,514,372
*Carnival Corp.	132,743	1,967,251
Carriage Services, Inc.	1,068	27,319
Carrols Restaurant Group, Inc.	5,170	49,218
Carter’s, Inc.	5,435	371,808
#*Carvana Co.	8,652	717,424

3

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Cato Corp. (The), Class A	2,741	$13,212
*Cavco Industries, Inc.	1,245	453,441
Century Communities, Inc.	4,953	392,872
#Cheesecake Factory, Inc. (The)	7,582	261,731
*Chegg, Inc.	17,025	88,019
#*Chewy, Inc., Class A	2,425	36,351
#*Children’s Place, Inc. (The)	1,036	7,211
*Chipotle Mexican Grill, Inc.	2,486	7,854,766
#Choice Hotels International, Inc.	6,354	751,424
Churchill Downs, Inc.	6,624	854,496
*Chuy’s Holdings, Inc.	2,552	75,182
*Citi Trends, Inc.	660	14,150
#Clarus Corp.	621	3,931
#Columbia Sportswear Co.	9,475	754,494
*Cooper-Standard Holdings, Inc.	1,604	24,750
*Coursera, Inc.	19,531	199,607
#Cracker Barrel Old Country Store, Inc.	2,941	171,137
*Crocs, Inc.	10,265	1,276,658
Dana, Inc.	21,898	272,192
Darden Restaurants, Inc.	17,785	2,728,397
*Dave & Buster’s Entertainment, Inc.	6,128	327,235
*Deckers Outdoor Corp.	3,554	2,908,842
*Denny’s Corp.	6,427	51,545
Designer Brands, Inc., Class A	5,667	52,646
*Destination XL Group, Inc.	9,848	31,612
Dick’s Sporting Goods, Inc.	8,386	1,685,083
#Dillard’s, Inc., Class A	1,824	798,894
Dine Brands Global, Inc.	1,272	56,095
#Domino’s Pizza, Inc.	3,887	2,057,272
*DoorDash, Inc., Class A	35,017	4,526,297
*Dorman Products, Inc.	4,468	390,727
DR Horton, Inc.	44,830	6,387,827
*DraftKings, Inc.	34,423	1,430,620
*Dream Finders Homes, Inc., Class A	4,257	151,124
*Duolingo, Inc.	2,551	575,888
#*Dutch Bros, Inc., Class A	1,757	49,477
eBay, Inc.	77,981	4,019,141
*El Pollo Loco Holdings, Inc.	3,317	28,261
*Envela Corp.	30	129
Ethan Allen Interiors, Inc.	3,714	104,883
*Etsy, Inc.	13,631	936,041
#*European Wax Center, Inc., Class A	6,296	74,041
*Everi Holdings, Inc.	9,620	78,595
#*Expedia Group, Inc.	18,146	2,442,996
#*Figs, Inc., Class A	18,169	92,844
*First Watch Restaurant Group, Inc.	9,410	240,143
*Five Below, Inc.	7,762	1,135,891
Flexsteel Industries, Inc.	36	1,187
#*Floor & Decor Holdings, Inc., Class A	13,266	1,463,638
Foot Locker, Inc.	12,240	255,204
Ford Motor Co.	411,147	4,995,436
*Fox Factory Holding Corp.	634	24,675
*Frontdoor, Inc.	10,155	311,657
*Full House Resorts, Inc.	447	2,280
#*Funko, Inc., Class A	3,649	22,222
Gap, Inc. (The)	51,599	1,058,811
Garmin, Ltd.	24,161	3,490,540
#*Garrett Motion, Inc.	25,374	242,575

4

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
General Motors Co.	171,245	$7,625,540
*Genesco, Inc.	1,829	46,292
Gentex Corp.	29,626	1,016,172
*Gentherm, Inc.	4,562	230,700
Genuine Parts Co.	23,291	3,661,578
*G-III Apparel Group, Ltd.	8,282	233,138
Golden Entertainment, Inc.	4,396	140,892
*Goodyear Tire & Rubber Co. (The)	40,331	482,359
*GoPro, Inc., Class A	10,948	18,940
Graham Holdings Co., Class B	525	368,219
*Grand Canyon Education, Inc.	4,173	542,573
*Green Brick Partners, Inc.	5,105	276,334
#Group 1 Automotive, Inc.	2,201	647,138
#*Groupon, Inc.	284	3,283
#Guess?, Inc.	16,676	446,583
#H&R Block, Inc.	16,197	764,984
Hamilton Beach Brands Holding Co., Class A	715	14,543
#*Hanesbrands, Inc.	64,495	294,097
Harley-Davidson, Inc.	20,793	715,071
Hasbro, Inc.	23,981	1,470,035
Haverty Furniture Cos., Inc.	2,103	64,772
#*Helen of Troy, Ltd.	3,484	323,002
Hibbett, Inc.	1,935	166,874
*Hilton Grand Vacations, Inc.	15,468	644,088
Hilton Worldwide Holdings, Inc.	28,553	5,632,936
*Holley, Inc.	12,677	50,962
Home Depot, Inc. (The)	109,514	36,601,769
Hooker Furnishings Corp.	778	13,226
*Hovnanian Enterprises, Inc., Class A	665	98,307
Hyatt Hotels Corp., Class A	4,967	739,040
Installed Building Products, Inc.	4,353	1,026,133
International Game Technology PLC	14,667	289,527
#*iRobot Corp.	3,448	29,515
*J Jill, Inc.	582	14,503
Jack in the Box, Inc.	3,656	208,648
*JAKKS Pacific, Inc.	1,980	37,442
Johnson Outdoors, Inc., Class A	886	36,335
KB Home	10,822	700,833
#Kohl’s Corp.	17,369	415,814
#Kontoor Brands, Inc.	7,905	490,584
#Krispy Kreme, Inc.	22,594	285,814
#*Kura Sushi USA, Inc., Class A	1,086	119,547
*Lands’ End, Inc.	1,536	21,012
*Landsea Homes Corp.	3,639	42,030
Las Vegas Sands Corp.	82,674	3,667,419
*Latham Group, Inc.	3,078	8,618
Laureate Education, Inc.	25,996	376,942
La-Z-Boy, Inc.	9,029	296,512
LCI Industries	4,061	422,263
Lear Corp.	8,149	1,025,715
*Legacy Housing Corp.	3,240	65,999
Leggett & Platt, Inc.	17,291	312,448
Lennar Corp., Class A	36,283	5,501,228
Lennar Corp., Class B	2,841	398,848
#*Leslie’s, Inc.	20,247	79,571
#Levi Strauss & Co., Class A	11,285	239,468
*LGI Homes, Inc.	3,433	308,730
*Life Time Group Holdings, Inc.	23,110	315,683

5

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Light & Wonder, Inc.	1,078	$96,222
*Lincoln Educational Services Corp.	3,099	33,035
*Lindblad Expeditions Holdings, Inc.	3,084	22,637
Lithia Motors, Inc.	3,910	994,626
LKQ Corp.	39,428	1,700,530
#*Lovesac Co. (The)	2,044	45,336
Lowe’s Cos., Inc.	56,654	12,916,545
*Lululemon Athletica, Inc.	12,895	4,649,937
Macy’s, Inc.	50,610	932,742
*Malibu Boats, Inc., Class A	2,430	82,669
*MarineMax, Inc.	2,708	66,806
Marriott International, Inc., Class A	21,755	5,137,008
Marriott Vacations Worldwide Corp.	4,668	448,641
*MasterCraft Boat Holdings, Inc.	2,052	41,512
*Mattel, Inc.	48,090	881,009
McDonald’s Corp.	72,824	19,883,865
*MGM Resorts International	258	10,176
#*Mister Car Wash, Inc.	35,792	239,448
*Modine Manufacturing Co.	7,419	687,222
*Mohawk Industries, Inc.	8,586	990,138
Monarch Casino & Resort, Inc.	408	27,650
Monro, Inc.	3,764	102,569
Movado Group, Inc.	1,711	43,579
Murphy USA, Inc.	2,974	1,230,701
Nathan’s Famous, Inc.	12	775
*National Vision Holdings, Inc.	11,186	194,860
Newell Brands, Inc.	51,464	408,624
NIKE, Inc., Class B	113,934	10,511,551
#Nordstrom, Inc.	27,654	525,703
#*Norwegian Cruise Line Holdings, Ltd.	56,279	1,064,799
*NVR, Inc.	527	3,920,274
*ODP Corp. (The)	5,531	281,583
*Ollie’s Bargain Outlet Holdings, Inc.	7,724	564,933
*OneSpaWorld Holdings, Ltd.	13,155	167,332
#*OneWater Marine, Inc.	1,674	34,669
*O’Reilly Automotive, Inc.	5,183	5,251,727
#Oxford Industries, Inc.	3,761	405,361
#Papa John’s International, Inc.	3,506	216,285
Patrick Industries, Inc.	3,742	391,002
#*Penn Entertainment, Inc.	19,883	328,865
#Penske Automotive Group, Inc.	7,768	1,187,805
Perdoceo Education Corp.	10,053	183,970
Phinia, Inc.	4,659	181,701
*Planet Fitness, Inc., Class A	10,411	622,994
*Playa Hotels & Resorts NV	21,329	191,961
*PlayAGS, Inc.	16	141
Polaris, Inc.	9,755	830,736
Pool Corp.	5,678	2,058,445
#*Portillo’s, Inc., Class A	7,816	95,824
*Potbelly Corp.	1,305	13,298
PulteGroup, Inc.	34,630	3,858,475
PVH Corp.	8,594	935,027
#*QuantumScape Corp.	34,752	188,356
Ralph Lauren Corp.	5,175	846,837
RCI Hospitality Holdings, Inc.	45	2,284
Red Rock Resorts, Inc., Class A	62	3,293
#*Revolve Group, Inc.	4,634	92,263
*RH	2,513	620,837

6

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Rivian Automotive, Inc., Class A	87,022	$774,496
Ross Stores, Inc.	40,277	5,217,885
*Royal Caribbean Cruises, Ltd.	35,388	4,941,226
#*RumbleON, Inc., Class B	1,057	5,454
*Sabre Corp.	48,543	139,318
*Sally Beauty Holdings, Inc.	18,530	201,050
Service Corp. International	22,188	1,591,101
*Shake Shack, Inc., Class A	4,903	518,983
SharkNinja, Inc.	17,533	1,127,021
Shoe Carnival, Inc.	4,195	140,281
Signet Jewelers, Ltd.	7,352	720,717
*Six Flags Entertainment Corp.	8,657	204,132
*Skechers USA, Inc., Class A	18,996	1,254,686
*Skyline Champion Corp.	7,452	558,825
Smith & Wesson Brands, Inc.	6,448	109,423
#*Soho House & Co., Inc.	784	4,085
#*Solo Brands, Inc., Class A	6,914	12,998
Sonic Automotive, Inc., Class A	3,252	188,096
*Sonos, Inc.	15,604	263,708
*Sportsman’s Warehouse Holdings, Inc.	330	1,056
Standard Motor Products, Inc.	2,948	94,631
Starbucks Corp.	106,215	9,398,965
Steven Madden, Ltd.	9,045	365,508
*Stitch Fix, Inc., Class A	11,009	23,339
*Stoneridge, Inc.	2,635	39,472
Strategic Education, Inc.	3,642	418,247
*Stride, Inc.	7,390	493,283
Superior Group of Cos., Inc.	495	8,054
*Sweetgreen, Inc., Class A	15,846	356,060
Tapestry, Inc.	37,523	1,497,918
*Taylor Morrison Home Corp.	16,665	933,407
Tempur Sealy International, Inc.	21,553	1,078,943
*Tesla, Inc.	207,552	38,040,131
Texas Roadhouse, Inc.	9,826	1,579,824
#Thor Industries, Inc.	7,968	792,179
*ThredUp, Inc., Class A	1,661	2,658
*Tile Shop Holdings, Inc.	7,638	51,327
*Tilly’s, Inc., Class A	1,875	11,381
TJX Cos., Inc. (The)	138,553	13,036,452
Toll Brothers, Inc.	14,841	1,767,712
*TopBuild Corp.	4,806	1,944,844
*Topgolf Callaway Brands Corp.	23,705	379,754
#Tractor Supply Co.	15,764	4,304,833
*Traeger, Inc.	1,683	3,618
Travel + Leisure Co.	8,124	353,719
*Tri Pointe Homes, Inc.	13,750	506,688
*Ulta Beauty, Inc.	7,135	2,888,533
*Under Armour, Inc., Class A	28,940	194,766
*Under Armour, Inc., Class C	32,528	212,083
*United Parks & Resorts, Inc.	6,937	352,538
*Universal Technical Institute, Inc.	6,322	96,221
Upbound Group, Inc.	7,241	224,543
*Urban Outfitters, Inc.	13,514	526,505
Vail Resorts, Inc.	5,274	998,737
*Valvoline, Inc.	17,477	743,122
*Vera Bradley, Inc.	2,086	13,747
#VF Corp.	51,394	640,369
*Victoria’s Secret & Co.	12,016	211,722

7

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Vista Outdoor, Inc.	8,010	$281,071
*Visteon Corp.	3,990	441,414
*Vizio Holding Corp., Class A	12,107	128,334
*VOXX International Corp.	3,040	17,936
*Warby Parker, Inc., Class A	11,607	136,266
Wendy’s Co. (The)	28,451	568,735
Whirlpool Corp.	7,257	688,399
#Williams-Sonoma, Inc.	9,678	2,775,457
Wingstop, Inc.	3,670	1,412,179
Winmark Corp.	392	140,853
#Winnebago Industries, Inc.	4,325	266,334
Wolverine World Wide, Inc.	8,981	96,456
Worthington Enterprises, Inc.	5,813	332,271
Wyndham Hotels & Resorts, Inc.	12,009	882,782
Wynn Resorts, Ltd.	14,126	1,294,648
*XPEL, Inc.	3,175	166,846
#*YETI Holdings, Inc.	10,951	391,170
Yum! Brands, Inc.	36,867	5,207,464
*Zumiez, Inc.	1,502	25,834

TOTAL CONSUMER DISCRETIONARY		559,920,991

CONSUMER STAPLES — (6.0%)
Albertsons Cos., Inc., Class A	98,368	2,006,707
#Alico, Inc.	586	16,355
Altria Group, Inc.	154,281	6,759,051
Andersons, Inc. (The)	4,734	260,086
Archer-Daniels-Midland Co.	42,127	2,471,170
#B&G Foods, Inc.	10,441	115,895
*BellRing Brands, Inc.	15,513	855,852
*BJ’s Wholesale Club Holdings, Inc.	21,339	1,593,597
*Boston Beer Co., Inc. (The), Class A	1,244	346,342
Brown-Forman Corp., Class A	3,692	181,166
#Brown-Forman Corp., Class B	45,564	2,180,237
#Bunge Global SA	21,736	2,211,855
Calavo Growers, Inc.	1,836	49,480
Cal-Maine Foods, Inc.	7,567	418,682
#Campbell Soup Co.	40,906	1,869,813
Casey’s General Stores, Inc.	5,545	1,772,071
#*Celsius Holdings, Inc.	21,305	1,518,407
*Central Garden & Pet Co.	1,415	57,944
*Central Garden & Pet Co., Class A	7,773	275,397
*Chefs’ Warehouse, Inc. (The)	6,334	209,529
Church & Dwight Co., Inc.	28,150	3,037,104
Clorox Co. (The)	14,889	2,201,636
Coca-Cola Co. (The)	397,524	24,555,058
Coca-Cola Consolidated, Inc.	1,321	1,091,146
Colgate-Palmolive Co.	76,988	7,076,737
Conagra Brands, Inc.	64,175	1,975,307
Constellation Brands, Inc., Class A	16,561	4,197,551
Costco Wholesale Corp.	40,476	29,260,100
*Coty, Inc., Class A	119,192	1,363,557
*Darling Ingredients, Inc.	17,990	762,236
Dollar General Corp.	22,576	3,142,353
*Dollar Tree, Inc.	20,314	2,402,131
*Duckhorn Portfolio, Inc. (The)	15,439	130,768
Edgewell Personal Care Co.	6,958	261,760
#*elf Beauty, Inc.	25,664	4,171,170
Energizer Holdings, Inc.	10,074	289,325
Estee Lauder Cos., Inc. (The)	11,961	1,754,798

8

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Flowers Foods, Inc.	28,137	$701,737
Fresh Del Monte Produce, Inc.	8,477	216,757
#*Freshpet, Inc.	6,239	661,771
General Mills, Inc.	80,282	5,656,670
*Grocery Outlet Holding Corp.	15,643	406,249
*Hain Celestial Group, Inc. (The)	15,317	94,046
#*Herbalife, Ltd.	12,711	109,950
Hershey Co. (The)	20,621	3,998,824
*Honest Co., Inc. (The)	6,945	20,904
Hormel Foods Corp.	30,411	1,081,415
Ingles Markets, Inc., Class A	2,174	155,985
Ingredion, Inc.	10,208	1,169,735
Inter Parfums, Inc.	4,088	475,761
J & J Snack Foods Corp.	2,555	350,776
J.M. Smucker Co. (The)	13,042	1,497,874
John B. Sanfilippo & Son, Inc.	1,136	113,259
Kellanova	45,748	2,646,979
Kenvue, Inc.	460,796	8,672,183
Keurig Dr Pepper, Inc.	161,569	5,444,875
Kimberly-Clark Corp.	41,572	5,675,825
Kraft Heinz Co. (The)	143,168	5,527,717
Kroger Co. (The)	116,187	6,434,436
Lamb Weston Holdings, Inc.	21,936	1,828,146
Lancaster Colony Corp.	3,642	694,930
*Lifeway Foods, Inc.	8	164
Limoneira Co.	1,331	26,327
McCormick & Co., Inc.	25,086	1,908,041
#MGP Ingredients, Inc.	2,982	233,908
*Mission Produce, Inc.	8,993	102,071
Molson Coors Beverage Co., Class B	23,427	1,341,430
Mondelez International, Inc., Class A	126,741	9,117,748
*Monster Beverage Corp.	62,866	3,360,188
#*National Beverage Corp.	8,967	399,032
Natural Grocers by Vitamin Cottage, Inc.	1,805	29,530
*Nature’s Sunshine Products, Inc.	2,073	40,320
Nu Skin Enterprises, Inc., Class A	5,054	59,435
Oil-Dri Corp. of America	365	25,276
#*Olaplex Holdings, Inc.	43,805	60,889
PepsiCo, Inc.	163,328	28,731,029
*Performance Food Group Co.	21,224	1,440,685
Philip Morris International, Inc.	151,726	14,404,866
*Pilgrim’s Pride Corp.	16,976	611,476
*Post Holdings, Inc.	8,721	925,734
PriceSmart, Inc.	4,843	390,297
Procter & Gamble Co. (The)	274,200	44,749,440
Reynolds Consumer Products, Inc.	24,813	710,396
Seaboard Corp.	107	354,182
*Seneca Foods Corp., Class A	414	24,049
*Simply Good Foods Co. (The)	12,749	464,701
SpartanNash Co.	4,685	89,437
Spectrum Brands Holdings, Inc.	4,021	329,199
*Sprouts Farmers Market, Inc.	14,224	939,211
Sysco Corp.	74,521	5,538,401
Target Corp.	49,951	8,041,112
Tootsie Roll Industries, Inc.	4,799	142,578
*TreeHouse Foods, Inc.	8,156	306,258
Turning Point Brands, Inc.	2,049	59,093
Tyson Foods, Inc., Class A	33,597	2,037,658

9

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
*United Natural Foods, Inc.	7,294	$65,135
Universal Corp.	4,139	212,869
*US Foods Holding Corp.	35,354	1,776,539
*USANA Health Sciences, Inc.	2,636	109,447
Utz Brands, Inc.	9,261	166,976
Vector Group, Ltd.	16,869	174,594
Village Super Market, Inc., Class A	918	25,676
#*Vita Coco Co., Inc. (The)	6,608	160,178
*Vital Farms, Inc.	4,497	120,340
Walgreens Boots Alliance, Inc.	97,818	1,734,313
Walmart, Inc.	442,476	26,260,951
WD-40 Co.	1,647	372,436
#Weis Markets, Inc.	3,732	235,601
*Whole Earth Brands, Inc.	2,245	10,821
WK Kellogg Co.	9,909	231,276

TOTAL CONSUMER STAPLES		325,130,490

ENERGY — (5.2%)
Adams Resources & Energy, Inc.	52	1,534
*Amplify Energy Corp.	4,686	33,083
Antero Midstream Corp.	61,711	854,080
*Antero Resources Corp.	43,558	1,481,408
APA Corp.	55,235	1,736,588
Archrock, Inc.	23,020	441,754
Ardmore Shipping Corp.	6,131	102,694
Baker Hughes Co.	148,965	4,859,238
*Battalion Oil Corp.	8	41
Berry Corp.	11,259	95,589
*Bristow Group, Inc.	3,480	91,559
#Cactus, Inc., Class A	8,370	415,487
California Resources Corp.	12,471	659,217
*Centrus Energy Corp., Class A	1,451	62,291
ChampionX Corp.	28,412	953,791
Cheniere Energy, Inc.	37,408	5,903,731
#Chesapeake Energy Corp.	24,141	2,169,793
Chevron Corp.	201,510	32,497,518
Chord Energy Corp.	6,679	1,182,049
Civitas Resources, Inc.	12,318	886,403
*Clean Energy Fuels Corp.	35,492	82,341
#*CNX Resources Corp.	28,301	665,640
#Comstock Resources, Inc.	30,775	309,597
ConocoPhillips	152,363	19,139,840
CONSOL Energy, Inc.	6,052	500,864
#Core Laboratories, Inc.	2,738	43,260
Coterra Energy, Inc.	121,000	3,310,560
Crescent Energy Co., Class A	8,593	91,430
#CVR Energy, Inc.	17,589	534,354
Delek US Holdings, Inc.	52,655	1,439,061
Devon Energy Corp.	106,493	5,450,312
DHT Holdings, Inc.	24,942	284,838
Diamondback Energy, Inc.	30,330	6,100,273
*DMC Global, Inc.	1,653	26,200
Dorian LPG, Ltd.	7,186	296,926
*Dril-Quip, Inc.	3,979	72,338
DT Midstream, Inc.	13,690	851,518
EnLink Midstream LLC	65,579	899,744
EOG Resources, Inc.	74,692	9,869,054
Epsilon Energy, Ltd.	401	2,173
#EQT Corp.	43,900	1,759,951

10

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Equitrans Midstream Corp.	59,618	$806,632
#Evolution Petroleum Corp.	2,627	14,186
Excelerate Energy, Inc., Class A	1,890	31,865
*Expro Group Holdings NV	14,541	272,789
Exxon Mobil Corp.	506,738	59,931,903
*Forum Energy Technologies, Inc.	1,564	29,169
FutureFuel Corp.	3,690	20,000
*Geospace Technologies Corp.	440	5,346
Granite Ridge Resources, Inc.	6,753	44,030
*Green Plains, Inc.	7,393	152,813
*Gulf Island Fabrication, Inc.	200	1,380
*Gulfport Energy Corp.	3,218	510,729
*Hallador Energy Co.	4,532	23,159
Halliburton Co.	147,348	5,521,130
*Helix Energy Solutions Group, Inc.	25,402	272,817
Helmerich & Payne, Inc.	15,235	599,193
Hess Corp.	42,983	6,769,393
HF Sinclair Corp.	28,060	1,522,255
#HighPeak Energy, Inc.	1,464	20,803
International Seaways, Inc.	8,765	484,617
Kinder Morgan, Inc.	291,875	5,335,475
Kinetik Holdings, Inc.	5,160	197,834
*Kosmos Energy, Ltd.	74,851	424,405
Liberty Energy, Inc.	29,949	658,878
#Magnolia Oil & Gas Corp., Class A	28,294	709,331
Marathon Oil Corp.	88,317	2,371,311
Marathon Petroleum Corp.	55,461	10,078,373
#Matador Resources Co.	22,202	1,383,185
Murphy Oil Corp.	24,166	1,078,770
#*Nabors Industries, Ltd.	2,131	153,496
NACCO Industries, Inc., Class A	419	11,539
*Natural Gas Services Group, Inc.	705	15,566
#New Fortress Energy, Inc.	23,371	612,320
*Newpark Resources, Inc.	11,311	78,498
Noble Corp. PLC	16,425	728,942
Nordic American Tankers, Ltd.	30,063	117,246
Northern Oil & Gas, Inc.	19,761	806,051
NOV, Inc.	55,197	1,020,593
Occidental Petroleum Corp.	97,162	6,426,295
*Oceaneering International, Inc.	15,621	357,877
*Oil States International, Inc.	7,195	28,708
ONEOK, Inc.	58,771	4,649,962
Overseas Shipholding Group, Inc., Class A	8,558	52,033
Ovintiv, Inc.	44,158	2,266,189
*Par Pacific Holdings, Inc.	10,344	318,595
Patterson-UTI Energy, Inc.	51,221	554,211
PBF Energy, Inc., Class A	20,782	1,107,057
Peabody Energy Corp.	21,434	470,262
Permian Resources Corp.	62,269	1,043,006
Phillips 66	48,930	7,007,265
PHX Minerals, Inc.	1,954	6,546
Pioneer Natural Resources Co.	26,304	7,084,193
#*ProFrac Holding Corp., Class A	7,510	54,598
*ProPetro Holding Corp.	21,193	184,803
Range Resources Corp.	39,917	1,433,419
Ranger Energy Services, Inc.	2,385	23,468
*REX American Resources Corp.	2,312	127,923
Riley Exploration Permian, Inc.	1,574	40,814

11

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
RPC, Inc.	35,775	$239,335
SandRidge Energy, Inc.	4,549	62,321
Schlumberger NV	153,754	7,300,240
Scorpio Tankers, Inc.	9,176	645,623
*SEACOR Marine Holdings, Inc.	2,342	28,619
*Seadrill, Ltd.	9,688	470,352
Select Water Solutions, Inc.	15,577	143,931
SFL Corp., Ltd.	22,511	300,072
*SilverBow Resources, Inc.	3,767	115,722
Sitio Royalties Corp., Class A	5,850	135,954
SM Energy Co.	22,270	1,079,872
Solaris Oilfield Infrastructure, Inc., Class A	2,752	24,245
*Southwestern Energy Co.	191,592	1,435,024
*Talos Energy, Inc.	13,692	180,461
Targa Resources Corp.	34,586	3,944,879
TechnipFMC PLC	59,533	1,525,235
*Teekay Corp.	13,768	100,782
Teekay Tankers, Ltd., Class A	4,923	286,863
*TETRA Technologies, Inc.	23,879	102,441
Texas Pacific Land Corp.	3,062	1,764,631
*Tidewater, Inc.	7,127	654,615
#*Transocean, Ltd.	113,462	592,272
*Uranium Energy Corp.	49,251	332,444
*US Silica Holdings, Inc.	11,545	178,139
VAALCO Energy, Inc.	6,838	43,763
*Valaris, Ltd.	9,576	623,015
Valero Energy Corp.	53,627	8,573,348
*Vital Energy, Inc.	6,439	341,396
#Vitesse Energy, Inc.	4,154	92,177
#W&T Offshore, Inc.	9,334	21,001
*Weatherford International PLC	11,608	1,434,981
Williams Cos., Inc. (The)	158,183	6,067,900
World Kinect Corp.	8,695	204,332

TOTAL ENERGY		281,257,353

FINANCIALS — (13.5%)
1st Source Corp.	3,548	175,981
*Acacia Research Corp.	11,018	53,658
ACNB Corp.	782	25,446
Affiliated Managers Group, Inc.	4,769	744,441
*Affirm Holdings, Inc.	33,100	1,055,228
Aflac, Inc.	59,160	4,948,734
Alerus Financial Corp.	1,634	32,190
Allstate Corp. (The)	32,156	5,468,449
Ally Financial, Inc.	47,543	1,823,274
Amalgamated Financial Corp.	4,197	102,994
#A-Mark Precious Metals, Inc.	3,084	123,576
*Ambac Financial Group, Inc.	5,904	85,313
Amerant Bancorp, Inc.	4,617	100,004
*American Coastal Insurance Corp.	4,494	47,052
American Equity Investment Life Holding Co.	12,045	675,845
American Express Co.	64,458	15,085,106
American Financial Group, Inc.	12,570	1,605,817
American International Group, Inc.	86,424	6,508,591
Ameriprise Financial, Inc.	15,699	6,464,691
Ameris Bancorp	9,696	460,366
AMERISAFE, Inc.	3,237	147,607
Ames National Corp.	47	905
Aon PLC, Class A	18,524	5,223,953

12

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#Apollo Global Management, Inc.	51,158	$5,544,504
*Arch Capital Group, Ltd.	56,737	5,307,179
Ares Management Corp., Class A	15,703	2,089,912
Arrow Financial Corp.	1,724	38,393
Arthur J. Gallagher & Co.	19,096	4,481,640
#Artisan Partners Asset Management, Inc., Class A	7,786	318,681
*AssetMark Financial Holdings, Inc.	10,477	354,227
Associated Banc-Corp.	20,822	438,720
Assurant, Inc.	7,462	1,301,373
Assured Guaranty, Ltd.	7,851	602,172
Atlantic Union Bankshares Corp.	12,303	390,866
*Atlanticus Holdings Corp.	522	13,807
*AvidXchange Holdings, Inc.	24,543	286,171
Axis Capital Holdings, Ltd.	16,404	1,006,057
*Axos Financial, Inc.	9,274	469,357
#*Baldwin Insurance Group, Inc. (The), Class A	7,552	201,185
Banc of California, Inc.	14,897	203,940
BancFirst Corp.	4,948	441,213
*Bancorp, Inc. (The)	6,874	205,808
Bank of America Corp.	681,894	25,236,897
Bank of Hawaii Corp.	5,868	332,657
Bank of Marin Bancorp	582	8,358
Bank of New York Mellon Corp. (The)	111,848	6,318,294
Bank of NT Butterfield & Son, Ltd. (The)	8,635	293,590
Bank OZK	17,840	796,556
Bank7 Corp.	557	15,206
BankFinancial Corp.	91	880
BankUnited, Inc.	11,448	306,005
Bankwell Financial Group, Inc.	469	10,754
Banner Corp.	5,111	222,993
Bar Harbor Bankshares	1,374	34,460
BayCom Corp.	548	10,839
BCB Bancorp, Inc.	1,444	13,602
*Berkshire Hathaway, Inc., Class B	176,418	69,990,313
Berkshire Hills Bancorp, Inc.	5,778	123,187
BGC Group, Inc., Class A	53,288	417,245
BlackRock, Inc.	12,572	9,487,334
Blackstone, Inc.	43,364	5,056,676
*Block, Inc.	75,206	5,490,038
BOK Financial Corp.	9,391	833,263
Bread Financial Holdings, Inc.	7,132	263,242
*Bridgewater Bancshares, Inc.	1,714	18,648
*Brighthouse Financial, Inc.	7,110	343,058
Brightsphere Investment Group, Inc.	4,690	104,306
Brookline Bancorp, Inc.	11,315	93,914
Brown & Brown, Inc.	38,026	3,100,640
Business First Bancshares, Inc.	3,735	75,410
Byline Bancorp, Inc.	5,836	126,466
Cadence Bank	26,499	733,227
*California Bancorp	101	2,192
Cambridge Bancorp	829	50,876
Camden National Corp.	1,508	47,080
*Cantaloupe, Inc.	4,995	28,921
Capital City Bank Group, Inc.	1,836	48,691
#Capital One Financial Corp.	49,122	7,045,568
Capitol Federal Financial, Inc.	20,519	97,876
Carlyle Group, Inc. (The)	43,983	1,970,438
#Cass Information Systems, Inc.	1,253	54,117

13

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Cathay General Bancorp	10,210	$351,632
Cboe Global Markets, Inc.	13,628	2,468,712
Central Pacific Financial Corp.	3,155	62,911
Charles Schwab Corp. (The)	150,143	11,103,075
Chemung Financial Corp.	260	10,963
Chubb, Ltd.	34,232	8,511,444
Cincinnati Financial Corp.	21,524	2,490,112
Citigroup, Inc.	162,362	9,957,661
Citizens & Northern Corp.	795	13,555
Citizens Community Bancorp, Inc.	138	1,518
Citizens Financial Group, Inc.	55,103	1,879,563
#City Holding Co.	2,330	235,377
Civista Bancshares, Inc.	1,360	19,421
CME Group, Inc.	28,444	5,963,000
CNB Financial Corp.	1,994	37,886
CNO Financial Group, Inc.	15,417	405,930
*Coastal Financial Corp.	1,703	65,872
Codorus Valley Bancorp, Inc.	32	710
#Cohen & Steers, Inc.	5,721	393,490
*Coinbase Global, Inc., Class A	17,417	3,551,849
Columbia Banking System, Inc.	20,872	392,602
#*Columbia Financial, Inc.	11,489	190,717
Comerica, Inc.	19,429	974,753
Commerce Bancshares, Inc.	18,644	1,019,454
Community Bank System, Inc.	7,186	310,579
Community Trust Bancorp, Inc.	2,224	93,430
Community West Bancshares	1,077	18,492
ConnectOne Bancorp, Inc.	4,650	83,282
*Consumer Portfolio Services, Inc.	280	2,397
#Corebridge Financial, Inc.	59,939	1,591,980
Crawford & Co., Class A	5,299	49,175
Crawford & Co., Class B	8	74
#*Credit Acceptance Corp.	1,494	767,498
*CrossFirst Bankshares, Inc.	5,696	68,808
Cullen/Frost Bankers, Inc.	8,622	899,619
*Customers Bancorp, Inc.	5,423	247,668
CVB Financial Corp.	21,217	346,686
Diamond Hill Investment Group, Inc.	275	41,036
Dime Community Bancshares, Inc.	5,520	100,464
Discover Financial Services	40,868	5,179,202
Donegal Group, Inc., Class A	2,458	33,036
*Donnelley Financial Solutions, Inc.	3,841	241,138
Eagle Bancorp, Inc.	4,651	85,997
East West Bancorp, Inc.	20,777	1,547,679
Eastern Bankshares, Inc.	23,753	298,338
*eHealth, Inc.	998	4,271
Employers Holdings, Inc.	3,624	154,346
Enact Holdings, Inc.	13,871	412,385
*Encore Capital Group, Inc.	3,785	155,526
*Enova International, Inc.	4,946	299,381
*Enstar Group, Ltd.	2,301	668,141
Enterprise Bancorp, Inc.	875	21,262
Enterprise Financial Services Corp.	5,529	210,157
Equitable Holdings, Inc.	55,719	2,056,588
Equity Bancshares, Inc., Class A	1,575	52,463
#Erie Indemnity Co., Class A	4,652	1,780,134
Esquire Financial Holdings, Inc.	899	42,307
Essent Group, Ltd.	15,413	816,427

14

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Euronet Worldwide, Inc.	7,369	$756,649
Evercore, Inc.	5,015	910,223
Everest Group, Ltd.	5,987	2,193,697
#EVERTEC, Inc.	7,828	293,785
*EZCORP, Inc., Class A	6,487	71,227
#F&G Annuities & Life, Inc.	2,117	80,065
FactSet Research Systems, Inc.	4,813	2,006,492
Farmers & Merchants Bancorp, Inc.	8	164
Farmers National Banc Corp.	4,407	52,135
FB Financial Corp.	6,741	247,058
Federal Agricultural Mortgage Corp., Class C	1,487	276,775
Federated Hermes, Inc.	11,861	389,634
Fidelity National Financial, Inc.	38,469	1,904,216
Fidelity National Information Services, Inc.	78,178	5,309,850
Fifth Third Bancorp	100,315	3,657,485
Financial Institutions, Inc.	1,438	24,762
First American Financial Corp.	14,776	791,550
First Bancorp	26,297	453,623
First Bancorp	5,829	177,260
First Bancorp, Inc. (The)	8	177
First Bancshares, Inc. (The)	4,206	100,692
First Bank	329	3,843
First Busey Corp.	8,362	186,807
First Business Financial Services, Inc.	835	27,613
First Citizens BancShares, Inc., Class A	2,231	3,763,162
First Commonwealth Financial Corp.	18,603	245,374
First Community Bankshares, Inc.	2,311	76,679
#First Community Corp.	84	1,389
First Financial Bancorp	15,227	336,669
#First Financial Bankshares, Inc.	18,124	535,745
First Financial Corp.	1,187	43,219
First Foundation, Inc.	9,359	51,287
First Hawaiian, Inc.	17,856	376,583
First Horizon Corp.	74,167	1,106,572
First Internet Bancorp	857	26,610
First Interstate BancSystem, Inc., Class A	14,614	390,194
First Merchants Corp.	9,207	307,698
First Mid Bancshares, Inc.	2,924	90,527
First Northwest Bancorp	115	1,179
#First of Long Island Corp. (The)	652	6,174
*First Western Financial, Inc.	54	900
FirstCash Holdings, Inc.	6,724	759,678
*Fiserv, Inc.	56,955	8,695,320
Five Star Bancorp	2,025	43,781
Flushing Financial Corp.	2,767	30,492
*Flywire Corp.	16,020	328,410
FNB Corp.	53,302	711,049
Franklin Financial Services Corp.	49	1,483
Franklin Resources, Inc.	56,328	1,286,532
FS Bancorp, Inc.	40	1,247
Fulton Financial Corp.	24,070	398,358
*FVCBankcorp, Inc.	1,068	12,293
*Genworth Financial, Inc.	61,393	364,060
German American Bancorp, Inc.	4,437	140,786
Glacier Bancorp, Inc.	15,159	548,453
Global Payments, Inc.	34,567	4,243,791
Globe Life, Inc.	14,565	1,109,416
*GoHealth, Inc., Class A	203	2,044

15

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Goldman Sachs Group, Inc. (The)	30,032	$12,814,955
*Goosehead Insurance, Inc., Class A	2,413	137,324
Great Southern Bancorp, Inc.	1,598	82,137
Greene County Bancorp, Inc.	90	2,648
*Greenlight Capital Re, Ltd., Class A	4,071	49,341
Guaranty Bancshares, Inc.	1,016	29,190
Hamilton Lane, Inc., Class A	4,432	495,143
Hancock Whitney Corp.	12,542	569,281
Hanmi Financial Corp.	3,423	52,372
Hanover Insurance Group, Inc. (The)	5,357	695,446
HarborOne Bancorp, Inc.	4,780	48,421
Hartford Financial Services Group, Inc. (The)	47,753	4,626,788
Hawthorn Bancshares, Inc.	56	1,021
HBT Financial, Inc.	3,452	63,707
HCI Group, Inc.	1,444	164,876
Heartland Financial USA, Inc.	6,274	264,198
Heritage Commerce Corp.	6,516	51,737
Heritage Financial Corp.	4,090	72,557
*Heritage Insurance Holdings, Inc.	2,686	27,424
#Hingham Institution For Savings (The)	51	8,614
Home Bancorp, Inc.	43	1,505
Home BancShares, Inc.	29,626	701,544
HomeStreet, Inc.	860	10,535
HomeTrust Bancshares, Inc.	1,722	44,255
Hope Bancorp, Inc.	19,314	193,526
Horace Mann Educators Corp.	5,855	215,815
Horizon Bancorp, Inc.	4,654	53,428
Houlihan Lokey, Inc.	6,507	829,577
Huntington Bancshares, Inc.	203,660	2,743,300
*I3 Verticals, Inc., Class A	2,248	51,052
Independent Bank Corp.	3,013	74,753
Independent Bank Corp.	4,026	202,266
Independent Bank Group, Inc.	5,299	197,335
Interactive Brokers Group, Inc.	8,405	967,584
Intercontinental Exchange, Inc.	46,061	5,930,814
International Bancshares Corp.	9,723	541,085
*International Money Express, Inc.	4,700	95,081
Invesco, Ltd.	58,058	822,682
Investors Title Co.	8	1,283
Jack Henry & Associates, Inc.	10,131	1,648,212
Jackson Financial, Inc., Class A	13,358	912,619
Janus Henderson Group PLC	22,971	717,155
Jefferies Financial Group, Inc.	30,207	1,300,713
JPMorgan Chase & Co.	321,284	61,602,994
Kearny Financial Corp.	5,336	28,814
Kemper Corp.	8,562	499,250
KeyCorp	122,508	1,775,141
Kinsale Capital Group, Inc.	2,820	1,024,365
KKR & Co., Inc.	42,527	3,957,988
Lakeland Bancorp, Inc.	7,530	91,791
Lakeland Financial Corp.	3,777	221,974
LCNB Corp.	8	113
#*Lemonade, Inc.	1,794	30,911
*LendingClub Corp.	19,806	148,941
*LendingTree, Inc.	1,781	85,969
Lincoln National Corp.	23,622	644,172
Live Oak Bancshares, Inc.	6,221	201,063
*loanDepot, Inc., Class A	993	2,065

16

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Loews Corp.	26,821	$2,015,598
LPL Financial Holdings, Inc.	11,292	3,039,016
M&T Bank Corp.	24,491	3,536,255
Macatawa Bank Corp.	3,034	42,476
*Maiden Holdings, Ltd.	1,745	3,630
MainStreet Bancshares, Inc.	84	1,283
*Markel Group, Inc.	1,862	2,715,541
MarketAxess Holdings, Inc.	4,414	883,197
*Marqeta, Inc., Class A	59,330	329,282
Marsh & McLennan Cos., Inc.	58,331	11,632,951
Mastercard, Inc., Class A	91,517	41,292,470
Mercantile Bank Corp.	2,127	76,742
Merchants Bancorp	6,504	262,306
Mercury General Corp.	7,668	400,730
Meridian Corp.	42	389
MetLife, Inc.	66,219	4,706,847
Metrocity Bankshares, Inc.	2,639	60,644
*Metropolitan Bank Holding Corp.	506	20,088
MGIC Investment Corp.	41,909	849,915
Mid Penn Bancorp, Inc.	1,463	29,596
Middlefield Banc Corp.	71	1,524
Midland States Bancorp, Inc.	2,791	61,123
MidWestOne Financial Group, Inc.	1,421	28,662
#Moelis & Co., Class A	7,840	384,787
*Moneylion, Inc.	1,017	67,437
Moody’s Corp.	14,401	5,333,122
Morgan Stanley	120,782	10,971,837
Morningstar, Inc.	5,040	1,424,556
*Mr. Cooper Group, Inc.	486	37,519
MSCI, Inc.	9,373	4,365,850
MVB Financial Corp.	974	17,503
Nasdaq, Inc.	64,199	3,842,310
National Bank Holdings Corp., Class A	5,303	173,567
National Western Life Group, Inc., Class A	371	181,352
Navient Corp.	16,299	244,811
NBT Bancorp, Inc.	6,728	235,547
*NCR Atleos Corp.	11,181	222,837
Nelnet, Inc., Class A	3,895	366,831
*NerdWallet, Inc., Class A	3,935	49,463
#New York Community Bancorp, Inc.	57,121	151,371
*NI Holdings, Inc.	16	238
Nicolet Bankshares, Inc.	2,060	157,652
*NMI Holdings, Inc., Class A	12,549	387,262
Northeast Bank	908	46,962
Northeast Community Bancorp, Inc.	792	12,498
Northern Trust Corp.	24,869	2,048,957
Northfield Bancorp, Inc.	4,810	40,115
Northrim Bancorp, Inc.	230	10,994
Northwest Bancshares, Inc.	21,581	228,759
Norwood Financial Corp.	133	3,204
Oak Valley Bancorp	444	10,723
OceanFirst Financial Corp.	7,590	112,028
*Ocwen Financial Corp.	770	17,972
OFG Bancorp	7,322	264,397
Ohio Valley Banc Corp.	59	1,387
Old National Bancorp	44,570	737,188
Old Republic International Corp.	38,835	1,159,613
Old Second Bancorp, Inc.	5,986	82,008

17

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
OneMain Holdings, Inc.	20,480	$1,067,213
*Open Lending Corp.	12,439	63,439
Oppenheimer Holdings, Inc., Class A	1,558	62,398
Origin Bancorp, Inc.	4,077	121,087
Orrstown Financial Services, Inc.	951	24,935
*Oscar Health, Inc., Class A	21,001	364,787
Pacific Premier Bancorp, Inc.	15,025	323,037
*Palomar Holdings, Inc.	3,227	253,868
#Park National Corp.	2,468	325,060
Parke Bancorp, Inc.	522	8,592
Pathward Financial, Inc.	5,785	291,390
*Paymentus Holdings, Inc., Class A	2,418	49,351
*Payoneer Global, Inc.	44,162	218,160
*PayPal Holdings, Inc.	91,634	6,223,781
*Paysafe, Ltd.	8,625	122,648
PCB Bancorp	1,215	17,690
Peapack-Gladstone Financial Corp.	1,907	42,679
Penns Woods Bancorp, Inc.	87	1,521
PennyMac Financial Services, Inc.	7,319	626,799
Peoples Bancorp, Inc.	4,884	141,831
Peoples Financial Services Corp.	36	1,363
Perella Weinberg Partners	2,785	41,552
Pinnacle Financial Partners, Inc.	9,566	733,712
Piper Sandler Cos.	2,380	465,980
#PJT Partners, Inc., Class A	1,798	169,893
Plumas Bancorp	112	3,938
PNC Financial Services Group, Inc. (The)	33,126	5,076,891
*Ponce Financial Group, Inc.	1,190	9,568
Popular, Inc.	10,813	918,997
*PRA Group, Inc.	4,802	114,240
Preferred Bank	2,062	156,073
Premier Financial Corp.	4,624	89,613
Primerica, Inc.	5,526	1,170,738
Primis Financial Corp.	1,664	16,174
Princeton Bancorp, Inc.	84	2,449
Principal Financial Group, Inc.	36,394	2,880,221
*ProAssurance Corp.	5,826	77,835
PROG Holdings, Inc.	7,075	235,173
Progressive Corp. (The)	47,144	9,817,738
Prosperity Bancshares, Inc.	13,755	852,397
Provident Financial Holdings, Inc.	56	725
Provident Financial Services, Inc.	12,151	178,377
Prudential Financial, Inc.	57,900	6,396,792
QCR Holdings, Inc.	2,227	122,396
Radian Group, Inc.	20,697	618,219
Raymond James Financial, Inc.	30,421	3,711,362
RBB Bancorp	782	13,888
Red River Bancshares, Inc.	29	1,311
Regional Management Corp.	863	21,756
Regions Financial Corp.	129,030	2,486,408
Reinsurance Group of America, Inc.	9,516	1,779,397
*Remitly Global, Inc.	18,219	324,845
RenaissanceRe Holdings, Ltd.	7,908	1,733,829
Renasant Corp.	9,073	263,661
*Repay Holdings Corp.	13,519	137,488
Republic Bancorp, Inc., Class A	2,318	117,569
*Rhinebeck Bancorp, Inc.	138	1,072
Richmond Mutual Bancorp, Inc.	8	87

18

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
RLI Corp.	6,063	$857,005
*Robinhood Markets, Inc., Class A	98,091	1,617,521
#*Rocket Cos., Inc., Class A	6,840	83,995
S&P Global, Inc.	27,481	11,427,424
S&T Bancorp, Inc.	5,294	159,614
Safety Insurance Group, Inc.	2,493	198,368
Sandy Spring Bancorp, Inc.	6,667	136,340
SB Financial Group, Inc.	89	1,191
Seacoast Banking Corp. of Florida	11,068	255,339
*Security National Financial Corp., Class A	19	125
SEI Investments Co.	18,342	1,209,655
Selective Insurance Group, Inc.	7,885	801,510
*Selectquote, Inc.	1,893	2,858
#ServisFirst Bancshares, Inc.	7,686	453,167
#*Shift4 Payments, Inc., Class A	6,797	393,274
Shore Bancshares, Inc.	2,830	29,290
Sierra Bancorp	1,134	22,476
Silvercrest Asset Management Group, Inc., Class A	237	3,472
Simmons First National Corp., Class A	17,069	291,709
*SiriusPoint, Ltd.	28,088	330,877
*Skyward Specialty Insurance Group, Inc.	2,550	89,046
SLM Corp.	34,524	731,564
SmartFinancial, Inc.	1,483	30,476
#*SoFi Technologies, Inc.	146,953	996,341
South Plains Financial, Inc.	1,846	47,848
*Southern First Bancshares, Inc.	854	22,050
Southern Missouri Bancorp, Inc.	1,185	47,519
Southside Bancshares, Inc.	4,409	117,544
SouthState Corp.	10,369	784,933
State Street Corp.	38,397	2,783,399
Stellar Bancorp, Inc.	7,325	162,615
StepStone Group, Inc., Class A	8,404	303,132
*Sterling Bancorp, Inc.	16	76
Stewart Information Services Corp.	4,137	256,535
Stifel Financial Corp.	14,503	1,159,080
Stock Yards Bancorp, Inc.	4,560	203,148
*StoneX Group, Inc.	5,270	382,602
Summit Financial Group, Inc.	1,433	37,932
*SWK Holdings Corp.	158	2,740
Synchrony Financial	57,682	2,536,854
Synovus Financial Corp.	23,274	832,976
T. Rowe Price Group, Inc.	29,735	3,258,064
*Texas Capital Bancshares, Inc.	6,877	394,740
#TFS Financial Corp.	21,968	263,836
*Third Coast Bancshares, Inc.	1,440	27,965
Timberland Bancorp, Inc.	504	12,298
Tiptree, Inc.	5,076	80,861
#*Toast, Inc., Class A	37,478	885,605
Tompkins Financial Corp.	1,834	80,659
Towne Bank	9,949	257,381
Tradeweb Markets, Inc., Class A	11,883	1,208,620
Travelers Cos., Inc. (The)	36,271	7,695,255
TriCo Bancshares	4,784	166,340
*Triumph Financial, Inc.	3,339	234,932
Truist Financial Corp.	152,449	5,724,460
#*Trupanion, Inc.	3,388	76,230
TrustCo Bank Corp.	1,975	52,574
Trustmark Corp.	10,633	314,737

19

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
UMB Financial Corp.	6,773	$539,537
United Bankshares, Inc.	18,695	606,840
United Community Banks, Inc.	16,585	418,440
United Fire Group, Inc.	2,651	58,561
Unity Bancorp, Inc.	56	1,508
Universal Insurance Holdings, Inc.	3,757	73,337
Univest Financial Corp.	3,466	72,335
Unum Group	28,565	1,448,245
#*Upstart Holdings, Inc.	4,766	105,472
US Bancorp	123,616	5,022,518
Valley National Bancorp	71,786	503,220
Veritex Holdings, Inc.	7,574	147,542
Victory Capital Holdings, Inc., Class A	9,789	497,869
Virtu Financial, Inc., Class A	13,085	283,945
Virtus Investment Partners, Inc.	1,228	269,325
#Visa, Inc., Class A	154,499	41,499,976
Voya Financial, Inc.	13,077	891,328
W. R. Berkley Corp.	34,070	2,622,368
WaFd, Inc.	8,294	224,684
Walker & Dunlop, Inc.	4,996	457,783
Washington Trust Bancorp, Inc.	1,873	47,687
Waterstone Financial, Inc.	1,922	21,795
Webster Financial Corp.	24,503	1,073,966
Wells Fargo & Co.	327,051	19,400,665
WesBanco, Inc.	8,425	227,475
West Bancorp, Inc.	1,559	25,349
Westamerica Bancorp	4,263	198,443
Western Alliance Bancorp	15,499	880,808
Western New England Bancorp, Inc.	376	2,271
Western Union Co. (The)	53,220	715,277
*WEX, Inc.	6,614	1,397,274
White Mountains Insurance Group, Ltd.	369	656,134
Willis Towers Watson PLC	12,880	3,234,683
Wintrust Financial Corp.	9,238	892,760
WisdomTree, Inc.	27,520	244,928
*World Acceptance Corp.	870	119,686
WSFS Financial Corp.	9,149	390,937
Zions Bancorp NA	22,699	925,665

TOTAL FINANCIALS		730,637,930

HEALTH CARE — (11.3%)
*10X Genomics, Inc., Class A	2,545	74,518
*4D Molecular Therapeutics, Inc.	5,737	137,286
Abbott Laboratories	169,871	18,001,230
AbbVie, Inc.	193,401	31,454,739
*Acadia Healthcare Co., Inc.	12,103	894,896
*ACADIA Pharmaceuticals, Inc.	9,011	150,574
*Accolade, Inc.	11,653	88,912
*Accuray, Inc.	5,655	12,045
*AdaptHealth Corp.	19,127	188,401
*Adaptive Biotechnologies Corp.	16,387	42,934
*Addus HomeCare Corp.	2,407	231,433
*Adicet Bio, Inc.	2,122	3,162
*ADMA Biologics, Inc.	26,444	172,415
*Adverum Biotechnologies, Inc.	65	632
Agilent Technologies, Inc.	37,280	5,108,851
*Agios Pharmaceuticals, Inc.	8,350	271,375
*Alector, Inc.	8,153	41,417
*Align Technology, Inc.	9,152	2,584,342

20

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Alkermes PLC	24,133	$592,224
#*Allogene Therapeutics, Inc.	24,433	67,435
*Alnylam Pharmaceuticals, Inc.	14,950	2,152,053
*Alpine Immune Sciences, Inc.	4,653	300,537
#*Altimmune, Inc.	6,482	42,457
#*ALX Oncology Holdings, Inc.	532	9,055
*Amedisys, Inc.	2,831	260,594
Amgen, Inc.	56,377	15,443,915
*AMN Healthcare Services, Inc.	6,494	389,510
*Amneal Pharmaceuticals, Inc.	53,548	323,965
*Amphastar Pharmaceuticals, Inc.	5,174	213,428
#*AnaptysBio, Inc.	3,146	76,574
#*Anavex Life Sciences Corp.	4,134	15,089
*AngioDynamics, Inc.	899	5,205
*ANI Pharmaceuticals, Inc.	3,196	210,936
*Anika Therapeutics, Inc.	1,221	31,612
*Annexon, Inc.	6,606	30,057
#*Arcturus Therapeutics Holdings, Inc.	3,424	87,552
*Arcus Biosciences, Inc.	12,687	193,223
#*ARS Pharmaceuticals, Inc.	704	6,125
*Artivion, Inc.	4,342	85,190
*Arvinas, Inc.	7,904	251,110
#*Astrana Health, Inc.	6,886	255,815
*Astria Therapeutics, Inc.	447	4,103
*Atea Pharmaceuticals, Inc.	6,618	24,487
*AtriCure, Inc.	5,841	140,885
Atrion Corp.	162	68,573
*Aura Biosciences, Inc.	4,336	32,086
*Avanos Medical, Inc.	7,251	131,098
*Avantor, Inc.	83,595	2,025,507
*Avidity Biosciences, Inc.	8,909	214,974
*Avita Medical, Inc.	1,104	9,274
*Axogen, Inc.	2,739	17,557
*Axonics, Inc.	5,989	398,688
*Azenta, Inc.	7,304	383,168
Baxter International, Inc.	61,347	2,476,578
#*Beam Therapeutics, Inc.	10,675	226,524
Becton Dickinson & Co.	24,276	5,695,150
#*Biogen, Inc.	18,544	3,983,622
*Biohaven, Ltd.	1,140	44,232
*BioLife Solutions, Inc.	5,965	104,626
*BioMarin Pharmaceutical, Inc.	22,459	1,813,789
#*Biomea Fusion, Inc.	1,394	14,972
*Bio-Rad Laboratories, Inc., Class A	3,135	845,666
Bio-Techne Corp.	21,166	1,337,903
*Black Diamond Therapeutics, Inc.	3,155	17,573
*Blueprint Medicines Corp.	4,310	393,675
*Boston Scientific Corp.	133,077	9,564,244
Bristol-Myers Squibb Co.	243,699	10,708,134
#*Brookdale Senior Living, Inc.	27,195	184,654
Bruker Corp.	20,286	1,582,511
#*C4 Therapeutics, Inc.	3,136	19,757
Cardinal Health, Inc.	31,264	3,221,443
*CareDx, Inc.	5,443	42,238
*Caribou Biosciences, Inc.	10,751	39,026
*Castle Biosciences, Inc.	3,389	71,474
*Catalent, Inc.	22,699	1,267,739
*Catalyst Pharmaceuticals, Inc.	17,726	266,776

21

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#Cencora, Inc.	24,135	$5,769,472
*Centene Corp.	75,600	5,523,336
*Certara, Inc.	20,076	343,500
*Charles River Laboratories International, Inc.	7,125	1,631,625
Chemed Corp.	2,167	1,230,856
Cigna Group (The)	30,900	11,032,536
*Collegium Pharmaceutical, Inc.	5,474	202,155
*Community Health Systems, Inc.	8,579	28,311
CONMED Corp.	3,754	255,197
*Cooper Cos., Inc. (The)	23,582	2,100,213
#*Corcept Therapeutics, Inc.	13,225	308,407
*CorVel Corp.	2,130	508,751
*Crinetics Pharmaceuticals, Inc.	4,716	206,655
*Cross Country Healthcare, Inc.	4,937	86,891
#*CryoPort, Inc.	5,534	89,595
*Cullinan Therapeutics, Inc.	5,679	153,390
*CVRx, Inc.	773	11,989
CVS Health Corp.	136,413	9,236,524
*Cytek Biosciences, Inc.	16,725	100,517
Danaher Corp.	59,768	14,739,984
*DaVita, Inc.	12,949	1,800,041
*Day One Biopharmaceuticals, Inc.	12,100	206,910
*Deciphera Pharmaceuticals, Inc.	9,438	238,498
*Definitive Healthcare Corp.	15,209	105,550
*Denali Therapeutics, Inc.	14,792	228,388
DENTSPLY SIRONA, Inc.	26,764	803,188
*Design Therapeutics, Inc.	3,639	12,809
*Dexcom, Inc.	29,693	3,782,591
#*Doximity, Inc., Class A	13,489	327,648
*Dynavax Technologies Corp.	19,083	216,974
*Dyne Therapeutics, Inc.	5,442	137,737
*Edgewise Therapeutics, Inc.	6,791	121,831
#*Editas Medicine, Inc.	12,120	63,145
*Edwards Lifesciences Corp.	44,612	3,777,298
*Elanco Animal Health, Inc.	63,847	840,227
Elevance Health, Inc.	21,519	11,374,513
Eli Lilly & Co.	88,418	69,063,300
Embecta Corp.	5,653	57,265
*Enanta Pharmaceuticals, Inc.	970	13,328
Encompass Health Corp.	14,690	1,224,852
*Enhabit, Inc.	5,129	51,752
*Enovis Corp.	6,807	375,951
Ensign Group, Inc. (The)	6,986	826,863
*Entrada Therapeutics, Inc.	623	7,383
*Envista Holdings Corp.	18,496	364,001
*Erasca, Inc.	9,745	19,587
*Evolent Health, Inc., Class A	13,837	383,838
#*Exact Sciences Corp.	23,498	1,394,606
*Exelixis, Inc.	36,457	855,281
#*Fate Therapeutics, Inc.	15,455	61,047
*Fortrea Holdings, Inc.	10,300	376,877
*Fulcrum Therapeutics, Inc.	7,834	55,856
#*Fulgent Genetics, Inc.	3,271	66,565
GE HealthCare Technologies, Inc.	67,656	5,158,093
#*GeneDx Holdings Corp.	1,336	22,806
Gilead Sciences, Inc.	146,991	9,583,813
*Glaukos Corp.	5,070	486,720
*Globus Medical, Inc.	11,964	595,688

22

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*GoodRx Holdings, Inc., Class A	11,380	$80,798
*Haemonetics Corp.	6,726	618,456
*Halozyme Therapeutics, Inc.	17,421	663,740
#*Harmony Biosciences Holdings, Inc.	7,867	243,169
*Harvard Bioscience, Inc.	8	31
HCA Healthcare, Inc.	18,839	5,836,699
*Health Catalyst, Inc.	6,252	38,887
*HealthEquity, Inc.	10,282	811,353
HealthStream, Inc.	3,759	96,869
*Henry Schein, Inc.	17,786	1,232,214
*HilleVax, Inc.	6,651	87,793
*Hims & Hers Health, Inc.	24,441	306,246
*Hologic, Inc.	28,876	2,187,935
*Humacyte, Inc.	766	3,003
Humana, Inc.	10,101	3,051,411
*ICU Medical, Inc.	2,258	221,103
*Ideaya Biosciences, Inc.	8,941	363,452
*IDEXX Laboratories, Inc.	10,379	5,114,356
*Illumina, Inc.	13,625	1,676,556
*Immunovant, Inc.	2,915	79,988
#*Inari Medical, Inc.	6,817	254,547
*Incyte Corp.	22,564	1,174,456
#*Innoviva, Inc.	17,630	266,389
*Inovio Pharmaceuticals, Inc.	1,812	20,747
*Inozyme Pharma, Inc.	4,862	21,441
*Inspire Medical Systems, Inc.	369	89,173
*Insulet Corp.	2,593	445,840
*Integer Holdings Corp.	4,800	535,824
*Integra LifeSciences Holdings Corp.	11,168	325,771
#*Intellia Therapeutics, Inc.	3,068	65,655
*Intra-Cellular Therapies, Inc.	2,866	205,807
*Intuitive Surgical, Inc.	18,220	6,752,696
*Invivyd, Inc.	5,538	12,294
#*Iovance Biotherapeutics, Inc.	28,160	331,725
*IQVIA Holdings, Inc.	25,941	6,012,346
iRadimed Corp.	851	34,559
*iTeos Therapeutics, Inc.	3,036	32,607
*Jazz Pharmaceuticals PLC	7,962	881,792
Johnson & Johnson	305,547	44,179,100
#*KalVista Pharmaceuticals, Inc.	3,118	35,389
*Keros Therapeutics, Inc.	3,170	178,756
*Kiniksa Pharmaceuticals, Ltd., Class A	3,841	71,904
*Kodiak Sciences, Inc.	1,635	5,248
*Krystal Biotech, Inc.	3,334	510,502
*Kura Oncology, Inc.	10,054	197,259
#*Kymera Therapeutics, Inc.	5,149	173,109
Laboratory Corp. of America Holdings	10,300	2,074,111
*Lantheus Holdings, Inc.	7,875	524,003
#LeMaitre Vascular, Inc.	2,937	190,318
*LENZ Therapeutics, Inc.	2,434	38,628
#*Lexicon Pharmaceuticals, Inc.	7,753	11,940
#*LifeStance Health Group, Inc.	13,019	80,457
*Ligand Pharmaceuticals, Inc.	2,469	172,558
*LivaNova PLC	7,523	419,407
*Lyra Therapeutics, Inc.	1,395	7,198
*MacroGenics, Inc.	4,862	71,860
*Masimo Corp.	6,395	859,552
#*MaxCyte, Inc.	9,057	32,877

23

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
McKesson Corp.	12,357	$6,638,304
*Medpace Holdings, Inc.	4,036	1,567,381
Medtronic PLC	114,932	9,222,144
Merck & Co., Inc.	242,925	31,390,769
*Merit Medical Systems, Inc.	7,567	560,715
Mesa Laboratories, Inc.	514	54,525
*Mettler-Toledo International, Inc.	2,601	3,198,450
*MiMedx Group, Inc.	16,000	98,560
*Mirum Pharmaceuticals, Inc.	516	12,957
*Moderna, Inc.	30,641	3,380,009
*ModivCare, Inc.	1,939	45,508
*Molina Healthcare, Inc.	7,324	2,505,540
*Monte Rosa Therapeutics, Inc.	3,547	18,870
*Morphic Holding, Inc.	912	24,870
*Myriad Genetics, Inc.	11,945	233,764
*Natera, Inc.	9,813	911,431
National HealthCare Corp.	2,483	225,630
National Research Corp.	2,881	98,674
#*Neogen Corp.	24,243	298,916
#*NeoGenomics, Inc.	16,485	229,471
*Neurocrine Biosciences, Inc.	9,047	1,244,324
*Nevro Corp.	3,704	39,188
#*Nkarta, Inc.	1,129	7,542
#*Nurix Therapeutics, Inc.	4,484	53,898
#*Nuvalent, Inc., Class A	4,860	334,757
*Nuvation Bio, Inc.	28,626	85,592
#*Olema Pharmaceuticals, Inc.	7,464	75,909
*OmniAb Operations, Inc. - Earnout Shares	14,361	63,763
*OptimizeRx Corp.	1,125	11,475
*Option Care Health, Inc.	23,543	703,700
*OraSure Technologies, Inc.	8,145	43,087
*Organogenesis Holdings, Inc.	15,320	36,002
Organon & Co.	30,562	568,759
*ORIC Pharmaceuticals, Inc.	7,979	70,455
*Orthofix Medical, Inc.	3,128	40,664
*OrthoPediatrics Corp.	2,474	73,305
*Owens & Minor, Inc.	11,638	287,924
#*Pacific Biosciences of California, Inc.	28,466	46,969
*Pacira BioSciences, Inc.	7,416	194,670
#*Paragon 28, Inc.	9,164	84,492
Patterson Cos., Inc.	14,155	360,528
*PDS Biotechnology Corp.	8	27
*Pediatrix Medical Group, Inc.	6,445	57,167
*Pennant Group, Inc. (The)	2,600	54,366
*Penumbra, Inc.	3,686	724,188
#Perrigo Co. PLC	20,641	674,135
*PetIQ, Inc.	3,626	59,176
Pfizer, Inc.	406,422	10,412,532
Phibro Animal Health Corp., Class A	2,247	37,525
#*Pliant Therapeutics, Inc.	10,095	119,323
#*Poseida Therapeutics, Inc.	5,794	14,021
#Premier, Inc., Class A	22,380	467,294
*Prestige Consumer Healthcare, Inc.	6,911	495,933
#*Privia Health Group, Inc.	13,401	246,578
*Progyny, Inc.	11,141	357,180
*Protagonist Therapeutics, Inc.	5,012	125,851
*Prothena Corp. PLC	3,306	67,244
*Pulmonx Corp.	1,649	12,549

24

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Puma Biotechnology, Inc.	1,307	$6,627
*Quanterix Corp.	5,142	82,889
Quest Diagnostics, Inc.	16,238	2,243,767
*QuidelOrtho Corp.	8,657	351,041
*R1 RCM, Inc.	11,351	139,504
*RadNet, Inc.	9,000	436,500
*RAPT Therapeutics, Inc.	2,660	20,482
#*Recursion Pharmaceuticals, Inc., Class A	17,477	136,670
*Regeneron Pharmaceuticals, Inc.	9,458	8,423,862
*REGENXBIO, Inc.	6,946	106,621
*Relay Therapeutics, Inc.	18,402	119,981
#*Repligen Corp.	7,169	1,177,150
*Replimune Group, Inc.	2,361	14,992
#ResMed, Inc.	12,928	2,766,463
*REVOLUTION Medicines, Inc.	17,263	643,565
Revvity, Inc.	13,124	1,344,816
*Rocket Pharmaceuticals, Inc.	7,562	162,734
*Sage Therapeutics, Inc.	778	10,845
#*Sana Biotechnology, Inc.	16,507	148,563
*Sarepta Therapeutics, Inc.	7,053	893,333
#*Scholar Rock Holding Corp.	5,047	74,040
#*Schrodinger, Inc.	7,380	179,924
*Scilex Holding Co.	2,321	1,980
Select Medical Holdings Corp.	17,633	500,248
*Semler Scientific, Inc.	437	11,157
*Shockwave Medical, Inc.	2,280	752,833
*SI-BONE, Inc.	5,057	72,113
#SIGA Technologies, Inc.	8,750	76,825
#Simulations Plus, Inc.	2,367	107,343
#*Solid Biosciences, Inc.	1,420	12,595
*Solventum Corp.	11,673	758,862
*Sotera Health Co.	39,979	447,765
*SpringWorks Therapeutics, Inc.	8,668	404,709
*STAAR Surgical Co.	1,023	47,017
*Standard BioTools, Inc.	20,450	50,716
#STERIS PLC	12,825	2,623,482
Stryker Corp.	28,900	9,724,850
*Supernus Pharmaceuticals, Inc.	8,509	256,121
*Surgery Partners, Inc.	16,814	419,509
*Surmodics, Inc.	916	23,532
*Sutro Biopharma, Inc.	5,300	17,994
*Syndax Pharmaceuticals, Inc.	2,249	47,521
*Tactile Systems Technology, Inc.	1,909	26,287
*Talkspace, Inc.	15,171	46,423
#*Tango Therapeutics, Inc.	10,539	81,150
*Tarsus Pharmaceuticals, Inc.	3,224	101,330
*Teladoc Health, Inc.	21,841	278,473
Teleflex, Inc.	6,483	1,353,326
*Tenet Healthcare Corp.	13,308	1,494,355
*Terns Pharmaceuticals, Inc.	5,090	25,705
*Theravance Biopharma, Inc.	4,585	38,697
Thermo Fisher Scientific, Inc.	37,689	21,434,488
*TScan Therapeutics, Inc.	864	6,670
*Twist Bioscience Corp.	7,455	232,820
*UFP Technologies, Inc.	971	199,968
*United Therapeutics Corp.	7,168	1,679,677
UnitedHealth Group, Inc.	99,247	48,005,774
Universal Health Services, Inc., Class B	9,183	1,565,059

25

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
US Physical Therapy, Inc.	1,846	$187,387
Utah Medical Products, Inc.	264	17,477
*Vanda Pharmaceuticals, Inc.	824	3,922
*Varex Imaging Corp.	5,083	82,599
*Veeva Systems, Inc., Class A	15,023	2,982,967
*Vera Therapeutics, Inc.	1,151	45,476
*Veracyte, Inc.	10,834	212,021
*Veradigm, Inc.	3,044	24,322
*Vericel Corp.	4,695	215,360
*Vertex Pharmaceuticals, Inc.	21,600	8,484,696
#*Verve Therapeutics, Inc.	12,068	72,529
Viatris, Inc.	152,428	1,763,592
*Vir Biotechnology, Inc.	11,738	99,304
*Voyager Therapeutics, Inc.	6,671	52,167
*Waters Corp.	7,424	2,294,313
*Werewolf Therapeutics, Inc.	2,964	18,495
West Pharmaceutical Services, Inc.	7,292	2,606,744
*Xencor, Inc.	8,400	175,896
*Xenon Pharmaceuticals, Inc.	8,825	358,736
#*Y-mAbs Therapeutics, Inc.	3,174	48,277
#*Zentalis Pharmaceuticals, Inc.	285	3,152
Zimmer Biomet Holdings, Inc.	27,233	3,275,585
*Zimvie, Inc.	3,358	51,042
Zoetis, Inc.	48,774	7,766,772
*Zymeworks, Inc.	7,891	67,705

TOTAL HEALTH CARE		608,921,016

INDUSTRIALS — (11.0%)
*3D Systems Corp.	13,188	44,180
3M Co.	46,694	4,506,438
A. O. Smith Corp.	18,366	1,521,439
AAON, Inc.	12,428	1,169,351
*AAR Corp.	5,920	409,309
ABM Industries, Inc.	9,959	435,208
ACCO Brands Corp.	15,561	75,004
Acuity Brands, Inc.	4,008	995,186
*ACV Auctions, Inc., Class A	15,218	265,554
Advanced Drainage Systems, Inc.	11,518	1,808,326
AECOM	17,780	1,642,161
*AeroVironment, Inc.	3,667	585,950
*AerSale Corp.	5,589	39,850
AGCO Corp.	13,402	1,530,374
Air Lease Corp.	17,165	862,370
*Air Transport Services Group, Inc.	9,666	123,918
Alamo Group, Inc.	1,655	321,699
*Alaska Air Group, Inc.	19,820	852,656
Albany International Corp.	4,141	330,245
*Alight, Inc., Class A	76,373	688,884
Allegiant Travel Co.	2,785	151,950
Allegion PLC	13,264	1,612,372
Allient, Inc.	2,203	64,746
Allison Transmission Holdings, Inc.	16,089	1,183,346
Alta Equipment Group, Inc.	3,515	39,052
#*Ameresco, Inc., Class A	4,733	99,062
#*American Airlines Group, Inc.	80,916	1,093,175
*American Superconductor Corp.	4,854	59,947
*American Woodmark Corp.	2,852	262,612
AMETEK, Inc.	33,205	5,799,585
*API Group Corp.	38,153	1,471,561

26

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Apogee Enterprises, Inc.	3,113	$192,321
Applied Industrial Technologies, Inc.	5,165	946,486
ARC Document Solutions, Inc.	808	2,133
ArcBest Corp.	3,340	370,439
#*Archer Aviation, Inc., Class A	17,326	67,225
Arcosa, Inc.	6,969	529,783
Argan, Inc.	1,592	95,934
Aris Water Solutions, Inc., Class A	3,809	53,440
Armstrong World Industries, Inc.	6,398	735,002
#*Array Technologies, Inc.	10,056	124,091
*ASGN, Inc.	7,375	711,319
Astec Industries, Inc.	3,017	126,111
*Astronics Corp.	3,045	51,065
*Asure Software, Inc.	1,558	11,514
Atkore, Inc.	6,385	1,119,290
Automatic Data Processing, Inc.	45,404	10,982,774
Avis Budget Group, Inc.	4,313	411,676
*Axon Enterprise, Inc.	6,143	1,926,813
*AZEK Co., Inc. (The)	18,086	825,445
AZZ, Inc.	3,836	274,773
Barnes Group, Inc.	7,181	249,324
Barrett Business Services, Inc.	813	98,779
*Beacon Roofing Supply, Inc.	10,761	1,060,281
BGSF, Inc.	114	977
#*Blade Air Mobility, Inc.	5,551	17,708
*Blue Bird Corp.	4,113	135,544
*BlueLinx Holdings, Inc.	1,342	147,177
*Boeing Co. (The)	54,698	9,180,512
Boise Cascade Co.	6,392	845,470
Booz Allen Hamilton Holding Corp.	16,299	2,406,873
*Bowman Consulting Group, Ltd.	1,164	37,818
Brady Corp., Class A	5,714	337,126
*BrightView Holdings, Inc.	12,729	143,201
Brink’s Co. (The)	6,742	589,655
Broadridge Financial Solutions, Inc.	16,320	3,156,451
*Builders FirstSource, Inc.	21,696	3,966,463
BWX Technologies, Inc.	13,088	1,253,438
*CACI International, Inc., Class A	3,434	1,381,258
#*Cadeler A/S, ADR	2,842	52,890
Cadre Holdings, Inc.	5,006	166,950
Carlisle Cos., Inc.	6,558	2,546,143
Carrier Global Corp.	101,108	6,217,131
*Casella Waste Systems, Inc.	7,977	721,121
Caterpillar, Inc.	65,259	21,833,704
*CBIZ, Inc.	7,297	519,400
*CECO Environmental Corp.	5,185	112,100
CH Robinson Worldwide, Inc.	16,695	1,185,345
#*Chart Industries, Inc.	2,113	304,399
*Cimpress PLC	3,037	258,965
Cintas Corp.	8,796	5,790,759
Civeo Corp.	1,598	37,106
#*Clarivate PLC	97,181	656,944
*Clean Harbors, Inc.	8,081	1,530,945
Columbus McKinnon Corp.	3,990	164,667
Comfort Systems USA, Inc.	4,794	1,483,312
*Commercial Vehicle Group, Inc.	3,376	20,290
Concentrix Corp.	309	16,893
*Concrete Pumping Holdings, Inc.	5,429	36,103

27

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Conduent, Inc.	26,523	$83,547
*Construction Partners, Inc., Class A	5,592	288,771
Copa Holdings SA, Class A	5,268	503,094
*Copart, Inc.	93,062	5,054,197
*Core & Main, Inc., Class A	29,301	1,654,627
Costamare, Inc.	18,433	220,827
Covenant Logistics Group, Inc.	1,885	85,183
CRA International, Inc.	1,097	159,164
Crane Co.	7,224	1,011,432
CSG Systems International, Inc.	4,714	222,689
CSW Industrials, Inc.	1,941	461,220
CSX Corp.	234,360	7,785,439
Cummins, Inc.	21,113	5,964,211
Curtiss-Wright Corp.	5,079	1,287,120
*Custom Truck One Source, Inc.	27,897	139,206
#*Dayforce, Inc.	20,234	1,241,761
Deere & Co.	37,131	14,533,445
Delta Air Lines, Inc.	115,634	5,789,794
#Deluxe Corp.	7,047	139,178
*Distribution Solutions Group, Inc.	5,108	168,411
*DNOW, Inc.	15,539	219,255
Donaldson Co., Inc.	17,928	1,294,402
Douglas Dynamics, Inc.	2,731	61,830
Dover Corp.	19,157	3,434,850
*Driven Brands Holdings, Inc.	3,710	53,164
*Ducommun, Inc.	1,884	101,906
Dun & Bradstreet Holdings, Inc.	59,441	540,913
*DXP Enterprises, Inc.	2,372	115,659
*Dycom Industries, Inc.	4,804	672,656
Eaton Corp. PLC	35,315	11,239,352
EMCOR Group, Inc.	6,644	2,373,037
Emerson Electric Co.	45,746	4,930,504
Encore Wire Corp.	2,481	693,092
*Energy Recovery, Inc.	4,925	73,382
Enerpac Tool Group Corp.	7,248	258,246
EnerSys	5,899	533,565
Ennis, Inc.	3,525	70,147
Enpro, Inc.	2,779	417,211
*Enviri Corp.	12,805	99,623
Equifax, Inc.	16,231	3,573,904
Esab Corp.	7,902	836,664
ESCO Technologies, Inc.	3,933	399,003
*ExlService Holdings, Inc.	23,783	689,707
Expeditors International of Washington, Inc.	19,612	2,183,012
Exponent, Inc.	5,555	510,560
Fastenal Co.	75,377	5,121,113
Federal Signal Corp.	8,291	674,058
FedEx Corp.	28,139	7,366,227
Ferguson PLC	30,161	6,330,794
#First Advantage Corp.	20,292	330,760
Flowserve Corp.	16,621	783,846
#*Fluence Energy, Inc.	9,249	165,002
*Fluor Corp.	20,546	828,620
*Forrester Research, Inc.	1,766	32,124
Fortive Corp.	41,432	3,118,587
Fortune Brands Innovations, Inc.	16,607	1,213,972
#Forward Air Corp.	1,158	25,499
*Franklin Covey Co.	1,390	54,127

28

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Franklin Electric Co., Inc.	6,341	$610,448
FTAI Infrastructure, Inc.	11,391	82,471
*FTI Consulting, Inc.	4,502	962,663
*Gates Industrial Corp. PLC	37,516	661,032
GATX Corp.	5,612	686,684
*GE Vernova, Inc.	25,079	3,854,893
#Genco Shipping & Trading, Ltd.	5,518	117,754
*Gencor Industries, Inc.	445	7,552
*Generac Holdings, Inc.	7,889	1,072,588
General Dynamics Corp.	20,998	6,028,316
General Electric Co.	100,319	16,233,621
Genpact, Ltd.	21,346	656,176
*Gibraltar Industries, Inc.	4,158	297,131
Global Industrial Co.	4,866	187,390
*GMS, Inc.	6,514	602,675
Gorman-Rupp Co. (The)	3,500	116,095
Graco, Inc.	20,464	1,641,213
*Graham Corp.	784	21,827
Granite Construction, Inc.	6,562	364,191
*Great Lakes Dredge & Dock Corp.	8,886	58,648
Greenbrier Cos., Inc. (The)	4,890	241,517
Griffon Corp.	13,052	855,167
*GXO Logistics, Inc.	18,128	900,236
H&E Equipment Services, Inc.	6,654	321,322
*Hayward Holdings, Inc.	31,342	425,624
*Healthcare Services Group, Inc.	9,622	102,186
Heartland Express, Inc.	11,021	109,549
HEICO Corp.	6,724	1,394,558
HEICO Corp., Class A	10,542	1,748,391
Heidrick & Struggles International, Inc.	2,801	82,573
Helios Technologies, Inc.	4,315	194,606
Herc Holdings, Inc.	5,099	729,310
#*Hertz Global Holdings, Inc.	10,851	49,372
Hexcel Corp.	10,747	690,065
Hillenbrand, Inc.	10,583	505,021
*Hillman Solutions Corp.	26,338	251,791
*HireRight Holdings Corp.	6,310	90,233
HNI Corp.	6,336	265,795
Honeywell International, Inc.	79,625	15,346,126
Howmet Aerospace, Inc.	52,782	3,523,198
Hub Group, Inc., Class A	16,036	644,968
Hubbell, Inc.	7,121	2,638,473
*Hudson Technologies, Inc.	5,483	54,391
Huntington Ingalls Industries, Inc.	5,382	1,490,437
Hurco Cos., Inc.	252	4,561
*Huron Consulting Group, Inc.	2,891	269,557
Hyster-Yale Materials Handling, Inc.	1,950	114,211
*IBEX Holdings, Ltd.	1,453	19,034
ICF International, Inc.	2,271	327,683
IDEX Corp.	9,877	2,177,483
*IES Holdings, Inc.	2,928	395,631
Illinois Tool Works, Inc.	31,558	7,703,623
Ingersoll Rand, Inc.	49,632	4,631,658
*Innovative Solutions and Support, Inc.	172	1,115
Insperity, Inc.	4,533	466,582
Insteel Industries, Inc.	2,603	83,556
Interface, Inc.	9,226	141,066
ITT, Inc.	11,634	1,504,742

29

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Jacobs Solutions, Inc.	13,791	$1,979,422
*Janus International Group, Inc.	23,012	331,603
JB Hunt Transport Services, Inc.	15,830	2,573,483
*JELD-WEN Holding, Inc.	14,004	287,082
#*JetBlue Airways Corp.	46,761	265,602
John Bean Technologies Corp.	3,953	352,173
Johnson Controls International PLC	100,165	6,517,737
Kadant, Inc.	1,450	396,995
Karat Packaging, Inc.	1,735	47,019
KBR, Inc.	17,412	1,130,735
Kelly Services, Inc., Class A	3,445	79,028
Kennametal, Inc.	13,534	318,455
Kforce, Inc.	4,047	249,943
*Kirby Corp.	8,247	899,995
Knight-Swift Transportation Holdings, Inc.	21,813	1,008,415
Korn Ferry	7,993	485,335
*Kratos Defense & Security Solutions, Inc.	20,559	366,361
*L B Foster Co., Class A	532	12,369
L3Harris Technologies, Inc.	25,974	5,559,735
Landstar System, Inc.	4,858	847,284
*Legalzoom.com, Inc.	14,566	174,064
Leidos Holdings, Inc.	17,778	2,492,831
Lennox International, Inc.	4,367	2,023,755
*Leonardo DRS, Inc.	7,576	163,036
#*Limbach Holdings, Inc.	822	37,261
Lincoln Electric Holdings, Inc.	8,546	1,876,103
Lindsay Corp.	1,677	194,784
*Liquidity Services, Inc.	2,901	50,071
Lockheed Martin Corp.	25,046	11,644,637
LSI Industries, Inc.	3,381	49,363
*Manitex International, Inc.	8	42
*Manitowoc Co., Inc. (The)	3,470	41,987
ManpowerGroup, Inc.	7,137	538,487
Marten Transport, Ltd.	14,653	247,929
Masco Corp.	27,569	1,887,098
*Masonite International Corp.	3,471	460,081
*MasTec, Inc.	10,631	942,863
*Masterbrand, Inc.	21,476	358,005
*Matrix Service Co.	2,196	24,727
Matson, Inc.	5,476	590,203
Matthews International Corp., Class A	4,267	115,124
Maximus, Inc.	8,130	652,676
*Mayville Engineering Co., Inc.	1,788	24,603
McGrath RentCorp	2,994	319,340
MDU Resources Group, Inc.	31,095	768,046
*Mercury Systems, Inc.	7,966	224,641
*Middleby Corp. (The)	7,409	1,029,629
Miller Industries, Inc.	1,558	75,890
MillerKnoll, Inc.	10,561	268,566
*Mistras Group, Inc.	2,208	19,320
*Montrose Environmental Group, Inc.	4,217	183,102
Moog, Inc., Class A	4,011	638,030
*MRC Global, Inc.	13,785	154,806
MSA Safety, Inc.	4,516	814,686
MSC Industrial Direct Co., Inc.	8,250	752,730
Mueller Industries, Inc.	18,079	1,009,170
Mueller Water Products, Inc., Class A	22,808	361,279
*MYR Group, Inc.	2,099	348,959

30

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
National Presto Industries, Inc.	777	$63,706
*NEXTracker, Inc., Class A	15,223	651,392
NL Industries, Inc.	8	66
Nordson Corp.	7,535	1,945,462
Norfolk Southern Corp.	21,831	5,028,116
Northrop Grumman Corp.	12,607	6,114,773
*Northwest Pipe Co.	827	26,175
*NV5 Global, Inc.	2,299	214,359
nVent Electric PLC	23,559	1,697,897
Old Dominion Freight Line, Inc.	27,389	4,976,855
*OPENLANE, Inc.	15,867	272,595
*Orion Group Holdings, Inc.	2,452	17,434
Oshkosh Corp.	9,380	1,053,093
Otis Worldwide Corp.	51,868	4,730,362
Owens Corning	15,649	2,632,318
PACCAR, Inc.	58,881	6,247,863
*PAM Transportation Services, Inc.	226	3,871
Pangaea Logistics Solutions, Ltd.	4,973	35,806
Park Aerospace Corp.	1,560	22,261
Parker-Hannifin Corp.	12,560	6,844,070
Park-Ohio Holdings Corp.	8	204
*Parsons Corp.	12,060	946,831
Paychex, Inc.	47,082	5,593,812
Paycom Software, Inc.	2,135	401,337
#*Paycor HCM, Inc.	20,906	363,137
*Paylocity Holding Corp.	4,928	764,628
Pentair PLC	22,566	1,784,745
*Perma-Fix Environmental Services, Inc.	8	92
#Pitney Bowes, Inc.	15,055	64,134
#*Planet Labs PBC	25,339	42,823
Powell Industries, Inc.	1,581	226,083
Preformed Line Products Co.	729	88,231
Primoris Services Corp.	7,656	356,770
*Proto Labs, Inc.	3,871	117,988
Quad/Graphics, Inc.	1,318	5,918
Quanex Building Products Corp.	5,064	168,226
Quanta Services, Inc.	19,553	5,055,624
*Quest Resource Holding Corp.	8	81
*Radiant Logistics, Inc.	3,873	19,133
*RBC Bearings, Inc.	3,456	845,165
*RCM Technologies, Inc.	232	4,396
Regal Rexnord Corp.	9,416	1,519,460
Republic Services, Inc.	26,312	5,044,010
*Resideo Technologies, Inc.	20,711	404,486
Resources Connection, Inc.	3,513	38,819
REV Group, Inc.	7,911	172,934
Robert Half, Inc.	15,548	1,074,989
#*Rocket Lab USA, Inc.	57,471	216,091
Rockwell Automation, Inc.	16,297	4,415,835
Rollins, Inc.	56,565	2,520,536
RTX Corp.	137,056	13,913,925
#Rush Enterprises, Inc., Class A	10,397	456,636
Rush Enterprises, Inc., Class B	367	15,014
*RXO, Inc.	14,750	278,922
Ryder System, Inc.	8,832	1,076,179
*Saia, Inc.	3,742	1,484,938
Schneider National, Inc., Class B	13,650	282,282
Science Applications International Corp.	7,436	957,013

31

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Sensata Technologies Holding PLC	23,229	$889,903
*Shoals Technologies Group, Inc., Class A	6,160	52,052
Shyft Group, Inc. (The)	3,684	40,082
Simpson Manufacturing Co., Inc.	5,774	1,004,041
*SiteOne Landscape Supply, Inc.	5,679	890,978
*SkyWest, Inc.	5,929	432,995
Snap-on, Inc.	6,488	1,738,524
#Southwest Airlines Co.	73,690	1,911,519
*SP Plus Corp.	2,256	115,191
#Spirit Airlines, Inc.	12,563	44,347
*SPX Technologies, Inc.	6,144	748,401
SS&C Technologies Holdings, Inc.	36,193	2,239,985
Standex International Corp.	1,622	280,411
Stanley Black & Decker, Inc.	18,229	1,666,131
#Star Bulk Carriers Corp.	4,060	98,739
Steelcase, Inc., Class A	14,995	180,390
*Stericycle, Inc.	12,744	570,039
*Sterling Check Corp.	11,134	168,457
*Sterling Infrastructure, Inc.	4,213	428,041
*Sun Country Airlines Holdings, Inc.	7,195	95,765
#*Sunrun, Inc.	28,638	294,685
#*Symbotic, Inc.	1,689	65,145
*TaskUS, Inc., Class A	924	10,589
Tecnoglass, Inc.	7,666	425,846
Tennant Co.	2,366	275,592
Terex Corp.	10,417	583,873
Tetra Tech, Inc.	6,723	1,309,103
Textron, Inc.	26,769	2,264,390
*Thermon Group Holdings, Inc.	4,547	145,186
Timken Co. (The)	10,835	966,699
*Titan International, Inc.	9,528	104,999
*Titan Machinery, Inc.	3,000	66,780
#Toro Co. (The)	13,882	1,215,924
Trane Technologies PLC	22,971	7,289,617
*Transcat, Inc.	1,055	113,275
TransDigm Group, Inc.	4,855	6,059,186
#TransUnion	23,069	1,684,037
#*Trex Co., Inc.	14,145	1,252,540
TriNet Group, Inc.	7,197	722,363
Trinity Industries, Inc.	13,329	346,821
*Triumph Group, Inc.	7,921	105,825
*TrueBlue, Inc.	3,733	38,898
TTEC Holdings, Inc.	5,252	38,235
*Tutor Perini Corp.	6,876	114,348
Twin Disc, Inc.	8	129
*Uber Technologies, Inc.	89,196	5,911,019
UFP Industries, Inc.	8,521	960,317
#*U-Haul Holding Co.	1,937	122,477
U-Haul Holding Co.	27,235	1,670,050
*Ultralife Corp.	8	94
UniFirst Corp.	2,100	336,273
Union Pacific Corp.	74,546	17,679,329
*United Airlines Holdings, Inc.	57,423	2,954,988
United Parcel Service, Inc., Class B	88,183	13,005,229
United Rentals, Inc.	12,090	8,075,999
Universal Logistics Holdings, Inc.	482	21,536
*Upwork, Inc.	21,027	246,016
*V2X, Inc.	4,818	234,058

32

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Valmont Industries, Inc.	2,635	$539,648
Veralto Corp.	17,738	1,661,696
Verisk Analytics, Inc.	19,297	4,205,974
*Verra Mobility Corp.	21,973	518,123
Vertiv Holdings Co., Class A	48,066	4,470,138
Vestis Corp.	20,098	370,205
*Viad Corp.	2,731	94,165
*Vicor Corp.	5,272	170,707
#*Virgin Galactic Holdings, Inc.	1,776	1,545
VSE Corp.	2,526	197,205
Wabash National Corp.	13,274	306,762
Waste Management, Inc.	46,254	9,621,757
#Watsco, Inc.	3,865	1,730,438
Watts Water Technologies, Inc., Class A	3,263	647,575
Werner Enterprises, Inc.	9,211	315,016
WESCO International, Inc.	8,159	1,246,287
Westinghouse Air Brake Technologies Corp.	22,992	3,703,551
*Willdan Group, Inc.	1,117	31,488
*Willis Lease Finance Corp.	477	23,187
#*WillScot Mobile Mini Holdings Corp.	27,358	1,011,152
Woodward, Inc.	8,074	1,310,895
WW Grainger, Inc.	6,917	6,372,978
#*Xometry, Inc., Class A	7,167	128,074
*XPO, Inc.	16,492	1,772,230
Xylem, Inc.	29,437	3,847,416
Zurn Elkay Water Solutions Corp.	23,024	720,191

TOTAL INDUSTRIALS		595,131,294

INFORMATION TECHNOLOGY — (26.8%)
*8x8, Inc.	9,868	21,808
#*908 Devices, Inc.	2,718	15,493
A10 Networks, Inc.	11,643	152,058
Accenture PLC, Class A	79,749	23,997,272
*ACI Worldwide, Inc.	15,001	511,534
Adeia, Inc.	18,249	179,570
*Adobe, Inc.	43,510	20,137,733
ADTRAN Holdings, Inc.	8,779	38,452
Advanced Energy Industries, Inc.	4,703	450,736
*Advanced Micro Devices, Inc.	140,300	22,220,714
#*Aehr Test Systems	2,455	29,411
*Aeva Technologies, Inc.	884	2,758
*Agilysys, Inc.	2,097	174,156
*Akamai Technologies, Inc.	19,973	2,015,875
*Alarm.com Holdings, Inc.	6,570	436,905
*Alkami Technology, Inc.	9,724	234,057
#*Allegro MicroSystems, Inc.	17,996	534,301
*Alpha & Omega Semiconductor, Ltd.	3,552	77,682
#*Altair Engineering, Inc., Class A	4,763	383,183
*Ambarella, Inc.	4,622	212,473
Amdocs, Ltd.	16,173	1,358,370
American Software, Inc., Class A	1,533	15,499
Amkor Technology, Inc.	39,094	1,264,691
Amphenol Corp., Class A	56,667	6,843,674
*Amplitude, Inc., Class A	6,472	63,361
*Amtech Systems, Inc.	8	39
Analog Devices, Inc.	47,582	9,545,425
*ANSYS, Inc.	8,419	2,735,165
*Appfolio, Inc., Class A	682	154,664
Apple, Inc.	1,716,581	292,385,242

33

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Applied Materials, Inc.	91,759	$18,227,925
#*Applied Optoelectronics, Inc.	6,386	62,902
*AppLovin Corp., Class A	36,482	2,574,535
*Arista Networks, Inc.	24,663	6,327,539
*Arrow Electronics, Inc.	8,359	1,067,194
*Aspen Technology, Inc.	8,523	1,677,923
*Atlassian Corp., Class A	6,066	1,045,172
#*Aurora Innovation, Inc.	156,786	435,081
*Autodesk, Inc.	20,187	4,296,803
*AvePoint, Inc.	20,338	158,026
*Aviat Networks, Inc.	1,475	49,339
Avnet, Inc.	13,346	652,219
*Axcelis Technologies, Inc.	4,778	494,619
Badger Meter, Inc.	3,571	653,207
#Bel Fuse, Inc., Class B	1,499	88,021
Belden, Inc.	5,961	484,450
Benchmark Electronics, Inc.	5,103	154,162
Bentley Systems, Inc., Class B	26,646	1,399,714
*BILL Holdings, Inc.	13,276	827,891
*BK Technologies Corp.	2	28
*Blackbaud, Inc.	6,823	531,648
*BlackLine, Inc.	5,220	303,021
#*Box, Inc., Class A	17,517	455,792
*Braze, Inc., Class A	3,165	132,614
Broadcom, Inc.	46,072	59,906,039
#*C3.ai, Inc., Class A	1,950	43,933
*Cadence Design Systems, Inc.	20,006	5,514,254
*Calix, Inc.	8,372	232,156
*CCC Intelligent Solutions Holdings, Inc.	66,419	745,221
CDW Corp.	20,352	4,922,335
*Cerence, Inc.	5,173	47,126
*CEVA, Inc.	2,699	54,709
*Ciena Corp.	19,333	893,765
*Cipher Mining, Inc.	14,686	54,632
*Cirrus Logic, Inc.	7,087	627,696
Cisco Systems, Inc.	453,157	21,289,316
#*Cleanspark, Inc.	34,681	568,075
#Clear Secure, Inc., Class A	3,302	57,686
#*Clearfield, Inc.	1,066	32,108
Climb Global Solutions, Inc.	149	9,605
*Cloudflare, Inc., Class A	18,419	1,609,821
Cognex Corp.	19,748	820,332
Cognizant Technology Solutions Corp., Class A	70,122	4,605,613
*Cognyte Software, Ltd.	3,180	21,688
*Coherent Corp.	20,687	1,130,131
*Cohu, Inc.	8,335	252,717
*CommVault Systems, Inc.	2,533	259,557
#*Confluent, Inc., Class A	15,560	437,547
*Consensus Cloud Solutions, Inc.	1,014	11,803
Corning, Inc.	132,022	4,406,894
*Corpay, Inc.	10,957	3,310,548
*Corsair Gaming, Inc.	14,796	164,236
*Couchbase, Inc.	2,042	49,294
Crane NXT Co.	8,523	518,284
*Credo Technology Group Holding, Ltd.	19,501	348,483
*Crowdstrike Holdings, Inc., Class A	11,883	3,476,253
*CS Disco, Inc.	6,495	49,037
CTS Corp.	4,674	213,835

34

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Daktronics, Inc.	6,040	$57,078
*Datadog, Inc., Class A	19,733	2,476,492
Dell Technologies, Inc., Class C	25,802	3,215,961
*Diebold Nixdorf, Inc.	5,274	166,975
*Digi International, Inc.	5,407	165,779
#*Digimarc Corp.	566	11,965
*DigitalOcean Holdings, Inc.	10,567	347,232
*Diodes, Inc.	6,343	463,102
*DocuSign, Inc.	17,495	990,217
Dolby Laboratories, Inc., Class A	7,027	545,717
*DoubleVerify Holdings, Inc.	23,020	674,486
*Dropbox, Inc., Class A	31,217	722,986
*DXC Technology Co.	35,048	683,086
*Dynatrace, Inc.	27,326	1,238,141
*E2open Parent Holdings, Inc.	41,591	201,716
#*Eastman Kodak Co.	7,374	33,183
*Elastic NV	6,873	702,558
*Enfusion, Inc., Class A	5,383	50,116
*Enphase Energy, Inc.	5,517	600,029
Entegris, Inc.	17,725	2,356,007
*Envestnet, Inc.	7,112	441,442
*EPAM Systems, Inc.	7,640	1,797,386
*ePlus, Inc.	4,051	311,441
*Everbridge, Inc.	4,121	143,205
*EverCommerce, Inc.	4,758	42,822
*Extreme Networks, Inc.	18,283	204,770
*F5, Inc.	8,280	1,368,767
*Fabrinet	4,759	823,640
*Fair Isaac Corp.	3,242	3,674,256
*FARO Technologies, Inc.	1,890	35,437
#*Fastly, Inc., Class A	18,090	228,839
*First Solar, Inc.	13,062	2,302,831
*Five9, Inc.	7,562	435,344
*Flex, Ltd.	62,549	1,792,029
*FormFactor, Inc.	10,570	471,316
*Fortinet, Inc.	79,339	5,012,638
*Freshworks, Inc., Class A	29,052	518,578
*Gartner, Inc.	10,923	4,506,721
Gen Digital, Inc.	104,499	2,104,610
*Gitlab, Inc., Class A	8,830	463,310
#*GLOBALFOUNDRIES, Inc.	19,240	940,451
*Globant SA	5,739	1,024,928
*GoDaddy, Inc., Class A	18,294	2,238,820
*Grid Dynamics Holdings, Inc.	12,192	119,116
*Guidewire Software, Inc.	8,575	946,680
Hackett Group, Inc. (The)	3,177	68,909
*Harmonic, Inc.	15,694	168,554
*HashiCorp, Inc., Class A	15,813	513,290
Hewlett Packard Enterprise Co.	196,413	3,339,021
HP, Inc.	132,500	3,721,925
*HubSpot, Inc.	3,200	1,935,584
*Ichor Holdings, Ltd.	5,157	199,988
*Identiv, Inc.	736	3,709
Immersion Corp.	2,786	20,254
#*indie Semiconductor, Inc., Class A	22,417	125,984
#*Infinera Corp.	28,355	136,671
*Informatica, Inc., Class A	12,655	391,925
Information Services Group, Inc.	8	27

35

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Insight Enterprises, Inc.	4,731	$863,739
*Instructure Holdings, Inc.	6,352	121,514
*Intapp, Inc.	7,584	234,497
Intel Corp.	423,077	12,891,156
#InterDigital, Inc.	4,315	426,020
International Business Machines Corp.	108,163	17,976,691
*inTEST Corp.	330	3,719
Intuit, Inc.	22,167	13,868,119
#*IonQ, Inc.	11,135	95,204
*IPG Photonics Corp.	6,461	542,595
*Iteris, Inc.	16	72
*Itron, Inc.	6,012	553,825
#Jabil, Inc.	21,184	2,486,154
*Jamf Holding Corp.	17,700	344,619
*JFrog, Ltd.	11,874	473,535
Juniper Networks, Inc.	41,034	1,428,804
*Keysight Technologies, Inc.	26,189	3,874,401
*Kimball Electronics, Inc.	3,796	79,450
KLA Corp.	13,777	9,496,348
*Knowles Corp.	13,580	214,971
Kulicke & Soffa Industries, Inc.	8,319	385,003
*Kyndryl Holdings, Inc.	43,571	856,598
Lam Research Corp.	13,628	12,189,019
*Lantronix, Inc.	1,143	4,298
#*Lattice Semiconductor Corp.	16,268	1,115,985
Littelfuse, Inc.	4,153	957,848
*LiveRamp Holdings, Inc.	9,566	307,164
#*Lumentum Holdings, Inc.	10,039	439,307
#*Luna Innovations, Inc.	2,603	5,362
*MACOM Technology Solutions Holdings, Inc.	7,917	807,138
*Magnachip Semiconductor Corp.	2,853	14,322
*Manhattan Associates, Inc.	7,522	1,549,983
#*Marathon Digital Holdings, Inc.	18,204	292,356
Marvell Technology, Inc.	87,255	5,750,977
*Matterport, Inc.	36,019	165,687
*MaxLinear, Inc.	11,426	237,547
*MeridianLink, Inc.	8,694	145,016
Methode Electronics, Inc.	3,933	47,943
Microchip Technology, Inc.	66,816	6,145,736
Micron Technology, Inc.	101,228	11,434,715
Microsoft Corp.	762,494	296,861,789
*Mirion Technologies, Inc.	30,893	335,807
*Mitek Systems, Inc.	5,554	70,147
MKS Instruments, Inc.	8,439	1,004,072
*Model N, Inc.	3,225	95,621
#*MongoDB, Inc.	4,363	1,593,280
Monolithic Power Systems, Inc.	4,880	3,266,330
Motorola Solutions, Inc.	16,231	5,504,744
*N-able, Inc.	22,512	275,997
#Napco Security Technologies, Inc.	4,604	187,383
#*Navitas Semiconductor Corp.	24,855	107,622
*nCino, Inc.	14,898	434,426
*NCR Voyix Corp.	22,362	273,934
NetApp, Inc.	27,579	2,818,850
*NETGEAR, Inc.	3,086	45,611
*NetScout Systems, Inc.	10,951	210,916
*NetSol Technologies, Inc.	16	40
*nLight, Inc.	5,744	65,424

36

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#*Novanta, Inc.	4,433	$693,765
*Nutanix, Inc., Class A	30,234	1,835,204
NVE Corp.	361	29,385
NVIDIA Corp.	262,252	226,590,973
NXP Semiconductors NV	26,183	6,707,823
*Okta, Inc.	19,634	1,825,569
*Olo, Inc., Class A	12,354	59,299
*ON Semiconductor Corp.	66,110	4,638,278
ON24, Inc.	2,669	17,589
*One Stop Systems, Inc.	16	45
*OneSpan, Inc.	3,632	39,298
*Onto Innovation, Inc.	6,324	1,173,039
Oracle Corp.	184,360	20,970,950
*OSI Systems, Inc.	2,249	295,609
*Palantir Technologies, Inc., Class A	168,391	3,699,550
#*Palo Alto Networks, Inc.	22,671	6,594,767
#*PAR Technology Corp.	4,051	171,276
PC Connection, Inc.	3,958	245,277
*PDF Solutions, Inc.	5,028	151,242
Pegasystems, Inc.	4,755	282,542
*Perficient, Inc.	5,191	245,327
*Photronics, Inc.	9,496	260,285
*Plexus Corp.	4,100	414,141
Power Integrations, Inc.	7,296	486,789
#*PowerSchool Holdings, Inc.	25,161	435,789
*Procore Technologies, Inc.	15,041	1,029,105
Progress Software Corp.	6,511	324,378
*PTC, Inc.	12,013	2,131,587
*Pure Storage, Inc., Class A	25,992	1,309,997
*Q2 Holdings, Inc.	7,137	366,770
*Qorvo, Inc.	12,929	1,510,624
QUALCOMM, Inc.	134,288	22,271,665
*Qualys, Inc.	4,651	762,345
*QuickLogic Corp.	16	247
*Rambus, Inc.	12,369	678,069
#*Rekor Systems, Inc.	798	1,412
#ReposiTrak, Inc.	8	127
*Ribbon Communications, Inc.	19,687	62,408
Richardson Electronics, Ltd.	1,256	13,226
#*Riot Platforms, Inc.	34,604	349,846
*Rogers Corp.	2,475	294,748
Roper Technologies, Inc.	6,552	3,351,086
Salesforce, Inc.	84,834	22,815,256
*Samsara, Inc., Class A	9,491	331,521
*Sanmina Corp.	8,887	539,174
Sapiens International Corp. NV	7,602	234,142
*ScanSource, Inc.	3,633	151,205
Seagate Technology Holdings PLC	26,523	2,278,591
*SEMrush Holdings, Inc., Class A	9,113	111,543
*Semtech Corp.	2,730	102,703
*SentinelOne, Inc., Class A	31,879	673,603
*ServiceNow, Inc.	9,840	6,822,367
*Silicon Laboratories, Inc.	4,171	506,735
*SiTime Corp.	2,738	244,011
Skyworks Solutions, Inc.	19,977	2,129,348
#*SMART Global Holdings, Inc.	6,305	115,192
#*SmartRent, Inc.	23,891	55,427
*Smartsheet, Inc., Class A	14,974	566,466

37

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Snowflake, Inc., Class A	13,550	$2,102,960
SolarWinds Corp.	20,286	223,552
*Sprinklr, Inc., Class A	19,360	226,318
*SPS Commerce, Inc.	2,843	494,312
*Squarespace, Inc., Class A	6,036	210,415
*Stratasys, Ltd.	4,228	41,096
*Super Micro Computer, Inc.	6,868	5,898,238
*Synaptics, Inc.	5,012	450,880
*Synopsys, Inc.	11,046	5,860,897
TD SYNNEX Corp.	12,551	1,479,010
TE Connectivity, Ltd.	44,207	6,254,406
*Teledyne Technologies, Inc.	6,153	2,347,246
*Telos Corp.	4,578	15,748
*Teradata Corp.	12,022	446,016
#Teradyne, Inc.	18,790	2,185,653
#*Terawulf, Inc.	16,012	34,746
Texas Instruments, Inc.	104,668	18,465,529
*Thoughtworks Holding, Inc.	39,578	91,821
*Trimble, Inc.	29,645	1,780,775
*TTM Technologies, Inc.	17,030	254,258
*Turtle Beach Corp.	3,341	47,108
*Twilio, Inc., Class A	25,424	1,522,389
*Tyler Technologies, Inc.	4,177	1,927,894
*UiPath, Inc., Class A	60,829	1,153,926
*Ultra Clean Holdings, Inc.	7,276	304,355
*Unisys Corp.	3,690	20,037
#*Unity Software, Inc.	50,271	1,220,077
Universal Display Corp.	6,758	1,067,629
*Varonis Systems, Inc.	9,883	432,381
#*Veeco Instruments, Inc.	7,361	260,138
*Verint Systems, Inc.	8,220	248,902
*VeriSign, Inc.	12,641	2,142,397
*Vertex, Inc., Class A	2,794	81,389
#*Viasat, Inc.	6,931	110,272
*Viavi Solutions, Inc.	29,718	234,772
Vishay Intertechnology, Inc.	19,540	452,156
*Vishay Precision Group, Inc.	1,356	44,748
Vontier Corp.	24,657	1,001,814
*Western Digital Corp.	43,230	3,061,981
#*Wolfspeed, Inc.	9,867	266,705
*Workday, Inc., Class A	10,995	2,690,806
#Xerox Holdings Corp.	19,170	254,769
*Xperi, Inc.	5,916	62,177
*Yext, Inc.	13,956	76,618
*Zebra Technologies Corp.	6,856	2,156,623
*Zoom Video Communications, Inc., Class A	32,775	2,002,553
*Zscaler, Inc.	8,767	1,516,165

TOTAL INFORMATION TECHNOLOGY		1,448,457,721

MATERIALS — (3.0%)
AdvanSix, Inc.	4,555	115,059
Air Products and Chemicals, Inc.	18,174	4,295,243
#Albemarle Corp.	3,595	432,514
Alcoa Corp.	23,597	829,199
Alpha Metallurgical Resources, Inc.	2,262	739,945
Amcor PLC	229,389	2,050,738
American Vanguard Corp.	690	7,859
AptarGroup, Inc.	9,136	1,319,056
*Arcadium Lithium PLC	42,574	187,326

38

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Arch Resources, Inc.	2,976	$472,529
#Ardagh Metal Packaging SA	20,187	79,739
*Arq, Inc.	643	4,990
Ashland, Inc.	7,001	667,405
*Aspen Aerogels, Inc.	11,006	172,354
#*ATI, Inc.	17,761	1,060,332
Avery Dennison Corp.	11,872	2,579,548
Avient Corp.	13,248	561,980
*Axalta Coating Systems, Ltd.	34,223	1,075,971
Balchem Corp.	4,212	595,493
Ball Corp.	44,144	3,071,098
Berry Global Group, Inc.	20,495	1,160,837
Cabot Corp.	8,422	768,339
Caledonia Mining Corp. PLC	1,562	15,323
Carpenter Technology Corp.	6,685	572,904
Celanese Corp.	14,713	2,260,064
*Century Aluminum Co.	9,842	170,759
CF Industries Holdings, Inc.	29,935	2,363,967
Chemours Co. (The)	25,433	680,333
*Clearwater Paper Corp.	2,213	99,673
*Cleveland-Cliffs, Inc.	69,094	1,167,689
*Coeur Mining, Inc.	51,429	232,459
Commercial Metals Co.	17,721	952,327
#Compass Minerals International, Inc.	1,993	24,813
Corteva, Inc.	93,655	5,069,545
Crown Holdings, Inc.	19,984	1,640,087
Dow, Inc.	110,372	6,280,167
DuPont de Nemours, Inc.	56,252	4,078,270
Eagle Materials, Inc.	5,040	1,263,578
Eastman Chemical Co.	17,609	1,662,994
Ecolab, Inc.	24,382	5,513,989
*Ecovyst, Inc.	19,196	181,018
Element Solutions, Inc.	34,308	793,544
Ferroglobe PLC	25,506	133,906
FMC Corp.	2,350	138,673
Fortitude Gold Corp.	4	20
Freeport-McMoRan, Inc.	120,096	5,997,594
*Gatos Silver, Inc.	8,511	81,450
Graphic Packaging Holding Co.	51,906	1,341,770
Greif, Inc., Class A	5,165	316,511
Greif, Inc., Class B	657	41,049
Hawkins, Inc.	3,043	230,568
Haynes International, Inc.	1,387	83,428
HB Fuller Co.	8,483	633,765
Hecla Mining Co.	80,847	382,406
Huntsman Corp.	24,123	575,575
*Ingevity Corp.	5,635	288,174
Innospec, Inc.	3,198	383,760
International Flavors & Fragrances, Inc.	31,801	2,691,955
International Paper Co.	52,549	1,836,062
*Intrepid Potash, Inc.	2,073	41,709
Kaiser Aluminum Corp.	2,524	228,397
*Knife River Corp.	7,594	593,775
Koppers Holdings, Inc.	3,483	178,608
#Kronos Worldwide, Inc.	9,326	106,783
Linde PLC	47,356	20,882,102
Louisiana-Pacific Corp.	9,888	723,703
*LSB Industries, Inc.	9,761	90,777

39

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
LyondellBasell Industries NV, Class A	51,401	$5,138,558
Martin Marietta Materials, Inc.	8,515	4,998,901
Materion Corp.	2,654	305,051
Mativ Holdings, Inc.	7,587	138,539
Mercer International, Inc.	7,610	77,089
*Metallus, Inc.	7,078	145,524
Minerals Technologies, Inc.	4,419	322,101
Mosaic Co. (The)	31,772	997,323
#*MP Materials Corp.	22,915	366,640
Myers Industries, Inc.	4,541	99,448
NewMarket Corp.	1,628	857,826
Newmont Corp.	140,480	5,709,107
Nucor Corp.	39,743	6,697,888
*O-I Glass, Inc.	27,547	412,103
Olin Corp.	19,274	1,007,645
Olympic Steel, Inc.	1,559	99,106
Orion SA	12,954	306,492
Packaging Corp. of America	12,857	2,224,004
Pactiv Evergreen, Inc.	19,612	298,887
*Perimeter Solutions SA	19,191	134,337
PPG Industries, Inc.	33,739	4,352,331
Quaker Chemical Corp.	2,415	450,470
Radius Recycling, Inc.	3,199	55,727
#Ramaco Resources, Inc., Class A	5,868	92,010
Ramaco Resources, Inc., Class B	1,080	11,999
*Ranpak Holdings Corp.	9,143	66,195
*Rayonier Advanced Materials, Inc.	4,158	15,509
Reliance, Inc.	8,055	2,293,420
Royal Gold, Inc.	8,212	986,508
RPM International, Inc.	16,972	1,814,476
Ryerson Holding Corp.	5,412	154,513
Sealed Air Corp.	19,434	611,782
Sensient Technologies Corp.	5,704	417,647
Sherwin-Williams Co. (The)	27,509	8,241,971
Silgan Holdings, Inc.	15,536	724,910
Sonoco Products Co.	15,920	892,316
#Southern Copper Corp.	9,924	1,157,833
Steel Dynamics, Inc.	26,505	3,448,831
Stepan Co.	3,289	272,954
*Summit Materials, Inc., Class A	22,403	871,477
SunCoke Energy, Inc.	12,545	129,339
Sylvamo Corp.	6,975	435,937
TriMas Corp.	5,847	151,964
Tronox Holdings PLC	21,750	369,532
United States Lime & Minerals, Inc.	746	231,260
#United States Steel Corp.	30,840	1,125,660
*Universal Stainless & Alloy Products, Inc.	282	7,374
Vulcan Materials Co.	18,051	4,650,479
Warrior Met Coal, Inc.	7,091	484,670
Westlake Corp.	8,590	1,265,822
Westrock Co.	29,637	1,421,390
Worthington Steel, Inc.	5,813	178,982

TOTAL MATERIALS		162,995,434

REAL ESTATE — (0.2%)
*Anywhere Real Estate, Inc.	13,347	64,866
*CBRE Group, Inc., Class A	40,335	3,504,708
*Compass, Inc., Class A	53,065	167,155
*CoStar Group, Inc.	49,038	4,488,448

40

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
*Cushman & Wakefield PLC	33,556	$323,815
DigitalBridge Group, Inc.	19,997	328,751
#eXp World Holdings, Inc.	2,290	22,808
*Forestar Group, Inc.	7,534	233,479
*FRP Holdings, Inc.	1,488	45,101
*Howard Hughes Holdings, Inc.	6,584	429,014
*Jones Lang LaSalle, Inc.	6,432	1,162,262
Kennedy-Wilson Holdings, Inc.	18,239	156,673
Marcus & Millichap, Inc.	6,333	200,566
*Maui Land & Pineapple Co., Inc.	8	156
Newmark Group, Inc., Class A	23,385	223,795
*Opendoor Technologies, Inc.	140,202	279,002
RMR Group, Inc. (The), Class A	1,356	32,164
St. Joe Co. (The)	7,001	400,457
*Stratus Properties, Inc.	41	930
*Tejon Ranch Co.	2,442	40,977
*Zillow Group, Inc., Class A	6,317	265,314
*Zillow Group, Inc., Class C	23,446	998,096

TOTAL REAL ESTATE		13,368,537

UTILITIES — (2.4%)
AES Corp. (The)	45,176	808,650
ALLETE, Inc.	6,284	372,138
Alliant Energy Corp.	33,082	1,647,484
*Altus Power, Inc.	19,119	70,167
Ameren Corp.	33,753	2,493,334
American Electric Power Co., Inc.	70,227	6,041,629
American States Water Co.	3,965	280,881
American Water Works Co., Inc.	23,998	2,935,435
Artesian Resources Corp., Class A	713	24,941
Atmos Energy Corp.	19,052	2,246,231
Avangrid, Inc.	11,563	422,396
Avista Corp.	10,248	368,723
Black Hills Corp.	9,559	524,789
Brookfield Renewable Corp., Class A	23,108	537,030
California Water Service Group	5,996	294,524
CenterPoint Energy, Inc.	75,771	2,207,967
Chesapeake Utilities Corp.	1,579	167,169
Clearway Energy, Inc., Class A	1,755	38,101
Clearway Energy, Inc., Class C	10,223	239,014
CMS Energy Corp.	33,051	2,003,221
Consolidated Edison, Inc.	41,421	3,910,142
Consolidated Water Co., Ltd.	908	23,109
Constellation Energy Corp.	39,433	7,332,172
Dominion Energy, Inc.	106,342	5,421,315
DTE Energy Co.	24,907	2,747,740
Duke Energy Corp.	70,815	6,958,282
Edison International	49,061	3,486,275
Entergy Corp.	25,546	2,724,992
Essential Utilities, Inc.	32,155	1,176,230
Evergy, Inc.	28,459	1,492,675
Eversource Energy	31,221	1,892,617
Exelon Corp.	131,236	4,931,849
FirstEnergy Corp.	66,957	2,567,131
Genie Energy, Ltd., Class B	2,911	44,509
IDACORP, Inc.	6,008	569,438
#MGE Energy, Inc.	3,949	309,286
Middlesex Water Co.	1,835	93,071
*Montauk Renewables, Inc.	14,747	53,089

41

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
National Fuel Gas Co.	13,759	$730,603
New Jersey Resources Corp.	14,726	643,379
NextEra Energy, Inc.	185,028	12,391,325
NiSource, Inc.	47,375	1,319,867
Northwest Natural Holding Co.	4,708	179,610
Northwestern Energy Group, Inc.	6,482	326,952
NRG Energy, Inc.	30,900	2,245,503
OGE Energy Corp.	22,686	786,070
#ONE Gas, Inc.	6,418	414,089
#Ormat Technologies, Inc.	7,647	488,108
#Otter Tail Corp.	4,699	401,107
PG&E Corp.	262,690	4,494,626
#Pinnacle West Capital Corp.	14,522	1,069,545
PNM Resources, Inc.	9,283	344,028
Portland General Electric Co.	12,133	524,510
PPL Corp.	93,566	2,569,322
Public Service Enterprise Group, Inc.	65,434	4,520,181
*Pure Cycle Corp.	1,668	15,913
Sempra	80,494	5,765,785
SJW Group	3,071	167,216
Southern Co. (The)	100,732	7,403,802
Southwest Gas Holdings, Inc.	8,868	661,730
Spire, Inc.	5,770	356,528
#*Sunnova Energy International, Inc.	10,570	44,500
UGI Corp.	25,347	647,869
Unitil Corp.	1,606	81,810
*Via Renewables, Inc.	17	185
Vistra Corp.	60,552	4,592,264
WEC Energy Group, Inc.	38,424	3,175,359
Xcel Energy, Inc.	69,138	3,714,785
York Water Co. (The)	1,059	37,605

TOTAL UTILITIES		129,571,922

TOTAL COMMON STOCKS		5,290,394,849

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
*»Mirati Therapeutics	6,686	3,510

HEALTH CARE — (0.0%)
*»ABIOMED, Inc. 1/2/2026	1,507	23,524
*»Albireo Pharma, Inc. 3/2/2026	1,266	7,090
*<»Chinook Therapeutics, Inc.	6,043	7,554
*<»OmniAb Operations, Inc.	666	—
*<»OmniAb Operations, Inc.	666	—
*»Xeris Biopharma Holdings, Inc. 10/6/2049	656	177

TOTAL HEALTH CARE		38,345

MATERIALS — (0.0%)
*»Resolute Forest Products, Inc.	9,429	13,389

TOTAL RIGHTS/WARRANTS		55,244

TOTAL INVESTMENTS SECURITIES— (97.8%) (Cost $4,315,011,848)		5,290,450,093

SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term Investment Fund	10,306,883	119,230,022

TOTAL INVESTMENTS — (100.0%) (Cost $4,434,241,870)		$5,409,680,115

*	Non-Income Producing Securities

42

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2024
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$435,002,161	$—	$—		$435,002,161
Consumer Discretionary	559,920,991	—	—		559,920,991
Consumer Staples	325,130,489	—	—		325,130,489
Energy	281,257,353	—	—		281,257,353
Financials	730,637,930	—	—		730,637,930
Health Care	608,921,016	—	—		608,921,016
Industrials	595,131,294	—	—		595,131,294
Information Technology	1,448,457,722	—	—		1,448,457,722
Materials	162,995,434	—	—		162,995,434
Real Estate	13,368,537	—	—		13,368,537
Utilities	129,571,922	—	—		129,571,922
Rights/Warrants
Communication Services	—	3,510	—		3,510
Health Care	—	30,791	7,554		38,345
Materials	—	13,389	—		13,389
Securities Lending Collateral	—	119,230,022	—		119,230,022

Total Investments	$5,290,394,849	$119,277,712	$7,554	***	$5,409,680,115

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/ or end of the reporting period in relation to net assets.

43

DIMENSIONAL US CORE EQUITY 1 ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (7.7%)
#*Advantage Solutions, Inc.	9,594	$40,870
*Alphabet, Inc., Class A	43,512	7,082,883
*Alphabet, Inc., Class C	37,438	6,163,792
*AMC Networks, Inc., Class A	12	127
*Anterix, Inc.	4	126
AT&T, Inc.	71,052	1,200,068
ATN International, Inc.	4	76
*Bandwidth, Inc., Class A	8	146
*Boston Omaha Corp., Class A	8	124
*Bumble, Inc., Class A	2,908	29,371
#Cable One, Inc.	50	19,693
*Cargurus, Inc.	2,118	47,570
*Cars.com, Inc.	1,982	33,119
*Charter Communications, Inc., Class A	2,964	758,606
*Cinemark Holdings, Inc.	2,515	43,107
Comcast Corp., Class A	56,228	2,142,849
*Cumulus Media, Inc., Class A	4	11
*Daily Journal Corp.	58	19,442
*E. W. Scripps Co. (The), Class A	20	75
*EchoStar Corp., Class A	45	720
Electronic Arts, Inc.	3,000	380,460
*Emerald Holding, Inc.	4	23
Endeavor Group Holdings, Inc., Class A	4,489	118,555
Entravision Communications Corp., Class A	24	50
*Eventbrite, Inc., Class A	1,253	6,616
*EverQuote, Inc., Class A	6	121
Fox Corp., Class A	3,890	120,629
Fox Corp., Class B	32	918
*Frontier Communications Parent, Inc.	6,381	147,656
*Gaia, Inc.	4	16
*Gambling.com Group, Ltd.	2,248	19,445
*Gannett Co., Inc.	48	116
#*Getty Images Holdings, Inc.	2,072	7,625
#*Gogo, Inc.	2,149	19,470
Gray Television, Inc.	1,838	10,569
*Harte Hanks, Inc.	424	3,027
IDT Corp., Class B	472	16,775
*IMAX Corp.	216	3,458
#*Integral Ad Science Holding Corp.	4,199	40,268
#Interpublic Group of Cos., Inc. (The)	8,256	251,313
*IZEA Worldwide, Inc.	8	22
John Wiley & Sons, Inc., Class A	1,107	41,590
*Lee Enterprises, Inc.	8	99
*Liberty Broadband Corp., Class C	692	34,413
*Liberty Global, Ltd., Class A	617	9,807
#*Liberty Global, Ltd., Class C	47	769
*Liberty Latin America, Ltd., Class A	16	121
*Liberty Latin America, Ltd., Class C	4,089	30,831
*Liberty Media Corp.-Liberty Formula One	2,372	165,969
*Liberty Media Corp.-Liberty Formula One	344	21,421
*Liberty Media Corp.-Liberty SiriusXM	2,310	55,579
*Lions Gate Entertainment Corp., Class A	12	121
*Lions Gate Entertainment Corp., Class B	779	7,346

1

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Live Nation Entertainment, Inc.	2,000	$177,820
*Madison Square Garden Entertainment Corp.	455	17,813
*Madison Square Garden Sports Corp.	297	55,218
*Magnite, Inc.	5,310	46,887
Marcus Corp. (The)	8	104
*Match Group, Inc.	4,633	142,789
Meta Platforms, Inc., Class A	15,741	6,771,306
*Netflix, Inc.	2,667	1,468,557
New York Times Co. (The), Class A	3,222	138,643
News Corp., Class A	3,248	77,302
#News Corp., Class B	24	589
#Nexstar Media Group, Inc.	1,253	200,555
Omnicom Group, Inc.	5,367	498,272
*Paltalk, Inc.	8	29
Paramount Global, Class B	8,935	101,770
*Pinterest, Inc., Class A	4,049	135,439
*PubMatic, Inc., Class A	370	8,303
*QuinStreet, Inc.	497	8,991
*Reading International, Inc., Class A	12	20
*Reservoir Media, Inc.	20	179
*ROBLOX Corp., Class A	1,090	38,760
#*Roku, Inc.	1,700	98,022
Saga Communications, Inc., Class A	461	10,506
Scholastic Corp.	1,116	39,752
Shenandoah Telecommunications Co.	1,734	22,230
Shutterstock, Inc.	602	25,711
#Sinclair, Inc.	1,048	12,890
#Sirius XM Holdings, Inc.	18,463	54,281
*Snap, Inc., Class A	7,351	110,633
*Sphere Entertainment Co.	703	27,319
*Spotify Technology SA	816	228,839
*Stagwell, Inc.	28	167
*SurgePays, Inc.	4	15
*Take-Two Interactive Software, Inc.	1,700	242,777
*TechTarget, Inc.	271	7,453
TEGNA, Inc.	4,540	61,926
Telephone and Data Systems, Inc.	2,484	38,875
*Thryv Holdings, Inc.	533	12,264
TKO Group Holdings, Inc.	250	23,668
T-Mobile US, Inc.	4,525	742,869
Townsquare Media, Inc., Class A	4	48
*Trade Desk, Inc. (The), Class A	2,180	180,613
*Travelzoo	1,691	15,067
*TripAdvisor, Inc.	1,986	52,291
*TrueCar, Inc.	32	85
*United States Cellular Corp.	859	31,233
Verizon Communications, Inc.	65,464	2,585,173
*Vimeo, Inc.	1,290	4,631
*Vivid Seats, Inc., Class A	674	3,545
Walt Disney Co. (The)	12,934	1,436,967
*Warner Bros Discovery, Inc.	21,996	161,891
Warner Music Group Corp., Class A	1,340	44,220
*Yelp, Inc.	1,094	44,023
*Zedge, Inc., Class B	12	29
*Ziff Davis, Inc.	748	37,482
*ZipRecruiter, Inc.	970	9,972
*ZoomInfo Technologies, Inc.	3,365	53,369

TOTAL COMMUNICATION SERVICES		35,408,155

2

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (10.4%)
*1-800-Flowers.com, Inc., Class A	12	$109
*1stdibs.com, Inc.	8	46
*Abercrombie & Fitch Co.	1,374	166,968
Academy Sports & Outdoors, Inc.	2,505	146,042
*Accel Entertainment, Inc.	2,168	23,284
Acushnet Holdings Corp.	1,575	96,043
*Adient PLC	643	19,206
ADT, Inc.	14,024	91,156
*Adtalem Global Education, Inc.	1,104	54,780
Advance Auto Parts, Inc.	642	46,853
*Airbnb, Inc., Class A	1,877	297,636
*Amazon.com, Inc.	66,257	11,594,975
*American Axle & Manufacturing Holdings, Inc.	3,290	24,149
American Eagle Outfitters, Inc.	4,659	113,027
*American Outdoor Brands, Inc.	4	31
*American Public Education, Inc.	4	55
*America’s Car-Mart, Inc.	200	11,448
*AMMO, Inc.	36	91
*Aptiv PLC	1,345	95,495
Aramark	5,489	172,958
Arhaus, Inc.	28	354
Arko Corp.	2,649	11,391
*Asbury Automotive Group, Inc.	479	100,705
Autoliv, Inc.	2,026	242,695
*AutoNation, Inc.	1,221	196,764
*AutoZone, Inc.	15	44,346
Bassett Furniture Industries, Inc.	4	56
Bath & Body Works, Inc.	3,633	165,011
*Beazer Homes USA, Inc.	472	13,230
Best Buy Co., Inc.	4,100	301,924
*Beyond, Inc.	850	17,111
#Big 5 Sporting Goods Corp.	8	28
*Biglari Holdings, Inc., Class A	22	21,997
*Biglari Holdings, Inc., Class B	60	11,827
*BJ’s Restaurants, Inc.	431	14,046
Bloomin’ Brands, Inc.	2,444	63,031
Booking Holdings, Inc.	199	686,954
#*Boot Barn Holdings, Inc.	495	52,703
BorgWarner, Inc.	3,871	126,853
#Bowlero Corp., Class A	878	10,316
*Bright Horizons Family Solutions, Inc.	1,110	115,118
*Brinker International, Inc.	652	34,947
Brunswick Corp.	1,937	156,200
Buckle, Inc. (The)	1,679	62,778
Build-A-Bear Workshop, Inc.	8	241
*Burlington Stores, Inc.	1,121	201,713
*Caesars Entertainment, Inc.	603	21,599
Caleres, Inc.	1,514	55,761
#Camping World Holdings, Inc., Class A	488	9,892
#*CarMax, Inc.	2,819	191,607
*Carnival Corp.	10,204	151,223
Carriage Services, Inc.	4	102
Carrols Restaurant Group, Inc.	44	419
#Carter’s, Inc.	993	67,931
#*Carvana Co.	267	22,140

3

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Cavco Industries, Inc.	105	$38,242
Century Communities, Inc.	815	64,646
#Cheesecake Factory, Inc. (The)	1,300	44,876
#*Chewy, Inc., Class A	865	12,966
#*Children’s Place, Inc. (The)	4	28
*Chipotle Mexican Grill, Inc.	225	710,910
#Choice Hotels International, Inc.	485	57,356
Churchill Downs, Inc.	557	71,853
*Chuy’s Holdings, Inc.	236	6,953
*Citi Trends, Inc.	4	86
#Clarus Corp.	12	76
#Columbia Sportswear Co.	1,412	112,438
*Conn’s, Inc.	4	14
*ContextLogic, Inc., Class A	4	22
*Cooper-Standard Holdings, Inc.	4	62
*Coursera, Inc.	1,984	20,276
#Cracker Barrel Old Country Store, Inc.	251	14,606
*Crocs, Inc.	1,465	182,202
*Culp, Inc.	4	18
Dana, Inc.	4,268	53,051
Darden Restaurants, Inc.	1,963	301,144
*Dave & Buster’s Entertainment, Inc.	666	35,564
*Deckers Outdoor Corp.	273	223,442
*Denny’s Corp.	8	64
Designer Brands, Inc., Class A	1,299	12,068
Dick’s Sporting Goods, Inc.	1,019	204,758
Dillard’s, Inc., Class A	101	44,237
Dine Brands Global, Inc.	4	176
Domino’s Pizza, Inc.	221	116,969
*DoorDash, Inc., Class A	2,443	315,782
*Dorman Products, Inc.	582	50,896
DR Horton, Inc.	3,587	511,112
*DraftKings, Inc.	1,647	68,449
*Dream Finders Homes, Inc., Class A	729	25,880
*Duolingo, Inc.	289	65,242
#*Dutch Bros, Inc., Class A	21	591
eBay, Inc.	8,176	421,391
*El Pollo Loco Holdings, Inc.	12	102
*Envela Corp.	8	34
Escalade, Inc.	4	50
Ethan Allen Interiors, Inc.	523	14,770
*Etsy, Inc.	1,226	84,189
*European Wax Center, Inc., Class A	306	3,599
*Expedia Group, Inc.	1,233	165,999
#*Figs, Inc., Class A	2,370	12,111
#*First Watch Restaurant Group, Inc.	1,716	43,792
*Five Below, Inc.	917	134,194
Flanigan’s Enterprises, Inc.	502	13,183
Flexsteel Industries, Inc.	300	9,888
#*Floor & Decor Holdings, Inc., Class A	1,811	199,808
Foot Locker, Inc.	539	11,238
Ford Motor Co.	46,247	561,901
*Frontdoor, Inc.	1,264	38,792
*Funko, Inc., Class A	16	97
Gap, Inc. (The)	8,554	175,528
Garmin, Ltd.	2,431	351,207
#*Garrett Motion, Inc.	3,429	32,781
General Motors Co.	13,116	584,055

4

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Genesco, Inc.	4	$101
Gentex Corp.	5,122	175,685
*Gentherm, Inc.	1,468	74,237
Genuine Parts Co.	3,733	586,865
*G-III Apparel Group, Ltd.	3,994	112,431
Golden Entertainment, Inc.	222	7,115
*Good Times Restaurants, Inc.	4	11
*Goodyear Tire & Rubber Co. (The)	4,951	59,214
Graham Holdings Co., Class B	52	36,471
*Grand Canyon Education, Inc.	669	86,983
Group 1 Automotive, Inc.	350	102,907
Guess?, Inc.	1,929	51,659
#H&R Block, Inc.	1,144	54,031
Hamilton Beach Brands Holding Co., Class A	4	81
#*Hanesbrands, Inc.	18,868	86,038
Harley-Davidson, Inc.	3,442	118,370
Hasbro, Inc.	3,794	232,572
Haverty Furniture Cos., Inc.	4	123
*Helen of Troy, Ltd.	624	57,851
Hibbett, Inc.	298	25,700
*Hilton Grand Vacations, Inc.	1,658	69,039
Hilton Worldwide Holdings, Inc.	879	173,409
*Holley, Inc.	40	161
Home Depot, Inc. (The)	8,356	2,792,742
Hooker Furnishings Corp.	4	68
Hyatt Hotels Corp., Class A	17	2,529
#Installed Building Products, Inc.	651	153,460
*J Jill, Inc.	453	11,289
Jack in the Box, Inc.	328	18,719
*JAKKS Pacific, Inc.	4	76
Johnson Outdoors, Inc., Class A	4	164
KB Home	665	43,065
Kohl’s Corp.	3,555	85,107
#Kontoor Brands, Inc.	948	58,833
Krispy Kreme, Inc.	2,576	32,586
*Kura Sushi USA, Inc., Class A	215	23,667
Lakeland Industries, Inc.	4	66
*Lands’ End, Inc.	12	164
*Landsea Homes Corp.	12	139
Las Vegas Sands Corp.	8,931	396,179
*Latham Group, Inc.	32	90
Laureate Education, Inc.	4,856	70,412
La-Z-Boy, Inc.	3,534	116,057
#LCI Industries	440	45,751
Lear Corp.	1,401	176,344
*Legacy Housing Corp.	8	163
Leggett & Platt, Inc.	903	16,317
Lennar Corp., Class A	3,273	496,252
Lennar Corp., Class B	4	562
#*Leslie’s, Inc.	1,901	7,471
Levi Strauss & Co., Class A	26	552
*LGI Homes, Inc.	551	49,551
*Life Time Group Holdings, Inc.	2,709	37,005
Lifetime Brands, Inc.	8	73
*Lincoln Educational Services Corp.	4	43
*Lindblad Expeditions Holdings, Inc.	1,623	11,913
Lithia Motors, Inc.	663	168,654
LKQ Corp.	3,320	143,192

5

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Lovesac Co. (The)	4	$89
Lowe’s Cos., Inc.	4,879	1,112,363
*Lululemon Athletica, Inc.	694	250,256
Macy’s, Inc.	8,376	154,370
*Malibu Boats, Inc., Class A	328	11,159
Marine Products Corp.	16	172
*MarineMax, Inc.	692	17,072
Marriott International, Inc., Class A	926	218,656
Marriott Vacations Worldwide Corp.	87	8,362
*MasterCraft Boat Holdings, Inc.	8	162
*Mattel, Inc.	5,993	109,792
McDonald’s Corp.	6,760	1,845,750
*Mister Car Wash, Inc.	5,384	36,019
*Modine Manufacturing Co.	1,059	98,095
*Mohawk Industries, Inc.	817	94,216
Monro, Inc.	416	11,336
*Motorcar Parts of America, Inc.	8	45
Movado Group, Inc.	4	102
Murphy USA, Inc.	372	153,941
*National Vision Holdings, Inc.	3,035	52,870
*Nephros, Inc.	5,000	11,350
Newell Brands, Inc.	3,381	26,845
NIKE, Inc., Class B	7,956	734,021
#Nordstrom, Inc.	4,324	82,199
#*Norwegian Cruise Line Holdings, Ltd.	5,788	109,509
*NVR, Inc.	42	312,432
*ODP Corp. (The)	896	45,615
*Ollie’s Bargain Outlet Holdings, Inc.	1,472	107,662
*OneSpaWorld Holdings, Ltd.	1,980	25,186
#*OneWater Marine, Inc.	4	83
*O’Reilly Automotive, Inc.	212	214,811
#Oxford Industries, Inc.	427	46,022
Papa John’s International, Inc.	848	52,313
Patrick Industries, Inc.	743	77,636
#Penske Automotive Group, Inc.	1,020	155,968
Perdoceo Education Corp.	1,770	32,391
*Planet Fitness, Inc., Class A	1,332	79,707
*Playa Hotels & Resorts NV	4,324	38,916
Polaris, Inc.	2,096	178,495
Pool Corp.	412	149,362
*Potbelly Corp.	6	61
PulteGroup, Inc.	3,926	437,435
PVH Corp.	1,351	146,989
#*QuantumScape Corp.	2,341	12,688
Ralph Lauren Corp.	651	106,530
*Rave Restaurant Group, Inc.	10	20
*Revolve Group, Inc.	337	6,710
*RH	343	84,738
#*Rivian Automotive, Inc., Class A	6,689	59,532
Rocky Brands, Inc.	4	103
Ross Stores, Inc.	2,980	386,059
*Royal Caribbean Cruises, Ltd.	4,251	593,567
#*RumbleON, Inc., Class B	4	21
*Sally Beauty Holdings, Inc.	3,570	38,735
Service Corp. International	3,754	269,199
*Shake Shack, Inc., Class A	490	51,866
SharkNinja, Inc.	2,166	139,230
Shoe Carnival, Inc.	728	24,344

6

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Signet Jewelers, Ltd.	1,367	$134,007
*Six Flags Entertainment Corp.	1,019	24,028
*Skechers USA, Inc., Class A	3,300	217,965
*Skyline Champion Corp.	1,126	84,439
Smith & Wesson Brands, Inc.	981	16,648
*Soho House & Co., Inc.	8	42
Sonic Automotive, Inc., Class A	427	24,698
*Sonos, Inc.	1,977	33,411
*Sportsman’s Warehouse Holdings, Inc.	8	26
Standard Motor Products, Inc.	289	9,277
Starbucks Corp.	7,142	631,996
Steven Madden, Ltd.	1,011	40,855
*Stoneridge, Inc.	8	120
Strategic Education, Inc.	570	65,459
*Stride, Inc.	1,080	72,090
Superior Group of Cos., Inc.	4	65
*Sweetgreen, Inc., Class A	1,887	42,401
Tapestry, Inc.	6,649	265,428
*Target Hospitality Corp.	2,050	22,806
*Taylor Morrison Home Corp.	4,899	274,393
Tempur Sealy International, Inc.	2,293	114,788
*Tesla, Inc.	10,709	1,962,746
Texas Roadhouse, Inc.	1,558	250,495
#Thor Industries, Inc.	1,547	153,803
*Tile Shop Holdings, Inc.	20	134
*Tilly’s, Inc., Class A	8	49
TJX Cos., Inc. (The)	13,917	1,309,451
Toll Brothers, Inc.	2,147	255,729
*TopBuild Corp.	857	346,802
*Topgolf Callaway Brands Corp.	9,511	152,366
Tractor Supply Co.	1,593	435,016
Travel + Leisure Co.	1,040	45,282
*Tri Pointe Homes, Inc.	1,515	55,828
*Ulta Beauty, Inc.	592	239,665
*Under Armour, Inc., Class A	2,697	18,151
*Under Armour, Inc., Class C	4,587	29,907
*Unifi, Inc.	4	24
*United Parks & Resorts, Inc.	893	45,382
*Universal Electronics, Inc.	4	45
*Universal Technical Institute, Inc.	307	4,673
Upbound Group, Inc.	1,349	41,832
*Urban Outfitters, Inc.	1,507	58,713
Vail Resorts, Inc.	740	140,134
*Valvoline, Inc.	2,158	91,758
*Vera Bradley, Inc.	12	79
#VF Corp.	386	4,810
*Victoria’s Secret & Co.	1,949	34,341
*Vista Outdoor, Inc.	1,281	44,950
*Visteon Corp.	305	33,742
#*Vizio Holding Corp., Class A	556	5,894
*VOXX International Corp.	8	47
*Warby Parker, Inc., Class A	1,597	18,749
Wendy’s Co. (The)	3,469	69,345
Weyco Group, Inc.	4	117
Whirlpool Corp.	1,084	102,828
Williams-Sonoma, Inc.	1,030	295,383
Wingstop, Inc.	520	200,091
Winmark Corp.	36	12,936

7

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Winnebago Industries, Inc.	531	$32,699
Wolverine World Wide, Inc.	596	6,401
Worthington Enterprises, Inc.	327	18,691
Wyndham Hotels & Resorts, Inc.	2,146	157,752
Wynn Resorts, Ltd.	2,706	248,005
*XPEL, Inc.	422	22,176
*YETI Holdings, Inc.	1,236	44,150
Yum! Brands, Inc.	2,931	414,004
*Zumiez, Inc.	8	138

TOTAL CONSUMER DISCRETIONARY		47,916,870

CONSUMER STAPLES — (5.9%)
Albertsons Cos., Inc., Class A	17,128	349,411
#Alico, Inc.	4	112
Altria Group, Inc.	7,157	313,548
Andersons, Inc. (The)	586	32,195
Archer-Daniels-Midland Co.	304	17,833
#B&G Foods, Inc.	1,674	18,581
*BellRing Brands, Inc.	2,193	120,988
*BJ’s Wholesale Club Holdings, Inc.	3,138	234,346
*Boston Beer Co., Inc. (The), Class A	178	49,557
Brown-Forman Corp., Class A	387	18,990
#Brown-Forman Corp., Class B	4,042	193,410
#Bunge Global SA	1,547	157,423
Calavo Growers, Inc.	463	12,478
Cal-Maine Foods, Inc.	1,088	60,199
Campbell Soup Co.	3,951	180,600
Casey’s General Stores, Inc.	735	234,891
*Celsius Holdings, Inc.	1,984	141,400
*Central Garden & Pet Co.	4	164
*Central Garden & Pet Co., Class A	674	23,880
*Chefs’ Warehouse, Inc. (The)	672	22,230
Church & Dwight Co., Inc.	2,005	216,319
Clorox Co. (The)	890	131,604
Coca-Cola Co. (The)	32,594	2,013,331
Coca-Cola Consolidated, Inc.	227	187,502
Colgate-Palmolive Co.	5,646	518,980
Conagra Brands, Inc.	3,687	113,486
Constellation Brands, Inc., Class A	1,437	364,222
Costco Wholesale Corp.	3,101	2,241,713
*Coty, Inc., Class A	17,573	201,035
*Darling Ingredients, Inc.	2,693	114,102
Dollar General Corp.	3,233	450,001
*Dollar Tree, Inc.	2,353	278,242
*Duckhorn Portfolio, Inc. (The)	2,595	21,980
Edgewell Personal Care Co.	1,085	40,818
#*elf Beauty, Inc.	842	136,850
Energizer Holdings, Inc.	1,411	40,524
Estee Lauder Cos., Inc. (The)	868	127,344
*Farmer Bros Co.	8	25
Flowers Foods, Inc.	3,610	90,033
Fresh Del Monte Produce, Inc.	1,374	35,133
*Freshpet, Inc.	1,102	116,889
General Mills, Inc.	7,132	502,521
*Grocery Outlet Holding Corp.	2,466	64,042
*Hain Celestial Group, Inc. (The)	988	6,066
Hershey Co. (The)	1,180	228,826
*HF Foods Group, Inc.	2,800	8,176
*Honest Co., Inc. (The)	4,708	14,171

8

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Hormel Foods Corp.	3,424	$121,757
Ingles Markets, Inc., Class A	400	28,700
Ingredion, Inc.	1,421	162,832
Inter Parfums, Inc.	439	51,091
J & J Snack Foods Corp.	420	57,662
J.M. Smucker Co. (The)	678	77,868
John B. Sanfilippo & Son, Inc.	200	19,940
Kellanova	4,100	237,226
Kenvue, Inc.	16,732	314,896
Keurig Dr Pepper, Inc.	10,633	358,332
Kimberly-Clark Corp.	4,016	548,304
Kraft Heinz Co. (The)	10,325	398,648
Kroger Co. (The)	16,346	905,241
Lamb Weston Holdings, Inc.	2,127	177,264
Lancaster Colony Corp.	460	87,773
Lifevantage Corp.	8	49
*Lifeway Foods, Inc.	8	164
Limoneira Co.	4	79
*Mama’s Creations, Inc.	2,100	12,474
McCormick & Co., Inc.	1,700	129,302
#MGP Ingredients, Inc.	315	24,709
#*Mission Produce, Inc.	1,248	14,165
Molson Coors Beverage Co., Class B	1,485	85,031
Mondelez International, Inc., Class A	9,286	668,035
*Monster Beverage Corp.	3,992	213,372
#*National Beverage Corp.	1,099	48,906
Natural Grocers by Vitamin Cottage, Inc.	6	98
*Nature’s Sunshine Products, Inc.	6	117
Oil-Dri Corp. of America	226	15,651
PepsiCo, Inc.	15,359	2,701,802
*Performance Food Group Co.	3,428	232,693
Philip Morris International, Inc.	12,332	1,170,800
*Pilgrim’s Pride Corp.	671	24,169
*Post Holdings, Inc.	1,277	135,554
PriceSmart, Inc.	798	64,311
Procter & Gamble Co. (The)	19,977	3,260,246
Reynolds Consumer Products, Inc.	4,133	118,328
Seaboard Corp.	9	29,791
*Simply Good Foods Co. (The)	2,097	76,436
SpartanNash Co.	338	6,452
*Sprouts Farmers Market, Inc.	2,208	145,794
Sysco Corp.	6,956	516,970
Target Corp.	4,023	647,623
Tootsie Roll Industries, Inc.	616	18,301
*TreeHouse Foods, Inc.	1,050	39,428
Turning Point Brands, Inc.	4	115
Tyson Foods, Inc., Class A	2,319	140,647
*United Natural Foods, Inc.	833	7,439
Universal Corp.	846	43,510
*US Foods Holding Corp.	6,564	329,841
*USANA Health Sciences, Inc.	608	25,244
#Utz Brands, Inc.	1,315	23,709
Vector Group, Ltd.	2,420	25,047
Village Super Market, Inc., Class A	4	112
*Vita Coco Co., Inc. (The)	771	18,689
*Vital Farms, Inc.	320	8,563
Walgreens Boots Alliance, Inc.	6,868	121,770
Walmart, Inc.	34,107	2,024,250

9

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
WD-40 Co.	215	$48,618
Weis Markets, Inc.	566	35,732
WK Kellogg Co.	111	2,591

TOTAL CONSUMER STAPLES		27,250,432

ENERGY — (6.5%)
*Amplify Energy Corp.	12	85
#Antero Midstream Corp.	8,060	111,550
*Antero Resources Corp.	6,411	218,038
APA Corp.	5,823	183,075
Archrock, Inc.	2,352	45,135
Ardmore Shipping Corp.	528	8,844
Baker Hughes Co.	12,843	418,939
Barnwell Industries, Inc.	8	23
*Battalion Oil Corp.	4	21
Berry Corp.	1,035	8,787
*Bristow Group, Inc.	361	9,498
Cactus, Inc., Class A	805	39,960
California Resources Corp.	2,099	110,953
*Centrus Energy Corp., Class A	260	11,162
ChampionX Corp.	4,537	152,307
Cheniere Energy, Inc.	4,093	645,957
#Chesapeake Energy Corp.	4,667	419,470
#Chevron Corp.	18,159	2,928,502
Chord Energy Corp.	974	172,378
Civitas Resources, Inc.	1,415	101,823
#*CNX Resources Corp.	2,513	59,106
#Comstock Resources, Inc.	7,096	71,386
ConocoPhillips	14,254	1,790,587
CONSOL Energy, Inc.	918	75,974
Core Laboratories, Inc.	687	10,855
Coterra Energy, Inc.	10,653	291,466
Crescent Energy Co., Class A	28	298
CVR Energy, Inc.	2,508	76,193
Delek US Holdings, Inc.	1,633	44,630
Devon Energy Corp.	11,545	590,873
DHT Holdings, Inc.	2,914	33,278
Diamondback Energy, Inc.	4,213	847,361
Dorian LPG, Ltd.	1,580	65,286
*Dril-Quip, Inc.	480	8,726
DT Midstream, Inc.	2,725	169,495
Energy Services of America Corp.	10	69
EnLink Midstream LLC	11,379	156,120
EOG Resources, Inc.	7,006	925,703
Epsilon Energy, Ltd.	8	43
#EQT Corp.	2,956	118,506
Equitrans Midstream Corp.	7,982	107,996
Evolution Petroleum Corp.	3,000	16,200
Excelerate Energy, Inc., Class A	2	34
*Expro Group Holdings NV	2,207	41,403
Exxon Mobil Corp.	54,521	6,448,199
*Forum Energy Technologies, Inc.	4	75
FutureFuel Corp.	16	87
*Geospace Technologies Corp.	4	49
Granite Ridge Resources, Inc.	3,533	23,035
*Green Plains, Inc.	1,336	27,615
*Gulf Island Fabrication, Inc.	6	41
*Gulfport Energy Corp.	435	69,039
*Hallador Energy Co.	2,200	11,242

10

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Halliburton Co.	17,047	$638,751
*Helix Energy Solutions Group, Inc.	4,284	46,010
#Helmerich & Payne, Inc.	2,618	102,966
Hess Corp.	5,326	838,792
HF Sinclair Corp.	4,466	242,280
#HighPeak Energy, Inc.	24	341
International Seaways, Inc.	1,976	109,253
Kinder Morgan, Inc.	24,603	449,743
Kinetik Holdings, Inc.	711	27,260
*Kosmos Energy, Ltd.	11,036	62,574
Liberty Energy, Inc.	4,624	101,728
#Magnolia Oil & Gas Corp., Class A	5,050	126,603
Marathon Oil Corp.	6,656	178,714
Marathon Petroleum Corp.	4,761	865,169
Matador Resources Co.	3,260	203,098
Murphy Oil Corp.	3,800	169,632
#*Nabors Industries, Ltd.	143	10,300
NACCO Industries, Inc., Class A	411	11,319
*Natural Gas Services Group, Inc.	4	88
#New Fortress Energy, Inc.	3,466	90,809
*Newpark Resources, Inc.	841	5,837
Noble Corp. PLC	939	41,673
Nordic American Tankers, Ltd.	4,529	17,663
Northern Oil & Gas, Inc.	2,881	117,516
NOV, Inc.	6,711	124,086
#Occidental Petroleum Corp.	7,760	513,246
*Oceaneering International, Inc.	2,594	59,429
ONEOK, Inc.	5,720	452,566
Overseas Shipholding Group, Inc., Class A	32	195
Ovintiv, Inc.	6,308	323,727
*Par Pacific Holdings, Inc.	534	16,447
Patterson-UTI Energy, Inc.	2,056	22,246
PBF Energy, Inc., Class A	4,405	234,654
Peabody Energy Corp.	4,451	97,655
#Permian Resources Corp.	6,421	107,552
Phillips 66	3,777	540,904
PHX Minerals, Inc.	20	67
Pioneer Natural Resources Co.	3,022	813,885
*PrimeEnergy Resources Corp.	146	14,959
*ProPetro Holding Corp.	2,434	21,224
Range Resources Corp.	5,008	179,837
Ranger Energy Services, Inc.	8	79
*REX American Resources Corp.	386	21,357
#RPC, Inc.	6,708	44,877
SandRidge Energy, Inc.	78	1,069
Schlumberger NV	12,366	587,138
Scorpio Tankers, Inc.	1,233	86,754
*SEACOR Marine Holdings, Inc.	6	73
*Seadrill, Ltd.	1,550	75,252
Select Water Solutions, Inc.	2,897	26,768
SFL Corp., Ltd.	5,876	78,327
*SilverBow Resources, Inc.	530	16,282
SM Energy Co.	4,396	213,162
Solaris Oilfield Infrastructure, Inc., Class A	1,200	10,572
*Southwestern Energy Co.	30,068	225,209
*Stabilis Solutions, Inc.	4	16
*Talos Energy, Inc.	3,713	48,937
Targa Resources Corp.	3,021	344,575

11

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
TechnipFMC PLC	10,300	$263,886
*Teekay Corp.	1,555	11,383
Teekay Tankers, Ltd., Class A	747	43,528
*TETRA Technologies, Inc.	2,291	9,828
Texas Pacific Land Corp.	212	122,176
*Tidewater, Inc.	1,042	95,708
#*Transocean, Ltd.	14,403	75,184
*Uranium Energy Corp.	7,636	51,543
*US Silica Holdings, Inc.	2,367	36,523
VAALCO Energy, Inc.	1,989	12,730
*Valaris, Ltd.	1,507	98,045
Valero Energy Corp.	4,857	776,489
*Vital Energy, Inc.	1,226	65,002
#Vitesse Energy, Inc.	762	16,909
*Weatherford International PLC	1,593	196,927
Williams Cos., Inc. (The)	15,456	592,892
World Kinect Corp.	3,804	89,394

TOTAL ENERGY		29,986,869

FINANCIALS — (14.3%)
1st Source Corp.	679	33,678
*Acacia Research Corp.	2,782	13,548
ACNB Corp.	4	130
Affiliated Managers Group, Inc.	851	132,841
*Affirm Holdings, Inc.	3,211	102,367
Aflac, Inc.	3,734	312,349
Alerus Financial Corp.	8	158
Allstate Corp. (The)	3,148	535,349
Ally Financial, Inc.	8,054	308,871
Amalgamated Financial Corp.	606	14,871
#A-Mark Precious Metals, Inc.	245	9,817
*Ambac Financial Group, Inc.	821	11,863
Amerant Bancorp, Inc.	679	14,707
*American Coastal Insurance Corp.	296	3,099
American Express Co.	5,180	1,212,275
American Financial Group, Inc.	2,110	269,553
American International Group, Inc.	4,327	325,866
Ameriprise Financial, Inc.	1,625	669,159
Ameris Bancorp	2,070	98,284
AMERISAFE, Inc.	143	6,521
Ames National Corp.	4	77
Aon PLC, Class A	1,363	384,380
Apollo Global Management, Inc.	2,449	265,423
*Arch Capital Group, Ltd.	5,917	553,476
Ares Management Corp., Class A	856	113,925
Arrow Financial Corp.	698	15,544
Arthur J. Gallagher & Co.	1,016	238,445
Artisan Partners Asset Management, Inc., Class A	910	37,246
*AssetMark Financial Holdings, Inc.	2,037	68,871
Associated Banc-Corp.	3,180	67,003
Assurant, Inc.	1,150	200,560
Assured Guaranty, Ltd.	1,311	100,554
Atlantic Union Bankshares Corp.	2,229	70,815
#*Atlanticus Holdings Corp.	4	106
*AvidXchange Holdings, Inc.	2,964	34,560
Axis Capital Holdings, Ltd.	4,354	267,031
*Axos Financial, Inc.	685	34,668
#B Riley Financial, Inc.	540	18,576
*Baldwin Insurance Group, Inc. (The), Class A	691	18,408

12

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Banc of California, Inc.	3,051	$41,768
BancFirst Corp.	619	55,196
*Bancorp, Inc. (The)	1,141	34,162
Bank First Corp.	169	13,045
Bank of America Corp.	57,717	2,136,106
Bank of Hawaii Corp.	914	51,815
Bank of Marin Bancorp	4	57
Bank of New York Mellon Corp. (The)	12,787	722,338
Bank of NT Butterfield & Son, Ltd. (The)	2,052	69,768
Bank OZK	3,047	136,049
Bank7 Corp.	4	109
BankFinancial Corp.	4	39
BankUnited, Inc.	1,630	43,570
Bankwell Financial Group, Inc.	4	92
Banner Corp.	1,082	47,208
Bar Harbor Bankshares	4	100
BayCom Corp.	4	79
*Berkshire Hathaway, Inc., Class B	14,008	5,557,394
Berkshire Hills Bancorp, Inc.	1,089	23,217
BGC Group, Inc., Class A	4,498	35,219
BlackRock, Inc.	777	586,355
Blackstone, Inc.	1,959	228,439
*Block, Inc.	7,315	533,995
*Blue Foundry Bancorp	8	68
BOK Financial Corp.	4,543	403,100
Bread Financial Holdings, Inc.	2,869	105,895
*Bridgewater Bancshares, Inc.	4	44
Brightsphere Investment Group, Inc.	8	178
Brookline Bancorp, Inc.	2,056	17,065
Brown & Brown, Inc.	3,172	258,645
Business First Bancshares, Inc.	8	162
Byline Bancorp, Inc.	1,127	24,422
Cadence Bank	4,389	121,444
*California Bancorp	4	87
Cambridge Bancorp	4	245
Camden National Corp.	4	125
*Cantaloupe, Inc.	16	93
Capital Bancorp, Inc.	4	78
Capital City Bank Group, Inc.	4	106
Capital One Financial Corp.	2,545	365,029
Capitol Federal Financial, Inc.	1,926	9,187
Carlyle Group, Inc. (The)	2,729	122,259
*Carter Bankshares, Inc.	4	49
Cass Information Systems, Inc.	4	173
Cathay General Bancorp	1,986	68,398
Cboe Global Markets, Inc.	809	146,550
Central Pacific Financial Corp.	8	160
Charles Schwab Corp. (The)	13,116	969,928
Chemung Financial Corp.	485	20,450
ChoiceOne Financial Services, Inc.	4	99
Chubb, Ltd.	1,718	427,164
Cincinnati Financial Corp.	1,471	170,180
Citigroup, Inc.	8,132	498,736
Citizens & Northern Corp.	4	68
Citizens Community Bancorp, Inc.	4	44
Citizens Financial Group, Inc.	2,960	100,966
#City Holding Co.	1,083	109,405
Civista Bancshares, Inc.	4	57

13

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
CME Group, Inc.	1,626	$340,875
CNA Financial Corp.	12	527
CNB Financial Corp.	8	152
CNO Financial Group, Inc.	1,069	28,147
*Coastal Financial Corp.	92	3,559
Codorus Valley Bancorp, Inc.	4	89
Cohen & Steers, Inc.	730	50,209
*Coinbase Global, Inc., Class A	1,375	280,404
Colony Bankcorp, Inc.	4	43
Columbia Banking System, Inc.	4,033	75,861
#*Columbia Financial, Inc.	1,169	19,405
Comerica, Inc.	2,422	121,512
Commerce Bancshares, Inc.	1,882	102,908
Community Bank System, Inc.	1,089	47,067
Community Trust Bancorp, Inc.	346	14,535
Community West Bancshares	3	52
ConnectOne Bancorp, Inc.	726	13,003
*Consumer Portfolio Services, Inc.	8	68
#Corebridge Financial, Inc.	6,647	176,544
Crawford & Co., Class A	8	74
Crawford & Co., Class B	8	74
#*Credit Acceptance Corp.	202	103,771
*CrossFirst Bankshares, Inc.	330	3,986
Cullen/Frost Bankers, Inc.	1,270	132,512
*Customers Bancorp, Inc.	1,074	49,050
CVB Financial Corp.	3,346	54,674
Diamond Hill Investment Group, Inc.	139	20,742
Dime Community Bancshares, Inc.	518	9,428
Discover Financial Services	4,104	520,100
Donegal Group, Inc., Class A	8	108
*Donnelley Financial Solutions, Inc.	534	33,525
Eagle Bancorp Montana, Inc.	4	51
Eagle Bancorp, Inc.	413	7,636
East West Bancorp, Inc.	3,719	277,028
Eastern Bankshares, Inc.	3,453	43,370
*eHealth, Inc.	4	17
Employers Holdings, Inc.	664	28,280
Enact Holdings, Inc.	744	22,119
*Encore Capital Group, Inc.	553	22,723
*Enova International, Inc.	549	33,231
*Enstar Group, Ltd.	392	113,825
Enterprise Bancorp, Inc.	4	97
Enterprise Financial Services Corp.	4,066	154,549
Equitable Holdings, Inc.	5,473	202,008
Equity Bancshares, Inc., Class A	4	133
Erie Indemnity Co., Class A	295	112,885
Esquire Financial Holdings, Inc.	4	188
ESSA Bancorp, Inc.	4	65
Essent Group, Ltd.	8,182	433,401
*Euronet Worldwide, Inc.	1,119	114,899
Evercore, Inc.	693	125,780
Everest Group, Ltd.	377	138,137
#EVERTEC, Inc.	1,393	52,279
#*EZCORP, Inc., Class A	101	1,109
F&G Annuities & Life, Inc.	892	33,735
FactSet Research Systems, Inc.	374	155,917
Farmers & Merchants Bancorp, Inc.	4	82
Farmers National Banc Corp.	12	142

14

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
FB Financial Corp.	1,293	$47,388
Federal Agricultural Mortgage Corp., Class C	244	45,416
Federated Hermes, Inc.	1,025	33,671
Fidelity National Financial, Inc.	2,803	138,749
Fidelity National Information Services, Inc.	6,536	443,925
Fifth Third Bancorp	8,592	313,264
Financial Institutions, Inc.	4	69
*Finwise Bancorp	1,352	14,345
First American Financial Corp.	2,698	144,532
First Bancorp	10,669	184,040
First Bancorp	1,520	46,223
First Bancorp, Inc. (The)	4	88
First Bancshares, Inc. (The)	510	12,209
First Bank	6	70
First Busey Corp.	1,614	36,057
First Business Financial Services, Inc.	4	132
First Citizens BancShares, Inc., Class A	273	460,485
First Commonwealth Financial Corp.	5,535	73,007
First Community Bankshares, Inc.	256	8,494
First Community Corp.	4	66
First Financial Bancorp	1,752	38,737
First Financial Bankshares, Inc.	2,564	75,792
First Financial Corp.	4	146
First Financial Northwest, Inc.	4	81
First Foundation, Inc.	16	88
First Guaranty Bancshares, Inc.	4	45
First Hawaiian, Inc.	7,319	154,358
First Horizon Corp.	8,995	134,205
First Internet Bancorp	4	124
First Interstate BancSystem, Inc., Class A	2,856	76,255
First Merchants Corp.	964	32,217
First Mid Bancshares, Inc.	333	10,310
First Northwest Bancorp	4	41
#First of Long Island Corp. (The)	8	76
First Savings Financial Group, Inc.	4	64
FirstCash Holdings, Inc.	1,161	131,170
*Fiserv, Inc.	4,402	672,053
Five Star Bancorp	4	86
#Flushing Financial Corp.	8	88
*Flywire Corp.	1,671	34,256
FNB Corp.	7,567	100,944
FNCB Bancorp, Inc.	4	22
Franklin Resources, Inc.	3,292	75,189
FS Bancorp, Inc.	4	125
Fulton Financial Corp.	4,233	70,056
*FVCBankcorp, Inc.	4	46
*Genworth Financial, Inc.	10,286	60,996
German American Bancorp, Inc.	642	20,371
Glacier Bancorp, Inc.	2,100	75,978
#Global Payments, Inc.	3,515	431,537
Globe Life, Inc.	2,553	194,462
Goldman Sachs Group, Inc. (The)	1,480	631,531
#*Goosehead Insurance, Inc., Class A	210	11,951
Great Southern Bancorp, Inc.	156	8,018
Greene County Bancorp, Inc.	4	118
*Greenlight Capital Re, Ltd., Class A	8	97
Guaranty Bancshares, Inc.	4	115
Hamilton Lane, Inc., Class A	570	63,680

15

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Hancock Whitney Corp.	1,360	$61,730
Hanmi Financial Corp.	8	122
Hanover Insurance Group, Inc. (The)	753	97,754
HarborOne Bancorp, Inc.	16	162
Hartford Financial Services Group, Inc. (The)	4,787	463,812
Hawthorn Bancshares, Inc.	4	73
HBT Financial, Inc.	12	221
HCI Group, Inc.	151	17,241
Heartland Financial USA, Inc.	1,285	54,111
Hennessy Advisors, Inc.	1,545	10,568
Heritage Commerce Corp.	20	159
Heritage Financial Corp.	342	6,067
*Heritage Global, Inc.	6	15
*Heritage Insurance Holdings, Inc.	4	41
Home Bancorp, Inc.	4	140
Home BancShares, Inc.	5,174	122,520
HomeTrust Bancshares, Inc.	362	9,303
Hope Bancorp, Inc.	3,320	33,266
Horace Mann Educators Corp.	2,597	95,725
Horizon Bancorp, Inc.	12	138
Houlihan Lokey, Inc.	814	103,777
Huntington Bancshares, Inc.	15,352	206,791
*I3 Verticals, Inc., Class A	8	182
Independent Bank Corp.	113	2,804
Independent Bank Corp.	842	42,302
Independent Bank Group, Inc.	553	20,594
Interactive Brokers Group, Inc.	351	40,407
Intercontinental Exchange, Inc.	2,697	347,266
International Bancshares Corp.	1,128	62,773
*International Money Express, Inc.	773	15,638
Invesco, Ltd.	5,410	76,660
Investar Holding Corp.	4	67
Jack Henry & Associates, Inc.	1,538	250,217
Jackson Financial, Inc., Class A	1,967	134,385
Janus Henderson Group PLC	3,866	120,697
Jefferies Financial Group, Inc.	3,862	166,298
JPMorgan Chase & Co.	31,645	6,067,612
#Kearny Financial Corp.	16	86
Kemper Corp.	889	51,838
KeyCorp	13,337	193,253
*Kingstone Cos., Inc.	1,790	8,323
*Kingsway Financial Services, Inc.	4	36
Kinsale Capital Group, Inc.	426	154,744
KKR & Co., Inc.	2,103	195,726
Lake Shore Bancorp, Inc.	4	46
Lakeland Bancorp, Inc.	680	8,289
Lakeland Financial Corp.	814	47,839
LCNB Corp.	4	56
#*Lemonade, Inc.	2,030	34,977
*LendingClub Corp.	2,144	16,123
*LendingTree, Inc.	4	193
Lincoln National Corp.	3,831	104,471
LINKBancorp, Inc.	4	27
Live Oak Bancshares, Inc.	1,520	49,126
Loews Corp.	1,823	136,998
LPL Financial Holdings, Inc.	1,060	285,278
M&T Bank Corp.	1,910	275,785
Macatawa Bank Corp.	8	112

16

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Markel Group, Inc.	46	$67,086
MarketAxess Holdings, Inc.	474	94,843
*Marqeta, Inc., Class A	11,987	66,528
Marsh & McLennan Cos., Inc.	4,330	863,532
Mastercard, Inc., Class A	7,245	3,268,944
Mercantile Bank Corp.	155	5,592
Merchants Bancorp	1,774	71,545
Mercury General Corp.	1,183	61,824
Meridian Corp.	4	37
MetLife, Inc.	6,056	430,460
Metrocity Bankshares, Inc.	8	184
*Metropolitan Bank Holding Corp.	4	159
MGIC Investment Corp.	7,177	145,550
Mid Penn Bancorp, Inc.	4	81
#Middlefield Banc Corp.	4	86
Midland States Bancorp, Inc.	8	175
MidWestOne Financial Group, Inc.	4	81
Moelis & Co., Class A	411	20,172
*Moneylion, Inc.	101	6,697
Moody’s Corp.	974	360,701
Morgan Stanley	9,793	889,596
Morningstar, Inc.	658	185,984
MSCI, Inc.	628	292,516
MVB Financial Corp.	4	72
Nasdaq, Inc.	5,704	341,384
National Bank Holdings Corp., Class A	1,194	39,080
Navient Corp.	1,752	26,315
NBT Bancorp, Inc.	1,443	50,519
*NCR Atleos Corp.	996	19,850
Nelnet, Inc., Class A	317	29,855
*NerdWallet, Inc., Class A	16	201
#New York Community Bancorp, Inc.	6,891	18,261
*NI Holdings, Inc.	4	59
Nicolet Bankshares, Inc.	439	33,597
*NMI Holdings, Inc., Class A	2,339	72,182
Northeast Bank	199	10,292
Northeast Community Bancorp, Inc.	4	63
Northern Trust Corp.	1,699	139,981
Northfield Bancorp, Inc.	16	133
Northwest Bancshares, Inc.	9,541	101,135
Norwood Financial Corp.	4	96
Oak Valley Bancorp	4	97
OceanFirst Financial Corp.	1,359	20,059
*Ocwen Financial Corp.	4	93
OFG Bancorp	1,355	48,929
Old National Bancorp	9,947	164,523
Old Republic International Corp.	4,895	146,165
Old Second Bancorp, Inc.	490	6,713
OneMain Holdings, Inc.	4,588	239,081
*Open Lending Corp.	604	3,080
Origin Bancorp, Inc.	629	18,681
Orrstown Financial Services, Inc.	4	105
*Oscar Health, Inc., Class A	3,070	53,326
Pacific Premier Bancorp, Inc.	2,338	50,267
*Palomar Holdings, Inc.	417	32,805
#Park National Corp.	433	57,030
Parke Bancorp, Inc.	4	66
Pathward Financial, Inc.	1,011	50,924

17

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Paymentus Holdings, Inc., Class A	4	$82
*Payoneer Global, Inc.	3,896	19,246
*PayPal Holdings, Inc.	5,119	347,682
*Paysafe, Ltd.	1,206	17,149
*Paysign, Inc.	20	92
PCB Bancorp	4	58
Peapack-Gladstone Financial Corp.	4	90
PennyMac Financial Services, Inc.	1,592	136,339
Peoples Bancorp, Inc.	818	23,755
Peoples Financial Services Corp.	4	151
Perella Weinberg Partners	8	119
Pinnacle Financial Partners, Inc.	2,512	192,670
*Pioneer Bancorp, Inc.	8	71
Piper Sandler Cos.	366	71,659
PJT Partners, Inc., Class A	211	19,937
Plumas Bancorp	4	141
PNC Financial Services Group, Inc. (The)	1,705	261,308
*Ponce Financial Group, Inc.	8	64
Popular, Inc.	1,935	164,456
*PRA Group, Inc.	418	9,944
Preferred Bank	398	30,125
Premier Financial Corp.	467	9,050
Primerica, Inc.	908	192,369
Primis Financial Corp.	8	78
Princeton Bancorp, Inc.	389	11,339
Principal Financial Group, Inc.	2,532	200,382
*ProAssurance Corp.	225	3,006
PROG Holdings, Inc.	1,727	57,405
Progressive Corp. (The)	2,743	571,230
Prosperity Bancshares, Inc.	2,672	165,584
*Provident Bancorp, Inc.	4	36
Provident Financial Holdings, Inc.	4	52
Provident Financial Services, Inc.	2,216	32,531
Prudential Financial, Inc.	6,531	721,545
QCR Holdings, Inc.	432	23,743
Radian Group, Inc.	48	1,434
Raymond James Financial, Inc.	2,745	334,890
RBB Bancorp	4	71
Red River Bancshares, Inc.	4	181
Regional Management Corp.	4	101
Regions Financial Corp.	8,624	166,184
Reinsurance Group of America, Inc.	1,541	288,152
*Remitly Global, Inc.	1,927	34,358
RenaissanceRe Holdings, Ltd.	1,371	300,592
Renasant Corp.	1,686	48,995
*Repay Holdings Corp.	2,177	22,140
Republic Bancorp, Inc., Class A	230	11,666
Richmond Mutual Bancorp, Inc.	4	43
Riverview Bancorp, Inc.	4	15
RLI Corp.	701	99,086
*Robinhood Markets, Inc., Class A	10,774	177,663
*Rocket Cos., Inc., Class A	1,845	22,657
S&P Global, Inc.	1,885	783,840
S&T Bancorp, Inc.	1,145	34,522
Safety Insurance Group, Inc.	366	29,123
Sandy Spring Bancorp, Inc.	1,135	23,211
SB Financial Group, Inc.	4	54
Seacoast Banking Corp. of Florida	1,262	29,114

18

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Security National Financial Corp., Class A	4	$26
SEI Investments Co.	2,886	190,332
Selective Insurance Group, Inc.	693	70,443
#ServisFirst Bancshares, Inc.	672	39,621
#*Shift4 Payments, Inc., Class A	1,176	68,043
Shore Bancshares, Inc.	12	124
Sierra Bancorp	4	79
Silvercrest Asset Management Group, Inc., Class A	4	59
Simmons First National Corp., Class A	2,683	45,852
*SiriusPoint, Ltd.	1,668	19,649
*Skyward Specialty Insurance Group, Inc.	731	25,527
SLM Corp.	8,593	182,086
SmartFinancial, Inc.	4	82
#*SoFi Technologies, Inc.	15,055	102,073
South Plains Financial, Inc.	4	104
*Southern First Bancshares, Inc.	4	103
Southern Missouri Bancorp, Inc.	4	160
Southern States Bancshares, Inc.	4	97
Southside Bancshares, Inc.	564	15,036
SouthState Corp.	2,087	157,986
State Street Corp.	3,507	254,222
Stellar Bancorp, Inc.	1,461	32,434
StepStone Group, Inc., Class A	272	9,811
*Sterling Bancorp, Inc.	12	57
Stewart Information Services Corp.	1,256	77,885
Stifel Financial Corp.	1,515	121,079
Stock Yards Bancorp, Inc.	896	39,917
*StoneX Group, Inc.	549	39,857
Summit Financial Group, Inc.	4	106
*SWK Holdings Corp.	4	69
Synchrony Financial	3,566	156,833
Synovus Financial Corp.	3,846	137,648
T. Rowe Price Group, Inc.	2,594	284,225
Territorial Bancorp, Inc.	4	30
*Texas Capital Bancshares, Inc.	1,200	68,880
TFS Financial Corp.	1,995	23,960
*Third Coast Bancshares, Inc.	4	78
Timberland Bancorp, Inc.	4	98
Tiptree, Inc.	645	10,275
*Toast, Inc., Class A	3,108	73,442
Tompkins Financial Corp.	25	1,100
Towne Bank	1,090	28,198
Tradeweb Markets, Inc., Class A	36	3,662
Travelers Cos., Inc. (The)	4,074	864,340
TriCo Bancshares	862	29,972
*Triumph Financial, Inc.	297	20,897
Truist Financial Corp.	7,865	295,331
#*Trupanion, Inc.	1,287	28,957
TrustCo Bank Corp.	4	106
Trustmark Corp.	1,787	52,895
UMB Financial Corp.	877	69,862
United Bankshares, Inc.	3,371	109,423
United Community Banks, Inc.	1,409	35,549
#United Fire Group, Inc.	8	177
United Security Bancshares	1,493	10,630
Unity Bancorp, Inc.	4	108
Universal Insurance Holdings, Inc.	244	4,763
Univest Financial Corp.	358	7,471

19

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Unum Group	4,301	$218,061
#*Upstart Holdings, Inc.	1,054	23,325
US Bancorp	7,325	297,615
USCB Financial Holdings, Inc.	8	89
#UWM Holdings Corp.	3,282	20,677
Valley National Bancorp	9,078	63,637
*Velocity Financial, Inc.	8	137
Veritex Holdings, Inc.	1,768	34,441
Victory Capital Holdings, Inc., Class A	1,426	72,526
Virtu Financial, Inc., Class A	1,199	26,018
Virtus Investment Partners, Inc.	135	29,608
#Visa, Inc., Class A	12,459	3,346,612
Voya Financial, Inc.	1,214	82,746
W. R. Berkley Corp.	2,517	193,733
WaFd, Inc.	731	19,803
Walker & Dunlop, Inc.	705	64,599
Washington Trust Bancorp, Inc.	4	102
Waterstone Financial, Inc.	8	91
Webster Financial Corp.	3,275	143,543
Wells Fargo & Co.	23,634	1,401,969
WesBanco, Inc.	1,251	33,777
West Bancorp, Inc.	4	65
Westamerica Bancorp	895	41,662
Western Alliance Bancorp	1,765	100,305
Western New England Bancorp, Inc.	4	24
Western Union Co. (The)	8,850	118,944
Westwood Holdings Group, Inc.	4	50
*WEX, Inc.	1,099	232,175
White Mountains Insurance Group, Ltd.	42	74,682
William Penn Bancorp	4	49
Willis Towers Watson PLC	1,263	317,190
Wintrust Financial Corp.	1,569	151,628
WisdomTree, Inc.	4,144	36,882
*World Acceptance Corp.	128	17,609
WSFS Financial Corp.	1,460	62,386
Zions Bancorp NA	3,945	160,877

TOTAL FINANCIALS		65,899,503

HEALTH CARE — (10.7%)
*4D Molecular Therapeutics, Inc.	714	17,086
Abbott Laboratories	14,873	1,576,092
AbbVie, Inc.	15,892	2,584,675
*Acadia Healthcare Co., Inc.	1,337	98,858
*Accuray, Inc.	16	34
*AdaptHealth Corp.	3,656	36,012
*Addus HomeCare Corp.	1,653	158,936
*ADMA Biologics, Inc.	374	2,438
*Adverum Biotechnologies, Inc.	1,788	17,379
#*Aerovate Therapeutics, Inc.	8	160
Agilent Technologies, Inc.	3,197	438,117
*Agiliti, Inc.	937	9,511
*Agios Pharmaceuticals, Inc.	1,712	55,640
*Akero Therapeutics, Inc.	822	16,350
*Alector, Inc.	20	102
*Align Technology, Inc.	561	158,415
*Alkermes PLC	4,228	103,755
#*Allogene Therapeutics, Inc.	2,134	5,890
*Alnylam Pharmaceuticals, Inc.	591	85,074
*Alpha Teknova, Inc.	5,011	8,920

20

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*Altimmune, Inc.	16	$105
*ALX Oncology Holdings, Inc.	12	204
Amgen, Inc.	4,192	1,148,356
*AMN Healthcare Services, Inc.	506	30,350
*Amneal Pharmaceuticals, Inc.	8,584	51,933
*AngioDynamics, Inc.	12	69
*ANI Pharmaceuticals, Inc.	444	29,304
*Anika Therapeutics, Inc.	4	104
#*Arcturus Therapeutics Holdings, Inc.	439	11,225
*Arcus Biosciences, Inc.	2,561	39,004
*ARS Pharmaceuticals, Inc.	692	6,020
*Artivion, Inc.	250	4,905
*Arvinas, Inc.	727	23,097
#*Astrana Health, Inc.	781	29,014
*Athira Pharma, Inc.	6,598	12,998
*AtriCure, Inc.	907	21,877
*Avanos Medical, Inc.	534	9,655
*Avantor, Inc.	5,625	136,294
*Avidity Biosciences, Inc.	1,032	24,902
*Axogen, Inc.	8	51
*Axonics, Inc.	12	799
*Azenta, Inc.	1,081	56,709
Baxter International, Inc.	4,991	201,487
#*Beam Therapeutics, Inc.	1,596	33,867
Becton Dickinson & Co.	1,268	297,473
*Biogen, Inc.	1,332	286,140
*BioLife Solutions, Inc.	625	10,963
*BioMarin Pharmaceutical, Inc.	1,438	116,133
*Biomea Fusion, Inc.	8	86
*Bio-Rad Laboratories, Inc., Class A	239	64,470
*Biote Corp., Class A	8	44
Bio-Techne Corp.	3,211	202,967
*Bioventus, Inc., Class A	20	79
*Boston Scientific Corp.	6,975	501,293
Bristol-Myers Squibb Co.	14,200	623,948
*Brookdale Senior Living, Inc.	4,821	32,735
Bruker Corp.	2,755	214,918
Cardinal Health, Inc.	2,012	207,316
*CareDx, Inc.	2,341	18,166
*Caribou Biosciences, Inc.	310	1,125
#*Cassava Sciences, Inc.	277	6,136
*Castle Biosciences, Inc.	559	11,789
*Catalent, Inc.	2,434	135,939
*Catalyst Pharmaceuticals, Inc.	1,981	29,814
#Cencora, Inc.	1,315	314,351
*Centene Corp.	6,623	483,876
*Certara, Inc.	3,329	56,959
*Charles River Laboratories International, Inc.	1,194	273,426
Chemed Corp.	268	152,224
Cigna Group (The)	3,068	1,095,399
*Collegium Pharmaceutical, Inc.	1,293	47,750
*Community Health Systems, Inc.	20	66
*Cooper Cos., Inc. (The)	1,672	148,908
*Corcept Therapeutics, Inc.	1,699	39,621
*CorVel Corp.	258	61,623
*Crinetics Pharmaceuticals, Inc.	12	526
*Cross Country Healthcare, Inc.	234	4,118
*CryoPort, Inc.	300	4,857

21

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Cullinan Therapeutics, Inc.	972	$26,254
*CVRx, Inc.	4	62
CVS Health Corp.	12,363	837,099
*Cytek Biosciences, Inc.	2,187	13,144
Danaher Corp.	3,533	871,308
*DaVita, Inc.	1,977	274,823
*Day One Biopharmaceuticals, Inc.	1,364	23,324
*Deciphera Pharmaceuticals, Inc.	1,235	31,208
*Definitive Healthcare Corp.	2,269	15,747
*Denali Therapeutics, Inc.	3,112	48,049
DENTSPLY SIRONA, Inc.	2,285	68,573
*Design Therapeutics, Inc.	16	56
*Dexcom, Inc.	2,496	317,965
#*Doximity, Inc., Class A	1,166	28,322
#*Dynavax Technologies Corp.	4,047	46,014
*Dyne Therapeutics, Inc.	12	304
*Edgewise Therapeutics, Inc.	12	215
*Editas Medicine, Inc.	407	2,120
*Edwards Lifesciences Corp.	1,754	148,511
*Elanco Animal Health, Inc.	7,733	101,766
*Electromed, Inc.	760	13,216
Elevance Health, Inc.	1,276	674,468
Eli Lilly & Co.	7,112	5,555,183
Encompass Health Corp.	2,449	204,198
*Enhabit, Inc.	2,151	21,704
*Enovis Corp.	508	28,057
Ensign Group, Inc. (The)	630	74,567
*Envista Holdings Corp.	1,566	30,819
*Evolent Health, Inc., Class A	1,786	49,544
#*Exact Sciences Corp.	3,418	202,858
*Exelixis, Inc.	4,037	94,708
*Fate Therapeutics, Inc.	1,815	7,169
*Fulcrum Therapeutics, Inc.	921	6,567
#*Fulgent Genetics, Inc.	180	3,663
GE HealthCare Technologies, Inc.	8,061	614,571
Gilead Sciences, Inc.	9,119	594,559
*Glaukos Corp.	339	32,544
*Globus Medical, Inc.	1,005	50,039
*GoodRx Holdings, Inc., Class A	12	85
*Haemonetics Corp.	1,080	99,306
*Halozyme Therapeutics, Inc.	2,230	84,963
#*Harmony Biosciences Holdings, Inc.	1,077	33,290
*Harvard Bioscience, Inc.	6	23
HCA Healthcare, Inc.	1,301	403,076
*HealthEquity, Inc.	1,014	80,015
HealthStream, Inc.	449	11,571
*Henry Schein, Inc.	2,551	176,733
*HilleVax, Inc.	626	8,263
*Hims & Hers Health, Inc.	2,145	26,877
*Hologic, Inc.	2,132	161,542
Humana, Inc.	629	190,015
*ICU Medical, Inc.	339	33,195
*Ideaya Biosciences, Inc.	1,179	47,926
*IDEXX Laboratories, Inc.	870	428,701
*Illumina, Inc.	1,224	150,613
*Immix Biopharma, Inc.	4	9
*ImmuCell Corp.	4	20
*Inari Medical, Inc.	831	31,030

22

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Incyte Corp.	401	$20,872
*InfuSystem Holdings, Inc.	20	150
*Inmune Bio, Inc.	4	47
*Innoviva, Inc.	1,470	22,212
*Inogen, Inc.	8	54
*Inotiv, Inc.	8	31
*Inspire Medical Systems, Inc.	100	24,166
*Insulet Corp.	266	45,736
*Integer Holdings Corp.	716	79,927
*Integra LifeSciences Holdings Corp.	400	11,668
#*Intellia Therapeutics, Inc.	2,085	44,619
*Intuitive Surgical, Inc.	1,296	480,324
*Iovance Biotherapeutics, Inc.	2,687	31,653
*IQVIA Holdings, Inc.	2,705	626,938
iRadimed Corp.	4	162
*iTeos Therapeutics, Inc.	12	129
*Janux Therapeutics, Inc.	253	14,421
*Jazz Pharmaceuticals PLC	919	101,779
Johnson & Johnson	26,197	3,787,824
*Joint Corp. (The)	16	191
#*KalVista Pharmaceuticals, Inc.	12	136
*Keros Therapeutics, Inc.	8	451
*Kewaunee Scientific Corp.	402	14,351
*Kiniksa Pharmaceuticals, Ltd., Class A	583	10,914
*Krystal Biotech, Inc.	298	45,630
*Kura Oncology, Inc.	1,474	28,920
*Kymera Therapeutics, Inc.	207	6,959
Laboratory Corp. of America Holdings	507	102,095
*Lantern Pharma, Inc.	4	20
*Lantheus Holdings, Inc.	678	45,114
#LeMaitre Vascular, Inc.	396	25,661
*LENSAR, Inc.	4	12
*LENZ Therapeutics, Inc.	1	16
#*LifeStance Health Group, Inc.	3,207	19,819
*Ligand Pharmaceuticals, Inc.	491	34,316
*Lisata Therapeutics, Inc.	8	22
*LivaNova PLC	1,140	63,555
*Lumos Pharma, Inc.	4	11
*Lyra Therapeutics, Inc.	16	83
*MacroGenics, Inc.	20	296
*Maravai LifeSciences Holdings, Inc., Class A	580	4,756
*Masimo Corp.	891	119,759
*MaxCyte, Inc.	32	116
McKesson Corp.	938	503,903
*Medpace Holdings, Inc.	429	166,602
Medtronic PLC	8,439	677,145
Merck & Co., Inc.	15,062	1,946,312
*Merit Medical Systems, Inc.	999	74,026
*Mettler-Toledo International, Inc.	197	242,251
*MiMedx Group, Inc.	1,891	11,649
*Moderna, Inc.	3,247	358,177
*ModivCare, Inc.	4	94
*Molina Healthcare, Inc.	582	199,102
*Myriad Genetics, Inc.	1,414	27,672
*Natera, Inc.	945	87,772
National HealthCare Corp.	534	48,525
National Research Corp.	434	14,865
*Nautilus Biotechnology, Inc.	32	81

23

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Neogen Corp.	1,612	$19,876
#*NeoGenomics, Inc.	2,894	40,284
*Neurocrine Biosciences, Inc.	1,000	137,540
*Nkarta, Inc.	448	2,993
*Novocure, Ltd.	3,109	38,054
*Nuvalent, Inc., Class A	781	53,795
*Nuvation Bio, Inc.	2,651	7,926
*Olema Pharmaceuticals, Inc.	648	6,590
*OmniAb Operations, Inc. - Earnout Shares	792	3,516
*Omnicell, Inc.	969	25,979
*OptimizeRx Corp.	4	41
*Option Care Health, Inc.	3,863	115,465
*Oramed Pharmaceuticals, Inc.	12	28
*OraSure Technologies, Inc.	20	106
*Organogenesis Holdings, Inc.	40	94
Organon & Co.	3,185	59,273
*ORIC Pharmaceuticals, Inc.	496	4,380
*OrthoPediatrics Corp.	8	237
*Ovid therapeutics, Inc.	20	61
*Owens & Minor, Inc.	2,917	72,167
*Pacira BioSciences, Inc.	1,116	29,295
#*Paragon 28, Inc.	654	6,030
Patterson Cos., Inc.	2,863	72,921
*Pediatrix Medical Group, Inc.	492	4,364
*Pennant Group, Inc. (The)	8	167
*Penumbra, Inc.	336	66,014
*PepGen, Inc.	8	98
Perrigo Co. PLC	2,753	89,913
*PetIQ, Inc.	42	685
Pfizer, Inc.	28,211	722,766
*PharmaCyte Biotech, Inc.	4	9
Phibro Animal Health Corp., Class A	8	134
*Pliant Therapeutics, Inc.	781	9,231
*Poseida Therapeutics, Inc.	18	44
*Prelude Therapeutics, Inc.	12	45
#Premier, Inc., Class A	5,131	107,135
*Prestige Consumer Healthcare, Inc.	1,505	107,999
#*Privia Health Group, Inc.	1,731	31,850
*Progyny, Inc.	1,867	59,856
*ProPhase Labs, Inc.	4	18
*Prothena Corp. PLC	508	10,333
*Pulmonx Corp.	8	61
*Puma Biotechnology, Inc.	24	122
*Quanterix Corp.	681	10,978
Quest Diagnostics, Inc.	940	129,889
*R1 RCM, Inc.	9,355	114,973
*RadNet, Inc.	1,530	74,205
#*Recursion Pharmaceuticals, Inc., Class A	1,313	10,268
*Regeneron Pharmaceuticals, Inc.	432	384,765
*REGENXBIO, Inc.	599	9,195
*Relay Therapeutics, Inc.	2,010	13,105
#*Repligen Corp.	1,023	167,977
ResMed, Inc.	1,138	243,521
*REVOLUTION Medicines, Inc.	1,787	66,619
Revvity, Inc.	1,315	134,748
*Rocket Pharmaceuticals, Inc.	20	430
*Sage Therapeutics, Inc.	1,144	15,947
*Sana Biotechnology, Inc.	1,788	16,092

24

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Sarepta Therapeutics, Inc.	856	$108,421
*Scholar Rock Holding Corp.	10	147
*Schrodinger, Inc.	817	19,918
Select Medical Holdings Corp.	2,126	60,315
*Semler Scientific, Inc.	4	102
*Sensus Healthcare, Inc.	4	15
#*Shattuck Labs, Inc.	16	168
*Shockwave Medical, Inc.	438	144,623
SIGA Technologies, Inc.	220	1,932
*Sight Sciences, Inc.	10	56
#Simulations Plus, Inc.	179	8,118
*Soleno Therapeutics, Inc.	4	179
#*Solid Biosciences, Inc.	4	35
*Solventum Corp.	960	62,410
#*Sotera Health Co.	3,870	43,344
*SpringWorks Therapeutics, Inc.	861	40,200
*STAAR Surgical Co.	1,235	56,761
STERIS PLC	1,051	214,993
#*Stoke Therapeutics, Inc.	12	132
Stryker Corp.	1,333	448,554
*Supernus Pharmaceuticals, Inc.	3,667	110,377
*Surgery Partners, Inc.	2,028	50,599
*Surrozen, Inc.	1,205	13,044
*Tactile Systems Technology, Inc.	931	12,820
*Talkspace, Inc.	6,366	19,480
#*Tango Therapeutics, Inc.	634	4,882
#*Tarsus Pharmaceuticals, Inc.	8	251
Teleflex, Inc.	891	185,996
*Tenet Healthcare Corp.	1,800	202,122
#*Theravance Biopharma, Inc.	16	135
Thermo Fisher Scientific, Inc.	3,334	1,896,112
*Travere Therapeutics, Inc.	43	238
*Trevi Therapeutics, Inc.	4,454	13,050
*Twist Bioscience Corp.	1,177	36,758
#*Tyra Biosciences, Inc.	149	2,548
*UFP Technologies, Inc.	132	27,184
*United Therapeutics Corp.	1,070	250,733
UnitedHealth Group, Inc.	7,727	3,737,550
Universal Health Services, Inc., Class B	1,236	210,651
#US Physical Therapy, Inc.	634	64,357
Utah Medical Products, Inc.	175	11,585
*Vanda Pharmaceuticals, Inc.	16	76
*Varex Imaging Corp.	464	7,540
*Veeva Systems, Inc., Class A	1,210	240,258
*Veracyte, Inc.	2,430	47,555
*Veradigm, Inc.	3,869	30,913
*Vericel Corp.	210	9,633
*Verrica Pharmaceuticals, Inc.	8	56
*Vertex Pharmaceuticals, Inc.	818	321,319
#*Verve Therapeutics, Inc.	1,708	10,265
Viatris, Inc.	10,307	119,252
*Vir Biotechnology, Inc.	2,654	22,453
*Voyager Therapeutics, Inc.	48	375
*Waters Corp.	620	191,605
*Werewolf Therapeutics, Inc.	12	75
West Pharmaceutical Services, Inc.	451	161,223
*Xencor, Inc.	1,321	27,662
*Xenon Pharmaceuticals, Inc.	800	32,520

25

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*XOMA Corp.	4	$101
*Y-mAbs Therapeutics, Inc.	8	122
#*Zentalis Pharmaceuticals, Inc.	1,039	11,491
*Zevra Therapeutics, Inc.	8	37
Zimmer Biomet Holdings, Inc.	2,428	292,040
*Zimvie, Inc.	8	122
Zoetis, Inc.	3,751	597,309
*Zymeworks, Inc.	642	5,508
#*Zynex, Inc.	4	44

TOTAL HEALTH CARE		49,436,309

INDUSTRIALS — (12.8%)
*3D Systems Corp.	625	2,094
3M Co.	4,025	388,453
A. O. Smith Corp.	2,649	219,443
#AAON, Inc.	1,312	123,446
*AAR Corp.	535	36,990
ABM Industries, Inc.	1,451	63,409
ACCO Brands Corp.	28	135
Acuity Brands, Inc.	617	153,201
*ACV Auctions, Inc., Class A	1,376	24,011
Advanced Drainage Systems, Inc.	1,647	258,579
AECOM	2,630	242,907
*AeroVironment, Inc.	556	88,843
AGCO Corp.	2,078	237,287
*Air Industries Group	2,038	14,470
#Air Lease Corp.	2,965	148,962
*Air Transport Services Group, Inc.	1,590	20,384
Alamo Group, Inc.	308	59,869
*Alaska Air Group, Inc.	3,735	160,680
Albany International Corp.	774	61,726
*Alight, Inc., Class A	13,367	120,570
Allegiant Travel Co.	511	27,880
Allegion PLC	2,101	255,398
Allient, Inc.	200	5,878
Allison Transmission Holdings, Inc.	2,716	199,762
*Alpha Pro Tech, Ltd.	1,930	11,522
Alta Equipment Group, Inc.	132	1,467
*Ameresco, Inc., Class A	200	4,186
#*American Airlines Group, Inc.	11,911	160,918
*American Superconductor Corp.	4	49
*American Woodmark Corp.	523	48,158
AMETEK, Inc.	3,389	591,923
*API Group Corp.	5,536	213,523
Apogee Enterprises, Inc.	580	35,832
Applied Industrial Technologies, Inc.	760	139,270
ARC Document Solutions, Inc.	8	21
ArcBest Corp.	310	34,382
#*Archer Aviation, Inc., Class A	3,906	15,155
Arcosa, Inc.	817	62,108
Argan, Inc.	147	8,858
Aris Water Solutions, Inc., Class A	8	112
Armstrong World Industries, Inc.	1,049	120,509
*Array Technologies, Inc.	1,209	14,919
*ASGN, Inc.	1,121	108,120
Astec Industries, Inc.	671	28,048
*Astronics Corp.	4	67
Atkore, Inc.	1,119	196,161
Automatic Data Processing, Inc.	3,846	930,309

26

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Avis Budget Group, Inc.	21	$2,004
*Axon Enterprise, Inc.	346	108,526
*AZEK Co., Inc. (The)	2,805	128,020
AZZ, Inc.	594	42,548
Barnes Group, Inc.	2,422	84,092
Barrett Business Services, Inc.	103	12,514
*Beacon Roofing Supply, Inc.	2,076	204,548
BGSF, Inc.	4	34
#*Blade Air Mobility, Inc.	20	64
*Blue Bird Corp.	506	16,675
*BlueLinx Holdings, Inc.	237	25,992
*Boeing Co. (The)	3,895	653,737
Boise Cascade Co.	1,241	164,147
Booz Allen Hamilton Holding Corp.	1,152	170,116
*Bowman Consulting Group, Ltd.	437	14,198
Brady Corp., Class A	581	34,279
*BrightView Holdings, Inc.	2,282	25,672
Brink’s Co. (The)	952	83,262
Broadridge Financial Solutions, Inc.	852	164,785
*Builders FirstSource, Inc.	2,477	452,845
BWX Technologies, Inc.	1,631	156,201
*CACI International, Inc., Class A	360	144,803
#*Cadeler A/S, ADR	10	186
Cadre Holdings, Inc.	709	23,645
Carlisle Cos., Inc.	523	203,055
Carrier Global Corp.	5,073	311,939
*Casella Waste Systems, Inc.	1,234	111,554
Caterpillar, Inc.	6,634	2,219,537
*CBIZ, Inc.	860	61,215
*CECO Environmental Corp.	172	3,719
CH Robinson Worldwide, Inc.	1,907	135,397
#*Chart Industries, Inc.	527	75,920
*Cimpress PLC	458	39,054
Cintas Corp.	717	472,030
Civeo Corp.	4	93
#*Clarivate PLC	13,097	88,536
*Clean Harbors, Inc.	1,551	293,837
Columbus McKinnon Corp.	795	32,810
Comfort Systems USA, Inc.	770	238,246
*Commercial Vehicle Group, Inc.	12	72
CompX International, Inc.	218	6,865
*Concrete Pumping Holdings, Inc.	16	106
*Conduent, Inc.	2,496	7,862
*Construction Partners, Inc., Class A	763	39,401
Copa Holdings SA, Class A	746	71,243
*Copart, Inc.	2,937	159,508
*Core & Main, Inc., Class A	4,706	265,748
Costamare, Inc.	3,547	42,493
Covenant Logistics Group, Inc.	4	181
CRA International, Inc.	124	17,991
Crane Co.	922	129,089
CSG Systems International, Inc.	1,126	53,192
CSW Industrials, Inc.	194	46,098
CSX Corp.	13,406	445,347
Cummins, Inc.	2,410	680,801
Curtiss-Wright Corp.	766	194,120
*Custom Truck One Source, Inc.	4,992	24,910
#*Dayforce, Inc.	2,837	174,107

27

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Deere & Co.	3,353	$1,312,398
Delta Air Lines, Inc.	12,656	633,686
#Deluxe Corp.	1,305	25,774
*Distribution Solutions Group, Inc.	924	30,464
*DLH Holdings Corp.	922	9,792
*DNOW, Inc.	3,559	50,217
Donaldson Co., Inc.	2,339	168,876
Douglas Dynamics, Inc.	100	2,264
Dover Corp.	1,274	228,428
*Driven Brands Holdings, Inc.	2,977	42,660
*Ducommun, Inc.	265	14,334
Dun & Bradstreet Holdings, Inc.	8,109	73,792
*DXP Enterprises, Inc.	334	16,286
*Dycom Industries, Inc.	774	108,375
Eastern Co. (The)	491	15,609
Eaton Corp. PLC	2,275	724,041
EMCOR Group, Inc.	1,124	401,459
Emerson Electric Co.	2,880	310,406
Encore Wire Corp.	313	87,440
*Energy Recovery, Inc.	843	12,561
Enerpac Tool Group Corp.	1,099	39,157
EnerSys	729	65,938
Ennis, Inc.	137	2,726
Enpro, Inc.	441	66,207
*Enviri Corp.	1,142	8,885
Equifax, Inc.	1,527	336,230
Esab Corp.	1,144	121,127
ESCO Technologies, Inc.	621	63,000
EVI Industries, Inc.	4	82
*ExlService Holdings, Inc.	3,944	114,376
Expeditors International of Washington, Inc.	1,467	163,292
Exponent, Inc.	521	47,885
Fastenal Co.	6,864	466,340
Federal Signal Corp.	1,365	110,974
FedEx Corp.	3,036	794,764
Ferguson PLC	3,620	759,838
#First Advantage Corp.	3,414	55,648
Flowserve Corp.	3,406	160,627
*Fluence Energy, Inc.	1,121	19,999
*Fluor Corp.	2,252	90,823
Fortive Corp.	3,245	244,251
Fortune Brands Innovations, Inc.	2,422	177,048
Forward Air Corp.	365	8,037
*Franklin Covey Co.	4	156
Franklin Electric Co., Inc.	943	90,783
*FreightCar America, Inc.	389	1,358
*Frontier Group Holdings, Inc.	146	882
FTAI Infrastructure, Inc.	1,607	11,635
*FTI Consulting, Inc.	496	106,060
*Gates Industrial Corp. PLC	5,941	104,680
GATX Corp.	826	101,069
*GE Vernova, Inc.	1,748	268,685
Genco Shipping & Trading, Ltd.	898	19,163
*Gencor Industries, Inc.	4	68
*Generac Holdings, Inc.	944	128,346
General Dynamics Corp.	1,549	444,702
General Electric Co.	7,305	1,182,095
Genpact, Ltd.	1,666	51,213

28

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Gibraltar Industries, Inc.	686	$49,022
Global Industrial Co.	1,092	42,053
*GMS, Inc.	736	68,095
Gorman-Rupp Co. (The)	313	10,382
Graco, Inc.	935	74,987
GrafTech International, Ltd.	3,972	6,832
*Graham Corp.	4	111
Granite Construction, Inc.	1,151	63,880
*Great Lakes Dredge & Dock Corp.	450	2,970
Greenbrier Cos., Inc. (The)	910	44,945
Griffon Corp.	767	50,254
*GXO Logistics, Inc.	2,544	126,335
H&E Equipment Services, Inc.	1,247	60,218
*Hayward Holdings, Inc.	9,955	135,189
*Healthcare Services Group, Inc.	1,356	14,401
Heartland Express, Inc.	1,086	10,795
HEICO Corp.	10	2,074
HEICO Corp., Class A	544	90,222
Heidrick & Struggles International, Inc.	312	9,198
Helios Technologies, Inc.	1,316	59,352
Herc Holdings, Inc.	907	129,728
#*Hertz Global Holdings, Inc.	2,541	11,562
Hexcel Corp.	1,748	112,239
Hillenbrand, Inc.	1,038	49,533
*Hillman Solutions Corp.	4,105	39,244
HNI Corp.	733	30,749
Honeywell International, Inc.	6,612	1,274,331
Howmet Aerospace, Inc.	5,629	375,736
Hub Group, Inc., Class A	1,546	62,180
Hubbell, Inc.	702	260,105
*Hudson Technologies, Inc.	147	1,458
Huntington Ingalls Industries, Inc.	954	264,191
Hurco Cos., Inc.	440	7,964
*Huron Consulting Group, Inc.	213	19,860
Hyster-Yale Materials Handling, Inc.	372	21,788
ICF International, Inc.	339	48,914
IDEX Corp.	626	138,008
*IES Holdings, Inc.	516	69,722
Illinois Tool Works, Inc.	2,233	545,098
Ingersoll Rand, Inc.	4,867	454,188
*Innovative Solutions and Support, Inc.	1,300	8,424
Insperity, Inc.	432	44,466
Insteel Industries, Inc.	178	5,714
Interface, Inc.	1,291	19,739
ITT, Inc.	1,682	217,550
Jacobs Solutions, Inc.	856	122,862
*Janus International Group, Inc.	4,344	62,597
JB Hunt Transport Services, Inc.	1,697	275,881
*JELD-WEN Holding, Inc.	2,959	60,659
#*JetBlue Airways Corp.	7,020	39,874
John Bean Technologies Corp.	650	57,908
Johnson Controls International PLC	10,843	705,554
Kadant, Inc.	192	52,568
Karat Packaging, Inc.	4	108
KBR, Inc.	2,435	158,129
Kelly Services, Inc., Class A	8	184
Kennametal, Inc.	1,447	34,048
Kforce, Inc.	483	29,830

29

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Kirby Corp.	1,604	$175,045
Knight-Swift Transportation Holdings, Inc.	2,756	127,410
Korn Ferry	2,306	140,020
*Kratos Defense & Security Solutions, Inc.	2,323	41,396
*L B Foster Co., Class A	4	93
L3Harris Technologies, Inc.	2,657	568,731
Landstar System, Inc.	440	76,740
*Legalzoom.com, Inc.	2,776	33,173
Leidos Holdings, Inc.	1,069	149,895
Lennox International, Inc.	259	120,026
*Leonardo DRS, Inc.	4,712	101,402
*Limbach Holdings, Inc.	4	181
Lincoln Electric Holdings, Inc.	827	181,551
Lindsay Corp.	295	34,264
*Liquidity Services, Inc.	4	69
Lockheed Martin Corp.	2,066	960,545
*LS Starrett Co. (The), Class A	4	64
LSI Industries, Inc.	8	117
*Manitex International, Inc.	4	21
*Manitowoc Co., Inc. (The)	12	145
ManpowerGroup, Inc.	939	70,848
Marten Transport, Ltd.	2,540	42,977
Masco Corp.	1,801	123,278
*Masonite International Corp.	463	61,371
*MasTec, Inc.	1,582	140,308
*Mastech Digital, Inc.	4	35
*Masterbrand, Inc.	3,300	55,011
*Matrix Service Co.	6	68
Matson, Inc.	633	68,225
Matthews International Corp., Class A	432	11,655
Maximus, Inc.	1,550	124,434
*Mayville Engineering Co., Inc.	8	110
McGrath RentCorp	1,892	201,801
MDU Resources Group, Inc.	5,101	125,995
*Mercury Systems, Inc.	572	16,130
*Middleby Corp. (The)	904	125,629
Miller Industries, Inc.	125	6,089
MillerKnoll, Inc.	1,294	32,906
*Mistras Group, Inc.	8	70
*Montrose Environmental Group, Inc.	601	26,095
Moog, Inc., Class A	597	94,965
*MRC Global, Inc.	2,744	30,815
MSA Safety, Inc.	593	106,977
MSC Industrial Direct Co., Inc.	1,488	135,765
Mueller Industries, Inc.	3,479	194,198
Mueller Water Products, Inc., Class A	2,386	37,794
*MYR Group, Inc.	260	43,225
National Presto Industries, Inc.	76	6,231
*NEXTracker, Inc., Class A	1,523	65,169
NL Industries, Inc.	8	66
Nordson Corp.	306	79,006
Norfolk Southern Corp.	1,472	339,031
Northrop Grumman Corp.	876	424,886
*Northwest Pipe Co.	4	127
*NV5 Global, Inc.	480	44,755
nVent Electric PLC	3,944	284,244
Old Dominion Freight Line, Inc.	2,145	389,768
Omega Flex, Inc.	180	11,927

30

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*OPENLANE, Inc.	3,484	$59,855
*Optex Systems Holdings, Inc.	1,495	10,644
*Orion Group Holdings, Inc.	4	28
Oshkosh Corp.	1,109	124,507
Otis Worldwide Corp.	3,728	339,994
Owens Corning	2,395	402,863
PACCAR, Inc.	5,693	604,084
Pangaea Logistics Solutions, Ltd.	16	115
Park Aerospace Corp.	4	57
Parker-Hannifin Corp.	1,010	550,359
Park-Ohio Holdings Corp.	4	102
*Parsons Corp.	1,263	99,158
Paychex, Inc.	4,712	559,833
Paycom Software, Inc.	907	170,498
*Paycor HCM, Inc.	2,264	39,326
*Paylocity Holding Corp.	781	121,180
Pentair PLC	3,217	254,433
*Performant Financial Corp.	8	21
*Perma-Fix Environmental Services, Inc.	1,200	13,740
*Perma-Pipe International Holdings, Inc.	4	34
*Pioneer Power Solutions, Inc.	1,411	5,362
#Pitney Bowes, Inc.	533	2,271
#*Plug Power, Inc.	8,370	19,335
Powell Industries, Inc.	229	32,747
Preformed Line Products Co.	46	5,567
Primoris Services Corp.	1,496	69,714
*Proto Labs, Inc.	479	14,600
Quad/Graphics, Inc.	16	72
Quanex Building Products Corp.	1,012	33,619
Quanta Services, Inc.	1,726	446,275
*Quest Resource Holding Corp.	4	41
*Radiant Logistics, Inc.	16	79
*RBC Bearings, Inc.	620	151,621
*RCM Technologies, Inc.	8	152
Regal Rexnord Corp.	1,484	239,473
Republic Services, Inc.	1,600	306,720
*Resideo Technologies, Inc.	3,817	74,546
Resources Connection, Inc.	12	133
REV Group, Inc.	525	11,476
Robert Half, Inc.	2,739	189,374
#*Rocket Lab USA, Inc.	10,401	39,108
Rockwell Automation, Inc.	1,606	435,162
Rollins, Inc.	4,115	183,364
RTX Corp.	9,532	967,689
Rush Enterprises, Inc., Class A	2,153	94,560
Rush Enterprises, Inc., Class B	8	327
*RXO, Inc.	1,904	36,005
Ryder System, Inc.	1,550	188,867
*Saia, Inc.	412	163,494
Schneider National, Inc., Class B	711	14,703
Science Applications International Corp.	831	106,950
Sensata Technologies Holding PLC	3,380	129,488
*Shoals Technologies Group, Inc., Class A	2,214	18,708
Shyft Group, Inc. (The)	12	131
Simpson Manufacturing Co., Inc.	885	153,893
*SiteOne Landscape Supply, Inc.	650	101,978
*SkyWest, Inc.	964	70,401
Snap-on, Inc.	424	113,615

31

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
#Southwest Airlines Co.	4,436	$115,070
*SP Plus Corp.	4	204
*SPX Technologies, Inc.	1,181	143,858
SS&C Technologies Holdings, Inc.	2,472	152,992
Standex International Corp.	289	49,962
#Stanley Black & Decker, Inc.	984	89,938
#Star Bulk Carriers Corp.	193	4,694
Steelcase, Inc., Class A	5,577	67,091
*Stericycle, Inc.	1,964	87,850
*Sterling Check Corp.	1,514	22,907
*Sterling Infrastructure, Inc.	1,133	115,113
*Sun Country Airlines Holdings, Inc.	583	7,760
#*Sunrun, Inc.	4,395	45,225
#*Symbotic, Inc.	541	20,866
*TaskUS, Inc., Class A	8	92
*Taylor Devices, Inc.	408	20,253
*Team, Inc.	1,323	9,420
Tecnoglass, Inc.	1,871	103,934
Tennant Co.	315	36,691
Terex Corp.	1,763	98,816
Tetra Tech, Inc.	1,180	229,770
Textron, Inc.	1,531	129,507
*Thermon Group Holdings, Inc.	764	24,395
Timken Co. (The)	4,595	409,966
*Titan International, Inc.	1,114	12,276
*Titan Machinery, Inc.	193	4,296
#Toro Co. (The)	1,879	164,582
Trane Technologies PLC	1,761	558,836
*Transcat, Inc.	86	9,234
TransDigm Group, Inc.	234	292,039
#TransUnion	1,557	113,661
*Trex Co., Inc.	2,327	206,056
TriNet Group, Inc.	677	67,950
Trinity Industries, Inc.	2,386	62,084
*Triumph Group, Inc.	947	12,652
*TrueBlue, Inc.	6	63
TTEC Holdings, Inc.	1,717	12,500
*Tutor Perini Corp.	711	11,824
Twin Disc, Inc.	4	64
*Uber Technologies, Inc.	6,767	448,449
UFP Industries, Inc.	901	101,543
U-Haul Holding Co.	4,291	263,124
#*U-Haul Holding Co.	298	18,843
*Ultralife Corp.	1,166	13,642
UniFirst Corp.	190	30,425
Union Pacific Corp.	7,198	1,707,078
*United Airlines Holdings, Inc.	7,371	379,312
United Parcel Service, Inc., Class B	6,597	972,926
United Rentals, Inc.	1,483	990,629
Universal Logistics Holdings, Inc.	790	35,297
*Upwork, Inc.	2,692	31,496
*V2X, Inc.	995	48,337
Valmont Industries, Inc.	288	58,982
Veralto Corp.	92	8,619
Verisk Analytics, Inc.	1,860	405,406
*Verra Mobility Corp.	3,124	73,664
Vertiv Holdings Co., Class A	3,378	314,154
Vestis Corp.	3,505	64,562

32

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Viad Corp.	203	$6,999
*Vicor Corp.	664	21,500
Virco Mfg. Corp.	1,186	12,655
*VirTra, Inc.	4	63
VSE Corp.	431	33,648
Wabash National Corp.	1,664	38,455
Waste Management, Inc.	3,091	642,990
#Watsco, Inc.	140	62,681
Watts Water Technologies, Inc., Class A	260	51,600
Werner Enterprises, Inc.	1,714	58,619
WESCO International, Inc.	1,338	204,379
Westinghouse Air Brake Technologies Corp.	1,984	319,583
*Willdan Group, Inc.	4	113
*Willis Lease Finance Corp.	4	194
*WillScot Mobile Mini Holdings Corp.	3,385	125,110
Woodward, Inc.	1,071	173,888
WW Grainger, Inc.	432	398,023
*Xometry, Inc., Class A	1,134	20,265
*XPO, Inc.	2,095	225,129
Xylem, Inc.	2,480	324,136
Zurn Elkay Water Solutions Corp.	3,605	112,764

TOTAL INDUSTRIALS		58,749,078

INFORMATION TECHNOLOGY — (23.5%)
*8x8, Inc.	24	53
*908 Devices, Inc.	8	46
A10 Networks, Inc.	718	9,377
Accenture PLC, Class A	5,878	1,768,749
*ACI Worldwide, Inc.	2,341	79,828
Adeia, Inc.	3,455	33,997
*Adobe, Inc.	3,436	1,590,284
Advanced Energy Industries, Inc.	890	85,298
*Advanced Micro Devices, Inc.	7,752	1,227,762
*Agilysys, Inc.	88	7,308
*Akamai Technologies, Inc.	1,005	101,435
*Alarm.com Holdings, Inc.	874	58,121
*Alkami Technology, Inc.	1,026	24,696
#*Allegro MicroSystems, Inc.	2,951	87,615
*Alpha & Omega Semiconductor, Ltd.	168	3,674
*Altair Engineering, Inc., Class A	150	12,068
*Ambarella, Inc.	442	20,319
Amdocs, Ltd.	2,662	223,581
American Software, Inc., Class A	8	81
Amkor Technology, Inc.	5,724	185,171
Amphenol Corp., Class A	3,881	468,708
Analog Devices, Inc.	3,382	678,463
*ANSYS, Inc.	492	159,841
*Appfolio, Inc., Class A	90	20,410
Apple, Inc.	122,943	20,940,881
Applied Materials, Inc.	6,514	1,294,006
#*Applied Optoelectronics, Inc.	188	1,852
*AppLovin Corp., Class A	2,488	175,578
*Arista Networks, Inc.	1,539	394,846
*Arrow Electronics, Inc.	1,196	152,693
*Aspen Technology, Inc.	751	147,849
*AstroNova, Inc.	4	69
*Atlassian Corp., Class A	175	30,153
#*Aurora Innovation, Inc.	23,403	64,943
*Autodesk, Inc.	1,317	280,323

33

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*AvePoint, Inc.	4,527	$35,175
*Aviat Networks, Inc.	4	134
Avnet, Inc.	3,213	157,019
*Axcelis Technologies, Inc.	615	63,665
*AXT, Inc.	8	24
Badger Meter, Inc.	419	76,643
Bel Fuse, Inc., Class B	132	7,751
Belden, Inc.	707	57,458
Benchmark Electronics, Inc.	878	26,524
Bentley Systems, Inc., Class B	1,601	84,101
*BILL Holdings, Inc.	1,134	70,716
*BK Technologies Corp.	1,536	21,591
*Blackbaud, Inc.	714	55,635
*BlackLine, Inc.	404	23,452
*Box, Inc., Class A	1,859	48,371
Broadcom, Inc.	3,215	4,180,368
#*C3.ai, Inc., Class A	1,846	41,590
*Cadence Design Systems, Inc.	1,444	398,010
*CCC Intelligent Solutions Holdings, Inc.	5,993	67,241
CDW Corp.	1,777	429,785
*Cerence, Inc.	299	2,724
#*CEVA, Inc.	8	162
*Ciena Corp.	1,658	76,649
*Cipher Mining, Inc.	3,241	12,057
*Cirrus Logic, Inc.	1,054	93,353
Cisco Systems, Inc.	33,460	1,571,951
*Cleanspark, Inc.	3,956	64,799
Climb Global Solutions, Inc.	161	10,378
*Cloudflare, Inc., Class A	815	71,231
*Coda Octopus Group, Inc.	4	27
Cognex Corp.	1,423	59,111
Cognizant Technology Solutions Corp., Class A	5,569	365,772
*Cognyte Software, Ltd.	20	136
*Coherent Corp.	2,425	132,478
*Cohu, Inc.	1,387	42,054
*CommVault Systems, Inc.	113	11,579
#*Comtech Telecommunications Corp.	6	11
*Confluent, Inc., Class A	1,323	37,203
Corning, Inc.	11,127	371,419
*Corpay, Inc.	1,234	372,841
*Corsair Gaming, Inc.	3,187	35,376
*CPI Card Group, Inc.	4	69
Crane NXT Co.	1,155	70,236
*Credo Technology Group Holding, Ltd.	1,607	28,717
*Crexendo, Inc.	4	16
*Crowdstrike Holdings, Inc., Class A	417	121,989
*CS Disco, Inc.	12	91
CTS Corp.	589	26,947
*Daktronics, Inc.	258	2,438
*Data I/O Corp.	4	11
*Data Storage Corp.	4	19
*Datadog, Inc., Class A	1,162	145,831
*Dave, Inc.	4	175
Dell Technologies, Inc., Class C	1,300	162,032
*Diebold Nixdorf, Inc.	850	26,911
*Digi International, Inc.	918	28,146
*DigitalOcean Holdings, Inc.	1,407	46,234
*Diodes, Inc.	413	30,153

34

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*DocuSign, Inc.	1,882	$106,521
Dolby Laboratories, Inc., Class A	277	21,512
*DoubleVerify Holdings, Inc.	3,429	100,470
*Dropbox, Inc., Class A	2,149	49,771
*DXC Technology Co.	4,984	97,138
*Dynatrace, Inc.	1,137	51,517
*E2open Parent Holdings, Inc.	6,499	31,520
*Eastman Kodak Co.	24	108
*eGain Corp.	4	25
*Elastic NV	675	68,999
*Enfusion, Inc., Class A	4	37
*Enphase Energy, Inc.	1,219	132,578
Entegris, Inc.	1,067	141,826
*Envestnet, Inc.	638	39,601
*EPAM Systems, Inc.	519	122,100
*ePlus, Inc.	573	44,052
*Everbridge, Inc.	220	7,645
#*EverCommerce, Inc.	12	108
*Everspin Technologies, Inc.	4	30
*Extreme Networks, Inc.	1,509	16,901
*F5, Inc.	1,381	228,293
*Fabrinet	497	86,016
*Fair Isaac Corp.	236	267,466
*FARO Technologies, Inc.	4	75
*Fastly, Inc., Class A	2,830	35,800
*First Solar, Inc.	950	167,485
*Five9, Inc.	806	46,401
*Flex, Ltd.	7,103	203,501
*FormFactor, Inc.	1,023	45,616
*Fortinet, Inc.	4,031	254,679
*Franklin Wireless Corp.	4	12
*Frequency Electronics, Inc.	4	38
*Freshworks, Inc., Class A	3,460	61,761
*Gartner, Inc.	1,097	452,611
Gen Digital, Inc.	10,217	205,770
*Gitlab, Inc., Class A	231	12,121
#*GLOBALFOUNDRIES, Inc.	16	782
*Globant SA	866	154,659
*GoDaddy, Inc., Class A	1,167	142,817
*Grid Dynamics Holdings, Inc.	1,414	13,815
*GSI Technology, Inc.	4	16
*Guidewire Software, Inc.	831	91,742
Hackett Group, Inc. (The)	722	15,660
*Harmonic, Inc.	2,054	22,060
*HashiCorp, Inc., Class A	1,706	55,377
Hewlett Packard Enterprise Co.	12,982	220,694
HP, Inc.	9,783	274,804
*HubSpot, Inc.	153	92,545
*Ichor Holdings, Ltd.	909	35,251
*Identiv, Inc.	4	20
#*indie Semiconductor, Inc., Class A	3,817	21,452
#*Infinera Corp.	2,685	12,942
*Informatica, Inc., Class A	24	743
*Insight Enterprises, Inc.	692	126,338
*Instructure Holdings, Inc.	867	16,586
*Intapp, Inc.	717	22,170
Intel Corp.	28,920	881,192
#InterDigital, Inc.	892	88,067

35

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
International Business Machines Corp.	7,463	$1,240,351
*inTEST Corp.	12	135
*Intevac, Inc.	6	25
Intuit, Inc.	1,481	926,543
#*IonQ, Inc.	3,959	33,849
*IPG Photonics Corp.	835	70,123
*Iteris, Inc.	4	18
*Itron, Inc.	716	65,958
Jabil, Inc.	2,192	257,253
*Jamf Holding Corp.	1,786	34,773
*JFrog, Ltd.	1,297	51,724
Juniper Networks, Inc.	4,728	164,629
*Key Tronic Corp.	8	35
*Keysight Technologies, Inc.	2,671	395,148
*Kimball Electronics, Inc.	204	4,270
KLA Corp.	866	596,925
*Knowles Corp.	2,673	42,314
Kulicke & Soffa Industries, Inc.	1,460	67,569
*KVH Industries, Inc.	4	19
*Kyndryl Holdings, Inc.	7,638	150,163
Lam Research Corp.	759	678,857
#*Lattice Semiconductor Corp.	1,939	133,015
Littelfuse, Inc.	717	165,369
*LiveRamp Holdings, Inc.	1,473	47,298
#*Lumentum Holdings, Inc.	1,432	62,664
*Luna Innovations, Inc.	12	25
*MACOM Technology Solutions Holdings, Inc.	492	50,159
*Magnachip Semiconductor Corp.	12	60
*Manhattan Associates, Inc.	347	71,503
#*Marathon Digital Holdings, Inc.	5,299	85,102
Marvell Technology, Inc.	2,677	176,441
*Matterport, Inc.	2,676	12,310
*MaxLinear, Inc.	1,824	37,921
*MeridianLink, Inc.	1,242	20,717
Microchip Technology, Inc.	4,598	422,924
Micron Technology, Inc.	4,868	549,889
Microsoft Corp.	55,571	21,635,457
*Mirion Technologies, Inc.	4,671	50,774
*Mitek Systems, Inc.	12	152
MKS Instruments, Inc.	1,208	143,728
*Model N, Inc.	84	2,491
*MongoDB, Inc.	150	54,777
Monolithic Power Systems, Inc.	310	207,492
Motorola Solutions, Inc.	916	310,661
*N-able, Inc.	2,606	31,950
Napco Security Technologies, Inc.	733	29,833
*nCino, Inc.	1,836	53,538
*NCR Voyix Corp.	444	5,439
NetApp, Inc.	2,164	221,182
*NETGEAR, Inc.	8	118
*NetScout Systems, Inc.	1,816	34,976
Network-1 Technologies, Inc.	4	8
*nLight, Inc.	402	4,579
#*Novanta, Inc.	712	111,428
*Nutanix, Inc., Class A	3,810	231,267
NVE Corp.	142	11,559
NVIDIA Corp.	20,918	18,073,570
NXP Semiconductors NV	1,310	335,609

36

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Okta, Inc.	1,468	$136,495
*Olo, Inc., Class A	32	154
*ON Semiconductor Corp.	7,673	538,338
ON24, Inc.	12	79
*OneSpan, Inc.	8	87
*Onto Innovation, Inc.	850	157,666
*Optical Cable Corp.	4	11
Oracle Corp.	14,307	1,627,421
*OSI Systems, Inc.	383	50,342
*Palantir Technologies, Inc., Class A	9,566	210,165
#*Palo Alto Networks, Inc.	1,134	329,869
*PAR Technology Corp.	327	13,826
PC Connection, Inc.	1,567	97,107
*PDF Solutions, Inc.	454	13,656
Pegasystems, Inc.	1,368	81,287
*Perficient, Inc.	1,150	54,349
*Photronics, Inc.	1,319	36,154
*Plexus Corp.	729	73,636
Power Integrations, Inc.	1,199	79,997
*Powerfleet, Inc.	8	38
#*PowerSchool Holdings, Inc.	3,492	60,481
*Procore Technologies, Inc.	1,618	110,704
Progress Software Corp.	1,073	53,457
*PTC, Inc.	959	170,165
*Pure Storage, Inc., Class A	5,447	274,529
*Q2 Holdings, Inc.	674	34,637
*Qorvo, Inc.	2,248	262,656
QUALCOMM, Inc.	10,115	1,677,573
*Qualys, Inc.	545	89,331
*Rambus, Inc.	1,375	75,378
*Red Violet, Inc.	4	67
#ReposiTrak, Inc.	4	63
*RF Industries, Ltd.	4	12
*Ribbon Communications, Inc.	52	165
Richardson Electronics, Ltd.	4	42
*Rimini Street, Inc.	8	21
#*Riot Platforms, Inc.	6,912	69,880
*Rogers Corp.	412	49,065
Roper Technologies, Inc.	422	215,836
Salesforce, Inc.	4,911	1,320,764
*Samsara, Inc., Class A	748	26,128
*Sanmina Corp.	892	54,118
Sapiens International Corp. NV	1,062	32,710
*ScanSource, Inc.	576	23,973
Seagate Technology Holdings PLC	1,348	115,807
*SecureWorks Corp., Class A	4	24
*SEMrush Holdings, Inc., Class A	1,159	14,186
*SentinelOne, Inc., Class A	2,395	50,606
*ServiceNow, Inc.	635	440,265
*SigmaTron International, Inc.	4	17
*Silicon Laboratories, Inc.	523	63,539
*SiTime Corp.	187	16,665
*SkyWater Technology, Inc.	20	205
Skyworks Solutions, Inc.	1,269	135,263
*SMART Global Holdings, Inc.	771	14,086
*SmartRent, Inc.	60	139
*Smartsheet, Inc., Class A	1,463	55,345
*Snowflake, Inc., Class A	962	149,302

37

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*SolarEdge Technologies, Inc.	595	$34,897
SolarWinds Corp.	2,328	25,655
*Sono-Tek Corp.	12	54
*SoundThinking, Inc.	4	53
*Sprinklr, Inc., Class A	1,785	20,867
*SPS Commerce, Inc.	68	11,823
*Squarespace, Inc., Class A	702	24,472
*Stratasys, Ltd.	20	194
*Super Micro Computer, Inc.	454	389,895
*Synaptics, Inc.	508	45,700
*Synopsys, Inc.	418	221,787
Taitron Components, Inc.	2,421	7,638
TD SYNNEX Corp.	1,570	185,009
TE Connectivity, Ltd.	4,244	600,441
*Teledyne Technologies, Inc.	542	206,762
*Telos Corp.	10	34
*Teradata Corp.	1,127	41,812
Teradyne, Inc.	1,189	138,304
Texas Instruments, Inc.	6,870	1,212,005
*Trimble, Inc.	2,152	129,271
*TSR, Inc.	308	2,409
*TTM Technologies, Inc.	3,143	46,925
*Turtle Beach Corp.	4	56
*Twilio, Inc., Class A	3,236	193,772
*Tyler Technologies, Inc.	243	112,157
*UiPath, Inc., Class A	8,709	165,210
*Ultra Clean Holdings, Inc.	922	38,567
*Unisys Corp.	4	22
#*Unity Software, Inc.	5,949	144,382
Universal Display Corp.	792	125,120
*Varonis Systems, Inc.	849	37,144
*Veeco Instruments, Inc.	812	28,696
*Verint Systems, Inc.	1,328	40,212
*VeriSign, Inc.	695	117,789
*Vertex, Inc., Class A	74	2,156
*Viant Technology, Inc., Class A	8	70
*Viavi Solutions, Inc.	3,150	24,885
Vishay Intertechnology, Inc.	2,186	50,584
*Vishay Precision Group, Inc.	4	132
Vontier Corp.	3,803	154,516
*Western Digital Corp.	3,930	278,362
*Workday, Inc., Class A	804	196,763
Xerox Holdings Corp.	4,400	58,476
#*Xperi, Inc.	1,000	10,510
*Yext, Inc.	20	110
*Zebra Technologies Corp.	487	153,191
*Zoom Video Communications, Inc., Class A	2,560	156,416
*Zscaler, Inc.	222	38,393

TOTAL INFORMATION TECHNOLOGY		108,384,738

MATERIALS — (3.6%)
AdvanSix, Inc.	164	4,143
Air Products and Chemicals, Inc.	1,052	248,630
#Albemarle Corp.	475	57,147
Alcoa Corp.	7,203	253,113
Alpha Metallurgical Resources, Inc.	359	117,436
Amcor PLC	27,083	242,122
American Vanguard Corp.	8	91
AptarGroup, Inc.	1,522	219,746

38

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
*Arcadium Lithium PLC	2,227	$9,799
Arch Resources, Inc.	492	78,120
Ardagh Metal Packaging SA	6,627	26,177
*Arq, Inc.	3,130	24,289
*Ascent Industries Co.	4	41
Ashland, Inc.	1,193	113,729
#*Aspen Aerogels, Inc.	2,089	32,714
#*ATI, Inc.	3,160	188,652
Avery Dennison Corp.	1,313	285,289
Avient Corp.	1,654	70,163
*Axalta Coating Systems, Ltd.	4,892	153,804
Balchem Corp.	792	111,973
Ball Corp.	4,359	303,256
Berry Global Group, Inc.	3,480	197,107
*Bioceres Crop Solutions Corp.	385	4,543
Cabot Corp.	1,602	146,150
Caledonia Mining Corp. PLC	6	59
Carpenter Technology Corp.	979	83,900
Celanese Corp.	733	112,596
*Century Aluminum Co.	1,024	17,766
CF Industries Holdings, Inc.	3,013	237,937
Chemours Co. (The)	3,040	81,320
#*Clearwater Paper Corp.	260	11,710
*Cleveland-Cliffs, Inc.	9,170	154,973
*Coeur Mining, Inc.	12,040	54,421
Commercial Metals Co.	2,369	127,310
#Compass Minerals International, Inc.	422	5,254
Corteva, Inc.	8,796	476,127
Crown Holdings, Inc.	3,190	261,803
*Dakota Gold Corp.	24	64
Dow, Inc.	11,789	670,794
DuPont de Nemours, Inc.	4,135	299,787
Eagle Materials, Inc.	826	207,086
Eastman Chemical Co.	2,538	239,689
Ecolab, Inc.	1,885	426,293
*Ecovyst, Inc.	6,374	60,107
Element Solutions, Inc.	6,578	152,149
FMC Corp.	1,613	95,183
Freeport-McMoRan, Inc.	6,137	306,482
Friedman Industries, Inc.	4	78
*Gatos Silver, Inc.	24	230
Graphic Packaging Holding Co.	8,041	207,860
Greif, Inc., Class A	574	35,175
Greif, Inc., Class B	4	250
Hawkins, Inc.	635	48,114
Haynes International, Inc.	4	241
HB Fuller Co.	1,145	85,543
Hecla Mining Co.	8,850	41,860
Huntsman Corp.	4,048	96,585
*Idaho Strategic Resources, Inc.	6	51
*Ingevity Corp.	1,007	51,498
Innospec, Inc.	383	45,960
International Flavors & Fragrances, Inc.	1,739	147,206
International Paper Co.	7,874	275,118
*Intrepid Potash, Inc.	4	80
Kaiser Aluminum Corp.	491	44,431
*Knife River Corp.	1,081	84,523
Koppers Holdings, Inc.	701	35,947

39

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Kronos Worldwide, Inc.	1,139	$13,042
Linde PLC	3,658	1,613,032
Louisiana-Pacific Corp.	1,706	124,862
LyondellBasell Industries NV, Class A	4,883	488,153
Martin Marietta Materials, Inc.	720	422,690
Materion Corp.	428	49,194
Mativ Holdings, Inc.	1,203	21,967
#*McEwen Mining, Inc.	232	2,659
Mercer International, Inc.	534	5,409
*Metallus, Inc.	1,495	30,737
Minerals Technologies, Inc.	731	53,283
Mosaic Co. (The)	4,342	136,295
#*MP Materials Corp.	36	576
Myers Industries, Inc.	208	4,555
NewMarket Corp.	284	149,645
Newmont Corp.	8,870	360,477
*Nexa Resources SA	44	321
Northern Technologies International Corp.	4	71
Nucor Corp.	4,469	753,161
*O-I Glass, Inc.	3,717	55,606
Olin Corp.	4,260	222,713
Olympic Steel, Inc.	193	12,269
Orion SA	2,166	51,248
Packaging Corp. of America	1,919	331,949
Pactiv Evergreen, Inc.	3,824	58,278
*Perimeter Solutions SA	892	6,244
PPG Industries, Inc.	3,600	464,400
#*PureCycle Technologies, Inc.	3,133	14,631
Quaker Chemical Corp.	399	74,425
Radius Recycling, Inc.	8	139
#Ramaco Resources, Inc., Class A	962	15,084
*Ranpak Holdings Corp.	849	6,147
*Rayonier Advanced Materials, Inc.	20	75
Reliance, Inc.	493	140,367
Royal Gold, Inc.	965	115,925
RPM International, Inc.	1,637	175,012
Ryerson Holding Corp.	1,049	29,949
Sealed Air Corp.	2,681	84,398
Sensient Technologies Corp.	774	56,672
Sherwin-Williams Co. (The)	2,035	609,706
Silgan Holdings, Inc.	2,061	96,166
Sonoco Products Co.	3,421	191,747
#Southern Copper Corp.	800	93,336
Steel Dynamics, Inc.	2,363	307,474
Stepan Co.	578	47,968
*Summit Materials, Inc., Class A	3,212	124,947
SunCoke Energy, Inc.	2,370	24,435
Sylvamo Corp.	1,566	97,875
Tredegar Corp.	12	77
TriMas Corp.	4,556	118,410
Tronox Holdings PLC	3,558	60,450
United States Lime & Minerals, Inc.	102	31,620
United States Steel Corp.	2,626	95,849
*Universal Stainless & Alloy Products, Inc.	600	15,690
*US Gold Corp.	4	17
Vulcan Materials Co.	1,585	408,344
Warrior Met Coal, Inc.	310	21,188
Westlake Corp.	8	1,179

40

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Westrock Co.	56	$2,686
Worthington Steel, Inc.	16	493

TOTAL MATERIALS		16,667,111

REAL ESTATE — (0.3%)
*Anywhere Real Estate, Inc.	923	4,486
*CBRE Group, Inc., Class A	2,945	255,891
*Compass, Inc., Class A	7,655	24,113
*Comstock Holding Cos., Inc.	4	29
*CoStar Group, Inc.	4,104	375,639
*Cushman & Wakefield PLC	4,950	47,768
DigitalBridge Group, Inc.	2,551	41,938
#eXp World Holdings, Inc.	1,675	16,683
*Five Point Holdings LLC, Class A	16	45
*Forestar Group, Inc.	2,133	66,102
*FRP Holdings, Inc.	8	243
*Howard Hughes Holdings, Inc.	870	56,689
*Jones Lang LaSalle, Inc.	906	163,714
Kennedy-Wilson Holdings, Inc.	3,925	33,716
Marcus & Millichap, Inc.	1,086	34,394
*Maui Land & Pineapple Co., Inc.	4	78
Newmark Group, Inc., Class A	4,432	42,414
*Opendoor Technologies, Inc.	18,057	35,933
RMR Group, Inc. (The), Class A	4	95
St. Joe Co. (The)	1,166	66,695
*Stratus Properties, Inc.	4	91
*Tejon Ranch Co.	4	67
*Zillow Group, Inc., Class A	12	504
*Zillow Group, Inc., Class C	3,768	160,404

TOTAL REAL ESTATE		1,427,731

UTILITIES — (2.1%)
AES Corp. (The)	7,907	141,535
ALLETE, Inc.	987	58,450
Alliant Energy Corp.	4,446	221,411
*Altus Power, Inc.	2,368	8,691
Ameren Corp.	1,470	108,589
American Electric Power Co., Inc.	5,625	483,919
American States Water Co.	414	29,328
American Water Works Co., Inc.	1,054	128,925
Atmos Energy Corp.	840	99,036
Avangrid, Inc.	346	12,639
Avista Corp.	1,085	39,038
Black Hills Corp.	440	24,156
Brookfield Renewable Corp., Class A	2,001	46,503
California Water Service Group	484	23,774
CenterPoint Energy, Inc.	3,266	95,171
Chesapeake Utilities Corp.	127	13,445
Clearway Energy, Inc., Class A	8	174
Clearway Energy, Inc., Class C	16	374
CMS Energy Corp.	1,630	98,794
Consolidated Edison, Inc.	2,982	281,501
Consolidated Water Co., Ltd.	4	102
Constellation Energy Corp.	2,723	506,315
Dominion Energy, Inc.	9,094	463,612
DTE Energy Co.	1,246	137,459
Duke Energy Corp.	4,773	468,995
Edison International	2,909	206,713
Entergy Corp.	1,254	133,764

41

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
Essential Utilities, Inc.	3,330	$121,811
Evergy, Inc.	2,424	127,139
Eversource Energy	2,014	122,089
Exelon Corp.	9,176	344,834
FirstEnergy Corp.	3,110	119,237
Genie Energy, Ltd., Class B	46	703
Global Water Resources, Inc.	4	49
Hawaiian Electric Industries, Inc.	2,363	23,276
#IDACORP, Inc.	669	63,408
#MGE Energy, Inc.	437	34,226
*Montauk Renewables, Inc.	1,738	6,257
National Fuel Gas Co.	1,652	87,721
New Jersey Resources Corp.	1,364	59,593
NextEra Energy, Inc.	10,277	688,251
NiSource, Inc.	7,678	213,909
Northwest Natural Holding Co.	399	15,222
Northwestern Energy Group, Inc.	932	47,010
NRG Energy, Inc.	3,694	268,443
OGE Energy Corp.	1,954	67,706
ONE Gas, Inc.	202	13,033
Ormat Technologies, Inc.	885	56,490
#Otter Tail Corp.	789	67,349
PG&E Corp.	24,414	417,723
#Pinnacle West Capital Corp.	2,515	185,230
PNM Resources, Inc.	276	10,229
Portland General Electric Co.	5,161	223,110
PPL Corp.	8,241	226,298
Public Service Enterprise Group, Inc.	4,884	337,387
*Pure Cycle Corp.	4	38
Sempra	6,574	470,896
SJW Group	124	6,752
Southern Co. (The)	6,709	493,111
Southwest Gas Holdings, Inc.	1,290	96,260
Spire, Inc.	604	37,321
UGI Corp.	6,030	154,127
Unitil Corp.	68	3,464
Vistra Corp.	5,876	445,636
WEC Energy Group, Inc.	1,811	149,661
Xcel Energy, Inc.	4,015	215,726
York Water Co. (The)	4	142

TOTAL UTILITIES		9,853,280

TOTAL COMMON STOCKS		450,980,076

RIGHT/WARRANT — (0.0%)
COMMUNICATION SERVICES — (0.0%)
*»Mirati Therapeutics	45	24

TOTAL RIGHT/WARRANT		24

TOTAL INVESTMENTS SECURITIES— (97.8%) (Cost $416,676,325)		450,980,100

SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term Investment Fund	881,163	10,193,299

TOTAL INVESTMENTS — (100.0%) (Cost $426,869,624)		$461,173,399

42

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$35,408,155	$—	$—	$35,408,155
Consumer Discretionary	47,916,870	—	—	47,916,870
Consumer Staples	27,250,432	—	—	27,250,432
Energy	29,986,869	—	—	29,986,869
Financials	65,899,503	—	—	65,899,503
Health Care	49,436,309	—	—	49,436,309
Industrials	58,749,078	—	—	58,749,078
Information Technology	108,384,738	—	—	108,384,738
Materials	16,667,111	—	—	16,667,111
Real Estate	1,427,731	—	—	1,427,731
Utilities	9,853,280	—	—	9,853,280
Right/Warrant
Communication Services	—	24	—	24
Securities Lending Collateral	—	10,193,299	—	10,193,299

Total Investments	$450,980,076	$10,193,323	$—	$461,173,399

43

DIMENSIONAL US HIGH PROFITABILITY ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (1.0%)
#*Charter Communications, Inc., Class A	39,847	$10,198,441
*Live Nation Entertainment, Inc.	28,329	2,518,731
Omnicom Group, Inc.	133,055	12,352,826
Verizon Communications, Inc.	660,758	26,093,334
#Warner Music Group Corp., Class A	16,884	557,172

TOTAL COMMUNICATION SERVICES		51,720,504

CONSUMER DISCRETIONARY — (9.3%)
#Best Buy Co., Inc.	344,639	25,379,216
Booking Holdings, Inc.	1,308	4,515,255
*Burlington Stores, Inc.	25,060	4,509,296
*Chipotle Mexican Grill, Inc.	8,700	27,488,520
#Darden Restaurants, Inc.	69,459	10,655,705
Dick’s Sporting Goods, Inc.	8,023	1,612,142
*Expedia Group, Inc.	67,954	9,148,647
Genuine Parts Co.	20,014	3,146,401
Home Depot, Inc. (The)	375,322	125,440,119
Las Vegas Sands Corp.	195,878	8,689,148
Lowe’s Cos., Inc.	34,682	7,907,149
*Lululemon Athletica, Inc.	49,980	18,022,788
Marriott International, Inc., Class A	6,900	1,629,297
*NVR, Inc.	1,145	8,517,483
*O’Reilly Automotive, Inc.	605	613,022
Pool Corp.	11,384	4,127,042
Ross Stores, Inc.	232,304	30,094,983
*Royal Caribbean Cruises, Ltd.	225,712	31,516,167
Service Corp. International	217,775	15,616,645
Tapestry, Inc.	28,001	1,117,800
TJX Cos., Inc. (The)	719,847	67,730,404
#Tractor Supply Co.	161,202	44,021,042
*Ulta Beauty, Inc.	33,772	13,672,257
#Williams-Sonoma, Inc.	85,872	24,626,372

TOTAL CONSUMER DISCRETIONARY		489,796,900

CONSUMER STAPLES — (8.2%)
Albertsons Cos., Inc., Class A	188,490	3,845,196
Altria Group, Inc.	140,523	6,156,313
*BJ’s Wholesale Club Holdings, Inc.	46,895	3,502,119
*Celsius Holdings, Inc.	9,619	685,546
Clorox Co. (The)	51,149	7,563,403
Coca-Cola Co. (The)	464,861	28,714,464
Colgate-Palmolive Co.	366,493	33,688,036
Costco Wholesale Corp.	13,548	9,793,849
Dollar General Corp.	56,588	7,876,484
Hershey Co. (The)	38,645	7,494,038
Kellanova	200,955	11,627,256
Kenvue, Inc.	288,499	5,429,550
Kimberly-Clark Corp.	215,188	29,379,618
Kroger Co. (The)	992,635	54,972,126
Lamb Weston Holdings, Inc.	60,102	5,008,901
PepsiCo, Inc.	715,578	125,877,326
Procter & Gamble Co. (The)	122,343	19,966,378
Sysco Corp.	402,885	29,942,413
Target Corp.	255,223	41,085,798

TOTAL CONSUMER STAPLES		432,608,814

1

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
ENERGY — (6.1%)
APA Corp.	140,315	$4,411,504
Cheniere Energy, Inc.	219,571	34,652,695
#Chesapeake Energy Corp.	62,129	5,584,155
ConocoPhillips	533,111	66,969,404
Coterra Energy, Inc.	78,770	2,155,147
Devon Energy Corp.	491,899	25,175,391
EOG Resources, Inc.	125,499	16,582,183
#Halliburton Co.	673,307	25,228,813
Hess Corp.	81,201	12,788,345
Marathon Petroleum Corp.	143,973	26,162,774
#Occidental Petroleum Corp.	811,945	53,702,042
ONEOK, Inc.	135,477	10,718,940
Ovintiv, Inc.	44,573	2,287,486
Pioneer Natural Resources Co.	14,933	4,021,756
Targa Resources Corp.	144,421	16,472,659
Texas Pacific Land Corp.	6,096	3,513,125
Valero Energy Corp.	85,293	13,635,792

TOTAL ENERGY		324,062,211

FINANCIALS — (10.6%)
American Express Co.	124,462	29,127,842
Ameriprise Financial, Inc.	148,963	61,341,474
Aon PLC, Class A	59,867	16,883,093
Discover Financial Services	162,389	20,579,558
Equitable Holdings, Inc.	195,337	7,209,889
FactSet Research Systems, Inc.	8,101	3,377,226
First Citizens BancShares, Inc., Class A	7,710	13,004,920
LPL Financial Holdings, Inc.	45,599	12,272,059
Marsh & McLennan Cos., Inc.	8,580	1,711,109
Mastercard, Inc., Class A	351,640	158,659,968
Moody’s Corp.	49,922	18,487,614
Principal Financial Group, Inc.	39,818	3,151,196
Prudential Financial, Inc.	2,069	228,583
Travelers Cos., Inc. (The)	14,977	3,177,520
Visa, Inc., Class A	771,688	207,283,114

TOTAL FINANCIALS		556,495,165

HEALTH CARE — (15.4%)
AbbVie, Inc.	850,952	138,398,833
Amgen, Inc.	239,630	65,644,242
Baxter International, Inc.	13,000	524,810
Bristol-Myers Squibb Co.	841,043	36,955,430
Bruker Corp.	5,236	408,460
Cardinal Health, Inc.	43,671	4,499,860
#Cencora, Inc.	95,299	22,781,226
*DaVita, Inc.	37,417	5,201,337
Eli Lilly & Co.	346,733	270,833,146
Gilead Sciences, Inc.	651,971	42,508,509
HCA Healthcare, Inc.	11,298	3,500,346
*Hologic, Inc.	29,642	2,245,974
*IDEXX Laboratories, Inc.	54,281	26,747,506
*IQVIA Holdings, Inc.	4,760	1,103,225
Johnson & Johnson	937,382	135,536,039
*Medpace Holdings, Inc.	3,396	1,318,837
Merck & Co., Inc.	27,395	3,539,982
*Mettler-Toledo International, Inc.	11,341	13,946,028

2

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Solventum Corp.	12,239	$795,658
*Waters Corp.	24,280	7,503,491
Zoetis, Inc.	164,851	26,250,873

TOTAL HEALTH CARE		810,243,812

INDUSTRIALS — (17.0%)
3M Co.	48,958	4,724,937
Advanced Drainage Systems, Inc.	30,322	4,760,554
Allegion PLC	64,326	7,819,469
Automatic Data Processing, Inc.	258,317	62,484,299
Booz Allen Hamilton Holding Corp.	43,709	6,454,508
Broadridge Financial Solutions, Inc.	59,867	11,578,876
*Builders FirstSource, Inc.	70,568	12,901,242
Carrier Global Corp.	576	35,418
Caterpillar, Inc.	313,206	104,789,331
Cintas Corp.	46,390	30,540,393
*Core & Main, Inc., Class A	3,999	225,824
CSX Corp.	712,847	23,680,777
Deere & Co.	164,205	64,271,479
Delta Air Lines, Inc.	520,294	26,051,121
Expeditors International of Washington, Inc.	36,133	4,021,964
Fastenal Co.	58,905	4,002,006
Ferguson PLC	173,106	36,334,949
Honeywell International, Inc.	188,830	36,393,206
Illinois Tool Works, Inc.	107,537	26,250,857
JB Hunt Transport Services, Inc.	46,210	7,512,360
Lennox International, Inc.	2,767	1,282,283
Lincoln Electric Holdings, Inc.	27,655	6,071,102
Lockheed Martin Corp.	102,681	47,739,477
Old Dominion Freight Line, Inc.	46,189	8,393,003
Paychex, Inc.	220,580	26,207,110
Robert Half, Inc.	116,975	8,087,651
Rockwell Automation, Inc.	46,698	12,653,290
Rollins, Inc.	138,755	6,182,923
Toro Co. (The)	3,872	339,148
Union Pacific Corp.	387,185	91,824,795
*United Airlines Holdings, Inc.	82,667	4,254,044
United Parcel Service, Inc., Class B	387,099	57,089,360
United Rentals, Inc.	75,730	50,586,883
Verisk Analytics, Inc.	82,453	17,971,456
Vertiv Holdings Co., Class A	179,614	16,704,102
Waste Management, Inc.	169,286	35,214,874
WW Grainger, Inc.	34,051	31,372,889
*XPO, Inc.	16,700	1,794,582

TOTAL INDUSTRIALS		898,602,542

INFORMATION TECHNOLOGY — (28.5%)
Accenture PLC, Class A	117,217	35,271,768
*Adobe, Inc.	15,400	7,127,582
Apple, Inc.	1,486,314	253,163,864
Applied Materials, Inc.	377,178	74,926,410
*AppLovin Corp., Class A	37,616	2,654,561
*Autodesk, Inc.	49,674	10,573,111
Broadcom, Inc.	84,412	109,758,391
CDW Corp.	182,180	44,062,055
*Corpay, Inc.	47,810	14,445,313
Dell Technologies, Inc., Class C	485	60,450
*Enphase Energy, Inc.	18,336	1,994,223
*Fortinet, Inc.	104,829	6,623,096

3

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Gartner, Inc.	51,670	$21,318,525
Gen Digital, Inc.	240,356	4,840,770
*GoDaddy, Inc., Class A	2,951	361,143
International Business Machines Corp.	550,588	91,507,726
#Jabil, Inc.	119,881	14,069,234
KLA Corp.	51,931	35,795,519
Lam Research Corp.	55,732	49,847,258
*Manhattan Associates, Inc.	9,944	2,049,061
Microchip Technology, Inc.	192,055	17,665,219
Microsoft Corp.	632,880	246,399,170
Motorola Solutions, Inc.	24,290	8,237,954
NetApp, Inc.	86,479	8,839,019
NVIDIA Corp.	244,166	210,964,307
NXP Semiconductors NV	98,137	25,141,718
Oracle Corp.	612,380	69,658,225
QUALCOMM, Inc.	257,228	42,661,264
Seagate Technology Holdings PLC	53,421	4,589,398
#Teradyne, Inc.	16,901	1,965,924
Texas Instruments, Inc.	480,697	84,804,565

TOTAL INFORMATION TECHNOLOGY		1,501,376,823

MATERIALS — (1.7%)
Avery Dennison Corp.	62,638	13,609,985
CF Industries Holdings, Inc.	20,867	1,647,867
*Cleveland-Cliffs, Inc.	7,013	118,520
Crown Holdings, Inc.	13,599	1,116,070
Dow, Inc.	16,925	963,032
LyondellBasell Industries NV, Class A	167,708	16,765,769
Nucor Corp.	69,195	11,661,433
Sherwin-Williams Co. (The)	122,722	36,768,738
#Southern Copper Corp.	8,586	1,001,729
Steel Dynamics, Inc.	66,461	8,647,905

TOTAL MATERIALS		92,301,048

UTILITIES — (0.3%)
NRG Energy, Inc.	8,096	588,336
Vistra Corp.	179,818	13,637,397

TOTAL UTILITIES		14,225,733

TOTAL COMMON STOCKS		5,171,433,552

TOTAL INVESTMENTS SECURITIES— (98.1%) (Cost $4,600,826,815)		5,171,433,552

SECURITIES LENDING COLLATERAL — (1.9%)
@§The DFA Short Term Investment Fund	8,708,671	100,741,904

TOTAL INVESTMENTS — (100.0%) (Cost $4,701,568,719)		$5,272,175,456

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company

4

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$51,720,503	$—	$—	$51,720,503
Consumer Discretionary	489,796,900	—	—	489,796,900
Consumer Staples	432,608,814	—	—	432,608,814
Energy	324,062,211	—	—	324,062,211
Financials	556,495,165	—	—	556,495,165
Health Care	810,243,812	—	—	810,243,812
Industrials	898,602,541	—	—	898,602,541
Information Technology	1,501,376,824	—	—	1,501,376,824
Materials	92,301,049	—	—	92,301,049
Utilities	14,225,733	—	—	14,225,733
Securities Lending Collateral	—	100,741,904	—	100,741,904

Total Investments	$5,171,433,552	$100,741,904	$—	$5,272,175,456

5

DIMENSIONAL US LARGE CAP VALUE ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (6.2%)
AT&T, Inc.	1,139,708	$19,249,668
*Charter Communications, Inc., Class A	678	173,527
Comcast Corp., Class A	711,112	27,100,478
Electronic Arts, Inc.	28,278	3,586,216
Fox Corp., Class A	72,561	2,250,117
Fox Corp., Class B	27,514	789,102
Interpublic Group of Cos., Inc. (The)	56,007	1,704,853
*Liberty Media Corp.-Liberty Formula One	4,548	318,224
*Liberty Media Corp.-Liberty Formula One	4	249
*Liberty Media Corp.-Liberty SiriusXM	48	1,155
*Liberty Media Corp.-Liberty SiriusXM	10,457	251,595
News Corp., Class A	55,335	1,316,973
News Corp., Class B	8,791	215,731
Omnicom Group, Inc.	5,901	547,849
#Paramount Global, Class A	8	166
*Take-Two Interactive Software, Inc.	21,292	3,040,711
T-Mobile US, Inc.	83,758	13,750,551
Verizon Communications, Inc.	669,019	26,419,560
Walt Disney Co. (The)	91,850	10,204,535
*Warner Bros Discovery, Inc.	198,865	1,463,646

TOTAL COMMUNICATION SERVICES		112,384,906

CONSUMER DISCRETIONARY — (4.5%)
*Aptiv PLC	44,476	3,157,796
Aramark	71,429	2,250,728
Autoliv, Inc.	1,011	121,108
BorgWarner, Inc.	79,609	2,608,787
*Caesars Entertainment, Inc.	2,702	96,786
#*CarMax, Inc.	6,172	419,511
*Carnival Corp.	41,554	615,830
DR Horton, Inc.	63,764	9,085,732
eBay, Inc.	149,204	7,689,974
Ford Motor Co.	529,071	6,428,213
Garmin, Ltd.	54,375	7,855,556
General Motors Co.	242,525	10,799,638
Gentex Corp.	148	5,076
Genuine Parts Co.	24,305	3,820,989
Hasbro, Inc.	536	32,857
Hyatt Hotels Corp., Class A	1,712	254,729
Lear Corp.	2,316	291,515
Lennar Corp., Class A	57,808	8,764,849
Lennar Corp., Class B	12	1,685
LKQ Corp.	56,303	2,428,348
*Mohawk Industries, Inc.	2,107	242,979
*NVR, Inc.	327	2,432,504
#Penske Automotive Group, Inc.	3,561	544,513
PulteGroup, Inc.	85,663	9,544,571
Tapestry, Inc.	1,515	60,479
Toll Brothers, Inc.	9,313	1,109,271
*TopBuild Corp.	860	348,016

TOTAL CONSUMER DISCRETIONARY		81,012,040

CONSUMER STAPLES — (5.0%)
Albertsons Cos., Inc., Class A	96,268	1,963,867
Archer-Daniels-Midland Co.	45,730	2,682,522

1

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Bunge Global SA	30,934	$3,147,844
#Campbell Soup Co.	57,996	2,650,997
Casey’s General Stores, Inc.	3,103	991,657
Conagra Brands, Inc.	49,252	1,515,977
Constellation Brands, Inc., Class A	13,274	3,364,428
*Coty, Inc., Class A	7,700	88,088
*Darling Ingredients, Inc.	26,674	1,130,177
Dollar General Corp.	9,542	1,328,151
*Dollar Tree, Inc.	49,808	5,889,796
General Mills, Inc.	129,768	9,143,453
Hormel Foods Corp.	41,786	1,485,910
J.M. Smucker Co. (The)	35,803	4,111,974
Kenvue, Inc.	392,968	7,395,658
Keurig Dr Pepper, Inc.	99,697	3,359,789
Kraft Heinz Co. (The)	34,870	1,346,331
Kroger Co. (The)	209,218	11,586,493
McCormick & Co., Inc.	7,701	585,738
Molson Coors Beverage Co., Class B	12,308	704,756
Mondelez International, Inc., Class A	176,030	12,663,598
*Performance Food Group Co.	27,324	1,854,753
Target Corp.	6,705	1,079,371
Tyson Foods, Inc., Class A	141,938	8,608,540
*US Foods Holding Corp.	41,229	2,071,757
Walgreens Boots Alliance, Inc.	23,156	410,556

TOTAL CONSUMER STAPLES		91,162,181

ENERGY — (14.4%)
*Antero Resources Corp.	11,888	404,311
Baker Hughes Co.	257,331	8,394,137
#Chesapeake Energy Corp.	17,836	1,603,100
Chevron Corp.	275,027	44,353,604
ConocoPhillips	242,236	30,429,686
Coterra Energy, Inc.	134,687	3,685,036
Devon Energy Corp.	128,391	6,571,051
Diamondback Energy, Inc.	70,611	14,201,990
EOG Resources, Inc.	71,213	9,409,374
#EQT Corp.	30,133	1,208,032
Exxon Mobil Corp.	632,939	74,857,695
Halliburton Co.	193,182	7,238,530
HF Sinclair Corp.	18,556	1,006,663
Kinder Morgan, Inc.	363,593	6,646,480
Marathon Oil Corp.	85,614	2,298,736
Marathon Petroleum Corp.	61,582	11,190,681
Matador Resources Co.	132	8,224
NOV, Inc.	40	740
#Occidental Petroleum Corp.	60,305	3,988,573
ONEOK, Inc.	10,051	795,235
Ovintiv, Inc.	50,012	2,566,616
Permian Resources Corp.	529	8,861
Phillips 66	49,255	7,053,809
Pioneer Natural Resources Co.	27,220	7,330,890
Schlumberger NV	26,316	1,249,484
Valero Energy Corp.	65,852	10,527,759
Williams Cos., Inc. (The)	89,048	3,415,881

TOTAL ENERGY		260,445,178

FINANCIALS — (23.6%)
Aflac, Inc.	46,208	3,865,299
Allstate Corp. (The)	5,677	965,431

2

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Ally Financial, Inc.	15,421	$591,395
American Financial Group, Inc.	1,075	137,331
American International Group, Inc.	133,364	10,043,643
*Arch Capital Group, Ltd.	65,191	6,097,966
Assurant, Inc.	32	5,581
Bank of America Corp.	502,195	18,586,237
Bank of New York Mellon Corp. (The)	211,999	11,975,824
*Berkshire Hathaway, Inc., Class B	88,069	34,939,614
BlackRock, Inc.	3,703	2,794,432
*Block, Inc.	39,888	2,911,824
Capital One Financial Corp.	54,556	7,824,967
Carlyle Group, Inc. (The)	20,645	924,896
Chubb, Ltd.	41,475	10,312,344
Cincinnati Financial Corp.	4,595	531,596
Citigroup, Inc.	136,146	8,349,834
Citizens Financial Group, Inc.	12,872	439,064
CME Group, Inc.	663	138,991
CNA Financial Corp.	40	1,758
#Corebridge Financial, Inc.	65,866	1,749,401
Discover Financial Services	72,664	9,208,709
East West Bancorp, Inc.	6,906	514,428
Everest Group, Ltd.	19,062	6,984,507
Fidelity National Financial, Inc.	30,151	1,492,474
Fidelity National Information Services, Inc.	77,080	5,235,274
Fifth Third Bancorp	199,460	7,272,312
First Citizens BancShares, Inc., Class A	2,114	3,565,811
*Fiserv, Inc.	43,582	6,653,664
Franklin Resources, Inc.	136	3,106
Global Payments, Inc.	31,029	3,809,430
Globe Life, Inc.	16,269	1,239,210
Goldman Sachs Group, Inc. (The)	46,193	19,711,015
Hartford Financial Services Group, Inc. (The)	126,491	12,255,713
Huntington Bancshares, Inc.	187,196	2,521,530
Intercontinental Exchange, Inc.	6,317	813,377
Invesco, Ltd.	9,985	141,487
Jefferies Financial Group, Inc.	68	2,928
JPMorgan Chase & Co.	430,324	82,510,324
KeyCorp	101,448	1,469,982
Loews Corp.	90,570	6,806,335
M&T Bank Corp.	25,354	3,660,864
*Markel Group, Inc.	1,727	2,518,657
MetLife, Inc.	71,043	5,049,736
Morgan Stanley	191,586	17,403,672
Nasdaq, Inc.	1,391	83,251
Northern Trust Corp.	25,134	2,070,790
*PayPal Holdings, Inc.	76,118	5,169,935
PNC Financial Services Group, Inc. (The)	28,869	4,424,463
Principal Financial Group, Inc.	51,365	4,065,026
Prudential Financial, Inc.	93,234	10,300,492
Raymond James Financial, Inc.	53,870	6,572,140
Regions Financial Corp.	493,860	9,516,682
Reinsurance Group of America, Inc.	4,146	775,261
RenaissanceRe Holdings, Ltd.	2,055	450,559
*Robinhood Markets, Inc., Class A	60	989
State Street Corp.	37,345	2,707,139
Synchrony Financial	84,005	3,694,540
T. Rowe Price Group, Inc.	26,679	2,923,218
Travelers Cos., Inc. (The)	49,371	10,474,551

3

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Truist Financial Corp.	110,929	$4,165,384
Unum Group	7,817	396,322
US Bancorp	124,324	5,051,284
W. R. Berkley Corp.	35,481	2,730,973
Webster Financial Corp.	3,766	165,064
Wells Fargo & Co.	430,018	25,508,668
Willis Towers Watson PLC	8,586	2,156,288

TOTAL FINANCIALS		427,434,992

HEALTH CARE — (12.6%)
Abbott Laboratories	98,968	10,487,639
*Align Technology, Inc.	16	4,518
*Avantor, Inc.	64,851	1,571,340
Baxter International, Inc.	30,186	1,218,609
Becton Dickinson & Co.	42,946	10,075,132
*Biogen, Inc.	22,897	4,918,734
*BioMarin Pharmaceutical, Inc.	6,309	509,515
*Boston Scientific Corp.	48,950	3,518,037
Bristol-Myers Squibb Co.	224,566	9,867,430
*Centene Corp.	87,713	6,408,312
*Charles River Laboratories International, Inc.	10,030	2,296,870
Cigna Group (The)	45,002	16,067,514
*Cooper Cos., Inc. (The)	9,928	884,188
CVS Health Corp.	200,942	13,605,783
Danaher Corp.	64,169	15,825,359
DENTSPLY SIRONA, Inc.	4,663	139,937
Elevance Health, Inc.	39,116	20,675,935
*Exact Sciences Corp.	20	1,187
*Fortrea Holdings, Inc.	13,502	494,038
GE HealthCare Technologies, Inc.	90,843	6,925,896
Gilead Sciences, Inc.	159,589	10,405,203
*Henry Schein, Inc.	8,212	568,927
*Hologic, Inc.	28,846	2,185,661
Humana, Inc.	10,545	3,185,539
*Illumina, Inc.	1,931	237,610
*Incyte Corp.	4,342	226,001
*Jazz Pharmaceuticals PLC	44	4,873
Johnson & Johnson	1,177	170,182
Laboratory Corp. of America Holdings	40,622	8,180,052
McKesson Corp.	796	427,619
Medtronic PLC	156,093	12,524,902
*Moderna, Inc.	16,115	1,777,646
*Molina Healthcare, Inc.	1,011	345,863
Pfizer, Inc.	215,733	5,527,079
Quest Diagnostics, Inc.	27,268	3,767,892
*Regeneron Pharmaceuticals, Inc.	11,337	10,097,412
Revvity, Inc.	3,829	392,358
*Solventum Corp.	6,224	404,622
STERIS PLC	14,177	2,900,047
Teleflex, Inc.	3,597	750,874
Thermo Fisher Scientific, Inc.	26,104	14,845,867
*United Therapeutics Corp.	3,383	792,738
#UnitedHealth Group, Inc.	15,451	7,473,649
Universal Health Services, Inc., Class B	46,145	7,864,492
Viatris, Inc.	133,548	1,545,150
Zimmer Biomet Holdings, Inc.	50,793	6,109,382

TOTAL HEALTH CARE		228,207,613

4

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (13.5%)
3M Co.	24,897	$2,402,809
AECOM	310	28,632
AGCO Corp.	2,543	290,385
AMETEK, Inc.	30,255	5,284,338
*Builders FirstSource, Inc.	36,297	6,635,818
Carlisle Cos., Inc.	7,612	2,955,359
Carrier Global Corp.	116,367	7,155,407
CSX Corp.	232	7,707
Cummins, Inc.	39,973	11,291,973
Deere & Co.	13,168	5,154,087
Delta Air Lines, Inc.	171,679	8,595,968
Dover Corp.	27,471	4,925,550
Eaton Corp. PLC	29,661	9,439,910
EMCOR Group, Inc.	3,023	1,079,725
Emerson Electric Co.	26,602	2,867,164
FedEx Corp.	42,661	11,167,797
Fortive Corp.	42,240	3,179,405
Fortune Brands Innovations, Inc.	7,587	554,610
*GE Vernova, Inc.	470	72,244
General Dynamics Corp.	32,056	9,202,957
General Electric Co.	941	152,273
*GXO Logistics, Inc.	112	5,562
Howmet Aerospace, Inc.	228	15,219
Huntington Ingalls Industries, Inc.	2,233	618,385
IDEX Corp.	2,625	578,707
Ingersoll Rand, Inc.	110,747	10,334,910
Jacobs Solutions, Inc.	16,550	2,375,421
JB Hunt Transport Services, Inc.	9,069	1,474,347
Johnson Controls International PLC	137,571	8,951,745
Knight-Swift Transportation Holdings, Inc.	6,414	296,519
L3Harris Technologies, Inc.	31,868	6,821,345
Leidos Holdings, Inc.	28,126	3,943,828
*NEXTracker, Inc., Class A	8,505	363,929
Norfolk Southern Corp.	26,904	6,196,529
Northrop Grumman Corp.	10,549	5,116,581
nVent Electric PLC	4,342	312,928
Otis Worldwide Corp.	53,897	4,915,406
Owens Corning	42,699	7,182,399
PACCAR, Inc.	111,626	11,844,635
Parker-Hannifin Corp.	9,289	5,061,669
Pentair PLC	57,170	4,521,575
Quanta Services, Inc.	20,692	5,350,123
Regal Rexnord Corp.	12	1,936
Republic Services, Inc.	33,577	6,436,711
RTX Corp.	122,423	12,428,383
Sensata Technologies Holding PLC	104	3,984
Snap-on, Inc.	15,183	4,068,437
#Southwest Airlines Co.	99,753	2,587,593
SS&C Technologies Holdings, Inc.	43,165	2,671,482
Stanley Black & Decker, Inc.	11,476	1,048,906
Textron, Inc.	96,516	8,164,288
TransUnion	51,369	3,749,937
#*U-Haul Holding Co.	1,790	113,182
U-Haul Holding Co.	33,388	2,047,352
*United Airlines Holdings, Inc.	54,410	2,799,939

5

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
United Rentals, Inc.	19,517	$13,037,161
Veralto Corp.	12,806	1,199,666
Vestis Corp.	20,571	378,918
Westinghouse Air Brake Technologies Corp.	26,462	4,262,499
Xylem, Inc.	12,905	1,686,683

TOTAL INDUSTRIALS		245,412,937

INFORMATION TECHNOLOGY — (10.6%)
*Advanced Micro Devices, Inc.	62,567	9,909,362
*Akamai Technologies, Inc.	26,129	2,637,200
Amdocs, Ltd.	97,033	8,149,802
Analog Devices, Inc.	64,310	12,901,229
*Arrow Electronics, Inc.	96	12,256
*Aspen Technology, Inc.	752	148,046
Cisco Systems, Inc.	478,525	22,481,105
Cognizant Technology Solutions Corp., Class A	156,183	10,258,099
Corning, Inc.	413,511	13,802,997
*EPAM Systems, Inc.	2,836	667,197
*F5, Inc.	5,560	919,124
*First Solar, Inc.	3,868	681,928
*Flex, Ltd.	48,831	1,399,008
#*GLOBALFOUNDRIES, Inc.	17,131	837,363
Hewlett Packard Enterprise Co.	566,842	9,636,314
HP, Inc.	339,423	9,534,392
Intel Corp.	391,998	11,944,179
Jabil, Inc.	4,999	586,683
Juniper Networks, Inc.	165,674	5,768,769
*Keysight Technologies, Inc.	27,329	4,043,052
Marvell Technology, Inc.	68,985	4,546,801
Micron Technology, Inc.	122,317	13,816,928
*Okta, Inc.	8,064	749,791
*ON Semiconductor Corp.	77,434	5,432,769
*Qorvo, Inc.	5,575	651,383
Roper Technologies, Inc.	3,510	1,795,225
Salesforce, Inc.	57,234	15,392,512
Skyworks Solutions, Inc.	26,938	2,871,321
TD SYNNEX Corp.	1,872	220,597
TE Connectivity, Ltd.	81,907	11,588,202
*Teledyne Technologies, Inc.	5,297	2,020,700
*Trimble, Inc.	5,581	335,251
*Twilio, Inc., Class A	1,426	85,389
#*Unity Software, Inc.	3,116	75,625
*Western Digital Corp.	28,537	2,021,276
*Zebra Technologies Corp.	11,793	3,709,606
*Zoom Video Communications, Inc., Class A	12,576	768,394

TOTAL INFORMATION TECHNOLOGY		192,399,875

MATERIALS — (8.2%)
Air Products and Chemicals, Inc.	19,421	4,589,959
#Albemarle Corp.	4,354	523,830
Amcor PLC	178,920	1,599,545
Ball Corp.	76,712	5,336,854
Celanese Corp.	17,878	2,746,240
CF Industries Holdings, Inc.	33,285	2,628,516
*Cleveland-Cliffs, Inc.	23,247	392,874
Corteva, Inc.	57,501	3,112,529
Crown Holdings, Inc.	7,069	580,153
Dow, Inc.	290,273	16,516,534
DuPont de Nemours, Inc.	39,236	2,844,610

6

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Eastman Chemical Co.	58,341	$5,509,724
Freeport-McMoRan, Inc.	203,485	10,162,041
International Flavors & Fragrances, Inc.	15,895	1,345,512
International Paper Co.	62,267	2,175,609
Linde PLC	25,723	11,342,814
LyondellBasell Industries NV, Class A	99,207	9,917,724
Martin Marietta Materials, Inc.	17,491	10,268,441
Mosaic Co. (The)	10,913	342,559
Newmont Corp.	160,694	6,530,604
Nucor Corp.	99,728	16,807,160
Olin Corp.	92	4,810
Packaging Corp. of America	18,424	3,186,983
PPG Industries, Inc.	41,464	5,348,856
Reliance, Inc.	17,376	4,947,295
Steel Dynamics, Inc.	91,634	11,923,416
Vulcan Materials Co.	31,041	7,997,093
Westlake Corp.	7,514	1,107,263
Westrock Co.	420	20,143

TOTAL MATERIALS		149,809,691

REAL ESTATE — (0.5%)
*CBRE Group, Inc., Class A	69,566	6,044,590
*Jones Lang LaSalle, Inc.	21,755	3,931,128
*Zillow Group, Inc., Class A	8	336
*Zillow Group, Inc., Class C	256	10,898

TOTAL REAL ESTATE		9,986,952

UTILITIES — (0.4%)
Brookfield Renewable Corp., Class A	12	279
NRG Energy, Inc.	11,724	851,983
Vistra Corp.	75,935	5,758,910

TOTAL UTILITIES		6,611,172

TOTAL COMMON STOCKS		1,804,867,537

TOTAL INVESTMENTS SECURITIES — (99.5%) (Cost $1,667,032,914)		1,804,867,537

SECURITIES LENDING COLLATERAL — (0.5%)
@§The DFA Short Term Investment Fund	757,599	8,763,900

TOTAL INVESTMENTS — (100.0%) (Cost $1,675,796,814)		$1,813,631,437

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

As of April 30, 2024, Dimensional US Large Cap Value ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	119	06/21/24	$30,385,833	$30,148,650	$(237,183)

Total Futures Contracts			$30,385,833	$30,148,650	$(237,183)

7

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$112,384,906	$—	$—	$112,384,906
Consumer Discretionary	81,012,040	—	—	81,012,040
Consumer Staples	91,162,181	—	—	91,162,181
Energy	260,445,177	—	—	260,445,177
Financials	427,434,991	—	—	427,434,991
Health Care	228,207,613	—	—	228,207,613
Industrials	245,412,939	—	—	245,412,939
Information Technology	192,399,876	—	—	192,399,876
Materials	149,809,690	—	—	149,809,690
Real Estate	9,986,952	—	—	9,986,952
Utilities	6,611,172	—	—	6,611,172
Securities Lending Collateral	—	8,763,900	—	8,763,900

Total Investments	$1,804,867,537	$8,763,900	$—	$1,813,631,437

Financial instruments
Liabilities
Futures Contracts**	(237,183)	—	—	(237,183)

Total Other Financial Instruments	$(237,183)	$—	$—	$(237,183)

**	Valued at the unrealized appreciation (depreciation) on the investment.

8

DIMENSIONAL US SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (94.3%)
COMMUNICATION SERVICES — (2.9%)
#*Advantage Solutions, Inc.	35,318	$150,455
*AMC Networks, Inc., Class A	81,661	867,240
#*Angi, Inc.	83,337	175,841
ATN International, Inc.	45,933	876,402
*Bandwidth, Inc., Class A	36,303	660,714
*Boston Omaha Corp., Class A	61,659	952,015
*Bumble, Inc., Class A	265,533	2,681,883
#Cable One, Inc.	11,337	4,465,077
#*Consolidated Communications Holdings, Inc.	44,317	191,449
*DHI Group, Inc.	110,944	259,609
*E. W. Scripps Co. (The), Class A	144,110	541,854
#*EchoStar Corp., Class A	197,639	3,160,248
Entravision Communications Corp., Class A	107,735	225,166
#*Frontier Communications Parent, Inc.	510,634	11,816,071
*Gaia, Inc.	13,395	51,839
*Gannett Co., Inc.	233,069	564,027
Gray Television, Inc.	255,064	1,466,618
#*Integral Ad Science Holding Corp.	96,337	923,872
John Wiley & Sons, Inc., Class A	102,026	3,833,117
*Liberty Broadband Corp., Class A	7,684	385,199
*Liberty Broadband Corp., Class C	57,002	2,834,709
*Liberty Global, Ltd., Class A	133,203	2,117,262
#*Liberty Global, Ltd., Class C	149,863	2,453,257
*Liberty Latin America, Ltd., Class A	108,712	820,776
*Liberty Latin America, Ltd., Class C	450,570	3,397,298
#*Lions Gate Entertainment Corp., Class A	1,657	16,719
*Lions Gate Entertainment Corp., Class B	69,692	657,195
*Madison Square Garden Entertainment Corp.	49,802	1,949,748
*Magnite, Inc.	248,429	2,193,628
#Marcus Corp. (The)	99,612	1,298,940
Nexstar Media Group, Inc.	16,044	2,568,003
*Playstudios, Inc.	54,061	116,772
Saga Communications, Inc., Class A	23,541	536,499
Scholastic Corp.	107,494	3,828,936
Shenandoah Telecommunications Co.	75,580	968,936
#Sinclair, Inc.	58,162	715,393
#*Sphere Entertainment Co.	48,045	1,867,029
TEGNA, Inc.	498,727	6,802,636
Telephone and Data Systems, Inc.	285,876	4,473,959
*Thryv Holdings, Inc.	30,672	705,763
*United States Cellular Corp.	109,704	3,988,837
*Urban One, Inc.	10,380	16,089
*Urban One, Inc.	9,802	19,506
*Vimeo, Inc.	212,213	761,845
*Ziff Davis, Inc.	121,402	6,083,454

TOTAL COMMUNICATION SERVICES		85,441,885

CONSUMER DISCRETIONARY — (14.4%)
*1-800-Flowers.com, Inc., Class A	74,756	678,037
Aaron’s Co., Inc. (The)	83,388	576,211
*Adient PLC	267,774	7,998,409
ADT, Inc.	752,119	4,888,773
*Adtalem Global Education, Inc.	157,458	7,813,066
Advance Auto Parts, Inc.	70,594	5,151,950

1

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
AMCON Distributing Co.	23	$3,401
*American Axle & Manufacturing Holdings, Inc.	333,690	2,449,285
American Eagle Outfitters, Inc.	248,920	6,038,799
*American Outdoor Brands, Inc.	35,147	274,850
*America’s Car-Mart, Inc.	197	11,276
*AMMO, Inc.	140,071	355,780
Arko Corp.	3,044	13,089
*Asbury Automotive Group, Inc.	45,702	9,608,388
*Bally’s Corp.	24,141	317,213
Bassett Furniture Industries, Inc.	33,879	473,628
*Beazer Homes USA, Inc.	12,249	343,339
*Biglari Holdings, Inc., Class A	46	45,993
*Biglari Holdings, Inc., Class B	1,798	354,404
*BJ’s Restaurants, Inc.	32,086	1,045,683
BorgWarner, Inc.	204,072	6,687,439
#Caleres, Inc.	34,990	1,288,682
*CarParts.com, Inc.	53,856	66,243
Cato Corp. (The), Class A	53,103	255,956
Century Communities, Inc.	127,739	10,132,257
*Chegg, Inc.	181,484	938,272
*Chuy’s Holdings, Inc.	1,762	51,909
*Citi Trends, Inc.	25,771	552,530
Clarus Corp.	4,210	26,649
*Conn’s, Inc.	8,775	30,976
*Cooper-Standard Holdings, Inc.	15,239	235,138
Crown Crafts, Inc.	876	4,468
*Culp, Inc.	1,206	5,499
Dana, Inc.	411,380	5,113,453
#Designer Brands, Inc., Class A	58,863	546,837
*Destination XL Group, Inc.	89,946	288,727
*Duluth Holdings, Inc., Class B	20,089	84,575
*El Pollo Loco Holdings, Inc.	91,897	782,962
Escalade, Inc.	944	11,762
Ethan Allen Interiors, Inc.	100,377	2,834,646
Flanigan’s Enterprises, Inc.	168	4,412
Flexsteel Industries, Inc.	16,057	529,239
Foot Locker, Inc.	165,088	3,442,085
#*Full House Resorts, Inc.	3,522	17,962
Gap, Inc. (The)	338,034	6,936,458
*Genesco, Inc.	31,521	797,796
*G-III Apparel Group, Ltd.	123,906	3,487,954
Golden Entertainment, Inc.	6,630	212,491
*Goodyear Tire & Rubber Co. (The)	843,909	10,093,152
*GoPro, Inc., Class A	9,708	16,795
Graham Holdings Co., Class B	12,808	8,983,147
*Green Brick Partners, Inc.	23,914	1,294,465
Group 1 Automotive, Inc.	53,150	15,627,163
#Guess?, Inc.	37,934	1,015,873
Harley-Davidson, Inc.	312,302	10,740,066
#Haverty Furniture Cos., Inc.	59,534	1,833,647
#*Helen of Troy, Ltd.	42,924	3,979,484
Hibbett, Inc.	16,065	1,385,446
*Hilton Grand Vacations, Inc.	84,139	3,503,548
*Holley, Inc.	70,088	281,754
Hooker Furnishings Corp.	32,154	546,618
*Hovnanian Enterprises, Inc., Class A	2,956	436,985
*JAKKS Pacific, Inc.	20,960	396,354
Johnson Outdoors, Inc., Class A	28,559	1,171,205

2

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
KB Home	48,764	$3,157,957
#Kohl’s Corp.	322,967	7,731,830
Lakeland Industries, Inc.	27,591	456,631
*Lands’ End, Inc.	44,164	604,164
*Landsea Homes Corp.	75,994	877,731
*Latham Group, Inc.	125,539	351,509
Laureate Education, Inc.	210,118	3,046,711
La-Z-Boy, Inc.	129,275	4,245,391
LCI Industries	36,149	3,758,773
Lear Corp.	57,409	7,226,071
*Legacy Housing Corp.	30,657	624,483
Leggett & Platt, Inc.	215,636	3,896,543
*LGI Homes, Inc.	66,080	5,942,574
#*Life Time Group Holdings, Inc.	459,071	6,270,910
Lifetime Brands, Inc.	60,856	556,224
*Lincoln Educational Services Corp.	34,990	372,993
#Lithia Motors, Inc.	38,787	9,866,637
*Live Ventures, Inc.	1,115	28,477
#*Lovesac Co. (The)	35,777	793,534
Macy’s, Inc.	753,547	13,887,871
*Malibu Boats, Inc., Class A	42,876	1,458,641
*MarineMax, Inc.	75,482	1,862,141
Marriott Vacations Worldwide Corp.	75,199	7,227,376
*MasterCraft Boat Holdings, Inc.	26,697	540,080
*Mohawk Industries, Inc.	178,922	20,633,285
Monro, Inc.	57,655	1,571,099
*Motorcar Parts of America, Inc.	58,169	330,400
#Movado Group, Inc.	61,229	1,559,503
*National Vision Holdings, Inc.	23,875	415,902
Newell Brands, Inc.	421,449	3,346,305
*ODP Corp. (The)	147,252	7,496,599
#*OneWater Marine, Inc.	21,543	446,156
Patrick Industries, Inc.	28,685	2,997,296
Perdoceo Education Corp.	200,066	3,661,208
#*Petco Health & Wellness Co., Inc.	169,187	253,780
*Playa Hotels & Resorts NV	280,271	2,522,439
PVH Corp.	180,886	19,680,397
Rocky Brands, Inc.	29,124	750,525
*Sally Beauty Holdings, Inc.	24,704	268,038
#Shoe Carnival, Inc.	108,469	3,627,203
Signet Jewelers, Ltd.	42,134	4,130,396
*Skechers USA, Inc., Class A	91,031	6,012,598
Smith & Wesson Brands, Inc.	97,376	1,652,471
#*Solo Brands, Inc., Class A	33,210	62,435
#Sonic Automotive, Inc., Class A	61,013	3,528,992
*Sportsman’s Warehouse Holdings, Inc.	88,699	283,837
Standard Motor Products, Inc.	60,338	1,936,850
*Stoneridge, Inc.	52,504	786,510
Strategic Education, Inc.	67,730	7,778,113
*Strattec Security Corp.	10,813	246,104
*Stride, Inc.	54,313	3,625,393
Superior Group of Cos., Inc.	9,403	152,987
*Taylor Morrison Home Corp.	335,853	18,811,127
#Thor Industries, Inc.	151,756	15,087,582
*Tile Shop Holdings, Inc.	53,490	359,453
*Tilly’s, Inc., Class A	39,873	242,029
#*Topgolf Callaway Brands Corp.	400,764	6,420,239
*Tri Pointe Homes, Inc.	385,658	14,211,497

3

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Under Armour, Inc., Class A	368,785	$2,481,923
#*Under Armour, Inc., Class C	620,431	4,045,210
*Unifi, Inc.	10,227	61,055
*Urban Outfitters, Inc.	293,208	11,423,384
*Vera Bradley, Inc.	27,288	179,828
*Vista Outdoor, Inc.	126,617	4,442,991
*VOXX International Corp.	1,506	8,885
Weyco Group, Inc.	15,043	441,512
Winnebago Industries, Inc.	91,513	5,635,371
Worthington Enterprises, Inc.	81,040	4,632,246
*Zumiez, Inc.	77,100	1,326,120

TOTAL CONSUMER DISCRETIONARY		429,467,178

CONSUMER STAPLES — (4.1%)
#Alico, Inc.	18,949	528,867
Andersons, Inc. (The)	135,821	7,462,006
#B&G Foods, Inc.	124,778	1,385,036
Cal-Maine Foods, Inc.	113,195	6,263,079
*Central Garden & Pet Co.	32,370	1,325,552
*Central Garden & Pet Co., Class A	147,145	5,213,347
*Darling Ingredients, Inc.	214,063	9,069,849
*Duckhorn Portfolio, Inc. (The)	234,803	1,988,781
Edgewell Personal Care Co.	172,821	6,501,526
Fresh Del Monte Produce, Inc.	190,433	4,869,372
*Grocery Outlet Holding Corp.	5,699	148,003
*Hain Celestial Group, Inc. (The)	10,085	61,922
Ingles Markets, Inc., Class A	58,421	4,191,707
Ingredion, Inc.	124,288	14,242,162
Lifevantage Corp.	1,979	12,072
#MGP Ingredients, Inc.	5,678	445,382
#*Mission Produce, Inc.	64,438	731,371
Natural Grocers by Vitamin Cottage, Inc.	39,378	644,224
*Nature’s Sunshine Products, Inc.	3,806	74,027
Nu Skin Enterprises, Inc., Class A	49,430	581,297
Oil-Dri Corp. of America	3,400	235,450
*Olaplex Holdings, Inc.	140,558	195,376
*Pilgrim’s Pride Corp.	142,636	5,137,749
*Post Holdings, Inc.	140,705	14,935,836
PriceSmart, Inc.	37,508	3,022,770
Seaboard Corp.	3,204	10,605,592
*Seneca Foods Corp., Class A	5,549	322,341
SpartanNash Co.	139,032	2,654,121
*TreeHouse Foods, Inc.	161,764	6,074,238
*United Natural Foods, Inc.	37,842	337,929
Universal Corp.	97,459	5,012,316
*USANA Health Sciences, Inc.	25,292	1,050,124
Village Super Market, Inc., Class A	35,455	991,676
Weis Markets, Inc.	108,136	6,826,626
*Whole Earth Brands, Inc.	4,556	21,960
*Willamette Valley Vineyards, Inc.	1,849	7,747

TOTAL CONSUMER STAPLES		123,171,433

ENERGY — (12.1%)
Adams Resources & Energy, Inc.	482	14,219
*Amplify Energy Corp.	102,254	721,913
*Antero Resources Corp.	400,698	13,627,739
APA Corp.	170,542	5,361,840
Archrock, Inc.	73,763	1,415,512
Ardmore Shipping Corp.	125,488	2,101,924

4

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Berry Corp.	223,438	$1,896,989
*Bristow Group, Inc.	69,321	1,823,835
#California Resources Corp.	175,981	9,302,356
#Chord Energy Corp.	62,943	11,139,652
Civitas Resources, Inc.	107,004	7,700,008
#*Clean Energy Fuels Corp.	192,508	446,618
#*CNX Resources Corp.	610,229	14,352,586
#Comstock Resources, Inc.	666,395	6,703,934
CONSOL Energy, Inc.	92,500	7,655,300
Crescent Energy Co., Class A	149,521	1,590,903
Delek US Holdings, Inc.	149,369	4,082,255
DHT Holdings, Inc.	638,595	7,292,755
*DMC Global, Inc.	46,939	743,983
#Dorian LPG, Ltd.	162,824	6,727,888
*Dril-Quip, Inc.	107,551	1,955,277
DT Midstream, Inc.	236,666	14,720,625
Epsilon Energy, Ltd.	19,657	106,541
Evolution Petroleum Corp.	27,714	149,656
#*Expro Group Holdings NV	263,306	4,939,620
*Forum Energy Technologies, Inc.	14,390	268,373
FutureFuel Corp.	85,748	464,754
*Geospace Technologies Corp.	33,544	407,560
Granite Ridge Resources, Inc.	16,468	107,371
*Green Plains, Inc.	7,813	161,495
*Gulfport Energy Corp.	41,660	6,611,859
*Hallador Energy Co.	100,850	515,343
*Helix Energy Solutions Group, Inc.	454,449	4,880,782
#Helmerich & Payne, Inc.	282,845	11,124,294
#HighPeak Energy, Inc.	7,414	105,353
International Seaways, Inc.	146,131	8,079,583
#Liberty Energy, Inc.	444,573	9,780,606
*Mammoth Energy Services, Inc.	26,500	86,125
Matador Resources Co.	150,386	9,369,048
Murphy Oil Corp.	438,601	19,579,149
#*Nabors Industries, Ltd.	2,691	193,833
NACCO Industries, Inc., Class A	20,042	551,957
*Natural Gas Services Group, Inc.	38,260	844,781
*Newpark Resources, Inc.	250,799	1,740,545
Noble Corp. PLC	47,371	2,102,325
Nordic American Tankers, Ltd.	483,018	1,883,770
Northern Oil & Gas, Inc.	14,091	574,772
NOV, Inc.	550,749	10,183,349
#*Oil States International, Inc.	177,808	709,454
Overseas Shipholding Group, Inc., Class A	189,021	1,149,248
*Par Pacific Holdings, Inc.	33,402	1,028,782
Patterson-UTI Energy, Inc.	84,014	909,031
PBF Energy, Inc., Class A	370,086	19,714,481
Peabody Energy Corp.	387,259	8,496,462
PHX Minerals, Inc.	69,365	232,373
*PrimeEnergy Resources Corp.	744	76,230
#*ProFrac Holding Corp., Class A	21,532	156,538
*ProPetro Holding Corp.	325,332	2,836,895
#Range Resources Corp.	220,838	7,930,292
Ranger Energy Services, Inc.	50,715	499,036
*REX American Resources Corp.	61,753	3,416,793
#RPC, Inc.	505,260	3,380,189
SandRidge Energy, Inc.	2,395	32,811
Scorpio Tankers, Inc.	171,724	12,082,501

5

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*SEACOR Marine Holdings, Inc.	43,218	$528,124
*Seadrill, Ltd.	136,053	6,605,373
Select Water Solutions, Inc.	259,620	2,398,889
SFL Corp., Ltd.	408,265	5,442,172
*SilverBow Resources, Inc.	37,252	1,144,381
Sitio Royalties Corp., Class A	181	4,206
SM Energy Co.	266,785	12,936,405
Solaris Oilfield Infrastructure, Inc., Class A	45,822	403,692
*Southwestern Energy Co.	2,064,034	15,459,615
*Stabilis Solutions, Inc.	500	2,055
*Talos Energy, Inc.	300,265	3,957,493
*Teekay Corp.	261,922	1,917,269
Teekay Tankers, Ltd., Class A	88,484	5,155,963
#*TOP Ships, Inc.	3,844	48,242
#*Transocean, Ltd.	2,046,040	10,680,329
*US Silica Holdings, Inc.	223,930	3,455,240
VAALCO Energy, Inc.	31,769	203,322
*Vital Energy, Inc.	102,484	5,433,702
#Vitesse Energy, Inc.	48,600	1,078,434
World Kinect Corp.	169,408	3,981,088

TOTAL ENERGY		359,678,065

FINANCIALS — (24.3%)
1st Source Corp.	10,539	522,734
*Acacia Research Corp.	31,227	152,076
ACNB Corp.	4,408	143,436
*Affinity Bancshares, Inc.	455	7,617
Alerus Financial Corp.	6,839	134,728
Amalgamated Financial Corp.	41,168	1,010,263
*Ambac Financial Group, Inc.	123,743	1,788,086
Amerant Bancorp, Inc.	52,588	1,139,056
American Equity Investment Life Holding Co.	14,326	803,832
Ameris Bancorp	196,609	9,334,995
AmeriServ Financial, Inc.	13,222	31,997
Ames National Corp.	340	6,545
Associated Banc-Corp.	584,403	12,313,371
Associated Capital Group, Inc., Class A	1,289	41,880
Assured Guaranty, Ltd.	214,523	16,453,914
Atlantic Union Bankshares Corp.	249,961	7,941,261
*Atlanticus Holdings Corp.	1,719	45,468
Axis Capital Holdings, Ltd.	164,898	10,113,194
Banc of California, Inc.	86,014	1,177,532
Bank of Marin Bancorp	35,067	503,562
Bank of the James Financial Group, Inc.	37	377
Bank OZK	343,989	15,359,109
BankFinancial Corp.	32,862	317,776
BankUnited, Inc.	202,313	5,407,827
Bankwell Financial Group, Inc.	5,314	121,850
Banner Corp.	95,341	4,159,728
Bar Harbor Bankshares	39,084	980,227
BayCom Corp.	23,772	470,210
BCB Bancorp, Inc.	32,862	309,560
Berkshire Hills Bancorp, Inc.	121,759	2,595,902
*Blue Foundry Bancorp	27,863	237,950
BOK Financial Corp.	93,999	8,340,531
#Bread Financial Holdings, Inc.	147,659	5,450,094
*Bridgewater Bancshares, Inc.	21,260	231,309
*Brighthouse Financial, Inc.	104,218	5,028,519
Brookline Bancorp, Inc.	245,683	2,039,169

6

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Business First Bancshares, Inc.	44,595	$900,373
Byline Bancorp, Inc.	76,500	1,657,755
C&F Financial Corp.	2,591	101,489
Cadence Bank	428,761	11,863,817
*California Bancorp	564	12,239
Cambridge Bancorp	15,743	966,148
Camden National Corp.	25,619	799,825
*Cannae Holdings, Inc.	1,113	21,648
Capital City Bank Group, Inc.	9,862	261,540
Capitol Federal Financial, Inc.	163,710	780,897
*Carter Bankshares, Inc.	26,310	320,193
Cathay General Bancorp	193,087	6,649,916
CB Financial Services, Inc.	453	10,061
Central Pacific Financial Corp.	55,144	1,099,571
CF Bankshares, Inc.	17	314
Chemung Financial Corp.	383	16,149
ChoiceOne Financial Services, Inc.	4	99
Citizens Community Bancorp, Inc.	8,223	90,453
Citizens Financial Services, Inc.	524	21,170
Civista Bancshares, Inc.	38,890	555,349
CNB Financial Corp.	36,362	690,878
Codorus Valley Bancorp, Inc.	1,776	39,427
Colony Bankcorp, Inc.	14,670	159,463
Columbia Banking System, Inc.	76,185	1,433,040
Comerica, Inc.	43,896	2,202,262
Community Trust Bancorp, Inc.	30,638	1,287,102
Community West Bancshares	1,751	30,065
ConnectOne Bancorp, Inc.	108,960	1,951,474
*Consumer Portfolio Services, Inc.	264	2,260
*CrossFirst Bankshares, Inc.	78,723	950,974
*Customers Bancorp, Inc.	105,012	4,795,898
CVB Financial Corp.	166,576	2,721,852
Dime Community Bancshares, Inc.	110,178	2,005,240
Donegal Group, Inc., Class A	77,757	1,045,054
Eagle Bancorp Montana, Inc.	631	8,077
Eagle Bancorp, Inc.	39,433	729,116
Eastern Bankshares, Inc.	358,931	4,508,173
*eHealth, Inc.	464	1,986
Employers Holdings, Inc.	95,825	4,081,187
Enact Holdings, Inc.	175,431	5,215,564
*Encore Capital Group, Inc.	74,805	3,073,737
*Enova International, Inc.	49,176	2,976,623
*Enstar Group, Ltd.	33,001	9,582,500
Enterprise Bancorp, Inc.	1,278	31,055
Enterprise Financial Services Corp.	93,638	3,559,180
Equity Bancshares, Inc., Class A	19,617	653,442
Essent Group, Ltd.	224,217	11,876,774
Evans Bancorp, Inc.	1,356	34,700
#*EZCORP, Inc., Class A	197,107	2,164,235
FB Financial Corp.	42,859	1,570,782
*FFBW, Inc.	15	192
Financial Institutions, Inc.	43,922	756,337
First American Financial Corp.	74,604	3,996,536
First Bancorp	88,093	2,678,908
First Bancshares, Inc. (The)	62,134	1,487,488
First Bank	26,692	311,763
First Busey Corp.	160,309	3,581,303
First Business Financial Services, Inc.	14,945	494,231

7

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
First Capital, Inc.	5	$138
First Commonwealth Financial Corp.	207,187	2,732,797
First Community Bankshares, Inc.	10,456	346,930
#First Community Corp.	12	198
First Financial Bancorp	310,150	6,857,417
First Financial Corp.	32,689	1,190,207
First Hawaiian, Inc.	338,879	7,146,958
First Horizon Corp.	798,008	11,906,279
First Internet Bancorp	17,719	550,175
First Interstate BancSystem, Inc., Class A	272,206	7,267,900
First Merchants Corp.	144,141	4,817,192
First Mid Bancshares, Inc.	26,090	807,746
First Northwest Bancorp	12,800	131,200
First of Long Island Corp. (The)	49,041	464,418
First Savings Financial Group, Inc.	10	160
First United Corp.	17,924	404,903
First US Bancshares, Inc.	244	2,523
*First Western Financial, Inc.	992	16,537
Flushing Financial Corp.	81,874	902,251
FNB Corp.	1,363,897	18,194,386
FNCB Bancorp, Inc.	151	835
Franklin Financial Services Corp.	271	8,203
FS Bancorp, Inc.	9,737	303,502
Fulton Financial Corp.	629,956	10,425,772
*FVCBankcorp, Inc.	1,441	16,586
*Genworth Financial, Inc.	1,555,981	9,226,967
Great Southern Bancorp, Inc.	8,494	436,592
*Green Dot Corp., Class A	95,731	837,646
*Greenlight Capital Re, Ltd., Class A	96,181	1,165,714
#Guaranty Bancshares, Inc.	591	16,979
Hancock Whitney Corp.	231,888	10,525,396
Hanmi Financial Corp.	84,071	1,286,286
HarborOne Bancorp, Inc.	95,831	970,768
Hawthorn Bancshares, Inc.	8	146
Heartland Financial USA, Inc.	105,010	4,421,971
Hennessy Advisors, Inc.	243	1,662
Heritage Commerce Corp.	123,288	978,907
Heritage Financial Corp.	74,201	1,316,326
*Heritage Insurance Holdings, Inc.	86,989	888,158
#Hingham Institution For Savings (The)	207	34,962
HMN Financial, Inc.	448	8,915
Home Bancorp, Inc.	16,930	592,550
Home BancShares, Inc.	49,995	1,183,882
HomeStreet, Inc.	51,212	627,347
HomeTrust Bancshares, Inc.	37,395	961,052
Hope Bancorp, Inc.	289,977	2,905,570
Horizon Bancorp, Inc.	97,382	1,117,945
IF Bancorp, Inc.	43	710
Independent Bank Corp.	25,164	624,319
Independent Bank Corp.	106,997	5,375,529
Independent Bank Group, Inc.	103,616	3,858,660
International Bancshares Corp.	39,041	2,172,632
Invesco, Ltd.	755,033	10,698,818
Investar Holding Corp.	6,845	114,175
Investors Title Co.	161	25,829
Jackson Financial, Inc., Class A	231,148	15,792,031
James River Group Holdings, Ltd.	4,789	42,574
Janus Henderson Group PLC	390,557	12,193,190

8

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Jefferies Financial Group, Inc.	18,215	$784,338
#Kearny Financial Corp.	181,772	981,569
Lake Shore Bancorp, Inc.	11	128
Lakeland Bancorp, Inc.	181,274	2,209,730
Landmark Bancorp, Inc.	38	684
#LCNB Corp.	803	11,322
*LendingClub Corp.	291,315	2,190,689
Magyar Bancorp, Inc.	422	4,807
#MainStreet Bancshares, Inc.	1,737	26,524
Mercantile Bank Corp.	51,757	1,867,393
Merchants Bancorp	49,060	1,978,590
Meridian Corp.	3,094	28,650
*Metropolitan Bank Holding Corp.	3,242	128,707
MGIC Investment Corp.	837,509	16,984,683
Mid Penn Bancorp, Inc.	16,107	325,845
Middlefield Banc Corp.	864	18,550
Midland States Bancorp, Inc.	68,986	1,510,793
MidWestOne Financial Group, Inc.	20,707	417,660
MVB Financial Corp.	396	7,116
National Bank Holdings Corp., Class A	65,183	2,133,440
National Western Life Group, Inc., Class A	7,599	3,714,543
Navient Corp.	325,511	4,889,175
NBT Bancorp, Inc.	21,108	738,991
Nelnet, Inc., Class A	98,571	9,283,417
#New York Community Bancorp, Inc.	115,437	305,908
Nicolet Bankshares, Inc.	12,700	971,931
*NMI Holdings, Inc., Class A	97,131	2,997,463
Northeast Bank	6,569	339,749
Northeast Community Bancorp, Inc.	14,795	233,465
Northfield Bancorp, Inc.	134,965	1,125,608
Northrim Bancorp, Inc.	6,451	308,358
Northwest Bancshares, Inc.	390,072	4,134,763
Norwood Financial Corp.	34	819
OceanFirst Financial Corp.	159,573	2,355,297
*Ocwen Financial Corp.	5,035	117,517
OFG Bancorp	68,928	2,488,990
Ohio Valley Banc Corp.	17	400
Old National Bancorp	870,224	14,393,505
Old Second Bancorp, Inc.	29,400	402,780
OP Bancorp	18,033	164,641
Oppenheimer Holdings, Inc., Class A	38	1,522
*OptimumBank Holdings, Inc.	1,341	5,699
Origin Bancorp, Inc.	66,360	1,970,892
Orrstown Financial Services, Inc.	20,703	542,833
Pacific Premier Bancorp, Inc.	242,030	5,203,645
Parke Bancorp, Inc.	14,554	239,559
*Paysafe, Ltd.	31,984	454,812
PCB Bancorp	19,222	279,872
Peapack-Gladstone Financial Corp.	52,384	1,172,354
Penns Woods Bancorp, Inc.	6,868	120,053
PennyMac Financial Services, Inc.	74,114	6,347,123
Peoples Bancorp, Inc.	131,500	3,818,760
Peoples Financial Services Corp.	8,591	325,341
Pinnacle Financial Partners, Inc.	168,550	12,927,785
*Ponce Financial Group, Inc.	3,207	25,784
Popular, Inc.	126,742	10,771,803
*PRA Group, Inc.	69,274	1,648,028
Premier Financial Corp.	110,897	2,149,184

9

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Primis Financial Corp.	58,119	$564,917
Princeton Bancorp, Inc.	4,758	138,696
*ProAssurance Corp.	146,385	1,955,704
Prosperity Bancshares, Inc.	204,604	12,679,310
*Provident Bancorp, Inc.	2,465	21,926
Provident Financial Holdings, Inc.	1,636	21,170
Provident Financial Services, Inc.	291,128	4,273,759
QCR Holdings, Inc.	39,974	2,196,971
Radian Group, Inc.	42,608	1,272,701
RBB Bancorp	25,000	444,000
Red River Bancshares, Inc.	91	4,114
Regional Management Corp.	35,750	901,258
Renasant Corp.	163,020	4,737,361
*Repay Holdings Corp.	38,464	391,179
Republic Bancorp, Inc., Class A	33,377	1,692,881
*Rhinebeck Bancorp, Inc.	6	47
Richmond Mutual Bancorp, Inc.	66	717
Riverview Bancorp, Inc.	55,066	205,396
S&T Bancorp, Inc.	102,988	3,105,088
Sandy Spring Bancorp, Inc.	80,994	1,656,327
SB Financial Group, Inc.	6,053	80,989
Seacoast Banking Corp. of Florida	149,200	3,442,044
*Security National Financial Corp., Class A	15,037	98,943
Shore Bancshares, Inc.	33,593	347,688
Sierra Bancorp	55,961	1,109,147
Simmons First National Corp., Class A	321,956	5,502,228
*SiriusPoint, Ltd.	275,445	3,244,742
SmartFinancial, Inc.	27,816	571,619
South Plains Financial, Inc.	3,215	83,333
*Southern First Bancshares, Inc.	4,753	122,722
Southern Missouri Bancorp, Inc.	503	20,170
SouthState Corp.	106,059	8,028,666
Stellar Bancorp, Inc.	14,938	331,624
*Sterling Bancorp, Inc.	28,037	132,615
Stewart Information Services Corp.	58,411	3,622,066
Summit Financial Group, Inc.	30,111	797,038
Summit State Bank	4	40
Synovus Financial Corp.	176,632	6,321,659
Territorial Bancorp, Inc.	14,464	108,914
*Texas Capital Bancshares, Inc.	155,846	8,945,560
*Third Coast Bancshares, Inc.	12,265	238,186
Timberland Bancorp, Inc.	19,002	463,649
Tompkins Financial Corp.	11,778	517,996
Towne Bank	177,929	4,603,023
TriCo Bancshares	53,566	1,862,490
TrustCo Bank Corp.	52,845	1,406,734
Trustmark Corp.	157,455	4,660,668
UMB Financial Corp.	37,033	2,950,049
United Bancshares, Inc.	388	7,159
United Bankshares, Inc.	374,399	12,152,992
United Community Banks, Inc.	282,538	7,128,434
United Fire Group, Inc.	31,483	695,459
United Security Bancshares	33,944	241,681
Unity Bancorp, Inc.	10,620	285,890
Univest Financial Corp.	80,222	1,674,233
US Global Investors, Inc., Class A	543	1,455
#Valley National Bancorp	1,438,052	10,080,745
Veritex Holdings, Inc.	124,661	2,428,396

10

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Virginia National Bankshares Corp.	38	$1,072
WaFd, Inc.	234,639	6,356,371
Washington Trust Bancorp, Inc.	33,904	863,196
Waterstone Financial, Inc.	58,853	667,393
Webster Financial Corp.	203,587	8,923,218
WesBanco, Inc.	215,448	5,817,096
Western Alliance Bancorp	227,464	12,926,779
Western New England Bancorp, Inc.	63,921	386,083
Westwood Holdings Group, Inc.	1,482	18,436
White Mountains Insurance Group, Ltd.	7,655	13,611,662
Wintrust Financial Corp.	125,748	12,152,287
WSFS Financial Corp.	158,788	6,785,011
Zions Bancorp NA	240,341	9,801,106

TOTAL FINANCIALS		725,900,855

HEALTH CARE — (4.3%)
*Acadia Healthcare Co., Inc.	1,900	140,486
*AdaptHealth Corp.	95,364	939,335
*Addus HomeCare Corp.	850	81,727
*Agiliti, Inc.	1,266	12,850
*American Shared Hospital Services	666	2,028
#*Amylyx Pharmaceuticals, Inc.	8,670	15,693
*AngioDynamics, Inc.	55,659	322,266
*Anika Therapeutics, Inc.	14,432	373,644
*Avanos Medical, Inc.	110,389	1,995,833
#*Azenta, Inc.	142,550	7,478,173
*Bio-Rad Laboratories, Inc., Class A	2,582	696,494
#*Brookdale Senior Living, Inc.	346,212	2,350,779
*Cross Country Healthcare, Inc.	101,853	1,792,613
#*CryoPort, Inc.	2,947	47,712
*Cullinan Therapeutics, Inc.	35,596	961,448
*Definitive Healthcare Corp.	103,672	719,484
DENTSPLY SIRONA, Inc.	185,184	5,557,372
#*Eagle Pharmaceuticals, Inc.	8,018	32,794
*Elanco Animal Health, Inc.	893,675	11,760,763
#*Enhabit, Inc.	27,799	280,492
*Enovis Corp.	141,519	7,816,094
*Envista Holdings Corp.	363,401	7,151,732
*FONAR Corp.	16,977	267,218
#*Fulgent Genetics, Inc.	11,474	233,496
HealthStream, Inc.	6,342	163,433
*ICU Medical, Inc.	35,506	3,476,748
#*Innoviva, Inc.	202,492	3,059,654
*Integer Holdings Corp.	33,775	3,770,303
*Integra LifeSciences Holdings Corp.	42,145	1,229,370
*iTeos Therapeutics, Inc.	6,223	66,835
*Jazz Pharmaceuticals PLC	18,062	2,000,366
*Kewaunee Scientific Corp.	6	214
*Ligand Pharmaceuticals, Inc.	25,876	1,808,474
Mesa Laboratories, Inc.	2,450	259,896
National HealthCare Corp.	43,058	3,912,680
#*Neogen Corp.	240,217	2,961,876
*Omnicell, Inc.	41,708	1,118,191
*Oncocyte Corp.	3,078	7,695
*OraSure Technologies, Inc.	204,632	1,082,503
*Organogenesis Holdings, Inc.	148,002	347,805
*OrthoPediatrics Corp.	11,585	343,264
*Owens & Minor, Inc.	159,079	3,935,614
*Pacira BioSciences, Inc.	83,703	2,197,204

11

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Patterson Cos., Inc.	3,847	$97,983
*Pediatrix Medical Group, Inc.	188,793	1,674,594
Perrigo Co. PLC	384,380	12,553,851
*PetIQ, Inc.	14,161	231,108
Phibro Animal Health Corp., Class A	31,269	522,192
#Premier, Inc., Class A	290,459	6,064,784
*Prestige Consumer Healthcare, Inc.	47,658	3,419,938
*QuidelOrtho Corp.	103,011	4,177,096
*R1 RCM, Inc.	164,702	2,024,188
*Sensus Healthcare, Inc.	2,346	8,821
*Supernus Pharmaceuticals, Inc.	109,209	3,287,191
#*Surgery Partners, Inc.	116,499	2,906,650
*Taro Pharmaceutical Industries, Ltd.	1,471	62,488
*TruBridge, Inc.	8,084	63,864
Utah Medical Products, Inc.	3,190	211,178
*Vanda Pharmaceuticals, Inc.	66,939	318,630
*Varex Imaging Corp.	115,914	1,883,602
*Veracyte, Inc.	156,158	3,056,012
*Veradigm, Inc.	62,990	503,290
*Voyager Therapeutics, Inc.	47,703	373,037
*Zimvie, Inc.	50,700	770,640
*Zymeworks, Inc.	16,948	145,414

TOTAL HEALTH CARE		127,129,202

INDUSTRIALS — (17.7%)
*AAR Corp.	69,904	4,833,163
ABM Industries, Inc.	242,948	10,616,828
ACCO Brands Corp.	268,815	1,295,688
Acme United Corp.	1,213	49,624
*AerSale Corp.	77,550	552,932
AGCO Corp.	14,117	1,612,020
#Air Lease Corp.	325,805	16,368,443
*Air Transport Services Group, Inc.	177,291	2,272,871
Alamo Group, Inc.	1,985	385,844
*Alaska Air Group, Inc.	338,573	14,565,410
*Alight, Inc., Class A	1,284,088	11,582,474
Allegiant Travel Co.	48,610	2,652,162
Allient, Inc.	6,611	194,297
#*Ameresco, Inc., Class A	294	6,153
*American Woodmark Corp.	49,263	4,536,137
Apogee Enterprises, Inc.	1,216	75,124
ARC Document Solutions, Inc.	84,799	223,869
ArcBest Corp.	25,460	2,823,769
Arcosa, Inc.	141,678	10,770,362
Argan, Inc.	4,755	286,536
Aris Water Solutions, Inc., Class A	35,944	504,294
*ASGN, Inc.	47,605	4,591,502
Astec Industries, Inc.	62,337	2,605,687
*Asure Software, Inc.	72,501	535,782
AZZ, Inc.	60,035	4,300,307
Barnes Group, Inc.	193,234	6,709,084
BGSF, Inc.	2,939	25,187
*BlueLinx Holdings, Inc.	25,156	2,758,859
Boise Cascade Co.	64,769	8,566,996
*BrightView Holdings, Inc.	207,414	2,333,408
*CACI International, Inc., Class A	3,716	1,494,687
*Cadeler A/S, ADR	31,418	584,689
Chicago Rivet & Machine Co.	1,140	18,263
Civeo Corp.	18,719	434,655

12

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
#*Clarivate PLC	1,045,444	$7,067,201
Columbus McKinnon Corp.	85,064	3,510,591
*Commercial Vehicle Group, Inc.	47,563	285,854
CompX International, Inc.	2,472	77,843
#Concentrix Corp.	4,568	249,733
*Concrete Pumping Holdings, Inc.	82,182	546,510
*Conduent, Inc.	148,909	469,063
Copa Holdings SA, Class A	22,851	2,182,271
Costamare, Inc.	362,546	4,343,301
Covenant Logistics Group, Inc.	38,931	1,759,292
*Custom Truck One Source, Inc.	271,023	1,352,405
#Deluxe Corp.	100,510	1,985,073
*Distribution Solutions Group, Inc.	779	25,684
*DLH Holdings Corp.	2,980	31,648
*DNOW, Inc.	262,646	3,705,935
*Ducommun, Inc.	55,690	3,012,272
#Dun & Bradstreet Holdings, Inc.	1,027,668	9,351,779
*DXP Enterprises, Inc.	38,542	1,879,308
Eastern Co. (The)	3,099	98,517
Encore Wire Corp.	34,363	9,599,648
EnerSys	33,880	3,064,446
Ennis, Inc.	100,768	2,005,283
Enpro, Inc.	8,356	1,254,486
*Enviri Corp.	210,564	1,638,188
ESCO Technologies, Inc.	3,875	393,119
Espey Mfg. & Electronics Corp.	3	76
EVI Industries, Inc.	352	7,223
#First Advantage Corp.	306,661	4,998,574
*Forrester Research, Inc.	1,912	34,779
FTAI Infrastructure, Inc.	134,318	972,462
*Gates Industrial Corp. PLC	724,532	12,766,254
GATX Corp.	91,822	11,235,340
Genco Shipping & Trading, Ltd.	128,940	2,751,580
*Gencor Industries, Inc.	34,284	581,799
*Gibraltar Industries, Inc.	28,872	2,063,193
*GMS, Inc.	49,418	4,572,153
Granite Construction, Inc.	42,778	2,374,179
*Great Lakes Dredge & Dock Corp.	186,202	1,228,933
#Greenbrier Cos., Inc. (The)	120,068	5,930,159
*GXO Logistics, Inc.	69,577	3,455,194
#*Hayward Holdings, Inc.	161,350	2,191,133
*Healthcare Services Group, Inc.	102,211	1,085,481
Heartland Express, Inc.	188,877	1,877,437
Heidrick & Struggles International, Inc.	51,283	1,511,823
Helios Technologies, Inc.	54,276	2,447,848
#*Hertz Global Holdings, Inc.	453,140	2,061,787
Hillenbrand, Inc.	120,392	5,745,106
*Hillman Solutions Corp.	489,003	4,674,869
*HireRight Holdings Corp.	14,927	213,456
HNI Corp.	41,092	1,723,809
Hub Group, Inc., Class A	245,760	9,884,467
*Hudson Technologies, Inc.	10,873	107,860
Hurco Cos., Inc.	22,880	414,128
Insteel Industries, Inc.	36,271	1,164,299
Interface, Inc.	95,203	1,455,654
*JELD-WEN Holding, Inc.	185,008	3,792,664
#*JetBlue Airways Corp.	970,503	5,512,457
John Bean Technologies Corp.	9,956	886,980

13

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Kelly Services, Inc., Class A	91,902	$2,108,232
Kennametal, Inc.	200,863	4,726,306
*Kirby Corp.	146,079	15,941,601
Knight-Swift Transportation Holdings, Inc.	28,689	1,326,292
Korn Ferry	145,203	8,816,726
*L B Foster Co., Class A	24,795	576,484
*LS Starrett Co. (The), Class A	6,333	102,025
LSI Industries, Inc.	11,994	175,112
Luxfer Holdings PLC	29,479	283,883
*Manitowoc Co., Inc. (The)	42,114	509,579
ManpowerGroup, Inc.	128,035	9,660,241
Marten Transport, Ltd.	110,583	1,871,064
*MasTec, Inc.	53,082	4,707,843
*Masterbrand, Inc.	322,476	5,375,675
Matson, Inc.	108,364	11,679,472
Matthews International Corp., Class A	54,989	1,483,603
*Mayville Engineering Co., Inc.	22,587	310,797
MDU Resources Group, Inc.	431,926	10,668,572
*Mercury Systems, Inc.	123,221	3,474,832
Miller Industries, Inc.	43,531	2,120,395
#MillerKnoll, Inc.	183,859	4,675,534
*Mistras Group, Inc.	53,187	465,386
Moog, Inc., Class A	10,922	1,737,363
*MRC Global, Inc.	138,906	1,559,914
Mueller Industries, Inc.	35,306	1,970,781
National Presto Industries, Inc.	14,326	1,174,589
NL Industries, Inc.	7,139	58,611
*Northwest Pipe Co.	34,111	1,079,613
*OPENLANE, Inc.	289,917	4,980,774
*Orion Group Holdings, Inc.	81,758	581,299
Oshkosh Corp.	105,629	11,858,968
*PAM Transportation Services, Inc.	22,482	385,117
Pangaea Logistics Solutions, Ltd.	87,428	629,482
Park-Ohio Holdings Corp.	31,079	793,447
*Perma-Pipe International Holdings, Inc.	1,059	9,107
Preformed Line Products Co.	14,348	1,736,538
Primoris Services Corp.	143,303	6,677,920
*Proto Labs, Inc.	27,793	847,131
Quad/Graphics, Inc.	80,261	360,372
Quanex Building Products Corp.	84,054	2,792,274
*Radiant Logistics, Inc.	116,637	576,187
*Resideo Technologies, Inc.	417,705	8,157,779
Resources Connection, Inc.	118,715	1,311,801
REV Group, Inc.	82,181	1,796,477
#Rush Enterprises, Inc., Class A	174,682	7,672,033
Rush Enterprises, Inc., Class B	7,235	295,984
Ryder System, Inc.	97,733	11,908,766
Schneider National, Inc., Class B	237,658	4,914,767
Sensata Technologies Holding PLC	324,038	12,413,896
Shyft Group, Inc. (The)	10,381	112,945
*SkyWest, Inc.	137,253	10,023,587
#Star Bulk Carriers Corp.	79,985	1,945,235
Steelcase, Inc., Class A	273,356	3,288,473
*Stericycle, Inc.	125,358	5,607,263
*Sterling Check Corp.	133,955	2,026,739
*Sun Country Airlines Holdings, Inc.	129,532	1,724,071
#*Sunrun, Inc.	63,769	656,183
*TaskUS, Inc., Class A	10,044	115,104

14

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Taylor Devices, Inc.	207	$10,275
*Thermon Group Holdings, Inc.	40,793	1,302,521
Timken Co. (The)	14,875	1,327,148
*Titan International, Inc.	129,987	1,432,457
*Titan Machinery, Inc.	90,397	2,012,237
Trinity Industries, Inc.	163,194	4,246,308
*TrueBlue, Inc.	90,868	946,845
TTEC Holdings, Inc.	38,579	280,855
*Tutor Perini Corp.	57,841	961,896
Twin Disc, Inc.	12,342	198,459
UFP Industries, Inc.	13,618	1,534,749
*Ultralife Corp.	27,748	324,652
UniFirst Corp.	40,202	6,437,546
Universal Logistics Holdings, Inc.	16,163	722,163
*V2X, Inc.	31,621	1,536,148
#Virco Mfg. Corp.	27,871	297,384
VSE Corp.	28,674	2,238,579
Wabash National Corp.	24,477	565,663
#Werner Enterprises, Inc.	166,834	5,705,723
WESCO International, Inc.	70,485	10,766,584
*Wilhelmina International, Inc.	1,354	5,971
*Willdan Group, Inc.	2,249	63,399
*Willis Lease Finance Corp.	3,245	157,739

TOTAL INDUSTRIALS		528,695,257

INFORMATION TECHNOLOGY — (6.1%)
*ACI Worldwide, Inc.	62,979	2,147,584
*Alpha & Omega Semiconductor, Ltd.	110,760	2,422,321
Amkor Technology, Inc.	516,439	16,706,802
*Arrow Electronics, Inc.	99,947	12,760,234
*AstroNova, Inc.	502	8,670
*Aviat Networks, Inc.	9,762	326,539
Avnet, Inc.	360,219	17,603,903
*AXT, Inc.	11,107	33,321
Bel Fuse, Inc., Class B	11,727	688,609
Benchmark Electronics, Inc.	144,605	4,368,517
*BILL Holdings, Inc.	62,003	3,866,507
*Cerence, Inc.	23,062	210,095
*CEVA, Inc.	713	14,453
#*Clearfield, Inc.	9,419	283,700
*Coherent Corp.	169,537	9,261,806
*Cohu, Inc.	118,476	3,592,192
#*Comtech Telecommunications Corp.	70,821	133,143
*Corsair Gaming, Inc.	6,903	76,623
*Daktronics, Inc.	106,222	1,003,798
*Data I/O Corp.	800	2,280
*Diebold Nixdorf, Inc.	8,305	262,936
*Digi International, Inc.	58,147	1,782,787
*Diodes, Inc.	77,399	5,650,901
*DXC Technology Co.	536,368	10,453,812
*E2open Parent Holdings, Inc.	353,313	1,713,568
#*Eastman Kodak Co.	125,924	566,658
*Electro-Sensors, Inc.	297	1,233
*ePlus, Inc.	25,269	1,942,681
*Franklin Wireless Corp.	800	2,392
*Ichor Holdings, Ltd.	4,524	175,441
Immersion Corp.	33,462	243,269
*inTEST Corp.	17,064	192,311
*IPG Photonics Corp.	49,037	4,118,127

15

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Iteris, Inc.	6,752	$30,249
*Key Tronic Corp.	21,422	92,543
*Kimball Electronics, Inc.	99,735	2,087,454
*Knowles Corp.	167,610	2,653,266
*KVH Industries, Inc.	27,099	130,075
*Lantronix, Inc.	15,446	58,077
*LGL Group, Inc. (The)	300	1,710
#*Luna Innovations, Inc.	232	478
Methode Electronics, Inc.	68,479	834,759
*Mirion Technologies, Inc.	564,115	6,131,930
*NETGEAR, Inc.	38,438	568,114
*NetScout Systems, Inc.	248,215	4,780,621
Network-1 Technologies, Inc.	1,054	1,992
*Nortech Systems, Inc.	175	2,982
*Olo, Inc., Class A	11,422	54,826
PC Connection, Inc.	38,703	2,398,425
*Photronics, Inc.	224,675	6,158,342
*Plexus Corp.	22,258	2,248,281
*Ribbon Communications, Inc.	204,601	648,585
Richardson Electronics, Ltd.	23,346	245,833
*Rogers Corp.	24,760	2,948,668
*Sanmina Corp.	224,230	13,604,034
*ScanSource, Inc.	72,107	3,001,093
SolarWinds Corp.	220,480	2,429,690
#*Stratasys, Ltd.	54,663	531,324
*Synchronoss Technologies, Inc.	23,923	150,954
Taitron Components, Inc.	333	1,051
*Thoughtworks Holding, Inc.	17,950	41,644
*TransAct Technologies, Inc.	10,467	55,998
*Trio-Tech International	4,720	29,264
*TSR, Inc.	816	6,381
*TTM Technologies, Inc.	408,371	6,096,979
*Ultra Clean Holdings, Inc.	58,409	2,443,248
*Verint Systems, Inc.	10,606	321,150
#*Viasat, Inc.	24,341	387,265
#Vishay Intertechnology, Inc.	503,270	11,645,668
*Vishay Precision Group, Inc.	49,057	1,618,881
#Xerox Holdings Corp.	370,205	4,920,024

TOTAL INFORMATION TECHNOLOGY		181,979,071

MATERIALS — (6.8%)
AdvanSix, Inc.	77,327	1,953,280
Alcoa Corp.	354,778	12,466,899
#Alpha Metallurgical Resources, Inc.	1,175	384,366
*Alto Ingredients, Inc.	4,132	7,809
American Vanguard Corp.	47,364	539,476
#*Arcadium Lithium PLC	461,432	2,030,301
Arch Resources, Inc.	32,319	5,131,611
*Arq, Inc.	2,150	16,684
*Ascent Industries Co.	5,644	57,964
Ashland, Inc.	139,265	13,276,132
Avient Corp.	230,137	9,762,412
Berry Global Group, Inc.	93,976	5,322,801
Caledonia Mining Corp. PLC	12,895	126,500
Carpenter Technology Corp.	58,209	4,988,511
*Clearwater Paper Corp.	46,206	2,081,118
*Cleveland-Cliffs, Inc.	37,443	632,787
*Coeur Mining, Inc.	906,333	4,096,625
Commercial Metals Co.	362,704	19,491,713

16

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
#Compass Minerals International, Inc.	56,933	$708,816
*Ecovyst, Inc.	294,677	2,778,804
Element Solutions, Inc.	481,316	11,132,839
Ferroglobe PLC	213,906	1,123,007
Friedman Industries, Inc.	24,557	477,143
*Gatos Silver, Inc.	17,181	164,422
Greif, Inc., Class A	99,246	6,081,795
Greif, Inc., Class B	5,193	324,459
Haynes International, Inc.	40,029	2,407,744
HB Fuller Co.	20,152	1,505,556
Hecla Mining Co.	1,814,622	8,583,162
Huntsman Corp.	506,826	12,092,868
*Ingevity Corp.	3,502	179,092
Innospec, Inc.	1,194	143,280
*Intrepid Potash, Inc.	36,233	729,008
Kaiser Aluminum Corp.	22,911	2,073,216
Koppers Holdings, Inc.	32,460	1,664,549
#Kronos Worldwide, Inc.	109,370	1,252,286
*LSB Industries, Inc.	78,497	730,022
#Mativ Holdings, Inc.	64,394	1,175,834
Mercer International, Inc.	133,846	1,355,860
*Metallus, Inc.	162,184	3,334,503
Minerals Technologies, Inc.	92,083	6,711,930
*Nexa Resources SA	20,578	150,014
Northern Technologies International Corp.	780	13,806
*O-I Glass, Inc.	409,797	6,130,563
Olympic Steel, Inc.	44,724	2,843,105
Pactiv Evergreen, Inc.	221,919	3,382,046
*Perimeter Solutions SA	222,870	1,560,090
Radius Recycling, Inc.	112,001	1,951,057
#Ramaco Resources, Inc., Class A	42,609	668,109
Ramaco Resources, Inc., Class B	1,811	20,120
*Ranpak Holdings Corp.	167,633	1,213,663
*Rayonier Advanced Materials, Inc.	109,675	409,088
Ryerson Holding Corp.	81,776	2,334,705
Stepan Co.	57,047	4,734,331
*Summit Materials, Inc., Class A	6,559	255,145
SunCoke Energy, Inc.	336,239	3,466,624
Sylvamo Corp.	4,695	293,437
Tredegar Corp.	12,146	77,491
TriMas Corp.	112,747	2,930,295
#Tronox Holdings PLC	479,713	8,150,324
#United States Steel Corp.	268,995	9,818,317
*Universal Stainless & Alloy Products, Inc.	28,073	734,109
Warrior Met Coal, Inc.	17,497	1,195,920
Worthington Steel, Inc.	59,367	1,827,910

TOTAL MATERIALS		203,257,453

REAL ESTATE — (1.2%)
*AMREP Corp.	1,379	27,972
*Anywhere Real Estate, Inc.	137,542	668,454
*CKX Lands, Inc.	1,249	17,548
*Cushman & Wakefield PLC	606,867	5,856,267
Douglas Elliman, Inc.	15,760	21,434
*Five Point Holdings LLC, Class A	9,983	28,352
*Forestar Group, Inc.	126,736	3,927,549
*FRP Holdings, Inc.	30,008	909,542
*Howard Hughes Holdings, Inc.	134,930	8,792,039
*Jones Lang LaSalle, Inc.	45,660	8,250,762

17

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
Kennedy-Wilson Holdings, Inc.	37,079	$318,509
Marcus & Millichap, Inc.	47,015	1,488,965
Newmark Group, Inc., Class A	298,434	2,856,013
RE/MAX Holdings, Inc.	44,326	311,168
*Tejon Ranch Co.	77,964	1,308,236

TOTAL REAL ESTATE		34,782,810

UTILITIES — (0.4%)
#*Altus Power, Inc.	82,529	302,881
Brookfield Renewable Corp., Class A	8,073	187,617
#Genie Energy, Ltd., Class B	8,240	125,990
New Jersey Resources Corp.	123,506	5,395,977
#Ormat Technologies, Inc.	75,896	4,844,442

TOTAL UTILITIES		10,856,907

TOTAL COMMON STOCKS		2,810,360,116

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*<»OmniAb Operations, Inc.	3,138	—
*<»OmniAb Operations, Inc.	3,138	—

TOTAL HEALTH CARE		—

MATERIALS — (0.0%)
*»Resolute Forest Products, Inc.	34,750	49,345

TOTAL RIGHTS/WARRANTS		49,345

TOTAL INVESTMENTS SECURITIES— (94.3%) (Cost $2,646,994,531)		2,810,409,461

SECURITIES LENDING COLLATERAL — (5.7%)
@§The DFA Short Term Investment Fund	14,816,672	171,399,260

TOTAL INVESTMENTS — (100.0%) (Cost $2,818,393,791)		$2,981,808,721

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of April 30, 2024
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$85,441,885	$—	$—	$85,441,885
Consumer Discretionary	429,467,178	—	—	429,467,178
Consumer Staples	123,171,433	—	—	123,171,433
Energy	359,678,065	—	—	359,678,065
Financials	725,900,855	—	—	725,900,855
Health Care	127,129,202	—	—	127,129,202
Industrials	528,695,257	—	—	528,695,257
Information Technology	181,979,071	—	—	181,979,071

18

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Materials	$203,257,453	$—	$—		$203,257,453
Real Estate	34,782,810	—	—		34,782,810
Utilities	10,856,907	—	—		10,856,907
Rights/Warrants
Health Care	—	—	—		—
Materials	—	49,345	—		49,345
Securities Lending Collateral	—	171,399,260	—		171,399,260

Total Investments	$2,810,360,116	$171,448,605	$—	***	$2,981,808,721

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

19

DIMENSIONAL US LARGE CAP VECTOR ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (12.1%)
*Alphabet, Inc., Class A	22,404	$3,646,923
*Alphabet, Inc., Class C	24,579	4,046,687
AT&T, Inc.	53,851	909,543
*Charter Communications, Inc., Class A	1,013	259,267
Comcast Corp., Class A	39,772	1,515,711
Electronic Arts, Inc.	2,605	330,366
Fox Corp., Class A	3,470	107,605
Fox Corp., Class B	2,360	67,685
Interpublic Group of Cos., Inc. (The)	5,451	165,928
Meta Platforms, Inc., Class A	15,088	6,490,405
Omnicom Group, Inc.	3,082	286,133
T-Mobile US, Inc.	4,836	793,926
Verizon Communications, Inc.	47,657	1,881,975

TOTAL COMMUNICATION SERVICES		20,502,154

CONSUMER DISCRETIONARY — (9.9%)
*Amazon.com, Inc.	49,830	8,720,250
Best Buy Co., Inc.	4,005	294,928
*Burlington Stores, Inc.	289	52,003
*Chipotle Mexican Grill, Inc.	43	135,863
Darden Restaurants, Inc.	1,711	262,485
*Deckers Outdoor Corp.	194	158,783
Dick’s Sporting Goods, Inc.	1,054	211,791
DR Horton, Inc.	2,414	343,971
eBay, Inc.	6,851	353,101
*Expedia Group, Inc.	1,388	186,866
#*Floor & Decor Holdings, Inc., Class A	495	54,613
Ford Motor Co.	26,521	322,230
General Motors Co.	13,894	618,700
Genuine Parts Co.	1,980	311,276
Las Vegas Sands Corp.	5,425	240,653
Lennar Corp., Class A	112	16,981
Lennar Corp., Class B	8	1,123
LKQ Corp.	3,291	141,941
*Lululemon Athletica, Inc.	707	254,944
NIKE, Inc., Class B	701	64,674
*NVR, Inc.	55	409,137
#Penske Automotive Group, Inc.	317	48,472
Pool Corp.	418	151,538
PulteGroup, Inc.	3,479	387,630
Ralph Lauren Corp.	56	9,164
Ross Stores, Inc.	2,311	299,390
*Royal Caribbean Cruises, Ltd.	2,869	400,598
Service Corp. International	149	10,685
TJX Cos., Inc. (The)	12,300	1,157,307
Toll Brothers, Inc.	207	24,656
*TopBuild Corp.	197	79,720
#Tractor Supply Co.	1,393	380,400
*Ulta Beauty, Inc.	599	242,499
#Williams-Sonoma, Inc.	987	283,052

TOTAL CONSUMER DISCRETIONARY		16,631,424

CONSUMER STAPLES — (8.0%)
Albertsons Cos., Inc., Class A	9,716	198,206
*BJ’s Wholesale Club Holdings, Inc.	230	17,177

1

DIMENSIONAL US LARGE CAP VECTOR ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Brown-Forman Corp., Class A	620	$30,423
#Brown-Forman Corp., Class B	2,885	138,047
Bunge Global SA	757	77,032
Campbell Soup Co.	3,303	150,980
Casey’s General Stores, Inc.	485	154,996
Church & Dwight Co., Inc.	197	21,254
Coca-Cola Co. (The)	19,074	1,178,201
Conagra Brands, Inc.	823	25,332
Constellation Brands, Inc., Class A	968	245,349
Costco Wholesale Corp.	198	143,134
Dollar General Corp.	3,244	451,532
*Dollar Tree, Inc.	1,809	213,914
Estee Lauder Cos., Inc. (The)	1,061	155,659
General Mills, Inc.	6,711	472,857
Hershey Co. (The)	1,464	283,899
J.M. Smucker Co. (The)	69	7,925
Kellanova	696	40,271
Kenvue, Inc.	4,836	91,014
Kroger Co. (The)	11,743	650,327
Lamb Weston Holdings, Inc.	549	45,754
Mondelez International, Inc., Class A	2,902	208,770
PepsiCo, Inc.	14,680	2,582,359
*Performance Food Group Co.	2,261	153,477
Procter & Gamble Co. (The)	13,700	2,235,840
Sysco Corp.	6,221	462,345
Target Corp.	5,149	828,886
*US Foods Holding Corp.	4,070	204,518
Walmart, Inc.	35,696	2,118,558

TOTAL CONSUMER STAPLES		13,588,036

ENERGY — (10.4%)
Baker Hughes Co.	5,506	179,606
Cheniere Energy, Inc.	3,090	487,664
#Chesapeake Energy Corp.	2,235	200,882
Chevron Corp.	13,505	2,177,951
ConocoPhillips	14,408	1,809,933
Coterra Energy, Inc.	10,766	294,558
Devon Energy Corp.	10,205	522,292
Diamondback Energy, Inc.	2,888	580,863
EOG Resources, Inc.	5,826	769,789
Exxon Mobil Corp.	32,992	3,901,964
Halliburton Co.	14,446	541,292
Hess Corp.	3,452	543,656
HF Sinclair Corp.	2,857	154,992
Marathon Oil Corp.	8,291	222,613
Marathon Petroleum Corp.	5,047	917,141
#Occidental Petroleum Corp.	9,960	658,754
ONEOK, Inc.	657	51,982
Ovintiv, Inc.	1,748	89,707
Phillips 66	3,937	563,818
Pioneer Natural Resources Co.	2,366	637,211
Schlumberger NV	11,305	536,761
Targa Resources Corp.	3,359	383,128
Texas Pacific Land Corp.	188	108,344
Valero Energy Corp.	4,560	729,007

2

DIMENSIONAL US LARGE CAP VECTOR ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Williams Cos., Inc. (The)	11,657	$447,163

TOTAL ENERGY		17,511,071

FINANCIALS — (11.1%)
Aflac, Inc.	1,870	156,425
Ally Financial, Inc.	710	27,229
American Express Co.	4,972	1,163,597
American Financial Group, Inc.	151	19,290
American International Group, Inc.	2,597	195,580
Ameriprise Financial, Inc.	1,685	693,866
Apollo Global Management, Inc.	1,500	162,570
*Arch Capital Group, Ltd.	2,132	199,427
Arthur J. Gallagher & Co.	1,056	247,833
Brown & Brown, Inc.	3,137	255,791
Cboe Global Markets, Inc.	939	170,100
Charles Schwab Corp. (The)	11,214	829,275
Cincinnati Financial Corp.	78	9,024
#Corebridge Financial, Inc.	1,102	29,269
Discover Financial Services	3,926	497,542
East West Bancorp, Inc.	192	14,302
Equitable Holdings, Inc.	1,092	40,306
Everest Group, Ltd.	161	58,992
FactSet Research Systems, Inc.	52	21,678
Fidelity National Information Services, Inc.	5,567	378,111
Fifth Third Bancorp	7,666	279,502
First Citizens BancShares, Inc., Class A	225	379,521
*Fiserv, Inc.	4,179	638,008
Globe Life, Inc.	1,301	99,097
Hartford Financial Services Group, Inc. (The)	4,886	473,405
Huntington Bancshares, Inc.	5,991	80,699
Jack Henry & Associates, Inc.	1,106	179,935
JPMorgan Chase & Co.	21,764	4,173,029
LPL Financial Holdings, Inc.	1,085	292,006
Marsh & McLennan Cos., Inc.	4,700	937,321
MetLife, Inc.	5,112	363,361
Moody’s Corp.	367	135,911
Nasdaq, Inc.	246	14,723
*PayPal Holdings, Inc.	4,851	329,480
Principal Financial Group, Inc.	2,504	198,167
Progressive Corp. (The)	1,128	234,906
Prudential Financial, Inc.	4,784	528,536
Raymond James Financial, Inc.	2,419	295,118
Regions Financial Corp.	3,658	70,490
Synchrony Financial	4,257	187,223
T. Rowe Price Group, Inc.	2,579	282,581
Travelers Cos., Inc. (The)	3,300	700,128
#Visa, Inc., Class A	9,300	2,498,073
W. R. Berkley Corp.	2,731	210,205
Willis Towers Watson PLC	113	28,379

TOTAL FINANCIALS		18,780,011

HEALTH CARE — (10.0%)
Abbott Laboratories	9,419	998,131
AbbVie, Inc.	11,850	1,927,284
Agilent Technologies, Inc.	3,072	420,987
*Align Technology, Inc.	40	11,295
Amgen, Inc.	733	200,798
Becton Dickinson & Co.	2,146	503,452
Bristol-Myers Squibb Co.	21,814	958,507

3

DIMENSIONAL US LARGE CAP VECTOR ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Bruker Corp.	341	$26,601
*Charles River Laboratories International, Inc.	284	65,036
Cigna Group (The)	824	294,201
CVS Health Corp.	9,484	642,162
*DaVita, Inc.	149	20,712
*Edwards Lifesciences Corp.	126	10,668
Elevance Health, Inc.	1,333	704,597
GE HealthCare Technologies, Inc.	6,048	461,100
Gilead Sciences, Inc.	14,095	918,994
Humana, Inc.	628	189,712
*IQVIA Holdings, Inc.	2,299	532,839
Johnson & Johnson	27,875	4,030,446
*Medpace Holdings, Inc.	34	13,204
*Molina Healthcare, Inc.	707	241,865
Quest Diagnostics, Inc.	665	91,890
ResMed, Inc.	1,323	283,109
*Solventum Corp.	869	56,494
Stryker Corp.	138	46,437
Thermo Fisher Scientific, Inc.	219	124,550
UnitedHealth Group, Inc.	4,827	2,334,820
Universal Health Services, Inc., Class B	190	32,382
*Vertex Pharmaceuticals, Inc.	505	198,369
*Waters Corp.	256	79,114
Zoetis, Inc.	2,937	467,688

TOTAL HEALTH CARE		16,887,444

INDUSTRIALS — (15.2%)
3M Co.	3,478	335,662
A. O. Smith Corp.	2,202	182,414
Advanced Drainage Systems, Inc.	291	45,687
Allegion PLC	597	72,571
AMETEK, Inc.	2,340	408,704
Automatic Data Processing, Inc.	158	38,219
Booz Allen Hamilton Holding Corp.	1,129	166,719
Broadridge Financial Solutions, Inc.	1,189	229,965
*Builders FirstSource, Inc.	2,030	371,125
Carlisle Cos., Inc.	557	216,255
Carrier Global Corp.	5,684	349,509
Caterpillar, Inc.	6,683	2,235,931
Cintas Corp.	593	390,396
CSX Corp.	23,113	767,814
Cummins, Inc.	1,861	525,714
Deere & Co.	3,371	1,319,443
Delta Air Lines, Inc.	12,241	612,907
Dover Corp.	1,121	200,995
Eaton Corp. PLC	2,172	691,261
EMCOR Group, Inc.	880	314,310
Equifax, Inc.	847	186,501
Expeditors International of Washington, Inc.	1,539	171,306
Fastenal Co.	5,551	377,135
FedEx Corp.	2,428	635,602
Ferguson PLC	2,632	552,457
General Dynamics Corp.	1,247	358,001
Graco, Inc.	101	8,100
Honeywell International, Inc.	6,227	1,200,130
Howmet Aerospace, Inc.	3,586	239,366
Hubbell, Inc.	544	201,563
Huntington Ingalls Industries, Inc.	126	34,893
IDEX Corp.	590	130,071

4

DIMENSIONAL US LARGE CAP VECTOR ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Illinois Tool Works, Inc.	215	$52,484
JB Hunt Transport Services, Inc.	1,386	225,322
Leidos Holdings, Inc.	1,059	148,493
Lincoln Electric Holdings, Inc.	899	197,357
Lockheed Martin Corp.	2,402	1,116,762
*NEXTracker, Inc., Class A	813	34,788
Nordson Corp.	415	107,149
Norfolk Southern Corp.	1,116	257,037
Northrop Grumman Corp.	754	365,713
nVent Electric PLC	81	5,838
Old Dominion Freight Line, Inc.	1,198	217,689
Owens Corning	1,481	249,119
PACCAR, Inc.	4,301	456,379
Parker-Hannifin Corp.	847	461,539
Paychex, Inc.	2,406	285,857
Paycom Software, Inc.	838	157,527
Pentair PLC	2,077	164,270
Quanta Services, Inc.	1,394	360,433
Republic Services, Inc.	1,610	308,637
Rockwell Automation, Inc.	1,483	401,834
Rollins, Inc.	3,479	155,024
*Saia, Inc.	322	127,779
Snap-on, Inc.	465	124,601
SS&C Technologies Holdings, Inc.	3,154	195,201
Trane Technologies PLC	1,286	408,099
TransUnion	2,344	171,112
U-Haul Holding Co.	2,776	170,224
#*U-Haul Holding Co.	226	14,290
Union Pacific Corp.	5,092	1,207,619
*United Airlines Holdings, Inc.	5,502	283,133
United Parcel Service, Inc., Class B	7,782	1,147,689
United Rentals, Inc.	1,152	769,524
Vertiv Holdings Co., Class A	3,159	293,787
Waste Management, Inc.	4,122	857,458
#Watsco, Inc.	12	5,373
WW Grainger, Inc.	503	463,439
*XPO, Inc.	1,764	189,559

TOTAL INDUSTRIALS		25,728,864

INFORMATION TECHNOLOGY — (17.7%)
Accenture PLC, Class A	3,976	1,196,418
*Adobe, Inc.	1,181	546,602
*Akamai Technologies, Inc.	1,146	115,666
Amdocs, Ltd.	1,437	120,694
Amphenol Corp., Class A	3,488	421,246
Analog Devices, Inc.	3,406	683,278
Applied Materials, Inc.	7,653	1,520,268
*AppLovin Corp., Class A	1,300	91,741
Broadcom, Inc.	3,233	4,203,773
CDW Corp.	1,780	430,511
Cisco Systems, Inc.	31,739	1,491,098
Cognizant Technology Solutions Corp., Class A	5,490	360,583
Corning, Inc.	11,114	370,985
*Corpay, Inc.	1,104	333,563
*Enphase Energy, Inc.	1,430	155,527
Entegris, Inc.	321	42,667
*Flex, Ltd.	4,670	133,796
Gen Digital, Inc.	9,468	190,686
#*GLOBALFOUNDRIES, Inc.	1,076	52,595

5

DIMENSIONAL US LARGE CAP VECTOR ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
	15,681	$266,577
Hewlett Packard Enterprise Co.
International Business Machines Corp.	10,963	1,822,051
#Jabil, Inc.	2,277	267,229
*Keysight Technologies, Inc.	1,736	256,824
Lam Research Corp.	776	694,062
Microchip Technology, Inc.	5,579	513,156
Microsoft Corp.	19,849	7,727,811
NetApp, Inc.	2,035	207,997
NXP Semiconductors NV	2,839	727,323
*ON Semiconductor Corp.	5,677	398,298
QUALCOMM, Inc.	10,309	1,709,748
Skyworks Solutions, Inc.	1,631	173,848
*Super Micro Computer, Inc.	432	371,002
TE Connectivity, Ltd.	2,428	343,513
#Teradyne, Inc.	1,050	122,136
Texas Instruments, Inc.	8,660	1,527,797
*Zebra Technologies Corp.	763	240,009

TOTAL INFORMATION TECHNOLOGY		29,831,078

MATERIALS — (4.2%)
Air Products and Chemicals, Inc.	998	235,867
#Albemarle Corp.	273	32,845
Amcor PLC	16,710	149,387
Avery Dennison Corp.	1,051	228,361
Ball Corp.	4,192	291,638
Celanese Corp.	683	104,916
CF Industries Holdings, Inc.	2,862	226,012
Dow, Inc.	4,257	242,223
Eastman Chemical Co.	563	53,170
Freeport-McMoRan, Inc.	6,919	345,535
International Paper Co.	4,079	142,520
Linde PLC	2,661	1,173,395
LyondellBasell Industries NV, Class A	5,563	556,133
Martin Marietta Materials, Inc.	332	194,907
Nucor Corp.	3,705	624,404
Packaging Corp. of America	1,192	206,192
PPG Industries, Inc.	2,013	259,677
Reliance, Inc.	619	176,242
RPM International, Inc.	1,541	164,748
Sherwin-Williams Co. (The)	2,503	749,924
#Southern Copper Corp.	951	110,953
Steel Dynamics, Inc.	2,720	353,926
Vulcan Materials Co.	1,147	295,502
Westlake Corp.	637	93,868

TOTAL MATERIALS		7,012,345

REAL ESTATE — (0.1%)
*CBRE Group, Inc., Class A	2,099	182,382

UTILITIES — (0.3%)
NRG Energy, Inc.	149	10,828
Vistra Corp.	6,080	461,107

TOTAL UTILITIES		471,935

TOTAL COMMON STOCKS		167,126,744

TOTAL INVESTMENTS SECURITIES — (99.0%) (Cost $150,441,025)		167,126,744

6

DIMENSIONAL US LARGE CAP VECTOR ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
SECURITIES LENDING COLLATERAL — (1.0%)
@§The DFA Short Term Investment Fund	140,027	$1,619,838

TOTAL INVESTMENTS — (100.0%) (Cost $152,060,863)		$168,746,582

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$20,502,154	$—	$—	$20,502,154
Consumer Discretionary	16,631,424	—	—	16,631,424
Consumer Staples	13,588,036	—	—	13,588,036
Energy	17,511,071	—	—	17,511,071
Financials	18,780,011	—	—	18,780,011
Health Care	16,887,444	—	—	16,887,444
Industrials	25,728,864	—	—	25,728,864
Information Technology	29,831,078	—	—	29,831,078
Materials	7,012,345	—	—	7,012,345
Real Estate	182,382	—	—	182,382
Utilities	471,935	—	—	471,935
Securities Lending Collateral	—	1,619,838	—	1,619,838

Total Investments	$167,126,744	$1,619,838	$—	$168,746,582

7

DIMENSIONAL US REAL ESTATE ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.1%)
REAL ESTATE — (97.1%)
Acadia Realty Trust	90,442	$1,562,838
Agree Realty Corp.	87,517	5,007,723
Alexander’s, Inc.	1,739	367,903
#Alexandria Real Estate Equities, Inc.	136,878	15,860,054
Alpine Income Property Trust, Inc.	8,508	127,024
American Assets Trust, Inc.	40,910	873,429
American Homes 4 Rent, Class A	273,741	9,799,928
American Tower Corp.	339,436	58,233,640
Americold Realty Trust, Inc.	232,672	5,111,804
Apartment Income REIT Corp.	119,084	4,570,444
*Apartment Investment and Management Co.	108,011	864,088
Apple Hospitality REIT, Inc.	191,060	2,820,046
AvalonBay Communities, Inc.	118,701	22,502,149
#Boston Properties, Inc.	124,728	7,719,416
Braemar Hotels & Resorts, Inc.	21,841	59,626
Brandywine Realty Trust	141,369	641,815
Brixmor Property Group, Inc.	252,986	5,590,991
Broadstone Net Lease, Inc.	139,921	2,037,250
BRT Apartments Corp.	9,377	168,223
Camden Property Trust	78,866	7,861,363
CareTrust REIT, Inc.	106,850	2,641,332
#CBL & Associates Properties, Inc.	9,517	206,995
Centerspace	11,506	773,779
Chatham Lodging Trust	40,132	368,010
City Office REIT, Inc.	29,736	138,570
Clipper Realty, Inc.	7,862	33,020
Community Healthcare Trust, Inc.	15,776	418,537
COPT Defense Properties	96,154	2,304,811
Cousins Properties, Inc.	132,113	3,030,672
Crown Castle, Inc.	363,757	34,113,131
CTO Realty Growth, Inc.	16,004	277,669
CubeSmart	187,317	7,575,099
DiamondRock Hospitality Co.	172,971	1,539,442
Digital Realty Trust, Inc.	260,719	36,182,583
Diversified Healthcare Trust	141,795	334,636
#Douglas Emmett, Inc.	140,347	1,924,157
Easterly Government Properties, Inc.	81,309	950,502
EastGroup Properties, Inc.	40,895	6,353,447
Elme Communities	81,581	1,236,768
Empire State Realty Trust, Inc.	122,086	1,110,983
#EPR Properties	61,770	2,507,244
Equinix, Inc.	82,716	58,820,175
*Equity Commonwealth	62,078	1,162,100
Equity LifeStyle Properties, Inc.	148,062	8,926,658
Equity Residential	291,371	18,764,292
Essential Properties Realty Trust, Inc.	152,263	4,010,607
Essex Property Trust, Inc.	53,410	13,152,213
Extra Space Storage, Inc.	176,342	23,679,204
Federal Realty Investment Trust	61,017	6,356,141
First Industrial Realty Trust, Inc.	108,043	4,907,313
Four Corners Property Trust, Inc.	82,091	1,925,034
Franklin Street Properties Corp.	65,955	122,676
Gaming and Leisure Properties, Inc.	226,865	9,693,941

1

DIMENSIONAL US REAL ESTATE ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
	232	$877
Generation Income Properties, Inc.
Getty Realty Corp.	41,035	1,112,048
Gladstone Commercial Corp.	34,233	457,695
Global Medical REIT, Inc.	51,131	414,672
#Global Net Lease, Inc.	133,835	930,153
Global Self Storage, Inc.	2,516	10,542
Healthcare Realty Trust, Inc.	254,133	3,616,313
Healthpeak Properties, Inc.	599,556	11,157,737
Highwoods Properties, Inc.	90,183	2,362,795
Host Hotels & Resorts, Inc.	585,854	11,055,065
#Hudson Pacific Properties, Inc.	101,590	589,222
Independence Realty Trust, Inc.	191,990	3,027,682
Industrial Logistics Properties Trust	46,431	163,437
#Innovative Industrial Properties, Inc.	23,127	2,391,332
InvenTrust Properties Corp.	56,368	1,428,365
Invitation Homes, Inc.	514,660	17,601,372
Iron Mountain, Inc.	244,126	18,924,648
#JBG SMITH Properties	75,872	1,138,839
Kilroy Realty Corp.	93,381	3,156,278
#Kimco Realty Corp.	580,453	10,813,839
Kite Realty Group Trust	176,516	3,848,049
#Lamar Advertising Co., Class A	73,547	8,520,420
#LTC Properties, Inc.	40,599	1,343,827
LXP Industrial Trust	249,101	2,079,993
#Macerich Co. (The)	176,626	2,430,374
#Medical Properties Trust, Inc.	488,275	2,246,065
Mid-America Apartment Communities, Inc.	97,612	12,689,560
Modiv Industrial, Inc.	3,343	50,045
National Health Investors, Inc.	35,548	2,241,657
#National Storage Affiliates Trust	63,883	2,238,460
*NET Lease Office Properties	6,979	159,540
#NETSTREIT Corp.	62,965	1,060,960
NexPoint Residential Trust, Inc.	16,121	551,983
NNN REIT, Inc.	146,000	5,917,380
#Omega Healthcare Investors, Inc.	205,430	6,247,126
One Liberty Properties, Inc.	13,690	313,638
Outfront Media, Inc.	120,838	1,916,491
Paramount Group, Inc.	137,996	640,301
Park Hotels & Resorts, Inc.	173,856	2,804,297
Pebblebrook Hotel Trust	98,551	1,431,946
Phillips Edison & Co., Inc.	102,843	3,362,966
Piedmont Office Realty Trust, Inc., Class A	104,381	719,185
Plymouth Industrial REIT, Inc.	35,025	731,322
Postal Realty Trust, Inc., Class A	16,594	229,827
Prologis, Inc.	771,703	78,752,291
Public Storage	131,616	34,147,771
Realty Income Corp.	717,826	38,432,404
Regency Centers Corp.	150,182	8,893,778
Retail Opportunity Investments Corp.	112,118	1,375,688
Rexford Industrial Realty, Inc.	138,866	5,944,853
RLJ Lodging Trust	127,840	1,406,240
Ryman Hospitality Properties, Inc.	48,180	5,082,026
Sabra Health Care REIT, Inc.	193,551	2,694,230
Saul Centers, Inc.	11,200	407,792
SBA Communications Corp.	90,212	16,790,257
Service Properties Trust	142,582	874,028
Simon Property Group, Inc.	272,321	38,269,270
SITE Centers Corp.	153,284	2,067,801

2

DIMENSIONAL US REAL ESTATE ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
	53,032	$2,642,585
#SL Green Realty Corp.
#STAG Industrial, Inc.	149,348	5,136,078
Summit Hotel Properties, Inc.	87,873	528,117
Sun Communities, Inc.	104,105	11,588,969
Sunstone Hotel Investors, Inc.	159,434	1,626,227
#Tanger, Inc.	88,889	2,520,003
Terreno Realty Corp.	82,444	4,480,831
UDR, Inc.	257,826	9,818,014
UMH Properties, Inc.	55,680	886,426
Uniti Group, Inc.	219,234	1,260,596
Universal Health Realty Income Trust	9,124	328,738
Urban Edge Properties	99,035	1,656,856
Ventas, Inc.	333,190	14,753,653
Veris Residential, Inc.	68,111	981,480
VICI Properties, Inc.	910,663	25,999,429
#Vornado Realty Trust	142,364	3,705,735
Welltower, Inc.	479,968	45,731,351
Whitestone REIT	37,980	436,770
#WP Carey, Inc.	142,787	7,830,439
Xenia Hotels & Resorts, Inc.	90,020	1,248,577

TOTAL REAL ESTATE		939,749,121

TOTAL COMMON STOCKS		939,749,121

TOTAL INVESTMENT SECURITIES — (97.1%) (Cost $992,946,432)		939,749,121

SECURITIES LENDING COLLATERAL — (2.9%)
@§The DFA Short Term Investment Fund	2,425,806	28,061,720

TOTAL INVESTMENTS — (100.0%) (Cost $1,021,008,152)		$967,810,841

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Real Estate	$939,749,121	$—	$—	$939,749,121
Securities Lending Collateral	—	28,061,720	—	28,061,720

Total Investments	$939,749,121	$28,061,720	$—	$967,810,841

3

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (96.0%)
AUSTRALIA — (6.3%)
#*29Metals, Ltd.	93,420	$30,634
Accent Group, Ltd.	191,508	235,033
*Adairs, Ltd.	78,831	109,544
*Adbri, Ltd.	155,926	318,939
AGL Energy, Ltd.	166,933	1,025,446
*Alkane Resources, Ltd.	104,321	42,338
*Alliance Aviation Services, Ltd.	368	753
ALS, Ltd.	134,927	1,148,632
Altium, Ltd.	27,566	1,181,579
*Alumina, Ltd.	766,870	809,197
AMP, Ltd.	890,651	636,179
Ampol, Ltd.	92,281	2,205,756
Ansell, Ltd.	78,455	1,303,677
*ANZ Group Holdings, Ltd.	683,798	12,503,735
APA Group	330,510	1,785,612
APM Human Services International, Ltd.	101,214	79,854
#*Arafura Rare Earths, Ltd.	314,413	40,833
*ARB Corp., Ltd.	19,850	497,797
Aristocrat Leisure, Ltd.	194,657	5,045,914
ARN Media, Ltd.	956	518
ASX, Ltd.	41,780	1,725,731
Atlas Arteria, Ltd.	322,098	1,085,512
AUB Group, Ltd.	30,662	563,265
*Audinate Group, Ltd.	13,470	163,914
*Aurelia Metals, Ltd.	11,889	1,544
Aurizon Holdings, Ltd.	826,528	2,055,586
#*Aussie Broadband, Ltd.	73,132	176,182
Austal, Ltd.	117,605	175,644
*Austin Engineering, Ltd.	401	131
*Australian Agricultural Co., Ltd.	10,802	9,610
#Australian Clinical Labs, Ltd.	41,826	65,998
Australian Ethical Investment, Ltd.	56	171
#*Australian Strategic Materials, Ltd.	3,388	2,244
*Auswide Bank, Ltd.	52	147
*AVJennings, Ltd.	108	23
Baby Bunting Group, Ltd.	14,420	17,276
*Bank of Queensland, Ltd.	244,159	975,051
»Bapcor, Ltd.	145,184	544,911
Beach Energy, Ltd.	742,747	776,508
*Beacon Lighting Group, Ltd.	75	143
*Bega Cheese, Ltd.	163,118	438,512
Bendigo & Adelaide Bank, Ltd.	362,854	2,304,359
BHP Group, Ltd.	202,017	5,644,670
BHP Group, Ltd.	564,707	15,718,714
#BHP Group, Ltd., Sponsored ADR	402,250	22,188,110
BlueScope Steel, Ltd.	150,418	2,235,758
#Boral, Ltd.	44,919	167,134
Brambles, Ltd.	511,456	4,855,511
#*Bravura Solutions, Ltd.	71,572	64,136
Breville Group, Ltd.	21,811	366,113
Brickworks, Ltd.	5,884	102,473
*»BWX, Ltd.	307	—
Capitol Health, Ltd.	664	103

1

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
	12	$77
Capral, Ltd.
*Capricorn Metals, Ltd.	115,722	376,472
*CAR Group, Ltd.	66,160	1,453,372
#*Cettire, Ltd.	86,279	167,516
*Challenger, Ltd.	148,206	649,604
Champion Iron, Ltd.	133,899	622,543
*Chrysos Corp., Ltd.	15,251	56,151
*Cleanaway Waste Management, Ltd.	1,216,623	2,133,040
ClearView Wealth, Ltd.	180	71
#Clinuvel Pharmaceuticals, Ltd.	12,920	126,264
#*Coast Entertainment Holdings, Ltd.	420	134
Cochlear, Ltd.	18,531	3,911,966
Codan, Ltd.	32,938	234,202
Coles Group, Ltd.	452,493	4,765,868
*Collins Foods, Ltd.	46,091	300,489
Commonwealth Bank of Australia	411,467	30,603,526
Computershare, Ltd.	194,309	3,435,736
#*Cooper Energy, Ltd.	173,874	23,145
#Corporate Travel Management, Ltd.	30,786	307,260
CSL, Ltd.	80,227	14,417,938
CSR, Ltd.	162,444	937,745
Data#3, Ltd.	50,165	249,196
#*Develop Global, Ltd.	13,454	21,404
*Dicker Data, Ltd.	34,667	240,868
Domain Holdings Australia, Ltd.	70,229	135,898
*Domino’s Pizza Enterprises, Ltd.	17,871	457,683
Downer EDI, Ltd.	228,791	701,230
Eagers Automotive, Ltd.	28,027	230,040
Elders, Ltd.	78,572	433,167
*Emerald Resources NL	184,849	424,913
#*EML Payments, Ltd.	114,867	75,335
Endeavour Group, Ltd.	518,346	1,804,113
Enero Group, Ltd.	40	43
*EQT Holdings, Ltd.	8	158
Evolution Mining, Ltd.	695,227	1,832,871
EVT, Ltd.	4,568	35,684
*Experience Co., Ltd.	228	25
Fiducian Group, Ltd.	12	62
*Finbar Group, Ltd.	100	52
*FleetPartners Group, Ltd.	116,431	272,932
Fleetwood, Ltd.	20,424	21,352
#Flight Centre Travel Group, Ltd.	61,754	850,521
Fortescue, Ltd.	375,190	6,346,558
G8 Education, Ltd.	275,273	217,180
*Genesis Minerals, Ltd.	154,048	176,055
*Gold Road Resources, Ltd.	593,019	631,527
GrainCorp, Ltd., Class A	273,585	1,522,483
Grange Resources, Ltd.	217,286	59,260
GTN, Ltd.	136	39
GUD Holdings, Ltd.	84,404	565,068
GWA Group, Ltd.	8,260	13,785
*Hansen Technologies, Ltd.	69,427	211,888
Harvey Norman Holdings, Ltd.	211,291	629,757
#*Healius, Ltd.	164,393	128,632
Helia Group, Ltd.	344,256	894,171
Helloworld Travel, Ltd.	40	71
HUB24, Ltd.	10,366	271,737
#IDP Education, Ltd.	84,184	891,038

2

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
	110,157	$565,806
IGO, Ltd.
*Iluka Resources, Ltd.	174,401	869,740
Imdex, Ltd.	191,989	261,803
#*Imugene, Ltd.	509,486	28,783
Incitec Pivot, Ltd.	694,470	1,262,673
Infomedia, Ltd.	10,563	11,318
Inghams Group, Ltd.	1,519,238	3,630,387
*Insignia Financial, Ltd.	207,779	331,907
Insurance Australia Group, Ltd.	790,596	3,306,129
#*Integral Diagnostics, Ltd.	45,799	75,539
*IPH, Ltd.	79,697	325,516
#*IRESS, Ltd.	32,479	180,954
IVE Group, Ltd.	96	133
*James Hardie Industries PLC	130,389	4,589,862
JB Hi-Fi, Ltd.	37,828	1,499,610
Johns Lyng Group, Ltd.	83,792	305,786
*Judo Capital Holdings, Ltd.	60,768	52,876
Jumbo Interactive, Ltd.	32	328
Jupiter Mines, Ltd.	876	168
*Karoon Energy, Ltd.	337,544	426,314
Kelsian Group, Ltd.	64,601	233,235
*Kogan.com, Ltd.	19,464	64,206
*Lendlease Corp., Ltd.	230,338	967,719
*»Lifestyle Communities, Ltd.	5,141	40,160
Lifestyle Communities, Ltd.	34,059	266,058
Link Administration Holdings, Ltd.	180,212	263,297
Lottery Corp., Ltd. (The)	674,555	2,137,551
Lovisa Holdings, Ltd.	21,915	451,677
*Lynas Rare Earths, Ltd.	260,236	1,108,538
MA Financial Group, Ltd.	31,144	93,432
Maas Group Holdings, Ltd.	3,549	9,956
Macquarie Group, Ltd.	76,280	9,285,852
#Mader Group, Ltd.	12,516	54,615
Magellan Financial Group, Ltd.	85,749	497,233
*Mayne Pharma Group, Ltd.	31,601	143,025
McMillan Shakespeare, Ltd.	24,807	298,328
Medibank Pvt, Ltd.	798,696	1,846,336
*Megaport, Ltd.	46,533	407,919
*Metals X, Ltd.	189,103	55,871
*Metcash, Ltd.	352,305	901,352
*Mineral Resources, Ltd.	54,722	2,565,183
*MMA Offshore, Ltd.	157,488	267,934
*Monadelphous Group, Ltd.	42,301	370,546
Monash IVF Group, Ltd.	64,129	61,006
MotorCycle Holdings, Ltd.	32	31
*Mount Gibson Iron, Ltd.	71,587	20,686
Myer Holdings, Ltd.	205,316	101,991
*MyState, Ltd.	455	1,061
*Nanosonics, Ltd.	43,152	81,821
National Australia Bank, Ltd.	803,654	17,638,640
Netwealth Group, Ltd.	22,462	288,505
New Hope Corp., Ltd.	239,909	708,822
#*NEXTDC, Ltd.	113,277	1,227,658
*»NEXTDC, Ltd.	18,880	204,615
*nib holdings, Ltd.	176,329	853,020
*»Nick Scali, Ltd.	1,330	13,455
Nick Scali, Ltd.	28,304	286,348
Nickel Industries, Ltd.	341,477	210,651

3

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
	406,584	$402,624
Nine Entertainment Co. Holdings, Ltd.
*Northern Star Resources, Ltd.	338,928	3,288,042
NRW Holdings, Ltd.	176,958	321,742
*Nufarm, Ltd.	115,581	388,772
*Nuix, Ltd.	55,564	74,687
Objective Corp., Ltd.	12	97
*OFX Group, Ltd.	34,440	37,124
*OM Holdings, Ltd.	260	81
*Omni Bridgeway, Ltd.	74,878	60,534
oOh!media, Ltd.	238,905	259,848
*Orica, Ltd.	183,138	2,152,466
Origin Energy, Ltd.	481,294	3,047,154
Orora, Ltd.	300,783	427,737
*Paladin Energy, Ltd.	46,463	421,486
Peet, Ltd.	280	216
Perenti, Ltd.	288,347	178,813
*Perpetual, Ltd.	35,502	549,359
Perseus Mining, Ltd.	563,360	845,040
#*PEXA Group, Ltd.	37,493	298,483
#Pilbara Minerals, Ltd.	965,213	2,544,652
*Pinnacle Investment Management Group, Ltd.	28,577	210,245
Platinum Asset Management, Ltd.	153,838	106,887
#PointsBet Holdings, Ltd.	37,612	12,456
<»PPK Mining Equipment Group	8	—
Premier Investments, Ltd.	24,785	486,043
Pro Medicus, Ltd.	13,552	980,408
Probiotec, Ltd.	32	60
#Propel Funeral Partners, Ltd.	14,954	51,951
PWR Holdings, Ltd.	23,653	180,316
*Qantas Airways, Ltd.	197,862	758,043
QANTM Intellectual Property, Ltd.	68	73
*QBE Insurance Group, Ltd.	534,328	6,151,711
Qube Holdings, Ltd.	424,501	917,914
*Ramelius Resources, Ltd.	957,129	1,298,961
*Ramsay Health Care, Ltd.	55,050	1,867,768
REA Group, Ltd.	13,546	1,580,132
*Red 5, Ltd.	904,186	264,210
*»Red River Resources, Ltd.	236	—
Reece, Ltd.	56,571	1,023,053
Regis Healthcare, Ltd.	104	266
*Regis Resources, Ltd.	363,049	523,356
Reject Shop, Ltd. (The)	28	78
Reliance Worldwide Corp., Ltd.	267,831	900,886
*Resolute Mining, Ltd.	912,285	253,248
Ridley Corp., Ltd.	118,876	174,454
Rio Tinto, Ltd.	97,178	8,234,258
*RPMGlobal Holdings, Ltd.	7,472	11,984
*Sandfire Resources, Ltd.	164,023	1,017,156
Santos, Ltd.	1,434,101	7,170,505
SEEK, Ltd.	83,902	1,322,274
#*Select Harvests, Ltd.	57,359	130,361
Servcorp, Ltd.	36	96
Service Stream, Ltd.	225,276	186,511
Seven Group Holdings, Ltd.	39,997	988,238
SG Fleet Group, Ltd.	84	171
Sigma Healthcare, Ltd.	411,498	338,016
*Silver Lake Resources, Ltd.	366,977	347,913
Sims, Ltd.	50,347	394,276

4

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
	76,628	$477,183
SmartGroup Corp., Ltd.
Sonic Healthcare, Ltd.	146,311	2,543,341
South32, Ltd.	907,572	2,115,704
SRG Global, Ltd.	300	164
*St. Barbara, Ltd.	163,122	28,070
Stanmore Resources, Ltd.	50,961	110,526
*Star Entertainment Group, Ltd. (The)	653,520	171,867
Steadfast Group, Ltd.	223,832	824,109
#*Strike Energy, Ltd.	136,714	19,531
*Suncorp Group, Ltd.	391,511	4,225,268
Super Retail Group, Ltd.	55,529	528,968
*Superloop, Ltd.	128,319	111,654
#*Syrah Resources, Ltd.	234,000	79,773
*Tabcorp Holdings, Ltd.	835,522	398,772
Technology One, Ltd.	99,001	1,044,653
*Telix Pharmaceuticals, Ltd.	35,174	343,746
Telstra Group, Ltd.	837,538	1,995,951
*Temple & Webster Group, Ltd.	14,949	111,050
*»Ten Sixty Four, Ltd.	192	14
#Terracom, Ltd.	258,587	41,139
TPG Telecom, Ltd.	43,214	126,555
*Transurban Group	671,600	5,468,743
Treasury Wine Estates, Ltd.	219,652	1,724,411
#*Tuas, Ltd.	17,524	45,517
*Tyro Payments, Ltd.	154,011	96,507
Ventia Services Group Pty, Ltd.	252,686	595,617
ΩViva Energy Group, Ltd.	288,339	642,210
*Webjet, Ltd.	351,774	1,879,935
Wesfarmers, Ltd.	303,561	13,165,480
*West African Resources, Ltd.	483,628	420,819
#Westgold Resources, Ltd.	216,968	316,999
Westpac Banking Corp.	794,142	13,386,965
Whitehaven Coal, Ltd.	363,786	1,823,654
*WiseTech Global, Ltd.	34,441	2,075,182
Woodside Energy Group, Ltd.	100,341	1,821,800
Woodside Energy Group, Ltd.	505,015	9,257,515
Woodside Energy Group, Ltd., Sponsored ADR	44,774	797,425
Woolworths Group, Ltd.	297,429	6,161,029
Worley, Ltd.	118,788	1,163,968
*Xero, Ltd.	32,218	2,554,009
#Yancoal Australia, Ltd.	92,228	332,380

TOTAL AUSTRALIA		370,262,472

AUSTRIA — (0.2%)
Agrana Beteiligungs AG	12	173
ANDRITZ AG	16,860	926,621
#AT&S Austria Technologie & Systemtechnik AG	2,062	45,992
ΩBAWAG Group AG	36,537	2,195,588
CA Immobilien Anlagen AG	5,293	172,617
DO & CO AG	862	132,540
Erste Group Bank AG	97,268	4,562,671
*Eurotelesites AG	4,729	17,799
*Kapsch TrafficCom AG	4	35
Mayr Melnhof Karton AG	567	68,023
Oesterreichische Post AG	2,450	78,328
OMV AG	56,551	2,701,687
Palfinger AG	388	8,754
Porr Ag	8	122
Raiffeisen Bank International AG	13,669	254,020

5

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRIA — (Continued)
	4	$128
*Rosenbauer International AG
Schoeller-Bleckmann Oilfield Equipment AG	1,005	49,109
Semperit AG Holding	4	50
*Strabag SE	184	7,850
Strabag SE, Class BR	368	15,700
Telekom Austria AG	18,917	162,828
UNIQA Insurance Group AG	2,112	18,631
#*Verbund AG	15,671	1,199,751
Vienna Insurance Group AG Wiener Versicherung Gruppe	40	1,251
voestalpine AG	35,163	944,468
Wienerberger AG	25,171	903,242
Zumtobel Group AG	16	102

TOTAL AUSTRIA		14,468,080

BELGIUM — (0.8%)
Ackermans & van Haaren NV	8,883	1,533,959
Ageas SA	77,811	3,589,242
*AGFA-Gevaert NV	21,593	27,660
Anheuser-Busch InBev SA	206,396	12,393,956
*Argenx SE	4,269	1,601,280
#*Argenx SE, Sponsored ADR	3,766	1,414,133
*Azelis Group NV	30,595	740,642
Barco NV	16,981	237,494
Bekaert SA	7,639	384,388
bpost SA	24,452	96,608
Cie d’Entreprises CFE	60	491
Colruyt Group N.V	17,354	805,696
Deme Group NV	931	148,724
D’ieteren Group	3,498	760,020
Econocom Group SA	14,585	34,309
Elia Group SA	5,812	561,481
#Euronav NV, ADR	147,349	2,459,255
EVS Broadcast Equipment SA	8	291
Fagron	9,460	184,500
Jensen-Group NV	8	312
KBC Group NV	117,316	8,768,312
Kinepolis Group NV	2,057	88,088
Lotus Bakeries NV	72	725,982
Melexis NV	5,627	474,116
#*Ontex Group NV	2,998	30,325
*Orange Belgium SA	32	483
Proximus SADP	66,007	488,049
#Recticel SA	2,833	37,502
#Solvay SA, Class A	33,351	1,084,443
*Syensqo SA	33,351	3,109,261
Tessenderlo Group SA	6,580	169,560
UCB SA	26,291	3,501,325
#Umicore SA	90,940	2,028,387
Van de Velde NV	4	149
VGP NV	1,066	116,718
Viohalco SA	36	221

TOTAL BELGIUM		47,597,362

CANADA — (10.4%)
*5N Plus, Inc.	4,276	14,535
*Acadian Timber Corp.	8	102
ADENTRA, Inc.	7,604	235,672
ADF Group, Inc.	1,825	19,262
*Advantage Energy, Ltd.	76,890	601,083

6

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
	31,203	$384,061
Aecon Group, Inc.
Africa Oil Corp.	152,997	272,841
Ag Growth International, Inc.	6,842	263,999
*AGF Management, Ltd., Class B	26,799	153,711
Agnico Eagle Mines, Ltd.	51,386	3,260,786
Agnico Eagle Mines, Ltd.	97,419	6,171,494
*Air Canada	49,313	729,367
Alamos Gold, Inc.	2,872	42,332
Alamos Gold, Inc.	372,333	5,477,018
Algoma Central Corp.	16	169
#Algonquin Power & Utilities Corp.	82,818	506,969
#Algonquin Power & Utilities Corp., ADR	113,974	696,381
Alimentation Couche-Tard, Inc.	218,837	12,153,629
AltaGas, Ltd.	101,576	2,231,367
*Altius Minerals Corp.	15,101	239,180
Altus Group, Ltd.	10,313	379,235
Andlauer Healthcare Group, Inc.	6,738	204,565
Andrew Peller, Ltd., Class A	12	34
ARC Resources, Ltd.	251,344	4,560,910
*Argonaut Gold, Inc.	22,401	6,848
*Aritzia, Inc.	22,995	596,529
Atco, Ltd., Class I	19,910	544,469
*Athabasca Oil Corp.	221,606	774,254
*ATS Corp.	30,876	1,017,851
B2Gold Corp.	343,428	875,741
B2Gold Corp.	203,785	516,193
Badger Infrastructure Solutions, Ltd.	14,044	459,495
#*Ballard Power Systems, Inc.	26,227	68,977
#*Ballard Power Systems, Inc.	52,461	138,231
Bank of Montreal	110,870	9,923,706
Bank of Montreal	78,762	7,035,022
#Bank of Nova Scotia (The)	258,076	11,845,688
Bank of Nova Scotia (The)	65,079	2,991,877
Barrick Gold Corp.	382,554	6,365,699
Barrick Gold Corp.	162,118	2,699,902
*Bausch Health Cos., Inc., ADR	32,909	288,283
Baytex Energy Corp.	261,617	971,173
BCE, Inc.	2,494	82,108
#BCE, Inc.	20,382	669,549
#Birchcliff Energy, Ltd.	57,863	238,384
Bird Construction, Inc.	20,329	280,109
Black Diamond Group, Ltd.	68	419
#*BlackBerry, Ltd.	50,122	139,840
BMTC Group, Inc.	4	42
*Bombardier, Inc., Class B	28,577	1,304,618
Boralex, Inc., Class A	23,835	479,354
Boyd Group Services, Inc.	6,974	1,306,778
Brookfield Corp.	93,064	3,740,579
Brookfield Corp.	180,248	7,231,550
Brookfield Infrastructure Corp., Class A	9,740	296,778
Brookfield Infrastructure Corp., Class A	13,749	419,721
BRP, Inc.	7,101	478,724
BRP, Inc.	2,601	174,969
*CAE, Inc.	44,818	866,445
*CAE, Inc.	46,815	903,061
Calian Group, Ltd.	2,408	96,331
*Calibre Mining Corp.	24,838	35,073
Cameco Corp.	35,053	1,602,561

7

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#Cameco Corp., ADR	48,738	$2,223,915
Canaccord Genuity Group, Inc.	1,195	7,593
#*Canada Goose Holdings, Inc.	585	6,617
#*Canada Goose Holdings, Inc., ADR	14,911	168,345
Canadian Imperial Bank of Commerce	169,662	7,935,714
Canadian Imperial Bank of Commerce, ADR	69,943	3,265,639
Canadian National Railway Co.	22,366	2,720,191
Canadian National Railway Co., ADR	125,932	15,293,182
Canadian Natural Resources, Ltd.	265,161	20,104,507
Canadian Natural Resources, Ltd.	55,665	4,226,788
Canadian Pacific Kansas City, Ltd.	70,972	5,579,194
Canadian Pacific Kansas City, Ltd., ADR	71,201	5,584,294
#*Canadian Tire Corp., Ltd., Class A	21,806	2,110,842
*Canadian Utilities, Ltd., Class A	31,770	711,781
*Canadian Western Bank	36,403	699,788
*Canfor Corp.	32,901	347,486
#Capital Power Corp.	54,380	1,422,188
*Capstone Copper Corp.	6,084	42,203
Cardinal Energy, Ltd.	54,665	280,915
Cascades, Inc.	48,693	327,491
CCL Industries, Inc.	51,567	2,638,687
*Celestica, Inc.	15,305	664,069
*Celestica, Inc.	25,250	1,094,083
Cenovus Energy, Inc.	126,693	2,607,911
#Cenovus Energy, Inc., ADR	300,745	6,183,317
Centerra Gold, Inc.	85,564	521,910
CES Energy Solutions Corp.	108,955	449,667
*CGI, Inc.	4,654	472,531
*CGI, Inc., ADR	72,776	7,366,387
CI Financial Corp.	28,622	338,751
#*Cineplex, Inc.	14,509	91,773
Cogeco Communications, Inc.	7,163	284,518
Cogeco, Inc.	2,025	75,658
*Colabor Group, Inc.	68	61
Colliers International Group, Inc.	756	78,888
Colliers International Group, Inc., ADR	10,686	1,111,771
Computer Modelling Group, Ltd.	8,706	69,580
Constellation Software, Inc.	5,170	13,337,648
Converge Technology Solutions Corp.	77,027	299,956
Corby Spirit and Wine, Ltd.	8	77
Crescent Point Energy Corp.	5,245	46,347
Crescent Point Energy Corp., ADR	164,945	1,453,165
*Crew Energy, Inc.	50,290	165,455
*Cronos Group, Inc.	66,705	196,641
Definity Financial Corp.	28,065	937,441
#*Denison Mines Corp.	60,776	121,211
*Denison Mines Corp.	52,596	104,140
*dentalcorp Holdings, Ltd.	39,707	181,216
*Descartes Systems Group, Inc. (The)	4,665	433,614
*Descartes Systems Group, Inc. (The), ADR	13,999	1,298,967
Dexterra Group, Inc.	48	206
Dollarama, Inc.	93,154	7,786,735
Doman Building Materials Group, Ltd.	33,746	188,645
DREAM Unlimited Corp.	8,694	113,908
Dundee Precious Metals, Inc.	87,453	663,289
Dye & Durham, Ltd.	10,780	115,188
Dynacor Group, Inc.	40	152
*Eldorado Gold Corp.	58,294	831,272

8

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Eldorado Gold Corp.	16,890	$241,207
#Emera, Inc.	80,380	2,716,485
Empire Co., Ltd., Class A	53,150	1,240,689
Enbridge, Inc.	96,979	3,455,342
Enbridge, Inc.	357,542	12,707,043
#Endeavour Mining PLC	71,313	1,493,376
#*Endeavour Silver Corp.	55,152	145,322
#*Endeavour Silver Corp.	16,720	43,974
Enerflex, Ltd.	47,215	276,654
Enerplus Corp.	13,129	257,353
Enerplus Corp.	55,224	1,081,286
Enghouse Systems, Ltd.	15,430	334,802
*EQB, Inc.	9,173	554,914
#*Equinox Gold Corp.	16,163	87,647
*Equinox Gold Corp.	100,837	545,528
#*ERO Copper Corp.	26,770	546,955
Evertz Technologies, Ltd.	8	81
*Exchange Income Corp.	5,365	181,118
Exco Technologies, Ltd.	16	82
Extendicare, Inc.	21,595	113,960
Fairfax Financial Holdings, Ltd.	9,131	9,947,563
#Fiera Capital Corp.	31,453	157,053
Finning International, Inc.	61,431	1,931,219
#First Majestic Silver Corp.	43,474	289,972
First Majestic Silver Corp.	56,818	379,655
First Quantum Minerals, Ltd.	156,727	1,994,095
FirstService Corp.	997	146,736
FirstService Corp., Class WI, ADR	10,728	1,577,016
Fortis, Inc.	50,254	1,977,459
Fortis, Inc., ADR	112,455	4,418,357
*Fortuna Silver Mines, Inc.	94,079	427,119
*Fortuna Silver Mines, Inc.	30,676	139,553
Franco-Nevada Corp.	15,634	1,885,844
Franco-Nevada Corp.	26,467	3,186,627
Frontera Energy Corp.	2,998	20,709
Gamehost, Inc.	20	150
*GDI Integrated Facility Services, Inc.	912	24,681
George Weston, Ltd.	19,027	2,509,096
GFL Environmental, Inc.	39,946	1,277,307
GFL Environmental, Inc.	27,977	892,466
Gibson Energy, Inc.	59,262	974,004
Gildan Activewear, Inc.	721	25,044
Gildan Activewear, Inc., ADR	52,789	1,829,667
*GoldMoney, Inc.	11	64
*Gran Tierra Energy, Inc.	14,346	124,471
Great-West Lifeco, Inc.	78,404	2,323,272
Hammond Power Solutions, Inc.	2,879	241,745
Headwater Exploration, Inc.	93,522	509,186
*Heroux-Devtek, Inc.	8	109
High Liner Foods, Inc.	8	77
Hudbay Minerals, Inc.	606	5,112
Hudbay Minerals, Inc.	140,408	1,182,235
ΩHydro One, Ltd.	92,865	2,606,452
#*i-80 Gold Corp.	12,600	15,041
iA Financial Corp., Inc.	39,605	2,405,964
*IAMGOLD Corp.	32,033	114,016
*IAMGOLD Corp.	259,384	923,407
IGM Financial, Inc.	22,407	561,215

9

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Imperial Oil, Ltd.	18,366	$1,266,336
#Imperial Oil, Ltd.	37,573	2,588,554
Information Services Corp.	12	232
Innergex Renewable Energy, Inc.	56,173	328,325
Intact Financial Corp.	57,100	9,404,241
*Interfor Corp.	21,694	275,863
#*Ivanhoe Mines, Ltd.	107,864	1,465,038
ΩJamieson Wellness, Inc.	11,721	223,099
*K92 Mining, Inc.	82,988	442,168
*Karora Resources, Inc.	50,058	195,299
K-Bro Linen, Inc.	8	201
*Kelt Exploration, Ltd.	76,121	346,294
Keyera Corp.	73,246	1,883,065
*Kinaxis, Inc.	272	29,022
Kinross Gold Corp.	22,818	147,486
Kinross Gold Corp.	539,986	3,482,910
*KP Tissue, Inc.	4	24
Lassonde Industries, Inc., Class A	4	419
#*Laurentian Bank of Canada	17,900	335,238
Leon’s Furniture, Ltd.	1,479	24,405
*Lightspeed Commerce, Inc.	24,758	323,835
*Lightspeed Commerce, Inc.	27,529	361,282
Linamar Corp.	19,034	898,187
Loblaw Cos., Ltd.	51,532	5,662,387
#*Logan Energy Corp.	58,794	37,232
*Lucara Diamond Corp.	280	74
Lundin Gold, Inc.	30,239	411,815
Lundin Mining Corp.	229,433	2,625,241
#*MAG Silver Corp.	10,631	131,006
#*MAG Silver Corp.	18,186	223,324
Magellan Aerospace Corp.	4	23
Magna International, Inc.	26,219	1,255,749
Magna International, Inc., ADR	77,911	3,724,146
*Major Drilling Group International, Inc.	27,293	189,920
*Mandalay Resources Corp.	64	106
Manulife Financial Corp.	229,564	5,365,433
Manulife Financial Corp., ADR	296,503	6,914,450
#Maple Leaf Foods, Inc.	21,622	383,541
Martinrea International, Inc.	41,649	347,113
*Mattr Corp.	24,296	288,436
*MDA, Ltd.	31,967	330,874
Medical Facilities Corp.	8	66
*MEG Energy Corp.	101,712	2,318,013
Melcor Developments, Ltd.	12	99
Methanex Corp., ADR	58,161	2,786,493
Metro, Inc.	71,770	3,678,745
*Morguard Corp.	4	322
MTY Food Group, Inc.	10,635	382,406
Mullen Group, Ltd.	38,197	355,321
National Bank of Canada	132,375	10,650,895
Neo Performance Materials, Inc.	7,961	33,088
*New Gold, Inc.	95,255	165,016
*New Gold, Inc.	218,538	380,256
North American Construction Group, Ltd.	9,375	197,893
North West Co., Inc. (The)	32,502	923,120
Northland Power, Inc.	106,558	1,629,569
Nutrien, Ltd.	69,215	3,657,107
Nutrien, Ltd., ADR	132,289	6,980,891

10

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#ΩNuvei Corp.	18,518	$595,094
*NuVista Energy, Ltd.	60,217	545,256
#*Obsidian Energy, Ltd.	21,970	188,283
#*Obsidian Energy, Ltd.	14,666	126,073
OceanaGold Corp.	327,447	710,261
Open Text Corp.	26,365	932,855
Open Text Corp., ADR	56,089	1,980,503
*Orla Mining, Ltd.	87,413	340,401
*Orla Mining, Ltd.	20,705	81,164
*Osisko Gold Royalties, Ltd.	10,162	156,441
Osisko Gold Royalties, Ltd.	40,463	622,726
#Pan American Silver Corp.	101,758	1,876,418
Pan American Silver Corp.	7,919	146,350
#Paramount Resources, Ltd., Class A	27,903	633,674
Parex Resources, Inc.	41,796	730,141
*Park Lawn Corp.	10,455	125,184
Parkland Corp.	47,240	1,458,273
Pason Systems, Inc.	29,843	339,952
Pembina Pipeline Corp.	55,187	1,945,815
Pembina Pipeline Corp., ADR	118,861	4,183,907
#Peyto Exploration & Development Corp.	87,638	981,729
PHX Energy Services Corp.	1,669	10,885
Pizza Pizza Royalty Corp.	4,308	42,113
Polaris Renewable Energy, Inc.	8,512	71,685
Pollard Banknote, Ltd.	4	108
*Precision Drilling Corp.	4,300	302,097
*Precision Drilling Corp.	4,005	281,071
Premium Brands Holdings Corp.	11,798	774,597
Primo Water Corp.	5,432	102,642
Primo Water Corp., ADR	725	13,681
Propel Holdings, Inc.	1,792	29,022
Quebecor, Inc., Class B	56,732	1,176,471
RB Global, Inc.	32,249	2,308,383
#RB Global, Inc.	4,932	353,606
#Restaurant Brands International, Inc.	51,007	3,868,881
Restaurant Brands International, Inc.	21,218	1,612,991
Richelieu Hardware, Ltd.	37,382	1,057,096
#Rogers Communications, Inc., Class B	97,929	3,675,946
Rogers Communications, Inc., Class B, ADR	29,946	1,122,076
Rogers Sugar, Inc.	21,612	81,958
Royal Bank of Canada	270,534	26,227,334
Royal Bank of Canada, ADR	93,651	9,068,226
Russel Metals, Inc.	73,741	2,080,969
Sandstorm Gold, Ltd.	74,796	408,386
Sandstorm Gold, Ltd.	23,600	129,179
Saputo, Inc.	76,893	1,481,499
Savaria Corp.	6,981	83,893
Secure Energy Services, Inc.	87,691	744,242
*Shopify, Inc., Class A	94,660	6,659,307
*Shopify, Inc., Class A, ADR	65,072	4,568,054
Sienna Senior Living, Inc.	30,427	296,773
*SilverCrest Metals, Inc.	22,052	180,897
*SilverCrest Metals, Inc.	33,457	273,344
ΩSleep Country Canada Holdings, Inc.	15,450	307,347
SNC-Lavalin Group, Inc.	49,815	1,916,673
ΩSpin Master Corp.	155	3,394
Sprott, Inc.	4,871	191,351
Sprott, Inc.	589	23,159

11

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
SSR Mining, Inc.	12,336	$66,266
SSR Mining, Inc.	47,516	254,686
Stantec, Inc.	12,761	1,018,112
Stantec, Inc., ADR	17,632	1,403,507
Stelco Holdings, Inc.	14,287	415,034
Stella-Jones, Inc.	19,676	1,145,457
StorageVault Canada, Inc.	78,133	269,002
Sun Life Financial, Inc.	95,948	4,897,186
Sun Life Financial, Inc.	67,875	3,472,674
Suncor Energy, Inc.	91,039	3,480,932
Suncor Energy, Inc., ADR	357,152	13,639,635
*SunOpta, Inc.	12,262	80,685
Superior Plus Corp.	79,623	540,731
Surge Energy, Inc.	46,629	253,535
Tamarack Valley Energy, Ltd.	245,627	666,877
*Taseko Mines, Ltd.	46,668	114,803
*Taseko Mines, Ltd.	39,821	98,549
TC Energy Corp.	130,718	4,692,661
#TC Energy Corp., ADR	186,832	6,697,927
Teck Resources, Ltd., Class B	57,189	2,817,719
Teck Resources, Ltd., Class B	102,590	5,046,402
TELUS Corp.	713	11,475
*TELUS International CDA, Inc.	31,041	261,640
TerraVest Industries, Inc.	12	631
TFI International, Inc.	1,643	214,403
TFI International, Inc.	23,525	3,065,072
Thomson Reuters Corp.	10,884	1,647,276
#Thomson Reuters Corp., ADR	19,687	2,974,706
Tidewater Midstream and Infrastructure, Ltd.	220	114
#*Tilray Brands, Inc.	21,635	53,438
TMX Group, Ltd.	67,987	1,803,782
*Torex Gold Resources, Inc.	41,693	588,743
Toromont Industries, Ltd.	29,614	2,715,991
Toronto-Dominion Bank (The)	121,412	7,217,468
#Toronto-Dominion Bank (The), ADR	367,530	21,801,880
Total Energy Services, Inc.	19,171	135,077
Tourmaline Oil Corp.	121,278	5,939,210
TransAlta Corp.	39,411	261,908
TransAlta Corp.	15,119	100,390
Transcontinental, Inc., Class A	35,884	356,790
Trican Well Service, Ltd.	91,813	279,345
*Tricon Residential, Inc.	63,620	714,067
Triple Flag Precious Metals Corp.	11,357	183,517
*Trisura Group, Ltd.	14,251	436,186
Vecima Networks, Inc.	4	58
Vermilion Energy, Inc.	57,477	662,710
#Vermilion Energy, Inc.	10,682	123,315
VersaBank	16	159
*Victoria Gold Corp.	14,642	73,644
Wajax Corp.	9,168	225,755
Waste Connections, Inc.	5,739	932,376
Waste Connections, Inc., ADR	48,825	7,914,044
#*Well Health Technologies Corp.	83,033	220,599
*Wesdome Gold Mines, Ltd.	93,820	703,385
West Fraser Timber Co., Ltd.	16,007	1,228,502
West Fraser Timber Co., Ltd.	1,963	150,287
Western Forest Products, Inc.	143,000	56,207
Westshore Terminals Investment Corp.	12,289	236,862

12

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Wheaton Precious Metals Corp.	87,004	$4,536,389
Wheaton Precious Metals Corp.	13,406	699,842
Whitecap Resources, Inc.	307,027	2,333,124
Winpak, Ltd.	10,788	336,632
WSP Global, Inc.	39,216	5,962,682
Yellow Pages, Ltd.	11	78

TOTAL CANADA		609,010,385

CHINA — (0.0%)
*AustAsia Group, Ltd.	7,520	1,029
*China Gold International Resources Corp., Ltd.	184	1,055
*Hong Kong Resources Holdings Co., Ltd.	4,551	553

TOTAL CHINA		2,637

DENMARK — (3.0%)
*ALK-Abello A/S	41,183	770,482
Alm Brand A/S	334,719	583,030
*Ambu A/S, Class B	62,901	1,014,932
AP Moller - Maersk A/S, Class A	657	938,121
AP Moller - Maersk A/S, Class B	648	946,636
BankNordik P/F	4	91
#*Bavarian Nordic A/S	25,256	555,785
Carlsberg AS, Class B	36,929	4,993,503
cBrain A/S	6	242
Chemometec A/S	640	27,434
Coloplast A/S, Class B	38,577	4,680,994
D/S Norden A/S	6,993	296,147
Danske Bank A/S	216,006	6,255,344
*Demant A/S	32,610	1,572,682
DFDS A/S	10,987	337,390
DSV A/S	42,788	6,120,677
FLSmidth & Co. A/S	21,402	1,078,177
*Genmab A/S	17,119	4,801,669
#*Genmab A/S, Class S, ADR	22,620	626,348
*GN Store Nord AS	47,123	1,287,626
H Lundbeck A/S	61,454	299,898
H Lundbeck A/S, Class A	1,445	6,101
ISS A/S	56,041	1,054,080
Jyske Bank A/S, Registered	18,467	1,505,084
Matas A/S	14,434	233,829
*ΩNetcompany Group A/S	15,953	584,571
*Nilfisk Holding A/S	1,710	36,037
*NKT A/S	20,055	1,679,073
Novo Nordisk A/S, Class B	740,132	95,771,989
Novo Nordisk A/S, Sponsored ADR	56,182	7,208,712
Novonesis (Novozymes) B, Class B	102,016	5,683,359
*NTG Nordic Transport Group A/S	1,692	68,768
*ΩOrsted AS	32,600	1,802,608
Pandora A/S	35,517	5,445,667
Per Aarsleff Holding A/S	1,492	70,158
Ringkjoebing Landbobank A/S	6,858	1,158,182
ROCKWOOL A/S, Class B	3,373	1,110,254
*Royal Unibrew A/S	17,837	1,350,174
ΩScandinavian Tobacco Group A/S	23,644	382,353
Schouw & Co. A/S	2,598	209,319
#Solar A/S, Class B	636	29,907
Spar Nord Bank A/S	27,502	488,900
*Svitzer A/S	2,610	87,875
Sydbank AS	59,830	3,058,682

13

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
Topdanmark AS	9,108	$380,754
TORM PLC, Class A	11,907	412,073
Tryg A/S	123,385	2,449,887
*Vestas Wind Systems A/S	232,705	6,285,222
*Zealand Pharma A/S	12,776	1,159,398

TOTAL DENMARK		176,900,224

FINLAND — (1.0%)
Aktia Bank OYJ	2,433	24,870
#Alandsbanken Abp, Class B	4	141
Alma Media OYJ	24	254
Apetit OYJ	8	120
*Cargotec OYJ, Class B	12,562	993,967
#Citycon OYJ	26,911	110,438
Digia OYJ	8	45
Elisa OYJ	35,697	1,615,322
ΩEnento Group OYJ	2,725	48,193
*Finnair OYJ	121	381
Fiskars OYJ Abp	1,797	33,664
Fortum OYJ	142,103	1,881,072
F-Secure OYJ	5,700	12,616
Harvia OYJ	3,359	147,257
#Huhtamaki OYJ	29,299	1,126,559
Kemira OYJ	35,916	784,197
Kesko OYJ, Class A	4,771	83,867
Kesko OYJ, Class B	122,207	2,094,649
*Kojamo OYJ	22,820	253,764
Kone OYJ, Class B	102,135	5,001,746
Konecranes OYJ	20,171	1,068,045
*Mandatum OYJ	103,840	483,209
Marimekko OYJ	806	10,997
Metsa Board OYJ	17,593	126,883
Metsa Board OYJ	9	76
Metso OYJ	213,409	2,435,915
Neste OYJ	123,906	2,827,277
Nokia OYJ	1,044,493	3,810,066
Nokia OYJ, Sponsored ADR	610,822	2,229,500
#Nokian Renkaat OYJ	58,283	511,019
Nordea Bank Abp	823,726	9,692,915
Oriola OYJ, Class B	15,058	14,410
Orion OYJ, Class A	24	927
Orion OYJ, Class B	39,180	1,499,366
#Outokumpu OYJ	158,368	644,323
Ponsse OYJ	138	3,379
Puuilo OYJ	22,400	244,782
*QT Group OYJ	7,542	585,873
*Rapala VMC OYJ	32	102
Revenio Group OYJ	6,330	177,332
Sampo OYJ, Class A	103,840	4,210,315
Sanoma OYJ	19,127	139,480
Stora Enso OYJ, Class R	173,001	2,321,528
#Taaleri PLC	8	69
#*Teleste OYJ	16	48
ΩTerveystalo OYJ	46,368	431,835
TietoEVRY OYJ	34,831	660,695
Tokmanni Group Corp.	7,143	108,761
UPM-Kymmene OYJ	141,476	4,979,941
Vaisala OYJ, Class A	2,950	110,401
#Valmet OYJ	51,560	1,293,369

14

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
Wartsila OYJ Abp	208,089	$3,862,606
#*WithSecure OYJ	21,469	24,563
YIT OYJ	36,524	76,154

TOTAL FINLAND		58,799,283

FRANCE — (9.2%)
Accor SA	55,095	2,433,599
Aeroports de Paris SA	10,479	1,338,965
#*Air France-KLM	7,601	78,332
Air Liquide SA	101,141	19,885,811
Airbus SE	126,405	20,906,435
AKWEL SADIR	8	120
ΩALD SA	22,836	151,511
#*Alstom SA	23,215	369,239
Alten SA	11,274	1,334,465
ΩAmundi SA	14,950	1,051,038
Arkema SA	22,033	2,286,392
Aubay	2,162	94,781
#AXA SA	345,016	11,967,451
#Axway Software SA	4	107
Beneteau SACA	16,129	210,746
BioMerieux	12,084	1,292,088
BNP Paribas SA	235,878	17,052,181
Boiron SA	248	9,095
Bollore SE	165,683	1,080,661
#Bouygues SA	65,817	2,435,686
Bureau Veritas SA	101,998	2,990,479
Capgemini SE	46,875	9,919,017
Carrefour SA	219,064	3,698,578
Catana Group	1,780	9,269
*CGG SA	252,514	107,137
Cie de Saint-Gobain SA	165,790	13,235,120
Cie des Alpes	6,177	89,957
Cie Generale des Etablissements Michelin SCA	255,204	9,872,738
#Cie Plastic Omnium SE	25,015	307,061
Coface SA	75,039	1,159,409
Credit Agricole SA	227,528	3,539,806
Danone SA	119,448	7,492,082
Dassault Aviation SA	3,877	834,076
Dassault Systemes SE	101,967	4,037,336
Derichebourg SA	44,161	188,405
Edenred SE	68,792	3,270,310
Eiffage SA	30,402	3,260,503
#*ΩElior Group SA	37,380	103,279
*Elis SA	88,624	2,001,368
#Engie SA	489,471	8,515,224
#Eramet SA	3,179	310,514
#*EssilorLuxottica SA	55,879	11,997,587
Esso SA Francaise	272	52,002
Etablissements Maurel et Prom SA	29,566	189,049
*Eurazeo SE	13,946	1,264,524
#*Euroapi SA	6,617	20,886
Eurofins Scientific SE	45,723	2,816,040
ΩEuronext NV	24,849	2,249,145
*Exclusive Networks SA	7,851	167,895
*Fnac Darty SA	4,568	161,428
*Forvia SE	62,919	1,009,147
Gaztransport Et Technigaz SA	11,213	1,570,633
Getlink SE	108,110	1,849,556

15

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
GL Events SACA	2,239	$45,008
Guerbet	2,442	98,048
Hermes International SCA	7,612	18,321,281
*ID Logistics Group SACA	1,145	423,607
Imerys SA	11,473	371,462
Ipsen SA	10,947	1,335,557
IPSOS SA	48,654	3,272,282
Jacquet Metals SACA	16	310
*JCDecaux SE	12,868	269,955
Kaufman & Broad SA	4,950	160,108
Kering SA	13,016	4,592,753
#*La Francaise De L’energie SACA	300	10,842
ΩLa Francaise des Jeux SAEM	35,277	1,337,556
Lectra	3,439	117,670
Legrand SA	77,616	8,038,542
LISI SA	2,660	69,968
L’Oreal SA	50,816	23,888,513
LVMH Moet Hennessy Louis Vuitton SE	78,747	65,205,005
Manitou BF SA	2,750	67,777
Mersen SA	9,282	345,384
#Metropole Television SA	11,735	166,383
*ΩNeoen SA	16,891	519,429
Nexans SA	10,043	1,078,149
Nexity SA	17,790	200,492
NRJ Group	12	100
Oeneo SA	40	438
Orange SA	803,954	8,961,667
#*OVH Groupe SAS	7,751	55,321
Pernod Ricard SA	40,543	6,155,818
*Pluxee NV	24,586	759,481
*Prodways Group SA	23	17
Publicis Groupe SA	75,162	8,346,154
Quadient SA	12,231	235,144
Renault SA	68,897	3,443,266
Rexel SA	84,695	2,212,396
Robertet SA	28	26,406
Rubis SCA	32,628	1,133,849
Safran SA	71,711	15,657,524
#Sanofi SA	261,187	25,994,981
Sartorius Stedim Biotech	4,164	903,833
Schneider Electric SE	108,295	24,907,514
SCOR SE	93,165	3,052,271
SEB SA	8,424	1,001,624
Seche Environnement SACA	1,037	116,426
SES SA	140,847	687,044
Societe BIC SA	6,445	454,829
Societe Generale SA	239,682	6,506,983
Sodexo SA	29,282	2,559,588
*SOITEC	7,273	720,122
Sopra Steria Group	5,031	1,108,162
SPIE SA	50,215	1,835,216
*ΩSRP Groupe SA	52	55
Stef SA	4	544
STMicroelectronics NV	115,168	4,635,757
#STMicroelectronics NV, Sponsored NVDR	133,379	5,276,473
Sword Group	211	8,088
Synergie SE	4	154
Technip Energies NV	52,937	1,258,855

16

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
*Teleperformance SE	15,198	$1,389,097
Television Francaise 1 SA	20,582	188,824
Thales SA	31,728	5,358,508
Thermador Groupe	276	23,609
TotalEnergies SE	808,045	59,262,221
Trigano SA	2,139	328,204
*Ubisoft Entertainment SA	38,392	910,098
Valeo SE	86,266	1,101,351
*Vallourec SACA	67,967	1,182,044
Veolia Environnement SA	212,216	6,623,595
ΩVerallia SA	26,263	1,016,564
Vicat SACA	6,676	247,344
VIEL & Cie SA	16	173
Vinci SA	139,348	16,427,100
Virbac SACA	756	280,500
Vivendi SE	237,273	2,426,947
#*Voltalia SA, Registered	2,698	22,560
#*VusionGroup	219	36,132
*Wavestone	2,924	167,268
*ΩX-Fab Silicon Foundries SE	22,513	157,191

TOTAL FRANCE		537,369,774

GERMANY — (6.7%)
1&1 AG	9,617	169,670
7C Solarparken AG	12	41
Adesso SE	1,115	130,429
adidas AG	34,200	8,279,119
*Adtran Networks SE	2,477	52,759
AIXTRON SE	1,117	26,109
Allgeier SE	4	84
Allianz SE, Registered	74,407	21,210,725
Amadeus Fire AG	872	105,174
Atoss Software AG	1,347	362,952
ΩAumann AG	8	151
Aurubis AG	10,834	871,140
#*ΩAuto1 Group SE	25,605	130,868
BASF SE	232,518	12,220,975
Bayer AG, Registered	362,864	10,611,647
Bayerische Motoren Werke AG	116,036	12,711,192
#BayWa AG	843	20,281
Bechtle AG	29,686	1,437,909
ΩBefesa SA	13,052	376,810
Beiersdorf AG	19,908	2,991,852
Bertrandt AG	260	11,204
Bijou Brigitte AG	4	164
*Bilfinger SE	56,565	2,643,083
#*Borussia Dortmund GmbH & Co. KGaA	30,227	119,585
Brenntag SE	49,612	3,971,167
CANCOM SE	13,046	408,721
Carl Zeiss Meditec AG, Class BR	7,774	823,758
*CECONOMY AG	80,366	185,785
CENIT AG	8	107
Cewe Stiftung & Co KGaA	800	85,369
Commerzbank AG	339,798	5,072,100
CompuGroup Medical SE & Co. KgaA	10,679	321,091
Continental AG	43,190	2,809,661
*ΩCovestro AG	63,611	3,195,411
CTS Eventim AG & Co. KGaA	19,265	1,713,854
Daimler Truck Holding AG	182,068	8,236,794

17

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
*ΩDelivery Hero SE	38,437	$1,085,013
Dermapharm Holding SE	7,422	249,191
Deutsche Bank AG, Registered	58,020	931,194
Deutsche Bank AG, Registered Sponsored	578,930	9,291,827
Deutsche Boerse AG	50,366	9,755,676
*Deutsche Lufthansa AG, Registered	82,812	594,506
Deutsche Post AG	310,466	13,033,046
Deutsche Telekom AG	1,075,137	24,704,826
Deutsche Wohnen SE	3,794	71,967
*Deutz AG	26,295	153,373
Duerr AG	28,629	737,742
ΩDWS Group GmbH & Co. KGaA	632	26,788
E.ON SE	616,425	8,173,037
Eckert & Ziegler SE	4,082	162,454
EDAG Engineering Group AG	4	49
Elmos Semiconductor SE	3,026	252,374
*Encavis AG	46,099	833,028
Energiekontor AG	2,284	157,521
Evonik Industries AG	73,690	1,540,018
*Evotec SE	38,671	402,741
*flatexDEGIRO AG	30,083	395,164
#*Fraport AG Frankfurt Airport Services Worldwide	12,972	653,018
Freenet AG	47,483	1,322,089
Fresenius Medical Care AG	82,187	3,480,005
Fresenius SE & Co. KGaA	125,975	3,767,545
*FUCHS SE	86	3,159
GEA Group AG	61,234	2,481,495
Gerresheimer AG	30,899	3,336,932
GFT Technologies SE	7,215	212,925
*Grand City Properties SA	22,143	247,420
*Hannover Rueck SE	16,790	4,172,231
#ΩHapag-Lloyd AG	3,848	709,751
Heidelberg Materials AG	45,167	4,570,646
#*Heidelberger Druckmaschinen AG	87,404	88,317
Hella GmbH & Co. KGaA	642	56,427
*HelloFresh SE	14,589	98,837
Henkel AG & Co. KGaA	8,598	617,341
Hensoldt AG	18,549	731,067
*Highlight Communications AG	12	31
HOCHTIEF AG	5,610	592,054
Hornbach Holding AG & Co. KGaA	2,398	188,716
HUGO BOSS AG	44,581	2,409,165
#*Hypoport SE	808	214,780
Indus Holding AG	3,570	97,340
Infineon Technologies AG	364,860	12,765,009
Init Innovation in Traffic Systems SE	4	169
ΩInstone Real Estate Group SE	3,617	33,531
Jenoptik AG	19,310	521,139
ΩJOST Werke SE	4,396	212,930
K+S AG, Registered	41,728	625,766
KION Group AG	30,774	1,427,431
Kloeckner & Co. SE	17,618	125,274
Knaus Tabbert AG	878	39,899
Knorr-Bremse AG	23,163	1,722,557
Kontron AG	12,437	251,073
Krones AG	5,212	688,818
KWS Saat SE & Co. KGaA	1,128	62,115
LANXESS AG	28,605	811,448

18

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
*LEG Immobilien SE	24,525	$2,095,782
*Mercedes-Benz Group AG	260,964	19,794,902
Merck KGaA	20,217	3,219,873
METRO AG	56,722	304,465
MLP SE	2,308	13,943
MTU Aero Engines AG	14,724	3,567,527
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	36,560	16,113,718
Mutares SE & Co. KGaA	6,847	308,588
*Nagarro SE	596	45,533
Nemetschek SE	18,380	1,642,001
New Work SE	122	7,775
Nexus AG	474	26,203
#*Nordex SE	21,737	308,194
Norma Group SE	10,465	209,249
OHB SE	4	186
PATRIZIA SE	7,272	64,537
*Pfeiffer Vacuum Technology AG	652	107,780
#ProSiebenSat.1 Media SE	71,288	556,443
Puma SE	38,395	1,787,494
*PVA TePla AG	8,603	171,742
*QIAGEN NV	41,443	1,754,282
*QIAGEN NV	13,415	560,566
Rational AG	1,508	1,296,400
Rheinmetall AG	21,524	11,903,182
#RTL Group SA	1,640	50,766
RWE AG	205,635	7,174,567
SAF-Holland SE	2,505	48,427
Salzgitter AG	9,726	251,670
SAP SE	210,162	38,134,460
SAP SE, Sponsored ADR	456	82,632
Secunet Security Networks AG	252	40,633
#*SGL Carbon SE	17,378	125,054
Siemens AG, Registered	176,751	33,243,695
*Siemens Energy AG	152,547	3,148,057
ΩSiemens Healthineers AG	49,656	2,766,247
Siltronic AG	7,163	559,879
Sixt SE	5,400	519,658
*SMA Solar Technology AG	3,491	184,474
Stabilus SE	10,319	642,158
Stroeer SE & Co. KGaA	5,450	350,521
Suedzucker AG	27,106	388,375
SUESS MicroTec SE	6,631	330,759
Surteco Group SE	4	71
Symrise AG	26,838	2,889,756
Synlab AG	7,345	82,464
*TAG Immobilien AG	59,577	852,984
Takkt AG	765	10,666
Talanx AG	21,444	1,621,089
*ΩTeamViewer SE	48,812	647,709
Technotrans SE	4	90
thyssenkrupp AG	155,149	781,029
United Internet AG	32,431	785,088
#Verbio SE	6,055	127,027
Volkswagen AG	7,220	1,025,219
*Vonovia SE	212,633	6,179,619
Vossloh AG	1,884	91,659
Wacker Chemie AG	5,293	569,353
Wacker Neuson SE	10,409	186,759

19

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Wuestenrot & Wuerttembergische AG	1,238	$17,473
*ΩZalando SE	5,474	144,338
Zeal Network SE	258	9,600

TOTAL GERMANY		393,122,116

HONG KONG — (1.6%)
AIA Group, Ltd.	2,760,000	20,396,870
ASMPT, Ltd.	131,700	1,656,943
*Bank of East Asia, Ltd. (The)	208,694	264,163
BOC Hong Kong Holdings, Ltd.	955,500	2,950,356
Bright Smart Securities & Commodities Group, Ltd.	262,000	55,273
ΩBudweiser Brewing Co. APAC, Ltd.	328,500	462,013
Cafe de Coral Holdings, Ltd.	24,000	24,948
#Cathay Pacific Airways, Ltd.	409,000	441,882
Chow Sang Sang Holdings International, Ltd.	51,000	55,035
Chow Tai Fook Jewellery Group, Ltd.	1,145,600	1,576,057
CITIC Telecom International Holdings, Ltd.	621,000	211,203
CK Asset Holdings, Ltd.	542,627	2,334,603
CK Hutchison Holdings, Ltd.	844,500	4,130,073
CK Infrastructure Holdings, Ltd.	107,000	606,058
CK Life Sciences Int’l Holdings, Inc.	2,000	96
CLP Holdings, Ltd.	443,500	3,498,689
*C-Mer Eye Care Holdings, Ltd.	144,000	54,682
#*Cowell e Holdings, Inc.	60,000	137,165
Dah Sing Banking Group, Ltd.	400	328
Dah Sing Financial Holdings, Ltd.	19,200	54,007
#EC Healthcare	48,000	8,040
*Esprit Holdings, Ltd.	2,087,500	61,121
ΩESR Group, Ltd.	575,000	635,197
*Far East Consortium International, Ltd.	1,153	156
First Pacific Co., Ltd.	1,178,000	552,762
*ΩFIT Hon Teng, Ltd.	366,000	105,759
#*ΩFrontage Holdings Corp.	218,000	34,284
Galaxy Entertainment Group, Ltd.	276,000	1,250,984
*»Genting Hong Kong, Ltd.	368,000	—
Giordano International, Ltd.	242,000	61,883
Guotai Junan International Holdings, Ltd.	448,000	32,650
Hang Lung Group, Ltd.	205,000	244,285
Hang Lung Properties, Ltd.	485,000	540,115
Hang Seng Bank, Ltd.	178,700	2,373,923
Henderson Land Development Co., Ltd.	399,000	1,214,161
HK Electric Investments & HK Electric Investments, Ltd.	331,000	198,485
HKBN, Ltd.	403,000	121,603
HKT Trust & HKT, Ltd.	1,317,000	1,458,244
Hong Kong & China Gas Co., Ltd.	3,105,000	2,370,078
Hong Kong Exchanges & Clearing, Ltd.	314,000	10,101,059
*Hong Kong Technology Venture Co., Ltd.	76,000	14,770
*Hongkong & Shanghai Hotels, Ltd. (The)	1,000	780
Hysan Development Co., Ltd.	43,000	67,294
*IGG, Inc.	301,000	126,231
*Johnson Electric Holdings, Ltd.	143,992	197,360
Kerry Logistics Network, Ltd.	28,000	26,313
Kerry Properties, Ltd.	273,000	532,652
Kowloon Development Co., Ltd.	6,000	4,166
KRP Development Holdings, Ltd.	500	49
L’Occitane International SA	105,750	436,726
Luk Fook Holdings International, Ltd.	111,000	266,813
Man Wah Holdings, Ltd.	336,800	246,748
#*Melco International Development, Ltd.	289,000	219,119

20

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
MGM China Holdings, Ltd.	219,600	$372,870
Modern Dental Group, Ltd.	59,000	36,360
#*Mongolian Mining Corp.	207,000	265,724
*MTR Corp., Ltd.	117,500	388,352
*NagaCorp., Ltd.	196,036	103,266
*NEW Concepts Holdings, Ltd.	32,000	818
#New World Development Co., Ltd.	531,000	568,938
#Nissin Foods Co., Ltd.	45,000	29,573
Pacific Basin Shipping, Ltd.	2,925,000	1,017,235
Pacific Textiles Holdings, Ltd.	301,000	57,728
PAX Global Technology, Ltd.	8,000	6,710
PCCW, Ltd.	1,008,000	505,212
Perfect Medical Health Management, Ltd.	48,000	14,975
Power Assets Holdings, Ltd.	335,500	1,932,475
PRADA SpA	89,500	735,801
#*Sa Sa International Holdings, Ltd.	32,000	3,191
*ΩSamsonite International SA	399,600	1,420,355
*Sands China, Ltd.	562,400	1,343,225
*Shangri-La Asia, Ltd.	50,000	35,033
*Shun Tak Holdings, Ltd.	258,000	25,730
SITC International Holdings Co., Ltd.	484,000	1,054,488
#*SJM Holdings, Ltd.	534,249	197,409
SmarTone Telecommunications Holdings, Ltd.	56,000	26,134
Stella International Holdings, Ltd.	103,500	189,236
Sun Hung Kai Properties, Ltd.	271,500	2,525,396
SUNeVision Holdings, Ltd.	166,000	52,849
Swire Pacific, Ltd., Class A	108,500	922,525
Swire Pacific, Ltd., Class B	77,500	105,630
Swire Properties, Ltd.	347,000	723,175
Techtronic Industries Co., Ltd.	380,000	5,315,297
*Texhong International Group, Ltd.	119,500	64,936
Theme International Holdings, Ltd.	430,000	32,987
Town Health International Medical Group, Ltd.	72,000	2,577
United Laboratories International Holdings, Ltd. (The)	778,000	918,138
Value Partners Group, Ltd.	248,000	57,076
Vesync Co., Ltd.	144,000	81,931
Vitasoy International Holdings, Ltd.	232,000	174,122
#*Vobile Group, Ltd.	392,000	69,166
*ΩVPower Group International Holdings, Ltd.	1,004	37
VSTECS Holdings, Ltd.	336,000	214,801
VTech Holdings, Ltd.	62,500	362,396
Wang On Group, Ltd.	20,000	82
ΩWH Group, Ltd.	5,960,260	4,359,010
Wharf Real Estate Investment Co., Ltd.	385,000	1,203,556
*Wynn Macau, Ltd.	100,800	94,212
*Xinyi Glass Holdings, Ltd.	697,296	750,682
Yue Yuen Industrial Holdings, Ltd.	186,500	332,405
*»Zensun Enterprises, Ltd.	64,000	2,700

TOTAL HONG KONG		91,110,778

IRELAND — (0.3%)
AIB Group PLC	445,025	2,315,464
Bank of Ireland Group PLC	351,885	3,779,482
Cairn Homes PLC	62,823	106,269
Dalata Hotel Group PLC	7,983	36,021
FBD Holdings PLC	114	1,688
Glanbia PLC	42,387	808,554
*ΩGlenveagh Properties PLC	67,065	91,502
Irish Continental Group PLC	10,878	58,389

21

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
IRELAND — (Continued)
Kerry Group PLC, Class A	37,466	$3,236,907
Kingspan Group PLC	39,700	3,559,387
*Permanent TSB Group Holdings PLC	92	148
Smurfit Kappa Group PLC	100,987	4,400,223

TOTAL IRELAND		18,394,034

ISRAEL — (0.5%)
*AFI Properties, Ltd.	16	652
Africa Israel Residences, Ltd.	320	19,273
*Airport City, Ltd.	13,948	216,146
*Alrov Properties and Lodgings, Ltd.	4	163
Amot Investments, Ltd.	45,954	194,037
Arad, Ltd.	8	103
*Argo Properties NV	1,159	21,435
Ashdod Refinery, Ltd.	847	19,135
*Ashtrom Group, Ltd.	24	333
AudioCodes, Ltd.	783	8,710
Aura Investments, Ltd.	10,009	38,937
*Azorim-Investment Development & Construction Co., Ltd.	6,264	28,765
Azrieli Group, Ltd.	3,993	259,000
Bank Hapoalim BM	384,377	3,486,987
Bank Leumi Le-Israel BM	491,235	3,856,230
Bezeq The Israeli Telecommunication Corp., Ltd.	1,522,072	1,895,428
*Big Shopping Centers, Ltd.	2,914	301,827
Blue Square Real Estate, Ltd.	4	301
Camtek, Ltd.	5,393	448,640
*Clal Insurance Enterprises Holdings, Ltd.	17,309	290,628
Danel Adir Yeoshua, Ltd.	1,652	150,043
Delek Automotive Systems, Ltd.	557	3,152
Delek Group, Ltd.	3,321	394,165
Delta Galil, Ltd.	2,702	120,750
*El Al Israel Airlines	52,686	74,037
Elbit Systems, Ltd.	310	62,905
Elbit Systems, Ltd.	3,722	761,861
*Electra Consumer Products 1970, Ltd.	2,389	51,237
Electra Real Estate, Ltd.	2,708	26,424
*Electreon Wireless, Ltd.	1,311	69,336
Energix-Renewable Energies, Ltd.	39,893	149,741
*Enlight Renewable Energy, Ltd.	28,310	457,741
*Equital, Ltd.	12,395	344,375
*Fattal Holdings 1998, Ltd.	225	27,417
First International Bank Of Israel, Ltd. (The)	19,853	793,067
Formula Systems 1985, Ltd.	3,754	274,576
Fox Wizel, Ltd.	1,691	134,421
Gav-Yam Lands Corp., Ltd.	141	1,006
Harel Insurance Investments & Financial Services, Ltd.	22,280	204,925
Hilan, Ltd.	4,433	250,247
ICL Group, Ltd.	213,780	1,009,204
IDI Insurance Co., Ltd.	2,176	62,555
Inrom Construction Industries, Ltd.	15,327	50,920
Isracard, Ltd.	4,817	17,733
Israel Canada T.R, Ltd.	29,306	108,589
Israel Discount Bank, Ltd., Class A	524,315	2,708,353
Isras Investment Co., Ltd.	393	75,337
*Kamada, Ltd.	20	106
Magic Software Enterprises, Ltd.	20	238
Matrix IT, Ltd.	6,655	134,796
Maytronics, Ltd.	10,662	91,410
Mediterranean Towers, Ltd.	48	104

22

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Mega Or Holdings, Ltd.	1,770	$46,132
Menora Mivtachim Holdings, Ltd.	588	14,197
Migdal Insurance & Financial Holdings, Ltd.	9,952	12,668
Mivne Real Estate KD, Ltd.	148,049	357,980
Mizrahi Tefahot Bank, Ltd.	44,480	1,629,068
Next Vision Stabilized Systems, Ltd.	14,420	193,171
*Nice, Ltd.	6,881	1,543,798
#*Nice, Ltd., Sponsored ADR	2,097	468,700
*Nova, Ltd.	598	101,600
*Nova, Ltd.	6,683	1,158,999
Oil Refineries, Ltd.	824,032	240,424
One Software Technologies, Ltd.	4,290	59,699
*OPC Energy, Ltd.	8,493	64,145
*Partner Communications Co., Ltd.	33,947	159,073
Paz Oil Co., Ltd.	847	84,871
*Perion Network, Ltd.	9,289	117,194
Phoenix Holdings, Ltd. (The)	35,441	340,979
Plasson Industries, Ltd.	4	147
*Priortech, Ltd.	586	26,141
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	3,028	173,042
Retailors, Ltd.	2,999	66,063
*Scope Metals Group, Ltd.	384	13,261
*Shapir Engineering and Industry, Ltd.	15,364	84,302
*Shikun & Binui, Ltd.	29,657	63,940
Shufersal, Ltd.	27,122	179,629
Strauss Group, Ltd.	9,214	169,841
Tadiran Group, Ltd.	346	24,204
Tel Aviv Stock Exchange, Ltd.	11,697	77,689
Telsys, Ltd.	2	137
*Teva Pharmaceutical Industries, Ltd.	119,020	1,681,130
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	100,674	1,414,470
*Tower Semiconductor, Ltd.	26,174	856,934
#*Tower Semiconductor, Ltd.	5,656	185,913
YH Dimri Construction & Development, Ltd.	994	78,136

TOTAL ISRAEL		31,385,178

ITALY — (2.6%)
A2A SpA	496,022	984,110
ACEA SpA	11,448	199,281
Amplifon SpA	41,022	1,378,614
ΩAnima Holding SpA	379,928	1,788,269
#Aquafil SpA	12	44
#Ariston Holding NV	19,905	102,970
Arnoldo Mondadori Editore SpA	7,771	18,654
Assicurazioni Generali SpA	259,148	6,345,486
Avio SpA	12	146
Azimut Holding SpA	79,843	2,114,679
Banca Generali SpA	18,144	714,329
Banca IFIS SpA	11,876	265,906
Banca Mediolanum SpA	56,176	611,477
*Banca Monte dei Paschi di Siena SpA	110,234	536,301
Banca Popolare di Sondrio SPA	123,447	1,037,492
Banco BPM SpA	588,039	3,888,277
Banco di Desio e della Brianza SpA	40	200
Biesse SpA	4,540	59,127
BPER Banca SPA	375,693	1,964,773
*Brembo NV	39,214	501,983
Brunello Cucinelli SpA	11,288	1,159,904
Buzzi SpA	30,153	1,091,689

23

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
	3,600	$8,315
Cairo Communication SpA
#ΩCarel Industries SpA	9,393	191,028
Cementir Holding NV	40	425
Credito Emiliano SpA	17,134	181,741
d’Amico International Shipping SA	22,262	160,199
Danieli & C Officine Meccaniche SpA	16,478	425,503
Danieli & C Officine Meccaniche SpA	3,247	112,489
Davide Campari-Milano NV, Class M	121,137	1,220,139
De’ Longhi SpA	1,443	47,615
DiaSorin SpA	1,652	167,703
#*Digital Bros SpA	4	38
#ΩdoValue SpA	14,014	31,288
Elica SpA	12	24
#Emak SpA	40	49
ΩEnav SpA	91,677	378,773
Enel SpA	2,369,088	15,657,467
Eni SpA	704,325	11,398,975
ERG SpA	12,808	346,484
*Esprinet SpA	13,280	72,703
Ferrari NV	4,609	1,908,199
Ferrari NV, ADR	25,466	10,586,216
Fila SpA	13,624	128,340
FinecoBank Banca Fineco SpA	186,196	2,874,876
FNM SpA	100	49
#*Geox SpA	64	48
Gruppo MutuiOnline SpA	3,295	123,840
Hera SpA	274,451	994,824
#Illimity Bank SpA	15,616	87,244
ΩInfrastrutture Wireless Italiane SpA	60,861	655,966
Intercos SpA	2,792	39,228
Interpump Group SpA	18,777	824,780
Intesa Sanpaolo SpA	3,003,344	11,323,194
Iren SpA	122,342	246,455
Italgas SpA	145,613	809,627
Iveco Group NV	78,567	991,717
Leonardo SpA	94,897	2,194,778
LU-VE SpA	4	92
Maire Tecnimont SpA	46,302	385,673
Mediobanca Banca di Credito Finanziario SpA	163,295	2,330,965
*MFE-MediaForEurope NV, Class A	71,789	211,706
*MFE-MediaForEurope NV, Class B	13,671	55,138
Moncler SpA	59,110	4,052,621
*ΩNexi SpA	177,508	1,039,732
Openjobmetis Spa agenzia per il lavoro	8	140
Orsero SpA	2,072	32,435
ΩOVS SpA	82,740	217,106
Piaggio & C SpA	50,699	148,753
ΩPiovan SpA	12	155
ΩPirelli & C SpA	90,921	580,196
ΩPoste Italiane SpA	142,169	1,812,019
Prysmian SpA	59,035	3,230,661
ΩRAI Way SpA	26,608	151,358
Recordati Industria Chimica e Farmaceutica SpA	53,875	2,883,188
Reply SpA	6,363	836,852
Rizzoli Corriere Della Sera Mediagroup SpA	108	95
*Safilo Group SpA	96	120
Salcef Group SpA	1,124	31,068
Salvatore Ferragamo SpA	13,234	132,024

24

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
	4,165	$183,259
*Sanlorenzo SpA
Saras SpA	408,198	772,549
Sesa SpA	2,680	280,686
Snam SpA	530,857	2,441,909
*Sogefi SpA	7,943	24,503
SOL SpA	2,391	92,421
Stellantis NV	97,373	2,173,955
Stellantis NV	13,994	312,431
#Stellantis NV	584,656	13,037,829
ΩTechnogym SpA	51,558	488,716
*Technoprobe SpA	9,464	75,946
#*Telecom Italia SpA	3,579,415	853,107
Tenaris SA	100,606	1,686,215
Tenaris SA, Sponsored ADR	16,671	549,976
Terna - Rete Elettrica Nazionale	438,596	3,528,540
*Tessellis SpA	21	12
UniCredit SpA	440,756	16,296,892
Unipol Gruppo SpA	136,431	1,228,307
Webuild SpA	113,928	287,734
#Wiit SpA	2,070	35,635
Zignago Vetro SpA	6,251	83,683

TOTAL ITALY		151,520,452

JAPAN — (22.3%)
&Do Holdings Co., Ltd.	2,300	18,503
77 Bank, Ltd. (The)	23,200	658,266
A&D HOLON Holdings Co., Ltd.	11,300	199,051
#Abalance Corp.	2,400	30,899
ABC-Mart, Inc.	23,300	467,288
#*Access Co., Ltd.	8,700	80,330
AD Works Group Co., Ltd.	11,100	17,140
Adastria Co., Ltd.	7,400	162,469
ADEKA Corp.	28,500	595,663
Adtec Plasma Technology Co., Ltd.	1,300	11,078
Advan Group Co., Ltd.	3,200	22,836
#Advanced Media, Inc.	2,300	23,897
Advantest Corp.	218,700	6,943,254
Adventure, Inc.	1,000	21,193
Aeon Co., Ltd.	168,800	3,541,941
Aeon Delight Co., Ltd.	4,900	116,300
Aeon Fantasy Co., Ltd.	2,200	30,966
Aeon Hokkaido Corp.	21,000	123,973
Aeon Mall Co., Ltd.	30,100	344,965
AGC, Inc.	72,400	2,683,629
#Ahresty Corp.	9,400	37,991
Ai Holdings Corp.	2,000	30,845
*AI inside, Inc.	600	23,639
Aica Kogyo Co., Ltd.	17,700	410,992
Aichi Financial Group, Inc.	433	8,191
Aichi Steel Corp.	5,300	117,205
Aichi Tokei Denki Co., Ltd.	700	10,658
Aida Engineering, Ltd.	17,700	100,780
Ain Holdings, Inc.	9,701	368,030
Air Water, Inc.	87,600	1,320,694
Airport Facilities Co., Ltd.	3,400	13,352
#Airtech Japan, Ltd.	3,100	23,442
#Airtrip Corp.	8,200	74,254
Aisan Industry Co., Ltd.	17,100	159,954
Aisin Corp.	48,900	1,862,280

25

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
AIT Corp.	3,900	$44,362
Ajinomoto Co., Inc.	124,300	4,640,565
*Akebono Brake Industry Co., Ltd.	31,800	31,322
Akita Bank, Ltd. (The)	5,000	66,279
Alconix Corp.	13,800	120,580
Alfresa Holdings Corp.	58,100	862,464
Allied Telesis Holdings KK	11,400	7,244
Almado, Inc.	1,000	9,386
*Almedio, Inc.	5,100	28,131
#Alpen Co., Ltd.	5,800	76,663
Alps Alpine Co., Ltd.	75,600	686,028
Alps Logistics Co., Ltd.	5,400	110,152
#Altech Corp.	7,600	133,150
Amada Co., Ltd.	118,200	1,297,560
Amano Corp.	21,800	526,974
Amvis Holdings, Inc.	12,100	167,854
ANA Holdings, Inc.	46,000	876,942
Anest Iwata Corp.	12,400	106,298
Anicom Holdings, Inc.	31,400	118,724
Anritsu Corp.	40,000	306,930
AOKI Holdings, Inc.	15,600	110,335
Aoyama Trading Co., Ltd.	241,900	2,502,546
Aoyama Zaisan Networks Co., Ltd.	8,800	78,457
#Aozora Bank, Ltd.	31,100	484,983
Arata Corp.	12,400	275,792
ARCLANDS Corp.	27,197	335,631
Arcs Co., Ltd.	11,000	215,995
ARE Holdings, Inc.	23,500	304,941
Arealink Co., Ltd.	3,000	59,289
Argo Graphics, Inc.	4,600	118,533
Arisawa Manufacturing Co., Ltd.	12,900	124,930
Artience Co., Ltd.	9,500	176,580
Artner Co., Ltd.	1,900	26,369
As One Corp.	13,200	219,140
Asahi Co., Ltd.	7,356	66,845
Asahi Group Holdings, Ltd.	112,300	3,857,157
Asahi Intecc Co., Ltd.	62,200	920,559
Asahi Kasei Corp.	501,400	3,506,439
ASAHI YUKIZAI Corp.	6,000	189,305
Asanuma Corp.	4,100	97,833
Ashimori Industry Co., Ltd.	800	12,486
Asia Pile Holdings Corp.	13,770	73,853
Asics Corp.	48,500	2,083,437
ASKUL Corp.	11,700	177,993
Astellas Pharma, Inc.	299,100	2,877,625
Astena Holdings Co., Ltd.	7,200	22,602
Asukanet Co., Ltd.	1,400	5,729
Ateam, Inc.	800	3,177
Aucnet, Inc.	2,100	34,696
Autobacs Seven Co., Ltd.	19,100	193,470
Avant Group Corp.	8,400	68,806
#Avantia Co., Ltd.	200	1,041
Awa Bank, Ltd. (The)	11,900	203,570
Axial Retailing, Inc.	11,200	75,229
Axxzia, Inc.	1,900	10,746
Azbil Corp.	41,200	1,159,040
AZ-COM MARUWA Holdings, Inc.	12,600	97,203
AZOOM Co., Ltd.	600	20,818

26

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Bandai Namco Holdings, Inc.	183,000	$3,444,514
Bando Chemical Industries, Ltd.	12,100	137,405
Bank of Iwate, Ltd. (The)	4,600	71,909
Bank of Nagoya, Ltd. (The)	3,600	161,510
Bank of Saga, Ltd. (The)	800	11,174
Bank of the Ryukyus, Ltd.	15,100	113,323
#Baroque Japan, Ltd.	2,800	13,576
Base Co., Ltd.	2,200	49,141
*baudroie, Inc.	1,600	34,671
BayCurrent Consulting, Inc.	46,600	998,540
Beauty Garage, Inc.	2,600	32,185
Beenos, Inc.	6,000	81,174
Belc Co., Ltd.	1,400	67,169
Bell System24 Holdings, Inc.	15,700	154,541
Belluna Co., Ltd.	20,300	81,915
*Bengo4.com, Inc.	1,200	22,236
Bewith, Inc.	1,600	19,379
Bic Camera, Inc.	30,600	297,707
BIPROGY, Inc.	25,400	742,155
B-Lot Co., Ltd.	4,000	25,825
#Bookoff Group Holdings, Ltd.	4,300	46,616
BrainPad, Inc.	6,800	52,891
Bridgestone Corp.	166,900	7,401,869
Broadmedia Corp.	4,600	39,287
Brother Industries, Ltd.	81,900	1,458,290
Bunka Shutter Co., Ltd.	19,500	210,905
#Bushiroad, Inc.	8,600	20,275
Business Brain Showa-Ota, Inc.	800	10,361
C Uyemura & Co., Ltd.	2,300	151,857
Calbee, Inc.	26,800	587,551
Canon Electronics, Inc.	6,700	95,882
Canon Marketing Japan, Inc.	2,500	69,091
Canon, Inc.	162,600	4,422,381
Canon, Inc., Sponsored ADR	73,500	1,980,090
Capcom Co., Ltd.	121,400	2,022,369
Career Design Center Co., Ltd.	2,100	24,261
Careerlink Co., Ltd.	3,200	51,041
#Carenet, Inc.	5,900	21,558
Carlit Holdings Co., Ltd.	8,400	61,546
Carta Holdings, Inc.	1,500	16,853
Casio Computer Co., Ltd.	65,000	544,403
Cawachi, Ltd.	5,400	97,729
Celsys, Inc.	15,100	79,931
Central Glass Co., Ltd.	9,300	165,475
Central Japan Railway Co.	163,200	3,751,116
Ceres, Inc.	3,700	39,971
#Change Holdings, Inc.	20,900	157,781
Charm Care Corp. KK	7,100	67,993
Chiba Bank, Ltd. (The)	173,000	1,467,639
Chiba Kogyo Bank, Ltd. (The)	17,400	120,191
#Chikaranomoto Holdings Co., Ltd.	2,000	21,580
Chiyoda Corp.	64,400	178,838
Chori Co., Ltd.	4,400	98,561
Choushimaru Co., Ltd.	1,600	20,132
Chubu Electric Power Co., Inc.	213,700	2,749,928
Chubu Shiryo Co., Ltd.	7,700	59,157
#Chuetsu Pulp & Paper Co., Ltd.	3,100	33,666
Chugai Pharmaceutical Co., Ltd.	186,100	5,972,135

27

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Chugin Financial Group, Inc.	53,100	$448,110
Chugoku Electric Power Co., Inc. (The)	74,500	513,899
Chugoku Marine Paints, Ltd.	13,800	181,527
CI Takiron Corp.	12,100	50,287
Citizen Watch Co., Ltd.	97,200	647,321
CKD Corp.	19,700	374,183
CMK Corp.	22,900	87,895
Coca-Cola Bottlers Japan Holdings, Inc.	46,800	657,100
Colowide Co., Ltd.	25,900	353,859
Computer Engineering & Consulting, Ltd.	9,800	113,466
COMSYS Holdings Corp.	37,900	888,705
Comture Corp.	11,000	135,468
Concordia Financial Group, Ltd.	345,500	1,869,935
Copro-Holdings Co., Ltd.	2,600	26,154
*Core Concept Technologies, Inc.	3,000	43,847
Cosel Co., Ltd.	10,000	93,858
Cosmo Energy Holdings Co., Ltd.	24,600	1,183,220
Cosmos Initia Co., Ltd.	2,000	10,994
Cosmos Pharmaceutical Corp.	4,800	443,809
Cota Co., Ltd.	1,540	13,847
#CRE, Inc.	2,300	20,857
Create Restaurants Holdings, Inc.	60,600	418,980
Create SD Holdings Co., Ltd.	7,600	164,929
Creek & River Co., Ltd.	5,400	57,100
Cresco, Ltd.	1,400	17,909
Cross Cat Co., Ltd.	3,800	31,633
Cross Marketing Group, Inc.	1,400	4,413
Cross Plus, Inc.	900	6,068
*CrowdWorks, Inc.	3,600	30,792
CTI Engineering Co., Ltd.	2,500	76,415
Curves Holdings Co., Ltd.	21,700	102,595
#*Cyber Security Cloud, Inc.	2,500	42,894
CyberAgent, Inc.	94,500	594,329
#CYBERDYNE, Inc.	41,900	54,051
Cybozu, Inc.	11,700	119,777
Dai Nippon Toryo Co., Ltd.	6,500	49,236
Daicel Corp.	94,500	883,357
Dai-Dan Co., Ltd.	11,100	197,432
Daido Metal Co., Ltd.	16,700	65,902
Daido Steel Co., Ltd.	50,000	553,808
Daifuku Co., Ltd.	85,100	1,764,028
#Daihatsu Diesel Manufacturing Co., Ltd.	8,100	80,658
Daihen Corp.	6,600	405,147
#Daiho Corp.	2,100	44,038
Daiichi Jitsugyo Co., Ltd.	3,700	48,741
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	6,300	38,033
Dai-ichi Life Holdings, Inc.	223,600	5,184,866
Daiichi Sankyo Co., Ltd.	274,400	9,353,297
Daiichikosho Co., Ltd.	28,300	331,439
Daiki Aluminium Industry Co., Ltd.	11,100	94,096
Daikin Industries, Ltd.	54,700	7,558,552
Daikoku Denki Co., Ltd.	2,800	64,500
Daikokutenbussan Co., Ltd.	1,600	82,153
Daikyonishikawa Corp.	19,000	87,656
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,300	23,808
Daio Paper Corp.	29,400	211,675
Daiseki Co., Ltd.	14,300	273,069
#Daiseki Eco. Solution Co., Ltd.	1,800	10,066

28

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Daishi Hokuetsu Financial Group, Inc.	11,900	$342,182
Daishinku Corp.	12,500	67,439
Daisue Construction Co., Ltd.	2,200	22,578
Daito Pharmaceutical Co., Ltd.	4,700	75,414
Daito Trust Construction Co., Ltd.	20,301	2,182,133
Daitron Co., Ltd.	1,200	25,813
Daiwa House Industry Co., Ltd.	205,800	5,806,577
Daiwa Securities Group, Inc.	432,100	3,190,673
Daiwabo Holdings Co., Ltd.	35,900	626,679
DCM Holdings Co., Ltd.	63,500	589,543
#*DD GROUP Co., Ltd.	2,900	23,496
Dear Life Co., Ltd.	13,600	88,930
Denka Co., Ltd.	33,200	493,364
Denso Corp.	472,700	8,084,848
Dentsu Group, Inc.	54,400	1,475,764
Dentsu Soken, Inc.	8,500	283,576
Dexerials Corp.	19,000	718,997
DIC Corp.	30,700	576,582
Digital Arts, Inc.	5,200	140,273
Digital Hearts Holdings Co., Ltd.	4,100	25,142
Digital Information Technologies Corp.	3,400	37,724
dip Corp.	10,500	178,486
Direct Marketing MiX, Inc.	6,000	9,913
Disco Corp.	19,600	5,704,445
DKS Co., Ltd.	1,200	25,012
DMG Mori Co., Ltd.	43,900	1,182,272
Double Standard, Inc.	2,000	22,673
Doutor Nichires Holdings Co., Ltd.	11,900	159,710
Dowa Holdings Co., Ltd.	22,700	853,531
DTS Corp.	10,100	277,587
DyDo Group Holdings, Inc.	7,500	130,254
Eagle Industry Co., Ltd.	9,500	110,717
Earth Corp.	3,800	106,250
East Japan Railway Co.	188,100	3,458,033
EAT&HOLDINGS Co., Ltd.	1,200	15,129
Ebara Corp.	32,200	2,682,566
Ebara Jitsugyo Co., Ltd.	200	4,302
EDION Corp.	20,700	214,412
#EF-ON, Inc.	800	2,171
eGuarantee, Inc.	12,500	137,499
#E-Guardian, Inc.	600	5,273
Ehime Bank, Ltd. (The)	11,700	87,509
Eiken Chemical Co., Ltd.	11,100	141,426
Eisai Co., Ltd.	53,800	2,222,906
Elan Corp.	12,000	69,393
Elecom Co., Ltd.	10,000	95,066
Electric Power Development Co., Ltd.	41,200	702,048
Elematec Corp.	7,300	89,531
en Japan, Inc.	7,300	122,049
Endo Lighting Corp.	3,100	28,210
ENEOS Holdings, Inc.	1,697,300	7,883,307
Enomoto Co., Ltd.	1,600	16,176
Envipro Holdings, Inc.	2,800	9,288
#*eRex Co., Ltd.	9,200	48,875
ERI Holdings Co., Ltd.	900	12,931
ES-Con Japan, Ltd.	17,900	118,184
Eslead Corp.	3,100	67,077
ESPEC Corp.	6,100	115,011

29

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Eternal Hospitality Group Co., Ltd.	3,100	$79,389
Exedy Corp.	8,000	147,174
EXEO Group, Inc.	78,400	857,161
Ezaki Glico Co., Ltd.	16,800	435,040
F&M Co., Ltd.	1,400	19,457
Fancl Corp.	20,300	237,682
FANUC Corp.	164,200	4,827,969
Fast Fitness Japan, Inc.	1,100	7,437
Fast Retailing Co., Ltd.	41,800	11,036,698
*FDK Corp.	1,200	5,780
Feed One Co., Ltd.	10,100	66,172
*Feedforce Group, Inc.	1,500	6,205
Ferrotec Holdings Corp.	17,501	335,863
FFRI Security, Inc.	500	6,428
#Fibergate, Inc.	1,500	10,724
FIDEA Holdings Co., Ltd.	7,050	68,769
Financial Partners Group Co., Ltd.	45,900	645,776
FINDEX, Inc.	100	656
*Fintech Global, Inc.	46,600	25,467
First Bank of Toyama, Ltd. (The)	20,500	121,412
#Fixstars Corp.	10,400	131,318
Food & Life Cos., Ltd.	39,500	753,277
Forum Engineering, Inc.	9,100	54,531
Foster Electric Co., Ltd.	8,400	67,098
FP Corp.	16,500	266,324
#France Bed Holdings Co., Ltd.	4,100	31,525
*FreakOut Holdings, Inc.	1,000	4,505
Freebit Co., Ltd.	5,300	48,667
Freund Corp.	200	1,049
Frontier Management, Inc.	500	4,864
F-Tech, Inc.	4,400	20,327
Fudo Tetra Corp.	4,924	73,282
Fuji Co., Ltd.	9,300	113,587
Fuji Corp.	3,500	40,813
Fuji Corp.	24,700	417,200
Fuji Electric Co., Ltd.	43,000	2,697,525
Fuji Kyuko Co., Ltd.	5,700	122,248
#Fuji Oil Co., Ltd.	16,800	51,458
Fuji Oil Holdings, Inc.	17,100	252,210
Fuji Pharma Co., Ltd.	6,100	61,634
Fuji Seal International, Inc.	16,900	217,687
Fuji Soft, Inc.	11,800	464,157
Fujibo Holdings, Inc.	3,500	92,857
Fujicco Co., Ltd.	7,600	91,713
FUJIFILM Holdings Corp.	257,800	5,532,301
Fujikura Composites, Inc.	7,700	71,782
Fujikura, Ltd.	340,400	5,901,002
Fujimi, Inc.	11,900	260,512
Fujimori Kogyo Co., Ltd.	2,000	54,396
*Fujio Food Group, Inc.	5,200	47,683
Fujisash Co., Ltd.	17,700	10,235
*Fujita Kanko, Inc.	3,200	135,634
Fujitsu General, Ltd.	22,400	290,240
Fujitsu, Ltd.	479,000	7,413,367
Fujiya Co., Ltd.	2,700	42,568
FuKoKu Co., Ltd.	4,400	52,650
#Fukuda Corp.	100	3,489
Fukui Bank, Ltd. (The)	6,000	72,634

30

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Fukui Computer Holdings, Inc.	5,099	$79,839
Fukuoka Financial Group, Inc.	48,700	1,298,852
Fukushima Galilei Co., Ltd.	3,900	156,134
Fukuyama Transporting Co., Ltd.	6,600	160,214
FULLCAST Holdings Co., Ltd.	9,400	90,795
Fumakilla, Ltd.	3,200	23,934
Funai Soken Holdings, Inc.	15,400	233,889
Furukawa Battery Co., Ltd. (The)	4,400	29,275
Furukawa Co., Ltd.	10,500	133,781
Furukawa Electric Co., Ltd.	24,000	516,557
Furuno Electric Co., Ltd.	9,000	120,275
Furuya Metal Co., Ltd.	1,700	119,588
#Furyu Corp.	7,100	54,503
Fuso Chemical Co., Ltd.	9,100	235,357
Futaba Industrial Co., Ltd.	28,900	170,610
Future Corp.	12,700	128,804
G-7 Holdings, Inc.	8,800	78,010
*GA Technologies Co., Ltd.	7,100	60,458
Gakken Holdings Co., Ltd.	13,700	79,920
Genki Sushi Co., Ltd.	4,800	90,622
Genky DrugStores Co., Ltd.	4,100	150,853
Geo Holdings Corp.	45,300	571,414
Gift Holdings, Inc.	3,500	66,724
#*giftee, Inc.	7,100	53,736
#Gig Works, Inc.	2,400	8,922
Giken, Ltd.	4,800	59,785
GLOBERIDE, Inc.	6,900	88,177
Glory, Ltd.	14,500	262,606
GMO Financial Gate, Inc.	1,500	67,582
GMO Financial Holdings, Inc.	18,600	89,238
GMO GlobalSign Holdings KK	1,500	25,851
GMO Payment Gateway, Inc.	12,800	596,382
*GNI Group, Ltd.	16,900	267,518
Godo Steel, Ltd.	3,700	124,615
Goldwin, Inc.	4,300	262,320
#Grandy House Corp.	6,000	23,144
Greens Co., Ltd.	2,700	38,416
gremz, Inc.	3,700	50,316
GS Yuasa Corp.	33,600	636,385
GSI Creos Corp.	3,700	53,020
G-Tekt Corp.	10,000	137,133
#Gumi, Inc.	5,800	14,264
Gunma Bank, Ltd. (The)	131,900	804,819
Gunze, Ltd.	5,600	190,741
H.U. Group Holdings, Inc.	21,300	325,188
H2O Retailing Corp.	38,100	432,170
Hachijuni Bank, Ltd. (The)	141,400	947,070
Hagihara Industries, Inc.	4,600	45,513
Hagiwara Electric Holdings Co., Ltd.	3,700	102,513
Hakuhodo DY Holdings, Inc.	66,500	622,467
Hakuto Co., Ltd.	2,700	93,680
Halows Co., Ltd.	1,800	52,902
Hamakyorex Co., Ltd.	4,300	106,431
Hamamatsu Photonics KK	47,200	1,742,949
Hamee Corp.	1,900	14,042
Hankyu Hanshin Holdings, Inc.	81,600	2,143,643
Hanwa Co., Ltd.	14,100	546,564
Happinet Corp.	6,400	124,450

31

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Hard Off Corp. Co., Ltd.	2,500	$27,595
#Harmonic Drive Systems, Inc.	12,600	320,275
Haseko Corp.	206,700	2,501,574
Hazama Ando Corp.	54,400	407,227
Heiwa Corp.	21,300	267,595
Heiwa Real Estate Co., Ltd.	10,800	299,914
Heiwado Co., Ltd.	12,900	199,035
#*Hennge KK	6,100	39,965
Hiday Hidaka Corp.	8,500	151,565
*Hino Motors, Ltd.	98,400	288,075
#Hioki EE Corp.	3,800	152,855
Hirakawa Hewtech Corp.	3,100	26,634
Hirata Corp.	3,100	140,063
Hirogin Holdings, Inc.	104,300	753,261
Hirose Electric Co., Ltd.	9,200	980,714
Hiroshima Gas Co., Ltd.	100	244
#*HIS Co., Ltd.	17,100	191,358
Hitachi Construction Machinery Co., Ltd.	39,800	1,147,729
Hitachi Zosen Corp.	65,600	511,077
Hitachi, Ltd.	236,900	22,009,202
Hochiki Corp.	1,900	29,207
Hogy Medical Co., Ltd.	7,800	184,634
Hokkaido Electric Power Co., Inc.	76,900	548,291
Hokkaido Gas Co., Ltd.	1,700	33,273
Hokko Chemical Industry Co., Ltd.	9,100	90,731
Hokkoku Financial Holdings, Inc.	6,800	219,515
#Hokuetsu Corp.	36,500	311,038
Hokuetsu Industries Co., Ltd.	9,400	120,782
Hokuhoku Financial Group, Inc.	41,700	513,681
Hokuriku Electric Industry Co., Ltd.	1,700	14,681
Hokuriku Electric Power Co.	46,500	273,832
Hokuto Corp.	7,400	86,055
Honda Motor Co., Ltd.	677,500	7,801,163
#Honda Motor Co., Ltd., Sponsored ADR	220,735	7,502,783
H-One Co., Ltd.	5,500	24,221
Honeys Holdings Co., Ltd.	7,100	77,016
Hoosiers Holdings Co., Ltd.	10,400	72,235
Horiba, Ltd.	11,000	1,083,468
Hoshizaki Corp.	26,300	911,011
Hosokawa Micron Corp.	4,600	129,203
Hotland Co., Ltd.	4,200	57,863
House Foods Group, Inc.	16,900	333,672
Howa Machinery, Ltd.	800	4,031
Hoya Corp.	89,400	10,492,918
HS Holdings Co., Ltd.	6,200	37,981
#Hulic Co., Ltd.	136,800	1,267,464
Hyakugo Bank, Ltd. (The)	78,500	324,246
Hyakujushi Bank, Ltd. (The)	9,000	165,513
#I K K Holdings, Inc.	1,600	7,910
Ibiden Co., Ltd.	35,700	1,382,492
IBJ, Inc.	4,000	13,879
Ichibanya Co., Ltd.	12,000	83,119
Ichigo, Inc.	50,800	137,520
Ichikoh Industries, Ltd.	15,300	52,113
Ichinen Holdings Co., Ltd.	4,700	51,849
Ichiyoshi Securities Co., Ltd.	11,400	59,403
IDEA Consultants, Inc.	100	1,518
Idec Corp.	12,000	212,678

32

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Idemitsu Kosan Co., Ltd.	379,500	$2,591,255
IDOM, Inc.	263,600	2,338,421
#IG Port, Inc.	600	15,938
IHI Corp.	70,200	1,689,368
Iida Group Holdings Co., Ltd.	48,700	624,668
Iino Kaiun Kaisha, Ltd.	112,000	900,327
I’ll, Inc.	3,500	60,252
IMAGICA GROUP, Inc.	6,600	25,458
Inaba Denki Sangyo Co., Ltd.	4,200	98,351
Inaba Seisakusho Co., Ltd.	1,900	21,733
Inabata & Co., Ltd.	15,900	325,346
#I-NE Co., Ltd.	1,800	20,360
I-Net Corp.	5,400	69,660
Infocom Corp.	6,100	104,661
#Infomart Corp.	13,700	32,386
INFRONEER Holdings, Inc.	68,000	603,883
Innotech Corp.	1,600	18,789
Inpex Corp.	351,000	5,336,431
Insource Co., Ltd.	24,800	121,821
Intage Holdings, Inc.	2,200	20,537
*Integrated Design & Engineering Holdings Co., Ltd.	1,600	47,533
Intelligent Wave, Inc.	3,500	25,333
#Inter Action Corp.	5,000	49,280
Internet Initiative Japan, Inc.	31,400	535,156
Inui Global Logistics Co., Ltd.	7,000	48,975
I-PEX, Inc.	4,200	47,534
#IPS, Inc.	1,900	27,999
#IR Japan Holdings, Ltd.	800	6,111
Iriso Electronics Co., Ltd.	7,800	153,160
I’rom Group Co., Ltd.	1,600	18,423
ISB Corp.	2,100	17,215
#Ise Chemicals Corp.	600	71,337
Iseki & Co., Ltd.	6,900	45,206
Isetan Mitsukoshi Holdings, Ltd.	247,600	3,496,908
Ishihara Sangyo Kaisha, Ltd.	13,400	155,659
#Ishizuka Glass Co., Ltd.	800	13,838
*Istyle, Inc.	22,800	77,079
Isuzu Motors, Ltd.	276,400	3,511,974
#ITmedia, Inc.	1,900	21,914
Ito En, Ltd.	21,300	518,406
ITOCHU Corp.	267,600	12,134,805
Itochu Enex Co., Ltd.	7,400	71,759
Itochu-Shokuhin Co., Ltd.	400	19,013
Itoham Yonekyu Holdings, Inc.	6,920	180,954
Itoki Corp.	17,100	205,050
IwaiCosmo Holdings, Inc.	6,300	93,080
Iwaki Co., Ltd.	3,100	50,529
Iwatani Corp.	14,800	843,336
Iyogin Holdings, Inc.	96,300	738,015
Izumi Co., Ltd.	13,300	309,670
J Front Retailing Co., Ltd.	103,900	908,832
J Trust Co., Ltd.	34,300	98,302
JAC Recruitment Co., Ltd.	30,300	146,913
#*Jade Group, Inc.	4,200	41,235
JALCO Holdings, Inc.	9,700	21,574
#*Jamco Corp.	2,100	14,572
Japan Airlines Co., Ltd.	55,400	985,558
Japan Airport Terminal Co., Ltd.	20,000	709,306

33

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Japan Aviation Electronics Industry, Ltd.	14,500	$234,042
Japan Business Systems, Inc.	2,400	19,445
Japan Cash Machine Co., Ltd.	7,200	62,087
#*Japan Communications, Inc.	57,000	72,081
Japan Electronic Materials Corp.	2,800	46,226
Japan Elevator Service Holdings Co., Ltd.	23,700	370,640
Japan Exchange Group, Inc.	180,700	4,256,696
*Japan Hospice Holdings, Inc.	2,000	18,212
#Japan Investment Adviser Co., Ltd.	6,200	42,945
Japan Lifeline Co., Ltd.	22,100	163,610
Japan Material Co., Ltd.	17,000	243,498
Japan Medical Dynamic Marketing, Inc.	7,900	33,886
Japan Post Holdings Co., Ltd.	394,900	3,791,783
Japan Post Insurance Co., Ltd.	48,000	900,276
Japan Property Management Center Co., Ltd.	1,100	9,262
Japan Pulp & Paper Co., Ltd.	3,300	115,337
Japan Securities Finance Co., Ltd.	26,900	274,017
Japan Steel Works, Ltd. (The)	25,800	631,208
Japan System Techniques Co., Ltd.	2,000	21,390
Japan Tobacco, Inc.	314,400	8,481,098
Japan Transcity Corp.	100	462
Japan Wool Textile Co., Ltd. (The)	22,200	192,565
JBCC Holdings, Inc.	5,100	108,245
JCR Pharmaceuticals Co., Ltd.	30,200	156,407
JCU Corp.	7,900	189,763
#JDC Corp.	19,400	63,736
JEOL, Ltd.	14,500	580,866
JFE Holdings, Inc.	227,000	3,405,757
#*JIG-SAW, Inc.	700	17,615
#*Jimoto Holdings, Inc.	5,200	15,134
JINS Holdings, Inc.	5,000	105,646
JINUSHI Co., Ltd.	6,900	112,029
JK Holdings Co., Ltd.	800	5,440
J-Lease Co., Ltd.	2,000	15,963
JM Holdings Co., Ltd.	5,400	90,764
J-Oil Mills, Inc.	7,100	89,289
Joshin Denki Co., Ltd.	7,800	126,196
Joyful Honda Co., Ltd.	12,600	179,834
JP-Holdings, Inc.	21,900	63,321
JSB Co., Ltd.	3,600	67,097
JSP Corp.	4,900	72,551
JTEKT Corp.	77,700	604,358
Juki Corp.	12,700	43,500
Juroku Financial Group, Inc.	10,000	301,528
Justsystems Corp.	9,400	165,403
JVCKenwood Corp.	326,700	1,669,156
Kadokawa Corp.	20,900	383,894
Kaga Electronics Co., Ltd.	6,000	238,299
Kagome Co., Ltd.	24,700	632,862
Kajima Corp.	128,700	2,480,520
Kakaku.com, Inc.	44,200	512,177
Kakiyasu Honten Co., Ltd.	2,000	34,925
Kamakura Shinsho, Ltd.	8,800	29,918
Kameda Seika Co., Ltd.	2,000	52,871
Kamei Corp.	8,700	112,561
Kamigumi Co., Ltd.	17,300	374,550
Kanaden Corp.	3,300	32,672
Kanamic Network Co., Ltd.	7,500	24,688

34

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Kanamoto Co., Ltd.	16,800	$283,870
Kandenko Co., Ltd.	44,700	499,649
Kaneka Corp.	17,200	447,146
Kanematsu Corp.	37,600	613,824
Kanro, Inc.	2,200	31,665
Kansai Electric Power Co., Inc. (The)	234,700	3,517,554
Kansai Paint Co., Ltd.	72,100	946,122
Kanto Denka Kogyo Co., Ltd.	16,700	114,825
Kao Corp.	105,600	4,378,610
*Kaonavi, Inc.	1,500	13,869
Kappa Create Co., Ltd.	7,300	74,733
*Kasai Kogyo Co., Ltd.	3,200	4,799
#Kasumigaseki Capital Co., Ltd.	900	84,930
Katitas Co., Ltd.	14,200	172,712
Kato Sangyo Co., Ltd.	1,200	34,963
Kato Works Co., Ltd.	4,400	38,781
KAWADA TECHNOLOGIES, Inc.	5,100	97,712
Kawai Musical Instruments Manufacturing Co., Ltd.	1,100	26,178
Kawasaki Heavy Industries, Ltd.	57,800	1,798,663
KDDI Corp.	463,800	12,968,068
#KeePer Technical Laboratory Co., Ltd.	4,500	129,111
Keihan Holdings Co., Ltd.	22,100	463,726
Keihanshin Building Co., Ltd.	10,200	102,541
Keikyu Corp.	64,800	516,786
Keio Corp.	29,800	731,531
Keisei Electric Railway Co., Ltd.	78,400	2,935,921
#KEIWA, Inc.	1,400	9,857
Keiyo Bank, Ltd. (The)	36,900	182,196
Kenko Mayonnaise Co., Ltd.	1,500	21,542
Kewpie Corp.	22,100	446,592
Keyence Corp.	35,600	15,903,663
KeyHolder, Inc.	600	3,656
KFC Holdings Japan, Ltd.	4,600	149,665
KH Neochem Co., Ltd.	15,300	235,676
Kibun Foods, Inc.	4,100	30,171
Kikkoman Corp.	161,800	1,940,695
Kimura Chemical Plants Co., Ltd.	1,400	6,806
Kinki Sharyo Co., Ltd. (The)	700	10,271
Kintetsu Department Store Co., Ltd.	2,700	37,609
Kintetsu Group Holdings Co., Ltd.	55,600	1,432,707
Kirin Holdings Co., Ltd.	250,100	3,656,182
Ki-Star Real Estate Co., Ltd.	3,900	94,672
Kitagawa Corp.	1,300	12,780
Kitz Corp.	26,100	222,911
Kiyo Bank, Ltd. (The)	22,900	263,540
#*KLab, Inc.	8,800	13,645
#*KNT-CT Holdings Co., Ltd.	4,500	36,231
Koa Corp.	13,300	137,763
Kobayashi Pharmaceutical Co., Ltd.	13,900	494,293
Kobe Bussan Co., Ltd.	49,400	1,075,176
Kobe Steel, Ltd.	165,200	2,029,766
Koei Tecmo Holdings Co., Ltd.	43,800	410,542
Kohnan Shoji Co., Ltd.	1,400	39,678
Koito Manufacturing Co., Ltd.	68,500	925,434
Kojima Co., Ltd.	13,000	67,410
Kokuyo Co., Ltd.	25,300	434,006
Komatsu, Ltd.	328,400	9,923,058
KOMEDA Holdings Co., Ltd.	19,900	327,778

35

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Komehyo Holdings Co., Ltd.	2,600	$61,627
Komeri Co., Ltd.	3,800	92,123
Konami Group Corp.	28,200	1,712,088
Kondotec, Inc.	3,200	26,029
Konica Minolta, Inc.	298,300	995,186
Konishi Co., Ltd.	20,400	174,100
Konoike Transport Co., Ltd.	11,000	159,724
Konoshima Chemical Co., Ltd.	1,300	12,639
Kosaido Holdings Co., Ltd.	29,100	134,992
Kose Corp.	9,100	471,409
Koshidaka Holdings Co., Ltd.	20,400	112,393
Kotobuki Spirits Co., Ltd.	33,500	347,102
#Kourakuen Holdings Corp.	1,100	8,822
KPP Group Holdings Co., Ltd.	20,700	97,998
#Krosaki Harima Corp.	7,500	162,520
KRS Corp.	200	1,490
K’s Holdings Corp.	194,600	1,873,472
KU Holdings Co., Ltd.	3,900	28,625
#Kubota Corp.	227,300	3,676,752
*Kufu Co., Inc.	4,800	8,846
Kumagai Gumi Co., Ltd.	8,700	229,711
#Kumiai Chemical Industry Co., Ltd.	31,600	161,449
#Kura Sushi, Inc.	4,800	149,614
Kurabo Industries, Ltd.	4,200	99,152
Kuraray Co., Ltd.	128,300	1,423,517
Kureha Corp.	15,600	278,959
Kurimoto, Ltd.	3,200	85,508
Kurita Water Industries, Ltd.	35,300	1,412,090
Kuriyama Holdings Corp.	1,100	9,730
Kushikatsu Tanaka Holdings Co.	700	7,522
Kusuri no Aoki Holdings Co., Ltd.	16,700	313,274
KYB Corp.	5,600	191,809
Kyoei Steel, Ltd.	10,200	146,034
Kyokuto Boeki Kaisha, Ltd.	4,000	49,592
Kyokuto Kaihatsu Kogyo Co., Ltd.	12,100	197,995
Kyokuyo Co., Ltd.	3,300	75,703
Kyorin Pharmaceutical Co., Ltd.	15,700	183,473
Kyoritsu Maintenance Co., Ltd.	23,200	497,127
Kyosan Electric Manufacturing Co., Ltd.	100	327
Kyoto Financial Group, Inc.	66,300	1,184,734
Kyowa Kirin Co., Ltd.	71,700	1,206,960
Kyudenko Corp.	13,200	549,591
Kyushu Electric Power Co., Inc.	121,600	1,133,202
Kyushu Financial Group, Inc.	111,700	751,694
Kyushu Railway Co.	34,500	742,989
LA Holdings Co., Ltd.	1,500	45,325
LAC Co., Ltd.	6,900	35,472
Lacto Japan Co., Ltd.	1,500	24,878
LAND Co., Ltd.	163,500	7,273
Lasertec Corp.	20,100	4,419,407
Lawson, Inc.	14,200	931,687
LEC, Inc.	9,200	64,777
Leopalace21 Corp.	62,500	208,115
Life Corp.	13,400	335,926
Lifedrink Co., Inc.	3,000	95,892
#*LIFENET INSURANCE Co.	19,700	175,261
LIFULL Co., Ltd.	25,600	27,005
LIKE, Inc.	3,700	40,276

36

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Link And Motivation, Inc.	22,800	$72,733
Lintec Corp.	15,200	304,261
Lion Corp.	81,100	728,980
LITALICO, Inc.	9,900	115,631
Lixil Corp.	109,300	1,178,674
Loadstar Capital KK	3,600	78,010
Look Holdings, Inc.	2,200	41,913
LY Corp.	652,300	1,588,003
M&A Capital Partners Co., Ltd.	6,000	81,365
M3, Inc.	90,700	974,925
Mabuchi Motor Co., Ltd.	34,500	536,250
Macnica Holdings, Inc.	16,100	720,057
Macromill, Inc.	17,400	81,601
Maeda Kosen Co., Ltd.	6,900	151,711
Maezawa Industries, Inc.	300	2,433
Makino Milling Machine Co., Ltd.	8,600	347,574
Makita Corp.	61,600	1,801,829
Mamiya-Op Co., Ltd.	1,200	12,780
#Management Solutions Co., Ltd.	4,300	47,190
Mandom Corp.	15,000	123,916
Mani, Inc.	19,700	229,092
MarkLines Co., Ltd.	5,100	96,805
Marubeni Corp.	387,400	6,952,102
Marubun Corp.	9,100	84,370
Marudai Food Co., Ltd.	4,700	48,414
Maruha Nichiro Corp.	18,400	359,312
Marui Group Co., Ltd.	53,900	828,546
#MARUKA FURUSATO Corp.	4,500	69,317
#Marumae Co., Ltd.	2,900	35,843
Maruwa Co., Ltd.	2,300	490,357
Maruzen CHI Holdings Co., Ltd.	500	1,049
Maruzen Showa Unyu Co., Ltd.	2,600	77,902
Marvelous, Inc.	8,200	35,225
Matching Service Japan Co., Ltd.	2,900	22,391
Matsuda Sangyo Co., Ltd.	5,600	97,791
Matsui Securities Co., Ltd.	32,000	164,306
MatsukiyoCocokara & Co.	113,300	1,617,800
Matsuoka Corp.	800	7,575
Matsuya Co., Ltd.	11,100	63,483
Max Co., Ltd.	5,400	121,132
Maxell, Ltd.	35,100	348,401
Mazda Motor Corp.	233,700	2,679,089
#McDonald’s Holdings Co Japan, Ltd.	25,000	1,102,532
MCJ Co., Ltd.	26,300	230,803
Mebuki Financial Group, Inc.	351,300	1,247,236
MEC Co., Ltd.	12,100	319,868
Media Do Co., Ltd.	2,200	19,041
Medical Data Vision Co., Ltd.	7,500	27,833
Medical System Network Co., Ltd.	6,600	26,590
Medipal Holdings Corp.	72,300	1,134,820
*Medley, Inc.	5,000	116,290
MedPeer, Inc.	3,200	14,031
Megachips Corp.	5,100	119,588
Megmilk Snow Brand Co., Ltd.	19,100	309,018
Meidensha Corp.	16,000	356,877
Meiji Electric Industries Co., Ltd.	1,300	13,532
MEIJI Holdings Co., Ltd.	77,600	1,738,252
Meiji Shipping Group Co., Ltd.	6,900	34,157

37

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Meiko Electronics Co., Ltd.	25,200	$829,511
MEITEC Group Holdings, Inc.	24,900	467,018
Meiwa Corp.	8,600	36,561
#Meiwa Estate Co., Ltd.	4,900	30,608
Menicon Co., Ltd.	26,900	261,367
*Mercari, Inc.	39,400	461,313
#*MetaReal Corp.	1,200	7,542
METAWATER Co., Ltd.	10,200	127,302
Micronics Japan Co., Ltd.	11,200	475,430
Midac Holdings Co., Ltd.	4,400	39,956
Mie Kotsu Group Holdings, Inc.	19,900	75,116
Mikuni Corp.	5,100	14,001
Milbon Co., Ltd.	9,770	192,898
MIMAKI ENGINEERING Co., Ltd.	4,300	33,664
Mimasu Semiconductor Industry Co., Ltd.	5,900	137,972
MINEBEA MITSUMI, Inc.	171,100	3,241,729
Ministop Co., Ltd.	3,200	31,417
MIRAIT ONE Corp.	34,300	420,236
Mirarth Holdings, Inc.	39,100	120,258
Miroku Jyoho Service Co., Ltd.	9,003	97,201
MISUMI Group, Inc.	97,500	1,600,372
Mitachi Co., Ltd.	800	5,816
Mitsuba Corp.	18,300	169,435
Mitsubishi Chemical Group Corp.	642,000	3,759,432
Mitsubishi Corp.	715,100	16,450,049
Mitsubishi Electric Corp.	481,200	8,479,443
Mitsubishi Estate Co., Ltd.	223,600	4,131,979
Mitsubishi Gas Chemical Co., Inc.	53,600	951,833
Mitsubishi Heavy Industries, Ltd.	812,200	7,316,071
Mitsubishi Logisnext Co., Ltd.	11,900	118,497
Mitsubishi Logistics Corp.	15,700	522,685
Mitsubishi Materials Corp.	44,700	878,576
Mitsubishi Motors Corp.	280,200	887,438
#Mitsubishi Paper Mills, Ltd.	10,300	37,701
Mitsubishi Research Institute, Inc.	3,800	118,565
Mitsubishi Shokuhin Co., Ltd.	4,200	149,195
Mitsubishi Steel Manufacturing Co., Ltd.	6,700	58,713
Mitsubishi UFJ Financial Group, Inc.	2,869,300	28,799,665
Mitsuboshi Belting, Ltd.	8,000	246,306
Mitsui Chemicals, Inc.	56,500	1,617,107
Mitsui DM Sugar Holdings Co., Ltd.	5,000	97,385
#Mitsui E&S Co., Ltd.	851,100	9,270,075
Mitsui Fudosan Co., Ltd.	592,200	6,070,083
Mitsui High-Tec, Inc.	5,800	264,191
Mitsui Matsushima Holdings Co., Ltd.	5,500	110,968
Mitsui Mining & Smelting Co., Ltd.	22,600	713,480
Mitsui-Soko Holdings Co., Ltd.	11,000	325,041
Miura Co., Ltd.	25,700	407,797
Miyazaki Bank, Ltd. (The)	1,800	35,059
Miyoshi Oil & Fat Co., Ltd.	1,400	11,219
Mizuho Financial Group, Inc.	546,800	10,604,859
Mizuho Medy Co., Ltd.	700	14,813
Mizuno Corp.	5,800	282,693
Mochida Pharmaceutical Co., Ltd.	500	10,136
Modec, Inc.	6,800	135,036
Monex Group, Inc.	179,900	937,426
Monogatari Corp. (The)	10,900	296,457
#MonotaRO Co., Ltd.	81,600	990,929

38

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
MORESCO Corp.	100	$824
Morinaga & Co., Ltd.	28,600	463,081
Morinaga Milk Industry Co., Ltd.	31,800	623,815
Moriroku Holdings Co., Ltd.	3,500	60,274
Morita Holdings Corp.	11,600	137,182
Morito Co., Ltd.	5,500	53,894
MS&AD Insurance Group Holdings, Inc.	318,400	5,759,385
Mugen Estate Co., Ltd.	4,100	36,293
m-up Holdings, Inc.	13,400	89,325
Murata Manufacturing Co., Ltd.	442,400	8,162,605
Musashi Seimitsu Industry Co., Ltd.	23,500	250,135
Musashino Bank, Ltd. (The)	9,600	188,810
Nabtesco Corp.	35,700	594,376
Nachi-Fujikoshi Corp.	7,100	154,078
Nafco Co., Ltd.	2,300	42,225
Nagano Keiki Co., Ltd.	4,900	74,450
Nagase & Co., Ltd.	34,100	591,465
Nagase Brothers, Inc.	1,600	19,135
Nagoya Railroad Co., Ltd.	50,200	656,350
Nakanishi, Inc.	21,500	331,042
Nakayama Steel Works, Ltd.	16,000	93,337
#Namura Shipbuilding Co., Ltd.	17,300	216,903
Nankai Electric Railway Co., Ltd.	31,600	551,717
Nanto Bank, Ltd. (The)	9,600	185,454
Natori Co., Ltd.	100	1,352
NEC Corp.	75,100	5,488,196
NEC Networks & System Integration Corp.	56,400	939,373
Needs Well, Inc.	1,000	5,376
NET One Systems Co., Ltd.	33,100	556,031
*Net Protections Holdings, Inc.	21,000	29,492
New Art Holdings Co., Ltd.	2,100	21,952
Nexon Co., Ltd.	95,600	1,501,448
#Nextage Co., Ltd.	20,000	354,335
NGK Insulators, Ltd.	92,400	1,263,590
NH Foods, Ltd.	25,000	823,722
NHK Spring Co., Ltd.	78,100	795,318
Nichias Corp.	21,900	603,984
Nichiban Co., Ltd.	100	1,215
Nichicon Corp.	19,600	166,400
Nichiden Corp.	3,300	53,265
Nichiha Corp.	9,200	215,143
Nichimo Co., Ltd.	2,400	31,753
Nichirei Corp.	42,800	1,075,950
Nichirin Co., Ltd.	700	17,548
NIDEC Corp.	68,400	3,204,735
Nifco, Inc.	26,000	631,475
Nihon Chouzai Co., Ltd.	4,700	45,965
Nihon Dempa Kogyo Co., Ltd.	9,900	81,659
Nihon Denkei Co., Ltd.	700	10,253
Nihon House Holdings Co., Ltd.	4,500	8,922
Nihon Kohden Corp.	23,500	642,138
Nihon M&A Center Holdings, Inc.	111,500	614,945
Nihon Nohyaku Co., Ltd.	66,900	318,845
#Nihon Yamamura Glass Co., Ltd.	2,000	18,301
Nikkiso Co., Ltd.	107,900	865,998
Nikkon Holdings Co., Ltd.	18,100	356,560
Nikon Corp.	123,900	1,292,027
Nintendo Co., Ltd.	268,400	13,167,146

39

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nippn Corp.	19,600	$303,282
Nippon Aqua Co., Ltd.	7,000	42,792
Nippon Avionics Co., Ltd.	600	34,582
Nippon Carbide Industries Co., Inc.	3,300	37,851
Nippon Carbon Co., Ltd.	3,746	132,591
Nippon Chemical Industrial Co., Ltd.	2,700	41,590
*Nippon Chemi-Con Corp.	8,800	89,362
Nippon Coke & Engineering Co., Ltd.	94,200	77,819
Nippon Concrete Industries Co., Ltd.	17,900	45,841
Nippon Denko Co., Ltd.	672,700	1,333,730
Nippon Electric Glass Co., Ltd.	28,500	707,587
NIPPON EXPRESS HOLDINGS, Inc.	31,400	1,609,458
Nippon Gas Co., Ltd.	38,100	621,744
Nippon Kanzai Holdings Co., Ltd.	1,100	18,146
Nippon Kayaku Co., Ltd.	43,300	353,851
Nippon Kodoshi Corp.	1,700	22,157
Nippon Light Metal Holdings Co., Ltd.	51,800	617,525
Nippon Paint Holdings Co., Ltd.	182,600	1,178,345
Nippon Paper Industries Co., Ltd.	41,500	290,617
Nippon Parking Development Co., Ltd.	96,400	118,842
Nippon Pillar Packing Co., Ltd.	6,100	243,434
Nippon Rietec Co., Ltd.	3,400	28,433
Nippon Road Co., Ltd. (The)	9,000	108,436
Nippon Sanso Holdings Corp.	58,000	1,734,121
#*Nippon Sheet Glass Co., Ltd.	387,500	1,297,700
Nippon Shinyaku Co., Ltd.	19,900	551,861
Nippon Shokubai Co., Ltd.	36,800	350,894
Nippon Signal Company, Ltd.	15,800	102,512
Nippon Soda Co., Ltd.	5,500	202,364
Nippon Steel Corp.	295,600	6,651,540
Nippon Telegraph & Telephone Corp.	7,649,500	8,302,574
Nippon Thompson Co., Ltd.	21,500	89,489
Nippon Yakin Kogyo Co., Ltd.	5,800	172,491
#Nippon Yusen KK	73,200	2,077,407
Nipro Corp.	70,100	568,408
Nishimatsu Construction Co., Ltd.	7,000	203,196
Nishimatsuya Chain Co., Ltd.	19,500	272,367
Nishimoto Co., Ltd.	1,800	66,800
Nishi-Nippon Financial Holdings, Inc.	42,900	544,411
Nishi-Nippon Railroad Co., Ltd.	15,200	237,372
Nishio Holdings Co., Ltd.	1,700	43,536
Nissan Chemical Corp.	37,500	1,287,294
Nissan Motor Co., Ltd.	1,026,000	3,792,611
Nissei ASB Machine Co., Ltd.	1,200	39,729
Nissha Co., Ltd.	14,600	157,630
Nisshin Seifun Group, Inc.	67,200	877,979
Nisshinbo Holdings, Inc.	46,100	350,954
Nissin Corp.	2,700	53,532
Nissin Foods Holdings Co., Ltd.	54,000	1,442,951
Nisso Holdings Co., Ltd.	8,300	43,777
Nissui Corp.	137,600	829,194
Niterra Co., Ltd.	55,900	1,837,224
Nitori Holdings Co., Ltd.	21,500	2,902,599
Nitta Gelatin, Inc.	1,200	5,468
Nitto Boseki Co., Ltd.	5,800	211,191
Nitto Denko Corp.	45,800	3,803,934
Nitto Kogyo Corp.	7,400	199,384
Nitto Seiko Co., Ltd.	6,600	25,877

40

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nittoc Construction Co., Ltd.	5,200	$37,703
Nittoku Co., Ltd.	4,800	59,632
Noevir Holdings Co., Ltd.	3,400	112,782
NOF Corp.	65,400	882,307
Nohmi Bosai, Ltd.	2,700	41,315
Nojima Corp.	23,200	277,902
Nomura Holdings, Inc.	240,800	1,377,181
#Nomura Holdings, Inc., Sponsored ADR	691,600	3,949,036
#Nomura Micro Science Co., Ltd.	9,200	299,914
Nomura Real Estate Holdings, Inc.	33,700	949,335
Nomura Research Institute, Ltd.	116,100	2,829,368
Noritake Co., Ltd.	7,200	190,335
Noritz Corp.	9,900	112,233
North Pacific Bank, Ltd.	91,900	265,717
NPC, Inc.	7,200	39,623
NPR-RIKEN Corp.	9,500	175,493
#NS Solutions Corp.	5,900	193,086
NS United Kaiun Kaisha, Ltd.	8,000	242,239
NSD Co., Ltd.	26,800	526,242
NSK, Ltd.	122,100	673,562
NTN Corp.	1,223,400	2,441,125
NTT Data Group Corp.	233,000	3,663,089
Oat Agrio Co., Ltd.	2,100	26,770
Obara Group, Inc.	2,500	65,612
Obayashi Corp.	199,600	2,234,901
OBIC Business Consultants Co., Ltd.	5,000	206,081
Obic Co., Ltd.	16,800	2,173,596
Odakyu Electric Railway Co., Ltd.	95,100	1,072,681
Oenon Holdings, Inc.	10,900	24,797
Ogaki Kyoritsu Bank, Ltd. (The)	14,200	204,204
#Ohara, Inc.	1,800	15,179
Oiles Corp.	8,000	121,399
#*Oisix ra daichi, Inc.	17,100	130,615
Oita Bank, Ltd. (The)	1,800	33,595
Oji Holdings Corp.	326,500	1,283,675
Okabe Co., Ltd.	2,900	14,817
Okada Aiyon Corp.	1,700	32,571
Okamoto Industries, Inc.	1,800	56,734
Okamoto Machine Tool Works, Ltd.	1,000	38,255
Okamura Corp.	18,900	287,286
Okasan Securities Group, Inc.	56,600	272,273
Oki Electric Industry Co., Ltd.	141,900	1,019,851
Okinawa Cellular Telephone Co.	4,300	92,768
Okinawa Electric Power Co., Inc. (The)	19,200	143,605
Okinawa Financial Group, Inc.	5,600	95,477
OKUMA Corp.	8,600	388,452
Okumura Corp.	10,600	332,418
Okura Industrial Co., Ltd.	2,500	49,805
Okuwa Co., Ltd.	10,400	62,387
Olympus Corp.	229,200	3,204,999
Omron Corp.	43,300	1,502,354
Onamba Co., Ltd.	1,900	15,551
Ono Pharmaceutical Co., Ltd.	137,500	1,988,689
Onoken Co., Ltd.	7,300	85,820
Onward Holdings Co., Ltd.	41,100	158,534
#Ootoya Holdings Co., Ltd.	700	22,597
Open House Group Co., Ltd.	33,800	1,034,845
Open Up Group, Inc.	22,300	284,835

41

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Optex Group Co., Ltd.	13,000	$153,408
Optim Corp.	5,900	33,631
Optimus Group Co., Ltd.	7,600	38,153
Optorun Co., Ltd.	12,800	159,263
Oracle Corp.	10,800	816,357
Organo Corp.	6,200	289,582
Oriental Land Co., Ltd.	241,800	6,702,454
Oriental Shiraishi Corp.	57,300	138,002
Oro Co., Ltd.	2,600	43,404
Osaka Gas Co., Ltd.	110,400	2,455,438
#Osaka Organic Chemical Industry, Ltd.	6,000	125,441
#Osaka Soda Co., Ltd.	2,500	147,428
#OSAKA Titanium Technologies Co., Ltd.	12,000	188,809
Osaki Electric Co., Ltd.	14,300	62,701
OSG Corp.	30,700	398,174
Otsuka Corp.	64,200	1,284,286
Otsuka Holdings Co., Ltd.	65,100	2,789,084
Oval Corp.	7,700	25,640
Pacific Industrial Co., Ltd.	20,200	208,720
PAL GROUP Holdings Co., Ltd.	12,100	146,093
PALTAC Corp.	5,000	151,400
Pan Pacific International Holdings Corp.	123,900	2,933,635
Panasonic Holdings Corp.	569,900	5,004,936
Paramount Bed Holdings Co., Ltd.	2,000	34,252
*Park24 Co., Ltd.	51,200	553,760
#Pasona Group, Inc.	11,300	159,485
PCI Holdings, Inc.	1,300	7,798
Pegasus Co., Ltd.	5,400	18,015
Penta-Ocean Construction Co., Ltd.	439,400	2,212,008
People Dreams & Technologies Group Co., Ltd.	900	9,860
*PeptiDream, Inc.	30,800	395,753
Persol Holdings Co., Ltd.	725,410	1,010,453
#Pharma Foods International Co., Ltd.	8,800	47,141
#PHC Holdings Corp.	10,400	75,341
Pigeon Corp.	42,000	383,662
Pilot Corp.	10,700	287,278
Plus Alpha Consulting Co., Ltd.	10,500	135,116
Pola Orbis Holdings, Inc.	25,200	231,719
Pole To Win Holdings, Inc.	7,800	24,634
Port, Inc.	3,000	38,566
Press Kogyo Co., Ltd.	35,500	175,735
Pressance Corp.	10,900	126,756
Prestige International, Inc.	38,600	165,816
Prima Meat Packers, Ltd.	9,900	145,199
Procrea Holdings, Inc.	10,446	122,804
Proto Corp.	7,600	67,614
PS Mitsubishi Construction Co., Ltd.	1,900	12,026
Punch Industry Co., Ltd.	2,600	7,534
#QB Net Holdings Co., Ltd.	4,800	34,803
Qol Holdings Co., Ltd.	11,300	127,674
Quick Co., Ltd.	5,600	83,165
Raccoon Holdings, Inc.	3,200	13,685
Raito Kogyo Co., Ltd.	15,500	202,215
Raiznext Corp.	6,700	86,430
#*Raksul, Inc.	15,300	87,892
Rakus Co., Ltd.	31,200	320,099
*Rakuten Group, Inc.	348,100	1,688,904
Rasa Corp.	1,700	20,590

42

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Rasa Industries, Ltd.	2,000	$35,802
Raysum Co., Ltd.	5,200	120,446
Recruit Holdings Co., Ltd.	407,400	17,868,489
Relo Group, Inc.	38,701	339,016
#Remixpoint, Inc.	41,100	40,482
Renesas Electronics Corp.	400,900	6,696,315
Rengo Co., Ltd.	87,500	658,898
#*RENOVA, Inc.	15,300	144,673
Resona Holdings, Inc.	848,500	5,397,315
Resonac Holdings Corp.	73,501	1,600,193
Resorttrust, Inc.	120,700	2,008,407
Restar Corp.	6,600	125,696
Retail Partners Co., Ltd.	11,600	124,429
Rheon Automatic Machinery Co., Ltd.	7,900	75,453
Ricoh Co., Ltd.	204,800	1,778,408
Riken Keiki Co., Ltd.	7,200	178,439
Riken Technos Corp.	14,400	92,422
Riken Vitamin Co., Ltd.	10,600	183,285
#Ringer Hut Co., Ltd.	7,500	110,571
Rinnai Corp.	27,400	596,352
Rion Co., Ltd.	2,500	50,440
#Riso Kyoiku Co., Ltd.	34,600	60,684
Rohm Co., Ltd.	102,000	1,487,237
Rohto Pharmaceutical Co., Ltd.	61,900	1,212,707
Rokko Butter Co., Ltd.	300	2,791
Roland Corp.	4,300	117,088
Roland DG Corp.	3,400	120,344
Rorze Corp.	3,200	568,360
Round One Corp.	90,500	400,842
Royal Holdings Co., Ltd.	12,200	191,336
RS Technologies Co., Ltd.	5,300	106,933
#Ryobi, Ltd.	11,500	200,527
RYODEN Corp.	4,600	77,580
Ryohin Keikaku Co., Ltd.	203,800	3,309,573
*Ryoyo Ryosan Holdings, Inc.	5,148	90,944
S Foods, Inc.	7,200	139,319
Sac’s Bar Holdings, Inc.	8,100	43,958
Saibu Gas Holdings Co., Ltd.	9,800	122,372
Saizeriya Co., Ltd.	8,800	298,059
Sakai Chemical Industry Co., Ltd.	4,700	61,406
Sakai Heavy Industries, Ltd.	600	24,021
Sakai Moving Service Co., Ltd.	8,700	153,970
Sakata INX Corp.	15,800	161,248
Sakata Seed Corp.	7,400	170,934
#Sakura Internet, Inc.	4,900	184,024
Sala Corp.	19,800	99,148
Samco, Inc.	1,800	51,244
SAMTY Co., Ltd.	10,500	179,754
San ju San Financial Group, Inc.	6,900	91,509
San-A Co., Ltd.	6,200	186,554
San-Ai Obbli Co., Ltd.	20,300	267,545
Sangetsu Corp.	15,000	319,798
San-In Godo Bank, Ltd. (The)	46,200	361,697
*Sanix, Inc.	6,000	12,925
Sanken Electric Co., Ltd.	9,500	419,868
Sanki Engineering Co., Ltd.	14,200	200,053
Sanko Gosei, Ltd.	8,800	37,970
Sanko Metal Industrial Co., Ltd.	900	26,880

43

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sankyo Co., Ltd.	67,400	$735,183
Sankyo Tateyama, Inc.	8,700	45,002
Sankyu, Inc.	19,400	674,466
Sanoh Industrial Co., Ltd.	12,600	90,958
Sanrio Co., Ltd.	51,600	875,329
Sansei Technologies, Inc.	3,300	25,961
Sansha Electric Manufacturing Co., Ltd.	2,800	27,437
Sanshin Electronics Co., Ltd.	3,400	47,490
Santec Holdings Corp.	2,100	66,457
Santen Pharmaceutical Co., Ltd.	203,401	1,970,481
Sanwa Co., Ltd./Kitahama Chuo-Ku Osaka	800	2,227
Sanwa Holdings Corp.	72,300	1,190,183
Sanyo Chemical Industries, Ltd.	3,500	91,968
Sanyo Denki Co., Ltd.	3,200	151,495
Sanyo Electric Railway Co., Ltd.	800	10,584
Sanyo Special Steel Co., Ltd.	10,000	136,244
Sanyo Trading Co., Ltd.	9,300	88,529
Sapporo Holdings, Ltd.	18,700	677,461
Sato Holdings Corp.	12,100	168,469
#Satori Electric Co., Ltd.	3,200	46,770
Sawai Group Holdings Co., Ltd.	13,600	508,342
SB Technology Corp.	3,300	61,716
#SBI Global Asset Management Co., Ltd.	9,000	37,289
SBI Holdings, Inc.	67,300	1,647,378
SBS Holdings, Inc.	7,100	122,766
SCREEN Holdings Co., Ltd.	22,500	2,372,033
Scroll Corp.	9,800	58,477
SCSK Corp.	46,400	847,858
Secom Co., Ltd.	39,700	2,770,031
Seed Co., Ltd.	2,300	8,623
Sega Sammy Holdings, Inc.	71,600	944,111
#Segue Group Co., Ltd.	11,000	36,209
Seibu Holdings, Inc.	81,200	1,268,839
Seika Corp.	2,500	64,738
Seikitokyu Kogyo Co., Ltd.	9,400	106,864
Seiko Epson Corp.	95,700	1,583,597
Seiko Group Corp.	11,800	313,062
Seino Holdings Co., Ltd.	40,500	544,324
Seiren Co., Ltd.	15,300	256,288
Sekisui Chemical Co., Ltd.	148,500	2,171,847
Sekisui House, Ltd.	203,600	4,691,346
Senko Group Holdings Co., Ltd.	49,100	361,000
Senshu Electric Co., Ltd.	4,300	150,288
Senshu Ikeda Holdings, Inc.	668,900	1,708,752
Septeni Holdings Co., Ltd.	16,000	46,770
SERAKU Co., Ltd.	2,100	14,266
Seria Co., Ltd.	17,400	297,768
Seven & i Holdings Co., Ltd.	804,300	10,426,537
Seven Bank, Ltd.	239,200	428,345
SFP Holdings Co., Ltd.	3,000	39,176
SG Holdings Co., Ltd.	117,100	1,372,548
#*Sharingtechnology, Inc.	6,700	23,587
#Sharp Corp.	65,500	345,887
Shibaura Electronics Co., Ltd.	1,500	58,336
Shibaura Machine Co., Ltd.	9,600	216,262
#Shibaura Mechatronics Corp.	4,300	167,502
Shibuya Corp.	2,400	53,913
*SHIFT, Inc.	4,200	391,803

44

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Shiga Bank, Ltd. (The)	10,500	$272,233
Shikibo, Ltd.	3,400	22,643
Shikoku Bank, Ltd. (The)	15,300	110,643
Shikoku Electric Power Co., Inc.	52,300	435,543
Shima Seiki Manufacturing, Ltd.	12,000	107,444
Shimadzu Corp.	82,000	2,246,383
Shimano, Inc.	22,100	3,625,403
Shimizu Corp.	165,100	1,025,547
Shin Nippon Air Technologies Co., Ltd.	2,200	55,991
#Shin Nippon Biomedical Laboratories, Ltd.	9,000	88,190
Shinagawa Refractories Co., Ltd.	12,300	150,697
Shindengen Electric Manufacturing Co., Ltd.	2,400	45,189
Shin-Etsu Chemical Co., Ltd.	530,600	20,888,171
Shin-Etsu Polymer Co., Ltd.	17,800	174,872
Shinko Electric Industries Co., Ltd.	25,400	902,272
Shinko Shoji Co., Ltd.	10,800	71,581
Shinmaywa Industries, Ltd.	23,100	176,738
Shinnihonseiyaku Co., Ltd.	2,900	31,550
Shinsho Corp.	1,200	52,388
Shinwa Co., Ltd.	2,700	48,196
Shionogi & Co., Ltd.	71,900	3,369,177
Ship Healthcare Holdings, Inc.	29,200	436,427
Shiseido Co., Ltd.	121,200	3,246,325
Shizuoka Financial Group, Inc.	151,500	1,417,620
Shizuoka Gas Co., Ltd.	17,400	106,812
SHO-BOND Holdings Co., Ltd.	9,600	372,067
Shoei Co., Ltd.	19,700	254,004
Shoei Foods Corp.	3,100	85,003
Shofu, Inc.	600	11,667
Showa Sangyo Co., Ltd.	7,100	159,492
SIGMAXYZ Holdings, Inc.	14,600	146,496
Siix Corp.	12,600	130,912
Simplex Holdings, Inc.	11,100	181,138
Sinfonia Technology Co., Ltd.	8,900	190,312
Sinko Industries, Ltd.	200	5,116
SKY Perfect JSAT Holdings, Inc.	59,600	352,226
Skylark Holdings Co., Ltd.	76,900	1,099,270
#*Smaregi, Inc.	1,500	21,685
SMC Corp.	7,800	4,139,777
SMS Co., Ltd.	23,300	325,591
Socionext, Inc.	51,200	1,526,256
Soda Nikka Co., Ltd.	2,700	19,251
Sodick Co., Ltd.	17,100	79,542
SoftBank Corp.	815,200	9,899,579
Softcreate Holdings Corp.	3,300	38,942
Software Service, Inc.	600	51,663
Sohgo Security Services Co., Ltd.	136,400	760,681
Sojitz Corp.	63,320	1,633,247
Soken Chemical & Engineering Co., Ltd.	2,900	54,106
Solasto Corp.	25,700	81,331
Soliton Systems KK	3,000	24,669
Sompo Holdings, Inc.	246,900	4,895,167
Sony Group Corp.	391,000	32,511,899
#Sony Group Corp., ADR	6,400	528,448
Sotetsu Holdings, Inc.	22,600	361,623
Sparx Group Co., Ltd.	8,720	101,128
S-Pool, Inc.	20,200	39,151
Square Enix Holdings Co., Ltd.	24,100	875,695

45

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
*SRE Holdings Corp.	2,500	$61,958
SRS Holdings Co., Ltd.	10,500	75,932
St Marc Holdings Co., Ltd.	5,300	71,300
Star Mica Holdings Co., Ltd.	9,800	39,856
Star Micronics Co., Ltd.	17,500	208,512
Startia Holdings, Inc.	1,800	16,689
Starts Corp., Inc.	6,900	156,534
Starzen Co., Ltd.	200	3,471
Stella Chemifa Corp.	2,700	65,885
Step Co., Ltd.	1,600	20,203
STI Foods Holdings, Inc.	500	13,440
Strike Co., Ltd.	4,300	121,596
Subaru Corp.	262,000	5,880,494
Sugi Holdings Co., Ltd.	44,000	648,963
#SUMCO Corp.	150,400	2,278,484
Sumida Corp.	15,600	124,213
Sumitomo Bakelite Co., Ltd.	19,800	568,716
Sumitomo Chemical Co., Ltd.	577,900	1,238,685
Sumitomo Corp.	214,900	5,674,130
Sumitomo Electric Industries, Ltd.	289,300	4,487,537
Sumitomo Forestry Co., Ltd.	55,200	1,713,545
Sumitomo Heavy Industries, Ltd.	43,900	1,230,533
Sumitomo Metal Mining Co., Ltd.	79,600	2,687,983
Sumitomo Mitsui Construction Co., Ltd.	58,100	149,897
Sumitomo Mitsui Financial Group, Inc.	131,500	7,504,019
#Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	875,886	9,915,030
Sumitomo Mitsui Trust Holdings, Inc.	216,600	4,566,955
Sumitomo Osaka Cement Co., Ltd.	11,400	284,122
*Sumitomo Pharma Co., Ltd.	57,900	146,806
Sumitomo Realty & Development Co., Ltd.	100,900	3,521,385
Sumitomo Riko Co., Ltd.	17,700	148,245
Sumitomo Rubber Industries, Ltd.	65,600	797,672
Sumitomo Seika Chemicals Co., Ltd.	2,800	89,499
Sumitomo Warehouse Co., Ltd. (The)	16,400	272,421
Sun Frontier Fudousan Co., Ltd.	11,400	142,351
*Sun*, Inc.	2,600	15,349
Suncall Corp.	4,000	11,998
Sundrug Co., Ltd.	23,200	676,694
Suntory Beverage & Food, Ltd.	53,600	1,745,964
Sun-Wa Technos Corp.	1,500	21,590
Suruga Bank, Ltd.	560,500	3,426,435
Suzuden Corp.	3,700	50,269
Suzuken Co., Ltd.	24,600	728,785
Suzuki Co., Ltd.	2,500	22,702
Suzuki Motor Corp.	454,300	5,314,818
SWCC Corp.	12,100	321,021
#*SymBio Pharmaceuticals, Ltd.	10,800	11,942
#Synchro Food Co., Ltd.	1,800	6,325
Sysmex Corp.	178,500	2,873,763
System Research Co., Ltd.	3,000	30,026
System Support, Inc.	2,000	23,893
Systems Engineering Consultants Co., Ltd.	1,200	35,993
Systena Corp.	112,500	188,018
Syuppin Co., Ltd.	7,700	56,907
T RAD Co., Ltd.	1,800	44,152
T&D Holdings, Inc.	145,300	2,379,424
Tachibana Eletech Co., Ltd.	6,800	130,499
Tachi-S Co., Ltd., Class S	13,600	173,106

46

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tadano, Ltd.	10,800	$87,229
Taihei Dengyo Kaisha, Ltd.	1,900	53,849
Taiheiyo Cement Corp.	51,000	1,172,224
Taiheiyo Kouhatsu, Inc.	1,300	6,650
Taiho Kogyo Co., Ltd.	4,100	23,188
Taikisha, Ltd.	6,500	192,276
Taiko Bank, Ltd. (The)	900	8,367
Taisei Corp.	41,700	1,529,517
Taisei Lamick Co., Ltd.	100	1,819
Taiyo Holdings Co., Ltd.	12,400	254,517
Taiyo Yuden Co., Ltd.	42,800	1,015,026
Takamatsu Construction Group Co., Ltd.	5,900	99,805
Takaoka Toko Co., Ltd.	3,900	54,919
Takara & Co., Ltd.	3,700	61,296
Takara Bio, Inc.	17,500	113,653
Takara Holdings, Inc.	52,600	346,455
Takara Standard Co., Ltd.	4,600	56,241
Takasago Thermal Engineering Co., Ltd.	13,200	443,733
Takashima & Co., Ltd.	4,800	36,298
Takashimaya Co., Ltd.	394,900	5,608,626
#Takasho Co., Ltd.	2,400	7,793
Take And Give Needs Co., Ltd.	2,700	17,707
Takeda Pharmaceutical Co., Ltd.	452,700	11,947,149
Takeuchi Manufacturing Co., Ltd.	12,300	470,537
Takuma Co., Ltd.	18,300	230,022
#Tama Home Co., Ltd.	6,200	171,976
Tamron Co., Ltd.	6,800	318,038
Tamura Corp.	54,900	227,115
#Tanaka Chemical Corp.	1,800	11,049
Tanseisha Co., Ltd.	10,600	59,411
#*TASUKI Holdings, Inc.	7,087	27,922
#*Tatsuta Electric Wire and Cable Co., Ltd.	100	452
Tay Two Co., Ltd.	6,900	5,656
Tayca Corp.	3,800	36,125
#Tazmo Co., Ltd.	4,000	96,337
TBK Co., Ltd.	3,900	8,848
TDC Soft, Inc.	3,600	26,583
TDK Corp.	120,800	5,437,977
TechMatrix Corp.	15,000	160,423
TECHNO HORIZON Co., Ltd.	800	2,664
TechnoPro Holdings, Inc.	38,600	662,282
Tecnos Japan, Inc.	4,600	17,363
Teijin, Ltd.	78,800	771,150
Teikoku Electric Manufacturing Co., Ltd.	5,500	87,097
Tekken Corp.	4,400	80,582
Temairazu, Inc.	600	12,392
#Tera Probe, Inc.	600	20,437
#Terasaki Electric Co., Ltd.	900	10,981
Terumo Corp.	257,200	4,402,302
Tess Holdings Co., Ltd.	19,001	52,282
T-Gaia Corp.	6,600	89,208
THK Co., Ltd.	36,800	809,593
TIS, Inc.	75,500	1,619,725
TKC Corp.	7,200	166,314
*TKP Corp.	6,300	56,448
TOA Corp.	27,600	192,050
TOA ROAD Corp.	12,500	103,104
Tobishima Corp.	7,200	62,865

47

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tobu Railway Co., Ltd.	52,600	$1,047,889
Tocalo Co., Ltd.	21,500	248,931
Tochigi Bank, Ltd. (The)	36,500	82,572
Toda Corp.	124,700	817,387
Toei Animation Co., Ltd.	12,500	208,353
Toenec Corp.	400	13,777
Toho Bank, Ltd. (The)	79,500	171,261
Toho Co., Ltd.	29,600	994,285
Toho Co., Ltd.	1,600	32,638
Toho Gas Co., Ltd.	21,800	561,052
Toho Holdings Co., Ltd.	17,300	414,787
#Toho Titanium Co., Ltd.	14,900	129,339
#*Toho Zinc Co., Ltd.	4,300	28,527
Tohoku Electric Power Co., Inc.	137,600	1,065,457
#Tokai Carbon Co., Ltd.	87,900	585,944
Tokai Corp.	800	10,696
TOKAI Holdings Corp.	26,100	160,881
Tokai Rika Co., Ltd.	19,500	266,419
Tokai Tokyo Financial Holdings, Inc.	168,200	618,866
Tokio Marine Holdings, Inc.	474,100	15,036,591
Tokuyama Corp.	26,500	548,978
Tokyo Base Co., Ltd.	5,400	10,226
*Tokyo Electric Power Co. Holdings, Inc.	498,600	3,127,557
Tokyo Electron Device, Ltd.	6,300	229,797
Tokyo Electron, Ltd.	136,092	30,372,389
Tokyo Energy & Systems, Inc.	6,000	51,549
Tokyo Gas Co., Ltd.	105,300	2,368,104
Tokyo Individualized Educational Institute, Inc.	2,900	7,593
Tokyo Keiki, Inc.	3,300	54,334
Tokyo Kiraboshi Financial Group, Inc.	19,400	580,034
Tokyo Ohka Kogyo Co., Ltd.	34,100	915,747
Tokyo Rope Manufacturing Co., Ltd.	5,500	50,469
Tokyo Sangyo Co., Ltd.	4,600	19,410
Tokyo Seimitsu Co., Ltd.	14,200	947,479
Tokyo Steel Manufacturing Co., Ltd.	22,500	239,777
#Tokyo Tatemono Co., Ltd.	77,300	1,292,877
Tokyo Tekko Co., Ltd.	3,000	88,171
#Tokyotokeiba Co., Ltd.	5,900	163,280
Tokyu Construction Co., Ltd.	61,200	330,569
Tokyu Corp.	163,200	1,937,783
Tokyu Fudosan Holdings Corp.	231,000	1,703,527
Toli Corp.	19,900	50,457
Tomen Devices Corp.	1,100	46,904
Tomoe Engineering Co., Ltd.	100	2,745
Tomoku Co., Ltd.	4,000	65,910
TOMONY Holdings, Inc.	70,100	185,757
Tomy Co., Ltd.	33,100	531,947
Topcon Corp.	33,000	388,790
Topre Corp.	17,500	283,688
Topy Industries, Ltd.	5,800	98,592
Toray Industries, Inc.	477,100	2,189,570
#Torex Semiconductor, Ltd.	1,300	14,705
Toridoll Holdings Corp.	14,900	359,327
Torishima Pump Manufacturing Co., Ltd.	6,900	125,359
Tosei Corp.	10,900	171,086
Toshiba TEC Corp.	9,500	191,974
Tosho Co., Ltd.	5,100	22,168
Tosoh Corp.	89,600	1,240,957

48

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Totech Corp.	2,700	$53,789
Totetsu Kogyo Co., Ltd.	8,800	176,710
TOTO, Ltd.	44,500	1,214,266
Towa Bank, Ltd. (The)	11,400	49,044
Towa Corp.	7,000	413,688
Towa Pharmaceutical Co., Ltd.	7,800	140,620
Toyo Construction Co., Ltd.	19,000	154,424
Toyo Corp.	1,600	15,475
Toyo Engineering Corp.	12,800	76,622
Toyo Gosei Co., Ltd.	2,000	104,089
Toyo Kanetsu KK	2,100	58,450
Toyo Machinery & Metal Co., Ltd.	6,500	30,772
Toyo Seikan Group Holdings, Ltd.	43,400	673,760
Toyo Suisan Kaisha, Ltd.	20,900	1,307,005
Toyo Tanso Co., Ltd.	4,700	234,156
Toyo Tire Corp.	50,000	948,750
Toyobo Co., Ltd.	115,300	821,347
Toyoda Gosei Co., Ltd.	23,800	461,889
Toyota Boshoku Corp.	36,700	544,092
Toyota Motor Corp.	3,057,600	70,686,295
Toyota Tsusho Corp.	60,800	3,894,538
Traders Holdings Co., Ltd.	6,300	29,986
Trancom Co., Ltd.	1,400	51,155
#Transaction Co., Ltd.	5,500	62,562
Transcosmos, Inc.	5,700	123,697
TRE Holdings Corp.	20,624	166,575
Treasure Factory Co., Ltd.	6,000	62,949
Trend Micro, Inc.	49,200	2,441,788
Trenders, Inc.	800	5,785
Trusco Nakayama Corp.	14,500	240,676
Tsubaki Nakashima Co., Ltd.	15,700	84,803
Tsubakimoto Chain Co.	7,800	269,641
#Tsuburaya Fields Holdings, Inc.	17,400	200,133
Tsugami Corp.	106,100	923,019
Tsukada Global Holdings, Inc.	600	1,655
Tsukishima Holdings Co., Ltd.	9,200	86,291
Tsukuba Bank, Ltd.	28,200	54,836
Tsumura & Co.	21,800	526,419
Tsuruha Holdings, Inc.	13,400	848,714
Tsuzuki Denki Co., Ltd.	2,600	37,290
TWOSTONE&Sons	1,200	11,934
UACJ Corp.	14,000	430,591
UBE Corp.	39,600	727,252
Ubicom Holdings, Inc.	2,600	19,199
Uchida Yoko Co., Ltd.	600	26,690
UEX, Ltd.	2,400	17,036
#Ultrafabrics Holdings Co., Ltd.	2,200	16,986
Ulvac, Inc.	14,400	873,800
U-Next Holdings Co., Ltd.	6,900	194,023
Unicharm Corp.	92,300	2,754,953
Union Tool Co.	3,500	101,976
Unipres Corp.	20,500	152,416
United Arrows, Ltd.	9,600	111,090
#United Super Markets Holdings, Inc.	21,800	124,540
#UNITED, Inc.	4,200	22,286
#*Unitika, Ltd.	19,100	25,246
Universal Entertainment Corp.	10,100	106,285
Urbanet Corp Co., Ltd.	4,200	11,370

49

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#User Local, Inc.	3,300	$44,289
Ushio, Inc.	30,000	396,626
USS Co., Ltd.	140,200	1,074,452
UT Group Co., Ltd.	10,300	217,958
V Technology Co., Ltd.	3,500	56,871
Valor Holdings Co., Ltd.	11,700	180,223
Valqua, Ltd.	7,300	205,503
VALTES HOLDINGS Co., Ltd.	2,000	5,783
Value HR Co., Ltd.	3,600	30,884
ValueCommerce Co., Ltd.	7,400	51,069
#*V-Cube, Inc.	1,500	2,259
Vector, Inc.	11,800	99,805
Vertex Corp.	300	3,348
*Vision, Inc.	16,000	117,841
*Visional, Inc.	7,300	338,176
Vital KSK Holdings, Inc.	14,700	115,179
VT Holdings Co., Ltd.	39,100	129,700
Wacoal Holdings Corp.	11,900	260,890
Wakachiku Construction Co., Ltd.	500	11,025
Wakita & Co., Ltd.	13,200	131,274
Warabeya Nichiyo Holdings Co., Ltd.	5,200	79,537
Watahan & Co., Ltd.	100	997
WATAMI Co., Ltd.	6,500	38,331
Wealth Management, Inc.	800	5,587
#Weathernews, Inc.	2,300	67,744
Welcia Holdings Co., Ltd.	31,200	460,372
Wellnet Corp.	3,000	10,504
#West Holdings Corp.	10,000	168,907
West Japan Railway Co.	148,900	2,832,946
Will Group, Inc.	2,700	18,513
WingArc1st, Inc.	7,900	134,541
Wood One Co., Ltd.	800	5,104
#Workman Co., Ltd.	3,000	74,349
World Co., Ltd.	14,400	190,609
World Holdings Co., Ltd.	3,300	49,784
#*W-Scope Corp.	16,500	54,104
Xebio Holdings Co., Ltd.	12,100	77,814
YAC Holdings Co., Ltd.	1,900	28,458
Yahagi Construction Co., Ltd.	7,400	69,831
Yakult Honsha Co., Ltd.	70,200	1,376,654
YAKUODO Holdings Co., Ltd.	3,500	63,721
#YAMABIKO Corp.	12,800	170,081
YAMADA Consulting Group Co., Ltd.	1,300	15,613
Yamada Holdings Co., Ltd.	408,500	1,169,961
Yamae Group Holdings Co., Ltd.	8,000	132,278
Yamagata Bank, Ltd. (The)	9,700	72,550
Yamaguchi Financial Group, Inc.	66,700	676,261
Yamaha Corp.	38,400	814,290
Yamaha Motor Co., Ltd.	410,300	3,848,396
Yamaichi Electronics Co., Ltd.	13,000	227,261
YA-MAN, Ltd.	1,800	10,878
Yamanashi Chuo Bank, Ltd. (The)	10,600	121,314
Yamashin-Filter Corp.	9,200	25,139
Yamato Holdings Co., Ltd.	94,900	1,258,579
Yamaura Corp.	3,900	34,275
Yamazaki Baking Co., Ltd.	57,500	1,393,242
Yamazen Corp.	22,100	194,787
Yaoko Co., Ltd.	6,000	325,689

50

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Yaskawa Electric Corp.	69,200	$2,893,502
#YE DIGITAL Corp.	2,400	10,264
Yellow Hat, Ltd.	14,100	183,771
Yokogawa Bridge Holdings Corp.	14,700	268,003
Yokogawa Electric Corp.	84,500	1,885,295
Yokohama Rubber Co., Ltd. (The)	42,600	1,119,920
Yokorei Co., Ltd.	17,400	115,215
Yokowo Co., Ltd.	7,600	81,088
Yondenko Corp.	3,000	71,680
#Yondoshi Holdings, Inc.	4,600	55,423
Yonex Co., Ltd.	23,200	185,907
Yorozu Corp.	4,100	25,038
*Yoshimura Food Holdings KK	4,300	41,698
Yoshinoya Holdings Co., Ltd.	18,200	334,126
Yossix Holdings Co., Ltd.	900	16,059
Yotai Refractories Co., Ltd.	100	925
Yuasa Trading Co., Ltd.	5,900	216,331
Yukiguni Maitake Co., Ltd.	7,800	49,071
Yurtec Corp.	14,500	135,173
Yutaka Giken Co., Ltd.	2,200	34,615
Zenrin Co., Ltd.	12,000	68,097
Zensho Holdings Co., Ltd.	33,300	1,298,227
Zeon Corp.	59,101	591,141
ZERIA Pharmaceutical Co., Ltd.	8,900	118,373
ZIGExN Co., Ltd.	21,800	73,560
Zojirushi Corp.	14,200	139,234
ZOZO, Inc.	43,100	932,580
#Zuiko Corp.	5,400	34,761

TOTAL JAPAN		1,305,872,573

NETHERLANDS — (3.7%)
Aalberts NV	35,096	1,685,695
ΩABN AMRO Bank NV	136,225	2,198,000
Acomo NV	148	2,763
*ΩAdyen NV	4,928	5,955,354
*Aegon, Ltd.	238,436	1,492,982
*Aegon, Ltd., Registered	527,128	3,252,380
Akzo Nobel NV	57,525	3,822,165
#*ΩAlfen N.V.	5,897	257,008
Allfunds Group PLC	98,418	625,090
AMG Critical Materials NV	12,125	286,780
APERAM SA	17,270	506,708
Arcadis NV	21,989	1,367,215
ArcelorMittal SA	25,933	654,127
ArcelorMittal SA, Sponsored NVDR	130,443	3,262,380
ASM International NV	17,081	10,870,707
ASML Holding NV	21,576	19,210,606
ASML Holding NV, Sponsored NVDR	76,736	66,949,858
ASR Nederland NV	37,142	1,865,380
#*ΩBasic-Fit NV	14,849	328,027
BE Semiconductor Industries NV	18,933	2,540,649
Brunel International NV	17	185
Coca-Cola Europacific Partners PLC	47,158	3,393,532
Corbion NV	12,189	267,701
Flow Traders, Ltd.	13,398	276,346
Fugro NV	38,436	939,498
Heineken NV	55,321	5,400,604
*IMCD NV	18,237	2,773,877
ING Groep NV	747,671	11,881,448

51

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
*InPost SA	54,840	$887,193
JDE Peet’s NV	18,552	413,003
*Kendrion NV	20	280
Koninklijke Ahold Delhaize NV	364,093	11,071,934
*Koninklijke BAM Groep NV	70,213	287,840
*Koninklijke Heijmans N.V	5,932	112,014
Koninklijke KPN NV	1,179,970	4,299,838
*Koninklijke Philips NV	81,610	2,203,364
#*Koninklijke Philips NV, Sponsored NVDR	174,230	4,625,807
Koninklijke Vopak NV	20,531	819,282
*NN Group NV	98,621	4,571,304
OCI NV	41,020	1,109,680
#*Pharming Group NV	246,966	231,457
*PostNL NV	85,873	116,153
*Prosus NV	317,257	10,689,101
Randstad NV	35,095	1,771,205
SBM Offshore NV	59,450	886,763
ΩSignify NV	41,836	1,152,332
Sligro Food Group NV	2,539	38,714
*TKH Group NV	12,793	554,820
#*TomTom NV	28,948	173,955
Universal Music Group NV	224,865	6,660,138
Van Lanschot Kempen NV	13,794	491,889
Wolters Kluwer NV	98,209	14,780,232

TOTAL NETHERLANDS		220,015,363

NEW ZEALAND — (0.2%)
#*a2 Milk Co., Ltd. (The)	18,203	72,062
Air New Zealand, Ltd.	700,220	227,896
*Arvida Group, Ltd.	3,377	2,158
Auckland International Airport, Ltd.	259,694	1,206,342
Channel Infrastructure NZ, Ltd.	136	125
Chorus, Ltd.	27,124	115,565
Contact Energy, Ltd.	214,853	1,102,299
#EBOS Group, Ltd.	35,590	738,378
Fisher & Paykel Healthcare Corp., Ltd.	120,272	2,026,241
Fletcher Building, Ltd.	222,205	500,977
Freightways Group, Ltd.	585	2,908
Genesis Energy, Ltd.	1,147	1,578
*Gentrack Group, Ltd.	60	291
Hallenstein Glasson Holdings, Ltd.	44	157
Heartland Group Holdings, Ltd.	575	361
Infratil, Ltd.	145,578	940,714
Mainfreight, Ltd.	6,489	261,111
Manawa Energy, Ltd.	40	103
Mercury NZ, Ltd.	37,937	143,227
Meridian Energy, Ltd.	256,735	911,539
NZME, Ltd.	136	70
NZX, Ltd.	229	158
*Oceania Healthcare, Ltd.	4,466	1,586
Port of Tauranga, Ltd.	14,644	42,462
*Ryman Healthcare, Ltd.	128,428	309,309
Sanford, Ltd.	52	123
Skellerup Holdings, Ltd.	5,006	13,330
SKY Network Television, Ltd.	92	158
SKYCITY Entertainment Group, Ltd.	124,731	131,381
Spark New Zealand, Ltd.	684,995	1,933,503
*Summerset Group Holdings, Ltd.	21,536	141,458
Tourism Holdings, Ltd.	84	144

52

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
Vector, Ltd.	144	$318
#*Vista Group International, Ltd.	136	145

TOTAL NEW ZEALAND		10,828,177

NORWAY — (0.6%)
2020 Bulkers, Ltd.	5,881	91,660
ABG Sundal Collier Holding ASA	252	132
*Adevinta ASA	35,025	358,659
AF Gruppen ASA	28	363
*Akastor ASA	92	115
#Aker ASA, A Shares	2,651	148,180
Aker BP ASA	102,598	2,519,982
#*Aker Carbon Capture ASA	25,244	15,991
Aker Solutions ASA	59,361	225,670
*AKVA Group ASA	8	48
AMSC ASA	56	156
Atea ASA	11,553	148,557
Austevoll Seafood ASA	20,201	162,624
#*ΩAutoStore Holdings, Ltd.	27,736	40,073
ΩAvance Gas Holding, Ltd.	1,715	25,026
Bakkafrost P/F	10,324	633,005
Belships ASA	27,709	62,678
Bonheur ASA	24	548
#Borr Drilling, Ltd.	18,652	99,457
Borr Drilling, Ltd.	50,301	266,595
Borregaard ASA	4,369	75,117
Bouvet ASA	1,647	9,072
ΩBW LPG, Ltd.	33,189	482,813
BW Offshore, Ltd.	43,842	110,653
*Cadeler A/S	20,881	99,558
#*ΩCrayon Group Holding ASA	10,129	75,505
DNB Bank ASA	240,586	4,216,824
DNO ASA	109,614	103,040
*ΩElkem ASA	62,509	110,183
ΩElmera Group ASA	14,098	42,265
Elopak ASA	5,194	15,806
Equinor ASA	281,290	7,593,508
ΩEuropris ASA	66,244	419,926
FLEX LNG, Ltd.	2,300	60,480
FLEX LNG, Ltd.	2,936	76,365
Frontline PLC	40,309	964,214
Gjensidige Forsikring ASA	5,159	83,249
Golden Ocean Group, Ltd.	42,799	606,189
Gram Car Carriers ASA	3,129	72,757
Grieg Seafood ASA	12,383	80,509
Hafnia, Ltd.	84,664	643,725
*Hexagon Composites ASA	19,500	29,547
#*Hexagon Purus ASA	16,692	7,989
Hoegh Autoliners ASA	44,922	475,419
ΩKid ASA	1,351	17,982
Kitron ASA	57,199	148,548
ΩKlaveness Combination Carriers ASA	8,085	78,995
*Kongsberg Automotive ASA	82,692	13,411
Kongsberg Gruppen ASA	11,998	851,571
Leroy Seafood Group ASA	60,621	269,326
*LINK Mobility Group Holding ASA	55,505	98,238
Magnora ASA	7,935	21,890
Mowi ASA	81,760	1,446,691
#MPC Container Ships ASA	155,040	250,813

53

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
NORBIT ASA	3,931	$25,558
*Nordic Semiconductor ASA	21,789	242,993
Norsk Hydro ASA	277,695	1,727,734
ΩNorske Skog ASA	31,139	105,051
*Norwegian Air Shuttle ASA	80,267	105,859
#*Nykode Therapeutics ASA	5,854	7,068
Odfjell Drilling, Ltd.	17,046	78,810
Odfjell SE, Class A	20	317
Odfjell Technology, Ltd.	5,013	28,247
#OKEA ASA	25,553	59,763
ΩOkeanis Eco Tankers Corp.	2,429	75,672
Olav Thon Eiendomsselskap ASA	16	319
Orkla ASA	144,354	988,070
Panoro Energy ASA	39,782	102,920
Pexip Holding ASA	6,370	15,272
*PGS ASA	302,699	235,344
Protector Forsikring ASA	8,416	171,753
Rana Gruber ASA	1,577	11,862
#*REC Silicon ASA	55,751	54,723
Salmar ASA	11,929	755,651
*SATS ASA	9,952	15,547
*ΩScatec ASA	35,565	261,901
Schibsted ASA, Class A	14,983	429,974
Schibsted ASA, Class B	23,671	665,190
*ΩShelf Drilling, Ltd.	62,389	105,577
Sparebank 1 Oestlandet	68	823
SpareBank 1 SR-Bank ASA	35,515	432,306
Stolt-Nielsen, Ltd.	6,917	296,689
Storebrand ASA	181,309	1,750,196
*Subsea 7 SA	68,547	1,115,406
Telenor ASA	113,078	1,305,985
TGS ASA	41,080	471,853
TOMRA Systems ASA	33,556	417,247
Var Energi ASA	68,552	225,202
Veidekke ASA	3,951	41,457
Wallenius Wilhelmsen ASA	31,422	319,493
Yara International ASA	33,368	956,673
#*Zaptec ASA	6,677	8,097

TOTAL NORWAY		38,064,299

PORTUGAL — (0.2%)
Altri SGPS SA	4,263	23,589
*Banco Comercial Portugues SA, Class R	1,642,980	577,273
Corticeira Amorim SGPS SA	2,095	21,460
CTT-Correios de Portugal SA	18,081	85,260
*EDP—Energias de Portugal SA	824,164	3,107,259
*EDP Renovaveis SA	51,208	704,690
Galp Energia SGPS SA	157,658	3,405,249
*Greenvolt-Energias Renovaveis SA	22,260	197,554
Jeronimo Martins SGPS SA	61,049	1,263,109
Mota-Engil SGPS SA	43,178	187,997
Navigator Co. SA (The)	17,920	79,557
NOS SGPS SA	69,816	241,870
REN-Redes Energeticas Nacionais SGPS SA	113,214	274,189
Sonae SGPS SA	97,989	98,489

TOTAL PORTUGAL		10,267,545

SINGAPORE — (0.9%)
AEM Holdings, Ltd.	41,600	71,990

54

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
*Avarga, Ltd.	800	$114
*Banyan Tree Holdings, Ltd.	300	87
Bukit Sembawang Estates, Ltd.	6,500	15,967
CapitaLand Investment, Ltd.	756,700	1,475,946
Centurion Corp., Ltd.	500	182
China Aviation Oil Singapore Corp., Ltd.	65,300	44,531
China Sunsine Chemical Holdings, Ltd.	500	152
City Developments, Ltd.	166,200	749,500
ComfortDelGro Corp., Ltd.	655,500	716,183
CSE Global, Ltd.	71,700	22,345
DBS Group Holdings, Ltd.	518,183	13,260,922
Delfi, Ltd.	40,300	26,891
DFI Retail Group Holdings, Ltd.	48,700	94,965
Dyna-Mac Holdings, Ltd.	161,800	46,864
*Far East Orchard, Ltd.	205	152
First Resources, Ltd.	141,500	146,299
Food Empire Holdings, Ltd.	9,900	9,292
Frencken Group, Ltd.	119,100	127,506
Fu Yu Corp., Ltd.	700	65
Genting Singapore, Ltd.	1,445,000	969,514
Golden Agri-Resources, Ltd.	809,000	163,135
GuocoLand, Ltd.	400	440
Hong Fok Corp., Ltd.	39,300	24,207
Hongkong Land Holdings, Ltd.	156,100	501,081
Hour Glass, Ltd. (The)	200	235
Hutchison Port Holdings Trust, Class U	431,600	55,245
iFAST Corp., Ltd.	39,900	215,628
*ISDN Holdings, Ltd.	514	115
*Japfa, Ltd.	392,600	86,365
Keppel Infrastructure Trust	542,275	188,877
Keppel, Ltd.	285,800	1,441,836
Low Keng Huat Singapore, Ltd.	200	43
Mandarin Oriental International, Ltd.	200	337
Marco Polo Marine, Ltd.	477,100	24,489
Nanofilm Technologies International, Ltd.	107,100	51,047
NETLINK NBN TRUST	589,900	369,837
Olam Group, Ltd.	690	597
OUE, Ltd.	21,500	16,711
Oversea-Chinese Banking Corp., Ltd.	768,736	8,032,622
Raffles Medical Group, Ltd.	156,200	114,537
Rex International Holding, Ltd.	332,900	32,222
Riverstone Holdings, Ltd.	55,100	31,717
*SATS, Ltd.	137,818	254,666
#*Seatrium, Ltd.	15,622,744	1,122,661
Sembcorp Industries, Ltd.	247,300	973,786
Sheng Siong Group, Ltd.	107,200	121,840
SIA Engineering Co., Ltd.	100	166
Sing Holdings, Ltd.	200	48
Singapore Airlines, Ltd.	573,100	2,748,359
Singapore Exchange, Ltd.	263,600	1,809,200
Singapore Technologies Engineering, Ltd.	441,800	1,305,557
Singapore Telecommunications, Ltd.	949,800	1,657,579
StarHub, Ltd.	116,400	99,863
UMS Holdings, Ltd.	188,700	186,797
United Overseas Bank, Ltd.	353,600	7,882,266
*UOB-Kay Hian Holdings, Ltd.	712	736
UOL Group, Ltd.	128,000	550,013
Venture Corp., Ltd.	77,300	823,022

55

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Vicom, Ltd.	100	$103
Wilmar International, Ltd.	572,200	1,355,238
Wing Tai Holdings, Ltd.	55,100	59,393

TOTAL SINGAPORE		50,082,083

SPAIN — (2.3%)
Acciona SA	3,331	387,156
Acerinox SA	51,642	558,811
*ACS Actividades de Construccion y Servicios SA	59,508	2,391,171
ΩAedas Homes SA	678	13,586
ΩAena SME SA	20,410	3,744,914
*Almirall SA	26,558	243,365
Amadeus IT Group SA	149,266	9,537,906
Applus Services SA	37,232	504,798
Atresmedia Corp. de Medios de Comunicacion SA	40,222	202,996
Banco Bilbao Vizcaya Argentaria SA	392,516	4,270,447
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,227,156	13,142,841
Banco de Sabadell SA	1,854,929	3,562,174
#Banco Santander SA	1,795,699	8,780,441
#Banco Santander SA, Sponsored ADR	1,949,140	9,355,872
Bankinter SA	266,089	2,111,117
CaixaBank SA	1,354,931	7,174,298
ΩCellnex Telecom SA	152,830	5,074,015
Cia de Distribucion Integral Logista Holdings SA	15,869	433,703
CIE Automotive SA	3,943	104,980
Construcciones y Auxiliar de Ferrocarriles SA	8,217	282,472
Corp. ACCIONA Energias Renovables SA	12,560	255,973
Ebro Foods SA	9,287	159,081
*eDreams ODIGEO SA	3,870	26,401
Elecnor SA	1,795	38,770
Enagas SA	73,973	1,088,362
Ence Energia y Celulosa SA	53,496	191,508
Endesa SA	86,654	1,584,405
Ercros SA	10,564	39,760
Faes Farma SA	49,350	179,674
*Ferrovial SE	82,220	2,971,503
Fluidra SA	24,181	514,528
ΩGestamp Automocion SA	46,105	139,021
ΩGlobal Dominion Access SA	7,538	28,331
*Grenergy Renovables SA	714	20,957
*Grifols SA	89,451	826,955
Grupo Catalana Occidente SA	4,849	188,209
Grupo Empresarial San Jose SA	12	52
*Iberdrola SA	1,228,057	15,113,861
Iberpapel Gestion SA	4	81
Indra Sistemas SA	59,989	1,156,509
#Industria de Diseno Textil SA	276,185	12,654,136
Laboratorios Farmaceuticos Rovi SA	7,300	658,009
#*Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	125,319	135,606
Mapfre SA	293,328	709,460
*Melia Hotels International SA	48,103	375,728
Miquel y Costas & Miquel SA	16	197
Naturgy Energy Group SA	25,653	650,630
ΩNeinor Homes SA	4,231	47,502
*Obrascon Huarte Lain SA	75,360	27,300
Pharma Mar SA	1,981	64,478
Prim SA	4	44
Realia Business SA	136	148
Redeia Corp. SA	137,509	2,301,055

56

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
Renta 4 Banco SA	8	$87
Repsol SA	472,910	7,445,869
*Sacyr SA	177,549	620,414
*Solaria Energia y Medio Ambiente SA	27,484	281,385
#*Soltec Power Holdings SA	10,546	25,654
*ΩTalgo SA	7,078	33,451
*Tecnicas Reunidas SA	17,041	169,639
Telefonica SA	1,728,514	7,773,628
Telefonica SA, Sponsored ADR	293,622	1,300,745
Tubacex SA	3,140	10,526
ΩUnicaja Banco SA	395,061	518,311
Vidrala SA	5,695	602,243
Viscofan SA	11,100	708,564
*Vocento SA	52	52

TOTAL SPAIN		133,515,865

SWEDEN — (2.7%)
AAK AB	48,307	1,252,578
ΩAcadeMedia AB	36,506	168,296
AddLife AB, Class B	37,213	347,858
Addnode Group AB	37,267	389,107
AddTech AB, Class B	65,528	1,389,856
AFRY AB	43,181	690,052
Alfa Laval AB	48,984	2,113,615
ΩAlimak Group AB	2,100	19,630
Alleima AB	69,488	436,836
Alligo AB, Class B	7,887	93,127
ΩAmbea AB	32,989	190,704
AQ Group AB	3,888	224,228
Arjo AB, Class B	82,113	349,522
Assa Abloy AB, Class B	202,049	5,430,484
Atlas Copco AB, Class A	739,120	13,161,655
Atlas Copco AB, Class B	356,796	5,444,959
Atrium Ljungberg AB, Class B	2,061	36,691
ΩAttendo AB	48,641	185,242
#Avanza Bank Holding AB	40,143	872,650
Axfood AB	25,715	668,652
*Beijer Alma AB, Class B	1,171	22,405
#Beijer Ref AB	94,359	1,362,183
Bergman & Beving AB	372	7,575
*Betsson AB, Class B	140,824	1,571,711
*Better Collective A/S	10,944	294,641
#*BHG Group AB	60,021	76,230
Bilia AB, Class A	7,922	100,686
Billerud Aktiebolag	86,194	725,227
*ΩBioArctic AB	5,249	93,255
BioGaia AB, B Shares	10,005	107,471
Biotage AB	14,172	216,920
#Boliden AB	96,748	3,244,649
#*Bonava AB, Class B	33,735	31,197
*ΩBoozt AB	17,622	203,098
*ΩBravida Holding AB	64,956	444,742
Bufab AB	7,995	246,641
Bulten AB	1,388	10,483
*Byggmax Group AB	22,441	70,047
*Camurus AB	7,757	352,093
*Castellum AB	111,809	1,357,897
Catella AB	28	78
Catena AB	11,877	526,982

57

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Cellavision AB	458	$9,409
*Cint Group AB	43,745	47,109
Clas Ohlson AB, Class B	20,876	254,866
Cloetta AB, Class B	106,634	159,719
Concentric AB	13,055	226,942
ΩCoor Service Management Holding AB	36,855	160,906
Corem Property Group AB, Class B	97,709	73,665
Dios Fastigheter AB	13,766	106,482
ΩDometic Group AB	106,555	771,793
Elanders AB, Class B	4	36
#*Electrolux AB, Class B	44,750	396,785
Electrolux Professional AB, Class B	15,716	102,808
Elekta AB, Class B	143,918	1,038,485
#*Embracer Group AB	241,371	617,947
Epiroc AB, Class A	167,282	3,151,807
Epiroc AB, Class B	54,291	913,102
Essity AB, Class A	16	399
Essity AB, Class B	154,091	3,855,118
ΩEvolution AB	42,387	4,757,768
Fabege AB	71,892	558,714
Fagerhult Group AB	5,046	32,687
*Fastighets AB Balder, Class B	174,635	1,128,392
Ferronordic AB	8	48
Fortnox AB	158,409	943,593
G5 Entertainment AB	899	9,878
Getinge AB, Class B	73,463	1,572,883
Granges AB	53,588	639,097
#H & M Hennes & Mauritz AB, Class B	166,570	2,682,354
Hanza AB	8,601	45,254
Hemnet Group AB	23,398	616,079
Hexagon AB, Class B	357,412	3,801,770
#Hexatronic Group AB	30,018	94,217
Hexpol AB	77,482	889,470
HMS Networks AB	6,534	246,218
#Holmen AB, Class B	20,467	804,814
Hufvudstaden AB, Class A	17,200	201,682
*Humana AB	3,528	9,579
Husqvarna AB, Class A	8	66
#Husqvarna AB, Class B	100,986	834,320
Indutrade AB	71,966	1,692,947
#Instalco AB	86,317	307,649
*International Petroleum Corp.	38,968	503,081
#Intrum AB	19,416	46,276
INVISIO AB	12,799	283,945
Inwido AB	20,119	250,573
#JM AB	24,834	428,535
*Karnov Group AB	5,994	36,261
Kindred Group PLC	81,968	924,538
KNOW IT AB	8,262	107,642
Lagercrantz Group AB, Class B	28,683	428,315
Lifco AB, Class B	47,004	1,156,268
Lindab International AB	41,589	845,732
Loomis AB	33,344	862,772
Medicover AB, Class B	28	446
MEKO AB	15,177	155,698
*Millicom International Cellular SA	66,726	1,380,006
*Modern Times Group MTG AB, Class B	92,466	799,902
ΩMunters Group AB	39,263	797,716

58

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Mycronic AB	20,361	$719,394
#NCAB Group AB	60,601	400,569
NCC AB, Class B	38,916	479,009
Nederman Holding AB	519	9,022
*Net Insight AB, Class B	232	111
New Wave Group AB, Class B	28,826	267,620
#Nibe Industrier AB, Class B	194,282	913,360
#*Nobia AB	116,020	47,651
*Nolato AB, Class B	41,321	205,176
Nordic Paper Holding AB	20,100	101,545
Nordic Waterproofing Holding AB	4,519	66,946
Nordnet AB publ	28,379	515,046
*Note AB	5,156	66,142
NP3 Fastigheter AB	762	16,106
Nyfosa AB	44,430	391,640
OEM International AB, Class B	2,676	26,526
#*Orron Energy ab	82,738	55,300
*OX2 AB	46,797	171,056
Peab AB, Class B	62,737	388,966
Platzer Fastigheter Holding AB, Class B	18,019	147,916
Proact IT Group AB	2,480	23,634
Ratos AB, Class B	20,754	72,988
*RaySearch Laboratories AB	20	220
Rejlers AB	4	51
ΩResurs Holding AB	37,490	56,700
Rottneros AB	48	50
Rvrc Holding AB	13,338	76,437
Saab AB, Class B	17,479	1,399,161
Sagax AB, Class B	57,253	1,451,160
Samhallsbyggnadsbolaget i Norden AB	85,214	31,249
*Samhallsbyggnadsbolaget i Norden AB, Class D	112	59
Sandvik AB	255,042	5,174,779
#*ΩScandic Hotels Group AB	312,083	1,653,407
*Sdiptech AB	10,754	278,062
*Sectra AB, Class B	27,141	542,034
Securitas AB, Class B	147,379	1,496,496
*Sensys Gatso Group AB	6	41
*ΩSinch AB	242,430	563,673
Skandinaviska Enskilda Banken AB, Class A	427,506	5,659,365
Skandinaviska Enskilda Banken AB, Class C	8	107
Skanska AB, Class B	104,610	1,828,500
SKF AB, Class A	38	795
SKF AB, Class B	157,906	3,308,920
SkiStar AB	13,965	195,939
Solid Forsakring AB	511	3,361
#SSAB AB, Class A	92,341	525,480
#SSAB AB, Class B	296,518	1,683,058
*Stendorren Fastigheter AB	8	132
*Stillfront Group AB	72,394	69,915
Storskogen Group AB, Class B	547,917	300,219
Svenska Cellulosa AB SCA, Class A	8	117
Svenska Cellulosa AB SCA, Class B	187,929	2,774,615
Svenska Handelsbanken AB, Class A	306,211	2,683,276
#Svenska Handelsbanken AB, Class B	3,484	37,710
Sweco AB, Class B	34,751	376,135
Swedbank AB, Class A	205,616	3,978,976
*Swedish Orphan Biovitrum AB	47,591	1,237,481
Synsam AB	5,400	25,239

59

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Systemair AB	96	$656
Tele2 AB, Class B	201,367	1,891,502
Telefonaktiebolaget LM Ericsson, Class B	979,472	5,016,984
Telia Co. AB	995,597	2,291,273
ΩThule Group AB	30,194	863,794
Trelleborg AB, Class B	62,452	2,237,277
Troax Group AB	2,381	48,375
*Truecaller AB, Class B	61,427	199,572
VBG Group AB, Class B	7,109	250,981
Vitec Software Group AB, Class B	11,366	549,355
Vitrolife AB	28,160	426,663
Volvo AB, Class A	39,400	1,051,059
Volvo AB, Class B	510,808	13,189,168
*Volvo Car AB	103,720	21,262
*Volvo Car AB, Class B	103,720	330,081
#Wallenstam AB, Class B	107,670	483,813
#Wihlborgs Fastigheter AB	156,281	1,324,186

TOTAL SWEDEN		159,971,159

SWITZERLAND — (7.6%)
ABB, Ltd., Registered	386,021	18,893,837
Accelleron Industries AG	33,648	1,315,616
Adecco Group AG	62,010	2,179,799
Alcon, Inc.	15,567	1,206,797
Alcon, Inc., ADR	151,828	11,778,816
Allreal Holding AG, Registered	5,463	885,135
ALSO Holding AG, Registered	2,468	610,844
*ams-OSRAM AG	261,900	318,826
*Arbonia AG	19,582	259,200
*Aryzta AG	441,490	839,993
Autoneum Holding AG	1,990	319,823
*Avolta AG	18,021	687,319
Baloise Holding AG, Registered	22,255	3,368,036
Banque Cantonale Vaudoise, Registered	8,903	933,837
Barry Callebaut AG, Registered	1,205	1,949,757
*Basilea Pharmaceutica AG, Registered	4,753	204,703
Belimo Holding AG, Class R	2,849	1,325,174
Bell Food Group AG	656	190,617
Bellevue Group AG	16	318
Berner Kantonalbank AG, Registered	110	30,104
BKW AG	7,051	1,047,867
Bossard Holding AG, Registered A	2,270	519,762
Bucher Industries AG, Registered	2,620	1,014,120
Burckhardt Compression Holding AG	1,126	719,442
Burkhalter Holding AG	399	43,852
Bystronic AG	470	209,851
Cembra Money Bank AG	10,991	843,664
Chocoladefabriken Lindt & Spruengli AG	19	2,204,220
Cie Financiere Richemont SA, Registered	121,974	17,009,731
Clariant AG, Registered	71,529	1,074,709
Coltene Holding AG, Registered	106	5,941
Comet Holding AG, Class R	2,346	749,472
COSMO Pharmaceuticals NV	3,284	258,882
Daetwyler Holding AG	1,178	245,323
DKSH Holding AG	13,811	902,010
#*DocMorris AG	1,620	144,928
dormakaba Holding AG	1,164	622,518
EFG International AG	30,689	357,366
Emmi AG, Registered	21	20,493

60

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
EMS-Chemie Holding AG	1,224	$983,578
Flughafen Zurich AG, Registered	8,028	1,612,340
Forbo Holding AG, Registered	449	520,892
ΩGalenica AG	19,580	1,499,749
#*GAM Holding AG	12,438	3,865
Geberit AG, Registered	10,660	5,737,094
Georg Fischer AG, Registered	28,449	2,000,720
Givaudan SA, Registered	2,307	9,925,772
*Helvetia Holding AG, Registered	15,300	2,006,858
Holcim AG	157,936	13,290,629
Huber + Suhner AG, Registered	7,286	583,897
Implenia AG, Registered	4,762	175,236
Inficon Holding AG, Registered	531	744,552
Interroll Holding AG, Class R	217	702,709
*Intershop Holding AG	720	96,874
Julius Baer Group, Ltd.	67,207	3,635,326
Jungfraubahn Holding AG, Registered	830	184,615
Kardex Holding AG, Registered	2,043	543,523
#Komax Holding AG, Class R	1,539	266,470
#Kuehne + Nagel International AG, Class R	16,658	4,426,271
Landis+Gyr Group AG	76,284	5,672,539
LEM Holding SA, Registered	106	180,991
Liechtensteinische Landesbank AG	1,231	94,357
Logitech International SA, Class R	8,156	640,813
#Logitech International SA, Class R	30,803	2,414,647
Lonza Group AG, Registered	21,125	11,756,201
Luzerner Kantonalbank AG, Registered	1,484	109,866
*ΩMedacta Group SA	83	10,081
ΩMedmix AG	10,297	169,530
Meier Tobler Group AG	1,389	46,646
Mobilezone Holding AG, Registered	17,635	254,195
Mobimo Holding AG, Registered	2,869	803,939
*ΩMontana Aerospace AG	10,697	207,140
Nestle SA, Registered	665,954	66,947,565
Novartis AG, Registered	115,755	11,239,146
Novartis AG, Sponsored ADR	422,424	41,030,043
OC Oerlikon Corp. AG	86,940	378,416
*Orior AG	785	56,233
Partners Group Holding AG	7,545	9,785,507
#*ΩPolyPeptide Group AG	6,937	229,179
PSP Swiss Property AG, Registered	15,770	1,958,462
Rieter Holding AG, Registered	1,041	146,420
Roche Holding AG	208,080	50,049,008
Roche Holding AG	8,291	2,176,823
*Romande Energie Holding SA, Registered	250	15,810
Sandoz Group AG	76,064	2,583,431
Sandoz Group AG, ADR	67,959	2,302,451
Schindler Holding AG, Registered	7,439	1,820,919
Schweiter Technologies AG	408	183,726
*ΩSensirion Holding AG	1,206	79,817
SFS Group AG	3,097	369,418
*SGS SA, Registered	47,925	4,235,731
Siegfried Holding AG, Registered	3,057	2,939,840
#SIG Group AG	118,741	2,382,200
Sika AG, Registered	37,215	10,683,868
SKAN Group AG	2,702	240,990
Softwareone Holding AG	31,643	540,293
Sonova Holding AG	13,845	3,855,436

61

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
St. Galler Kantonalbank AG, Registered	46	$23,749
#Stadler Rail AG	18,648	555,079
Straumann Holding AG, Class R	30,722	4,120,161
Sulzer AG, Registered	6,561	798,351
Swatch Group AG (The)	9,236	384,686
#Swatch Group AG (The)	9,566	2,019,796
*Swiss Life Holding AG	8,553	5,791,215
Swiss Prime Site AG, Registered	30,013	2,784,830
Swiss Re AG	114,249	12,434,537
#*Swiss Steel Holding AG	284	26
Swisscom AG, Registered	10,123	5,557,358
Swissquote Group Holding SA, Registered	5,007	1,364,826
Temenos AG, Registered	22,490	1,409,993
TX Group AG	597	93,083
u-blox Holding AG	2,985	276,970
UBS Group AG	272,068	7,199,575
#UBS Group AG, ADR	499,989	13,424,705
Valiant Holding AG	6,274	734,697
ΩVAT Group AG	8,001	4,036,486
Vaudoise Assurances Holding SA	69	33,629
Vetropack Holding AG	4,828	163,715
Vontobel Holding AG, Class R	10,066	568,521
VP Bank AG, Class A	4	399
Ypsomed Holding AG, Registered	802	287,693
Zehnder Group AG, Registered	3,451	202,436
Zug Estates Holding AG, Class B	9	17,663
Zurich Insurance Group AG	35,082	16,991,140

TOTAL SWITZERLAND		444,100,668

THAILAND — (0.0%)
*Kerry Express Thailand PCL	14,053	1,638

TOTAL THAILAND		1,638

UNITED KINGDOM — (12.9%)
4imprint Group PLC	3,122	245,497
abrdn PLC	30	55
Admiral Group PLC	86,392	2,952,103
ΩAirtel Africa PLC	106,098	147,331
AJ Bell PLC	65,213	264,157
Anglo American PLC	392,026	12,929,598
Antofagasta PLC	116,069	3,211,907
Ashmore Group PLC	94,538	228,938
Ashtead Group PLC	166,847	12,204,903
#*ASOS PLC	5,937	24,859
Associated British Foods PLC	102,273	3,401,288
AstraZeneca PLC	353,909	53,452,166
ΩAuto Trader Group PLC	315,512	2,759,145
Aviva PLC	785,851	4,582,483
B&M European Value Retail SA	372,059	2,417,873
Babcock International Group PLC	304,878	1,937,388
BAE Systems PLC	940,699	15,701,286
Balfour Beatty PLC	183,698	836,800
Bank of Georgia Group PLC	3,805	256,325
Barclays PLC	5,526,576	14,026,983
Barratt Developments PLC	318,749	1,814,797
Beazley PLC	168,715	1,400,624
Bellway PLC	43,820	1,388,185
Berkeley Group Holdings PLC	31,304	1,847,752
Bodycote PLC	20,714	180,521

62

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
#*boohoo Group PLC	83,857	$35,091
BP PLC	5,825,433	37,959,447
British American Tobacco PLC	476,455	14,025,841
Britvic PLC	96,629	1,070,187
BT Group PLC	2,487,430	3,195,601
Bunzl PLC	96,830	3,727,075
Burberry Group PLC	35,301	508,543
*Carnival PLC	23,117	314,062
*Cazoo Group, Ltd.	2	19
Centamin PLC	233,965	355,065
Centrica PLC	2,202,149	3,528,104
Close Brothers Group PLC	2,096	11,952
Coca-Cola HBC AG	64,079	2,078,116
Compass Group PLC	456,976	12,771,502
Computacenter PLC	26,675	862,413
ΩConvaTec Group PLC	416,173	1,302,772
Cranswick PLC	17,328	935,147
CRH PLC	30,651	2,393,344
CRH PLC, ADR	132,405	10,250,795
Croda International PLC	30,328	1,750,649
CVS Group PLC	13,797	169,130
*Darktrace PLC	1,969	14,852
DCC PLC	36,149	2,482,718
Diageo PLC	597,041	20,749,124
Diploma PLC	26,573	1,207,153
Direct Line Insurance Group PLC	480,596	1,118,099
Domino’s Pizza Group PLC	114,980	469,059
Dowlais Group PLC	109,329	111,844
Dr. Martens PLC	17,024	16,201
Drax Group PLC	120,455	781,284
DS Smith PLC	416,414	1,827,022
Dunelm Group PLC	40,286	512,005
easyJet PLC	98,717	665,752
Energean PLC	51,496	711,864
Entain PLC	184,235	1,814,598
*»Evraz PLC	42,647	—
Experian PLC	272,882	11,084,347
Fevertree Drinks PLC	13,402	190,131
*Flutter Entertainment PLC	32,778	6,125,636
*Frasers Group PLC	66,099	675,780
Fresnillo PLC	34,196	238,926
Future PLC	3,243	26,922
Games Workshop Group PLC	10,912	1,354,043
Gamma Communications PLC	2,377	38,931
Glencore PLC	3,407,799	19,957,021
Grafton Group PLC	65,908	781,194
Grainger PLC	253,036	812,688
Greggs PLC	36,108	1,231,587
GSK PLC	1,254,576	26,281,327
Haleon PLC	1,136,492	4,831,262
Halma PLC	80,180	2,215,760
Harbour Energy PLC	51,230	185,322
Hargreaves Lansdown PLC	132,778	1,353,001
Hays PLC	518,476	597,595
*Helios Towers PLC	7,607	9,411
Hikma Pharmaceuticals PLC	52,353	1,261,250
Hill & Smith PLC	11,767	278,472
*Hiscox, Ltd.	93,512	1,440,213

63

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Howden Joinery Group PLC	210,781	$2,312,011
HSBC Holdings PLC	5,151,358	44,867,894
IMI PLC	100,269	2,199,658
Imperial Brands PLC	317,926	7,279,062
Inchcape PLC	131,518	1,317,436
*Indivior PLC	39,067	705,391
Informa PLC	392,606	3,912,148
IntegraFin Holdings PLC	42,596	160,009
InterContinental Hotels Group PLC	47,967	4,716,037
*International Distributions Services PLC	276,944	938,370
Intertek Group PLC	53,557	3,315,500
Investec PLC	198,269	1,269,857
ITV PLC	1,043,399	918,460
IWG PLC	209,026	486,557
J Sainsbury PLC	619,019	2,041,616
JD Sports Fashion PLC	589,608	853,445
JET2 PLC	37,971	682,749
*John Wood Group PLC	99,871	185,578
Johnson Matthey PLC	52,530	1,155,011
*ΩJust Eat Takeaway.com NV	16,940	250,294
Kainos Group PLC	5,830	71,613
Kingfisher PLC	520,202	1,616,044
Lancashire Holdings, Ltd.	64,232	490,609
Legal & General Group PLC	1,941,922	5,738,497
Lloyds Banking Group PLC	18,536,505	12,046,187
London Stock Exchange Group PLC	78,782	8,726,263
Man Group PLC	455,743	1,470,010
Marks & Spencer Group PLC	717,238	2,297,303
Marshalls PLC	11,773	39,655
Melrose Industries PLC	389,725	3,083,133
Mitie Group PLC	12,110	17,741
Mobico Group PLC	30,645	21,258
Mondi PLC	138,630	2,636,753
Moneysupermarket.com Group PLC	25,806	69,602
*National Grid PLC	808,366	10,607,761
NatWest Group PLC	2,140,283	8,133,627
Next PLC	41,935	4,729,981
Ninety One PLC	1,236	2,611
*Ocado Group PLC	15,178	67,107
OSB Group PLC	84,688	435,407
Pagegroup PLC	121,491	678,779
Pearson PLC	201,850	2,460,729
Pennon Group PLC	44,238	368,636
Persimmon PLC	99,421	1,623,342
Pets at Home Group PLC	87,903	321,617
Phoenix Group Holdings PLC	211,699	1,298,351
*Playtech PLC	54,173	359,512
Plus500, Ltd.	36,146	978,521
Prudential PLC	541,088	4,749,417
QinetiQ Group PLC	173,502	746,469
Reckitt Benckiser Group PLC	170,977	9,565,446
Redrow PLC	129,924	1,046,056
RELX PLC	496,267	20,524,772
Renishaw PLC	5,459	283,672
Rentokil Initial PLC	513,187	2,615,960
Rightmove PLC	167,718	1,081,537
Rio Tinto PLC	321,338	22,017,224
*Rolls-Royce Holdings PLC	2,526,169	13,066,882

64

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Rotork PLC	265,984	$1,077,085
RS GROUP PLC	110,236	1,017,291
RWS Holdings PLC	17,155	37,075
Sage Group PLC (The)	284,031	4,146,853
Savills PLC	33,155	449,191
Schroders PLC	202,127	892,909
Serco Group PLC	332,579	762,912
Severn Trent PLC	88,470	2,732,874
*Shell PLC	2,090,674	74,948,345
Smith & Nephew PLC	179,805	2,204,138
Smiths Group PLC	106,006	2,144,995
Softcat PLC	42,404	833,075
Spectris PLC	31,183	1,300,219
Spirax-Sarco Engineering PLC	14,993	1,660,507
Spirent Communications PLC	24,562	59,880
*SSE PLC	376,821	7,863,118
SSP Group PLC	262,002	645,959
St James’s Place PLC	125,963	687,045
Standard Chartered PLC	764,367	6,602,061
*Synthomer PLC	35,568	115,794
Tate & Lyle PLC	134,153	1,106,981
Taylor Wimpey PLC	934,710	1,543,747
*TBC Bank Group PLC	4,593	198,988
Telecom Plus PLC	11,345	246,609
Tesco PLC	2,647,265	9,821,627
TP ICAP Group PLC	152,156	395,332
Travis Perkins PLC	69,919	659,242
*TUI AG	18,711	132,607
Unilever PLC	28,805	1,493,796
Unilever PLC	634,469	32,890,095
United Utilities Group PLC	192,802	2,521,589
Victrex PLC	13,287	210,628
Virgin Money UK PLC	400,016	1,070,877
*Vistry Group PLC	110,206	1,653,166
Vodafone Group PLC	8,654,527	7,332,122
*ΩWatches of Switzerland Group PLC	6,902	29,280
Weir Group PLC (The)	78,824	2,023,330
WH Smith PLC	44,594	612,544
Whitbread PLC	56,971	2,259,208
Wickes Group PLC	55,883	101,882
*Wise PLC, Class A	21,825	212,202
WPP PLC	313,985	3,177,475

TOTAL UNITED KINGDOM		754,440,033

UNITED STATES — (0.0%)
ADTRAN Holdings, Inc.	3,108	13,712
*Arcadium Lithium PLC	99,277	433,209
Newmont Corp.	59,440	2,459,040
Noble Corp. PLC	855	38,243

TOTAL UNITED STATES		2,944,204

TOTAL COMMON STOCKS		5,630,046,382

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG	19,442	2,006,087
ΩDr. Ing. h.c. F. Porsche AG	25,845	2,313,042
*Draegerwerk AG & Co. KGaA	3,645	193,703
*FUCHS SE	29,931	1,402,411
Henkel AG & Co. KGaA	63,833	5,082,178

65

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Jungheinrich AG	12,825	$478,317
Porsche Automobil Holding SE	41,992	2,152,066
Sartorius AG	6,475	1,954,484
Sixt SE	2,802	194,743
STO SE & Co. KGaA	4	689
Volkswagen AG	67,861	8,355,372

TOTAL GERMANY		24,133,092

TOTAL PREFERRED STOCKS		24,133,092

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Arafura Rare Earths, Ltd. 6/20/2025	10,823	316
*<»NEXTDC, Ltd. 05/03/2024	18,879	—
#*PointsBet Holdings, Ltd. 7/8/2024	856	—

TOTAL AUSTRALIA		316

CANADA — (0.0%)
*»Constellation Software, Inc. 3/31/2040	3,799	—

TOTAL CANADA		—

ITALY — (0.0%)
#*»Webuild SpA 08/02/2030	17	—

TOTAL ITALY		—

SINGAPORE — (0.0%)
*Dyna-Mac Holdings, Ltd. 10/22/2024	32,360	4,651

TOTAL SINGAPORE		4,651

SWITZERLAND — (0.0%)
*<»DocMorris AG RTS 5/3/2024	1,620	—

TOTAL SWITZERLAND		—

UNITED KINGDOM — (0.0%)
*Cazoo Group, Ltd. 12/06/2028	3	—
*Cazoo Group, Ltd. 12/06/2028	2	—
*Cazoo Group, Ltd. 12/06/2028	2	—

TOTAL UNITED KINGDOM		—

TOTAL RIGHTS/WARRANTS		4,967

TOTAL INVESTMENT SECURITIES — (96.4%) (Cost $5,020,670,659)		5,654,184,441

SECURITIES LENDING COLLATERAL — (3.6%)
@§The DFA Short Term Investment Fund	18,204,771	210,592,787

TOTAL INVESTMENTS — (100.0%) (Cost $5,231,263,446)		$5,864,777,228

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2024
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

66

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

ADR	American Depositary Receipt
NYS	New York Registry Shares
PLC	Public Limited Company
SA	Special Assessment

As of April 30, 2024, Dimensional International Core Equity Market ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)

Long Position Contracts
S&P 500 Emini Index	40	06/21/24	$10,214,282	$10,134,000	$(80,282)

Total Futures Contracts			$10,214,282	$10,134,000	$(80,282)

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$369,459,317	$803,155	$—	$370,262,472
Austria	14,468,080	—	—	14,468,080
Belgium	47,597,362	—	—	47,597,362
Canada	609,010,385	—	—	609,010,385
China	2,637	—	—	2,637
Denmark	176,900,224	—	—	176,900,224
Finland	58,799,283	—	—	58,799,283
France	537,369,774	—	—	537,369,774
Germany	393,122,116	—	—	393,122,116
Hong Kong	91,108,078	2,700	—	91,110,778
Ireland	18,394,034	—	—	18,394,034
Israel	31,385,178	—	—	31,385,178
Italy	151,520,452	—	—	151,520,452
Japan	1,305,872,573	—	—	1,305,872,573
Netherlands	220,015,363	—	—	220,015,363
New Zealand	10,828,177	—	—	10,828,177
Norway	38,064,299	—	—	38,064,299
Portugal	10,267,545	—	—	10,267,545
Singapore	50,082,083	—	—	50,082,083
Spain	133,515,865	—	—	133,515,865
Sweden	159,971,159	—	—	159,971,159
Switzerland	444,100,668	—	—	444,100,668
Thailand	1,638	—	—	1,638
United Kingdom	754,440,033	—	—	754,440,033
United States	2,944,204	—	—	2,944,204
Preferred Stocks
Germany	24,133,092	—	—	24,133,092
Rights/Warrants
Australia	316	—	—	316
Canada	—	—	—	—
Italy	—	—	—	—
Singapore	4,651	—	—	4,651
Switzerland	—	—	—	—
United Kingdom	—	—	—	—

67

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Securities Lending Collateral	—	210,592,787	—		210,592,787

Total Investments	$5,653,378,586	$211,398,642	$—	***	$5,864,777,228

Financial instruments
Liabilities
Futures Contracts**	(80,282)	—	—		(80,282)

Total Other Financial Instruments	$(80,282)	$—	$—		$(80,282)

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
**	Valued at the unrealized appreciation (depreciation) on the investment.

68

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (95.7%)
AUSTRALIA — (6.1%)
Accent Group, Ltd.	416,920	$511,675
*Acrow, Ltd.	187,850	138,448
#*Adairs, Ltd.	133,166	185,049
*Adbri, Ltd.	361,158	738,732
AGL Energy, Ltd.	208,309	1,279,612
*Ainsworth Game Technology, Ltd.	184	143
*Alkane Resources, Ltd.	269,711	109,461
*Alliance Aviation Services, Ltd.	37,744	77,204
ALS, Ltd.	278,922	2,374,459
Altium, Ltd.	40,047	1,716,560
*Alumina, Ltd.	1,635,635	1,725,914
#*AMA Group, Ltd.	2,566	100
AMP, Ltd.	2,226,436	1,590,311
Ampol, Ltd.	161,921	3,870,332
Ansell, Ltd.	119,338	1,983,026
*ANZ Group Holdings, Ltd.	393,243	7,190,729
APA Group	131,838	712,268
#*Appen, Ltd.	23,367	9,407
#*Arafura Rare Earths, Ltd.	1,164,892	151,285
*ARB Corp., Ltd.	49,217	1,234,260
Aristocrat Leisure, Ltd.	165,785	4,297,492
#ARN Media, Ltd.	169,792	92,063
ASX, Ltd.	16,115	665,633
Atlas Arteria, Ltd.	308,735	1,040,477
AUB Group, Ltd.	49,378	907,080
*Audinate Group, Ltd.	12,353	150,322
*Aurelia Metals, Ltd.	930,133	120,797
Aurizon Holdings, Ltd.	1,457,205	3,624,088
*Aussie Broadband, Ltd.	166,790	401,812
Austal, Ltd.	271,075	404,852
*Austin Engineering, Ltd.	540	177
#*Australian Agricultural Co., Ltd.	70,363	62,596
Australian Ethical Investment, Ltd.	60,084	183,373
#*Australian Strategic Materials, Ltd.	65,832	43,603
*Auswide Bank, Ltd.	20,474	57,832
Autosports Group, Ltd.	6,982	11,788
*»AVZ Minerals, Ltd.	2,747	288
Baby Bunting Group, Ltd.	85,467	102,394
*Bank of Queensland, Ltd.	614,387	2,453,559
»Bapcor, Ltd.	287,605	1,079,453
*BCI Minerals, Ltd.	112,403	16,788
*»BCI Minerals, Ltd.	2,365	353
Beach Energy, Ltd.	1,778,626	1,859,473
*Beacon Lighting Group, Ltd.	164	312
*Bega Cheese, Ltd.	340,126	914,365
Bell Financial Group, Ltd.	28,377	24,876
Bendigo & Adelaide Bank, Ltd.	365,058	2,318,355
BHP Group, Ltd.	136,495	3,813,883
#BHP Group, Ltd., Sponsored ADR	459,721	25,358,210
BlueScope Steel, Ltd.	245,395	3,647,462
#Boral, Ltd.	188,340	700,772
Brambles, Ltd.	472,971	4,490,153
#*Bravura Solutions, Ltd.	76,829	68,847

1

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Breville Group, Ltd.	64,859	$1,088,705
Brickworks, Ltd.	55,364	964,196
*»BWX, Ltd.	252	—
Capral, Ltd.	12,613	80,674
*Capricorn Metals, Ltd.	299,053	972,893
*CAR Group, Ltd.	55,782	1,225,393
#*Catapult Group International, Ltd.	152	142
Cedar Woods Properties, Ltd.	65,580	202,276
#*Cettire, Ltd.	231,623	449,710
*Chalice Mining, Ltd.	87,012	68,367
*Challenger, Ltd.	362,941	1,590,813
Champion Iron, Ltd.	372,863	1,733,571
*Chrysos Corp., Ltd.	2,496	9,190
*Clean Seas Seafood, Ltd.	236	41
*Cleanaway Waste Management, Ltd.	895,768	1,570,502
#Clinuvel Pharmaceuticals, Ltd.	7,758	75,817
*Coast Entertainment Holdings, Ltd.	316,419	100,679
Cochlear, Ltd.	14,282	3,014,986
Codan, Ltd.	87,035	618,853
#*Cogstate, Ltd.	24,518	22,369
Coles Group, Ltd.	383,412	4,038,274
*Collins Foods, Ltd.	140,214	914,122
Commonwealth Bank of Australia	230,069	17,111,755
Computershare, Ltd.	147,488	2,607,856
*Cooper Energy, Ltd.	2,061,191	274,379
ΩCoronado Global Resources, Inc.	95,281	77,029
#Corporate Travel Management, Ltd.	56,750	566,394
CSL, Ltd.	20,747	3,728,532
CSR, Ltd.	499,916	2,885,879
Dalrymple Bay Infrastructure, Ltd.	6,313	11,437
Data#3, Ltd.	129,895	645,258
*Dicker Data, Ltd.	86,800	603,091
Domain Holdings Australia, Ltd.	129,007	249,637
*Domino’s Pizza Enterprises, Ltd.	39,595	1,014,043
Downer EDI, Ltd.	669,804	2,052,906
*Duratec, Ltd.	65,302	43,464
Eagers Automotive, Ltd.	83,619	686,327
Elanor Investor Group	136	106
Elders, Ltd.	165,218	910,845
Emeco Holdings, Ltd.	326,275	152,544
*Emerald Resources NL	339,716	780,906
#*EML Payments, Ltd.	167,107	109,596
Endeavour Group, Ltd.	472,914	1,645,986
*Energy World Corp., Ltd.	2,464	19
Enero Group, Ltd.	41,960	45,502
*EQT Holdings, Ltd.	10,398	204,787
*Eureka Group Holdings, Ltd.	315	110
Euroz Hartleys Group, Ltd.	174	98
Evolution Mining, Ltd.	1,323,082	3,488,125
EVT, Ltd.	74,065	578,573
Fenix Resources, Ltd.	395,286	71,870
Fiducian Group, Ltd.	2,067	10,697
*Finbar Group, Ltd.	224	116
*FleetPartners Group, Ltd.	339,065	794,821
Fleetwood, Ltd.	70,986	74,213
#Flight Centre Travel Group, Ltd.	153,348	2,112,020
Fortescue, Ltd.	394,311	6,670,001
G8 Education, Ltd.	682,892	538,775

2

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*Genesis Minerals, Ltd.	110,176	$125,915
*Genex Power, Ltd.	1,580	277
*Gold Road Resources, Ltd.	1,140,837	1,214,917
GR Engineering Services, Ltd.	28,236	41,987
GrainCorp, Ltd., Class A	233,594	1,299,935
Grange Resources, Ltd.	607,022	165,551
GUD Holdings, Ltd.	152,805	1,023,000
GWA Group, Ltd.	201,508	336,283
*Hansen Technologies, Ltd.	119,143	363,618
Harvey Norman Holdings, Ltd.	484,526	1,444,139
#*Healius, Ltd.	584,904	457,668
Helia Group, Ltd.	393,153	1,021,177
Helloworld Travel, Ltd.	4,401	7,802
*Hillgrove Resources, Ltd.	135,108	7,194
Horizon Oil, Ltd.	590,956	67,154
HUB24, Ltd.	12,840	336,592
#IDP Education, Ltd.	57,916	613,007
IGO, Ltd.	309,089	1,587,594
*Iluka Resources, Ltd.	214,377	1,069,101
Imdex, Ltd.	380,781	519,247
*Immutep, Ltd.	151,502	42,303
#*Imugene, Ltd.	606,683	34,274
Incitec Pivot, Ltd.	1,475,438	2,682,615
Infomedia, Ltd.	188,433	201,893
Inghams Group, Ltd.	355,207	848,806
*Insignia Financial, Ltd.	506,080	808,414
Insurance Australia Group, Ltd.	1,043,895	4,365,379
*Integral Diagnostics, Ltd.	35,598	58,714
IPD Group, Ltd.	3,451	10,263
*IPH, Ltd.	204,605	835,692
*IRESS, Ltd.	26,169	145,799
IVE Group, Ltd.	95,003	132,017
*James Hardie Industries PLC	108,453	3,817,686
JB Hi-Fi, Ltd.	79,401	3,147,683
Johns Lyng Group, Ltd.	167,571	611,525
Jupiter Mines, Ltd.	388,304	74,383
*Karoon Energy, Ltd.	709,033	895,499
Kelsian Group, Ltd.	70,131	253,200
*Kogan.com, Ltd.	22,508	74,247
Korvest, Ltd.	1,796	10,519
*Lendlease Corp., Ltd.	570,339	2,396,165
*»Lifestyle Communities, Ltd.	12,171	95,076
Lifestyle Communities, Ltd.	78,179	610,710
*Lindsay Australia, Ltd.	49,715	30,830
Link Administration Holdings, Ltd.	240,090	350,781
Lottery Corp., Ltd. (The)	658,938	2,088,063
Lovisa Holdings, Ltd.	56,756	1,169,763
Lycopodium, Ltd.	7,720	61,810
*Lynas Rare Earths, Ltd.	376,793	1,605,040
MA Financial Group, Ltd.	45,346	136,038
#*Mach7 Technologies, Ltd.	96	46
Macmahon Holdings, Ltd.	358,022	58,120
Macquarie Group, Ltd.	29,085	3,540,627
*Macquarie Technology Group, Ltd.	3,627	191,784
#Mader Group, Ltd.	52	227
Magellan Financial Group, Ltd.	196,943	1,142,014
*Mayne Pharma Group, Ltd.	67,774	306,743
McMillan Shakespeare, Ltd.	57,365	689,870

3

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Medibank Pvt, Ltd.	659,464	$1,524,475
*Megaport, Ltd.	39,372	345,144
#*Metals X, Ltd.	196,087	57,935
*Metcash, Ltd.	744,584	1,904,975
*Mineral Resources, Ltd.	49,950	2,341,487
*MMA Offshore, Ltd.	311,305	529,623
*Monadelphous Group, Ltd.	79,243	694,148
#Monash IVF Group, Ltd.	253,413	241,071
*Mount Gibson Iron, Ltd.	391,579	113,151
Myer Holdings, Ltd.	659,544	327,631
*MyState, Ltd.	75,158	175,206
*Nanosonics, Ltd.	1,565	2,967
National Australia Bank, Ltd.	553,070	12,138,809
Netwealth Group, Ltd.	119,006	1,528,532
New Hope Corp., Ltd.	483,630	1,428,907
*»NEXTDC, Ltd.	14,477	156,897
#*NEXTDC, Ltd.	101,488	1,099,893
*nib holdings, Ltd.	372,586	1,802,445
*»Nick Scali, Ltd.	3,174	32,111
Nick Scali, Ltd.	67,551	683,406
Nickel Industries, Ltd.	949,002	585,423
Nine Entertainment Co. Holdings, Ltd.	495,673	490,845
*Northern Star Resources, Ltd.	270,483	2,624,036
NRW Holdings, Ltd.	544,830	990,600
*Nufarm, Ltd.	277,288	932,696
*Nuix, Ltd.	70,247	94,423
Objective Corp., Ltd.	13,685	110,724
*OFX Group, Ltd.	187,074	201,651
#*Omni Bridgeway, Ltd.	147,419	119,180
oOh!media, Ltd.	385,370	419,152
*Orica, Ltd.	324,886	3,818,465
Origin Energy, Ltd.	435,923	2,759,902
Orora, Ltd.	730,242	1,038,461
Pacific Smiles Group, Ltd.	108	131
*Paladin Energy, Ltd.	49,654	450,433
*Pantoro, Ltd.	413,450	23,357
Peet, Ltd.	568	439
#*PeopleIN, Ltd.	25,350	15,967
Perenti, Ltd.	487,281	302,178
*Perpetual, Ltd.	70,288	1,087,638
Perseus Mining, Ltd.	1,097,472	1,646,208
#*PEXA Group, Ltd.	75,398	600,246
#Pilbara Minerals, Ltd.	905,538	2,387,327
*Pinnacle Investment Management Group, Ltd.	25,206	185,444
Platinum Asset Management, Ltd.	338,924	235,486
#PointsBet Holdings, Ltd.	26,726	8,851
<»PPK Mining Equipment Group	8	—
#*Praemium, Ltd.	92,973	29,582
Premier Investments, Ltd.	78,431	1,538,062
Pro Medicus, Ltd.	19,925	1,441,457
Probiotec, Ltd.	72	134
Propel Funeral Partners, Ltd.	12,942	44,961
PSC Insurance Group, Ltd.	11,954	41,684
PWR Holdings, Ltd.	41,132	313,565
*Qantas Airways, Ltd.	216,699	830,210
*QBE Insurance Group, Ltd.	581,784	6,698,072
Qube Holdings, Ltd.	724,993	1,567,680
#*Ramelius Resources, Ltd.	1,124,914	1,526,669

4

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*Ramsay Health Care, Ltd.	33,650	$1,141,696
REA Group, Ltd.	12,002	1,400,026
#*ReadyTech Holdings, Ltd.	13,591	30,094
*Red 5, Ltd.	2,300,900	672,341
Reece, Ltd.	56,245	1,017,158
*Regal Partners, Ltd.	10,849	20,219
Regis Healthcare, Ltd.	109,250	279,510
*Regis Resources, Ltd.	757,679	1,092,239
Reject Shop, Ltd. (The)	17,065	47,317
Reliance Worldwide Corp., Ltd.	603,330	2,029,383
*Resolute Mining, Ltd.	1,876,374	520,877
*Retail Food Group, Ltd.	3,172	144
Ridley Corp., Ltd.	282,232	414,185
Rio Tinto, Ltd.	111,142	9,417,480
*RPMGlobal Holdings, Ltd.	80,839	129,657
*Sandfire Resources, Ltd.	431,839	2,677,963
Santos, Ltd.	2,111,864	10,559,320
SEEK, Ltd.	114,279	1,801,007
#*Select Harvests, Ltd.	145,125	329,830
Servcorp, Ltd.	4,678	12,454
Service Stream, Ltd.	475,403	393,597
Seven Group Holdings, Ltd.	56,112	1,386,404
*Seven West Media, Ltd.	735,852	100,343
SG Fleet Group, Ltd.	47,096	96,027
Shaver Shop Group, Ltd.	51,858	38,388
Sigma Healthcare, Ltd.	1,523,676	1,251,591
*Silver Lake Resources, Ltd.	940,673	891,807
Sims, Ltd.	97,565	764,048
SmartGroup Corp., Ltd.	107,386	668,722
Sonic Healthcare, Ltd.	96,117	1,670,813
South32, Ltd.	2,410,345	5,618,921
*Southern Cross Electrical Engineering, Ltd.	24,026	19,190
#Southern Cross Media Group, Ltd.	183,574	113,840
*Spartan Resources, Ltd.	445	172
SRG Global, Ltd.	268,422	146,412
*St. Barbara, Ltd.	603,482	103,846
Stanmore Resources, Ltd.	84,982	184,312
*Star Entertainment Group, Ltd. (The)	501,057	131,771
Steadfast Group, Ltd.	198,501	730,845
#*Strike Energy, Ltd.	749,474	107,068
*Suncorp Group, Ltd.	377,468	4,073,713
»Sunland Group, Ltd.	42,532	1,519
Super Retail Group, Ltd.	170,000	1,619,416
*Superloop, Ltd.	332,567	289,376
#*Syrah Resources, Ltd.	397,310	135,447
*Tabcorp Holdings, Ltd.	1,480,121	706,421
Technology One, Ltd.	219,969	2,321,101
*Telix Pharmaceuticals, Ltd.	26,508	259,055
Telstra Group, Ltd.	733,669	1,748,419
*Temple & Webster Group, Ltd.	15,839	117,661
*»Ten Sixty Four, Ltd.	340	24
#Terracom, Ltd.	167,038	26,574
TPG Telecom, Ltd.	100,001	292,860
*Transurban Group	292,903	2,385,067
Treasury Wine Estates, Ltd.	256,220	2,011,493
*Tuas, Ltd.	5,503	14,294
*Tyro Payments, Ltd.	188,286	117,984
Ventia Services Group Pty, Ltd.	677,602	1,597,205

5

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
ΩViva Energy Group, Ltd.	599,234	$1,334,658
#*Volpara Health Technologies, Ltd.	196	146
*Webjet, Ltd.	89,826	480,044
Wesfarmers, Ltd.	170,808	7,407,965
*West African Resources, Ltd.	1,004,611	874,142
#Westgold Resources, Ltd.	600,573	877,461
Westpac Banking Corp.	465,795	7,851,973
Whitehaven Coal, Ltd.	743,285	3,726,078
*»Wiluna Mining Corp., Ltd.	216	5
*WiseTech Global, Ltd.	20,788	1,252,544
Woodside Energy Group, Ltd.	623,203	11,424,039
#Woodside Energy Group, Ltd., Sponsored ADR	12,218	217,603
Woolworths Group, Ltd.	179,294	3,713,947
Worley, Ltd.	209,391	2,051,760
*Xero, Ltd.	12,724	1,008,666
*XRF Scientific, Ltd.	16,781	15,691
#Yancoal Australia, Ltd.	253,113	912,193

TOTAL AUSTRALIA		370,396,262

AUSTRIA — (0.5%)
Addiko Bank AG	1,846	36,516
Agrana Beteiligungs AG	8,756	125,924
ANDRITZ AG	58,936	3,239,107
ΩBAWAG Group AG	61,231	3,679,503
CA Immobilien Anlagen AG	24,784	808,263
DO & CO AG	7,245	1,113,984
Erste Group Bank AG	79,488	3,728,643
*Eurotelesites AG	22,084	83,119
*FACC AG	2,830	19,034
*Kapsch TrafficCom AG	4	35
#*Lenzing AG	12,020	390,072
Mayr Melnhof Karton AG	1,068	128,128
Oesterreichische Post AG	16,890	539,986
OMV AG	104,942	5,013,535
Palfinger AG	4,465	100,736
POLYTEC Holding AG	7,380	27,777
Porr Ag	14,221	216,228
Raiffeisen Bank International AG	32,954	612,406
*Rosenbauer International AG	388	12,363
*S IMMO AG	1,104	20,422
Schoeller-Bleckmann Oilfield Equipment AG	3,420	167,118
Semperit AG Holding	6,943	86,265
*Strabag SE	706	30,131
Strabag SE, Class BR	3,489	148,852
Telekom Austria AG	88,337	760,362
UBM Development AG	510	10,416
UNIQA Insurance Group AG	35,117	309,780
#*Verbund AG	13,752	1,052,835
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,256	570,970
voestalpine AG	105,769	2,840,924
Wienerberger AG	74,879	2,686,975
Zumtobel Group AG	16,845	107,709

TOTAL AUSTRIA		28,668,118

BELGIUM — (1.1%)
Ackermans & van Haaren NV	24,582	4,244,938
Ageas SA	151,358	6,981,795
*AGFA-Gevaert NV	100,777	129,092
Anheuser-Busch InBev SA	163,137	9,796,279

6

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
*Argenx SE, Sponsored ADR	1,093	$410,422
*Azelis Group NV	37,624	910,800
Barco NV	13,335	186,501
Bekaert SA	32,316	1,626,114
Cie d’Entreprises CFE	906	7,411
Colruyt Group N.V	48,683	2,260,210
Deceuninck NV	60,091	163,844
Deme Group NV	6,788	1,084,361
D’ieteren Group	1,563	339,597
Econocom Group SA	44,227	104,038
Elia Group SA	8,782	848,405
#Euronav NV, ADR	70,999	1,184,973
EVS Broadcast Equipment SA	7,992	290,119
Fagron	54,318	1,059,376
Greenyard NV	2,586	14,766
*»Hyloris Pharmaceuticals SA	1,180	14,762
#*Immobel SA	2,756	82,807
Jensen-Group NV	4	156
KBC Group NV	185,482	13,863,105
Kinepolis Group NV	11,662	499,410
Lotus Bakeries NV	278	2,803,097
Melexis NV	9,091	765,984
#*Ontex Group NV	52,193	527,940
*Orange Belgium SA	3,496	52,707
Proximus SADP	112,258	830,025
#Recticel SA	13,269	175,647
Sipef NV	2,962	178,626
#Solvay SA, Class A	62,386	2,028,547
*Syensqo SA	62,386	5,816,147
Tessenderlo Group SA	21,751	560,503
UCB SA	18,867	2,512,628
#Umicore SA	163,509	3,647,015
Van de Velde NV	4,288	160,016
VGP NV	12,472	1,365,582
Viohalco SA	40	246

TOTAL BELGIUM		67,527,991

CANADA — (10.3%)
*5N Plus, Inc.	50,844	172,829
*Acadian Timber Corp.	2,216	28,211
ADENTRA, Inc.	18,034	558,931
ADF Group, Inc.	18,000	189,977
*Advantage Energy, Ltd.	167,369	1,308,398
Aecon Group, Inc.	59,641	734,090
Africa Oil Corp.	58,040	103,503
Ag Growth International, Inc.	17,860	689,128
*AGF Management, Ltd., Class B	50,176	287,795
Agnico Eagle Mines, Ltd.	122,704	7,773,298
*Air Canada	67,961	1,005,181
Alamos Gold, Inc.	9,778	144,124
Alamos Gold, Inc.	251,511	3,699,727
Algoma Central Corp.	28	297
#Algonquin Power & Utilities Corp.	47,370	289,975
#Algonquin Power & Utilities Corp., ADR	135,674	828,968
Alimentation Couche-Tard, Inc.	125,703	6,981,213
AltaGas, Ltd.	165,951	3,645,523
*Altius Minerals Corp.	19,020	301,252
Altus Group, Ltd.	9,674	355,738
Amerigo Resources, Ltd.	59,811	75,316

7

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Andlauer Healthcare Group, Inc.	11,372	$345,253
ARC Resources, Ltd.	399,891	7,256,456
*Aritzia, Inc.	60,198	1,561,638
Atco, Ltd., Class I	40,032	1,094,735
*Athabasca Oil Corp.	484,903	1,694,169
*ATS Corp.	10,319	339,495
*ATS Corp.	36,136	1,191,250
#Aura Minerals, Inc.	969	7,300
*AutoCanada, Inc.	6,100	107,272
B2Gold Corp.	1,013,611	2,584,708
B2Gold Corp.	101,479	257,049
Badger Infrastructure Solutions, Ltd.	30,864	1,009,817
#*Ballard Power Systems, Inc.	162,945	428,545
#*Ballard Power Systems, Inc.	28,805	75,899
Bank of Montreal	98,568	8,804,094
Bank of Montreal	44,833	4,012,894
Bank of Nova Scotia (The)	30,555	1,404,705
Bank of Nova Scotia (The)	202,603	9,299,478
Barrick Gold Corp.	10,942	182,227
Barrick Gold Corp.	414,801	6,902,289
*Bausch + Lomb Corp.	4,558	66,273
*Bausch + Lomb Corp.	1,300	18,849
*Bausch Health Cos., Inc.	80,979	710,265
#*Bausch Health Cos., Inc., ADR	55,139	483,018
#Baytex Energy Corp.	440,518	1,635,289
#BCE, Inc.	14,542	477,705
#Birchcliff Energy, Ltd.	91,578	377,284
Bird Construction, Inc.	35,361	487,232
Black Diamond Group, Ltd.	50,425	310,878
#*BlackBerry, Ltd.	16,811	46,903
*BlackBerry, Ltd.	22,231	62,299
BMTC Group, Inc.	20	210
*Bombardier, Inc., Class A	2,030	92,793
*Bombardier, Inc., Class B	42,694	1,949,098
*Bonterra Energy Corp.	7,700	33,236
Boralex, Inc., Class A	17,779	357,560
Boyd Group Services, Inc.	18,730	3,509,600
Brookfield Corp.	147,516	5,918,342
Brookfield Corp.	3,365	135,251
Brookfield Infrastructure Corp., Class A	14,032	428,360
Brookfield Infrastructure Corp., Class A	18,743	571,099
Brookfield Reinsurance, Ltd.	2,200	88,714
Brookfield Reinsurance, Ltd.	1,521	61,099
BRP, Inc.	12,178	820,997
BRP, Inc.	3,456	232,485
*CAE, Inc.	44,362	855,743
*CAE, Inc.	49,206	951,277
*Calfrac Well Services, Ltd.	38,412	117,989
Calian Group, Ltd.	3,031	121,253
*Calibre Mining Corp.	540	762
Cameco Corp.	20,519	938,093
#Cameco Corp., ADR	5,879	268,259
Canaccord Genuity Group, Inc.	34,340	218,210
#Canacol Energy, Ltd.	3,989	14,372
#*Canada Goose Holdings, Inc.	1,512	17,103
#*Canada Goose Holdings, Inc., ADR	11,988	135,345
Canadian Imperial Bank of Commerce	26,427	1,236,088
Canadian Imperial Bank of Commerce, ADR	134,187	6,265,191

8

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#Canadian National Railway Co., ADR	80,994	$9,835,911
Canadian Natural Resources, Ltd.	7,657	581,416
Canadian Natural Resources, Ltd.	225,005	17,059,879
Canadian Pacific Kansas City, Ltd.	16,039	1,260,845
Canadian Pacific Kansas City, Ltd., ADR	13,987	1,097,000
#*Canadian Tire Corp., Ltd., Class A	26,502	2,565,419
*Canadian Utilities, Ltd., Class A	44,104	988,115
*Canadian Western Bank	90,822	1,745,903
*Canfor Corp.	83,585	882,788
#Capital Power Corp.	68,024	1,779,017
*Capstone Copper Corp.	20,150	139,775
Cardinal Energy, Ltd.	111,896	575,016
Cascades, Inc.	108,688	730,995
*Cathedral Energy Services, Ltd.	46,500	29,785
CCL Industries, Inc.	88,469	4,526,965
*Celestica, Inc.	24,894	1,080,126
*Celestica, Inc.	70,648	3,061,178
Cenovus Energy, Inc.	81,200	1,671,460
Cenovus Energy, Inc., ADR	418,840	8,611,350
Centerra Gold, Inc.	231,677	1,413,148
CES Energy Solutions Corp.	228,429	942,747
*CGI, Inc.	3,523	357,698
*CGI, Inc., ADR	55,169	5,584,206
CI Financial Corp.	112,235	1,328,341
#*Cineplex, Inc.	14,814	93,703
*Cipher Pharmaceuticals, Inc.	4,700	29,387
Cogeco Communications, Inc.	12,972	515,254
Cogeco, Inc.	5,989	223,762
#Colliers International Group, Inc.	4,458	465,188
Colliers International Group, Inc., ADR	14,343	1,492,246
Computer Modelling Group, Ltd.	71,530	571,678
Constellation Software, Inc.	3,180	8,203,814
Converge Technology Solutions Corp.	85,557	333,173
Corby Spirit and Wine, Ltd.	1,937	18,681
Corus Entertainment, Inc., Class B	161,000	59,766
Crescent Point Energy Corp.	5,534	48,901
Crescent Point Energy Corp., ADR	440,073	3,877,043
*Crew Energy, Inc.	69,500	228,657
#*Cronos Group, Inc.	181,558	533,781
#*Cronos Group, Inc.	17,599	51,880
Definity Financial Corp.	48,850	1,631,711
#*Denison Mines Corp.	34,642	69,090
*Denison Mines Corp.	167,002	330,664
*dentalcorp Holdings, Ltd.	74,705	340,940
*Descartes Systems Group, Inc. (The)	11,446	1,063,911
*Descartes Systems Group, Inc. (The), ADR	2,395	222,232
Dexterra Group, Inc.	52	223
Dollarama, Inc.	79,889	6,677,914
Doman Building Materials Group, Ltd.	71,199	398,012
*Dorel Industries, Inc., Class B	23,362	103,559
DREAM Unlimited Corp.	18,720	245,267
Dundee Precious Metals, Inc.	210,799	1,598,810
Dye & Durham, Ltd.	25,414	271,556
Dynacor Group, Inc.	28,560	108,515
E-L Financial Corp., Ltd.	200	160,132
*Eldorado Gold Corp.	27,241	389,030
*Eldorado Gold Corp.	205,030	2,923,728
*Electrovaya, Inc.	2,600	8,119

9

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#Emera, Inc.	45,584	$1,540,536
Empire Co., Ltd., Class A	114,444	2,671,485
Enbridge, Inc.	191,948	6,821,832
Endeavour Mining PLC	96,349	2,017,659
#*Endeavour Silver Corp.	47,400	124,896
Enerflex, Ltd.	23,765	139,250
Enerplus Corp.	156,187	3,058,141
Enerplus Corp.	22,247	436,082
Enghouse Systems, Ltd.	34,175	741,534
*Ensign Energy Services, Inc.	99,854	185,339
*EQB, Inc.	30,138	1,823,175
#*Equinox Gold Corp.	256,189	1,385,982
#*Equinox Gold Corp.	42,280	229,272
#*ERO Copper Corp.	12,916	263,895
*ERO Copper Corp.	53,961	1,100,265
Evertz Technologies, Ltd.	23,588	239,339
*Exchange Income Corp.	20,694	698,612
Exco Technologies, Ltd.	13,428	69,102
Extendicare, Inc.	55,887	294,924
Fairfax Financial Holdings, Ltd.	14,397	15,684,488
#Fiera Capital Corp.	82,552	412,204
Finning International, Inc.	133,211	4,187,781
*Firan Technology Group Corp.	11,000	40,194
#First Majestic Silver Corp.	247,911	1,653,566
First Quantum Minerals, Ltd.	158,023	2,010,585
FirstService Corp.	8,996	1,324,010
FirstService Corp., Class WI, ADR	5,504	809,088
Foraco International SA	104	223
Fortis, Inc.	12,745	501,506
Fortis, Inc., ADR	81,220	3,191,134
*Fortuna Silver Mines, Inc.	279,461	1,268,753
*Fortuna Silver Mines, Inc.	5,365	24,407
#Franco-Nevada Corp.	13,817	1,663,567
Franco-Nevada Corp.	1,250	150,781
*Galiano Gold, Inc.	364	582
Gamehost, Inc.	16	120
*GDI Integrated Facility Services, Inc.	7,051	190,819
George Weston, Ltd.	18,607	2,453,711
GFL Environmental, Inc.	42,180	1,345,542
GFL Environmental, Inc.	18,027	576,428
Gibson Energy, Inc.	128,685	2,115,011
Gildan Activewear, Inc.	24,229	841,582
Gildan Activewear, Inc., ADR	84,836	2,940,416
*GoldMoney, Inc.	18	105
#*Gran Tierra Energy, Inc.	45,188	390,424
*Gran Tierra Energy, Inc.	2,651	23,001
Great-West Lifeco, Inc.	139,061	4,120,663
*Haivision Systems, Inc.	10,860	36,204
#Hammond Power Solutions, Inc.	6,434	540,253
Headwater Exploration, Inc.	254,664	1,386,532
*Heroux-Devtek, Inc.	11,036	149,894
High Liner Foods, Inc.	131	1,269
Hudbay Minerals, Inc.	15,888	134,033
Hudbay Minerals, Inc.	284,796	2,397,982
ΩHydro One, Ltd.	60,600	1,700,867
#*i-80 Gold Corp.	34,647	40,883
iA Financial Corp., Inc.	77,224	4,691,280
*IAMGOLD Corp.	7,766	27,642

10

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*IAMGOLD Corp.	494,721	$1,761,207
IGM Financial, Inc.	44,622	1,117,621
Imperial Oil, Ltd.	1,558	107,337
Imperial Oil, Ltd.	63,050	4,347,298
Information Services Corp.	2,720	52,485
Innergex Renewable Energy, Inc.	111,835	653,663
Intact Financial Corp.	48,300	7,954,901
*Interfor Corp.	46,775	594,795
#*Ivanhoe Mines, Ltd.	30,774	417,981
ΩJamieson Wellness, Inc.	13,327	253,667
*K92 Mining, Inc.	183,889	979,778
*Karora Resources, Inc.	93,044	363,006
K-Bro Linen, Inc.	792	19,917
*Kelt Exploration, Ltd.	146,802	667,840
Keyera Corp.	138,803	3,568,455
#Kinross Gold Corp.	985,789	6,358,339
Kinross Gold Corp.	42,073	271,942
*Knight Therapeutics, Inc.	62,333	261,791
*Kolibri Global Energy, Inc.	15,800	50,487
#*KP Tissue, Inc.	16	96
*Largo, Inc.	5,312	8,499
Lassonde Industries, Inc., Class A	2,458	257,671
#*Laurentian Bank of Canada	41,964	785,918
Leon’s Furniture, Ltd.	20,119	331,985
#*Lightspeed Commerce, Inc.	49,359	645,616
*Lightspeed Commerce, Inc.	60,901	799,247
Linamar Corp.	47,774	2,254,386
Loblaw Cos., Ltd.	52,620	5,781,938
#*Logan Energy Corp.	87,034	55,115
Lundin Gold, Inc.	91,438	1,245,263
Lundin Mining Corp.	392,475	4,490,816
#*MAG Silver Corp.	34,022	417,790
Magellan Aerospace Corp.	24	138
Magna International, Inc.	1,099	52,636
Magna International, Inc., ADR	173,422	8,289,572
Mainstreet Equity Corp.	806	99,793
*Major Drilling Group International, Inc.	64,010	445,417
*Mandalay Resources Corp.	108	179
Manulife Financial Corp.	77,674	1,815,418
Manulife Financial Corp., ADR	304,015	7,089,630
#Maple Leaf Foods, Inc.	41,490	735,969
Martinrea International, Inc.	56,081	467,393
*Mattr Corp.	55,480	658,645
*MDA, Ltd.	79,716	825,098
*MDF Commerce, Inc.	4,700	19,637
Medical Facilities Corp.	20,152	165,751
*MEG Energy Corp.	235,778	5,373,374
Melcor Developments, Ltd.	7,124	58,803
Methanex Corp.	12,080	579,622
Methanex Corp., ADR	52,456	2,513,167
Metro, Inc.	67,309	3,450,085
*Morguard Corp.	1,531	123,329
MTY Food Group, Inc.	17,514	629,757
Mullen Group, Ltd.	89,834	835,665
National Bank of Canada	171,801	13,823,112
Neo Performance Materials, Inc.	4,400	18,287
*New Gold, Inc.	643,773	1,120,165
*New Gold, Inc.	2,745	4,755

11

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*NFI Group, Inc.	2,552	$20,990
North American Construction Group, Ltd.	15,544	327,978
#North American Construction Group, Ltd.	7,789	164,415
North West Co., Inc. (The)	48,823	1,386,668
Northland Power, Inc.	217,037	3,319,101
Nutrien, Ltd., ADR	254,741	13,442,683
ΩNuvei Corp.	2,080	66,843
Nuvei Corp.	19,774	635,536
*NuVista Energy, Ltd.	150,753	1,365,045
#*Obsidian Energy, Ltd.	18,385	158,043
#*Obsidian Energy, Ltd.	50,148	429,768
OceanaGold Corp.	696,825	1,511,474
Open Text Corp.	2,778	98,292
Open Text Corp., ADR	84,403	2,980,270
*Orezone Gold Corp.	32,000	19,100
*Organigram Holdings, Inc.	18,111	38,395
*Orla Mining, Ltd.	130,685	508,909
*Orla Mining, Ltd.	27,278	106,930
Osisko Gold Royalties, Ltd.	55,894	860,209
*Osisko Gold Royalties, Ltd.	12,228	188,246
Pan American Silver Corp.	150,625	2,777,525
Paramount Resources, Ltd., Class A	60,265	1,368,612
Parex Resources, Inc.	81,425	1,422,426
*Park Lawn Corp.	18,390	220,195
Parkland Corp.	102,143	3,153,099
Pason Systems, Inc.	77,705	885,164
Pembina Pipeline Corp.	74,019	2,609,805
Pembina Pipeline Corp., ADR	135,913	4,784,138
#Peyto Exploration & Development Corp.	163,909	1,836,124
PHX Energy Services Corp.	9,756	63,627
#Pine Cliff Energy, Ltd.	19,393	13,975
Pizza Pizza Royalty Corp.	16,827	164,491
Polaris Renewable Energy, Inc.	20,639	173,813
Pollard Banknote, Ltd.	4,261	115,531
*Precision Drilling Corp.	7,296	512,581
*Precision Drilling Corp.	9,318	653,937
Premium Brands Holdings Corp.	21,408	1,405,540
Primo Water Corp.	1,286	24,300
Primo Water Corp., ADR	114,395	2,158,634
#*Profound Medical Corp.	195	1,470
Propel Holdings, Inc.	1,900	30,771
Pulse Seismic, Inc.	72	113
*Quarterhill, Inc.	101,255	128,978
Quebecor, Inc., Class B	96,325	1,997,525
RB Global, Inc.	39,167	2,803,574
#RB Global, Inc.	2,528	181,248
*Real Matters, Inc.	6,080	22,747
#Restaurant Brands International, Inc.	56,762	4,305,398
Restaurant Brands International, Inc.	1,944	147,783
*RF Capital Group, Inc.	14	69
Richelieu Hardware, Ltd.	34,580	977,860
#Rogers Communications, Inc., Class B	45,776	1,718,287
Rogers Communications, Inc., Class B, ADR	82,443	3,089,139
Rogers Sugar, Inc.	48,569	184,186
*Roots Corp.	40	67
Royal Bank of Canada	226,178	21,927,174
#Royal Bank of Canada, ADR	38,161	3,695,130
Russel Metals, Inc.	70,931	2,001,670

12

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Sandstorm Gold, Ltd.	48,559	$265,132
*Sangoma Technologies Corp.	11,200	48,750
Saputo, Inc.	102,890	1,982,384
Savaria Corp.	13,225	158,929
Secure Energy Services, Inc.	215,998	1,833,196
*Shopify, Inc., Class A	18,251	1,283,953
*Shopify, Inc., Class A, ADR	6,389	448,508
Sienna Senior Living, Inc.	26,727	260,685
*SilverCrest Metals, Inc.	97,127	793,528
*SilverCrest Metals, Inc.	14,839	121,728
ΩSleep Country Canada Holdings, Inc.	33,566	667,729
SNC-Lavalin Group, Inc.	98,006	3,770,861
*Source Energy Services, Ltd.	7,771	92,821
#Spartan Delta Corp.	45,707	134,075
ΩSpin Master Corp.	13,357	292,447
Sprott, Inc.	3,214	126,258
Sprott, Inc.	3,761	147,883
Stantec, Inc.	17,408	1,388,864
Stantec, Inc., ADR	25,431	2,024,308
Stelco Holdings, Inc.	28,280	821,527
Stella-Jones, Inc.	44,371	2,583,100
*ΩSTEP Energy Services, Ltd.	717	2,046
StorageVault Canada, Inc.	100,343	345,469
#*Strathcona Resources, Ltd.	607	14,059
Sun Life Financial, Inc.	15,361	785,912
Sun Life Financial, Inc.	151,913	7,753,640
Suncor Energy, Inc.	1,860	71,118
Suncor Energy, Inc., ADR	492,577	18,811,516
#Superior Plus Corp.	190,984	1,296,998
Supremex, Inc.	36	102
Surge Energy, Inc.	85,565	465,240
Sylogist, Ltd.	13,132	85,836
Taiga Building Products, Ltd.	48	119
Tamarack Valley Energy, Ltd.	468,691	1,272,495
*Taseko Mines, Ltd.	145,972	359,091
TC Energy Corp.	741	26,601
#TC Energy Corp., ADR	337,369	12,094,679
Teck Resources, Ltd., Class A	1,200	59,386
Teck Resources, Ltd., Class B	402	19,807
Teck Resources, Ltd., Class B	248,785	12,237,734
TELUS Corp.	2,555	41,119
TerraVest Industries, Inc.	2,120	111,459
TFI International, Inc.	16,431	2,140,795
TFI International, Inc.	7,857	1,025,296
Thomson Reuters Corp.	2,279	344,923
Thomson Reuters Corp., ADR	8,653	1,307,468
Tidewater Midstream and Infrastructure, Ltd.	420	217
#*Tilray Brands, Inc.	132,208	326,554
TMX Group, Ltd.	50,526	1,340,519
*Torex Gold Resources, Inc.	90,006	1,270,966
Toromont Industries, Ltd.	46,353	4,251,176
Toronto-Dominion Bank (The)	10,712	636,786
Toronto-Dominion Bank (The), ADR	268,760	15,942,843
Total Energy Services, Inc.	44,192	311,372
#*Touchstone Exploration, Inc.	100	52
#Tourmaline Oil Corp.	172,937	8,469,048
TransAlta Corp.	53,269	354,002
*Transat AT, Inc.	20,556	53,864

13

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Transcontinental, Inc., Class A	70,169	$697,681
Trican Well Service, Ltd.	197,520	600,963
*Tricon Residential, Inc.	121,124	1,359,488
Triple Flag Precious Metals Corp.	15,396	248,030
Triple Flag Precious Metals Corp.	2,200	35,550
*Trisura Group, Ltd.	13,363	409,007
Vecima Networks, Inc.	3,208	46,701
Vermilion Energy, Inc.	127,767	1,473,154
VersaBank	3,508	35,255
*Victoria Gold Corp.	43,600	219,293
*Viemed Healthcare, Inc.	9,492	77,739
*Vitalhub Corp.	12,300	55,419
Wajax Corp.	19,867	489,210
*Wall Financial Corp.	404	5,884
Waste Connections, Inc., ADR	24,630	3,992,277
#*Well Health Technologies Corp.	168,646	448,053
*Wesdome Gold Mines, Ltd.	63,396	475,291
#West Fraser Timber Co., Ltd.	31,198	2,388,519
West Fraser Timber Co., Ltd.	6,414	492,260
Westshore Terminals Investment Corp.	11,923	229,808
Wheaton Precious Metals Corp.	18,411	961,122
Wheaton Precious Metals Corp.	19,746	1,029,556
Whitecap Resources, Inc.	574,772	4,367,740
Winpak, Ltd.	14,219	443,694
WSP Global, Inc.	31,584	4,802,258
*Yangarra Resources, Ltd.	76,306	64,984
Yellow Pages, Ltd.	21	148

TOTAL CANADA		621,339,436

CHINA — (0.0%)
*AustAsia Group, Ltd.	13,220	1,809
*Hong Kong Resources Holdings Co., Ltd.	9,471	1,150

TOTAL CHINA		2,959

DENMARK — (3.0%)
*ALK-Abello A/S	103,250	1,931,677
Alm Brand A/S	817,320	1,423,647
*Ambu A/S, Class B	147,406	2,378,453
AP Moller - Maersk A/S, Class A	453	646,832
AP Moller - Maersk A/S, Class B	494	721,664
BankNordik P/F	1,816	41,265
#*Bavarian Nordic A/S	60,687	1,335,482
Carlsberg AS, Class B	45,450	6,145,704
cBrain A/S	1,714	69,171
Chemometec A/S	8,474	363,240
Coloplast A/S, Class B	42,270	5,129,109
Columbus A/S	9,923	13,913
D/S Norden A/S	17,830	755,085
Danske Bank A/S	199,989	5,791,505
*Demant A/S	60,224	2,904,421
DFDS A/S	28,380	871,497
DSV A/S	31,589	4,518,699
FLSmidth & Co. A/S	49,976	2,517,661
*Genmab A/S	21,782	6,109,584
#*Genmab A/S, Class S, ADR	25,250	699,173
*GN Store Nord AS	115,178	3,147,215
H Lundbeck A/S	218,277	1,065,201
H Lundbeck A/S, Class A	48,086	203,020
*H+H International A/S, Class B	9,077	94,994

14

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
*Harboes Bryggeri A/S, Class B	731	$12,838
*Huscompagniet A/S	3,954	31,290
ISS A/S	130,041	2,445,953
#Jeudan A/S	3,082	91,461
Jyske Bank A/S, Registered	42,302	3,447,667
Matas A/S	30,140	488,265
#*ΩNetcompany Group A/S	43,510	1,594,351
*Nilfisk Holding A/S	8,032	169,268
*NKT A/S	52,251	4,374,631
#*ΩNNIT A/S	20	307
North Media A/S	3,167	27,514
Novo Nordisk A/S, Class B	331,854	42,941,418
Novo Nordisk A/S, Sponsored ADR	194,814	24,996,584
Novonesis (Novozymes) B, Class B	191,022	10,641,925
*NTG Nordic Transport Group A/S	1,302	52,917
*ΩOrsted AS	19,374	1,071,280
Pandora A/S	84,483	12,953,410
Per Aarsleff Holding A/S	3,817	179,486
Ringkjoebing Landbobank A/S	24,712	4,173,373
ROCKWOOL A/S, Class A	1,510	494,649
ROCKWOOL A/S, Class B	7,879	2,593,445
*Royal Unibrew A/S	34,555	2,615,645
#*RTX A/S	12	167
ΩScandinavian Tobacco Group A/S	50,557	817,569
Schouw & Co. A/S	9,421	759,045
#Solar A/S, Class B	2,317	108,952
SP Group A/S	5,806	180,622
Spar Nord Bank A/S	65,936	1,172,137
Sparekassen Sjaelland-Fyn A/S	4,727	146,716
*Svitzer A/S	1,894	63,768
Sydbank AS	60,178	3,076,473
Tivoli A/S	4	417
Topdanmark AS	25,007	1,045,401
TORM PLC, Class A	37,929	1,312,631
Tryg A/S	178,404	3,542,325
UIE PLC	1,423	45,289
*Vestas Wind Systems A/S	169,348	4,573,987
*Zealand Pharma A/S	33,957	3,081,534

TOTAL DENMARK		184,202,922

FINLAND — (1.3%)
Aktia Bank OYJ	29,961	306,264
Alandsbanken Abp, Class B	703	24,730
Alma Media OYJ	11,534	122,095
Anora Group OYJ	7,114	37,995
Aspo OYJ	1,890	11,883
Atria OYJ	6,962	69,975
Bittium OYJ	2,376	15,091
*Cargotec OYJ, Class B	27,703	2,191,998
Citycon OYJ	43,376	178,006
Digia OYJ	16	91
Elisa OYJ	60,147	2,721,706
ΩEnento Group OYJ	5,594	98,933
eQ Oyj	5,394	78,150
Evli OYJ, Class B	519	10,905
*Finnair OYJ	2,463	7,743
Fiskars OYJ Abp	16,155	302,638
Fortum OYJ	237,586	3,145,017
Gofore OYJ	864	22,265

15

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
Harvia OYJ	12,146	$532,474
#Huhtamaki OYJ	76,942	2,958,453
Kamux Corp.	9,664	55,076
Kemira OYJ	108,016	2,358,443
Kesko OYJ, Class A	29,641	521,046
Kesko OYJ, Class B	189,054	3,240,418
*Kojamo OYJ	61,707	686,198
Kone OYJ, Class B	92,787	4,543,957
Konecranes OYJ	46,521	2,463,266
Lassila & Tikanoja OYJ	23,510	218,702
*Lindex Group OYJ	10,810	33,347
*Mandatum OYJ	177,721	827,007
Marimekko OYJ	23,166	316,070
Metsa Board OYJ	111,323	802,876
Metsa Board OYJ	4	34
Metso OYJ	403,468	4,605,306
Neste OYJ	6,140	140,102
#NoHo Partners OYJ	1,178	10,178
Nokia OYJ	589,148	2,149,074
#Nokia OYJ, Sponsored ADR	377,285	1,377,090
#Nokian Renkaat OYJ	100,506	881,226
Nordea Bank Abp	638,650	7,515,096
Olvi OYJ, Class A	6,426	205,788
Oma Saastopankki OYJ	5,541	101,787
Oriola OYJ, Class B	63,378	60,652
Orion OYJ, Class A	4,331	167,177
Orion OYJ, Class B	77,737	2,974,891
#Outokumpu OYJ	332,392	1,352,343
Pihlajalinna OYJ	12,757	112,944
Ponsse OYJ	1,216	29,775
Puuilo OYJ	58,313	637,232
*QT Group OYJ	17,175	1,334,179
Raisio OYJ, Class V	96,701	198,524
Revenio Group OYJ	12,083	338,499
Sampo OYJ, Class A	91,884	3,725,545
Sanoma OYJ	70,118	511,323
Scanfil OYJ	8,971	70,407
Siili Solutions OYJ	1,252	10,977
*SRV Group Oyj	12	62
Stora Enso OYJ, Class R	319,820	4,291,715
Suominen OYJ	40	112
#Taaleri PLC	11,404	98,526
Talenom OYJ	1,799	10,156
ΩTerveystalo OYJ	59,129	550,681
TietoEVRY OYJ	76,323	1,447,740
Tokmanni Group Corp.	54,434	828,823
UPM-Kymmene OYJ	114,805	4,041,124
Vaisala OYJ, Class A	12,304	460,464
Valmet OYJ	122,705	3,078,023
Wartsila OYJ Abp	182,518	3,387,950
*WithSecure OYJ	37,237	42,603
YIT OYJ	84,538	176,266

TOTAL FINLAND		75,827,212

FRANCE — (7.8%)
#ABC arbitrage	15,100	64,099
Accor SA	65,883	2,910,115
Aeroports de Paris SA	13,387	1,710,538
#*Air France-KLM	5,055	52,094

16

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Air Liquide SA	30,991	$6,093,287
Airbus SE	74,617	12,341,090
AKWEL SADIR	6,950	104,039
ΩALD SA	2,392	15,870
#*Alstom SA	184,621	2,936,430
Alten SA	29,994	3,550,288
ΩAmundi SA	22,470	1,579,721
*ΩAramis Group SAS	6,590	25,332
Arkema SA	52,365	5,433,982
Assystem SA	488	28,073
Aubay	2,855	125,162
#AXA SA	208,500	7,232,167
#Axway Software SA	4,396	117,511
#*Bastide le Confort Medical	11	212
#*Believe SA	2,465	39,536
Beneteau SACA	32,913	430,051
BioMerieux	18,895	2,020,359
BNP Paribas SA	139,709	10,099,896
Boiron SA	1,019	37,372
Bollore SE	176,310	1,149,975
Bonduelle SCA	4,360	37,762
#Bouygues SA	121,688	4,503,300
Bureau Veritas SA	177,874	5,215,086
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	4	226
Capgemini SE	59,864	12,667,564
Carrefour SA	384,995	6,500,081
CBo Territoria	44	174
*Cegedim SA	4,153	63,945
Cie de Saint-Gobain SA	158,490	12,652,357
Cie des Alpes	7,153	104,171
Cie Generale des Etablissements Michelin SCA	253,972	9,825,077
#Cie Plastic Omnium SE	29,719	364,802
Coface SA	125,274	1,935,576
Credit Agricole SA	119,723	1,862,611
Danone SA	58,636	3,677,799
Dassault Aviation SA	3,385	728,229
Dassault Systemes SE	24,886	985,350
Derichebourg SA	80,164	342,006
Edenred SE	33,678	1,601,022
Eiffage SA	58,805	6,306,621
*Ekinops SAS	5,914	20,868
#*ΩElior Group SA	93,918	259,491
*Elis SA	183,887	4,152,661
#Engie SA	600,748	10,451,087
Equasens	1,685	106,120
#Eramet SA	7,207	703,955
#*EssilorLuxottica SA	23,837	5,117,960
Esso SA Francaise	1,081	206,669
Etablissements Maurel et Prom SA	74,902	478,935
*Eurazeo SE	37,577	3,407,215
Eurofins Scientific SE	90,283	5,560,451
ΩEuronext NV	40,079	3,627,650
*Exclusive Networks SA	5,390	115,266
*Fnac Darty SA	8,090	285,892
*Forvia SE	20,492	328,668
Gaztransport Et Technigaz SA	34,170	4,786,277
Getlink SE	196,650	3,364,306
GL Events SACA	5,068	101,877

17

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Groupe Crit SA	4	$322
Guerbet	5,407	217,094
Hermes International SCA	4,008	9,646,833
*ID Logistics Group SACA	2,948	1,090,649
Imerys SA	30,169	976,784
Infotel SA	1,370	71,779
Interparfums SA	4,232	215,168
Ipsen SA	21,451	2,617,066
IPSOS SA	35,202	2,367,552
Jacquet Metals SACA	2,883	55,920
*JCDecaux SE	51,358	1,077,429
Kaufman & Broad SA	14,477	468,258
Kering SA	14,342	5,060,637
ΩLa Francaise des Jeux SAEM	82,454	3,126,310
Laurent-Perrier	663	86,488
Lectra	4,721	161,535
Legrand SA	40,974	4,243,600
Linedata Services	1	79
LISI SA	6,165	162,162
L’Oreal SA	23,131	10,873,843
#*Lumibird	857	11,408
LVMH Moet Hennessy Louis Vuitton SE	48,297	39,991,443
#ΩMaisons du Monde SA	16,656	80,143
Manitou BF SA	7,494	184,700
Mersen SA	22,294	829,562
#Metropole Television SA	21,608	306,365
*ΩNeoen SA	30,174	927,905
Nexans SA	20,788	2,231,660
#Nexity SA	37,570	423,412
NRJ Group	5,324	44,403
Oeneo SA	20	219
Orange SA	1,267,335	14,126,971
Pernod Ricard SA	7,804	1,184,915
#*Pierre Et Vacances SA	48,849	75,214
*Pluxee NV	25,619	791,391
*Prodways Group SA	11	8
Publicis Groupe SA	72,280	8,026,130
Quadient SA	29,104	559,531
Renault SA	113,548	5,674,790
Rexel SA	203,108	5,305,570
Robertet SA	12	11,317
Rubis SCA	49,080	1,705,570
Safran SA	48,452	10,579,107
#Sanofi SA	125,023	12,443,079
Sartorius Stedim Biotech	1,277	277,184
Savencia SA	1,862	105,122
Schneider Electric SE	32,744	7,531,018
SCOR SE	155,254	5,086,431
SEB SA	17,335	2,061,153
Seche Environnement SACA	2,901	325,701
SES SA	291,354	1,421,209
Societe BIC SA	18,829	1,328,779
Societe Generale SA	212,684	5,774,031
Societe LDC SADIR	692	110,989
Sodexo SA	32,302	2,823,571
*SOITEC	3,585	354,962
Sopra Steria Group	10,926	2,406,634
SPIE SA	109,534	4,003,157

18

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
*ΩSRP Groupe SA	4,010	$4,245
Stef SA	1,575	214,215
STMicroelectronics NV	664	26,727
#STMicroelectronics NV, Sponsored NVDR	201,370	7,966,197
Sword Group	3,163	121,247
Synergie SE	12	461
Technip Energies NV	115,063	2,736,226
*Teleperformance SE	33,988	3,106,502
Television Francaise 1 SA	38,463	352,868
TFF Group	472	21,550
Thales SA	26,320	4,445,157
Thermador Groupe	2,607	223,004
TotalEnergies SE	880,167	64,551,666
Trigano SA	6,670	1,023,433
*Ubisoft Entertainment SA	19,041	451,375
Valeo SE	170,712	2,179,465
*Vallourec SACA	184,985	3,217,156
Veolia Environnement SA	115,801	3,614,331
ΩVerallia SA	61,108	2,365,311
Vetoquinol SA	1,379	139,046
Vicat SACA	15,959	591,276
VIEL & Cie SA	16	173
Vinci SA	134,710	15,880,348
Virbac SACA	2,339	867,843
Vivendi SE	370,300	3,787,614
#*Voltalia SA, Registered	23,446	196,045
#*VusionGroup	190	31,347
*Wavestone	3,454	197,587
*ΩWorldline SA	121,168	1,270,202
*ΩX-Fab Silicon Foundries SE	39,403	275,121

TOTAL FRANCE		472,048,306

GERMANY — (6.7%)
1&1 AG	31,810	561,215
7C Solarparken AG	50,669	171,745
Adesso SE	530	61,997
adidas AG	33,052	8,001,211
*Adtran Networks SE	2,900	61,769
AIXTRON SE	1,404	32,817
Allianz SE, Registered	46,752	13,327,292
AlzChem Group AG	2,577	125,650
Amadeus Fire AG	3,970	478,830
Atoss Software AG	3,121	840,961
ΩAumann AG	12	227
Aurubis AG	21,227	1,706,821
BASF SE	187,786	9,869,894
Bayer AG, Registered	549,548	16,071,060
Bayerische Motoren Werke AG	120,393	13,188,481
#BayWa AG	4,869	117,140
Bechtle AG	74,880	3,626,984
ΩBefesa SA	28,933	835,293
Beiersdorf AG	4,664	700,924
Bertrandt AG	1,700	73,255
Bijou Brigitte AG	3,843	157,380
*Bilfinger SE	21,746	1,016,114
*Borussia Dortmund GmbH & Co. KGaA	43,855	173,501
Brenntag SE	96,846	7,751,988
*ΩBrockhaus Technologies AG	453	10,608
CANCOM SE	32,150	1,007,233

19

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Carl Zeiss Meditec AG, Class BR	3,308	$350,526
*CECONOMY AG	65,761	152,022
CENIT AG	8	107
Cewe Stiftung & Co KGaA	4,204	448,616
Commerzbank AG	443,440	6,619,145
CompuGroup Medical SE & Co. KgaA	24,459	735,420
Continental AG	72,970	4,746,955
*ΩCovestro AG	102,002	5,123,931
CTS Eventim AG & Co. KGaA	48,755	4,337,346
Daimler Truck Holding AG	250,728	11,342,987
*ΩDelivery Hero SE	10,942	308,875
Dermapharm Holding SE	8,031	269,638
Deutsche Bank AG, Registered	70,290	1,128,121
Deutsche Bank AG, Registered Sponsored	528,686	8,485,410
Deutsche Boerse AG	49,916	9,668,513
*Deutsche Lufthansa AG, Registered	93,439	670,797
Deutsche Post AG	310,112	13,018,185
Deutsche Telekom AG	1,170,919	26,905,734
Deutsche Wohnen SE	13,543	256,892
*Deutz AG	92,598	540,105
Draegerwerk AG & Co. KGaA	2,181	101,677
Duerr AG	42,946	1,106,678
ΩDWS Group GmbH & Co. KGaA	21,549	913,361
E.ON SE	730,676	9,687,865
Eckert & Ziegler SE	2,053	81,705
EDAG Engineering Group AG	3,040	37,056
Elmos Semiconductor SE	5,072	423,015
ElringKlinger AG	19,814	141,524
*Encavis AG	115,434	2,085,941
Energiekontor AG	4,682	322,903
Evonik Industries AG	124,859	2,609,379
#*Evotec SE	45,867	477,684
Fabasoft AG	459	9,963
Fielmann Group AG	18,723	877,863
*flatexDEGIRO AG	53,198	698,799
FORTEC Elektronik AG	4	95
#*Fraport AG Frankfurt Airport Services Worldwide	29,069	1,463,350
Freenet AG	102,810	2,862,582
Fresenius Medical Care AG	120,238	5,091,181
Fresenius SE & Co. KGaA	121,545	3,635,056
Friedrich Vorwerk Group SE	5,822	97,736
*FUCHS SE	18,081	664,096
GEA Group AG	138,755	5,623,017
Gerresheimer AG	31,477	3,399,353
Gesco SE	579	11,763
GFT Technologies SE	13,567	400,382
*Grand City Properties SA	38,067	425,350
H&R GmbH & Co. KGaA	16	84
*Hamburger Hafen und Logistik AG	11,861	211,797
*Hannover Rueck SE	16,311	4,053,202
#ΩHapag-Lloyd AG	7,873	1,452,148
Hawesko Holding SE	4	129
Heidelberg Materials AG	75,455	7,635,620
#*Heidelberger Druckmaschinen AG	95,813	96,814
Hella GmbH & Co. KGaA	7,191	632,037
*HelloFresh SE	87,579	593,331
Henkel AG & Co. KGaA	13,818	992,140
Hensoldt AG	48,278	1,902,769

20

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
*Highlight Communications AG	8	$21
HOCHTIEF AG	14,801	1,562,031
Hornbach Holding AG & Co. KGaA	6,999	550,802
HUGO BOSS AG	44,284	2,393,115
#*Hypoport SE	1,129	300,107
Indus Holding AG	7,199	196,288
Infineon Technologies AG	258,704	9,051,030
Init Innovation in Traffic Systems SE	8	338
ΩInstone Real Estate Group SE	23,940	221,934
IVU Traffic Technologies AG	1,718	26,636
Jenoptik AG	37,082	1,000,769
ΩJOST Werke SE	10,510	509,076
K+S AG, Registered	43,291	649,205
KION Group AG	67,445	3,128,390
Kloeckner & Co. SE	22,717	161,530
Knaus Tabbert AG	2,741	124,560
Knorr-Bremse AG	37,135	2,761,609
*Koenig & Bauer AG	5,822	82,671
Kontron AG	19,183	387,258
Krones AG	15,144	2,001,431
KWS Saat SE & Co. KGaA	6,000	330,400
LANXESS AG	71,472	2,027,471
*LEG Immobilien SE	38,948	3,328,298
#*LPKF Laser & Electronics SE	3,681	30,740
*Medios AG	10,799	163,504
*Mercedes-Benz Group AG	302,287	22,929,375
Merck KGaA	7,498	1,194,174
METRO AG	22,872	122,769
MLP SE	46,749	282,425
#*MorphoSys AG, ADR	4,062	70,719
MTU Aero Engines AG	27,225	6,596,436
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	29,789	13,129,418
Multitude SE	2,465	13,864
Mutares SE & Co. KGaA	15,695	707,360
*Nagarro SE	2,654	202,761
Nemetschek SE	37,051	3,310,000
Nexus AG	1,009	55,778
#*Nordex SE	13,041	184,900
Norma Group SE	18,821	376,327
OHB SE	1,774	82,324
*Pfeiffer Vacuum Technology AG	1,526	252,258
*ProCredit Holding AG	11,387	116,399
#ProSiebenSat.1 Media SE	88,687	692,252
PSI Software SE	789	18,982
Puma SE	76,912	3,580,668
*PVA TePla AG	15,359	306,612
*QIAGEN NV	46,576	1,971,562
*QIAGEN NV	540	22,565
Rational AG	3,307	2,842,967
Rheinmetall AG	22,139	12,243,289
#RTL Group SA	26,509	820,585
RWE AG	187,644	6,546,864
SAF-Holland SE	10,485	202,698
Salzgitter AG	27,423	709,597
SAP SE	18,546	3,365,221
SAP SE, Sponsored ADR	16,295	2,952,817
Secunet Security Networks AG	425	68,529
#*SGL Carbon SE	23,450	168,748

21

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Siemens AG, Registered	111,822	$21,031,714
*Siemens Energy AG	239,183	4,935,932
ΩSiemens Healthineers AG	43,442	2,420,077
Siltronic AG	15,146	1,183,850
Sixt SE	10,367	997,648
*SMA Solar Technology AG	5,816	307,333
Stabilus SE	26,304	1,636,916
Stemmer Imaging AG	567	20,916
Stroeer SE & Co. KGaA	25,012	1,608,665
Suedzucker AG	51,375	736,102
SUESS MicroTec SE	11,050	551,183
Symrise AG	8,155	878,082
Synlab AG	2,709	30,415
*TAG Immobilien AG	123,002	1,761,061
Takkt AG	17,299	241,201
Talanx AG	38,256	2,892,015
*ΩTeamViewer SE	126,917	1,684,120
Technotrans SE	2,192	49,454
thyssenkrupp AG	300,470	1,512,583
United Internet AG	70,563	1,708,185
Volkswagen AG	9,531	1,353,375
*Vonovia SE	126,952	3,689,526
Vossloh AG	7,700	374,614
Wacker Chemie AG	12,327	1,325,980
Wacker Neuson SE	17,611	315,978
Washtec AG	8,117	347,166
*Westwing Group SE	4,499	41,756
Wuestenrot & Wuerttembergische AG	18,369	259,263
*ΩZalando SE	3,138	82,742
Zeal Network SE	1,140	42,420

TOTAL GERMANY		407,049,889

HONG KONG — (1.5%)
AIA Group, Ltd.	2,322,400	17,162,932
ASMPT, Ltd.	315,900	3,974,398
*Bank of East Asia, Ltd. (The)	700,593	886,804
BOC Hong Kong Holdings, Ltd.	592,500	1,829,499
Bright Smart Securities & Commodities Group, Ltd.	846,000	178,476
ΩBudweiser Brewing Co. APAC, Ltd.	314,400	442,183
Build King Holdings, Ltd.	40,000	5,523
Cafe de Coral Holdings, Ltd.	280,000	291,055
#Cathay Pacific Airways, Ltd.	966,000	1,043,663
*Chinese Estates Holdings, Ltd.	260,000	35,238
Chow Sang Sang Holdings International, Ltd.	346,000	373,375
Chow Tai Fook Jewellery Group, Ltd.	215,800	296,887
CITIC Telecom International Holdings, Ltd.	1,578,000	536,680
CK Asset Holdings, Ltd.	67,500	290,413
CK Hutchison Holdings, Ltd.	797,500	3,900,217
CK Infrastructure Holdings, Ltd.	127,500	722,172
#CK Life Sciences Int’l Holdings, Inc.	1,036,000	49,673
CLP Holdings, Ltd.	237,000	1,869,649
*C-Mer Eye Care Holdings, Ltd.	250,000	94,934
CN Logistics International Holdings, Ltd.	36,000	15,144
#*Cowell e Holdings, Inc.	308,000	704,117
ΩCrystal International Group, Ltd.	276,000	142,566
Dah Sing Banking Group, Ltd.	336,000	275,804
Dah Sing Financial Holdings, Ltd.	155,600	437,682
#EC Healthcare	337,000	56,445
*Energy International Investments Holdings, Ltd.	384,000	47,133

22

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
*Esprit Holdings, Ltd.	1,135,000	$33,232
#ΩESR Group, Ltd.	1,497,400	1,654,163
*Far East Consortium International, Ltd.	876,123	118,740
First Pacific Co., Ltd.	2,454,000	1,151,509
*ΩFIT Hon Teng, Ltd.	991,000	286,358
#*ΩFrontage Holdings Corp.	278,000	43,720
FSE Lifestyle Services, Ltd.	46,000	31,936
Galaxy Entertainment Group, Ltd.	19,000	86,119
Giordano International, Ltd.	830,000	212,244
Golden Resources Development International, Ltd.	152,000	8,162
#Great Eagle Holdings, Ltd.	172,000	263,458
Guotai Junan International Holdings, Ltd.	3,028,000	220,677
Hang Lung Group, Ltd.	639,000	761,453
Hang Lung Properties, Ltd.	1,351,000	1,504,527
Hang Seng Bank, Ltd.	98,700	1,311,171
Henderson Land Development Co., Ltd.	349,000	1,062,011
HK Electric Investments & HK Electric Investments, Ltd.	706,000	423,354
HKBN, Ltd.	201,500	60,801
HKR International, Ltd.	800	131
HKT Trust & HKT, Ltd.	2,581,000	2,857,805
Hong Kong & China Gas Co., Ltd.	2,957,000	2,257,108
Hong Kong Exchanges & Clearing, Ltd.	78,600	2,528,482
*Hong Kong Technology Venture Co., Ltd.	290,000	56,360
*Hongkong & Shanghai Hotels, Ltd. (The)	263,000	205,122
Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,078,000	141,966
Hysan Development Co., Ltd.	267,000	417,849
*IGG, Inc.	518,000	217,235
ΩImpro Precision Industries, Ltd.	193,000	51,327
International Housewares Retail Co., Ltd.	229,000	37,478
*ITC Properties Group, Ltd.	1,000	72
*Johnson Electric Holdings, Ltd.	384,947	527,621
K Wah International Holdings, Ltd.	867,000	202,860
#Kerry Logistics Network, Ltd.	96,000	90,216
Kerry Properties, Ltd.	445,000	868,243
Kowloon Development Co., Ltd.	223,000	154,821
L’Occitane International SA	266,750	1,101,624
Luk Fook Holdings International, Ltd.	231,000	555,260
Man Wah Holdings, Ltd.	1,282,800	939,810
#*Melco International Development, Ltd.	103,000	78,094
MGM China Holdings, Ltd.	294,400	499,876
*Midland Holdings, Ltd.	142,000	16,159
Modern Dental Group, Ltd.	140,000	86,278
#*Mongolian Mining Corp.	483,000	620,023
*MTR Corp., Ltd.	122,500	404,877
*NagaCorp., Ltd.	792,610	417,526
*NEW Concepts Holdings, Ltd.	108,000	2,762
*New Focus Auto Tech Holdings, Ltd.	1,080,000	22,922
New World Development Co., Ltd.	215,000	230,361
#Nissin Foods Co., Ltd.	162,000	106,464
Oriental Watch Holdings	336,000	151,649
Pacific Basin Shipping, Ltd.	4,222,000	1,468,296
Pacific Textiles Holdings, Ltd.	232,000	44,495
PAX Global Technology, Ltd.	131,000	109,876
PC Partner Group, Ltd.	158,000	57,978
PCCW, Ltd.	3,394,000	1,701,079
Pentamaster International, Ltd.	2,000	192
Perfect Medical Health Management, Ltd.	293,000	91,408
Pico Far East Holdings, Ltd.	176,000	36,680

23

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
Plover Bay Technologies, Ltd.	176,000	$63,008
Power Assets Holdings, Ltd.	215,000	1,238,397
PRADA SpA	112,600	925,712
#*Sa Sa International Holdings, Ltd.	804,000	80,182
*ΩSamsonite International SA	1,158,300	4,117,110
*Sands China, Ltd.	382,400	913,317
#*Shandong Hi-Speed Holdings Group, Ltd.	317,000	288,580
*Shangri-La Asia, Ltd.	678,000	475,047
*Shun Tak Holdings, Ltd.	742,000	73,999
SITC International Holdings Co., Ltd.	1,049,000	2,285,450
#*SJM Holdings, Ltd.	973,000	359,532
SmarTone Telecommunications Holdings, Ltd.	237,000	110,603
Stella International Holdings, Ltd.	325,000	594,218
Sun Hung Kai Properties, Ltd.	153,500	1,427,802
SUNeVision Holdings, Ltd.	621,000	197,705
Swire Pacific, Ltd., Class A	125,000	1,062,816
Swire Pacific, Ltd., Class B	210,000	286,222
Swire Properties, Ltd.	33,600	70,025
Techtronic Industries Co., Ltd.	312,000	4,364,139
*Television Broadcasts, Ltd.	229,600	99,517
*Texhong International Group, Ltd.	205,000	111,396
Theme International Holdings, Ltd.	980,000	75,180
*TOM Group, Ltd.	2,000	125
*Tongda Group Holdings, Ltd.	1,570,000	15,858
Town Health International Medical Group, Ltd.	6,000	215
Tycoon Group Holdings, Ltd.	96,000	49,588
United Laboratories International Holdings, Ltd. (The)	1,258,000	1,484,598
Value Partners Group, Ltd.	574,000	132,102
Vesync Co., Ltd.	78,000	44,380
Vitasoy International Holdings, Ltd.	190,000	142,600
*ΩVPower Group International Holdings, Ltd.	470,000	17,427
VSTECS Holdings, Ltd.	500,000	319,644
VTech Holdings, Ltd.	137,500	797,272
Wang On Group, Ltd.	40,000	164
ΩWH Group, Ltd.	5,558,500	4,065,184
Wharf Real Estate Investment Co., Ltd.	198,000	618,971
*Wynn Macau, Ltd.	126,800	118,512
*Xinyi Glass Holdings, Ltd.	985,405	1,060,849
Yue Yuen Industrial Holdings, Ltd.	704,500	1,255,655
*Yunfeng Financial Group, Ltd.	2,000	217
*»Zensun Enterprises, Ltd.	211,000	8,903
#*Zhaobangji Lifestyle Holdings, Ltd.	1,080,000	30,241

TOTAL HONG KONG		93,637,144

IRELAND — (0.6%)
AIB Group PLC	763,068	3,970,241
Bank of Ireland Group PLC	719,266	7,725,401
Cairn Homes PLC	448,477	758,627
Dalata Hotel Group PLC	156,036	704,075
FBD Holdings PLC	12,620	186,892
Glanbia PLC	179,836	3,430,466
*ΩGlenveagh Properties PLC	290,608	396,497
Irish Continental Group PLC	34,501	185,190
Kerry Group PLC, Class A	40,611	3,508,622
Kingspan Group PLC	47,980	4,301,747
*Permanent TSB Group Holdings PLC	11,992	19,234
Smurfit Kappa Group PLC	203,793	8,879,703

TOTAL IRELAND		34,066,695

24

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ISRAEL — (0.8%)
*AFI Properties, Ltd.	12	$489
Africa Israel Residences, Ltd.	2,074	124,914
*Airport City, Ltd.	20,132	311,976
*Allot, Ltd.	36	76
*Alrov Properties and Lodgings, Ltd.	4	163
Amot Investments, Ltd.	22,584	95,359
Arad, Ltd.	9,357	120,960
*Argo Properties NV	5,766	106,640
Ashdod Refinery, Ltd.	6,602	149,146
#*Ashtrom Group, Ltd.	19,440	269,794
Atreyu Capital Markets, Ltd.	876	12,296
AudioCodes, Ltd.	15,123	163,631
Aura Investments, Ltd.	33,670	130,983
Automatic Bank Services, Ltd.	7,613	28,311
*Azorim-Investment Development & Construction Co., Ltd.	40,875	187,705
Azrieli Group, Ltd.	4,331	280,924
Bank Hapoalim BM	419,117	3,802,141
Bank Leumi Le-Israel BM	526,394	4,132,231
Bet Shemesh Engines Holdings 1997, Ltd.	1,742	83,122
Bezeq The Israeli Telecommunication Corp., Ltd.	267,225	332,774
*Big Shopping Centers, Ltd.	2,099	217,410
Blue Square Real Estate, Ltd.	2,452	184,272
*Brack Capital Properties NV	8	472
Camtek, Ltd.	7,201	599,046
Carasso Motors, Ltd.	19,402	94,919
*Cellcom Israel, Ltd.	68,195	286,670
*Clal Insurance Enterprises Holdings, Ltd.	65,339	1,097,080
Danel Adir Yeoshua, Ltd.	3,916	355,671
Danya Cebus, Ltd.	2,245	51,655
Delek Automotive Systems, Ltd.	4,339	24,566
Delek Group, Ltd.	5,390	639,733
Delta Galil, Ltd.	8,505	380,081
Diplomat Holdings, Ltd.	2,250	20,345
*Doral Group Renewable Energy Resources, Ltd.	38,033	109,031
*Duniec Brothers, Ltd.	257	14,067
*El Al Israel Airlines	106,765	150,031
Elbit Systems, Ltd.	1,057	214,486
*Electra Consumer Products 1970, Ltd.	6,131	131,492
Electra Real Estate, Ltd.	9,588	93,557
Electra, Ltd.	889	340,599
*Ellomay Capital, Ltd.	820	12,868
Energix-Renewable Energies, Ltd.	52,898	198,556
*Enlight Renewable Energy, Ltd.	1,378	22,048
*Enlight Renewable Energy, Ltd.	36,346	587,672
*Equital, Ltd.	19,285	535,791
*Fattal Holdings 1998, Ltd.	4,446	541,746
First International Bank Of Israel, Ltd. (The)	28,885	1,153,868
FMS Enterprises Migun, Ltd.	1,131	47,180
Formula Systems 1985, Ltd.	6,311	461,601
Formula Systems 1985, Ltd., ADR	278	20,794
Fox Wizel, Ltd.	7,476	594,282
Gav-Yam Lands Corp., Ltd.	6,042	43,173
*Gilat Satellite Networks, Ltd.	21,266	106,773
*Hagag Group Real Estate Development	2,298	10,707
Harel Insurance Investments & Financial Services, Ltd.	46,398	426,755
Hilan, Ltd.	11,520	650,314
ICL Group, Ltd.	267,679	1,263,648
IDI Insurance Co., Ltd.	8,887	255,482

25

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Ilex Medical, Ltd.	1,617	$29,044
Inrom Construction Industries, Ltd.	29,976	99,587
#*Intercure, Ltd.	11,207	30,266
Israel Canada T.R, Ltd.	97,549	361,452
Israel Discount Bank, Ltd., Class A	805,548	4,161,065
*Israel Land Development Co., Ltd. (The)	13,249	116,110
Israel Shipyards Industries, Ltd.	3,674	64,661
Isras Investment Co., Ltd.	665	127,479
*Issta, Ltd.	3,959	85,174
*Kamada, Ltd.	13,957	72,856
Kardan Real Estate Enterprise & Development, Ltd.	34,742	40,397
Kerur Holdings, Ltd.	8	137
#Kvutzat Acro, Ltd.	9,798	108,600
Lahav L.R. Real Estate, Ltd.	11,228	11,648
Lapidoth Capital, Ltd.	2,630	42,546
Levinstein Properties, Ltd.	1,149	19,603
M Yochananof & Sons, Ltd.	3,112	161,835
Magic Software Enterprises, Ltd.	28,433	335,794
Malam - Team, Ltd.	1,567	25,660
Matrix IT, Ltd.	30,130	610,277
#Max Stock, Ltd.	31,108	71,551
Maytronics, Ltd.	26,439	226,674
Mediterranean Towers, Ltd.	71,019	153,970
Mega Or Holdings, Ltd.	10,063	262,275
Meitav Investment House, Ltd.	19,092	85,474
Menora Mivtachim Holdings, Ltd.	8,741	211,051
*Meshek Energy Renewable Energies, Ltd.	76,914	53,166
Meshulam Levinstein Contracting & Engineering, Ltd.	572	47,186
#Migdal Insurance & Financial Holdings, Ltd.	242,375	308,517
Mivne Real Estate KD, Ltd.	146,353	353,879
Mizrahi Tefahot Bank, Ltd.	46,148	1,690,158
*Naphtha Israel Petroleum Corp., Ltd.	27,034	140,586
*Nayax, Ltd.	2,006	53,718
*Neto Malinda Trading, Ltd.	2,839	44,093
Next Vision Stabilized Systems, Ltd.	49,124	658,066
#*Nice, Ltd., Sponsored ADR	1,629	364,098
*Nova, Ltd.	1,057	183,310
#*Nova, Ltd.	17,075	2,901,043
Novolog, Ltd.	58,686	24,465
Oil Refineries, Ltd.	2,577,305	751,968
One Software Technologies, Ltd.	30,124	419,199
*OPC Energy, Ltd.	30,581	230,968
Palram Industries 1990, Ltd.	5,233	69,681
*Partner Communications Co., Ltd.	85,378	400,075
#Paz Oil Co., Ltd.	8,723	874,064
*Perion Network, Ltd.	9,798	123,615
Phoenix Holdings, Ltd. (The)	46,696	449,263
Plasson Industries, Ltd.	1,056	38,817
#Polyram Plastic Industries, Ltd.	8,556	25,857
Prashkovsky Investments and Construction, Ltd.	4,184	98,960
*Priortech, Ltd.	2,381	106,214
Qualitau, Ltd.	1,683	57,671
#Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	7,749	442,836
*Rani Zim Shopping Centers, Ltd.	33,466	26,630
Retailors, Ltd.	10,204	224,778
*Scope Metals Group, Ltd.	5,710	197,195
*Shapir Engineering and Industry, Ltd.	13,305	73,005
*Shikun & Binui, Ltd.	171,882	370,570

26

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Shufersal, Ltd.	88,212	$584,228
Strauss Group, Ltd.	3,075	56,681
Tadiran Group, Ltd.	2,289	160,125
#ΩTamar Petroleum, Ltd.	42,041	248,701
*TAT Technologies, Ltd.	1,870	22,470
Tel Aviv Stock Exchange, Ltd.	63,143	419,380
Telsys, Ltd.	2,153	130,322
*Teva Pharmaceutical Industries, Ltd.	82,142	1,160,237
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	71,384	1,002,945
Tiv Taam Holdings 1, Ltd.	7,951	10,528
*Tower Semiconductor, Ltd.	26,939	885,485
#YH Dimri Construction & Development, Ltd.	2,676	210,355

TOTAL ISRAEL		46,482,370

ITALY — (2.8%)
A2A SpA	881,611	1,749,120
Abitare In SpA	3,035	12,981
ACEA SpA	28,878	502,693
Amplifon SpA	102,835	3,455,946
ΩAnima Holding SpA	186,317	876,969
Arnoldo Mondadori Editore SpA	102,702	246,534
*Ascopiave SpA	42,998	113,100
Assicurazioni Generali SpA	162,438	3,977,450
Avio SpA	28	340
Azimut Holding SpA	75,493	1,999,467
B&C Speakers SpA	553	10,052
Banca Generali SpA	44,850	1,765,744
Banca IFIS SpA	18,935	423,959
Banca Mediolanum SpA	61,504	669,472
*Banca Monte dei Paschi di Siena SpA	320,552	1,559,522
Banca Popolare di Sondrio SPA	362,337	3,045,207
*Banca Profilo SpA	440	104
Banco BPM SpA	1,466,955	9,699,913
Banco di Desio e della Brianza SpA	64	320
BasicNet SpA	1,672	6,847
Biesse SpA	2,138	27,844
BPER Banca SPA	986,998	5,161,733
*Brembo NV	41,472	530,889
Brunello Cucinelli SpA	28,401	2,918,358
Buzzi SpA	56,666	2,051,592
Cairo Communication SpA	41,576	96,024
#ΩCarel Industries SpA	30,680	623,947
Cembre SpA	2,506	119,106
Cementir Holding NV	10,853	115,350
*CIR SpA-Compagnie Industriali	486,243	291,154
Credito Emiliano SpA	63,131	669,632
d’Amico International Shipping SA	32,747	235,651
Danieli & C Officine Meccaniche SpA	7,550	261,561
Danieli & C Officine Meccaniche SpA	40,100	1,035,483
Datalogic SpA	7,868	47,870
Davide Campari-Milano NV, Class M	42,049	423,534
De’ Longhi SpA	9,264	305,686
DiaSorin SpA	2,308	234,297
#ΩdoValue SpA	3,876	8,654
#Emak SpA	31,391	38,264
ΩEnav SpA	65,138	269,125
Enel SpA	1,574,427	10,405,497
Eni SpA	793,003	12,834,162
ERG SpA	6,895	186,525

27

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
*Esprinet SpA	17,415	$95,340
#*Eurotech SpA	2,736	4,382
Ferrari NV, ADR	15,882	6,602,147
Fiera Milano SpA	3,798	14,681
Fila SpA	24,788	233,507
FinecoBank Banca Fineco SpA	283,600	4,378,799
FNM SpA	97,472	48,047
*Garofalo Health Care SpA	10,143	51,082
Gefran SpA	545	4,720
#*Geox SpA	76	57
Gruppo MutuiOnline SpA	4,186	157,328
Hera SpA	553,378	2,005,872
Illimity Bank SpA	2,725	15,224
IMMSI SpA	162,268	93,520
ΩInfrastrutture Wireless Italiane SpA	38,096	410,602
Intercos SpA	3,541	49,751
Interpump Group SpA	21,112	927,345
Intesa Sanpaolo SpA	1,057,054	3,985,300
Iren SpA	507,703	1,022,756
Italgas SpA	216,780	1,205,325
*Italian Sea Group SPA (The)	4,636	47,588
Iveco Group NV	249,156	3,144,987
IVS Group SA	3,811	29,176
Leonardo SpA	237,133	5,484,412
LU-VE SpA	770	17,784
Maire Tecnimont SpA	110,547	920,802
Mediobanca Banca di Credito Finanziario SpA	213,245	3,043,979
*MFE-MediaForEurope NV, Class A	133,661	394,167
*MFE-MediaForEurope NV, Class B	42,720	172,300
Moncler SpA	40,302	2,763,132
*Newlat Food SpA	6,174	39,279
*ΩNexi SpA	286,752	1,679,616
Openjobmetis Spa agenzia per il lavoro	912	15,944
Orsero SpA	7,423	116,199
ΩOVS SpA	217,915	571,799
Pharmanutra SpA	2,786	159,076
Piaggio & C SpA	48,326	141,790
ΩPiovan SpA	4,450	57,574
ΩPirelli & C SpA	215,537	1,375,410
ΩPoste Italiane SpA	155,079	1,976,564
Prysmian SpA	51,238	2,803,974
ΩRAI Way SpA	71,473	406,570
Recordati Industria Chimica e Farmaceutica SpA	32,585	1,743,827
Reply SpA	12,982	1,707,373
Rizzoli Corriere Della Sera Mediagroup SpA	106,991	93,580
*Sabaf SpA	565	10,361
SAES Getters SpA	3	84
Salvatore Ferragamo SpA	3,498	34,897
*Sanlorenzo SpA	10,421	458,523
Saras SpA	554,293	1,049,045
Sesa SpA	5,164	540,844
Snam SpA	157,058	722,457
*Sogefi SpA	58,331	179,940
SOL SpA	18,433	712,502
#Stellantis NV	771,501	17,204,472
ΩTechnogym SpA	94,960	900,121
#*Telecom Italia SpA	7,673,154	1,828,797
Tenaris SA	72,752	1,219,366

28

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Tenaris SA, Sponsored ADR	15,982	$527,246
Terna - Rete Elettrica Nazionale	204,030	1,641,438
*TREVI - Finanziaria Industriale SpA	63,296	24,872
UniCredit SpA	467,005	17,267,445
Unipol Gruppo SpA	361,295	3,252,787
Webuild SpA	165,067	416,890
#Wiit SpA	3,308	56,947
Zignago Vetro SpA	19,915	266,604

TOTAL ITALY		167,536,003

JAPAN — (22.2%)
&Do Holdings Co., Ltd.	9,000	72,405
77 Bank, Ltd. (The)	56,600	1,605,942
A&D HOLON Holdings Co., Ltd.	31,400	553,114
AB&Company Co., Ltd.	9,300	52,597
#Abalance Corp.	3,200	41,198
ABC-Mart, Inc.	15,400	308,851
#*Access Co., Ltd.	20,300	187,436
Achilles Corp.	7,700	77,555
AD Works Group Co., Ltd.	37,900	58,524
Adastria Co., Ltd.	26,300	577,425
ADEKA Corp.	65,000	1,358,530
Ad-sol Nissin Corp.	3,992	41,552
#Adtec Plasma Technology Co., Ltd.	800	6,817
Advan Group Co., Ltd.	6,800	48,527
Advanced Media, Inc.	1,900	19,741
Advantest Corp.	162,000	5,143,151
#Adventure, Inc.	1,100	23,312
Adways, Inc.	4,200	12,064
Aeon Co., Ltd.	142,200	2,983,792
Aeon Delight Co., Ltd.	9,573	227,212
Aeon Hokkaido Corp.	32,300	190,682
#Aeon Kyushu Co., Ltd.	2,000	36,005
Aeon Mall Co., Ltd.	33,500	383,931
AFC-HD AMS Life Science Co., Ltd.	6,400	34,366
AGC, Inc.	103,400	3,832,696
Agro-Kanesho Co., Ltd.	3,400	25,408
#Ahresty Corp.	21,200	85,681
Ai Holdings Corp.	10,400	160,397
Aica Kogyo Co., Ltd.	26,500	615,327
Aichi Steel Corp.	12,300	272,005
Aichi Tokei Denki Co., Ltd.	4,400	66,993
Aida Engineering, Ltd.	46,700	265,899
*Aidma Holdings, Inc.	2,000	22,635
Ain Holdings, Inc.	20,629	782,608
Air Water, Inc.	146,400	2,207,187
Airport Facilities Co., Ltd.	20,400	80,114
Airtech Japan, Ltd.	4,300	32,517
#Airtrip Corp.	5,600	50,710
Aisan Industry Co., Ltd.	37,600	351,712
#Aisin Corp.	35,700	1,359,579
AIT Corp.	7,400	84,174
Ajinomoto Co., Inc.	77,000	2,874,686
*Akebono Brake Industry Co., Ltd.	84,901	83,625
Akita Bank, Ltd. (The)	12,900	171,000
Albis Co., Ltd.	3,000	50,996
Alconix Corp.	31,400	274,362
Alfresa Holdings Corp.	95,400	1,416,162
Alinco, Inc.	13,100	96,316

29

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Almado, Inc.	3,800	$35,666
*Almedio, Inc.	14,000	77,222
#Alpen Co., Ltd.	13,700	181,082
Alpha Corp.	2,200	21,012
Alpha Systems, Inc.	4,100	82,982
Alps Alpine Co., Ltd.	189,846	1,722,747
Alps Logistics Co., Ltd.	9,300	189,705
#Altech Corp.	10,000	175,198
Amada Co., Ltd.	268,600	2,948,600
Amano Corp.	38,400	928,247
Amiyaki Tei Co., Ltd.	1,786	71,728
Amvis Holdings, Inc.	18,400	255,249
ANA Holdings, Inc.	21,500	409,875
Anabuki Kosan, Inc.	1,400	19,359
Anest Iwata Corp.	23,400	200,595
Anicom Holdings, Inc.	74,500	281,686
Anritsu Corp.	74,700	573,191
AOKI Holdings, Inc.	46,500	328,882
Aoyama Trading Co., Ltd.	54,800	566,927
Aoyama Zaisan Networks Co., Ltd.	15,100	134,625
#Aozora Bank, Ltd.	84,200	1,313,042
Arakawa Chemical Industries, Ltd.	9,800	68,316
Arata Corp.	26,134	581,254
Araya Industrial Co., Ltd.	1,500	38,795
ARCLANDS Corp.	56,220	693,796
Arcs Co., Ltd.	28,213	553,987
ARE Holdings, Inc.	51,600	669,572
Arealink Co., Ltd.	7,800	154,151
Argo Graphics, Inc.	8,800	226,759
Arisawa Manufacturing Co., Ltd.	27,900	270,197
Artience Co., Ltd.	24,700	459,108
Artner Co., Ltd.	4,400	61,066
As One Corp.	30,200	501,366
Asahi Co., Ltd.	15,800	143,577
Asahi Group Holdings, Ltd.	49,900	1,713,910
Asahi Intecc Co., Ltd.	75,200	1,112,959
Asahi Kasei Corp.	498,200	3,484,060
Asahi Net, Inc.	15,300	62,128
ASAHI YUKIZAI Corp.	15,500	489,038
Asanuma Corp.	12,400	295,885
Ashimori Industry Co., Ltd.	3,600	56,185
Asia Pile Holdings Corp.	25,500	136,765
Asics Corp.	56,300	2,418,505
ASKUL Corp.	29,800	453,349
Astellas Pharma, Inc.	58,700	564,749
Astena Holdings Co., Ltd.	24,400	76,596
Asti Corp.	1,000	20,653
#Aucnet, Inc.	7,900	130,525
Autobacs Seven Co., Ltd.	41,000	415,302
Avant Group Corp.	14,300	117,133
Awa Bank, Ltd. (The)	38,600	660,320
Axial Retailing, Inc.	58,204	390,949
Axxzia, Inc.	8,000	45,245
Azbil Corp.	42,500	1,195,612
AZ-COM MARUWA Holdings, Inc.	37,000	285,438
AZOOM Co., Ltd.	800	27,757
Bandai Namco Holdings, Inc.	95,400	1,795,665
Bando Chemical Industries, Ltd.	28,900	328,182

30

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Bank of Iwate, Ltd. (The)	15,000	$234,487
Bank of Nagoya, Ltd. (The)	9,800	439,666
Bank of Saga, Ltd. (The)	6,700	93,582
Bank of the Ryukyus, Ltd.	36,800	276,178
#Baroque Japan, Ltd.	3,900	18,910
Base Co., Ltd.	6,000	134,020
*baudroie, Inc.	2,300	49,840
BayCurrent Consulting, Inc.	61,700	1,322,101
Beauty Garage, Inc.	3,600	44,564
Beenos, Inc.	13,800	186,701
Belc Co., Ltd.	9,500	455,788
Bell System24 Holdings, Inc.	34,700	341,564
Belluna Co., Ltd.	47,000	189,655
#*Bengo4.com, Inc.	3,494	64,744
Bewith, Inc.	2,500	30,280
Bic Camera, Inc.	52,800	513,690
BIPROGY, Inc.	40,000	1,168,748
B-Lot Co., Ltd.	13,400	86,515
#Bookoff Group Holdings, Ltd.	14,400	156,111
Br. Holdings Corp.	8,500	19,283
B-R31 Ice Cream Co., Ltd.	900	22,877
BrainPad, Inc.	10,900	84,781
Bridgestone Corp.	168,300	7,463,958
Brother Industries, Ltd.	159,400	2,838,235
Bull-Dog Sauce Co., Ltd.	2,800	36,707
Bunka Shutter Co., Ltd.	45,000	486,703
#Bushiroad, Inc.	8,400	19,804
Business Brain Showa-Ota, Inc.	5,700	73,819
Business Engineering Corp., Class G	3,200	71,782
C Uyemura & Co., Ltd.	5,000	330,124
Calbee, Inc.	50,600	1,109,332
Canon Electronics, Inc.	19,900	284,783
Canon Marketing Japan, Inc.	19,000	525,091
Canon, Inc.	61,700	1,678,111
#Canon, Inc., Sponsored ADR	68,669	1,849,943
Capcom Co., Ltd.	117,500	1,957,400
Career Design Center Co., Ltd.	2,800	32,348
#Careerlink Co., Ltd.	5,200	82,941
Carlit Holdings Co., Ltd.	17,300	126,756
#Carta Holdings, Inc.	3,800	42,693
Casio Computer Co., Ltd.	41,200	345,068
Cawachi, Ltd.	13,900	251,563
#CDS Co., Ltd.	4,000	45,398
Celsys, Inc.	22,557	119,404
Central Glass Co., Ltd.	18,300	325,612
Central Japan Railway Co.	59,340	1,363,917
Central Security Patrols Co., Ltd.	4,950	84,490
Central Sports Co., Ltd.	2,500	38,906
Ceres, Inc.	3,600	38,890
#Change Holdings, Inc.	35,900	271,021
Charm Care Corp. KK	14,000	134,070
Chiba Bank, Ltd. (The)	141,900	1,203,803
Chiba Kogyo Bank, Ltd. (The)	53,700	370,933
#Chikaranomoto Holdings Co., Ltd.	5,800	62,583
Chilled & Frozen Logistics Holdings Co., Ltd.	10,400	220,735
Chimney Co., Ltd.	2,100	17,201
Chino Corp.	2,500	45,198
Chiyoda Corp.	84,000	233,267

31

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Chori Co., Ltd.	9,200	$206,081
Choushimaru Co., Ltd.	900	11,324
Chubu Electric Power Co., Inc.	135,900	1,748,785
Chubu Shiryo Co., Ltd.	14,502	111,416
Chuetsu Pulp & Paper Co., Ltd.	5,300	57,559
Chugai Pharmaceutical Co., Ltd.	126,400	4,056,302
Chugin Financial Group, Inc.	139,100	1,173,862
Chugoku Electric Power Co., Inc. (The)	127,700	880,872
Chugoku Marine Paints, Ltd.	32,300	424,878
CI Takiron Corp.	36,400	151,276
Citizen Watch Co., Ltd.	265,100	1,765,480
CKD Corp.	55,700	1,057,969
CK-San-Etsu Co., Ltd.	3,300	83,147
CMK Corp.	51,500	197,668
Coca-Cola Bottlers Japan Holdings, Inc.	72,000	1,010,924
#Colowide Co., Ltd.	57,100	780,129
Computer Engineering & Consulting, Ltd.	18,500	214,196
COMSYS Holdings Corp.	83,800	1,964,999
Comture Corp.	19,000	233,991
Concordia Financial Group, Ltd.	431,500	2,335,389
Copro-Holdings Co., Ltd.	4,900	49,291
*Core Concept Technologies, Inc.	5,400	78,925
Core Corp.	1,800	22,190
Cosel Co., Ltd.	19,200	180,208
Cosmo Energy Holdings Co., Ltd.	51,800	2,491,496
Cosmos Initia Co., Ltd.	8,700	47,822
#Cosmos Pharmaceutical Corp.	10,900	1,007,816
Cota Co., Ltd.	11,128	100,061
#CRE, Inc.	10,200	92,495
Create Restaurants Holdings, Inc.	115,100	795,786
Create SD Holdings Co., Ltd.	21,400	464,404
Creek & River Co., Ltd.	9,100	96,225
Cresco, Ltd.	3,900	49,889
Cross Cat Co., Ltd.	4,700	39,126
*CrowdWorks, Inc.	2,100	17,962
CTI Engineering Co., Ltd.	11,100	339,281
CTS Co., Ltd.	14,700	69,126
Curves Holdings Co., Ltd.	37,700	178,240
*Cyber Security Cloud, Inc.	4,500	77,209
CyberAgent, Inc.	47,230	297,039
#CYBERDYNE, Inc.	81,200	104,748
Cybozu, Inc.	20,900	213,961
Dai Nippon Toryo Co., Ltd.	9,700	73,475
Daicel Corp.	214,700	2,006,950
Dai-Dan Co., Ltd.	30,700	546,051
Daido Metal Co., Ltd.	39,500	155,876
Daido Steel Co., Ltd.	128,500	1,423,287
Daifuku Co., Ltd.	70,800	1,467,605
#Daihatsu Diesel Manufacturing Co., Ltd.	15,900	158,328
Daihen Corp.	10,600	650,691
#Daiho Corp.	2,800	58,717
Daiichi Jitsugyo Co., Ltd.	10,600	139,636
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	8,000	48,295
Dai-ichi Life Holdings, Inc.	135,300	3,137,354
Daiichi Sankyo Co., Ltd.	47,000	1,602,059
Daiichikosho Co., Ltd.	3,200	37,477
Daiken Medical Co., Ltd.	6,300	22,059
Daiki Aluminium Industry Co., Ltd.	26,000	220,405

32

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Daikin Industries, Ltd.	37,000	$5,112,732
Daikoku Denki Co., Ltd.	3,500	80,625
Daikokutenbussan Co., Ltd.	4,500	231,055
Daikyonishikawa Corp.	40,400	186,385
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,229	95,764
Daio Paper Corp.	55,800	401,750
Daiseki Co., Ltd.	29,000	553,776
Daishi Hokuetsu Financial Group, Inc.	24,100	692,991
Daishinku Corp.	21,200	114,376
Daisue Construction Co., Ltd.	4,900	50,288
Daito Pharmaceutical Co., Ltd.	12,440	199,606
Daito Trust Construction Co., Ltd.	15,300	1,644,581
Daitron Co., Ltd.	8,600	184,990
Daiwa House Industry Co., Ltd.	195,200	5,507,502
Daiwa Securities Group, Inc.	359,800	2,656,802
Daiwabo Holdings Co., Ltd.	73,600	1,284,779
DCM Holdings Co., Ltd.	90,600	841,144
#*DD GROUP Co., Ltd.	6,500	52,664
Dear Life Co., Ltd.	25,100	164,127
Denka Co., Ltd.	80,100	1,190,315
Denso Corp.	190,800	3,263,357
#Dentsu Group, Inc.	46,800	1,269,591
Dentsu Soken, Inc.	18,400	613,860
Dexerials Corp.	49,100	1,858,040
DIC Corp.	81,400	1,528,788
Digital Arts, Inc.	3,900	105,204
Digital Hearts Holdings Co., Ltd.	4,200	25,755
Digital Information Technologies Corp.	6,300	69,900
dip Corp.	26,365	448,171
Disco Corp.	7,600	2,211,928
DKS Co., Ltd.	5,400	112,554
DMG Mori Co., Ltd.	131,700	3,546,815
Double Standard, Inc.	5,600	63,486
Doutor Nichires Holdings Co., Ltd.	41,400	555,631
Dowa Holdings Co., Ltd.	56,200	2,113,147
#*Drecom Co., Ltd.	6,400	43,273
DTS Corp.	21,000	577,161
DyDo Group Holdings, Inc.	18,200	316,084
Eagle Industry Co., Ltd.	21,400	249,405
Earth Corp.	5,700	159,375
East Japan Railway Co.	83,200	1,529,550
#EAT&HOLDINGS Co., Ltd.	4,600	57,995
Ebara Corp.	46,700	3,890,554
Ebara Foods Industry, Inc.	3,800	69,328
Ebara Jitsugyo Co., Ltd.	3,300	70,985
Ebase Co., Ltd.	15,800	68,074
Eco’s Co., Ltd.	3,600	53,738
EDION Corp.	61,400	635,986
eGuarantee, Inc.	17,000	186,998
Ehime Bank, Ltd. (The)	25,100	187,734
Eidai Co., Ltd.	17,000	28,412
Eiken Chemical Co., Ltd.	25,400	323,623
Eisai Co., Ltd.	10,400	429,707
Elan Corp.	24,700	142,834
Elecom Co., Ltd.	18,300	173,970
Electric Power Development Co., Ltd.	48,900	833,256
Elematec Corp.	14,000	171,703
EM Systems Co., Ltd.	9,000	37,861

33

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
en Japan, Inc.	19,700	$329,366
Endo Lighting Corp.	9,800	89,179
ENEOS Holdings, Inc.	1,876,700	8,716,551
Enomoto Co., Ltd.	3,800	38,419
#*eRex Co., Ltd.	12,600	66,937
ERI Holdings Co., Ltd.	2,400	34,483
ES-Con Japan, Ltd.	44,300	292,490
#Eslead Corp.	5,700	123,334
ESPEC Corp.	13,500	254,532
Eternal Hospitality Group Co., Ltd.	5,300	135,729
Exedy Corp.	39,200	721,151
EXEO Group, Inc.	204,000	2,230,369
Ezaki Glico Co., Ltd.	50,700	1,312,887
F&M Co., Ltd.	1,800	25,016
FALCO HOLDINGS Co., Ltd.	4,200	59,278
Fancl Corp.	11,200	131,135
FANUC Corp.	28,700	843,866
Fast Retailing Co., Ltd.	20,000	5,280,717
*FDK Corp.	2,500	12,042
Feed One Co., Ltd.	13,300	87,137
Ferrotec Holdings Corp.	46,286	888,277
#Fibergate, Inc.	4,300	30,741
FIDEA Holdings Co., Ltd.	15,700	153,144
Financial Partners Group Co., Ltd.	72,600	1,021,424
FINDEX, Inc.	10,500	68,859
*Fintech Global, Inc.	131,400	71,810
First Bank of Toyama, Ltd. (The)	79,000	467,880
Fixstars Corp.	17,500	220,967
Focus Systems Corp.	3,000	23,258
Food & Life Cos., Ltd.	99,300	1,893,682
Forum Engineering, Inc.	14,100	84,493
#Forval Corp.	2,600	21,611
Foster Electric Co., Ltd.	16,300	130,201
FP Corp.	40,900	660,160
#France Bed Holdings Co., Ltd.	23,900	183,770
Freebit Co., Ltd.	4,900	44,994
Freund Corp.	5,600	29,358
Frontier Management, Inc.	1,200	11,675
#F-Tech, Inc.	14,400	66,526
FTGroup Co., Ltd.	1,400	10,987
Fudo Tetra Corp.	11,900	177,103
Fuji Co., Ltd.	8,600	105,037
Fuji Corp.	9,000	104,947
Fuji Corp.	62,500	1,055,667
Fuji Corp., Ltd.	10,500	49,776
Fuji Electric Co., Ltd.	37,600	2,358,766
Fuji Furukawa Engineering & Construction Co., Ltd.	100	4,016
#Fuji Kosan Co., Ltd.	900	10,277
Fuji Kyuko Co., Ltd.	700	15,013
#Fuji Oil Co., Ltd.	30,100	92,195
Fuji Oil Holdings, Inc.	31,800	469,023
Fuji Pharma Co., Ltd.	12,500	126,299
Fuji Seal International, Inc.	46,000	592,521
Fuji Soft, Inc.	12,800	503,492
Fujibo Holdings, Inc.	4,700	124,694
Fujicco Co., Ltd.	14,315	172,746
FUJIFILM Holdings Corp.	74,700	1,603,037
Fujikura Composites, Inc.	17,300	161,275

34

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Fujikura, Ltd.	280,000	$4,853,938
Fujimi, Inc.	24,000	525,403
Fujimori Kogyo Co., Ltd.	6,600	179,506
*Fujio Food Group, Inc.	13,900	127,460
Fujisash Co., Ltd.	15,100	8,732
*Fujita Kanko, Inc.	5,300	224,643
Fujitsu General, Ltd.	26,900	348,547
Fujitsu, Ltd.	289,000	4,472,783
Fujiya Co., Ltd.	4,600	72,523
FuKoKu Co., Ltd.	6,800	81,368
#Fukuda Corp.	3,300	115,127
Fukuda Denshi Co., Ltd.	12,700	528,612
Fukui Bank, Ltd. (The)	7,962	96,385
Fukui Computer Holdings, Inc.	7,300	114,302
Fukuoka Financial Group, Inc.	73,400	1,957,613
Fukushima Galilei Co., Ltd.	5,200	208,178
Fukuyama Transporting Co., Ltd.	11,400	276,732
FULLCAST Holdings Co., Ltd.	10,700	103,352
Fumakilla, Ltd.	4,400	32,910
Funai Soken Holdings, Inc.	27,800	422,216
Furukawa Battery Co., Ltd. (The)	10,900	72,521
Furukawa Co., Ltd.	25,800	328,720
Furukawa Electric Co., Ltd.	83,200	1,790,731
Furuno Electric Co., Ltd.	22,200	296,677
Furuya Metal Co., Ltd.	4,300	302,488
#Furyu Corp.	14,000	107,470
Fuso Chemical Co., Ltd.	16,400	424,160
#Fuso Pharmaceutical Industries, Ltd.	3,200	45,469
Futaba Industrial Co., Ltd.	58,600	345,944
Future Corp.	29,200	296,147
G-7 Holdings, Inc.	13,900	123,220
*GA Technologies Co., Ltd.	19,300	164,344
Gakken Holdings Co., Ltd.	34,000	198,341
Gakkyusha Co., Ltd.	2,300	31,804
Gecoss Corp.	7,392	48,571
#Genki Sushi Co., Ltd.	7,400	139,710
Genky DrugStores Co., Ltd.	5,600	206,043
Geo Holdings Corp.	26,200	330,486
Gift Holdings, Inc.	5,300	101,039
#*giftee, Inc.	2,801	21,199
#Gig Works, Inc.	5,500	20,446
Giken, Ltd.	7,000	87,186
GL Sciences, Inc.	900	16,048
GLOBERIDE, Inc.	13,800	176,353
Glory, Ltd.	39,100	708,131
#GMO Financial Gate, Inc.	2,400	108,131
GMO Financial Holdings, Inc.	39,500	189,512
GMO GlobalSign Holdings KK	3,300	56,872
GMO Payment Gateway, Inc.	20,400	950,483
*GNI Group, Ltd.	42,500	672,751
Godo Steel, Ltd.	10,900	367,108
*Gokurakuyu Holdings Co., Ltd.	8,500	21,714
Goldwin, Inc.	10,421	635,730
Grandy House Corp.	14,100	54,388
Greens Co., Ltd.	4,100	58,335
gremz, Inc.	6,801	92,486
GS Yuasa Corp.	92,700	1,755,742
GSI Creos Corp.	7,200	103,174

35

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
G-Tekt Corp.	22,800	$312,664
Gunma Bank, Ltd. (The)	325,300	1,984,895
Gunze, Ltd.	17,300	589,254
H.U. Group Holdings, Inc.	33,600	512,973
H2O Retailing Corp.	112,900	1,280,631
Hachijuni Bank, Ltd. (The)	393,742	2,637,207
Hagihara Industries, Inc.	11,000	108,836
Hagiwara Electric Holdings Co., Ltd.	7,700	213,338
Hakudo Co., Ltd.	2,500	44,959
Hakuhodo DY Holdings, Inc.	141,489	1,324,394
Hakuto Co., Ltd.	10,300	357,373
Halows Co., Ltd.	7,200	211,610
Hamakyorex Co., Ltd.	10,000	247,514
Hamamatsu Photonics KK	21,418	790,900
Hamee Corp.	2,200	16,259
Hankyu Hanshin Holdings, Inc.	78,500	2,062,206
Hanwa Co., Ltd.	28,100	1,089,251
Happinet Corp.	13,900	270,289
Hard Off Corp. Co., Ltd.	9,600	105,965
Harima Chemicals Group, Inc.	6,400	36,399
#Harmonic Drive Systems, Inc.	9,800	249,102
Haseko Corp.	199,200	2,410,805
Hashimoto Sogyo Holdings Co., Ltd.	4,500	38,404
Hazama Ando Corp.	130,700	978,392
Heiwa Corp.	40,300	506,295
Heiwa Real Estate Co., Ltd.	11,500	319,353
Heiwado Co., Ltd.	26,846	414,210
*Hennge KK	14,900	97,620
Hibino Corp.	1,700	21,692
Hiday Hidaka Corp.	16,200	288,865
*Hino Motors, Ltd.	261,801	766,446
#Hioki EE Corp.	6,200	249,395
Hirakawa Hewtech Corp.	7,900	67,873
Hirata Corp.	7,800	352,416
Hirogin Holdings, Inc.	297,600	2,149,286
Hirose Electric Co., Ltd.	7,100	756,855
Hirose Tusyo, Inc.	1,000	21,097
Hiroshima Gas Co., Ltd.	20,900	51,000
#*HIS Co., Ltd.	16,600	185,763
Hitachi Construction Machinery Co., Ltd.	56,300	1,623,547
Hitachi Zosen Corp.	226,100	1,761,501
Hitachi, Ltd.	221,500	20,578,464
Hochiki Corp.	2,800	43,041
Hodogaya Chemical Co., Ltd.	3,400	100,683
Hogy Medical Co., Ltd.	24,400	577,574
#Hokkaido Coca-Cola Bottling Co., Ltd.	1,200	20,269
Hokkaido Electric Power Co., Inc.	73,500	524,049
Hokkaido Gas Co., Ltd.	5,900	115,477
Hokkan Holdings, Ltd.	4,359	50,137
#Hokko Chemical Industry Co., Ltd.	16,100	160,524
Hokkoku Financial Holdings, Inc.	20,800	671,458
#Hokuetsu Corp.	82,300	701,327
Hokuetsu Industries Co., Ltd.	13,200	169,608
Hokuhoku Financial Group, Inc.	117,000	1,441,264
Hokuriku Electric Industry Co., Ltd.	2,700	23,317
Hokuriku Electric Power Co.	88,100	518,808
Hokuto Corp.	11,700	136,060
Honda Motor Co., Ltd.	428,900	4,938,626

36

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Honda Motor Co., Ltd., Sponsored ADR	161,986	$5,505,904
H-One Co., Ltd.	24,800	109,214
Honeys Holdings Co., Ltd.	19,400	210,439
Hoosiers Holdings Co., Ltd.	25,700	178,503
Horiba, Ltd.	28,200	2,777,619
Hoshizaki Corp.	9,700	336,000
Hosokawa Micron Corp.	8,700	244,362
Hotland Co., Ltd.	5,300	73,018
House Foods Group, Inc.	38,407	758,304
#Howa Machinery, Ltd.	8,600	43,337
Hoya Corp.	50,600	5,938,945
HPC Systems, Inc.	600	8,144
HS Holdings Co., Ltd.	5,801	35,536
#Hulic Co., Ltd.	196,800	1,823,369
Hyakugo Bank, Ltd. (The)	317,100	1,309,789
Hyakujushi Bank, Ltd. (The)	26,400	485,506
#I K K Holdings, Inc.	10,200	50,428
Ibiden Co., Ltd.	28,600	1,107,542
IBJ, Inc.	15,500	53,779
Ichibanya Co., Ltd.	29,600	205,027
Ichigo, Inc.	89,200	241,472
Ichiken Co., Ltd.	2,200	33,553
Ichikoh Industries, Ltd.	35,800	121,938
Ichinen Holdings Co., Ltd.	12,600	138,999
Ichiyoshi Securities Co., Ltd.	29,600	154,240
ID Holdings Corp.	4,900	45,492
IDEA Consultants, Inc.	1,800	27,326
Idec Corp.	30,100	533,466
Idemitsu Kosan Co., Ltd.	564,845	3,856,804
IDOM, Inc.	71,600	635,170
#IG Port, Inc.	1,300	34,531
IHI Corp.	57,500	1,383,742
Iida Group Holdings Co., Ltd.	84,800	1,087,718
Iino Kaiun Kaisha, Ltd.	114,900	923,639
I’ll, Inc.	6,300	108,453
IMAGICA GROUP, Inc.	11,601	44,748
Imasen Electric Industrial	10,400	42,098
Imuraya Group Co., Ltd.	5,053	78,734
Inaba Denki Sangyo Co., Ltd.	13,500	316,128
Inaba Seisakusho Co., Ltd.	6,100	69,774
Inabata & Co., Ltd.	38,500	787,786
Inageya Co., Ltd.	1,800	14,561
I-Net Corp.	6,100	78,690
Infocom Corp.	12,700	217,901
#Infomart Corp.	16,200	38,296
INFRONEER Holdings, Inc.	107,100	951,115
Inpex Corp.	401,500	6,104,208
Insource Co., Ltd.	32,500	159,645
Intage Holdings, Inc.	3,200	29,872
*Integrated Design & Engineering Holdings Co., Ltd.	8,400	249,547
Intelligent Wave, Inc.	5,000	36,190
Inter Action Corp.	7,100	69,978
Internet Initiative Japan, Inc.	55,500	945,896
Inui Global Logistics Co., Ltd.	7,100	49,675
I-PEX, Inc.	12,400	140,339
#IPS, Inc.	3,100	45,683
IR Japan Holdings, Ltd.	6,700	51,177
Iriso Electronics Co., Ltd.	19,301	378,992

37

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
I’rom Group Co., Ltd.	3,600	$41,453
ISB Corp.	6,700	54,923
#Ise Chemicals Corp.	1,100	130,785
Iseki & Co., Ltd.	13,800	90,413
Isetan Mitsukoshi Holdings, Ltd.	155,500	2,196,160
Ishihara Sangyo Kaisha, Ltd.	43,100	500,663
Ishizuka Glass Co., Ltd.	700	12,108
#*Istyle, Inc.	50,500	170,724
Isuzu Motors, Ltd.	422,900	5,373,422
#ITmedia, Inc.	8,300	95,730
Ito En, Ltd.	53,800	1,309,402
#ITOCHU Corp.	300,700	13,635,784
Itochu Enex Co., Ltd.	61,900	600,257
Itochu-Shokuhin Co., Ltd.	3,200	152,105
Itoham Yonekyu Holdings, Inc.	17,870	467,290
Itoki Corp.	46,000	551,597
IwaiCosmo Holdings, Inc.	17,900	264,465
Iwaki Co., Ltd.	8,000	130,397
Iwatani Corp.	31,400	1,789,240
Iyogin Holdings, Inc.	286,100	2,192,588
Izumi Co., Ltd.	24,200	563,459
J Front Retailing Co., Ltd.	199,700	1,746,812
J Trust Co., Ltd.	72,100	206,635
JAC Recruitment Co., Ltd.	60,800	294,795
#*Jade Group, Inc.	7,300	71,671
#JALCO Holdings, Inc.	12,400	27,579
JANOME Corp.	10,800	45,914
Japan Airlines Co., Ltd.	89,600	1,593,971
Japan Airport Terminal Co., Ltd.	31,900	1,131,344
Japan Aviation Electronics Industry, Ltd.	35,800	577,841
Japan Business Systems, Inc.	3,100	25,117
Japan Cash Machine Co., Ltd.	10,100	87,095
#*Japan Communications, Inc.	123,900	156,681
Japan Electronic Materials Corp.	8,700	143,632
Japan Elevator Service Holdings Co., Ltd.	48,200	753,790
Japan Exchange Group, Inc.	190,900	4,496,974
Japan Investment Adviser Co., Ltd.	22,000	152,385
Japan Lifeline Co., Ltd.	49,000	362,755
Japan Material Co., Ltd.	39,600	567,206
Japan Medical Dynamic Marketing, Inc.	14,300	61,338
Japan Post Holdings Co., Ltd.	184,100	1,767,706
Japan Post Insurance Co., Ltd.	38,200	716,470
Japan Property Management Center Co., Ltd.	8,400	70,727
Japan Pulp & Paper Co., Ltd.	4,200	146,792
Japan Securities Finance Co., Ltd.	80,500	820,014
Japan Steel Works, Ltd. (The)	47,000	1,149,874
Japan System Techniques Co., Ltd.	6,800	72,725
Japan Tobacco, Inc.	249,300	6,724,993
Japan Transcity Corp.	8,200	37,883
Japan Wool Textile Co., Ltd. (The)	48,500	420,694
JBCC Holdings, Inc.	7,800	165,551
JCR Pharmaceuticals Co., Ltd.	59,500	308,153
JCU Corp.	15,900	381,927
JDC Corp.	24,800	81,477
JEOL, Ltd.	39,500	1,582,360
JFE Holdings, Inc.	305,500	4,583,519
JFE Systems, Inc.	1,400	32,917
Jichodo Co., Ltd.	200	17,196

38

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#*Jimoto Holdings, Inc.	12,000	$34,925
JINS Holdings, Inc.	9,100	192,276
JINUSHI Co., Ltd.	16,000	259,778
JK Holdings Co., Ltd.	1,400	9,519
J-Lease Co., Ltd.	5,100	40,705
JM Holdings Co., Ltd.	13,500	226,909
JMS Co., Ltd.	10,745	36,462
#*Joban Kosan Co., Ltd.	1,400	10,765
J-Oil Mills, Inc.	18,900	237,684
Joshin Denki Co., Ltd.	19,300	312,254
Joyful Honda Co., Ltd.	28,800	411,049
JP-Holdings, Inc.	45,600	131,846
JSB Co., Ltd.	6,200	115,557
JSP Corp.	11,100	164,350
JTEKT Corp.	136,900	1,064,821
Juki Corp.	19,313	66,150
Juroku Financial Group, Inc.	17,800	536,720
Justsystems Corp.	22,401	394,169
JVCKenwood Corp.	227,900	1,164,373
Kadokawa Corp.	13,700	251,643
Kadoya Sesame Mills, Inc.	900	20,875
Kaga Electronics Co., Ltd.	18,500	734,757
Kagome Co., Ltd.	29,700	760,972
Kajima Corp.	100,600	1,938,930
Kakaku.com, Inc.	99,500	1,152,977
Kakiyasu Honten Co., Ltd.	5,200	90,805
#Kamakura Shinsho, Ltd.	11,900	40,457
Kameda Seika Co., Ltd.	3,400	89,880
Kamei Corp.	22,000	284,638
Kamigumi Co., Ltd.	44,500	963,438
Kanaden Corp.	10,700	105,936
Kanagawa Chuo Kotsu Co., Ltd.	4,100	79,986
Kanamic Network Co., Ltd.	17,300	56,947
#Kanamoto Co., Ltd.	37,400	631,949
Kandenko Co., Ltd.	112,600	1,258,624
Kaneka Corp.	41,900	1,089,270
Kaneko Seeds Co., Ltd.	7,000	63,521
Kanematsu Corp.	45,000	734,630
Kanemi Co., Ltd.	500	10,136
Kanro, Inc.	5,000	71,966
Kansai Electric Power Co., Inc. (The)	153,800	2,305,070
#Kansai Food Market, Ltd.	8,100	100,629
Kansai Paint Co., Ltd.	80,700	1,058,974
Kanto Denka Kogyo Co., Ltd.	44,000	302,532
Kao Corp.	61,900	2,566,629
*Kaonavi, Inc.	2,900	26,813
Kappa Create Co., Ltd.	2,700	27,641
Kasumigaseki Capital Co., Ltd.	1,100	103,803
Katitas Co., Ltd.	40,000	486,512
Kato Sangyo Co., Ltd.	9,100	265,138
Kato Works Co., Ltd.	7,700	67,867
KAWADA TECHNOLOGIES, Inc.	10,100	193,509
Kawai Musical Instruments Manufacturing Co., Ltd.	2,200	52,356
Kawasaki Heavy Industries, Ltd.	109,500	3,407,502
KDDI Corp.	333,300	9,319,226
#KeePer Technical Laboratory Co., Ltd.	13,100	375,856
Keihan Holdings Co., Ltd.	50,100	1,051,252
Keihanshin Building Co., Ltd.	12,800	128,679

39

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Keikyu Corp.	62,400	$497,646
Keio Corp.	21,200	520,418
Keisei Electric Railway Co., Ltd.	20,000	748,959
#KEIWA, Inc.	12,400	87,308
Keiyo Bank, Ltd. (The)	115,700	571,276
Kenko Mayonnaise Co., Ltd.	5,700	81,861
Kewpie Corp.	38,700	782,042
Keyence Corp.	12,700	5,673,498
KeyHolder, Inc.	7,200	43,878
KFC Holdings Japan, Ltd.	12,900	419,712
KH Neochem Co., Ltd.	34,200	526,806
Kibun Foods, Inc.	8,500	62,549
Kikkoman Corp.	103,200	1,237,823
Kimura Chemical Plants Co., Ltd.	11,400	55,419
Kimura Unity Co., Ltd.	3,200	37,335
#King Jim Co., Ltd.	7,100	40,155
Kinki Sharyo Co., Ltd. (The)	2,300	33,748
Kintetsu Department Store Co., Ltd.	4,500	62,682
Kintetsu Group Holdings Co., Ltd.	30,600	788,504
Kirin Holdings Co., Ltd.	205,900	3,010,027
Ki-Star Real Estate Co., Ltd.	5,900	143,221
Kitagawa Corp.	3,500	34,407
Kita-Nippon Bank, Ltd. (The)	5,873	93,526
Kitz Corp.	74,400	635,425
Kiyo Bank, Ltd. (The)	90,400	1,040,348
#*KLab, Inc.	29,800	46,206
#*KNT-CT Holdings Co., Ltd.	8,700	70,047
Koa Corp.	29,801	308,681
Koatsu Gas Kogyo Co., Ltd.	16,800	92,666
Kobayashi Pharmaceutical Co., Ltd.	3,100	110,238
Kobe Bussan Co., Ltd.	45,500	990,293
Kobe Steel, Ltd.	244,500	3,004,104
Koei Tecmo Holdings Co., Ltd.	56,900	533,330
Kohnan Shoji Co., Ltd.	19,100	541,327
Kohsoku Corp.	1,700	23,680
Koito Manufacturing Co., Ltd.	89,100	1,203,740
#Kojima Co., Ltd.	33,100	171,637
Kokuyo Co., Ltd.	48,400	830,272
Komatsu, Ltd.	333,900	10,089,248
KOMEDA Holdings Co., Ltd.	53,000	872,977
#Komehyo Holdings Co., Ltd.	6,400	151,698
Komeri Co., Ltd.	19,600	475,163
Konaka Co., Ltd.	8,400	20,978
Konami Group Corp.	18,800	1,141,392
Kondotec, Inc.	4,800	39,043
Konica Minolta, Inc.	482,100	1,608,379
Konishi Co., Ltd.	45,300	386,604
Konoike Transport Co., Ltd.	26,100	378,982
Konoshima Chemical Co., Ltd.	6,800	66,114
Kosaido Holdings Co., Ltd.	46,500	215,709
Kose Corp.	9,000	466,228
Koshidaka Holdings Co., Ltd.	31,235	172,089
Kotobuki Spirits Co., Ltd.	86,500	896,249
Kozo Keikaku Engineering, Inc.	1,100	27,751
KPP Group Holdings Co., Ltd.	49,100	232,450
#Krosaki Harima Corp.	22,000	476,726
KRS Corp.	13,233	98,555
K’s Holdings Corp.	202,300	1,947,603

40

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
KU Holdings Co., Ltd.	10,700	$78,534
#Kubota Corp.	128,419	2,077,276
Kumagai Gumi Co., Ltd.	22,900	604,642
Kumiai Chemical Industry Co., Ltd.	82,226	420,104
#Kura Sushi, Inc.	1,400	43,637
Kurabo Industries, Ltd.	12,200	288,012
Kuraray Co., Ltd.	254,200	2,820,406
Kureha Corp.	29,700	531,095
Kurimoto, Ltd.	6,300	168,344
Kurita Water Industries, Ltd.	53,500	2,140,136
Kuriyama Holdings Corp.	9,430	83,415
Kushikatsu Tanaka Holdings Co.	3,300	35,461
Kusuri no Aoki Holdings Co., Ltd.	39,800	746,606
KYB Corp.	22,100	756,960
Kyodo Printing Co., Ltd.	3,100	64,713
Kyoei Steel, Ltd.	28,600	409,467
Kyokuto Boeki Kaisha, Ltd.	7,000	86,785
Kyokuto Kaihatsu Kogyo Co., Ltd.	35,400	579,258
Kyokuyo Co., Ltd.	8,200	188,110
Kyorin Pharmaceutical Co., Ltd.	30,600	357,598
#KYORITSU Co., Ltd.	2,000	2,148
Kyoritsu Maintenance Co., Ltd.	45,000	964,255
Kyosan Electric Manufacturing Co., Ltd.	12,700	41,563
Kyoto Financial Group, Inc.	78,000	1,393,804
Kyowa Kirin Co., Ltd.	34,301	577,405
Kyudenko Corp.	30,500	1,269,888
Kyushu Electric Power Co., Inc.	143,900	1,341,018
Kyushu Financial Group, Inc.	324,800	2,185,767
Kyushu Railway Co.	45,900	988,499
LA Holdings Co., Ltd.	4,200	126,909
LAC Co., Ltd.	2,200	11,310
Lacto Japan Co., Ltd.	6,700	111,124
LAND Co., Ltd.	411,700	18,314
#*Laox Holdings Co., Ltd.	6,600	9,688
Lasertec Corp.	13,400	2,946,271
Lawson, Inc.	13,526	887,465
LEC, Inc.	7,200	50,695
Leopalace21 Corp.	162,700	541,765
Life Corp.	23,000	576,590
Lifedrink Co., Inc.	6,800	217,355
#*LIFENET INSURANCE Co.	46,300	411,909
LIFULL Co., Ltd.	56,800	59,917
#LIKE, Inc.	8,100	88,173
Link And Motivation, Inc.	35,800	114,203
Lintec Corp.	39,600	792,679
Lion Corp.	170,999	1,537,051
LITALICO, Inc.	6,100	71,247
Lixil Corp.	206,778	2,229,862
Loadstar Capital KK	6,000	130,016
Look Holdings, Inc.	2,700	51,438
LY Corp.	425,200	1,035,136
M&A Capital Partners Co., Ltd.	12,538	170,026
M3, Inc.	66,671	716,640
Mabuchi Motor Co., Ltd.	83,800	1,302,544
Macnica Holdings, Inc.	37,400	1,672,679
Macromill, Inc.	25,200	118,181
Maeda Kosen Co., Ltd.	17,500	384,774
Maezawa Industries, Inc.	8,100	65,679

41

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Makino Milling Machine Co., Ltd.	18,711	$756,216
Makita Corp.	49,100	1,436,198
#Management Solutions Co., Ltd.	6,100	66,944
Mandom Corp.	41,800	345,312
Mani, Inc.	42,300	491,907
MarkLines Co., Ltd.	9,000	170,832
Marubeni Corp.	200,400	3,596,286
Marubun Corp.	17,200	159,469
Marudai Food Co., Ltd.	15,400	158,634
Maruha Nichiro Corp.	31,700	619,033
Marui Group Co., Ltd.	109,200	1,678,612
#MARUKA FURUSATO Corp.	14,400	221,813
Maruwa Co., Ltd.	3,700	788,835
Maruyama Manufacturing Co., Inc.	700	10,987
Maruzen CHI Holdings Co., Ltd.	10,000	20,970
Maruzen Showa Unyu Co., Ltd.	3,300	98,875
Marvelous, Inc.	16,700	71,739
Matching Service Japan Co., Ltd.	4,200	32,428
Matsuda Sangyo Co., Ltd.	11,800	206,059
Matsui Securities Co., Ltd.	109,000	559,667
MatsukiyoCocokara & Co.	42,000	599,714
#Matsuoka Corp.	2,200	20,831
Matsuya Co., Ltd.	15,800	90,363
Matsuyafoods Holdings Co., Ltd.	3,000	106,949
Max Co., Ltd.	9,200	206,374
Maxell, Ltd.	64,600	641,218
Maxvalu Tokai Co., Ltd.	5,300	104,407
Mazda Motor Corp.	370,300	4,245,043
McDonald’s Holdings Co Japan, Ltd.	26,600	1,173,094
MCJ Co., Ltd.	68,400	600,263
Mebuki Financial Group, Inc.	598,100	2,123,461
#MEC Co., Ltd.	13,900	367,451
Media Do Co., Ltd.	7,499	64,904
Medical Data Vision Co., Ltd.	15,200	56,409
Medical System Network Co., Ltd.	22,500	90,649
Medipal Holdings Corp.	113,200	1,776,786
Medius Holdings Co., Ltd.	6,300	31,107
*Medley, Inc.	2,600	60,471
MedPeer, Inc.	11,500	50,424
Megachips Corp.	17,000	398,627
Megmilk Snow Brand Co., Ltd.	31,200	504,783
Meidensha Corp.	46,100	1,028,253
Meiji Electric Industries Co., Ltd.	4,300	44,758
MEIJI Holdings Co., Ltd.	56,934	1,275,330
Meiji Shipping Group Co., Ltd.	15,500	76,729
Meiko Electronics Co., Ltd.	24,200	796,594
MEITEC Group Holdings, Inc.	54,800	1,027,816
Meiwa Corp.	18,500	78,648
Meiwa Estate Co., Ltd.	11,400	71,212
Melco Holdings, Inc.	4,100	89,496
Menicon Co., Ltd.	70,125	681,353
#*Mercari, Inc.	101,801	1,191,932
#*MetaReal Corp.	3,500	21,997
METAWATER Co., Ltd.	21,800	272,076
Micronics Japan Co., Ltd.	22,800	967,839
Midac Holdings Co., Ltd.	10,101	91,725
Mie Kotsu Group Holdings, Inc.	48,300	182,316
Mikuni Corp.	22,270	61,136

42

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Milbon Co., Ltd.	12,100	$238,901
MIMAKI ENGINEERING Co., Ltd.	16,300	127,612
#Mimasu Semiconductor Industry Co., Ltd.	22,400	523,827
MINEBEA MITSUMI, Inc.	135,500	2,567,237
Ministop Co., Ltd.	6,500	63,817
MIRAIT ONE Corp.	50,400	617,489
Mirarth Holdings, Inc.	83,000	255,279
Miroku Jyoho Service Co., Ltd.	11,600	125,240
MISUMI Group, Inc.	65,200	1,070,197
Mitani Sangyo Co., Ltd.	12,300	28,451
Mitsuba Corp.	35,400	327,759
Mitsubishi Chemical Group Corp.	985,900	5,773,246
Mitsubishi Corp.	590,700	13,588,371
Mitsubishi Electric Corp.	268,100	4,724,312
Mitsubishi Estate Co., Ltd.	149,061	2,754,548
Mitsubishi Gas Chemical Co., Inc.	79,200	1,406,440
Mitsubishi Heavy Industries, Ltd.	710,300	6,398,184
Mitsubishi Logisnext Co., Ltd.	38,500	383,373
Mitsubishi Logistics Corp.	73,400	2,443,635
Mitsubishi Materials Corp.	131,100	2,576,763
Mitsubishi Motors Corp.	485,309	1,537,051
#Mitsubishi Paper Mills, Ltd.	17,900	65,519
Mitsubishi Research Institute, Inc.	4,400	137,286
Mitsubishi Shokuhin Co., Ltd.	21,000	745,973
Mitsubishi Steel Manufacturing Co., Ltd.	14,100	123,559
Mitsubishi UFJ Financial Group, Inc.	1,828,700	18,354,981
Mitsuboshi Belting, Ltd.	14,400	443,351
Mitsui Chemicals, Inc.	79,900	2,286,847
Mitsui DM Sugar Holdings Co., Ltd.	15,700	305,789
#Mitsui E&S Co., Ltd.	689,300	7,507,770
Mitsui Fudosan Co., Ltd.	272,300	2,791,090
Mitsui High-Tec, Inc.	14,900	678,697
#Mitsui Matsushima Holdings Co., Ltd.	7,400	149,303
Mitsui Mining & Smelting Co., Ltd.	57,100	1,802,642
Mitsui-Soko Holdings Co., Ltd.	22,500	664,856
Mitsuuroko Group Holdings Co., Ltd.	17,600	151,322
Miura Co., Ltd.	25,108	398,403
Miyazaki Bank, Ltd. (The)	11,000	214,247
Miyoshi Oil & Fat Co., Ltd.	4,900	39,265
Mizuho Financial Group, Inc.	309,500	6,002,567
#Mizuho Medy Co., Ltd.	3,100	65,599
Mizuno Corp.	24,200	1,179,513
Mochida Pharmaceutical Co., Ltd.	17,802	360,870
Modec, Inc.	23,700	470,642
Monex Group, Inc.	107,700	561,205
#Monogatari Corp. (The)	40,000	1,087,917
#MonotaRO Co., Ltd.	70,900	860,991
MORESCO Corp.	2,600	21,429
Morinaga & Co., Ltd.	63,300	1,024,932
Morinaga Milk Industry Co., Ltd.	95,200	1,867,521
Moriroku Holdings Co., Ltd.	8,300	142,935
Morita Holdings Corp.	27,100	320,485
Morito Co., Ltd.	11,100	108,768
Morozoff, Ltd.	2,200	58,298
Mory Industries, Inc.	800	33,451
MrMax Holdings, Ltd.	15,100	62,755
MS&AD Insurance Group Holdings, Inc.	181,800	3,288,493
Mugen Estate Co., Ltd.	12,000	106,224

43

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
m-up Holdings, Inc.	23,600	$157,318
Murata Manufacturing Co., Ltd.	338,300	6,241,884
Musashi Seimitsu Industry Co., Ltd.	49,800	530,073
Musashino Bank, Ltd. (The)	34,000	668,700
Nabtesco Corp.	60,227	1,002,731
NAC Co., Ltd.	6,100	20,622
Nachi-Fujikoshi Corp.	14,400	312,496
Nafco Co., Ltd.	5,500	100,972
Nagano Keiki Co., Ltd.	12,800	194,483
Nagase & Co., Ltd.	83,600	1,450,044
Nagase Brothers, Inc.	900	10,764
Nagatanien Holdings Co., Ltd.	10,500	155,133
Nagoya Railroad Co., Ltd.	62,000	810,631
Naigai Tec Corp.	500	9,548
Nakabayashi Co., Ltd.	9,800	32,570
Nakamoto Packs Co., Ltd.	2,000	21,186
Nakamuraya Co., Ltd.	2,600	51,797
Nakanishi, Inc.	30,100	463,459
Nakayama Steel Works, Ltd.	40,700	237,426
#Namura Shipbuilding Co., Ltd.	53,876	675,483
Nankai Electric Railway Co., Ltd.	53,200	928,841
Nanto Bank, Ltd. (The)	30,300	585,340
Nanyo Corp.	4,200	33,549
Natori Co., Ltd.	2,100	28,384
NCD Co., Ltd.	1,000	11,400
NEC Corp.	63,300	4,625,870
NEC Networks & System Integration Corp.	49,200	819,453
Needs Well, Inc.	7,400	39,783
NET One Systems Co., Ltd.	80,300	1,348,922
*Net Protections Holdings, Inc.	47,600	66,848
New Art Holdings Co., Ltd.	4,000	41,814
Nexon Co., Ltd.	33,800	530,847
#Nextage Co., Ltd.	33,100	586,425
*NexTone, Inc.	1,300	9,690
NGK Insulators, Ltd.	168,800	2,308,376
NH Foods, Ltd.	50,400	1,660,623
NHK Spring Co., Ltd.	124,300	1,265,788
Nicca Chemical Co., Ltd.	3,600	22,923
Nice Corp.	2,039	22,507
Nichias Corp.	46,961	1,295,147
Nichiban Co., Ltd.	7,100	86,266
Nichicon Corp.	45,900	389,683
Nichiden Corp.	10,300	166,250
Nichiha Corp.	26,600	622,044
Nichimo Co., Ltd.	3,600	47,629
Nichirei Corp.	70,600	1,774,814
Nichirin Co., Ltd.	8,200	205,567
NIDEC Corp.	17,382	814,396
Nifco, Inc.	52,400	1,272,664
Nihon Chouzai Co., Ltd.	13,500	132,027
Nihon Dempa Kogyo Co., Ltd.	23,900	197,135
Nihon Denkei Co., Ltd.	1,400	20,506
Nihon Flush Co., Ltd.	15,400	89,543
Nihon House Holdings Co., Ltd.	24,200	47,980
Nihon Kohden Corp.	30,000	819,750
Nihon M&A Center Holdings, Inc.	283,201	1,561,911
Nihon Nohyaku Co., Ltd.	49,900	237,823
Nihon Plast Co., Ltd.	9,800	31,449

44

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nihon Shokuhin Kako Co., Ltd.	1,200	$26,308
#Nihon Yamamura Glass Co., Ltd.	5,000	45,754
Nikkiso Co., Ltd.	51,900	416,546
Nikko Co., Ltd.	12,656	59,836
Nikkon Holdings Co., Ltd.	41,103	809,705
Nikon Corp.	194,300	2,026,158
Nintendo Co., Ltd.	167,300	8,207,390
Nippi, Inc.	700	23,932
Nippn Corp.	36,700	567,880
Nippon Air Conditioning Services Co., Ltd.	4,700	26,970
Nippon Aqua Co., Ltd.	12,000	73,358
Nippon Avionics Co., Ltd.	1,000	57,637
Nippon Carbide Industries Co., Inc.	6,300	72,262
Nippon Carbon Co., Ltd.	6,800	240,689
Nippon Chemical Industrial Co., Ltd.	4,300	66,236
*Nippon Chemi-Con Corp.	16,100	163,491
#Nippon Coke & Engineering Co., Ltd.	159,500	131,764
Nippon Concept Corp.	6,200	71,351
Nippon Concrete Industries Co., Ltd.	38,283	98,040
*Nippon Denkai, Ltd.	1,600	12,211
Nippon Denko Co., Ltd.	105,000	208,178
Nippon Dry-Chemical Co., Ltd.	4,500	75,951
Nippon Electric Glass Co., Ltd.	86,000	2,135,176
NIPPON EXPRESS HOLDINGS, Inc.	49,900	2,557,706
Nippon Fine Chemical Co., Ltd.	700	10,832
Nippon Gas Co., Ltd.	87,100	1,421,363
Nippon Kanzai Holdings Co., Ltd.	1,400	23,095
Nippon Kayaku Co., Ltd.	88,900	726,498
Nippon Light Metal Holdings Co., Ltd.	77,500	923,903
Nippon Paint Holdings Co., Ltd.	78,800	508,508
Nippon Paper Industries Co., Ltd.	121,800	852,944
Nippon Parking Development Co., Ltd.	117,000	144,238
Nippon Pillar Packing Co., Ltd.	25,800	1,029,606
Nippon Rietec Co., Ltd.	6,500	54,358
Nippon Road Co., Ltd. (The)	23,100	278,319
Nippon Sanso Holdings Corp.	64,600	1,931,452
Nippon Seisen Co., Ltd.	6,300	53,406
Nippon Sharyo, Ltd.	3,174	48,730
*Nippon Sheet Glass Co., Ltd.	90,900	304,415
Nippon Shinyaku Co., Ltd.	40,300	1,117,588
Nippon Shokubai Co., Ltd.	83,600	797,139
Nippon Signal Company, Ltd.	34,700	225,137
Nippon Soda Co., Ltd.	14,100	518,788
Nippon Steel Corp.	294,900	6,635,789
Nippon Telegraph & Telephone Corp.	3,541,800	3,844,180
Nippon Thompson Co., Ltd.	53,400	222,267
Nippon Yakin Kogyo Co., Ltd.	16,700	496,654
Nipro Corp.	136,906	1,110,107
Nishimatsu Construction Co., Ltd.	27,100	786,660
Nishimatsuya Chain Co., Ltd.	36,700	512,608
Nishimoto Co., Ltd.	3,800	141,023
Nishi-Nippon Financial Holdings, Inc.	120,300	1,526,636
Nishi-Nippon Railroad Co., Ltd.	24,300	379,482
Nishio Holdings Co., Ltd.	20,500	524,990
Nissan Chemical Corp.	36,800	1,263,264
Nissan Motor Co., Ltd.	1,125,400	4,160,043
Nissan Tokyo Sales Holdings Co., Ltd.	25,600	89,962
Nissei ASB Machine Co., Ltd.	6,800	225,133

45

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nissei Plastic Industrial Co., Ltd.	5,300	$37,923
Nissha Co., Ltd.	42,500	458,854
Nisshin Oillio Group, Ltd. (The)	11,900	382,639
Nisshin Seifun Group, Inc.	124,700	1,629,226
Nisshinbo Holdings, Inc.	130,000	989,674
Nissin Corp.	8,700	172,491
Nissin Foods Holdings Co., Ltd.	19,800	529,082
Nisso Holdings Co., Ltd.	9,400	49,579
Nissui Corp.	338,000	2,036,828
Niterra Co., Ltd.	94,700	3,112,435
Nitori Holdings Co., Ltd.	16,800	2,268,077
Nitta Gelatin, Inc.	6,300	28,705
Nitto Boseki Co., Ltd.	16,900	615,366
Nitto Denko Corp.	50,700	4,210,905
Nitto Fuji Flour Milling Co., Ltd.	900	30,369
Nitto Kogyo Corp.	28,700	773,285
Nitto Seiko Co., Ltd.	11,622	45,568
Nittoc Construction Co., Ltd.	6,500	47,129
Nittoku Co., Ltd.	6,401	79,522
Noevir Holdings Co., Ltd.	9,915	328,893
NOF Corp.	126,800	1,710,650
Nohmi Bosai, Ltd.	5,100	78,040
Nojima Corp.	53,900	645,642
Nomura Holdings, Inc.	522,400	2,987,704
#Nomura Holdings, Inc., Sponsored ADR	455,837	2,602,829
#Nomura Micro Science Co., Ltd.	17,600	573,749
Nomura Real Estate Holdings, Inc.	34,400	969,054
Nomura Research Institute, Ltd.	94,200	2,295,663
Noritake Co., Ltd.	21,800	576,291
Noritz Corp.	25,600	290,220
North Pacific Bank, Ltd.	305,400	883,024
NPC, Inc.	5,600	30,818
NPR-RIKEN Corp.	29,944	553,155
#NS Solutions Corp.	11,200	366,536
NS Tool Co., Ltd.	1,700	10,003
NS United Kaiun Kaisha, Ltd.	12,200	369,415
NSD Co., Ltd.	55,500	1,089,791
NSK, Ltd.	242,800	1,339,400
NSW, Inc.	4,400	83,546
NTN Corp.	444,800	887,537
NTT Data Group Corp.	103,200	1,622,450
Oat Agrio Co., Ltd.	7,600	96,881
Obara Group, Inc.	5,700	149,595
Obayashi Corp.	178,000	1,993,048
OBIC Business Consultants Co., Ltd.	2,200	90,676
Obic Co., Ltd.	13,200	1,707,826
Odakyu Electric Railway Co., Ltd.	112,600	1,270,073
Oenon Holdings, Inc.	33,600	76,439
Ogaki Kyoritsu Bank, Ltd. (The)	39,400	566,595
#Ohara, Inc.	4,200	35,417
#Ohba Co., Ltd.	5,200	37,241
Ohsho Food Service Corp.	2,200	109,465
#OIE Sangyo Co., Ltd.	4,000	41,178
Oiles Corp.	18,900	286,806
#*Oisix ra daichi, Inc.	10,300	78,674
Oita Bank, Ltd. (The)	13,600	253,825
Oji Holdings Corp.	671,400	2,639,692
Okabe Co., Ltd.	22,000	112,401

46

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Okada Aiyon Corp.	1,900	$36,403
Okamoto Industries, Inc.	2,900	91,405
Okamoto Machine Tool Works, Ltd.	5,400	206,577
Okamura Corp.	37,200	565,452
Okasan Securities Group, Inc.	235,900	1,134,790
Oki Electric Industry Co., Ltd.	94,800	681,338
Okinawa Cellular Telephone Co.	14,100	304,194
Okinawa Electric Power Co., Inc. (The)	22,300	166,791
Okinawa Financial Group, Inc.	16,500	281,317
OKUMA Corp.	24,900	1,124,705
Okumura Corp.	21,600	677,381
Okura Industrial Co., Ltd.	6,200	123,515
Okuwa Co., Ltd.	24,480	146,850
Olympus Corp.	45,600	637,644
Omron Corp.	28,000	971,499
Onamba Co., Ltd.	1,800	14,733
Ono Pharmaceutical Co., Ltd.	117,300	1,696,532
Onoken Co., Ltd.	16,600	195,151
Onward Holdings Co., Ltd.	119,900	462,487
#Ootoya Holdings Co., Ltd.	1,600	51,651
Open House Group Co., Ltd.	60,400	1,849,250
Open Up Group, Inc.	40,000	510,914
Optex Group Co., Ltd.	25,700	303,275
Optim Corp.	12,000	68,402
#Optimus Group Co., Ltd.	20,000	100,404
Optorun Co., Ltd.	33,500	416,821
Oracle Corp.	6,200	468,649
Organo Corp.	26,800	1,251,740
Oriental Land Co., Ltd.	133,400	3,697,714
Oriental Shiraishi Corp.	113,300	272,873
Oro Co., Ltd.	4,900	81,799
Osaka Gas Co., Ltd.	73,300	1,630,286
#Osaka Organic Chemical Industry, Ltd.	11,700	244,610
#Osaka Soda Co., Ltd.	3,400	200,502
#OSAKA Titanium Technologies Co., Ltd.	11,400	179,369
Osaki Electric Co., Ltd.	23,400	102,602
OSG Corp.	62,600	811,912
Otsuka Corp.	43,100	862,192
Otsuka Holdings Co., Ltd.	30,400	1,302,429
OUG Holdings, Inc.	1,300	22,305
Oval Corp.	16,700	55,608
Pacific Industrial Co., Ltd.	46,800	483,569
PAL GROUP Holdings Co., Ltd.	28,600	345,312
PALTAC Corp.	18,200	551,095
Pan Pacific International Holdings Corp.	129,100	3,056,757
Panasonic Holdings Corp.	440,700	3,870,285
#Paraca, Inc.	3,378	43,919
Paramount Bed Holdings Co., Ltd.	15,800	270,588
*Park24 Co., Ltd.	89,200	964,753
Pasco Corp.	4,000	50,176
#Pasona Group, Inc.	21,100	297,799
PCI Holdings, Inc.	2,300	13,797
Pegasus Co., Ltd.	14,200	47,374
Penta-Ocean Construction Co., Ltd.	253,000	1,273,642
People Dreams & Technologies Group Co., Ltd.	3,900	42,726
*PeptiDream, Inc.	74,500	957,259
Persol Holdings Co., Ltd.	572,800	797,876
#Pharma Foods International Co., Ltd.	16,000	85,712

47

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
PIA Corp.	3,400	$67,302
Pickles Holdings Co., Ltd.	5,900	44,316
#Pigeon Corp.	35,600	325,199
Pilot Corp.	22,900	614,829
Plus Alpha Consulting Co., Ltd.	23,500	302,402
#Pola Orbis Holdings, Inc.	23,200	213,328
Pole To Win Holdings, Inc.	23,100	72,956
Port, Inc.	7,600	97,702
*PR Times Corp.	3,900	45,006
Premium Water Holdings, Inc.	2,200	42,640
Press Kogyo Co., Ltd.	107,300	531,165
Pressance Corp.	24,600	286,074
Prestige International, Inc.	76,200	327,336
Prima Meat Packers, Ltd.	22,900	335,864
Procrea Holdings, Inc.	25,484	299,593
Pro-Ship, Inc.	7,100	62,624
Proto Corp.	22,700	201,951
PS Mitsubishi Construction Co., Ltd.	6,370	40,317
Punch Industry Co., Ltd.	14,100	40,858
Qol Holdings Co., Ltd.	23,800	268,906
Quick Co., Ltd.	8,800	130,687
Raccoon Holdings, Inc.	7,700	32,930
Raito Kogyo Co., Ltd.	32,000	417,475
Raiznext Corp.	11,700	150,929
*Raksul, Inc.	29,900	171,764
Rakus Co., Ltd.	70,900	727,405
*Rakuten Group, Inc.	107,400	521,081
Rasa Corp.	1,900	23,013
Rasa Industries, Ltd.	4,100	73,394
Raysum Co., Ltd.	9,000	208,464
Recruit Holdings Co., Ltd.	261,400	11,464,956
Relo Group, Inc.	94,500	827,810
#Remixpoint, Inc.	32,200	31,716
Renesas Electronics Corp.	312,300	5,216,411
Rengo Co., Ltd.	212,600	1,600,934
#*RENOVA, Inc.	29,703	280,863
Resona Holdings, Inc.	738,200	4,695,696
Resonac Holdings Corp.	123,800	2,695,255
Resorttrust, Inc.	57,300	953,452
Restar Corp.	15,800	300,909
Retail Partners Co., Ltd.	25,500	273,530
Rheon Automatic Machinery Co., Ltd.	13,800	131,804
Ricoh Co., Ltd.	218,800	1,899,979
Ride On Express Holdings Co., Ltd.	3,400	22,448
Riken Keiki Co., Ltd.	8,000	198,265
Riken Technos Corp.	35,700	229,130
Riken Vitamin Co., Ltd.	17,600	304,322
#Ringer Hut Co., Ltd.	8,500	125,314
Rinnai Corp.	33,900	737,823
Rion Co., Ltd.	4,700	94,827
#Riso Kyoiku Co., Ltd.	67,700	118,738
Rohm Co., Ltd.	90,400	1,318,100
Rohto Pharmaceutical Co., Ltd.	57,600	1,128,464
Rokko Butter Co., Ltd.	8,500	79,077
Roland Corp.	10,100	275,020
Roland DG Corp.	11,100	392,889
Rorze Corp.	9,500	1,687,319
Round One Corp.	160,981	713,016

48

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Royal Holdings Co., Ltd.	29,000	$454,815
RS Technologies Co., Ltd.	10,700	215,883
#Ryobi, Ltd.	31,900	556,246
RYODEN Corp.	12,800	215,875
Ryohin Keikaku Co., Ltd.	192,900	3,132,564
*Ryoyo Ryosan Holdings, Inc.	25,608	452,389
S Foods, Inc.	20,100	388,933
S&B Foods, Inc.	3,054	88,205
Sac’s Bar Holdings, Inc.	13,500	73,263
Saibu Gas Holdings Co., Ltd.	12,900	161,081
Saizeriya Co., Ltd.	21,300	721,437
Sakai Chemical Industry Co., Ltd.	12,100	158,089
Sakai Heavy Industries, Ltd.	800	32,027
Sakai Moving Service Co., Ltd.	17,180	304,047
Sakata INX Corp.	45,800	467,415
Sakata Seed Corp.	14,300	330,318
#Sakura Internet, Inc.	8,800	330,493
#Sala Corp.	44,461	222,637
#Samco, Inc.	1,000	28,469
SAMTY Co., Ltd.	22,300	381,763
San Holdings, Inc.	5,600	38,611
San ju San Financial Group, Inc.	18,900	250,655
San-A Co., Ltd.	14,600	439,304
San-Ai Obbli Co., Ltd.	56,000	738,055
Sangetsu Corp.	39,500	842,135
San-In Godo Bank, Ltd. (The)	46,000	360,131
*Sanix, Inc.	19,700	42,438
Sanken Electric Co., Ltd.	12,601	556,922
Sanki Engineering Co., Ltd.	31,800	448,007
Sanko Gosei, Ltd.	22,800	98,378
Sanko Metal Industrial Co., Ltd.	900	26,880
Sankyo Co., Ltd.	146,500	1,597,987
Sankyo Frontier Co., Ltd.	2,900	79,243
Sankyo Tateyama, Inc.	25,800	133,455
Sankyu, Inc.	52,400	1,821,754
Sanoh Industrial Co., Ltd.	28,700	207,182
Sanrio Co., Ltd.	60,300	1,022,914
Sansei Technologies, Inc.	4,400	34,615
Sansha Electric Manufacturing Co., Ltd.	4,900	48,014
Sanshin Electronics Co., Ltd.	4,200	58,664
Santec Holdings Corp.	3,100	98,103
Santen Pharmaceutical Co., Ltd.	258,600	2,505,231
Sanwa Holdings Corp.	144,500	2,378,720
Sanyo Chemical Industries, Ltd.	11,700	307,435
Sanyo Denki Co., Ltd.	7,900	374,003
Sanyo Electric Railway Co., Ltd.	5,900	78,059
Sanyo Special Steel Co., Ltd.	19,900	271,125
Sanyo Trading Co., Ltd.	22,242	211,728
Sapporo Holdings, Ltd.	38,500	1,394,773
Sato Holdings Corp.	21,700	302,130
Sato Shoji Corp.	6,400	71,619
#Satori Electric Co., Ltd.	9,000	131,541
Sawai Group Holdings Co., Ltd.	33,000	1,233,476
SB Technology Corp.	4,100	76,677
SBI Global Asset Management Co., Ltd.	13,900	57,591
SBI Holdings, Inc.	53,000	1,297,341
SBS Holdings, Inc.	14,400	248,991
SCREEN Holdings Co., Ltd.	20,400	2,150,643

49

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Scroll Corp.	30,100	$179,607
SCSK Corp.	55,700	1,017,795
Secom Co., Ltd.	7,000	488,419
Sega Sammy Holdings, Inc.	100,100	1,319,909
Seibu Holdings, Inc.	173,500	2,711,127
Seika Corp.	4,700	121,707
Seikitokyu Kogyo Co., Ltd.	17,600	200,085
#Seiko Electric Co., Ltd.	3,200	29,120
Seiko Epson Corp.	135,200	2,237,224
Seiko Group Corp.	26,900	713,675
Seino Holdings Co., Ltd.	69,000	927,366
Seiren Co., Ltd.	26,900	450,598
Sekisui Chemical Co., Ltd.	209,900	3,069,837
Sekisui House, Ltd.	178,600	4,115,296
Sekisui Kasei Co., Ltd.	14,400	45,479
SEMITEC Corp.	5,300	60,152
Senko Group Holdings Co., Ltd.	82,200	604,362
Senshu Electric Co., Ltd.	9,400	328,536
Senshu Ikeda Holdings, Inc.	397,800	1,016,208
Septeni Holdings Co., Ltd.	28,600	83,602
Seria Co., Ltd.	28,800	492,857
Seven & i Holdings Co., Ltd.	861,000	11,161,567
Seven Bank, Ltd.	390,600	699,464
SFP Holdings Co., Ltd.	3,600	47,012
SG Holdings Co., Ltd.	101,600	1,190,870
#Sharp Corp.	77,244	407,904
Shibaura Electronics Co., Ltd.	6,700	260,566
Shibaura Machine Co., Ltd.	27,100	610,488
#Shibaura Mechatronics Corp.	13,000	506,402
Shibusawa Warehouse Co., Ltd. (The)	5,000	96,750
Shibuya Corp.	12,800	287,535
*SHIFT, Inc.	8,800	820,920
Shiga Bank, Ltd. (The)	24,055	623,674
Shikibo, Ltd.	6,604	43,981
Shikoku Bank, Ltd. (The)	30,600	221,287
Shikoku Electric Power Co., Inc.	87,700	730,346
Shima Seiki Manufacturing, Ltd.	12,401	111,035
Shimadzu Corp.	73,700	2,019,005
Shimano, Inc.	9,300	1,525,622
Shimizu Bank, Ltd. (The)	4,200	41,796
Shimizu Corp.	269,900	1,676,531
#Shimojima Co., Ltd.	5,200	41,900
Shin Maint Holdings Co., Ltd.	2,300	20,038
Shin Nippon Air Technologies Co., Ltd.	4,600	117,072
Shin Nippon Biomedical Laboratories, Ltd.	9,600	94,069
Shinagawa Refractories Co., Ltd.	26,500	324,672
Shindengen Electric Manufacturing Co., Ltd.	6,300	118,622
Shin-Etsu Chemical Co., Ltd.	362,000	14,250,882
Shin-Etsu Polymer Co., Ltd.	33,400	328,131
Shinko Electric Industries Co., Ltd.	24,500	870,302
Shinko Shoji Co., Ltd.	19,500	129,244
Shinmaywa Industries, Ltd.	70,800	541,691
Shinnihonseiyaku Co., Ltd.	6,400	69,627
Shinobu Foods Products Co., Ltd.	2,200	13,044
Shinsho Corp.	900	39,291
Shinwa Co., Ltd.	8,700	40,801
Shinwa Co., Ltd.	9,100	162,437
Shionogi & Co., Ltd.	62,000	2,905,271

50

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Ship Healthcare Holdings, Inc.	65,400	$977,478
Shiseido Co., Ltd.	53,100	1,422,276
Shizuoka Financial Group, Inc.	197,400	1,847,117
Shizuoka Gas Co., Ltd.	22,500	138,118
SHO-BOND Holdings Co., Ltd.	18,200	705,378
Shoei Co., Ltd.	47,600	613,735
Shoei Foods Corp.	3,900	106,939
Shofu, Inc.	2,400	46,669
Showa Sangyo Co., Ltd.	20,400	458,260
SIGMAXYZ Holdings, Inc.	27,100	271,921
Siix Corp.	35,500	368,840
Simplex Holdings, Inc.	21,500	350,853
Sinanen Holdings Co., Ltd.	3,300	105,061
Sinfonia Technology Co., Ltd.	26,500	566,660
SKY Perfect JSAT Holdings, Inc.	152,100	898,885
Skylark Holdings Co., Ltd.	167,900	2,400,096
SMC Corp.	2,000	1,061,481
SMK Corp.	2,700	42,019
SMS Co., Ltd.	53,600	749,000
Socionext, Inc.	35,500	1,058,244
Soda Nikka Co., Ltd.	8,500	60,604
Sodick Co., Ltd.	39,000	181,413
SoftBank Corp.	574,400	6,975,366
Softcreate Holdings Corp.	9,500	112,106
Software Service, Inc.	1,800	154,990
Sohgo Security Services Co., Ltd.	287,100	1,601,112
Sojitz Corp.	95,900	2,473,600
Soken Chemical & Engineering Co., Ltd.	2,700	50,375
Solasto Corp.	6,001	18,991
Soliton Systems KK	4,200	34,536
Sompo Holdings, Inc.	233,600	4,631,475
Sony Group Corp.	262,900	21,860,302
#Sony Group Corp., ADR	7,800	644,046
Sotetsu Holdings, Inc.	40,400	646,441
Sparx Group Co., Ltd.	12,140	140,791
SPK Corp.	4,600	60,275
#S-Pool, Inc.	53,900	104,467
Square Enix Holdings Co., Ltd.	15,400	559,573
*SRE Holdings Corp.	5,700	141,264
SRS Holdings Co., Ltd.	8,000	57,853
ST Corp.	9,500	92,727
St Marc Holdings Co., Ltd.	1,500	20,179
Star Mica Holdings Co., Ltd.	21,800	88,660
Star Micronics Co., Ltd.	38,000	452,769
Startia Holdings, Inc.	3,200	29,669
Starts Corp., Inc.	26,200	594,376
Starzen Co., Ltd.	7,110	123,391
St-Care Holding Corp.	11,800	66,662
Stella Chemifa Corp.	6,000	146,411
Step Co., Ltd.	4,800	60,608
STI Foods Holdings, Inc.	2,000	53,760
Strike Co., Ltd.	8,094	228,884
Studio Alice Co., Ltd.	8,200	106,770
Subaru Corp.	384,300	8,625,473
Sugi Holdings Co., Ltd.	62,300	918,872
Sugimoto & Co., Ltd.	2,781	41,282
#SUMCO Corp.	249,500	3,779,799
Sumida Corp.	28,400	226,132

51

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Suminoe Textile Co., Ltd.	1,400	$23,852
Sumitomo Bakelite Co., Ltd.	51,000	1,464,875
Sumitomo Chemical Co., Ltd.	892,900	1,913,864
Sumitomo Corp.	159,600	4,214,012
Sumitomo Electric Industries, Ltd.	280,100	4,344,830
Sumitomo Forestry Co., Ltd.	79,200	2,458,564
Sumitomo Heavy Industries, Ltd.	74,900	2,099,475
Sumitomo Metal Mining Co., Ltd.	72,600	2,451,602
Sumitomo Mitsui Construction Co., Ltd.	149,600	385,966
Sumitomo Mitsui Financial Group, Inc.	88,500	5,050,234
#Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	501,500	5,676,980
Sumitomo Mitsui Trust Holdings, Inc.	181,000	3,816,338
Sumitomo Osaka Cement Co., Ltd.	27,300	680,397
*Sumitomo Pharma Co., Ltd.	119,800	303,754
Sumitomo Realty & Development Co., Ltd.	92,400	3,224,737
Sumitomo Riko Co., Ltd.	43,300	362,656
Sumitomo Rubber Industries, Ltd.	138,600	1,685,325
Sumitomo Seika Chemicals Co., Ltd.	11,000	351,603
Sumitomo Warehouse Co., Ltd. (The)	28,900	480,060
Sun Corp.	4,100	87,281
Sun Frontier Fudousan Co., Ltd.	30,500	380,850
#*Sun*, Inc.	3,600	21,253
Suncall Corp.	16,100	48,290
Sundrug Co., Ltd.	52,200	1,522,562
Suntory Beverage & Food, Ltd.	38,500	1,254,097
Sun-Wa Technos Corp.	5,200	74,845
Suruga Bank, Ltd.	215,700	1,318,612
Suzuden Corp.	7,300	99,180
Suzuken Co., Ltd.	46,900	1,389,431
Suzuki Co., Ltd.	10,900	98,981
Suzuki Motor Corp.	391,500	4,580,126
SWCC Corp.	35,300	936,533
#*SymBio Pharmaceuticals, Ltd.	11,900	13,158
Synchro Food Co., Ltd.	5,700	20,031
Sysmex Corp.	119,200	1,919,062
System Research Co., Ltd.	6,300	63,054
System Support, Inc.	4,900	58,539
Systems Engineering Consultants Co., Ltd.	1,000	29,994
Systena Corp.	267,200	446,564
Syuppin Co., Ltd.	12,100	89,425
T Hasegawa Co., Ltd.	17,000	333,270
T RAD Co., Ltd.	1,900	46,605
T&D Holdings, Inc.	130,700	2,140,336
Tachibana Eletech Co., Ltd.	13,600	260,998
Tachi-S Co., Ltd., Class S	39,300	500,225
Tadano, Ltd.	53,800	434,530
Taihei Dengyo Kaisha, Ltd.	5,900	167,216
Taiheiyo Cement Corp.	141,000	3,240,854
Taiho Kogyo Co., Ltd.	13,600	76,917
Taikisha, Ltd.	12,000	354,971
Taiko Bank, Ltd. (The)	4,200	39,047
Taisei Corp.	33,800	1,239,752
Taisei Lamick Co., Ltd.	1,600	29,109
Taiyo Holdings Co., Ltd.	21,400	439,246
Taiyo Yuden Co., Ltd.	52,200	1,237,953
Takamatsu Construction Group Co., Ltd.	17,100	289,265
Takamiya Co., Ltd.	18,757	63,650
Takaoka Toko Co., Ltd.	12,800	180,248

52

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Takara & Co., Ltd.	8,900	$147,443
Takara Bio, Inc.	52,094	338,322
Takara Holdings, Inc.	129,900	855,599
Takara Standard Co., Ltd.	20,700	253,085
Takasago International Corp.	8,400	187,361
Takasago Thermal Engineering Co., Ltd.	27,400	921,082
#Takashima & Co., Ltd.	9,700	73,352
Takashimaya Co., Ltd.	110,500	1,569,393
Take And Give Needs Co., Ltd.	8,700	57,055
TAKEBISHI Corp.	2,100	27,557
Takeda Pharmaceutical Co., Ltd.	292,700	7,724,609
Takeda Pharmaceutical Co., Ltd., Sponsored ADR	7,000	91,560
Takeuchi Manufacturing Co., Ltd.	29,700	1,136,174
Taki Chemical Co., Ltd.	4,600	114,879
Takuma Co., Ltd.	18,000	226,251
#Tama Home Co., Ltd.	15,500	429,940
#Tamron Co., Ltd.	19,700	921,374
Tamura Corp.	77,200	319,367
TANABE ENGINEERING Corp.	1,000	8,483
Tanseisha Co., Ltd.	19,700	110,415
#*TASUKI Holdings, Inc.	16,375	64,516
#*Tatsuta Electric Wire and Cable Co., Ltd.	300	1,357
Tayca Corp.	9,900	94,115
#Tazmo Co., Ltd.	9,000	216,757
TBK Co., Ltd.	11,200	25,408
TDC Soft, Inc.	11,300	83,440
TDK Corp.	146,600	6,599,399
TechMatrix Corp.	35,000	374,321
Techno Quartz, Inc.	2,200	74,934
Techno Smart Corp.	1,900	22,083
TechnoPro Holdings, Inc.	82,000	1,406,920
Tecnos Japan, Inc.	5,800	21,893
Teijin, Ltd.	195,300	1,911,238
Teikoku Electric Manufacturing Co., Ltd.	5,700	90,264
Tekken Corp.	11,900	217,938
Temairazu, Inc.	1,400	28,914
Tenma Corp.	5,200	74,548
#Tera Probe, Inc.	3,400	115,807
#Terasaki Electric Co., Ltd.	3,700	45,143
Terumo Corp.	57,800	989,320
#TESEC Corp.	4,100	54,922
Tess Holdings Co., Ltd.	38,601	106,213
T-Gaia Corp.	13,300	179,767
THK Co., Ltd.	79,100	1,740,185
TIS, Inc.	63,900	1,370,866
TKC Corp.	9,600	221,752
*TKP Corp.	4,800	43,008
TOA Corp.	58,800	409,151
TOA ROAD Corp.	20,500	169,091
Tobishima Corp.	15,800	137,954
Tobu Railway Co., Ltd.	30,600	609,608
Tocalo Co., Ltd.	48,400	560,384
Tochigi Bank, Ltd. (The)	89,600	202,698
Toda Corp.	245,400	1,608,554
*Toda Kogyo Corp.	1,800	23,689
Toei Animation Co., Ltd.	10,900	181,684
Toell Co., Ltd.	3,800	18,328
Toenec Corp.	500	17,221

53

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Toho Bank, Ltd. (The)	222,600	$479,531
Toho Co., Ltd.	4,800	97,913
Toho Co., Ltd.	11,400	382,934
Toho Gas Co., Ltd.	35,945	925,093
Toho Holdings Co., Ltd.	44,800	1,074,130
#Toho Titanium Co., Ltd.	11,500	99,825
#*Toho Zinc Co., Ltd.	21,200	140,646
Tohoku Bank, Ltd. (The)	3,100	23,324
Tohoku Electric Power Co., Inc.	170,600	1,320,981
#Tokai Carbon Co., Ltd.	198,300	1,321,874
Tokai Corp.	8,100	108,299
TOKAI Holdings Corp.	45,370	279,661
Tokai Rika Co., Ltd.	42,100	575,191
Tokai Tokyo Financial Holdings, Inc.	308,500	1,135,078
Tokio Marine Holdings, Inc.	364,400	11,557,337
Tokushu Tokai Paper Co., Ltd.	5,400	128,682
Tokuyama Corp.	60,100	1,245,042
*Tokyo Electric Power Co. Holdings, Inc.	333,800	2,093,820
Tokyo Electron Device, Ltd.	26,700	973,901
Tokyo Electron, Ltd.	70,400	15,711,550
Tokyo Energy & Systems, Inc.	8,400	72,169
Tokyo Gas Co., Ltd.	69,700	1,567,492
Tokyo Individualized Educational Institute, Inc.	12,100	31,679
Tokyo Keiki, Inc.	9,000	148,184
Tokyo Kiraboshi Financial Group, Inc.	38,900	1,163,057
Tokyo Ohka Kogyo Co., Ltd.	42,300	1,135,957
Tokyo Rope Manufacturing Co., Ltd.	9,600	88,091
Tokyo Sangyo Co., Ltd.	11,900	50,212
Tokyo Seimitsu Co., Ltd.	32,800	2,188,543
Tokyo Steel Manufacturing Co., Ltd.	74,500	793,928
Tokyo Tatemono Co., Ltd.	142,000	2,375,014
Tokyo Tekko Co., Ltd.	9,100	267,451
#Tokyo Theatres Co., Inc.	2,600	18,835
#Tokyotokeiba Co., Ltd.	14,900	412,350
Tokyu Construction Co., Ltd.	91,900	496,394
Tokyu Corp.	99,100	1,176,681
Tokyu Fudosan Holdings Corp.	440,900	3,251,450
Toli Corp.	34,300	86,968
Tomato Bank, Ltd.	3,000	23,048
Tomen Devices Corp.	3,300	140,711
Tomoe Engineering Co., Ltd.	2,500	68,630
Tomoku Co., Ltd.	8,200	135,116
TOMONY Holdings, Inc.	207,600	550,117
Tomy Co., Ltd.	76,100	1,222,997
Tonami Holdings Co., Ltd.	2,900	88,549
Topcon Corp.	71,400	841,201
Topre Corp.	41,464	672,161
Topy Industries, Ltd.	13,400	227,783
Toray Industries, Inc.	447,400	2,053,267
Torex Semiconductor, Ltd.	3,800	42,983
Toridoll Holdings Corp.	30,500	735,535
Torishima Pump Manufacturing Co., Ltd.	18,600	337,924
Tosei Corp.	36,500	572,904
Toshiba TEC Corp.	8,000	161,662
Tosho Co., Ltd.	12,400	53,898
Tosoh Corp.	149,000	2,063,645
Totech Corp.	11,400	227,109
Totetsu Kogyo Co., Ltd.	27,100	544,187

54

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
TOTO, Ltd.	37,500	$1,023,258
Toukei Computer Co., Ltd.	600	14,965
Towa Bank, Ltd. (The)	27,000	116,157
Towa Corp.	90,600	5,354,304
Towa Pharmaceutical Co., Ltd.	24,300	438,084
Toyo Construction Co., Ltd.	39,000	316,976
Toyo Corp.	6,800	65,768
Toyo Engineering Corp.	26,400	158,033
#Toyo Gosei Co., Ltd.	4,000	208,178
Toyo Kanetsu KK	6,000	167,000
Toyo Logistics Co., Ltd.	1,600	15,414
Toyo Machinery & Metal Co., Ltd.	4,700	22,251
Toyo Seikan Group Holdings, Ltd.	62,100	964,066
Toyo Suisan Kaisha, Ltd.	19,000	1,188,187
Toyo Tanso Co., Ltd.	11,900	592,864
Toyo Tire Corp.	100,700	1,910,782
Toyobo Co., Ltd.	125,300	892,583
Toyoda Gosei Co., Ltd.	51,600	1,001,407
Toyota Boshoku Corp.	63,400	939,931
Toyota Motor Corp.	2,459,600	56,861,594
Toyota Motor Corp., Sponsored ADR	4,161	945,837
Toyota Tsusho Corp.	46,100	2,952,931
Traders Holdings Co., Ltd.	20,300	96,621
Trancom Co., Ltd.	4,999	182,660
Transaction Co., Ltd.	10,300	117,161
Transcosmos, Inc.	15,300	332,027
TRE Holdings Corp.	45,400	366,685
Treasure Factory Co., Ltd.	10,600	111,210
Trend Micro, Inc.	35,700	1,771,785
Trusco Nakayama Corp.	28,600	474,713
Tsubaki Nakashima Co., Ltd.	41,373	223,474
Tsubakimoto Chain Co.	11,500	397,547
Tsubakimoto Kogyo Co., Ltd.	1,200	16,746
#Tsuburaya Fields Holdings, Inc.	34,900	401,417
Tsugami Corp.	34,100	296,654
Tsukishima Holdings Co., Ltd.	15,100	141,630
Tsukuba Bank, Ltd.	75,100	146,034
Tsumura & Co.	54,600	1,318,463
Tsuruha Holdings, Inc.	27,700	1,754,430
Tsuzuki Denki Co., Ltd.	10,100	144,859
#TWOSTONE&Sons	1,800	17,901
UACJ Corp.	34,000	1,045,722
UBE Corp.	128,700	2,363,569
Ubicom Holdings, Inc.	3,900	28,798
Uchida Yoko Co., Ltd.	6,300	280,240
UEX, Ltd.	4,800	34,071
ULS Group, Inc.	1,000	25,133
Ulvac, Inc.	33,400	2,026,732
Umenohana Co., Ltd.	1,500	9,990
U-Next Holdings Co., Ltd.	16,600	466,781
Unicharm Corp.	37,200	1,110,338
Union Tool Co.	4,700	136,940
Unipres Corp.	43,100	320,446
United Arrows, Ltd.	22,200	256,894
#United Super Markets Holdings, Inc.	49,300	281,643
UNITED, Inc.	18,400	97,633
#*Unitika, Ltd.	44,400	58,687
Universal Entertainment Corp.	19,901	209,424

55

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Urbanet Corp Co., Ltd.	26,000	$70,384
#User Local, Inc.	5,300	71,131
Ushio, Inc.	134,100	1,772,917
USS Co., Ltd.	232,000	1,777,981
UT Group Co., Ltd.	35,800	757,564
V Technology Co., Ltd.	7,800	126,741
Valor Holdings Co., Ltd.	31,800	489,837
Valqua, Ltd.	18,700	526,426
Value HR Co., Ltd.	12,200	104,661
ValueCommerce Co., Ltd.	9,500	65,561
Vector, Inc.	24,800	209,759
Vertex Corp.	13,300	148,412
*Vision, Inc.	28,600	210,640
*Visional, Inc.	16,300	755,104
Vital KSK Holdings, Inc.	33,322	261,087
VT Holdings Co., Ltd.	68,900	228,550
Wacoal Holdings Corp.	34,400	754,170
Wacom Co., Ltd.	101,100	390,613
Wakachiku Construction Co., Ltd.	3,500	77,177
Wakita & Co., Ltd.	34,600	344,098
Warabeya Nichiyo Holdings Co., Ltd.	8,500	130,013
Watahan & Co., Ltd.	10,800	107,681
WDB Holdings Co., Ltd.	3,200	45,977
#Weathernews, Inc.	4,400	129,597
Welcia Holdings Co., Ltd.	32,400	478,078
Wellnet Corp.	7,400	25,910
West Holdings Corp.	17,100	288,831
West Japan Railway Co.	99,800	1,898,778
Will Group, Inc.	6,100	41,826
WingArc1st, Inc.	15,133	257,722
#Workman Co., Ltd.	4,600	114,002
World Co., Ltd.	26,800	354,745
World Holdings Co., Ltd.	7,100	107,110
#*W-Scope Corp.	35,400	116,077
Xebio Holdings Co., Ltd.	28,400	182,638
YAC Holdings Co., Ltd.	4,000	59,912
Yahagi Construction Co., Ltd.	21,200	200,057
Yakult Honsha Co., Ltd.	18,100	354,949
YAKUODO Holdings Co., Ltd.	8,883	161,725
#YAMABIKO Corp.	33,600	446,463
YAMADA Consulting Group Co., Ltd.	2,762	33,172
Yamada Corp.	400	14,692
Yamada Holdings Co., Ltd.	333,800	956,017
Yamae Group Holdings Co., Ltd.	8,400	138,892
Yamagata Bank, Ltd. (The)	18,700	139,865
Yamaguchi Financial Group, Inc.	180,500	1,830,062
Yamaha Corp.	47,300	1,003,019
Yamaha Motor Co., Ltd.	601,900	5,645,502
Yamaichi Electronics Co., Ltd.	26,800	468,508
Yamami Co.	1,200	27,643
YA-MAN, Ltd.	4,100	24,777
Yamanashi Chuo Bank, Ltd. (The)	22,900	262,084
Yamashin-Filter Corp.	21,000	57,382
Yamatane Corp.	3,700	62,872
Yamato Holdings Co., Ltd.	33,001	437,665
Yamaura Corp.	1,200	10,546
Yamaya Corp.	2,500	48,772
Yamazaki Baking Co., Ltd.	56,500	1,369,012

56

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Yamazen Corp.	56,400	$497,104
Yaoko Co., Ltd.	8,800	477,677
Yashima Denki Co., Ltd.	3,800	37,260
Yaskawa Electric Corp.	38,000	1,588,917
YE DIGITAL Corp.	4,300	18,390
Yellow Hat, Ltd.	35,900	467,899
Yokogawa Bridge Holdings Corp.	46,700	851,411
Yokogawa Electric Corp.	80,900	1,804,975
Yokohama Rubber Co., Ltd. (The)	79,300	2,084,734
Yokorei Co., Ltd.	43,900	290,686
Yokowo Co., Ltd.	16,700	178,180
Yondenko Corp.	6,800	162,476
#Yondoshi Holdings, Inc.	8,600	103,616
Yonex Co., Ltd.	37,600	301,297
Yorozu Corp.	13,200	80,610
*Yoshimura Food Holdings KK	2,800	27,152
Yoshinoya Holdings Co., Ltd.	36,600	671,925
Yossix Holdings Co., Ltd.	2,600	46,394
Yotai Refractories Co., Ltd.	4,100	37,909
Yuasa Trading Co., Ltd.	14,500	531,662
Yukiguni Maitake Co., Ltd.	15,400	96,883
Yurtec Corp.	40,300	375,688
Yushin Precision Equipment Co., Ltd.	12,000	53,150
Yutaka Giken Co., Ltd.	2,000	31,468
Zenrin Co., Ltd.	22,150	125,695
Zensho Holdings Co., Ltd.	30,500	1,189,067
Zeon Corp.	166,200	1,662,370
ZERIA Pharmaceutical Co., Ltd.	21,400	284,626
ZIGExN Co., Ltd.	49,500	167,029
Zojirushi Corp.	22,600	221,598
ZOZO, Inc.	35,200	761,643
#Zuiko Corp.	7,200	46,348

TOTAL JAPAN		1,340,447,585

NETHERLANDS — (3.5%)
Aalberts NV	90,392	4,341,615
ΩABN AMRO Bank NV	198,686	3,205,812
Acomo NV	15,004	280,113
*ΩAdyen NV	2,003	2,420,571
*Aegon, Ltd.	158,917	995,068
*Aegon, Ltd., Registered	485,626	2,996,312
AFC Ajax NV	4	44
Akzo Nobel NV	71,690	4,763,338
#*ΩAlfen N.V.	7,991	348,271
Allfunds Group PLC	240,802	1,529,425
AMG Critical Materials NV	20,355	481,435
APERAM SA	34,855	1,022,659
Arcadis NV	50,421	3,135,038
ArcelorMittal SA, Sponsored NVDR	143,658	3,592,887
ASM International NV	15,838	10,079,636
ASML Holding NV	2,388	2,126,202
ASML Holding NV, Sponsored NVDR	60,382	52,681,483
ASR Nederland NV	98,744	4,959,214
#*Avantium N.V.	1,801	4,959
ΩB&S Group Sarl	23,719	128,076
#*ΩBasic-Fit NV	43,514	961,260
BE Semiconductor Industries NV	41,982	5,633,631
Brunel International NV	15,268	166,192
Coca-Cola Europacific Partners PLC	33,236	2,391,693

57

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
Corbion NV	28,438	$624,570
*ΩCTP NV	37,758	644,352
Flow Traders, Ltd.	16,849	347,526
ForFarmers NV	25,367	65,639
Fugro NV	109,227	2,669,856
Heineken NV	23,446	2,288,870
*IMCD NV	37,652	5,726,930
ING Groep NV	454,308	7,219,535
*InPost SA	131,587	2,128,793
JDE Peet’s NV	26,347	586,534
*Kendrion NV	7,679	107,562
Koninklijke Ahold Delhaize NV	344,319	10,470,614
*Koninklijke BAM Groep NV	216,884	889,122
*Koninklijke Heijmans N.V	6,443	121,663
Koninklijke KPN NV	1,962,846	7,152,657
#*Koninklijke Philips NV, Sponsored NVDR	233,972	6,211,957
Koninklijke Vopak NV	53,449	2,132,862
Nedap NV	1,922	127,828
*NN Group NV	160,114	7,421,642
#*NX Filtration NV	5,925	22,997
OCI NV	61,232	1,656,458
#*Pharming Group NV	379,502	355,670
*Prosus NV	149,867	5,049,356
Randstad NV	59,925	3,024,347
SBM Offshore NV	127,088	1,895,660
*SIF Holding NV	1,892	20,514
ΩSignify NV	114,355	3,149,797
Sligro Food Group NV	12,221	186,341
*TKH Group NV	28,132	1,220,057
#*TomTom NV	38,811	233,224
Universal Music Group NV	264,525	7,834,803
Van Lanschot Kempen NV	24,727	881,757
Wolters Kluwer NV	120,714	18,167,184

TOTAL NETHERLANDS		208,881,611

NEW ZEALAND — (0.2%)
#*a2 Milk Co., Ltd. (The)	90,127	356,796
Air New Zealand, Ltd.	1,314,288	427,752
*Arvida Group, Ltd.	326,612	208,735
Auckland International Airport, Ltd.	139,205	646,641
Briscoe Group, Ltd.	40	106
#Channel Infrastructure NZ, Ltd.	186,385	170,955
#Chorus, Ltd.	197,884	843,106
Colonial Motor Co., Ltd. (The)	8	39
Comvita, Ltd.	56	68
Contact Energy, Ltd.	197,644	1,014,009
Delegat Group, Ltd.	24	94
#EBOS Group, Ltd.	20,095	416,907
Fisher & Paykel Healthcare Corp., Ltd.	50,411	849,282
#Fletcher Building, Ltd.	442,919	998,592
Freightways Group, Ltd.	87,299	433,938
Genesis Energy, Ltd.	315,109	433,533
#*Gentrack Group, Ltd.	92	446
Hallenstein Glasson Holdings, Ltd.	64	229
#Heartland Group Holdings, Ltd.	506,718	317,842
Infratil, Ltd.	97,704	631,356
KMD Brands, Ltd.	379,486	121,263
Mainfreight, Ltd.	12,256	493,170
Manawa Energy, Ltd.	35,989	92,853

58

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
Mercury NZ, Ltd.	62,526	$236,059
Meridian Energy, Ltd.	108,387	384,829
Napier Port Holdings, Ltd.	96	131
NZX, Ltd.	221,820	153,577
#*Oceania Healthcare, Ltd.	653,844	232,148
*Pacific Edge, Ltd.	24,247	1,334
PGG Wrightson, Ltd.	24	28
Port of Tauranga, Ltd.	48,843	141,624
#*Restaurant Brands New Zealand, Ltd.	12,953	26,061
*Ryman Healthcare, Ltd.	219,742	529,232
Sanford, Ltd.	4,406	10,429
Scales Corp., Ltd.	89,623	180,317
*Serko, Ltd.	16,817	37,019
#Skellerup Holdings, Ltd.	130,815	348,345
SKY Network Television, Ltd.	132,649	228,421
SKYCITY Entertainment Group, Ltd.	339,862	357,982
Spark New Zealand, Ltd.	392,481	1,107,837
Steel & Tube Holdings, Ltd.	196	118
*Summerset Group Holdings, Ltd.	206,098	1,353,741
Tourism Holdings, Ltd.	38,054	65,304
*TOWER, Ltd.	448	217
Vector, Ltd.	30,031	66,285
#*Vista Group International, Ltd.	61,122	65,466
Warehouse Group, Ltd. (The)	78,308	65,801

TOTAL NEW ZEALAND		14,050,017

NORWAY — (0.8%)
2020 Bulkers, Ltd.	3,708	57,792
ABG Sundal Collier Holding ASA	157,826	82,660
*Adevinta ASA	23,881	244,543
AF Gruppen ASA	19,387	251,044
#*Agilyx ASA	23,270	62,618
*Akastor ASA	84,961	105,720
Aker ASA, A Shares	1,874	104,749
*Aker BioMarine ASA	8,997	57,033
Aker BP ASA	103,810	2,549,751
#*Aker Carbon Capture ASA	21,259	13,467
Aker Solutions ASA	115,570	439,356
*AKVA Group ASA	16	96
AMSC ASA	40,938	113,674
#*Archer, Ltd.	267,108	25,230
*ArcticZymes Technologies ASA	4,243	9,924
Atea ASA	38,953	500,888
#*Atlantic Sapphire ASA	21,974	1,806
Austevoll Seafood ASA	70,116	564,453
*ΩAutoStore Holdings, Ltd.	5,096	7,363
ΩAvance Gas Holding, Ltd.	15,625	228,008
Awilco LNG AS	5,363	3,840
Bakkafrost P/F	14,180	869,432
Belships ASA	100,020	226,248
*BLUENORD ASA	4,810	247,142
Bonheur ASA	14,423	329,508
#Borr Drilling, Ltd.	18,928	100,929
Borr Drilling, Ltd.	135,818	719,835
Borregaard ASA	44,034	757,085
Bouvet ASA	45,986	253,306
ΩBW LPG, Ltd.	93,195	1,355,744
BW Offshore, Ltd.	51,954	131,127
#*Cadeler A/S	27,563	131,417

59

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
*Cloudberry Clean Energy ASA	139,499	$114,253
#*ΩCrayon Group Holding ASA	22,527	167,923
DNB Bank ASA	137,281	2,406,166
DNO ASA	286,561	269,375
#*ΩElkem ASA	183,372	323,223
*Elliptic Laboratories ASA	7,511	10,771
ΩElmera Group ASA	30,521	91,501
Elopak ASA	50,008	152,181
*ΩEntra ASA	18,181	168,443
Equinor ASA	251,343	6,785,080
Equinor ASA, Sponsored ADR	10,885	289,432
ΩEuropris ASA	87,060	551,881
FLEX LNG, Ltd.	13,862	360,551
Frontline PLC	34,982	836,789
*Gaming Innovation Group, Inc.	36,406	111,281
Gjensidige Forsikring ASA	2,675	43,166
Golden Ocean Group, Ltd.	77,405	1,096,335
Gram Car Carriers ASA	4,488	104,357
Grieg Seafood ASA	35,100	228,207
Hafnia, Ltd.	119,038	905,081
*Hexagon Purus ASA	77,279	36,985
Hoegh Autoliners ASA	124,067	1,313,026
ΩKid ASA	21,212	282,337
Kitron ASA	82,756	214,921
ΩKlaveness Combination Carriers ASA	12,302	120,197
Kongsberg Gruppen ASA	6,820	484,057
Leroy Seafood Group ASA	57,502	255,469
*LINK Mobility Group Holding ASA	201,017	355,777
Magnora ASA	20,381	56,225
Medistim ASA	753	12,341
Mowi ASA	63,824	1,129,325
MPC Container Ships ASA	172,781	279,513
ΩMulticonsult ASA	7,685	97,848
#*NEL ASA	1,009,391	478,164
NORBIT ASA	5,902	38,373
#*Nordic Semiconductor ASA	5,136	57,277
Norsk Hydro ASA	152,165	946,724
ΩNorske Skog ASA	40,191	135,589
*Northern Ocean, Ltd.	42,160	32,132
*Norwegian Air Shuttle ASA	173,220	228,449
*NRC Group ASA	11,271	12,824
Odfjell Drilling, Ltd.	112,478	520,029
Odfjell SE, Class A	14,506	229,756
Odfjell Technology, Ltd.	19,657	110,762
#OKEA ASA	27,851	65,137
ΩOkeanis Eco Tankers Corp.	15,487	482,476
Olav Thon Eiendomsselskap ASA	1,609	32,110
Orkla ASA	127,312	871,421
Panoro Energy ASA	64,690	167,360
Pareto Bank ASA	13,054	68,369
Pexip Holding ASA	39,337	94,309
*PGS ASA	783,362	609,053
*PhotoCure ASA	2,600	12,983
Protector Forsikring ASA	26,727	545,442
Rana Gruber ASA	19,077	143,498
#*REC Silicon ASA	78,828	77,375
Salmar ASA	5,350	338,900
*Salmon Evolution ASA	149,772	98,458

60

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
*SATS ASA	46,871	$73,222
*ΩScatec ASA	94,651	697,010
Schibsted ASA, Class A	25,520	732,359
Schibsted ASA, Class B	11,944	335,644
Selvaag Bolig ASA	17,706	56,200
*ΩShelf Drilling, Ltd.	43,065	72,876
*Siem Offshore, Inc.	20,329	65,627
*Solstad Offshore ASA	4,185	16,363
Sparebank 1 Oestlandet	16,819	203,514
SpareBank 1 Sorost-Norge	7,571	46,831
SpareBank 1 SR-Bank ASA	28,735	349,776
Sparebanken More	8,080	61,960
Stolt-Nielsen, Ltd.	14,780	633,954
Storebrand ASA	252,666	2,439,013
*Subsea 7 SA	66,903	1,088,654
Telenor ASA	75,081	867,142
#TGS ASA	78,346	899,899
TOMRA Systems ASA	7,878	97,958
Var Energi ASA	71,249	234,062
Veidekke ASA	77,519	813,399
#*Volue ASA	10,225	26,545
Wallenius Wilhelmsen ASA	56,530	574,787
Yara International ASA	25,190	722,207
*Zalaris ASA	3,561	22,509

TOTAL NORWAY		47,728,286

PORTUGAL — (0.3%)
#Altri SGPS SA	37,080	205,178
*Banco Comercial Portugues SA, Class R	8,883,040	3,121,122
Corticeira Amorim SGPS SA	11,610	118,927
CTT-Correios de Portugal SA	44,055	207,738
*EDP - Energias de Portugal SA	443,045	1,670,367
*EDP Renovaveis SA	28,372	390,436
Galp Energia SGPS SA	324,461	7,008,022
*Greenvolt-Energias Renovaveis SA	2,498	22,166
Ibersol SGPS SA	15,761	118,305
Jeronimo Martins SGPS SA	49,797	1,030,305
Mota-Engil SGPS SA	83,302	362,697
Navigator Co. SA (The)	140,130	622,114
NOS SGPS SA	153,373	531,344
REN - Redes Energeticas Nacionais SGPS SA	156,615	379,300
Semapa-Sociedade de Investimento e Gestao	4,338	73,751
Sonae SGPS SA	598,758	601,812

TOTAL PORTUGAL		16,463,584

SINGAPORE — (0.8%)
AEM Holdings, Ltd.	194,400	336,414
*Avarga, Ltd.	500	72
Aztech Global, Ltd.	169,700	114,481
*Banyan Tree Holdings, Ltd.	600	174
*Best World International, Ltd.	97,700	175,520
BRC Asia, Ltd.	100	153
Bukit Sembawang Estates, Ltd.	1,800	4,422
CapitaLand Investment, Ltd.	472,900	922,393
Centurion Corp., Ltd.	600	218
China Aviation Oil Singapore Corp., Ltd.	226,100	154,187
China Sunsine Chemical Holdings, Ltd.	500	152
City Developments, Ltd.	159,500	719,285
Civmec, Ltd.	83,100	47,529

61

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
ComfortDelGro Corp., Ltd.	1,257,600	$1,374,023
*COSCO SHIPPING International Singapore Co., Ltd.	507,800	51,385
CSE Global, Ltd.	369,000	114,995
DBS Group Holdings, Ltd.	353,210	9,039,068
Delfi, Ltd.	122,100	81,475
DFI Retail Group Holdings, Ltd.	103,200	201,240
Dyna-Mac Holdings, Ltd.	289,700	83,910
*Far East Orchard, Ltd.	308	228
First Resources, Ltd.	534,800	552,937
Food Empire Holdings, Ltd.	149,100	139,944
Frasers Property, Ltd.	152,200	89,283
Frencken Group, Ltd.	205,300	219,790
Genting Singapore, Ltd.	997,600	669,334
Geo Energy Resources, Ltd.	566,300	126,652
Golden Agri-Resources, Ltd.	3,607,700	727,492
Great Eastern Holdings, Ltd.	11,700	156,829
GuocoLand, Ltd.	91,700	100,862
Hiap Hoe, Ltd.	300	148
Ho Bee Land, Ltd.	62,500	88,451
#Hong Fok Corp., Ltd.	340,500	209,731
Hong Leong Asia, Ltd.	200	92
Hongkong Land Holdings, Ltd.	554,100	1,778,661
Hotel Grand Central, Ltd.	100	57
Hour Glass, Ltd. (The)	63,400	74,383
HRnetgroup, Ltd.	85,100	44,617
Hutchison Port Holdings Trust, Class U	2,968,300	379,942
iFAST Corp., Ltd.	99,000	535,017
*Indofood Agri Resources, Ltd.	500	110
*ISDN Holdings, Ltd.	22,999	5,144
*Japfa, Ltd.	500,500	110,101
Keppel Infrastructure Trust	1,495,625	520,933
Keppel, Ltd.	275,400	1,389,369
Mandarin Oriental International, Ltd.	100	169
Marco Polo Marine, Ltd.	2,242,600	115,111
Mewah International, Inc.	700	144
Micro-Mechanics Holdings, Ltd.	14,400	14,888
*mm2 Asia, Ltd.	1,050,450	15,405
Nanofilm Technologies International, Ltd.	152,700	72,781
NETLINK NBN TRUST	881,400	552,592
Olam Group, Ltd.	275,000	237,947
OUE, Ltd.	187,500	145,738
Oversea-Chinese Banking Corp., Ltd.	402,200	4,202,640
*Oxley Holdings, Ltd.	1,100	69
Pan-United Corp., Ltd.	200	66
Propnex, Ltd.	93,500	60,676
QAF, Ltd.	34,900	21,752
Raffles Medical Group, Ltd.	647,600	474,867
Rex International Holding, Ltd.	475,900	46,063
Riverstone Holdings, Ltd.	288,400	166,008
*SATS, Ltd.	29,318	54,175
SBS Transit, Ltd.	100	191
#*Seatrium, Ltd.	15,814,313	1,136,427
Sembcorp Industries, Ltd.	396,400	1,560,893
Sheng Siong Group, Ltd.	603,800	686,262
SIA Engineering Co., Ltd.	65,700	108,878
Silverlake Axis, Ltd.	410,300	78,224
Singapore Airlines, Ltd.	553,400	2,653,885
Singapore Exchange, Ltd.	351,600	2,413,181

62

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Singapore Technologies Engineering, Ltd.	355,100	$1,049,351
Singapore Telecommunications, Ltd.	229,000	399,648
Sinostar PEC Holdings, Ltd.	300	31
Stamford Land Corp., Ltd.	78,299	21,817
StarHub, Ltd.	275,300	236,188
Tai Sin Electric, Ltd.	200	57
Thomson Medical Group, Ltd.	1,052,400	39,357
Tiong Woon Corp. Holding, Ltd.	100	36
*Tuan Sing Holdings, Ltd.	40,662	7,454
UMS Holdings, Ltd.	454,600	450,017
United Overseas Bank, Ltd.	348,100	7,759,663
*UOB-Kay Hian Holdings, Ltd.	47,027	48,622
UOL Group, Ltd.	247,500	1,063,501
Valuetronics Holdings, Ltd.	257,800	111,532
Venture Corp., Ltd.	130,600	1,390,513
Vicom, Ltd.	100	103
Wilmar International, Ltd.	545,200	1,291,289
Wing Tai Holdings, Ltd.	226,500	244,147

TOTAL SINGAPORE		50,273,561

SPAIN — (2.4%)
Acciona SA	6,239	725,147
Acerinox SA	130,749	1,414,818
*ACS Actividades de Construccion y Servicios SA	123,956	4,980,886
ΩAedas Homes SA	8,165	163,609
ΩAena SME SA	14,623	2,683,091
*Almirall SA	43,922	402,480
Amadeus IT Group SA	131,599	8,409,008
Applus Services SA	96,463	1,307,861
Atresmedia Corp. de Medios de Comunicacion SA	95,143	480,176
*Audax Renovables SA	6,529	11,840
Azkoyen SA	12	79
Banco Bilbao Vizcaya Argentaria SA	6,783	73,797
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,918,729	20,549,588
Banco de Sabadell SA	5,405,683	10,380,983
#Banco Santander SA	1,498,961	7,329,479
Banco Santander SA, Sponsored ADR	1,027,218	4,930,646
Bankinter SA	681,089	5,403,676
CaixaBank SA	1,110,833	5,881,810
ΩCellnex Telecom SA	53,244	1,767,722
Cia de Distribucion Integral Logista Holdings SA	41,787	1,142,046
CIE Automotive SA	25,511	679,217
Construcciones y Auxiliar de Ferrocarriles SA	18,813	646,726
Corp. ACCIONA Energias Renovables SA	6,752	137,606
*Distribuidora Internacional de Alimentacion SA	4,735,016	64,806
#*Duro Felguera SA	10,568	6,136
Ebro Foods SA	25,335	433,975
*eDreams ODIGEO SA	15,068	102,792
Elecnor SA	10,051	217,091
Enagas SA	92,309	1,358,138
Ence Energia y Celulosa SA	110,091	394,111
Endesa SA	82,796	1,513,865
Ercros SA	44,200	166,359
Faes Farma SA	151,894	553,018
*Ferrovial SE	60,379	2,182,134
Fluidra SA	47,083	1,001,841
ΩGestamp Automocion SA	64,186	193,540
ΩGlobal Dominion Access SA	71,091	267,191
*Grifols SA	105,356	973,994

63

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
Grupo Catalana Occidente SA	22,574	$876,187
Grupo Empresarial San Jose SA	28	122
*Iberdrola SA	359,200	4,420,722
Iberpapel Gestion SA	16	323
Indra Sistemas SA	161,987	3,122,895
#Industria de Diseno Textil SA	165,777	7,595,505
*Laboratorio Reig Jofre SA	20	53
Laboratorios Farmaceuticos Rovi SA	19,488	1,756,614
#*Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	81,274	87,946
Mapfre SA	770,102	1,862,612
*Melia Hotels International SA	93,879	733,281
ΩMetrovacesa SA	2,188	20,237
Miquel y Costas & Miquel SA	809	9,948
Naturgy Energy Group SA	5,886	149,285
ΩNeinor Homes SA	18,181	204,121
*Oryzon Genomics SA	20	42
Pharma Mar SA	2,706	88,075
Prim SA	8	87
ΩProsegur Cash SA	65,397	36,432
Realia Business SA	196	214
Redeia Corp. SA	130,526	2,184,203
Renta 4 Banco SA	12	131
Repsol SA	812,730	12,796,263
*Sacyr SA	410,586	1,434,722
*Solaria Energia y Medio Ambiente SA	46,276	473,779
*ΩTalgo SA	21,707	102,590
*Tecnicas Reunidas SA	35,701	355,396
Telefonica SA	2,316,828	10,419,446
#Telefonica SA, Sponsored ADR	772,357	3,421,541
Tubacex SA	22,828	76,522
ΩUnicaja Banco SA	973,080	1,276,658
Vidrala SA	7,385	780,959
Viscofan SA	25,527	1,629,505

TOTAL SPAIN		144,847,698

SWEDEN — (2.8%)
AAK AB	23,680	614,011
ΩAcadeMedia AB	75,512	348,118
AddLife AB, Class B	70,695	660,839
Addnode Group AB	60,864	635,485
AddTech AB, Class B	47,596	1,009,516
AFRY AB	93,587	1,495,564
Alfa Laval AB	9,057	390,801
ΩAlimak Group AB	112	1,047
Alleima AB	173,261	1,089,205
Alligo AB, Class B	18,220	215,136
ΩAmbea AB	71,059	410,781
AQ Group AB	8,031	463,162
Arise AB	18,123	64,148
Arjo AB, Class B	191,017	813,083
Assa Abloy AB, Class B	67,547	1,815,465
Atlas Copco AB, Class A	475,886	8,474,195
Atlas Copco AB, Class B	129,747	1,980,031
Atrium Ljungberg AB, Class B	17,293	307,861
ΩAttendo AB	114,656	436,650
#Avanza Bank Holding AB	76,253	1,657,629
Axfood AB	25,344	659,005
*Beijer Alma AB, Class B	23,219	444,245
#Beijer Ref AB	54,379	785,025

64

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Bergman & Beving AB	17,450	$355,331
*Betsson AB, Class B	108,627	1,212,366
#*Better Collective A/S	19,493	524,803
*BHG Group AB	47,324	60,104
*BICO Group AB	25,513	107,622
Bilia AB, Class A	66,970	851,166
Billerud Aktiebolag	151,245	1,272,559
Biotage AB	20,045	306,814
*Bjorn Borg AB	5,623	24,719
#Boliden AB	90,451	3,033,465
*Bonava AB, Class B	128,490	118,822
*ΩBoozt AB	25,171	290,102
*ΩBravida Holding AB	73,822	505,446
BTS Group AB, Class B	661	21,620
Bufab AB	23,484	724,467
Bulten AB	9,183	69,358
*Byggfakta Group Nordic Holdco AB	10,084	47,683
*Byggmax Group AB	48,975	152,870
*Calliditas Therapeutics AB, ADR	8	155
*Camurus AB	12,579	570,965
*Castellum AB	61,068	741,658
Catella AB	24,353	67,451
Catena AB	15,122	670,962
*Cavotec SA	84	124
Cellavision AB	3,666	75,318
*Cint Group AB	97,400	104,891
Clas Ohlson AB, Class B	40,856	498,793
Cloetta AB, Class B	236,310	353,952
Concentric AB	31,500	547,582
ΩCoor Service Management Holding AB	64,638	282,205
Corem Property Group AB, Class B	268,725	202,598
Corem Property Group AB, Class D	2,870	58,834
CTT Systems AB	1,654	52,592
Dios Fastigheter AB	40,017	309,537
ΩDometic Group AB	316,888	2,295,265
Eastnine AB	6,881	103,818
#Elanders AB, Class B	6,913	61,976
*Electrolux AB, Class B	95,092	843,152
Electrolux Professional AB, Class B	115,776	757,361
Elekta AB, Class B	278,178	2,007,279
#*Embracer Group AB	117,296	300,296
*Enea AB	2,096	11,515
Engcon AB	12,988	107,919
Eolus Vind AB, Class B	949	6,173
Ependion AB	6,855	67,826
Epiroc AB, Class A	89,267	1,681,904
Epiroc AB, Class B	46,635	784,339
Essity AB, Class A	5,863	146,096
Essity AB, Class B	148,429	3,713,463
ΩEvolution AB	31,193	3,501,287
Ework Group AB	5,241	68,569
Fabege AB	73,467	570,954
Fagerhult Group AB	37,167	240,761
*Fastighets AB Balder, Class B	108,484	700,962
*Fastighets AB Trianon	18,041	29,504
FastPartner AB, Class A	14,802	100,740
FastPartner AB, Class D	3,965	23,553
Fenix Outdoor International AG	1,093	69,110

65

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
FormPipe Software AB	48	$122
Fortnox AB	217,157	1,293,536
G5 Entertainment AB	5,616	61,707
GARO AB	6,248	17,874
Getinge AB, Class B	52,206	1,117,759
Granges AB	94,031	1,121,426
*ΩGreen Landscaping Group AB	11,812	91,475
#H & M Hennes & Mauritz AB, Class B	95,435	1,536,834
Hanza AB	29,021	152,695
Heba Fastighets AB, Class B	19,410	57,562
Hemnet Group AB	46,756	1,231,105
Hexagon AB, Class B	144,728	1,539,463
Hexatronic Group AB	82,861	260,075
Hexpol AB	148,245	1,701,808
HMS Networks AB	18,726	705,644
#Holmen AB, Class B	19,277	758,020
Hufvudstaden AB, Class A	35,426	415,394
*Humana AB	19,797	53,750
Husqvarna AB, Class A	4,585	37,805
#Husqvarna AB, Class B	88,803	733,667
IAR Systems Group AB	1,491	20,241
Indutrade AB	57,086	1,342,906
#Instalco AB	165,880	591,225
*International Petroleum Corp.	87,607	1,131,015
INVISIO AB	21,396	474,670
Inwido AB	71,055	884,959
ITAB Shop Concept AB	6,942	12,017
#JM AB	56,413	973,462
Kabe Group AB, Class B	688	20,873
*Karnov Group AB	31,745	192,045
#*K-fast Holding AB	39,153	64,923
Kindred Group PLC	221,104	2,493,889
KNOW IT AB	22,223	289,533
Lagercrantz Group AB, Class B	80,000	1,194,617
Lifco AB, Class B	38,472	946,386
Lime Technologies AB	4,475	143,514
Lindab International AB	41,300	839,855
Loomis AB	74,743	1,933,965
*Medcap AB	3,606	143,078
Medicover AB, Class B	24,092	384,123
MEKO AB	27,569	282,826
*Midsona AB, Class B	24,582	18,007
*Millicom International Cellular SA	125,717	2,600,038
*Modern Times Group MTG AB, Class B	69,538	601,557
Momentum Group AB	17,370	218,710
ΩMunters Group AB	68,817	1,398,172
Mycronic AB	14,434	509,981
#NCAB Group AB	115,871	765,900
NCC AB, Class B	95,581	1,176,486
Nederman Holding AB	2,436	42,346
*Net Insight AB, Class B	83,474	39,927
New Wave Group AB, Class B	63,329	587,945
#Nibe Industrier AB, Class B	48,323	227,177
#*Nobia AB	350,172	143,822
*Nolato AB, Class B	85,701	425,542
Nordic Paper Holding AB	40,163	202,903
Nordic Waterproofing Holding AB	7,404	109,685
#Nordnet AB publ	36,106	655,282

66

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
*Norion Bank AB	36,552	$136,538
*Norva24 Group AB	17,659	41,348
#*Note AB	8,888	114,016
NP3 Fastigheter AB	13,237	279,793
Nyfosa AB	75,402	664,651
OEM International AB, Class B	38,389	380,536
#*Orron Energy ab	88,392	59,079
*OX2 AB	96,469	352,621
Peab AB, Class B	129,987	805,913
Platzer Fastigheter Holding AB, Class B	28,498	233,937
Prevas AB, B Shares	3,013	32,777
Proact IT Group AB	24,216	230,778
Ratos AB, Class B	199,778	702,578
*RaySearch Laboratories AB	17,829	195,900
Rejlers AB	5,017	64,450
Rottneros AB	21,027	22,108
Rvrc Holding AB	18,747	107,434
Saab AB, Class B	9,817	785,832
Sagax AB, Class B	31,612	801,252
Samhallsbyggnadsbolaget i Norden AB	12,172	4,464
#Sandvik AB	222,052	4,505,415
Scandi Standard AB	45,001	314,469
#*ΩScandic Hotels Group AB	187,943	995,717
*Sdiptech AB	24,943	644,942
*Sectra AB, Class B	49,127	981,117
Securitas AB, Class B	193,725	1,967,096
#*Sedana Medical AB	24,666	50,901
*Sensys Gatso Group AB	4,532	31,339
*ΩSinch AB	662,046	1,539,319
*Sivers Semiconductors AB	97,354	57,831
Skandinaviska Enskilda Banken AB, Class A	337,014	4,461,423
Skandinaviska Enskilda Banken AB, Class C	2,068	27,659
Skanska AB, Class B	89,514	1,564,633
SKF AB, Class A	3,527	73,748
SKF AB, Class B	138,448	2,901,178
SkiStar AB	34,200	479,851
Softronic AB, Class B	8,312	15,752
Solid Forsakring AB	9,892	65,070
SSAB AB, Class A	12,169	69,249
#SSAB AB, Class B	686,538	3,896,839
*Stendorren Fastigheter AB	4,465	73,631
*Stillfront Group AB	193,459	186,833
Storskogen Group AB, Class B	556,583	304,967
Svenska Cellulosa AB SCA, Class A	5,940	86,914
Svenska Cellulosa AB SCA, Class B	156,351	2,308,392
Svenska Handelsbanken AB, Class A	159,566	1,398,251
#Svenska Handelsbanken AB, Class B	5,010	54,227
Sweco AB, Class B	63,187	683,918
Swedbank AB, Class A	107,686	2,083,884
*Swedish Orphan Biovitrum AB	32,428	843,207
Synsam AB	48,379	226,117
Systemair AB	59,385	405,787
Tele2 AB, Class B	362,759	3,407,507
#Telefonaktiebolaget LM Ericsson, Class A	11,816	61,040
Telefonaktiebolaget LM Ericsson, Class B	965,976	4,947,856
Telia Co. AB	1,837,456	4,228,732
Tethys Oil AB	15,899	53,017
*TF Bank AB	2,865	54,816

67

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
ΩThule Group AB	44,286	$1,266,940
Trelleborg AB, Class B	44,331	1,588,111
Troax Group AB	20,106	408,498
*Truecaller AB, Class B	150,012	487,379
VBG Group AB, Class B	13,093	462,243
Vitec Software Group AB, Class B	9,000	434,999
Vitrolife AB	55,530	841,356
Volati AB	7,902	73,866
Volvo AB, Class A	55,191	1,472,310
Volvo AB, Class B	563,997	14,562,519
*Volvo Car AB	109,082	22,361
*Volvo Car AB, Class B	128,600	409,260
#Wallenstam AB, Class B	101,046	454,048
#Wihlborgs Fastigheter AB	71,322	604,319
XANO Industri AB, Class B	2,438	20,569

TOTAL SWEDEN		169,330,508

SWITZERLAND — (7.1%)
ABB, Ltd., Registered	348,309	17,048,019
Accelleron Industries AG	83,612	3,269,178
Adecco Group AG	162,005	5,694,860
AEVIS VICTORIA SA	8	131
Alcon, Inc.	340	26,358
Alcon, Inc., ADR	153,009	11,870,438
Allreal Holding AG, Registered	11,525	1,867,323
ALSO Holding AG, Registered	3,770	933,097
*ams-OSRAM AG	861,392	1,048,623
APG SGA SA	671	152,176
*Arbonia AG	58,030	768,123
*Aryzta AG	1,101,706	2,096,142
Ascom Holding AG, Registered	26,773	216,017
Autoneum Holding AG	3,542	569,254
*Avolta AG	48,055	1,832,812
Baloise Holding AG, Registered	47,226	7,147,107
Banque Cantonale de Geneve, Class BR	515	167,334
Banque Cantonale Vaudoise, Registered	23,884	2,505,196
Barry Callebaut AG, Registered	2,097	3,393,063
*Basilea Pharmaceutica AG, Registered	6,039	260,089
Belimo Holding AG, Class R	5,672	2,638,255
Bell Food Group AG	1,716	498,625
#Bellevue Group AG	4,126	82,102
Berner Kantonalbank AG, Registered	1,482	405,585
BKW AG	10,545	1,567,119
Bossard Holding AG, Registered A	5,985	1,370,386
Bucher Industries AG, Registered	5,962	2,307,703
Burckhardt Compression Holding AG	3,093	1,976,229
Burkhalter Holding AG	1,373	150,900
Bystronic AG	451	201,368
#Calida Holding AG, Registered	1,984	62,625
*Carlo Gavazzi Holding AG	30	9,944
Cembra Money Bank AG	30,279	2,324,202
Chocoladefabriken Lindt & Spruengli AG	18	2,088,208
#*Cicor Technologies, Ltd., Registered	4	219
Cie Financiere Richemont SA, Registered	56,114	7,825,307
Cie Financiere Tradition SA	195	30,829
Clariant AG, Registered	153,337	2,303,858
Coltene Holding AG, Registered	1,559	87,371
Comet Holding AG, Class R	8,551	2,731,770
COSMO Pharmaceuticals NV	7,529	593,520

68

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Daetwyler Holding AG	4,145	$863,212
DKSH Holding AG	28,210	1,842,424
#*DocMorris AG	13,009	1,163,810
dormakaba Holding AG	3,187	1,704,436
EFG International AG	119,004	1,385,774
Emmi AG, Registered	852	831,424
EMS-Chemie Holding AG	300	241,073
Energiedienst Holding AG, Registered	252	10,606
Feintool International Holding AG	1,337	25,876
Flughafen Zurich AG, Registered	18,509	3,717,339
Forbo Holding AG, Registered	570	661,266
ΩGalenica AG	46,109	3,531,764
*GAM Holding AG	132	41
Geberit AG, Registered	10,165	5,470,691
Georg Fischer AG, Registered	71,594	5,034,959
Givaudan SA, Registered	1,914	8,234,906
Glarner Kantonalbank	1,164	27,414
*Helvetia Holding AG, Registered	37,723	4,948,020
Holcim AG	149,401	12,572,392
Huber + Suhner AG, Registered	17,036	1,365,258
Hypothekarbank Lenzburg AG, Class R	6	27,215
Implenia AG, Registered	8,862	326,111
*Ina Invest Holding AG	8	161
Inficon Holding AG, Registered	1,247	1,748,506
Interroll Holding AG, Class R	261	845,194
*Intershop Holding AG	1,465	197,112
Investis Holding SA	1,538	165,346
Julius Baer Group, Ltd.	110,022	5,951,253
Jungfraubahn Holding AG, Registered	2,055	457,090
Kardex Holding AG, Registered	4,432	1,179,096
#Komax Holding AG, Class R	3,209	555,623
#Kuehne + Nagel International AG, Class R	19,829	5,268,852
Landis+Gyr Group AG	27,559	2,049,309
LEM Holding SA, Registered	247	421,743
Liechtensteinische Landesbank AG	4,728	362,403
#Logitech International SA, Class R	95,762	7,506,783
Lonza Group AG, Registered	13,206	7,349,226
Luzerner Kantonalbank AG, Registered	7,965	589,678
*ΩMedacta Group SA	3,614	438,968
ΩMedmix AG	14,469	238,218
Meier Tobler Group AG	322	10,813
Metall Zug AG, Registered	48	66,467
Mikron Holding AG, Registered	7,522	146,807
Mobilezone Holding AG, Registered	31,411	452,765
Mobimo Holding AG, Registered	9,340	2,617,216
*ΩMontana Aerospace AG	20,589	398,692
Nestle SA, Registered	397,901	40,000,515
Novartis AG, Registered	60,249	5,849,832
Novartis AG, Sponsored ADR	320,154	31,096,558
Novavest Real Estate AG	760	28,174
OC Oerlikon Corp. AG	189,825	826,235
*Orior AG	3,436	246,138
Partners Group Holding AG	8,464	10,977,406
Plazza AG, Registered A	315	103,380
#*ΩPolyPeptide Group AG	11,758	388,450
PSP Swiss Property AG, Registered	25,445	3,159,991
Rieter Holding AG, Registered	2,267	318,861
Roche Holding AG	112,364	27,026,657

69

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Roche Holding AG	3,250	$853,296
*Romande Energie Holding SA, Registered	1,816	114,843
Sandoz Group AG	169,287	5,749,648
Sandoz Group AG, ADR	50,530	1,711,956
Schindler Holding AG, Registered	8,672	2,122,732
Schweiter Technologies AG	721	324,672
*ΩSensirion Holding AG	946	62,609
SFS Group AG	13,079	1,560,097
*SGS SA, Registered	40,655	3,593,190
Siegfried Holding AG, Registered	4,105	3,947,675
#SIG Group AG	170,994	3,430,507
Sika AG, Registered	29,919	8,589,296
SKAN Group AG	1,599	142,614
Softwareone Holding AG	46,148	787,960
Sonova Holding AG	11,708	3,260,343
St. Galler Kantonalbank AG, Registered	1,361	702,648
#Stadler Rail AG	45,562	1,356,204
Straumann Holding AG, Class R	20,513	2,751,021
Sulzer AG, Registered	19,344	2,353,803
#Swatch Group AG (The)	11,694	2,469,109
Swatch Group AG (The)	21,827	909,111
*Swiss Life Holding AG	8,677	5,875,175
Swiss Prime Site AG, Registered	82,380	7,643,829
Swiss Re AG	145,046	15,786,394
Swisscom AG, Registered	16,786	9,215,233
Swissquote Group Holding SA, Registered	8,516	2,321,321
Tecan Group AG, Class R	1,008	359,392
Temenos AG, Registered	49,389	3,096,405
TX Group AG	2,140	333,664
u-blox Holding AG	5,864	544,106
UBS Group AG	14,477	383,096
#UBS Group AG, ADR	412,942	11,087,493
Valiant Holding AG	20,200	2,365,458
ΩVAT Group AG	16,576	8,362,553
Vaudoise Assurances Holding SA	297	144,752
Vetropack Holding AG	9,170	310,949
Vontobel Holding AG, Class R	11,364	641,831
VP Bank AG, Class A	1,085	108,364
*V-ZUG Holding AG	1,019	63,552
Walliser Kantonalbank, Registered	283	35,331
Warteck Invest AG, Registered	70	137,382
Ypsomed Holding AG, Registered	945	338,990
Zehnder Group AG, Registered	5,650	331,429
Zug Estates Holding AG, Class B	48	94,205
Zuger Kantonalbank AG, Class BR	31	290,007
Zurich Insurance Group AG	22,592	10,941,903

TOTAL SWITZERLAND		430,753,142

THAILAND — (0.0%)
*Kerry Express Thailand PCL	48,182	5,617

TOTAL THAILAND		5,617

UNITED KINGDOM — (13.1%)
4imprint Group PLC	13,312	1,046,785
Admiral Group PLC	101,590	3,471,434
ΩAirtel Africa PLC	920,101	1,277,678
AJ Bell PLC	1,130	4,577
Anglo American PLC	368,685	12,159,777
Antofagasta PLC	174,589	4,831,295

70

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Ashmore Group PLC	238,688	$578,018
Ashtead Group PLC	167,119	12,224,800
Associated British Foods PLC	110,438	3,672,831
*ΩAston Martin Lagonda Global Holdings PLC	858	1,592
AstraZeneca PLC, Sponsored ADR	390,219	29,609,818
ΩAuto Trader Group PLC	511,431	4,472,452
Aviva PLC	714,117	4,164,185
B&M European Value Retail SA	634,316	4,122,184
Babcock International Group PLC	595,472	3,784,006
BAE Systems PLC	622,192	10,385,058
Balfour Beatty PLC	396,078	1,804,254
Bank of Georgia Group PLC	40,413	2,722,436
Barclays PLC	3,695,796	9,380,287
#Barclays PLC, Sponsored ADR	261,903	2,681,887
Barratt Developments PLC	686,283	3,907,352
Beazley PLC	433,458	3,598,446
Bellway PLC	120,810	3,827,170
Berkeley Group Holdings PLC	78,808	4,651,728
Bodycote PLC	530	4,619
BP PLC, Sponsored ADR	1,142,794	44,306,124
ΩBridgepoint Group PLC	37,753	108,915
British American Tobacco PLC	269,341	7,928,837
#British American Tobacco PLC, Sponsored ADR	305,166	8,977,984
Britvic PLC	253,017	2,802,218
BT Group PLC	3,681,861	4,730,087
Bunzl PLC	105,941	4,077,766
Burberry Group PLC	162,311	2,338,239
Bytes Technology Group PLC	552	3,374
*Carnival PLC, Sponsored ADR	20,291	271,899
Centamin PLC	530	804
Centrica PLC	4,903,567	7,856,096
Close Brothers Group PLC	199	1,135
Coca-Cola HBC AG	23,668	767,566
Compass Group PLC	350,349	9,791,505
Computacenter PLC	73,097	2,363,253
ΩConvaTec Group PLC	505,366	1,581,978
Cranswick PLC	33,909	1,829,981
CRH PLC	858	66,996
CRH PLC, ADR	209,465	16,216,780
Croda International PLC	16,437	948,807
CVS Group PLC	199	2,440
*Darktrace PLC	300,877	2,269,490
DCC PLC	66,876	4,593,051
*ΩDeliveroo PLC	145,400	243,599
Diageo PLC, Sponsored ADR	75,892	10,485,239
Diploma PLC	61,622	2,799,351
Direct Line Insurance Group PLC	1,179,047	2,743,034
Domino’s Pizza Group PLC	10,856	44,287
Dowlais Group PLC	4,146	4,241
Dr. Martens PLC	1,455	1,385
Drax Group PLC	241,918	1,569,106
DS Smith PLC	1,086,336	4,766,314
Dunelm Group PLC	110,920	1,409,712
easyJet PLC	210,377	1,418,793
Energean PLC	119,923	1,657,776
Entain PLC	177,554	1,748,795
Experian PLC	268,178	10,893,273
Fevertree Drinks PLC	8,833	125,312

71

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
*Flutter Entertainment PLC	12,646	$2,363,317
*Frasers Group PLC	129,674	1,325,756
Fresnillo PLC	27,481	192,009
Future PLC	530	4,400
Games Workshop Group PLC	29,526	3,663,808
Glencore PLC	3,811,495	22,321,178
Grafton Group PLC	166,989	1,979,287
Grainger PLC	694,024	2,229,032
Greggs PLC	97,002	3,308,584
GSK PLC	898,095	18,813,630
Haleon PLC	1,123,449	4,775,815
Halma PLC	76,106	2,103,176
Harbour Energy PLC	598,074	2,163,500
Hargreaves Lansdown PLC	317,956	3,239,956
Hays PLC	1,166,201	1,344,162
*Helios Towers PLC	627	776
Hikma Pharmaceuticals PLC	104,381	2,514,669
Hill & Smith PLC	39,833	942,669
*Hiscox, Ltd.	243,510	3,750,389
Howden Joinery Group PLC	496,102	5,441,636
HSBC Holdings PLC	312,439	2,721,317
#HSBC Holdings PLC, Sponsored ADR	629,029	27,413,084
IMI PLC	193,944	4,254,660
Imperial Brands PLC	331,362	7,586,685
Inchcape PLC	298,564	2,990,762
*Indivior PLC	118,854	2,146,018
Informa PLC	350,346	3,491,045
InterContinental Hotels Group PLC	301	29,594
#InterContinental Hotels Group PLC, Sponsored ADR	33,927	3,336,720
*International Distributions Services PLC	651,191	2,206,432
Intertek Group PLC	82,319	5,096,041
Investec PLC	428,958	2,747,355
ITV PLC	2,662,545	2,343,725
IWG PLC	664,681	1,547,202
J Sainsbury PLC	1,143,689	3,772,056
JD Sports Fashion PLC	868,071	1,256,514
JET2 PLC	76,344	1,372,725
*John Wood Group PLC	530	985
Johnson Matthey PLC	97,553	2,144,961
*ΩJust Eat Takeaway.com NV	52,167	770,783
Kainos Group PLC	245	3,009
Kingfisher PLC	1,682,720	5,227,487
Lancashire Holdings, Ltd.	166,987	1,275,460
Learning Technologies Group PLC	328	301
Legal & General Group PLC	1,885,449	5,571,616
Lloyds Banking Group PLC	2,623,237	1,704,744
Lloyds Banking Group PLC, Sponsored ADR	3,865,124	9,894,717
London Stock Exchange Group PLC	33,908	3,755,809
Man Group PLC	1,072,606	3,459,716
Marks & Spencer Group PLC	2,123,995	6,803,124
Marshalls PLC	1,330	4,480
Melrose Industries PLC	591,477	4,679,203
*Mitchells & Butlers PLC	191,219	578,233
Mitie Group PLC	270,448	396,209
Mobico Group PLC	627	435
Mondi PLC	253,897	4,829,139
Moneysupermarket.com Group PLC	131	353
#*National Grid PLC, Sponsored ADR	77,118	5,139,915

72

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
#NatWest Group PLC, ADR	981,057	$7,554,139
*ΩNetwork International Holdings PLC	23,306	114,746
Next PLC	42,384	4,780,625
*Ocado Group PLC	132,942	587,779
OSB Group PLC	276,080	1,419,411
Oxford Instruments PLC	436	12,338
Pagegroup PLC	322,359	1,801,042
Pearson PLC	70,434	858,652
Pearson PLC, Sponsored ADR	211,402	2,574,876
Pennon Group PLC	101,893	849,076
Persimmon PLC	283,476	4,628,585
Pets at Home Group PLC	1,082	3,959
Phoenix Group Holdings PLC	350,619	2,150,347
*Playtech PLC	82,139	545,104
Plus500, Ltd.	16,829	455,584
Prudential PLC	58,187	510,738
#Prudential PLC, Sponsored ADR	163,929	2,878,593
QinetiQ Group PLC	441,932	1,901,354
Reckitt Benckiser Group PLC	105,455	5,899,765
Redrow PLC	325,951	2,624,325
RELX PLC, Sponsored ADR	301,493	12,418,497
Renishaw PLC	29,526	1,534,289
Rentokil Initial PLC	273,712	1,395,241
RHI Magnesita NV	518	23,480
Rightmove PLC	641,696	4,138,004
Rio Tinto PLC	375,308	25,715,104
*Rolls-Royce Holdings PLC	2,023,094	10,464,672
Rotork PLC	552,264	2,236,357
RS GROUP PLC	247,509	2,284,088
RWS Holdings PLC	530	1,145
*S4 Capital PLC	627	384
Sage Group PLC (The)	320,779	4,683,374
Savills PLC	590	7,993
Schroders PLC	383,537	1,694,300
Serco Group PLC	1,289,616	2,958,287
Severn Trent PLC	95,977	2,964,768
Shell PLC, ADR	1,135,605	81,377,454
#Smith & Nephew PLC, Sponsored ADR	84,785	2,045,862
Smiths Group PLC	76,671	1,551,411
Softcat PLC	108,198	2,125,674
Spectris PLC	75,418	3,144,660
Spirax-Sarco Engineering PLC	14,760	1,634,702
Spirent Communications PLC	4,595	11,202
*SSE PLC	392,083	8,181,590
SSP Group PLC	515,094	1,269,950
St James’s Place PLC	47,649	259,894
Standard Chartered PLC	782,634	6,759,838
Tate & Lyle PLC	253,509	2,091,863
Taylor Wimpey PLC	2,652,430	4,380,696
*TBC Bank Group PLC	16,876	731,139
Telecom Plus PLC	131	2,848
Tesco PLC	2,116,570	7,852,694
TP ICAP Group PLC	693,153	1,800,950
Travis Perkins PLC	204,233	1,925,641
#*TUI AG	62,106	440,154
Unilever PLC, Sponsored ADR	329,342	17,076,383
United Utilities Group PLC	242,975	3,177,784
Victrex PLC	583	9,242

73

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Virgin Money UK PLC	1,062,312	$2,843,899
*Vistry Group PLC	319,519	4,793,005
Vodafone Group PLC	6,305,371	5,341,916
*ΩWatches of Switzerland Group PLC	485	2,058
Weir Group PLC (The)	116,950	3,001,985
WH Smith PLC	111,206	1,527,528
Whitbread PLC	100,533	3,986,677
*Wise PLC, Class A	38,130	370,734
#WPP PLC, Sponsored ADR	47,703	2,401,846

TOTAL UNITED KINGDOM		791,952,874

UNITED STATES — (0.0%)
*Arcadium Lithium PLC	113,974	497,341
Newmont Corp.	58,853	2,434,756

TOTAL UNITED STATES		2,932,097

TOTAL COMMON STOCKS		5,786,451,887

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG	21,667	2,235,670
ΩDr. Ing. h.c. F. Porsche AG	11,535	1,032,344
*Draegerwerk AG & Co. KGaA	6,471	343,882
Einhell Germany AG, Class P	1,226	211,318
*FUCHS SE	44,613	2,090,333
Henkel AG & Co. KGaA	45,939	3,657,515
Jungheinrich AG	13,221	493,086
Porsche Automobil Holding SE	38,607	1,978,587
Sartorius AG	4,223	1,274,716
Sixt SE	14,896	1,035,296
STO SE & Co. KGaA	162	27,923
Volkswagen AG	68,323	8,412,255

TOTAL GERMANY		22,792,925

TOTAL PREFERRED STOCKS		22,792,925

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<»NEXTDC, Ltd. 05/03/2024	14,541	—
#*PointsBet Holdings, Ltd. 7/8/2024	2,630	—
*<»Spartan Resources 5/13/2024	26	—

TOTAL AUSTRALIA		—

AUSTRIA — (0.0%)
*»Strabag SE 4/19/2024	2,076	20,089

TOTAL AUSTRIA		20,089

CANADA — (0.0%)
*»Constellation Software, Inc. 3/31/2040	2,081	—

TOTAL CANADA		—

HONG KONG — (0.0%)
*MECOM Power and Construction, Ltd. 5/24/2024	26,900	34

TOTAL HONG KONG		34

SINGAPORE — (0.0%)
*Dyna-Mac Holdings, Ltd. 10/22/2024	57,940	8,327

TOTAL SINGAPORE		8,327

74

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (0.0%)
*<»DocMorris AG RTS 5/3/2024	13,009	$—

TOTAL SWITZERLAND		—

TOTAL RIGHTS/WARRANTS		28,450

TOTAL INVESTMENT SECURITIES — (96.1%) (Cost $5,023,075,855)		5,809,273,262

SECURITIES LENDING COLLATERAL — (3.9%)
@§The DFA Short Term Investment Fund	20,363,477	235,564,702

TOTAL INVESTMENTS — (100.0%) (Cost $5,258,640,557)		$6,044,837,964

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

<	Security was valued using significant unobservable inputs as of April 30, 2024
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$369,030,536	$1,365,726	$—	$370,396,262
Austria	28,668,118	—	—	28,668,118
Belgium	67,513,229	14,762	—	67,527,991
Canada	621,339,436	—	—	621,339,436
China	2,959	—	—	2,959
Denmark	184,202,922	—	—	184,202,922
Finland	75,827,212	—	—	75,827,212
France	472,048,306	—	—	472,048,306
Germany	407,049,889	—	—	407,049,889
Hong Kong	93,628,241	8,903	—	93,637,144
Ireland	34,066,695	—	—	34,066,695
Israel	46,482,370	—	—	46,482,370
Italy	167,536,003	—	—	167,536,003
Japan	1,340,447,585	—	—	1,340,447,585
Netherlands	208,881,611	—	—	208,881,611
New Zealand	14,050,017	—	—	14,050,017
Norway	47,728,286	—	—	47,728,286
Portugal	16,463,584	—	—	16,463,584
Singapore	50,273,561	—	—	50,273,561
Spain	144,847,698	—	—	144,847,698
Sweden	169,330,508	—	—	169,330,508
Switzerland	430,753,142	—	—	430,753,142
Thailand	5,617	—	—	5,617
United Kingdom	791,952,874	—	—	791,952,874
United States	2,932,097	—	—	2,932,097
Preferred Stocks
Germany	22,792,925	—	—	22,792,925

75

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Rights/Warrants
Australia	$—	$—	$—		$—
Austria	—	20,089	—		20,089
Canada	—	—	—		—
Hong Kong	34	—	—		34
Singapore	8,327	—	—		8,327
Switzerland	—	—	—		—
Securities Lending Collateral	—	235,564,702	—		235,564,702

Total Investments	$5,807,863,782	$236,974,182	$—	***	$6,044,837,964

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end reporting period in relation to net assets.

76

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.1%)
AUSTRALIA — (7.9%)
Accent Group, Ltd.	135,250	$165,989
#*Adairs, Ltd.	99,273	137,951
*Adbri, Ltd.	571,315	1,168,599
*Ainsworth Game Technology, Ltd.	1,350	1,052
*Alliance Aviation Services, Ltd.	828	1,694
*Alumina, Ltd.	2,396,779	2,529,069
AMP, Ltd.	677,570	483,979
Ansell, Ltd.	361,992	6,015,179
*Aurelia Metals, Ltd.	12,452	1,617
Austal, Ltd.	791,529	1,182,154
*Austin Engineering, Ltd.	3,840	1,259
*Australian Agricultural Co., Ltd.	253,866	225,842
*Auswide Bank, Ltd.	1,780	5,028
Autosports Group, Ltd.	124	209
*Bank of Queensland, Ltd.	2,142,871	8,557,569
»Bapcor, Ltd.	432,874	1,624,683
*BCI Minerals, Ltd.	67,030	10,011
Beach Energy, Ltd.	4,993,971	5,220,970
Beacon Minerals, Ltd.	22,773	444
*Bega Cheese, Ltd.	428,034	1,150,689
Bell Financial Group, Ltd.	16,358	14,340
Bendigo & Adelaide Bank, Ltd.	68,497	435,000
Brickworks, Ltd.	156,335	2,722,665
Capral, Ltd.	112	716
Cedar Woods Properties, Ltd.	57,636	177,774
*Challenger, Ltd.	575,855	2,524,040
Champion Iron, Ltd.	42	195
#*Coast Entertainment Holdings, Ltd.	26,843	8,541
*Cooper Energy, Ltd.	2,286,946	304,431
ΩCoronado Global Resources, Inc.	180,319	145,777
Downer EDI, Ltd.	1,489,896	4,566,435
Elders, Ltd.	648,745	3,576,523
Emeco Holdings, Ltd.	148,619	69,484
*Energy World Corp., Ltd.	20,954	163
*EQT Holdings, Ltd.	17	335
*Eureka Group Holdings, Ltd.	1,141	400
Euroz Hartleys Group, Ltd.	10,896	6,155
EVT, Ltd.	29,188	228,008
Fenix Resources, Ltd.	7,112	1,293
*Finbar Group, Ltd.	7,066	3,648
*FleetPartners Group, Ltd.	626,831	1,469,389
G8 Education, Ltd.	1,724,805	1,360,804
*Genex Power, Ltd.	243,168	42,634
*Gold Road Resources, Ltd.	672,031	715,669
GrainCorp, Ltd., Class A	627,293	3,490,845
Grange Resources, Ltd.	662,391	180,652
GUD Holdings, Ltd.	278,555	1,864,872
GWA Group, Ltd.	72,366	120,767
Harvey Norman Holdings, Ltd.	1,086,018	3,236,898
#*Healius, Ltd.	1,361,013	1,064,949
Helia Group, Ltd.	1,142,576	2,967,730
Horizon Oil, Ltd.	202,365	22,996
*Iluka Resources, Ltd.	797,976	3,979,517

1

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Imdex, Ltd.	181,306	$247,236
Incitec Pivot, Ltd.	527,287	958,704
*Insignia Financial, Ltd.	1,700,506	2,716,393
IVE Group, Ltd.	36,158	50,245
*Judo Capital Holdings, Ltd.	91,245	79,395
Jupiter Mines, Ltd.	348,752	66,806
Kelsian Group, Ltd.	124,693	450,190
Korvest, Ltd.	6	35
*Lendlease Corp., Ltd.	953,689	4,006,732
*Lindsay Australia, Ltd.	854	530
Link Administration Holdings, Ltd.	157,628	230,301
Maas Group Holdings, Ltd.	1,548	4,342
Macmahon Holdings, Ltd.	7,264	1,179
Magellan Financial Group, Ltd.	460,050	2,667,692
*MaxiPARTS, Ltd.	292	455
*Metals X, Ltd.	103,509	30,582
Michael Hill International, Ltd.	6,191	2,653
*MMA Offshore, Ltd.	557,823	949,024
#Monash IVF Group, Ltd.	452,505	430,467
*Mount Gibson Iron, Ltd.	512,959	148,225
Myer Holdings, Ltd.	256,415	127,375
*MyState, Ltd.	52,981	123,508
New Hope Corp., Ltd.	1,398,911	4,133,146
Nickel Industries, Ltd.	1,481,181	913,716
Nine Entertainment Co. Holdings, Ltd.	1,884,937	1,866,577
NRW Holdings, Ltd.	632,685	1,150,336
*NTAW Holdings, Ltd.	812	277
*Nufarm, Ltd.	842,092	2,832,491
*Nuix, Ltd.	17,411	23,403
*Omni Bridgeway, Ltd.	41,419	33,485
oOh!media, Ltd.	524,217	570,171
#*»Panoramic Resources, Ltd.	29,859	504
*Paragon Care, Ltd.	28,526	6,020
Peet, Ltd.	34,693	26,808
Perenti, Ltd.	927,500	575,171
*Perpetual, Ltd.	107,005	1,655,798
Perseus Mining, Ltd.	3,563,847	5,345,771
*PEXA Group, Ltd.	52,663	419,252
Premier Investments, Ltd.	48,353	948,221
QANTM Intellectual Property, Ltd.	1,356	1,462
Qube Holdings, Ltd.	467,859	1,011,669
*Ramelius Resources, Ltd.	5,448,966	7,395,025
*»Red River Resources, Ltd.	3,408	—
*Regis Resources, Ltd.	3,457,581	4,984,305
Reject Shop, Ltd. (The)	144	399
Reliance Worldwide Corp., Ltd.	1,200,893	4,039,367
*Resolute Mining, Ltd.	5,614,015	1,558,436
*Retail Food Group, Ltd.	459,412	20,882
Ridley Corp., Ltd.	121,914	178,912
*Sandfire Resources, Ltd.	1,847,167	11,454,834
*Select Harvests, Ltd.	91,983	209,052
Servcorp, Ltd.	76	202
Service Stream, Ltd.	1,082,850	896,515
SG Fleet Group, Ltd.	3,612	7,365
Shaver Shop Group, Ltd.	820	607
Shine Justice, Ltd.	1,219	562
Sigma Healthcare, Ltd.	1,409,331	1,157,665
*Silver Lake Resources, Ltd.	2,563,562	2,430,390

2

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Sims, Ltd.	448,983	$3,516,062
*Southern Cross Electrical Engineering, Ltd.	2,780	2,220
#Southern Cross Media Group, Ltd.	47,067	29,188
SRG Global, Ltd.	135,167	73,728
Stanmore Resources, Ltd.	163,361	354,303
#*Star Entertainment Group, Ltd. (The)	2,383,353	626,791
Super Retail Group, Ltd.	107,521	1,024,242
*Superloop, Ltd.	85,608	74,490
*Tabcorp Holdings, Ltd.	4,627,021	2,208,351
*»Ten Sixty Four, Ltd.	1,572	112
#Terracom, Ltd.	13,461	2,141
ΩViva Energy Group, Ltd.	34,764	77,429
*West African Resources, Ltd.	1,883,288	1,638,705
#Westgold Resources, Ltd.	1,404,472	2,051,988
*»Wiluna Mining Corp., Ltd.	504	13

TOTAL AUSTRALIA		144,608,260

AUSTRIA — (1.1%)
Agrana Beteiligungs AG	26,363	379,139
#AT&S Austria Technologie & Systemtechnik AG	6,562	146,363
ΩBAWAG Group AG	74,028	4,448,503
*Eurotelesites AG	8,571	32,259
*Lenzing AG	2,549	82,720
Mayr Melnhof Karton AG	699	83,859
POLYTEC Holding AG	261	983
Porr Ag	43,414	660,102
Raiffeisen Bank International AG	144,343	2,682,422
Semperit AG Holding	1,319	16,388
*Strabag SE	613	26,131
Strabag SE, Class BR	4,122	175,858
Telekom Austria AG	45,548	392,055
UNIQA Insurance Group AG	67,833	598,379
Vienna Insurance Group AG Wiener Versicherung Gruppe	56,320	1,761,449
voestalpine AG	321,720	8,641,304
Wienerberger AG	2,663	95,560
Zumtobel Group AG	12,418	79,403

TOTAL AUSTRIA		20,302,877

BELGIUM — (1.5%)
Ackermans & van Haaren NV	46,475	8,025,526
Ageas SA	127,499	5,881,235
*AGFA-Gevaert NV	8,534	10,932
Bekaert SA	109,757	5,522,881
bpost SA	235,705	931,247
Cie d’Entreprises CFE	93	760
Colruyt Group N.V	885	41,088
Deceuninck NV	6,226	16,976
Econocom Group SA	122,996	289,331
#Euronav NV, ADR	45,083	752,435
Greenyard NV	3,006	17,164
#*Ontex Group NV	109,477	1,107,377
Proximus SADP	607,524	4,491,974
Sipef NV	3,333	201,000
Tessenderlo Group SA	20,461	527,261
VGP NV	4,230	463,150
Viohalco SA	67	412

TOTAL BELGIUM		28,280,749

3

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CANADA — (10.0%)
*Acadian Timber Corp.	52	$662
ADENTRA, Inc.	8,831	273,701
*Advantage Energy, Ltd.	410,500	3,209,062
Aecon Group, Inc.	111,488	1,372,247
Africa Oil Corp.	153,117	273,055
*AGF Management, Ltd., Class B	155,600	892,476
*Aimia, Inc.	24,159	41,500
Alamos Gold, Inc.	192,039	2,824,894
Algoma Central Corp.	44	466
Amerigo Resources, Ltd.	1,454	1,831
Andrew Peller, Ltd., Class A	12,289	34,349
*Athabasca Oil Corp.	245,823	858,864
*AutoCanada, Inc.	6,465	113,691
B2Gold Corp.	500,396	1,267,517
B2Gold Corp.	2,043,664	5,211,343
Baytex Energy Corp.	875,750	3,250,955
#Birchcliff Energy, Ltd.	679,464	2,799,262
Black Diamond Group, Ltd.	477	2,941
BMTC Group, Inc.	79	827
Brookfield Reinsurance, Ltd.	2,520	101,228
Brookfield Reinsurance, Ltd.	1,400	56,455
*Calfrac Well Services, Ltd.	280	860
*Calibre Mining Corp.	10,226	14,440
Canaccord Genuity Group, Inc.	47,621	302,603
*Canadian Western Bank	288,646	5,548,743
*Canfor Corp.	87,020	919,067
Cardinal Energy, Ltd.	251,835	1,294,141
Cascades, Inc.	274,291	1,844,778
Centerra Gold, Inc.	603,980	3,684,065
CES Energy Solutions Corp.	83,493	344,583
Cogeco Communications, Inc.	34,762	1,380,764
Cogeco, Inc.	11,161	416,999
*Colabor Group, Inc.	2,066	1,857
Crescent Point Energy Corp.	62,399	551,388
Crescent Point Energy Corp., ADR	1,435,751	12,648,966
*Crew Energy, Inc.	257,865	848,382
#*Cronos Group, Inc.	180,476	530,599
*dentalcorp Holdings, Ltd.	79,098	360,989
Dexterra Group, Inc.	1,396	5,985
Doman Building Materials Group, Ltd.	64,100	358,327
DREAM Unlimited Corp.	45,256	592,938
Dundee Precious Metals, Inc.	530,689	4,025,024
Dye & Durham, Ltd.	4,804	51,332
Dynacor Group, Inc.	184	699
E-L Financial Corp., Ltd.	7	5,605
*Eldorado Gold Corp.	15,116	215,872
*Eldorado Gold Corp.	630,089	8,985,069
Endeavour Mining PLC	12,270	256,948
Enerflex, Ltd.	9,673	56,394
Enerflex, Ltd.	77,955	456,773
*EQB, Inc.	58,392	3,532,379
#*Equinox Gold Corp.	802,945	4,343,932
#*Equinox Gold Corp.	219,381	1,189,641
Exco Technologies, Ltd.	248	1,276
First Majestic Silver Corp.	23,996	160,340
*Fortuna Silver Mines, Inc.	799,918	3,631,628
*Fortuna Silver Mines, Inc.	57,750	262,720
Frontera Energy Corp.	2,523	17,428
#*GoldMoney, Inc.	1,785	10,420

4

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Gran Tierra Energy, Inc.	7,300	$63,072
*Heroux-Devtek, Inc.	2,771	37,637
High Liner Foods, Inc.	6,998	67,797
Hudbay Minerals, Inc.	17,723	149,514
Hudbay Minerals, Inc.	726,442	6,116,642
#*IAMGOLD Corp.	1,296,302	4,614,835
*IAMGOLD Corp.	152,007	541,045
*Interfor Corp.	163,573	2,080,009
*Kelt Exploration, Ltd.	195,061	887,383
*Knight Therapeutics, Inc.	52,137	218,969
Lassonde Industries, Inc., Class A	1,463	153,366
#*Laurentian Bank of Canada	134,141	2,512,245
Leon’s Furniture, Ltd.	2,777	45,823
*Lightspeed Commerce, Inc.	3,384	44,411
*Lightspeed Commerce, Inc.	75,617	989,070
Linamar Corp.	112,633	5,314,989
Magellan Aerospace Corp.	3,406	19,635
*Major Drilling Group International, Inc.	19,641	136,673
Martinrea International, Inc.	188,502	1,571,022
*Mattr Corp.	45,894	544,842
*MDF Commerce, Inc.	6,048	25,269
*MEG Energy Corp.	407,811	9,294,000
Melcor Developments, Ltd.	3,082	25,440
Methanex Corp.	3,582	171,871
Methanex Corp., ADR	40,759	1,952,764
Mullen Group, Ltd.	128,860	1,198,698
Neo Performance Materials, Inc.	8,800	36,574
*New Gold, Inc.	190,842	330,607
*New Gold, Inc.	641,599	1,116,382
Northland Power, Inc.	64,771	990,529
*NuVista Energy, Ltd.	380,986	3,449,769
#*Obsidian Energy, Ltd.	79,898	684,726
OceanaGold Corp.	2,437,085	5,286,249
Paramount Resources, Ltd., Class A	136,133	3,091,567
Parex Resources, Inc.	254,640	4,448,346
*Park Lawn Corp.	41,630	498,463
#Peyto Exploration & Development Corp.	491,672	5,507,757
Pizza Pizza Royalty Corp.	23,409	228,834
Polaris Renewable Energy, Inc.	41,927	353,092
#*Precision Drilling Corp.	23,422	1,643,756
*Precision Drilling Corp.	34,379	2,415,301
*RF Capital Group, Inc.	288	1,411
*Roots Corp.	232	390
Russel Metals, Inc.	200,899	5,669,363
Sandstorm Gold, Ltd.	233,220	1,273,381
Secure Energy Services, Inc.	19,349	164,217
SSR Mining, Inc.	357,550	1,916,468
SSR Mining, Inc.	97,881	525,794
Stelco Holdings, Inc.	621	18,040
*ΩSTEP Energy Services, Ltd.	236	673
Supremex, Inc.	220	623
Surge Energy, Inc.	65,179	354,396
Taiga Building Products, Ltd.	128	317
Tamarack Valley Energy, Ltd.	1,558,887	4,232,375
*Taseko Mines, Ltd.	11,717	28,824
Tidewater Midstream and Infrastructure, Ltd.	2,132	1,102
*Torex Gold Resources, Inc.	147,411	2,081,576
Total Energy Services, Inc.	5,463	38,492

5

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Transcontinental, Inc., Class A	142,058	$1,412,463
*»Trevali Mining Corp.	660	—
Trican Well Service, Ltd.	3,585	10,907
Vermilion Energy, Inc.	244,435	2,818,336
#Vermilion Energy, Inc.	2,646	30,546
VersaBank	92	912
Wajax Corp.	16,408	404,034
#*Well Health Technologies Corp.	13,513	35,901
Whitecap Resources, Inc.	1,516,494	11,523,964

TOTAL CANADA		182,844,758

CHINA — (0.0%)
*Hong Kong Resources Holdings Co., Ltd.	8,569	1,041
SIIC Environment Holdings, Ltd.	70,100	8,481

TOTAL CHINA		9,522

DENMARK — (2.6%)
Alm Brand A/S	124,089	216,144
BankNordik P/F	263	5,976
#*Bavarian Nordic A/S	137,690	3,030,015
D/S Norden A/S	61,902	2,621,496
DFDS A/S	62,574	1,921,531
FLSmidth & Co. A/S	38,600	1,944,568
H Lundbeck A/S	460,204	2,245,815
H Lundbeck A/S, Class A	82,541	348,489
Jyske Bank A/S, Registered	130,986	10,675,527
Matas A/S	101,234	1,639,981
*Nilfisk Holding A/S	1,556	32,791
North Media A/S	411	3,570
Per Aarsleff Holding A/S	21,910	1,030,268
ROCKWOOL A/S, Class A	116	37,999
ROCKWOOL A/S, Class B	7,150	2,353,488
ΩScandinavian Tobacco Group A/S	105,132	1,700,114
Schouw & Co. A/S	31,678	2,552,278
Spar Nord Bank A/S	192,123	3,415,349
Sparekassen Sjaelland-Fyn A/S	13,561	420,905
Sydbank AS	185,754	9,496,280
*TCM Group A/S	170	1,292
TORM PLC, Class A	45,582	1,577,483

TOTAL DENMARK		47,271,359

FINLAND — (1.9%)
Aktia Bank OYJ	75,155	768,241
Alandsbanken Abp, Class B	700	24,625
Anora Group OYJ	20,290	108,368
Aspo OYJ	2,452	15,416
Atria OYJ	1,276	12,825
*Cargotec OYJ, Class B	60,914	4,819,816
ΩEnento Group OYJ	11,087	196,079
#Enersense International OYJ	1,087	3,685
Fiskars OYJ Abp	27,126	508,161
Huhtamaki OYJ	50,820	1,954,051
Kamux Corp.	18,556	105,753
Kemira OYJ	243,864	5,324,576
Konecranes OYJ	51,206	2,711,334
Lassila & Tikanoja OYJ	3,339	31,061
*Lindex Group OYJ	130,879	403,736
*Mandatum OYJ	216,480	1,007,368
Metsa Board OYJ	381,059	2,748,247
Metsa Board OYJ	1,442	12,150

6

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
#Nokian Renkaat OYJ	118,412	$1,038,224
Oma Saastopankki OYJ	12,998	238,771
Oriola OYJ, Class B	4,343	4,156
#Outokumpu OYJ	1,073,429	4,367,265
Raisio OYJ, Class V	57,607	118,265
Sanoma OYJ	54,561	397,877
#Taaleri PLC	7,501	64,805
ΩTerveystalo OYJ	112,075	1,043,779
TietoEVRY OYJ	169,657	3,218,155
#Valmet OYJ	96,169	2,412,374
Viking Line Abp	311	7,515
#YIT OYJ	139,611	291,096

TOTAL FINLAND		33,957,774

FRANCE — (4.8%)
AKWEL SADIR	478	7,156
ΩALD SA	24,623	163,367
#*Alstom SA	142,020	2,258,854
Arkema SA	61,662	6,398,744
Beneteau SACA	13,697	178,969
Bonduelle SCA	16,447	142,447
CBo Territoria	96	380
*CGG SA	2,367,437	1,004,458
Cie des Alpes	35,040	510,297
#Cie Plastic Omnium SE	81,960	1,006,064
Coface SA	371,887	5,745,931
Derichebourg SA	123,187	525,556
*Elis SA	449,668	10,154,709
#Eramet SA	17,906	1,748,996
Etablissements Maurel et Prom SA	109,107	697,646
*Eurazeo SE	65,902	5,975,524
#*Eutelsat Communications SACA	306,865	1,242,251
*Fnac Darty SA	41,695	1,473,455
*Forvia SE	380,798	6,107,556
GL Events SACA	805	16,182
Groupe Crit SA	4	322
Groupe SFPI	742	1,515
#Guerbet	13,585	545,445
*Haulotte Group SA	215	487
*HEXAOM SA	24	593
Imerys SA	62,503	2,023,663
Jacquet Metals SACA	22,678	439,869
LISI SA	6,786	178,497
LNA Sante SA	250	5,427
ΩMaisons du Monde SA	30,055	144,614
Manitou BF SA	6,999	172,500
Mersen SA	28,944	1,077,009
#Metropole Television SA	23,897	338,820
Nexity SA	20,209	227,754
Quadient SA	62,575	1,203,018
Rexel SA	395,042	10,319,254
Samse SACA	71	13,589
Savencia SA	521	29,414
SCOR SE	384,570	12,599,280
SES SA	894,930	4,365,419
Societe BIC SA	5,546	391,386
Societe LDC SADIR	797	127,829
Stef SA	124	16,865
Television Francaise 1 SA	125,561	1,151,923

7

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
*Ubisoft Entertainment SA	249	$5,903
Valeo SE	438,438	5,597,500
*Vallourec SACA	2,031	35,322
Vicat SACA	41,636	1,542,602
VIEL & Cie SA	1,748	18,878
*ΩX-Fab Silicon Foundries SE	26,455	184,715

TOTAL FRANCE		88,117,954

GERMANY — (5.0%)
1&1 AG	97,982	1,728,669
7C Solarparken AG	43,680	148,055
Aurubis AG	7,294	586,496
#BayWa AG	10,842	260,840
ΩBefesa SA	41,640	1,202,143
Bertrandt AG	928	39,988
Bijou Brigitte AG	121	4,955
*Bilfinger SE	105,783	4,942,867
#*Borussia Dortmund GmbH & Co. KGaA	114,061	451,253
CANCOM SE	106,473	3,335,713
*CECONOMY AG	179,514	414,988
*Deutz AG	125,980	734,815
Draegerwerk AG & Co. KGaA	1,159	54,032
Duerr AG	148,993	3,839,410
ΩDWS Group GmbH & Co. KGaA	34,486	1,461,699
ElringKlinger AG	9,244	66,026
*Encavis AG	31,186	563,544
*flatexDEGIRO AG	124,147	1,630,771
FORTEC Elektronik AG	31	736
#*Fraport AG Frankfurt Airport Services Worldwide	84,868	4,272,302
Freenet AG	20,244	563,662
Gesco SE	12	244
H&R GmbH & Co. KGaA	1,341	7,083
*Hamburger Hafen und Logistik AG	41,612	743,048
#*Heidelberger Druckmaschinen AG	92,422	93,388
*HelloFresh SE	194,553	1,318,058
Hornbach Holding AG & Co. KGaA	22,692	1,785,797
Indus Holding AG	7,914	215,783
ΩInstone Real Estate Group SE	72	668
Jenoptik AG	53,827	1,452,684
ΩJOST Werke SE	6,026	291,883
K+S AG, Registered	87,175	1,307,304
KION Group AG	326,627	15,150,369
Kloeckner & Co. SE	2,155	15,323
*Koenig & Bauer AG	2,050	29,109
Krones AG	494	65,287
KWS Saat SE & Co. KGaA	10,482	577,209
LANXESS AG	156,549	4,440,881
*Medios AG	31,203	472,434
#METRO AG	129,881	697,158
MLP SE	131,397	793,808
Mutares SE & Co. KGaA	38,665	1,742,598
Norma Group SE	65,453	1,308,738
#ProSiebenSat.1 Media SE	273,670	2,136,149
#RTL Group SA	39,273	1,215,694
SAF-Holland SE	10,440	201,828
Salzgitter AG	82,065	2,123,513
Schloss Wachenheim AG	9	147
#*SGL Carbon SE	19,651	141,410
Siltronic AG	61,475	4,805,045

8

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Sixt SE	4,845	$466,249
Suedzucker AG	155,067	2,221,804
Surteco Group SE	205	3,617
Synlab AG	31,820	357,249
Takkt AG	49,849	695,049
#thyssenkrupp AG	1,039,694	5,233,878
United Internet AG	211,165	5,111,872
Vossloh AG	11,472	558,126
Wacker Chemie AG	51,127	5,499,584
Wacker Neuson SE	77,387	1,388,486
Wuestenrot & Wuerttembergische AG	21,671	305,868

TOTAL GERMANY		91,277,386

HONG KONG — (1.8%)
*Apollo Future Mobility Group, Ltd.	145,400	9,667
*Bank of East Asia, Ltd. (The)	1,960,902	2,482,091
*China Energy Development Holdings, Ltd.	556,000	5,616
Chow Sang Sang Holdings International, Ltd.	387,000	417,619
CITIC Telecom International Holdings, Ltd.	1,454,000	494,507
ΩCrystal International Group, Ltd.	341,000	176,142
Dah Sing Banking Group, Ltd.	872,400	716,106
Dah Sing Financial Holdings, Ltd.	208,400	586,202
#EC Healthcare	75,000	12,562
ΩESR Group, Ltd.	327,400	361,675
*Far East Consortium International, Ltd.	1,464,000	198,415
First Pacific Co., Ltd.	5,210,000	2,444,727
*ΩFIT Hon Teng, Ltd.	2,687,000	776,431
#Great Eagle Holdings, Ltd.	29,563	45,283
Guotai Junan International Holdings, Ltd.	6,836,000	498,200
Hang Lung Group, Ltd.	984,000	1,172,567
#Hang Lung Properties, Ltd.	572,000	637,002
*Harbour Centre Development, Ltd.	10,000	7,620
HKBN, Ltd.	1,082,500	326,638
HKR International, Ltd.	20,800	3,404
*Hong Kong Technology Venture Co., Ltd.	174,000	33,816
*Hongkong & Shanghai Hotels, Ltd. (The)	58,000	45,236
Hutchison Telecommunications Hong Kong Holdings, Ltd.	68,000	8,955
*Johnson Electric Holdings, Ltd.	972,496	1,332,936
K Wah International Holdings, Ltd.	441,000	103,185
#Kerry Logistics Network, Ltd.	375,500	352,877
Kerry Properties, Ltd.	1,514,500	2,954,952
Kowloon Development Co., Ltd.	409,000	283,955
Luk Fook Holdings International, Ltd.	209,000	502,378
*Mongolian Mining Corp.	408,000	523,746
*NagaCorp., Ltd.	476,000	250,744
#New World Development Co., Ltd.	2,010,000	2,153,608
Pacific Basin Shipping, Ltd.	14,738,000	5,125,474
Pacific Textiles Holdings, Ltd.	348,000	66,741
PAX Global Technology, Ltd.	64,000	53,680
Pico Far East Holdings, Ltd.	58,000	12,088
Public Financial Holdings, Ltd.	40,000	6,188
Samson Holding, Ltd.	51,000	913
*Shangri-La Asia, Ltd.	468,000	327,909
*Shun Tak Holdings, Ltd.	2,450,000	244,336
SmarTone Telecommunications Holdings, Ltd.	34,000	15,867
Stella International Holdings, Ltd.	327,000	597,875
Sundart Holdings, Ltd.	88,000	4,838
*Texhong International Group, Ltd.	74,500	40,483
#*Tongda Group Holdings, Ltd.	2,780,000	28,080

9

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
Town Health International Medical Group, Ltd.	2,482,000	$88,856
*Transport International Holdings, Ltd.	8,823	10,142
United Laboratories International Holdings, Ltd. (The)	2,148,000	2,534,910
*ΩVPower Group International Holdings, Ltd.	2,223,000	82,426
VSTECS Holdings, Ltd.	2,028,000	1,296,476
*Xinyi Glass Holdings, Ltd.	433,000	466,151
Yue Yuen Industrial Holdings, Ltd.	1,428,500	2,546,066
*»Zensun Enterprises, Ltd.	353,001	14,894

TOTAL HONG KONG		33,483,255

IRELAND — (0.2%)
Cairn Homes PLC	402,884	681,503
Dalata Hotel Group PLC	625,062	2,820,442
FBD Holdings PLC	1,426	21,118
*ΩGlenveagh Properties PLC	491,100	670,042
*Permanent TSB Group Holdings PLC	10,035	16,095

TOTAL IRELAND		4,209,200

ISRAEL — (0.8%)
*Alrov Properties and Lodgings, Ltd.	9	368
Ashdod Refinery, Ltd.	10,182	230,022
*Ashtrom Group, Ltd.	14,494	201,152
*Avgol Industries 1953, Ltd.	784	279
*Azorim-Investment Development & Construction Co., Ltd.	19,693	90,433
Carasso Motors, Ltd.	85,957	420,521
*Cellcom Israel, Ltd.	180,057	756,901
#*Clal Insurance Enterprises Holdings, Ltd.	208,300	3,497,478
Delta Galil, Ltd.	183	8,178
*Equital, Ltd.	34,239	951,282
*Gilat Satellite Networks, Ltd.	29,111	146,161
*Hagag Group Real Estate Development	32,351	150,728
IDI Insurance Co., Ltd.	906	26,045
*Intercure, Ltd.	711	1,920
Israel Canada T.R, Ltd.	42,181	156,295
Isras Investment Co., Ltd.	2,887	553,429
*Issta, Ltd.	2,347	50,494
Kardan Real Estate Enterprise & Development, Ltd.	58,061	67,512
Kerur Holdings, Ltd.	64	1,097
#Kvutzat Acro, Ltd.	13,781	152,747
Mediterranean Towers, Ltd.	52,940	114,775
Menora Mivtachim Holdings, Ltd.	16,865	407,205
Meshulam Levinstein Contracting & Engineering, Ltd.	1,009	83,235
Migdal Insurance & Financial Holdings, Ltd.	1,090,198	1,387,703
*Naphtha Israel Petroleum Corp., Ltd.	32,460	168,803
Oil Refineries, Ltd.	10,631,018	3,101,764
Palram Industries 1990, Ltd.	3,033	40,386
Paz Oil Co., Ltd.	12,494	1,251,927
Plasson Industries, Ltd.	86	3,161
Prashkovsky Investments and Construction, Ltd.	24,942	589,929
*Rani Zim Shopping Centers, Ltd.	4,988	3,969
Raval Ics, Ltd.	503	329
*Scope Metals Group, Ltd.	756	26,108
*Shikun & Binui, Ltd.	166,268	358,467
Shufersal, Ltd.	810	5,365
ΩTamar Petroleum, Ltd.	92,003	544,261

TOTAL ISRAEL		15,550,429

ITALY — (4.4%)
A2A SpA	1,835,060	3,640,766
ACEA SpA	26,016	452,873

10

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
ΩAnima Holding SpA	503,834	$2,371,478
Banca IFIS SpA	64,139	1,436,086
*Banca Monte dei Paschi di Siena SpA	151,999	739,493
Banca Popolare di Sondrio SPA	1,174,113	9,867,656
*Banca Profilo SpA	2,036	483
Banco BPM SpA	631,647	4,176,625
Banco di Desio e della Brianza SpA	212	1,061
Biesse SpA	4,052	52,771
BPER Banca SPA	2,797,885	14,632,182
Buzzi SpA	236,872	8,575,950
Cairo Communication SpA	51,834	119,715
Cementir Holding NV	97,557	1,036,875
*CIR SpA-Compagnie Industriali	707,172	423,443
Credito Emiliano SpA	180,292	1,912,360
d’Amico International Shipping SA	35,621	256,332
Danieli & C Officine Meccaniche SpA	73,670	1,902,346
Danieli & C Officine Meccaniche SpA	29,090	1,007,791
#Datalogic SpA	9,463	57,574
#Emak SpA	412	502
*Esprinet SpA	23,459	128,428
Fila SpA	35,401	333,483
FNM SpA	6,600	3,253
Hera SpA	76,859	278,597
#Illimity Bank SpA	12,687	70,881
IMMSI SpA	1,112	641
Iveco Group NV	516,874	6,524,275
*MFE-MediaForEurope NV, Class A	339,571	1,001,397
#*MFE-MediaForEurope NV, Class B	133,843	539,820
Openjobmetis Spa agenzia per il lavoro	40	699
Orsero SpA	7,078	110,798
ΩOVS SpA	732,850	1,922,964
ΩPirelli & C SpA	763,689	4,873,342
Rizzoli Corriere Della Sera Mediagroup SpA	1,356	1,186
*Safilo Group SpA	16,026	19,980
Saras SpA	145,395	275,172
*Sogefi SpA	96,218	296,814
#*Telecom Italia SpA	20,314,746	4,841,758
*Tesmec SpA	371,160	37,623
*TREVI - Finanziaria Industriale SpA	1,120	440
Unipol Gruppo SpA	752,729	6,776,919
Webuild SpA	148,883	376,016

TOTAL ITALY		81,078,848

JAPAN — (24.9%)
77 Bank, Ltd. (The)	145,200	4,119,836
Achilles Corp.	1,200	12,087
AD Works Group Co., Ltd.	185,400	286,291
#Ahresty Corp.	80,900	326,962
Aichi Financial Group, Inc.	133	2,516
Aichi Steel Corp.	50,700	1,121,190
Aichi Tokei Denki Co., Ltd.	1,100	16,748
Aida Engineering, Ltd.	7,000	39,856
Airport Facilities Co., Ltd.	100	393
#Airtech Japan, Ltd.	2,100	15,880
Aisan Industry Co., Ltd.	173,300	1,621,057
*Akebono Brake Industry Co., Ltd.	73,600	72,494
Albis Co., Ltd.	700	11,899
Alconix Corp.	45,200	394,942
Alinco, Inc.	5,800	42,644

11

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Allied Telesis Holdings KK	9,000	$5,719
#Alpen Co., Ltd.	75,114	992,833
Alpha Corp.	1,900	18,147
Alps Alpine Co., Ltd.	759,100	6,888,411
AOKI Holdings, Inc.	112,100	792,853
Aoyama Trading Co., Ltd.	238,536	2,467,744
#Aozora Bank, Ltd.	27,400	427,284
Arakawa Chemical Industries, Ltd.	100	697
Arata Corp.	19,000	422,584
ARCLANDS Corp.	109,500	1,351,311
Arcs Co., Ltd.	48,600	954,304
Arisawa Manufacturing Co., Ltd.	47,800	462,919
Artience Co., Ltd.	73,900	1,373,606
Asahi Co., Ltd.	6,400	58,158
Asia Pile Holdings Corp.	7,300	39,152
Astena Holdings Co., Ltd.	37,100	116,464
Autobacs Seven Co., Ltd.	3,500	35,453
Avantia Co., Ltd.	2,500	13,011
Awa Bank, Ltd. (The)	72,672	1,243,180
Bando Chemical Industries, Ltd.	38,000	431,519
#Bank of Nagoya, Ltd. (The)	32,600	1,462,562
Bank of Saga, Ltd. (The)	7,000	97,773
Bank of the Ryukyus, Ltd.	97,100	728,720
Belluna Co., Ltd.	169,000	681,950
Bunka Shutter Co., Ltd.	800	8,653
Canon Electronics, Inc.	56,100	802,829
Carlit Holdings Co., Ltd.	300	2,198
Cawachi, Ltd.	54,900	993,583
Central Glass Co., Ltd.	84,700	1,507,070
Chiba Kogyo Bank, Ltd. (The)	329,900	2,278,787
Chori Co., Ltd.	1,300	29,120
Chubu Shiryo Co., Ltd.	12,200	93,730
Chuetsu Pulp & Paper Co., Ltd.	400	4,344
Chugin Financial Group, Inc.	151,800	1,281,037
CI Takiron Corp.	27,600	114,704
Citizen Watch Co., Ltd.	682,000	4,541,899
CMK Corp.	242,400	930,382
Coca-Cola Bottlers Japan Holdings, Inc.	33,300	467,552
Cosmos Initia Co., Ltd.	600	3,298
Dai Nippon Toryo Co., Ltd.	2,300	17,422
Dai-Dan Co., Ltd.	16,200	288,144
Daido Metal Co., Ltd.	79,100	312,148
Daido Steel Co., Ltd.	313,700	3,474,592
#Daihatsu Diesel Manufacturing Co., Ltd.	67,900	676,131
Daiichi Jitsugyo Co., Ltd.	8,700	114,607
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,900	35,618
Daiki Aluminium Industry Co., Ltd.	53,200	450,982
Daikyonishikawa Corp.	37,700	173,928
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,100	75,088
Daio Paper Corp.	66,600	479,508
Daishi Hokuetsu Financial Group, Inc.	78,976	2,270,940
Daishinku Corp.	88,000	474,769
Daisue Construction Co., Ltd.	5,900	60,550
Daito Pharmaceutical Co., Ltd.	23,900	383,488
DCM Holdings Co., Ltd.	204,000	1,893,966
Denka Co., Ltd.	122,200	1,815,936
DIC Corp.	215,200	4,041,709
Dowa Holdings Co., Ltd.	58,700	2,207,148

12

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Eagle Industry Co., Ltd.	40,300	$469,674
EDION Corp.	177,400	1,837,524
Ehime Bank, Ltd. (The)	16,271	121,698
Elematec Corp.	100	1,226
Endo Lighting Corp.	22,200	202,017
Enomoto Co., Ltd.	1,400	14,154
Eslead Corp.	8,200	177,428
Exedy Corp.	101,400	1,865,428
EXEO Group, Inc.	360,600	3,942,505
Feed One Co., Ltd.	4,300	28,172
Ferrotec Holdings Corp.	215,000	4,126,076
FIDEA Holdings Co., Ltd.	19,100	186,309
First Bank of Toyama, Ltd. (The)	258,900	1,533,345
Foster Electric Co., Ltd.	58,800	469,683
F-Tech, Inc.	12,000	55,438
Fuji Co., Ltd.	5,500	67,175
Fuji Corp., Ltd.	15,800	74,901
#Fuji Oil Co., Ltd.	189,200	579,509
Fuji Oil Holdings, Inc.	42,200	622,414
Fuji Pharma Co., Ltd.	16,400	165,704
Fuji Seal International, Inc.	26,400	340,055
Fujibo Holdings, Inc.	1,400	37,143
Fujicco Co., Ltd.	7,900	95,333
Fujikura Composites, Inc.	69,000	643,237
Fujimori Kogyo Co., Ltd.	5,200	141,429
FuKoKu Co., Ltd.	1,800	21,538
Fukuda Corp.	2,700	94,195
Fukuyama Transporting Co., Ltd.	30,400	737,953
Furukawa Co., Ltd.	68,147	868,266
Furukawa Electric Co., Ltd.	345,000	7,425,508
Furuno Electric Co., Ltd.	19,778	264,310
#Fuso Pharmaceutical Industries, Ltd.	700	9,946
Futaba Industrial Co., Ltd.	282,000	1,664,779
Gakken Holdings Co., Ltd.	63,100	368,099
Gecoss Corp.	2,200	14,456
Geo Holdings Corp.	93,800	1,183,192
GLOBERIDE, Inc.	4,200	53,673
Glory, Ltd.	55,400	1,003,336
Godo Steel, Ltd.	45,400	1,529,057
Grandy House Corp.	5,800	22,372
GS Yuasa Corp.	242,300	4,589,173
GSI Creos Corp.	20,400	292,327
G-Tekt Corp.	69,500	953,077
Gunma Bank, Ltd. (The)	1,321,800	8,065,277
Gunze, Ltd.	35,600	1,212,569
H.U. Group Holdings, Inc.	12,900	196,945
H2O Retailing Corp.	331,300	3,757,954
Hagihara Industries, Inc.	26,700	264,175
Hagiwara Electric Holdings Co., Ltd.	9,800	271,522
Hamakyorex Co., Ltd.	9,700	240,088
Hanwa Co., Ltd.	84,200	3,263,877
Harima Chemicals Group, Inc.	29,800	169,485
Heiwa Corp.	49,700	624,389
Heiwado Co., Ltd.	98,900	1,525,938
*Hino Motors, Ltd.	425,612	1,246,017
Hirakawa Hewtech Corp.	4,400	37,803
Hirano Tecseed Co., Ltd.	2,100	26,529
Hirogin Holdings, Inc.	872,800	6,303,417

13

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Hodogaya Chemical Co., Ltd.	1,300	$38,496
Hokkan Holdings, Ltd.	500	5,751
Hokko Chemical Industry Co., Ltd.	3,100	30,908
Hokkoku Financial Holdings, Inc.	44,100	1,423,620
#Hokuetsu Corp.	188,260	1,604,274
Hokuhoku Financial Group, Inc.	251,200	3,094,406
Hokuriku Electric Industry Co., Ltd.	1,600	13,818
H-One Co., Ltd.	2,000	8,808
Hoosiers Holdings Co., Ltd.	1,800	12,502
#Howa Machinery, Ltd.	33,600	169,318
HS Holdings Co., Ltd.	16,299	99,846
Hyakugo Bank, Ltd. (The)	427,500	1,765,799
Hyakujushi Bank, Ltd. (The)	40,000	735,615
Ichiken Co., Ltd.	3,800	57,954
Ichikoh Industries, Ltd.	31,400	106,951
Ichinen Holdings Co., Ltd.	7,500	82,738
Ichiyoshi Securities Co., Ltd.	1,200	6,253
Iino Kaiun Kaisha, Ltd.	159,658	1,283,433
IMAGICA GROUP, Inc.	32,900	126,904
Inaba Seisakusho Co., Ltd.	2,300	26,308
Inabata & Co., Ltd.	40,400	826,664
INFRONEER Holdings, Inc.	83,895	745,040
*Integrated Design & Engineering Holdings Co., Ltd.	21,700	644,664
I-PEX, Inc.	33,500	379,141
Iriso Electronics Co., Ltd.	600	11,782
Iseki & Co., Ltd.	12,300	80,585
Ishihara Sangyo Kaisha, Ltd.	150,400	1,747,092
Itochu Enex Co., Ltd.	17,623	170,894
Itochu-Shokuhin Co., Ltd.	1,300	61,793
Itoham Yonekyu Holdings, Inc.	50,980	1,333,096
Itoki Corp.	29,698	356,116
IwaiCosmo Holdings, Inc.	29,200	431,417
Iyogin Holdings, Inc.	503,400	3,857,913
Izumi Co., Ltd.	25,900	603,041
J Front Retailing Co., Ltd.	1,800	15,745
J Trust Co., Ltd.	372,800	1,068,426
JANOME Corp.	100	425
Japan Electronic Materials Corp.	15,900	262,499
Japan Medical Dynamic Marketing, Inc.	14,959	64,165
Japan Pulp & Paper Co., Ltd.	20,000	699,012
Japan Securities Finance Co., Ltd.	93,400	951,420
Japan Transcity Corp.	19,992	92,360
Japan Wool Textile Co., Ltd. (The)	77,000	667,906
JDC Corp.	51,300	168,539
JK Holdings Co., Ltd.	11,000	74,794
JMS Co., Ltd.	100	339
J-Oil Mills, Inc.	21,618	271,865
Joshin Denki Co., Ltd.	30,500	493,458
JSP Corp.	17,800	263,553
Juki Corp.	17,800	60,968
Juroku Financial Group, Inc.	57,000	1,718,711
JVCKenwood Corp.	989,975	5,057,922
Kamei Corp.	49,200	636,553
Kanaden Corp.	13,800	136,628
#Kanamoto Co., Ltd.	122,200	2,064,816
Kandenko Co., Ltd.	163,300	1,825,340
Kaneka Corp.	135,300	3,517,379
Kanematsu Corp.	70,800	1,155,817

14

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kanto Denka Kogyo Co., Ltd.	80,600	$554,184
Kato Works Co., Ltd.	2,000	17,628
KAWADA TECHNOLOGIES, Inc.	14,700	281,641
Kawai Musical Instruments Manufacturing Co., Ltd.	2,500	59,495
Keiyo Bank, Ltd. (The)	486,400	2,401,632
Kenko Mayonnaise Co., Ltd.	100	1,436
Kitagawa Corp.	1,000	9,831
Kita-Nippon Bank, Ltd. (The)	1,100	17,517
Kitz Corp.	35,000	298,923
Kiyo Bank, Ltd. (The)	71,267	820,160
#*KNT-CT Holdings Co., Ltd.	3,900	31,400
Koa Corp.	39,200	406,037
Koatsu Gas Kogyo Co., Ltd.	100	552
Kohnan Shoji Co., Ltd.	45,200	1,281,047
Kojima Co., Ltd.	68,000	352,607
Komeri Co., Ltd.	61,073	1,480,593
Konica Minolta, Inc.	169,200	564,484
Konoike Transport Co., Ltd.	33,700	489,337
KPP Group Holdings Co., Ltd.	173,700	822,333
KRS Corp.	100	745
K’s Holdings Corp.	205,800	1,981,298
Kumagai Gumi Co., Ltd.	39,100	1,032,380
Kumiai Chemical Industry Co., Ltd.	221,800	1,133,207
Kurabo Industries, Ltd.	32,286	762,193
Kureha Corp.	43,400	776,079
Kurimoto, Ltd.	4,400	117,574
Kuriyama Holdings Corp.	200	1,769
KYB Corp.	37,200	1,274,159
Kyodo Printing Co., Ltd.	4,700	98,113
Kyoei Steel, Ltd.	82,700	1,184,019
Kyokuto Kaihatsu Kogyo Co., Ltd.	27,300	446,716
Kyokuyo Co., Ltd.	13,200	302,812
Kyosan Electric Manufacturing Co., Ltd.	2,800	9,163
Kyushu Financial Group, Inc.	323,415	2,176,446
Lacto Japan Co., Ltd.	1,400	23,220
LEC, Inc.	3,500	24,643
#LIFULL Co., Ltd.	81,300	85,761
Lintec Corp.	18,500	370,317
Look Holdings, Inc.	7,700	146,695
Macromill, Inc.	38,810	182,009
Maezawa Industries, Inc.	700	5,676
Makino Milling Machine Co., Ltd.	46,900	1,895,491
Mandom Corp.	18,100	149,525
Marubun Corp.	61,723	572,261
Marudai Food Co., Ltd.	46,312	477,055
Maruha Nichiro Corp.	84,100	1,642,292
MARUKA FURUSATO Corp.	12,300	189,465
Maruzen CHI Holdings Co., Ltd.	100	210
Maruzen Showa Unyu Co., Ltd.	27,200	814,972
Matsuda Sangyo Co., Ltd.	34,500	602,459
Maxell, Ltd.	72,700	721,618
Megmilk Snow Brand Co., Ltd.	84,375	1,365,099
Meidensha Corp.	2,400	53,532
Meiji Electric Industries Co., Ltd.	200	2,082
Meiji Shipping Group Co., Ltd.	62,300	308,402
Meiwa Corp.	36,200	153,896
Meiwa Estate Co., Ltd.	7,500	46,850
Mikuni Corp.	8,700	23,883

15

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
MIRAIT ONE Corp.	129,200	$1,582,929
Mirarth Holdings, Inc.	153,600	472,420
Mitachi Co., Ltd.	700	5,089
Mitani Sangyo Co., Ltd.	3,300	7,633
Mitsuba Corp.	174,200	1,612,871
Mitsubishi Logistics Corp.	12,900	429,467
Mitsubishi Materials Corp.	480,200	9,438,303
#Mitsubishi Paper Mills, Ltd.	90,800	332,353
Mitsubishi Shokuhin Co., Ltd.	6,200	220,240
Mitsubishi Steel Manufacturing Co., Ltd.	53,700	470,577
Mitsui DM Sugar Holdings Co., Ltd.	18,100	352,534
#Mitsui Matsushima Holdings Co., Ltd.	11,000	221,936
Mitsui Mining & Smelting Co., Ltd.	202,100	6,380,280
Mitsuuroko Group Holdings Co., Ltd.	11,000	94,576
Miyazaki Bank, Ltd. (The)	25,700	500,559
Miyoshi Oil & Fat Co., Ltd.	3,500	28,046
Mizuno Corp.	40,700	1,983,726
Morinaga Milk Industry Co., Ltd.	7,200	141,241
Moriroku Holdings Co., Ltd.	3,000	51,663
Morita Holdings Corp.	14,300	169,112
Mory Industries, Inc.	800	33,451
MrMax Holdings, Ltd.	1,800	7,481
Mugen Estate Co., Ltd.	4,800	42,490
Musashi Seimitsu Industry Co., Ltd.	91,300	971,801
Musashino Bank, Ltd. (The)	86,700	1,705,185
Nachi-Fujikoshi Corp.	34,600	750,859
Nadex Co., Ltd.	1,400	9,484
Nafco Co., Ltd.	9,800	179,914
Nagase & Co., Ltd.	202,300	3,508,899
Nakabayashi Co., Ltd.	100	332
Nakayama Steel Works, Ltd.	454,900	2,653,692
Nanto Bank, Ltd. (The)	26,800	517,726
NHK Spring Co., Ltd.	367,200	3,739,319
Nice Corp.	900	9,934
Nichicon Corp.	60,300	511,936
Nichiden Corp.	7,100	114,600
Nichiha Corp.	10,000	233,851
Nichimo Co., Ltd.	15,200	201,102
Nichirin Co., Ltd.	8,900	223,115
Nihon Chouzai Co., Ltd.	37,900	370,655
Nihon Denkei Co., Ltd.	1,300	19,042
Nihon Flush Co., Ltd.	3,400	19,769
Nihon House Holdings Co., Ltd.	900	1,784
Nihon Nohyaku Co., Ltd.	84,400	402,250
Nihon Plast Co., Ltd.	100	321
#Nihon Yamamura Glass Co., Ltd.	31,300	286,417
Nikkiso Co., Ltd.	204,800	1,643,710
Nikko Co., Ltd.	2,300	10,874
Nikkon Holdings Co., Ltd.	90,300	1,778,858
Nippn Corp.	70,400	1,089,340
Nippon Carbide Industries Co., Inc.	100	1,147
Nippon Chemical Industrial Co., Ltd.	3,900	60,074
*Nippon Chemi-Con Corp.	69,500	705,754
#Nippon Coke & Engineering Co., Ltd.	768,596	634,941
Nippon Concrete Industries Co., Ltd.	56,500	144,692
Nippon Denko Co., Ltd.	801,800	1,589,690
Nippon Dry-Chemical Co., Ltd.	300	5,063
Nippon Electric Glass Co., Ltd.	367,800	9,131,602

16

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nippon Kayaku Co., Ltd.	171,300	$1,399,878
Nippon Light Metal Holdings Co., Ltd.	278,900	3,324,859
Nippon Paper Industries Co., Ltd.	256,300	1,794,825
Nippon Rietec Co., Ltd.	1,600	13,380
Nippon Road Co., Ltd. (The)	28,300	340,970
Nippon Seisen Co., Ltd.	2,500	21,193
Nippon Sharyo, Ltd.	700	10,747
*Nippon Sheet Glass Co., Ltd.	502,600	1,683,158
Nippon Shokubai Co., Ltd.	196,000	1,868,891
Nippon Signal Company, Ltd.	20,700	134,304
Nippon Soda Co., Ltd.	48,700	1,791,841
Nippon Thompson Co., Ltd.	209,300	871,169
Nippon Yakin Kogyo Co., Ltd.	78,300	2,328,624
Nipro Corp.	107,500	871,668
Nishimoto Co., Ltd.	2,400	89,067
Nishi-Nippon Financial Holdings, Inc.	465,000	5,900,963
Nishio Holdings Co., Ltd.	26,584	680,796
Nissan Tokyo Sales Holdings Co., Ltd.	17,700	62,200
Nissei Plastic Industrial Co., Ltd.	100	716
Nissha Co., Ltd.	130,800	1,412,190
Nisshin Oillio Group, Ltd. (The)	69,700	2,241,172
Nisshinbo Holdings, Inc.	345,931	2,633,529
Nissin Corp.	8,000	158,612
Nissui Corp.	453,600	2,733,447
Nitta Gelatin, Inc.	3,900	17,769
Nitto Seiko Co., Ltd.	400	1,568
Nojima Corp.	37,928	454,321
Noritake Co., Ltd.	47,000	1,242,462
Noritz Corp.	64,400	730,084
North Pacific Bank, Ltd.	1,034,600	2,991,409
NPR-RIKEN Corp.	47,002	868,267
NS United Kaiun Kaisha, Ltd.	46,000	1,392,876
NTN Corp.	2,005,900	4,002,495
Ogaki Kyoritsu Bank, Ltd. (The)	55,000	790,932
Ohara, Inc.	13,900	117,213
Oiles Corp.	3,700	56,147
Okabe Co., Ltd.	14,900	76,126
Okasan Securities Group, Inc.	429,910	2,068,070
Oki Electric Industry Co., Ltd.	449,600	3,231,326
Okinawa Financial Group, Inc.	29,944	510,531
Okumura Corp.	27,800	871,814
Okura Industrial Co., Ltd.	2,500	49,805
Okuwa Co., Ltd.	24,900	149,370
Onoken Co., Ltd.	32,750	385,013
Onward Holdings Co., Ltd.	487,188	1,879,218
Oriental Shiraishi Corp.	12,100	29,142
Osaki Electric Co., Ltd.	3,600	15,785
Oval Corp.	3,300	10,988
Pacific Industrial Co., Ltd.	93,400	965,071
PALTAC Corp.	2,200	66,616
People Dreams & Technologies Group Co., Ltd.	2,900	31,771
Press Kogyo Co., Ltd.	330,800	1,637,551
Pressance Corp.	33,800	393,061
Procrea Holdings, Inc.	11,800	138,722
PS Mitsubishi Construction Co., Ltd.	4,160	26,330
Punch Industry Co., Ltd.	38,300	110,983
Raiznext Corp.	1,400	18,060
Rasa Corp.	100	1,211

17

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Rasa Industries, Ltd.	700	$12,531
Raysum Co., Ltd.	4,535	105,043
Rengo Co., Ltd.	616,800	4,644,667
Restar Corp.	4,200	79,989
Retail Partners Co., Ltd.	16,000	171,626
Riken Technos Corp.	68,200	437,721
#Ryobi, Ltd.	114,700	2,000,043
RYODEN Corp.	27,600	465,481
*Ryoyo Ryosan Holdings, Inc.	6,428	113,557
S Foods, Inc.	9,800	189,629
S&B Foods, Inc.	800	23,105
Sac’s Bar Holdings, Inc.	5,300	28,762
Sakai Chemical Industry Co., Ltd.	18,500	241,706
Sakai Heavy Industries, Ltd.	1,000	40,034
Sakata INX Corp.	57,500	586,820
#Sala Corp.	33,500	167,750
San Holdings, Inc.	1,600	11,032
San ju San Financial Group, Inc.	6,000	79,573
San-Ai Obbli Co., Ltd.	33,700	444,151
San-In Godo Bank, Ltd. (The)	370,050	2,897,097
Sanko Gosei, Ltd.	36,200	156,196
Sanko Metal Industrial Co., Ltd.	2,100	62,720
Sankyo Tateyama, Inc.	79,900	413,298
Sanoh Industrial Co., Ltd.	67,500	487,275
Sansei Technologies, Inc.	6,300	49,563
Sansha Electric Manufacturing Co., Ltd.	11,600	113,667
Sanyo Chemical Industries, Ltd.	24,792	651,447
Sanyo Denki Co., Ltd.	15,600	738,538
Sanyo Special Steel Co., Ltd.	36,800	501,377
Sanyo Trading Co., Ltd.	16,700	158,972
Sato Shoji Corp.	3,500	39,167
Satori Electric Co., Ltd.	28,713	419,661
Scroll Corp.	6,000	35,802
Seika Corp.	3,500	90,633
Seiko Group Corp.	111,400	2,955,517
Seino Holdings Co., Ltd.	38,600	518,788
Sekisui Kasei Co., Ltd.	800	2,527
Senshu Ikeda Holdings, Inc.	1,409,000	3,599,390
Shibaura Machine Co., Ltd.	65,400	1,473,282
Shibusawa Warehouse Co., Ltd. (The)	1,400	27,090
Shibuya Corp.	7,500	168,478
Shiga Bank, Ltd. (The)	14,400	373,349
Shikibo, Ltd.	18,500	123,204
Shikoku Bank, Ltd. (The)	30,310	219,190
#Shimojima Co., Ltd.	4,200	33,842
Shinagawa Refractories Co., Ltd.	19,230	235,602
Shindengen Electric Manufacturing Co., Ltd.	4,061	76,464
Shinko Shoji Co., Ltd.	13,800	91,465
Shinmaywa Industries, Ltd.	113,600	869,154
Shinsho Corp.	3,600	157,163
Shinwa Co., Ltd.	4,400	78,541
Shinwa Co., Ltd.	4,800	22,511
Shizuki Electric Co., Inc.	6,900	19,161
Shizuoka Gas Co., Ltd.	56,000	343,761
Showa Sangyo Co., Ltd.	22,700	509,926
Siix Corp.	79,900	830,150
Sinfonia Technology Co., Ltd.	18,500	395,593
SKY Perfect JSAT Holdings, Inc.	387,700	2,291,240

18

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
SMK Corp.	500	$7,781
Soda Nikka Co., Ltd.	23,400	166,840
Sodick Co., Ltd.	159,200	740,536
Soken Chemical & Engineering Co., Ltd.	1,400	26,120
SPK Corp.	1,400	18,345
Star Mica Holdings Co., Ltd.	5,700	23,182
Star Micronics Co., Ltd.	10,000	119,150
Starzen Co., Ltd.	4,500	78,095
Stella Chemifa Corp.	3,700	90,287
Sugimoto & Co., Ltd.	700	10,391
Sumida Corp.	166,400	1,324,940
Sumitomo Mitsui Construction Co., Ltd.	177,000	456,658
Sumitomo Osaka Cement Co., Ltd.	83,800	2,088,543
Sumitomo Riko Co., Ltd.	102,290	856,723
Sumitomo Seika Chemicals Co., Ltd.	20,700	661,653
Sumitomo Warehouse Co., Ltd. (The)	126,400	2,099,638
Sun Frontier Fudousan Co., Ltd.	76,300	952,750
Suncall Corp.	7,300	21,896
Sun-Wa Technos Corp.	8,700	125,222
Suruga Bank, Ltd.	529,875	3,239,219
Suzuken Co., Ltd.	16,500	488,819
Suzuki Co., Ltd.	5,500	49,944
T RAD Co., Ltd.	3,400	83,398
Tachibana Eletech Co., Ltd.	33,600	644,819
Tachi-S Co., Ltd., Class S	166,600	2,120,546
Tadano, Ltd.	46,000	371,531
Taihei Dengyo Kaisha, Ltd.	12,700	359,940
Taiheiyo Cement Corp.	395,400	9,088,182
Taiheiyo Kouhatsu, Inc.	500	2,558
Taiho Kogyo Co., Ltd.	31,100	175,890
Taisei Lamick Co., Ltd.	600	10,916
Takamatsu Construction Group Co., Ltd.	28,700	485,492
Takaoka Toko Co., Ltd.	41,800	588,624
Takara Holdings, Inc.	14,200	93,530
Takara Standard Co., Ltd.	57,200	699,347
Takasago International Corp.	24,610	548,922
#Takashima & Co., Ltd.	3,800	28,736
Takashimaya Co., Ltd.	165,200	2,346,278
TAKEBISHI Corp.	100	1,312
Tamura Corp.	116,700	482,774
*Tatsuta Electric Wire and Cable Co., Ltd.	36,800	166,502
Tayca Corp.	1,600	15,210
TBK Co., Ltd.	100	227
Teijin, Ltd.	512,900	5,019,324
Tenma Corp.	19,800	283,855
#Terasaki Electric Co., Ltd.	1,300	15,861
Tess Holdings Co., Ltd.	94,999	261,396
TOA Corp.	160,000	1,113,335
Tobishima Corp.	13,100	114,380
Toda Corp.	403,500	2,644,872
#*Toda Kogyo Corp.	1,200	15,793
Toenec Corp.	13,300	458,082
Toho Bank, Ltd. (The)	418,400	901,329
Toho Holdings Co., Ltd.	42,500	1,018,985
*Toho Zinc Co., Ltd.	1,000	6,634
Tohoku Bank, Ltd. (The)	3,800	28,591
Tokai Carbon Co., Ltd.	765,100	5,100,180
Tokai Corp.	10,100	135,039

19

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tokai Rika Co., Ltd.	118,082	$1,613,296
Tokai Tokyo Financial Holdings, Inc.	481,400	1,771,236
Tokushu Tokai Paper Co., Ltd.	5,900	140,597
Tokuyama Corp.	143,300	2,968,627
Tokyo Energy & Systems, Inc.	6,700	57,563
Tokyo Keiki, Inc.	27,800	457,724
Tokyo Kiraboshi Financial Group, Inc.	133,900	4,003,428
Tokyo Rope Manufacturing Co., Ltd.	8,100	74,327
Tokyo Sangyo Co., Ltd.	100	422
Tokyo Tekko Co., Ltd.	30,600	899,342
Tokyu Construction Co., Ltd.	27,700	149,620
Toli Corp.	24,200	61,359
Tomen Devices Corp.	1,000	42,640
Tomoku Co., Ltd.	2,700	44,490
TOMONY Holdings, Inc.	709,307	1,879,586
Tonami Holdings Co., Ltd.	5,100	155,724
Topre Corp.	59,500	964,538
Topy Industries, Ltd.	38,100	647,650
Tosei Corp.	13,358	209,667
Tosho Co., Ltd.	18,100	78,673
Towa Pharmaceutical Co., Ltd.	47,400	854,534
Toyo Engineering Corp.	50,800	304,093
Toyo Kanetsu KK	4,800	133,600
Toyo Logistics Co., Ltd.	1,160	11,175
Toyo Machinery & Metal Co., Ltd.	200	947
Toyo Seikan Group Holdings, Ltd.	900	13,972
Toyo Tire Corp.	346,300	6,571,041
Toyobo Co., Ltd.	404,100	2,878,633
Toyoda Gosei Co., Ltd.	43,900	851,972
TRE Holdings Corp.	23,800	192,227
Trusco Nakayama Corp.	22,800	378,442
Tsubakimoto Chain Co.	47,500	1,642,042
Tsukishima Holdings Co., Ltd.	26,100	244,804
#Tsukuba Bank, Ltd.	345,200	671,250
Tsumura & Co.	40,700	982,811
UACJ Corp.	82,867	2,548,701
UBE Corp.	474,900	8,721,514
UEX, Ltd.	500	3,549
Unipres Corp.	105,700	785,874
#United Super Markets Holdings, Inc.	48,345	276,187
#*Unitika, Ltd.	14,100	18,637
Universal Entertainment Corp.	71,200	749,259
Urbanet Corp Co., Ltd.	800	2,165
Ushio, Inc.	12,700	167,905
V Technology Co., Ltd.	7,900	128,366
Valor Holdings Co., Ltd.	58,900	907,277
Vital KSK Holdings, Inc.	36,700	287,555
VT Holdings Co., Ltd.	900	2,985
Wakachiku Construction Co., Ltd.	100	2,205
Wakita & Co., Ltd.	78,200	777,702
Warabeya Nichiyo Holdings Co., Ltd.	45,700	699,011
#Wood One Co., Ltd.	7,800	49,765
World Co., Ltd.	61,700	816,707
#*W-Scope Corp.	68,800	225,595
Xebio Holdings Co., Ltd.	91,800	590,357
Yahagi Construction Co., Ltd.	100	944
YAMABIKO Corp.	40,600	539,476
Yamae Group Holdings Co., Ltd.	9,700	160,388

20

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Yamagata Bank, Ltd. (The)	6,200	$46,372
Yamaguchi Financial Group, Inc.	185,600	1,881,770
Yamanashi Chuo Bank, Ltd. (The)	2,100	24,034
Yamatane Corp.	4,400	74,766
Yamazen Corp.	59,800	527,071
Yellow Hat, Ltd.	88,600	1,154,759
Yokogawa Bridge Holdings Corp.	45,700	833,180
Yokorei Co., Ltd.	96,877	641,476
Yokowo Co., Ltd.	50,999	544,132
Yondenko Corp.	900	21,504
Yorozu Corp.	27,291	166,661
Yotai Refractories Co., Ltd.	3,500	32,361
Yuasa Trading Co., Ltd.	100	3,667
Yurtec Corp.	103,800	967,652
Zeon Corp.	116,700	1,167,260

TOTAL JAPAN		456,973,330

NETHERLANDS — (2.2%)
Acomo NV	10,151	189,511
Allfunds Group PLC	17,109	108,666
AMG Critical Materials NV	3,162	74,787
APERAM SA	146,408	4,295,666
ASR Nederland NV	176,941	8,886,497
ΩB&S Group Sarl	845	4,563
Flow Traders, Ltd.	36,638	755,693
ForFarmers NV	35,685	92,339
Fugro NV	42,809	1,046,388
*Kendrion NV	3,176	44,487
*Koninklijke BAM Groep NV	856,740	3,512,228
*Koninklijke Heijmans N.V	58,409	1,102,940
Koninklijke Vopak NV	89,795	3,583,236
SBM Offshore NV	305,528	4,557,291
ΩSignify NV	347,806	9,579,978
Sligro Food Group NV	19,800	301,902
Van Lanschot Kempen NV	78,171	2,787,553

TOTAL NETHERLANDS		40,923,725

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	411,217	133,836
*Arvida Group, Ltd.	466,341	298,034
Channel Infrastructure NZ, Ltd.	37,687	34,567
Colonial Motor Co., Ltd. (The)	1,876	9,120
Comvita, Ltd.	9,640	11,751
*Eroad, Ltd.	45,925	23,643
Heartland Group Holdings, Ltd.	8,729	5,475
KMD Brands, Ltd.	445,395	142,324
*Oceania Healthcare, Ltd.	337,252	119,742
Sanford, Ltd.	12,054	28,532
SKY Network Television, Ltd.	230,108	396,245
SKYCITY Entertainment Group, Ltd.	329,338	346,897
Steel & Tube Holdings, Ltd.	36,860	22,248
*Summerset Group Holdings, Ltd.	183,306	1,204,034
#*Synlait Milk, Ltd.	47,392	13,461
Tourism Holdings, Ltd.	4,101	7,037
*TOWER, Ltd.	62,797	30,472

TOTAL NEW ZEALAND		2,827,418

NORWAY — (0.9%)
Austevoll Seafood ASA	95,425	768,198
ΩAvance Gas Holding, Ltd.	31,264	456,221

21

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Bonheur ASA	4,674	$106,782
ΩBW LPG, Ltd.	99,922	1,453,604
BW Offshore, Ltd.	67,068	169,273
*Cadeler A/S	1,440	6,866
*Cloudberry Clean Energy ASA	16,102	13,188
DNO ASA	1,290,643	1,213,239
#*ΩElkem ASA	294,568	519,224
Grieg Seafood ASA	98,940	643,271
*Hexagon Composites ASA	48,520	73,520
Hoegh Autoliners ASA	63,078	667,567
*Kongsberg Automotive ASA	1,115,651	180,936
*LINK Mobility Group Holding ASA	509,985	902,616
#MPC Container Ships ASA	1,226,200	1,983,662
#ΩNorske Skog ASA	74,784	252,293
Odfjell Drilling, Ltd.	233,687	1,080,424
Odfjell SE, Class A	3,749	59,379
#OKEA ASA	9,691	22,665
Panoro Energy ASA	158,947	411,213
Pareto Bank ASA	17,252	90,356
*PGS ASA	1,658,291	1,289,299
Sandnes Sparebank	810	7,197
*ΩScatec ASA	74,573	549,155
*ΩShelf Drilling, Ltd.	67,913	114,924
*Solstad Offshore ASA	34,633	135,415
SpareBank 1 Helgeland	555	6,411
Sparebank 1 Oestlandet	15,853	191,825
SpareBank 1 Sorost-Norge	13,189	81,582
Sparebanken More	2,935	22,507
Stolt-Nielsen, Ltd.	20,766	890,710
#TGS ASA	145,571	1,672,059

TOTAL NORWAY		16,035,581

PORTUGAL — (0.4%)
*Banco Comercial Portugues SA, Class R	18,990,757	6,672,543
Ibersol SGPS SA	1,338	10,043
Sonae SGPS SA	837,306	841,577

TOTAL PORTUGAL		7,524,163

SINGAPORE — (0.4%)
*Avarga, Ltd.	31,300	4,476
*Banyan Tree Holdings, Ltd.	44,300	12,831
Bukit Sembawang Estates, Ltd.	1,000	2,456
China Aviation Oil Singapore Corp., Ltd.	70,700	48,214
China Sunsine Chemical Holdings, Ltd.	40,900	12,446
Civmec, Ltd.	19,400	11,096
CSE Global, Ltd.	28,400	8,851
*Far East Orchard, Ltd.	102	76
First Resources, Ltd.	658,100	680,419
First Sponsor Group, Ltd.	12,200	10,377
Frasers Property, Ltd.	20,500	12,026
Frencken Group, Ltd.	241,370	258,405
Geo Energy Resources, Ltd.	2,021,600	452,127
Golden Agri-Resources, Ltd.	13,925,400	2,808,055
GuocoLand, Ltd.	26,200	28,818
Hiap Hoe, Ltd.	300	148
Ho Bee Land, Ltd.	17,000	24,059
Hong Fok Corp., Ltd.	839,200	516,904
Hong Leong Asia, Ltd.	12,400	5,683
Hutchison Port Holdings Trust, Class U	3,388,300	433,703

22

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
*Indofood Agri Resources, Ltd.	7,300	$1,606
*Japfa, Ltd.	652,600	143,560
Marco Polo Marine, Ltd.	39,900	2,048
Mewah International, Inc.	300	61
*mm2 Asia, Ltd.	258,450	3,790
#Nanofilm Technologies International, Ltd.	491,400	234,214
NETLINK NBN TRUST	1,512,100	948,008
Olam Group, Ltd.	586,500	507,476
QAF, Ltd.	10,200	6,357
#Rex International Holding, Ltd.	1,726,200	167,082
Sinarmas Land, Ltd.	26,900	3,038
Sing Holdings, Ltd.	31,200	7,550
Singapore Land Group, Ltd.	5,200	6,863
Stamford Land Corp., Ltd.	78,839	21,968
Tiong Woon Corp. Holding, Ltd.	2,800	1,006
*Tuan Sing Holdings, Ltd.	105,630	19,364
*UOB-Kay Hian Holdings, Ltd.	24,123	24,941
Venture Corp., Ltd.	33,900	360,937
Wing Tai Holdings, Ltd.	87,800	94,640

TOTAL SINGAPORE		7,885,679

SPAIN — (3.0%)
Acciona SA	3,837	445,967
Acerinox SA	467,542	5,059,210
ΩAedas Homes SA	13,015	260,793
Applus Services SA	1,134	15,375
Atresmedia Corp. de Medios de Comunicacion SA	79,043	398,921
Banco de Sabadell SA	11,103,284	21,322,560
Bankinter SA	1,255,566	9,961,506
Construcciones y Auxiliar de Ferrocarriles SA	13,465	462,880
Ebro Foods SA	65,869	1,128,301
Enagas SA	43,501	640,029
Ence Energia y Celulosa SA	111,675	399,782
Ercros SA	46,098	173,503
ΩGestamp Automocion SA	292,348	881,517
*Grifols SA	224,850	2,078,690
Grupo Catalana Occidente SA	77,543	3,009,753
*Laboratorio Reig Jofre SA	850	2,263
Mapfre SA	2,619,561	6,335,818
ΩNeinor Homes SA	20,596	231,235
ΩUnicaja Banco SA	1,951,087	2,559,781

TOTAL SPAIN		55,367,884

SWEDEN — (2.8%)
ΩAcadeMedia AB	217,177	1,001,208
AFRY AB	210,196	3,359,030
ΩAlimak Group AB	31,450	293,987
Alleima AB	441,709	2,776,804
Alligo AB, Class B	2,699	31,869
ΩAmbea AB	264,671	1,530,023
Arise AB	1,620	5,734
Arjo AB, Class B	491,656	2,092,782
ΩAttendo AB	308,518	1,174,943
Balco Group AB	27	99
Bergman & Beving AB	4,570	93,058
*Betsson AB, Class B	176,957	1,974,985
Billerud Aktiebolag	240,591	2,024,306
Bulten AB	2,174	16,420
*Byggmax Group AB	114,786	358,291

23

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Catella AB	2,225	$6,163
Cloetta AB, Class B	802,657	1,202,242
ΩDometic Group AB	384,661	2,786,154
Elanders AB, Class B	2,168	19,436
*ΩEltel AB	11,124	6,689
Fagerhult Group AB	25,296	163,863
Ferronordic AB	92	551
Granges AB	278,441	3,320,723
*Humana AB	4,333	11,764
*International Petroleum Corp.	300,110	3,874,451
Inwido AB	162,810	2,027,727
ITAB Shop Concept AB	10,601	18,351
#JM AB	230,150	3,971,466
Kabe Group AB, Class B	28	849
KNOW IT AB	30,734	400,419
Lindab International AB	56,822	1,155,502
Loomis AB	75,747	1,959,944
MEKO AB	57,793	592,889
*Modern Times Group MTG AB, Class B	128,171	1,108,778
NCC AB, Class B	162,014	1,994,196
New Wave Group AB, Class B	26,618	247,121
#*Nobia AB	494,204	202,978
Nordic Waterproofing Holding AB	378	5,600
*Norion Bank AB	55,914	208,864
Peab AB, Class B	395,580	2,452,575
Profilgruppen AB, Class B	2,959	33,295
Ratos AB, Class B	373,894	1,314,909
Rejlers AB	559	7,181
ΩResurs Holding AB	67,867	102,642
Rottneros AB	49,913	52,478
Scandi Standard AB	60,086	419,883
*Sensys Gatso Group AB	4,348	30,067
#*»Serneke Group AB	2,999	7,943
*ΩSinch AB	1,455,775	3,384,814
*Stillfront Group AB	195,413	188,721
Storskogen Group AB, Class B	2,057,073	1,127,127
Tethys Oil AB	55,985	186,686
VBG Group AB, Class B	7,206	254,405
Vitrolife AB	101	1,530

TOTAL SWEDEN		51,584,515

SWITZERLAND — (6.5%)
Adecco Group AG	380,593	13,378,748
Allreal Holding AG, Registered	32,897	5,330,092
#*Aluflexpack AG	690	11,059
*ams-OSRAM AG	795,031	967,837
*Arbonia AG	142,972	1,892,471
Autoneum Holding AG	7,477	1,201,668
Baloise Holding AG, Registered	107,328	16,242,846
Banque Cantonale de Geneve, Class BR	1,862	605,000
Bell Food Group AG	4,790	1,391,850
Berner Kantonalbank AG, Registered	5,330	1,458,682
Bucher Industries AG, Registered	396	153,279
Bystronic AG	230	102,693
Calida Holding AG, Registered	1,019	32,165
Cembra Money Bank AG	47,173	3,620,977
#*Cicor Technologies, Ltd., Registered	31	1,697
Clariant AG, Registered	477,220	7,170,138
EFG International AG	238,625	2,778,733

24

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Energiedienst Holding AG, Registered	164	$6,902
Feintool International Holding AG	5,955	115,250
Flughafen Zurich AG, Registered	1,150	230,965
Glarner Kantonalbank	234	5,511
#*Helvetia Holding AG, Registered	86,531	11,350,029
Implenia AG, Registered	44,807	1,648,843
Investis Holding SA	1,878	201,898
Jungfraubahn Holding AG, Registered	5,616	1,249,157
Landis+Gyr Group AG	78,889	5,866,248
Liechtensteinische Landesbank AG	18,016	1,380,935
Luzerner Kantonalbank AG, Registered	28,047	2,076,423
ΩMedmix AG	24,496	403,303
Meier Tobler Group AG	109	3,660
Metall Zug AG, Registered	8	11,078
Mikron Holding AG, Registered	1,256	24,513
Mobimo Holding AG, Registered	26,998	7,565,268
*ΩMontana Aerospace AG	12,482	241,706
OC Oerlikon Corp. AG	340,173	1,480,642
*Orascom Development Holding AG	777	3,558
Orell Fuessli AG, Registered	117	10,206
*Phoenix Mecano AG, Registered	365	196,598
Rieter Holding AG, Registered	7,562	1,063,619
Schweiter Technologies AG	756	340,433
#St. Galler Kantonalbank AG, Registered	6,147	3,173,532
Sulzer AG, Registered	1,188	144,557
Swiss Prime Site AG, Registered	149,770	13,896,775
TX Group AG	2,364	368,590
u-blox Holding AG	17,889	1,659,875
Valiant Holding AG	20,566	2,408,318
Vaudoise Assurances Holding SA	1,126	548,789
Vetropack Holding AG	28,362	961,738
Vontobel Holding AG, Class R	57,257	3,233,836
VP Bank AG, Class A	2,520	251,684
*V-ZUG Holding AG	163	10,166
Walliser Kantonalbank, Registered	1,086	135,580
Zehnder Group AG, Registered	1,726	101,247
Zug Estates Holding AG, Class B	23	45,140
Zuger Kantonalbank AG, Class BR	75	701,630

TOTAL SWITZERLAND		119,458,137

THAILAND — (0.0%)
*Kerry Express Thailand PCL	188,463	21,969

TOTAL THAILAND		21,969

UNITED KINGDOM — (13.8%)
ΩAirtel Africa PLC	68,901	95,678
Alliance Pharma PLC	37,218	15,845
#*Ascential PLC	69,426	271,921
Ashmore Group PLC	47,938	116,089
*ASOS PLC	2,443	10,229
*ΩAston Martin Lagonda Global Holdings PLC	73,476	136,348
Atalaya Mining PLC	63,254	352,058
*Auction Technology Group PLC	3,479	21,737
ΩBakkavor Group PLC	197,054	298,555
Balfour Beatty PLC	1,492,594	6,799,215
Bank of Georgia Group PLC	172,493	11,620,053
Bellway PLC	354,782	11,239,228
Bodycote PLC	318,383	2,774,684
#*boohoo Group PLC	232,455	97,275

25

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Breedon Group PLC	652,528	$2,957,754
C&C Group PLC	304,437	628,216
*Capita PLC	95,228	16,026
*Card Factory PLC	407,285	557,918
Centamin PLC	4,435,202	6,730,858
Central Asia Metals PLC	339,721	895,424
Chesnara PLC	230,194	726,355
Close Brothers Group PLC	332,565	1,896,374
Crest Nicholson Holdings PLC	976,337	2,272,655
*Currys PLC	2,361,833	1,829,124
DFS Furniture PLC	169,220	246,214
Direct Line Insurance Group PLC	1,481,585	3,446,884
Diversified Energy Co. PLC	6,545	92,279
Dowlais Group PLC	491,338	502,640
Drax Group PLC	542,172	3,516,586
DS Smith PLC	1,269,524	5,570,054
Elementis PLC	2,185,292	3,858,184
*EnQuest PLC	1,167,793	244,780
Essentra PLC	546,913	1,209,381
Firstgroup PLC	1,335,898	2,713,179
Fresnillo PLC	134,214	937,749
Future PLC	97,398	808,571
GB Group PLC	650	2,342
*Genel Energy PLC	267,927	285,832
Genuit Group PLC	120,651	659,431
*Georgia Capital PLC	24,681	421,533
Grafton Group PLC	609,136	7,219,966
Grainger PLC	2,052,897	6,593,392
*Greencore Group PLC	2,045,730	3,376,122
*Gulf Keystone Petroleum, Ltd.	44,340	65,458
Halfords Group PLC	870,916	1,646,674
Harworth Group PLC	235,935	410,640
Henry Boot PLC	59,720	139,835
*Hochschild Mining PLC	716,438	1,397,656
Hunting PLC	446,426	2,001,183
ΩIbstock PLC	1,100,643	2,042,439
*International Distributions Services PLC	939,529	3,183,408
ITV PLC	1,794,774	1,579,863
*John Wood Group PLC	1,711,445	3,180,177
Johnson Matthey PLC	234,100	5,147,310
Johnson Service Group PLC	1,622	2,632
Jupiter Fund Management PLC	810,570	786,587
*ΩJust Eat Takeaway.com NV	9,516	140,602
Keller Group PLC	230,170	3,181,795
Kier Group PLC	1,130,188	1,899,143
Kingfisher PLC	331,180	1,028,834
Lancashire Holdings, Ltd.	106,405	812,730
Learning Technologies Group PLC	23,400	21,477
LSL Property Services PLC	20,411	76,162
Marks & Spencer Group PLC	4,289,596	13,739,512
Marshalls PLC	42,634	143,603
Mears Group PLC	33,093	150,003
*Mitchells & Butlers PLC	880,126	2,661,438
Mitie Group PLC	1,657,165	2,427,761
MJ Gleeson PLC	23,057	144,931
Mobico Group PLC	680,607	472,129
Morgan Sindall Group PLC	3,748	106,297
Mountview Estates PLC	1,093	131,385

26

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
MP Evans Group PLC	42,245	$443,276
NCC Group PLC	58,305	98,997
OSB Group PLC	1,036,022	5,326,504
Pan African Resources PLC	414,007	125,452
Persimmon PLC	375,588	6,132,586
Pets at Home Group PLC	938,180	3,432,581
*Pinewood Technologies Group PLC	47,232	196,941
*Playtech PLC	748,707	4,968,693
Premier Foods PLC	2,614,394	5,296,682
PZ Cussons PLC	32,121	41,025
QinetiQ Group PLC	1,205,293	5,185,614
*Rank Group PLC	145,002	152,513
Reach PLC	942,494	868,582
Redde Northgate PLC	801,049	3,856,646
Redrow PLC	1,007,614	8,112,590
*Renewi PLC	61,769	435,445
RHI Magnesita NV	13,017	590,030
RWS Holdings PLC	104,372	225,569
Senior PLC	1,039,108	2,141,632
Serco Group PLC	1,129,584	2,591,185
*SIG PLC	3,016,907	987,843
ΩSpire Healthcare Group PLC	1,049,285	3,238,655
*Synthomer PLC	373,954	1,217,435
Taylor Wimpey PLC	1,057,714	1,746,898
*TBC Bank Group PLC	188,979	8,187,363
ΩTI Fluid Systems PLC	705,990	1,225,226
TP ICAP Group PLC	2,135,182	5,547,629
Travis Perkins PLC	531,071	5,007,281
TT Electronics PLC	295,959	661,491
Tyman PLC	475,249	2,243,453
Vanquis Banking Group PLC	29,440	17,657
Vesuvius PLC	740,521	4,455,384
Virgin Money UK PLC	3,635,403	9,732,281
*Vistry Group PLC	998,315	14,975,405
Young & Co’s Brewery PLC	8,340	63,284
#Young & Co’s Brewery PLC, Class A	34,427	424,178

TOTAL UNITED KINGDOM		252,740,408

TOTAL COMMON STOCKS		1,782,335,180

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
*Draegerwerk AG & Co. KGaA	13,831	735,007
Einhell Germany AG, Class P	6	1,034
Jungheinrich AG	42,479	1,584,281
Sixt SE	1,675	116,415
STO SE & Co. KGaA	197	33,956

TOTAL GERMANY		2,470,693

TOTAL PREFERRED STOCKS		2,470,693

RIGHT/WARRANT — (0.0%)
AUSTRIA — (0.0%)
*»Strabag SE 4/19/2024	2,896	28,024

TOTAL AUSTRIA		28,024

TOTAL RIGHT/WARRANT		28,024

TOTAL INVESTMENT SECURITIES — (97.2%) (Cost $1,552,812,001)		1,784,833,897

27

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
SECURITIES LENDING COLLATERAL — (2.8%)
@§The DFA Short Term Investment Fund	4,408,815	$51,001,171

TOTAL INVESTMENTS — (100.0%) (Cost $1,603,813,172)		$1,835,835,068

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

As of April 30, 2024, Dimensional International Small Cap Value ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	55	06/21/24	$13,902,875	$13,934,250	$31,375

Total Futures Contracts			$13,902,875	$13,934,250	$31,375

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$142,982,948	$1,625,312	$—	$144,608,260
Austria	20,302,877	—	—	20,302,877
Belgium	28,280,749	—	—	28,280,749
Canada	182,844,758	—	—	182,844,758
China	9,522	—	—	9,522
Denmark	47,271,359	—	—	47,271,359
Finland	33,957,774	—	—	33,957,774
France	88,117,954	—	—	88,117,954
Germany	91,277,386	—	—	91,277,386
Hong Kong	33,468,361	14,894	—	33,483,255
Ireland	4,209,200	—	—	4,209,200
Israel	15,550,429	—	—	15,550,429
Italy	81,078,848	—	—	81,078,848
Japan	456,973,330	—	—	456,973,330
Netherlands	40,923,725	—	—	40,923,725
New Zealand	2,827,418	—	—	2,827,418
Norway	16,035,581	—	—	16,035,581
Portugal	7,524,163	—	—	7,524,163
Singapore	7,885,679	—	—	7,885,679
Spain	55,367,884	—	—	55,367,884
Sweden	51,576,572	7,943	—	51,584,515
Switzerland	119,458,137	—	—	119,458,137
Thailand	21,969	—	—	21,969

28

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
United Kingdom	$252,740,408	$—	$—	$252,740,408
Preferred Stocks
Germany	2,470,693	—	—	2,470,693
Right/Warrant
Austria	—	28,024	—	28,024
Securities Lending Collateral	—	51,001,171	—	51,001,171

Total Investments	$1,783,157,724	$52,677,344	$—	$1,835,835,068

Financial instruments
Assets
Futures Contracts**	31,375	—	—	31,375

Total Other Financial Instruments	$31,375	$—	$—	$31,375

**	Valued at the unrealized appreciation (depreciation) on the investment.

29

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (96.4%)
AUSTRALIA — (7.4%)
#*4DMedical, Ltd.	9,420	$3,670
Accent Group, Ltd.	405,573	497,749
*Acrow, Ltd.	62,369	45,967
*Adairs, Ltd.	131,443	182,655
*Adbri, Ltd.	192,505	393,760
*Ainsworth Game Technology, Ltd.	528	411
*Alkane Resources, Ltd.	175,233	71,117
*Alliance Aviation Services, Ltd.	13,414	27,438
Altium, Ltd.	20,068	860,187
#*Alumina, Ltd.	767,543	809,907
AMP, Ltd.	2,393,150	1,709,393
Ansell, Ltd.	138,506	2,301,538
#*Arafura Rare Earths, Ltd.	29,126	3,783
*ARB Corp., Ltd.	67,726	1,698,427
#ARN Media, Ltd.	69,265	37,556
AUB Group, Ltd.	55,133	1,012,800
*Audinate Group, Ltd.	64,714	787,494
*Aurelia Metals, Ltd.	811,988	105,453
#*Aussie Broadband, Ltd.	190,384	458,652
Austal, Ltd.	223,391	333,636
*Austin Engineering, Ltd.	80,901	26,529
#*Australian Agricultural Co., Ltd.	75,054	66,769
#Australian Clinical Labs, Ltd.	24,357	38,434
Australian Ethical Investment, Ltd.	34,856	106,379
*Australian Strategic Materials, Ltd.	25,734	17,045
#*Australian Vanadium, Ltd.	93,933	854
*Auswide Bank, Ltd.	202	571
Autosports Group, Ltd.	14,765	24,928
Baby Bunting Group, Ltd.	23,239	27,842
*Bank of Queensland, Ltd.	478,790	1,912,051
*Bannerman Energy, Ltd.	1,118	2,759
»Bapcor, Ltd.	210,645	790,603
Base Resources, Ltd.	85,713	13,914
Beach Energy, Ltd.	1,214,248	1,269,441
*Beacon Lighting Group, Ltd.	1,173	2,232
Beacon Minerals, Ltd.	10,928	213
*Bega Cheese, Ltd.	248,376	667,712
Bell Financial Group, Ltd.	832	729
Bendigo & Adelaide Bank, Ltd.	36,422	231,303
Boral, Ltd.	103,128	383,717
#*Bravura Solutions, Ltd.	230,333	206,402
Breville Group, Ltd.	75,535	1,267,909
Brickworks, Ltd.	46,179	804,234
#*»BWX, Ltd.	948	—
*Calix, Ltd.	19,102	18,420
Capral, Ltd.	7,493	47,926
*Capricorn Metals, Ltd.	190,619	620,131
#*Catapult Group International, Ltd.	760	708
Cedar Woods Properties, Ltd.	32,480	100,182
#*Cettire, Ltd.	344,236	668,354
*Chalice Mining, Ltd.	96,117	75,520
*Challenger, Ltd.	286,021	1,253,663
Champion Iron, Ltd.	203,750	947,305

1

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
#*Chrysos Corp., Ltd.	3,121	$11,491
*Clean Seas Seafood, Ltd.	776	136
#Clinuvel Pharmaceuticals, Ltd.	12,802	125,110
#*Coast Entertainment Holdings, Ltd.	357,689	113,810
Codan, Ltd.	71,017	504,959
#*Cogstate, Ltd.	16,282	14,855
*Collins Foods, Ltd.	89,136	581,120
*Cooper Energy, Ltd.	1,769,158	235,505
ΩCoronado Global Resources, Inc.	91,640	74,086
#Corporate Travel Management, Ltd.	69,319	691,840
CSR, Ltd.	303,398	1,751,434
Dalrymple Bay Infrastructure, Ltd.	2,430	4,402
Data#3, Ltd.	142,312	706,939
#*Develop Global, Ltd.	25,098	39,929
*Dicker Data, Ltd.	32,752	227,563
Domain Holdings Australia, Ltd.	132,300	256,009
*Domino’s Pizza Enterprises, Ltd.	44,584	1,141,814
Downer EDI, Ltd.	641,225	1,965,313
#*Dreadnought Resources, Ltd.	10,748	119
#*Dropsuite, Ltd.	56,491	9,904
#*DUG Technology, Ltd.	15,500	27,578
*Duratec, Ltd.	49,095	32,677
Eagers Automotive, Ltd.	56,183	461,138
Elders, Ltd.	146,198	805,988
#Emeco Holdings, Ltd.	193,250	90,351
*Emerald Resources NL	562,508	1,293,038
#*EML Payments, Ltd.	330,684	216,877
*Energy Transition Minerals, Ltd.	6,172	148
*Energy World Corp., Ltd.	3,072	24
*EQT Holdings, Ltd.	8,273	162,935
*Eureka Group Holdings, Ltd.	577	202
EVT, Ltd.	36,793	287,415
Fenix Resources, Ltd.	138,812	25,239
*Finbar Group, Ltd.	224	116
*FleetPartners Group, Ltd.	147,185	345,025
Fleetwood, Ltd.	47,323	49,474
#Flight Centre Travel Group, Ltd.	185,495	2,554,772
G8 Education, Ltd.	432,083	340,897
*Genesis Minerals, Ltd.	95,938	109,643
*Genex Power, Ltd.	57,775	10,129
*Gold Road Resources, Ltd.	1,180,144	1,256,777
GR Engineering Services, Ltd.	5,176	7,697
GrainCorp, Ltd., Class A	224,402	1,248,782
Grange Resources, Ltd.	370,664	101,090
GUD Holdings, Ltd.	93,272	624,438
GWA Group, Ltd.	113,305	189,087
*Hansen Technologies, Ltd.	98,089	299,363
Harvey Norman Holdings, Ltd.	273,995	816,648
#*Healius, Ltd.	419,686	328,391
Helia Group, Ltd.	310,126	805,522
Helloworld Travel, Ltd.	4,020	7,126
Horizon Oil, Ltd.	255,846	29,073
HUB24, Ltd.	36,772	963,952
#IDP Education, Ltd.	277,199	2,933,989
*Iluka Resources, Ltd.	359,814	1,794,397
Imdex, Ltd.	483,229	658,949
#*Immutep, Ltd.	486,724	135,903
#*Immutep, Ltd., ADR	322	866

2

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
#*ImpediMed, Ltd.	88,899	$4,849
#*Imugene, Ltd.	731,641	41,333
Incitec Pivot, Ltd.	411,178	747,596
Infomedia, Ltd.	151,538	162,362
Inghams Group, Ltd.	382,053	912,958
*Insignia Financial, Ltd.	556,178	888,440
*Integral Diagnostics, Ltd.	120,677	199,039
*Integrated Research, Ltd.	576	161
IPD Group, Ltd.	3,983	11,845
*IPH, Ltd.	205,586	839,699
*IRESS, Ltd.	182,039	1,014,217
IVE Group, Ltd.	84,164	116,955
Johns Lyng Group, Ltd.	203,006	740,840
*Judo Capital Holdings, Ltd.	285,362	248,302
Jumbo Interactive, Ltd.	1,796	18,403
Jupiter Mines, Ltd.	156,555	29,989
*Karoon Energy, Ltd.	775,268	979,153
Kelly Partners Group Holdings, Ltd.	80	354
#Kelsian Group, Ltd.	168,523	608,434
*Kogan.com, Ltd.	52,361	172,723
*Lendlease Corp., Ltd.	601,479	2,526,993
Lifestyle Communities, Ltd.	108,983	851,341
*»Lifestyle Communities, Ltd.	7,692	60,088
*Lindsay Australia, Ltd.	94,278	58,464
Link Administration Holdings, Ltd.	70,258	102,650
Lovisa Holdings, Ltd.	32,871	677,484
Lycopodium, Ltd.	7,184	57,519
*Lynas Rare Earths, Ltd.	1,042,230	4,439,629
#MA Financial Group, Ltd.	66,042	198,126
Maas Group Holdings, Ltd.	23,783	66,716
#*Mach7 Technologies, Ltd.	824	391
Macmahon Holdings, Ltd.	488,926	79,371
*Macquarie Technology Group, Ltd.	4,014	212,247
#Mader Group, Ltd.	10,758	46,944
Magellan Financial Group, Ltd.	188,390	1,092,417
*Maggie Beer Holdings, Ltd.	1,272	63
*MaxiPARTS, Ltd.	196	305
*Mayne Pharma Group, Ltd.	68,938	312,012
McMillan Shakespeare, Ltd.	56,127	674,982
*Megaport, Ltd.	113,650	996,282
*Metals X, Ltd.	186,579	55,126
*Metcash, Ltd.	1,046,420	2,677,204
Michael Hill International, Ltd.	996	427
*MMA Offshore, Ltd.	174,563	296,984
*Monadelphous Group, Ltd.	69,905	612,350
#Monash IVF Group, Ltd.	211,716	201,405
*Mount Gibson Iron, Ltd.	361,988	104,600
Myer Holdings, Ltd.	504,631	250,677
*MyState, Ltd.	57,320	133,623
*Nanosonics, Ltd.	101,958	193,323
Netwealth Group, Ltd.	51,759	664,801
New Hope Corp., Ltd.	580,123	1,714,000
*nib holdings, Ltd.	331,103	1,601,765
Nick Scali, Ltd.	66,611	673,896
*»Nick Scali, Ltd.	3,130	31,666
Nickel Industries, Ltd.	913,559	563,559
#Nine Entertainment Co. Holdings, Ltd.	814,214	806,283
NRW Holdings, Ltd.	446,278	811,414

3

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*NTAW Holdings, Ltd.	7	$2
*Nufarm, Ltd.	228,562	768,799
*Nuix, Ltd.	119,085	160,069
Objective Corp., Ltd.	9,592	77,608
*OFX Group, Ltd.	47,971	51,709
*Omni Bridgeway, Ltd.	65,826	53,216
oOh!media, Ltd.	285,787	310,840
Orora, Ltd.	1,145,789	1,629,401
Pacific Smiles Group, Ltd.	528	641
*Paladin Energy, Ltd.	148,384	1,346,055
*Pantoro, Ltd.	500,142	28,255
Peet, Ltd.	42,749	33,033
#*PeopleIN, Ltd.	771	485
Perenti, Ltd.	425,515	263,875
*Perpetual, Ltd.	38,949	602,698
Perseus Mining, Ltd.	1,274,311	1,911,467
*PEXA Group, Ltd.	66,597	530,181
*Pinnacle Investment Management Group, Ltd.	44,029	323,928
Platinum Asset Management, Ltd.	174,966	121,567
#PointsBet Holdings, Ltd.	103,387	34,239
#*PolyNovo, Ltd.	177,526	236,317
<»PPK Mining Equipment Group	160	—
*Praemium, Ltd.	68,010	21,640
Premier Investments, Ltd.	65,116	1,276,950
Probiotec, Ltd.	188	350
#Propel Funeral Partners, Ltd.	30,488	105,916
PSC Insurance Group, Ltd.	24,228	84,483
PWR Holdings, Ltd.	34,843	265,621
Qube Holdings, Ltd.	216,085	467,249
*Ramelius Resources, Ltd.	866,837	1,176,422
#*ReadyTech Holdings, Ltd.	296	655
*Red 5, Ltd.	2,994,153	874,915
*»Red River Resources, Ltd.	2,236	—
Regis Healthcare, Ltd.	87,180	223,045
*Regis Resources, Ltd.	808,481	1,165,473
Reject Shop, Ltd. (The)	1,559	4,323
Reliance Worldwide Corp., Ltd.	553,755	1,862,630
*Resolute Mining, Ltd.	1,280,204	355,381
*Retail Food Group, Ltd.	10,276	467
Ridley Corp., Ltd.	137,602	201,935
*RPMGlobal Holdings, Ltd.	67,006	107,471
*Sandfire Resources, Ltd.	483,489	2,998,260
*Select Harvests, Ltd.	72,632	165,073
Servcorp, Ltd.	156	415
Service Stream, Ltd.	616,906	510,750
#*Seven West Media, Ltd.	130,984	17,862
SG Fleet Group, Ltd.	47,098	96,031
Shaver Shop Group, Ltd.	30,493	22,573
Sigma Healthcare, Ltd.	930,656	764,467
#*Silex Systems, Ltd.	1,551	5,136
*Silver Lake Resources, Ltd.	1,000,282	948,319
Sims, Ltd.	164,705	1,289,833
SmartGroup Corp., Ltd.	131,726	820,294
*Southern Cross Electrical Engineering, Ltd.	115,261	92,059
#Southern Cross Media Group, Ltd.	180,302	111,811
*»Spartan Resources, Ltd.	7,377	2,850
*Spartan Resources, Ltd.	78,640	30,384
SRG Global, Ltd.	192,837	105,184

4

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*St. Barbara, Ltd.	470,020	$80,880
Stanmore Resources, Ltd.	87,717	190,243
*Star Entertainment Group, Ltd. (The)	1,331,416	350,145
#*Strike Energy, Ltd.	175,820	25,117
Super Retail Group, Ltd.	76,011	724,079
*Superloop, Ltd.	332,966	289,724
#*Syrah Resources, Ltd.	176,739	60,252
*Tabcorp Holdings, Ltd.	2,421,985	1,155,947
*Talga Group, Ltd.	22,850	10,386
Technology One, Ltd.	133,191	1,405,425
*Telix Pharmaceuticals, Ltd.	193,224	1,888,326
*Temple & Webster Group, Ltd.	122,641	911,047
*»Ten Sixty Four, Ltd.	1,136	81
Tribune Resources, Ltd.	40	117
#*Tuas, Ltd.	98,859	256,777
*Tyro Payments, Ltd.	160,216	100,395
Ventia Services Group Pty, Ltd.	452,835	1,067,397
ΩViva Energy Group, Ltd.	634,678	1,413,601
#*Volpara Health Technologies, Ltd.	6,451	4,796
*Webjet, Ltd.	222,305	1,188,033
*West African Resources, Ltd.	613,309	533,658
Westgold Resources, Ltd.	525,860	768,302
*»Wiluna Mining Corp., Ltd.	736	18
#*Xanadu Mines, Ltd.	118,297	5,454

TOTAL AUSTRALIA		119,084,017

AUSTRIA — (1.2%)
Addiko Bank AG	56	1,108
Agrana Beteiligungs AG	4,647	66,831
ANDRITZ AG	43,621	2,397,399
#AT&S Austria Technologie & Systemtechnik AG	1,734	38,676
ΩBAWAG Group AG	67,527	4,057,844
CA Immobilien Anlagen AG	29,677	967,835
DO & CO AG	7,384	1,135,356
*Eurotelesites AG	9,301	35,007
*FACC AG	1,012	6,806
*Kapsch TrafficCom AG	24	209
*Lenzing AG	9,967	323,448
Mayr Melnhof Karton AG	3,431	411,619
Oesterreichische Post AG	17,854	570,806
Palfinger AG	5,038	113,664
Porr Ag	15,615	237,423
Raiffeisen Bank International AG	37,306	693,282
*Rosenbauer International AG	16	510
Schoeller-Bleckmann Oilfield Equipment AG	8,275	404,358
Semperit AG Holding	2,391	29,708
*Strabag SE	582	24,830
Strabag SE, Class BR	2,071	88,356
Telekom Austria AG	76,954	662,382
UNIQA Insurance Group AG	50,933	449,298
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,406	450,558
voestalpine AG	83,771	2,250,064
Wienerberger AG	93,089	3,340,426
Zumtobel Group AG	7,001	44,765

TOTAL AUSTRIA		18,802,568

BELGIUM — (1.5%)
Ackermans & van Haaren NV	14,910	2,574,730
Ageas SA	29,315	1,352,233

5

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
*AGFA-Gevaert NV	57,052	$73,082
*Azelis Group NV	73,506	1,779,430
Barco NV	15,299	213,970
Bekaert SA	16,454	827,952
bpost SA	52,109	205,877
Cie d’Entreprises CFE	1,551	12,687
Colruyt Group N.V	35,812	1,662,647
Deceuninck NV	37,110	101,184
Deme Group NV	3,050	487,228
Econocom Group SA	17,186	40,428
Elia Group SA	10,610	1,025,003
#Euronav NV, ADR	61,024	1,018,491
EVS Broadcast Equipment SA	3,657	132,753
Fagron	55,505	1,082,526
Greenyard NV	80	457
Ion Beam Applications	6,582	88,536
Jensen-Group NV	70	2,732
Kinepolis Group NV	12,667	542,448
Lotus Bakeries NV	166	1,673,791
Melexis NV	13,467	1,134,694
*Ontex Group NV	53,415	540,301
*Orange Belgium SA	1,144	17,248
Proximus SADP	90,122	666,353
Recticel SA	25,525	337,884
Roularta Media Group NV	20	233
Sipef NV	852	51,381
#Solvay SA, Class A	70,152	2,281,067
Tessenderlo Group SA	11,508	296,550
#Umicore SA	158,038	3,524,986
Van de Velde NV	1,848	68,962
VGP NV	5,454	597,168
Viohalco SA	10,658	65,528
*What’s Cooking BV	4	322

TOTAL BELGIUM		24,480,862

CANADA — (10.5%)
*5N Plus, Inc.	42,475	144,381
*Acadian Timber Corp.	52	662
ADENTRA, Inc.	13,895	430,650
ADF Group, Inc.	15,014	158,462
*Advantage Energy, Ltd.	131,335	1,026,704
Aecon Group, Inc.	58,418	719,037
Africa Oil Corp.	227,615	405,908
Ag Growth International, Inc.	13,810	532,859
*AGF Management, Ltd., Class B	42,219	242,156
Agnico Eagle Mines, Ltd.	185	11,720
*Aimia, Inc.	9,017	15,489
*Air Canada	90,621	1,340,335
Alamos Gold, Inc.	1,000	14,740
Alamos Gold, Inc.	88,204	1,297,481
Algoma Central Corp.	88	932
#Algonquin Power & Utilities Corp.	299,031	1,830,513
#Algonquin Power & Utilities Corp., ADR	215,294	1,315,446
AltaGas, Ltd.	8,384	184,175
*Altius Minerals Corp.	18,962	300,333
Altus Group, Ltd.	22,192	816,057
*Americas Gold & Silver Corp.	920	233
Amerigo Resources, Ltd.	648	816
Andlauer Healthcare Group, Inc.	6,841	207,692

6

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Andrew Peller, Ltd., Class A	7,172	$20,046
*Aritzia, Inc.	75,282	1,952,943
Atco, Ltd., Class I	68,768	1,880,565
*Athabasca Oil Corp.	632,828	2,210,994
*ATS Corp.	72,862	2,401,951
#Aura Minerals, Inc.	886	6,675
*AutoCanada, Inc.	4,035	70,958
#*Aya Gold & Silver, Inc.	5,868	56,551
B2Gold Corp.	202,641	513,295
B2Gold Corp.	924,725	2,358,049
Badger Infrastructure Solutions, Ltd.	37,086	1,213,390
#*Ballard Power Systems, Inc.	30,983	81,638
#*Ballard Power Systems, Inc.	24,423	64,233
*Bausch Health Cos., Inc.	4,388	38,487
*Bausch Health Cos., Inc., ADR	139,277	1,220,067
#Baytex Energy Corp.	610,113	2,264,859
#Birchcliff Energy, Ltd.	303,258	1,249,365
Bird Construction, Inc.	57,296	789,470
Black Diamond Group, Ltd.	19,768	121,873
*BlackBerry, Ltd.	21,728	60,889
#*BlackBerry, Ltd.	94,103	262,547
BMTC Group, Inc.	22	230
*Bombardier, Inc., Class A	429	19,610
*Bombardier, Inc., Class B	90,247	4,120,022
Boralex, Inc., Class A	44,493	894,815
Boyd Group Services, Inc.	14,169	2,654,966
*Bragg Gaming Group, Inc.	5,828	31,821
*Bragg Gaming Group, Inc.	300	1,640
Brookfield Infrastructure Corp., Class A	12,032	366,615
Brookfield Infrastructure Corp., Class A	6,880	210,028
Brookfield Reinsurance, Ltd.	4,097	164,576
BRP, Inc.	12,616	850,525
*Calfrac Well Services, Ltd.	30,210	92,795
Calian Group, Ltd.	5,090	203,622
*Calibre Mining Corp.	82,156	116,012
Canaccord Genuity Group, Inc.	23,483	149,220
#*Canada Goose Holdings, Inc.	33,743	381,677
#*Canada Goose Holdings, Inc., ADR	18,732	211,484
*Canadian Western Bank	59,209	1,138,195
*Canfor Corp.	73,416	775,388
#Capital Power Corp.	105,121	2,749,207
*Capstone Copper Corp.	22,877	158,691
Cardinal Energy, Ltd.	131,218	674,309
Cascades, Inc.	99,722	670,693
*Celestica, Inc.	3,936	170,779
*Celestica, Inc.	55,327	2,397,319
Centerra Gold, Inc.	242,919	1,481,720
CES Energy Solutions Corp.	141,873	585,522
CI Financial Corp.	62,371	738,183
#*Cineplex, Inc.	26,898	170,138
*Cipher Pharmaceuticals, Inc.	12,800	80,032
Cogeco Communications, Inc.	10,232	406,420
Cogeco, Inc.	4,281	159,947
Colliers International Group, Inc.	144	15,026
Colliers International Group, Inc., ADR	8,322	865,821
Computer Modelling Group, Ltd.	39,027	311,909
Converge Technology Solutions Corp.	192,021	747,762
Corby Spirit and Wine, Ltd.	1,400	13,502

7

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Crescent Point Energy Corp.	42,588	$376,328
Crescent Point Energy Corp., ADR	372,899	3,285,240
*Crew Energy, Inc.	44,854	147,571
#*Cronos Group, Inc.	152,973	449,741
Definity Financial Corp.	48,475	1,619,185
*Denison Mines Corp.	414,715	821,136
#*Denison Mines Corp.	15,581	31,075
*dentalcorp Holdings, Ltd.	24,981	114,009
Dexterra Group, Inc.	1,307	5,603
Doman Building Materials Group, Ltd.	33,458	187,035
DREAM Unlimited Corp.	18,457	241,821
Dundee Precious Metals, Inc.	195,302	1,481,273
Dye & Durham, Ltd.	23,522	251,340
Dynacor Group, Inc.	8,300	31,536
E-L Financial Corp., Ltd.	110	88,073
*Eldorado Gold Corp.	930	13,281
*Eldorado Gold Corp.	141,511	2,017,947
Endeavour Mining PLC	81,872	1,714,494
#*Endeavour Silver Corp.	39,100	103,026
Enerflex, Ltd.	10,190	59,408
Enerflex, Ltd.	114,799	672,659
Enerplus Corp.	11,046	216,522
Enerplus Corp.	99,364	1,945,547
Enghouse Systems, Ltd.	34,729	753,555
*Ensign Energy Services, Inc.	61,102	113,411
*EQB, Inc.	22,006	1,331,236
#*Equinox Gold Corp.	167,836	907,993
#*Equinox Gold Corp.	28,578	154,970
*ERO Copper Corp.	21,701	442,483
#*ERO Copper Corp.	62,647	1,279,981
Evertz Technologies, Ltd.	10,056	102,035
*Exchange Income Corp.	13,475	454,904
Exco Technologies, Ltd.	13,689	70,445
Extendicare, Inc.	32,540	171,718
#Fiera Capital Corp.	29,248	146,043
Finning International, Inc.	131,761	4,142,197
*Firan Technology Group Corp.	5,400	19,731
First Majestic Silver Corp.	86,874	580,488
#First Majestic Silver Corp.	185,351	1,236,291
Foraco International SA	5,763	12,333
*Fortuna Silver Mines, Inc.	115,160	523,893
*Fortuna Silver Mines, Inc.	175,871	798,454
*Galiano Gold, Inc.	940	1,504
Gamehost, Inc.	300	2,247
*GDI Integrated Facility Services, Inc.	5,727	154,988
Gibson Energy, Inc.	152,364	2,504,188
*GoGold Resources, Inc.	21,608	21,705
*GoldMoney, Inc.	62	362
*Gran Tierra Energy, Inc.	12,396	107,552
#*Gran Tierra Energy, Inc.	29,750	257,040
*Haivision Systems, Inc.	6,904	23,016
Hammond Power Solutions, Inc.	5,157	433,025
Headwater Exploration, Inc.	259,326	1,411,914
*Heroux-Devtek, Inc.	11,281	153,222
High Liner Foods, Inc.	2,213	21,440
Hudbay Minerals, Inc.	385,772	3,248,200
Hudbay Minerals, Inc.	16,404	138,387
#*Hut 8 Corp.	5,815	45,706

8

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*IAMGOLD Corp.	287,939	$1,025,063
*IAMGOLD Corp.	30,173	107,396
*Illumin Holdings, Inc.	1,460	1,817
Information Services Corp.	5,018	96,828
Innergex Renewable Energy, Inc.	81,604	476,966
InPlay Oil Corp.	7,700	13,619
*Interfor Corp.	50,227	638,691
ΩJamieson Wellness, Inc.	33,528	638,175
#*Journey Energy, Inc.	906	2,381
*K92 Mining, Inc.	226,473	1,206,669
*Karora Resources, Inc.	81,749	318,939
K-Bro Linen, Inc.	2,969	74,665
*Kelt Exploration, Ltd.	120,777	549,446
Kinross Gold Corp.	19,420	125,259
*Knight Therapeutics, Inc.	44,567	187,176
*Kolibri Global Energy, Inc.	4,400	14,060
#*KP Tissue, Inc.	2,311	13,827
Lassonde Industries, Inc., Class A	1,900	199,176
#*Laurentian Bank of Canada	48,521	908,720
Leon’s Furniture, Ltd.	11,981	197,699
*Lightspeed Commerce, Inc.	65,759	860,128
*Lightspeed Commerce, Inc.	41,674	546,917
Linamar Corp.	28,781	1,358,134
#*Logan Energy Corp.	26,000	16,465
Lundin Gold, Inc.	35,182	479,132
Lundin Mining Corp.	10,272	117,535
#*MAG Silver Corp.	14,660	180,025
#*MAG Silver Corp.	32,140	396,062
Magellan Aerospace Corp.	84	484
Mainstreet Equity Corp.	1,041	128,889
*Major Drilling Group International, Inc.	39,731	276,470
Maple Leaf Foods, Inc.	35,832	635,605
Martinrea International, Inc.	59,846	498,771
*Mattr Corp.	53,510	635,257
*MDA, Ltd.	113,886	1,178,774
*MDF Commerce, Inc.	192	802
Medical Facilities Corp.	10,829	89,069
*MEG Energy Corp.	78,727	1,794,186
Melcor Developments, Ltd.	585	4,829
Methanex Corp.	661	31,716
Methanex Corp., ADR	25,847	1,238,330
*Morguard Corp.	2,010	161,915
MTY Food Group, Inc.	19,409	697,896
Mullen Group, Ltd.	60,699	564,642
Neo Performance Materials, Inc.	13,100	54,446
*New Gold, Inc.	596,993	1,038,768
*New Gold, Inc.	149,872	259,632
*NFI Group, Inc.	32,470	267,068
#North American Construction Group, Ltd.	6,539	138,029
North American Construction Group, Ltd.	6,964	146,940
North West Co., Inc. (The)	45,612	1,295,469
Northland Power, Inc.	263,697	4,032,663
Nuvei Corp.	18,191	584,659
ΩNuvei Corp.	2,497	80,244
*NuVista Energy, Ltd.	79,420	719,136
#*Obsidian Energy, Ltd.	50,974	436,847
#*Obsidian Energy, Ltd.	7,763	66,733
OceanaGold Corp.	679,187	1,473,216

9

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#*Organigram Holdings, Inc.	13,203	$27,990
#*Orla Mining, Ltd.	217,581	847,297
*Osisko Gold Royalties, Ltd.	34,182	526,221
Osisko Gold Royalties, Ltd.	73,609	1,132,842
#Pan American Silver Corp.	31,139	574,203
#Paramount Resources, Ltd., Class A	29,174	662,539
Parex Resources, Inc.	75,271	1,314,921
*Park Lawn Corp.	16,194	193,901
Parkland Corp.	54,914	1,695,165
Pason Systems, Inc.	55,174	628,506
#Peyto Exploration & Development Corp.	189,486	2,122,640
PHX Energy Services Corp.	1,610	10,500
#Pine Cliff Energy, Ltd.	78,333	56,447
Pizza Pizza Royalty Corp.	15,811	154,560
Polaris Renewable Energy, Inc.	18,507	155,858
Pollard Banknote, Ltd.	5,827	157,991
*Precision Drilling Corp.	4,801	337,295
*Precision Drilling Corp.	11,231	788,192
Premium Brands Holdings Corp.	30,177	1,981,268
Primo Water Corp.	8,756	165,452
Primo Water Corp., ADR	111,904	2,111,629
*Profound Medical Corp.	1,276	9,659
#*Profound Medical Corp.	1,353	10,202
Propel Holdings, Inc.	6,930	112,234
Pulse Seismic, Inc.	276	434
*Quarterhill, Inc.	74,677	95,123
#Quebecor, Inc., Class B	86,488	1,793,531
#*Real Matters, Inc.	28,098	105,123
Richelieu Hardware, Ltd.	20,710	585,641
Rogers Sugar, Inc.	46,309	175,616
*Roots Corp.	120	202
Russel Metals, Inc.	35,582	1,004,123
Sandstorm Gold, Ltd.	125,157	683,357
Sandstorm Gold, Ltd.	33,750	184,736
*Sangoma Technologies Corp.	4,600	20,023
Savaria Corp.	26,210	314,974
Secure Energy Services, Inc.	179,370	1,522,331
Sienna Senior Living, Inc.	78,583	766,468
#*SilverCrest Metals, Inc.	97,878	802,915
*SilverCrest Metals, Inc.	30,505	249,226
ΩSleep Country Canada Holdings, Inc.	31,378	624,203
SNC-Lavalin Group, Inc.	35,541	1,367,469
Softchoice Corp.	4,182	54,061
*Source Energy Services, Ltd.	2,000	23,889
#Spartan Delta Corp.	48,516	142,315
ΩSpin Master Corp.	11,249	246,293
Sprott, Inc.	3,902	153,285
Sprott, Inc.	6,904	271,465
SSR Mining, Inc.	9,042	48,571
Stantec, Inc., ADR	104	8,278
Stelco Holdings, Inc.	19,099	554,821
Stella-Jones, Inc.	60,111	3,499,420
#*ΩSTEP Energy Services, Ltd.	140	399
StorageVault Canada, Inc.	111,743	384,718
Superior Plus Corp.	127,978	869,116
Supremex, Inc.	271	767
Surge Energy, Inc.	60,059	326,557
Sylogist, Ltd.	13,060	85,365

10

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Taiga Building Products, Ltd.	188	$465
Tamarack Valley Energy, Ltd.	484,148	1,314,461
*Taseko Mines, Ltd.	79,145	195,868
*Taseko Mines, Ltd.	64,354	158,311
TELUS Corp.	2,166	34,859
TerraVest Industries, Inc.	932	49,000
Tidewater Midstream and Infrastructure, Ltd.	1,356	701
*Tilray Brands, Inc.	114,596	283,052
#*Tilray Brands, Inc.	17,363	43,223
*Torex Gold Resources, Inc.	58,808	830,422
Total Energy Services, Inc.	20,972	147,767
#*Touchstone Exploration, Inc.	4,232	2,187
TransAlta Corp.	1,110	7,377
TransAlta Corp.	91,150	605,236
*Transat AT, Inc.	12,100	31,707
Transcontinental, Inc., Class A	55,523	552,057
*»Trevali Mining Corp.	404	—
Trican Well Service, Ltd.	231,577	704,583
*Tricon Residential, Inc.	5,324	59,756
*Tricon Residential, Inc.	76,005	853,536
Triple Flag Precious Metals Corp.	4,000	64,440
Triple Flag Precious Metals Corp.	10,252	165,662
*Trisura Group, Ltd.	46,164	1,412,961
Vecima Networks, Inc.	1,891	27,529
Vermilion Energy, Inc.	105,362	1,214,824
#Vermilion Energy, Inc.	11,902	137,399
VersaBank	9,612	96,601
*Victoria Gold Corp.	7,900	39,734
*Viemed Healthcare, Inc.	5,448	44,619
*Vitalhub Corp.	25,833	116,393
Wajax Corp.	12,504	307,901
*Wall Financial Corp.	10	146
#*Well Health Technologies Corp.	184,679	490,649
*Wesdome Gold Mines, Ltd.	109,789	823,108
Western Forest Products, Inc.	194,295	76,369
Westshore Terminals Investment Corp.	22,739	438,278
Whitecap Resources, Inc.	565,894	4,300,275
Winpak, Ltd.	9,293	289,981
*Xtract One Technologies, Inc.	4,734	1,551
*Yangarra Resources, Ltd.	20,200	17,203
Yellow Pages, Ltd.	636	4,491

TOTAL CANADA		170,225,818

CHINA — (0.0%)
*AustAsia Group, Ltd.	12,240	1,675
*Hong Kong Resources Holdings Co., Ltd.	7,298	886
SIIC Environment Holdings, Ltd.	66,500	8,046

TOTAL CHINA		10,607

DENMARK — (2.4%)
*ALK-Abello A/S	69,716	1,304,298
Alm Brand A/S	398,910	694,841
*Ambu A/S, Class B	159,759	2,577,774
*Asetek A/S	16,163	9,975
*Bang & Olufsen A/S	16,553	22,639
BankNordik P/F	1,717	39,015
#*Bavarian Nordic A/S	69,906	1,538,356
#*Bioporto A/S	21,781	4,047
cBrain A/S	6,034	243,510

11

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
#Chemometec A/S	7,384	$316,517
Columbus A/S	3,040	4,262
D/S Norden A/S	25,172	1,066,012
DFDS A/S	18,887	579,985
FLSmidth & Co. A/S	38,713	1,950,260
*GN Store Nord AS	80,675	2,204,428
#GronlandsBANKEN A/S	4	367
H Lundbeck A/S	126,808	618,828
H Lundbeck A/S, Class A	26,357	111,280
*H+H International A/S, Class B	5,580	58,397
*Harboes Bryggeri A/S, Class B	744	13,066
ISS A/S	119,347	2,244,809
Jeudan A/S	1,399	41,517
Jyske Bank A/S, Registered	27,174	2,214,716
Matas A/S	26,026	421,619
*MT Hoejgaard Holding A/S	31	995
#*ΩNetcompany Group A/S	26,237	961,411
*Nilfisk Holding A/S	5,806	122,357
*NKT A/S	37,338	3,126,064
*ΩNNIT A/S	3,576	54,855
North Media A/S	3,831	33,283
#*NTG Nordic Transport Group A/S	2,226	90,472
Per Aarsleff Holding A/S	8,060	379,003
Ringkjoebing Landbobank A/S	16,138	2,725,392
ROCKWOOL A/S, Class A	234	76,654
ROCKWOOL A/S, Class B	3,161	1,040,472
*Royal Unibrew A/S	29,818	2,257,077
*RTX A/S	98	1,366
ΩScandinavian Tobacco Group A/S	40,779	659,447
Schouw & Co. A/S	7,321	589,849
SP Group A/S	1,676	52,140
Spar Nord Bank A/S	54,402	967,098
Sparekassen Sjaelland-Fyn A/S	9,707	301,285
Sydbank AS	51,312	2,623,217
*TCM Group A/S	789	5,995
Tivoli A/S	26	2,706
Topdanmark AS	18,030	753,733
TORM PLC, Class A	32,562	1,126,892
Trifork Group AG	758	12,584
UIE PLC	821	26,129
Vestjysk Bank A/S	105,569	69,770
*Zealand Pharma A/S	22,904	2,078,495

TOTAL DENMARK		38,419,259

FINLAND — (2.2%)
*Afarak Group SE	8,843	3,281
Aktia Bank OYJ	27,376	279,840
Alandsbanken Abp, Class B	195	6,860
Alma Media OYJ	191	2,022
Anora Group OYJ	12,717	67,921
Aspo OYJ	646	4,062
Atria OYJ	1,302	13,086
#Bittium OYJ	4,530	28,772
*Cargotec OYJ, Class B	20,545	1,625,621
#Citycon OYJ	6,708	27,528
Digia OYJ	56	317
Elisa OYJ	79,891	3,615,140
ΩEnento Group OYJ	7,585	134,144
Enersense International OYJ	4	14

12

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
eQ Oyj	732	$10,605
Evli OYJ, Class B	16	336
*Finnair OYJ	16,057	50,477
Fiskars OYJ Abp	12,387	232,050
F-Secure OYJ	4,370	9,672
#Gofore OYJ	2,592	66,794
Harvia OYJ	9,881	433,178
#*HKScan OYJ, Class A	1,545	1,153
Huhtamaki OYJ	56,841	2,185,561
Kamux Corp.	12,960	73,861
Kemira OYJ	53,473	1,167,540
Kesko OYJ, Class A	1,738	30,552
Kesko OYJ, Class B	222,086	3,806,591
*Kojamo OYJ	52,047	578,776
Konecranes OYJ	45,125	2,389,348
Lassila & Tikanoja OYJ	5,787	53,834
*Lindex Group OYJ	21,624	66,706
*Mandatum OYJ	180,095	838,054
Marimekko OYJ	15,138	206,538
Metsa Board OYJ	92,879	669,856
Metsa Board OYJ	28	236
#NoHo Partners OYJ	1,142	9,867
#Nokian Renkaat OYJ	106,490	933,693
Olvi OYJ, Class A	5,839	186,989
Oma Saastopankki OYJ	5,272	96,846
Oriola OYJ, Class B	43,617	41,741
Orion OYJ, Class A	4,006	154,632
Orion OYJ, Class B	82,123	3,142,737
#Outokumpu OYJ	318,589	1,296,185
Pihlajalinna OYJ	486	4,303
Ponsse OYJ	172	4,212
Puuilo OYJ	59,274	647,734
*QT Group OYJ	16,462	1,278,792
Raisio OYJ, Class V	86,272	177,114
#*Remedy Entertainment OYJ	453	9,252
Revenio Group OYJ	550	15,408
Sanoma OYJ	28,487	207,736
Scanfil OYJ	2,927	22,972
Siili Solutions OYJ	20	175
*SRV Group Oyj	36	186
Suominen OYJ	124	346
#Taaleri PLC	7,269	62,801
ΩTerveystalo OYJ	46,548	433,512
TietoEVRY OYJ	70,086	1,329,433
Tokmanni Group Corp.	33,931	516,640
Vaisala OYJ, Class A	5,242	196,176
Valmet OYJ	130,188	3,265,732
Wartsila OYJ Abp	150,790	2,799,006
#*WithSecure OYJ	23,716	27,134
YIT OYJ	82,591	172,206

TOTAL FINLAND		35,713,886

FRANCE — (4.9%)
#ABC arbitrage	4,345	18,445
#*Air France-KLM	15,362	158,313
AKWEL SADIR	3,768	56,405
#*Alstom SA	192,375	3,059,759
Alten SA	18,120	2,144,803
*ΩAramis Group SAS	2,390	9,187

13

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Arkema SA	27,526	$2,856,408
Assystem SA	111	6,385
#*Atos SE	8,962	19,395
Aubay	2,912	127,661
Axway Software SA	543	14,515
#*Bastide le Confort Medical	131	2,521
#*Believe SA	1,458	23,385
Beneteau SACA	35,942	469,629
Boiron SA	275	10,086
Bonduelle SCA	7,778	67,365
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	4	226
Catana Group	5,523	28,760
CBo Territoria	132	522
*Cegedim SA	3,858	59,403
*CGG SA	280,267	118,912
Cie des Alpes	11,252	163,866
#Cie Plastic Omnium SE	57,166	701,716
Coface SA	105,399	1,628,493
Derichebourg SA	88,848	379,055
*Eagle Football Group	44	100
#*ΩElior Group SA	116,622	322,221
*Elis SA	125,199	2,827,329
Equasens	1,277	80,425
#Eramet SA	11,454	1,118,787
Esso SA Francaise	3,260	623,256
Etablissements Maurel et Prom SA	63,869	408,388
*Eurazeo SE	31,279	2,836,157
#*Euroapi SA	3,842	12,127
ΩEuronext NV	10,740	972,104
#*Eutelsat Communications SACA	35,859	145,164
*Exail Technologies SA	242	5,051
*Exclusive Networks SA	13,813	295,393
Exel Industries SA, Class A	4	234
*Fnac Darty SA	6,328	223,624
*Forvia SE	104,491	1,675,914
Gaztransport Et Technigaz SA	35,031	4,906,880
GL Events SACA	6,121	123,044
Groupe Crit SA	12	965
Guerbet	7,447	299,001
*Haulotte Group SA	146	331
*HEXAOM SA	24	593
*ID Logistics Group SACA	1,770	654,834
Imerys SA	20,008	647,800
Infotel SA	459	24,049
#*Innate Pharma SA	34,565	81,494
Interparfums SA	3,282	166,867
IPSOS SA	23,013	1,547,767
Jacquet Metals SACA	6,211	120,470
*JCDecaux SE	21,035	441,289
Kaufman & Broad SA	6,078	196,593
ΩLa Francaise des Jeux SAEM	26,775	1,015,196
Laurent-Perrier	98	12,784
Lectra	4,687	160,371
Linedata Services	4	317
LISI SA	7,010	184,389
LNA Sante SA	1,224	26,568
ΩMaisons du Monde SA	8,778	42,237
Manitou BF SA	6,734	165,968

14

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Mersen SA	12,562	$467,433
#Metropole Television SA	25,393	360,030
*ΩNeoen SA	28,250	868,738
#Neurones	1,075	51,265
Nexans SA	29,577	3,175,188
#Nexity SA	52,436	590,952
NRJ Group	1,748	14,579
Oeneo SA	230	2,521
*OVH Groupe SAS	693	4,946
#*Pierre Et Vacances SA	65,220	100,421
*Prodways Group SA	386	285
Quadient SA	17,255	331,731
Remy Cointreau SA	1,541	147,306
Rexel SA	91,965	2,402,302
Robertet SA	278	262,177
Rubis SCA	55,308	1,921,998
Savencia SA	382	21,567
SCOR SE	150,002	4,914,365
SEB SA	14,544	1,729,299
Seche Environnement SACA	1,564	175,593
SES SA	143,505	700,009
#*ΩSMCP SA	2,743	6,643
Societe BIC SA	12,313	868,939
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	19	2,235
Societe LDC SADIR	1,055	169,210
*SOITEC	10,453	1,034,984
Sopra Steria Group	14,466	3,186,378
SPIE SA	82,611	3,019,197
*ΩSRP Groupe SA	858	908
Stef SA	1,139	154,915
Sword Group	2,542	97,442
Synergie SE	36	1,382
Technip Energies NV	142,777	3,395,272
*Teleperformance SE	34,992	3,198,268
Television Francaise 1 SA	49,394	453,151
TFF Group	955	43,602
Thermador Groupe	2,969	253,970
Trigano SA	4,310	661,319
*Ubisoft Entertainment SA	82,332	1,951,713
Valeo SE	145,419	1,856,552
*Vallourec SACA	130,430	2,268,366
ΩVerallia SA	35,250	1,364,424
Vetoquinol SA	1,501	151,347
Vicat SACA	10,184	377,314
VIEL & Cie SA	64	691
Virbac SACA	1,362	505,345
#*Voltalia SA, Registered	41,219	344,656
Vranken-Pommery Monopole SA	12	198
#*VusionGroup	2,984	492,319
*Wavestone	4,435	253,705
*ΩX-Fab Silicon Foundries SE	65,962	460,562

TOTAL FRANCE		79,309,008

GERMANY — (5.9%)
1&1 AG	24,981	440,733
7C Solarparken AG	38,945	132,006
#*About You Holding SE	5,766	27,775
Adesso SE	3,320	388,362
*Adtran Networks SE	6,890	146,754

15

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
AIXTRON SE	5,662	$132,343
All for One Group SE	29	1,811
AlzChem Group AG	917	44,711
Amadeus Fire AG	2,755	332,286
Atoss Software AG	4,165	1,122,269
ΩAumann AG	60	1,136
Aurubis AG	18,070	1,452,973
#*ΩAuto1 Group SE	67,622	345,619
Basler AG	6,358	75,869
BayWa AG	6,548	157,533
BayWa AG	4	141
Bechtle AG	60,406	2,925,903
ΩBefesa SA	40,767	1,176,939
Bertrandt AG	5,930	255,530
Bijou Brigitte AG	1,312	53,730
*Bilfinger SE	28,775	1,344,554
#*Borussia Dortmund GmbH & Co. KGaA	49,841	197,183
CANCOM SE	28,199	883,452
*CECONOMY AG	125,221	289,477
CENIT AG	16	214
Cewe Stiftung & Co KGaA	2,383	254,294
CompuGroup Medical SE & Co. KgaA	33,384	1,003,772
CTS Eventim AG & Co. KGaA	30,206	2,687,189
*ΩDelivery Hero SE	64,115	1,809,861
Dermapharm Holding SE	11,642	390,876
*Deutz AG	23,491	137,018
*DFV Deutsche Familienversicherung AG	21	124
Draegerwerk AG & Co. KGaA	634	29,557
Duerr AG	59,794	1,540,835
ΩDWS Group GmbH & Co. KGaA	13,775	583,857
Eckert & Ziegler SE	5,338	212,440
EDAG Engineering Group AG	90	1,097
Elmos Semiconductor SE	6,057	505,166
ElringKlinger AG	19,495	139,246
*Encavis AG	53,414	965,213
Energiekontor AG	4,544	313,386
*Evotec SE	77,374	805,815
Fielmann Group AG	13,192	618,531
*flatexDEGIRO AG	81,438	1,069,754
FORTEC Elektronik AG	12	285
#*Fraport AG Frankfurt Airport Services Worldwide	39,244	1,975,565
Freenet AG	110,174	3,067,621
Friedrich Vorwerk Group SE	8,590	144,203
*FUCHS SE	11,742	431,271
GEA Group AG	159,051	6,445,509
Gerresheimer AG	33,873	3,658,109
Gesco SE	1,100	22,348
GFT Technologies SE	9,242	272,745
*Grammer AG	12	140
*Grand City Properties SA	53,573	598,610
H&R GmbH & Co. KGaA	1,924	10,163
*Hamburger Hafen und Logistik AG	11,384	203,279
Hawesko Holding SE	104	3,347
#*Heidelberger Druckmaschinen AG	136,919	138,349
*HelloFresh SE	159,831	1,082,824
Hensoldt AG	69,282	2,730,595
*Highlight Communications AG	18	46
HOCHTIEF AG	9,275	978,842

16

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Hornbach Holding AG & Co. KGaA	6,774	$533,095
HUGO BOSS AG	31,049	1,677,894
*Hypoport SE	913	242,691
Indus Holding AG	9,549	260,363
Init Innovation in Traffic Systems SE	415	17,528
ΩInstone Real Estate Group SE	16,161	149,819
IVU Traffic Technologies AG	1,148	17,799
Jenoptik AG	37,865	1,021,901
ΩJOST Werke SE	5,965	288,928
K+S AG, Registered	25,394	380,816
KION Group AG	69,019	3,201,399
Kloeckner & Co. SE	22,440	159,561
Knaus Tabbert AG	2,369	107,655
*Koenig & Bauer AG	3,978	56,487
Kontron AG	31,429	634,474
Krones AG	7,721	1,020,407
KWS Saat SE & Co. KGaA	5,201	286,402
LANXESS AG	90,882	2,578,082
*LEG Immobilien SE	61,339	5,241,719
#*LPKF Laser & Electronics SE	7,440	62,131
*Medios AG	9,473	143,427
METRO AG	38,837	208,464
MLP SE	35,592	215,022
Mutares SE & Co. KGaA	12,046	542,903
*Nagarro SE	1,547	118,188
Nemetschek SE	3,620	323,398
Nexus AG	3,019	166,892
#*Nordex SE	45,379	643,399
Norma Group SE	24,904	497,958
OHB SE	32	1,485
*Pfeiffer Vacuum Technology AG	1,327	219,362
*ProCredit Holding AG	14,097	144,101
ProSiebenSat.1 Media SE	152,318	1,188,928
PSI Software SE	2,230	53,650
Puma SE	88,842	4,136,074
*PVA TePla AG	10,994	219,473
*q.beyond AG	21,858	15,051
Rational AG	291	250,167
#RTL Group SA	7,926	245,349
SAF-Holland SE	1,262	24,397
Salzgitter AG	20,943	541,921
Schloss Wachenheim AG	12	196
ΩScout24 SE	10,582	781,857
Secunet Security Networks AG	480	77,397
#*SGL Carbon SE	25,500	183,500
Siltronic AG	14,753	1,153,133
Sixt SE	10,259	987,255
*SMA Solar Technology AG	20,934	1,106,207
Stabilus SE	15,573	969,118
Stemmer Imaging AG	16	590
STRATEC SE	792	36,669
Stroeer SE & Co. KGaA	19,697	1,266,827
Suedzucker AG	38,396	550,139
SUESS MicroTec SE	9,572	477,459
Synlab AG	15,679	176,031
*TAG Immobilien AG	203,067	2,907,378
Takkt AG	10,583	147,560
*ΩTeamViewer SE	154,226	2,046,496

17

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Technotrans SE	30	$677
thyssenkrupp AG	517,174	2,603,483
United Internet AG	57,073	1,381,620
USU Software AG	24	467
#Verbio SE	7,851	164,705
Vossloh AG	3,398	165,317
Wacker Chemie AG	15,951	1,715,803
Wacker Neuson SE	21,523	386,168
Washtec AG	2,989	127,840
*Westwing Group SE	1,755	16,288
Wuestenrot & Wuerttembergische AG	22,973	324,245
*ΩZalando SE	30,514	804,588
Zeal Network SE	3,036	112,970

TOTAL GERMANY		95,271,928

HONG KONG — (1.9%)
*Aidigong Maternal & Child Health, Ltd.	118,000	920
Analogue Holdings, Ltd.	2,000	276
ASMPT, Ltd.	140,200	1,763,883
*Bank of East Asia, Ltd. (The)	430,026	544,323
Bright Smart Securities & Commodities Group, Ltd.	590,000	124,469
Cafe de Coral Holdings, Ltd.	54,000	56,132
#*Central New Energy Holding Group, Ltd.	164,000	115,957
*China Energy Development Holdings, Ltd.	524,000	5,293
Chow Sang Sang Holdings International, Ltd.	232,000	250,355
CITIC Telecom International Holdings, Ltd.	1,658,000	563,888
CK Life Sciences Int’l Holdings, Inc.	492,000	23,590
*C-Mer Eye Care Holdings, Ltd.	120,000	45,568
#*Cowell e Holdings, Inc.	390,000	891,577
ΩCrystal International Group, Ltd.	165,000	85,230
Dah Sing Banking Group, Ltd.	263,200	216,047
Dah Sing Financial Holdings, Ltd.	124,000	348,796
#EC Healthcare	290,000	48,573
Emperor Watch & Jewellery, Ltd.	10,000	226
*Energy International Investments Holdings, Ltd.	796,000	97,703
*Esprit Holdings, Ltd.	1,222,500	35,794
#ΩESR Group, Ltd.	1,558,800	1,721,990
Fairwood Holdings, Ltd.	500	510
*Far East Consortium International, Ltd.	865,900	117,355
First Pacific Co., Ltd.	1,152,000	540,562
*ΩFIT Hon Teng, Ltd.	839,000	242,436
*ΩFosun Tourism Group	113,600	54,177
FSE Lifestyle Services, Ltd.	16,000	11,108
Giordano International, Ltd.	580,000	148,315
#Great Eagle Holdings, Ltd.	67,031	102,674
*Greentech Technology International, Ltd.	168,000	9,344
Guoco Group, Ltd.	1,000	9,525
Guotai Junan International Holdings, Ltd.	1,450,000	105,674
Hang Lung Group, Ltd.	702,000	836,526
#Hang Lung Properties, Ltd.	1,690,000	1,882,051
HK Electric Investments & HK Electric Investments, Ltd.	725,500	435,048
HKBN, Ltd.	908,000	273,984
HKR International, Ltd.	800	131
*Hong Kong Technology Venture Co., Ltd.	115,000	22,349
*Hongkong & Shanghai Hotels, Ltd. (The)	176,000	137,268
ΩHonma Golf, Ltd.	500	213
Hutchison Telecommunications Hong Kong Holdings, Ltd.	500,000	65,847
Hysan Development Co., Ltd.	301,000	471,058
*IGG, Inc.	532,000	223,106

18

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
*ITC Properties Group, Ltd.	1,000	$72
Jacobson Pharma Corp., Ltd.	4,000	292
JBM Healthcare, Ltd.	1,018	113
*Johnson Electric Holdings, Ltd.	276,219	378,595
K Wah International Holdings, Ltd.	826,000	193,267
Kerry Logistics Network, Ltd.	70,500	66,253
Kerry Properties, Ltd.	234,000	456,559
Kowloon Development Co., Ltd.	147,000	102,057
KRP Development Holdings, Ltd.	500	49
L’Occitane International SA	85,250	352,066
Luk Fook Holdings International, Ltd.	185,000	444,689
Man Wah Holdings, Ltd.	626,800	459,209
#*Melco International Development, Ltd.	385,000	291,905
*Midland Holdings, Ltd.	64,000	7,283
Modern Dental Group, Ltd.	115,000	70,872
#*Mongolian Mining Corp.	702,000	901,151
*NagaCorp., Ltd.	326,839	172,170
*NEW Concepts Holdings, Ltd.	192,000	4,910
*New Focus Auto Tech Holdings, Ltd.	5,504,000	116,819
#New World Development Co., Ltd.	177,000	189,646
Nissin Foods Co., Ltd.	76,000	49,946
Oriental Watch Holdings	92,000	41,523
Pacific Basin Shipping, Ltd.	4,743,000	1,649,486
Pacific Textiles Holdings, Ltd.	164,000	31,453
PAX Global Technology, Ltd.	122,000	102,327
PC Partner Group, Ltd.	64,000	23,485
PCCW, Ltd.	1,363,000	683,138
Pentamaster International, Ltd.	8,000	767
Perfect Medical Health Management, Ltd.	105,000	32,757
Pico Far East Holdings, Ltd.	52,000	10,837
Public Financial Holdings, Ltd.	2,000	310
*Sa Sa International Holdings, Ltd.	134,000	13,364
Samson Holding, Ltd.	4,000	72
*ΩSamsonite International SA	682,200	2,424,840
#*Shandong Hi-Speed Holdings Group, Ltd.	208,000	189,352
*Shangri-La Asia, Ltd.	438,000	306,889
*Shun Tak Holdings, Ltd.	276,000	27,525
SITC International Holdings Co., Ltd.	1,015,000	2,211,374
#*SJM Holdings, Ltd.	701,249	259,117
SmarTone Telecommunications Holdings, Ltd.	156,500	73,036
#*Solomon Systech International, Ltd.	506,000	18,115
Stella International Holdings, Ltd.	288,500	527,483
SUNeVision Holdings, Ltd.	194,000	61,763
Tai Hing Group Holdings, Ltd.	2,000	228
*Television Broadcasts, Ltd.	59,100	25,616
*Texhong International Group, Ltd.	187,500	101,887
Theme International Holdings, Ltd.	430,000	32,987
*TOM Group, Ltd.	2,000	125
*Tongda Group Holdings, Ltd.	3,630,000	36,666
Town Health International Medical Group, Ltd.	650,000	23,270
Tradelink Electronic Commerce, Ltd.	4,000	470
*Transport International Holdings, Ltd.	8,403	9,659
United Laboratories International Holdings, Ltd. (The)	746,000	880,374
Value Partners Group, Ltd.	601,000	138,316
Vesync Co., Ltd.	145,000	82,500
Vitasoy International Holdings, Ltd.	52,000	39,027
#*Vobile Group, Ltd.	1,748,000	308,423
#*ΩVPower Group International Holdings, Ltd.	586,000	21,728

19

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
VSTECS Holdings, Ltd.	620,000	$396,358
VTech Holdings, Ltd.	135,100	783,356
Wang On Group, Ltd.	920,000	3,764
*Xingye Alloy Materials Group, Ltd.	1,000	128
*Xinyi Glass Holdings, Ltd.	1,568,000	1,688,048
Yue Yuen Industrial Holdings, Ltd.	336,500	599,756
*Yunfeng Financial Group, Ltd.	2,000	217
#*»Zensun Enterprises, Ltd.	378,000	15,949

TOTAL HONG KONG		30,765,639

IRELAND — (0.3%)
Bank of Ireland Group PLC	14,333	153,946
Cairn Homes PLC	562,818	952,042
Dalata Hotel Group PLC	195,179	880,698
FBD Holdings PLC	3,144	46,560
Glanbia PLC	114,379	2,181,839
*ΩGlenveagh Properties PLC	207,628	283,282
Irish Continental Group PLC	33,588	180,289
*Permanent TSB Group Holdings PLC	21,711	34,822

TOTAL IRELAND		4,713,478

ISRAEL — (1.0%)
*AFI Properties, Ltd.	80	3,262
Africa Israel Residences, Ltd.	5,229	314,935
*Alrov Properties and Lodgings, Ltd.	48	1,961
Arad, Ltd.	4,974	64,300
*Argo Properties NV	5,320	98,391
#Ashdod Refinery, Ltd.	7,351	166,067
#*Ashtrom Group, Ltd.	9,313	129,249
Atreyu Capital Markets, Ltd.	2,588	36,326
AudioCodes, Ltd.	1,673	18,610
AudioCodes, Ltd.	20,710	224,082
Aura Investments, Ltd.	145,986	567,916
Automatic Bank Services, Ltd.	8,991	33,435
*Avgol Industries 1953, Ltd.	1,020	363
*Azorim-Investment Development & Construction Co., Ltd.	46,230	212,296
Bet Shemesh Engines Holdings 1997, Ltd.	3,357	160,185
#*BioLine RX, Ltd.	99,360	4,685
Blue Square Real Estate, Ltd.	1,576	118,439
*Brack Capital Properties NV	12	707
Carasso Motors, Ltd.	16,857	82,468
*Cellcom Israel, Ltd.	68,714	288,851
*Clal Insurance Enterprises Holdings, Ltd.	53,015	890,153
Danel Adir Yeoshua, Ltd.	3,828	347,678
Danya Cebus, Ltd.	880	20,248
Delek Automotive Systems, Ltd.	1,741	9,857
Delta Galil, Ltd.	7,448	332,845
Delta Israel Brands, Ltd.	872	13,623
*Doral Group Renewable Energy Resources, Ltd.	73,290	210,104
*Duniec Brothers, Ltd.	1,727	94,529
*El Al Israel Airlines	168,094	236,213
*Electra Consumer Products 1970, Ltd.	8,126	174,279
Electra Real Estate, Ltd.	18,904	184,459
*Electreon Wireless, Ltd.	7,221	381,901
*Enlight Renewable Energy, Ltd.	1	10
*Equital, Ltd.	6,927	192,450
FMS Enterprises Migun, Ltd.	385	16,060
Formula Systems 1985, Ltd.	6,197	453,263
Fox Wizel, Ltd.	6,100	484,901

20

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
*Gilat Satellite Networks, Ltd.	33,302	$167,204
*Hagag Group Real Estate Development	14,008	65,265
Hilan, Ltd.	8,660	488,865
IDI Insurance Co., Ltd.	6,727	193,387
#Inrom Construction Industries, Ltd.	55,394	184,031
#*Intercure, Ltd.	9,550	25,791
Israel Canada T.R, Ltd.	71,715	265,728
*Israel Land Development Co., Ltd. (The)	12,224	107,127
Isras Investment Co., Ltd.	513	98,341
*Issta, Ltd.	3,142	67,597
*Kamada, Ltd.	264	1,403
*Kamada, Ltd.	13,913	72,626
Kardan Real Estate Enterprise & Development, Ltd.	39,840	46,325
Kerur Holdings, Ltd.	36	617
Kvutzat Acro, Ltd.	9,933	110,096
Lapidoth Capital, Ltd.	2,054	33,228
Levinstein Properties, Ltd.	294	5,016
M Yochananof & Sons, Ltd.	1,918	99,742
Magic Software Enterprises, Ltd.	14,362	169,615
Magic Software Enterprises, Ltd.	108	1,283
Malam - Team, Ltd.	2,088	34,192
Matrix IT, Ltd.	32,615	660,610
Max Stock, Ltd.	29,628	68,147
Maytronics, Ltd.	25,014	214,457
Mediterranean Towers, Ltd.	41,806	90,636
Mega Or Holdings, Ltd.	6,943	180,958
Meitav Investment House, Ltd.	12,350	55,290
Menora Mivtachim Holdings, Ltd.	1,934	46,696
*Meshek Energy Renewable Energies, Ltd.	42,579	29,432
Meshulam Levinstein Contracting & Engineering, Ltd.	844	69,624
Migdal Insurance & Financial Holdings, Ltd.	279,224	355,422
*Naphtha Israel Petroleum Corp., Ltd.	18,422	95,800
*Nayax, Ltd.	2,025	54,227
Next Vision Stabilized Systems, Ltd.	62,826	841,619
Oil Refineries, Ltd.	1,746,211	509,484
One Software Technologies, Ltd.	15,149	210,810
#*OY Nofar Energy, Ltd.	1,658	41,489
Palram Industries 1990, Ltd.	5,787	77,058
*Partner Communications Co., Ltd.	54,769	256,644
Paz Oil Co., Ltd.	6,417	642,998
*Perion Network, Ltd.	13,205	166,599
#Plasson Industries, Ltd.	1,653	60,762
*Pluri, Inc.	16	83
Prashkovsky Investments and Construction, Ltd.	6,441	152,343
#*Priortech, Ltd.	7,971	355,576
#Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	5,424	309,968
*Rani Zim Shopping Centers, Ltd.	21,124	16,809
Rapac Communication & Infrastructure, Ltd.	20	135
Retailors, Ltd.	6,327	139,374
Sano-Brunos Enterprises, Ltd., Class 1	103	8,715
*Scope Metals Group, Ltd.	6,977	240,950
*Shikun & Binui, Ltd.	307,650	663,280
Shufersal, Ltd.	50,435	334,031
Suny Cellular Communication, Ltd.	424	118
Tadiran Group, Ltd.	2,691	188,246
ΩTamar Petroleum, Ltd.	27,115	160,404
*TAT Technologies, Ltd.	3,526	42,369
Tel Aviv Stock Exchange, Ltd.	65,275	433,540

21

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Telsys, Ltd.	1,024	$61,995
#Turpaz Industries, Ltd.	7,303	36,589
YH Dimri Construction & Development, Ltd.	2,258	177,497

TOTAL ISRAEL		16,857,364

ITALY — (4.1%)
A2A SpA	1,651,483	3,276,549
Abitare In SpA	2,181	9,328
ACEA SpA	17,646	307,172
Alerion Cleanpower SpA	48	898
Amplifon SpA	53,794	1,807,839
ΩAnima Holding SpA	164,433	773,964
Arnoldo Mondadori Editore SpA	82,385	197,764
*Ascopiave SpA	45,423	119,479
Avio SpA	4,991	60,624
Azimut Holding SpA	78,213	2,071,507
Banca Generali SpA	30,843	1,214,289
Banca IFIS SpA	32,610	730,145
Banca Mediolanum SpA	49,669	540,648
*Banca Monte dei Paschi di Siena SpA	966,025	4,699,821
Banca Popolare di Sondrio SPA	350,686	2,947,288
*Banca Profilo SpA	1,324	314
ΩBanca Sistema SpA	200	288
Banco BPM SpA	153,827	1,017,147
Banco di Desio e della Brianza SpA	200	1,001
#BF SpA	16,734	65,667
Biesse SpA	4,422	57,590
BPER Banca SPA	892,680	4,668,475
*Brembo NV	67,081	858,713
Brunello Cucinelli SpA	34,264	3,520,814
Buzzi SpA	81,400	2,947,087
Cairo Communication SpA	40,180	92,800
#ΩCarel Industries SpA	38,281	778,530
Cembre SpA	1,664	79,087
Cementir Holding NV	26,410	280,696
*CIR SpA-Compagnie Industriali	296,391	177,474
Credito Emiliano SpA	25,500	270,479
d’Amico International Shipping SA	32,740	235,600
Danieli & C Officine Meccaniche SpA	9,106	315,467
Danieli & C Officine Meccaniche SpA	26,214	676,912
Datalogic SpA	13,680	83,230
De’ Longhi SpA	15,438	509,411
DiaSorin SpA	11,079	1,124,686
*Digital Value SpA	300	18,765
Elica SpA	92	186
#Emak SpA	284	346
ΩEnav SpA	211,314	873,066
ERG SpA	15,946	431,374
*Esprinet SpA	10,906	59,706
*Eurotech SpA	144	231
Fiera Milano SpA	12,127	46,875
Fila SpA	23,307	219,555
#*Fincantieri SpA	41,290	31,390
FNM SpA	640	315
*Garofalo Health Care SpA	4,559	22,960
Gefran SpA	28	243
#*Geox SpA	384	287
GPI SpA	4,725	63,254
Gruppo MutuiOnline SpA	7,880	296,165

22

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
*ΩGVS SpA	2,868	$16,805
Hera SpA	509,289	1,846,059
#Illimity Bank SpA	27,638	154,410
IMMSI SpA	40,525	23,356
Intercos SpA	16,922	237,754
Interpump Group SpA	68,785	3,021,383
Iren SpA	461,788	930,262
Italgas SpA	388,192	2,158,398
*Italian Sea Group SPA (The)	3,195	32,796
Iveco Group NV	153,237	1,934,244
IVS Group SA	8,486	64,968
#*Juventus Football Club SpA	55,129	104,159
#*Landi Renzo SpA	39,316	12,948
Leonardo SpA	13,622	315,050
LU-VE SpA	913	21,087
Maire Tecnimont SpA	104,968	874,331
MARR SpA	4,200	54,250
*MFE-MediaForEurope NV, Class A	123,800	365,087
*MFE-MediaForEurope NV, Class B	42,682	172,146
*Newlat Food SpA	7,638	48,593
Openjobmetis Spa agenzia per il lavoro	52	909
Orsero SpA	5,297	82,919
ΩOVS SpA	179,713	471,559
Pharmanutra SpA	1,195	68,232
Piaggio & C SpA	201,730	591,883
ΩPiovan SpA	2,311	29,900
ΩPirelli & C SpA	251,589	1,605,469
ΩRAI Way SpA	48,357	275,076
Reply SpA	18,062	2,375,486
Rizzoli Corriere Della Sera Mediagroup SpA	28,330	24,779
*Sabaf SpA	44	807
SAES Getters SpA	5,042	141,788
*Safilo Group SpA	13,100	16,333
Salcef Group SpA	7,990	220,846
Salvatore Ferragamo SpA	3,103	30,956
*Sanlorenzo SpA	6,163	271,171
Saras SpA	343,559	650,214
Sesa SpA	7,652	801,421
*Sogefi SpA	80,354	247,876
SOL SpA	10,061	388,894
ΩTechnogym SpA	151,376	1,434,886
#*Telecom Italia SpA	7,511,882	1,790,360
Tinexta Spa	3,295	62,502
*TREVI - Finanziaria Industriale SpA	93,876	36,889
#ΩUnieuro SpA	8,638	84,604
Unipol Gruppo SpA	304,331	2,739,932
Webuild SpA	430,400	1,087,010
#Wiit SpA	2,354	40,524
Zignago Vetro SpA	20,321	272,039

TOTAL ITALY		66,816,851

JAPAN — (23.5%)
&Do Holdings Co., Ltd.	3,700	29,766
77 Bank, Ltd. (The)	57,400	1,628,640
A&D HOLON Holdings Co., Ltd.	26,200	461,516
#Abalance Corp.	3,900	50,211
#*Access Co., Ltd.	3,400	31,393
Achilles Corp.	2,500	25,180
AD Works Group Co., Ltd.	61,500	94,967

23

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Adastria Co., Ltd.	14,400	$316,157
ADEKA Corp.	65,300	1,364,800
Advan Group Co., Ltd.	10,900	77,785
Advance Create Co., Ltd.	1,400	9,092
#Advanced Media, Inc.	3,300	34,287
#Adventure, Inc.	2,000	42,386
Adways, Inc.	5,700	16,372
Aeon Delight Co., Ltd.	2,100	49,843
Aeon Fantasy Co., Ltd.	2,000	28,151
Aeon Hokkaido Corp.	36,800	217,248
Aeon Kyushu Co., Ltd.	300	5,401
AFC-HD AMS Life Science Co., Ltd.	3,900	20,942
#Ahresty Corp.	19,600	79,215
Ai Holdings Corp.	5,900	90,994
*AI inside, Inc.	5,000	196,994
Aica Kogyo Co., Ltd.	26,600	617,649
Aichi Financial Group, Inc.	1,332	25,199
Aichi Steel Corp.	13,400	296,330
Aichi Tokei Denki Co., Ltd.	700	10,658
Aida Engineering, Ltd.	50,000	284,688
*Aiming, Inc.	9,700	13,253
Ain Holdings, Inc.	28,300	1,073,625
Airport Facilities Co., Ltd.	10,000	39,272
Airtech Japan, Ltd.	4,400	33,273
#Airtrip Corp.	37,800	342,293
Aisan Industry Co., Ltd.	44,700	418,126
AIT Corp.	2,000	22,750
*Akebono Brake Industry Co., Ltd.	116,400	114,651
Akita Bank, Ltd. (The)	5,000	66,279
Albis Co., Ltd.	2,000	33,997
Alconix Corp.	24,700	215,820
Alinco, Inc.	3,900	28,674
Alleanza Holdings Co., Ltd.	100	682
Allied Telesis Holdings KK	3,300	2,097
Almado, Inc.	1,100	10,324
*Almedio, Inc.	26,400	145,618
Alpen Co., Ltd.	12,200	161,256
Alpha Systems, Inc.	2,400	48,575
Alps Alpine Co., Ltd.	219,000	1,987,303
Alps Logistics Co., Ltd.	17,300	352,893
#Altech Corp.	4,700	82,343
Amano Corp.	22,300	539,060
Amiyaki Tei Co., Ltd.	500	20,081
Amvis Holdings, Inc.	1,400	19,421
Anabuki Kosan, Inc.	1,400	19,359
Anest Iwata Corp.	10,700	91,725
Anicom Holdings, Inc.	59,600	225,349
*Anrakutei Co., Ltd.	300	13,345
Anritsu Corp.	38,900	298,489
AOKI Holdings, Inc.	36,400	257,447
Aoyama Trading Co., Ltd.	49,900	516,234
Aoyama Zaisan Networks Co., Ltd.	7,100	63,301
#Aozora Bank, Ltd.	33,100	516,172
Arakawa Chemical Industries, Ltd.	4,500	31,370
Arata Corp.	7,600	169,034
Araya Industrial Co., Ltd.	900	23,277
ARCLANDS Corp.	41,337	510,129
Arcs Co., Ltd.	18,700	367,191

24

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
ARE Holdings, Inc.	37,900	$491,798
Arealink Co., Ltd.	2,600	51,384
Argo Graphics, Inc.	5,500	141,725
Arisawa Manufacturing Co., Ltd.	25,000	242,112
Artience Co., Ltd.	11,200	208,178
Artner Co., Ltd.	1,900	26,369
As One Corp.	8,900	147,754
Asahi Co., Ltd.	8,600	78,150
Asahi Net, Inc.	2,700	10,964
ASAHI YUKIZAI Corp.	13,600	429,092
Asanuma Corp.	9,000	214,756
Ashimori Industry Co., Ltd.	1,300	20,289
Asia Pile Holdings Corp.	13,300	71,332
ASKUL Corp.	8,400	127,790
Astena Holdings Co., Ltd.	28,800	90,409
Asti Corp.	700	14,457
Asukanet Co., Ltd.	2,600	10,640
Ateam, Inc.	4,400	17,475
Aucnet, Inc.	3,000	49,566
Autobacs Seven Co., Ltd.	25,100	254,246
Avant Group Corp.	6,000	49,147
Avantia Co., Ltd.	100	520
Awa Bank, Ltd. (The)	31,300	535,441
Axial Retailing, Inc.	18,100	121,575
Axxzia, Inc.	2,700	15,270
AZ-COM MARUWA Holdings, Inc.	4,101	31,637
AZOOM Co., Ltd.	1,400	48,575
Bando Chemical Industries, Ltd.	23,500	266,861
Bank of Iwate, Ltd. (The)	6,000	93,795
Bank of Kochi, Ltd. (The)	900	5,256
Bank of Nagoya, Ltd. (The)	11,000	493,502
Bank of Saga, Ltd. (The)	2,800	39,109
Bank of the Ryukyus, Ltd.	22,000	165,107
Baroque Japan, Ltd.	5,700	27,637
Base Co., Ltd.	3,600	80,412
*baudroie, Inc.	1,400	30,337
Beauty Garage, Inc.	2,100	25,996
Beenos, Inc.	21,100	285,463
Belc Co., Ltd.	1,700	81,562
Bell System24 Holdings, Inc.	31,100	306,128
Belluna Co., Ltd.	58,700	236,867
#*Bengo4.com, Inc.	2,600	48,178
Bic Camera, Inc.	84,700	824,044
B-Lot Co., Ltd.	14,600	94,262
#Bookoff Group Holdings, Ltd.	6,000	65,046
Bourbon Corp.	700	10,533
Br. Holdings Corp.	10,300	23,367
BrainPad, Inc.	15,900	123,672
Broadleaf Co., Ltd.	700	2,576
Broadmedia Corp.	1,600	13,665
Bunka Shutter Co., Ltd.	43,800	473,724
#Bushiroad, Inc.	20,000	47,152
Business Brain Showa-Ota, Inc.	2,600	33,672
Business Engineering Corp., Class G	500	11,216
C Uyemura & Co., Ltd.	3,100	204,677
Canon Electronics, Inc.	24,400	349,181
Career Design Center Co., Ltd.	1,300	15,019
#Careerlink Co., Ltd.	4,400	70,181

25

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Carlit Holdings Co., Ltd.	16,187	$118,601
#Carta Holdings, Inc.	2,100	23,594
Casio Computer Co., Ltd.	30,200	252,938
Cawachi, Ltd.	16,600	300,428
Celsys, Inc.	18,900	100,046
Central Glass Co., Ltd.	22,300	396,785
Central Security Patrols Co., Ltd.	2,300	39,258
Central Sports Co., Ltd.	2,200	34,238
#Ceres, Inc.	11,700	126,394
#Change Holdings, Inc.	86,300	651,507
Charm Care Corp. KK	7,400	70,866
Chiba Kogyo Bank, Ltd. (The)	50,200	346,757
#Chikaranomoto Holdings Co., Ltd.	36,700	396,000
Chilled & Frozen Logistics Holdings Co., Ltd.	3,900	82,776
Chino Corp.	1,400	25,311
Chiyoda Corp.	229,200	636,485
Chori Co., Ltd.	3,500	78,401
Choushimaru Co., Ltd.	1,100	13,840
Chubu Shiryo Co., Ltd.	10,400	79,901
Chuetsu Pulp & Paper Co., Ltd.	4,900	53,214
Chugin Financial Group, Inc.	48,500	409,290
Chugoku Electric Power Co., Inc. (The)	99,700	687,728
Chugoku Marine Paints, Ltd.	48,700	640,606
CI Takiron Corp.	23,400	97,249
Citizen Watch Co., Ltd.	238,100	1,585,669
CKD Corp.	63,000	1,196,626
CK-San-Etsu Co., Ltd.	400	10,078
CMK Corp.	87,100	334,308
Colowide Co., Ltd.	33,200	453,595
Computer Engineering & Consulting, Ltd.	25,700	297,559
Comture Corp.	35,100	432,268
Copro-Holdings Co., Ltd.	2,700	27,160
#*Core Concept Technologies, Inc.	1,200	17,539
Core Corp.	900	11,095
Cosel Co., Ltd.	22,800	213,997
Cosmos Initia Co., Ltd.	5,500	30,232
Cota Co., Ltd.	4,962	44,617
CRE, Inc.	3,400	30,831
Create Restaurants Holdings, Inc.	23,200	160,402
Create SD Holdings Co., Ltd.	5,300	115,016
Creek & River Co., Ltd.	2,600	27,493
Cresco, Ltd.	3,700	47,330
*CrowdWorks, Inc.	1,500	12,830
CTI Engineering Co., Ltd.	6,200	189,508
CTS Co., Ltd.	7,000	32,917
Cube System, Inc.	1,300	9,153
Curves Holdings Co., Ltd.	19,900	94,084
#*Cyber Security Cloud, Inc.	14,900	255,648
#CYBERDYNE, Inc.	121,100	156,218
#Cybozu, Inc.	31,300	320,429
Dai Nippon Toryo Co., Ltd.	8,000	60,598
Daicel Corp.	71,700	670,230
Dai-Dan Co., Ltd.	31,900	567,395
Daido Metal Co., Ltd.	36,400	143,643
Daido Steel Co., Ltd.	48,700	539,409
Daidoh, Ltd.	6,000	23,639
#Daihatsu Diesel Manufacturing Co., Ltd.	15,700	156,337
Daihen Corp.	1,600	98,218

26

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Daiho Corp.	2,500	$52,426
Daiichi Jitsugyo Co., Ltd.	4,900	64,549
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	6,570	39,663
Daiichikosho Co., Ltd.	26,264	307,594
Daiken Medical Co., Ltd.	4,800	16,807
Daiki Aluminium Industry Co., Ltd.	27,500	233,120
Daiko Denshi Tsushin, Ltd.	1,400	8,345
#Daikoku Denki Co., Ltd.	12,600	290,249
Daikokutenbussan Co., Ltd.	3,800	195,113
Daikyonishikawa Corp.	17,100	78,891
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,455	99,903
Daio Paper Corp.	24,500	176,396
Daiseki Co., Ltd.	14,500	276,888
#Daiseki Eco. Solution Co., Ltd.	4,500	25,164
Daishi Hokuetsu Financial Group, Inc.	11,600	333,556
Daishinku Corp.	29,200	157,537
Daisue Construction Co., Ltd.	9,400	96,470
Daito Pharmaceutical Co., Ltd.	10,980	176,180
Daitron Co., Ltd.	3,000	64,532
Daiwabo Holdings Co., Ltd.	83,200	1,452,359
DCM Holdings Co., Ltd.	43,700	405,717
#*DD GROUP Co., Ltd.	3,700	29,978
Dear Life Co., Ltd.	44,000	287,713
Denka Co., Ltd.	54,200	805,431
Dentsu Soken, Inc.	3,100	103,422
Dexerials Corp.	34,800	1,316,900
DIC Corp.	61,000	1,145,652
Digital Arts, Inc.	7,900	213,106
Digital Hearts Holdings Co., Ltd.	4,100	25,142
Digital Information Technologies Corp.	1,500	16,643
dip Corp.	10,800	183,586
Direct Marketing MiX, Inc.	9,500	15,696
DKS Co., Ltd.	7,900	164,662
DMG Mori Co., Ltd.	37,300	1,004,527
Double Standard, Inc.	1,200	13,604
Doutor Nichires Holdings Co., Ltd.	37,700	505,973
Dowa Holdings Co., Ltd.	45,800	1,722,102
#*Drecom Co., Ltd.	29,000	196,079
DTS Corp.	12,600	346,297
DyDo Group Holdings, Inc.	19,400	336,925
Eagle Industry Co., Ltd.	15,300	178,313
Earth Corp.	9,400	262,828
EAT&HOLDINGS Co., Ltd.	700	8,825
Ebara Foods Industry, Inc.	1,300	23,717
Ebara Jitsugyo Co., Ltd.	3,400	73,136
Ebase Co., Ltd.	2,100	9,048
Eco’s Co., Ltd.	1,000	14,927
EDION Corp.	82,100	850,399
eGuarantee, Inc.	20,300	223,298
#E-Guardian, Inc.	600	5,273
Ehime Bank, Ltd. (The)	15,227	113,889
Eiken Chemical Co., Ltd.	18,600	236,984
Elan Corp.	13,600	78,645
Elecom Co., Ltd.	21,100	200,588
Elematec Corp.	18,100	221,987
EM Systems Co., Ltd.	14,300	60,157
en Japan, Inc.	7,900	132,081
Endo Lighting Corp.	5,100	46,409

27

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Enomoto Co., Ltd.	2,400	$24,265
#*eRex Co., Ltd.	32,500	172,656
ERI Holdings Co., Ltd.	1,500	21,552
ES-Con Japan, Ltd.	48,600	320,881
Eslead Corp.	2,500	54,094
ESPEC Corp.	17,600	331,835
Eternal Hospitality Group Co., Ltd.	15,900	407,187
Exedy Corp.	16,100	296,187
EXEO Group, Inc.	138,200	1,510,966
Ezaki Glico Co., Ltd.	40,900	1,059,114
F&M Co., Ltd.	900	12,508
FALCO HOLDINGS Co., Ltd.	3,500	49,398
Fancl Corp.	86,000	1,006,927
*FDK Corp.	5,600	26,974
Feed One Co., Ltd.	12,200	79,930
Ferrotec Holdings Corp.	88,800	1,704,165
FFRI Security, Inc.	4,600	59,135
FIDEA Holdings Co., Ltd.	4,700	45,846
Financial Partners Group Co., Ltd.	60,200	846,966
FINDEX, Inc.	5,300	34,757
*Fintech Global, Inc.	75,000	40,987
First Bank of Toyama, Ltd. (The)	56,100	332,254
#Fixstars Corp.	30,900	390,165
Focus Systems Corp.	3,100	24,033
Food & Life Cos., Ltd.	190,100	3,625,267
Forum Engineering, Inc.	9,100	54,531
Foster Electric Co., Ltd.	30,100	240,433
FP Corp.	12,700	204,988
#France Bed Holdings Co., Ltd.	8,000	61,513
Freebit Co., Ltd.	6,000	55,095
Freund Corp.	100	524
#F-Tech, Inc.	9,800	45,274
Fudo Tetra Corp.	13,500	200,915
Fuji Corp.	26,400	445,914
Fuji Corp.	2,500	29,152
Fuji Corp., Ltd.	11,000	52,146
Fuji Die Co., Ltd.	2,700	11,701
#Fuji Kosan Co., Ltd.	2,100	23,981
Fuji Kyuko Co., Ltd.	4,200	90,077
#Fuji Oil Co., Ltd.	52,500	160,805
Fuji Oil Holdings, Inc.	24,100	355,455
Fuji Pharma Co., Ltd.	18,100	182,880
Fuji Seal International, Inc.	36,800	474,016
Fujibo Holdings, Inc.	2,500	66,327
Fujicco Co., Ltd.	8,000	96,540
Fujikura Composites, Inc.	18,100	168,733
Fujikura, Ltd.	3,000	52,006
Fujimi, Inc.	24,100	527,592
Fujimori Kogyo Co., Ltd.	6,200	168,627
*Fujio Food Group, Inc.	2,600	23,841
Fujisash Co., Ltd.	43,500	25,155
*Fujita Kanko, Inc.	9,600	406,901
Fujitsu General, Ltd.	64,000	829,257
Fujiya Co., Ltd.	5,000	78,829
FuKoKu Co., Ltd.	5,000	59,829
Fukuda Corp.	2,100	73,263
Fukuda Denshi Co., Ltd.	6,700	278,874
Fukui Bank, Ltd. (The)	5,700	69,002

28

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Fukui Computer Holdings, Inc.	3,600	$56,368
Fukushima Galilei Co., Ltd.	3,000	120,103
Fukuyama Transporting Co., Ltd.	2,000	48,550
FULLCAST Holdings Co., Ltd.	9,000	86,932
Fumakilla, Ltd.	100	748
Funai Soken Holdings, Inc.	13,400	203,514
Furukawa Battery Co., Ltd. (The)	14,200	94,477
Furukawa Co., Ltd.	19,200	244,629
Furukawa Electric Co., Ltd.	95,700	2,059,771
Furuno Electric Co., Ltd.	31,400	419,624
Furuya Metal Co., Ltd.	3,100	218,073
#Furyu Corp.	25,300	194,213
Fuso Chemical Co., Ltd.	4,000	103,454
#Fuso Pharmaceutical Industries, Ltd.	1,700	24,155
Futaba Industrial Co., Ltd.	79,800	471,097
Future Corp.	16,200	164,301
G-7 Holdings, Inc.	8,300	73,577
*GA Technologies Co., Ltd.	17,800	151,571
Gakken Holdings Co., Ltd.	25,400	148,173
Gakkyusha Co., Ltd.	1,000	13,828
Gecoss Corp.	4,500	29,568
Genki Sushi Co., Ltd.	3,800	71,743
Genky DrugStores Co., Ltd.	3,200	117,739
Geo Holdings Corp.	41,300	520,958
Gift Holdings, Inc.	6,200	118,197
#*giftee, Inc.	11,800	89,307
Giken, Ltd.	5,801	72,252
Global Link Management KK	1,300	22,544
GLOBERIDE, Inc.	5,700	72,841
Glory, Ltd.	25,200	456,391
#GMO Financial Gate, Inc.	1,500	67,582
GMO Financial Holdings, Inc.	31,900	153,049
GMO GlobalSign Holdings KK	1,200	20,681
*GNI Group, Ltd.	83,900	1,328,090
Godo Steel, Ltd.	12,700	427,732
Good Com Asset Co., Ltd.	11,700	62,082
Grandy House Corp.	8,100	31,244
Greens Co., Ltd.	8,800	125,207
gremz, Inc.	2,000	27,198
GS Yuasa Corp.	107,200	2,030,373
GSI Creos Corp.	1,600	22,928
G-Tekt Corp.	18,700	256,440
Gunma Bank, Ltd. (The)	185,400	1,131,262
Gunze, Ltd.	7,000	238,427
H.U. Group Holdings, Inc.	57,800	882,436
H2O Retailing Corp.	67,400	764,522
Hachijuni Bank, Ltd. (The)	182,800	1,224,359
Hagihara Industries, Inc.	12,600	124,667
Hagiwara Electric Holdings Co., Ltd.	9,900	274,292
Hakudo Co., Ltd.	1,300	23,379
Hakuto Co., Ltd.	7,100	246,344
Halows Co., Ltd.	5,000	146,951
Hamakyorex Co., Ltd.	5,900	146,033
Hamee Corp.	1,900	14,042
Hanwa Co., Ltd.	13,300	515,553
Happinet Corp.	19,900	386,960
Hard Off Corp. Co., Ltd.	5,500	60,709
Harima Chemicals Group, Inc.	7,000	39,812

29

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Harmonic Drive Systems, Inc.	4,300	$109,300
Hashimoto Sogyo Holdings Co., Ltd.	1,300	11,095
Hazama Ando Corp.	108,100	809,213
#*Headwaters Co., Ltd.	900	63,426
Heiwa Corp.	27,400	344,230
Heiwa Real Estate Co., Ltd.	5,200	144,403
Heiwado Co., Ltd.	40,600	626,421
*Hennge KK	16,500	108,102
Hiday Hidaka Corp.	28,800	513,537
*Hino Motors, Ltd.	283,300	829,386
#Hioki EE Corp.	4,100	164,922
Hirakawa Hewtech Corp.	5,600	48,112
*Hiramatsu, Inc.	600	1,014
Hirata Corp.	12,000	542,179
Hirogin Holdings, Inc.	262,400	1,895,069
Hiroshima Gas Co., Ltd.	9,700	23,670
#*HIS Co., Ltd.	68,200	763,195
Hitachi Zosen Corp.	218,300	1,700,733
Hito Communications Holdings, Inc.	3,400	21,735
Hochiki Corp.	8,600	132,198
Hodogaya Chemical Co., Ltd.	2,300	68,109
Hogy Medical Co., Ltd.	9,500	224,875
#Hokkaido Coca-Cola Bottling Co., Ltd.	800	13,513
Hokkaido Electric Power Co., Inc.	183,000	1,304,776
Hokkaido Gas Co., Ltd.	6,600	129,177
Hokkan Holdings, Ltd.	2,200	25,304
#Hokko Chemical Industry Co., Ltd.	13,800	137,592
Hokkoku Financial Holdings, Inc.	15,600	503,594
#Hokuetsu Corp.	62,100	529,191
Hokuetsu Industries Co., Ltd.	8,700	111,787
Hokuhoku Financial Group, Inc.	60,000	739,110
Hokuriku Electric Industry Co., Ltd.	3,400	29,362
Hokuriku Electric Power Co.	194,100	1,143,027
Hokuto Corp.	17,900	208,159
H-One Co., Ltd.	16,200	71,341
Honeys Holdings Co., Ltd.	11,400	123,660
Hoosiers Holdings Co., Ltd.	19,300	134,051
Horiba, Ltd.	3,800	374,289
Hosokawa Micron Corp.	5,800	162,908
Hotland Co., Ltd.	2,100	28,931
House Foods Group, Inc.	10,900	215,209
Howa Machinery, Ltd.	6,000	30,235
HS Holdings Co., Ltd.	7,900	48,394
Hurxley Corp.	1,900	10,830
Hyakugo Bank, Ltd. (The)	110,800	457,662
Hyakujushi Bank, Ltd. (The)	23,100	424,817
#I K K Holdings, Inc.	1,200	5,933
IBJ, Inc.	8,700	30,186
Ichigo, Inc.	66,900	181,104
Ichiken Co., Ltd.	1,300	19,827
Ichikoh Industries, Ltd.	24,600	83,790
Ichinen Holdings Co., Ltd.	8,000	88,253
Ichiyoshi Securities Co., Ltd.	35,600	185,505
ID Holdings Corp.	1,800	16,711
IDEA Consultants, Inc.	700	10,627
Idec Corp.	28,400	503,337
IDOM, Inc.	87,300	774,447
#IG Port, Inc.	600	15,937

30

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Iino Kaiun Kaisha, Ltd.	72,900	$586,017
I’ll, Inc.	3,100	53,366
IMAGICA GROUP, Inc.	23,400	90,260
Imuraya Group Co., Ltd.	2,100	32,721
Inaba Denki Sangyo Co., Ltd.	20,100	470,680
Inaba Seisakusho Co., Ltd.	6,100	69,774
Inabata & Co., Ltd.	44,900	918,743
Inageya Co., Ltd.	1,400	11,325
#I-NE Co., Ltd.	6,600	74,654
I-Net Corp.	4,400	56,760
Infocom Corp.	3,400	58,336
#Infomart Corp.	32,500	76,828
INFRONEER Holdings, Inc.	17,900	158,963
Innotech Corp.	1,000	11,743
Insource Co., Ltd.	68,900	338,447
Intage Holdings, Inc.	4,200	39,207
*Integrated Design & Engineering Holdings Co., Ltd.	8,400	249,547
#Inter Action Corp.	8,500	83,777
#Inui Global Logistics Co., Ltd.	20,500	143,428
I-PEX, Inc.	8,000	90,541
#IPS, Inc.	3,200	47,157
Iriso Electronics Co., Ltd.	19,800	388,790
I’rom Group Co., Ltd.	4,100	47,210
ISB Corp.	2,100	17,215
#Ise Chemicals Corp.	400	47,558
Iseki & Co., Ltd.	18,700	122,516
Ishihara Sangyo Kaisha, Ltd.	32,500	377,530
#Ishizuka Glass Co., Ltd.	1,000	17,297
#*Istyle, Inc.	145,002	490,205
*ITbook Holdings Co., Ltd.	300	513
#ITmedia, Inc.	16,200	186,846
Ito En, Ltd.	61,000	1,484,638
Itochu Enex Co., Ltd.	19,200	186,186
Itochu-Shokuhin Co., Ltd.	2,300	109,325
Itoham Yonekyu Holdings, Inc.	14,100	368,707
Itoki Corp.	70,900	850,178
IwaiCosmo Holdings, Inc.	18,600	274,807
Iwaki Co., Ltd.	2,400	39,119
Iyogin Holdings, Inc.	225,100	1,725,102
Izumi Co., Ltd.	9,700	225,849
J Trust Co., Ltd.	77,736	222,787
JAC Recruitment Co., Ltd.	22,000	106,669
*Jade Group, Inc.	10,800	106,034
#JALCO Holdings, Inc.	32,100	71,395
JANOME Corp.	7,100	30,184
Japan Aviation Electronics Industry, Ltd.	36,300	585,912
Japan Cash Machine Co., Ltd.	34,700	299,227
#*Japan Communications, Inc.	345,200	436,532
Japan Electronic Materials Corp.	11,300	186,556
Japan Elevator Service Holdings Co., Ltd.	31,100	486,367
*Japan Hospice Holdings, Inc.	16,600	151,163
#Japan Investment Adviser Co., Ltd.	23,800	164,852
Japan Lifeline Co., Ltd.	47,200	349,430
Japan Material Co., Ltd.	64,800	928,156
Japan Medical Dynamic Marketing, Inc.	8,300	35,602
Japan Property Management Center Co., Ltd.	5,300	44,626
Japan Pulp & Paper Co., Ltd.	4,000	139,802
Japan Securities Finance Co., Ltd.	37,100	377,919

31

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Japan Steel Works, Ltd. (The)	52,100	$1,274,648
Japan System Techniques Co., Ltd.	3,200	34,224
Japan Transcity Corp.	5,700	26,333
Japan Wool Textile Co., Ltd. (The)	38,600	334,820
JBCC Holdings, Inc.	4,400	93,388
JCR Pharmaceuticals Co., Ltd.	87,500	453,166
JCU Corp.	5,600	134,515
#JDC Corp.	50,300	165,253
JEOL, Ltd.	49,600	1,986,963
JFE Systems, Inc.	600	14,107
Jichodo Co., Ltd.	200	17,196
*Jimoto Holdings, Inc.	16,700	48,604
JINS Holdings, Inc.	10,400	219,744
JINUSHI Co., Ltd.	4,900	79,557
JK Holdings Co., Ltd.	4,100	27,878
J-Lease Co., Ltd.	8,000	63,852
JM Holdings Co., Ltd.	4,700	78,998
JMS Co., Ltd.	3,200	10,859
J-Oil Mills, Inc.	20,500	257,805
Joshin Denki Co., Ltd.	18,500	299,311
Joyful Honda Co., Ltd.	19,500	278,315
JP-Holdings, Inc.	34,000	98,306
JSB Co., Ltd.	4,300	80,144
JSP Corp.	13,400	198,405
Juki Corp.	37,300	127,758
Juroku Financial Group, Inc.	5,000	150,764
Justsystems Corp.	1,900	33,432
JVCKenwood Corp.	194,800	995,261
Kadoya Sesame Mills, Inc.	1,000	23,194
Kaga Electronics Co., Ltd.	12,600	500,429
Kagome Co., Ltd.	29,200	748,161
Kakaku.com, Inc.	40,900	473,937
Kakiyasu Honten Co., Ltd.	4,900	85,567
Kameda Seika Co., Ltd.	4,600	121,603
Kamei Corp.	10,700	138,437
Kanaden Corp.	4,700	46,533
Kanagawa Chuo Kotsu Co., Ltd.	900	17,558
Kanamic Network Co., Ltd.	10,300	33,905
#Kanamoto Co., Ltd.	33,900	572,809
Kandenko Co., Ltd.	97,100	1,085,368
Kaneka Corp.	20,600	535,536
Kaneko Seeds Co., Ltd.	3,300	29,946
Kanematsu Corp.	47,300	772,177
Kanro, Inc.	2,000	28,787
#Kansai Food Market, Ltd.	3,100	38,512
Kanto Denka Kogyo Co., Ltd.	44,200	303,907
#Kappa Create Co., Ltd.	3,100	31,736
Kasumigaseki Capital Co., Ltd.	3,200	301,973
Katitas Co., Ltd.	16,500	200,686
Kato Sangyo Co., Ltd.	3,700	107,804
Kato Works Co., Ltd.	10,200	89,902
KAWADA TECHNOLOGIES, Inc.	8,200	157,106
Kawai Musical Instruments Manufacturing Co., Ltd.	1,600	38,077
#KeePer Technical Laboratory Co., Ltd.	9,200	263,960
Keihanshin Building Co., Ltd.	14,100	141,748
Keikyu Corp.	8,300	66,193
#KEIWA, Inc.	12,100	85,196
Keiyo Bank, Ltd. (The)	98,900	488,325

32

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kenko Mayonnaise Co., Ltd.	3,600	$51,701
KeyHolder, Inc.	4,400	26,814
KFC Holdings Japan, Ltd.	9,800	318,851
KH Neochem Co., Ltd.	34,800	536,048
Kibun Foods, Inc.	10,000	73,587
Kimura Chemical Plants Co., Ltd.	3,600	17,501
Kimura Unity Co., Ltd.	1,000	11,667
Kinki Sharyo Co., Ltd. (The)	2,700	39,617
Kintetsu Department Store Co., Ltd.	2,800	39,002
Ki-Star Real Estate Co., Ltd.	14,100	342,274
Kitagawa Corp.	3,700	36,373
Kita-Nippon Bank, Ltd. (The)	4,384	69,814
#Kitanotatsujin Corp.	41,600	47,584
Kitz Corp.	66,900	571,370
Kiyo Bank, Ltd. (The)	51,900	597,280
#*KLab, Inc.	39,500	61,246
*KNT-CT Holdings Co., Ltd.	1,201	9,670
Koa Corp.	32,600	337,674
Koa Shoji Holdings Co., Ltd.	2,100	11,276
Koatsu Gas Kogyo Co., Ltd.	8,200	45,230
Kobe Electric Railway Co., Ltd.	1,100	19,209
Kohnan Shoji Co., Ltd.	5,300	150,211
Kohsoku Corp.	900	12,536
Koike-ya, Inc.	400	12,023
Kojima Co., Ltd.	31,400	162,821
Kokuyo Co., Ltd.	31,400	538,648
KOMEDA Holdings Co., Ltd.	58,300	960,275
#Komehyo Holdings Co., Ltd.	7,300	173,031
Komeri Co., Ltd.	8,800	213,338
Konaka Co., Ltd.	4,100	10,239
Kondotec, Inc.	3,000	24,402
Konica Minolta, Inc.	569,800	1,900,963
Konishi Co., Ltd.	17,300	147,643
Konoike Transport Co., Ltd.	10,200	148,108
Konoshima Chemical Co., Ltd.	1,200	11,667
Kosaido Holdings Co., Ltd.	70,000	324,723
Koshidaka Holdings Co., Ltd.	33,000	181,813
Kotobuki Spirits Co., Ltd.	39,300	407,198
Kozo Keikaku Engineering, Inc.	600	15,137
KPP Group Holdings Co., Ltd.	46,700	221,088
Krosaki Harima Corp.	7,700	166,854
KRS Corp.	7,100	52,878
K’s Holdings Corp.	154,000	1,482,604
KU Holdings Co., Ltd.	9,500	69,726
*Kufu Co., Inc.	3,600	6,634
Kumagai Gumi Co., Ltd.	9,500	250,834
Kumiai Chemical Industry Co., Ltd.	83,800	428,146
#Kura Sushi, Inc.	19,200	598,456
Kurabo Industries, Ltd.	4,300	101,512
Kureha Corp.	11,000	196,702
Kurimoto, Ltd.	2,900	77,492
Kuriyama Holdings Corp.	6,000	53,074
Kushikatsu Tanaka Holdings Co.	1,100	11,820
Kusuri no Aoki Holdings Co., Ltd.	12,300	230,735
KYB Corp.	8,400	287,713
Kyodo Printing Co., Ltd.	1,800	37,575
Kyoei Steel, Ltd.	24,100	345,041
Kyokuto Boeki Kaisha, Ltd.	7,300	90,505

33

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kyokuto Kaihatsu Kogyo Co., Ltd.	31,100	$508,897
Kyokuyo Co., Ltd.	17,000	389,985
Kyorin Pharmaceutical Co., Ltd.	15,700	183,473
#KYORITSU Co., Ltd.	12,500	13,424
Kyoritsu Maintenance Co., Ltd.	62,400	1,337,100
Kyosan Electric Manufacturing Co., Ltd.	17,700	57,926
Kyudenko Corp.	15,800	657,844
Kyushu Financial Group, Inc.	47,500	319,655
#LA Holdings Co., Ltd.	9,300	281,012
LAC Co., Ltd.	13,100	67,346
Lacto Japan Co., Ltd.	4,600	76,294
LAND Co., Ltd.	490,800	21,832
#*Laox Holdings Co., Ltd.	15,500	22,753
LEC, Inc.	8,900	62,665
Leopalace21 Corp.	99,300	330,653
Life Corp.	4,800	120,332
Lifedrink Co., Inc.	17,300	552,976
#*LIFENET INSURANCE Co.	48,000	427,033
LIFULL Co., Ltd.	77,000	81,225
LIKE, Inc.	3,700	40,276
#Linical Co., Ltd.	100	256
Link And Motivation, Inc.	35,400	112,927
Lintec Corp.	47,600	952,817
LITALICO, Inc.	11,200	130,814
Loadstar Capital KK	13,000	281,702
Look Holdings, Inc.	2,200	41,913
M&A Capital Partners Co., Ltd.	21,300	288,846
Mabuchi Motor Co., Ltd.	61,800	960,587
Macnica Holdings, Inc.	7,600	339,903
Macromill, Inc.	34,600	162,265
Maeda Kosen Co., Ltd.	7,700	169,301
Maezawa Industries, Inc.	5,300	42,975
Makino Milling Machine Co., Ltd.	6,100	246,535
#Management Solutions Co., Ltd.	8,700	95,478
Mandom Corp.	42,300	349,442
Mani, Inc.	32,600	379,106
MarkLines Co., Ltd.	1,100	20,880
Marubun Corp.	21,300	197,482
Marudai Food Co., Ltd.	10,100	104,039
Maruha Nichiro Corp.	23,700	462,810
#MARUKA FURUSATO Corp.	7,800	120,149
#Marumae Co., Ltd.	9,500	117,418
Maruwa Co., Ltd.	2,700	575,636
Maruzen CHI Holdings Co., Ltd.	100	210
Maruzen Showa Unyu Co., Ltd.	4,900	146,815
Marvelous, Inc.	7,000	30,070
Matching Service Japan Co., Ltd.	4,400	33,972
Matsuda Sangyo Co., Ltd.	15,800	275,909
Matsui Securities Co., Ltd.	74,400	382,011
Matsuya Co., Ltd.	25,700	146,983
Matsuyafoods Holdings Co., Ltd.	1,400	49,909
Max Co., Ltd.	3,200	71,782
Maxell, Ltd.	42,300	419,868
Maxvalu Tokai Co., Ltd.	2,600	51,219
MCJ Co., Ltd.	16,800	147,433
#MEC Co., Ltd.	11,800	311,937
Media Do Co., Ltd.	4,200	36,351
Medical System Network Co., Ltd.	8,000	32,231

34

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
*Medley, Inc.	23,600	$548,889
MedPeer, Inc.	10,100	44,286
Megachips Corp.	14,600	342,351
Megmilk Snow Brand Co., Ltd.	27,400	443,303
Meidensha Corp.	37,000	825,279
Meiji Electric Industries Co., Ltd.	2,100	21,859
Meiji Shipping Group Co., Ltd.	10,800	53,463
Meiko Electronics Co., Ltd.	13,400	441,089
MEITEC Group Holdings, Inc.	29,400	551,419
Meiwa Corp.	55,000	233,819
Meiwa Estate Co., Ltd.	13,600	84,954
Melco Holdings, Inc.	1,000	21,828
Menicon Co., Ltd.	48,101	467,362
#*Mercari, Inc.	229,600	2,688,260
*MetaReal Corp.	1,400	8,799
METAWATER Co., Ltd.	27,100	338,223
Micronics Japan Co., Ltd.	40,700	1,727,678
Midac Holdings Co., Ltd.	2,800	25,426
Mie Kotsu Group Holdings, Inc.	19,100	72,096
Mikuni Corp.	6,400	17,569
Milbon Co., Ltd.	30,400	600,215
MIMAKI ENGINEERING Co., Ltd.	4,300	33,664
Mimasu Semiconductor Industry Co., Ltd.	10,700	250,221
Ministop Co., Ltd.	6,800	66,762
MIRAIT ONE Corp.	39,600	485,170
Mirarth Holdings, Inc.	90,500	278,346
Miroku Jyoho Service Co., Ltd.	5,700	61,540
Mitachi Co., Ltd.	1,400	10,178
Mitani Corp.	14,628	154,957
Mitani Sangyo Co., Ltd.	5,900	13,647
Mitsuba Corp.	61,200	566,634
Mitsubishi Logisnext Co., Ltd.	39,300	391,339
Mitsubishi Logistics Corp.	25,200	838,959
Mitsubishi Materials Corp.	89,900	1,766,979
#Mitsubishi Paper Mills, Ltd.	50,100	183,380
Mitsubishi Research Institute, Inc.	2,800	87,364
Mitsubishi Shokuhin Co., Ltd.	2,700	95,911
Mitsubishi Steel Manufacturing Co., Ltd.	15,100	132,322
Mitsuboshi Belting, Ltd.	31,900	982,147
Mitsui DM Sugar Holdings Co., Ltd.	8,900	173,345
#Mitsui E&S Co., Ltd.	256,300	2,791,588
Mitsui High-Tec, Inc.	25,300	1,152,419
#Mitsui Matsushima Holdings Co., Ltd.	17,700	357,116
Mitsui Mining & Smelting Co., Ltd.	73,400	2,317,232
Mitsui-Soko Holdings Co., Ltd.	11,200	330,950
Mitsuuroko Group Holdings Co., Ltd.	11,700	100,595
Miura Co., Ltd.	13,500	214,212
Miyazaki Bank, Ltd. (The)	3,700	72,065
Miyoshi Oil & Fat Co., Ltd.	2,200	17,629
#Mizuho Medy Co., Ltd.	2,900	61,367
Mizuno Corp.	10,800	526,394
Mochida Pharmaceutical Co., Ltd.	5,500	111,492
Modec, Inc.	13,200	262,129
Monex Group, Inc.	193,200	1,006,730
Monogatari Corp. (The)	18,400	500,442
Morinaga & Co., Ltd.	65,500	1,060,553
Morinaga Milk Industry Co., Ltd.	72,300	1,418,296
Moriroku Holdings Co., Ltd.	4,000	68,884

35

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Morita Holdings Corp.	18,000	$212,868
Morito Co., Ltd.	5,000	48,994
Morozoff, Ltd.	900	23,849
Mory Industries, Inc.	1,800	75,265
MrMax Holdings, Ltd.	4,500	18,702
Mugen Estate Co., Ltd.	10,800	95,602
m-up Holdings, Inc.	38,000	253,309
Musashi Seimitsu Industry Co., Ltd.	47,100	501,334
Musashino Bank, Ltd. (The)	26,900	529,060
Nabtesco Corp.	143,000	2,380,834
Nachi-Fujikoshi Corp.	16,100	349,388
Nafco Co., Ltd.	2,600	47,732
Nagahori Corp.	800	6,848
Nagano Keiki Co., Ltd.	9,400	142,823
Nagase & Co., Ltd.	42,900	744,102
Nagase Brothers, Inc.	900	10,764
Nagatanien Holdings Co., Ltd.	4,600	67,963
Nakanishi, Inc.	51,700	796,042
Nakayama Steel Works, Ltd.	49,400	288,178
#Namura Shipbuilding Co., Ltd.	61,400	769,817
Nankai Electric Railway Co., Ltd.	97,400	1,700,547
Nanto Bank, Ltd. (The)	27,200	525,454
Nanyo Corp.	1,600	12,780
Natori Co., Ltd.	1,700	22,978
NEC Networks & System Integration Corp.	24,100	401,399
NET One Systems Co., Ltd.	35,500	596,348
*Net Protections Holdings, Inc.	81,600	114,597
New Art Holdings Co., Ltd.	1,000	10,453
#*New Japan Chemical Co., Ltd.	900	961
#Nextage Co., Ltd.	93,400	1,654,747
NHK Spring Co., Ltd.	128,300	1,306,521
Nichias Corp.	24,400	672,932
Nichiban Co., Ltd.	4,000	48,600
Nichicon Corp.	54,300	460,997
Nichiden Corp.	5,500	88,775
Nichiha Corp.	14,400	336,746
Nichimo Co., Ltd.	3,200	42,337
Nichirin Co., Ltd.	3,800	95,263
Nihon Chouzai Co., Ltd.	8,700	85,084
Nihon Dempa Kogyo Co., Ltd.	16,300	134,448
Nihon Flush Co., Ltd.	2,900	16,862
Nihon House Holdings Co., Ltd.	12,100	23,990
Nihon Kohden Corp.	9,100	248,657
Nihon M&A Center Holdings, Inc.	432,400	2,384,774
Nihon Nohyaku Co., Ltd.	36,500	173,959
Nihon Plast Co., Ltd.	3,700	11,874
Nihon Shokuhin Kako Co., Ltd.	1,300	28,501
Nihon Yamamura Glass Co., Ltd.	16,600	151,902
#Niitaka Co., Ltd.	1,000	12,417
Nikkiso Co., Ltd.	51,862	416,241
Nikko Co., Ltd.	2,400	11,347
Nikkon Holdings Co., Ltd.	20,200	397,928
Nippn Corp.	17,800	275,430
Nippon Air Conditioning Services Co., Ltd.	6,000	34,430
Nippon Aqua Co., Ltd.	8,000	48,905
Nippon Avionics Co., Ltd.	600	34,582
Nippon Carbide Industries Co., Inc.	4,800	55,057
Nippon Carbon Co., Ltd.	6,900	244,228

36

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nippon Chemical Industrial Co., Ltd.	3,500	$53,913
*Nippon Chemi-Con Corp.	2,100	21,325
#Nippon Coke & Engineering Co., Ltd.	181,097	149,605
Nippon Concept Corp.	900	10,357
Nippon Concrete Industries Co., Ltd.	44,100	112,937
Nippon Denko Co., Ltd.	82,100	162,776
Nippon Electric Glass Co., Ltd.	53,500	1,328,278
Nippon Fine Chemical Co., Ltd.	1,400	21,663
Nippon Gas Co., Ltd.	47,700	778,404
Nippon Kayaku Co., Ltd.	47,300	386,540
Nippon Kodoshi Corp.	900	11,730
Nippon Light Metal Holdings Co., Ltd.	60,600	722,433
Nippon Paper Industries Co., Ltd.	105,200	736,697
Nippon Parking Development Co., Ltd.	183,600	226,343
Nippon Pillar Packing Co., Ltd.	8,400	335,221
Nippon Rietec Co., Ltd.	4,600	38,469
Nippon Road Co., Ltd. (The)	13,300	160,244
Nippon Seisen Co., Ltd.	2,000	16,954
Nippon Sharyo, Ltd.	1,300	19,959
#*Nippon Sheet Glass Co., Ltd.	216,200	724,033
Nippon Shinyaku Co., Ltd.	63,400	1,758,190
Nippon Shokubai Co., Ltd.	33,600	320,381
Nippon Signal Company, Ltd.	25,700	166,744
Nippon Soda Co., Ltd.	5,700	209,723
Nippon Thompson Co., Ltd.	52,800	219,769
Nippon Yakin Kogyo Co., Ltd.	13,100	389,591
Nipro Corp.	145,200	1,177,360
Nishimatsu Construction Co., Ltd.	12,300	357,045
Nishimatsuya Chain Co., Ltd.	23,600	329,634
Nishimoto Co., Ltd.	3,400	126,178
Nishi-Nippon Financial Holdings, Inc.	134,500	1,706,838
Nishi-Nippon Railroad Co., Ltd.	13,600	212,385
Nishio Holdings Co., Ltd.	6,900	176,704
Nissan Tokyo Sales Holdings Co., Ltd.	8,300	29,167
Nissei ASB Machine Co., Ltd.	3,000	99,323
Nissei Plastic Industrial Co., Ltd.	2,100	15,026
Nissha Co., Ltd.	19,201	207,305
Nisshin Oillio Group, Ltd. (The)	4,800	154,342
Nisshinbo Holdings, Inc.	89,300	679,830
Nissin Corp.	4,800	95,167
Nisso Holdings Co., Ltd.	11,100	58,545
Nissui Corp.	354,500	2,136,259
Nitta Gelatin, Inc.	3,400	15,491
Nitto Boseki Co., Ltd.	1,100	40,053
Nitto Kogyo Corp.	14,800	398,767
Nitto Seiko Co., Ltd.	15,200	59,596
Nittoc Construction Co., Ltd.	8,400	60,906
Nittoku Co., Ltd.	5,200	64,601
Noevir Holdings Co., Ltd.	1,500	49,757
Nohmi Bosai, Ltd.	2,000	30,604
Nojima Corp.	27,300	327,014
#Nomura Micro Science Co., Ltd.	46,400	1,512,611
Noritake Co., Ltd.	9,700	256,423
Noritz Corp.	29,200	331,032
North Pacific Bank, Ltd.	417,600	1,207,435
NPC, Inc.	19,100	105,110
NPR-RIKEN Corp.	35,600	657,638
NS Tool Co., Ltd.	3,500	20,595

37

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
NS United Kaiun Kaisha, Ltd.	10,000	$302,799
NSD Co., Ltd.	25,800	506,606
NSW, Inc.	1,400	26,583
NTN Corp.	594,600	1,186,442
Oat Agrio Co., Ltd.	4,700	59,913
Obara Group, Inc.	3,200	83,983
Oenon Holdings, Inc.	19,300	43,907
Ogaki Kyoritsu Bank, Ltd. (The)	38,400	552,214
Ohara, Inc.	6,600	55,655
Ohba Co., Ltd.	200	1,432
Ohsho Food Service Corp.	2,300	114,441
Oiles Corp.	22,100	335,366
#*Oisix ra daichi, Inc.	16,600	126,796
Oita Bank, Ltd. (The)	3,000	55,991
Okabe Co., Ltd.	27,300	139,480
Okada Aiyon Corp.	1,500	28,739
Okamoto Industries, Inc.	2,800	88,253
Okamoto Machine Tool Works, Ltd.	1,400	53,557
Okamura Corp.	12,400	188,484
Okasan Securities Group, Inc.	122,500	589,283
Oki Electric Industry Co., Ltd.	88,900	638,934
Okinawa Cellular Telephone Co.	5,700	122,972
Okinawa Electric Power Co., Inc. (The)	40,200	300,673
Okinawa Financial Group, Inc.	3,900	66,493
OKUMA Corp.	27,300	1,233,110
Okumura Corp.	14,000	439,043
Okura Industrial Co., Ltd.	4,700	93,633
Okuwa Co., Ltd.	18,800	112,777
Onamba Co., Ltd.	3,400	27,828
Onoken Co., Ltd.	14,300	168,112
Onward Holdings Co., Ltd.	145,800	562,391
Ootoya Holdings Co., Ltd.	600	19,369
Open Up Group, Inc.	15,300	195,425
Optex Group Co., Ltd.	21,400	252,533
Optim Corp.	4,100	23,371
#Optimus Group Co., Ltd.	21,200	106,428
Optorun Co., Ltd.	41,000	510,139
Organo Corp.	41,400	1,933,657
Oriental Shiraishi Corp.	117,700	283,470
Oro Co., Ltd.	1,600	26,710
#Osaka Organic Chemical Industry, Ltd.	15,800	330,328
#Osaka Soda Co., Ltd.	5,500	324,342
#OSAKA Titanium Technologies Co., Ltd.	39,600	623,071
Osaki Electric Co., Ltd.	16,200	71,032
OSG Corp.	79,700	1,033,697
Oval Corp.	27,400	91,238
Pacific Industrial Co., Ltd.	46,800	483,569
PAL GROUP Holdings Co., Ltd.	8,700	105,042
PALTAC Corp.	10,200	308,855
#Paraca, Inc.	800	10,401
Paramount Bed Holdings Co., Ltd.	15,300	262,025
*Park24 Co., Ltd.	180,200	1,948,975
#Pasona Group, Inc.	14,700	207,471
PCI Holdings, Inc.	1,600	9,598
Pegasus Co., Ltd.	4,200	14,012
Penta-Ocean Construction Co., Ltd.	290,000	1,459,905
People Dreams & Technologies Group Co., Ltd.	2,200	24,102
*PeptiDream, Inc.	9,300	119,497

38

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Pharma Foods International Co., Ltd.	5,300	$28,392
#PHC Holdings Corp.	42,600	308,607
PIA Corp.	600	11,877
Pickles Holdings Co., Ltd.	200	1,502
Pigeon Corp.	142,900	1,305,365
Pilot Corp.	5,100	136,927
Plus Alpha Consulting Co., Ltd.	28,300	364,169
Pola Orbis Holdings, Inc.	102,700	944,345
Pole To Win Holdings, Inc.	31,800	100,433
Port, Inc.	9,100	116,985
*PR Times Corp.	1,000	11,540
Press Kogyo Co., Ltd.	85,300	422,258
Pressance Corp.	27,000	313,983
Prestige International, Inc.	52,000	223,379
Prima Meat Packers, Ltd.	19,100	280,131
Procrea Holdings, Inc.	18,400	216,312
Pro-Ship, Inc.	1,900	16,758
Proto Corp.	6,500	57,827
PS Mitsubishi Construction Co., Ltd.	2,810	17,785
Punch Industry Co., Ltd.	8,000	23,182
Qol Holdings Co., Ltd.	28,900	326,529
Quick Co., Ltd.	3,200	47,523
Raccoon Holdings, Inc.	5,600	23,949
Raito Kogyo Co., Ltd.	58,700	765,806
Raiznext Corp.	5,800	74,820
*Raksul, Inc.	41,200	236,678
Rakus Co., Ltd.	43,200	443,214
Rasa Corp.	200	2,422
Rasa Industries, Ltd.	4,200	75,184
Raysum Co., Ltd.	12,445	288,260
Relo Group, Inc.	46,700	409,087
Rengo Co., Ltd.	160,500	1,208,607
#*RENOVA, Inc.	47,400	448,201
Resorttrust, Inc.	61,300	1,020,011
Restar Corp.	10,100	192,353
Retail Partners Co., Ltd.	20,100	215,606
Rheon Automatic Machinery Co., Ltd.	5,200	49,665
Riken Keiki Co., Ltd.	10,800	267,658
Riken Technos Corp.	27,500	176,500
Riken Vitamin Co., Ltd.	21,900	378,673
#Ringer Hut Co., Ltd.	13,100	193,131
Rion Co., Ltd.	5,100	102,898
#Riso Kagaku Corp.	3,500	65,567
#Riso Kyoiku Co., Ltd.	26,500	46,478
Rix Corp.	400	11,413
Rokko Butter Co., Ltd.	3,500	32,561
Roland Corp.	4,900	133,426
Roland DG Corp.	2,300	81,409
Rorze Corp.	8,400	1,491,945
Round One Corp.	172,100	762,264
Royal Holdings Co., Ltd.	22,100	346,601
RS Technologies Co., Ltd.	21,900	441,855
#Ryobi, Ltd.	34,600	603,326
RYODEN Corp.	17,000	286,709
*Ryoyo Ryosan Holdings, Inc.	9,240	163,233
S Foods, Inc.	16,500	319,274
S&B Foods, Inc.	1,500	43,323
Sac’s Bar Holdings, Inc.	15,000	81,403

39

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Saibu Gas Holdings Co., Ltd.	8,700	$108,636
Saizeriya Co., Ltd.	31,400	1,063,527
Sakai Chemical Industry Co., Ltd.	6,100	79,698
Sakai Heavy Industries, Ltd.	700	28,024
Sakai Moving Service Co., Ltd.	13,100	231,840
Sakata INX Corp.	43,800	447,004
Sakata Seed Corp.	2,500	57,748
#Sakura Internet, Inc.	8,900	334,248
Sala Corp.	25,400	127,190
#Samco, Inc.	9,600	273,301
SAMTY Co., Ltd.	30,100	515,295
San ju San Financial Group, Inc.	7,300	96,814
San-A Co., Ltd.	6,400	192,571
San-Ai Obbli Co., Ltd.	43,600	574,628
Sangetsu Corp.	33,700	718,479
San-In Godo Bank, Ltd. (The)	44,500	348,388
*Sanix, Inc.	14,600	31,452
Sanken Electric Co., Ltd.	34,500	1,524,783
Sanki Engineering Co., Ltd.	39,500	556,487
Sanko Gosei, Ltd.	25,500	110,028
Sanko Metal Industrial Co., Ltd.	1,700	50,774
Sankyo Co., Ltd.	11,500	125,439
Sankyo Tateyama, Inc.	25,800	133,455
Sankyu, Inc.	26,500	921,307
Sanoh Industrial Co., Ltd.	19,400	140,046
Sansei Technologies, Inc.	4,000	31,468
Sansha Electric Manufacturing Co., Ltd.	8,900	87,210
Sanshin Electronics Co., Ltd.	3,000	41,903
Santec Holdings Corp.	1,300	41,140
Sanyo Chemical Industries, Ltd.	6,600	173,425
Sanyo Denki Co., Ltd.	4,300	203,571
Sanyo Electric Railway Co., Ltd.	6,041	79,925
Sanyo Special Steel Co., Ltd.	23,600	321,535
Sanyo Trading Co., Ltd.	10,700	101,856
Sapporo Holdings, Ltd.	10,400	376,770
Sato Holdings Corp.	16,800	233,907
Sato Shoji Corp.	2,200	24,619
#Satori Electric Co., Ltd.	7,800	114,002
Sawai Group Holdings Co., Ltd.	52,500	1,962,349
SB Technology Corp.	2,400	44,884
#SBI Global Asset Management Co., Ltd.	13,900	57,591
SBS Holdings, Inc.	8,900	153,890
Scroll Corp.	18,300	109,196
Seika Corp.	1,900	49,201
Seikitokyu Kogyo Co., Ltd.	35,200	400,170
Seiko Group Corp.	29,900	793,267
Seino Holdings Co., Ltd.	52,000	698,885
Seiren Co., Ltd.	19,100	319,942
Sekisui Kasei Co., Ltd.	3,700	11,686
SEMITEC Corp.	1,800	20,429
Senko Group Holdings Co., Ltd.	112,200	824,932
Senshu Electric Co., Ltd.	9,700	339,021
Senshu Ikeda Holdings, Inc.	307,000	784,253
Septeni Holdings Co., Ltd.	4,400	12,862
Seria Co., Ltd.	32,300	552,753
Seven Bank, Ltd.	643,400	1,152,163
SFP Holdings Co., Ltd.	3,700	48,318
#*Sharingtechnology, Inc.	12,800	45,062

40

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Shibaura Electronics Co., Ltd.	2,100	$81,670
Shibaura Machine Co., Ltd.	31,900	718,619
#Shibaura Mechatronics Corp.	37,900	1,476,358
Shibusawa Warehouse Co., Ltd. (The)	2,600	50,310
Shibuya Corp.	6,400	143,768
*SHIFT, Inc.	3,600	335,831
Shiga Bank, Ltd. (The)	13,300	344,829
Shikibo, Ltd.	7,500	49,948
Shikoku Bank, Ltd. (The)	24,700	178,620
Shikoku Electric Power Co., Inc.	142,700	1,188,373
Shima Seiki Manufacturing, Ltd.	21,400	191,609
Shimizu Bank, Ltd. (The)	2,200	21,893
#Shimojima Co., Ltd.	1,400	11,281
Shin Nippon Air Technologies Co., Ltd.	8,800	223,963
#Shin Nippon Biomedical Laboratories, Ltd.	31,100	304,745
Shinagawa Refractories Co., Ltd.	30,900	378,580
Shindengen Electric Manufacturing Co., Ltd.	3,500	65,901
Shin-Etsu Polymer Co., Ltd.	43,000	422,445
Shinko Shoji Co., Ltd.	17,500	115,988
Shinmaywa Industries, Ltd.	61,100	467,476
Shinnihonseiyaku Co., Ltd.	6,700	72,890
Shinsho Corp.	2,300	100,410
Shinwa Co., Ltd.	2,200	10,317
Shinwa Co., Ltd.	2,900	51,766
Ship Healthcare Holdings, Inc.	26,500	396,073
Shizuoka Gas Co., Ltd.	27,900	171,267
SHO-BOND Holdings Co., Ltd.	2,200	85,265
Shoei Co., Ltd.	51,500	664,020
Shoei Foods Corp.	6,100	167,264
Shofu, Inc.	3,600	70,003
Showa Sangyo Co., Ltd.	8,500	190,941
SIGMAXYZ Holdings, Inc.	31,600	317,074
Siix Corp.	31,600	328,320
Simplex Holdings, Inc.	3,900	63,643
Sinanen Holdings Co., Ltd.	2,200	70,041
Sinfonia Technology Co., Ltd.	24,000	513,202
SKY Perfect JSAT Holdings, Inc.	154,200	911,295
#*Smaregi, Inc.	15,000	216,853
SMK Corp.	700	10,894
SMS Co., Ltd.	22,900	320,002
Soda Nikka Co., Ltd.	6,300	44,919
Sodick Co., Ltd.	51,700	240,488
Softcreate Holdings Corp.	2,800	33,042
Software Service, Inc.	900	77,495
Soken Chemical & Engineering Co., Ltd.	3,600	67,166
Solasto Corp.	26,800	84,812
Soliton Systems KK	2,900	23,846
Sotetsu Holdings, Inc.	25,900	414,426
Sparx Group Co., Ltd.	7,440	86,283
S-Pool, Inc.	61,200	118,616
*SRE Holdings Corp.	18,700	463,445
SRS Holdings Co., Ltd.	11,300	81,717
ST Corp.	3,600	35,139
St Marc Holdings Co., Ltd.	4,000	53,811
Star Mica Holdings Co., Ltd.	18,900	76,866
Star Micronics Co., Ltd.	37,900	451,578
Startia Holdings, Inc.	2,700	25,033
Starts Corp., Inc.	10,900	247,279

41

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Starzen Co., Ltd.	4,700	$81,566
St-Care Holding Corp.	2,200	12,428
Stella Chemifa Corp.	2,900	70,765
Step Co., Ltd.	2,600	32,829
STI Foods Holdings, Inc.	1,300	34,944
Strike Co., Ltd.	11,700	330,855
Studio Alice Co., Ltd.	4,100	53,385
Sugimoto & Co., Ltd.	900	13,360
Sumida Corp.	53,000	422,006
Sumitomo Bakelite Co., Ltd.	23,600	677,864
Sumitomo Mitsui Construction Co., Ltd.	169,000	436,018
Sumitomo Osaka Cement Co., Ltd.	43,700	1,089,133
*Sumitomo Pharma Co., Ltd.	254,700	645,793
Sumitomo Riko Co., Ltd.	21,900	183,422
Sumitomo Seika Chemicals Co., Ltd.	5,100	163,016
Sumitomo Warehouse Co., Ltd. (The)	23,300	387,038
Sun Corp.	3,400	72,380
Sun Frontier Fudousan Co., Ltd.	30,300	378,353
#*Sun*, Inc.	24,400	144,045
Suncall Corp.	7,100	21,296
Sun-Wa Technos Corp.	2,500	35,983
Suruga Bank, Ltd.	201,800	1,233,639
Suzuden Corp.	2,200	29,890
Suzuken Co., Ltd.	28,300	838,399
Suzuki Co., Ltd.	5,800	52,669
SWCC Corp.	39,700	1,053,268
*SymBio Pharmaceuticals, Ltd.	11,500	12,716
#Synchro Food Co., Ltd.	1,600	5,623
System Support, Inc.	800	9,557
Systems Engineering Consultants Co., Ltd.	700	20,996
Systena Corp.	328,100	548,345
Syuppin Co., Ltd.	8,500	62,819
T Hasegawa Co., Ltd.	400	7,842
T RAD Co., Ltd.	1,400	34,341
#T&S, Inc.	1,200	12,643
Tachibana Eletech Co., Ltd.	6,800	130,499
Tachi-S Co., Ltd., Class S	33,600	427,673
Tadano, Ltd.	25,600	206,765
Taihei Dengyo Kaisha, Ltd.	4,000	113,367
Taiheiyo Cement Corp.	64,200	1,475,623
Taiheiyo Kouhatsu, Inc.	300	1,535
Taiho Kogyo Co., Ltd.	13,800	78,048
Taikisha, Ltd.	7,700	227,773
Taiko Bank, Ltd. (The)	1,300	12,086
Taisei Lamick Co., Ltd.	600	10,916
Taiyo Holdings Co., Ltd.	12,700	260,674
Takamatsu Construction Group Co., Ltd.	16,600	280,807
Takamiya Co., Ltd.	100	339
Takaoka Toko Co., Ltd.	11,500	161,942
Takara & Co., Ltd.	2,900	48,043
Takara Bio, Inc.	56,600	367,586
Takara Holdings, Inc.	182,200	1,200,078
Takara Standard Co., Ltd.	6,400	78,249
Takasago International Corp.	6,280	140,074
Takasago Thermal Engineering Co., Ltd.	43,000	1,445,493
#Takashima & Co., Ltd.	15,300	115,699
Takashimaya Co., Ltd.	20,200	286,894
#Takasho Co., Ltd.	3,000	9,742

42

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Take And Give Needs Co., Ltd.	6,800	$44,594
TAKEBISHI Corp.	900	11,810
Takeuchi Manufacturing Co., Ltd.	39,600	1,514,898
Taki Chemical Co., Ltd.	2,100	52,445
Takuma Co., Ltd.	17,300	217,452
#Tama Home Co., Ltd.	13,500	374,464
#Tamron Co., Ltd.	13,000	608,013
Tamura Corp.	76,100	314,817
#Tanaka Chemical Corp.	6,200	38,059
#*Tatsuta Electric Wire and Cable Co., Ltd.	200	905
Tayca Corp.	6,300	59,891
#Tazmo Co., Ltd.	11,000	264,925
TBK Co., Ltd.	6,700	15,200
TDC Soft, Inc.	3,200	23,629
TechMatrix Corp.	20,000	213,898
TECHNO HORIZON Co., Ltd.	3,400	11,321
Techno Quartz, Inc.	300	10,218
Techno Smart Corp.	1,200	13,947
Technoflex Corp.	2,600	19,579
TechnoPro Holdings, Inc.	33,400	573,063
Tecnos Japan, Inc.	700	2,642
Teijin, Ltd.	201,600	1,972,891
Teikoku Electric Manufacturing Co., Ltd.	6,400	101,349
Tekken Corp.	8,900	162,996
Temairazu, Inc.	1,200	24,783
Tenma Corp.	4,400	63,079
Tenpos Holdings Co., Ltd.	700	15,169
#Tera Probe, Inc.	4,100	139,650
#Terasaki Electric Co., Ltd.	4,000	48,804
Tess Holdings Co., Ltd.	45,701	125,749
T-Gaia Corp.	5,300	71,637
THK Co., Ltd.	1,400	30,800
TKC Corp.	3,500	80,847
*TKP Corp.	20,400	182,785
TOA Corp.	53,500	372,271
TOA ROAD Corp.	10,000	82,483
Tobishima Corp.	21,500	187,723
Tocalo Co., Ltd.	53,600	620,590
Tochigi Bank, Ltd. (The)	111,200	251,563
Toda Corp.	259,400	1,700,322
*Toda Kogyo Corp.	2,400	31,585
Toenec Corp.	1,400	48,219
Toho Bank, Ltd. (The)	203,700	438,816
Toho Co., Ltd.	3,500	71,395
Toho Gas Co., Ltd.	42,800	1,101,516
Toho Holdings Co., Ltd.	60,200	1,443,362
#Toho Titanium Co., Ltd.	35,000	303,816
#*Toho Zinc Co., Ltd.	22,000	145,954
#Tokai Carbon Co., Ltd.	199,400	1,329,207
Tokai Corp.	7,100	94,928
TOKAI Holdings Corp.	11,300	69,653
Tokai Rika Co., Ltd.	33,600	459,060
Tokai Tokyo Financial Holdings, Inc.	197,800	727,774
Tokushu Tokai Paper Co., Ltd.	3,800	90,554
Tokuyama Corp.	80,200	1,661,437
Tokyo Electron Device, Ltd.	36,300	1,324,068
Tokyo Energy & Systems, Inc.	6,100	52,408
Tokyo Individualized Educational Institute, Inc.	5,700	14,923

43

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tokyo Keiki, Inc.	13,700	$225,569
Tokyo Kiraboshi Financial Group, Inc.	21,500	642,821
Tokyo Ohka Kogyo Co., Ltd.	9,300	249,749
Tokyo Rope Manufacturing Co., Ltd.	7,100	65,150
Tokyo Sangyo Co., Ltd.	3,500	14,768
Tokyo Seimitsu Co., Ltd.	9,000	600,515
Tokyo Steel Manufacturing Co., Ltd.	48,000	511,524
Tokyo Tekko Co., Ltd.	11,400	335,049
#Tokyotokeiba Co., Ltd.	10,400	287,815
Tokyu Construction Co., Ltd.	87,400	472,087
Toli Corp.	18,500	46,907
Tomato Bank, Ltd.	2,900	22,280
Tomen Devices Corp.	600	25,584
Tomoe Engineering Co., Ltd.	4,200	115,299
Tomoku Co., Ltd.	4,600	75,797
TOMONY Holdings, Inc.	187,600	497,119
Tomy Co., Ltd.	55,000	883,901
Tonami Holdings Co., Ltd.	900	27,481
Topcon Corp.	61,400	723,386
Topre Corp.	18,500	299,898
Topy Industries, Ltd.	8,200	139,389
Toridoll Holdings Corp.	24,400	588,428
Torishima Pump Manufacturing Co., Ltd.	24,800	450,565
Tosei Corp.	30,000	470,880
Toshiba TEC Corp.	3,600	72,748
Tosho Co., Ltd.	22,300	96,929
Totech Corp.	4,700	93,633
Totetsu Kogyo Co., Ltd.	12,600	253,017
Toukei Computer Co., Ltd.	600	14,965
Towa Bank, Ltd. (The)	16,600	71,415
Towa Corp.	21,800	1,288,342
Towa Pharmaceutical Co., Ltd.	15,000	270,422
Toyo Construction Co., Ltd.	75,600	614,447
Toyo Corp.	3,300	31,917
Toyo Engineering Corp.	37,600	225,077
#Toyo Gosei Co., Ltd.	3,600	187,361
Toyo Kanetsu KK	4,200	116,900
Toyo Machinery & Metal Co., Ltd.	14,300	67,699
Toyo Seikan Group Holdings, Ltd.	200	3,105
Toyo Tanso Co., Ltd.	9,600	478,277
Toyo Tire Corp.	70,900	1,345,327
Toyobo Co., Ltd.	86,400	615,476
Toyoda Gosei Co., Ltd.	7,200	139,731
Traders Holdings Co., Ltd.	28,000	133,270
Trancom Co., Ltd.	401	14,652
Transaction Co., Ltd.	5,700	64,837
Transcosmos, Inc.	5,200	112,846
TRE Holdings Corp.	48,700	393,338
Treasure Factory Co., Ltd.	11,800	123,800
Tri Chemical Laboratories, Inc.	12,100	341,013
Trusco Nakayama Corp.	19,200	318,688
Tsubaki Nakashima Co., Ltd.	47,300	255,489
Tsubakimoto Chain Co.	8,600	297,296
Tsubakimoto Kogyo Co., Ltd.	2,100	29,305
#Tsuburaya Fields Holdings, Inc.	39,400	453,176
Tsugami Corp.	31,200	271,425
Tsukishima Holdings Co., Ltd.	12,300	115,367
Tsukuba Bank, Ltd.	115,300	224,204

44

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tsumura & Co.	61,600	$1,487,497
Tsuzuki Denki Co., Ltd.	1,600	22,948
TWOSTONE&Sons	7,500	74,588
UACJ Corp.	18,130	557,616
UBE Corp.	103,600	1,902,609
Uchida Yoko Co., Ltd.	2,500	111,206
UEX, Ltd.	4,600	32,651
ULS Group, Inc.	400	10,053
Ulvac, Inc.	17,300	1,049,774
U-Next Holdings Co., Ltd.	4,000	112,477
Union Tool Co.	3,800	110,717
Unipres Corp.	35,900	266,915
United Arrows, Ltd.	27,500	318,225
#United Super Markets Holdings, Inc.	10,100	57,700
UNITED, Inc.	5,500	29,184
#*Unitika, Ltd.	51,100	67,542
Universal Entertainment Corp.	9,600	101,024
Urbanet Corp Co., Ltd.	19,300	52,247
#User Local, Inc.	24,700	331,499
Ushio, Inc.	86,700	1,146,248
UT Group Co., Ltd.	19,300	408,407
V Technology Co., Ltd.	6,200	100,743
Valor Holdings Co., Ltd.	20,000	308,074
Valqua, Ltd.	13,300	374,410
VALTES HOLDINGS Co., Ltd.	600	1,735
Value HR Co., Ltd.	5,800	49,757
ValueCommerce Co., Ltd.	29,000	200,133
Vector, Inc.	12,200	103,188
Vertex Corp.	2,000	22,318
*Vision, Inc.	35,500	261,459
*Visional, Inc.	21,900	1,014,527
Vital KSK Holdings, Inc.	16,800	131,633
VT Holdings Co., Ltd.	42,700	141,641
Wacoal Holdings Corp.	18,700	409,970
Wacom Co., Ltd.	43,900	169,613
Wakachiku Construction Co., Ltd.	2,700	59,537
Wakita & Co., Ltd.	21,000	208,846
Warabeya Nichiyo Holdings Co., Ltd.	13,000	198,843
#Waseda Academy Co., Ltd.	1,100	10,569
Watahan & Co., Ltd.	3,500	34,897
WATAMI Co., Ltd.	5,000	29,486
WDB Holdings Co., Ltd.	1,500	21,552
Wealth Management, Inc.	1,500	10,476
Wellnet Corp.	4,700	16,457
West Holdings Corp.	2,400	40,538
Will Group, Inc.	1,500	10,285
WingArc1st, Inc.	20,200	344,016
WIN-Partners Co., Ltd.	100	750
Wood One Co., Ltd.	2,600	16,588
#Workman Co., Ltd.	2,200	54,523
World Co., Ltd.	17,700	234,290
World Holdings Co., Ltd.	4,900	73,921
#*W-Scope Corp.	145,000	475,455
Xebio Holdings Co., Ltd.	25,500	163,988
YAC Holdings Co., Ltd.	5,100	76,387
Yahagi Construction Co., Ltd.	8,000	75,493
YAKUODO Holdings Co., Ltd.	3,400	61,901
YAMABIKO Corp.	27,400	364,080

45

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
YAMADA Consulting Group Co., Ltd.	2,100	$25,222
Yamae Group Holdings Co., Ltd.	20,600	340,617
Yamagata Bank, Ltd. (The)	9,200	68,811
Yamaguchi Financial Group, Inc.	151,900	1,540,091
Yamaichi Electronics Co., Ltd.	15,800	276,210
YA-MAN, Ltd.	20,800	125,700
Yamanashi Chuo Bank, Ltd. (The)	26,100	298,707
Yamashin-Filter Corp.	22,900	62,574
Yamatane Corp.	2,600	44,180
Yamaura Corp.	1,300	11,425
Yamaya Corp.	600	11,705
Yamazen Corp.	37,600	331,403
Yaoko Co., Ltd.	1,300	70,566
Yashima Denki Co., Ltd.	4,700	46,085
Yellow Hat, Ltd.	35,800	466,596
Yokogawa Bridge Holdings Corp.	22,600	412,032
Yokorei Co., Ltd.	40,500	268,173
Yokowo Co., Ltd.	15,401	164,320
Yondenko Corp.	4,100	97,963
Yondoshi Holdings, Inc.	18,100	218,076
Yonex Co., Ltd.	45,700	366,204
Yorozu Corp.	13,300	81,221
*Yoshimura Food Holdings KK	6,500	63,032
Yoshinoya Holdings Co., Ltd.	47,200	866,526
Yossix Holdings Co., Ltd.	1,800	32,119
Yotai Refractories Co., Ltd.	2,000	18,492
Yuasa Trading Co., Ltd.	5,100	186,998
Yukiguni Maitake Co., Ltd.	5,400	33,972
Yurtec Corp.	42,100	392,468
Yushin Precision Equipment Co., Ltd.	2,100	9,301
Zenrin Co., Ltd.	31,200	177,051
Zeon Corp.	147,300	1,473,328
ZERIA Pharmaceutical Co., Ltd.	10,300	136,993
ZIGExN Co., Ltd.	77,900	262,860
Zojirushi Corp.	16,900	165,708
#Zuiko Corp.	2,000	12,875

TOTAL JAPAN		379,816,181

NETHERLANDS — (1.7%)
Aalberts NV	61,608	2,959,092
Acomo NV	4,794	89,500
AFC Ajax NV	38	421
#*ΩAlfen N.V.	30,304	1,320,735
Allfunds Group PLC	109,487	695,393
AMG Critical Materials NV	6,821	161,330
APERAM SA	38,184	1,120,333
Arcadis NV	51,820	3,222,023
ASR Nederland NV	2,155	108,230
#*Avantium N.V.	2,073	5,708
ΩB&S Group Sarl	16,287	87,946
#*ΩBasic-Fit NV	50,731	1,120,689
BE Semiconductor Industries NV	1,745	234,164
Brunel International NV	12,689	138,120
Corbion NV	15,901	349,226
*ΩCTP NV	37,009	631,571
Flow Traders, Ltd.	24,543	506,223
ForFarmers NV	26,691	69,065
Fugro NV	110,744	2,706,936
*IMCD NV	1,506	229,065

46

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
*InPost SA	70,923	$1,147,381
*Kendrion NV	5,977	83,721
*Koninklijke BAM Groep NV	215,476	883,350
*Koninklijke Heijmans N.V	13,325	251,617
Koninklijke Vopak NV	34,563	1,379,223
Nedap NV	40	2,660
OCI NV	82,171	2,222,903
#*Pharming Group NV	447,569	419,463
*PostNL NV	21,069	28,498
SBM Offshore NV	66,157	986,806
*SIF Holding NV	3,288	35,649
ΩSignify NV	92,291	2,542,066
Sligro Food Group NV	7,713	117,605
*TKH Group NV	23,857	1,034,654
#*TomTom NV	27,166	163,247
Van Lanschot Kempen NV	17,369	619,373

TOTAL NETHERLANDS		27,673,986

NEW ZEALAND — (0.2%)
AFT Pharmaceuticals, Ltd.	1,337	2,373
Air New Zealand, Ltd.	578,876	188,403
*Arvida Group, Ltd.	182,196	116,440
Briscoe Group, Ltd.	1,327	3,502
CDL Investments New Zealand, Ltd.	284	129
#Channel Infrastructure NZ, Ltd.	165,270	151,588
Colonial Motor Co., Ltd. (The)	8	39
Comvita, Ltd.	2,552	3,111
Delegat Group, Ltd.	104	406
Freightways Group, Ltd.	74,956	372,584
Genesis Energy, Ltd.	98,434	135,428
#*Gentrack Group, Ltd.	1,793	8,690
Hallenstein Glasson Holdings, Ltd.	2,173	7,767
Heartland Group Holdings, Ltd.	282,643	177,289
KMD Brands, Ltd.	170,653	54,532
Manawa Energy, Ltd.	11,688	30,155
Napier Port Holdings, Ltd.	3,846	5,235
NZME, Ltd.	3,618	1,863
NZX, Ltd.	66,354	45,940
*Oceania Healthcare, Ltd.	368,120	130,701
PGG Wrightson, Ltd.	2,410	2,781
Rakon, Ltd.	10,360	6,130
Sanford, Ltd.	2,932	6,940
Scales Corp., Ltd.	6,677	13,434
*Serko, Ltd.	23,723	52,222
Skellerup Holdings, Ltd.	63,709	169,649
SKY Network Television, Ltd.	95,250	164,020
SKYCITY Entertainment Group, Ltd.	293,440	309,085
Steel & Tube Holdings, Ltd.	9,152	5,524
*Summerset Group Holdings, Ltd.	71,047	466,668
Tourism Holdings, Ltd.	30,535	52,401
*TOWER, Ltd.	13,061	6,338
#*Vista Group International, Ltd.	51,153	54,788
Warehouse Group, Ltd. (The)	34,693	29,152

TOTAL NEW ZEALAND		2,775,307

NORWAY — (1.0%)
2020 Bulkers, Ltd.	16,340	254,673
ABG Sundal Collier Holding ASA	154,575	80,958
AF Gruppen ASA	4,784	61,948

47

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
#*Agilyx ASA	8,988	$24,186
*Akastor ASA	40,547	50,454
*Aker BioMarine ASA	4,955	31,410
Aker Solutions ASA	420	1,597
AMSC ASA	25,888	71,884
*Archer, Ltd.	517,723	48,901
Arendals Fossekompani ASA	104	1,674
Atea ASA	16,159	207,785
#*Atlantic Sapphire ASA	33,429	2,747
Austevoll Seafood ASA	33,682	271,149
ΩAvance Gas Holding, Ltd.	18,353	267,817
Awilco LNG AS	50,345	36,051
Belships ASA	27,145	61,403
*BLUENORD ASA	6,345	326,012
Bonheur ASA	1,282	29,289
Borr Drilling, Ltd.	97,160	514,948
#Borr Drilling, Ltd.	27,394	146,071
Borregaard ASA	16,629	285,906
Bouvet ASA	27,934	153,870
ΩBW LPG, Ltd.	22,331	324,858
BW Offshore, Ltd.	49,816	125,730
#*Cadeler A/S	24,365	116,169
*Cloudberry Clean Energy ASA	101,262	82,936
*ΩCrayon Group Holding ASA	65,089	485,193
DNO ASA	508,542	478,043
#*ΩElkem ASA	184,672	325,514
*Elliptic Laboratories ASA	24,156	34,639
ΩElmera Group ASA	61,674	184,897
Elopak ASA	29,212	88,896
*ΩEntra ASA	3,523	32,640
ΩEuropris ASA	62,454	395,901
FLEX LNG, Ltd.	6,344	165,007
*Gaming Innovation Group, Inc.	216	660
Golden Ocean Group, Ltd.	9,764	138,294
Gram Car Carriers ASA	5,065	117,773
Grieg Seafood ASA	60,774	395,130
*Hexagon Composites ASA	41,784	63,313
#*Hexagon Purus ASA	16,406	7,852
Hoegh Autoliners ASA	10,754	113,812
ΩKid ASA	10,749	143,072
Kitron ASA	115,354	299,579
ΩKlaveness Combination Carriers ASA	16,517	161,379
*Kongsberg Automotive ASA	165,063	26,770
*LINK Mobility Group Holding ASA	176,995	313,261
Magnora ASA	35,357	97,539
Medistim ASA	40	656
MPC Container Ships ASA	281,172	454,861
ΩMulticonsult ASA	2,902	36,949
#*NEL ASA	294,825	139,663
NORBIT ASA	9,747	63,371
*Nordic Semiconductor ASA	88,697	989,158
ΩNorske Skog ASA	18,851	63,596
*Northern Ocean, Ltd.	20,395	15,544
*Norwegian Air Shuttle ASA	106,868	140,941
#*Nykode Therapeutics ASA	43,539	52,565
Odfjell Drilling, Ltd.	60,314	278,855
Odfjell SE, Class A	7,498	118,758
Odfjell Technology, Ltd.	5,976	33,673

48

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
ΩOkeanis Eco Tankers Corp.	7,588	$236,394
Panoro Energy ASA	31,190	80,692
Pareto Bank ASA	15,383	80,567
*Petronor E&P ASA	17	15
Pexip Holding ASA	51,959	124,570
*PGS ASA	743,104	577,753
*PhotoCure ASA	8,743	43,659
*ΩpoLight ASA	174	39
Protector Forsikring ASA	12,464	254,364
Rana Gruber ASA	8,168	61,440
#*REC Silicon ASA	259,250	254,471
*Salmon Evolution ASA	101,897	66,986
*SATS ASA	30,202	47,182
*ΩScatec ASA	108,221	796,939
Selvaag Bolig ASA	21,139	67,096
*ΩShelf Drilling, Ltd.	51,836	87,718
*Solstad Offshore ASA	57,717	225,674
Sparebank 1 Oestlandet	15,228	184,263
SpareBank 1 Sorost-Norge	10,246	63,377
Sparebanken More	1,873	14,363
Stolt-Nielsen, Ltd.	5,548	237,969
#TGS ASA	113,990	1,309,313
Veidekke ASA	56,547	593,342
#*Volue ASA	8,357	21,696
*ΩXXL ASA	225,286	15,644

TOTAL NORWAY		15,483,706

PORTUGAL — (0.4%)
#Altri SGPS SA	51,848	286,896
*Banco Comercial Portugues SA, Class R	6,498,220	2,283,198
Corticeira Amorim SGPS SA	15,026	153,918
CTT-Correios de Portugal SA	28,485	134,319
*Greenvolt-Energias Renovaveis SA	8,809	78,180
Ibersol SGPS SA	4,308	32,337
Mota-Engil SGPS SA	107,659	468,748
Navigator Co. SA (The)	102,127	453,398
NOS SGPS SA	92,703	321,159
REN - Redes Energeticas Nacionais SGPS SA	352,487	853,675
Semapa-Sociedade de Investimento e Gestao	6,342	107,821
Sonae SGPS SA	418,634	420,769

TOTAL PORTUGAL		5,594,418

SINGAPORE — (0.8%)
AEM Holdings, Ltd.	211,500	366,005
*Aspen Group Holdings, Ltd.	388	14
*Avarga, Ltd.	23,300	3,332
Aztech Global, Ltd.	54,300	36,631
*Banyan Tree Holdings, Ltd.	22,200	6,430
*Best World International, Ltd.	43,100	77,430
BRC Asia, Ltd.	800	1,220
Bukit Sembawang Estates, Ltd.	3,300	8,106
Centurion Corp., Ltd.	59,000	21,415
China Aviation Oil Singapore Corp., Ltd.	202,400	138,025
China Sunsine Chemical Holdings, Ltd.	32,900	10,012
Civmec, Ltd.	14,500	8,293
ComfortDelGro Corp., Ltd.	1,822,200	1,990,891
*COSCO SHIPPING International Singapore Co., Ltd.	575,100	58,195
CSE Global, Ltd.	234,000	72,924
Delfi, Ltd.	107,800	71,932

49

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
DFI Retail Group Holdings, Ltd.	75,300	$146,835
Dyna-Mac Holdings, Ltd.	432,800	125,357
*Far East Orchard, Ltd.	308	228
First Resources, Ltd.	354,400	366,419
Food Empire Holdings, Ltd.	72,100	67,672
Frasers Property, Ltd.	33,200	19,476
Frencken Group, Ltd.	398,400	426,518
*Gallant Venture, Ltd.	7,900	741
Geo Energy Resources, Ltd.	689,800	154,273
Golden Agri-Resources, Ltd.	4,109,500	828,680
Grand Venture Technology, Ltd.	4,600	1,788
GuocoLand, Ltd.	33,200	36,517
Hiap Hoe, Ltd.	600	297
Ho Bee Land, Ltd.	25,700	36,371
Hong Fok Corp., Ltd.	311,400	191,806
Hong Leong Asia, Ltd.	8,500	3,896
Hotel Grand Central, Ltd.	100	57
Hour Glass, Ltd. (The)	79,500	93,272
HRnetgroup, Ltd.	6,400	3,355
Hutchison Port Holdings Trust, Class U	2,214,700	283,482
iFAST Corp., Ltd.	115,700	625,268
*Indofood Agri Resources, Ltd.	2,100	462
*ISDN Holdings, Ltd.	87,861	19,650
*Japfa, Ltd.	231,300	50,882
Keppel Infrastructure Trust	1,231,785	429,036
Mandarin Oriental International, Ltd.	100	169
Marco Polo Marine, Ltd.	1,035,100	53,131
Mewah International, Inc.	700	144
*mm2 Asia, Ltd.	263,400	3,863
#Nanofilm Technologies International, Ltd.	221,900	105,763
NETLINK NBN TRUST	1,139,300	714,282
*Oceanus Group, Ltd.	1,302,300	8,594
Olam Group, Ltd.	437,900	378,898
OUE, Ltd.	59,100	45,936
*Oxley Holdings, Ltd.	27,300	1,722
Pan-United Corp., Ltd.	16,400	5,412
Propnex, Ltd.	77,000	49,969
Q&M Dental Group Singapore, Ltd.	43,500	7,815
QAF, Ltd.	15,200	9,474
Raffles Medical Group, Ltd.	283,700	208,029
Rex International Holding, Ltd.	319,700	30,945
Riverstone Holdings, Ltd.	398,800	229,557
*SATS, Ltd.	237,353	438,592
SBS Transit, Ltd.	1,100	2,105
*Seatrium, Ltd.	1,755,400	126,144
Sheng Siong Group, Ltd.	386,900	439,740
SIA Engineering Co., Ltd.	78,400	129,924
Silverlake Axis, Ltd.	113,800	21,696
Sinostar PEC Holdings, Ltd.	400	41
Stamford Land Corp., Ltd.	21,477	5,984
StarHub, Ltd.	170,200	146,019
Tai Sin Electric, Ltd.	200	57
Thomson Medical Group, Ltd.	842,200	31,496
Tiong Woon Corp. Holding, Ltd.	6,200	2,228
*Tuan Sing Holdings, Ltd.	16,916	3,101
UMS Holdings, Ltd.	491,300	486,346
*UOB-Kay Hian Holdings, Ltd.	21,315	22,038
Valuetronics Holdings, Ltd.	48,100	20,810

50

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Venture Corp., Ltd.	232,500	$2,475,454
Vicom, Ltd.	200	205
Wee Hur Holdings, Ltd.	3,000	395
Wing Tai Holdings, Ltd.	175,800	189,497

TOTAL SINGAPORE		13,178,768

SPAIN — (2.1%)
Acciona SA	13,758	1,599,066
Acerinox SA	87,936	951,544
ΩAedas Homes SA	6,618	132,610
*Almirall SA	81,507	746,891
Applus Services SA	46,687	632,990
Atresmedia Corp. de Medios de Comunicacion SA	57,501	290,201
*Audax Renovables SA	28,780	52,191
Azkoyen SA	32	211
Banco de Sabadell SA	2,502,539	4,805,834
Bankinter SA	454,906	3,609,168
Cia de Distribucion Integral Logista Holdings SA	24,126	659,368
CIE Automotive SA	13,547	360,682
Construcciones y Auxiliar de Ferrocarriles SA	10,258	352,635
#*Deoleo SA	13,813	3,235
*Distribuidora Internacional de Alimentacion SA	4,432,266	60,662
#*Duro Felguera SA	24,813	14,407
Ebro Foods SA	22,607	387,246
*eDreams ODIGEO SA	24,020	163,861
Elecnor SA	18,766	405,326
Enagas SA	182,025	2,678,126
Ence Energia y Celulosa SA	134,474	481,399
Ercros SA	23,548	88,629
Faes Farma SA	121,856	443,655
Fluidra SA	79,970	1,701,617
ΩGestamp Automocion SA	133,880	403,688
ΩGlobal Dominion Access SA	24,395	91,687
*Grenergy Renovables SA	1,297	38,069
*Grifols SA	65,445	605,025
Grupo Catalana Occidente SA	15,263	592,418
Grupo Empresarial San Jose SA	96	418
Iberpapel Gestion SA	783	15,824
Indra Sistemas SA	104,419	2,013,060
Laboratorios Farmaceuticos Rovi SA	15,695	1,414,720
#*Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	155,774	168,561
Mapfre SA	631,225	1,526,716
*Melia Hotels International SA	124,383	971,545
ΩMetrovacesa SA	4,022	37,200
Miquel y Costas & Miquel SA	276	3,394
ΩNeinor Homes SA	12,433	139,587
*Obrascon Huarte Lain SA	37,035	13,416
*Oryzon Genomics SA	1,626	3,408
Pharma Mar SA	5,672	184,613
Prim SA	28	304
ΩProsegur Cash SA	36,123	20,123
Realia Business SA	360	393
Renta 4 Banco SA	12	131
*Sacyr SA	305,830	1,068,670
*Solaria Energia y Medio Ambiente SA	38,594	395,130
*ΩTalgo SA	18,677	88,270
*Tecnicas Reunidas SA	25,745	256,286
Tubacex SA	50,885	170,572
ΩUnicaja Banco SA	731,531	959,752

51

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
Vidrala SA	9,133	$965,809
Viscofan SA	27,297	1,742,492

TOTAL SPAIN		34,512,835

SWEDEN — (3.1%)
ΩAcadeMedia AB	100,262	462,218
AddLife AB, Class B	60,810	568,437
Addnode Group AB	59,609	622,381
AFRY AB	81,403	1,300,858
ΩAlimak Group AB	14,225	132,972
Alleima AB	136,251	856,542
Alligo AB, Class B	15,879	187,494
ΩAmbea AB	66,136	382,322
#*Annehem Fastigheter AB, Class B	270	412
AQ Group AB	10,552	608,553
Arise AB	16,011	56,672
Arjo AB, Class B	204,359	869,874
ΩAttendo AB	65,545	249,618
*Beijer Alma AB, Class B	16,646	318,485
Bergman & Beving AB	13,104	266,834
*Betsson AB, Class B	119,123	1,329,510
#*Better Collective A/S	37,396	1,006,798
#*BHG Group AB	115,453	146,632
#*BICO Group AB	26,046	109,871
Bilia AB, Class A	28,377	360,662
Billerud Aktiebolag	139,000	1,169,530
*ΩBioArctic AB	26,619	472,918
Biotage AB	11,716	179,328
*Bjorn Borg AB	4,709	20,701
#*Bonava AB, Class B	43,863	40,562
*ΩBoozt AB	17,521	201,934
*ΩBravida Holding AB	110,579	757,114
BTS Group AB, Class B	704	23,026
Bufab AB	26,570	819,669
Bulten AB	8,774	66,269
*Byggmax Group AB	49,856	155,620
*Calliditas Therapeutics AB, ADR	260	5,047
*Camurus AB	4,428	200,988
Catella AB	20,021	55,452
Catena AB	22,517	999,078
*Cavotec SA	208	306
Cellavision AB	6,865	141,041
#*Cint Group AB	206,904	222,816
Clas Ohlson AB, Class B	47,659	581,848
Cloetta AB, Class B	183,166	274,351
Concentric AB	19,397	337,189
ΩCoor Service Management Holding AB	62,508	272,906
Corem Property Group AB, Class B	391,868	295,439
Corem Property Group AB, Class D	1,282	26,280
CTT Systems AB	4,394	139,716
Dedicare AB, Class B	1,782	9,076
Dios Fastigheter AB	70,645	546,448
ΩDometic Group AB	38,743	280,621
*ΩDustin Group AB	257,610	295,728
Eastnine AB	6,408	96,681
*Egetis Therapeutics AB	17,386	10,106
Elanders AB, Class B	2,871	25,739
Electrolux Professional AB, Class B	157,151	1,028,020
Engcon AB	22,201	184,471

52

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Eolus Vind AB, Class B	2,993	$19,470
Ependion AB	2,528	25,013
Ework Group AB	3,449	45,124
Fagerhult Group AB	22,803	147,714
*Fastighets AB Trianon	7,242	11,844
FastPartner AB, Class A	13,844	94,220
FastPartner AB, Class D	457	2,715
Fenix Outdoor International AG	371	23,458
Ferronordic AB	2,409	14,420
FormPipe Software AB	132	337
Granges AB	48,045	572,991
*ΩGreen Landscaping Group AB	2,787	21,583
#Hanza AB	23,550	123,909
Heba Fastighets AB, Class B	14,547	43,140
Hemnet Group AB	30,531	803,894
Hexatronic Group AB	64,078	201,121
HMS Networks AB	22,645	853,321
*Humana AB	32,165	87,329
*Immunovia AB	96	18
#Instalco AB	161,942	577,189
#*International Petroleum Corp.	82,366	1,063,353
INVISIO AB	36,019	799,080
Inwido AB	30,987	385,929
ITAB Shop Concept AB	19,313	33,432
#JM AB	66,410	1,145,970
*John Mattson Fastighetsforetagen AB	6,126	31,032
Kabe Group AB, Class B	20	607
*Karnov Group AB	47,018	284,441
#*K-fast Holding AB	51,645	85,637
Kindred Group PLC	29,849	336,675
KNOW IT AB	9,206	119,941
Lagercrantz Group AB, Class B	1,466	21,891
Lime Technologies AB	1,791	57,438
Lindab International AB	45,890	933,194
Loomis AB	27,961	723,487
*Medcap AB	5,642	223,862
Medicover AB, Class B	32,633	520,301
MEKO AB	24,565	252,008
Micro Systemation AB, Class B	284	1,325
*Millicom International Cellular SA	329	6,804
MIPS AB	10,525	360,745
*Modern Times Group MTG AB, Class B	91,405	790,724
Momentum Group AB	12,185	153,424
ΩMunters Group AB	20,126	408,905
Mycronic AB	1,328	46,921
#NCAB Group AB	139,651	923,084
NCC AB, Class B	106,657	1,312,818
Nederman Holding AB	44	765
*Net Insight AB, Class B	83,479	39,930
New Wave Group AB, Class B	85,009	789,222
#*Nobia AB	154,600	63,497
*Nolato AB, Class B	96,938	481,338
Nordic Paper Holding AB	32,758	165,493
Nordic Waterproofing Holding AB	7,633	113,077
*Norion Bank AB	43,025	160,718
*Note AB	17,478	224,209
NP3 Fastigheter AB	10,719	226,570
Nyfosa AB	147,269	1,298,142

53

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
OEM International AB, Class B	21,829	$216,383
#*Orron Energy ab	55,099	36,827
*Ovzon AB	288	368
*OX2 AB	125,228	457,744
Peab AB, Class B	114,468	709,696
Platzer Fastigheter Holding AB, Class B	57,271	470,132
Proact IT Group AB	17,110	163,058
Ratos AB, Class B	160,102	563,046
*RaySearch Laboratories AB	23,774	261,222
Rejlers AB	2,405	30,895
ΩResurs Holding AB	98,028	148,258
Rottneros AB	7,112	7,478
Rvrc Holding AB	65,311	374,280
Scandi Standard AB	37,698	263,435
#*ΩScandic Hotels Group AB	150,179	795,644
*Sdiptech AB	30,204	780,974
*Sedana Medical AB	28,104	57,996
*Sensys Gatso Group AB	4,041	27,944
*ΩSinch AB	709,400	1,649,422
SinterCast AB	36	338
*Sivers Semiconductors AB	70,055	41,615
SkiStar AB	32,955	462,383
Solid Forsakring AB	2,025	13,321
*Stendorren Fastigheter AB	5,108	84,234
*Stillfront Group AB	164,007	158,390
Storskogen Group AB, Class B	1,332,149	729,921
Synsam AB	75,777	354,172
Systemair AB	19,133	130,739
Tethys Oil AB	8,562	28,551
*TF Bank AB	460	8,801
Troax Group AB	16,833	342,000
*Truecaller AB, Class B	228,433	742,164
VBG Group AB, Class B	20,659	729,358
#*Viaplay Group AB	560,236	37,210
Vitec Software Group AB, Class B	27,880	1,347,529
Vitrolife AB	8,017	121,469
Volati AB	7,257	67,837
XANO Industri AB, Class B	167	1,409

TOTAL SWEDEN		50,444,205

SWITZERLAND — (7.0%)
Accelleron Industries AG	73,324	2,866,923
Adecco Group AG	133,326	4,686,725
AEVIS VICTORIA SA	37	605
Allreal Holding AG, Registered	10,476	1,697,360
ALSO Holding AG, Registered	3,825	946,710
#*Aluflexpack AG	4,525	72,526
*ams-OSRAM AG	556,736	677,747
APG SGA SA	253	57,378
*Arbonia AG	47,786	632,527
*Aryzta AG	1,056,240	2,009,637
Ascom Holding AG, Registered	15,907	128,345
Autoneum Holding AG	2,786	447,753
*Avolta AG	38,570	1,471,056
Baloise Holding AG, Registered	17,101	2,588,038
Banque Cantonale de Geneve, Class BR	656	213,147
Banque Cantonale Vaudoise, Registered	7,369	772,935
Barry Callebaut AG, Registered	1,287	2,082,438
*Basilea Pharmaceutica AG, Registered	10,869	468,108

54

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Belimo Holding AG, Class R	9,108	$4,236,464
Bell Food Group AG	1,301	378,037
Bellevue Group AG	919	18,287
Berner Kantonalbank AG, Registered	1,550	424,195
BKW AG	13,909	2,067,052
Bossard Holding AG, Registered A	5,845	1,338,331
Bucher Industries AG, Registered	4,861	1,881,541
Burckhardt Compression Holding AG	3,166	2,022,871
Burkhalter Holding AG	244	26,817
Bystronic AG	456	203,600
Calida Holding AG, Registered	682	21,527
Cembra Money Bank AG	15,929	1,222,702
#*Cicor Technologies, Ltd., Registered	4	219
Cie Financiere Tradition SA	915	144,660
Clariant AG, Registered	221,346	3,325,680
Coltene Holding AG, Registered	1,048	58,733
Comet Holding AG, Class R	4,933	1,575,935
COSMO Pharmaceuticals NV	3,760	296,405
Daetwyler Holding AG	2,357	490,854
DKSH Holding AG	19,611	1,280,814
#*DocMorris AG	7,662	685,457
dormakaba Holding AG	2,211	1,182,462
EFG International AG	71,737	835,361
Emmi AG, Registered	1,082	1,055,869
Energiedienst Holding AG, Registered	1,476	62,120
Feintool International Holding AG	365	7,064
Flughafen Zurich AG, Registered	17,462	3,507,060
Forbo Holding AG, Registered	576	668,227
ΩGalenica AG	39,605	3,033,584
#*GAM Holding AG	5,535	1,720
Georg Fischer AG, Registered	69,439	4,883,406
Glarner Kantonalbank	36	848
#*Helvetia Holding AG, Registered	27,749	3,639,759
Huber + Suhner AG, Registered	16,528	1,324,547
Hypothekarbank Lenzburg AG, Class R	3	13,607
Implenia AG, Registered	14,116	519,452
*Ina Invest Holding AG	148	2,985
Inficon Holding AG, Registered	1,102	1,545,191
Interroll Holding AG, Class R	341	1,104,258
*Intershop Holding AG	4,133	556,084
Investis Holding SA	1,043	112,130
Jungfraubahn Holding AG, Registered	2,800	622,799
Kardex Holding AG, Registered	6,401	1,702,932
#Komax Holding AG, Class R	1,885	326,378
*Kudelski SA	543	847
Landis+Gyr Group AG	11,617	863,849
*Lastminute.com NV	676	15,589
LEM Holding SA, Registered	174	297,099
Liechtensteinische Landesbank AG	4,349	333,353
Luzerner Kantonalbank AG, Registered	6,140	454,567
*MCH Group AG	75	442
*ΩMedacta Group SA	2,108	256,044
*ΩMedartis Holding AG	184	16,090
ΩMedmix AG	14,819	243,981
Meier Tobler Group AG	1,201	40,332
Metall Zug AG, Registered	23	31,849
Mikron Holding AG, Registered	6,797	132,657
Mobilezone Holding AG, Registered	23,715	341,833

55

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Mobimo Holding AG, Registered	7,659	$2,146,173
*ΩMontana Aerospace AG	16,342	316,452
Novavest Real Estate AG	259	9,602
OC Oerlikon Corp. AG	220,402	959,325
*Orascom Development Holding AG	90	412
Orell Fuessli AG, Registered	4	349
*Orior AG	3,238	231,954
*Phoenix Mecano AG, Registered	171	92,105
Plazza AG, Registered A	253	83,032
*ΩPolyPeptide Group AG	8,269	273,184
PSP Swiss Property AG, Registered	35,667	4,429,451
Rieter Holding AG, Registered	2,086	293,402
*Romande Energie Holding SA, Registered	4,325	273,510
Schweiter Technologies AG	78	35,124
*ΩSensirion Holding AG	1,350	89,347
SFS Group AG	8,877	1,058,871
Siegfried Holding AG, Registered	3,289	3,162,948
#SIG Group AG	104,855	2,103,617
SKAN Group AG	5,332	475,558
Softwareone Holding AG	30,282	517,054
St. Galler Kantonalbank AG, Registered	1,702	878,697
#Stadler Rail AG	24,489	728,943
Sulzer AG, Registered	18,496	2,250,617
Swiss Prime Site AG, Registered	49,696	4,611,165
Swissquote Group Holding SA, Registered	12,308	3,354,958
Tecan Group AG, Class R	37	13,192
Temenos AG, Registered	62,018	3,888,170
TX Group AG	2,365	368,745
u-blox Holding AG	5,523	512,465
Valiant Holding AG	16,358	1,915,553
ΩVAT Group AG	188	94,846
Vaudoise Assurances Holding SA	298	145,239
Vetropack Holding AG	9,272	314,408
Vontobel Holding AG, Class R	18,600	1,050,515
VP Bank AG, Class A	808	80,699
*V-ZUG Holding AG	481	29,999
Walliser Kantonalbank, Registered	330	41,198
#Warteck Invest AG, Registered	34	66,728
Ypsomed Holding AG, Registered	3,465	1,242,965
Zehnder Group AG, Registered	6,611	387,801
Zug Estates Holding AG, Class B	51	100,093
Zuger Kantonalbank AG, Class BR	41	383,558

TOTAL SWITZERLAND		112,268,538

THAILAND — (0.0%)
*Kerry Express Thailand PCL	26,601	3,101

TOTAL THAILAND		3,101

UNITED KINGDOM — (13.3%)
4imprint Group PLC	19,156	1,506,326
*888 Holdings PLC	210,435	223,444
*accesso Technology Group PLC	3,272	27,040
Advanced Medical Solutions Group PLC	152,864	362,526
AG Barr PLC	74,243	530,818
ΩAirtel Africa PLC	221,742	307,917
AJ Bell PLC	232,601	942,194
ΩAlfa Financial Software Holdings PLC	89,691	193,616
Alliance Pharma PLC	90,246	38,420
*AO World PLC	229,376	304,445

56

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
#*Ascential PLC	330,084	$1,292,842
Ashmore Group PLC	353,664	856,449
Ashtead Technology Holdings PLC	52,860	540,759
#*ASOS PLC	9,591	40,159
*ΩAston Martin Lagonda Global Holdings PLC	196,552	364,737
Atalaya Mining PLC	49,359	274,722
*Auction Technology Group PLC	33,961	212,195
Avon Protection PLC	17,438	261,145
Babcock International Group PLC	559,389	3,554,711
ΩBakkavor Group PLC	106,072	160,709
Balfour Beatty PLC	575,340	2,620,847
Bank of Georgia Group PLC	34,001	2,290,490
Barratt Developments PLC	50,507	287,562
Beazley PLC	448,821	3,725,985
Bellway PLC	139,909	4,432,212
Bloomsbury Publishing PLC	69,565	465,143
Bodycote PLC	146,210	1,274,209
#*boohoo Group PLC	552,457	231,185
Breedon Group PLC	224,162	1,016,073
ΩBridgepoint Group PLC	124,093	358,001
Britvic PLC	197,515	2,187,521
Brooks Macdonald Group PLC	8,717	207,384
Bytes Technology Group PLC	218,965	1,338,526
C&C Group PLC	326,970	674,714
*Capita PLC	310,646	52,278
*Card Factory PLC	244,540	334,982
Centamin PLC	1,371,493	2,081,376
Central Asia Metals PLC	129,867	342,299
Chemring Group PLC	210,968	990,609
Chesnara PLC	133,920	422,572
Clarkson PLC	24,329	1,183,504
Close Brothers Group PLC	34,957	199,334
ΩCMC Markets PLC	59,086	193,839
Coats Group PLC	1,188,441	1,212,801
Computacenter PLC	60,495	1,955,826
Cranswick PLC	42,532	2,295,342
Crest Nicholson Holdings PLC	242,253	563,901
*Currys PLC	641,368	496,708
CVS Group PLC	17,751	217,601
*Darktrace PLC	150,008	1,131,498
*ΩDeliveroo PLC	262,581	439,920
DFS Furniture PLC	116,468	169,460
Diploma PLC	46,389	2,107,350
Direct Line Insurance Group PLC	692,576	1,611,267
DiscoverIE Group PLC	77,693	685,844
#Diversified Energy Co. PLC	8,317	117,263
Domino’s Pizza Group PLC	296,045	1,207,712
Dowlais Group PLC	391,362	400,364
Dr. Martens PLC	68,859	65,528
Drax Group PLC	292,310	1,895,954
DS Smith PLC	522,768	2,293,652
Dunelm Group PLC	89,043	1,131,671
easyJet PLC	50,063	337,627
Elementis PLC	549,158	969,551
Energean PLC	79,001	1,092,084
*EnQuest PLC	283,248	59,371
Essentra PLC	138,403	306,049
*FD Technologies PLC	8,079	129,283

57

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
FDM Group Holdings PLC	3,725	$16,115
Fevertree Drinks PLC	54,220	769,208
Firstgroup PLC	774,124	1,572,229
Foresight Group Holdings, Ltd.	32,675	180,839
ΩForterra PLC	112,508	231,882
*Frasers Group PLC	100,407	1,026,537
Fresnillo PLC	36,512	255,108
*Frontier Developments PLC	1,204	3,445
Fuller Smith & Turner PLC	24,583	185,920
Future PLC	29,368	243,805
#FW Thorpe PLC	15,229	72,462
Games Workshop Group PLC	25,884	3,211,881
Gamma Communications PLC	66,417	1,087,781
GB Group PLC	217,130	782,465
*Genel Energy PLC	37,136	39,618
Genuit Group PLC	214,680	1,173,357
Genus PLC	4,587	103,614
*Georgia Capital PLC	34,742	593,367
Grafton Group PLC	191,662	2,271,731
Grainger PLC	545,800	1,752,973
*Greencore Group PLC	495,850	818,314
Greggs PLC	77,232	2,634,261
*Gulf Keystone Petroleum, Ltd.	31,350	46,281
Halfords Group PLC	138,516	261,897
Harbour Energy PLC	344,423	1,245,931
Hargreaves Lansdown PLC	176,956	1,803,173
Harworth Group PLC	139,620	243,006
Hays PLC	1,597,055	1,840,764
*Helios Towers PLC	343,821	425,347
Henry Boot PLC	47,171	110,451
Hikma Pharmaceuticals PLC	65,445	1,576,652
Hill & Smith PLC	72,314	1,711,349
Hilton Food Group PLC	58,723	673,532
*Hiscox, Ltd.	182,722	2,814,170
*Hochschild Mining PLC	324,926	633,879
Hollywood Bowl Group PLC	125,145	535,129
Howden Joinery Group PLC	219,542	2,408,109
Hunting PLC	169,771	761,029
ΩIbstock PLC	301,852	560,140
IMI PLC	90,703	1,989,803
Impax Asset Management Group PLC	26,463	147,619
Inchcape PLC	241,421	2,418,351
*Indivior PLC	98,229	1,773,615
IntegraFin Holdings PLC	242,555	911,142
*International Distributions Services PLC	766,093	2,595,755
*ITM Power PLC	7,562	4,824
ITV PLC	2,358,910	2,076,448
IWG PLC	569,684	1,326,074
*J D Wetherspoon PLC	91,466	829,760
James Halstead PLC	197,513	494,629
JET2 PLC	118,640	2,133,241
*John Wood Group PLC	486,693	904,364
Johnson Matthey PLC	59,197	1,301,603
Johnson Service Group PLC	464,605	753,951
ΩJTC PLC	3,790	40,575
Jupiter Fund Management PLC	161,681	156,897
*ΩJust Eat Takeaway.com NV	6,616	97,753
Just Group PLC	857,006	1,111,727

58

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Kainos Group PLC	43,687	$536,631
Keller Group PLC	76,415	1,056,336
Keywords Studios PLC	12,649	182,141
Kier Group PLC	509,011	855,331
Kingfisher PLC	115,912	360,089
Lancashire Holdings, Ltd.	188,500	1,439,778
Learning Technologies Group PLC	118,755	108,996
Liontrust Asset Management PLC	27,613	233,384
LSL Property Services PLC	65,850	245,712
ΩLuceco PLC	61,291	126,783
Man Group PLC	1,000,434	3,226,924
Marks & Spencer Group PLC	1,167,712	3,740,164
Marshalls PLC	150,078	505,503
*Marston’s PLC	313,967	109,684
ME GROUP INTERNATIONAL PLC	128,922	257,963
Mears Group PLC	129,441	586,725
Midwich Group PLC	26,430	140,319
*Mitchells & Butlers PLC	333,778	1,009,321
Mitie Group PLC	1,193,480	1,748,459
MJ Gleeson PLC	22,078	138,777
Mobico Group PLC	149,697	103,843
Moneysupermarket.com Group PLC	425,062	1,146,443
*Moonpig Group PLC	273,045	532,667
Morgan Advanced Materials PLC	211,962	833,378
Morgan Sindall Group PLC	34,683	983,647
Mortgage Advice Bureau Holdings, Ltd.	16,328	177,463
MP Evans Group PLC	28,348	297,455
NCC Group PLC	206,997	351,462
*ΩNetwork International Holdings PLC	314,068	1,546,292
Next 15 Group PLC	53,501	600,909
#*Nexxen International, Ltd.	11,446	33,250
*Ocado Group PLC	198,037	875,585
*ΩOn the Beach Group PLC	87,394	158,017
OSB Group PLC	248,415	1,277,177
*Oxford Biomedica PLC	7,754	26,846
Oxford Instruments PLC	48,763	1,379,918
*Oxford Nanopore Technologies PLC	128,303	158,003
Pagegroup PLC	241,504	1,349,299
Pan African Resources PLC	1,507,649	456,846
PayPoint PLC	67,380	444,627
Pennon Group PLC	173,361	1,444,621
Persimmon PLC	193,169	3,154,056
#*Petrofac, Ltd.	56,944	7,487
Pets at Home Group PLC	342,685	1,253,804
*Pinewood Technologies Group PLC	44,337	184,871
*Playtech PLC	209,858	1,392,694
Plus500, Ltd.	65,850	1,782,649
Polar Capital Holdings PLC	70,212	475,623
PPHE Hotel Group, Ltd.	15,172	281,164
Premier Foods PLC	541,507	1,097,077
PZ Cussons PLC	41,622	53,159
QinetiQ Group PLC	425,735	1,831,669
*Rank Group PLC	192,958	202,954
Reach PLC	129,207	119,074
Redde Northgate PLC	211,615	1,018,819
Redrow PLC	381,678	3,072,999
Renew Holdings PLC	64,472	762,882
*Renewi PLC	61,291	432,075

59

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Renishaw PLC	19,874	$1,032,732
RHI Magnesita NV	5,869	266,028
Ricardo PLC	4,400	25,123
Rightmove PLC	43,640	281,414
Robert Walters PLC	39,466	196,680
Rotork PLC	630,265	2,552,217
RS GROUP PLC	172,718	1,593,894
RWS Holdings PLC	149,930	324,029
*S4 Capital PLC	47,066	28,842
ΩSabre Insurance Group PLC	182,716	367,889
Savills PLC	111,228	1,506,939
Senior PLC	361,919	745,926
Serco Group PLC	1,140,110	2,615,331
Serica Energy PLC	125,996	293,443
*SIG PLC	522,619	171,124
#*SigmaRoc PLC	512,733	418,594
#»Smart Metering Systems PLC	29,993	358,656
Softcat PLC	75,968	1,492,478
Spectris PLC	81,712	3,407,097
ΩSpire Healthcare Group PLC	228,679	705,826
Spirent Communications PLC	61,724	150,478
SSP Group PLC	410,204	1,011,347
SThree PLC	95,151	508,144
*Synthomer PLC	81,324	264,757
Tate & Lyle PLC	317,376	2,618,870
Taylor Wimpey PLC	966,237	1,595,816
*TBC Bank Group PLC	33,344	1,444,602
Team Internet Group PLC	100,954	174,192
Telecom Plus PLC	49,005	1,065,233
*THG PLC	630,434	501,265
ΩTI Fluid Systems PLC	284,126	493,093
TP ICAP Group PLC	624,516	1,622,617
*ΩTrainline PLC	50,888	190,138
Travis Perkins PLC	229,896	2,167,608
Treatt PLC	16,582	101,012
TT Electronics PLC	129,867	290,263
*TUI AG	84,200	596,737
#*Tullow Oil PLC	902,601	410,258
Tyman PLC	165,399	780,780
Vanquis Banking Group PLC	41,321	24,783
Vesuvius PLC	204,590	1,230,927
#*Victoria PLC	8,846	21,599
Victrex PLC	48,390	767,085
*VIDENDUM PLC	5,168	17,796
Virgin Money UK PLC	956,243	2,559,943
*Vistry Group PLC	296,337	4,445,259
*Volex PLC	106,413	427,715
Volution Group PLC	147,863	806,310
Vp PLC	2,444	19,509
*ΩWatches of Switzerland Group PLC	27,501	116,667
Watkin Jones PLC	41,659	23,265
WH Smith PLC	87,761	1,205,487
Wickes Group PLC	191,736	349,558
XP Power, Ltd.	3,978	54,791
XPS Pensions Group PLC	115,368	382,812
Young & Co’s Brewery PLC	10,750	81,571

60

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
#Young & Co’s Brewery PLC, Class A	20,868	$257,117

TOTAL UNITED KINGDOM		214,618,818

TOTAL COMMON STOCKS		1,556,841,148

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
*Draegerwerk AG & Co. KGaA	7,483	397,662
Einhell Germany AG, Class P	1,037	178,741
*FUCHS SE	46,727	2,189,383
Jungheinrich AG	25,855	964,279
Sixt SE	6,343	440,849
STO SE & Co. KGaA	343	59,121

TOTAL GERMANY		4,230,035

TOTAL PREFERRED STOCKS		4,230,035

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Arafura Rare Earths, Ltd. 6/20/2025	14,563	426
#*PointsBet Holdings, Ltd. 7/8/2024	2,763	—
*<»Spartan Resources 5/13/2024	4,625	—

TOTAL AUSTRALIA		426

AUSTRIA — (0.0%)
*»Strabag SE 4/19/2024	526	5,090

TOTAL AUSTRIA		5,090

HONG KONG — (0.0%)
*Aidigong Maternal & Child Health, Ltd. 5/7/2024	39,333	85
*MECOM Power and Construction, Ltd. 5/24/2024	29,500	38

TOTAL HONG KONG		123

NORWAY — (0.0%)
*Polight ASA 5/8/2024	181	3

TOTAL NORWAY		3

SINGAPORE — (0.0%)
*Dyna-Mac Holdings, Ltd. 10/22/2024	40,080	5,761

TOTAL SINGAPORE		5,761

SWITZERLAND — (0.0%)
*<»DocMorris AG RTS 5/3/2024	7,662	—

TOTAL SWITZERLAND		—

TOTAL RIGHTS/WARRANTS		11,403

TOTAL INVESTMENT SECURITIES — (96.7%) (Cost $1,430,710,820)		1,561,082,586

SECURITIES LENDING COLLATERAL — (3.3%)
@§The DFA Short Term Investment Fund	4,599,114	53,202,555

TOTAL INVESTMENTS — (100.0%) (Cost $1,483,913,375)		$1,614,285,141

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

<	Security was valued using significant unobservable inputs as of April 30, 2024
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

61

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

As of April 30, 2024, Dimensional International Small Cap ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	26	06/21/24	$6,629,412	$6,587,100	$(42,312)

Total Futures Contracts			$6,629,412	$6,587,100	$(42,312)

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	$118,198,711	$885,306	$—		$119,084,017
Austria	18,802,568	—	—		18,802,568
Belgium	24,480,862	—	—		24,480,862
Canada	170,225,818	—	—		170,225,818
China	10,607	—	—		10,607
Denmark	38,419,259	—	—		38,419,259
Finland	35,713,886	—	—		35,713,886
France	79,309,008	—	—		79,309,008
Germany	95,271,928	—	—		95,271,928
Hong Kong	30,749,690	15,949	—		30,765,639
Ireland	4,713,478	—	—		4,713,478
Israel	16,857,364	—	—		16,857,364
Italy	66,816,851	—	—		66,816,851
Japan	379,816,181	—	—		379,816,181
Netherlands	27,673,986	—	—		27,673,986
New Zealand	2,775,307	—	—		2,775,307
Norway	15,483,706	—	—		15,483,706
Portugal	5,594,418	—	—		5,594,418
Singapore	13,178,768	—	—		13,178,768
Spain	34,512,835	—	—		34,512,835
Sweden	50,444,205	—	—		50,444,205
Switzerland	112,268,538	—	—		112,268,538
Thailand	3,101	—	—		3,101
United Kingdom	214,260,162	358,656	—		214,618,818
Preferred Stocks
Germany	4,230,035	—	—		4,230,035
Rights/Warrants
Australia	426	—	—		426
Austria	—	5,090	—		5,090
Hong Kong	123	—	—		123
Norway	—	3	—		3
Singapore	5,761	—	—		5,761
Switzerland	—	—	—		—
Securities Lending Collateral	—	53,202,555	—		53,202,555

Total Investments	$1,559,817,582	$54,467,559	$—	***	$1,614,285,141

Financial instruments
Liabilities
Futures Contracts**	(42,312)	—	—		(42,312)

Total Other Financial Instruments	$(42,312)	$—	$—		$(42,312)

62

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end reporting period in relation to net assets.
**	Valued at the unrealized appreciation (depreciation) on the investment.

63

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (95.8%)
AUSTRALIA — (6.1%)
ALS, Ltd.	148,121	$1,260,952
Altium, Ltd.	66	2,829
Ampol, Ltd.	69,839	1,669,334
Aristocrat Leisure, Ltd.	3,997	103,611
Aurizon Holdings, Ltd.	58,841	146,338
BHP Group, Ltd.	310,983	8,689,349
#BHP Group, Ltd., Sponsored ADR	592,692	32,692,891
BlueScope Steel, Ltd.	18,145	269,701
Brambles, Ltd.	686,397	6,516,314
Cochlear, Ltd.	36	7,600
Coles Group, Ltd.	591,563	6,230,618
Computershare, Ltd.	165,938	2,934,086
*Domino’s Pizza Enterprises, Ltd.	1,058	27,096
Endeavour Group, Ltd.	157,514	548,231
Fortescue, Ltd.	439,897	7,441,115
IDP Education, Ltd.	8,654	91,597
*James Hardie Industries PLC	152,538	5,369,536
JB Hi-Fi, Ltd.	64,201	2,545,111
Lottery Corp., Ltd. (The)	916,692	2,904,842
Medibank Pvt, Ltd.	930,413	2,150,825
*Metcash, Ltd.	52,538	134,415
*Mineral Resources, Ltd.	58,823	2,757,423
New Hope Corp., Ltd.	98,220	290,195
#Pilbara Minerals, Ltd.	1,169,936	3,084,377
Pro Medicus, Ltd.	22,751	1,645,902
*Qantas Airways, Ltd.	127,564	488,719
*Ramsay Health Care, Ltd.	7,446	252,632
REA Group, Ltd.	16,927	1,974,523
Rio Tinto, Ltd.	88,160	7,470,129
Seven Group Holdings, Ltd.	144	3,558
South32, Ltd.	342,813	799,155
Technology One, Ltd.	92,648	977,617
Telstra Group, Ltd.	1,000,457	2,384,206
ΩViva Energy Group, Ltd.	8,947	19,927
Wesfarmers, Ltd.	230,284	9,987,447
Whitehaven Coal, Ltd.	443,714	2,224,333
Woodside Energy Group, Ltd.	339,620	6,225,632
#Woodside Energy Group, Ltd., Sponsored ADR	27,311	486,409
Woolworths Group, Ltd.	231,176	4,788,646
#Yancoal Australia, Ltd.	133,280	480,327

TOTAL AUSTRALIA		128,077,548

AUSTRIA — (0.1%)
Erste Group Bank AG	3,684	172,810
OMV AG	27,626	1,319,814
#*Verbund AG	20,813	1,593,416

TOTAL AUSTRIA		3,086,040

BELGIUM — (0.7%)
Ageas SA	62,076	2,863,423
Anheuser-Busch InBev SA	24,906	1,495,590
#Anheuser-Busch InBev SA, Sponsored ADR	4,639	276,763
KBC Group NV	92,491	6,912,867
Lotus Bakeries NV	73	736,065
#Solvay SA, Class A	19,685	640,079

1

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
*Syensqo SA	19,685	$1,835,201
UCB SA	8,388	1,117,078

TOTAL BELGIUM		15,877,066

CANADA — (10.0%)
*Air Canada	7,999	118,310
Alimentation Couche-Tard, Inc.	177,853	9,877,486
ARC Resources, Ltd.	297,524	5,398,896
BCE, Inc.	142	4,675
#BCE, Inc.	12,521	411,315
Boyd Group Services, Inc.	5,354	1,003,225
BRP, Inc.	688	46,282
BRP, Inc.	5,290	356,633
Canadian National Railway Co., ADR	123,410	14,986,910
Canadian Natural Resources, Ltd.	263,325	19,965,302
Canadian Natural Resources, Ltd.	17,844	1,354,941
#*Canadian Tire Corp., Ltd., Class A	20,636	1,997,585
CCL Industries, Inc.	49,096	2,512,246
*Celestica, Inc.	46,301	2,006,222
Cenovus Energy, Inc.	36,150	744,129
#Cenovus Energy, Inc., ADR	347,180	7,138,021
*CGI, Inc.	39,587	4,019,355
*CGI, Inc., ADR	47,083	4,765,741
#Colliers International Group, Inc.	1,086	113,323
Colliers International Group, Inc., ADR	6,789	706,328
Constellation Software, Inc.	3,883	10,017,425
Dollarama, Inc.	94,255	7,878,767
Empire Co., Ltd., Class A	57,734	1,347,694
Fairfax Financial Holdings, Ltd.	1,416	1,542,629
Finning International, Inc.	2,314	72,746
FirstService Corp.	816	120,097
FirstService Corp., Class WI, ADR	9,677	1,422,519
George Weston, Ltd.	26,150	3,448,408
GFL Environmental, Inc.	41,502	1,323,914
Gildan Activewear, Inc., ADR	64,960	2,251,513
Great-West Lifeco, Inc.	40,616	1,203,536
Imperial Oil, Ltd.	45,601	3,144,189
#Imperial Oil, Ltd.	2,945	202,893
Keyera Corp.	76,374	1,963,482
Kinross Gold Corp.	441,189	2,845,669
Loblaw Cos., Ltd.	57,387	6,305,741
#Magna International, Inc., ADR	118,536	5,666,021
Manulife Financial Corp., ADR	50,541	1,178,616
*MEG Energy Corp.	136,656	3,114,386
Metro, Inc.	35,683	1,829,018
National Bank of Canada	42,244	3,398,953
Nutrien, Ltd., ADR	59,270	3,127,678
Parkland Corp.	74,078	2,286,747
Pembina Pipeline Corp., ADR	12,785	450,032
Quebecor, Inc., Class B	49,692	1,030,480
RB Global, Inc.	13,257	948,936
#Restaurant Brands International, Inc.	57,818	4,385,495
Rogers Communications, Inc., Class B	123,931	4,651,979
Rogers Communications, Inc., Class B, ADR	34,059	1,276,191
Stantec, Inc.	20,763	1,656,536
Stantec, Inc., ADR	17,735	1,411,706
Suncor Energy, Inc., ADR	350,544	13,387,275
TC Energy Corp.	1,410	50,618
#TC Energy Corp., ADR	196,965	7,061,195

2

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Teck Resources, Ltd., Class A	864	$42,758
Teck Resources, Ltd., Class B	578	28,478
Teck Resources, Ltd., Class B	141,250	6,948,087
TFI International, Inc.	32,459	4,229,083
Toromont Industries, Ltd.	32,108	2,944,723
Tourmaline Oil Corp.	154,459	7,564,146
Waste Connections, Inc.	187	30,381
Waste Connections, Inc., ADR	36,343	5,890,837
West Fraser Timber Co., Ltd.	1,851	141,713
Whitecap Resources, Inc.	5,487	41,696
WSP Global, Inc.	34,669	5,271,323

TOTAL CANADA		212,663,234

DENMARK — (3.5%)
Coloplast A/S, Class B	20,374	2,472,213
Novo Nordisk A/S, Class B	463,919	60,030,434
#Novo Nordisk A/S, Sponsored ADR	31,806	4,081,028
Pandora A/S	49,843	7,642,210

TOTAL DENMARK		74,225,885

FINLAND — (0.7%)
Elisa OYJ	26,706	1,208,471
Fortum OYJ	15,908	210,580
Kesko OYJ, Class A	13,533	237,891
Kesko OYJ, Class B	89,335	1,531,217
Kone OYJ, Class B	97,475	4,773,537
*Mandatum OYJ	1,469	6,836
Metso OYJ	195,755	2,234,407
Neste OYJ	41,541	947,879
Nordea Bank Abp	197,711	2,326,497
Orion OYJ, Class A	89	3,436
Orion OYJ, Class B	1,899	72,672
Sampo OYJ, A Shares	1,469	59,562
Wartsila OYJ Abp	55,014	1,021,185

TOTAL FINLAND		14,634,170

FRANCE — (10.0%)
Airbus SE	129,681	21,448,261
Arkema SA	262	27,188
Bureau Veritas SA	175,151	5,135,250
Eiffage SA	39,602	4,247,170
Getlink SE	175,804	3,007,671
Hermes International SCA	7,152	17,214,110
Ipsen SA	8,535	1,041,288
Kering SA	11,557	4,077,938
ΩLa Francaise des Jeux SAEM	42,378	1,606,796
L’Oreal SA	4,810	2,261,173
LVMH Moet Hennessy Louis Vuitton SE	85,371	70,689,886
Orange SA	1,192,790	13,296,019
Orange SA, Sponsored ADR	140	1,552
*Pluxee NV	2,756	85,135
Sodexo SA	2,756	240,907
STMicroelectronics NV	6,777	272,789
STMicroelectronics NV, Sponsored NVDR	158,226	6,259,420
Thales SA	6,209	1,048,631
TotalEnergies SE	812,392	59,581,031

TOTAL FRANCE		211,542,215

GERMANY — (6.2%)
adidas AG	15,284	3,699,943
Bayer AG, Registered	56,504	1,652,411

3

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Bayerische Motoren Werke AG	85,299	$9,344,100
Brenntag SE	69,097	5,530,833
CTS Eventim AG & Co. KGaA	19,707	1,753,176
Daimler Truck Holding AG	146,174	6,612,942
Deutsche Boerse AG	53,256	10,315,456
Deutsche Post AG	245,147	10,291,021
Deutsche Telekom AG	924,798	21,250,290
E.ON SE	204,291	2,708,648
GEA Group AG	9,863	399,696
*Hannover Rueck SE	579	143,879
#ΩHapag-Lloyd AG	5,614	1,035,483
Hella GmbH & Co. KGaA	5,413	475,764
HOCHTIEF AG	9,767	1,030,766
Infineon Technologies AG	287,928	10,073,462
Knorr-Bremse AG	28,562	2,124,063
*Mercedes-Benz Group AG	202,724	15,377,223
MTU Aero Engines AG	3,783	916,596
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	15,642	6,894,168
Nemetschek SE	28,239	2,522,768
Puma SE	21,541	1,002,850
Rational AG	1,810	1,556,024
Rheinmetall AG	20,189	11,164,901
Talanx AG	23,004	1,739,019
Volkswagen AG	5,405	767,494

TOTAL GERMANY		130,382,976

HONG KONG — (1.5%)
AIA Group, Ltd.	827,600	6,116,105
#Cathay Pacific Airways, Ltd.	691,000	746,554
Chow Tai Fook Jewellery Group, Ltd.	1,045,000	1,437,657
HKT Trust & HKT, Ltd.	1,814,000	2,008,546
Hong Kong Exchanges & Clearing, Ltd.	259,200	8,338,199
L’Occitane International SA	109,000	450,148
PRADA SpA	208,500	1,714,129
*ΩSamsonite International SA	244,800	870,127
SITC International Holdings Co., Ltd.	247,000	538,137
Techtronic Industries Co., Ltd.	524,000	7,329,515
ΩWH Group, Ltd.	4,123,500	3,015,704

TOTAL HONG KONG		32,564,821

IRELAND — (0.3%)
Kerry Group PLC, Class A	7,404	639,675
Kingspan Group PLC	33,639	3,015,975
Smurfit Kappa Group PLC	79,798	3,476,972

TOTAL IRELAND		7,132,622

ISRAEL — (0.6%)
Bank Leumi Le-Israel BM	230,501	1,809,450
Bezeq The Israeli Telecommunication Corp., Ltd.	453,627	564,899
Delek Group, Ltd.	2,964	351,794
Electra, Ltd.	444	170,108
*Fattal Holdings 1998, Ltd.	1,941	236,511
First International Bank Of Israel, Ltd. (The)	20,146	804,771
ICL Group, Ltd.	137,105	647,240
Israel Discount Bank, Ltd., Class A	420,148	2,170,278
Matrix IT, Ltd.	807	16,346
Mizrahi Tefahot Bank, Ltd.	29,486	1,079,917
*Nova, Ltd.	1,571	272,450
#*Nova, Ltd.	14,433	2,452,167
Phoenix Holdings, Ltd. (The)	19,420	186,840

4

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Shufersal, Ltd.	24,914	$165,005
*Teva Pharmaceutical Industries, Ltd.	76,275	1,077,367
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	33,186	466,263

TOTAL ISRAEL		12,471,406

ITALY — (2.4%)
Amplifon SpA	41,300	1,387,957
Brunello Cucinelli SpA	11,616	1,193,607
Enel SpA	1,853,865	12,252,322
Eni SpA	573,956	9,289,050
Ferrari NV, ADR	22,584	9,388,169
FinecoBank Banca Fineco SpA	197,269	3,045,844
Moncler SpA	52,561	3,603,618
Recordati Industria Chimica e Farmaceutica SpA	12,137	649,527
Stellantis NV	363	8,104
#Stellantis NV	417,824	9,317,475

TOTAL ITALY		50,135,673

JAPAN — (20.9%)
Advantest Corp.	148,300	4,708,206
Aeon Co., Ltd.	185,300	3,888,162
AGC, Inc.	10,800	400,320
Air Water, Inc.	114,100	1,720,219
Ajinomoto Co., Inc.	127,000	4,741,366
Asahi Intecc Co., Ltd.	37,000	547,600
Asics Corp.	57,900	2,487,237
Astellas Pharma, Inc.	45,000	432,943
Bandai Namco Holdings, Inc.	80,800	1,520,857
BayCurrent Consulting, Inc.	37,100	794,975
BIPROGY, Inc.	27,300	797,670
Bridgestone Corp.	135,200	5,996,002
Capcom Co., Ltd.	165,400	2,755,353
Chugai Pharmaceutical Co., Ltd.	159,800	5,128,142
Cosmo Energy Holdings Co., Ltd.	28,500	1,370,804
Cosmos Pharmaceutical Corp.	6,500	600,991
Daicel Corp.	145,000	1,355,416
Daikin Industries, Ltd.	37,000	5,112,731
Daito Trust Construction Co., Ltd.	26,900	2,891,453
Daiwa House Industry Co., Ltd.	156,200	4,407,130
Dentsu Soken, Inc.	6,800	226,861
Dexerials Corp.	21,300	806,034
Disco Corp.	15,500	4,511,168
#DMG Mori Co., Ltd.	48,300	1,300,768
Ebara Corp.	40,900	3,407,359
ENEOS Holdings, Inc.	85,100	395,257
Fast Retailing Co., Ltd.	33,400	8,818,797
Food & Life Cos., Ltd.	36,500	696,066
Fuji Electric Co., Ltd.	59,600	3,738,895
Fujikura, Ltd.	116,600	2,021,319
Fujitsu, Ltd.	320,000	4,952,563
GMO Payment Gateway, Inc.	8,200	382,057
Goldwin, Inc.	4,978	303,681
Hamamatsu Photonics KK	25,000	923,172
Haseko Corp.	800	9,682
Hitachi Construction Machinery Co., Ltd.	47,800	1,378,428
Hitachi, Ltd.	218,200	20,271,877
Horiba, Ltd.	6,900	679,630
Hoya Corp.	63,400	7,441,286
Ibiden Co., Ltd.	37,000	1,432,834

5

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Idemitsu Kosan Co., Ltd.	18,200	$124,271
Inpex Corp.	318,800	4,846,878
Internet Initiative Japan, Inc.	48,400	824,890
Isuzu Motors, Ltd.	363,800	4,622,490
Ito En, Ltd.	13,201	321,290
Iwatani Corp.	15,600	888,922
Japan Airlines Co., Ltd.	64,200	1,142,108
Japan Airport Terminal Co., Ltd.	26,200	929,191
Japan Exchange Group, Inc.	303,300	7,144,747
Japan Tobacco, Inc.	245,500	6,622,486
JEOL, Ltd.	2,300	92,137
JFE Holdings, Inc.	55,100	826,684
Kakaku.com, Inc.	51,300	594,449
Kawasaki Heavy Industries, Ltd.	30,000	933,562
KDDI Corp.	479,300	13,401,455
Kobe Bussan Co., Ltd.	44,100	959,823
Kobe Steel, Ltd.	187,800	2,307,446
Koei Tecmo Holdings Co., Ltd.	35,700	334,620
Komatsu, Ltd.	247,000	7,463,445
Konami Group Corp.	32,600	1,979,223
Kuraray Co., Ltd.	114,700	1,272,622
Kurita Water Industries, Ltd.	42,200	1,688,107
Kusuri no Aoki Holdings Co., Ltd.	7,200	135,064
Lasertec Corp.	18,000	3,957,678
Lawson, Inc.	14,300	938,249
M3, Inc.	115,359	1,239,982
Macnica Holdings, Inc.	25,200	1,127,046
Maruwa Co., Ltd.	2,500	532,997
#McDonald’s Holdings Co Japan, Ltd.	45,200	1,993,378
*Mercari, Inc.	700	8,196
MINEBEA MITSUMI, Inc.	137,800	2,610,814
Mitsubishi Chemical Group Corp.	864,700	5,063,522
Mitsubishi Motors Corp.	283,900	899,157
Mitsui Chemicals, Inc.	6,100	174,590
Mitsui High-Tec, Inc.	800	36,440
#MonotaRO Co., Ltd.	68,400	830,632
Murata Manufacturing Co., Ltd.	67,000	1,236,199
Nichirei Corp.	53,000	1,332,367
Nifco, Inc.	29,800	723,767
Nintendo Co., Ltd.	227,800	11,175,395
NIPPON EXPRESS HOLDINGS, Inc.	34,500	1,768,354
Nippon Sanso Holdings Corp.	90,000	2,690,878
Nippon Steel Corp.	34,100	767,312
Nissan Chemical Corp.	58,200	1,997,880
Niterra Co., Ltd.	64,400	2,116,588
Nitto Denko Corp.	41,400	3,438,490
Nomura Research Institute, Ltd.	91,700	2,234,738
NTT Data Group Corp.	157,500	2,476,122
Olympus Corp.	116,600	1,630,466
Ono Pharmaceutical Co., Ltd.	192,500	2,784,164
Open House Group Co., Ltd.	21,200	649,074
Oracle Corp.	10,800	816,357
Oriental Land Co., Ltd.	158,100	4,382,373
Otsuka Corp.	400	8,002
Pan Pacific International Holdings Corp.	250,900	5,940,669
*Park24 Co., Ltd.	31,501	340,703
Persol Holdings Co., Ltd.	873,090	1,216,162
Rakus Co., Ltd.	39,600	406,280

6

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Recruit Holdings Co., Ltd.	339,400	$14,886,022
Renesas Electronics Corp.	428,800	7,162,335
Resonac Holdings Corp.	38,800	844,717
Rorze Corp.	4,200	745,973
Ryohin Keikaku Co., Ltd.	147,700	2,398,547
Sankyo Co., Ltd.	71,900	784,268
Sanrio Co., Ltd.	54,600	926,221
Sanwa Holdings Corp.	105,700	1,740,005
SCREEN Holdings Co., Ltd.	26,800	2,825,355
SCSK Corp.	92,800	1,695,716
Sega Sammy Holdings, Inc.	63,000	830,712
Seibu Holdings, Inc.	98,000	1,531,357
Seiko Epson Corp.	27,100	448,438
Seven & i Holdings Co., Ltd.	659,900	8,554,609
SG Holdings Co., Ltd.	163,800	1,919,926
Sharp Corp.	14,800	78,155
Shin-Etsu Chemical Co., Ltd.	448,000	17,636,450
Shinko Electric Industries Co., Ltd.	29,900	1,062,123
Skylark Holdings Co., Ltd.	165,000	2,358,641
Socionext, Inc.	75,300	2,244,669
SoftBank Corp.	713,500	8,664,560
Sompo Holdings, Inc.	192,600	3,818,587
Sony Group Corp.	342,000	28,437,518
#Sony Group Corp., ADR	24,567	2,028,497
Subaru Corp.	204,800	4,596,661
Sugi Holdings Co., Ltd.	45,900	676,986
#SUMCO Corp.	200,800	3,042,018
#Sumitomo Forestry Co., Ltd.	37,500	1,164,093
Sundrug Co., Ltd.	25,600	746,697
Suzuki Motor Corp.	192,000	2,246,192
Sysmex Corp.	213,400	3,435,636
TDK Corp.	113,200	5,095,852
TechnoPro Holdings, Inc.	26,000	446,097
TIS, Inc.	112,700	2,417,788
Toei Animation Co., Ltd.	8,000	133,346
Tokio Marine Holdings, Inc.	359,200	11,392,414
Tokyo Electron, Ltd.	93,000	20,755,314
Tokyo Seimitsu Co., Ltd.	13,500	900,772
Tokyu Fudosan Holdings Corp.	165,200	1,218,280
Toridoll Holdings Corp.	15,800	381,031
Toyo Tire Corp.	53,700	1,018,957
Toyota Boshoku Corp.	37,200	551,505
Toyota Tsusho Corp.	56,000	3,587,075
Trend Micro, Inc.	70,700	3,508,830
Unicharm Corp.	59,000	1,761,021
USS Co., Ltd.	212,600	1,629,305
*Visional, Inc.	6,500	301,115
Welcia Holdings Co., Ltd.	13,800	203,626
#Workman Co., Ltd.	1,700	42,131
Yamaha Motor Co., Ltd.	594,200	5,573,280
Yaoko Co., Ltd.	4,400	238,838
Yaskawa Electric Corp.	76,400	3,194,560
Yokogawa Electric Corp.	82,400	1,838,442
Zensho Holdings Co., Ltd.	45,200	1,762,158
ZOZO, Inc.	51,500	1,114,336

TOTAL JAPAN		442,953,999

NETHERLANDS — (4.9%)
ASML Holding NV	6,484	5,773,154

7

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
ASML Holding NV, Sponsored NVDR	86,127	$75,143,224
*InPost SA	75,786	1,226,053
Koninklijke KPN NV	1,283,617	4,677,530
Universal Music Group NV	139,741	4,138,903
Wolters Kluwer NV	79,921	12,027,930

TOTAL NETHERLANDS		102,986,794

NEW ZEALAND — (0.3%)
#Chorus, Ltd.	213,540	909,810
Contact Energy, Ltd.	112,594	577,661
Fisher & Paykel Healthcare Corp., Ltd.	102,344	1,724,205
Mainfreight, Ltd.	18,733	753,798
Spark New Zealand, Ltd.	606,484	1,711,894

TOTAL NEW ZEALAND		5,677,368

NORWAY — (0.8%)
Aker BP ASA	101,438	2,491,490
Atea ASA	5,551	71,379
ΩBW LPG, Ltd.	56,598	823,353
Equinor ASA	238,910	6,449,447
Equinor ASA, Sponsored ADR	1,936	51,478
Frontline PLC	54,277	1,298,337
Hafnia, Ltd.	137,022	1,041,818
Hoegh Autoliners ASA	63,600	673,092
Kongsberg Gruppen ASA	4,299	305,126
Mowi ASA	2,994	52,977
Protector Forsikring ASA	15,664	319,669
Schibsted ASA, Class A	13,887	398,522
Schibsted ASA, Class B	9,558	268,594
Storebrand ASA	149,209	1,440,331
Telenor ASA	75,649	873,702
Var Energi ASA	77,076	253,205
Wallenius Wilhelmsen ASA	39,592	402,565

TOTAL NORWAY		17,215,085

PORTUGAL — (0.2%)
Galp Energia SGPS SA	127,608	2,756,201
Jeronimo Martins SGPS SA	30,664	634,441

TOTAL PORTUGAL		3,390,642

SINGAPORE — (1.0%)
DBS Group Holdings, Ltd.	478,330	12,241,039
Sembcorp Industries, Ltd.	361,100	1,421,893
Singapore Airlines, Ltd.	566,100	2,714,789
Singapore Exchange, Ltd.	371,700	2,551,136
Singapore Technologies Engineering, Ltd.	538,300	1,590,724

TOTAL SINGAPORE		20,519,581

SPAIN — (2.2%)
Acciona SA	977	113,555
ΩAena SME SA	25,725	4,720,133
Amadeus IT Group SA	157,498	10,063,921
Banco Bilbao Vizcaya Argentaria SA	268,485	2,921,030
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	129,252	1,384,289
Endesa SA	106,741	1,951,681
*Ferrovial SE	1,050	37,959
*Iberdrola SA	50,525	621,818
#Industria de Diseno Textil SA	177,819	8,147,241
Naturgy Energy Group SA	20,394	517,248
Repsol SA	393,439	6,194,614

8

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
Telefonica SA	2,051,268	$9,225,146

TOTAL SPAIN		45,898,635

SWEDEN — (2.8%)
AddTech AB, B Shares	78,993	1,675,450
Atlas Copco AB, Class A	756,837	13,477,145
Atlas Copco AB, Class B	177,915	2,715,109
#Avanza Bank Holding AB	43,583	947,431
Axfood AB	42,710	1,110,564
Epiroc AB, Class A	135,953	2,561,528
Epiroc AB, Class B	46,419	780,706
Fortnox AB	186,274	1,109,576
#H & M Hennes & Mauritz AB, Class B	190,198	3,062,846
HMS Networks AB	4,698	177,033
Indutrade AB	62,781	1,476,877
Kindred Group PLC	34,545	389,642
Lagercrantz Group AB, Class B	60,160	898,352
Lifco AB, Class B	16,575	407,734
*Millicom International Cellular SA	76,751	1,587,339
#Nordnet AB publ	56,660	1,028,314
*Sectra AB, Class B	41,433	827,460
#SSAB AB, Class A	76,174	433,479
#SSAB AB, Class B	279,190	1,584,703
Tele2 AB, B Shares	298,500	2,803,902
Telefonaktiebolaget LM Ericsson, Class B	769,169	3,939,784
Telia Co. AB	1,115,519	2,567,262
Volvo AB, Class A	25,562	681,908
Volvo AB, Class B	496,187	12,811,650

TOTAL SWEDEN		59,055,794

SWITZERLAND — (7.6%)
ABB, Ltd., Registered	186,171	9,112,159
Geberit AG, Registered	14,293	7,692,335
Givaudan SA, Registered	358	1,540,280
#Kuehne + Nagel International AG, Class R	21,322	5,665,563
Nestle SA, Registered	497,947	50,058,021
Partners Group Holding AG	10,640	13,799,575
Roche Holding AG	6,456	1,695,039
Roche Holding AG	209,663	50,429,764
*SGS SA, Registered	58,497	5,170,110
Sika AG, Registered	7,811	2,242,421
Sonova Holding AG	13,209	3,678,328
Straumann Holding AG, Class R	13,856	1,858,243
Swisscom AG, Registered	4,791	2,630,179
ΩVAT Group AG	10,842	5,469,763

TOTAL SWITZERLAND		161,041,780

UNITED KINGDOM — (13.0%)
Admiral Group PLC	101,072	3,453,733
ΩAirtel Africa PLC	360,393	500,452
Anglo American PLC	4,112	135,620
Ashtead Group PLC	250,571	18,329,336
AstraZeneca PLC	58,234	8,795,293
AstraZeneca PLC, Sponsored ADR	70,543	5,352,803
ΩAuto Trader Group PLC	376,093	3,288,924
B&M European Value Retail SA	429,321	2,789,998
BP PLC, Sponsored ADR	844,239	32,731,146
BT Group PLC	2,134,535	2,742,237
Burberry Group PLC	37,590	541,519
Centrica PLC	3,797,119	6,083,435

9

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Compass Group PLC	327,727	$9,159,269
Computacenter PLC	18,600	601,345
Diageo PLC	151,189	5,254,311
Diageo PLC, Sponsored ADR	72,548	10,023,232
Experian PLC	260,775	10,592,566
Glencore PLC	2,053,392	12,025,236
GSK PLC	1,205,998	25,263,697
#GSK PLC, ADR	16,519	684,548
Haleon PLC	381,034	1,619,787
Hargreaves Lansdown PLC	144,575	1,473,212
Howden Joinery Group PLC	276,511	3,032,989
IMI PLC	88,105	1,932,810
Imperial Brands PLC	546,954	12,522,763
Intertek Group PLC	81,964	5,074,065
ITV PLC	5,885	5,180
JD Sports Fashion PLC	1,024,720	1,483,260
Legal & General Group PLC	1,867,815	5,519,506
Man Group PLC	72,853	234,989
Marks & Spencer Group PLC	980,825	3,141,568
Next PLC	61,824	6,973,324
Reckitt Benckiser Group PLC	28,777	1,609,952
RELX PLC, Sponsored ADR	405,235	16,691,630
Rentokil Initial PLC	485,049	2,472,527
Rightmove PLC	313,693	2,022,863
Rio Tinto PLC	188,070	12,886,055
Shell PLC, ADR	21,101	1,512,098
Softcat PLC	1,126	22,121
*SSE PLC	101,743	2,123,070
St James’s Place PLC	1,963	10,707
Unilever PLC	842	43,648
Unilever PLC, Sponsored ADR	675,774	35,038,882
TOTAL UNITED KINGDOM		275,795,706

TOTAL COMMON STOCKS		2,027,329,040

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG	13,106	1,352,319
ΩDr. Ing. h.c. F. Porsche AG	11,317	1,012,834
Sartorius AG	7,824	2,361,681
Volkswagen AG	55,355	6,815,573

TOTAL GERMANY		11,542,407

TOTAL PREFERRED STOCKS		11,542,407

RIGHT/WARRANT — (0.0%)
CANADA — (0.0%)
*»Constellation Software, Inc. 3/31/2040	2,724	—

TOTAL CANADA		—

TOTAL RIGHT/WARRANT		—

TOTAL INVESTMENT SECURITIES — (96.4%) (Cost $1,838,449,689)		2,038,871,447

SECURITIES LENDING COLLATERAL — (3.6%)
@§The DFA Short Term Investment Fund	6,622,884	76,613,519

TOTAL INVESTMENTS — (100.0%) (Cost $1,915,063,208)		$2,115,484,966

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities

10

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund
ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$128,077,548	$—	$—	$128,077,548
Austria	3,086,040	—	—	3,086,040
Belgium	15,877,066	—	—	15,877,066
Canada	212,663,234	—	—	212,663,234
Denmark	74,225,885	—	—	74,225,885
Finland	14,634,170	—	—	14,634,170
France	211,542,215	—	—	211,542,215
Germany	130,382,976	—	—	130,382,976
Hong Kong	32,564,821	—	—	32,564,821
Ireland	7,132,622	—	—	7,132,622
Israel	12,471,406	—	—	12,471,406
Italy	50,135,673	—	—	50,135,673
Japan	442,953,999	—	—	442,953,999
Netherlands	102,986,794	—	—	102,986,794
New Zealand	5,677,368	—	—	5,677,368
Norway	17,215,085	—	—	17,215,085
Portugal	3,390,642	—	—	3,390,642
Singapore	20,519,581	—	—	20,519,581
Spain	45,898,635	—	—	45,898,635
Sweden	59,055,794	—	—	59,055,794
Switzerland	161,041,780	—	—	161,041,780
United Kingdom	275,795,706	—	—	275,795,706
Preferred Stocks
Germany	11,542,407	—	—	11,542,407
Right/Warrant
Canada	—	—	—	—
Securities Lending Collateral	—	76,613,519	—	76,613,519

Total Investments	$2,038,871,447	$76,613,519	$—	$2,115,484,966

11

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.7%)
BRAZIL — (3.4%)
3R PETROLEUM OLEO E GAS SA	29,991	$191,932
AES Brasil Energia SA	92,058	168,198
*Allianca Saude e Participacoes SA	100	197
Allos SA	201,077	810,034
Alupar Investimento SA	8,761	47,058
Ambev SA	124,900	292,785
Ambev SA, Sponsored ADR	1,262,776	2,929,640
Ambipar Participacoes e Empreendimentos S/A	36,988	71,363
*Anima Holding SA	213,546	139,257
Arezzo Industria e Comercio SA	20,300	203,349
Atacadao SA	103,800	223,698
Auren Energia SA	106,267	237,625
B3 SA - Brasil Bolsa Balcao	2,192,400	4,564,063
Banco Bradesco SA	277,656	662,119
Banco Bradesco SA, Sponsored ADR	76,800	207,360
Banco BTG Pactual SA	420,816	2,711,747
Banco do Brasil SA	790,800	4,183,546
Banco Santander Brasil SA	127,300	709,801
BB Seguridade Participacoes SA	290,600	1,805,352
Bemobi Mobile Tech SA	25,400	57,189
Boa Safra Sementes SA	19,178	67,305
BrasilAgro - Co. Brasileira de Propriedades Agricolas	18,477	91,474
*BRF SA	287,312	935,700
*C&A MODAS SA	82,500	175,407
Caixa Seguridade Participacoes S/A	27,400	82,785
Camil Alimentos SA	71,500	115,739
CCR SA	498,300	1,185,398
Centrais Eletricas Brasileiras SA	593,662	4,336,409
Centrais Eletricas Brasileiras SA, Sponsored ADR	22,500	165,600
*Cia Brasileira de Aluminio	139,010	138,659
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	137,600	2,145,595
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, Sponsored ADR	25,040	391,375
Cia de Saneamento de Minas Gerais Copasa MG	110,300	416,676
Cia De Sanena Do Parana	558,900	2,774,497
Cia De Sanena Do Parana	400	382
Cia Energetica de Minas Gerais	374	826
Cia Energetica de Minas Gerais, Sponsored ADR	304,900	731,760
Cia Siderurgica Nacional SA	320,051	859,545
Cielo SA	631,200	678,317
CM Hospitalar SA	25,793	25,081
*Cogna Educacao SA	1,103,578	462,033
*Construtora Tenda S/A	54,055	128,695
Cosan SA	408,800	1,143,640
Cosan SA, ADR	14,501	160,816
CPFL Energia SA	95,900	590,228
CSU Digital SA	100	344
Cury Construtora e Incorporadora SA	95,000	359,244
Cyrela Brazil Realty SA Empreendimentos e Participacoes	135,392	530,273
ΩDesktop SA	20,246	50,780
Dexco SA	188,887	263,482
Dimed SA Distribuidora da Medicamentos	36,200	78,433
Direcional Engenharia SA	56,795	255,534
EcoRodovias Infraestrutura e Logistica SA	170,612	238,648

1

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
*Embraer SA	201,700	$1,297,813
*Embraer SA, Sponsored ADR	84,075	2,148,116
Empreendimentos Pague Menos S/A	148,049	72,266
*Enauta Participacoes SA	111,229	586,285
Energisa S/A	161,775	1,407,662
*Eneva SA	383,723	916,535
Engie Brasil Energia SA	71,500	564,209
Equatorial Energia SA	578,345	3,413,319
Eternit SA	25,900	35,279
Even Construtora e Incorporadora S/A	64,528	88,393
Ez Tec Empreendimentos e Participacoes S/A	80,000	212,537
Fleury SA	107,916	301,484
Fras-Le SA	35,010	121,786
*Gafisa S/A	38,989	39,267
Gerdau SA, Sponsored ADR	728,148	2,533,953
ΩGPS Participacoes e Empreendimentos SA	94,400	341,494
Grendene SA	118,360	140,668
*Grupo Casas Bahia SA	12,292	16,245
*GRUPO DE MODA SOMA SA	256,900	300,859
Grupo Mateus SA	92,700	132,707
Grupo SBF SA	39,700	85,174
*Guararapes Confeccoes SA	68,374	96,959
*ΩHapvida Participacoes e Investimentos S/A	2,895,577	2,061,446
*Hidrovias do Brasil SA	293,800	248,844
Hospital Mater Dei SA	47,219	51,746
Hypera SA	155,300	884,501
*Infracommerce CXAAS SA	342,250	48,864
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,900	51,429
Iochpe Maxion SA	101,045	239,790
Irani Papel e Embalagem SA	82,200	142,892
*IRB-Brasil Resseguros SA	65,573	537,427
Itau Unibanco Holding SA, Sponsored ADR	21,400	129,470
Jalles Machado SA	120,488	164,119
JBS SA	200,000	904,478
JHSF Participacoes SA	202,445	167,952
JSL SA	39,330	87,795
Kepler Weber SA	95,100	178,160
Klabin SA	607,900	2,702,247
Lavvi Empreendimentos Imobiliarios SA	25,410	42,701
Localiza Rent a Car SA	263,703	2,494,522
LOG Commercial Properties e Participacoes SA	30,000	125,774
*Log-in Logistica Intermodal SA	15,100	112,745
Lojas Quero-Quero SA	87,913	70,560
Lojas Renner SA	288,725	853,959
ΩLWSA SA	247,425	219,589
M Dias Branco SA	100	655
*Magazine Luiza SA	431,060	113,106
»Magazine Luiza SA	48,279	12,761
Mahle Metal Leve SA	27,274	161,231
Marcopolo SA	240	246
*Marfrig Global Foods SA	54,700	99,731
*Marisa Lojas SA	5,752	1,709
Mills Locacao Servicos e Logistica SA	88,888	227,575
Minerva SA	155,400	183,490
ΩMitre Realty Empreendimentos E Participacoes LTDA	28,300	22,659
*Moura Dubeux Engenharia S/A	29,500	65,965
*Movida Participacoes SA	110,549	150,581
*MRV Engenharia e Participacoes SA	233,556	301,909

2

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
*Multilaser Industrial SA	117,700	$43,146
Multiplan Empreendimentos Imobiliarios SA	61,300	270,718
Natura & Co. Holding SA	427,100	1,367,056
Neoenergia SA	32,200	119,156
*Oceanpact Servicos Maritimos SA	8,700	10,541
Odontoprev SA	175,224	403,991
*Oncoclinicas do Brasil Servicos Medicos SA	95,000	134,900
*Orizon Valorizacao de Residuos SA	28,629	213,484
Petroleo Brasileiro SA	699,300	5,971,526
Petroleo Brasileiro SA, Sponsored ADR	189,750	3,058,770
Petroleo Brasileiro SA, Sponsored ADR	74,250	1,260,023
Petroreconcavo S/A	122,000	512,894
Plano & Plano Desenvolvimento Imobiliario SA	42,604	91,240
Porto Seguro SA	91,300	527,744
*Portobello SA	30,600	34,951
Positivo Tecnologia SA	52,800	93,720
PRIO SA	439,600	4,071,077
Raia Drogasil SA	597,935	2,950,971
ΩRede D’Or Sao Luiz SA	177,774	891,768
Romi SA	35,182	68,897
Rumo SA	452,500	1,760,028
Santos Brasil Participacoes SA	137,800	361,043
Sao Martinho S/A	85,000	468,860
*Sendas Distribuidora S/A	111,500	282,240
#*Sendas Distribuidora S/A, ADR	89,763	1,142,683
*ΩSer Educacional SA	40,400	43,026
*Serena Energia SA	89,649	142,177
SIMPAR SA	248,600	277,229
SLC Agricola SA	86,654	319,158
Smartfit Escola de Ginastica e Danca SA	74,300	346,765
Suzano SA	492,600	5,556,018
#Suzano SA, Sponsored ADR	3,300	37,092
Tegma Gestao Logistica SA	17,846	83,392
Telefonica Brasil SA	103,400	944,407
Telefonica Brasil SA, ADR	87,825	811,503
TIM SA	420,663	1,429,237
TIM SA, ADR	2,520	42,916
TOTVS SA	15,113	80,302
Transmissora Alianca de Energia Eletrica S/A	203,300	1,381,456
Tres Tentos Agroindustrial S/A	74,000	144,485
Trisul SA	25,860	22,801
Tupy SA	62,319	312,972
Ultrapar Participacoes SA	298,900	1,490,723
#Ultrapar Participacoes SA, Sponsored ADR	32,300	162,146
Unipar Carbocloro SA	1,936	19,610
Vale SA	80,670	985,048
Vale SA, Sponsored ADR	1,241,200	15,105,404
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	50,551	172,141
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	175,859	241,237
Vibra Energia SA	545,900	2,470,879
Vittia Fertilizantes E Biologicos SA	30,759	33,293
Vivara Participacoes SA	39,300	168,025
Vulcabras SA	75,559	230,769
WEG SA	479,600	3,659,621
Wilson Sons SA	23,100	74,874
Wiz Co.	52,254	69,966
XP, Inc.	3,333	68,215
YDUQS Participacoes SA	175,547	494,150
*Zamp SA	176,300	131,296

TOTAL BRAZIL		132,176,391

3

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHILE — (0.3%)
Aguas Andinas SA, Class A	231,123	$66,236
Banco de Chile	8,194,070	912,738
Banco de Chile, Sponsored ADR	55,949	1,235,354
Banco de Credito e Inversiones SA	16,126	472,277
Banco Santander Chile	4,813,174	218,987
Banco Santander Chile, Sponsored ADR	36,025	647,729
Besalco SA	31,632	18,081
Camanchaca SA	2,668	112
*CAP SA	23,779	170,726
Cencosud SA	1,173,394	2,018,984
Cia Cervecerias Unidas SA	237	1,460
Cia Sud Americana de Vapores SA	6,046,676	473,691
Colbun SA	277,039	35,724
Empresa Nacional de Telecomunicaciones SA	4,171	14,396
Empresas CMPC SA	402,551	798,281
Empresas Copec SA	72,897	522,348
Empresas Lipigas SA	64	243
Enel Americas SA	3,092,839	291,136
Enel Chile SA	12,012,962	716,179
*Engie Energia Chile SA	118,112	97,346
*Falabella SA	365,899	983,538
Forus SA	116	197
Grupo Security SA	2,084	596
Instituto de Diagnostico SA	124	191
Inversiones Aguas Metropolitanas SA	99,550	77,258
Inversiones La Construccion SA	2,696	23,689
Multiexport Foods SA	580	142
Parque Arauco SA	53,632	81,057
PAZ Corp. SA	400	259
Plaza SA	400	584
Ripley Corp. SA	336,923	75,493
Salfacorp SA	52,738	30,067
Sigdo Koppers SA	4,830	5,968
SMU SA	377,473	70,275
Sociedad Matriz SAAM SA	172,028	18,750
#Sociedad Quimica y Minera de Chile SA, Sponsored ADR	28,522	1,303,170
Socovesa SA	972	90
SONDA SA	55,132	24,539
Vina Concha y Toro SA	58,694	78,578

TOTAL CHILE		11,486,469

CHINA — (23.4%)
*360 Security Technology, Inc., Class A	126,500	148,773
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	95,800	220,581
Ω3SBio, Inc.	2,489,500	1,998,934
*5I5J Holding Group Co., Ltd., Class A	130,400	35,598
AAC Technologies Holdings, Inc.	620,000	1,981,793
Accelink Technologies Co., Ltd., Class A	13,700	71,079
Addsino Co., Ltd., Class A	14,500	14,314
Advanced Technology & Materials Co., Ltd., Class A	44,300	53,932
AECC Aero-Engine Control Co., Ltd., Class A	31,100	83,872
AECC Aviation Power Co., Ltd., Class A	35,000	170,634
Aerospace Hi-Tech Holdings Group, Ltd., Class A	39,100	44,637
#*Agile Group Holdings, Ltd.	484,000	37,130
Agricultural Bank of China, Ltd., Class H	10,813,000	4,852,661

4

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Aier Eye Hospital Group Co., Ltd., Class A	311,347	$553,758
*Air China, Ltd., Class H	500,000	251,880
Aisino Corp., Class A	66,700	78,260
#ΩAK Medical Holdings, Ltd.	302,000	227,044
Alibaba Group Holding, Ltd., Class SW	6,323,000	60,107,790
Alibaba Group Holding, Ltd., Sponsored ADR	47,990	3,592,052
#*Alibaba Health Information Technology, Ltd.	1,860,000	703,933
*Alibaba Pictures Group, Ltd.	8,280,000	497,571
#ΩA-Living Smart City Services Co., Ltd.	387,000	148,443
Allmed Medical Products Co., Ltd., Class A	27,400	31,091
Aluminum Corp. of China, Ltd., Class H	3,102,000	2,074,293
Amlogic Shanghai Co., Ltd., Class A	3,504	28,103
Amoy Diagnostics Co., Ltd., Class A	14,700	44,346
An Hui Wenergy Co., Ltd., Class A	100	115
*ANE Cayman, Inc.	61,500	41,203
Angang Steel Co., Ltd., Class H	362,000	60,170
Angel Yeast Co., Ltd., Class A	32,800	134,855
ΩAngelalign Technology, Inc.	23,200	234,337
Anhui Anke Biotechnology Group Co., Ltd., Class A	69,300	97,649
Anhui Conch Cement Co., Ltd., Class H	717,500	1,675,133
Anhui Construction Engineering Group Co., Ltd., Class A	91,600	61,252
Anhui Expressway Co., Ltd., Class H	206,000	227,039
*Anhui Genuine New Materials Co., Ltd., Class A	18,000	14,493
Anhui Guangxin Agrochemical Co., Ltd., Class A	25,036	51,087
Anhui Gujing Distillery Co., Ltd., Class A	13,200	493,643
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	69,900	123,070
Anhui Honglu Steel Construction Group Co., Ltd., Class A	5,000	13,133
*Anhui Jianghuai Automobile Group Corp., Ltd., Class A	24,600	53,114
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	34,640	22,638
Anhui Jinhe Industrial Co., Ltd., Class A	27,536	93,432
Anhui Kouzi Distillery Co., Ltd., Class A	29,900	172,401
*Anhui Tatfook Technology Co., Ltd., Class A	37,600	42,458
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	32,760	49,007
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	65,400	68,800
Anhui Yingjia Distillery Co., Ltd., Class A	30,200	295,631
Anhui Zhongding Sealing Parts Co., Ltd., Class A	51,400	93,191
Anji Microelectronics Technology Shanghai Co., Ltd., Class A	3,518	80,154
Anjoy Foods Group Co., Ltd., Class A	5,100	64,888
Anker Innovations Technology Co., Ltd., Class A	18,400	219,112
ANTA Sports Products, Ltd.	733,600	8,413,532
*ΩAntengene Corp., Ltd.	194,500	25,366
*Anton Oilfield Services Group	4,000	220
Aoshikang Technology Co., Ltd., Class A	20,500	74,024
*Aotecar New Energy Technology Co., Ltd., Class A	159,000	61,820
Apeloa Pharmaceutical Co., Ltd., Class A	55,600	108,165
ApicHope Pharmaceutical Co., Ltd., Class A	17,700	55,494
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	17,500	42,948
ΩAsiaInfo Technologies, Ltd.	132,000	119,153
Asymchem Laboratories Tianjin Co., Ltd., Class A	16,900	192,582
*Autel Intelligent Technology Corp., Ltd., Class A	22,215	82,392
Autobio Diagnostics Co., Ltd., Class A	27,000	212,264
Avary Holding Shenzhen Co., Ltd., Class A	55,500	184,721
AviChina Industry & Technology Co., Ltd., Class H	1,427,000	616,691
AVICOPTER PLC, Class A	21,500	123,582
Bafang Electric Suzhou Co., Ltd., Class A	4,340	20,836
ΩBAIC Motor Corp., Ltd., Class H	1,441,000	412,704
*Baidu, Inc., Class SW	948,750	12,700,625
*Baidu, Inc., Sponsored ADR	9,247	956,140

5

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Bank of Beijing Co., Ltd., Class A	323,700	$249,036
Bank of Changsha Co., Ltd., Class A	135,000	151,883
Bank of Chengdu Co., Ltd., Class A	126,700	258,538
Bank of China, Ltd., Class H	34,947,000	15,772,888
Bank of Chongqing Co., Ltd., Class H	1,000	607
Bank of Communications Co., Ltd., Class H	3,167,000	2,291,876
Bank of Guiyang Co., Ltd., Class A	100,536	78,178
Bank of Hangzhou Co., Ltd., Class A	197,500	351,271
Bank of Jiangsu Co., Ltd., Class A	554,060	617,239
Bank of Nanjing Co., Ltd., Class A	289,280	371,723
Bank of Ningbo Co., Ltd., Class A	171,170	541,149
Bank of Shanghai Co., Ltd., Class A	199,000	200,291
Bank of Suzhou Co., Ltd., Class A	134,060	139,550
Baoshan Iron & Steel Co., Ltd., Class A	642,300	615,472
*Baosheng Science and Technology Innovation Co., Ltd., Class A	48,300	28,169
Baowu Magnesium Technology Co., Ltd., Class A	9,600	24,500
*Baozun, Inc., Class A	6,200	5,351
Bear Electric Appliance Co., Ltd., Class A	7,300	58,849
Befar Group Co., Ltd., Class A	122,800	67,893
Beibuwan Port Co., Ltd., Class A	100	111
*BeiGene, Ltd.	172,100	2,081,606
*BeiGene, Ltd., Sponsored ADR	745	114,685
*Beijing Bei Mo Gao Ke Friction Material Co., Ltd., Class A	16,300	56,049
Beijing Capital Development Co., Ltd., Class A	126,600	48,176
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	101,000	40,384
*Beijing Capital International Airport Co., Ltd., Class H	1,128,000	360,559
Beijing Career International Co., Ltd., Class A	8,500	24,294
Beijing Certificate Authority Co., Ltd., Class A	8,800	25,212
#*Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	8,250	12,236
*Beijing Compass Technology Development Co., Ltd., Class A	9,300	60,586
Beijing Dabeinong Technology Group Co., Ltd., Class A	135,450	87,587
Beijing Dahao Technology Corp., Ltd., Class A	13,300	23,765
Beijing Easpring Material Technology Co., Ltd., Class A	9,100	55,469
Beijing Energy International Holding Co., Ltd.	302,000	5,560
Beijing Enlight Media Co., Ltd., Class A	64,400	83,109
Beijing Enterprises Holdings, Ltd.	368,000	1,180,995
#Beijing Enterprises Water Group, Ltd.	2,798,000	708,336
Beijing GeoEnviron Engineering & Technology, Inc., Class A	70,600	64,050
*Beijing Haixin Energy Technology Co., Ltd., Class A	117,300	38,329
*Beijing Jetsen Technology Co., Ltd., Class A	34,100	24,166
Beijing Jingneng Clean Energy Co., Ltd., Class H	854,000	208,554
*Beijing Jingxi Culture & Tourism Co., Ltd., Class A	100	82
*Beijing Jingyuntong Technology Co., Ltd., Class A	135,600	65,248
Beijing Kingsoft Office Software, Inc., Class A	2,000	85,482
*Beijing Leike Defense Technology Co., Ltd., Class A	65,700	39,766
Beijing New Building Materials PLC, Class A	50,800	229,383
*Beijing North Star Co., Ltd., Class H	2,000	171
*Beijing Orient Landscape & Environment Co., Ltd., Class A	81,600	9,563
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	41,500	42,799
Beijing Originwater Technology Co., Ltd., Class A	59,379	40,116
Beijing Roborock Technology Co., Ltd., Class A	5,163	302,550
Beijing Sanlian Hope Shin-Gosen Technical Service Co., Ltd., Class A	11,200	22,669
Beijing Science Sun Pharmaceutical Co., Ltd., Class A	14,500	15,294
*Beijing Shiji Information Technology Co., Ltd., Class A	254	252
*Beijing Shougang Co., Ltd., Class A	127,600	56,121
*Beijing Shunxin Agriculture Co., Ltd., Class A	28,200	72,746
*Beijing Sinnet Technology Co., Ltd., Class A	34,400	44,488
Beijing SL Pharmaceutical Co., Ltd., Class A	50,300	59,781

6

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Beijing SPC Environment Protection Tech Co., Ltd., Class A	81,300	$51,114
Beijing Strong Biotechnologies, Inc., Class A	28,000	71,535
*Beijing Thunisoft Corp., Ltd., Class A	34,700	29,088
Beijing Tiantan Biological Products Corp., Ltd., Class A	61,220	242,839
#Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	167,000	204,341
Beijing Tongrentang Co., Ltd., Class A	39,300	229,364
Beijing Ultrapower Software Co., Ltd., Class A	106,700	142,552
Beijing United Information Technology Co., Ltd., Class A	4,500	16,144
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	16,060	151,190
*Beijing Watertek Information Technology Co., Ltd., Class A	52,200	19,432
Beijing Yanjing Brewery Co., Ltd., Class A	96,700	131,858
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	13,500	63,471
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	11,630	13,918
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	1,024,100	718,696
*Beken Corp., Class A	5,500	16,061
Bestore Co., Ltd., Class A	15,500	32,141
Bestsun Energy Co., Ltd., Class A	200	104
*Bestway Marine & Energy Technology Co., Ltd., Class A	84,900	44,715
Bethel Automotive Safety Systems Co., Ltd., Class A	15,300	121,359
Betta Pharmaceuticals Co., Ltd., Class A	3,000	17,261
BGI Genomics Co., Ltd., Class A	14,118	80,060
Biem.L.Fdlkk Garment Co., Ltd., Class A	25,200	103,712
#*Bilibili, Inc., Class Z	103,440	1,359,591
Binjiang Service Group Co., Ltd.	4,000	8,950
Black Peony Group Co., Ltd., Class A	39,200	25,240
Bloomage Biotechnology Corp., Ltd., Class A	14,817	125,638
Blue Sail Medical Co., Ltd., Class A	49,355	38,583
*Bluefocus Intelligent Communications Group Co., Ltd., Class A	93,800	84,062
Bluestar Adisseo Co., Class A	35,200	48,435
ΩBOC Aviation, Ltd.	94,000	751,164
BOC International China Co., Ltd., Class A	101,400	143,860
BOE Technology Group Co., Ltd., Class A	1,160,600	697,677
BOE Varitronix, Ltd.	194,000	135,432
*Bohai Leasing Co., Ltd., Class A	163,500	56,131
Bosideng International Holdings, Ltd.	2,812,000	1,628,696
Bright Dairy & Food Co., Ltd., Class A	20,900	26,021
Bright Real Estate Group Co., Ltd., Class A	200	55
BrightGene Bio-Medical Technology Co., Ltd., Class A	17,416	74,414
Brilliance China Automotive Holdings, Ltd.	1,230,000	1,028,512
B-Soft Co., Ltd., Class A	59,480	35,017
*BTG Hotels Group Co., Ltd., Class A	7,600	16,074
BYD Co., Ltd.	462,500	12,749,322
BYD Electronic International Co., Ltd.	442,500	1,504,948
By-health Co., Ltd., Class A	47,200	103,082
*C&D International Investment Group, Ltd.	375,261	749,447
C&S Paper Co., Ltd., Class A	13,100	16,057
Caitong Securities Co., Ltd., Class A	136,590	144,444
Camel Group Co., Ltd., Class A	57,500	65,325
Cangzhou Mingzhu Plastic Co., Ltd., Class A	82,000	42,170
Canmax Technologies Co., Ltd., Class A	42,870	125,307
Canny Elevator Co., Ltd., Class A	28,100	27,043
Capital Environment Holdings, Ltd.	8,000	85
Castech, Inc., Class A	14,600	53,827
*CCCC Design & Consulting Group Co., Ltd., Class A	42,900	63,998
CCS Supply Chain Management Co., Ltd., Class A	52,800	33,997
CECEP Solar Energy Co., Ltd., Class A	151,800	107,996
*CECEP Techand Ecology & Environment Co., Ltd., Class A	200	47
CECEP Wind-Power Corp., Class A	185,880	80,472

7

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Central China Securities Co., Ltd., Class H	153,000	$21,714
CETC Cyberspace Security Technology Co., Ltd., Class A	6,900	16,953
CETC Potevio Science&Technology Co., Ltd., Class A	35,300	121,188
*CGN Mining Co., Ltd.	780,000	204,444
CGN New Energy Holdings Co., Ltd.	1,102,000	329,704
CGN Nuclear Technology Development Co., Ltd., Class A	50,400	45,029
ΩCGN Power Co., Ltd., Class H	5,506,000	1,851,478
Changchun Faway Automobile Components Co., Ltd., Class A	39,600	48,320
Changchun High-Tech Industry Group Co., Ltd., Class A	18,400	286,822
Changjiang Securities Co., Ltd., Class A	51,900	40,573
Changzhou Qianhong Biopharma Co., Ltd., Class A	45,000	33,131
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	5,300	97,444
Chaozhou Three-Circle Group Co., Ltd., Class A	41,300	158,983
*ChemPartner PharmaTech Co., Ltd., Class A	18,300	13,297
Cheng De Lolo Co., Ltd., Class A	68,000	86,348
Chengdu ALD Aviation Manufacturing Corp., Class A	13,100	24,383
*Chengdu CORPRO Technology Co., Ltd., Class A	27,000	61,051
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	17,600	34,773
Chengdu Galaxy Magnets Co., Ltd., Class A	15,800	34,354
Chengdu Hongqi Chain Co., Ltd., Class A	99,300	73,931
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	16,000	47,870
Chengdu Kanghua Biological Products Co., Ltd., Class A	8,700	75,353
Chengdu Leejun Industrial Co., Ltd., Class A	49,200	39,615
Chengdu Wintrue Holding Co., Ltd., Class A	87,000	97,280
Chengdu Xingrong Environment Co., Ltd., Class A	54,400	53,478
*Chengtun Mining Group Co., Ltd., Class A	69,000	46,711
Chenguang Biotech Group Co., Ltd., Class A	29,300	38,176
Chengxin Lithium Group Co., Ltd., Class A	36,200	89,590
Chengzhi Co., Ltd., Class A	55,500	59,227
*Chifeng Jilong Gold Mining Co., Ltd., Class A	76,800	189,751
China Aerospace International Holdings, Ltd.	4,000	161
China Aircraft Leasing Group Holdings, Ltd.	31,000	13,555
China Automotive Engineering Research Institute Co., Ltd., Class A	53,800	152,359
China Baoan Group Co., Ltd., Class A	58,300	84,561
China CAMC Engineering Co., Ltd., Class A	63,400	67,220
China Chunlai Education Group Co., Ltd.	20,000	12,274
#China Cinda Asset Management Co., Ltd., Class H	5,130,000	465,696
China CITIC Bank Corp., Ltd., Class H	6,114,000	3,595,919
China Coal Energy Co., Ltd., Class H	1,525,000	1,540,365
China Communications Services Corp., Ltd., Class H	1,164,000	558,099
China Conch Venture Holdings, Ltd.	958,500	703,446
China Construction Bank Corp., Class H	49,864,000	32,515,010
China CSSC Holdings, Ltd., Class A	59,100	297,417
*China CYTS Tours Holding Co., Ltd., Class A	28,000	41,964
China Datang Corp. Renewable Power Co., Ltd., Class H	1,376,000	293,807
China Design Group Co., Ltd., Class A	41,300	55,804
*»China Dili Group	76,000	1,203
#ΩChina East Education Holdings, Ltd.	352,500	106,815
#*China Eastern Airlines Corp., Ltd., Class H	804,000	208,679
*China Education Group Holdings, Ltd.	805,466	460,343
China Electronics Huada Technology Co., Ltd.	112,000	18,759
China Energy Engineering Corp., Ltd., Class A	2,216	672
China Energy Engineering Corp., Ltd., Class H	112,000	11,313
China Everbright Bank Co., Ltd., Class H	744,000	226,400
#China Everbright Environment Group, Ltd.	1,945,000	793,299
*China Express Airlines Co., Ltd., Class A	17,000	15,376
ΩChina Feihe, Ltd.	2,620,000	1,440,444
*China Film Co., Ltd., Class A	60,500	99,263

8

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Foods, Ltd.	88,000	$33,754
China Galaxy Securities Co., Ltd., Class H	2,466,000	1,346,318
China Gas Holdings, Ltd.	2,242,000	2,109,794
China Glass Holdings, Ltd.	2,000	210
#*China Gold International Resources Corp., Ltd.	218,700	1,282,079
*China Grand Automotive Services Group Co., Ltd., Class A	223,300	46,181
China Great Wall Securities Co., Ltd., Class A	30,000	31,684
China Greatwall Technology Group Co., Ltd., Class A	16,000	21,575
China Green Electricity Investment of Tianjin Co., Ltd., Class A	92,600	118,863
China Hanking Holdings, Ltd.	153,000	20,736
China Harmony Auto Holding, Ltd.	109,500	7,140
*China High Speed Railway Technology Co., Ltd., Class A	133,100	40,189
China Hongqiao Group, Ltd.	1,656,500	2,308,578
ΩChina International Capital Corp., Ltd., Class H	458,000	557,480
*China Jinmao Holdings Group, Ltd.	3,245,807	278,051
China Jushi Co., Ltd., Class A	142,357	234,156
China Kepei Education Group, Ltd.	104,000	19,813
China Kings Resources Group Co., Ltd., Class A	19,992	91,733
China Leadshine Technology Co., Ltd., Class A	15,200	41,935
China Lesso Group Holdings, Ltd.	1,085,000	457,794
China Life Insurance Co., Ltd., Class H	2,523,000	3,361,333
China Lilang, Ltd.	43,000	26,390
*ΩChina Literature, Ltd.	241,800	873,376
China Longyuan Power Group Corp., Ltd., Class H	1,151,000	810,874
#*China Maple Leaf Educational Systems, Ltd.	4,000	189
#China Medical System Holdings, Ltd.	1,046,000	937,511
China Meheco Co., Ltd., Class A	52,740	80,859
China Meidong Auto Holdings, Ltd.	546,000	178,016
China Mengniu Dairy Co., Ltd.	1,911,000	4,011,996
China Merchants Bank Co., Ltd., Class H	1,544,000	6,781,108
China Merchants Energy Shipping Co., Ltd., Class A	278,200	327,184
*China Merchants Port Holdings Co., Ltd.	1,044,254	1,383,224
China Merchants Property Operation & Service Co., Ltd., Class A	11,400	16,787
ΩChina Merchants Securities Co., Ltd., Class H	45,400	37,905
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	116,500	136,049
China Minsheng Banking Corp., Ltd., Class H	2,634,500	966,733
China National Accord Medicines Corp., Ltd., Class A	9,100	44,076
China National Building Material Co., Ltd., Class H	3,066,000	1,195,635
China National Chemical Engineering Co., Ltd., Class A	102,600	97,607
China National Medicines Corp., Ltd., Class A	27,400	131,278
China National Nuclear Power Co., Ltd., Class A	659,200	839,797
ΩChina New Higher Education Group, Ltd.	369,000	110,872
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	84,300	59,277
China Nonferrous Mining Corp., Ltd.	861,000	787,111
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	91,700	244,012
*China Oil & Gas Group, Ltd.	460,000	12,351
China Oilfield Services, Ltd., Class H	1,144,000	1,231,586
China Overseas Grand Oceans Group, Ltd.	1,245,879	269,209
China Overseas Land & Investment, Ltd.	1,482,000	2,762,691
#China Overseas Property Holdings, Ltd.	950,000	581,816
China Pacific Insurance Group Co., Ltd., Class H	1,689,400	3,732,526
China Petroleum & Chemical Corp., Class H	13,920,000	8,400,552
China Power International Development, Ltd.	6,026,000	2,434,685
*China Qinfa Group, Ltd.	90,000	7,019
China Railway Group, Ltd., Class H	2,562,000	1,270,976
China Railway Hi-tech Industry Co., Ltd., Class A	19,500	21,051
ΩChina Railway Signal & Communication Corp., Ltd., Class H	704,000	274,536
China Railway Tielong Container Logistics Co., Ltd., Class A	77,900	65,409

9

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#*»ΩChina Renaissance Holdings, Ltd.	66,900	$11,633
China Resources Beer Holdings Co., Ltd.	804,000	3,700,711
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	10,000	43,375
China Resources Building Materials Technology Holdings, Ltd.	1,488,000	253,035
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	19,100	57,329
China Resources Gas Group, Ltd.	661,400	2,092,984
China Resources Land, Ltd.	2,069,500	7,527,908
*China Resources Medical Holdings Co., Ltd.	570,000	301,718
China Resources Microelectronics, Ltd., Class A	36,176	182,003
ΩChina Resources Mixc Lifestyle Services, Ltd.	271,200	965,698
ΩChina Resources Pharmaceutical Group, Ltd.	2,889,500	1,876,779
China Resources Power Holdings Co., Ltd.	876,000	2,184,064
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	31,600	261,280
#China Risun Group, Ltd.	1,009,000	406,376
*»China Ruifeng Renewable Energy Holdings, Ltd.	800	25
#*China Ruyi Holdings, Ltd.	3,148,000	792,917
*China Sanjiang Fine Chemicals Co., Ltd.	83,000	19,845
China Shenhua Energy Co., Ltd., Class H	1,872,500	7,828,818
#*China Southern Airlines Co., Ltd., Class H	978,000	355,127
China State Construction Development Holdings, Ltd.	48,000	15,036
China State Construction Engineering Corp., Ltd., Class A	1,329,300	982,366
China State Construction International Holdings, Ltd.	1,316,000	1,393,198
*China Sunshine Paper Holdings Co., Ltd.	97,000	23,316
China Suntien Green Energy Corp., Ltd., Class H	485,000	199,055
China Taiping Insurance Holdings Co., Ltd.	682,800	628,568
China Testing & Certification International Group Co., Ltd., Class A	31,974	32,975
*»China Tianrui Group Cement Co., Ltd.	2,000	12
*China Tianying, Inc., Class A	148,500	95,820
#China Tobacco International HK Co., Ltd.	63,000	96,822
China Tourism Group Duty Free Corp., Ltd., Class A	1,400	14,458
#ΩChina Tourism Group Duty Free Corp., Ltd., Class H	14,600	129,830
ΩChina Tower Corp., Ltd., Class H	38,358,000	4,512,013
China Traditional Chinese Medicine Holdings Co., Ltd.	2,134,000	1,165,062
*China TransInfo Technology Co., Ltd., Class A	7,500	10,144
China Travel International Investment Hong Kong, Ltd.	868,000	139,835
China Tungsten And Hightech Materials Co., Ltd., Class A	20,540	30,585
#China Vanke Co., Ltd., Class H	978,319	579,146
China Water Affairs Group, Ltd.	36,000	22,416
China West Construction Group Co., Ltd., Class A	67,300	55,024
China World Trade Center Co., Ltd., Class A	27,800	89,269
*China XLX Fertiliser, Ltd.	147,000	67,286
China Yangtze Power Co., Ltd., Class A	751,107	2,670,782
China Yongda Automobiles Services Holdings, Ltd.	2,583,500	703,582
*ΩChina Yuhua Education Corp., Ltd.	628,000	54,600
China Zhenhua Group Science & Technology Co., Ltd., Class A	4,900	31,536
China Zheshang Bank Co., Ltd., Class H	1,302,900	376,484
*China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	62,300	18,038
*<»China Zhongwang Holdings, Ltd.	250,000	10,069
Chinasoft International, Ltd.	1,328,000	806,526
Chongqing Brewery Co., Ltd., Class A	22,100	214,420
Chongqing Department Store Co., Ltd., Class A	18,800	67,575
*»Chongqing Dima Industry Co., Ltd., Class A	400	55
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	71,524	134,706
Chongqing Fuling Zhacai Group Co., Ltd., Class A	16,500	32,327
Chongqing Gas Group Corp., Ltd., Class A	45,200	37,329
Chongqing Machinery & Electric Co., Ltd., Class H	2,000	174
Chongqing Rural Commercial Bank Co., Ltd., Class H	800,000	343,681
Chongqing Sanfeng Environment Group Corp., Ltd., Class A	21,000	23,626

10

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Chongqing Zaisheng Technology Corp., Ltd., Class A	35,800	$15,844
Chongqing Zhifei Biological Products Co., Ltd., Class A	84,250	407,720
Chongqing Zongshen Power Machinery Co., Ltd., Class A	56,100	90,729
Chongyi Zhangyuan Tungsten Industry Co., Ltd., Class A	53,820	51,201
Chow Tai Seng Jewellery Co., Ltd., Class A	41,100	90,497
CIMC Enric Holdings, Ltd.	510,000	506,009
Cinda Real Estate Co., Ltd., Class A	200	99
Cisen Pharmaceutical Co., Ltd., Class A	27,300	60,337
CITIC Securities Co., Ltd., Class H	829,125	1,331,485
CITIC, Ltd.	3,778,000	3,608,354
City Development Environment Co., Ltd., Class A	46,500	78,922
*Citychamp Watch & Jewellery Group, Ltd.	128,000	17,020
*CMGE Technology Group, Ltd.	834,000	142,889
CMOC Group, Ltd., Class H	1,878,000	1,781,665
CMST Development Co., Ltd., Class A	95,900	68,491
CNGR Advanced Material Co., Ltd., Class A	7,200	52,067
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	154,500	98,201
CNOOC Energy Technology & Services, Ltd., Class A	130,200	73,062
CNSIG Inner Mongolia Chemical Industry Co., Ltd., Class A	76,960	82,659
COFCO Biotechnology Co., Ltd., Class A	38,600	33,528
#*COFCO Joycome Foods, Ltd.	2,105,000	479,070
COFCO Sugar Holding Co., Ltd., Class A	30,500	42,304
Concord New Energy Group, Ltd.	2,100,000	163,786
Contec Medical Systems Co., Ltd., Class A	16,500	36,717
Contemporary Amperex Technology Co., Ltd., Class A	164,360	4,591,144
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	780,000	918,504
CPMC Holdings, Ltd.	87,000	74,528
CQ Pharmaceutical Holding Co., Ltd., Class A	92,200	69,281
CRRC Corp., Ltd., Class H	1,946,000	1,079,839
Crystal Clear Electronic Material Co., Ltd., Class A	26,800	27,713
ΩCSC Financial Co., Ltd., Class H	302,000	231,678
CSG Holding Co., Ltd., Class A	45,200	34,961
CSPC Innovation Pharmaceutical Co., Ltd., Class A	36,480	172,367
CSPC Pharmaceutical Group, Ltd.	6,216,000	5,150,064
CSSC Science & Technology Co., Ltd., Class A	10,000	21,964
CTS International Logistics Corp., Ltd., Class A	71,400	65,464
Daan Gene Co., Ltd., Class A	82,260	79,278
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	94,600	62,606
Dalipal Holdings, Ltd.	214,000	136,808
Daqin Railway Co., Ltd., Class A	406,300	387,649
Dashang Co., Ltd., Class A	18,400	51,804
DaShenLin Pharmaceutical Group Co., Ltd., Class A	59,166	177,671
#Datang International Power Generation Co., Ltd., Class H	1,064,000	210,863
DBG Technology Co., Ltd., Class A	27,000	84,243
DeHua TB New Decoration Materials Co., Ltd., Class A	46,400	68,196
DHC Software Co., Ltd., Class A	115,800	87,334
Dian Diagnostics Group Co., Ltd., Class A	30,300	58,904
Digital China Group Co., Ltd., Class A	11,600	49,324
Digital China Information Service Group Co., Ltd., Class A	50,500	94,066
*Do-Fluoride New Materials Co., Ltd., Class A	44,380	84,624
Dong-E-E-Jiao Co., Ltd., Class A	10,600	100,433
Dongfang Electric Corp., Ltd., Class H	57,600	78,654
Dongfang Electronics Co., Ltd., Class A	71,500	103,608
Dongguan Aohai Technology Co., Ltd., Class A	11,800	54,551
Dongguan Development Holdings Co., Ltd., Class A	50,900	70,950
*Dongjiang Environmental Co., Ltd., Class H	400	90
Dongxing Securities Co., Ltd., Class A	124,300	151,156
Dongyue Group, Ltd.	1,585,000	1,404,394

11

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Dynagreen Environmental Protection Group Co., Ltd., Class H	71,000	$25,872
East Money Information Co., Ltd., Class A	379,599	683,000
E-Commodities Holdings, Ltd.	658,000	136,291
Ecovacs Robotics Co., Ltd., Class A	16,200	110,674
*Edan Instruments, Inc., Class A	25,000	34,469
Edifier Technology Co., Ltd., Class A	11,900	21,050
*Edvantage Group Holdings, Ltd.	49,740	15,708
EEKA Fashion Holdings, Ltd.	130,500	216,910
Electric Connector Technology Co., Ltd., Class A	4,000	23,549
»Elion Energy Co., Ltd., Class A	195,190	55,169
ENN Energy Holdings, Ltd.	480,300	4,154,387
ENN Natural Gas Co., Ltd., Class A	75,800	188,744
Eoptolink Technology, Inc., Ltd., Class A	10,640	126,895
Era Co., Ltd., Class A	60,200	38,346
Essex Bio-technology, Ltd.	1,000	294
Eternal Asia Supply Chain Management, Ltd., Class A	142,400	70,877
EVA Precision Industrial Holdings, Ltd.	2,000	202
Eve Energy Co., Ltd., Class A	23,600	120,295
#Ever Sunshine Services Group, Ltd.	400,000	84,897
*Everbright Jiabao Co., Ltd., Class A	200	63
ΩEverbright Securities Co., Ltd., Class H	137,200	96,832
#*ΩEverest Medicines, Ltd.	9,000	28,135
*Fangda Carbon New Material Co., Ltd., Class A	67,100	46,905
*Fangda Special Steel Technology Co., Ltd., Class A	127,800	73,301
*FAW Jiefang Group Co., Ltd., Class A	21,700	26,867
FAWER Automotive Parts Co., Ltd., Class A	82,985	65,446
Fiberhome Telecommunication Technologies Co., Ltd., Class A	44,600	108,718
Fibocom Wireless, Inc., Class A	11,200	26,761
Financial Street Holdings Co., Ltd., Class A	162,900	69,401
First Capital Securities Co., Ltd., Class A	146,100	115,624
#Flat Glass Group Co., Ltd., Class H	254,000	617,690
Focus Media Information Technology Co., Ltd., Class A	469,000	420,312
Foshan Haitian Flavouring & Food Co., Ltd., Class A	461,446	2,497,793
Foshan Nationstar Optoelectronics Co., Ltd., Class A	24,300	24,290
Fosun International, Ltd.	431,500	256,543
Founder Securities Co., Ltd., Class A	220,900	273,805
Foxconn Industrial Internet Co., Ltd., Class A	432,200	1,459,944
Fu Shou Yuan International Group, Ltd.	1,062,000	721,017
Fuan Pharmaceutical Group Co., Ltd., Class A	100	58
Fufeng Group, Ltd.	1,540,000	1,128,241
Fujian Boss Software Development Co., Ltd., Class A	36,900	65,884
Fujian Funeng Co., Ltd., Class A	91,745	126,367
Fujian Longking Co., Ltd., Class A	100	190
Fujian Star-net Communication Co., Ltd., Class A	30,300	63,917
Fujian Sunner Development Co., Ltd., Class A	22,200	47,933
ΩFuyao Glass Industry Group Co., Ltd., Class H	352,800	2,122,339
*Gan & Lee Pharmaceuticals Co., Ltd., Class A	13,100	90,380
ΩGanfeng Lithium Group Co., Ltd., Class H	235,160	697,554
Gansu Energy Chemical Co., Ltd., Class A	80,300	38,971
Gansu Shangfeng Cement Co., Ltd., Class A	51,720	49,631
Gaona Aero Material Co., Ltd., Class A	24,400	59,915
G-bits Network Technology Xiamen Co., Ltd., Class A	3,400	91,716
GCL Energy Technology Co., Ltd., Class A	35,400	46,270
#*GCL New Energy Holdings, Ltd.	50,012	2,078
GCL Technology Holdings, Ltd.	471,000	70,458
GD Power Development Co., Ltd., Class A	562,368	397,762
*GDS Holdings, Ltd., Class A	702,900	724,361
Geely Automobile Holdings, Ltd.	2,936,000	3,577,466

12

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
GEM Co., Ltd., Class A	137,600	$132,042
Gemdale Corp., Class A	56,000	30,730
Gemdale Properties & Investment Corp., Ltd.	4,102,000	146,852
*Genimous Technology Co., Ltd., Class A	54,000	49,734
GEPIC Energy Development Co., Ltd., Class A	71,100	61,464
Getein Biotech, Inc., Class A	21,900	28,353
GF Securities Co., Ltd., Class H	353,600	354,450
Giant Network Group Co., Ltd., Class A	68,300	111,025
GigaDevice Semiconductor, Inc., Class A	7,200	78,175
Ginlong Technologies Co., Ltd., Class A	20,200	149,141
*Global New Material International Holdings, Ltd.	22,000	11,505
*Glorious Property Holdings, Ltd.	3,000	4
GoerTek, Inc., Class A	74,700	162,728
GoldenHome Living Co., Ltd., Class A	4,600	13,845
Goldenmax International Group, Ltd., Class A	34,400	32,821
#Goldwind Science & Technology Co., Ltd., Class H	388,600	156,509
#*GOME Retail Holdings, Ltd.	1,048,000	4,422
Goneo Group Co., Ltd., Class A	17,740	292,310
GoodWe Technologies Co., Ltd., Class A	7,934	101,897
*Gosuncn Technology Group Co., Ltd., Class A	54,200	26,678
*Gotion High-tech Co., Ltd., Class A	18,100	46,816
*Grand Industrial Holding Group Co., Ltd., Class A	19,500	14,518
Grand Pharmaceutical Group, Ltd.	905,000	502,186
Grandblue Environment Co., Ltd., Class A	13,000	32,998
*Grandjoy Holdings Group Co., Ltd., Class A	22,300	8,117
Great Wall Motor Co., Ltd.	1,124,000	1,715,921
*Greattown Holdings, Ltd., Class A	20,100	10,891
*Greatview Aseptic Packaging Co., Ltd.	334,000	90,533
Gree Electric Appliances, Inc. of Zhuhai, Class A	86,700	503,492
*Gree Real Estate Co., Ltd., Class A	229,100	184,469
#Greentown China Holdings, Ltd.	583,000	515,078
ΩGreentown Management Holdings Co., Ltd.	502,000	432,604
#Greentown Service Group Co., Ltd.	906,000	415,862
GRG Banking Equipment Co., Ltd., Class A	74,900	123,096
GRG Metrology & Test Group Co., Ltd., Class A	30,400	61,362
Grinm Advanced Materials Co., Ltd., Class A	40,000	53,054
Guangdong Advertising Group Co., Ltd., Class A	59,900	43,771
Guangdong Aofei Data Technology Co., Ltd., Class A	37,919	62,319
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	115,200	89,264
*Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A	86,800	69,412
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	66,200	58,050
Guangdong Dongpeng Holdings Co., Ltd., Class A	58,300	54,820
Guangdong Dowstone Technology Co., Ltd., Class A	21,900	33,003
Guangdong Ellington Electronics Technology Co., Ltd., Class A	53,200	53,105
Guangdong Great River Smarter Logistics Co., Ltd., Class A	11,900	23,331
Guangdong Haid Group Co., Ltd., Class A	61,200	420,800
*Guangdong HEC Technology Holding Co., Ltd., Class A	48,200	58,813
Guangdong Hongda Holdings Group Co., Ltd., Class A	7,100	20,870
Guangdong Hybribio Biotech Co., Ltd., Class A	36,450	31,460
Guangdong Investment, Ltd.	1,622,000	850,279
Guangdong Provincial Expressway Development Co., Ltd., Class A	10,900	15,419
Guangdong Shirongzhaoye Co., Ltd., Class A	100	75
Guangdong Sirio Pharma Co., Ltd., Class A	6,400	34,440
Guangdong South New Media Co., Ltd., Class A	14,900	77,551
Guangdong Topstar Technology Co., Ltd., Class A	13,300	24,921
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	31,100	71,265
Guangdong Zhongnan Iron & Steel Co., Ltd., Class A	82,400	24,880
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	100	209

13

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Guanghui Energy Co., Ltd., Class A	250,300	$255,030
*Guangshen Railway Co., Ltd., Class H	642,000	174,840
*Guangxi Energy Co., Ltd., Class A	120	53
Guangxi Liugong Machinery Co., Ltd., Class A	52,000	75,567
Guangxi LiuYao Group Co., Ltd., Class A	23,600	74,155
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	189,186	63,645
Guangzhou Automobile Group Co., Ltd., Class H	1,240,000	515,266
*Guangzhou Baiyun International Airport Co., Ltd., Class A	46,700	66,641
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	36,000	96,200
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	14,500	47,901
Guangzhou Haige Communications Group, Inc. Co., Class A	75,900	114,065
*Guangzhou Hi-Target Navigation Tech Co., Ltd., Class A	38,500	38,113
Guangzhou KDT Machinery Co., Ltd., Class A	18,300	54,676
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	23,200	122,670
Guangzhou Restaurant Group Co., Ltd., Class A	13,700	34,567
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	6,100	28,200
Guangzhou Tinci Materials Technology Co., Ltd., Class A	46,840	135,619
Guangzhou Wondfo Biotech Co., Ltd., Class A	8,500	32,428
Guangzhou Zhujiang Brewery Co., Ltd., Class A	58,400	67,877
Guilin Sanjin Pharmaceutical Co., Ltd., Class A	25,200	49,685
*»Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	66,700	59,408
*Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	62,700	64,144
Guizhou Panjiang Refined Coal Co., Ltd., Class A	30,400	24,436
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	121,100	66,119
Guizhou Zhenhua E-chem, Inc., Class A	20,597	36,776
Guomai Technologies, Inc., Class A	31,500	30,315
Guosen Securities Co., Ltd., Class A	33,200	41,151
*Guosheng Financial Holding, Inc., Class A	71,400	117,541
ΩGuotai Junan Securities Co., Ltd., Class H	35,000	37,366
Guoyuan Securities Co., Ltd., Class A	172,200	161,921
Gushengtang Holdings, Ltd.	75,200	448,535
H World Group, Ltd.	620,900	2,405,420
H World Group, Ltd., Sponsored ADR	6,740	247,425
*ΩHaichang Ocean Park Holdings, Ltd.	302,000	30,890
ΩHaidilao International Holding, Ltd.	879,000	2,009,477
Haier Smart Home Co., Ltd., Class A	16,100	67,171
Haier Smart Home Co., Ltd., Class H	1,509,600	5,645,655
Hailir Pesticides and Chemicals Group Co., Ltd., Class A	18,500	37,546
*Hainan Airlines Holding Co., Ltd., Class A	209,300	39,534
Hainan Drinda New Energy Technology Co., Ltd., Class A	13,100	92,981
Hainan Haide Capital Management Co., Ltd., Class A	18,400	24,988
*Hainan Meilan International Airport Co., Ltd.	136,000	133,023
Hainan Poly Pharm Co., Ltd., Class A	15,000	25,541
Hainan Strait Shipping Co., Ltd., Class A	48,900	43,419
Haitian International Holdings, Ltd.	80,000	262,875
Haitong Securities Co., Ltd., Class H	1,639,200	788,037
Hand Enterprise Solutions Co., Ltd., Class A	41,500	37,936
Hang Zhou Great Star Industrial Co., Ltd., Class A	16,900	59,091
Hangcha Group Co., Ltd., Class A	27,900	115,247
Hangxiao Steel Structure Co., Ltd., Class A	550,582	214,070
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	61,900	57,266
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	10,300	26,329
Hangzhou First Applied Material Co., Ltd., Class A	44,600	167,382
Hangzhou Haoyue Personal Care Co., Ltd., Class A	7,400	45,810
Hangzhou Lion Microelectronics Co., Ltd., Class A	24,000	73,129
Hangzhou Onechance Tech Corp., Class A	12,300	30,322
Hangzhou Oxygen Plant Group Co., Ltd., Class A	45,200	170,257
Hangzhou Robam Appliances Co., Ltd., Class A	21,000	68,591

14

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Hangzhou Silan Microelectronics Co., Ltd., Class A	23,100	$61,087
ΩHangzhou Tigermed Consulting Co., Ltd., Class H	2,400	10,663
Han’s Laser Technology Industry Group Co., Ltd., Class A	56,700	164,871
ΩHansoh Pharmaceutical Group Co., Ltd.	366,000	814,248
Haohua Chemical Science & Technology Co., Ltd., Class A	39,400	168,889
Harbin Boshi Automation Co., Ltd., Class A	20,000	42,355
Harbin Electric Co., Ltd., Class H	262,000	85,422
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	89,800	26,867
*Harbin Pharmaceutical Group Co., Ltd., Class A	123,300	52,700
HBIS Resources Co., Ltd., Class A	32,000	80,298
Health & Happiness H&H International Holdings, Ltd.	169,000	220,833
*Healthcare Co., Ltd., Class A	30,100	34,819
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	47,500	141,787
Hefei Meiya Optoelectronic Technology, Inc., Class A	46,930	115,951
Hefei Urban Construction Development Co., Ltd., Class A	22,580	15,566
Heilongjiang Agriculture Co., Ltd., Class A	31,800	57,348
Henan Liliang Diamond Co., Ltd., Class A	14,200	66,311
Henan Lingrui Pharmaceutical Co., Class A	24,500	85,968
Henan Mingtai Al Industrial Co., Ltd., Class A	15,200	25,735
Henan Pinggao Electric Co., Ltd., Class A	28,200	57,582
*Henan Rebecca Hair Products Co., Ltd., Class A	200	66
*Henan Senyuan Electric Co., Ltd., Class A	100	53
Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A	72,700	217,610
Henan Shuanghui Investment & Development Co., Ltd., Class A	123,000	456,865
Henan Thinker Automatic Equipment Co., Ltd., Class A	15,000	45,168
*Henan Yicheng New Energy Co., Ltd., Class A	103,100	58,139
Henan Yuguang Gold & Lead Co., Ltd., Class A	53,448	48,636
*Henan Yuneng Holdings Co., Ltd., Class A	67,800	40,103
Henan Zhongyuan Expressway Co., Ltd., Class A	200	103
Hengan International Group Co., Ltd.	402,500	1,358,615
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	80,500	159,936
*Hengli Petrochemical Co., Ltd., Class A	126,500	270,338
Hengtong Optic-electric Co., Ltd., Class A	22,100	43,146
*Hengyi Petrochemical Co., Ltd., Class A	92,600	95,626
Hesteel Co., Ltd., Class A	183,000	55,256
*Hezong Sience&Technology Co., Ltd., Class A	33,100	13,280
Hisense Home Appliances Group Co., Ltd., Class H	211,000	891,622
Hithink RoyalFlush Information Network Co., Ltd., Class A	14,300	238,388
HLA Group Corp., Ltd., Class A	115,200	144,696
Hongfa Technology Co., Ltd., Class A	24,640	97,161
*Honghua Group, Ltd.	51,000	574
*Hongli Zhihui Group Co., Ltd., Class A	24,900	21,319
*Hopson Development Holdings, Ltd.	216,775	103,659
Hoyuan Green Energy Co., Ltd., Class A	27,900	84,512
#*ΩHua Hong Semiconductor, Ltd.	188,000	374,981
Huaan Securities Co., Ltd., Class A	117,120	78,156
#Huadian Power International Corp., Ltd., Class H	632,000	345,850
Huadong Medicine Co., Ltd., Class A	61,500	279,308
Huafon Chemical Co., Ltd., Class A	88,200	98,987
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	86,300	47,832
*Huafu Fashion Co., Ltd., Class A	89,900	59,124
Huagong Tech Co., Ltd., Class A	18,900	87,660
Huaibei Mining Holdings Co., Ltd., Class A	93,300	247,498
Hualan Biological Engineering, Inc., Class A	46,000	123,484
*Huaneng Power International, Inc., Class H	2,066,000	1,318,128
Huapont Life Sciences Co., Ltd., Class A	97,000	62,055
ΩHuatai Securities Co., Ltd., Class H	727,600	865,172
*Huawen Media Group, Class A	100	18

15

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Huaxi Securities Co., Ltd., Class A	41,200	$42,035
Huaxia Bank Co., Ltd., Class A	161,400	149,318
Huaxin Cement Co., Ltd., Class A	100	192
Huayu Automotive Systems Co., Ltd., Class A	111,300	252,894
Hubei Biocause Pharmaceutical Co., Ltd., Class A	72,100	23,659
Hubei Energy Group Co., Ltd., Class A	500	397
Hubei Feilihua Quartz Glass Co., Ltd., Class A	20,900	77,543
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	23,400	132,729
Hubei Xingfa Chemicals Group Co., Ltd., Class A	40,200	119,276
Huizhou Desay Sv Automotive Co., Ltd., Class A	13,300	230,812
Humanwell Healthcare Group Co., Ltd., Class A	51,800	144,624
Hunan Aihua Group Co., Ltd., Class A	17,300	35,421
Hunan Er-Kang Pharmaceutical Co., Ltd., Class A	101,100	35,824
*Hunan Friendship & Apollo Commercial Co., Ltd., Class A	49,400	17,504
Hunan Gold Corp., Ltd., Class A	100	216
Hunan Valin Steel Co., Ltd., Class A	213,520	153,672
Hunan Zhongke Electric Co., Ltd., Class A	30,600	41,219
Hundsun Technologies, Inc., Class A	54,802	155,725
*HY Energy Group Co., Ltd., Class A	100	46
#ΩHygeia Healthcare Holdings Co., Ltd.	196,800	816,519
*Hytera Communications Corp., Ltd., Class A	85,900	50,335
*HyUnion Holding Co., Ltd., Class A	57,500	45,189
*IAT Automobile Technology Co., Ltd., Class A	11,900	19,935
#*ΩiDreamSky Technology Holdings, Ltd.	448,400	167,981
IEIT Systems Co., Ltd., Class A	32,600	183,879
Iflytek Co., Ltd., Class A	43,300	269,306
IKD Co., Ltd., Class A	47,200	125,338
ΩIMAX China Holding, Inc.	100	90
Imeik Technology Development Co., Ltd., Class A	9,741	288,491
Industrial & Commercial Bank of China, Ltd., Class H	28,310,000	15,311,116
Industrial Bank Co., Ltd., Class A	507,300	1,178,556
Industrial Securities Co., Ltd., Class A	249,700	192,449
Infore Environment Technology Group Co., Ltd., Class A	59,100	41,801
ΩIngdan, Inc.	1,000	136
Ingenic Semiconductor Co., Ltd., Class A	1,200	10,571
Inmyshow Digital Technology Group Co., Ltd., Class A	54,300	34,363
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	343,800	75,842
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	594,000	1,725,585
Inner Mongolia ERDOS Resources Co., Ltd., Class A	50,336	85,502
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	167,600	97,284
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	26,600	16,027
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A	7,800	13,894
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	192,205	758,172
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	68,200	67,514
*ΩInnoCare Pharma, Ltd.	356,000	210,745
*ΩInnovent Biologics, Inc.	395,000	1,931,769
Innuovo Technology Co., Ltd., Class A	54,000	46,161
Inspur Digital Enterprise Technology, Ltd.	262,000	130,980
Intco Medical Technology Co., Ltd., Class A	11,400	43,365
Intron Technology Holdings, Ltd.	16,000	3,887
*iQIYI, Inc., Sponsored ADR	95,292	462,166
IReader Technology Co., Ltd., Class A	18,400	59,363
IVD Medical Holding, Ltd.	45,000	11,622
*JA Solar Technology Co., Ltd., Class A	14,000	27,448
#*ΩJacobio Pharmaceuticals Group Co., Ltd.	26,100	5,640
Jade Bird Fire Co., Ltd., Class A	35,500	70,775
Jafron Biomedical Co., Ltd., Class A	28,400	107,837
Jason Furniture Hangzhou Co., Ltd., Class A	42,730	196,714

16

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
JCET Group Co., Ltd., Class A	62,199	$220,995
*ΩJD Health International, Inc.	533,600	1,852,304
*ΩJD Logistics, Inc.	189,000	206,612
JD.com, Inc., Class SW	1,072,580	15,743,388
#JD.com, Inc., Sponsored ADR	18,042	521,233
Jenkem Technology Co., Ltd., Class A	2,439	26,919
Jiajiayue Group Co., Ltd., Class A	32,100	47,090
Jiangling Motors Corp., Ltd., Class A	28,400	102,473
Jiangsu Azure Corp., Class A	69,100	80,123
*Jiangsu Bioperfectus Technologies Co., Ltd., Class A	3,966	40,158
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	97,100	106,432
Jiangsu Cnano Technology Co., Ltd., Class A	13,846	56,049
Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	65,900	94,676
Jiangsu Eastern Shenghong Co., Ltd., Class A	106,900	146,209
*Jiangsu Etern Co., Ltd., Class A	41,400	25,914
Jiangsu Expressway Co., Ltd., Class H	64,000	63,008
Jiangsu Guomao Reducer Co., Ltd., Class A	32,500	61,030
Jiangsu Haili Wind Power Equipment Technology Co., Ltd., Class A	10,700	71,786
Jiangsu Hengli Hydraulic Co., Ltd., Class A	35,485	249,517
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	84,180	535,747
*Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	50,800	57,433
Jiangsu Huahong Technology Stock Co., Ltd., Class A	16,500	24,433
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	115,900	62,800
Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	31,200	84,399
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	52,200	413,256
Jiangsu Linyang Energy Co., Ltd., Class A	31,300	28,569
*Jiangsu Lopal Tech Co., Ltd., Class A	16,700	22,357
*Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	48,500	167,240
Jiangsu Pacific Quartz Co., Ltd., Class A	18,700	201,826
Jiangsu Provincial Agricultural Reclamation and Development Corp., Class A	46,600	65,920
Jiangsu Shagang Co., Ltd., Class A	108,100	59,766
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	57,100	50,700
Jiangsu Sidike New Material Science & Technology Co., Ltd., Class A	18,660	23,283
Jiangsu Sopo Chemical Co., Class A	45,000	42,376
Jiangsu ToLand Alloy Co., Ltd., Class A	18,900	63,035
Jiangsu Yanghe Distillery Co., Ltd., Class A	45,900	601,647
Jiangsu Yangnong Chemical Co., Ltd., Class A	9,940	88,300
Jiangsu Yoke Technology Co., Ltd., Class A	9,100	80,537
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	46,000	245,128
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	115,780	66,247
Jiangsu Zhongtian Technology Co., Ltd., Class A	65,200	121,987
Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	182,600	67,220
*Jiangxi Fushine Pharmaceutical Co., Ltd., Class A	13,600	21,189
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	17,400	19,720
Jiangxi Wannianqing Cement Co., Ltd., Class A	36,875	28,319
Jiangxi Xinyu Guoke Technology Co., Ltd., Class A	10,300	28,729
Jiangyin Hengrun Heavy Industries Co., Ltd., Class A	7,500	18,882
Jiangzhong Pharmaceutical Co., Ltd., Class A	15,000	55,136
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	60,300	62,271
Jiayou International Logistics Co., Ltd., Class A	31,000	108,990
*Jilin Chemical Fibre, Class A	104,000	52,337
Jilin Electric Power Co., Ltd., Class A	200	131
#Jinchuan Group International Resources Co., Ltd.	1,685,000	165,889
Jinduicheng Molybdenum Co., Ltd., Class A	82,800	129,686
Jingjin Equipment, Inc., Class A	21,600	69,151
*Jinke Smart Services Group Co., Ltd., Class H	13,600	15,824
#JinkoSolar Holding Co., Ltd., Sponsored ADR	26,450	637,974
Jinlei Technology Co., Ltd., Class A	19,500	50,572

17

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	49,800	$109,103
*Jinneng Holding Shanxi Electric Power Co., Ltd., Class A	116,200	40,053
Jinneng Science&Technology Co., Ltd., Class A	41,700	39,038
*ΩJinxin Fertility Group, Ltd.	1,337,500	454,885
Jinyu Bio-Technology Co., Ltd., Class A	53,000	66,789
JiuGui Liquor Co., Ltd., Class A	13,000	91,572
#ΩJiumaojiu International Holdings, Ltd.	588,000	372,894
Jiuzhitang Co., Ltd., Class A	41,100	44,483
Jizhong Energy Resources Co., Ltd., Class A	104,700	108,122
JL Mag Rare-Earth Co., Ltd., Class A	34,266	70,347
JNBY Design, Ltd.	113,000	206,605
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	33,900	56,789
Joinn Laboratories China Co., Ltd., Class A	7,600	17,174
Jointo Energy Investment Co., Ltd., Class A	94,900	90,936
Jointown Pharmaceutical Group Co., Ltd., Class A	170,235	192,698
*Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	32,900	133,815
Joy City Property, Ltd.	566,000	16,138
Joyoung Co., Ltd., Class A	44,800	71,651
ΩJS Global Lifestyle Co., Ltd.	637,500	123,894
JSTI Group, Class A	61,868	72,505
Juewei Food Co., Ltd., Class A	10,000	28,002
*Juneyao Airlines Co., Ltd., Class A	94,100	159,710
Kaishan Group Co., Ltd., Class A	19,500	34,844
*Kangji Medical Holdings, Ltd.	102,500	95,014
KBC Corp., Ltd., Class A	6,587	34,057
*Keeson Technology Corp., Ltd., Class A	13,700	22,686
Kehua Data Co., Ltd., Class A	11,100	40,571
*Kidswant Children Products Co., Ltd., Class A	71,800	64,049
Kingboard Holdings, Ltd.	239,500	529,146
Kingboard Laminates Holdings, Ltd.	430,500	371,538
KingClean Electric Co., Ltd., Class A	7,000	25,470
Kingfa Sci & Tech Co., Ltd., Class A	96,000	98,740
*Konka Group Co., Ltd., Class A	78,200	33,100
KPC Pharmaceuticals, Inc., Class A	100	313
*ΩKuaishou Technology, Class W	307,000	2,196,166
*Kuang-Chi Technologies Co., Ltd., Class A	4,600	12,437
Kunlun Energy Co., Ltd.	3,444,000	3,359,807
*Kunlun Tech Co., Ltd., Class A	11,800	65,044
Kunshan Dongwei Technology Co., Ltd., Class A	9,231	42,700
Kunshan Kinglai Hygienic Materials Co., Ltd., Class A	20,060	67,900
Kweichow Moutai Co., Ltd., Class A	35,900	8,439,256
*KWG Group Holdings, Ltd.	676,500	30,706
*Lancy Co., Ltd., Class A	21,700	52,208
*Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	44,400	25,895
Lao Feng Xiang Co., Ltd., Class A	17,100	182,082
Laobaixing Pharmacy Chain JSC, Class A	30,300	139,825
Launch Tech Co., Ltd., Class H	500	176
LB Group Co., Ltd., Class A	76,600	221,786
Lee & Man Paper Manufacturing, Ltd.	786,000	238,176
ΩLegend Holdings Corp., Class H	122,100	86,643
Lenovo Group, Ltd.	4,998,000	5,706,559
Lens Technology Co., Ltd., Class A	144,900	285,886
*Leo Group Co., Ltd., Class A	102,000	28,126
Lepu Medical Technology Beijing Co., Ltd., Class A	34,600	70,364
Levima Advanced Materials Corp., Class A	28,000	66,015
Leyard Optoelectronic Co., Ltd., Class A	23,800	16,440
#*Li Auto, Inc., ADR	57,196	1,503,111
*Li Auto, Inc., Class A	284,600	3,784,381

18

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Li Ning Co., Ltd.	1,572,000	$4,190,687
LianChuang Electronic Technology Co., Ltd., Class A	17,200	17,833
Lianhe Chemical Technology Co., Ltd., Class A	47,600	38,852
*Liao Ning Oxiranchem, Inc., Class A	18,900	13,733
Liaoning Port Co., Ltd., Class H	2,000	159
*Lier Chemical Co., Ltd., Class A	46,600	61,423
#*Lifetech Scientific Corp.	1,930,000	424,436
*Lingbao Gold Group Co., Ltd., Class H	60,000	22,784
*LingNan Eco&Culture-Tourism Co., Ltd., Class A	50,400	13,133
Lingyi iTech Guangdong Co., Class A	206,000	147,976
*Liuzhou Iron & Steel Co., Ltd., Class A	62,600	25,289
Livzon Pharmaceutical Group, Inc., Class H	400	1,376
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	5,600	15,234
LK Technology Holdings, Ltd.	363,500	148,724
Loncin Motor Co., Ltd., Class A	121,900	109,077
*Long Yuan Construction Group Co., Ltd., Class A	200	73
*ΩLongfor Group Holdings, Ltd.	813,000	1,226,589
Longhua Technology Group Luoyang Co., Ltd., Class A	40,400	34,535
LONGi Green Energy Technology Co., Ltd., Class A	363,548	912,260
Longshine Technology Group Co., Ltd., Class A	40,900	56,222
Lonking Holdings, Ltd.	785,000	144,530
Luoniushan Co., Ltd., Class A	64,601	44,000
*Luoxin Pharmaceuticals Group Stock Co., Ltd., Class A	51,200	32,684
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	18,500	51,600
*Lushang Freda Pharmaceutical Co., Ltd., Class A	50,600	55,044
Luxi Chemical Group Co., Ltd., Class A	69,600	111,027
Luxshare Precision Industry Co., Ltd., Class A	224,700	904,631
*ΩLuye Pharma Group, Ltd.	1,216,000	430,665
Luzhou Laojiao Co., Ltd., Class A	51,000	1,308,585
#*LVGEM China Real Estate Investment Co., Ltd.	322,000	33,348
Maccura Biotechnology Co., Ltd., Class A	32,600	59,061
Mango Excellent Media Co., Ltd., Class A	67,400	217,823
*ΩMaoyan Entertainment	270,200	337,180
Maoye Commercial Co., Ltd., Class A	200	80
Maxscend Microelectronics Co., Ltd., Class A	9,952	124,548
Maxvision Technology Corp., Class A	7,000	22,343
Mayinglong Pharmaceutical Group Co., Ltd., Class A	22,900	87,900
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	200,400	122,125
#ΩMeitu, Inc.	688,000	286,769
*ΩMeituan, Class W	1,713,200	23,985,501
Metallurgical Corp. of China, Ltd., Class H	1,335,000	261,156
M-Grass Ecology And Environment Group Co., Ltd., Class A	81,200	31,907
*Microport Scientific Corp.	373,300	300,217
Midea Group Co., Ltd., Class A	33,500	322,301
*ΩMidea Real Estate Holding, Ltd.	28,200	15,792
Milkyway Intelligent Supply Chain Service Group Co., Ltd., Class A	7,800	58,933
Ming Yang Smart Energy Group, Ltd., Class A	52,000	70,333
#*Ming Yuan Cloud Group Holdings, Ltd.	403,000	127,271
MINISO Group Holding, Ltd., Class A	200,000	1,154,554
Minth Group, Ltd.	758,000	1,302,552
MLS Co., Ltd., Class A	52,400	60,615
#*MMG, Ltd.	2,092,000	957,572
Monalisa Group Co., Ltd., Class A	22,100	31,628
Montage Technology Co., Ltd., Class A	7,956	55,845
Montnets Cloud Technology Group Co., Ltd., Class A	23,900	27,976
*Morimatsu International Holdings Co., Ltd.	40,000	25,572
Muyuan Foods Co., Ltd., Class A	199,080	1,197,288
*»Myhome Real Estate Development Group Co., Ltd., Class A	300	5

19

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
MYS Group Co., Ltd., Class A	46,400	$20,536
*NanJi E-Commerce Co., Ltd., Class A	112,500	47,619
Nanjing Hanrui Cobalt Co., Ltd., Class A	13,000	51,190
Nanjing Iron & Steel Co., Ltd., Class A	224,600	168,459
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	80,769	152,564
*Nanjing Sample Technology Co., Ltd., Class H	500	50
Nanjing Securities Co., Ltd., Class A	119,300	134,878
Nanjing Xinjiekou Department Store Co., Ltd., Class A	73,800	58,711
Nantong Jianghai Capacitor Co., Ltd., Class A	7,400	15,610
NARI Technology Co., Ltd., Class A	237,158	769,714
*National Silicon Industry Group Co., Ltd., Class A	28,110	51,430
NAURA Technology Group Co., Ltd., Class A	13,600	598,157
*NavInfo Co., Ltd., Class A	77,721	79,940
NetDragon Websoft Holdings, Ltd.	174,500	245,869
NetEase, Inc.	696,700	13,388,484
NetEase, Inc., Sponsored ADR	14,932	1,395,694
New China Life Insurance Co., Ltd., Class H	534,400	1,033,106
New Hope Dairy Co., Ltd., Class A	33,400	45,912
*New Hope Liuhe Co., Ltd., Class A	56,500	69,486
*Newborn Town, Inc.	306,000	133,414
Newland Digital Technology Co., Ltd., Class A	20,100	47,084
Nexteer Automotive Group, Ltd.	726,000	386,150
*Nine Dragons Paper Holdings, Ltd.	579,000	257,623
Ninestar Corp., Class A	44,700	156,047
Ningbo Construction Co., Ltd., Class A	300	171
Ningbo Haitian Precision Machinery Co., Ltd., Class A	5,500	21,286
Ningbo Huaxiang Electronic Co., Ltd., Class A	43,100	82,718
Ningbo Joyson Electronic Corp., Class A	33,300	80,944
*Ningbo Orient Wires & Cables Co., Ltd., Class A	32,800	199,388
Ningbo Ronbay New Energy Technology Co., Ltd., Class A	7,980	33,634
Ningbo Sanxing Medical Electric Co., Ltd., Class A	26,900	124,988
Ningbo Shanshan Co., Ltd., Class A	60,500	98,846
Ningbo Tuopu Group Co., Ltd., Class A	30,100	261,079
*Ningbo Xusheng Group Co., Ltd., Class A	50,788	96,283
Ningbo Yunsheng Co., Ltd., Class A	44,500	36,935
Ningbo Zhoushan Port Co., Ltd., Class A	35,900	17,868
Ningxia Baofeng Energy Group Co., Ltd., Class A	197,000	450,607
Ningxia Jiaze New Energy Co., Ltd., Class A	300	142
#*NIO, Inc., Class A	341,700	1,561,880
#*NIO, Inc., Sponsored ADR	142,056	670,504
ΩNongfu Spring Co., Ltd., Class H	212,000	1,252,289
Norinco International Cooperation, Ltd., Class A	58,500	97,595
North Huajin Chemical Industries Co., Ltd., Class A	96,000	65,121
North Industries Group Red Arrow Co., Ltd., Class A	50,300	92,861
Northeast Pharmaceutical Group Co., Ltd., Class A	80,600	52,785
Northeast Securities Co., Ltd., Class A	41,100	39,043
Northking Information Technology Co., Ltd., Class A	18,100	42,599
NSFOCUS Technologies Group Co., Ltd., Class A	29,300	27,066
Ocean’s King Lighting Science & Technology Co., Ltd., Class A	35,700	27,662
*ΩOcumension Therapeutics	30,500	28,000
*Offcn Education Technology Co., Ltd., Class A	289,600	106,210
Offshore Oil Engineering Co., Ltd., Class A	170,300	149,568
Olympic Circuit Technology Co., Ltd., Class A	34,800	86,701
Oppein Home Group, Inc., Class A	17,600	151,444
ORG Technology Co., Ltd., Class A	151,500	97,547
*Orient Group, Inc., Class A	179,300	36,587
Orient Overseas International, Ltd.	101,000	1,476,027
ΩOrient Securities Co., Ltd., Class H	151,600	63,189

20

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Oriental Energy Co., Ltd., Class A	27,000	$34,099
Ovctek China, Inc., Class A	36,800	95,540
*Pacific Securities Co., Ltd. (The), Class A	220,600	106,757
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	23,800	96,113
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	48,700	20,882
*PCI Technology Group Co., Ltd., Class A	28,300	17,597
*PDD Holdings, Inc., Sponsored ADR	199,859	25,018,350
*»ΩPeijia Medical, Ltd.	227,000	106,227
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	301,600	44,910
People’s Insurance Co. Group of China, Ltd. (The), Class H	5,758,000	1,899,407
Perfect World Co., Ltd., Class A	38,200	52,668
PetroChina Co., Ltd., Class H	13,108,000	12,368,567
PharmaBlock Sciences Nanjing, Inc., Class A	5,800	26,909
ΩPharmaron Beijing Co., Ltd., Class H	143,125	177,689
PhiChem Corp., Class A	30,800	50,619
PICC Property & Casualty Co., Ltd., Class H	4,690,000	5,858,602
Ping An Bank Co., Ltd., Class A	505,521	752,049
#*ΩPing An Healthcare and Technology Co., Ltd.	373,200	531,561
Ping An Insurance Group Co. of China, Ltd.	3,592,500	16,512,859
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	74,600	135,768
PNC Process Systems Co., Ltd., Class A	16,300	55,914
*Polaris Bay Group Co., Ltd., Class A	42,000	43,431
Poly Developments and Holdings Group Co., Ltd., Class A	191,400	235,128
Poly Property Group Co., Ltd.	1,295,724	238,562
Poly Property Services Co., Ltd., Class H	127,800	522,886
Pony Testing International Group Co., Ltd., Class A	19,880	26,121
ΩPop Mart International Group, Ltd.	284,800	1,234,430
ΩPostal Savings Bank of China Co., Ltd., Class H	3,398,000	1,776,942
Power Construction Corp. of China, Ltd., Class A	268,600	188,129
Prinx Chengshan Holdings, Ltd.	16,000	14,832
*Q Technology Group Co., Ltd.	354,000	147,100
Qianhe Condiment and Food Co., Ltd., Class A	41,344	88,298
Qingdao East Steel Tower Stock Co., Ltd., Class A	66,400	69,852
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	20,100	33,671
Qingdao Gon Technology Co., Ltd., Class A	14,400	45,783
Qingdao Haier Biomedical Co., Ltd., Class A	1,512	7,767
Qingdao Hanhe Cable Co., Ltd., Class A	49,100	25,319
Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	18,060	34,860
*Qingdao Rural Commercial Bank Corp., Class A	78,600	30,777
Qingdao Sentury Tire Co., Ltd., Class A	23,800	86,072
Qingdao TGOOD Electric Co., Ltd., Class A	10,000	26,748
Qingdao Topscomm Communication, Inc., Class A	20,300	15,954
*Qinghai Salt Lake Industry Co., Ltd., Class A	196,600	449,692
Qinhuangdao Port Co., Ltd., Class H	1,500	313
Queclink Wireless Solutions Co., Ltd., Class A	18,700	30,191
Quectel Wireless Solutions Co., Ltd., Class A	13,300	73,918
#*Radiance Holdings Group Co., Ltd.	59,000	16,068
Rainbow Digital Commercial Co., Ltd., Class A	98,400	66,478
*Rastar Group, Class A	100	36
*Realcan Pharmaceutical Group Co., Ltd., Class A	55,300	20,434
#ΩRed Star Macalline Group Corp., Ltd., Class H	1,200	239
#*»ΩRedco Properties Group, Ltd.	86,000	2,749
Renhe Pharmacy Co., Ltd., Class A	74,658	67,216
Rianlon Corp., Class A	9,600	39,748
Richinfo Technology Co., Ltd., Class A	22,000	59,573
Risen Energy Co., Ltd., Class A	11,300	20,192
*RiseSun Real Estate Development Co., Ltd., Class A	237,300	54,639
Riyue Heavy Industry Co., Ltd., Class A	26,721	45,278

21

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Rongan Property Co., Ltd., Class A	300	$101
*RongFa Nuclear Equipment Co., Ltd., Class A	107,800	66,883
Rongsheng Petrochemical Co., Ltd., Class A	184,800	285,623
Ruida Futures Co., Ltd., Class A	12,800	22,501
Runjian Co., Ltd., Class A	14,200	69,385
SAIC Motor Corp., Ltd., Class A	87,700	179,682
Sailun Group Co., Ltd., Class A	100,600	230,246
Sanan Optoelectronics Co., Ltd., Class A	42,900	74,113
Sanquan Food Co., Ltd., Class A	20,800	35,991
Sansteel Minguang Co., Ltd., Class A	134,400	65,598
Sansure Biotech, Inc., Class A	35,600	100,425
#Sany Heavy Equipment International Holdings Co., Ltd.	569,000	400,858
Sany Heavy Industry Co., Ltd., Class A	153,600	345,407
*Satellite Chemical Co., Ltd., Class A	113,907	302,791
*Saurer Intelligent Technology Co., Ltd., Class A	200	55
SDIC Capital Co., Ltd., Class A	120,500	106,329
SDIC Power Holdings Co., Ltd., Class A	191,100	422,357
Sealand Securities Co., Ltd., Class A	99,400	46,048
*Seazen Group, Ltd.	1,373,428	238,820
*Seazen Holdings Co., Ltd., Class A	35,700	48,483
S-Enjoy Service Group Co., Ltd.	74,000	27,817
*Seres Group Co., Ltd., Class A	2,300	28,905
SF Holding Co., Ltd., Class A	148,300	741,198
SG Micro Corp., Class A	12,400	131,421
Shaanxi Coal Industry Co., Ltd., Class A	372,200	1,258,807
*Shaanxi Construction Machinery Co., Ltd., Class A	49,100	19,767
ShaanXi Provincial Natural Gas Co., Ltd., Class A	200	207
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	128,700	167,686
Shandong Bohui Paper Industrial Co., Ltd., Class A	65,500	49,489
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	36,500	82,683
Shandong Dawn Polymer Co., Ltd., Class A	20,500	31,373
*Shandong Denghai Seeds Co., Ltd., Class A	21,700	29,141
Shandong Dongyue Silicone Material Co., Ltd., Class A	43,100	46,826
ΩShandong Gold Mining Co., Ltd., Class H	855,750	1,864,417
Shandong Head Group Co., Ltd., Class A	18,100	36,585
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	30,400	166,860
Shandong Hi-speed Co., Ltd., Class A	200	241
*Shandong Hi-Speed New Energy Group, Ltd.	403,200	100,527
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	98,600	76,809
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	72,990	299,791
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	18,400	47,744
Shandong Linglong Tyre Co., Ltd., Class A	39,800	122,918
Shandong Nanshan Aluminum Co., Ltd., Class A	186,800	92,203
Shandong New Beiyang Information Technology Co., Ltd., Class A	100	85
Shandong Pharmaceutical Glass Co., Ltd., Class A	11,600	45,070
Shandong Sun Paper Industry JSC, Ltd., Class A	90,200	193,385
*Shandong Weifang Rainbow Chemical Co., Ltd., Class A	13,800	110,165
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,636,800	1,117,541
Shandong Xiantan Co., Ltd., Class A	33,900	28,651
Shandong Xinhua Pharmaceutical Co., Ltd., Class H	64,000	44,842
*Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	57,600	77,828
Shanghai Aiko Solar Energy Co., Ltd., Class A	93,900	154,710
Shanghai AJ Group Co., Ltd., Class A	79,500	49,325
Shanghai AtHub Co., Ltd., Class A	33,540	87,076
Shanghai Bailian Group Co., Ltd., Class A	22,000	26,905
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	44,500	125,163
Shanghai Baolong Automotive Corp., Class A	12,100	68,366
Shanghai Baosight Software Co., Ltd., Class A	40,192	227,366

22

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shanghai Belling Co., Ltd., Class A	21,600	$37,613
Shanghai Chinafortune Co., Ltd., Class A	14,100	27,877
Shanghai Construction Group Co., Ltd., Class A	322,500	106,715
Shanghai Daimay Automotive Interior Co., Ltd., Class A	41,800	73,653
*Shanghai Electric Group Co., Ltd., Class H	554,000	113,333
Shanghai Electric Power Co., Ltd., Class A	137,600	174,349
Shanghai Environment Group Co., Ltd., Class A	66,900	85,689
Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	29,200	44,567
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	177,000	278,811
#Shanghai Fudan Microelectronics Group Co., Ltd., Class H	24,000	33,325
Shanghai Fullhan Microelectronics Co., Ltd., Class A	11,300	50,448
Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	15,800	44,767
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	10,200	29,041
Shanghai Industrial Development Co., Ltd., Class A	200	82
Shanghai Industrial Holdings, Ltd.	260,000	365,008
Shanghai Industrial Urban Development Group, Ltd.	4,000	251
*Shanghai International Airport Co., Ltd., Class A	7,200	37,365
Shanghai Jahwa United Co., Ltd., Class A	100	289
Shanghai Jinjiang International Hotels Co., Ltd., Class A	16,600	66,167
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	42,200	67,027
*Shanghai Kinetic Medical Co., Ltd., Class A	24,900	17,097
Shanghai Liangxin Electrical Co., Ltd., Class A	44,400	47,749
*Shanghai Lily & Beauty Cosmetics Co., Ltd., Class A	14,100	14,289
Shanghai Lingang Holdings Corp., Ltd., Class A	35,920	52,249
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	200	250
Shanghai M&G Stationery, Inc., Class A	41,100	200,430
Shanghai Maling Aquarius Co., Ltd., Class A	37,000	32,394
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	28,900	51,321
Shanghai Medicilon, Inc., Class A	6,049	29,490
Shanghai MicroPort Endovascular MedTech Group Co., Ltd., Class A	700	17,992
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	467,700	666,161
Shanghai Pret Composites Co., Ltd., Class A	65,000	92,845
Shanghai Pudong Development Bank Co., Ltd., Class A	642,343	681,935
Shanghai Putailai New Energy Technology Co., Ltd., Class A	91,860	234,433
Shanghai QiFan Cable Co., Ltd., Class A	15,400	38,686
Shanghai RAAS Blood Products Co., Ltd., Class A	254,600	252,039
Shanghai Runda Medical Technology Co., Ltd., Class A	29,700	74,363
Shanghai Rural Commercial Bank Co., Ltd., Class A	145,600	135,704
*Shanghai Shenda Co., Ltd., Class A	100	39
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	13,100	19,651
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	10,000	46,147
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	31,300	34,740
Shanghai Tunnel Engineering Co., Ltd., Class A	53,800	49,847
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	46,500	60,393
Shanghai Wanye Enterprises Co., Ltd., Class A	100	179
Shanghai Yaoji Technology Co., Ltd., Class A	30,600	109,187
Shanghai Yongguan Adhesive Products Corp., Ltd., Class A	10,700	20,713
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	151,100	123,539
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	10,700	27,351
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	87,700	74,122
Shanxi Blue Flame Holding Co., Ltd., Class A	64,400	59,845
Shanxi Coking Co., Ltd., Class A	25,030	15,633
Shanxi Coking Coal Energy Group Co., Ltd., Class A	226,900	328,480
Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	43,000	53,535
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	122,800	357,922
*Shanxi Meijin Energy Co., Ltd., Class A	112,300	94,139
Shanxi Securities Co., Ltd., Class A	53,800	38,943
Shanxi Taigang Stainless Steel Co., Ltd., Class A	103,000	54,816

23

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	50,740	$1,835,062
*Shanying International Holding Co., Ltd., Class A	225,100	57,106
Shede Spirits Co., Ltd., Class A	15,200	153,279
Shenergy Co., Ltd., Class A	26,700	31,328
*Shengda Resources Co., Ltd., Class A	704,800	1,234,113
Shenghe Resources Holding Co., Ltd., Class A	35,000	47,436
Shengyi Technology Co., Ltd., Class A	37,400	100,294
Shennan Circuits Co., Ltd., Class A	23,500	302,686
ΩShenwan Hongyuan Group Co., Ltd., Class H	1,600	305
Shenyang Xingqi Pharmaceutical Co., Ltd., Class A	5,300	189,685
Shenzhen Agricultural Products Group Co., Ltd., Class A	72,600	59,658
*Shenzhen Airport Co., Ltd., Class A	36,700	35,369
Shenzhen Aisidi Co., Ltd., Class A	66,100	109,818
Shenzhen Capchem Technology Co., Ltd., Class A	24,720	114,756
Shenzhen Center Power Tech Co., Ltd., Class A	22,400	39,223
Shenzhen Cereals Holdings Co., Ltd., Class A	48,950	44,138
Shenzhen Changhong Technology Co., Ltd., Class A	20,700	45,322
Shenzhen Click Technology Co., Ltd., Class A	24,200	37,903
Shenzhen Colibri Technologies Co., Ltd., Class A	18,100	37,932
*Shenzhen Comix Group Co., Ltd., Class A	23,700	18,724
*Shenzhen Das Intellitech Co., Ltd., Class A	224,300	86,900
Shenzhen Desay Battery Technology Co., Class A	20,540	61,991
Shenzhen Dynanonic Co., Ltd., Class A	9,060	45,094
Shenzhen Energy Group Co., Ltd., Class A	216,000	215,316
Shenzhen Envicool Technology Co., Ltd., Class A	7,600	35,051
Shenzhen Expressway Corp., Ltd., Class H	22,000	20,084
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	53,400	87,467
*Shenzhen FRD Science & Technology Co., Ltd., Class A	29,900	62,290
Shenzhen Gas Corp., Ltd., Class A	47,100	48,704
Shenzhen Gongjin Electronics Co., Ltd., Class A	38,700	42,633
*Shenzhen H&T Intelligent Control Co., Ltd., Class A	16,000	26,626
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	100	143
Shenzhen Heungkong Holding Co., Ltd., Class A	400	88
Shenzhen Huaqiang Industry Co., Ltd., Class A	34,300	46,109
Shenzhen Inovance Technology Co., Ltd., Class A	59,850	490,983
*Shenzhen International Holdings, Ltd.	1,073,772	860,808
Shenzhen Investment, Ltd.	818,000	104,588
Shenzhen Jieshun Science And Technology Industry Co., Ltd., Class A	20,200	24,369
Shenzhen Jinjia Group Co., Ltd., Class A	75,600	48,573
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	47,300	33,651
Shenzhen Kaifa Technology Co., Ltd., Class A	59,900	114,466
Shenzhen Kangtai Biological Products Co., Ltd., Class A	7,000	19,496
Shenzhen Kedali Industry Co., Ltd., Class A	10,500	137,994
Shenzhen Kingkey Smart Agriculture Times Co., Ltd., Class A	31,100	68,907
Shenzhen Kinwong Electronic Co., Ltd., Class A	11,500	37,261
Shenzhen Kstar Science And Technology Co., Ltd., Class A	18,500	55,171
Shenzhen Laibao Hi-tech Co., Ltd., Class A	35,300	51,347
Shenzhen Leaguer Co., Ltd., Class A	55,500	46,984
Shenzhen Megmeet Electrical Co., Ltd., Class A	4,900	14,735
Shenzhen Microgate Technology Co., Ltd., Class A	42,500	47,991
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	49,700	2,087,168
Shenzhen MTC Co., Ltd., Class A	117,700	88,117
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	98,700	31,707
Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A	28,600	278,786
Shenzhen New Nanshan Holding Group Co., Ltd., Class A	144,300	48,943
*Shenzhen Overseas Chinese Town Co., Ltd., Class A	187,900	68,394
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	17,100	75,257
Shenzhen SC New Energy Technology Corp., Class A	14,100	133,555

24

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenzhen SEG Co., Ltd., Class A	48,400	$42,441
Shenzhen Senior Technology Material Co., Ltd., Class A	38,700	54,692
Shenzhen Sunline Tech Co., Ltd., Class A	63,300	66,765
Shenzhen Sunlord Electronics Co., Ltd., Class A	42,900	154,377
Shenzhen Sunnypol Optoelectronics Co., Ltd., Class A	9,200	32,079
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	57,300	66,994
Shenzhen Sunway Communication Co., Ltd., Class A	12,700	32,691
Shenzhen Tagen Group Co., Ltd., Class A	123,600	74,471
Shenzhen Topband Co., Ltd., Class A	13,100	18,369
Shenzhen Transsion Holdings Co., Ltd., Class A	34,496	684,883
Shenzhen Weiguang Biological Products Co., Ltd., Class A	9,300	38,506
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	56,500	111,786
*Shenzhen World Union Group, Inc., Class A	54,520	13,831
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	107,600	73,287
Shenzhen Yinghe Technology Co., Ltd., Class A	100	227
Shenzhen Ysstech Info-tech Co., Ltd., Class A	19,000	16,032
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	20,300	74,870
Shenzhen Zhenye Group Co., Ltd., Class A	300	160
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	38,800	25,303
Shenzhou International Group Holdings, Ltd.	313,800	3,137,519
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	97,900	99,615
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	82,240	213,510
Shinghwa Advanced Material Group Co., Ltd., Class A	9,100	53,449
Shinva Medical Instrument Co., Ltd., Class A	27,800	85,398
Shoucheng Holdings, Ltd.	822,000	148,190
Shougang Fushan Resources Group, Ltd.	2,066,000	789,820
*Shouhang High-Tech Energy Co., Ltd., Class A	112,100	27,975
Shui On Land, Ltd.	1,791,500	167,212
Sichuan Chengfei Integration Technology Corp., Class A	15,100	33,914
Sichuan Chuantou Energy Co., Ltd., Class A	27,000	62,354
Sichuan Development Lomon Co., Ltd., Class A	37,500	36,451
Sichuan Furong Technology Co., Ltd., Class A	12,610	26,270
*Sichuan Haite High-tech Co., Ltd., Class A	37,100	53,965
Sichuan Hebang Biotechnology Co., Ltd., Class A	384,200	111,240
*Sichuan Hexie Shuangma Co., Ltd., Class A	14,100	28,811
Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	15,900	42,112
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	41,900	196,128
*Sichuan Lutianhua Co., Ltd., Class A	83,700	46,738
*Sichuan New Energy Power Co., Ltd., Class A	60,300	96,690
Sichuan Road and Bridge Group Co., Ltd., Class A	232,200	232,106
Sichuan Swellfun Co., Ltd., Class A	20,500	127,444
Sichuan Yahua Industrial Group Co., Ltd., Class A	20,000	28,981
Sieyuan Electric Co., Ltd., Class A	34,800	312,545
Sihuan Pharmaceutical Holdings Group, Ltd.	1,637,000	119,303
ΩSimcere Pharmaceutical Group, Ltd.	506,000	349,358
Sineng Electric Co., Ltd., Class A	12,800	49,626
Sino Biopharmaceutical, Ltd.	7,163,000	2,472,779
Sinocare, Inc., Class A	7,400	24,374
Sinochem International Corp., Class A	80,000	45,333
*Sinofert Holdings, Ltd.	1,994,000	221,805
Sinofibers Technology Co., Ltd., Class A	25,600	86,934
Sinolink Securities Co., Ltd., Class A	34,600	41,789
Sinoma International Engineering Co., Class A	85,600	149,769
Sinoma Science & Technology Co., Ltd., Class A	38,900	83,239
Sinomach Automobile Co., Ltd., Class A	73,800	72,549
Sinomine Resource Group Co., Ltd., Class A	39,620	194,469
Sinopec Engineering Group Co., Ltd., Class H	860,500	555,608
*Sinopec Oilfield Service Corp., Class H	2,000	136

25

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Sinopharm Group Co., Ltd., Class H	1,185,600	$3,007,506
Sino-Platinum Metals Co., Ltd., Class A	40,500	83,256
Sinoseal Holding Co., Ltd., Class A	8,500	41,393
Sinosoft Co., Ltd., Class A	27,600	109,898
Sinosteel Engineering & Technology Co., Ltd., Class A	85,500	76,388
Sinotrans, Ltd., Class H	1,173,000	565,413
Sinotruk Jinan Truck Co., Ltd., Class A	42,140	94,994
Skyworth Digital Co., Ltd., Class A	38,000	55,117
Skyworth Group, Ltd.	748,238	309,007
#ΩSmoore International Holdings, Ltd.	912,000	801,084
Sobute New Materials Co., Ltd., Class A	22,400	25,016
*Solargiga Energy Holdings, Ltd.	2,000	33
Songcheng Performance Development Co., Ltd., Class A	20,400	30,545
SooChow Securities Co., Ltd., Class A	74,890	70,626
#*South Manganese Investment, Ltd.	1,000	61
Southwest Securities Co., Ltd., Class A	194,600	106,517
*Spring Airlines Co., Ltd., Class A	26,800	209,842
SSY Group, Ltd.	1,042,000	636,828
StarPower Semiconductor, Ltd., Class A	4,800	92,242
State Grid Information & Communication Co., Ltd., Class A	65,400	154,552
*STO Express Co., Ltd., Class A	21,600	27,250
Sumavision Technologies Co., Ltd., Class A	60,400	39,140
Sun Art Retail Group, Ltd.	242,500	50,539
Sun Create Electronics Co., Ltd., Class A	8,600	21,995
#*Sun King Technology Group, Ltd.	118,000	17,199
Sunflower Pharmaceutical Group Co., Ltd., Class A	75,800	277,158
Sunfly Intelligent Technology Co., Ltd., Class A	18,500	14,105
Sungrow Power Supply Co., Ltd., Class A	61,800	880,611
Suning Universal Co., Ltd., Class A	119,700	33,997
Sunny Optical Technology Group Co., Ltd.	384,800	1,889,265
Sunresin New Materials Co., Ltd., Class A	19,700	127,142
*Sunward Intelligent Equipment Co., Ltd., Class A	53,303	59,234
*Sunwave Communications Co., Ltd., Class A	100	80
Sunwoda Electronic Co., Ltd., Class A	32,200	67,526
Suofeiya Home Collection Co., Ltd., Class A	200	472
Suplet Power Co., Ltd., Class A	25,600	32,190
Suzhou Anjie Technology Co., Ltd., Class A	35,800	73,841
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	47,700	101,214
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	116,900	55,283
Suzhou Good-Ark Electronics Co., Ltd., Class A	33,300	42,698
Suzhou Maxwell Technologies Co., Ltd., Class A	2,088	32,991
*Suzhou Secote Precision Electronic Co., Ltd., Class A	7,700	70,397
Suzhou SLAC Precision Equipment Co., Ltd., Class A	29,900	30,094
Suzhou TFC Optical Communication Co., Ltd., Class A	15,900	353,713
SY Holdings Group, Ltd.	187,000	107,831
Symphony Holdings, Ltd.	120,000	12,121
SYoung Group Co., Ltd., Class A	13,700	33,887
Taiji Computer Corp., Ltd., Class A	5,700	18,445
*Talkweb Information System Co., Ltd., Class A	37,900	73,836
Tangrenshen Group Co., Ltd., Class A	74,000	59,176
Tangshan Jidong Cement Co., Ltd., Class A	17,900	12,735
TangShan Port Group Co., Ltd., Class A	213,400	130,048
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	120,100	91,570
Tasly Pharmaceutical Group Co., Ltd., Class A	27,600	58,831
*Tayho Advanced Materials Group Co., Ltd., Class A	31,500	46,036
TBEA Co., Ltd., Class A	170,960	333,531
TCL Electronics Holdings, Ltd.	1,275,000	842,805
*TCL Technology Group Corp., Class A	260,890	171,938

26

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	108,750	$156,386
Telling Telecommunication Holding Co., Ltd., Class A	48,800	54,365
Tencent Holdings, Ltd.	2,833,000	125,763,003
*Tencent Music Entertainment Group, ADR	171,502	2,152,350
Three Squirrels, Inc., Class A	19,100	64,887
Three’s Co. Media Group Co., Ltd., Class A	8,475	60,913
Tian An China Investment Co., Ltd.	8,000	3,958
Tian Di Science & Technology Co., Ltd., Class A	175,000	178,548
#Tian Lun Gas Holdings, Ltd.	45,000	29,631
Tiangong International Co., Ltd.	840,000	182,581
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	35,500	108,170
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	58,800	31,293
Tianjin Pharmaceutical Da Re Tang Group Corp., Ltd., Class A	11,700	56,444
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	21,000	47,455
Tianjin Teda Co., Ltd., Class A	76,000	37,199
Tianjin You Fa Steel Pipe Group Stock Co., Ltd., Class A	79,400	62,071
*Tianma Microelectronics Co., Ltd., Class A	85,200	95,503
#Tianqi Lithium Corp.	20,000	77,737
*Tianshan Aluminum Group Co., Ltd., Class A	173,500	180,845
Tianshan Material Co., Ltd., Class A	56,400	50,078
Tianshui Huatian Technology Co., Ltd., Class A	71,100	80,286
Tibet Rhodiola Pharmaceutical Holding Co., Class A	5,200	26,312
*Tibet Tianlu Co., Ltd., Class A	130	71
Tingyi Cayman Islands Holding Corp.	956,000	1,059,750
*Titan Wind Energy Suzhou Co., Ltd., Class A	35,400	50,662
Toly Bread Co., Ltd., Class A	105,400	89,081
Tong Ren Tang Technologies Co., Ltd., Class H	399,000	275,992
*Tongcheng Travel Holdings, Ltd.	840,800	2,230,681
*Tongdao Liepin Group	85,800	33,349
TongFu Microelectronics Co., Ltd., Class A	47,400	137,110
*Tongguan Gold Group, Ltd.	2,000	125
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	101,000	140,507
*Tongkun Group Co., Ltd., Class A	24,200	45,945
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	107,900	69,028
Tongling Nonferrous Metals Group Co., Ltd., Class A	456,600	254,333
Tongwei Co., Ltd., Class A	146,500	438,311
Tongyu Heavy Industry Co., Ltd., Class A	191,000	57,935
*Topchoice Medical Corp., Class A	13,099	109,788
*Topsec Technologies Group, Inc., Class A	64,900	55,747
ΩTopsports International Holdings, Ltd.	1,135,000	792,346
*Towngas Smart Energy Co., Ltd.	523,043	202,631
*TPV Technology Co., Ltd., Class A	196,200	64,382
TravelSky Technology, Ltd., Class H	434,000	568,220
*Trigiant Group, Ltd.	2,000	100
Trina Solar Co., Ltd., Class A	74,517	218,631
*Trip.com Group, Ltd.	220,500	10,865,430
*Trip.com Group, Ltd., Sponsored ADR	20,628	995,507
Truking Technology, Ltd., Class A	8,000	9,320
ΩTsaker New Energy Tech Co., Ltd.	1,000	104
Tsingtao Brewery Co., Ltd., Class H	312,000	2,263,847
*Tunghsu Optoelectronic Technology Co., Ltd., Class A	321,500	63,387
*Tus Environmental Science And Technology Development Co., Ltd., Class A	35,400	10,640
*Unigroup Guoxin Microelectronics Co., Ltd., Class A	28,099	226,638
Unilumin Group Co., Ltd., Class A	53,600	41,902
Uni-President China Holdings, Ltd.	704,000	540,971
*Unisplendour Corp., Ltd., Class A	61,400	177,353
#United Energy Group, Ltd.	496,000	35,514
Universal Scientific Industrial Shanghai Co., Ltd., Class A	44,500	90,743

27

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Valiant Co., Ltd., Class A	9,500	$15,076
Vats Liquor Chain Store Management JSC, Ltd., Class A	12,700	31,133
Vatti Corp., Ltd., Class A	26,500	26,562
*»ΩVenus MedTech Hangzhou, Inc., Class H	164,000	88,488
Victory Giant Technology Huizhou Co., Ltd., Class A	16,500	67,520
Vipshop Holdings, Ltd., Sponsored ADR	131,393	1,976,151
#*ΩViva Biotech Holdings	247,000	16,738
*Vnet Group, Inc., Sponsored ADR	29,927	50,577
Walvax Biotechnology Co., Ltd., Class A	19,900	40,360
Wanbangde Pharmaceutical Holding Group Co., Ltd., Class A	24,000	16,380
Wangneng Environment Co., Ltd., Class A	30,600	60,838
Wangsu Science & Technology Co., Ltd., Class A	28,300	36,912
Wanhua Chemical Group Co., Ltd., Class A	110,100	1,352,541
Want Want China Holdings, Ltd.	2,107,000	1,204,200
»Wanxiang Qianchao Co., Ltd., Class A	60,400	42,304
Wasion Holdings, Ltd.	256,000	210,137
Wasu Media Holding Co., Ltd., Class A	32,500	33,697
#Weibo Corp., Sponsored ADR	10,065	86,760
Weichai Power Co., Ltd., Class H	1,470,000	3,026,006
Weihai Guangwei Composites Co., Ltd., Class A	44,660	160,403
*ΩWeimob, Inc.	1,411,000	250,766
Wellhope Foods Co., Ltd., Class A	49,600	49,101
Wens Foodstuffs Group Co., Ltd., Class A	167,100	441,886
West China Cement, Ltd.	1,858,000	285,071
Western Mining Co., Ltd., Class A	73,000	202,304
Western Region Gold Co., Ltd., Class A	13,000	22,208
Western Securities Co., Ltd., Class A	189,700	193,546
Western Superconducting Technologies Co., Ltd., Class A	23,333	127,555
Will Semiconductor Co., Ltd., Class A	5,215	73,052
Winall Hi-Tech Seed Co., Ltd., Class A	34,960	36,151
Windey Energy Technology Group Co., Ltd., Class A	37,400	50,843
*Wingtech Technology Co., Ltd., Class A	30,100	130,726
Winner Medical Co., Ltd., Class A	7,300	31,503
Wolong Electric Group Co., Ltd., Class A	42,900	82,394
Wuchan Zhongda Group Co., Ltd., Class A	128,300	83,494
Wuhan Fingu Electronic Technology Co., Ltd., Class A	31,300	39,746
Wuhan Guide Infrared Co., Ltd., Class A	270,118	261,070
*Wuhan P&S Information Technology Co., Ltd., Class A	35,900	25,095
Wuhu Token Science Co., Ltd., Class A	46,500	33,146
Wuliangye Yibin Co., Ltd., Class A	141,000	2,924,414
*WUS Printed Circuit Kunshan Co., Ltd., Class A	86,150	397,911
Wushang Group Co., Ltd., Class A	37,700	39,556
ΩWuXi AppTec Co., Ltd., Class H	208,400	944,584
Wuxi Autowell Technology Co., Ltd., Class A	11,979	148,826
*ΩWuxi Biologics Cayman, Inc.	1,792,000	3,148,121
*Wuxi Boton Technology Co., Ltd., Class A	17,400	34,450
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	134,000	411,998
*Wuxi NCE Power Co., Ltd., Class A	15,400	80,621
Wuxi Xinje Electric Co., Ltd., Class A	4,300	17,306
XCMG Construction Machinery Co., Ltd., Class A	315,600	305,899
*XD, Inc.	94,200	178,495
#ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	510,500	118,794
Xiamen Bank Co., Ltd., Class A	69,000	52,989
Xiamen C & D, Inc., Class A	53,370	73,216
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	18,800	17,911
Xiamen Faratronic Co., Ltd., Class A	13,100	177,907
Xiamen Intretech, Inc., Class A	22,600	44,590
Xiamen ITG Group Corp., Ltd., Class A	101,700	103,482

28

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Xiamen Jihong Technology Co., Ltd., Class A	20,200	$42,110
Xiamen Kingdomway Group Co., Class A	28,800	61,746
Xiamen Tungsten Co., Ltd., Class A	28,000	74,006
Xiamen Xiangyu Co., Ltd., Class A	45,700	42,657
*Xi’an Tian He Defense Technology Co., Ltd., Class A	26,800	41,200
Xiandai Investment Co., Ltd., Class A	59,800	32,732
Xiangcai Co., Ltd., Class A	87,200	84,399
Xiangpiaopiao Food Co., Ltd., Class A	10,000	24,073
*ΩXiaomi Corp., Class W	6,873,400	15,221,103
Xilinmen Furniture Co., Ltd., Class A	12,500	32,280
*Xinfengming Group Co., Ltd., Class A	54,100	106,590
Xingda International Holdings, Ltd.	89,238	16,658
Xinhu Zhongbao Co., Ltd., Class A	1,200	354
Xinjiang Communications Construction Group Co., Ltd., Class A	22,100	34,401
Xinjiang Xintai Natural Gas Co., Ltd., Class A	7,700	36,414
Xinjiang Zhongtai Chemical Co., Ltd., Class A	63,500	41,937
#*Xinte Energy Co., Ltd., Class H	315,600	354,693
*Xinxiang Chemical Fiber Co., Ltd., Class A	48,400	27,827
Xinxiang Richful Lube Additive Co., Ltd., Class A	8,400	54,896
Xinxing Ductile Iron Pipes Co., Ltd., Class A	88,900	46,209
*Xinyi Energy Holdings, Ltd.	1,060,068	149,092
Xinyi Solar Holdings, Ltd.	1,118,161	780,591
Xinyu Iron & Steel Co., Ltd., Class A	31,800	16,968
Xinzhi Group Co., Ltd., Class A	12,700	28,086
*Xizang Zhufeng Resources Co., Ltd., Class A	44,900	63,392
Xizi Clean Energy Equipment Manufacturing Co., Ltd., Class A	19,300	28,872
*XPeng, Inc., Class A	453,500	1,829,377
*Xtep International Holdings, Ltd.	1,138,421	726,323
Xuji Electric Co., Ltd., Class A	19,100	69,759
ΩYadea Group Holdings, Ltd.	710,000	1,370,762
*YaGuang Technology Group Co., Ltd., Class A	22,600	17,138
Yangling Metron New Material, Inc., Class A	17,900	59,725
#ΩYangtze Optical Fibre & Cable Joint Stock, Ltd. Co., Class H	40,000	42,244
Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	8,900	46,592
Yankershop Food Co., Ltd., Class A	2,200	23,083
#Yankuang Energy Group Co., Ltd., Class H	1,568,000	3,416,192
Yantai China Pet Foods Co., Ltd., Class A	14,400	49,992
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	21,800	41,568
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	20,900	92,038
*YanTai Shuangta Food Co., Ltd., Class A	25,300	14,825
Yantai Zhenghai Bio-tech Co., Ltd., Class A	10,500	34,180
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	39,109	56,348
#*Yeahka, Ltd.	54,400	71,641
Yealink Network Technology Corp., Ltd., Class A	50,200	244,600
YGSOFT, Inc., Class A	93,600	68,268
Yibin Tianyuan Group Co., Ltd., Class A	50,000	31,780
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	103,800	172,000
*Yifan Pharmaceutical Co., Ltd., Class A	39,700	72,471
Yifeng Pharmacy Chain Co., Ltd., Class A	44,466	269,385
Yihai International Holding, Ltd.	353,000	732,972
*Yijiahe Technology Co., Ltd., Class A	10,700	31,187
*Yintai Gold Co., Ltd., Class A	50,600	129,204
Yixintang Pharmaceutical Group Co., Ltd., Class A	28,600	83,123
Yonfer Agricultural Technology Co., Ltd., Class A	81,400	132,095
YongXing Special Materials Technology Co., Ltd., Class A	30,600	200,739
Yonyou Network Technology Co., Ltd., Class A	25,400	40,764
Yotrio Group Co., Ltd., Class A	414,600	154,912
Youngor Fashion Co., Ltd., Class A	84,000	90,451

29

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Youngy Co., Ltd., Class A	12,100	$61,226
*Youzu Interactive Co., Ltd., Class A	47,400	63,327
YTO Express Group Co., Ltd., Class A	107,800	236,023
*Yuan Longping High-tech Agriculture Co., Ltd., Class A	10,800	17,958
Yuexiu Property Co., Ltd.	717,000	430,867
Yuexiu Transport Infrastructure, Ltd.	570,000	284,228
Yum China Holdings, Inc.	17,566	641,335
#Yum China Holdings, Inc.	234,550	8,828,763
Yunda Holding Co., Ltd., Class A	92,800	100,439
Yunnan Aluminium Co., Ltd., Class A	120,400	238,876
Yunnan Baiyao Group Co., Ltd., Class A	22,540	177,916
Yunnan Copper Co., Ltd., Class A	114,500	221,961
Yunnan Energy New Material Co., Ltd., Class A	19,300	110,724
Yunnan Tin Co., Ltd., Class A	59,900	136,186
Yusys Technologies Co., Ltd., Class A	36,800	65,858
Yutong Bus Co., Ltd., Class A	48,000	170,016
#*Zai Lab, Ltd.	71,700	119,176
Zangge Mining Co., Ltd., Class A	78,500	312,141
ZBOM Home Collection Co., Ltd., Class A	18,900	38,879
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	15,100	493,913
Zhaojin Mining Industry Co., Ltd., Class H	1,022,000	1,672,582
Zhe Jiang Li Zi Yuan Food Co., Ltd., Class A	15,600	26,714
Zhefu Holding Group Co., Ltd., Class A	102,600	47,248
*Zhejiang Century Huatong Group Co., Ltd., Class A	142,800	92,142
Zhejiang Cfmoto Power Co., Ltd., Class A	4,800	92,553
Zhejiang China Commodities City Group Co., Ltd., Class A	94,000	113,402
Zhejiang Chint Electrics Co., Ltd., Class A	41,600	118,440
Zhejiang Communications Technology Co., Ltd., Class A	155,080	82,106
Zhejiang Conba Pharmaceutical Co., Ltd., Class A	100	68
Zhejiang Crystal-Optech Co., Ltd., Class A	49,010	97,507
Zhejiang Dahua Technology Co., Ltd., Class A	34,200	84,829
Zhejiang Dingli Machinery Co., Ltd., Class A	25,700	232,623
Zhejiang Expressway Co., Ltd., Class H	2,760	1,810
Zhejiang Garden Biopharmaceutical Co., Ltd., Class A	26,200	41,217
Zhejiang Hailiang Co., Ltd., Class A	72,400	92,135
Zhejiang Hangmin Co., Ltd., Class A	62,651	66,685
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	84,700	74,039
Zhejiang Huace Film & Television Co., Ltd., Class A	114,100	133,718
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	56,600	130,712
Zhejiang Huayou Cobalt Co., Ltd., Class A	46,730	183,558
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,100	50,328
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	16,200	47,687
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	21,200	60,008
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	55,900	261,429
*Zhejiang Jingu Co., Ltd., Class A	49,100	37,233
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	50,220	82,120
*Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	17,600	60,592
Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A	48,900	108,682
Zhejiang Juhua Co., Ltd., Class A	79,100	257,925
Zhejiang Longsheng Group Co., Ltd., Class A	117,500	148,233
Zhejiang Medicine Co., Ltd., Class A	47,300	65,019
Zhejiang Meida Industrial Co., Ltd., Class A	24,200	32,432
*Zhejiang Narada Power Source Co., Ltd., Class A	42,500	61,117
Zhejiang NHU Co., Ltd., Class A	109,476	289,805
Zhejiang Orient Gene Biotech Co., Ltd., Class A	11,571	47,159
Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	31,600	75,112
Zhejiang Runtu Co., Ltd., Class A	56,400	51,400
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	77,600	234,417

30

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhejiang Semir Garment Co., Ltd., Class A	62,600	$56,274
*Zhejiang Shibao Co., Ltd., Class H	70,000	19,511
Zhejiang Southeast Space Frame Co., Ltd., Class A	57,100	36,450
Zhejiang Starry Pharmaceutical Co., Ltd., Class A	9,300	16,118
Zhejiang Supor Co., Ltd., Class A	18,800	152,672
Zhejiang Tiantie Industry Co., Ltd., Class A	51,300	34,516
*Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	14,700	38,752
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	101,100	226,511
*Zhejiang Wanliyang Co., Ltd., Class A	70,000	58,197
Zhejiang Wanma Co., Ltd., Class A	55,200	63,549
Zhejiang Wansheng Co., Ltd., Class A	28,900	39,288
Zhejiang Weiming Environment Protection Co., Ltd., Class A	42,930	130,217
Zhejiang Weixing New Building Materials Co., Ltd., Class A	65,400	158,339
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	52,700	85,376
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	67,440	83,313
Zhejiang Yankon Group Co., Ltd., Class A	100	44
Zhejiang Yasha Decoration Co., Ltd., Class A	65,700	35,690
Zhejiang Yinlun Machinery Co., Ltd., Class A	23,700	64,601
Zhejiang Yongtai Technology Co., Ltd., Class A	21,000	29,041
Zhende Medical Co., Ltd., Class A	16,300	48,296
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	400	660
Zheshang Securities Co., Ltd., Class A	115,600	180,103
*Zhong An Group, Ltd.	3,000	43
#*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	430,800	730,375
*Zhongfu Straits Pingtan Development Co., Ltd., Class A	66,400	18,218
Zhongji Innolight Co., Ltd., Class A	32,700	839,981
Zhongjin Gold Corp., Ltd., Class A	161,800	292,683
Zhongshan Broad Ocean Motor Co., Ltd., Class A	37,800	27,935
Zhongshan Public Utilities Group Co., Ltd., Class A	6,600	7,034
Zhongsheng Group Holdings, Ltd.	139,000	255,564
Zhongtai Securities Co., Ltd., Class A	225,900	207,432
*»Zhongtian Financial Group Co., Ltd., Class A	156,600	—
#*Zhongyu Energy Holdings, Ltd.	38,000	23,758
Zhongyuan Environment-Protection Co., Ltd., Class A	32,000	34,678
ΩZhou Hei Ya International Holdings Co., Ltd.	302,500	72,713
*Zhuhai Huafa Properties Co., Ltd., Class A	24,600	21,266
Zhuzhou CRRC Times Electric Co., Ltd.	255,900	922,669
Zhuzhou Hongda Electronics Corp., Ltd., Class A	24,000	74,585
Zhuzhou Kibing Group Co., Ltd., Class A	90,800	97,899
Zijin Mining Group Co., Ltd., Class H	3,370,000	7,454,227
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,138,200	868,799
*ZTE Corp., Class H	381,000	830,082
#ZTO Express Cayman, Inc.	165,600	3,531,693

TOTAL CHINA		897,064,637

COLOMBIA — (0.0%)
Almacenes Exito SA	108,800	248,537
BAC Holding International Corp.	13,899	893
Bancolombia SA	650	5,645
Bancolombia SA, Sponsored ADR	36,308	1,187,998
Celsia SA ESP	38,592	40,903
Cementos Argos SA	84,089	175,439
Ecopetrol SA	470,300	275,512
Grupo Energia Bogota SA ESP	1,688	1,056
Interconexion Electrica SA ESP	41,541	193,190
Mineros SA	15,026	11,775
Promigas SA ESP	284	481

TOTAL COLOMBIA		2,141,429

31

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CZECHIA — (0.1%)
CEZ AS	62,434	$2,306,964
Komercni Banka AS	24,669	911,007
ΩMoneta Money Bank AS	7,376	29,792

TOTAL CZECHIA		3,247,763

EGYPT — (0.0%)
Commercial International Bank - Egypt (CIB), Registered Shares, GDR	1,070,700	1,586,777

TOTAL EGYPT		1,586,777

GREECE — (0.4%)
*Aegean Airlines SA	2,212	29,801
*Alpha Services and Holdings SA	1,170,326	1,992,819
Athens Water Supply & Sewage Co. SA	263	1,608
Autohellas Tourist and Trading SA	2,934	40,407
Avax SA	26,336	41,789
Bank of Greece	710	10,666
Epsilon Net SA	1,503	19,285
*Eurobank Ergasias Services and Holdings SA	988,110	2,123,650
Fourlis Holdings SA	10,246	45,357
GEK TERNA SA	367	6,585
Hellenic Exchanges - Athens Stock Exchange SA	21,695	119,699
Hellenic Telecommunications Organization SA	160,034	2,443,555
HELLENiQ ENERGY Holdings S.A.	243	2,190
Holding Co. ADMIE IPTO SA	18,717	44,730
*Intrakat Technical And Energy Projects SA	13,089	75,576
JUMBO SA	30,118	939,708
*LAMDA Development SA	92	678
Motor Oil Hellas Corinth Refineries SA	15,999	464,627
Mytilineos SA	36,504	1,491,027
*National Bank of Greece SA	288,993	2,336,096
OPAP SA	60,229	1,005,287
*Piraeus Financial Holdings SA	295,377	1,192,272
Piraeus Port Authority SA	880	23,335
Plastika Kritis SA	17	276
*Public Power Corp. SA	18,366	220,731
Quest Holdings SA	2,014	12,490
Sarantis SA	4,005	50,960
Terna Energy SA	7,864	153,373
Titan Cement International SA	207	6,585

TOTAL GREECE		14,895,162

HUNGARY — (0.2%)
#*4iG Nyrt	7,228	16,016
MOL Hungarian Oil & Gas PLC	180,795	1,488,656
*Opus Global Nyrt	55,285	57,166
OTP Bank Nyrt	90,568	4,509,075
Richter Gedeon Nyrt	4,410	112,675

TOTAL HUNGARY		6,183,588

INDIA — (20.0%)
360 ONE WAM, Ltd.	67,558	634,842
3M India, Ltd.	48	17,528
*Aarti Drugs, Ltd.	22,363	135,232
Aarti Industries, Ltd.	102,667	912,712
*Aarti Pharmalabs, Ltd.	3,272	20,122
ABB India, Ltd.	13,643	1,069,505
ACC, Ltd.	24,990	758,300
Accelya Solutions India, Ltd.	2,589	52,380
*Action Construction Equipment, Ltd.	17,946	326,673
*Adani Energy Solutions, Ltd.	10,017	127,883
Adani Enterprises, Ltd.	21,779	797,355

32

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Adani Green Energy, Ltd.	63,425	$1,366,504
*Adani Ports & Special Economic Zone, Ltd.	268,517	4,263,832
*Adani Power, Ltd.	177,723	1,304,546
Adani Total Gas, Ltd.	8,181	91,099
*Aditya Birla Capital, Ltd.	182,002	504,760
Advanced Enzyme Technologies, Ltd.	18,293	86,624
Aegis Logistics, Ltd.	96,666	796,163
*Aether Industries, Ltd.	4,430	44,254
*Affle India, Ltd.	2,266	30,417
*AGI Greenpac, Ltd.	14,815	148,015
Agro Tech Foods, Ltd.	8	72
Ahluwalia Contracts India, Ltd.	2,682	35,929
*AIA Engineering, Ltd.	10,948	498,246
*Ajanta Pharma, Ltd.	25,932	688,562
*Akzo Nobel India, Ltd.	2,594	76,165
Alembic Pharmaceuticals, Ltd.	80	958
Alembic, Ltd.	51,408	57,116
Alkem Laboratories, Ltd.	11,854	686,644
Alkyl Amines Chemicals	3,742	91,722
*Allcargo Logistics, Ltd.	152,276	133,777
Allcargo Terminals, Ltd.	38,069	27,148
*Alok Industries, Ltd.	717,256	234,683
Amara Raja Energy & Mobility, Ltd.	176,880	2,331,300
*Amber Enterprises India, Ltd.	11,869	547,195
*Ambuja Cements, Ltd.	170,892	1,269,663
Amrutanjan Health Care, Ltd.	2,397	20,071
Anant Raj, Ltd.	52,595	228,758
Andhra Paper, Ltd.	7,381	46,987
Angel One, Ltd.	27,235	909,593
Anup Engineering, Ltd.	734	15,678
Apar Industries, Ltd.	11,441	1,080,540
Apcotex Industries, Ltd.	3,041	16,472
*APL Apollo Tubes, Ltd.	79,861	1,490,522
*Apollo Hospitals Enterprise, Ltd.	58,585	4,175,773
Apollo Pipes, Ltd.	2,123	16,589
Apollo Tyres, Ltd.	631,213	3,859,015
Aptech, Ltd.	21,544	66,850
Arvind Fashions, Ltd.	37,622	216,435
Arvind, Ltd.	105,283	397,542
*Asahi India Glass, Ltd.	22,446	161,856
*Ashapura Minechem, Ltd.	3,392	13,528
*Ashiana Housing, Ltd.	2,965	13,225
Ashok Leyland, Ltd.	848,343	1,958,780
*Ashoka Buildcon, Ltd.	88,641	185,704
*Asian Granito India, Ltd.	13,629	10,291
Asian Paints, Ltd.	170,558	5,878,833
Astec Lifesciences, Ltd.	435	6,696
ΩAster DM Healthcare, Ltd.	11,621	48,490
*Astra Microwave Products, Ltd.	33,541	280,231
*Astral, Ltd.	55,173	1,400,613
*AstraZeneca Pharma India, Ltd.	409	26,153
*Atul Auto, Ltd.	3,107	19,626
*Atul, Ltd.	7,145	512,585
ΩAU Small Finance Bank, Ltd.	53,279	404,591
*AurionPro Solutions, Ltd.	3,606	108,152
Aurobindo Pharma, Ltd.	168,486	2,329,307
*Automotive Axles, Ltd.	1,014	23,008
Avadh Sugar & Energy, Ltd.	3,114	22,533

33

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Avanti Feeds, Ltd.	31,268	$199,556
*ΩAvenue Supermarts, Ltd.	52,128	2,876,290
Axis Bank, Ltd.	1,284,911	17,954,759
*AXISCADES Technologies, Ltd.	1,261	9,596
Bajaj Auto, Ltd.	32,316	3,448,505
Bajaj Consumer Care, Ltd.	42,004	121,502
*Bajaj Finserv, Ltd.	166,651	3,225,713
*Bajaj Hindusthan Sugar, Ltd.	493,657	212,405
Bajaj Holdings & Investment, Ltd.	1,849	179,859
Balaji Amines, Ltd.	5,394	141,731
*Balaji Telefilms, Ltd.	14,805	14,497
Balkrishna Industries, Ltd.	32,557	948,152
Balmer Lawrie & Co., Ltd.	33,610	110,313
Balrampur Chini Mills, Ltd.	232,714	1,103,238
Banco Products India, Ltd.	15,488	115,803
ΩBandhan Bank, Ltd.	386,050	871,243
Bank of Baroda	505,209	1,704,491
*Bank of India	338,389	629,033
Bank of Maharashtra	436,044	366,348
BASF India, Ltd.	2,060	92,256
Bata India, Ltd.	35,111	576,155
BEML, Ltd.	11,160	469,138
Berger Paints India, Ltd.	112,241	684,117
*BF Utilities, Ltd.	8,433	87,149
Bhansali Engineering Polymers, Ltd.	50,915	61,755
Bharat Dynamics, Ltd.	24,639	583,977
Bharat Electronics, Ltd.	1,891,078	5,297,931
Bharat Forge, Ltd.	136,431	2,078,606
*Bharat Heavy Electricals, Ltd.	564,247	1,905,028
Bharat Petroleum Corp., Ltd.	401,626	2,923,520
Bharat Rasayan, Ltd.	91	10,515
*Bharat Wire Ropes, Ltd.	6,179	22,310
Bharti Airtel, Ltd.	1,113,106	17,640,535
Birla Corp., Ltd.	18,158	313,851
Birlasoft, Ltd.	111,719	870,467
Bliss Gvs Pharma, Ltd.	56	83
*BLS International Services, Ltd.	54,205	227,705
Blue Dart Express, Ltd.	1,771	133,962
Blue Star, Ltd.	10,672	191,367
Bombay Burmah Trading Co.	20,001	373,705
*Bombay Dyeing & Manufacturing Co., Ltd.	48,953	101,530
*Borosil Renewables, Ltd.	25,828	162,454
*<»Borosil Scientific, Ltd.	1,816	2,367
*Borosil, Ltd.	2,422	10,279
Bosch, Ltd.	1,259	442,964
Brigade Enterprises, Ltd.	74,330	920,169
*Brightcom Group, Ltd.	824,743	137,892
*Britannia Industries, Ltd.	54,965	3,146,235
BSE, Ltd.	34,884	1,166,538
*Camlin Fine Sciences, Ltd.	42,857	54,550
Canara Bank	197,438	1,471,741
*Capacit’e Infraprojects, Ltd.	28,001	104,018
*Caplin Point Laboratories, Ltd.	11,795	191,755
Carborundum Universal, Ltd.	14,820	252,630
Care Ratings, Ltd.	4,531	64,919
*Cartrade Tech, Ltd.	6,240	52,482
Carysil, Ltd.	2,887	32,695
Castrol India, Ltd.	255,497	645,814

34

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
CCL Products India, Ltd.	28,835	$204,436
CE Info Systems, Ltd.	5,134	123,673
Ceat, Ltd.	15,756	485,127
Central Depository Services India, Ltd.	34,250	865,607
Century Plyboards India, Ltd.	12,753	97,417
Century Textiles & Industries, Ltd.	30,530	730,773
Cera Sanitaryware, Ltd.	3,353	288,976
CESC, Ltd.	343,277	606,234
CG Power & Industrial Solutions, Ltd.	327,827	2,176,509
*Chalet Hotels, Ltd.	14,230	147,508
Chambal Fertilisers and Chemicals, Ltd.	124,616	633,862
Chennai Petroleum Corp., Ltd.	34,734	425,806
*Choice International, Ltd.	17,930	69,884
CIE Automotive India, Ltd.	38,886	228,764
Cigniti Technologies, Ltd.	6,822	109,452
Cipla, Ltd.	276,558	4,640,443
City Union Bank, Ltd.	260,741	502,193
CMS Info Systems, Ltd.	61,550	306,731
Coal India, Ltd.	696,262	3,791,060
ΩCochin Shipyard, Ltd.	55,188	862,450
*ΩCoffee Day Enterprises, Ltd.	74,131	55,485
Coforge, Ltd.	41,936	2,564,951
Colgate-Palmolive India, Ltd.	81,935	2,774,023
Computer Age Management Services, Ltd.	31,272	1,200,376
*Confidence Petroleum India, Ltd.	42,169	45,385
*Container Corp. Of India, Ltd.	122,801	1,513,005
*Coromandel International, Ltd.	71,923	1,041,180
Cosmo First, Ltd.	2,623	19,010
CRISIL, Ltd.	3,027	158,045
Crompton Greaves Consumer Electricals, Ltd.	339,358	1,295,020
*CSB Bank, Ltd.	31,501	140,768
Cummins India, Ltd.	53,912	2,116,419
*Cyient, Ltd.	35,657	772,019
Dabur India, Ltd.	224,859	1,368,376
Dalmia Bharat, Ltd.	37,727	831,148
*Datamatics Global Services, Ltd.	9,494	68,147
*DB Corp., Ltd.	24,923	84,400
*DCB Bank, Ltd.	144,104	241,278
*DCM Shriram, Ltd.	3,332	38,573
DCW, Ltd.	110,100	73,434
*Deepak Fertilisers & Petrochemicals Corp., Ltd.	53,959	391,324
*Deepak Nitrite, Ltd.	133,594	3,891,677
*Delhivery, Ltd.	54,358	292,520
Delta Corp., Ltd.	59,867	87,717
*Dhampur Sugar Mills, Ltd.	19,653	55,530
*Dhanlaxmi Bank, Ltd.	71,912	38,052
Dhanuka Agritech, Ltd.	1,654	27,695
*ΩDilip Buildcon, Ltd.	23,073	130,054
*Dish TV India, Ltd.	962,469	203,600
*Dishman Carbogen Amcis, Ltd.	35,160	97,828
Divi’s Laboratories, Ltd.	63,713	3,056,284
*Dixon Technologies India, Ltd.	20,185	2,018,046
*DLF, Ltd.	262,266	2,803,361
ΩDr. Lal PathLabs, Ltd.	19,958	567,491
Dr. Reddy’s Laboratories, Ltd.	16,145	1,200,538
Dr. Reddy’s Laboratories, Ltd., Sponsored ADR	59,729	4,388,290
*Dredging Corp. of India, Ltd.	173	1,625
*Dwarikesh Sugar Industries, Ltd.	138,088	120,816

35

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Dynamatic Technologies, Ltd.	444	$44,037
eClerx Services, Ltd.	16,486	486,788
Eicher Motors, Ltd.	70,025	3,858,430
EID Parry India, Ltd.	61,231	453,896
EIH Associated Hotels	2,528	22,319
EIH, Ltd.	7,634	43,767
Elecon Engineering Co., Ltd.	20,039	272,438
*Electrosteel Castings, Ltd.	281,395	647,534
Elgi Equipments, Ltd.	34,822	271,673
Emami, Ltd.	13,635	79,568
eMudhra, Ltd.	11,164	101,449
*ΩEndurance Technologies, Ltd.	6,452	152,991
Engineers India, Ltd.	151,490	444,105
Epigral, Ltd.	8,749	138,880
EPL, Ltd.	100,800	219,513
*ΩEquitas Small Finance Bank, Ltd.	224,426	261,044
*ΩEris Lifesciences, Ltd.	14,498	155,682
ESAB India, Ltd.	8	510
Escorts Kubota, Ltd.	32,033	1,289,421
Everest Kanto Cylinder, Ltd.	17,677	31,409
Exide Industries, Ltd.	235,192	1,331,612
*FDC, Ltd.	3,417	18,570
Federal Bank, Ltd.	2,564,370	4,997,427
*FIEM Industries, Ltd.	1,148	16,520
*Filatex India, Ltd.	38,171	29,096
*Fine Organic Industries, Ltd.	5,124	269,596
Finolex Cables, Ltd.	44,112	556,844
Finolex Industries, Ltd.	146,491	467,813
Firstsource Solutions, Ltd.	246,474	624,632
*Force Motors, Ltd.	1,063	121,313
Fortis Healthcare, Ltd.	260,926	1,371,455
*FSN E-Commerce Ventures, Ltd.	124,818	264,412
Gabriel India, Ltd.	38,939	183,270
GAIL India, Ltd.	1,380,217	3,458,969
Galaxy Surfactants, Ltd.	1,840	57,036
Ganesh Housing Corp., Ltd.	4,215	40,621
Garden Reach Shipbuilders & Engineers, Ltd.	9,504	112,660
*Garware Technical Fibres, Ltd.	1,698	65,892
Gateway Distriparks, Ltd.	25,489	32,596
*GE T&D India, Ltd.	104	1,425
*ΩGeneral Insurance Corp. of India	8,117	33,650
*Genus Power Infrastructures, Ltd.	34,148	121,983
Geojit Financial Services, Ltd.	26,119	30,240
*GHCL, Ltd.	177,958	1,094,691
Gillette India, Ltd.	202	16,143
*GlaxoSmithKline Pharmaceuticals, Ltd.	18,767	469,365
Glenmark Pharmaceuticals, Ltd.	91,725	1,162,225
*Global Health, Ltd.	9,147	158,435
Globus Spirits, Ltd.	3,802	36,049
GMM Pfaudler, Ltd.	24,154	414,188
*GMR Airports Infrastructure, Ltd.	908,071	926,722
*GMR Power and Urban Infra, Ltd.	102	78
*GNA Axles, Ltd.	4,959	24,639
*Godawari Power and Ispat, Ltd.	40,638	433,454
*Godfrey Phillips India, Ltd.	8,557	343,044
*ΩGodrej Agrovet, Ltd.	9,197	59,980
Godrej Consumer Products, Ltd.	166,972	2,440,454
*Godrej Industries, Ltd.	325	3,742

36

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Godrej Properties, Ltd.	51,984	$1,649,557
Gokaldas Exports, Ltd.	8,685	91,533
Granules India, Ltd.	574,743	2,915,864
Graphite India, Ltd.	47,834	387,751
Grasim Industries, Ltd.	134,983	3,901,563
Gravita India, Ltd.	14,802	173,493
Great Eastern Shipping Co., Ltd. (The)	91,954	1,201,330
Greaves Cotton, Ltd.	55,579	94,223
*Greenlam Industries, Ltd.	2,072	15,042
Greenpanel Industries, Ltd.	47,022	177,975
*Greenply Industries, Ltd.	12,848	39,505
Grindwell Norton, Ltd.	2,743	69,914
*Gujarat Alkalies & Chemicals, Ltd.	7,638	72,520
Gujarat Ambuja Exports, Ltd.	83,114	168,048
*Gujarat Fluorochemicals, Ltd.	18,505	803,697
*Gujarat Gas, Ltd.	44,597	292,160
Gujarat Industries Power Co., Ltd.	28,791	65,287
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	63,776	544,727
Gujarat Pipavav Port, Ltd.	182,124	460,678
Gujarat State Petronet, Ltd.	99,110	351,605
Gulf Oil Lubricants India, Ltd.	5,381	66,356
*GVK Power & Infrastructure, Ltd.	427,169	55,293
Happiest Minds Technologies, Ltd.	43,000	419,764
*Hatsun Agro Product, Ltd.	1,473	19,443
Havells India, Ltd.	126,452	2,521,879
HBL Power Systems, Ltd.	56,454	346,426
HCL Technologies, Ltd.	414,624	6,791,115
ΩHDFC Asset Management Co., Ltd.	46,873	2,187,945
HDFC Bank, Ltd.	1,184,021	21,571,323
*ΩHDFC Life Insurance Co., Ltd.	310,028	2,168,696
*HealthCare Global Enterprises, Ltd.	6,735	29,548
HEG, Ltd.	8,440	238,918
HeidelbergCement India, Ltd.	21,877	52,899
Heritage Foods, Ltd.	25,686	102,361
Hero MotoCorp, Ltd.	73,481	4,000,993
HFCL, Ltd.	570,413	687,070
*HG Infra Engineering, Ltd.	13,199	188,115
Hikal, Ltd.	9,921	36,100
HIL, Ltd.	343	11,027
Himadri Speciality Chemical, Ltd.	125,847	565,613
*Himatsingka Seide, Ltd.	6,920	11,877
*Hindalco Industries, Ltd.	757,804	5,852,719
Hindustan Aeronautics, Ltd.	98,858	4,667,471
*Hindustan Construction Co., Ltd.	506,182	229,624
*Hindustan Copper, Ltd.	122,073	564,745
*Hindustan Oil Exploration Co., Ltd.	46,466	120,486
*Hindustan Petroleum Corp., Ltd.	283,979	1,686,116
Hindustan Unilever, Ltd.	278,836	7,453,951
Hindware Home Innovation, Ltd.	5,942	25,659
Hle Glascoat, Ltd.	3,495	18,938
*HLV, Ltd.	25,573	8,582
Huhtamaki India, Ltd.	9,779	36,233
I G Petrochemicals, Ltd.	16	104
ICICI Bank, Ltd.	547,255	7,545,427
ICICI Bank, Ltd., Sponsored ADR	882,748	24,302,052
*ΩICICI Lombard General Insurance Co., Ltd.	175,025	3,588,446
ΩICICI Prudential Life Insurance Co., Ltd.	83,563	573,770
ΩICICI Securities, Ltd.	10,767	97,590

37

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
ICRA, Ltd.	4	$254
*IDFC First Bank, Ltd.	2,237,748	2,203,251
*IDFC, Ltd.	774,793	1,130,112
*IFB Industries, Ltd.	1,088	20,002
IIFL Securities, Ltd.	64,098	110,241
*India Cements, Ltd. (The)	915,833	2,463,113
India Glycols, Ltd.	2,197	22,122
India Nippon Electricals, Ltd.	1,307	10,972
*Indiabulls Real Estate, Ltd.	331,885	527,444
Indian Bank	130,760	859,209
ΩIndian Energy Exchange, Ltd.	288,119	539,729
Indian Hotels Co., Ltd.	414,906	2,868,022
Indian Metals & Ferro Alloys, Ltd.	4,365	38,316
Indian Oil Corp., Ltd.	917,757	1,857,266
Indian Railway Catering & Tourism Corp., Ltd.	116,112	1,445,551
*Indo Count Industries, Ltd.	39,732	187,002
Indoco Remedies, Ltd.	9,575	37,520
Indraprastha Gas, Ltd.	160,490	902,508
*Indus Towers, Ltd.	360,822	1,534,341
IndusInd Bank, Ltd.	231,593	4,207,110
Infibeam Avenues, Ltd.	610,214	248,660
Info Edge India, Ltd.	38,117	2,765,594
Infosys, Ltd.	1,065,018	18,132,542
#Infosys, Ltd., Sponsored ADR	566,806	9,471,328
Ingersoll Rand India, Ltd.	2,149	102,895
*Inox Wind, Ltd.	52,354	393,802
*Intellect Design Arena, Ltd.	96,829	1,253,066
*ΩInterGlobe Aviation, Ltd.	46,214	2,205,732
IOL Chemicals and Pharmaceuticals, Ltd.	5,987	28,250
ION Exchange India, Ltd.	10,541	71,746
Ipca Laboratories, Ltd.	303,133	4,866,550
IRB Infrastructure Developers, Ltd.	360,791	294,042
ΩIRCON International, Ltd.	126,386	379,523
ISMT, Ltd.	17,266	22,328
ITC, Ltd.	1,471,233	7,681,825
ITD Cementation India, Ltd.	62,101	282,050
*J. Kumar Infraprojects, Ltd.	22,484	182,206
Jai Corp., Ltd.	21,547	83,581
*Jain Irrigation Systems, Ltd.	141,937	106,321
*Jaiprakash Associates, Ltd.	402,222	96,173
*Jaiprakash Power Ventures, Ltd.	2,229,827	533,162
Jammu & Kashmir Bank, Ltd. (The)	244,451	399,917
*Jamna Auto Industries, Ltd.	140,663	235,011
JB Chemicals & Pharmaceuticals, Ltd.	22,668	517,619
JBM Auto, Ltd.	13,379	305,387
Jindal Drilling & Industries, Ltd.	749	7,063
Jindal Poly Films, Ltd.	1,244	8,478
*Jindal Saw, Ltd.	94,398	627,915
Jindal Stainless, Ltd.	323,662	2,742,367
Jindal Steel & Power, Ltd.	222,427	2,478,290
*JK Cement, Ltd.	25,847	1,238,971
JK Lakshmi Cement, Ltd.	47,394	452,177
JK Paper, Ltd.	58,216	267,335
JK Tyre & Industries, Ltd.	91,818	464,393
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	803	12,180
JSW Energy, Ltd.	259,196	1,955,707
*JSW Steel, Ltd.	385,352	4,074,458
JTEKT India, Ltd.	24,275	50,711

38

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Jubilant Foodworks, Ltd.	257,948	$1,432,010
Jubilant Ingrevia, Ltd.	49,026	324,935
*Jubilant Pharmova, Ltd.	39,249	317,148
Jupiter Wagons, Ltd.	25,131	123,025
Jyothy Labs, Ltd.	75,941	395,331
*Jyoti Structures, Ltd.	196,360	62,601
Kajaria Ceramics, Ltd.	61,694	890,588
Kalpataru Projects International, Ltd.	50,619	743,576
Kalyani Steels, Ltd.	6,884	72,869
Kansai Nerolac Paints, Ltd.	9,915	33,244
*Karnataka Bank, Ltd. (The)	132,036	365,948
Karur Vysya Bank, Ltd. (The)	297,480	727,155
Kaveri Seed Co., Ltd.	5,423	56,429
KCP, Ltd. (The)	24,768	53,032
KEC International, Ltd.	30,892	277,241
KEI Industries, Ltd.	134,856	6,457,992
*Kennametal India, Ltd.	8	241
Kewal Kiran Clothing, Ltd.	2,081	17,767
*Kiri Industries, Ltd.	7,852	34,152
Kirloskar Brothers, Ltd.	14,469	227,649
Kirloskar Ferrous Industries, Ltd.	27,341	201,495
Kirloskar Oil Engines, Ltd.	70,228	860,508
KNR Constructions, Ltd.	106,015	337,601
Kolte-Patil Developers, Ltd.	7,387	47,304
*Kotak Mahindra Bank, Ltd.	361,640	7,038,730
ΩKPI Green Energy, Ltd.	9,513	206,185
KPIT Technologies, Ltd.	112,448	2,013,751
KPR Mill, Ltd.	19,515	198,071
KRBL, Ltd.	28,083	99,308
*ΩKrishna Institute of Medical Sciences, Ltd.	1,664	40,552
Krsnaa Diagnostics, Ltd.	1,267	8,736
*KSB, Ltd.	2,186	118,213
*ΩL&T Technology Services, Ltd.	7,814	434,561
LA Opala RG, Ltd.	9,940	38,813
Lakshmi Machine Works, Ltd.	217	43,884
Larsen & Toubro, Ltd.	254,750	10,974,222
ΩLaurus Labs, Ltd.	248,322	1,339,285
Laxmi Organic Industries, Ltd.	34,869	107,006
*ΩLemon Tree Hotels, Ltd.	122,465	224,275
*LG Balakrishnan & Bros, Ltd.	6,140	94,209
Linde India, Ltd.	2,669	264,091
Lloyds Engineering Works, Ltd.	185,424	152,342
LT Foods, Ltd.	109,153	282,249
ΩLTIMindtree, Ltd.	49,201	2,775,288
Lumax Auto Technologies, Ltd.	4,139	23,717
Lupin, Ltd.	109,921	2,168,350
*LUX Industries, Ltd.	1,494	26,793
*Mahanagar Gas, Ltd.	42,658	738,010
Maharashtra Seamless, Ltd.	28,186	305,537
*Mahindra & Mahindra, Ltd.	597,844	15,450,849
*Mahindra Holidays & Resorts India, Ltd.	37,974	192,063
*Mahindra Lifespace Developers, Ltd.	34,565	263,993
*ΩMahindra Logistics, Ltd.	21,371	120,717
*Maithan Alloys, Ltd.	2,392	35,979
Man Industries India, Ltd.	6,740	32,490
Man Infraconstruction, Ltd.	72,226	187,844
*Mangalam Cement, Ltd.	3,757	37,871
Mangalore Refinery & Petrochemicals, Ltd.	19,461	58,346

39

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Marico, Ltd.	368,531	$2,287,963
*Marksans Pharma, Ltd.	124,175	246,754
Maruti Suzuki India, Ltd.	53,110	8,158,773
Mastek, Ltd.	10,775	347,853
Max Healthcare Institute, Ltd.	320,568	3,228,492
*Mayur Uniquoters, Ltd.	28	177
Mazagon Dock Shipbuilders, Ltd.	3,851	108,416
*Medplus Health Services, Ltd.	3,237	27,037
Meghmani Organics, Ltd.	164	170
ΩMetropolis Healthcare, Ltd.	18,773	408,990
Minda Corp., Ltd.	43,927	214,828
ΩMishra Dhatu Nigam, Ltd.	24,181	127,214
*MM Forgings, Ltd.	1,432	19,759
MOIL, Ltd.	41,213	200,641
Monte Carlo Fashions, Ltd.	1,149	9,400
*Morepen Laboratories, Ltd.	196,568	117,913
Motherson Sumi Wiring India, Ltd.	1,076,470	890,863
Mphasis, Ltd.	46,173	1,281,021
MPS, Ltd.	1,582	31,039
MRF, Ltd.	878	1,399,764
Mrs Bectors Food Specialities, Ltd.	16,168	247,327
MSTC, Ltd.	13,148	142,004
*Mukand, Ltd.	4,024	8,819
Multi Commodity Exchange of India, Ltd.	8,424	414,858
Narayana Hrudayalaya, Ltd.	44,593	687,898
Natco Pharma, Ltd.	70,893	865,088
National Aluminium Co., Ltd.	564,230	1,252,736
National Fertilizers, Ltd.	68,887	85,948
Nava, Ltd.	52,117	314,128
Navin Fluorine International, Ltd.	14,824	607,493
*ΩNavkar Corp., Ltd.	19,416	24,969
Navneet Education, Ltd.	13,487	23,778
*NCC, Ltd.	326,478	947,705
NELCO, Ltd.	6,771	61,371
Neogen Chemicals, Ltd.	1,058	19,559
NESCO, Ltd.	4,849	50,393
Nestle India, Ltd.	200,097	6,013,252
Neuland Laboratories, Ltd.	5,546	504,736
Newgen Software Technologies, Ltd.	29,928	333,244
*NHPC, Ltd.	1,135,114	1,308,759
NIIT, Ltd.	41,821	52,930
Nilkamal, Ltd.	253	5,927
ΩNippon Life India Asset Management, Ltd.	79,437	560,435
*NLC India, Ltd.	35,110	101,981
*NMDC Steel, Ltd.	2,157	1,667
*NMDC, Ltd.	562,510	1,715,112
NOCIL, Ltd.	47,880	154,337
NRB Bearings, Ltd.	15,741	59,343
NTPC, Ltd.	2,301,220	10,017,266
Nucleus Software Exports, Ltd.	2,421	40,216
Oberoi Realty, Ltd.	49,131	873,463
Oil & Natural Gas Corp., Ltd.	1,410,163	4,780,471
Oil India, Ltd.	128,322	953,769
*One 97 Communications, Ltd.	64,864	289,507
*OnMobile Global, Ltd.	29,289	28,030
*Oracle Financial Services Software, Ltd.	9,657	879,476
*Orchid Pharma, Ltd.	4,224	54,607
Orient Cement, Ltd.	83,039	220,346

40

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Orient Electric, Ltd.	29,413	$77,008
*Orient Green Power Co., Ltd.	137,040	34,245
Orient Paper & Industries, Ltd.	88,092	55,007
Oriental Hotels, Ltd.	10,120	16,095
*Orissa Minerals Development Co., Ltd. (The)	671	55,410
*Page Industries, Ltd.	3,840	1,600,872
*ΩParag Milk Foods, Ltd.	18,953	48,146
Patanjali Foods, Ltd.	28,960	524,351
*Patel Engineering, Ltd.	168,443	116,284
*PB Fintech, Ltd.	72,074	1,092,647
*PC Jeweller, Ltd.	77,325	48,330
PCBL, Ltd.	150,327	487,630
*Peninsula Land, Ltd.	47,535	28,258
*Pennar Industries, Ltd.	44,672	73,350
*Persistent Systems, Ltd.	157,174	6,345,639
Petronet LNG, Ltd.	569,232	2,118,683
Pfizer, Ltd.	437	22,297
*PG Electroplast, Ltd.	945	23,884
*Phoenix Mills, Ltd. (The)	44,539	1,682,378
PI Industries, Ltd.	35,010	1,533,267
Pidilite Industries, Ltd.	60,420	2,207,920
*Piramal Pharma, Ltd.	325,537	560,469
Pitti Engineering, Ltd.	5,207	54,846
PNC Infratech, Ltd.	88,490	475,719
*Poly Medicure, Ltd.	2,866	56,443
Polycab India, Ltd.	18,647	1,266,406
*Polyplex Corp., Ltd.	5,873	65,068
Power Grid Corp. of India, Ltd.	2,670,749	9,662,054
*Power Mech Projects, Ltd.	4,021	252,717
*Praj Industries, Ltd.	157,869	1,036,393
*Prakash Industries, Ltd.	41,930	86,010
ΩPrataap Snacks, Ltd.	12	128
Precision Camshafts, Ltd.	766	1,943
Prestige Estates Projects, Ltd.	53,918	891,942
*Pricol, Ltd.	30,485	158,186
*Prince Pipes & Fittings, Ltd.	23,545	180,363
*Prism Johnson, Ltd.	24,139	47,693
Procter & Gamble Health, Ltd.	1,342	78,970
Procter & Gamble Hygiene & Health Care, Ltd.	319	61,824
PSP Projects, Ltd.	7,859	63,589
Punjab National Bank	1,041,787	1,761,154
*Puravankara, Ltd.	24,176	113,279
*PVR Inox, Ltd.	9,651	157,443
ΩQuess Corp., Ltd.	27,975	209,017
Radico Khaitan, Ltd.	11,434	240,791
Rain Industries, Ltd.	144,702	302,632
*Rajesh Exports, Ltd.	14,799	56,288
Rallis India, Ltd.	53,846	171,794
*Ramco Cements, Ltd. (The)	31,353	298,588
Ramkrishna Forgings, Ltd.	62,485	562,345
*Ramky Infrastructure, Ltd.	2,551	17,375
*Rashtriya Chemicals & Fertilizers, Ltd.	126,433	228,284
Ratnamani Metals & Tubes, Ltd.	2,304	87,250
*RattanIndia Power, Ltd.	1,379,340	152,091
Raymond, Ltd.	23,516	592,816
*ΩRBL Bank, Ltd.	622,488	1,942,005
*Redington, Ltd.	463,163	1,213,470
*Redtape, Ltd.	20,258	177,460

41

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Relaxo Footwears, Ltd.	7,413	$74,124
Reliance Industrial Infrastructure, Ltd.	4,052	64,338
Reliance Industries, Ltd.	783,822	27,562,765
ΩReliance Industries, Ltd., GDR	237,885	16,818,470
*Reliance Infrastructure, Ltd.	153,999	328,352
*Reliance Power, Ltd.	2,025,742	662,815
*Religare Enterprises, Ltd.	44,975	118,345
Rico Auto Industries, Ltd.	56,835	94,514
RITES, Ltd.	29,677	243,306
Rossari Biotech, Ltd.	2,832	25,431
Route Mobile, Ltd.	20,427	373,096
*RPSG Ventures, Ltd.	1,498	12,951
Rupa & Co., Ltd.	14,575	47,645
Safari Industries India, Ltd.	6,641	168,225
Sagar Cements, Ltd.	10,974	29,304
ΩSalasar Techno Engineering, Ltd.	140,637	34,723
Samvardhana Motherson International, Ltd.	1,324,989	2,083,490
Sandhar Technologies, Ltd.	8,402	50,914
Sanofi India, Ltd.	3,072	306,535
*Sapphire Foods India, Ltd.	7,368	125,643
*Sarda Energy & Minerals, Ltd.	43,229	124,450
Saregama India, Ltd.	80	413
Sasken Technologies, Ltd.	1,283	23,889
SBI Cards & Payment Services, Ltd.	115,777	1,010,597
ΩSBI Life Insurance Co., Ltd.	191,979	3,305,367
Schaeffler India, Ltd.	3,996	176,717
*Schneider Electric Infrastructure, Ltd.	27,465	265,775
*SEPC, Ltd.	489,145	113,732
*Sequent Scientific, Ltd.	53,388	79,119
ΩSH Kelkar & Co., Ltd.	80	191
Shanthi Gears, Ltd.	1,554	10,509
Sharda Cropchem, Ltd.	5,932	26,206
Sharda Motor Industries, Ltd.	1,747	32,227
*Sheela Foam, Ltd.	2,552	27,662
*Shilpa Medicare, Ltd.	17,344	114,402
*Shipping Corp. of India Land and Assets, Ltd.	41,311	33,891
Shipping Corp. of India, Ltd.	90,775	247,238
*Shoppers Stop, Ltd.	10,377	89,180
Shree Cement, Ltd.	3,510	1,028,347
*Shree Renuka Sugars, Ltd.	329,684	176,822
Shriram Pistons & Rings, Ltd.	5,425	133,073
Siemens, Ltd.	24,949	1,746,778
*SIS, Ltd.	7,269	40,716
Siyaram Silk Mills, Ltd.	3,783	21,192
*SJS Enterprises, Ltd.	5,061	38,117
SJVN, Ltd.	153,729	247,628
SKF India, Ltd.	4,856	269,266
Skipper, Ltd.	7,048	30,216
Snowman Logistics, Ltd.	33,067	26,949
Sobha, Ltd.	21,777	463,735
Solar Industries India, Ltd.	10,249	1,101,614
*Solara Active Pharma Sciences, Ltd.	4,767	30,432
Somany Ceramics, Ltd.	894	6,760
Sonata Software, Ltd.	103,576	857,979
*South Indian Bank, Ltd. (The)	1,069,533	394,171
SRF, Ltd.	82,904	2,604,330
State Bank of India	789,876	7,821,960
*Steel Authority of India, Ltd.	681,032	1,340,250

42

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Sterlite Technologies, Ltd.	99,231	$163,529
Strides Pharma Science, Ltd.	36,807	395,283
Stylam Industries, Ltd.	3,005	59,471
Styrenix Performance Materials, Ltd.	3,265	64,683
*Subex, Ltd.	187,237	69,230
Subros, Ltd.	11,915	88,910
Sudarshan Chemical Industries, Ltd.	13,132	116,405
Sumitomo Chemical India, Ltd.	25,420	122,201
Sun Pharmaceutical Industries, Ltd.	344,197	6,196,567
Sun TV Network, Ltd.	45,098	354,249
Sundaram-Clayton, Ltd.	441	8,750
Sundram Fasteners, Ltd.	24,281	325,047
*Sunflag Iron & Steel Co., Ltd.	7,666	20,062
Sunteck Realty, Ltd.	28,132	147,916
*Suprajit Engineering, Ltd.	24,832	125,817
Supreme Industries, Ltd.	29,648	1,798,752
Supreme Petrochem, Ltd.	11,520	94,412
Surya Roshni, Ltd.	34,128	257,608
*Suven Pharmaceuticals, Ltd.	54,116	428,362
*Suzlon Energy, Ltd.	4,724,426	2,355,524
*Swan Energy, Ltd.	12,109	90,038
Swaraj Engines, Ltd.	739	21,867
Symphony, Ltd.	2,434	28,195
*ΩSyngene International, Ltd.	132,796	1,096,842
TAJGVK Hotels & Resorts, Ltd.	4,292	19,213
Tamil Nadu Newsprint & Papers, Ltd.	29,284	96,430
Tamilnadu Petroproducts, Ltd.	25,873	26,885
Tanla Platforms, Ltd.	50,711	556,576
*TARC, Ltd.	27,794	51,616
Tata Chemicals, Ltd.	94,558	1,215,064
Tata Communications, Ltd.	57,447	1,191,025
Tata Consultancy Services, Ltd.	403,454	18,474,662
Tata Consumer Products, Ltd.	282,450	3,752,008
Tata Elxsi, Ltd.	20,701	1,749,616
*Tata Motors, Ltd.	865,938	10,460,428
Tata Power Co., Ltd. (The)	739,230	3,980,273
Tata Steel, Ltd.	5,365,772	10,611,124
*Tata Teleservices Maharashtra, Ltd.	82,289	81,119
TCI Express, Ltd.	3,456	42,798
TD Power Systems, Ltd.	46,507	186,978
*TeamLease Services, Ltd.	495	19,692
Tech Mahindra, Ltd.	293,380	4,442,741
*Techno Electric & Engineering Co., Ltd.	11,666	141,882
Tega Industries, Ltd.	3,808	68,370
*ΩTejas Networks, Ltd.	35,977	493,434
Texmaco Rail & Engineering, Ltd.	128,217	280,065
Thermax, Ltd.	1,868	104,545
Thirumalai Chemicals, Ltd.	13,246	43,531
Thomas Cook India, Ltd.	61,165	149,364
*ΩThyrocare Technologies, Ltd.	9,563	73,921
Tide Water Oil Co. India, Ltd.	20	428
Tilaknagar Industries, Ltd.	41,926	119,040
Time Technoplast, Ltd.	112,573	372,449
Timken India, Ltd.	6,460	258,632
Titagarh Rail System, Ltd.	39,971	506,774
Titan Co., Ltd.	154,213	6,633,915
Torrent Pharmaceuticals, Ltd.	49,611	1,571,254
Torrent Power, Ltd.	29,009	521,900

43

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Transformers & Rectifiers India, Ltd.	6,941	$52,168
*TransIndia Real Estate, Ltd.	38,069	21,718
Transport Corp. of India, Ltd.	10,157	106,797
Trent, Ltd.	72,591	3,836,690
*Trident, Ltd.	653,563	308,232
Triveni Engineering & Industries, Ltd.	37,570	163,160
Triveni Turbine, Ltd.	71,398	459,992
TTK Prestige, Ltd.	2,247	18,919
Tube Investments of India, Ltd.	61,793	2,771,775
TV Today Network, Ltd.	10,442	29,441
*TV18 Broadcast, Ltd.	210,730	116,432
TVS Holdings, Ltd.	441	45,925
TVS Motor Co., Ltd.	147,482	3,641,258
TVS Srichakra, Ltd.	4	201
Uflex, Ltd.	8,452	45,934
Ugar Sugar Works, Ltd.	31,094	29,702
ΩUjjivan Small Finance Bank, Ltd.	428,311	275,406
UltraTech Cement, Ltd.	62,882	7,515,317
Union Bank of India, Ltd.	661,791	1,223,068
United Breweries, Ltd.	4,961	121,171
United Spirits, Ltd.	146,294	2,063,708
UNO Minda, Ltd.	105,708	934,995
UPL, Ltd.	180,906	1,099,600
Usha Martin, Ltd.	98,426	444,789
UTI Asset Management Co., Ltd.	17,514	199,508
*VA Tech Wabag, Ltd.	25,473	294,934
Vaibhav Global, Ltd.	29,537	146,966
*ΩValiant Organics, Ltd.	3,694	18,553
*Valor Estate, Ltd.	78,555	222,099
Vardhman Textiles, Ltd.	50,236	268,260
*ΩVarroc Engineering, Ltd.	22,387	141,052
Varun Beverages, Ltd.	242,020	4,291,378
Vascon Engineers, Ltd.	22,465	20,436
Vedanta, Ltd.	517,738	2,468,736
Venky’s India, Ltd.	1,857	40,037
Vesuvius India, Ltd.	12	653
V-Guard Industries, Ltd.	48,797	200,601
Vinati Organics, Ltd.	2,167	42,506
VIP Industries, Ltd.	36,148	238,109
*VL E-Governance & IT Solutions, Ltd.	5,663	4,374
*V-Mart Retail, Ltd.	1,462	37,874
*Vodafone Idea, Ltd.	4,061,833	642,601
Voltamp Transformers, Ltd.	3,823	476,483
Voltas, Ltd.	97,077	1,715,853
VRL Logistics, Ltd.	10,955	73,376
VST Industries, Ltd.	467	22,553
*VST Tillers Tractors, Ltd.	544	23,893
*Welspun Corp., Ltd.	60,775	411,073
Welspun Enterprises, Ltd.	13,363	58,634
Welspun Living, Ltd.	165,270	296,921
West Coast Paper Mills, Ltd.	23,057	184,321
Westlife Foodworld, Ltd.	9,529	96,847
*Whirlpool of India, Ltd.	2,992	54,032
Wipro, Ltd.	658,414	3,648,901
#Wipro, Ltd., Sponsored ADR	34,608	186,537
*Wockhardt, Ltd.	50,345	341,793
Wonderla Holidays, Ltd.	8,636	102,567
*Yes Bank, Ltd.	8,711,827	2,730,399

44

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Zee Entertainment Enterprises, Ltd.	510,019	$898,258
Zensar Technologies, Ltd.	79,230	582,334
*Zomato, Ltd.	1,850,692	4,284,243
*Zydus Lifesciences, Ltd.	76,774	877,411
Zydus Wellnes, Ltd.	2,724	54,388

TOTAL INDIA		769,195,409

INDONESIA — (1.6%)
Ace Hardware Indonesia TBK PT	4,606,400	264,882
Adaro Energy Indonesia TBK PT	13,950,400	2,325,067
*Adhi Karya Persero TBK PT	1,156,400	18,349
AKR Corporindo TBK PT	5,691,000	586,250
*Alam Sutera Realty TBK PT	18,800	153
Aneka Tambang TBK	5,164,000	520,846
Arwana Citramulia TBK PT	455,300	18,201
Astra Agro Lestari TBK PT	158,400	63,321
Astra International TBK PT	11,473,900	3,634,107
Astra Otoparts TBK PT	633,000	80,974
Bank BTPN Syariah TBK PT	1,788,300	133,628
Bank Central Asia TBK PT	22,031,200	13,278,337
*Bank China Construction Bank Indonesia TBK PT	47,100	197
*Bank Ina Perdana PT	4,300	1,121
*Bank Jago TBK PT	1,542,500	203,959
Bank Mandiri Persero TBK PT	14,551,800	6,175,118
Bank Maybank Indonesia TBK PT	24,100	362
Bank Negara Indonesia Persero TBK PT	8,210,100	2,650,862
*Bank Neo Commerce TBK PT	4,054,400	61,340
Bank OCBC Nisp TBK PT	336,400	26,895
*Bank Pan Indonesia TBK PT	432,900	29,685
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	181,000	11,299
Bank Pembangunan Daerah Jawa Timur TBK PT	684,500	25,048
Bank Rakyat Indonesia Persero TBK PT	23,101,860	7,018,646
Bank Syariah Indonesia TBK PT	2,567,300	416,831
Bank Tabungan Negara Persero TBK PT	3,939,990	319,852
Barito Pacific TBK PT	6,847,789	429,566
*Bekasi Fajar Industrial Estate TBK PT	8,000	57
*Bhakti Multi Artha TBK PT	1,150,400	28,300
*Bintang Oto Global TBK PT	723,800	41,398
BISI International TBK PT	2,200	255
Blue Bird TBK PT	369,600	35,346
*Buana Lintas Lautan TBK PT	33,292,000	235,460
Bukit Asam TBK PT	3,314,800	617,703
*Bumi Resources Minerals TBK PT	30,561,200	287,568
*Bumi Resources TBK PT	61,543,300	374,710
*Bumi Serpong Damai TBK PT	1,513,700	86,577
*Capital Financial Indonesia TBK PT	8,152,200	258,203
*Cemindo Gemilang PT	1,405,200	96,359
Chandra Asri Pacific TBK PT	1,274,300	593,655
Charoen Pokphand Indonesia TBK PT	943,100	287,106
ΩCikarang Listrindo TBK PT	3,300	138
Ciputra Development TBK PT	4,384,800	324,950
*Citra Marga Nusaphala Persada TBK PT	1,700	163
Delta Dunia Makmur TBK PT	1,964,700	60,415
Dharma Satya Nusantara TBK PT	1,778,700	69,463
Elang Mahkota Teknologi TBK PT	24,500	582
Elnusa TBK PT	1,780,900	46,877
Erajaya Swasembada TBK PT	5,630,000	139,884
ESSA Industries Indonesia TBK PT	5,124,300	245,815
*Gajah Tunggal TBK PT	987,200	70,731

45

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
*GoTo Gojek Tokopedia TBK PT	110,181,500	$426,903
Gudang Garam TBK PT	219,600	246,138
*Harum Energy TBK PT	2,381,400	206,505
Impack Pratama Industri TBK PT	1,778,600	38,722
Indah Kiat Pulp & Paper TBK PT	1,639,800	945,457
Indika Energy TBK PT	2,635,300	232,574
Indo Tambangraya Megah TBK PT	1,221,200	1,894,512
Indocement Tunggal Prakarsa TBK PT	201,900	96,232
Indofood CBP Sukses Makmur TBK PT	397,500	265,856
Indofood Sukses Makmur TBK PT	3,055,500	1,174,469
Indomobil Sukses Internasional TBK PT	308,200	26,063
Indosat TBK PT	277,100	187,460
Industri Jamu Dan Farmasi Sido Muncul TBK PT	3,017,396	135,467
*Integra Indocabinet TBK PT	2,800	48
*Intiland Development TBK PT	801,900	9,124
*Japfa Comfeed Indonesia TBK PT	3,907,400	275,152
Jasa Marga Persero TBK PT	396,900	131,812
Jaya Real Property TBK PT	4,900	202
Kalbe Farma TBK PT	13,718,600	1,227,587
*Kapuas Prima Coal TBK PT	12,400	7
*Kawasan Industri Jababeka TBK PT	9,589,200	71,948
Map Aktif Adiperkasa PT	687,000	33,378
Mayora Indah TBK PT	173,200	25,565
*MD Pictures TBK PT	726,400	220,243
Medco Energi Internasional TBK PT	6,647,500	551,914
Media Nusantara Citra TBK PT	3,321,400	64,140
Medikaloka Hermina TBK PT	323,100	25,335
*Merdeka Copper Gold TBK PT	3,930,773	635,789
*Metro Healthcare Indonesia TBK PT	10,257,700	108,507
Metrodata Electronics TBK PT	491,000	17,665
Mitra Adiperkasa TBK PT	6,001,500	581,326
Mitra Keluarga Karyasehat TBK PT	1,102,200	196,580
Nippon Indosari Corpindo TBK PT	1,500	105
Pabrik Kertas Tjiwi Kimia TBK PT	898,200	432,252
*Pacific Strategic Financial TBK PT	1,495,400	104,384
Pakuwon Jati TBK PT	3,538,400	87,481
*Panin Financial TBK PT	6,876,000	123,480
*Paninvest TBK PT	239,600	12,673
Perusahaan Gas Negara TBK PT	5,516,200	498,697
*PP Persero TBK PT	1,625,800	41,995
Prodia Widyahusada TBK PT	167,200	33,728
PT Tower Bersama Infrastructure TBK	825,000	100,207
Puradelta Lestari TBK PT	12,100	120
Ramayana Lestari Sentosa TBK PT	3,800	112
Rukun Raharja TBK PT	338,600	28,633
Salim Ivomas Pratama TBK PT	5,000	111
Samindo Resources TBK PT	1,100	141
Sampoerna Agro TBK PT	1,100	135
Samudera Indonesia TBK PT	1,819,700	30,888
Sarana Menara Nusantara TBK PT	7,339,900	363,384
Sariguna Primatirta TBK PT	3,100	182
Sawit Sumbermas Sarana TBK PT	1,966,000	128,165
Selamat Sempurna TBK PT	1,057,500	117,067
Semen Baturaja TBK PT	1,600	23
*Semen Indonesia Persero TBK PT	1,122,396	322,361
Siloam International Hospitals TBK PT	3,200	472
*<»Sri Rejeki Isman TBK PT	16,700	28
Sumber Alfaria Trijaya TBK PT	4,318,600	778,198

46

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Summarecon Agung TBK PT	6,115,549	$193,697
Surya Citra Media TBK PT	11,424,800	90,640
*Surya Semesta Internusa TBK PT	2,833,500	186,460
Telkom Indonesia Persero TBK PT	13,751,600	2,680,970
Telkom Indonesia Persero TBK PT, Sponsored ADR	41,343	804,121
Tempo Scan Pacific TBK PT	188,400	22,478
Timah TBK PT	1,661,200	92,970
Transcoal Pacific TBK PT	552,100	288,613
Tunas Baru Lampung TBK PT	4,900	187
Ultrajaya Milk Industry & Trading Co. TBK PT	7,700	881
Unilever Indonesia TBK PT	1,397,700	225,214
United Tractors TBK PT	1,281,000	1,955,770
Vale Indonesia TBK PT	1,140,300	298,049
*Waskita Beton Precast TBK PT	15,100	16
*»Waskita Karya Persero TBK PT	7,100	17
*Wijaya Karya Persero TBK PT	1,557,700	15,519
*Wintermar Offshore Marine TBK PT	1,063,700	34,672
XL Axiata TBK PT	4,942,441	750,789

TOTAL INDONESIA		63,095,376

KOREA, REPUBLIC OF — (12.0%)
*3S Korea Co., Ltd.	25,046	47,116
ABco Electronics Co., Ltd.	4,208	37,175
*ABLBio, Inc.	11,236	211,371
Able C&C Co., Ltd.	6,077	31,350
ABOV Semiconductor Co., Ltd.	1,716	19,456
Advanced Nano Products Co., Ltd.	2,227	189,168
Advanced Process Systems Corp.	10,926	276,688
Aekyung Chemical Co., Ltd.	1,430	12,933
Aekyung Industrial Co., Ltd.	795	11,993
Ahnlab, Inc.	1,053	48,380
*Air Busan Co., Ltd.	4,661	9,089
AJ Networks Co., Ltd.	10,541	36,647
Ajin Industrial Co., Ltd.	28,564	82,772
*AJINEXTEK Co., Ltd.	196	1,639
AK Holdings, Inc.	8	88
*Alteogen, Inc.	10,728	1,373,116
*ALUKO Co., Ltd.	49,775	119,927
*Amicogen, Inc.	17,367	96,504
*Amo Greentech Co., Ltd.	5,851	44,282
Amorepacific Corp.	11,103	1,361,666
*Amotech Co., Ltd.	6,164	33,226
*Anam Electronics Co., Ltd.	39,324	53,433
*Ananti, Inc.	39,017	180,109
*Anapass, Inc.	4,835	75,039
*Anterogen Co., Ltd.	1,962	20,428
*Apact Co., Ltd.	30	131
*APS, Inc.	5,056	26,449
Asia Cement Co., Ltd.	5,362	39,300
Asia Pacific Satellite, Inc.	1,969	24,931
Asia Paper Manufacturing Co., Ltd.	21,730	133,484
Atec Co., Ltd.	2,159	22,698
Avaco Co., Ltd.	5,463	72,334
Baiksan Co., Ltd.	8,115	80,733
BGF retail Co., Ltd.	2,995	284,093
BGFecomaterials Co., Ltd.	20,221	58,815
BH Co., Ltd.	19,558	246,934
*BHI Co., Ltd.	9,966	62,662
#*Binex Co., Ltd.	11,908	120,708

47

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Binggrae Co., Ltd.	4,112	$212,428
Bio Plus Co., Ltd.	30,560	142,397
*Biodyne Co., Ltd.	11,550	75,797
*Bioneer Corp.	3,728	81,999
BIT Computer Co., Ltd.	8,597	37,695
*BNC Korea Co., Ltd.	35,588	165,567
BNK Financial Group, Inc.	97,762	593,461
Boditech Med, Inc.	20,529	236,170
BoKwang Industry Co., Ltd.	16	62
Bookook Securities Co., Ltd.	4	70
Boryung	14,293	115,308
*Bosung Power Technology Co., Ltd.	18,816	44,654
Brand X Co., Ltd.	7,724	27,915
*Bubang Co., Ltd.	21,226	30,408
*Bukwang Pharmaceutical Co., Ltd.	6,477	29,805
*BusinessOn Communication Co., Ltd.	3,986	41,241
Byucksan Corp.	29,642	48,256
*C&C International Corp.	130	7,967
*Cafe24 Corp.	9,305	101,526
*CammSys Corp.	35,579	36,400
Camus Engineering & Construction, Inc.	40	44
Caregen Co., Ltd.	1,335	21,250
*Celltrion Pharm, Inc.	7,066	491,312
Celltrion, Inc.	62,092	8,490,983
*Chabiotech Co., Ltd.	7,198	89,109
Changhae Ethanol Co., Ltd.	12	79
Cheil Worldwide, Inc.	24,111	330,063
Chemtronics Co., Ltd.	7,450	151,738
*Chemtros Co., Ltd.	10,277	51,084
Cheryong Electric Co., Ltd.	7,467	335,504
*ChinHung International, Inc.	9,834	6,781
*Chips&Media, Inc.	8,352	132,946
*Choil Aluminum Co., Ltd.	28,478	48,937
#Chong Kun Dang Pharmaceutical Corp.	5,162	389,550
Chongkundang Holdings Corp.	225	10,028
Choong Ang Vaccine Laboratory	2,438	19,174
*»Chorokbaem Media Co., Ltd.	7,854	5,757
*CJ CGV Co., Ltd.	31,387	130,580
CJ CheilJedang Corp.	5,685	1,386,184
CJ Corp.	11,797	1,089,991
*CJ ENM Co., Ltd.	10,320	567,484
CJ Freshway Corp.	5,136	85,284
CJ Logistics Corp.	7,615	675,493
Classys, Inc.	5,237	143,799
CLIO Cosmetics Co., Ltd.	584	14,789
*CMG Pharmaceutical Co., Ltd.	59,575	91,166
*CoAsia Corp.	3,960	21,575
*Com2uS Holdings Corp.	3,226	70,024
*Comtec Systems Co., Ltd.	40,876	20,614
*ContentreeJoongAng Corp.	1,012	9,834
*Coreana Cosmetics Co., Ltd.	8,640	19,629
*Corentec Co., Ltd.	12	80
*COSMAX NBT, Inc.	7,240	23,782
Cosmax, Inc.	5,642	571,915
*Cosmecca Korea Co., Ltd.	2,815	72,610
*CosmoAM&T Co., Ltd.	9,371	1,029,244
*Cosmochemical Co., Ltd.	7,096	165,065
Coway Co., Ltd.	42,015	1,693,246

48

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
COWELL FASHION Co., Ltd.	3,338	$7,728
Cowintech Co., Ltd.	5,429	91,328
Creas F&C Co., Ltd.	304	1,845
*Creative & Innovative System	8,534	70,762
Creverse, Inc.	8	110
*CS Bearing Co., Ltd.	3,034	17,869
CS Wind Corp.	5,661	215,037
*CTC BIO, Inc.	6,632	39,108
*Curexo, Inc.	2,592	23,011
*D&C Media Co., Ltd.	1,437	25,733
D.I Corp.	12,200	176,543
*»DA Technology Co., Ltd.	83,620	12,282
Dae Hwa Pharmaceutical Co., Ltd.	2,728	21,850
Dae Won Kang Up Co., Ltd.	37,930	158,899
*»Dae Yu Co., Ltd.	12	4
*Daea TI Co., Ltd.	24,409	54,572
*Daebo Magnetic Co., Ltd.	1,149	21,033
*Daechang Co., Ltd.	9,921	11,363
Daechang Forging Co., Ltd.	14,340	69,620
Daedong Corp.	70,191	610,445
Daeduck Electronics Co., Ltd.	47,029	796,237
Daehan New Pharm Co., Ltd.	4,424	25,607
*Dae-Il Corp.	23,844	102,132
Daejoo Co., Ltd.	32	40
*Daejoo Electronic Materials Co., Ltd.	2,037	138,394
Daesang Corp.	12,527	198,949
Daesang Holdings Co., Ltd.	12,524	78,383
Daesung Energy Co., Ltd.	2,577	16,222
*Daesung Industrial Co., Ltd.	16,717	46,083
*Daesung Private Equity, Inc.	12,629	18,503
*Daewon Cable Co., Ltd.	4,626	10,962
Daewon Media Co., Ltd.	4,232	31,355
Daewon Pharmaceutical Co., Ltd.	11,324	122,572
*Daewoo Electronic Components Co., Ltd.	24	24
*Daewoo Engineering & Construction Co., Ltd.	172,340	478,203
Daewoong Pharmaceutical Co., Ltd.	949	76,835
Daihan Pharmaceutical Co., Ltd.	671	13,812
Daishin Securities Co., Ltd.	52	591
*Danal Co., Ltd.	37,890	107,329
Daol Investment & Securities Co., Ltd.	23,705	54,542
#*Dawonsys Co., Ltd.	11,293	110,307
DB Financial Investment Co., Ltd.	4,025	12,392
#DB HiTek Co., Ltd.	22,681	679,396
DB Insurance Co., Ltd.	58,140	4,093,063
*Dentis Co., Ltd.	3,152	21,164
Dentium Co., Ltd.	3,676	345,498
*Devsisters Co., Ltd.	649	22,540
*Dexter Studios Co., Ltd.	13,751	70,143
DGB Financial Group, Inc.	171,107	1,049,842
DI Dong Il Corp.	4,163	77,411
Digital Daesung Co., Ltd.	20	102
*DIO Corp.	4,805	71,618
*DK Tech Co., Ltd.	7,238	45,509
DL Holdings Co., Ltd.	4,380	169,229
DMS Co., Ltd.	2,060	9,435
DNF Co., Ltd.	3,533	55,982
Dohwa Engineering Co., Ltd.	9,853	53,182
Dong-A ST Co., Ltd.	2,727	133,380

49

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Dongbang Transport Logistics Co., Ltd.	36,474	$58,059
Dongjin Semichem Co., Ltd.	17,532	550,531
Dongkoo Bio & Pharma Co., Ltd.	2,887	13,953
DongKook Pharmaceutical Co., Ltd.	1,932	23,037
Dongkuk Holdings Co., Ltd.	21,608	131,483
Dongkuk Industries Co., Ltd.	26,285	137,501
Dongkuk Steel Mill Co., Ltd.	32,931	281,633
*Dongkuk Structures & Construction Co., Ltd.	12,508	26,743
Dongsung Chemical Co., Ltd.	15,555	51,827
Dongsung Finetec Co., Ltd.	11,528	107,098
*Dongsung Pharmaceutical Co., Ltd.	5,221	19,606
*»Dongwha Enterprise Co., Ltd.	1,459	59,433
Dongwha Pharm Co., Ltd.	26,674	168,293
Dongwon F&B Co., Ltd.	20	563
Dongwon Systems Corp.	8	249
Dongwoon Anatech Co., Ltd.	11,992	177,871
Dongyang E&P, Inc.	4,322	63,637
*Dongyang Steel Pipe Co., Ltd.	13,344	6,816
Doosan Bobcat, Inc.	46,816	1,768,175
Doosan Co., Ltd.	6,053	667,008
*Doosan Enerbility Co., Ltd.	210,643	2,560,453
*Doosan Fuel Cell Co., Ltd.	7,708	111,150
Doosan Tesna, Inc.	6,895	244,700
Douzone Bizon Co., Ltd.	8,217	356,123
*Dream Security Co., Ltd.	24,161	58,737
Dreamtech Co., Ltd.	15,660	107,074
*DRTECH Corp.	17,337	43,088
*DSK Co., Ltd.	24	113
Dual Co., Ltd.	4,865	13,112
Duck Yang Industry Co., Ltd.	11,125	40,971
*Duk San Neolux Co., Ltd.	2,564	71,238
*Duksan Hi-Metal Co., Ltd.	29,344	157,750
*Duksan Techopia Co., Ltd.	1,546	45,694
Dukshinepc Co., Ltd.	31,189	40,619
Duksung Co., Ltd.	4,646	29,817
DY Corp.	9,953	41,768
DY POWER Corp.	6,511	61,761
*Dynamic Design Co., Ltd.	3,394	17,926
DYPNF Co., Ltd.	1,375	22,235
*»E Investment&Development Co., Ltd.	16,368	3,091
E1 Corp.	1,582	78,751
Eagon Industrial, Ltd.	8	32
Easy Holdings Co., Ltd.	17,331	41,193
Echo Marketing, Inc.	13,007	129,496
*Eco&Dream Co., Ltd.	3,173	101,588
Ecoplastic Corp.	27,508	91,853
#*Ecopro BM Co., Ltd.	18,754	3,236,256
*Ecopro Co., Ltd.	43,350	3,330,996
Ecopro HN Co., Ltd.	4,366	217,337
*EG Corp.	1,480	9,134
Elentec Co., Ltd.	11,522	65,609
E-MART, Inc.	11,821	544,822
*EMRO, Inc.	2,692	131,474
EM-Tech Co., Ltd.	2,123	51,996
*Enchem Co., Ltd.	647	133,885
ENF Technology Co., Ltd.	9,195	186,614
Eo Technics Co., Ltd.	3,471	603,991
*Eubiologics Co., Ltd.	10,154	98,373

50

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Eugene Investment & Securities Co., Ltd.	41,125	$129,734
Eugene Technology Co., Ltd.	4,349	168,661
*EV Advanced Material Co., Ltd.	25,729	47,377
*E-World	22,430	31,841
*Exem Co., Ltd.	30,780	58,460
F&F Co., Ltd.	7,833	373,486
FarmStory Co., Ltd.	30,775	35,716
Fasoo Co., Ltd.	1,931	9,081
Fila Holdings Corp.	15,374	456,070
*Fine M-Tec Co., Ltd.	12,784	79,732
Fine Semitech Corp.	1,408	33,873
*Firstec Co., Ltd.	10,668	25,587
*Foosung Co., Ltd.	19,111	107,440
*FutureChem Co., Ltd.	5,987	57,093
Galaxia Moneytree Co., Ltd.	8,456	47,416
*GAMSUNG Corp. Co., Ltd.	43,658	101,240
*Gaon Cable Co., Ltd.	3,431	122,261
*GemVax & Kael Co., Ltd.	3,302	28,263
*GeneOne Life Science, Inc.	27,861	49,590
*Genexine, Inc.	19,418	105,513
*Genie Music Corp.	15,885	36,032
*Genome & Co.	1,292	6,460
*Giantstep, Inc.	3,239	21,514
*Gigalane Co., Ltd.	18,952	11,752
Global Standard Technology Co., Ltd.	5,813	206,090
*Global Tax Free Co., Ltd.	21,969	73,914
GOLFZON Co., Ltd.	1,210	68,462
*»Good People Co., Ltd.	40	–
Gradiant Corp.	5,928	69,827
Grand Korea Leisure Co., Ltd.	8,977	92,491
Green Chemical Co., Ltd.	6,002	32,527
Green Cross Corp.	2,418	199,969
Green Cross Wellbeing Corp.	5,121	37,793
*GS Engineering & Construction Corp.	41,699	497,214
GS Global Corp.	34,156	61,041
GS Holdings Corp.	22,198	721,142
GS Retail Co., Ltd.	7,903	113,962
HAESUNG DS Co., Ltd.	6,080	220,835
Haitai Confectionery & Foods Co., Ltd.	16	61
Han Kuk Carbon Co., Ltd.	46,924	386,705
Hana Financial Group, Inc.	180,276	7,656,610
Hana Materials, Inc.	3,103	121,686
Hana Micron, Inc.	19,691	391,085
*Hana Technology Co., Ltd.	1,166	50,534
Hana Tour Service, Inc.	5,770	259,673
*Hanall Biopharma Co., Ltd.	9,097	237,611
Hancom, Inc.	9,566	166,112
Hanil Feed Co., Ltd.	14,888	53,699
Hanil Holdings Co., Ltd.	991	9,070
Hanjin Kal Corp.	4,012	173,589
Hanjin Transportation Co., Ltd.	6,081	91,736
Hankook Tire & Technology Co., Ltd.	73,270	3,133,100
Hanmi Pharm Co., Ltd.	3,894	891,723
Hanmi Science Co., Ltd.	2,503	61,574
Hanmi Semiconductor Co., Ltd.	26,993	2,636,607
HanmiGlobal Co., Ltd.	4,046	47,746
Hannong Chemicals, Inc.	4,696	61,601
Hanon Systems	23,065	93,121

51

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Hansae Yes24 Holdings Co., Ltd.	16	$55
Hanshin Construction Co., Ltd.	16	77
Hanshin Machinery Co.	12,705	41,688
Hansol Chemical Co., Ltd.	5,165	724,244
Hansol Holdings Co., Ltd.	36	73
*Hansol IONES Co., Ltd.	32	295
Hansol Paper Co., Ltd.	11,142	86,905
Hansol Technics Co., Ltd.	18,436	74,832
Hanssem Co., Ltd.	1,340	54,876
*Hansung Cleantech Co., Ltd.	7,638	14,120
Hanwha Aerospace Co., Ltd.	16,450	2,517,311
Hanwha Corp.	18,054	357,266
*Hanwha Engine	4,837	44,692
*Hanwha Galleria Corp.	98,095	99,294
Hanwha General Insurance Co., Ltd.	33,946	123,788
*Hanwha Investment & Securities Co., Ltd.	57,196	140,083
Hanwha Life Insurance Co., Ltd.	60,204	128,501
*Hanwha Ocean Co., Ltd.	27,199	630,727
Hanwha Solutions Corp.	61,351	1,136,376
Hanwha Systems Co., Ltd.	21,161	301,316
*Hanyang Digitech Co., Ltd.	5,042	105,612
Hanyang Eng Co., Ltd.	9,439	139,321
Hanyang Securities Co., Ltd.	12	92
Harim Co., Ltd.	38,646	85,423
Harim Holdings Co., Ltd.	39,296	187,368
HB SOLUTION Co., Ltd.	21,606	99,580
HD Hyundai Co., Ltd.	33,306	1,624,212
HD Hyundai Construction Equipment Co., Ltd.	9,975	396,950
HD Hyundai Electric Co., Ltd.	10,586	1,891,862
*HD Hyundai Energy Solutions Co., Ltd.	3,952	68,483
*HD Hyundai Heavy Industries Co., Ltd.	2,170	216,199
HD Hyundai Infracore Co., Ltd.	112,801	679,042
*HD HYUNDAI MIPO	9,909	538,431
*HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	25,236	2,401,081
HDC Hyundai Engineering Plastics Co., Ltd.	16	49
Heerim Architects & Planners	5,344	24,901
*Helixmith Co., Ltd.	22,070	70,421
*Heungkuk Fire & Marine Insurance Co., Ltd.	120	380
HFR, Inc.	5,691	64,029
*Hironic Co., Ltd.	3,479	20,188
Hite Jinro Co., Ltd.	17,576	267,690
*HJ Shipbuilding & Construction Co., Ltd.	126	287
HK inno N Corp.	9,440	264,670
HL Holdings Corp.	4,186	102,674
HL Mando Co., Ltd.	27,703	789,739
*HLB Biostep Co., Ltd.	7,910	21,347
*HLB Life Science Co., Ltd.	8,176	101,808
*HLB Therapeutics Co., Ltd.	22,644	183,990
*HLB, Inc.	37,035	2,979,735
Home Center Holdings Co., Ltd.	11,803	9,753
*Homecast Co., Ltd.	7,944	16,611
Hotel Shilla Co., Ltd.	17,678	762,325
*Hugel, Inc.	2,477	379,050
*Humax Co., Ltd.	33,521	59,664
Humedix Co., Ltd.	4,467	109,081
Huons Co., Ltd.	3,988	99,548
Husteel Co., Ltd.	31,665	106,191
Huvitz Co., Ltd.	6,992	66,020

52

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Hwa Shin Co., Ltd.	15,815	$125,069
*Hwail Pharm Co., Ltd.	29,333	34,149
Hwangkum Steel & Technology Co., Ltd.	5,807	28,613
Hwaseung Enterprise Co., Ltd.	2,980	20,289
HYBE Co., Ltd.	5,270	770,234
Hyosung Advanced Materials Corp.	1,763	468,781
Hyosung Corp.	2,919	127,354
Hyosung Heavy Industries Corp.	3,030	686,195
Hyosung TNC Corp.	1,474	392,469
Hyundai Autoever Corp.	2,548	283,910
*Hyundai BNG Steel Co., Ltd.	6,675	104,561
Hyundai Department Store Co., Ltd.	9,165	348,802
Hyundai Elevator Co., Ltd.	9,152	268,183
HYUNDAI EVERDIGM Corp.	3,960	18,996
Hyundai Ezwel Co., Ltd.	8,662	36,288
Hyundai Glovis Co., Ltd.	11,362	1,496,190
Hyundai Marine & Fire Insurance Co., Ltd.	53,538	1,212,459
Hyundai Motor Co.	80,819	14,677,353
Hyundai Motor Securities Co., Ltd.	2,372	15,274
Hyundai Pharmaceutical Co., Ltd.	6,153	16,828
Hyundai Rotem Co., Ltd.	29,315	791,151
Hyundai Steel Co.	55,652	1,302,614
Hyundai Wia Corp.	12,327	518,196
HyVision System, Inc.	10,377	160,299
i3system, Inc.	3,256	100,359
*ICD Co., Ltd.	2,346	15,073
*Icure Pharm, Inc.	12,451	17,063
*Il Dong Pharmaceutical Co., Ltd.	2,108	23,687
Iljin Electric Co., Ltd.	11,694	186,566
Iljin Holdings Co., Ltd.	10,444	32,493
Iljin Power Co., Ltd.	8,383	77,091
*Ilshin Stone Co., Ltd.	52	40
ilShinbiobase Co., Ltd.	32	31
Ilyang Pharmaceutical Co., Ltd.	132	1,324
iMarketKorea, Inc.	1,965	12,014
InBody Co., Ltd.	7,192	154,809
Incross Co., Ltd.	5,548	37,292
Industrial Bank of Korea	144,634	1,459,840
*Infinitt Healthcare Co., Ltd.	5,808	21,726
InnoWireless Co., Ltd.	2,755	51,129
Innox Advanced Materials Co., Ltd.	7,376	172,646
*Innox Corp.	472	6,612
*Insun ENT Co., Ltd.	17,765	84,191
*Insung Information Co., Ltd.	8,203	16,707
Intellian Technologies, Inc.	2,622	121,036
Intelligent Digital Integrated Security Co., Ltd.	3,610	48,321
*Interflex Co., Ltd.	7,183	76,346
»Interojo Co., Ltd.	4,914	88,531
iNtRON Biotechnology, Inc.	8,188	41,292
Inzi Controls Co., Ltd.	8,906	49,231
IS Dongseo Co., Ltd.	8,139	158,999
ISC Co., Ltd.	5,053	270,912
i-SENS, Inc.	5,166	73,373
*ISU Chemical Co., Ltd.	14,361	126,767
*»ISU Specialty Chemical	3,524	865,638
IsuPetasys Co., Ltd.	106,872	3,096,899
*ITCEN Co., Ltd.	9,385	34,767
*ITEK, Inc.	9,784	54,155

53

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Jaeyoung Solutec Co., Ltd.	100	$47
*Jahwa Electronics Co., Ltd.	2,501	46,234
JASTECH, Ltd.	5,928	37,830
JB Financial Group Co., Ltd.	45,025	433,603
JC Chemical Co., Ltd.	10,235	46,284
Jeil Pharmaceutical Co., Ltd.	241	2,902
*Jeisys Medical, Inc.	22,955	159,943
*Jeju Semiconductor Corp.	18,269	296,751
Jin Yang Pharmaceutical Co., Ltd.	8	32
Jinsung T.E.C.	8,970	64,058
JLS Co., Ltd.	16	80
*JNK Heaters Co., Ltd.	9,439	28,854
*JNTC Co., Ltd.	294	4,308
*JoyCity Corp.	20,122	36,106
JS Corp.	3,858	52,730
Jusung Engineering Co., Ltd.	18,523	467,732
JVM Co., Ltd.	4,042	87,444
JW Holdings Corp.	39	85
JW Life Science Corp.	16	144
JW Pharmaceutical Corp.	5,415	121,261
*JW Shinyak Corp.	18,985	25,041
JYP Entertainment Corp.	17,174	828,815
Kakao Corp.	80,994	2,848,063
*Kakao Games Corp.	12,260	193,378
KakaoBank Corp.	51,417	933,772
*»Kanglim Co., Ltd.	40	5
Kangnam Jevisco Co., Ltd.	607	12,209
Kangwon Land, Inc.	40,239	446,906
KAON Group Co., Ltd.	10,869	44,118
KB Financial Group, Inc.	238,797	13,062,046
KB Financial Group, Inc., Sponsored ADR	3,894	210,159
KC Tech Co., Ltd.	1,742	46,446
KCTC	10,593	31,233
KEC Corp.	107,125	106,342
*Kencoa Aerospace Co.	2,273	18,107
KEPCO Engineering & Construction Co., Inc.	2,263	107,575
KEPCO Plant Service & Engineering Co., Ltd.	9,193	234,464
*KEYEAST Co., Ltd.	2,920	12,190
KG Chemical Corp.	141,490	586,598
KG DONGBUSTEEL	10,750	55,379
KG Eco Solution Co., Ltd.	25,438	167,120
*KG Mobility Co.	17,545	78,325
KGMobilians Co., Ltd.	10,905	39,688
KH Vatec Co., Ltd.	15,028	168,101
*Kib Plug Energy	171,112	51,627
*KidariStudio, Inc.	9,637	32,423
KINX, Inc.	1,694	113,620
KISWIRE, Ltd.	1,471	27,460
KIWOOM Securities Co., Ltd.	6,748	646,433
*KNJ Co., Ltd.	3,987	56,541
*KNW Co., Ltd.	3,138	17,369
*KoBioLabs, Inc.	2,448	13,691
Koentec Co., Ltd.	11,774	59,632
Koh Young Technology, Inc.	19,134	226,352
Kolmar Korea Co., Ltd.	8,075	293,297
Kolon Corp.	2,870	34,055
Kolon Enp, Inc.	8,401	43,947
Kolon Industries, Inc.	12,811	371,696

54

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Kolon Mobility Group Corp.	29	$70
KoMiCo, Ltd.	462	30,586
Korea Aerospace Industries, Ltd.	34,569	1,295,618
Korea Arlico Pharm Co., Ltd.	18	66
*Korea Circuit Co., Ltd.	9,867	114,583
*Korea District Heating Corp.	879	25,630
*Korea Electric Power Corp.	120,036	1,836,887
#*Korea Electric Power Corp., Sponsored ADR	20,010	153,076
Korea Electric Terminal Co., Ltd.	3,020	140,719
Korea Electronic Certification Authority, Inc.	4,692	13,596
Korea Electronic Power Industrial Development Co., Ltd.	7,427	41,163
Korea Fuel-Tech Corp.	14,730	79,187
*Korea Gas Corp.	5,494	109,713
Korea Industrial Co., Ltd.	20	45
Korea Information Certificate Authority, Inc.	10,395	36,252
Korea Investment Holdings Co., Ltd.	48,608	2,370,436
*Korea Line Corp.	114,341	147,921
Korea Movenex Co., Ltd.	20,934	77,702
Korea Parts & Fasteners Co., Ltd.	7,625	25,488
Korea Petrochemical Ind Co., Ltd.	1,937	191,163
Korea Petroleum Industries Co.	4,908	54,865
Korea Pharma Co., Ltd.	1,406	19,583
Korea United Pharm, Inc.	6,102	109,051
Korea Zinc Co., Ltd.	3,813	1,278,725
Korean Air Lines Co., Ltd.	127,111	1,926,760
Korean Drug Co., Ltd.	8	36
Korean Reinsurance Co.	4,122	24,426
*KOSES Co., Ltd.	3,314	36,111
*Krafton, Inc.	12,821	2,221,713
KSIGN Co., Ltd.	9,833	9,505
KSS LINE, Ltd.	16,885	101,034
*Kt alpha Co., Ltd.	10,831	40,123
KT&G Corp.	52,085	3,369,075
KTCS Corp.	21,186	49,052
Kukdong Oil & Chemicals Co., Ltd.	15,419	43,621
*»Kuk-il Paper Manufacturing Co., Ltd.	10,781	1,170
Kukjeon Pharmaceutical Co., Ltd.	3,936	16,090
*Kum Yang Co., Ltd.	7,741	527,044
Kumho Petrochemical Co., Ltd.	8,740	873,937
*Kumho Tire Co., Inc.	15,760	80,277
Kumkang Kind Co., Ltd.	15,272	60,443
Kwang Dong Pharmaceutical Co., Ltd.	29,644	146,493
Kwang Myung Electric Co., Ltd.	9,364	18,158
Kyobo Securities Co., Ltd.	1,026	3,734
»Kyongbo Pharmaceutical Co., Ltd.	3,379	18,190
Kyung Dong Navien Co., Ltd.	1,649	71,348
Kyung Nong Corp.	8	57
Kyungbang Co., Ltd.	720	3,975
KyungDong City Gas Co., Ltd.	4	56
Kyungdong Pharm Co., Ltd.	1,260	5,807
L&C Bio Co., Ltd.	555	8,152
*L&F Co., Ltd.	7,731	916,801
*L&K Biomed Co., Ltd.	4,290	26,818
*LabGenomics Co., Ltd.	68,870	137,282
#*Lake Materials Co., Ltd.	21,575	359,037
*LaonPeople, Inc.	4,437	20,707
*LB Semicon, Inc.	29,127	155,740
Lee Ku Industrial Co., Ltd.	9,150	43,694

55

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
LEENO Industrial, Inc.	4,644	$843,386
LG Chem, Ltd.	20,021	5,830,586
LG Corp.	48,757	2,801,032
*LG Display Co., Ltd.	203,358	1,550,824
#*LG Display Co., Ltd., Sponsored ADR	4,320	17,453
LG Electronics, Inc.	78,865	5,301,034
LG H&H Co., Ltd.	5,743	1,745,214
LG HelloVision Co., Ltd.	30,123	73,667
LG Innotek Co., Ltd.	9,912	1,592,116
LG Uplus Corp.	156,407	1,114,687
LIG Nex1 Co., Ltd.	39,706	4,619,582
*LigaChem Biosciences, Inc.	607	29,909
Lion Chemtech Co., Ltd.	24	53
*Lock & Lock Co., Ltd.	27	170
LOT Vacuum Co., Ltd.	8,959	130,291
Lotte Chemical Corp.	8,750	680,577
Lotte Chilsung Beverage Co., Ltd.	3,276	300,792
Lotte Corp.	4,532	90,830
Lotte Energy Materials Corp.	12,101	398,376
LOTTE Fine Chemical Co., Ltd.	11,481	375,058
*Lotte Non-Life Insurance Co., Ltd.	6,048	15,163
Lotte Shopping Co., Ltd.	1,350	68,081
Lotte Wellfood Co., Ltd.	215	20,845
LS Corp.	14,429	1,441,752
LS Eco Energy, Ltd.	6,245	136,910
LS Electric Co., Ltd.	22,831	2,917,267
*LTC Co., Ltd.	2,778	30,733
*LVMC Holdings	66,935	136,572
LX Hausys, Ltd.	6,153	192,100
LX INTERNATIONAL Corp.	22,438	454,572
LX Semicon Co., Ltd.	8,326	444,583
M.I.Tech Co., Ltd.	6,518	36,926
*M2N Co., Ltd.	5,590	10,799
Macquarie Korea Infrastructure Fund	173,245	1,579,399
Macrogen, Inc.	4,421	64,935
MAKUS, Inc.	8,139	73,729
*Maniker Co., Ltd.	47	39
Mcnex Co., Ltd.	10,494	194,755
*MDS Tech, Inc.	32,190	37,964
Medytox, Inc.	2,106	205,709
Meerecompany, Inc.	3,886	84,490
MegaStudyEdu Co., Ltd.	2,418	106,370
Meritz Financial Group, Inc.	45,525	2,615,357
META BIOMED Co., Ltd.	14,554	44,596
Mgame Corp.	11,456	45,008
*MiCo, Ltd.	18,719	145,190
*Mirae Asset Life Insurance Co., Ltd.	108	391
Mirae Asset Securities Co., Ltd.	29,593	162,514
Miwon Commercial Co., Ltd.	4	563
Miwon Specialty Chemical Co., Ltd.	4	401
*MNTech Co., Ltd.	1,090	13,352
*Mobase Electronics Co., Ltd.	38,174	52,092
*Mobile Appliance, Inc.	10,475	22,775
Modetour Network, Inc.	8,082	98,123
Monalisa Co., Ltd.	20	54
MonAmi Co., Ltd.	16	32
Moorim P&P Co., Ltd.	2,206	4,964
*Motrex Co., Ltd.	13,273	139,059

56

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
mPlus Corp.	6,284	$47,377
MS Autotech Co., Ltd.	27,161	90,694
Multicampus Co., Ltd.	4	102
Myoung Shin Industrial Co., Ltd.	8,801	93,989
*Naintech Co., Ltd.	8,557	18,233
Namhae Chemical Corp.	13,110	67,917
*Namu Tech Co., Ltd.	12	19
*Namuga Co., Ltd.	7,434	77,992
Namyang Dairy Products Co., Ltd.	249	93,143
*NanoenTek, Inc.	4,587	11,068
Nasmedia Co., Ltd.	3,308	45,260
*Nature & Environment Co., Ltd.	24,491	18,482
Nature Holdings Co., Ltd. (The)	7,461	76,386
NAVER Corp.	31,918	4,258,505
NCSoft Corp.	3,631	462,643
Neowiz	16,444	259,373
*Nepes Ark Corp.	4,646	96,981
#*NEPES Corp.	15,181	195,515
*Neptune Co.	4,983	21,993
*ΩNetmarble Corp.	11,396	460,919
New Power Plasma Co., Ltd.	7,514	30,989
Nexen Corp.	36	112
Nexen Tire Corp.	6,918	46,651
NEXTIN, Inc.	3,798	181,367
NH Investment & Securities Co., Ltd.	34,973	316,050
NHN KCP Corp.	11,482	97,033
NI Steel Co., Ltd.	10,680	35,971
Nice Information & Telecommunication, Inc.	1,719	27,860
NICE Total Cash Management Co., Ltd.	11,812	50,851
Nong Shim Holdings Co., Ltd.	177	8,529
Nong Woo Bio Co., Ltd.	8	46
NongShim Co., Ltd.	1,019	293,439
NOROO Paint & Coatings Co., Ltd.	7,131	48,809
NOVAREX Co., Ltd.	11,112	83,535
OCI Co., Ltd.	2,601	177,465
OCI Holdings Co., Ltd.	6,568	450,983
ONEJOON Co., Ltd.	3,272	37,879
Openbase, Inc.	11,028	20,307
OptoElectronics Solutions Co., Ltd.	2,117	19,361
*OPTRON-TEC, Inc.	6,013	19,708
*Orbitech Co., Ltd.	7,405	15,029
Orion Corp.	16,910	1,136,632
Ottogi Corp.	682	205,770
Paik Kwang Industrial Co., Ltd.	15,019	85,413
Pan Ocean Co., Ltd.	212,679	632,451
Pan-Pacific Co., Ltd.	27,554	33,672
Paradise Co., Ltd.	30,674	334,238
Park Systems Corp.	2,520	271,491
Partron Co., Ltd.	19,143	111,221
*Pearl Abyss Corp.	4,263	98,856
*People & Technology, Inc.	20,829	606,589
PharmaResearch Co., Ltd.	4,217	389,327
*PharmGen Science, Inc.	10,866	41,826
*Pharmicell Co., Ltd.	13,602	57,967
Philoptics Co., Ltd.	10,334	224,311
#*PI Advanced Materials Co., Ltd.	4,317	65,594
*POND GROUP Co., Ltd.	1,923	8,348
Poongsan Corp.	14,133	664,673

57

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Posco DX Co., Ltd.	21,070	$621,230
POSCO Future M Co., Ltd.	5,983	1,227,249
POSCO Holdings, Inc.	30,996	9,082,830
POSCO Holdings, Inc., Sponsored ADR	6,922	495,269
Posco International Corp.	24,796	830,660
Posco M-Tech Co., Ltd.	2,692	40,124
POSCO Steeleon Co., Ltd.	3,634	122,132
*Power Logics Co., Ltd.	12,925	74,814
Protec Co., Ltd.	2,337	66,030
PSK, Inc.	86,938	1,868,214
Puloon Technology, Inc.	5	28
Pungkuk Ethanol Co., Ltd.	8	69
QSI Co., Ltd.	2,821	19,125
*Rainbow Robotics	1,578	201,974
*RaonSecure Co., Ltd.	13,475	23,009
*Ray Co., Ltd.	4,658	45,161
RFHIC Corp.	6,381	72,347
*»RFsemi Technologies, Inc.	2,810	6,028
*Robostar Co., Ltd.	2,181	49,787
*Robotis Co., Ltd.	4	68
Rorze Systems Corp.	2,749	24,127
Rsupport Co., Ltd.	9,225	24,162
S&S Tech Corp.	6,627	202,823
S-1 Corp.	36	1,558
Sajo Industries Co., Ltd.	4	106
Sajodaerim Corp.	493	13,590
Sajodongaone Co., Ltd.	39,703	28,755
*Sam Chun Dang Pharm Co., Ltd.	2,869	217,131
Sambo Corrugated Board Co., Ltd.	12	91
Sambo Motors Co., Ltd.	13,542	51,146
*Sambu Engineering & Construction Co., Ltd.	503,000	574,660
Samchully Co., Ltd.	877	58,441
SAMHWA Paints Industrial Co., Ltd.	2,685	15,308
Samick Musical Instruments Co., Ltd.	84	78
Samick THK Co., Ltd.	5,433	54,405
*Samil Pharmaceutical Co., Ltd.	7,144	47,709
Samji Electronics Co., Ltd.	16	107
Samjin Pharmaceutical Co., Ltd.	4,990	71,487
Sammok S-Form Co., Ltd.	3,081	43,849
SAMPYO Cement Co., Ltd.	5,382	11,449
*ΩSamsung Biologics Co., Ltd.	4,973	2,810,153
*Samsung E&A Co., Ltd.	129,561	2,479,479
Samsung Electro-Mechanics Co., Ltd.	39,280	4,430,759
Samsung Electronics Co., Ltd.	1,912,087	107,218,539
Samsung Electronics Co., Ltd., Registered Shares, GDR	6,227	8,773,843
Samsung Fire & Marine Insurance Co., Ltd.	21,021	4,714,934
*Samsung Heavy Industries Co., Ltd.	235,584	1,610,787
Samsung Life Insurance Co., Ltd.	37,847	2,396,073
*Samsung Pharmaceutical Co., Ltd.	30,789	38,272
Samsung Publishing Co., Ltd.	3,783	50,528
Samsung SDI Co., Ltd.	22,635	7,107,727
Samsung SDS Co., Ltd.	18,109	2,097,714
Samsung Securities Co., Ltd.	41,193	1,135,557
SAMT Co., Ltd.	34,546	91,983
Samwha Capacitor Co., Ltd.	5,610	203,764
Samwha Electric Co., Ltd.	1,511	71,718
Samyang Corp.	54	1,977
Samyang Foods Co., Ltd.	3,066	655,526

58

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Samyang Packaging Corp.	8	$99
Samyoung Co., Ltd.	19,085	53,578
Sang-A Frontec Co., Ltd.	5,597	92,332
*Sangbo Corp.	14,118	18,714
*Sangsangin Co., Ltd.	11,261	26,888
Sangsin Energy Display Precision Co., Ltd.	6,517	76,341
Saramin Co., Ltd.	1,948	25,370
Satrec Initiative Co., Ltd.	2,130	79,522
*S-Connect Co., Ltd.	34,221	41,845
*SD Biosensor, Inc.	21,005	160,186
SeAH Besteel Holdings Corp.	7,452	119,698
SeAH Steel Corp.	961	95,606
SeAH Steel Holdings Corp.	859	144,192
Seegene, Inc.	16,739	268,265
Segyung Hitech Co., Ltd.	8,297	57,871
Sejin Heavy Industries Co., Ltd.	9,184	46,847
Sekonix Co., Ltd.	11,220	61,697
*Selvas AI, Inc.	5,757	69,437
Seobu T&D	10,335	56,831
Seohan Co., Ltd.	8,910	5,641
*Seojin System Co., Ltd.	13,705	244,927
*Seoul Auction Co., Ltd.	6,115	39,510
Seoul City Gas Co., Ltd.	914	37,827
Seoul Semiconductor Co., Ltd.	9,691	68,996
*Seowon Co., Ltd.	40	40
Seoyon Co., Ltd.	15,200	102,939
Seoyon E-Hwa Co., Ltd.	8,383	111,967
*»Sewon E&C Co., Ltd.	45,103	23,007
SFA Engineering Corp.	5,560	103,991
*SFA Semicon Co., Ltd.	18,314	74,735
SGC Energy Co., Ltd.	3,983	71,038
*SH Energy & Chemical Co., Ltd.	124	57
Shin Heung Energy & Electronics Co., Ltd.	30,635	228,305
Shindaeyang Paper Co., Ltd.	6,103	25,214
Shinhan Financial Group Co., Ltd.	250,288	8,447,967
Shinhan Financial Group Co., Ltd., Sponsored ADR	26,595	897,581
Shinil Electronics Co., Ltd.	31,549	42,572
Shinsegae Food Co., Ltd.	4	106
Shinsegae Information & Communication Co., Ltd.	6,955	56,562
Shinsegae International, Inc.	7,474	97,014
Shinsegae, Inc.	6,879	827,710
Shinsung Delta Tech Co., Ltd.	7,311	434,820
*Shinsung E&G Co., Ltd.	65,903	102,757
Shinsung Tongsang Co., Ltd.	22,497	29,657
Shinwon Corp.	13,512	12,690
*SHOWBOX Corp.	19,896	51,752
*Signetics Corp.	34,920	45,807
#SIMMTECH Co., Ltd.	11,614	257,977
SIMMTECH HOLDINGS Co., Ltd.	8,540	15,726
SJG Sejong	14,185	60,862
*SK Biopharmaceuticals Co., Ltd.	7,275	461,103
*SK Bioscience Co., Ltd.	6,046	256,346
SK D&D Co., Ltd.	4,417	38,926
SK Discovery Co., Ltd.	1,465	48,229
*SK Eternix Co., Ltd.	6,611	95,618
SK Gas, Ltd.	4	478
SK Hynix, Inc.	227,507	28,675,001
*ΩSK IE Technology Co., Ltd.	6,910	295,479

59

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*SK Innovation Co., Ltd.	36,334	$2,920,706
SK Networks Co., Ltd.	95,861	350,263
*SK oceanplant Co., Ltd.	6,558	62,206
SK Securities Co., Ltd.	234,431	102,280
SK Telecom Co., Ltd.	57,031	2,116,844
#SK Telecom Co., Ltd., ADR	4,952	101,169
SK, Inc.	22,112	2,655,808
*SKC Co., Ltd.	5,358	427,989
SL Corp.	11,270	274,391
*SM Culture & Contents Co., Ltd.	8,384	10,258
SM Entertainment Co., Ltd.	4,251	243,907
*SM Life Design Group Co., Ltd.	36	43
*SMCore, Inc.	16	65
*SMEC Co., Ltd.	21,967	65,721
SNT Motiv Co., Ltd.	612	20,546
S-Oil Corp.	28,502	1,499,237
Solid, Inc.	44,774	187,895
*SOLUM Co., Ltd.	27,360	520,634
Solus Advanced Materials Co., Ltd.	5,958	76,690
Songwon Industrial Co., Ltd.	43,680	455,099
SOOP Co., Ltd.	4,733	386,284
Soosan Heavy Industries Co., Ltd.	15,441	22,344
Soosan Industries Co., Ltd.	996	16,431
Soulbrain Co., Ltd.	1,540	336,502
SPC Samlip Co., Ltd.	4	169
SPG Co., Ltd.	1,586	32,360
ST Pharm Co., Ltd.	3,534	238,822
Straffic Co., Ltd.	18,844	55,424
*Studio Dragon Corp.	1,416	43,696
*STX Heavy Industries Co., Ltd.	8,023	93,518
Suheung Co., Ltd.	8	128
*Sukgyung AT Co., Ltd.	1,225	52,914
Sung Kwang Bend Co., Ltd.	14,861	123,654
*Sungchang Enterprise Holdings, Ltd.	13,825	19,936
Sungshin Cement Co., Ltd.	11,115	71,333
Sungwoo Hitech Co., Ltd.	43,425	297,858
SurplusGLOBAL, Inc.	6,984	18,242
*SY Co., Ltd.	26,753	90,977
*Synergy Innovation Co., Ltd.	17,793	35,661
*Synopex, Inc.	93,631	593,450
Systems Technology, Inc.	5,972	156,635
T&L Co., Ltd.	3,231	141,200
Tae Kyung Industrial Co., Ltd.	10,886	47,495
*Taewoong Co., Ltd.	7,945	128,766
*Taihan Electric Wire Co., Ltd.	28,196	280,716
*Taihan Fiberoptics Co., Ltd.	12,425	10,878
TCC Steel	5,430	208,227
TechWing, Inc.	67,774	1,704,035
Telechips, Inc.	5,687	106,984
TEMC CNS Co., Ltd.	4,874	43,235
*»TERA SCIENCE Co., Ltd.	31,673	14,987
TES Co., Ltd.	7,392	129,966
TK Corp.	15,304	137,859
TKG Huchems Co., Ltd.	4,104	58,824
TLB Co., Ltd.	4,623	97,504
Tokai Carbon Korea Co., Ltd.	1,649	146,276
Tongyang Life Insurance Co., Ltd.	80	308
*Tonymoly Co., Ltd.	2,291	14,256

60

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Top Engineering Co., Ltd.	10,640	$52,272
Toptec Co., Ltd.	11,643	69,246
Tovis Co., Ltd.	10,842	149,204
TS Corp.	22,532	52,006
*TSE Co., Ltd.	4	241
*Tuksu Construction Co., Ltd.	6,470	33,705
TYM Corp.	111,728	393,283
UBCare Co., Ltd.	4,664	16,316
Ubivelox, Inc.	5,178	38,214
*Uni-Chem Co., Ltd.	26,713	35,254
Unid Co., Ltd.	2,290	159,394
*Union Materials Corp.	14,505	29,281
Union Semiconductor Equipment & Materials Co., Ltd.	14,237	113,620
Uniquest Corp.	9,265	47,059
UniTest, Inc.	14,216	149,247
Unitrontech Co., Ltd.	14,510	60,051
*UTI, Inc.	1,460	37,078
V One Tech Co., Ltd.	3,997	24,871
Value Added Technology Co., Ltd.	12	256
*VICTEK Co., Ltd.	5,050	16,771
*»Vidente Co., Ltd.	15,266	6,881
Vieworks Co., Ltd.	1,966	39,189
*Vina Tech Co., Ltd.	1,864	63,657
Vitzro Tech Co., Ltd.	9,914	61,474
Vitzrocell Co., Ltd.	11,466	144,435
*VM, Inc.	4,939	57,999
*VT Co., Ltd.	7,345	117,448
Webcash Corp.	4,583	30,242
*»Wellbiotec Co., Ltd.	33,452	13,191
*Wemade Co., Ltd.	2,200	75,291
*Wemade Max Co., Ltd.	5,298	41,630
Wiable Corp.	40	56
*Winpac, Inc.	68	60
Won Tech Co., Ltd.	13,916	104,111
*WONIK IPS Co., Ltd.	11,972	324,399
Wonik Materials Co., Ltd.	6,192	161,733
Wonik QnC Corp.	8,902	206,110
Woojin, Inc.	9,543	57,861
*Woongjin Co., Ltd.	2,640	2,164
*Woongjin Thinkbig Co., Ltd.	34,768	54,085
*Wooree Bio Co., Ltd.	30,057	55,673
Woori Financial Group, Inc.	430,854	4,436,041
*Woori Technology, Inc.	73,851	78,815
*Wooriro Co., Ltd.	11,938	12,533
Woorison F&G Co., Ltd.	16,768	17,883
Woory Industrial Co., Ltd.	1,595	17,230
Wooshin Systems Co., Ltd.	6,552	39,300
*Woosu AMS Co., Ltd.	26,094	55,224
Worldex Industry & Trading Co., Ltd.	32,342	562,785
*Wysiwyg Studios Co., Ltd.	9,436	14,645
Y G-1 Co., Ltd.	11,292	47,387
*YAS Co., Ltd.	1,483	13,134
*YC Corp.	10,804	108,189
Y-entec Co., Ltd.	10,915	57,098
*Yest Co., Ltd.	1,421	21,951
YG Entertainment, Inc.	7,875	241,589
*YG PLUS	20,612	59,952
YMC Co., Ltd.	3,287	11,986

61

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*YMT Co., Ltd.	12	$112
Youlchon Chemical Co., Ltd.	1,556	37,771
Youngone Corp.	21,309	592,045
Youngone Holdings Co., Ltd.	361	22,254
Yuanta Securities Korea Co., Ltd.	38,921	78,287
Yuhan Corp.	18,099	948,099
*Yungjin Pharmaceutical Co., Ltd.	6,856	10,492
Zeus Co., Ltd.	14,589	177,969
Zinus, Inc.	7,440	67,935

TOTAL KOREA, REPUBLIC OF		459,305,883

KUWAIT — (0.7%)
A’ayan Leasing & Investment Co. KSCP	487,556	267,523
Agility Public Warehousing Co. KSC	1,051,935	1,079,258
Al Ahli Bank of Kuwait KSCP	545,451	425,027
Al-Eid Food KSC	63,469	37,092
Ali Alghanim Sons Automotive Co. KSCC	4,193	15,002
*Arabi Group Holding KSC	56,750	92,127
Boubyan Bank KSCP	683,261	1,306,626
Boursa Kuwait Securities Co. KPSC	17,640	114,545
Burgan Bank SAK	191,083	112,292
Combined Group Contracting Co. SAK	69,453	98,993
*Commercial Real Estate Co. KSC	129,631	56,398
Gulf Bank KSCP	1,430,765	1,198,498
Gulf Cables & Electrical Industries Group Co. KSCP	45,396	184,974
Heavy Engineering & Ship Building Co. KSCP	57,268	157,859
Humansoft Holding Co. KSC	30,962	291,425
*IFA Hotels & Resorts-KPSC	11,705	40,207
Integrated Holding Co. KCSC	17,241	28,268
Jazeera Airways Co. KSCP	18,697	70,721
Kuwait Cement Co. KSC	32,511	20,372
Kuwait Finance House KSCP	3,336,518	7,799,652
Kuwait International Bank KSCP	445,335	232,789
Kuwait Real Estate Co. KSC	474,382	340,385
Kuwait Telecommunications Co.	41,542	74,047
Mabanee Co. KPSC	259,916	664,980
Mezzan Holding Co. KSCC	75,874	182,295
Mobile Telecommunications Co. KSCP	1,478,922	2,343,227
National Bank of Kuwait SAKP	2,974,690	8,354,243
*Rasiyat Holding Co.	12,770	13,392
Salhia Real Estate Co. KSCP	34,769	49,331
*Warba Bank KSCP	663,526	407,164

TOTAL KUWAIT		26,058,712

MALAYSIA — (1.5%)
#7-Eleven Malaysia Holdings BHD	600	255
Able Global BHD	300	109
Aeon Co. M BHD	131,300	30,538
AFFIN Bank BHD	454	243
Alliance Bank Malaysia BHD	195,100	156,162
Allianz Malaysia BHD	100	441
AMMB Holdings BHD	1,168,100	1,027,977
Ancom Nylex BHD	169,579	36,599
#*Astro Malaysia Holdings BHD	393,100	25,122
Axiata Group BHD	1,114,100	660,640
#Bank Islam Malaysia BHD	1,140	611
Batu Kawan BHD	200	837
*Berjaya Corp. BHD	1,864,796	113,314
#Berjaya Food BHD	431,471	61,477

62

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Bermaz Auto BHD	621,900	$301,014
Beshom Holdings BHD	311	59
*Bumi Armada BHD	1,912,500	236,433
Bursa Malaysia BHD	263,600	412,039
Cahya Mata Sarawak BHD	447,500	103,143
Carlsberg Brewery Malaysia BHD	9,100	35,618
CB Industrial Product Holding BHD	300	86
CELCOMDIGI BHD	529,600	460,522
CIMB Group Holdings BHD	3,459,436	4,791,382
#*Cypark Resources BHD	388,100	78,880
#D&O Green Technologies BHD	429,700	298,922
#*Dagang NeXchange BHD	1,165,700	96,480
Dayang Enterprise Holdings BHD	472,700	258,512
Dialog Group BHD	1,583,100	799,428
DRB-Hicom BHD	351,600	103,141
Duopharma Biotech BHD	541	134
Dutch Lady Milk Industries BHD	4,100	28,230
#*Eastern & Oriental BHD	690,600	147,598
#Eco World Development Group BHD	663,900	203,100
*Ekovest BHD	1,437,400	134,027
FAR East Holdings BHD	200	150
Farm Fresh BHD	193,700	59,662
Formosa Prosonic Industries BHD	200	121
Fraser & Neave Holdings BHD	13,500	89,387
#Frontken Corp. BHD	701,200	578,885
Gamuda BHD	1,204,527	1,340,186
Gas Malaysia BHD	200	152
Genting BHD	1,494,700	1,415,619
Genting Malaysia BHD	2,159,200	1,194,403
Genting Plantations BHD	400	508
#Globetronics Technology BHD	203,600	53,753
*Greatech Technology BHD	101,700	95,893
Guan Chong BHD	54,300	31,175
HAP Seng Consolidated BHD	283,800	263,433
Hap Seng Plantations Holdings BHD	34,400	13,335
*Hartalega Holdings BHD	851,000	499,277
#Heineken Malaysia BHD	28,900	140,852
#*Hengyuan Refining Co. BHD	549,200	350,982
Hiap Teck Venture BHD	674,300	56,516
Hibiscus Petroleum BHD	1,379,320	786,118
Hong Leong Bank BHD	160,200	647,849
Hong Leong Financial Group BHD	400	1,401
Hong Leong Industries BHD	100	224
*HSS Engineers BHD	96,400	19,896
Hup Seng Industries BHD	600	105
IGB BHD	606	316
IHH Healthcare BHD	631,900	838,120
IJM Corp. BHD	1,102,700	559,148
Inari Amertron BHD	3,885,800	2,515,898
#IOI Corp. BHD	399,500	340,695
IOI Properties Group BHD	80,300	36,343
*Iskandar Waterfront City BHD	399,400	62,766
#*JAKS Resources BHD	641,500	18,146
Jaya Tiasa Holdings BHD	430,000	112,624
#*JHM Consolidation BHD	30,600	3,719
Kelington Group BHD	186,700	107,189
#Kenanga Investment Bank BHD	136,800	31,244
Kerjaya Prospek Group BHD	131,300	49,521

63

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#Kim Loong Resources BHD	500	$233
*KNM Group BHD	8,500	116
KPJ Healthcare BHD	890,200	376,784
Kretam Holdings BHD	900	113
#*KSL Holdings BHD	186,600	67,250
#Kuala Lumpur Kepong BHD	306,358	1,485,411
LBS Bina Group BHD	346,300	49,705
#Leong Hup International BHD	334,500	40,652
Lii Hen Industries BHD	300	67
LPI Capital BHD	300	754
Magnum BHD	1,800	434
#Mah Sing Group BHD	853,800	223,625
#Malakoff Corp. BHD	5,700	800
Malayan Banking BHD	2,566,466	5,232,418
Malayan Flour Mills BHD	18,200	2,517
Malaysia Airports Holdings BHD	627,218	1,314,234
#*Malaysia Building Society BHD	1,213,000	200,790
Malaysian Pacific Industries BHD	11,900	75,552
Malaysian Resources Corp. BHD	1,353,845	190,063
Matrix Concepts Holdings BHD	455,650	174,718
#Maxis BHD	236,100	181,558
Mega First Corp. BHD	26,900	26,322
Mi Technovation BHD	114,200	44,986
MISC BHD	104,200	173,794
MKH BHD	500	140
*MKH Oil Palm East Kalimantan Sdn BHD	71	9
MNRB Holdings BHD	400	147
#MPHB Capital BHD	500	127
ΩMR DIY Group M BHD	1,176,400	384,533
*Muhibbah Engineering M BHD	135,900	26,909
My EG Services BHD	5,017,041	982,909
Nestle Malaysia BHD	8,900	237,209
Padini Holdings BHD	36,300	27,230
#Paramount Corp. BHD	500	115
Pecca Group BHD	118,700	32,830
Pentamaster Corp. BHD	178,600	159,795
#Perak Transit BHD	144,150	22,351
#Petron Malaysia Refining & Marketing BHD	100	103
#Petronas Chemicals Group BHD	543,800	772,544
#Petronas Dagangan BHD	45,500	206,883
Petronas Gas BHD	33,500	126,349
#PIE Industrial BHD	200	240
Press Metal Aluminium Holdings BHD	1,372,300	1,544,107
Public Bank BHD	7,353,000	6,347,692
QL Resources BHD	466,300	627,270
#Ranhill Utilities BHD	442,521	103,850
RGB International BHD	481,700	40,878
#RHB Bank BHD	1,298,624	1,496,581
#Sam Engineering & Equipment M BHD	41,000	42,095
*Sapura Energy BHD	523,900	4,940
#Sarawak Oil Palms BHD	449	287
Scientex BHD	1,900	1,672
Sime Darby BHD	2,131,100	1,250,305
Sime Darby Plantation BHD	479,042	448,678
#Sime Darby Property BHD	1,421,500	291,895
#SKP Resources BHD	522,800	111,735
*Solarvest Holdings BHD	156,100	50,371
SP Setia BHD Group	1,276,700	390,567

64

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#Sports Toto BHD	2,056	$607
#Sunway BHD	810,817	598,025
Sunway Construction Group BHD	67,500	42,855
Syarikat Takaful Malaysia Keluarga BHD	32,360	25,088
Ta Ann Holdings BHD	49,800	44,139
Taliworks Corp. BHD	600	101
Telekom Malaysia BHD	722,214	936,722
#Tenaga Nasional BHD	1,173,600	2,941,070
#Thong Guan Industries BHD	25,800	11,136
TIME dotCom BHD	572,000	618,443
*Top Glove Corp. BHD	3,254,400	600,078
*Tropicana Corp. BHD	400	126
#TSH Resources BHD	101,200	24,174
Uchi Technologies BHD	46,400	38,500
UEM Edgenta BHD	300	58
#UEM Sunrise BHD	747,700	167,635
Unisem M BHD	86,400	66,079
United Malacca BHD	200	212
#United Plantations BHD	35,300	186,393
UOA Development BHD	400	159
Velesto Energy BHD	2,212,000	125,142
ViTrox Corp. BHD	400	624
VS Industry BHD	954,100	181,924
#WCT Holdings BHD	516,410	56,808
Wellcall Holdings BHD	700	229
Westports Holdings BHD	110,200	90,284
*Widad Group BHD	1,346,000	18,332
Yinson Holdings BHD	477,200	244,974
*YNH Property BHD	500	50
YTL Corp. BHD	2,210,100	1,435,581
#YTL Power International BHD	1,156,400	1,114,602

TOTAL MALAYSIA		58,085,076

MEXICO — (2.4%)
#*Alpek SAB de CV	235,876	176,369
*Alsea SAB de CV	500,200	2,106,661
America Movil SAB de CV, ADR	345,540	6,585,992
America Movil SAB de CV, Class B	3,733,466	3,573,838
Arca Continental SAB de CV	254,380	2,495,054
ΩBanco del Bajio SA	512,897	1,901,258
#Becle SAB de CV	189,070	386,163
Bolsa Mexicana de Valores SAB de CV	294,684	556,559
*Cemex SAB de CV	2,344,666	1,867,366
*Cemex SAB de CV, Sponsored ADR	499,529	3,951,274
Cia Minera Autlan SAB de CV, Class B	500	293
Coca-Cola Femsa SAB de CV	125,845	1,255,237
Coca-Cola Femsa SAB de CV, Sponsored ADR	14,008	1,388,893
Consorcio ARA SAB de CV	25,100	4,891
#*Controladora Vuela Cia de Aviacion SAB de CV, Class A	103,631	85,698
#Corp Inmobiliaria Vesta SAB de CV	386,217	1,373,866
Corp. Inmobiliaria Vesta SAB de CV, ADR	1,600	56,816
El Puerto de Liverpool SAB de CV	50,731	406,956
Fomento Economico Mexicano SAB de CV	306,070	3,600,052
Fomento Economico Mexicano SAB de CV, Sponsored ADR	25,809	3,036,687
GCC SAB de CV	25,100	287,232
Genomma Lab Internacional SAB de CV, Class B	613,987	602,150
Gentera SAB de CV	957,148	1,543,144
Gruma SAB de CV, Class B	85,358	1,685,568
Grupo Aeroportuario del Centro Norte SAB de CV	112,464	1,251,866

65

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	7,489	$660,829
Grupo Aeroportuario del Pacifico SAB de CV, Class B	21,200	388,228
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	26,580	4,833,041
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,650	264,204
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	7,825	2,695,713
#Grupo Bimbo SAB de CV, Class A	765,918	3,226,669
#*Grupo Carso SAB de CV, Class A1	353,525	2,795,459
Grupo Comercial Chedraui SA de CV	73,682	547,345
Grupo Financiero Banorte SAB de CV, Class O	1,075,930	10,706,572
*Grupo Financiero Inbursa SAB de CV, Class O	678,350	1,889,913
Grupo Herdez SAB de CV	17,731	50,971
Grupo Hotelero Santa Fe SAB de CV	600	125
*Grupo Industrial Saltillo SAB de CV	600	780
Grupo Mexico SAB de CV, Class B	1,238,700	7,695,302
#Grupo Rotoplas SAB de CV	28,236	48,108
*Grupo Simec SAB de CV, Class B	100	1,068
*ΩGrupo Traxion SAB de CV	23,426	39,611
#*Hoteles City Express SAB de CV	21,900	5,822
#*Industrias Penoles SAB de CV	47,242	689,311
Kimberly-Clark de Mexico SAB de CV, Class A	683,337	1,430,161
La Comer SAB de CV	158,269	340,810
Medica Sur SAB de CV, Class B	100	238
Megacable Holdings SAB de CV	263,162	770,249
*Minera Frisco SAB de CV	600	122
*ΩNemak SAB de CV	1,232,258	214,073
#Operadora De Sites Mexicanos SAB de CV	58,000	65,630
Orbia Advance Corp. SAB de CV	492,337	813,121
*Organizacion Cultiba SAB de CV	200	123
Organizacion Soriana SAB de CV, Class B	600	1,195
Promotora y Operadora de Infraestructura SAB de CV	279,372	2,821,676
Promotora y Operadora de Infraestructura SAB de CV, Class L	80	573
Qualitas Controladora SAB de CV	66,600	875,648
Regional SAB de CV	65,800	597,504
*Vitro SAB de CV, Series A	100	52
Wal-Mart de Mexico SAB de CV	1,530,268	5,740,806

TOTAL MEXICO		90,390,935

PERU — (0.1%)
Cementos Pacasmayo SAA, ADR	561	2,990
Credicorp, Ltd.	18,414	3,049,542
Intercorp Financial Services, Inc.	1,658	35,349

TOTAL PERU		3,087,881

PHILIPPINES — (0.5%)
*8990 Holdings, Inc.	2,200	343
Aboitiz Equity Ventures, Inc.	20,400	14,832
Aboitiz Power Corp.	189,100	121,280
ACEN Corp.	714,150	51,303
Alliance Global Group, Inc.	16,500	2,879
Apex Mining Co., Inc.	937,000	53,526
Asia United Bank Corp.	300	221
*Atlas Consolidated Mining & Development Corp.	20,700	1,616
Ayala Corp.	101,820	1,083,970
Ayala Land, Inc.	1,983,300	987,041
*AyalaLand Logistics Holdings Corp.	2,000	66
Bank of the Philippine Islands	456,404	1,007,322
BDO Unibank, Inc.	1,802,100	4,623,129
*Belle Corp.	5,000	176
*Bloomberry Resorts Corp.	131,000	23,584

66

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
PHILIPPINES — (Continued)
Cebu Landmasters, Inc.	49,952	$2,335
Century Pacific Food, Inc.	213,800	140,637
China Banking Corp.	21,900	14,823
COL Financial Group, Inc.	2,000	80
*Converge Information and Communications Technology Solutions, Inc.	158,100	25,726
D&L Industries, Inc.	293,700	31,775
*DITO CME Holdings Corp.	500,000	19,128
DMCI Holdings, Inc.	773,200	148,300
DoubleDragon Corp.	67,100	9,164
East West Banking Corp.	4,900	791
Emperador, Inc.	5,300	1,747
Filinvest Land, Inc.	407,000	5,143
First Philippine Holdings Corp.	1,010	1,140
Global Ferronickel Holdings, Inc.	3,000	98
Globe Telecom, Inc.	18,246	560,312
GT Capital Holdings, Inc.	40,180	444,794
*Integrated Micro-Electronics, Inc.	10,100	294
International Container Terminal Services, Inc.	462,200	2,648,298
JG Summit Holdings, Inc.	90,210	52,703
Jollibee Foods Corp.	251,670	1,025,526
LT Group, Inc.	4,300	756
Manila Electric Co.	21,780	139,121
Manila Water Co., Inc.	84,400	36,306
Max’s Group, Inc.	500	27
Megaworld Corp.	2,642,000	83,694
Metropolitan Bank & Trust Co.	595,860	722,023
Nickel Asia Corp.	504,300	35,093
Petron Corp.	5,000	260
*Philippine National Bank	500	188
Philippine Savings Bank	80	75
*Philippine Seven Corp.	720	1,084
Philippine Stock Exchange, Inc. (The)	40	135
*Phoenix Petroleum Philippines, Inc.	300	21
PLDT, Inc.	34,605	802,699
PLDT, Inc., Sponsored ADR	2,505	59,494
»PNB Holdings Corp.	78	145
Puregold Price Club, Inc.	7,000	2,872
Rizal Commercial Banking Corp.	1,000	394
Robinsons Land Corp.	559,600	151,116
Robinsons Retail Holdings, Inc.	32,050	19,945
San Miguel Corp.	173,420	315,208
San Miguel Food and Beverage, Inc.	1,320	1,049
Security Bank Corp.	109,440	135,170
Semirara Mining & Power Corp.	1,092,100	622,912
Shakey’s Pizza Asia Ventures, Inc.	600	101
*Shell Pilipinas Corp.	500	93
SM Investments Corp.	85,995	1,414,183
SM Prime Holdings, Inc.	3,030,600	1,466,288
*Top Frontier Investment Holdings, Inc.	80	117
Union Bank of the Philippines	1,962	1,308
Universal Robina Corp.	213,650	381,673
Vistamalls, Inc.	2,000	80
Wilcon Depot, Inc.	134,800	38,969

TOTAL PHILIPPINES		19,536,701

POLAND — (1.0%)
*11 bit studios SA	695	96,015
AB SA	48	1,042
*Agora SA	40	103

67

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
*Alior Bank SA	87,581	$2,246,721
*ΩAllegro.eu SA	135,645	1,140,292
*Amica SA	4	70
*AmRest Holdings SE	12,097	78,777
Apator SA	66	239
Arctic Paper SA	4,173	21,163
ASBISc Enterprises PLC	12,645	76,564
Asseco Poland SA	6,497	128,453
Asseco South Eastern Europe SA	1,016	12,555
Auto Partner SA	11,479	76,739
Bank Handlowy w Warszawie SA	3,140	86,914
*Bank Millennium SA	86,755	198,861
*Bank Ochrony Srodowiska SA	92	361
Bank Polska Kasa Opieki SA	97,964	4,091,619
Benefit Systems SA	97	66,164
Budimex SA	5,784	982,750
Bumech SA	16,393	48,211
*CCC SA	21,904	511,831
#CD Projekt SA	25,817	756,077
*Cognor Holding SA	46,003	94,591
ComArch SA	4	240
*Cyfrowy Polsat SA	62,954	156,440
Develia SA	904	1,484
*ΩDino Polska SA	24,085	2,320,822
Dom Development SA	979	42,680
Echo Investment SA	274	318
*Enea SA	37,969	79,479
#Eurocash SA	64,314	217,437
*Fabryki Mebli Forte SA	42	239
Globe Trade Centre SA	320	419
*Grenevia SA	724	435
#*Grupa Azoty SA	37,489	203,830
Grupa Kety SA	4,396	916,399
ING Bank Slaski SA	362	28,450
Inter Cars SA	134	17,651
KGHM Polska Miedz SA	80,450	2,796,454
LPP SA	517	2,009,839
Lubelski Wegiel Bogdanka SA	8,244	58,555
*mBank SA	8,263	1,400,481
Mirbud SA	15,022	36,605
Mo-BRUK SA	168	13,514
Neuca SA	136	30,653
*NEWAG SA	56	399
Orange Polska SA	366,467	711,868
ORLEN SA	314,023	5,156,239
#*Pepco Group NV	35,095	167,309
*PGE Polska Grupa Energetyczna SA	454,264	683,479
*PKP Cargo SA	64	191
Polski Holding Nieruchomosci SA	20	58
Powszechna Kasa Oszczednosci Bank Polski SA	310,927	4,664,328
Powszechny Zaklad Ubezpieczen SA	221,541	2,807,657
Santander Bank Polska SA	7,779	1,078,136
Synektik SA	3,072	98,090
*Tauron Polska Energia SA	423,912	305,391
TEN Square Games SA	1,546	32,954
Text SA	6,188	137,637
VRG SA	394	321
Warsaw Stock Exchange	7,387	82,153
Wirtualna Polska Holding SA	663	19,629
*Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	12	147

TOTAL POLAND		36,994,522

68

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
QATAR — (0.7%)
*Aamal Co.	194,355	$41,796
Al Khaleej Takaful Group QSC	79,289	56,053
Al Meera Consumer Goods Co. QSC	4,232	15,261
Baladna	465,359	172,545
Barwa Real Estate Co.	534,179	412,261
Commercial Bank PSQC (The)	1,950,128	2,224,356
Doha Bank QPSC	435,194	178,452
Gulf International Services QSC	669,057	509,740
Gulf Warehousing Co.	95,818	86,844
Industries Qatar QSC	362,623	1,220,031
*Lesha Bank LLC	679,915	248,176
Mannai Corp. QSC	60,047	63,609
Masraf Al Rayan QSC	2,923,594	2,017,047
Mazaya Real Estate Development QPSC	365,735	65,392
Medicare Group	41,706	46,391
Mesaieed Petrochemical Holding Co.	713,839	376,231
Ooredoo QPSC	347,360	953,070
Qatar Aluminum Manufacturing Co.	2,195,612	852,073
Qatar Electricity & Water Co. QSC	33,233	139,193
Qatar Fuel QSC	151,005	599,707
Qatar Gas Transport Co., Ltd.	2,300,254	2,526,426
Qatar Industrial Manufacturing Co. QSC	12,733	9,201
Qatar Insurance Co. SAQ	48,856	30,446
Qatar International Islamic Bank QSC	140,627	388,549
Qatar Islamic Bank SAQ	690,532	3,470,677
Qatar Islamic Insurance Group	108	251
Qatar National Bank QPSC	2,136,622	8,139,233
Qatar National Cement Co. QSC	29,203	28,650
Salam International Investment, Ltd. QSC	558,274	97,058
United Development Co. QSC	1,027,333	310,373
Vodafone Qatar QSC	65,323	31,755

TOTAL QATAR		25,310,847

RUSSIAN FEDERATION — (0.0%)
*<»Gazprom PJSC, ADR	188,950	—
*<»GMK Norilskiy Nickel PAO, ADR	310	—
*<»Lenta International Co. PJSC, GDR	130	—
*<»Magnitogorsk Iron & Steel Works PJSC, GDR	3,750	—
*<»Novatek PJSC, GDR	730	—
*<»PhosAgro PJSC, GDR	28	241
*<»Polyus PJSC, Class G, GDR	782	—
*<»Rostelecom PJSC, ADR	1,736	—
*<»RusHydro PJSC, ADR	17,105	—
*<»Sberbank of Russia PJSC, ADR	98,183	—
*<»Severstal PAO, GDR	7,488	—
*<»VTB Bank PJSC, GDR	59,710	—

TOTAL RUSSIAN FEDERATION		241

SAUDI ARABIA — (4.1%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	79,398	55,464
Abdullah Al Othaim Markets Co.	226,797	753,450
Abdullah Saad Mohammed Abo Moati Stationaries Co.	5,033	42,472
ACWA Power Co.	31,820	3,393,539
Advanced Petrochemical Co.	60,055	683,717
Al Babtain Power & Telecommunication Co.	22,025	243,117

69

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Al Hammadi Holding	38,037	$562,857
*Al Hassan Ghazi Ibrahim Shaker Co.	14,993	135,715
Al Jouf Agricultural Development Co.	8,919	122,230
*Al Jouf Cement Co.	24,665	75,364
*Al Kathiri Holding Co.	28,751	22,461
*Al Khaleej Training and Education Co.	20,204	176,689
Al Masane Al Kobra Mining Co.	25,444	403,647
Al Moammar Information Systems Co.	8,629	362,590
Al Rajhi Bank	787,093	16,767,645
*Al Rajhi Co. for Co-operative Insurance	7,749	273,548
*Al Yamamah Steel Industries Co.	13,535	150,846
*AlAbdullatif Industrial Investment Co.	10,259	47,704
Alamar Foods	6,524	163,335
Alandalus Property Co.	16,400	121,559
Alaseel Co.	82,281	113,859
*Aldrees Petroleum and Transport Services Co.	51,124	2,295,441
*Al-Etihad Cooperative Insurance Co.	15,769	110,996
Alinma Bank	661,298	5,880,203
*AlJazira Takaful Ta’awuni Co.	15,528	76,593
*AlKhorayef Water & Power Technologies Co.	7,020	436,106
*Allianz Saudi Fransi Cooperative Insurance Co.	17,236	96,414
*Allied Cooperative Insurance Group	5,465	27,393
Almarai Co. JSC	80,153	1,213,857
Almunajem Foods Co.	9,734	312,476
*Alujain Corp.	22,176	265,774
*Amana Cooperative Insurance Co.	6,775	25,000
*Anaam International Holding Group Co.	167,631	48,270
Arab National Bank	385,162	3,173,227
*Arabia Insurance Cooperative Co.	12,740	55,979
Arabian Cement Co.	28,999	236,981
Arabian Contracting Services Co.	7,862	459,067
Arabian Internet & Communications Services Co.	9,459	877,655
*Arabian Pipes Co.	2,649	129,251
*Arabian Shield Cooperative Insurance Co.	29,090	175,908
Arriyadh Development Co.	57,155	356,285
Astra Industrial Group	17,161	794,313
Ataa Educational Co.	8,419	158,925
Baazeem Trading Co.	2,520	46,965
Bank AlBilad	303,731	2,891,059
*Bank Al-Jazira	401,977	1,736,263
Banque Saudi Fransi	268,175	2,620,544
Basic Chemical Industries, Ltd.	4,398	40,572
*Batic Investments and Logistic Co.	186,506	159,126
Bawan Co.	19,172	242,295
BinDawood Holding Co.	39,810	100,518
Bupa Arabia for Cooperative Insurance Co.	37,944	2,440,168
*Buruj Cooperative Insurance Co.	6,265	37,584
Catrion Catering Holding Co.	25,146	847,452
Cenomi Centers	55,909	374,158
*Chubb Arabia Cooperative Insurance Co.	6,063	53,427
City Cement Co.	152,557	845,234
*Co. for Cooperative Insurance (The)	33,418	1,327,596
Dallah Healthcare Co.	14,136	614,346
*Dar Al Arkan Real Estate Development Co.	314,302	1,114,546
Dr. Sulaiman Al Habib Medical Services Group Co., Class H	37,239	3,083,889
East Pipes Integrated Co. for Industry	5,425	207,997
Eastern Province Cement Co.	2,186	19,467
Electrical Industries Co.	322,827	408,849

70

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
*Emaar Economic City	184,350	$381,421
Etihad Etisalat Co.	291,915	4,047,241
*Fawaz Abdulaziz Al Hokair & Co.	26,979	82,722
Fitaihi Holding Group	65,106	70,477
*Gulf General Cooperative Insurance Co.	7,654	31,795
Gulf Insurance Group	13,737	137,714
*Gulf Union Cooperative Insurance Co.	11,588	71,062
Hail Cement Co.	20,139	61,535
Herfy Food Services Co.	11,432	97,233
Jarir Marketing Co.	392,330	1,416,346
*Jazan Development and Investment Co.	18,011	79,332
L’Azurde Co. for Jewelry	11,812	48,626
Leejam Sports Co. JSC	14,657	817,534
*Liva Insurance Co.	6,607	36,077
Maharah Human Resources Co.	461,290	777,303
*Malath Cooperative Insurance Co.	17,521	92,029
*Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)	32,638	236,696
*Methanol Chemicals Co.	18,987	85,554
*Middle East Healthcare Co.	22,761	551,031
Middle East Paper Co.	29,280	332,568
*Middle East Specialized Cables Co.	15,542	137,577
Mobile Telecommunications Co.	440,884	1,420,007
Mouwasat Medical Services Co.	47,111	1,688,188
Nahdi Medical Co.	6,175	227,533
*Najran Cement Co.	37,025	98,224
*Nama Chemicals Co.	5,670	47,696
*Naseej International Trading Co.	1,814	39,563
*National Agriculture Development Co. (The)	85,124	796,633
National Co. for Glass Industries (The)	10,226	118,875
National Co. for Learning & Education	6,370	256,458
National Gas & Industrialization Co.	21,450	486,694
*National Gypsum	7,797	58,104
*National Industrialization Co.	219,537	819,474
National Medical Care Co.	10,671	524,076
*National Metal Manufacturing & Casting Co.	7,935	41,721
Northern Region Cement Co.	39,660	103,522
Qassim Cement Co. (The)	64	1,007
*Rabigh Refining & Petrochemical Co.	171,370	344,513
*Raydan Food Co.	2,706	20,634
Retal Urban Development Co.	63,876	156,173
Riyad Bank	798,928	5,900,471
SABIC Agri-Nutrients Co.	125,371	3,870,837
Sahara International Petrochemical Co.	204,570	1,870,834
*Saudi Arabian Amiantit Co.	7,605	58,803
*Saudi Arabian Cooperative Insurance Co.	5,164	27,234
*Saudi Arabian Mining Co.	583,240	7,868,593
ΩSaudi Arabian Oil Co.	1,062,963	8,530,685
Saudi Automotive Services Co.	19,460	434,797
Saudi Awwal Bank	520,357	5,660,578
Saudi Basic Industries Corp.	264,008	5,948,029
Saudi Cement Co.	120	1,469
*Saudi Ceramic Co.	45,420	427,485
Saudi Chemical Co. Holding	276,455	593,362
*Saudi Co. For Hardware CJSC	3,523	34,050
Saudi Electricity Co.	167,477	831,446
*Saudi Ground Services Co.	44,259	644,308
*Saudi Industrial Development Co.	8,275	22,725
Saudi Industrial Investment Group	210,054	1,300,446

71

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Saudi Investment Bank (The)	3,174	$14,285
*Saudi Kayan Petrochemical Co.	424,534	1,060,599
Saudi Marketing Co.	15,736	109,295
Saudi National Bank (The)	1,225,301	12,283,719
Saudi Paper Manufacturing Co.	11,239	228,034
*Saudi Pharmaceutical Industries & Medical Appliances Corp.	31,506	313,330
*Saudi Printing & Packaging Co.	9,279	37,852
*Saudi Public Transport Co.	38,418	206,912
*Saudi Real Estate Co.	85,444	514,404
*Saudi Reinsurance Co.	18,962	138,780
*Saudi Research & Media Group	15,143	972,227
*Saudi Steel Pipe Co.	6,245	137,701
Saudi Tadawul Group Holding Co.	10,670	753,324
Saudi Telecom Co.	909,895	9,133,884
*Saudi Vitrified Clay Pipe Co., Ltd.	3,377	40,698
Saudia Dairy & Foodstuff Co.	1,224	119,117
Savola Group (The)	141,368	1,903,451
*Scientific & Medical Equipment House Co.	5,240	73,209
*Seera Group Holding	84,583	616,793
*Sinad Holding Co.	35,307	125,014
Southern Province Cement Co.	5,658	60,267
Sumou Real Estate Co.	2,880	47,992
Sustained Infrastructure Holding Co.	48,662	492,381
*Tabuk Agriculture	7,340	37,575
*Tabuk Cement Co.	20,088	69,841
*Taiba Investments Co.	6,959	78,671
Tanmiah Food Co.	2,840	105,858
Theeb Rent A Car Co.	13,623	248,081
*Umm Al-Qura Cement Co.	13,008	58,058
*United Co-operative Assurance Co.	10,206	33,906
United Electronics Co.	20,762	549,690
United International Transportation Co.	180,105	4,004,894
United Wire Factories Co.	5,407	47,934
*Walaa Cooperative Insurance Co.	30,259	246,874
*Wataniya Insurance Co.	7,424	60,174
Yamama Cement Co.	29,183	270,775
Yanbu Cement Co.	13,496	105,072
Yanbu National Petrochemical Co.	97,560	1,007,959
Zahrat Al Waha For Trading Co.	6,654	76,464
*Zamil Industrial Investment Co.	18,650	101,937

TOTAL SAUDI ARABIA		158,444,128

SOUTH AFRICA — (2.3%)
Absa Group, Ltd.	545,430	4,212,132
Adcock Ingram Holdings, Ltd.	6,616	19,561
Advtech, Ltd.	43,256	65,863
AECI, Ltd.	96,341	480,333
African Rainbow Minerals, Ltd.	34,930	363,920
Afrimat, Ltd.	15,883	54,296
Alexander Forbes Group Holdings, Ltd.	2,406	820
Altron, Ltd., Class A	77	47
Anglo American Platinum, Ltd.	9,764	343,032
Anglogold Ashanti PLC	24,291	563,065
#Anglogold Ashanti PLC	125,694	2,889,705
Aspen Pharmacare Holdings, Ltd.	259,864	3,094,116
*Astral Foods, Ltd.	25,197	198,746
*Aveng, Ltd.	837	279
#AVI, Ltd.	202,576	934,603
Barloworld, Ltd.	123,522	565,945

72

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
Bid Corp., Ltd.	163,135	$3,737,901
Bidvest Group, Ltd. (The)	152,824	1,997,881
*Blue Label Telecoms, Ltd.	2,673	610
Capitec Bank Holdings, Ltd.	28,514	3,523,988
City Lodge Hotels, Ltd.	1,121	248
Clicks Group, Ltd.	140,435	2,173,592
Coronation Fund Managers, Ltd.	158,491	256,724
Curro Holdings, Ltd.	250	142
*DataTec, Ltd.	15,498	30,057
ΩDis-Chem Pharmacies, Ltd.	35,358	61,234
Discovery, Ltd.	267,752	1,709,232
DRDGOLD, Ltd.	152,916	123,319
DRDGOLD, Ltd., ADR	700	5,460
Exxaro Resources, Ltd.	162,068	1,557,468
Famous Brands, Ltd.	143	417
FirstRand, Ltd.	2,232,919	7,724,554
Foschini Group, Ltd. (The)	222,085	1,174,115
Gold Fields, Ltd.	45,044	743,015
#Gold Fields, Ltd., Sponsored ADR	401,900	6,498,723
Grindrod, Ltd.	428,963	296,062
Harmony Gold Mining Co., Ltd.	185,776	1,626,507
Harmony Gold Mining Co., Ltd., Sponsored ADR	159,547	1,367,318
Hudaco Industries, Ltd.	1,566	13,968
Impala Platinum Holdings, Ltd.	78,770	354,380
Investec, Ltd.	68,321	435,121
Invicta Holdings, Ltd.	101	140
JSE, Ltd.	37,343	170,382
Kumba Iron Ore, Ltd.	25,580	629,489
Lewis Group, Ltd.	132	310
Life Healthcare Group Holdings, Ltd.	708,523	404,749
Merafe Resources, Ltd.	5,497	365
Momentum Metropolitan Holdings	605,205	662,216
Motus Holdings, Ltd.	115,291	512,074
Mpact, Ltd.	860	1,167
Mr Price Group, Ltd.	140,368	1,303,399
MTN Group, Ltd.	709,160	3,410,327
*MultiChoice Group	164,542	1,052,124
Nedbank Group, Ltd.	274,354	3,331,899
NEPI Rockcastle NV	233,461	1,574,119
Netcare, Ltd.	841,935	512,698
Northam Platinum Holdings, Ltd.	20,679	137,376
Oceana Group, Ltd.	4,225	17,054
#Old Mutual, Ltd.	3,055,881	1,787,876
Omnia Holdings, Ltd.	112,644	319,949
ΩPepkor Holdings, Ltd.	1,330,093	1,261,197
Pick n Pay Stores, Ltd.	220,769	236,292
*PPC, Ltd.	147,230	25,482
PSG Financial Services, Ltd.	37,316	29,935
Raubex Group, Ltd.	22,711	36,775
*RCL Foods, Ltd.	504	281
Reunert, Ltd.	108,938	383,453
RFG Holdings, Ltd.	432	307
Sanlam, Ltd.	919,423	3,321,231
Santam, Ltd.	4,893	78,075
Sappi, Ltd.	579,235	1,560,974
Sasol, Ltd.	161,811	1,144,794
Shoprite Holdings, Ltd.	244,817	3,272,129
Sibanye Stillwater, Ltd.	863,594	998,131

73

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
*Southern Sun, Ltd.	3,735	$1,029
*SPAR Group, Ltd. (The)	89,808	461,350
Spur Corp., Ltd.	194	313
Stadio Holdings, Ltd.	60	15
Standard Bank Group, Ltd.	561,616	5,280,231
Sun International, Ltd.	38,872	76,008
Super Group, Ltd.	213,409	316,788
*Telkom SA SOC, Ltd.	159,916	203,252
Thungela Resources, Ltd.	64,327	452,408
Tiger Brands, Ltd.	68,749	750,318
#*Transaction Capital, Ltd.	353,723	51,080
Truworths International, Ltd.	417,049	1,671,460
Tsogo Sun, Ltd.	39,750	23,826
Vodacom Group, Ltd.	206,131	989,854
#*We Buy Cars Pty, Ltd.	115,589	122,673
Wilson Bayly Holmes-Ovcon, Ltd.	10,286	76,295
Woolworths Holdings, Ltd.	486,809	1,554,582
*Zeda, Ltd.	165,581	103,732

TOTAL SOUTH AFRICA		89,510,482

TAIWAN — (18.9%)
91APP, Inc.	31,000	84,445
ABC Taiwan Electronics Corp.	27,120	16,657
#Ability Enterprise Co., Ltd.	136,000	169,363
Ability Opto-Electronics Technology Co., Ltd.	38,000	240,986
#AcBel Polytech, Inc.	635,611	775,921
#Accton Technology Corp.	329,000	4,662,905
Acer E-Enabling Service Business, Inc.	6,000	48,369
#Acer, Inc.	1,827,000	2,533,292
ACES Electronic Co., Ltd.	35,000	43,586
*Acon Holding, Inc.	138,000	44,288
#Acter Group Corp., Ltd.	49,000	314,508
Action Electronics Co., Ltd.	124,000	75,591
Actron Technology Corp.	32,722	187,416
ADATA Technology Co., Ltd.	168,881	518,644
Addcn Technology Co., Ltd.	4,602	28,407
#Adlink Technology, Inc.	70,000	139,948
Advanced Analog Technology, Inc.	13,000	30,741
Advanced Ceramic X Corp.	17,000	115,119
Advanced Energy Solution Holding Co., Ltd.	1,000	19,348
Advanced International Multitech Co., Ltd.	74,000	170,671
*Advanced Optoelectronic Technology, Inc.	54,000	44,610
Advanced Power Electronics Corp.	31,000	77,971
Advancetek Enterprise Co., Ltd.	107,000	190,262
Advantech Co., Ltd.	268,680	3,135,508
Aerospace Industrial Development Corp.	114,000	200,258
AIC, Inc.	7,000	67,824
Air Asia Co., Ltd.	12,000	15,810
Airtac International Group	13,046	464,755
Alchip Technologies, Ltd.	17,000	1,628,893
#*ALI Corp.	90,000	63,571
Allied Circuit Co., Ltd.	7,000	30,634
Allied Supreme Corp.	19,000	248,572
Allis Electric Co., Ltd.	108,931	488,420
Alltek Technology Corp.	124,200	131,973
Alltop Technology Co., Ltd.	31,000	210,875
#Alpha Networks, Inc.	125,000	124,954
Altek Corp.	177,000	211,996
Amazing Microelectronic Corp.	45,887	142,331

74

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
AMPACS Corp.	39,000	$72,102
#Ampak Technology, Inc.	23,000	86,880
Ampire Co., Ltd.	68,000	83,637
AMPOC Far-East Co., Ltd.	47,000	142,752
#Anji Technology Co., Ltd.	46,239	53,322
Anpec Electronics Corp.	40,000	249,370
#AP Memory Technology Corp.	25,000	291,751
#Apac Opto Electronics, Inc.	23,000	71,341
Apacer Technology, Inc.	54,000	112,106
APCB, Inc.	53,000	33,367
Apex Biotechnology Corp.	38,000	39,270
Apex International Co., Ltd.	159,000	202,156
Arcadyan Technology Corp.	107,000	568,485
#Ardentec Corp.	374,000	841,908
Argosy Research, Inc.	37,000	183,511
ASE Technology Holding Co., Ltd.	1,653,000	7,513,175
Asia Cement Corp.	1,385,000	1,858,746
Asia Electronic Material Co., Ltd.	32,000	21,178
Asia Optical Co., Inc.	119,000	234,623
Asia Polymer Corp.	211,000	125,711
Asia Tech Image, Inc.	13,000	28,785
#Asia Vital Components Co., Ltd.	179,623	3,607,685
ASIX Electronics Corp.	34,000	123,211
#ASolid Technology Co., Ltd.	18,000	43,892
ASPEED Technology, Inc.	12,000	1,136,908
ASROCK, Inc.	9,000	62,742
Asustek Computer, Inc.	221,000	2,918,433
ATE Energy International Co., Ltd.	25,000	24,300
Aten International Co., Ltd.	14,000	34,654
*Auden Techno Corp.	16,000	62,895
AUO Corp.	3,756,200	2,111,002
AURAS Technology Co., Ltd.	36,000	884,467
Avalue Technology, Inc.	34,000	127,910
AVer Information, Inc.	19,000	28,125
Avermedia Technologies	54,000	60,862
Axiomtek Co., Ltd.	43,973	115,868
*Azurewave Technologies, Inc.	41,000	55,528
Bafang Yunji International Co., Ltd.	16,000	83,779
*Bank of Kaohsiung Co., Ltd.	4,498	1,602
Basso Industry Corp.	10,000	12,791
#BenQ Materials Corp.	558,000	592,924
BES Engineering Corp.	987,000	536,512
#Billion Electric Co., Ltd.	36,000	50,083
Bionet Corp.	12,000	23,659
*Biostar Microtech International Corp.	68,000	42,706
Bioteque Corp.	13,000	48,507
Bizlink Holding, Inc.	96,000	679,565
#*Bonny Worldwide, Ltd.	4,000	22,726
Bora Pharmaceuticals Co., Ltd.	13,000	305,417
#Brave C&H Supply Co., Ltd.	12,000	61,728
Brightek Optoelectronic Co., Ltd.	27,000	36,609
*Brighten Optix Corp.	3,000	16,630
Brighton-Best International Taiwan, Inc.	28,000	29,924
Brillian Network & Automation Integrated System Co., Ltd.	7,000	29,344
Browave Corp.	41,000	134,098
#C Sun Manufacturing, Ltd.	65,390	269,095
Calitech Co., Ltd.	4,000	7,899
Cameo Communications, Inc.	68,000	20,048

75

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Capital Securities Corp.	1,031,000	$788,401
Career Technology MFG. Co., Ltd.	289,803	176,666
Carnival Industrial Corp.	26,000	9,103
#Castles Technology Co., Ltd.	43,050	169,889
Caswell, Inc.	21,000	73,844
Cathay Financial Holding Co., Ltd.	3,258,895	5,054,180
Cathay Real Estate Development Co., Ltd.	1,000	1,176
#CCP Contact Probes Co., Ltd.	47,000	66,252
*Central Reinsurance Co., Ltd.	175,000	145,645
#Century Iron & Steel Industrial Co., Ltd.	66,000	453,013
Chain Chon Industrial Co., Ltd.	59,000	24,461
#Chaintech Technology Corp.	24,000	27,787
Champion Microelectronic Corp.	22,000	41,619
Chang Hwa Commercial Bank, Ltd.	1,976,849	1,107,963
Chang Wah Electromaterials, Inc.	43,000	59,029
Chang Wah Technology Co., Ltd.	54,000	67,330
#Channel Well Technology Co., Ltd.	121,000	280,929
#Chant Sincere Co., Ltd.	30,000	65,966
Charoen Pokphand Enterprise	40,000	130,213
Chateau International Development Co., Ltd.	7,000	13,586
#CHC Healthcare Group	66,000	112,696
Chen Full International Co., Ltd.	22,000	27,228
Chenbro Micom Co., Ltd.	24,000	212,272
#Cheng Fwa Industrial Co., Ltd.	18,000	17,551
#Cheng Loong Corp.	500,000	448,375
#Cheng Mei Materials Technology Corp.	556,612	228,204
Cheng Shin Rubber Industry Co., Ltd.	1,298,000	1,879,513
Cheng Uei Precision Industry Co., Ltd.	198,000	283,361
#Chenming Electronic Technology Corp.	53,000	119,796
Chicony Electronics Co., Ltd.	336,000	2,089,552
*Chicony Power Technology Co., Ltd.	52,000	277,071
#China Airlines, Ltd.	3,272,000	2,105,166
China Bills Finance Corp.	2,000	937
China Chemical & Pharmaceutical Co., Ltd.	130,000	87,633
*China Development Financial Holding Corp.	8,545,832	3,582,415
China Ecotek Corp.	10,000	23,647
China General Plastics Corp.	223,100	125,383
China Glaze Co., Ltd.	28,000	22,013
*China Man-Made Fiber Corp.	167,000	39,286
China Metal Products	168,000	245,071
China Steel Chemical Corp.	12,000	41,644
China Steel Corp.	6,247,000	4,767,457
#China Wire & Cable Co., Ltd.	44,000	59,658
Chinese Maritime Transport, Ltd.	32,000	44,960
Chin-Poon Industrial Co., Ltd.	246,000	312,014
#Chipbond Technology Corp.	859,000	2,007,552
ChipMOS Technologies, Inc.	380,000	535,655
ChipMOS Technologies, Inc., ADR	1,700	47,413
Chlitina Holding, Ltd.	15,000	86,604
Chong Hong Construction Co., Ltd.	25,000	98,274
Chroma ATE, Inc.	227,000	1,857,856
Chun Yuan Steel Industry Co., Ltd.	138,000	95,568
#Chung Hung Steel Corp.	727,000	519,094
#Chung Hwa Pulp Corp.	224,000	159,253
Chung-Hsin Electric & Machinery Manufacturing Corp.	451,000	2,548,492
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	34,000	48,188
Chunghwa Precision Test Tech Co., Ltd.	5,000	72,707
#Chunghwa Telecom Co., Ltd.	346,000	1,317,610

76

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Chunghwa Telecom Co., Ltd., Sponsored ADR	77,800	$2,933,838
*Cleanaway Co., Ltd.	5,000	29,713
C-Media Electronics, Inc.	11,000	17,735
Collins Co., Ltd.	52,000	32,418
Compal Electronics, Inc.	2,806,000	3,085,032
*Compeq Manufacturing Co., Ltd.	671,000	1,590,848
#Compucase Enterprise	42,000	98,673
Concord International Securities Co., Ltd.	37,026	26,039
*Concord Securities Co., Ltd.	326,000	161,188
Continental Holdings Corp.	192,000	224,065
Contrel Technology Co., Ltd.	52,000	58,289
#Coremax Corp.	41,927	83,952
Coretronic Corp.	220,000	695,903
#Co-Tech Development Corp.	153,000	306,827
Coxon Precise Industrial Co., Ltd.	43,000	22,383
CTBC Financial Holding Co., Ltd.	11,314,000	11,848,394
CTCI Corp.	207,000	328,662
CviLux Corp.	18,000	24,046
CX Technology Co., Ltd.	10,000	9,075
Cyberlink Corp.	22,000	60,199
#CyberPower Systems, Inc.	29,150	234,546
#*CyberTAN Technology, Inc.	172,000	113,832
DA CIN Construction Co., Ltd.	83,200	147,686
Dah San Electric Wire & Cable Co., Ltd.	12,000	21,375
Da-Li Development Co., Ltd.	91,271	177,429
Darfon Electronics Corp.	145,000	281,878
#Darwin Precisions Corp.	256,000	133,653
#Daxin Materials Corp.	31,000	145,661
De Licacy Industrial Co., Ltd.	2,120	872
Delta Electronics, Inc.	713,000	7,017,889
Depo Auto Parts Ind Co., Ltd.	50,000	303,268
Dimerco Data System Corp.	29,000	114,888
#Dimerco Express Corp.	86,488	248,877
#D-Link Corp.	312,080	171,557
*DONPON PRECISION, Inc.	23,000	18,400
Dr Wu Skincare Co., Ltd.	8,000	42,872
Draytek Corp.	13,000	14,233
Drewloong Precision, Inc.	9,804	46,819
Dyaco International, Inc.	11,159	10,555
#Dynamic Holding Co., Ltd.	481,000	1,010,392
Dynapack International Technology Corp.	99,000	295,522
E Ink Holdings, Inc.	482,000	3,108,531
#E&R Engineering Corp.	53,000	150,884
E.Sun Financial Holding Co., Ltd.	9,817,729	8,261,341
Eastech Holding, Ltd.	15,000	51,594
*Eastern Media International Corp.	102,307	62,053
Eclat Textile Co., Ltd.	72,000	1,138,751
ECOVE Environment Corp.	3,000	28,377
Edimax Technology Co., Ltd.	122,000	54,702
Edison Opto Corp.	40,000	29,482
eGalax_eMPIA Technology, Inc.	10,400	16,065
Elan Microelectronics Corp.	175,000	884,083
E-Lead Electronic Co., Ltd.	14,227	24,293
E-LIFE MALL Corp.	1,000	2,592
#Elite Advanced Laser Corp.	93,000	180,790
Elite Material Co., Ltd.	155,000	1,961,182
#Elite Semiconductor Microelectronics Technology, Inc.	107,000	292,457
#*Elitegroup Computer Systems Co., Ltd.	192,000	181,021

77

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
eMemory Technology, Inc.	26,000	$1,776,611
Emerging Display Technologies Corp.	62,000	60,073
#Ennoconn Corp.	60,000	604,385
#*Ennostar, Inc.	358,000	471,110
EnTie Commercial Bank Co., Ltd.	2,000	866
*Epileds Technologies, Inc.	30,000	18,104
#Episil Technologies, Inc.	76,000	163,614
#Episil-Precision, Inc.	32,000	60,930
#Eris Technology Corp.	13,390	126,038
Eson Precision Ind Co., Ltd.	64,000	110,067
Eternal Materials Co., Ltd.	1,234,950	1,202,258
#Eva Airways Corp.	2,412,000	2,633,333
Evergreen Aviation Technologies Corp.	26,000	87,832
Evergreen International Storage & Transport Corp.	621,000	641,750
Everlight Chemical Industrial Corp.	649,000	404,604
#Everlight Electronics Co., Ltd.	277,000	536,782
*Evertop Wire Cable Corp.	50,000	40,231
Excellence Opto, Inc.	16,000	15,699
Excelliance Mos Corp.	13,000	41,122
Excelsior Medical Co., Ltd.	48,300	135,131
#EZconn Corp.	11,000	48,983
Far Eastern Department Stores, Ltd.	73,000	76,112
Far Eastern International Bank	1,245,603	587,188
Far Eastern New Century Corp.	1,938,000	1,934,310
Far EasTone Telecommunications Co., Ltd.	1,035,373	2,569,195
Faraday Technology Corp.	104,899	947,126
Farglory F T Z Investment Holding Co., Ltd.	64,700	115,443
Farglory Land Development Co., Ltd.	8,000	18,009
Feedback Technology Corp.	15,000	55,970
Feng Hsin Steel Co., Ltd.	7,000	15,134
Feng TAY Enterprise Co., Ltd.	467,040	2,323,582
#FIC Global, Inc.	20,000	35,072
Firich Enterprises Co., Ltd.	40,000	35,317
#First Copper Technology Co., Ltd.	73,000	110,525
First Financial Holding Co., Ltd.	6,908,531	5,802,725
#First Hi-Tec Enterprise Co., Ltd.	45,000	140,962
*First Steamship Co., Ltd.	506,000	120,276
Fitipower Integrated Technology, Inc.	58,300	440,446
FLEXium Interconnect, Inc.	224,000	628,757
Flytech Technology Co., Ltd.	51,000	132,817
#FocalTech Systems Co., Ltd.	100,000	259,198
FOCI Fiber Optic Communications, Inc.	46,638	181,900
#Forcecon Tech Co., Ltd.	39,000	199,420
Formosa Advanced Technologies Co., Ltd.	6,000	6,762
Formosa International Hotels Corp.	23,000	166,344
#Formosa Laboratories, Inc.	69,000	214,022
Formosa Optical Technology Co., Ltd.	16,000	51,103
Formosa Petrochemical Corp.	369,000	818,187
Formosa Plastics Corp.	1,831,000	3,851,837
#Formosa Sumco Technology Corp.	15,000	81,306
#Formosan Union Chemical	285,000	171,112
Fortune Electric Co., Ltd.	36,000	936,429
Founding Construction & Development Co., Ltd.	56,000	46,005
Foxsemicon Integrated Technology, Inc.	50,000	463,731
#*Franbo Lines Corp.	146,663	89,857
Froch Enterprise Co., Ltd.	217,000	126,953
Fu Chun Shin Machinery Manufacture Co., Ltd.	90,640	48,017
Fu Hua Innovation Co., Ltd.	215,970	222,855

78

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Fubon Financial Holding Co., Ltd.	2,870,225	$6,090,920
Fulgent Sun International Holding Co., Ltd.	81,000	299,751
#Fulltech Fiber Glass Corp.	234,799	131,237
Fusheng Precision Co., Ltd.	24,000	206,376
Fwusow Industry Co., Ltd.	93,130	55,057
G Shank Enterprise Co., Ltd.	104,305	237,683
Gallant Precision Machining Co., Ltd.	44,000	77,157
Gamania Digital Entertainment Co., Ltd.	84,000	198,121
GEM Services, Inc.	2,000	4,183
*GEM Terminal Industrial Co., Ltd.	20,000	19,102
#Gemtek Technology Corp.	1,416,000	1,445,919
General Interface Solution Holding, Ltd.	141,000	265,441
#Genius Electronic Optical Co., Ltd.	55,000	744,887
Genovate Biotechnology Co., Ltd.	27,000	20,274
GeoVision, Inc.	28,000	46,091
#Getac Holdings Corp.	233,000	751,336
#Giant Manufacturing Co., Ltd.	183,341	1,230,269
Giantplus Technology Co., Ltd.	174,000	69,735
#Gigabyte Technology Co., Ltd.	233,000	2,139,518
*Gigasolar Materials Corp.	16,000	77,636
#*Gigastorage Corp.	205,000	131,895
Global Brands Manufacture, Ltd.	192,000	431,030
Global Mixed Mode Technology, Inc.	36,000	318,961
Global PMX Co., Ltd.	9,000	28,054
Global Unichip Corp.	32,000	1,346,355
Globalwafers Co., Ltd.	99,000	1,587,065
*Globe Union Industrial Corp.	119,000	67,427
#Gloria Material Technology Corp.	423,000	704,091
*Glotech Industrial Corp.	28,000	9,072
#*Gold Circuit Electronics, Ltd.	217,200	1,314,059
Goldsun Building Materials Co., Ltd.	295,000	435,316
Good Will Instrument Co., Ltd.	25,000	36,507
Gordon Auto Body Parts	44,000	46,213
Gourmet Master Co., Ltd.	51,000	142,371
*Grand Fortune Securities Co., Ltd.	192,000	94,638
#Grand Process Technology Corp.	11,000	371,599
Grape King Bio, Ltd.	20,000	96,124
*Great Tree Pharmacy Co., Ltd.	30,112	259,857
Great Wall Enterprise Co., Ltd.	425,081	746,718
Greatek Electronics, Inc.	1,000	1,873
Group Up Industrial Co., Ltd.	22,000	123,641
GTM Holdings Corp.	10,000	10,211
Gudeng Precision Industrial Co., Ltd.	19,933	258,942
*Hai Kwang Enterprise Corp.	55,000	34,626
*HannsTouch Holdings Co.	376,000	93,186
Harvatek Corp.	97,000	71,196
Heran Co., Ltd.	5,000	17,582
Hey Song Corp.	28,000	36,288
Highwealth Construction Corp.	388,508	528,558
Hi-Lai Foods Co., Ltd.	8,000	38,327
HIM International Music, Inc.	17,000	52,208
#Hitron Technology, Inc.	77,000	71,651
#Hiwin Technologies Corp.	200,099	1,422,607
Hocheng Corp.	130,000	77,652
Holiday Entertainment Co., Ltd.	26,000	71,623
Holtek Semiconductor, Inc.	111,000	204,533
Hon Hai Precision Industry Co., Ltd.	5,040,000	24,145,937
*Hong TAI Electric Industrial	139,000	156,664

79

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Hota Industrial Manufacturing Co., Ltd.	134,000	$224,280
Hotai Motor Co., Ltd.	14,240	271,138
Hotron Precision Electronic Industrial Co., Ltd.	42,600	43,631
Hsin Kuang Steel Co., Ltd.	151,000	272,674
#*HTC Corp.	478,000	626,089
Hu Lane Associate, Inc.	47,000	224,449
#HUA ENG Wire & Cable Co., Ltd.	168,000	185,996
#*Hua Jung Components Co., Ltd.	43,000	18,554
Hua Nan Financial Holdings Co., Ltd.	2,053,796	1,491,686
Huaku Development Co., Ltd.	47,000	239,604
Huikwang Corp.	7,000	6,879
Hung Ching Development & Construction Co., Ltd.	44,000	76,887
Hung Sheng Construction, Ltd.	219,600	184,113
Hwacom Systems, Inc.	34,000	21,666
#Ibase Technology, Inc.	64,000	162,545
*IBF Financial Holdings Co., Ltd.	1,352,972	604,562
IC Plus Corp.	29,000	65,282
#Ichia Technologies, Inc.	161,000	164,155
I-Chiun Precision Industry Co., Ltd.	96,000	216,694
Info-Tek Corp.	48,000	64,861
#Ingentec Corp.	14,000	112,432
Innodisk Corp.	46,169	418,275
Innolux Corp.	5,932,403	2,596,178
Inpaq Technology Co., Ltd.	57,807	151,610
Insyde Software Corp.	15,000	109,407
Intai Technology Corp.	22,000	80,400
#Integrated Service Technology, Inc.	46,000	204,840
IntelliEPI, Inc.	6,000	11,811
International Games System Co., Ltd.	45,000	1,381,979
#Inventec Corp.	1,331,000	2,170,509
Iron Force Industrial Co., Ltd.	23,000	69,292
ITE Technology, Inc.	100,000	512,868
ITEQ Corp.	143,000	480,883
#Jarllytec Co., Ltd.	25,000	170,828
Jean Co., Ltd.	71,758	68,867
Jentech Precision Industrial Co., Ltd.	6,000	180,026
#Jess-Link Products Co., Ltd.	42,000	186,383
Jetway Information Co., Ltd.	21,000	28,764
Jetwell Computer Co., Ltd.	10,000	46,680
Jiin Yeeh Ding Enterprise Co., Ltd.	26,000	45,034
#Jinan Acetate Chemical Co., Ltd.	13,000	326,976
Joinsoon Electronics Manufacturing Co., Ltd.	30,000	20,039
JPP Holding Co., Ltd.	10,000	48,369
K Laser Technology, Inc.	78,000	62,042
#Kaori Heat Treatment Co., Ltd.	33,000	438,824
KEE TAI Properties Co., Ltd.	209,000	102,376
Kenda Rubber Industrial Co., Ltd.	48,300	49,321
#Kenmec Mechanical Engineering Co., Ltd.	50,000	140,808
Key Ware Electronics Co., Ltd.	52,597	20,191
Keystone Microtech Corp.	9,000	82,366
Kindom Development Co., Ltd.	32,000	55,328
#King Slide Works Co., Ltd.	19,000	717,708
King Yuan Electronics Co., Ltd.	784,000	2,306,590
King’s Town Bank Co., Ltd.	364,000	627,124
Kinik Co.	45,000	352,405
Kinko Optical Co., Ltd.	44,000	33,647
#Kinpo Electronics	5,119,000	2,303,094
Kinsus Interconnect Technology Corp.	199,000	582,418

80

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
KMC Kuei Meng International, Inc.	4,000	$17,874
KNH Enterprise Co., Ltd.	44,000	29,458
Ko Ja Cayman Co., Ltd.	18,000	27,971
KS Terminals, Inc.	172,000	400,393
Kung Long Batteries Industrial Co., Ltd.	7,000	29,666
#*Kung Sing Engineering Corp.	222,900	96,862
#Kuo Toong International Co., Ltd.	141,000	361,572
*Kuo Yang Construction Co., Ltd.	68,000	59,204
Kwong Lung Enterprise Co., Ltd.	48,000	88,004
L&K Engineering Co., Ltd.	96,085	802,626
La Kaffa International Co., Ltd.	5,000	18,810
LandMark Optoelectronics Corp.	61,000	256,649
*Lang, Inc.	22,000	27,059
#Lanner Electronics, Inc.	78,480	229,930
Largan Precision Co., Ltd.	6,000	402,617
Laster Tech Corp., Ltd.	52,000	68,350
Leadtrend Technology Corp.	18,302	50,192
*Lealea Enterprise Co., Ltd.	451,360	132,239
*Leatec Fine Ceramics Co., Ltd.	20,000	15,601
LEE CHI Enterprises Co., Ltd.	45,000	22,734
Lelon Electronics Corp.	71,000	164,624
Lemtech Holdings Co., Ltd.	12,000	47,909
*Leofoo Development Co., Ltd.	47,000	30,311
*Li Peng Enterprise Co., Ltd.	2,000	498
Lian HWA Food Corp.	10,989	33,073
Ligitek Electronics Co., Ltd.	38,000	27,950
*Lily Textile	9,000	8,858
Lingsen Precision Industries, Ltd.	200,000	137,277
*Lion Travel Service Co., Ltd.	35,000	164,455
Lite-On Technology Corp.	1,281,000	3,934,034
Liton Technology Corp.	10,000	11,470
Long Da Construction & Development Corp.	86,000	125,057
Longchen Paper & Packaging Co., Ltd.	349,003	167,202
#Longwell Co.	88,000	212,419
Lotes Co., Ltd.	29,597	1,308,878
#Lotus Pharmaceutical Co., Ltd.	51,000	505,896
Lucky Cement Corp.	72,000	37,479
Lumax International Corp., Ltd.	4,500	15,064
Lungteh Shipbuilding Co., Ltd.	26,000	93,422
#Luxe Green Energy Technology Co., Ltd.	39,000	40,902
#LuxNet Corp.	42,054	156,918
M3 Technology, Inc.	16,000	73,460
#Machvision, Inc.	23,000	330,569
Macroblock, Inc.	8,000	23,291
#Macronix International Co., Ltd.	1,101,000	933,223
Makalot Industrial Co., Ltd.	114,975	1,384,135
#Marketech International Corp.	34,000	165,500
Materials Analysis Technology, Inc.	36,192	326,775
Maxigen Biotech, Inc.	14,700	19,367
Mayer Steel Pipe Corp.	70,000	85,345
MediaTek, Inc.	570,000	17,365,027
Mega Financial Holding Co., Ltd.	5,278,727	6,484,524
*Megaforce Co., Ltd.	10,000	11,102
*Mercuries & Associates Holding, Ltd.	27,010	11,737
Mercuries Data Systems, Ltd.	18,914	17,048
*Mercuries Life Insurance Co., Ltd.	1,330,611	234,150
Merida Industry Co., Ltd.	16,000	115,472
Merry Electronics Co., Ltd.	119,000	442,203

81

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
METAAGE Corp.	49,000	$85,925
Micro-Star International Co., Ltd.	396,000	1,939,746
Mildef Crete, Inc.	18,000	55,832
MIN AIK Technology Co., Ltd.	66,000	56,956
#Mirle Automation Corp.	77,000	115,044
#momo.com, Inc.	40,400	548,394
MOSA Industrial Corp.	83,395	57,625
Mosel Vitelic, Inc.	37,000	35,111
Motech Industries, Inc.	236,000	193,514
MPI Corp.	49,000	666,636
MSSCORPS Co., Ltd.	28,000	122,965
*My Humble House Hospitality Management Consulting	28,000	57,269
Nak Sealing Technologies Corp.	45,000	178,966
Namchow Holdings Co., Ltd.	49,000	91,493
Nan Pao Resins Chemical Co., Ltd.	23,000	250,752
*Nan Ren Lake Leisure Amusement Co., Ltd.	28,000	10,534
Nan Ya Plastics Corp.	2,303,000	4,010,199
#Nan Ya Printed Circuit Board Corp.	138,000	792,519
#Nang Kuang Pharmaceutical Co., Ltd.	24,000	33,389
#Nanya Technology Corp.	368,000	747,030
National Aerospace Fasteners Corp.	8,000	27,517
#Netronix, Inc.	33,000	109,959
*New Asia Construction & Development Corp.	56,000	21,411
*Newmax Technology Co., Ltd.	11,000	10,084
Nexcom International Co., Ltd.	70,000	112,862
Nichidenbo Corp.	92,000	171,501
Nidec Chaun-Choung Technology Corp.	5,000	49,828
Nien Made Enterprise Co., Ltd.	53,000	620,140
Niko Semiconductor Co., Ltd.	36,200	56,698
Nova Technology Corp.	16,000	99,994
#Novatek Microelectronics Corp.	323,000	6,130,275
Nuvoton Technology Corp.	132,000	524,968
Nyquest Technology Co., Ltd.	3,000	6,237
O-Bank Co., Ltd.	443,000	135,776
*Ocean Plastics Co., Ltd.	9,000	10,724
*OFCO Industrial Corp.	14,000	10,641
OK Biotech Co., Ltd.	24,749	20,370
#Oneness Biotech Co., Ltd.	103,198	502,330
#Optimax Technology Corp.	76,000	85,658
#Orient Semiconductor Electronics, Ltd.	274,000	539,383
#Oriental Union Chemical Corp.	351,000	187,023
O-TA Precision Industry Co., Ltd.	23,000	62,441
Pacific Hospital Supply Co., Ltd.	23,000	64,277
#Pan Jit International, Inc.	166,000	289,055
#Pan Ram International Corp.	8,000	11,375
Pan-International Industrial Corp.	267,000	281,251
#Panion & BF Biotech, Inc.	25,000	73,782
#Parade Technologies, Ltd.	24,000	552,055
*PChome Online, Inc.	74,596	72,049
#PCL Technologies, Inc.	45,397	101,774
#P-Duke Technology Co., Ltd.	31,000	89,967
Pegatron Corp.	1,068,000	3,204,459
Pegavision Corp.	17,342	279,074
*PharmaEssentia Corp.	64,000	576,869
Phison Electronics Corp.	76,000	1,640,808
#Phoenix Silicon International Corp.	128,226	217,766
Pixart Imaging, Inc.	68,000	330,999
Planet Technology Corp.	23,000	105,952

82

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Posiflex Technology, Inc.	31,000	$114,720
Pou Chen Corp.	458,000	508,467
Power Wind Health Industry, Inc.	1,050	3,579
#*Powerchip Semiconductor Manufacturing Corp.	1,744,000	1,223,831
Powertech Technology, Inc.	422,000	2,261,501
Powertip Technology Corp.	37,000	17,669
Poya International Co., Ltd.	22,220	341,195
President Chain Store Corp.	315,000	2,650,636
President Securities Corp.	24,080	20,448
Primax Electronics, Ltd.	339,000	1,009,858
Prince Housing & Development Corp.	4,000	1,560
#Progate Group Corp.	6,000	43,671
#Prolific Technology, Inc.	27,000	30,638
#Promate Electronic Co., Ltd.	121,000	320,318
Prosperity Dielectrics Co., Ltd.	58,000	79,531
#Qisda Corp.	983,000	1,249,807
QST International Corp.	10,996	25,057
Quanta Computer, Inc.	1,310,000	10,460,045
#Quanta Storage, Inc.	108,000	298,839
Quintain Steel Co., Ltd.	115,647	54,162
*Radium Life Tech Co., Ltd.	62,770	22,940
*Rafael Microelectronics, Inc.	1,000	4,177
Raydium Semiconductor Corp.	34,000	445,857
#Realtek Semiconductor Corp.	215,000	3,420,244
Rechi Precision Co., Ltd.	218,000	185,784
*Rexon Industrial Corp., Ltd.	57,000	88,401
#*Rich Development Co., Ltd.	326,000	130,652
*Ritek Corp.	87,000	20,386
*Roo Hsing Co., Ltd.	2,000	217
#Ruby Tech Corp.	13,390	24,920
Ruentex Development Co., Ltd.	463,140	546,887
#Run Long Construction Co., Ltd.	67,000	234,568
Sampo Corp.	110,000	97,967
San Fang Chemical Industry Co., Ltd.	72,000	67,330
San Far Property, Ltd.	1,050	1,196
San Fu Chemical Co., Ltd.	16,000	71,494
Sanyang Motor Co., Ltd.	399,000	1,034,199
Savior Lifetec Corp.	155,000	101,867
SCI Pharmtech, Inc.	6,535	17,862
Scientech Corp.	10,000	103,802
SciVision Biotech, Inc.	14,000	46,005
SDI Corp.	101,000	327,237
Sea Sonic Electronics Co., Ltd.	23,000	58,768
Securitag Assembly Group Co.	5,000	15,586
Sensortek Technology Corp.	12,000	126,221
Sercomm Corp.	188,000	715,927
#Sesoda Corp.	107,000	104,167
Shanghai Commercial & Savings Bank, Ltd. (The)	1,485,351	2,118,867
Sharehope Medicine Co., Ltd.	33,600	33,072
Sheng Yu Steel Co., Ltd.	10,000	8,983
#ShenMao Technology, Inc.	58,000	115,245
Shih Her Technologies, Inc.	21,000	69,329
Shih Wei Navigation Co., Ltd.	214,189	132,215
#Shihlin Electric & Engineering Corp.	136,000	1,219,581
#*Shin Kong Financial Holding Co., Ltd.	9,231,547	2,446,663
Shin Ruenn Development Co., Ltd.	25,000	63,187
Shin Zu Shing Co., Ltd.	99,000	529,022
#Shinfox Energy Co., Ltd.	22,000	90,873

83

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Shining Building Business Co., Ltd.	151,000	$56,807
Shinkong Insurance Co., Ltd.	32,000	94,834
Shinkong Synthetic Fibers Corp.	72,000	37,811
#Shuttle, Inc.	375,000	206,145
Sigurd Microelectronics Corp.	1,083,000	2,467,864
Silergy Corp.	130,000	1,742,675
Silicon Power Computer & Communications, Inc.	21,000	23,572
Simplo Technology Co., Ltd.	49,000	659,112
Sinbon Electronics Co., Ltd.	89,000	768,042
Sincere Navigation Corp.	1,173,000	936,613
#Singatron Enterprise Co., Ltd.	55,000	54,557
Sinmag Equipment Corp.	14,000	66,857
#Sino-American Silicon Products, Inc.	279,000	1,675,097
Sinon Corp.	257,000	320,441
SinoPac Financial Holdings Co., Ltd.	6,539,802	4,408,472
Sinphar Pharmaceutical Co., Ltd.	75,000	85,222
Sitronix Technology Corp.	70,000	601,929
#Siward Crystal Technology Co., Ltd.	208,000	206,007
Solar Applied Materials Technology Corp.	171,000	233,693
Solteam, Inc.	13,000	19,483
Song Shang Electronics Co., Ltd.	18,000	12,300
Sonix Technology Co., Ltd.	57,000	89,101
Speed Tech Corp.	68,000	131,356
#Spirox Corp.	45,000	106,689
#Sporton International, Inc.	28,500	218,376
Standard Chemical & Pharmaceutical Co., Ltd.	50,000	97,046
Standard Foods Corp.	1,000	1,178
Stark Technology, Inc.	66,000	262,484
Sun Yad Construction Co., Ltd.	109,065	67,994
Sunjuice Holdings Co., Ltd.	2,000	13,267
Sunko INK Co., Ltd.	68,000	29,759
SunMax Biotechnology Co., Ltd.	5,000	35,010
Sunny Friend Environmental Technology Co., Ltd.	26,000	81,445
Sunonwealth Electric Machine Industry Co., Ltd.	121,000	418,049
Sunplus Innovation Technology, Inc.	13,000	60,285
Sunplus Technology Co., Ltd.	256,000	244,113
Sunrex Technology Corp.	109,000	206,538
Superior Plating Technology Co., Ltd.	8,000	13,193
#Supreme Electronics Co., Ltd.	303,402	821,819
#Swancor Holding Co., Ltd.	43,000	198,084
Symtek Automation Asia Co., Ltd.	29,970	117,811
Syncmold Enterprise Corp.	71,000	201,474
*SYNergy ScienTech Corp.	23,000	16,988
#Synmosa Biopharma Corp.	165,835	196,331
#Synnex Technology International Corp.	540,000	1,323,383
Syn-Tech Chem & Pharm Co., Ltd.	5,000	12,945
#Syscom Computer Engineering Co.	18,000	32,615
*Sysgration	80,000	85,253
Systex Corp.	49,000	188,103
TA Chen Stainless Pipe	1,059,966	1,197,922
Ta Liang Technology Co., Ltd.	5,000	9,520
#*Ta Ya Electric Wire & Cable	2,196,547	3,838,325
TA-I Technology Co., Ltd.	11,000	15,827
*Tai Tung Communication Co., Ltd.	79,367	53,257
Taichung Commercial Bank Co., Ltd.	301,095	163,669
TaiDoc Technology Corp.	2,000	9,490
#Taiflex Scientific Co., Ltd.	111,000	175,557
Taimide Tech, Inc.	55,000	73,982

84

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Tainan Enterprises Co., Ltd.	18,000	$18,491
Tai-Saw Technology Co., Ltd.	52,000	42,878
Taishin Financial Holding Co., Ltd.	5,574,582	3,073,022
TaiSol Electronics Co., Ltd.	35,000	79,648
Taisun Enterprise Co., Ltd.	90,000	61,498
TAI-TECH Advanced Electronics Co., Ltd.	13,000	49,705
Taiwan Business Bank	3,709,804	1,931,121
#Taiwan Cement Corp.	3,266,969	3,215,600
Taiwan Cogeneration Corp.	97,202	141,943
Taiwan Cooperative Financial Holding Co., Ltd.	4,265,039	3,431,731
Taiwan Environment Scientific Co., Ltd.	1,780	3,105
Taiwan Fertilizer Co., Ltd.	243,000	488,060
Taiwan FU Hsing Industrial Co., Ltd.	19,000	31,392
*Taiwan Glass Industry Corp.	579,000	304,952
Taiwan High Speed Rail Corp.	432,000	396,683
Taiwan Hon Chuan Enterprise Co., Ltd.	200,000	976,599
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	174,000	205,196
Taiwan IC Packaging Corp.	27,000	14,635
*»Taiwan Land Development Corp.	51,000	787
#Taiwan Line Tek Electronic	48,540	49,566
Taiwan Mask Corp.	132,000	273,632
Taiwan Mobile Co., Ltd.	1,245,000	3,976,414
#Taiwan Navigation Co., Ltd.	683,000	780,284
Taiwan Paiho, Ltd.	200,000	390,639
Taiwan PCB Techvest Co., Ltd.	180,000	221,669
Taiwan Sakura Corp.	25,000	69,022
Taiwan Secom Co., Ltd.	34,000	134,175
Taiwan Semiconductor Co., Ltd.	159,000	356,458
Taiwan Semiconductor Manufacturing Co., Ltd.	10,708,000	259,791,168
Taiwan Styrene Monomer	263,000	106,615
Taiwan Surface Mounting Technology Corp.	206,000	756,004
Taiwan Taxi Co., Ltd.	19,000	73,813
#*Taiwan TEA Corp.	304,000	210,061
#Taiwan Union Technology Corp.	179,000	1,019,732
Taiwan-Asia Semiconductor Corp.	1,093,000	1,302,389
Taiyen Biotech Co., Ltd.	12,000	12,567
#*Tatung Co., Ltd.	1,222,000	2,454,358
TCI Co., Ltd.	58,000	257,386
#Team Group, Inc.	22,000	60,672
Tehmag Foods Corp.	1,100	10,134
Test Research, Inc.	93,000	302,746
Test Rite International Co., Ltd.	1,000	640
Thermaltake Technology Co., Ltd.	16,000	20,736
Thye Ming Industrial Co., Ltd.	60,000	138,014
Ton Yi Industrial Corp.	351,000	161,153
Tong Hsing Electronic Industries, Ltd.	134,060	607,268
Tong Yang Industry Co., Ltd.	254,000	928,260
Tong-Tai Machine & Tool Co., Ltd.	117,000	88,751
Top Union Electronics Corp.	67,710	71,740
Topco Scientific Co., Ltd.	61,000	467,401
Topkey Corp.	42,000	254,100
Topoint Technology Co., Ltd.	65,000	59,387
Toung Loong Textile Manufacturing	30,000	24,093
Transcom, Inc.	29,200	152,448
Tripod Technology Corp.	159,000	964,391
Trusval Technology Co., Ltd.	8,000	39,801
Tsang Yow Industrial Co., Ltd.	18,000	15,976
TSC Auto ID Technology Co., Ltd.	15,698	109,677

85

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#TSEC Corp.	320,197	$273,862
TSRC Corp.	18,000	13,322
TST Group Holding, Ltd.	3,000	10,227
TTFB Co., Ltd.	13,900	101,170
TTY Biopharm Co., Ltd.	99,000	234,411
*Tul Corp.	15,000	34,089
Tung Ho Steel Enterprise Corp.	346,670	780,385
Tung Thih Electronic Co., Ltd.	41,000	142,912
TURVO International Co., Ltd.	11,000	44,423
TXC Corp.	224,000	773,908
TYC Brother Industrial Co., Ltd.	465,000	716,879
*Tycoons Group Enterprise	84,335	31,727
*Tyntek Corp.	169,000	90,827
UDE Corp.	46,000	89,565
Ultra Chip, Inc.	34,000	88,023
U-Ming Marine Transport Corp.	321,000	534,310
Unic Technology Corp.	40,000	28,377
Unictron Technologies Corp.	7,000	16,897
#Uniform Industrial Corp.	15,000	13,543
Unimicron Technology Corp.	763,000	4,264,664
Union Bank Of Taiwan	155,859	73,713
*Union Insurance Co., Ltd.	32,000	31,595
Uni-President Enterprises Corp.	3,259,000	7,656,578
#Unitech Printed Circuit Board Corp.	688,711	554,150
*United Alloy-Tech Co.	13,000	15,071
#United Integrated Services Co., Ltd.	111,000	1,346,508
#United Microelectronics Corp.	4,902,000	7,632,559
#United Microelectronics Corp., Sponsored ADR	103,200	794,640
United Orthopedic Corp.	50,000	153,553
United Radiant Technology	18,000	10,144
United Recommend International Co., Ltd.	15,990	34,718
#United Renewable Energy Co., Ltd.	489,407	181,863
Universal Cement Corp.	165,350	178,492
#Universal Microelectronics Co., Ltd.	13,000	9,841
Universal Microwave Technology, Inc.	25,000	152,018
Universal Vision Biotechnology Co., Ltd.	16,960	133,338
UPC Technology Corp.	105,000	44,339
USI Corp.	101,000	49,163
U-Tech Media Corp.	28,000	19,348
Utechzone Co., Ltd.	30,000	83,195
UVAT Technology Co., Ltd.	10,000	15,540
#Vanguard International Semiconductor Corp.	616,000	1,626,927
Ventec International Group Co., Ltd.	36,000	92,648
VIA Labs, Inc.	10,000	59,886
#Via Technologies, Inc.	21,000	82,550
Viking Tech Corp.	40,000	58,719
#Visco Vision, Inc.	21,000	163,488
VisEra Technologies Co., Ltd.	22,000	184,110
Visual Photonics Epitaxy Co., Ltd.	114,000	540,907
Vivotek, Inc.	5,000	20,883
Voltronic Power Technology Corp.	27,000	1,285,240
#Wafer Works Corp.	314,137	381,070
#Waffer Technology Corp.	40,000	116,700
Wah Hong Industrial Corp.	20,000	22,419
Wah Lee Industrial Corp.	60,000	232,172
#Walsin Lihwa Corp.	1,771,279	2,007,254
Walsin Technology Corp.	225,000	770,453
Walton Advanced Engineering, Inc.	135,000	74,420

86

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Wan Hai Lines, Ltd.	313,265	$487,763
*We & Win Development Co., Ltd.	54,000	28,856
*We&Win Diversification Co., Ltd.	28,000	40,759
Wei Chuan Foods Corp.	19,000	11,057
Weikeng Industrial Co., Ltd.	829,000	870,702
Well Shin Technology Co., Ltd.	21,000	39,147
Welldone Co.	23,000	37,860
WELLELL, Inc.	20,000	17,229
Weltrend Semiconductor	59,000	111,977
Wha Yu Industrial Co., Ltd.	83,000	41,931
Wholetech System Hitech, Ltd.	24,000	80,339
Win Semiconductors Corp.	145,000	650,144
#Winbond Electronics Corp.	2,069,507	1,652,453
Winmate, Inc.	14,000	63,417
Winstek Semiconductor Co., Ltd.	36,000	145,384
WinWay Technology Co., Ltd.	4,000	102,819
Wisdom Marine Lines Co., Ltd.	300,000	627,418
#*Wiselink Co., Ltd.	14,000	50,949
#Wistron Corp.	3,203,000	11,164,563
#Wistron Information Technology & Services Corp.	31,000	131,856
Wistron NeWeb Corp.	206,446	954,183
Wiwynn Corp.	32,000	2,319,268
Wonderful Hi-Tech Co., Ltd.	40,000	47,049
#Wowprime Corp.	36,388	262,612
WPG Holdings, Ltd.	863,000	2,340,240
WT Microelectronics Co., Ltd.	166,850	768,611
XinTec, Inc.	87,000	312,604
Yageo Corp.	148,021	2,841,138
Yankey Engineering Co., Ltd.	13,911	163,196
#Yao Sheng Electronic Co., Ltd.	15,000	73,706
YC INOX Co., Ltd.	176,000	137,289
YCC Parts Manufacturing Co., Ltd.	11,000	26,046
*Yea Shin International Development Co., Ltd.	7,000	9,351
#Yem Chio Co., Ltd.	275,059	176,547
#Yen Sun Technology Corp.	26,000	50,544
#*Yeong Guan Energy Technology Group Co., Ltd.	56,000	82,206
YFC-Boneagle Electric Co., Ltd.	53,000	38,576
YFY, Inc.	760,000	724,710
*Yieh Hsing Enterprise Co., Ltd.	24,000	8,624
Yieh Phui Enterprise Co., Ltd.	319,800	151,247
*Yuanta Financial Holding Co., Ltd.	5,714,461	5,378,915
Yuen Chang Stainless Steel Co., Ltd.	3,000	1,520
Yuen Foong Yu Consumer Products Co., Ltd.	35,000	58,795
#Yulon Motor Co., Ltd.	381,216	804,298
Yungshin Construction & Development Co., Ltd.	32,000	201,462
YungShin Global Holding Corp.	74,000	111,016
Zeng Hsing Industrial Co., Ltd.	4,297	13,064
Zenitron Corp.	48,000	52,331
Zero One Technology Co., Ltd.	89,000	204,994
Zhen Ding Technology Holding, Ltd.	334,000	1,189,853
Zig Sheng Industrial Co., Ltd.	170,000	77,790
#*Zinwell Corp.	187,000	115,145
Zippy Technology Corp.	20,000	33,229
#Zyxel Group Corp.	187,516	238,988

TOTAL TAIWAN		723,745,498

THAILAND — (1.6%)
AAPICO Hitech PCL	154,740	89,771
Advanced Info Service PCL	513,400	2,736,009

87

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Advanced Information Technology PCL	230,250	$26,715
After You PCL	108,800	27,009
Airports of Thailand PCL	1,600,800	2,818,462
Allianz Ayudhya Capital PCL, Class R	200	206
Amata Corp. PCL	458,000	280,534
AP Thailand PCL	6,431,200	1,874,176
Asia Plus Group Holdings PCL	507,900	36,455
Asian Alliance International PCL, Class R	267,500	37,895
Asian Sea Corp. PCL	129,300	28,958
Asset World Corp. PCL	942,300	111,876
B Grimm Power PCL, Class R	484,100	336,362
Bangchak Corp. PCL	979,800	1,110,405
Bangkok Bank PCL	653,300	2,415,059
Bangkok Chain Hospital PCL	604,600	327,913
Bangkok Dusit Medical Services PCL	4,384,200	3,430,702
Bangkok Expressway & Metro PCL, Class R	2,701,500	605,031
Bangkok Insurance PCL	1,600	12,607
Bangkok Life Assurance PCL	900	437
Banpu PCL	6,008,400	899,801
Banpu Power PCL	1,100	425
BCPG PCL	298,100	54,295
BEC World PCL	43,000	5,616
Berli Jucker PCL	213,600	141,209
*Better World Green PCL	2,683,700	33,311
BG Container Glass PCL, Class R	400	75
#BTS Group Holdings PCL	2,329,300	399,111
Bumrungrad Hospital PCL	315,100	2,083,095
Cal-Comp Electronics Thailand PCL	429,843	26,213
Carabao Group PCL	134,600	248,788
Central Pattana PCL	493,000	844,725
*Central Plaza Hotel PCL	181,600	220,507
Central Retail Corp. PCL, Class R	811,300	755,258
CH Karnchang PCL	372,200	227,980
Charoen Pokphand Foods PCL	2,049,700	1,095,091
Chularat Hospital PCL	2,940,700	230,114
*CK Power PCL	3,300	347
Com7 PCL	515,200	254,403
*CP ALL PCL	1,909,800	2,963,127
Delta Electronics Thailand PCL	1,169,900	2,209,741
Dhipaya Group Holdings PCL	800	658
Diamond Building Products PCL	700	151
Dohome PCL	415,141	120,980
Don Muang Tollway PCL, Class R	26,000	8,349
Eastern Polymer Group PCL	49,100	9,075
Eastern Water Resources Development and Management PCL	113,500	10,719
*Ekachai Medical Care PCL	61,631	12,888
Electricity Generating PCL	35,800	108,675
Energy Absolute PCL	740,900	614,751
Erawan Group PCL (The)	1,498,300	194,868
Exotic Food PCL	12,500	10,287
Forth Corp. PCL	35,900	15,887
Forth Smart Service PCL	96,200	14,926
Frasers Property Thailand PCL, Class R	900	350
GFPT PCL	267,600	93,147
Global Green Chemicals PCL	400	86
Global Power Synergy PCL	124,600	164,744
*Green Tech Ventures PCL, Class R	1,994,100	8,071
Gulf Energy Development PCL, Class R	760,300	825,744

88

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Gunkul Engineering PCL	2,033,600	$141,573
Haad Thip PCL	31,000	14,973
Hana Microelectronics PCL	325,100	339,925
Home Product Center PCL	1,553,500	435,952
Ichitan Group PCL	415,200	202,783
Index Livingmall PCL	39,600	22,226
Indorama Ventures PCL	645,400	416,219
Intouch Holdings PCL	40,700	73,581
#IRPC PCL	973,200	51,732
*Italian-Thai Development PCL	2,878,800	56,706
Jasmine International PCL	2,112,700	182,424
*Jasmine Technology Solution PCL	14,800	20,167
*Jaymart Group Holdings PCL, Class R	327,300	123,643
Jubilee Enterprise PCL	100	44
Karmarts PCL	432,000	186,508
Kaset Thai International Sugar Corp. PCL	2,200	201
Kasikornbank PCL	132,400	466,222
KCE Electronics PCL	436,100	461,871
KGI Securities Thailand PCL	325,100	38,773
Khon Kaen Sugar Industry PCL	2,300	148
Kiatnakin Phatra Bank PCL	100,100	140,453
Krung Thai Bank PCL	424,300	192,343
Krungthai Card PCL	222,500	258,163
Lalin Property PCL	700	141
Land & Houses PCL	6,510,400	1,308,756
Lanna Resources PCL	159,600	60,722
LH Financial Group PCL, Class R	5,300	139
Loxley PCL	2,300	92
LPN Development PCL	2,000	188
Major Cineplex Group PCL	322,200	128,671
*Malee Group PCL	149,400	55,229
MBK PCL	193,495	88,759
MC Group PCL	234,900	77,962
Mega Lifesciences PCL	179,300	198,362
Minor International PCL	2,033,800	1,810,993
MK Restaurants Group PCL	400	402
Modernform Group PCL	1,400	86
Namyong Terminal PCL	236,700	28,103
Netbay PCL	65,700	35,810
Noble Development PCL	57,300	5,752
Northeast Rubber PCL, Class R	934,500	139,948
NSL Foods PCL, Class R	89,500	62,186
Origin Property PCL	444,200	85,100
Osotspa PCL	706,100	409,637
Plan B Media PCL	1,829,028	412,099
*Platinum Group PCL (The)	1,500	102
Praram 9 Hospital PCL, Class R	256,500	134,271
Precious Shipping PCL	712,100	150,836
Premier Marketing PCL	500	109
Prima Marine PCL, Class R	740,700	152,897
Property Perfect PCL	11,025	74
Pruksa Holding PCL	1,200	376
PTG Energy PCL	980,300	231,452
PTT Exploration & Production PCL	798,000	3,369,860
PTT Global Chemical PCL	1,177,100	1,167,254
PTT Oil & Retail Business PCL, Class R	668,300	337,216
PTT PCL	5,752,300	5,238,535
Quality Houses PCL	631,300	37,135

89

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
R&B Food Supply PCL	163,800	$49,502
Rajthanee Hospital PCL	20,000	13,627
Ratch Group PCL	591,300	458,712
#Regional Container Lines PCL	242,700	134,906
Rojana Industrial Park PCL	430,800	90,089
RS PCL	139,950	49,092
S Hotels & Resorts PCL	908,200	60,285
Sabina PCL	127,000	88,242
Sabuy Technology PCL, Class R	320,600	21,627
#*Samart Corp. PCL	461,400	76,568
Sansiri PCL	9,718,800	445,816
Sappe PCL	58,700	154,432
SC Asset Corp. PCL	3,300	337
SCB X PCL	176,600	507,499
SCG Packaging PCL	321,500	281,941
Sena Development PCL	1,000	78
*Sermsang Power Corp. Co., Ltd., Class R	130,038	27,369
Siam Cement PCL (The)	204,500	1,374,002
Siam City Cement PCL	200	750
Siam Global House PCL	643,659	281,362
Siam Wellness Group PCL	405,150	90,191
Siamgas & Petrochemicals PCL	76,300	15,853
Sikarin PCL	1,100	303
*Singer Thailand PCL	189,500	51,645
Singha Estate PCL	5,400	119
SiS Distribution Thailand PCL	71,600	53,613
SISB PCL, Class R	110,700	115,748
Somboon Advance Technology PCL	129,000	57,086
Sri Trang Agro-Industry PCL	683,200	322,612
Srinanaporn Marketing PCL, Class R	225,100	102,650
Srivichai Vejvivat PCL	65,000	14,119
#*Star Petroleum Refining PCL	852,500	184,026
Starflex PCL	124,000	10,640
Stars Microelectronics Thailand PCL	359,000	26,736
Supalai PCL	680,900	363,784
Susco PCL	273,800	29,552
SVI PCL	500	92
Syntec Construction PCL	1,800	87
TAC Consumer PCL	500	74
#Taokaenoi Food & Marketing PCL	335,300	94,094
Tata Steel Thailand PCL	414,500	8,612
Thai Nakarin Hospital PCL	100	96
Thai Oil PCL	1,005,622	1,478,856
Thai President Foods PCL	100	561
*Thai Reinsurance PCL	3,000	65
Thai Solar Energy PCL	1,200	38
Thai Union Group PCL	1,894,300	761,605
Thai Wah PCL	900	93
#Thaicom PCL	406,600	140,434
Thaifoods Group PCL	76,500	7,844
Thaitheparos PCL	100	115
Thanachart Capital PCL	8,000	10,578
Thonburi Healthcare Group PCL, Class R	71,300	76,956
Thoresen Thai Agencies PCL	862,000	146,535
Tipco Asphalt PCL	436,000	188,235
Tisco Financial Group PCL	97,000	254,540
TKS Technologies PCL	85,340	18,652
TMBThanachart Bank PCL	6,653,400	324,950

90

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
TMT Steel PCL, Class R	400	$57
TOA Paint Thailand PCL	700	477
TPC Power Holding PCL	300	54
TPI Polene PCL	10,300	381
TPI Polene Power PCL	4,600	412
TQM Alpha PCL, Class R	44,400	29,951
*True Corp. PCL, Class R	5,825,472	1,210,365
TTCL PCL	600	56
TTW PCL	2,000	486
Union Auction PCL	124,700	30,451
United Paper PCL, Class R	500	155
Univanich Palm Oil PCL	121,400	28,335
Vanachai Group PCL	68,100	6,248
VGI PCL	873,800	40,318
WHA Corp. PCL	4,593,100	619,684
WHA Utilities and Power PCL	1,600	168
WICE Logistics PCL	673,000	94,431
Workpoint Entertainment PCL	400	95
#*Xspring Capital PCL, Class R	3,928,800	120,854
*YGGDRAZIL Group PCL	50,700	9,234

TOTAL THAILAND		62,030,291

TURKEY — (1.1%)
Adel Kalemcilik Ticaret ve Sanayi AS	5,560	128,797
Afyon Cimento Sanayi TAS	118,892	54,128
Agesa Hayat ve Emeklilik AS	32,256	84,584
Akbank TAS	3,536,772	6,494,250
Akcansa Cimento AS	13,836	64,529
Aksa Akrilik Kimya Sanayii AS	57,760	207,659
*Aksa Enerji Uretim AS	57,218	67,969
*Aksigorta AS	384,237	88,177
Alarko Holding AS	44,858	161,551
*Albaraka Turk Katilim Bankasi AS	1,156,347	178,935
*Alcatel-Lucent Teletas Telekomunikasyon AS	2,459	9,000
*Alkim Alkali Kimya AS	68,841	85,731
*Altinyag Kombinalari AS	39,012	8,977
*Anadolu Anonim Turk Sigorta Sirketi	14,688	40,830
Anadolu Efes Biracilik Ve Malt Sanayii AS	92,125	519,291
Anadolu Hayat Emeklilik AS	23,069	39,545
*Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE Ticaret AS	15,943	6,539
Arcelik AS	15,792	84,383
ARD Grup Bilisim Teknolojileri AS	101,011	137,649
Arena Bilgisayar Sanayi ve Ticaret AS	18,112	30,768
Aselsan Elektronik Sanayi Ve Ticaret AS	261,187	490,081
*Aydem Yenilenebilir Enerji AS	95,492	83,292
*Ayen Enerji AS	17,194	15,836
Aygaz AS	6,599	39,931
Aztek Teknoloji Urunleri Ticaret AS	17,314	54,279
*Banvit Bandirma Vitaminli Yem Sanayii AS	15,808	88,228
*Baticim Bati Anadolu Cimento Sanayii AS	14,975	63,042
*Batisoke Soke Cimento Sanayii TAS	20,268	14,461
Bera Holding AS	424,645	248,545
BIM Birlesik Magazalar AS	216,371	2,586,307
*Biotrend Cevre VE Enerji Yatirimlari AS	166,001	95,110
Bizim Toptan Satis Magazalari AS	44	55
Bogazici Beton Sanayi Ve Ticaret AS	92,704	108,061
*Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	4,107	76,301
Borusan Yatirim ve Pazarlama AS	756	75,480
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	196	763

91

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
Bursa Cimento Fabrikasi AS	478,226	$125,109
Cemtas Celik Makina Sanayi Ve Ticaret AS	130,228	43,642
Cimsa Cimento Sanayi VE Ticaret AS	144,186	142,242
Coca-Cola Icecek AS	45,448	1,017,707
Deva Holding AS	56	130
*Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	89,485	38,280
Dogus Otomotiv Servis ve Ticaret AS	24,918	218,383
*EGE Endustri VE Ticaret AS	248	134,048
*EGE Gubre Sanayii AS	23,963	33,750
ΩEnerjisa Enerji AS	13,931	29,281
Enka Insaat ve Sanayi AS	508,188	602,734
Erbosan Erciyas Boru Sanayii ve Ticaret AS	8,023	56,920
Eregli Demir ve Celik Fabrikalari TAS	581,559	773,460
Escar Turizm Tasimacilik Ticaret AS	7,570	64,064
*Esenboga Elektrik Uretim AS	53,678	35,413
*Europap Tezol Kagit Sanayi VE Ticaret AS	85,578	58,838
Ford Otomotiv Sanayi AS	21,789	749,709
Galata Wind Enerji AS	124,418	108,906
Gentas Genel Metal Sanayi ve Ticaret AS	34,994	9,220
*Gersan Elektrik Ticaret ve Sanayi AS	34,800	44,219
Global Yatirim Holding AS	348,708	146,047
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	8,896	153,320
*Goodyear Lastikleri TAS	39,880	26,483
*Hektas Ticaret TAS	306,909	144,276
*Hitit Bilgisayar Hizmetleri AS	12,237	29,632
*Ihlas Holding AS	228,429	8,114
*Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	400,889	116,020
Info Yatirim AS	108,672	39,238
Is Yatirim Menkul Degerler AS	255,467	294,947
*Isiklar Enerji ve Yapi Holding AS	374,842	56,846
*Izmir Demir Celik Sanayi AS	491,370	111,246
*Jantsa Jant Sanayi Ve Ticaret AS	11,613	109,130
*Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	100,108	79,402
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	578,072	464,579
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	224	142
*Karel Elektronik Sanayi ve Ticaret AS	18,416	8,555
*Karsan Otomotiv Sanayii Ve Ticaret AS	252,790	118,367
*Kartonsan Karton Sanayi ve Ticaret AS	4,979	21,530
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	764,325	56,894
*Kerevitas Gida Sanayi ve Ticaret AS	22,642	10,525
Kervan Gida Sanayi Ve Ticaret AS	57,747	50,405
KOC Holding AS	394,230	2,753,089
Kontrolmatik Enerji Ve Muhendislik AS	11,920	86,888
*Konya Cimento Sanayii AS	20	7,067
Konya Kagit Sanayi VE Ticaret AS	4,867	8,546
*Kordsa Teknik Tekstil AS	92	284
Koza Altin Isletmeleri AS	50,916	36,579
*Kristal Kola ve Mesrubat Sanayi Ticaret AS	29,634	7,624
LDR Turizm AS	35,427	80,370
Logo Yazilim Sanayi Ve Ticaret AS	27,586	77,024
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	13,286	35,373
*Loras Holding A.S	236,438	22,712
*Marti Otel Isletmeleri AS	108,111	13,490
ΩMavi Giyim Sanayi Ve Ticaret AS, Class B	278,404	795,403
*Menderes Tekstil Sanayi ve Ticaret AS	57,365	23,352
*MIA Teknoloji AS	48,788	84,688
Migros Ticaret AS	46,066	628,887
*ΩMLP Saglik Hizmetleri AS	1,330	9,613

92

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
*Naturel Yenilenebilir Enerji Ticaret AS	23,424	$39,683
*Naturelgaz Sanayi ve Ticaret AS	17,277	10,112
*NET Holding AS	23,838	22,810
Nuh Cimento Sanayi AS	6,128	57,681
*ODAS Elektrik Uretim ve Sanayi Ticaret AS	734,241	216,804
*Orge Enerji Elektrik Taahhut AS	32,029	69,249
Osmanli Yatirim Menkul Degerler AS	4,764	37,816
Otokar Otomotiv Ve Savunma Sanayi A.S.	3,605	58,290
*Oyak Cimento Fabrikalari AS	133,867	250,563
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	22,986	57,152
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS, Class B	9,759	7,325
*Parsan Makina Parcalari Sanayii AS	9,015	30,211
*Pegasus Hava Tasimaciligi AS	28,868	921,950
*Peker Gayrimenkul Yatirim Ortakligi AS	190,314	47,260
*Penta Teknoloji Urunleri Dagitim Ticaret AS	86,134	48,233
*Petkim Petrokimya Holding AS	1,038,544	664,637
*Pinar SUT Mamulleri Sanayii AS	3,708	10,869
Polisan Holding AS	113,913	46,021
*Reysas Tasimacilik ve Lojistik Ticaret AS	469	608
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	76,088	79,481
*Sasa Polyester Sanayi AS	135,444	172,691
*Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	31,511	76,547
*Sekerbank Turk AS	826,207	124,021
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	13,080	21,291
Sok Marketler Ticaret AS	143,214	257,884
SUN Tekstil Sanayi Ve Ticaret AS	46,125	25,074
Suwen Tekstil Sanayi Pazarlama AS	61,508	37,369
*Tat Gida Sanayi AS	36,608	30,257
*TAV Havalimanlari Holding AS	87,442	593,903
Tekfen Holding AS	77,776	124,316
*Teknosa Ic Ve Dis Ticaret AS	85,555	106,598
Tofas Turk Otomobil Fabrikasi AS	54,615	464,311
*Tukas Gida Sanayi ve Ticaret AS	417,753	117,417
*Tumosan Motor ve Traktor Sanayi AS	24,759	128,473
*Turcas Petrol AS	48,144	39,198
*Turk Hava Yollari AO	283,742	2,857,007
*Turk Telekomunikasyon AS	90,284	112,602
Turk Traktor ve Ziraat Makineleri AS	7,650	217,255
Turkcell Iletisim Hizmetleri AS	933,833	2,330,509
Turkiye Garanti Bankasi AS	174,634	444,723
Turkiye Is Bankasi AS	3,761,890	1,592,992
Turkiye Petrol Rafinerileri AS	525,636	3,178,837
Turkiye Sigorta AS	52,886	108,217
Turkiye Sise ve Cam Fabrikalari AS	403,962	628,841
*Turkiye Vakiflar Bankasi TAO	210,375	127,876
*Ulker Biskuvi Sanayi AS	99,829	352,430
Ulusoy Un Sanayi ve Ticaret AS	33,489	29,583
*Usak Seramik Sanayii AS	71,387	20,263
*Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	16,171	45,951
Vestel Beyaz Esya Sanayi ve Ticaret AS	180,162	123,534
*Vestel Elektronik Sanayi ve Ticaret AS	60,818	156,851
Yapi ve Kredi Bankasi AS	2,153,689	2,147,270
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	66,481	65,092
*Zorlu Enerji Elektrik Uretim AS	164,760	33,638

TOTAL TURKEY		43,105,382

UNITED ARAB EMIRATES — (1.4%)
Abu Dhabi Commercial Bank PJSC	1,734,700	3,943,681
Abu Dhabi Islamic Bank PJSC	781,045	2,373,182

93

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UNITED ARAB EMIRATES — (Continued)
Abu Dhabi National Hotels	1,782,770	$308,705
Abu Dhabi National Oil Co. for Distribution PJSC	982,160	933,251
*Abu Dhabi Ports Co. PJSC	20,702	32,748
ADNOC Drilling Co. PJSC	65,259	68,583
*<»Agility Global PLC	2,103,870	744,652
Agthia Group PJSC	55,854	86,833
Air Arabia PJSC	1,766,424	1,288,904
*Ajman Bank PJSC	661,094	338,386
AL Yah Satellite Communications Co-Pjsc-Yah Sat	30,037	19,627
Aldar Properties PJSC	1,918,836	2,852,472
*Alpha Dhabi Holding PJSC	61,666	237,067
Amanat Holdings PJSC	368,064	104,219
*Apex Investment Co. PSC	382,641	185,439
*Aramex PJSC	13,163	9,282
Burjeel Holdings PLC	446,327	357,266
Dana Gas PJSC	3,339,942	627,450
Deyaar Development PJSC	794,033	162,140
Dubai Electricity & Water Authority PJSC	1,623,977	1,039,055
Dubai Financial Market PJSC	870,018	326,887
Dubai Investments PJSC	157,191	93,299
Dubai Islamic Bank PJSC	1,891,739	2,863,696
Emaar Development PJSC	574,016	1,306,536
Emaar Properties PJSC	4,517,736	10,098,454
Emirates NBD Bank PJSC	1,363,678	6,311,777
»Emirates Telecommunications Group Co. PJSC	1,556,928	7,206,234
*EMSTEEL Building Materials PJSC	1,423,267	554,132
Fertiglobe PLC	637,444	484,214
First Abu Dhabi Bank PJSC	1,737,110	5,902,457
*Ghitha Holding PJSC	35,279	340,985
*Gulf Navigation Holding PJSC	195,359	390,409
*Manazel PJSC	710,822	73,542
*Palms Sports PrJSC	9,013	23,852
RAK Properties PJSC	813,706	270,283
Ras Al Khaimah Ceramics	89,781	67,466
Salik Co PJSC	192,668	181,500
*»Union Properties PJSC	1,183,129	138,513

TOTAL UNITED ARAB EMIRATES		52,347,178

UNITED STATES — (0.0%)
*»Powerfleet, Inc. NJ	96	460
TOTAL UNITED STATES		460

TOTAL COMMON STOCKS		3,749,027,218

PREFERRED STOCKS — (1.5%)
BRAZIL — (1.5%)
*Alpargatas SA, Preference	92,495	168,818
Banco ABC Brasil SA	27,502	122,836
*Banco ABC Brasil SA	45	199
ΩBanco BMG SA, Preference	45,300	28,580
Banco Bradesco SA, Preference	2,115,090	5,713,040
Banco do Estado do Rio Grande do Sul SA, Preference B	993,800	2,415,906
Banco Pan SA	2,400	4,232
Banco Pine SA	29,293	24,415
Centrais Eletricas Brasileiras SA, Preference B	73,800	591,755
Cia de Ferro Ligas da Bahia FERBASA, Preference	84,048	128,915
Cia De Sanena Do Parana, Preference	167,524	166,454
Cia Energetica de Minas Gerais	1,249,589	2,355,440
Companhia Paranaense de Energia, Preference B	853,745	1,497,278
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	70,800	341,085

94

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Eucatex SA Industria e Comercio, Preference	100	$294
Gerdau SA, Preference	155,340	547,261
Itau Unibanco Holding SA, Preference	1,828,301	11,062,013
Marcopolo SA, Preference	379,980	483,122
Petroleo Brasileiro SA	3,665,900	29,719,882
Raizen SA	323,300	190,870
Randon SA Implementos e Participacoes, Preference	156,400	322,571
Schulz SA	50,630	60,172
Taurus Armas SA	41,680	98,589
Unipar Carbocloro SA	2,783	28,345
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Preference A	226,127	345,096

TOTAL BRAZIL		56,417,168

CHILE — (0.0%)
Embotelladora Andina SA, Preference B	26,360	74,853
Sociedad Quimica y Minera de Chile SA, Class B	1,348	61,824

TOTAL CHILE		136,677

COLOMBIA — (0.0%)
Bancolombia SA, Preference	21,777	179,611
Grupo Aval Acciones y Valores SA	85,318	10,150
Grupo de Inversiones Suramericana SA	140	832

TOTAL COLOMBIA		190,593

INDIA — (0.0%)
*<»Sundaram-Clayton, Ltd.	36	4
»TVS Holdings, Ltd.	36,772	4,826

TOTAL INDIA		4,830

PHILIPPINES — (0.0%)
*Cebu Air, Inc.	7,265	3,898

TOTAL PHILIPPINES		3,898

TOTAL PREFERRED STOCKS		56,753,166

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
*Jyoti Structures, Ltd. 05/08/2024	31,842	4,393

TOTAL INDIA		4,393

KOREA, REPUBLIC OF — (0.0%)
*Winpac, Inc. 05/10/2024	62	15

TOTAL KOREA, REPUBLIC OF		15

TAIWAN — (0.0%)
*Chlitina Holding, Ltd. 5/14/2024	452	444
*Eris Technology Corp. 5/30/2024	960	1,698

TOTAL TAIWAN		2,142

THAILAND — (0.0%)
*Better World Green PCL 12/31/2025	308,666	—
*Northeast Rubber PCL - NVDR 12/31/2024	155,750	210
*RS PCL 12/31/2025	13,995	1,775
*Thaifoods Group PCL 01/03/2028	7,650	—

TOTAL THAILAND		1,985

TOTAL RIGHTS/WARRANTS		8,535

TOTAL INVESTMENT SECURITIES — (99.2%) (Cost $3,489,656,680)		3,805,788,919

SECURITIES LENDING COLLATERAL — (0.8%)
@§The DFA Short Term Investment Fund	2,636,189	30,495,434

TOTAL INVESTMENTS — (100.0%) (Cost $3,520,152,114)		$3,836,284,353

95

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

*	Non-Income Producing Securities
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

»	Securities that have generally been fair value factored
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of April 30, 2024
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

As of April 30, 2024, Dimensional Emerging Core Equity Market ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	76	06/21/24	$19,599,830	$19,254,600	$(345,230)

Total Futures Contracts			$19,599,830	$19,254,600	$(345,230)

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$132,163,630	$12,761	$—	$132,176,391
Chile	11,486,469	—	—	11,486,469
China	896,687,290	367,279	10,068	897,064,637
Colombia	2,141,429	—	—	2,141,429
Czechia	3,247,763	—	—	3,247,763
Egypt	1,586,777	—	—	1,586,777
Greece	14,895,162	—	—	14,895,162
Hungary	6,183,588	—	—	6,183,588
India	769,193,042	—	2,367	769,195,409
Indonesia	63,095,331	17	28	63,095,376
Korea, Republic of	458,187,689	1,118,194	—	459,305,883
Kuwait	26,058,712	—	—	26,058,712
Malaysia	58,085,076	—	—	58,085,076
Mexico	90,390,935	—	—	90,390,935
Peru	3,087,881	—	—	3,087,881
Philippines	19,536,556	145	—	19,536,701
Poland	36,994,522	—	—	36,994,522
Qatar	25,310,847	—	—	25,310,847
Russian Federation	—	—	241	241
Saudi Arabia	158,444,128	—	—	158,444,128
South Africa	89,510,482	—	—	89,510,482
Taiwan	723,744,712	786	—	723,745,498
Thailand	62,030,291	—	—	62,030,291
Turkey	43,105,382	—	—	43,105,382
United Arab Emirates	44,257,779	7,344,747	744,652	52,347,178

96

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
United States	$—	$460	$—		$460
Preferred Stocks
Brazil	56,417,168	—	—		56,417,167
Chile	136,677	—	—		136,677
Colombia	190,593	—	—		190,593
India	—	4,826	4		4,830
Philippines	3,898	—	—		3,898
Rights/Warrants
India	—	4,393	—		4,393
Korea, Republic of	—	15	—		15
Taiwan	—	2,142	—		2,142
Thailand	1,775	210	—		1,985
Securities Lending Collateral	—	30,495,434	—		30,495,434

Total Investments	$3,796,175,584	$39,351,409	$757,360	***	$3,836,284,353

Financial instruments
Liabilities
Futures Contracts**	(345,230)	—	—		(345,230)

Total Other Financial Instruments	$(345,230)	$—	$—		$(345,230)

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
**	Valued at the unrealized appreciation (depreciation) on the investment.

97

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.1%)
BRAZIL — (3.5%)
BB Seguridade Participacoes SA	26,098	$162,134
CCR SA	22,800	54,238
JBS SA	29,380	132,868
Klabin SA	94,820	421,495
Petroleo Brasileiro SA	288,916	2,467,138
Petroleo Brasileiro SA, Sponsored ADR	17,806	287,033
Petroleo Brasileiro SA, Sponsored ADR	3,800	64,486
PRIO SA	89,890	832,459
Raia Drogasil SA	104,824	517,335
Suzano SA	57,690	650,684
Vale SA, Sponsored ADR	61,255	745,473

TOTAL BRAZIL		6,335,343

CHILE — (0.4%)
Banco de Chile	1,449,251	161,432
Banco de Chile, Sponsored ADR	1,107	24,443
#Sociedad Quimica y Minera de Chile SA, Sponsored ADR	10,531	481,161

TOTAL CHILE		667,036

CHINA — (23.0%)
Aier Eye Hospital Group Co., Ltd., Class A	37,416	66,548
Aluminum Corp. of China, Ltd., Class H	748,000	500,184
Anhui Anke Biotechnology Group Co., Ltd., Class A	8,700	12,259
Anhui Gujing Distillery Co., Ltd., Class A	1,000	37,397
Anhui Kouzi Distillery Co., Ltd., Class A	4,400	25,370
Anhui Yingjia Distillery Co., Ltd., Class A	7,200	70,482
ANTA Sports Products, Ltd.	182,400	2,091,914
Apeloa Pharmaceutical Co., Ltd., Class A	9,300	18,092
Biem.L.Fdlkk Garment Co., Ltd., Class A	3,900	16,051
BYD Co., Ltd.	71,000	1,957,193
BYD Electronic International Co., Ltd.	8,500	28,909
Canmax Technologies Co., Ltd., Class A	10,390	30,369
*Chifeng Jilong Gold Mining Co., Ltd., Class A	19,800	48,920
China Coal Energy Co., Ltd., Class H	114,000	115,149
#*China Eastern Airlines Corp., Ltd., Class H	308,000	79,942
China Kings Resources Group Co., Ltd., Class A	4,295	19,707
China Merchants Bank Co., Ltd., Class H	11,000	48,311
China National Nuclear Power Co., Ltd., Class A	45,400	57,838
China Petroleum & Chemical Corp., Class H	572,000	345,195
China Resources Gas Group, Ltd.	11,600	36,708
China Shenhua Energy Co., Ltd., Class H	161,000	673,132
*China Southern Airlines Co., Ltd., Class H	270,000	98,041
ΩChina Tower Corp., Ltd., Class H	7,650,000	899,862
Chongqing Brewery Co., Ltd., Class A	5,000	48,511
Chongqing Zhifei Biological Products Co., Ltd., Class A	11,750	56,863
Chow Tai Seng Jewellery Co., Ltd., Class A	4,300	9,468
CMOC Group, Ltd., Class H	204,000	193,536
Contemporary Amperex Technology Co., Ltd., Class A	20,000	558,669
CSPC Pharmaceutical Group, Ltd.	1,586,000	1,314,029
DaShenLin Pharmaceutical Group Co., Ltd., Class A	12,028	36,119
ENN Natural Gas Co., Ltd., Class A	5,600	13,944
#Flat Glass Group Co., Ltd., Class H	39,000	94,842
Focus Media Information Technology Co., Ltd., Class A	82,000	73,487
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,572	24,748
ΩFuyao Glass Industry Group Co., Ltd., Class H	101,200	608,789

1

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Gansu Energy Chemical Co., Ltd., Class A	55,800	$27,081
Goneo Group Co., Ltd., Class A	2,896	47,719
GoodWe Technologies Co., Ltd., Class A	1,614	20,729
Gree Electric Appliances, Inc. of Zhuhai, Class A	13,700	79,560
Guangdong Haid Group Co., Ltd., Class A	5,800	39,880
Guangdong Provincial Expressway Development Co., Ltd., Class A	6,400	9,053
Guanghui Energy Co., Ltd., Class A	75,100	76,519
Guangzhou Tinci Materials Technology Co., Ltd., Class A	17,100	49,511
H World Group, Ltd.	163,100	631,863
ΩHaidilao International Holding, Ltd.	230,000	525,802
Haier Smart Home Co., Ltd., Class H	21,600	80,780
*Hainan Airlines Holding Co., Ltd., Class A	190,300	35,946
Hefei Meiya Optoelectronic Technology, Inc., Class A	5,900	14,577
Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A	36,100	108,057
Henan Shuanghui Investment & Development Co., Ltd., Class A	18,300	67,973
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	14,800	29,404
Hithink RoyalFlush Information Network Co., Ltd., Class A	4,300	71,683
HLA Group Corp., Ltd., Class A	24,200	30,396
Hongfa Technology Co., Ltd., Class A	1,400	5,521
Huaibei Mining Holdings Co., Ltd., Class A	29,700	78,786
Hunan Valin Steel Co., Ltd., Class A	16,200	11,659
Imeik Technology Development Co., Ltd., Class A	1,120	33,169
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	17,500	50,838
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	58,000	33,666
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	8,700	34,318
*JA Solar Technology Co., Ltd., Class A	21,180	41,525
Jason Furniture Hangzhou Co., Ltd., Class A	3,300	15,192
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	14,500	114,793
Jiangsu Pacific Quartz Co., Ltd., Class A	4,100	44,251
Jiangsu Yanghe Distillery Co., Ltd., Class A	5,500	72,093
Jiangsu Yangnong Chemical Co., Ltd., Class A	4,040	35,888
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	5,300	28,243
Jinduicheng Molybdenum Co., Ltd., Class A	10,000	15,663
Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	2,900	6,353
Jizhong Energy Resources Co., Ltd., Class A	34,500	35,628
*Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	7,700	31,318
*Juneyao Airlines Co., Ltd., Class A	26,100	44,298
Kweichow Moutai Co., Ltd., Class A	6,000	1,410,460
Lao Feng Xiang Co., Ltd., Class A	4,800	51,111
Laobaixing Pharmacy Chain JSC, Class A	4,400	20,305
Lenovo Group, Ltd.	1,422,000	1,623,595
Li Ning Co., Ltd.	7,000	18,661
Luxshare Precision Industry Co., Ltd., Class A	30,400	122,389
Luzhou Laojiao Co., Ltd., Class A	4,900	125,727
Mango Excellent Media Co., Ltd., Class A	28,400	91,783
MINISO Group Holding, Ltd., Class A	39,200	226,293
Muyuan Foods Co., Ltd., Class A	26,700	160,577
NetEase, Inc.	79,200	1,521,987
Ningxia Baofeng Energy Group Co., Ltd., Class A	25,900	59,242
ΩNongfu Spring Co., Ltd., Class H	107,800	636,777
*Offcn Education Technology Co., Ltd., Class A	72,500	26,589
Orient Overseas International, Ltd.	21,000	306,897
*PDD Holdings, Inc., Sponsored ADR	27,449	3,436,066
PetroChina Co., Ltd., Class H	2,208,000	2,083,445
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	37,700	68,612
*Qinghai Salt Lake Industry Co., Ltd., Class A	30,600	69,993
Sailun Group Co., Ltd., Class A	10,400	23,803
*Satellite Chemical Co., Ltd., Class A	24,570	65,313

2

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
SF Holding Co., Ltd., Class A	23,100	$115,453
Shaanxi Coal Industry Co., Ltd., Class A	76,900	260,081
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	52,750	68,729
Shanghai Aiko Solar Energy Co., Ltd., Class A	26,800	44,156
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	10,900	30,658
Shanghai Baosight Software Co., Ltd., Class A	3,600	20,365
Shanghai M&G Stationery, Inc., Class A	10,500	51,205
Shanxi Coking Coal Energy Group Co., Ltd., Class A	74,800	108,287
Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	3,700	4,607
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	33,100	96,476
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	4,800	173,597
Shede Spirits Co., Ltd., Class A	3,600	36,303
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	5,900	247,772
Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A	2,100	20,470
Shenzhen Transsion Holdings Co., Ltd., Class A	1,061	21,065
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	22,300	57,895
Sichuan Road and Bridge Group Co., Ltd., Class A	47,960	47,940
Sichuan Swellfun Co., Ltd., Class A	5,200	32,327
Sinomine Resource Group Co., Ltd., Class A	8,520	41,819
Sinopharm Group Co., Ltd., Class H	28,400	72,042
*Skshu Paint Co., Ltd., Class A	4,700	22,078
Sungrow Power Supply Co., Ltd., Class A	7,400	105,445
Sunresin New Materials Co., Ltd., Class A	1,700	10,972
Suofeiya Home Collection Co., Ltd., Class A	1,700	4,015
TBEA Co., Ltd., Class A	27,610	53,865
Tencent Holdings, Ltd.	210,700	9,353,429
Tianqi Lithium Corp.	20,400	79,292
Tingyi Cayman Islands Holding Corp.	42,000	46,558
TongFu Microelectronics Co., Ltd., Class A	10,900	31,529
Tongwei Co., Ltd., Class A	29,500	88,261
*Unigroup Guoxin Microelectronics Co., Ltd., Class A	2,939	23,705
Universal Scientific Industrial Shanghai Co., Ltd., Class A	800	1,631
Vipshop Holdings, Ltd., Sponsored ADR	74,422	1,119,307
Wanhua Chemical Group Co., Ltd., Class A	18,900	232,180
Want Want China Holdings, Ltd.	568,000	324,625
Wens Foodstuffs Group Co., Ltd., Class A	700	1,851
Western Mining Co., Ltd., Class A	38,200	105,863
Wuliangye Yibin Co., Ltd., Class A	17,200	356,737
Wuxi Autowell Technology Co., Ltd., Class A	2,328	28,923
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	22,000	67,641
Xiamen Faratronic Co., Ltd., Class A	2,100	28,519
Yankuang Energy Group Co., Ltd., Class H	394,000	858,405
Yealink Network Technology Corp., Ltd., Class A	9,500	46,289
Yifeng Pharmacy Chain Co., Ltd., Class A	11,480	69,548
*Yintai Gold Co., Ltd., Class A	800	2,043
YongXing Special Materials Technology Co., Ltd., Class A	7,490	49,135
Yunda Holding Co., Ltd., Class A	20,900	22,620
Yunnan Copper Co., Ltd., Class A	17,100	33,149
Yunnan Tin Co., Ltd., Class A	11,300	25,691
Zangge Mining Co., Ltd., Class A	22,200	88,274
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	12,400	28,637
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	10,100	47,235
Zhejiang Supor Co., Ltd., Class A	4,600	37,356
Zhejiang Weixing New Building Materials Co., Ltd., Class A	12,700	30,748
Zijin Mining Group Co., Ltd., Class H	820,000	1,813,788

TOTAL CHINA		41,930,529

3

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
COLOMBIA — (0.1%)
Bancolombia SA	1,777	$15,432
Bancolombia SA, Sponsored ADR	1,262	41,293
#Ecopetrol SA, Sponsored ADR	7,676	89,119

TOTAL COLOMBIA		145,844

CZECHIA — (0.1%)
CEZ AS	4,736	174,997
ΩMoneta Money Bank AS	3,043	12,291
Philip Morris CR AS	70	47,569

TOTAL CZECHIA		234,857

GREECE — (0.5%)
Hellenic Telecommunications Organization SA	12,498	190,832
HELLENiQ ENERGY Holdings S.A.	416	3,749
Motor Oil Hellas Corinth Refineries SA	11,170	324,388
Mytilineos SA	5,354	218,687
OPAP SA	10,823	180,648

TOTAL GREECE		918,304

HUNGARY — (0.3%)
MOL Hungarian Oil & Gas PLC	11,084	91,265
OTP Bank Nyrt	7,727	384,701
Richter Gedeon Nyrt	1,747	44,636

TOTAL HUNGARY		520,602

INDIA — (18.4%)
*Adani Energy Solutions, Ltd.	387	4,941
*Adani Green Energy, Ltd.	7,105	153,078
*Aditya Birla Capital, Ltd.	9,503	26,355
*APL Apollo Tubes, Ltd.	9,426	175,926
*Apollo Hospitals Enterprise, Ltd.	7,518	535,862
Ashok Leyland, Ltd.	104,528	241,350
Asian Paints, Ltd.	29,012	999,992
*Astral, Ltd.	9,189	233,271
Axis Bank, Ltd.	41,376	578,169
Berger Paints India, Ltd.	18,168	110,735
Bharat Electronics, Ltd.	388,039	1,087,107
Bharat Forge, Ltd.	23,053	351,226
Bharti Airtel, Ltd.	142,101	2,252,021
*Britannia Industries, Ltd.	8,344	477,617
CG Power & Industrial Solutions, Ltd.	50,150	332,956
Colgate-Palmolive India, Ltd.	11,551	391,075
Divi’s Laboratories, Ltd.	2,856	137,001
*Dixon Technologies India, Ltd.	1,711	171,061
Dr. Reddy’s Laboratories, Ltd.	3,772	280,485
Dr. Reddy’s Laboratories, Ltd., Sponsored ADR	1,338	98,303
*Gujarat Fluorochemicals, Ltd.	1,415	61,455
Havells India, Ltd.	4,300	85,757
HCL Technologies, Ltd.	59,518	974,843
ΩHDFC Asset Management Co., Ltd.	8,278	386,402
*Hindalco Industries, Ltd.	113,763	878,622
Hindustan Aeronautics, Ltd.	17,576	829,831
Indian Railway Catering & Tourism Corp., Ltd.	18,089	225,201
*Indus Towers, Ltd.	91,854	390,595
Infosys, Ltd.	191,205	3,255,375
#Infosys, Ltd., Sponsored ADR	26,183	437,518
ITC, Ltd.	148,723	776,535
Jindal Steel & Power, Ltd.	51,961	578,952
*JSW Steel, Ltd.	71,895	760,171
KPIT Technologies, Ltd.	406	7,271
*ΩL&T Technology Services, Ltd.	2,553	141,980
ΩLTIMindtree, Ltd.	5,348	301,665

4

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Mahindra & Mahindra, Ltd.	31,390	$811,252
Marico, Ltd.	25,699	159,548
Mphasis, Ltd.	5,407	150,011
Nestle India, Ltd.	30,294	910,386
*Oracle Financial Services Software, Ltd.	1,555	141,616
*Persistent Systems, Ltd.	8,426	340,186
Petronet LNG, Ltd.	32,212	119,893
Pidilite Industries, Ltd.	7,818	285,692
Polycab India, Ltd.	3,232	219,500
Procter & Gamble Hygiene & Health Care, Ltd.	437	84,692
Schaeffler India, Ltd.	1,861	82,300
Solar Industries India, Ltd.	2,184	234,747
SRF, Ltd.	8,647	271,635
*Steel Authority of India, Ltd.	33,286	65,506
*Suzlon Energy, Ltd.	515,528	257,034
Tata Communications, Ltd.	9,645	199,966
Tata Consultancy Services, Ltd.	46,908	2,147,976
Tata Elxsi, Ltd.	1,113	94,069
*Tata Motors, Ltd.	204,884	2,474,974
Tata Steel, Ltd.	528,665	1,045,466
Tech Mahindra, Ltd.	21,632	327,580
Titan Co., Ltd.	24,284	1,044,646
Torrent Pharmaceuticals, Ltd.	9,622	304,743
Trent, Ltd.	5,942	314,056
Tube Investments of India, Ltd.	13,408	601,427
TVS Motor Co., Ltd.	23,229	573,513
United Spirits, Ltd.	20,980	295,956
Varun Beverages, Ltd.	42,786	758,660
Vedanta, Ltd.	102,296	487,779

TOTAL INDIA		33,535,513

INDONESIA — (1.9%)
Adaro Energy Indonesia TBK PT	1,435,600	239,267
*Adaro Minerals Indonesia TBK PT	993,800	82,206
Bank Central Asia TBK PT	2,107,400	1,270,143
Bank Mandiri Persero TBK PT	2,000,900	849,090
Bank Rakyat Indonesia Persero TBK PT	75,500	22,938
Charoen Pokphand Indonesia TBK PT	45,700	13,912
Indofood CBP Sukses Makmur TBK PT	7,600	5,083
Mayora Indah TBK PT	498,100	73,520
PT Tower Bersama Infrastructure TBK	424,300	51,537
Sarana Menara Nusantara TBK PT	2,346,700	116,180
Sumber Alfaria Trijaya TBK PT	1,768,600	318,696
Unilever Indonesia TBK PT	771,900	124,378
United Tractors TBK PT	172,900	263,975

TOTAL INDONESIA		3,430,925

KOREA, REPUBLIC OF — (13.9%)
BGF retail Co., Ltd.	625	59,285
*Celltrion Pharm, Inc.	86	5,980
Celltrion, Inc.	1,952	266,933
Cheil Worldwide, Inc.	5,557	76,072
CJ CheilJedang Corp.	562	137,034
CJ Corp.	789	72,900
CJ Logistics Corp.	526	46,659
Classys, Inc.	641	17,600
*CosmoAM&T Co., Ltd.	4	439
Coway Co., Ltd.	4,742	191,107
CS Wind Corp.	15	570

5

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
DB HiTek Co., Ltd.	2,166	$64,881
DB Insurance Co., Ltd.	3,523	248,019
Dongjin Semichem Co., Ltd.	2,738	85,977
Doosan Bobcat, Inc.	2,405	90,833
*Doosan Enerbility Co., Ltd.	31,152	378,665
*Ecopro BM Co., Ltd.	1,320	227,784
*Ecopro Co., Ltd.	5,910	454,122
F&F Co., Ltd.	1,018	48,540
Fila Holdings Corp.	913	27,084
GS Holdings Corp.	4,071	132,254
GS Retail Co., Ltd.	3,243	46,764
Hana Financial Group, Inc.	28,790	1,222,757
Hankook Tire & Technology Co., Ltd.	3,563	152,358
Hanmi Pharm Co., Ltd.	194	44,426
Hanmi Semiconductor Co., Ltd.	1,055	103,050
Hanon Systems	10,797	43,591
Hansol Chemical Co., Ltd.	672	94,229
Hanwha Aerospace Co., Ltd.	1,864	285,244
Hanwha Corp.	545	10,785
Hanwha Life Insurance Co., Ltd.	29,269	62,473
HD Hyundai Electric Co., Ltd.	1,268	226,609
Hotel Shilla Co., Ltd.	2,371	102,244
Hyosung Heavy Industries Corp.	211	47,785
Hyundai Autoever Corp.	400	44,570
Hyundai Glovis Co., Ltd.	1,775	233,738
Hyundai Motor Co.	5,889	1,069,488
Hyundai Rotem Co., Ltd.	356	9,608
Industrial Bank of Korea	23,832	240,544
IsuPetasys Co., Ltd.	2,824	81,833
JB Financial Group Co., Ltd.	10,316	99,346
JYP Entertainment Corp.	883	42,613
KB Financial Group, Inc.	1,032	56,450
KIWOOM Securities Co., Ltd.	1,258	120,512
Korea Aerospace Industries, Ltd.	1,592	59,667
Korean Air Lines Co., Ltd.	12,907	195,645
*Krafton, Inc.	1,182	204,825
KT&G Corp.	5,018	324,585
Kumho Petrochemical Co., Ltd.	157	15,699
LEENO Industrial, Inc.	400	72,643
LG Chem, Ltd.	1,589	462,754
*LG Display Co., Ltd.	3,548	27,057
LG Electronics, Inc.	11,564	777,292
LG H&H Co., Ltd.	147	44,671
LG Innotek Co., Ltd.	162	26,021
LG Uplus Corp.	16,784	119,617
LIG Nex1 Co., Ltd.	524	60,965
LS Corp.	79	7,894
LS Electric Co., Ltd.	998	127,521
Meritz Financial Group, Inc.	8,319	477,917
NH Investment & Securities Co., Ltd.	802	7,248
Orion Corp.	1,142	76,761
Pan Ocean Co., Ltd.	23,053	68,553
Posco DX Co., Ltd.	2,498	73,651
Posco International Corp.	2,994	100,298
S-1 Corp.	609	26,350
*ΩSamsung Biologics Co., Ltd.	449	253,722
*Samsung E&A Co., Ltd.	8,075	154,536
Samsung Electro-Mechanics Co., Ltd.	3,726	420,291

6

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Samsung Electronics Co., Ltd.	148,209	$8,310,685
Samsung Fire & Marine Insurance Co., Ltd.	2,665	597,750
Samsung SDI Co., Ltd.	1,616	507,448
Samsung SDS Co., Ltd.	2,643	306,161
SK Hynix, Inc.	27,996	3,528,618
SM Entertainment Co., Ltd.	776	44,524
S-Oil Corp.	1,655	87,055
Soulbrain Co., Ltd.	299	65,334
Woori Financial Group, Inc.	57,368	590,657
Woori Financial Group, Inc., ADR	918	28,641

TOTAL KOREA, REPUBLIC OF		25,326,811

KUWAIT — (0.7%)
Kuwait Finance House KSCP	439,847	1,028,214
Kuwait Telecommunications Co.	30,045	53,554
Mobile Telecommunications Co. KSCP	175,013	277,293

TOTAL KUWAIT		1,359,061

MALAYSIA — (1.5%)
Axiata Group BHD	228,800	135,674
Bursa Malaysia BHD	2,200	3,439
CELCOMDIGI BHD	157,600	137,044
Fraser & Neave Holdings BHD	12,100	80,117
*Greatech Technology BHD	26,200	24,704
*Hartalega Holdings BHD	183,500	107,658
Heineken Malaysia BHD	11,600	56,536
#Inari Amertron BHD	356,900	231,078
IOI Corp. BHD	35,800	30,530
KPJ Healthcare BHD	87,100	36,866
#Kuala Lumpur Kepong BHD	18,403	89,229
Malaysia Airports Holdings BHD	104,800	219,591
Maxis BHD	144,200	110,888
ΩMR DIY Group M BHD	101,700	33,243
My EG Services BHD	258,884	50,719
Nestle Malaysia BHD	4,700	125,268
#Petronas Chemicals Group BHD	18,200	25,855
Petronas Dagangan BHD	25,300	115,036
Press Metal Aluminium Holdings BHD	123,700	139,187
Public Bank BHD	184,700	159,448
QL Resources BHD	92,900	124,970
Scientex BHD	40,300	35,466
Sime Darby BHD	109,900	64,478
Sime Darby Plantation BHD	102,100	95,628
#TIME dotCom BHD	73,600	79,576
United Plantations BHD	15,800	83,428
ViTrox Corp. BHD	14,500	22,635
Westports Holdings BHD	43,800	35,884
Yinson Holdings BHD	64,240	32,978
#YTL Corp. BHD	371,600	241,375

TOTAL MALAYSIA		2,728,528

MEXICO — (2.2%)
America Movil SAB de CV, ADR	23,344	444,937
America Movil SAB de CV, Class B	933,540	893,625
Gruma SAB de CV, Class B	25,230	498,218
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,667	48,840
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	2,548	463,303
Grupo Bimbo SAB de CV, Class A	123,361	519,697
Grupo Comercial Chedraui SA de CV	6,200	46,056
Grupo Mexico SAB de CV, Class B	10,900	67,715

7

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
Kimberly-Clark de Mexico SAB de CV, Class A	153,861	$322,017
Wal-Mart de Mexico SAB de CV	190,939	716,308

TOTAL MEXICO		4,020,716

PHILIPPINES — (0.6%)
Bank of the Philippine Islands	1,067	2,355
BDO Unibank, Inc.	94,604	242,698
DMCI Holdings, Inc.	370,100	70,985
Globe Telecom, Inc.	3,497	107,389
International Container Terminal Services, Inc.	49,190	281,848
Jollibee Foods Corp.	35,360	144,088
PLDT, Inc.	4,165	96,611
PLDT, Inc., Sponsored ADR	2,864	68,020
San Miguel Corp.	20,750	37,715
Semirara Mining & Power Corp.	7,700	4,392

TOTAL PHILIPPINES		1,056,101

POLAND — (1.3%)
*Alior Bank SA	8,290	212,664
Asseco Poland SA	2,121	41,935
Bank Handlowy w Warszawie SA	2,653	73,434
*Bank Millennium SA	64,233	147,236
Budimex SA	1,117	189,788
*ΩDino Polska SA	4,059	391,124
Grupa Kety SA	407	84,844
ING Bank Slaski SA	2,512	197,419
Inter Cars SA	576	75,874
KGHM Polska Miedz SA	1,079	37,506
LPP SA	99	384,862
*mBank SA	858	145,421
ORLEN SA	17,879	293,572
#*Pepco Group NV	13,099	62,447
Powszechny Zaklad Ubezpieczen SA	10,375	131,485

TOTAL POLAND		2,469,611

QATAR — (0.7%)
Ooredoo QPSC	102,563	281,408
Qatar Gas Transport Co., Ltd.	30,869	33,904
Qatar National Bank QPSC	243,738	928,494

TOTAL QATAR		1,243,806

SAUDI ARABIA — (3.7%)
Al Rajhi Bank	9,157	195,074
Almarai Co. JSC	21,479	325,283
Arabian Internet & Communications Services Co.	2,468	228,994
Bupa Arabia for Cooperative Insurance Co.	7,196	462,773
*Co. for Cooperative Insurance (The)	5,889	233,952
Dr. Sulaiman Al Habib Medical Services Group Co., Class H	8,119	672,362
Etihad Etisalat Co.	53,180	737,311
Jarir Marketing Co.	46,448	167,681
Mouwasat Medical Services Co.	10,103	362,034
Nahdi Medical Co.	3,678	135,525
SABIC Agri-Nutrients Co.	29,182	900,996
*Saudi Arabian Mining Co.	2,648	35,725
ΩSaudi Arabian Oil Co.	125,694	1,008,742
*Saudi Research & Media Group	4,331	278,063
Saudi Telecom Co.	106,125	1,065,325

TOTAL SAUDI ARABIA		6,809,840

8

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (2.1%)
Anglo American Platinum, Ltd.	1,298	$45,602
Bid Corp., Ltd.	10,616	243,244
Bidvest Group, Ltd. (The)	22,123	289,216
Capitec Bank Holdings, Ltd.	2,298	284,005
Clicks Group, Ltd.	15,679	242,673
FirstRand, Ltd.	22,330	77,248
#Gold Fields, Ltd., Sponsored ADR	62,802	1,015,508
Harmony Gold Mining Co., Ltd.	29,681	259,863
#Harmony Gold Mining Co., Ltd., Sponsored ADR	12,829	109,945
Kumba Iron Ore, Ltd.	8,652	212,914
MTN Group, Ltd.	80,880	388,949
OUTsurance Group, Ltd.	5,904	12,717
Shoprite Holdings, Ltd.	38,968	520,831
Vodacom Group, Ltd.	32,798	157,498
Woolworths Holdings, Ltd.	15,087	48,179

TOTAL SOUTH AFRICA		3,908,392

TAIWAN — (18.8%)
Accton Technology Corp.	58,000	822,032
Advantech Co., Ltd.	12,000	140,040
Airtac International Group	2,000	71,249
ASE Technology Holding Co., Ltd.	487,000	2,213,500
Asia Vital Components Co., Ltd.	32,000	642,712
ASPEED Technology, Inc.	4,000	378,969
#Bora Pharmaceuticals Co., Ltd.	6,195	145,543
Chicony Electronics Co., Ltd.	20,000	124,378
#China Airlines, Ltd.	339,000	218,109
Chung-Hsin Electric & Machinery Manufacturing Corp.	74,000	418,156
*Compeq Manufacturing Co., Ltd.	153,000	362,742
Eclat Textile Co., Ltd.	5,000	79,080
Elite Material Co., Ltd.	25,000	316,320
eMemory Technology, Inc.	9,000	614,981
#Eva Airways Corp.	504,000	550,249
Far EasTone Telecommunications Co., Ltd.	274,000	679,909
Feng TAY Enterprise Co., Ltd.	27,800	138,308
Formosa Sumco Technology Corp.	5,000	27,102
Giant Manufacturing Co., Ltd.	1,036	6,952
#Gigabyte Technology Co., Ltd.	14,000	128,555
Global Unichip Corp.	9,000	378,662
Globalwafers Co., Ltd.	39,000	625,207
#*Gold Circuit Electronics, Ltd.	36,000	217,800
International Games System Co., Ltd.	18,000	552,792
Jentech Precision Industrial Co., Ltd.	2,000	60,009
Jinan Acetate Chemical Co., Ltd.	4,000	100,608
King Yuan Electronics Co., Ltd.	203,000	597,242
#Lotus Pharmaceutical Co., Ltd.	19,000	188,471
Makalot Industrial Co., Ltd.	16,000	192,617
MediaTek, Inc.	31,000	944,414
Micro-Star International Co., Ltd.	22,000	107,764
momo.com, Inc.	6,800	92,304
Nan Ya Printed Circuit Board Corp.	29,000	166,544
Nien Made Enterprise Co., Ltd.	11,000	128,708
#Novatek Microelectronics Corp.	110,000	2,087,710
Parade Technologies, Ltd.	3,000	69,007
Powertech Technology, Inc.	118,000	632,363
President Chain Store Corp.	54,000	454,395
Realtek Semiconductor Corp.	58,000	922,671
Sanyang Motor Co., Ltd.	10,000	25,920
Sino-American Silicon Products, Inc.	92,000	552,362
TA Chen Stainless Pipe	89,596	101,257

9

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Taiwan Mobile Co., Ltd.	184,000	$587,679
Taiwan Semiconductor Manufacturing Co., Ltd.	492,000	11,936,613
Tripod Technology Corp.	15,000	90,980
Unimicron Technology Corp.	206,000	1,151,403
Uni-President Enterprises Corp.	239,000	561,498
United Integrated Services Co., Ltd.	10,000	121,307
United Microelectronics Corp.	477,000	742,703
#United Microelectronics Corp., Sponsored ADR	25,690	197,813
#Vanguard International Semiconductor Corp.	128,000	338,063
Voltronic Power Technology Corp.	9,000	428,413
Winbond Electronics Corp.	1,889	1,508
Wiwynn Corp.	12,000	869,725

TOTAL TAIWAN		34,305,418

THAILAND — (1.4%)
Advanced Info Service PCL	37,600	200,378
Bangchak Corp. PCL	109,000	123,529
Bangchak Corp. PCL, Class F	63,400	71,851
Bangkok Chain Hospital PCL	119,700	64,921
Bangkok Dusit Medical Services PCL	32,000	25,040
Bumrungrad Hospital PCL	21,200	140,151
Bumrungrad Hospital PCL, Class F	21,300	140,812
Carabao Group PCL	28,900	53,417
Central Retail Corp. PCL, Class F	171,200	159,374
Central Retail Corp. PCL, Class R	5,000	4,655
Com7 PCL	81,800	40,393
Delta Electronics Thailand PCL	121,100	228,737
Delta Electronics Thailand PCL	17,500	33,055
Energy Absolute PCL	17,300	14,354
Energy Absolute PCL	80,900	67,126
Home Product Center PCL	85,000	23,853
*Jasmine Technology Solution PCL	8,400	11,446
Krungthai Card PCL	70,600	81,916
Mega Lifesciences PCL	14,200	15,710
Minor International PCL	152,200	135,526
Minor International PCL, Class F	191,509	170,529
Plan B Media PCL	90,100	20,300
Plan B Media PCL, Class F	186,900	42,111
*PSG Corp. PCL	307,400	5,142
*PSG Corp. PCL, Class F	409,500	6,851
PTT Exploration & Production PCL	54,100	228,458
PTT Exploration & Production PCL, Class F	31,800	134,288
PTT PCL	63,700	58,011
Siam Global House PCL	16,574	7,245
SISB PCL, Class R	3,600	3,764
Thai Oil PCL	12,300	18,088
TOA Paint Thailand PCL	2,200	1,499
*True Corp. PCL, Class R	682,626	141,830

TOTAL THAILAND		2,474,360

TURKEY — (0.9%)
Akbank TAS	35,493	65,173
BIM Birlesik Magazalar AS	20,299	242,636
Coca-Cola Icecek AS	3,873	86,727
Dogus Otomotiv Servis ve Ticaret AS	5,802	50,849
Ford Otomotiv Sanayi AS	2,967	102,088
*Gubre Fabrikalari TAS	2,389	11,371
Is Yatirim Menkul Degerler AS	48,780	56,318
KOC Holding AS	20,809	145,319

10

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
*Konya Cimento Sanayii AS	6	$2,120
Migros Ticaret AS	2,790	38,089
Otokar Otomotiv Ve Savunma Sanayi A.S.	100	1,617
*Pegasus Hava Tasimaciligi AS	623	19,897
Politeknik Metal Sanayi ve Ticaret AS	6	3,428
*Sasa Polyester Sanayi AS	2	3
Tofas Turk Otomobil Fabrikasi AS	11,850	100,743
*Turk Telekomunikasyon AS	38,861	48,467
Turk Traktor ve Ziraat Makineleri AS	1,775	50,396
Turkcell Iletisim Hizmetleri AS	58,098	144,992
Turkiye Petrol Rafinerileri AS	54,427	329,152
Turkiye Sigorta AS	10,547	21,582
Yapi ve Kredi Bankasi AS	162,214	161,730

TOTAL TURKEY		1,682,697

UNITED ARAB EMIRATES — (1.1%)
Abu Dhabi Islamic Bank PJSC	52,159	158,484
Abu Dhabi National Oil Co. for Distribution PJSC	170,001	161,535
ADNOC Drilling Co. PJSC	164,642	173,029
Emirates NBD Bank PJSC	164,271	760,327
»Emirates Telecommunications Group Co. PJSC	156,648	725,045

TOTAL UNITED ARAB EMIRATES		1,978,420

TOTAL COMMON STOCKS		177,082,714

PREFERRED STOCKS — (1.7%)
BRAZIL — (1.6%)
Petroleo Brasileiro SA	342,018	2,772,780
Raizen SA	119,027	70,271

TOTAL BRAZIL		2,843,051

CHILE — (0.1%)
Embotelladora Andina SA, Preference B	40,551	115,151
Sociedad Quimica y Minera de Chile SA, Class B	1,061	48,661

TOTAL CHILE		163,812

COLOMBIA — (0.0%)
Bancolombia SA, Preference	6,474	53,396

TOTAL COLOMBIA		53,396

TOTAL PREFERRED STOCKS		3,060,259

TOTAL INVESTMENT SECURITIES — (98.8%) (Cost $149,580,879)		180,142,973

SECURITIES LENDING COLLATERAL — (1.2%)
@§The DFA Short Term Investment Fund	191,158	2,211,320

TOTAL INVESTMENTS — (100.0%) (Cost $151,792,199)		$182,354,293

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

11

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$6,335,343	$—	$—	$6,335,343
Chile	667,036	—	—	667,036
China	41,930,529	—	—	41,930,529
Colombia	145,844	—	—	145,844
Czechia	234,857	—	—	234,857
Greece	918,304	—	—	918,304
Hungary	520,602	—	—	520,602
India	33,535,513	—	—	33,535,513
Indonesia	3,430,925	—	—	3,430,925
Korea, Republic of	25,326,811	—	—	25,326,811
Kuwait	1,359,061	—	—	1,359,061
Malaysia	2,728,528	—	—	2,728,528
Mexico	4,020,716	—	—	4,020,716
Philippines	1,056,101	—	—	1,056,101
Poland	2,469,611	—	—	2,469,611
Qatar	1,243,806	—	—	1,243,806
Saudi Arabia	6,809,840	—	—	6,809,840
South Africa	3,908,392	—	—	3,908,392
Taiwan	34,305,418	—	—	34,305,418
Thailand	1,494,007	980,353	—	2,474,360
Turkey	1,682,697	—	—	1,682,697
United Arab Emirates	1,253,376	725,044	—	1,978,420
Preferred Stocks
Brazil	2,843,051	—	—	2,843,051
Chile	163,812	—	—	163,812
Colombia	53,396	—	—	53,396
Securities Lending Collateral	—	2,211,320	—	2,211,320

Total Investments	$178,437,576	$3,916,717	$—	$182,354,293

12

DIMENSIONAL EMERGING MARKETS VALUE ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.7%)
BRAZIL — (2.9%)
Allied Tecnologia SA	2,600	$3,762
*Anima Holding SA	65,216	42,529
Atacadao SA	96,890	208,806
Banco Bradesco SA	146,401	349,118
Banco do Brasil SA	307,000	1,624,113
Banco Santander Brasil SA	25,867	144,230
Banco Santander Brasil SA, Sponsored ADR	2,200	12,232
Bemobi Mobile Tech SA	13,700	30,846
Blau Farmaceutica SA	3,900	7,577
BrasilAgro - Co. Brasileira de Propriedades Agricolas	10,100	50,002
BrasilAgro - Co. Brasileira de Propriedades Agricolas, ADR	384	1,924
*BRF SA	156,429	509,448
Brisanet Participacoes SA	15,500	12,261
*C&A MODAS SA	25,200	53,579
Camil Alimentos SA	27,200	44,029
*Cia Brasileira de Aluminio	58,184	58,037
Cia Siderurgica Nacional SA	93,301	250,574
Cielo SA	314,200	337,654
CM Hospitalar SA	25,400	24,699
*Cogna Educacao SA	467,630	195,782
Cosan SA, ADR	2,000	22,180
Cruzeiro do Sul Educacional SA	31,200	24,199
Cyrela Brazil Realty SA Empreendimentos e Participacoes	124,500	487,613
ΩDesktop SA	9,700	24,329
Dexco SA	91,622	127,805
*Diagnosticos da America SA	27,459	24,899
Dimed SA Distribuidora da Medicamentos	3,323	7,200
*Embraer SA	36,519	234,977
*Embraer SA, Sponsored ADR	33,624	859,093
Empreendimentos Pague Menos S/A	51,050	24,919
*Enauta Participacoes SA	29,238	154,113
Eternit SA	12,400	16,890
Even Construtora e Incorporadora S/A	19,988	27,380
Gerdau SA, Sponsored ADR	43,509	151,410
*GRUPO DE MODA SOMA SA	120,372	140,969
Grupo SBF SA	25,000	53,636
*Guararapes Confeccoes SA	23,000	32,615
*ΩHapvida Participacoes e Investimentos S/A	537,499	382,661
*Hidrovias do Brasil SA	34,785	29,462
*International Meal Co. Alimentacao SA	33,328	10,224
Iochpe Maxion SA	28,923	68,637
*IRB-Brasil Resseguros SA	13,319	109,161
Jalles Machado SA	23,103	31,469
JBS SA	124,625	563,603
JHSF Participacoes SA	75,700	62,802
Lavvi Empreendimentos Imobiliarios SA	25,200	42,348
Lojas Quero-Quero SA	16,049	12,881
ΩLWSA SA	93,413	82,904
M Dias Branco SA	4,700	30,776
Marcopolo SA	840	861
Melnick Even Desenvolvimento Imobiliario SA	16,800	13,938
*Moura Dubeux Engenharia S/A	13,400	29,964
*Movida Participacoes SA	33,100	45,086

1

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
*MPM Corporeos SA	11,100	$1,992
Natura & Co. Holding SA	134,754	431,319
Pet Center Comercio e Participacoes SA	60,200	54,705
Petroleo Brasileiro SA	796,537	6,801,861
Petroleo Brasileiro SA, Sponsored ADR	10,589	170,695
Petroreconcavo S/A	17,800	74,832
Positivo Tecnologia SA	14,800	26,270
Romi SA	8,864	17,359
Sao Carlos Empreendimentos e Participacoes SA	3,200	17,126
Sao Martinho S/A	1,200	6,619
*ΩSer Educacional SA	13,100	13,951
SIMPAR SA	16,800	18,735
TIM SA	104,278	354,293
Trisul SA	16,031	14,135
Tupy SA	15,000	75,331
Unifique Telecomunicacoes S/A	17,173	12,657
Usinas Siderurgicas de Minas Gerais S/A Usiminas	16,700	24,101
Vale SA, Sponsored ADR	100,001	1,217,012
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,300	62,317
Vibra Energia SA	23,150	104,783
YDUQS Participacoes SA	42,900	120,760
*Zamp SA	43,680	32,530

TOTAL BRAZIL		17,545,589

CHILE — (0.4%)
Banco de Credito e Inversiones SA	845	24,747
Besalco SA	21,639	12,369
Camanchaca SA	183,718	7,759
*CAP SA	17,523	125,810
Cencosud SA	262,242	451,223
Cia Sud Americana de Vapores SA	1,961,374	153,652
Clinica Las Condes SA	524	8,741
Empresa Nacional de Telecomunicaciones SA	30,611	105,655
Empresas CMPC SA	212,715	421,826
Empresas Copec SA	43,035	308,370
Enel Americas SA	3,805,646	358,234
*Falabella SA	100,471	270,067
Grupo Security SA	201,819	57,772
Inversiones Aguas Metropolitanas SA	61,319	47,588
Ripley Corp. SA	121,385	27,198
Salfacorp SA	138,618	79,029
Sigdo Koppers SA	6,456	7,977
SMU SA	292,552	54,465
Sociedad Matriz SAAM SA	402,326	43,851
SONDA SA	97,570	43,427

TOTAL CHILE		2,609,760

CHINA — (23.2%)
*360 Security Technology, Inc., Class A	39,500	46,455
Ω3SBio, Inc.	431,000	346,070
*5I5J Holding Group Co., Ltd., Class A	78,400	21,403
AAC Technologies Holdings, Inc.	210,500	672,851
Accelink Technologies Co., Ltd., Class A	4,400	22,828
ADAMA, Ltd., Class A	24,100	20,967
Aerospace Hi-Tech Holdings Group, Ltd., Class A	19,100	21,805
Agricultural Bank of China, Ltd., Class H	6,333,000	2,842,125
Aisino Corp., Class A	30,300	35,551
Alibaba Group Holding, Ltd., Class SW	1,199,300	11,400,802
*Alibaba Pictures Group, Ltd.	370,000	22,234

2

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#ΩA-Living Smart City Services Co., Ltd.	149,750	$57,440
Allmed Medical Products Co., Ltd., Class A	7,100	8,056
Aluminum Corp. of China, Ltd., Class H	674,000	450,701
Anhui Conch Cement Co., Ltd., Class H	161,000	375,884
Anhui Construction Engineering Group Co., Ltd., Class A	42,000	28,085
Anhui Guangxin Agrochemical Co., Ltd., Class A	15,392	31,408
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	30,800	54,228
Anhui Honglu Steel Construction Group Co., Ltd., Class A	10,200	26,790
Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	10,100	7,283
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	67,500	44,113
Anhui Jinhe Industrial Co., Ltd., Class A	12,800	43,432
*Anhui Tatfook Technology Co., Ltd., Class A	10,800	12,195
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	8,040	12,027
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	31,300	32,927
Anhui Zhongding Sealing Parts Co., Ltd., Class A	22,700	41,156
*Anton Oilfield Services Group	496,000	27,269
*Aotecar New Energy Technology Co., Ltd., Class A	95,200	37,014
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	14,200	34,849
ΩAsiaInfo Technologies, Ltd.	48,400	43,689
Asymchem Laboratories Tianjin Co., Ltd., Class A	600	6,837
Avary Holding Shenzhen Co., Ltd., Class A	20,100	66,899
AviChina Industry & Technology Co., Ltd., Class H	506,000	218,672
ΩBAIC Motor Corp., Ltd., Class H	358,000	102,532
*Baidu, Inc., Class SW	330,850	4,428,987
*Baidu, Inc., Sponsored ADR	1,036	107,122
Bank of Beijing Co., Ltd., Class A	224,500	172,717
Bank of Changsha Co., Ltd., Class A	74,400	83,704
Bank of Chengdu Co., Ltd., Class A	75,100	153,245
Bank of China, Ltd., Class H	17,310,000	7,812,650
Bank of Chongqing Co., Ltd., Class H	131,000	79,559
Bank of Communications Co., Ltd., Class H	1,883,000	1,362,678
Bank of Guiyang Co., Ltd., Class A	70,200	54,589
Bank of Hangzhou Co., Ltd., Class A	104,592	186,026
Bank of Jiangsu Co., Ltd., Class A	335,600	373,868
Bank of Nanjing Co., Ltd., Class A	167,400	215,108
Bank of Ningbo Co., Ltd., Class A	111,800	353,453
ΩBank of Qingdao Co., Ltd., Class H	136,000	39,298
Bank of Shanghai Co., Ltd., Class A	211,400	212,771
Bank of Suzhou Co., Ltd., Class A	75,730	78,832
Baoshan Iron & Steel Co., Ltd., Class A	373,100	357,516
*Baosheng Science and Technology Innovation Co., Ltd., Class A	22,600	13,181
BBMG Corp., Class H	378,000	31,415
Befar Group Co., Ltd., Class A	31,400	17,360
Beibuwan Port Co., Ltd., Class A	24,496	27,289
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	133,700	53,458
Beijing Easpring Material Technology Co., Ltd., Class A	7,000	42,668
Beijing Energy International Holding Co., Ltd.	822,000	15,134
Beijing Enlight Media Co., Ltd., Class A	20,400	26,326
Beijing Enterprises Holdings, Ltd.	97,500	312,900
Beijing Enterprises Water Group, Ltd.	930,000	235,437
Beijing GeoEnviron Engineering & Technology, Inc., Class A	15,400	13,971
*Beijing Jetsen Technology Co., Ltd., Class A	53,900	38,198
*Beijing Jingyuntong Technology Co., Ltd., Class A	50,000	24,059
Beijing New Building Materials PLC, Class A	18,800	84,890
Beijing Originwater Technology Co., Ltd., Class A	41,464	28,013
Beijing Science Sun Pharmaceutical Co., Ltd., Class A	7,100	7,489
*Beijing Shougang Co., Ltd., Class A	87,200	38,352
*Beijing Sinnet Technology Co., Ltd., Class A	24,200	31,297

3

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Beijing SL Pharmaceutical Co., Ltd., Class A	4,600	$5,467
Beijing SPC Environment Protection Tech Co., Ltd., Class A	29,400	18,484
Beijing Ultrapower Software Co., Ltd., Class A	64,900	86,707
Beijing Yanjing Brewery Co., Ltd., Class A	35,100	47,862
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	444,000	311,592
BGI Genomics Co., Ltd., Class A	5,500	31,189
Black Peony Group Co., Ltd., Class A	29,000	18,672
*Bluefocus Intelligent Communications Group Co., Ltd., Class A	10,900	9,769
Bluestar Adisseo Co., Class A	14,500	19,952
ΩBOC Aviation, Ltd.	49,800	397,957
BOE Technology Group Co., Ltd., Class A	648,600	389,896
*Bohai Leasing Co., Ltd., Class A	111,400	38,245
Bright Dairy & Food Co., Ltd., Class A	26,900	33,491
*BTG Hotels Group Co., Ltd., Class A	21,000	44,415
BYD Electronic International Co., Ltd.	78,500	266,979
*C&D International Investment Group, Ltd.	130,214	260,055
Caitong Securities Co., Ltd., Class A	56,500	59,749
Camel Group Co., Ltd., Class A	25,600	29,084
Cangzhou Mingzhu Plastic Co., Ltd., Class A	30,600	15,737
Canmax Technologies Co., Ltd., Class A	17,730	51,824
Canny Elevator Co., Ltd., Class A	10,700	10,297
*CCCC Design & Consulting Group Co., Ltd., Class A	16,900	25,212
CECEP Solar Energy Co., Ltd., Class A	66,300	47,168
CECEP Wind-Power Corp., Class A	131,960	57,129
CGN New Energy Holdings Co., Ltd.	290,000	86,764
CGN Nuclear Technology Development Co., Ltd., Class A	12,000	10,721
Changchun Faway Automobile Components Co., Ltd., Class A	20,500	25,014
Changjiang Securities Co., Ltd., Class A	62,300	48,703
Chaowei Power Holdings, Ltd.	43,000	7,697
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	10,700	21,140
Chengdu Hongqi Chain Co., Ltd., Class A	17,600	13,104
Chengdu Wintrue Holding Co., Ltd., Class A	26,000	29,072
*Chengtun Mining Group Co., Ltd., Class A	62,400	42,243
Chenguang Biotech Group Co., Ltd., Class A	17,000	22,150
Chengxin Lithium Group Co., Ltd., Class A	16,900	41,825
Chengzhi Co., Ltd., Class A	36,500	38,951
*ΩChina Bohai Bank Co., Ltd., Class H	499,500	65,781
China CAMC Engineering Co., Ltd., Class A	21,300	22,583
China CITIC Bank Corp., Ltd., Class H	1,897,000	1,115,711
China Coal Energy Co., Ltd., Class H	564,000	569,682
China Communications Services Corp., Ltd., Class H	548,000	262,747
#*China Conch Environment Protection Holdings, Ltd.	255,500	24,501
China Conch Venture Holdings, Ltd.	413,500	303,469
China Construction Bank Corp., Class H	21,450,000	13,986,984
China CSSC Holdings, Ltd., Class A	20,600	103,668
*China CYTS Tours Holding Co., Ltd., Class A	14,900	22,331
China Design Group Co., Ltd., Class A	19,500	26,348
#*»China Dili Group	18,000	285
#ΩChina East Education Holdings, Ltd.	135,500	41,060
*China Education Group Holdings, Ltd.	226,051	129,193
China Energy Engineering Corp., Ltd., Class H	280,000	28,282
China Everbright Bank Co., Ltd., Class H	600,000	182,581
China Foods, Ltd.	144,000	55,235
China Galaxy Securities Co., Ltd., Class H	129,500	70,701
China Gas Holdings, Ltd.	497,400	468,069
China Glass Holdings, Ltd.	4,000	419
#*China Gold International Resources Corp., Ltd.	59,600	349,391
China Great Wall Securities Co., Ltd., Class A	42,800	45,202

4

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Green Electricity Investment of Tianjin Co., Ltd., Class A	17,500	$22,463
China Hongqiao Group, Ltd.	357,500	498,229
China International Marine Containers Group Co., Ltd., Class H	248,650	211,098
China Isotope & Radiation Corp.	7,800	10,571
China Jushi Co., Ltd., Class A	51,372	84,499
China Kepei Education Group, Ltd.	84,000	16,003
China Lesso Group Holdings, Ltd.	204,000	86,074
China Lilang, Ltd.	71,000	43,574
China Medical System Holdings, Ltd.	133,000	119,205
China Meheco Co., Ltd., Class A	31,420	48,172
China Meidong Auto Holdings, Ltd.	78,000	25,431
China Merchants Bank Co., Ltd., Class H	382,500	1,679,905
China Merchants Energy Shipping Co., Ltd., Class A	148,100	174,176
China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A	30,900	47,204
*China Merchants Port Holdings Co., Ltd.	89,616	118,706
China Merchants Property Operation & Service Co., Ltd., Class A	21,300	31,364
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	91,200	106,503
China Minsheng Banking Corp., Ltd., Class H	807,000	296,130
China National Accord Medicines Corp., Ltd., Class A	8,430	40,831
China National Building Material Co., Ltd., Class H	912,000	355,649
China National Chemical Engineering Co., Ltd., Class A	78,000	74,204
China National Medicines Corp., Ltd., Class A	11,600	55,577
China National Nuclear Power Co., Ltd., Class A	272,600	347,283
ΩChina New Higher Education Group, Ltd.	173,000	51,980
China Nonferrous Mining Corp., Ltd.	96,000	87,761
*China Oil & Gas Group, Ltd.	180,000	4,833
China Overseas Grand Oceans Group, Ltd.	372,894	80,575
China Overseas Land & Investment, Ltd.	429,500	800,658
China Pacific Insurance Group Co., Ltd., Class H	416,400	919,986
China Petroleum & Chemical Corp., Class H	5,924,000	3,575,063
China Railway Group, Ltd., Class H	553,000	274,336
China Railway Hi-tech Industry Co., Ltd., Class A	43,300	46,745
ΩChina Railway Signal & Communication Corp., Ltd., Class H	324,000	126,349
China Railway Tielong Container Logistics Co., Ltd., Class A	26,800	22,503
China Resources Building Materials Technology Holdings, Ltd.	462,000	78,563
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	12,700	38,120
China Resources Gas Group, Ltd.	64,000	202,526
China Resources Land, Ltd.	486,500	1,769,668
*China Resources Medical Holdings Co., Ltd.	181,500	96,073
ΩChina Resources Pharmaceutical Group, Ltd.	369,000	239,672
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	5,500	45,476
#China Risun Group, Ltd.	290,000	116,798
ΩChina Shengmu Organic Milk, Ltd.	17,000	420
China Shenhua Energy Co., Ltd., Class H	498,500	2,084,201
China State Construction Engineering Corp., Ltd., Class A	700,600	517,750
China State Construction International Holdings, Ltd.	410,000	434,051
*China Sunshine Paper Holdings Co., Ltd.	144,000	34,614
China Taiping Insurance Holdings Co., Ltd.	103,800	95,556
*China Tianying, Inc., Class A	44,400	28,649
ΩChina Tower Corp., Ltd., Class H	10,464,000	1,230,870
China Traditional Chinese Medicine Holdings Co., Ltd.	564,000	307,917
*China TransInfo Technology Co., Ltd., Class A	27,100	36,654
China Tungsten And Hightech Materials Co., Ltd., Class A	16,500	24,569
#China Vanke Co., Ltd., Class H	421,000	249,224
China West Construction Group Co., Ltd., Class A	43,900	35,893
*China XLX Fertiliser, Ltd.	124,000	56,759
China Yongda Automobiles Services Holdings, Ltd.	216,000	58,825
ΩChina Youran Dairy Group, Ltd.	140,000	21,480

5

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*ΩChina Yuhua Education Corp., Ltd.	236,000	$20,519
China Zheshang Bank Co., Ltd., Class H	454,400	131,303
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	10,500	11,900
Chinasoft International, Ltd.	562,000	341,316
Chongqing Department Store Co., Ltd., Class A	9,400	33,787
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	6,792	12,792
Chongqing Rural Commercial Bank Co., Ltd., Class H	525,000	225,541
Chongqing Sanfeng Environment Group Corp., Ltd., Class A	28,000	31,502
Chongqing Zongshen Power Machinery Co., Ltd., Class A	11,100	17,952
Chow Tai Seng Jewellery Co., Ltd., Class A	19,100	42,056
Cisen Pharmaceutical Co., Ltd., Class A	16,000	35,362
CITIC, Ltd.	649,000	619,858
City Development Environment Co., Ltd., Class A	14,300	24,271
CMOC Group, Ltd., Class H	12,000	11,384
CMST Development Co., Ltd., Class A	35,500	25,354
CNGR Advanced Material Co., Ltd., Class A	1,300	9,401
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	71,560	45,484
CNOOC Energy Technology & Services, Ltd., Class A	138,200	77,551
CNSIG Inner Mongolia Chemical Industry Co., Ltd., Class A	18,340	19,698
COFCO Biotechnology Co., Ltd., Class A	35,300	30,662
*COFCO Joycome Foods, Ltd.	650,000	147,931
COFCO Sugar Holding Co., Ltd., Class A	32,800	45,494
#Comba Telecom Systems Holdings, Ltd.	414,000	31,760
Concord New Energy Group, Ltd.	1,400,000	109,190
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	50,000	58,878
CPMC Holdings, Ltd.	139,000	119,074
*CPT Technology Group Co., Ltd., Class A	4,200	1,419
CQ Pharmaceutical Holding Co., Ltd., Class A	23,600	17,733
CRRC Corp., Ltd., Class H	557,000	309,080
CSG Holding Co., Ltd., Class A	37,400	28,928
CSPC Innovation Pharmaceutical Co., Ltd., Class A	3,888	18,371
CTS International Logistics Corp., Ltd., Class A	26,900	24,664
Daan Gene Co., Ltd., Class A	24,500	23,612
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	94,700	62,672
Daqin Railway Co., Ltd., Class A	146,000	139,298
Dashang Co., Ltd., Class A	4,199	11,822
DBG Technology Co., Ltd., Class A	22,800	71,138
DHC Software Co., Ltd., Class A	51,400	38,765
Dian Diagnostics Group Co., Ltd., Class A	16,500	32,077
Digital China Group Co., Ltd., Class A	10,000	42,521
Dong-E-E-Jiao Co., Ltd., Class A	2,100	19,897
Dongfang Electronics Co., Ltd., Class A	500	725
Dongguan Development Holdings Co., Ltd., Class A	28,300	39,448
Dongxing Securities Co., Ltd., Class A	40,500	49,250
Dongyue Group, Ltd.	292,000	258,728
Dynagreen Environmental Protection Group Co., Ltd., Class H	73,000	26,601
E-Commodities Holdings, Ltd.	232,000	48,054
*Edvantage Group Holdings, Ltd.	69,309	21,888
»Elion Energy Co., Ltd., Class A	56,700	16,026
Era Co., Ltd., Class A	3,800	2,421
Essex Bio-technology, Ltd.	22,000	6,470
EVA Precision Industrial Holdings, Ltd.	256,000	25,858
Ever Sunshine Services Group, Ltd.	14,000	2,971
*Fangda Carbon New Material Co., Ltd., Class A	38,800	27,122
*Fangda Special Steel Technology Co., Ltd., Class A	36,100	20,706
*FAW Jiefang Group Co., Ltd., Class A	15,700	19,438
FAWER Automotive Parts Co., Ltd., Class A	45,500	35,883
Fiberhome Telecommunication Technologies Co., Ltd., Class A	15,600	38,027

6

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*FIH Mobile, Ltd.	354,000	$39,830
Foshan Nationstar Optoelectronics Co., Ltd., Class A	14,200	14,194
Fosun International, Ltd.	408,000	242,571
Founder Securities Co., Ltd., Class A	11,700	14,502
Foxconn Industrial Internet Co., Ltd., Class A	105,800	357,386
Fufeng Group, Ltd.	324,000	237,370
Fujian Funeng Co., Ltd., Class A	54,680	75,315
Fujian Star-net Communication Co., Ltd., Class A	7,700	16,243
ΩGanfeng Lithium Group Co., Ltd., Class H	2,400	7,119
Gansu Energy Chemical Co., Ltd., Class A	106,400	51,638
Gansu Shangfeng Cement Co., Ltd., Class A	21,960	21,073
GCL Energy Technology Co., Ltd., Class A	30,800	40,257
*GDS Holdings, Ltd., Class A	207,800	214,145
Geely Automobile Holdings, Ltd.	1,228,000	1,496,297
GEM Co., Ltd., Class A	42,500	40,783
Gemdale Corp., Class A	60,400	33,144
Giant Network Group Co., Ltd., Class A	13,500	21,945
GoerTek, Inc., Class A	2,400	5,228
GoldenHome Living Co., Ltd., Class A	6,100	18,360
Goldenmax International Group, Ltd., Class A	15,800	15,075
Goldwind Science & Technology Co., Ltd., Class H	144,000	57,996
*Gotion High-tech Co., Ltd., Class A	17,400	45,006
Grand Pharmaceutical Group, Ltd.	210,500	116,807
*Grandjoy Holdings Group Co., Ltd., Class A	57,400	20,893
*Greatview Aseptic Packaging Co., Ltd.	205,000	55,567
Gree Electric Appliances, Inc. of Zhuhai, Class A	38,308	222,466
Greentown China Holdings, Ltd.	259,000	228,825
#Greentown Service Group Co., Ltd.	290,000	133,113
GRG Banking Equipment Co., Ltd., Class A	33,900	55,714
Guangdong Advertising Group Co., Ltd., Class A	16,300	11,911
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,500	26,745
Guangdong Dongpeng Holdings Co., Ltd., Class A	22,600	21,251
Guangdong Dowstone Technology Co., Ltd., Class A	8,600	12,960
Guangdong Hybribio Biotech Co., Ltd., Class A	11,550	9,969
Guangdong Provincial Expressway Development Co., Ltd., Class A	19,000	26,877
Guangdong Sirio Pharma Co., Ltd., Class A	2,700	14,529
Guangdong South New Media Co., Ltd., Class A	5,100	26,544
Guangdong Topstar Technology Co., Ltd., Class A	200	375
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	9,700	22,227
Guangdong Zhongnan Iron & Steel Co., Ltd., Class A	21,300	6,431
Guanghui Energy Co., Ltd., Class A	91,600	93,331
*Guangshen Railway Co., Ltd., Class H	344,000	93,684
Guangxi Liugong Machinery Co., Ltd., Class A	39,100	56,820
Guangxi LiuYao Group Co., Ltd., Class A	10,800	33,935
Guangxi Wuzhou Communications Co., Ltd., Class A	660	405
Guangzhou Automobile Group Co., Ltd., Class H	392,000	162,891
*Guangzhou Baiyun International Airport Co., Ltd., Class A	33,300	47,519
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	400	1,321
Guangzhou Haige Communications Group, Inc. Co., Class A	18,900	28,404
Guangzhou KDT Machinery Co., Ltd., Class A	6,100	18,225
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	800	3,698
Guangzhou Zhujiang Brewery Co., Ltd., Class A	13,800	16,040
Guizhou Panjiang Refined Coal Co., Ltd., Class A	33,200	26,687
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	37,900	20,693
Guizhou Zhenhua E-chem, Inc., Class A	8,018	14,316
Guomai Technologies, Inc., Class A	400	385
Guosen Securities Co., Ltd., Class A	71,500	88,624
*Guosheng Financial Holding, Inc., Class A	8,400	13,828

7

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
ΩGuotai Junan Securities Co., Ltd., Class H	40,600	$43,345
Guoyuan Securities Co., Ltd., Class A	45,100	42,408
Hailir Pesticides and Chemicals Group Co., Ltd., Class A	7,000	14,207
*Hainan Meilan International Airport Co., Ltd.	49,000	47,927
Haitong Securities Co., Ltd., Class H	331,600	159,415
Hand Enterprise Solutions Co., Ltd., Class A	12,800	11,701
Hang Zhou Great Star Industrial Co., Ltd., Class A	14,200	49,650
Hangcha Group Co., Ltd., Class A	9,000	37,177
Hangxiao Steel Structure Co., Ltd., Class A	43,900	17,069
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	41,200	38,116
Han’s Laser Technology Industry Group Co., Ltd., Class A	20,600	59,900
Harbin Electric Co., Ltd., Class H	108,000	35,212
*Harbin Pharmaceutical Group Co., Ltd., Class A	47,100	20,131
HBIS Resources Co., Ltd., Class A	13,300	33,374
Health & Happiness H&H International Holdings, Ltd.	48,000	62,722
Hefei Urban Construction Development Co., Ltd., Class A	23,300	16,062
Henan Liliang Diamond Co., Ltd., Class A	5,400	25,217
Henan Lingrui Pharmaceutical Co., Class A	700	2,456
Henan Mingtai Al Industrial Co., Ltd., Class A	27,100	45,883
Henan Pinggao Electric Co., Ltd., Class A	25,500	52,069
Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A	13,900	41,606
Henan Thinker Automatic Equipment Co., Ltd., Class A	4,900	14,755
*Henan Yicheng New Energy Co., Ltd., Class A	34,800	19,624
Henan Yuguang Gold & Lead Co., Ltd., Class A	29,900	27,208
*Hengli Petrochemical Co., Ltd., Class A	85,400	182,505
Hengtong Optic-electric Co., Ltd., Class A	34,100	66,574
*Hengyi Petrochemical Co., Ltd., Class A	44,700	46,161
Hesteel Co., Ltd., Class A	191,300	57,762
Hisense Home Appliances Group Co., Ltd., Class H	33,000	139,448
*Hongli Zhihui Group Co., Ltd., Class A	13,200	11,302
*Hopson Development Holdings, Ltd.	245,844	117,560
Hoyuan Green Energy Co., Ltd., Class A	14,400	43,619
#*ΩHua Hong Semiconductor, Ltd.	116,000	231,371
Huaan Securities Co., Ltd., Class A	61,500	41,040
Huafon Chemical Co., Ltd., Class A	90,100	101,119
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	53,200	29,486
*Huafu Fashion Co., Ltd., Class A	32,300	21,243
Huagong Tech Co., Ltd., Class A	4,300	19,944
Huaibei Mining Holdings Co., Ltd., Class A	50,900	135,023
Huapont Life Sciences Co., Ltd., Class A	43,500	27,829
ΩHuatai Securities Co., Ltd., Class H	115,600	137,457
Huaxi Securities Co., Ltd., Class A	34,300	34,995
Huaxia Bank Co., Ltd., Class A	210,400	194,650
Huaxin Cement Co., Ltd., Class A	500	958
Huaxin Cement Co., Ltd., Class H	56,700	50,602
Huayu Automotive Systems Co., Ltd., Class A	43,500	98,840
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	9,642	54,691
Hubei Xingfa Chemicals Group Co., Ltd., Class A	22,900	67,946
Humanwell Healthcare Group Co., Ltd., Class A	17,900	49,976
Hunan Er-Kang Pharmaceutical Co., Ltd., Class A	30,900	10,949
Hunan Valin Steel Co., Ltd., Class A	117,600	84,638
*Hytera Communications Corp., Ltd., Class A	35,100	20,567
*HyUnion Holding Co., Ltd., Class A	20,000	15,718
IEIT Systems Co., Ltd., Class A	4,800	27,074
IKD Co., Ltd., Class A	300	797
ΩIMAX China Holding, Inc.	13,700	12,384
Industrial & Commercial Bank of China, Ltd., Class H	9,539,000	5,159,051
Industrial Bank Co., Ltd., Class A	349,900	812,885

8

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Industrial Securities Co., Ltd., Class A	109,240	$84,194
Infore Environment Technology Group Co., Ltd., Class A	54,800	38,760
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	529,400	116,786
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	41,500	120,559
Inner Mongolia ERDOS Resources Co., Ltd., Class A	33,348	56,646
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	142,100	82,482
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A	5,200	9,263
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	33,700	33,361
Intco Medical Technology Co., Ltd., Class A	10,860	41,311
Intron Technology Holdings, Ltd.	40,000	9,717
IVD Medical Holding, Ltd.	4,000	1,033
*JA Solar Technology Co., Ltd., Class A	47,500	93,128
JCET Group Co., Ltd., Class A	25,704	91,327
*ΩJD Logistics, Inc.	368,600	402,947
JD.com, Inc., Class SW	62,950	923,984
Jiangling Motors Corp., Ltd., Class A	13,200	47,628
Jiangsu Azure Corp., Class A	24,000	27,829
*Jiangsu Bioperfectus Technologies Co., Ltd., Class A	1,924	19,482
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	55,300	60,615
Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	16,000	22,987
Jiangsu Eastern Shenghong Co., Ltd., Class A	70,400	96,287
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	61,000	33,053
Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	14,000	37,871
Jiangsu Linyang Energy Co., Ltd., Class A	34,300	31,307
*Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	2,800	9,655
Jiangsu Shagang Co., Ltd., Class A	55,200	30,519
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	30,700	27,259
Jiangsu Sidike New Material Science & Technology Co., Ltd., Class A	17,000	21,212
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	52,540	30,062
Jiangsu Zhongtian Technology Co., Ltd., Class A	64,300	120,303
Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	92,400	34,015
#Jiangxi Bank Co., Ltd., Class H	103,500	10,057
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	6,400	7,253
Jiangxi Wannianqing Cement Co., Ltd., Class A	17,600	13,516
Jiangzhong Pharmaceutical Co., Ltd., Class A	8,900	32,714
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	18,200	18,795
*Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	63,000	8,297
Jinchuan Group International Resources Co., Ltd.	384,000	37,805
#JinkoSolar Holding Co., Ltd., Sponsored ADR	8,713	210,158
Jinlei Technology Co., Ltd., Class A	5,400	14,004
Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	26,600	58,276
Jinneng Science&Technology Co., Ltd., Class A	20,400	19,098
Jizhong Energy Resources Co., Ltd., Class A	57,700	59,586
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	27,500	46,067
Joinn Laboratories China Co., Ltd., Class A	8,100	18,304
Jointown Pharmaceutical Group Co., Ltd., Class A	49,540	56,077
JSTI Group, Class A	26,400	30,939
Ju Teng International Holdings, Ltd.	8,000	1,053
Juewei Food Co., Ltd., Class A	2,000	5,600
KBC Corp., Ltd., Class A	1,941	10,036
*Keeson Technology Corp., Ltd., Class A	128	212
Keshun Waterproof Technologies Co., Ltd., Class A	28,200	17,574
Kinetic Development Group, Ltd.	382,000	44,446
#Kingboard Holdings, Ltd.	144,000	318,151
Kingboard Laminates Holdings, Ltd.	20,000	17,261
Kingfa Sci & Tech Co., Ltd., Class A	49,100	50,502
KPC Pharmaceuticals, Inc., Class A	5,800	18,169
Kunlun Energy Co., Ltd.	1,192,000	1,162,860

9

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Kunlun Tech Co., Ltd., Class A	5,100	$28,112
Lao Feng Xiang Co., Ltd., Class A	6,300	67,083
LB Group Co., Ltd., Class A	12,200	35,324
Lee & Man Chemical Co., Ltd.	26,000	11,136
Lee’s Pharmaceutical Holdings, Ltd.	1,500	213
ΩLegend Holdings Corp., Class H	120,700	85,650
Lenovo Group, Ltd.	290,000	331,113
Lens Technology Co., Ltd., Class A	84,200	166,126
*Leo Group Co., Ltd., Class A	129,300	35,655
Lepu Medical Technology Beijing Co., Ltd., Class A	20,500	41,690
Leyard Optoelectronic Co., Ltd., Class A	44,700	30,877
Lianhe Chemical Technology Co., Ltd., Class A	12,454	10,165
*Liao Ning Oxiranchem, Inc., Class A	5,600	4,069
*Lier Chemical Co., Ltd., Class A	20,200	26,625
Lingyi iTech Guangdong Co., Class A	96,000	68,959
*Liuzhou Iron & Steel Co., Ltd., Class A	46,600	18,825
Loncin Motor Co., Ltd., Class A	42,300	37,850
*ΩLongfor Group Holdings, Ltd.	501,000	755,869
LONGi Green Energy Technology Co., Ltd., Class A	6,600	16,561
Longshine Technology Group Co., Ltd., Class A	12,600	17,320
Lonking Holdings, Ltd.	355,000	65,361
Luenmei Quantum Co., Ltd., Class A	21,000	17,054
Luoniushan Co., Ltd., Class A	41,400	28,198
Luxi Chemical Group Co., Ltd., Class A	35,300	56,311
*ΩLuye Pharma Group, Ltd.	343,000	121,479
Maccura Biotechnology Co., Ltd., Class A	14,300	25,907
*ΩMaoyan Entertainment	68,800	85,855
#ΩMeitu, Inc.	99,500	41,473
Metallurgical Corp. of China, Ltd., Class H	606,000	118,547
M-Grass Ecology And Environment Group Co., Ltd., Class A	48,100	18,901
*ΩMidea Real Estate Holding, Ltd.	59,400	33,265
Milkyway Intelligent Supply Chain Service Group Co., Ltd., Class A	4,000	30,222
Ming Yang Smart Energy Group, Ltd., Class A	27,900	37,736
Minth Group, Ltd.	184,000	316,187
MLS Co., Ltd., Class A	31,900	36,901
#*MMG, Ltd.	500,000	228,865
Monalisa Group Co., Ltd., Class A	14,900	21,324
MYS Group Co., Ltd., Class A	41,400	18,323
Nanjing Hanrui Cobalt Co., Ltd., Class A	7,800	30,714
Nanjing Iron & Steel Co., Ltd., Class A	108,900	81,679
Nanjing Xinjiekou Department Store Co., Ltd., Class A	17,000	13,524
*NavInfo Co., Ltd., Class A	22,200	22,834
NetDragon Websoft Holdings, Ltd.	50,500	71,154
New China Life Insurance Co., Ltd., Class H	118,800	229,665
*New Hope Liuhe Co., Ltd., Class A	35,700	43,905
Nexteer Automotive Group, Ltd.	156,000	82,974
*Nine Dragons Paper Holdings, Ltd.	60,000	26,697
Ninestar Corp., Class A	1,200	4,189
Ningbo Huaxiang Electronic Co., Ltd., Class A	18,280	35,083
*Ningbo Jifeng Auto Parts Co., Ltd., Class A	300	549
Ningbo Joyson Electronic Corp., Class A	26,600	64,658
Ningbo Ronbay New Energy Technology Co., Ltd., Class A	7,834	33,019
Ningbo Sanxing Medical Electric Co., Ltd., Class A	8,500	39,494
Ningbo Shanshan Co., Ltd., Class A	44,100	72,051
Ningbo Zhoushan Port Co., Ltd., Class A	94,800	47,185
Norinco International Cooperation, Ltd., Class A	17,400	29,028
North Huajin Chemical Industries Co., Ltd., Class A	40,200	27,269
Northeast Pharmaceutical Group Co., Ltd., Class A	36,000	23,577

10

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Northeast Securities Co., Ltd., Class A	26,300	$24,984
Offshore Oil Engineering Co., Ltd., Class A	71,900	63,147
*OFILM Group Co., Ltd., Class A	16,300	19,777
Oppein Home Group, Inc., Class A	200	1,721
ORG Technology Co., Ltd., Class A	40,700	26,206
Orient Overseas International, Ltd.	31,000	453,038
*Oriental Energy Co., Ltd., Class A	25,300	31,952
*PCI Technology Group Co., Ltd., Class A	26,800	16,665
People’s Insurance Co. Group of China, Ltd. (The), Class H	860,000	283,690
Perennial Energy Holdings, Ltd.	5,000	658
PetroChina Co., Ltd., Class H	5,224,000	4,929,310
PhiChem Corp., Class A	4,200	6,903
PICC Property & Casualty Co., Ltd., Class H	1,482,000	1,851,268
Ping An Bank Co., Ltd., Class A	233,600	347,520
Ping An Insurance Group Co. of China, Ltd.	1,480,500	6,805,091
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	47,400	86,266
*Polaris Bay Group Co., Ltd., Class A	31,900	32,987
Poly Property Group Co., Ltd.	442,853	81,536
Pony Testing International Group Co., Ltd., Class A	21,200	27,856
ΩPostal Savings Bank of China Co., Ltd., Class H	1,297,000	678,250
Pou Sheng International Holdings, Ltd.	370,000	31,223
Power Construction Corp. of China, Ltd., Class A	279,800	195,973
Prinx Chengshan Holdings, Ltd.	9,500	8,806
*Q Technology Group Co., Ltd.	97,000	40,307
Qingdao East Steel Tower Stock Co., Ltd., Class A	22,700	23,880
Qingdao Gon Technology Co., Ltd., Class A	7,000	22,256
Qingdao Hanhe Cable Co., Ltd., Class A	53,400	27,536
Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	10,200	19,689
ΩQingdao Port International Co., Ltd., Class H	23,000	15,056
*Qingdao Rural Commercial Bank Corp., Class A	119,300	46,714
Qinhuangdao Port Co., Ltd., Class H	77,500	16,152
*Radiance Holdings Group Co., Ltd.	47,000	12,800
Rainbow Digital Commercial Co., Ltd., Class A	36,500	24,659
#*»ΩRedco Properties Group, Ltd.	56,000	1,790
Renhe Pharmacy Co., Ltd., Class A	48,300	43,486
Rianlon Corp., Class A	5,400	22,358
Risen Energy Co., Ltd., Class A	16,300	29,126
Riyue Heavy Industry Co., Ltd., Class A	21,900	37,109
Runjian Co., Ltd., Class A	2,000	9,773
SAIC Motor Corp., Ltd., Class A	88,200	180,706
Sailun Group Co., Ltd., Class A	27,700	63,398
Sanan Optoelectronics Co., Ltd., Class A	21,600	37,316
Sansteel Minguang Co., Ltd., Class A	37,400	18,254
Sansure Biotech, Inc., Class A	13,167	37,143
Sany Heavy Industry Co., Ltd., Class A	64,700	145,493
*Satellite Chemical Co., Ltd., Class A	40,220	106,914
SDIC Capital Co., Ltd., Class A	75,800	66,886
Sealand Securities Co., Ltd., Class A	68,200	31,594
*Seazen Holdings Co., Ltd., Class A	22,000	29,877
S-Enjoy Service Group Co., Ltd.	41,000	15,412
SF Holding Co., Ltd., Class A	6,000	29,988
Shaanxi Coal Industry Co., Ltd., Class A	104,500	353,427
*Shaanxi Construction Machinery Co., Ltd., Class A	28,560	11,498
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	65,300	85,081
Shandong Bohui Paper Industrial Co., Ltd., Class A	29,300	22,138
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	15,900	36,018
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	300	1,647
*Shandong Hi-Speed New Energy Group, Ltd.	116,400	29,021

11

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	33,800	$26,330
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	4,200	17,251
*Shandong Humon Smelting Co., Ltd., Class A	16,500	27,709
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	8,400	21,796
Shandong Linglong Tyre Co., Ltd., Class A	22,000	67,945
Shandong Nanshan Aluminum Co., Ltd., Class A	182,000	89,834
Shandong Sun Paper Industry JSC, Ltd., Class A	50,411	108,079
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	314,400	214,660
Shandong Xiantan Co., Ltd., Class A	20,300	17,157
Shanghai AJ Group Co., Ltd., Class A	35,400	21,964
Shanghai Bailian Group Co., Ltd., Class A	29,500	36,077
Shanghai Construction Group Co., Ltd., Class A	134,200	44,407
*Shanghai Electric Group Co., Ltd., Class H	348,000	71,191
Shanghai Environment Group Co., Ltd., Class A	26,100	33,430
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	16,500	25,991
Shanghai Industrial Holdings, Ltd.	90,000	126,349
Shanghai Industrial Urban Development Group, Ltd.	138,000	8,646
Shanghai Jahwa United Co., Ltd., Class A	1,400	4,042
Shanghai Jinjiang International Hotels Co., Ltd., Class A	5,400	21,524
Shanghai Lingang Holdings Corp., Ltd., Class A	28,200	41,019
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	3,300	4,118
Shanghai Maling Aquarius Co., Ltd., Class A	18,600	16,284
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,000	33,741
Shanghai Moons’ Electric Co., Ltd., Class A	2,800	21,738
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	120,300	171,347
Shanghai Pudong Development Bank Co., Ltd., Class A	260,566	276,627
Shanghai QiFan Cable Co., Ltd., Class A	7,600	19,092
Shanghai RAAS Blood Products Co., Ltd., Class A	69,600	68,900
Shanghai Runda Medical Technology Co., Ltd., Class A	26,800	67,102
Shanghai Rural Commercial Bank Co., Ltd., Class A	175,600	163,665
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	16,800	25,201
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	4,000	4,440
Shanghai Tunnel Engineering Co., Ltd., Class A	40,700	37,709
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	25,000	32,470
Shanghai Yaoji Technology Co., Ltd., Class A	7,400	26,405
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	53,000	43,333
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	51,200	130,878
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	35,400	29,919
Shanxi Blue Flame Holding Co., Ltd., Class A	22,400	20,816
Shanxi Coking Coal Energy Group Co., Ltd., Class A	87,900	127,252
Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	33,400	41,583
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	56,235	163,907
*Shanxi Meijin Energy Co., Ltd., Class A	37,600	31,519
Shanxi Securities Co., Ltd., Class A	39,100	28,302
Shanxi Taigang Stainless Steel Co., Ltd., Class A	61,600	32,783
Shenghe Resources Holding Co., Ltd., Class A	16,800	22,769
*Shenzhen Airport Co., Ltd., Class A	38,800	37,393
Shenzhen Aisidi Co., Ltd., Class A	31,200	51,835
Shenzhen Center Power Tech Co., Ltd., Class A	100	175
Shenzhen Cereals Holdings Co., Ltd., Class A	3,000	2,705
*Shenzhen Comix Group Co., Ltd., Class A	400	316
Shenzhen Desay Battery Technology Co., Class A	6,630	20,010
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	10,000	14,601
Shenzhen Gas Corp., Ltd., Class A	37,300	38,571
Shenzhen Gongjin Electronics Co., Ltd., Class A	18,300	20,160
Shenzhen Huaqiang Industry Co., Ltd., Class A	15,600	20,971
*Shenzhen International Holdings, Ltd.	283,500	227,273
Shenzhen Investment, Ltd.	572,000	73,135

12

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenzhen Jinjia Group Co., Ltd., Class A	15,800	$10,151
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	11,000	7,826
Shenzhen Kaifa Technology Co., Ltd., Class A	6,000	11,466
Shenzhen Laibao Hi-tech Co., Ltd., Class A	5,800	8,437
Shenzhen Leaguer Co., Ltd., Class A	32,100	27,174
Shenzhen Microgate Technology Co., Ltd., Class A	8,600	9,711
Shenzhen MTC Co., Ltd., Class A	70,300	52,631
Shenzhen New Nanshan Holding Group Co., Ltd., Class A	94,200	31,950
*Shenzhen Overseas Chinese Town Co., Ltd., Class A	87,200	31,740
*Shenzhen SDG Information Co., Ltd., Class A	500	580
Shenzhen Senior Technology Material Co., Ltd., Class A	5,800	8,197
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	29,900	34,958
Shenzhen Tagen Group Co., Ltd., Class A	51,100	30,788
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	43,200	85,471
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	25,600	17,436
Shenzhen Yinghe Technology Co., Ltd., Class A	12,600	28,595
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	72,989	47,600
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	91,300	92,899
Shinva Medical Instrument Co., Ltd., Class A	6,200	19,045
#Shoucheng Holdings, Ltd.	226,000	40,743
Shougang Fushan Resources Group, Ltd.	406,000	155,211
Shui On Land, Ltd.	744,000	69,442
Sichuan Chengfei Integration Technology Corp., Class A	3,000	6,738
Sichuan Development Lomon Co., Ltd., Class A	32,000	31,105
*Sichuan Haite High-tech Co., Ltd., Class A	12,000	17,455
Sichuan Hebang Biotechnology Co., Ltd., Class A	148,300	42,938
*Sichuan Hexie Shuangma Co., Ltd., Class A	1,200	2,452
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	5,000	23,404
*Sichuan Lutianhua Co., Ltd., Class A	43,500	24,290
Sichuan Road and Bridge Group Co., Ltd., Class A	133,280	133,226
Sichuan Yahua Industrial Group Co., Ltd., Class A	13,900	20,142
SIIC Environment Holdings, Ltd.	203,000	24,657
Sinochem International Corp., Class A	84,100	47,657
*Sinofert Holdings, Ltd.	362,000	40,267
Sinolink Securities Co., Ltd., Class A	39,500	47,707
Sinoma International Engineering Co., Class A	46,300	81,008
Sinoma Science & Technology Co., Ltd., Class A	32,700	69,972
Sinomach Automobile Co., Ltd., Class A	40,400	39,715
Sinopec Engineering Group Co., Ltd., Class H	340,000	219,532
Sinopharm Group Co., Ltd., Class H	253,200	642,291
Sinosteel Engineering & Technology Co., Ltd., Class A	41,100	36,720
Sinotrans, Ltd., Class H	409,000	197,147
Sinotruk Jinan Truck Co., Ltd., Class A	19,900	44,860
Skyworth Group, Ltd.	269,121	111,142
Sobute New Materials Co., Ltd., Class A	6,600	7,371
SooChow Securities Co., Ltd., Class A	62,300	58,753
Southwest Securities Co., Ltd., Class A	83,700	45,814
SSY Group, Ltd.	50,000	30,558
*STO Express Co., Ltd., Class A	28,700	36,207
Sumavision Technologies Co., Ltd., Class A	26,400	17,107
Sun Art Retail Group, Ltd.	517,000	107,747
Sunflower Pharmaceutical Group Co., Ltd., Class A	800	2,925
Suning Universal Co., Ltd., Class A	82,383	23,399
Sunwoda Electronic Co., Ltd., Class A	21,600	45,297
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	35,700	75,752
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	41,100	19,437
*Suzhou Secote Precision Electronic Co., Ltd., Class A	100	914
*Talkweb Information System Co., Ltd., Class A	4,100	7,988

13

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Tangshan Jidong Cement Co., Ltd., Class A	39,200	$27,888
TangShan Port Group Co., Ltd., Class A	99,200	60,453
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	38,900	29,659
Tasly Pharmaceutical Group Co., Ltd., Class A	3,000	6,395
*Tayho Advanced Materials Group Co., Ltd., Class A	12,700	18,561
TBEA Co., Ltd., Class A	94,390	184,148
TCL Electronics Holdings, Ltd.	192,000	126,917
*TCL Technology Group Corp., Class A	316,170	208,369
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	69,250	99,584
*Tencent Music Entertainment Group, ADR	37,182	466,634
Tian An China Investment Co., Ltd.	29,000	14,349
Tian Di Science & Technology Co., Ltd., Class A	67,000	68,358
Tiande Chemical Holdings, Ltd.	36,000	5,247
Tiangong International Co., Ltd.	278,000	60,426
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	65,900	35,072
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	6,400	14,463
Tianjin Teda Co., Ltd., Class A	27,200	13,313
Tianjin You Fa Steel Pipe Group Stock Co., Ltd., Class A	32,100	25,094
*Tianma Microelectronics Co., Ltd., Class A	31,000	34,749
*Tianshan Aluminum Group Co., Ltd., Class A	68,600	71,504
Tianshan Material Co., Ltd., Class A	31,600	28,058
Tianshui Huatian Technology Co., Ltd., Class A	46,800	52,846
Tofflon Science & Technology Group Co., Ltd., Class A	9,900	20,447
Tong Ren Tang Technologies Co., Ltd., Class H	121,000	83,697
TongFu Microelectronics Co., Ltd., Class A	18,200	52,646
*Tongkun Group Co., Ltd., Class A	25,500	48,413
Tongling Nonferrous Metals Group Co., Ltd., Class A	227,200	126,554
Tongwei Co., Ltd., Class A	60,100	179,812
Tongyu Heavy Industry Co., Ltd., Class A	105,100	31,879
*Topsec Technologies Group, Inc., Class A	32,800	28,174
TravelSky Technology, Ltd., Class H	36,000	47,133
Trina Solar Co., Ltd., Class A	27,634	81,077
*Trip.com Group, Ltd.	68,650	3,382,820
Truking Technology, Ltd., Class A	12,800	14,913
Truly International Holdings, Ltd.	314,000	34,125
UE Furniture Co., Ltd., Class A	100	162
Unilumin Group Co., Ltd., Class A	19,700	15,400
*Unisplendour Corp., Ltd., Class A	27,400	79,144
Universal Scientific Industrial Shanghai Co., Ltd., Class A	7,100	14,478
Valiant Co., Ltd., Class A	9,200	14,600
Vatti Corp., Ltd., Class A	13,800	13,832
Victory Giant Technology Huizhou Co., Ltd., Class A	13,500	55,244
Vipshop Holdings, Ltd., Sponsored ADR	37,067	557,488
*Vnet Group, Inc., Sponsored ADR	9,616	16,251
Wanbangde Pharmaceutical Holding Group Co., Ltd., Class A	400	273
Wangneng Environment Co., Ltd., Class A	10,200	20,279
Wangsu Science & Technology Co., Ltd., Class A	81,100	105,778
Wanguo International Mining Group, Ltd.	14,000	14,481
Wasion Holdings, Ltd.	112,000	91,935
Wasu Media Holding Co., Ltd., Class A	30,900	32,038
Weichai Power Co., Ltd., Class H	414,000	852,222
Wellhope Foods Co., Ltd., Class A	10,200	10,097
West China Cement, Ltd.	552,000	84,693
Western Mining Co., Ltd., Class A	26,800	74,270
Western Securities Co., Ltd., Class A	47,200	48,157
Windey Energy Technology Group Co., Ltd., Class A	17,000	23,111
*Wingtech Technology Co., Ltd., Class A	20,500	89,033
Winner Medical Co., Ltd., Class A	4,000	17,262

14

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Wolong Electric Group Co., Ltd., Class A	21,000	$40,333
Wuchan Zhongda Group Co., Ltd., Class A	89,100	57,984
Wuhu Token Science Co., Ltd., Class A	8,800	6,273
Wushang Group Co., Ltd., Class A	24,900	26,126
*ΩWuxi Biologics Cayman, Inc.	28,000	49,189
XCMG Construction Machinery Co., Ltd., Class A	188,300	182,512
Xiamen Bank Co., Ltd., Class A	57,600	44,235
Xiamen C & D, Inc., Class A	34,100	46,780
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	20,400	19,435
Xiamen ITG Group Corp., Ltd., Class A	68,600	69,802
Xiamen Xiangyu Co., Ltd., Class A	39,900	37,243
Xiandai Investment Co., Ltd., Class A	18,807	10,294
Xiangcai Co., Ltd., Class A	25,600	24,778
*ΩXiaomi Corp., Class W	389,200	861,881
*Xinfengming Group Co., Ltd., Class A	32,500	64,033
Xingda International Holdings, Ltd.	114,453	21,365
Xinjiang Xinxin Mining Industry Co., Ltd., Class H	77,000	10,731
Xinjiang Zhongtai Chemical Co., Ltd., Class A	36,800	24,303
#*Xinte Energy Co., Ltd., Class H	85,200	95,754
Xinxing Ductile Iron Pipes Co., Ltd., Class A	76,300	39,660
*Xinyi Energy Holdings, Ltd.	456,066	64,143
Xinyi Solar Holdings, Ltd.	720,000	502,634
Xinyu Iron & Steel Co., Ltd., Class A	58,600	31,268
*ΩXJ International Holdings Co., Ltd.	422,000	12,895
*Xtep International Holdings, Ltd.	296,000	188,851
Xuji Electric Co., Ltd., Class A	7,600	27,758
Yankuang Energy Group Co., Ltd., Class H	332,000	723,326
Yantai Changyu Pioneer Wine Co., Ltd., Class A	4,800	15,963
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	11,100	21,166
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	12,700	55,927
Yeebo International Holdings, Ltd.	30,000	14,154
Yibin Tianyuan Group Co., Ltd., Class A	12,300	7,818
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	51,600	85,503
*Yifan Pharmaceutical Co., Ltd., Class A	9,000	16,429
*Yintai Gold Co., Ltd., Class A	9,300	23,747
Yixintang Pharmaceutical Group Co., Ltd., Class A	14,200	41,271
Yonfer Agricultural Technology Co., Ltd., Class A	23,000	37,324
YongXing Special Materials Technology Co., Ltd., Class A	1,000	6,560
Yotrio Group Co., Ltd., Class A	22,800	8,519
Youngor Fashion Co., Ltd., Class A	58,500	62,993
YTO Express Group Co., Ltd., Class A	59,100	129,397
Yuexiu Property Co., Ltd.	214,000	128,599
Yunda Holding Co., Ltd., Class A	59,500	64,398
Yunnan Aluminium Co., Ltd., Class A	27,800	55,156
Yunnan Copper Co., Ltd., Class A	32,000	62,033
Yunnan Energy New Material Co., Ltd., Class A	13,400	76,875
Yunnan Tin Co., Ltd., Class A	27,700	62,978
Yutong Bus Co., Ltd., Class A	5,000	17,710
Zhaojin Mining Industry Co., Ltd., Class H	77,500	126,835
Zhefu Holding Group Co., Ltd., Class A	87,100	40,110
*Zhejiang Century Huatong Group Co., Ltd., Class A	79,900	51,556
Zhejiang China Commodities City Group Co., Ltd., Class A	70,700	85,293
Zhejiang Chint Electrics Co., Ltd., Class A	27,500	78,296
Zhejiang Communications Technology Co., Ltd., Class A	84,360	44,664
Zhejiang Conba Pharmaceutical Co., Ltd., Class A	39,300	26,767
Zhejiang Dahua Technology Co., Ltd., Class A	26,600	65,978
Zhejiang Hailiang Co., Ltd., Class A	29,800	37,923
Zhejiang Hangmin Co., Ltd., Class A	28,100	29,909

15

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	15,400	$13,462
Zhejiang Huace Film & Television Co., Ltd., Class A	32,100	37,619
Zhejiang Huayou Cobalt Co., Ltd., Class A	21,900	86,024
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	27,600	29,491
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	26,700	43,660
*Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	2,500	8,607
Zhejiang Juhua Co., Ltd., Class A	6,100	19,891
Zhejiang Longsheng Group Co., Ltd., Class A	50,100	63,204
Zhejiang Medicine Co., Ltd., Class A	22,442	30,849
*Zhejiang Narada Power Source Co., Ltd., Class A	12,300	17,688
Zhejiang NHU Co., Ltd., Class A	20,500	54,268
Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	13,400	31,851
Zhejiang Runtu Co., Ltd., Class A	26,073	23,762
Zhejiang Semir Garment Co., Ltd., Class A	64,100	57,622
Zhejiang Southeast Space Frame Co., Ltd., Class A	5,200	3,319
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	53,400	119,641
*Zhejiang Wanliyang Co., Ltd., Class A	27,800	23,113
Zhejiang Wanma Co., Ltd., Class A	10,900	12,549
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	22,500	36,451
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	18,520	22,879
Zhejiang Yasha Decoration Co., Ltd., Class A	7,900	4,291
Zhejiang Yinlun Machinery Co., Ltd., Class A	30,300	82,591
Zhende Medical Co., Ltd., Class A	3,600	10,667
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	34,000	56,078
Zhongji Innolight Co., Ltd., Class A	5,400	138,712
Zhongjin Gold Corp., Ltd., Class A	47,000	85,019
Zhongshan Broad Ocean Motor Co., Ltd., Class A	50,900	37,616
Zhongsheng Group Holdings, Ltd.	195,000	358,526
Zhongtai Securities Co., Ltd., Class A	62,500	57,390
Zhongyuan Environment-Protection Co., Ltd., Class A	28,500	30,885
ΩZhou Hei Ya International Holdings Co., Ltd.	105,000	25,239
*Zhuhai Aerospace Microchips Science & Technology Co., Ltd., Class A	300	425
*Zhuhai Huafa Properties Co., Ltd., Class A	33,600	29,046
Zhuzhou Hongda Electronics Corp., Ltd., Class A	1,200	3,729
Zhuzhou Kibing Group Co., Ltd., Class A	43,200	46,577
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	167,800	128,083

TOTAL CHINA		138,643,719

COLOMBIA — (0.1%)
Banco de Bogota SA	1,938	14,092
Bancolombia SA, Sponsored ADR	3,023	98,912
Cementos Argos SA	49,601	103,485
Corp Financiera Colombiana SA	49,007	186,359
Grupo Argos SA	44,999	186,380
Mineros SA	14,147	11,086

TOTAL COLOMBIA		600,314

CZECHIA — (0.1%)
Komercni Banka AS	19,399	716,389
ΩMoneta Money Bank AS	32,272	130,349

TOTAL CZECHIA		846,738

GREECE — (0.6%)
*Alpha Services and Holdings SA	389,496	663,230
Autohellas Tourist and Trading SA	1,570	21,622
Bank of Greece	4,274	64,208
ElvalHalcor SA	18,965	39,178
*Eurobank Ergasias Services and Holdings SA	293,506	630,804
Fourlis Holdings SA	4,192	18,557
HELLENiQ ENERGY Holdings S.A.	25,298	228,032

16

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
GREECE — (Continued)
*LAMDA Development SA	9,107	$67,093
Motor Oil Hellas Corinth Refineries SA	5,580	162,048
*National Bank of Greece SA	74,229	600,036
*Piraeus Financial Holdings SA	179,191	723,294
Thrace Plastics Holding and Co.	2,849	12,185
Titan Cement International SA	5,931	188,667

TOTAL GREECE		3,418,954

HUNGARY — (0.2%)
MOL Hungarian Oil & Gas PLC	140,594	1,157,643
*Opus Global Nyrt	27,102	28,024
OTP Bank Nyrt	4,035	200,889

TOTAL HUNGARY		1,386,556

INDIA — (19.2%)
ACC, Ltd.	9,331	283,141
*Aditya Birla Capital, Ltd.	79,832	221,404
*AGI Greenpac, Ltd.	5,314	53,091
Alembic Pharmaceuticals, Ltd.	4,985	59,722
*Allcargo Logistics, Ltd.	83,048	72,959
Allcargo Terminals, Ltd.	23,804	16,975
Amara Raja Energy & Mobility, Ltd.	70,292	926,457
*Ambuja Cements, Ltd.	67,086	498,424
Anant Raj, Ltd.	13,594	59,126
Andhra Sugars, Ltd. (The)	488	627
Apar Industries, Ltd.	1,051	99,261
Apollo Tyres, Ltd.	181,134	1,107,390
Arvind, Ltd.	33,510	126,532
*Ashoka Buildcon, Ltd.	59,601	124,865
ΩAster DM Healthcare, Ltd.	9,232	38,522
Aurobindo Pharma, Ltd.	111,840	1,546,180
Avanti Feeds, Ltd.	5,278	33,685
Axis Bank, Ltd.	674,729	9,428,354
Bajaj Consumer Care, Ltd.	7,883	22,803
*Bajaj Hindusthan Sugar, Ltd.	332,012	142,854
Bajaj Holdings & Investment, Ltd.	4,048	393,764
Balmer Lawrie & Co., Ltd.	15,266	50,105
Balrampur Chini Mills, Ltd.	38,679	183,367
Banco Products India, Ltd.	1,450	10,842
ΩBandhan Bank, Ltd.	187,640	423,468
Bank of Baroda	256,056	863,890
*Bank of India	103,848	193,044
Bank of Maharashtra	115,294	96,866
*Bannari Amman Sugars, Ltd.	24	762
Bhansali Engineering Polymers, Ltd.	11,199	13,583
*Bharat Bijlee, Ltd.	610	23,720
*Bharat Heavy Electricals, Ltd.	170,989	577,298
Birla Corp., Ltd.	5,923	102,376
Bombay Burmah Trading Co.	2,583	48,262
*Brightcom Group, Ltd.	383,279	64,082
BSE, Ltd.	2,174	72,700
Canara Bank	73,887	550,768
*Capacit’e Infraprojects, Ltd.	21,703	80,623
Ceat, Ltd.	13,262	408,337
*Central Bank of India, Ltd.	148,914	120,025
*Century Enka, Ltd.	88	499
Century Textiles & Industries, Ltd.	9,807	234,743
Chambal Fertilisers and Chemicals, Ltd.	66,093	336,183
Cholamandalam Financial Holdings, Ltd.	11,002	141,988

17

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
CIE Automotive India, Ltd.	22,601	$132,960
Cigniti Technologies, Ltd.	84	1,348
City Union Bank, Ltd.	95,070	183,107
CMS Info Systems, Ltd.	2,650	13,206
ΩCochin Shipyard, Ltd.	22,780	355,995
*Confidence Petroleum India, Ltd.	14,788	15,916
*Container Corp. Of India, Ltd.	15,776	194,373
*Coromandel International, Ltd.	4,614	66,794
Cosmo First, Ltd.	906	6,566
*CSB Bank, Ltd.	4,301	19,220
*Cyient, Ltd.	4,918	106,481
Dalmia Bharat Sugar & Industries, Ltd.	92	450
Dalmia Bharat, Ltd.	18,214	401,265
*DB Corp., Ltd.	336	1,138
*DCB Bank, Ltd.	42,471	71,111
*DCM Shriram, Ltd.	1,026	11,878
DCW, Ltd.	23,959	15,980
*Deepak Fertilisers & Petrochemicals Corp., Ltd.	15,956	115,717
Delta Corp., Ltd.	31,394	45,998
Dhampur Bio Organics, Ltd.	236	384
*Dhampur Sugar Mills, Ltd.	1,580	4,464
Dhanuka Agritech, Ltd.	1,199	20,077
*ΩDilip Buildcon, Ltd.	12,871	72,549
*Dishman Carbogen Amcis, Ltd.	3,657	10,175
*DLF, Ltd.	93,739	1,001,976
Dr. Reddy’s Laboratories, Ltd., Sponsored ADR	2,106	154,728
*Dwarikesh Sugar Industries, Ltd.	2,486	2,175
EID Parry India, Ltd.	37,158	275,447
*Electrosteel Castings, Ltd.	177,194	407,751
Engineers India, Ltd.	75,069	220,071
EPL, Ltd.	26,846	58,463
*ΩEquitas Small Finance Bank, Ltd.	19,735	22,955
Escorts Kubota, Ltd.	2,668	107,395
Everest Industries, Ltd.	44	658
Exide Industries, Ltd.	134,565	761,881
*FDC, Ltd.	8,479	46,081
Federal Bank, Ltd.	618,625	1,205,572
*FIEM Industries, Ltd.	56	806
*Filatex India, Ltd.	1,016	774
Finolex Cables, Ltd.	4,761	60,100
Finolex Industries, Ltd.	46,496	148,483
Firstsource Solutions, Ltd.	185,332	469,681
Fortis Healthcare, Ltd.	44,557	234,196
Gabriel India, Ltd.	1,668	7,851
GAIL India, Ltd.	629,271	1,577,019
Gateway Distriparks, Ltd.	24,941	31,895
*ΩGeneral Insurance Corp. of India	18,406	76,305
*Genus Power Infrastructures, Ltd.	10,230	36,544
*GHCL Textiles, Ltd.	17,042	16,922
*GHCL, Ltd.	17,042	104,832
Glenmark Pharmaceuticals, Ltd.	47,479	601,595
*Godawari Power and Ispat, Ltd.	18,370	195,939
*Godfrey Phillips India, Ltd.	4,125	165,368
Goodyear India, Ltd.	36	504
Granules India, Ltd.	81,173	411,818
Graphite India, Ltd.	18,318	148,489
Grasim Industries, Ltd.	60,205	1,740,172
Grauer & Weil India, Ltd.	872	930

18

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Great Eastern Shipping Co., Ltd. (The)	46,820	$611,678
Greaves Cotton, Ltd.	9,372	15,888
*Gujarat Alkalies & Chemicals, Ltd.	5,345	50,749
Gujarat Ambuja Exports, Ltd.	15,300	30,935
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	58,801	502,234
Gujarat Pipavav Port, Ltd.	88,508	223,879
Gujarat State Petronet, Ltd.	71,335	253,070
Gulf Oil Lubricants India, Ltd.	92	1,135
*Hathway Cable & Datacom, Ltd.	59,609	15,753
HBL Power Systems, Ltd.	32,217	197,697
HDFC Bank, Ltd.	18,774	342,038
HEG, Ltd.	6,047	171,178
Heritage Foods, Ltd.	264	1,052
Hero MotoCorp, Ltd.	12,357	672,831
HFCL, Ltd.	307,543	370,439
HIL, Ltd.	475	15,271
Himadri Speciality Chemical, Ltd.	145,702	654,850
*Hindalco Industries, Ltd.	370,130	2,858,611
Honda India Power Products, Ltd.	20	581
Huhtamaki India, Ltd.	156	578
ICICI Bank, Ltd.	2,974	41,005
*IDFC First Bank, Ltd.	705,310	694,437
*IDFC, Ltd.	359,272	524,034
IIFL Securities, Ltd.	792	1,362
*India Cements, Ltd. (The)	52,639	141,571
India Glycols, Ltd.	978	9,848
Indian Bank	33,025	217,004
*Indian Overseas Bank	51,205	41,793
*Indo Count Industries, Ltd.	7,306	34,386
*Indus Towers, Ltd.	155,699	662,086
IndusInd Bank, Ltd.	100,963	1,834,090
Infibeam Avenues, Ltd.	383,437	156,249
Info Edge India, Ltd.	5,544	402,247
IOL Chemicals and Pharmaceuticals, Ltd.	2,388	11,268
Ipca Laboratories, Ltd.	11,871	190,579
ΩIRCON International, Ltd.	98,972	297,202
ISGEC Heavy Engineering, Ltd.	1,091	14,353
ITD Cementation India, Ltd.	5,722	25,988
*J. Kumar Infraprojects, Ltd.	14,579	118,145
*Jagran Prakashan, Ltd.	524	653
Jammu & Kashmir Bank, Ltd. (The)	142,716	233,480
*Jindal Saw, Ltd.	84,800	564,071
Jindal Stainless, Ltd.	24,467	207,307
Jindal Steel & Power, Ltd.	109,331	1,218,170
*Jio Financial Services, Ltd.	482,045	2,178,082
JK Lakshmi Cement, Ltd.	6,982	66,614
JK Paper, Ltd.	14,595	67,022
JK Tyre & Industries, Ltd.	88,151	445,846
JSW Energy, Ltd.	89,416	674,669
*JSW Steel, Ltd.	217,598	2,300,738
Jubilant Ingrevia, Ltd.	14,680	97,296
*Jubilant Pharmova, Ltd.	5,846	47,238
Kalpataru Projects International, Ltd.	11,065	162,541
Kalyani Steels, Ltd.	776	8,214
*Karnataka Bank, Ltd. (The)	77,308	214,265
Karur Vysya Bank, Ltd. (The)	177,957	434,995
Kaveri Seed Co., Ltd.	1,758	18,293
KCP, Ltd. (The)	420	899

19

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
KEC International, Ltd.	17,236	$154,685
Kirloskar Brothers, Ltd.	1,698	26,716
Kirloskar Ferrous Industries, Ltd.	1,447	10,664
Kirloskar Oil Engines, Ltd.	23,451	287,347
KNR Constructions, Ltd.	18,336	58,390
KRBL, Ltd.	14,458	51,127
Larsen & Toubro, Ltd.	42,360	1,824,801
*LG Balakrishnan & Bros, Ltd.	2,326	35,689
LT Foods, Ltd.	46,668	120,674
Lumax Auto Technologies, Ltd.	196	1,123
Lupin, Ltd.	31,577	622,902
Maharashtra Seamless, Ltd.	10,361	112,313
*Mahindra & Mahindra, Ltd.	172,559	4,459,664
*Maithan Alloys, Ltd.	48	722
Man Industries India, Ltd.	2,516	12,128
*Marksans Pharma, Ltd.	42,916	85,280
*Max Estates, Ltd.	220	775
*Mayur Uniquoters, Ltd.	112	707
Mazagon Dock Shipbuilders, Ltd.	2,587	72,831
Meghmani Organics, Ltd.	6,823	7,082
MOIL, Ltd.	30,093	146,504
Monte Carlo Fashions, Ltd.	80	655
*Morepen Laboratories, Ltd.	89,212	53,515
MRF, Ltd.	528	841,772
Natco Pharma, Ltd.	31,601	385,618
National Aluminium Co., Ltd.	448,596	995,999
National Fertilizers, Ltd.	37,017	46,185
Nava, Ltd.	19,378	116,798
Navneet Education, Ltd.	8,609	15,178
*NCC, Ltd.	483,314	1,402,971
NESCO, Ltd.	3,224	33,505
Neuland Laboratories, Ltd.	596	54,241
NIIT Learning Systems, Ltd.	7,301	43,726
NIIT, Ltd.	7,301	9,240
Nilkamal, Ltd.	618	14,477
*NMDC, Ltd.	318,312	970,544
NOCIL, Ltd.	20,490	66,048
NRB Bearings, Ltd.	5,756	21,700
Oberoi Realty, Ltd.	16,145	287,030
Orient Cement, Ltd.	34,356	91,164
Panama Petrochem, Ltd.	144	578
*Patel Engineering, Ltd.	152,833	105,508
PCBL, Ltd.	74,340	241,144
*Pennar Industries, Ltd.	4,650	7,635
Petronet LNG, Ltd.	231,790	862,723
*Piramal Pharma, Ltd.	145,920	251,227
PNC Infratech, Ltd.	12,662	68,070
*Polyplex Corp., Ltd.	4,075	45,147
*Power Mech Projects, Ltd.	1,341	84,281
*Prakash Industries, Ltd.	760	1,559
Prestige Estates Projects, Ltd.	36,310	600,661
Punjab National Bank	262,514	443,783
ΩQuess Corp., Ltd.	13,342	99,686
Rain Industries, Ltd.	49,725	103,996
*Rajesh Exports, Ltd.	9,652	36,711
Rallis India, Ltd.	24,753	78,973
*Ramco Cements, Ltd. (The)	35,762	340,577
*Rashtriya Chemicals & Fertilizers, Ltd.	61,912	111,787

20

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Raymond, Ltd.	9,495	$239,360
*ΩRBL Bank, Ltd.	246,912	770,303
*Redington, Ltd.	175,147	458,879
Reliance Industries, Ltd.	598,272	21,037,979
ΩReliance Industries, Ltd., GDR	14,510	1,025,857
Rico Auto Industries, Ltd.	688	1,144
RITES, Ltd.	9,109	74,680
RSWM, Ltd.	144	333
Samvardhana Motherson International, Ltd.	685,027	1,077,176
Sanghvi Movers, Ltd.	2,394	37,745
*Sarda Energy & Minerals, Ltd.	8,270	23,808
Sasken Technologies, Ltd.	36	670
*Savita Oil Technologies, Ltd.	160	1,112
Seshasayee Paper & Boards, Ltd.	3,300	13,283
ΩSH Kelkar & Co., Ltd.	392	934
Sharda Cropchem, Ltd.	3,539	15,634
*Shilpa Medicare, Ltd.	8,708	57,438
*Shipping Corp. of India Land and Assets, Ltd.	16,981	13,931
Shipping Corp. of India, Ltd.	75,499	205,632
*SIS, Ltd.	4,065	22,769
Sobha, Ltd.	10,827	230,558
*South Indian Bank, Ltd. (The)	558,661	205,892
*Star Cement, Ltd.	7,163	20,364
State Bank of India	535,318	5,301,131
State Bank of India, GDR	200	19,620
*Steel Authority of India, Ltd.	186,663	367,347
Strides Pharma Science, Ltd.	6,472	69,505
Subros, Ltd.	2,395	17,871
Sun TV Network, Ltd.	19,552	153,583
Sundaram-Clayton, Ltd.	596	11,825
Surya Roshni, Ltd.	13,191	99,569
Tamil Nadu Newsprint & Papers, Ltd.	3,475	11,443
Tata Chemicals, Ltd.	38,151	490,238
Tata Consumer Products, Ltd.	8,353	110,960
Tata Steel, Ltd.	2,230,877	4,411,688
TD Power Systems, Ltd.	420	1,689
*Techno Electric & Engineering Co., Ltd.	3,187	38,760
Texmaco Rail & Engineering, Ltd.	21,164	46,229
Thirumalai Chemicals, Ltd.	3,671	12,064
Tide Water Oil Co. India, Ltd.	40	856
Time Technoplast, Ltd.	50,888	168,364
Titagarh Rail System, Ltd.	388	4,919
*TransIndia Real Estate, Ltd.	23,804	13,580
TV Today Network, Ltd.	160	451
TVS Holdings, Ltd.	596	62,067
TVS Srichakra, Ltd.	726	36,392
Uflex, Ltd.	2,361	12,831
ΩUjjivan Small Finance Bank, Ltd.	140,236	90,173
Union Bank of India, Ltd.	356,902	659,597
UPL, Ltd.	106,847	649,447
Usha Martin, Ltd.	6,434	29,075
UTI Asset Management Co., Ltd.	7,222	82,268
*VA Tech Wabag, Ltd.	7,697	89,118
Vardhman Textiles, Ltd.	14,297	76,346
*ΩVarroc Engineering, Ltd.	2,079	13,099
Vedanta, Ltd.	211,319	1,007,635
Venky’s India, Ltd.	447	9,637
Vesuvius India, Ltd.	592	32,222

21

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Vindhya Telelinks, Ltd.	625	$19,261
Voltamp Transformers, Ltd.	361	44,994
*Welspun Corp., Ltd.	75,008	507,343
Welspun Enterprises, Ltd.	5,580	24,484
Welspun Living, Ltd.	59,199	106,356
West Coast Paper Mills, Ltd.	8,239	65,864
Wipro, Ltd.	305,651	1,693,904
Wipro, Ltd., Sponsored ADR	5,300	28,567
Wonderla Holidays, Ltd.	710	8,432
*Yes Bank, Ltd.	2,933,042	919,253
*Zee Entertainment Enterprises, Ltd.	192,800	339,564
Zensar Technologies, Ltd.	36,731	269,970
*Zomato, Ltd.	76,384	176,824
*Zydus Lifesciences, Ltd.	32,748	374,260
Zydus Wellnes, Ltd.	1,485	29,650

TOTAL INDIA		114,737,024

INDONESIA — (1.5%)
ABM Investama TBK PT	131,000	31,259
Ace Hardware Indonesia TBK PT	5,612,600	322,742
Adaro Energy Indonesia TBK PT	3,935,700	655,950
AKR Corporindo TBK PT	526,300	54,216
*Alam Sutera Realty TBK PT	2,202,400	17,879
Aneka Tambang TBK	2,221,600	224,073
Astra Agro Lestari TBK PT	134,500	53,767
Astra International TBK PT	5,720,200	1,811,749
Astra Otoparts TBK PT	231,700	29,639
Bank Mandiri Persero TBK PT	30,200	12,816
*Bank Mayapada International TBK PT	363,164	7,907
Bank Maybank Indonesia TBK PT	1,481,600	22,233
Bank Negara Indonesia Persero TBK PT	2,095,200	676,494
*Bank Neo Commerce TBK PT	699,800	10,587
Bank OCBC Nisp TBK PT	1,033,400	82,621
*Bank Pan Indonesia TBK PT	898,500	61,613
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	687,500	42,916
Bank Pembangunan Daerah Jawa Timur TBK PT	1,277,800	46,758
Bank Tabungan Negara Persero TBK PT	1,404,512	114,019
BISI International TBK PT	390,800	45,305
Blue Bird TBK PT	160,700	15,368
*Buana Lintas Lautan TBK PT	3,323,400	23,505
Bukit Asam TBK PT	863,200	160,855
*Bumi Resources Minerals TBK PT	14,075,100	132,441
*Bumi Resources TBK PT	11,305,200	68,832
*Bumi Serpong Damai TBK PT	1,152,500	65,918
Ciputra Development TBK PT	2,585,000	191,570
*Dayamitra Telekomunikasi PT	1,840,400	64,516
Delta Dunia Makmur TBK PT	976,600	30,031
Dharma Satya Nusantara TBK PT	1,043,600	40,756
Elang Mahkota Teknologi TBK PT	3,001,600	71,256
Elnusa TBK PT	3,456,800	90,991
Erajaya Swasembada TBK PT	1,999,000	49,668
ESSA Industries Indonesia TBK PT	1,638,800	78,614
*Gajah Tunggal TBK PT	552,700	39,600
Gudang Garam TBK PT	99,100	111,076
*Harum Energy TBK PT	667,300	57,865
Hexindo Adiperkasa TBK PT	26,900	9,761
Indah Kiat Pulp & Paper TBK PT	548,500	316,248
Indika Energy TBK PT	541,300	47,772
Indo Tambangraya Megah TBK PT	77,700	120,540

22

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Indocement Tunggal Prakarsa TBK PT	130,900	$62,391
Indofood Sukses Makmur TBK PT	866,700	333,141
Indomobil Sukses Internasional TBK PT	280,500	23,720
*Intiland Development TBK PT	1,549,700	17,632
*Japfa Comfeed Indonesia TBK PT	1,139,500	80,242
*Kawasan Industri Jababeka TBK PT	3,516,200	26,382
*Lippo Karawaci TBK PT	4,880,900	19,512
Medco Energi Internasional TBK PT	2,325,300	193,060
Media Nusantara Citra TBK PT	2,453,700	47,384
*Metro Healthcare Indonesia TBK PT	1,013,300	10,719
Metrodata Electronics TBK PT	1,012,600	36,431
Mulia Industrindo TBK PT	305,800	7,222
Pabrik Kertas Tjiwi Kimia TBK PT	282,000	135,710
Pakuwon Jati TBK PT	4,129,300	102,090
*Panin Financial TBK PT	2,312,100	41,521
Panin Sekuritas TBK PT	1,400	142
*Paninvest TBK PT	154,500	8,172
*PP Persero TBK PT	985,600	25,458
Puradelta Lestari TBK PT	3,002,600	29,915
Ramayana Lestari Sentosa TBK PT	295,800	8,732
Salim Ivomas Pratama TBK PT	471,500	10,497
Sampoerna Agro TBK PT	1,800	221
Samudera Indonesia TBK PT	1,471,300	24,974
*Sarana Meditama Metropolitan TBK PT	527,100	8,234
*Semen Indonesia Persero TBK PT	936,575	268,992
Siloam International Hospitals TBK PT	5,200	768
Summarecon Agung TBK PT	2,921,400	92,529
Surya Citra Media TBK PT	1,099,300	8,721
*Surya Semesta Internusa TBK PT	1,312,500	86,370
Tempo Scan Pacific TBK PT	108,300	12,921
Timah TBK PT	1,093,800	61,215
Triputra Agro Persada PT	1,442,600	55,450
Tunas Baru Lampung TBK PT	492,400	18,775
United Tractors TBK PT	433,300	661,542
Vale Indonesia TBK PT	481,000	125,722
*Wijaya Karya Persero TBK PT	672,000	6,695
XL Axiata TBK PT	1,116,180	169,555

TOTAL INDONESIA		8,934,483

KOREA, REPUBLIC OF — (13.1%)
Advanced Process Systems Corp.	2,037	51,585
Aekyung Chemical Co., Ltd.	5,246	47,446
Ajin Industrial Co., Ltd.	10,567	30,621
*ALUKO Co., Ltd.	19,836	47,792
Amorepacific Corp.	1,401	171,818
*Ananti, Inc.	6,068	28,011
Asia Cement Co., Ltd.	4,339	31,802
ASIA Holdings Co., Ltd.	100	17,148
Asia Paper Manufacturing Co., Ltd.	4,030	24,756
Avaco Co., Ltd.	44	583
Baiksan Co., Ltd.	1,752	17,430
BH Co., Ltd.	5,200	65,654
Binggrae Co., Ltd.	1,075	55,535
BNK Financial Group, Inc.	47,062	285,688
Byucksan Corp.	14,618	23,797
*»Chorokbaem Media Co., Ltd.	2,648	1,941
CJ CheilJedang Corp.	2,194	534,967
CJ Corp.	3,805	351,565
*CJ ENM Co., Ltd.	3,127	171,950

23

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
CJ Logistics Corp.	1,840	$163,218
Cosmax, Inc.	779	78,965
Cuckoo Homesys Co., Ltd.	1,844	30,820
Dae Won Kang Up Co., Ltd.	7,269	30,452
Daechang Forging Co., Ltd.	5,236	25,420
Daedong Corp.	7,324	63,696
Daeduck Electronics Co., Ltd.	330	5,587
Daehan Steel Co., Ltd.	1,243	12,591
Daesang Corp.	6,030	95,766
Daesang Holdings Co., Ltd.	5,241	32,801
*Daesung Industrial Co., Ltd.	6,352	17,510
Daewon Pharmaceutical Co., Ltd.	1,009	10,921
*Daewoo Engineering & Construction Co., Ltd.	41,019	113,818
Daewoong Co., Ltd.	2,630	35,813
Daihan Pharmaceutical Co., Ltd.	932	19,185
Daishin Securities Co., Ltd.	6,119	69,509
DB Financial Investment Co., Ltd.	3,759	11,573
DB HiTek Co., Ltd.	406	12,161
DB Insurance Co., Ltd.	13,724	966,171
DGB Financial Group, Inc.	45,150	277,022
DI Dong Il Corp.	1,513	28,134
DL Holdings Co., Ltd.	2,782	107,488
DMS Co., Ltd.	2,720	12,458
DN Automotive Corp.	719	43,595
Dong-A Socio Holdings Co., Ltd.	757	60,523
Dongbang Transport Logistics Co., Ltd.	8,217	13,080
DongKook Pharmaceutical Co., Ltd.	44	525
Dongkuk Holdings Co., Ltd.	5,217	31,745
Dongkuk Industries Co., Ltd.	17,707	92,628
Dongsung Chemical Co., Ltd.	4,752	15,833
Dongwha Pharm Co., Ltd.	6,068	38,284
Dongwon F&B Co., Ltd.	1,170	32,930
Dongyang E&P, Inc.	1,224	18,022
Doosan Bobcat, Inc.	19,718	744,722
Doosan Co., Ltd.	1,614	177,854
*Doosan Enerbility Co., Ltd.	2,690	32,698
Dreamtech Co., Ltd.	2,291	15,665
DY Corp.	4,757	19,963
DY POWER Corp.	2,219	21,048
Easy Holdings Co., Ltd.	9,961	23,675
Ecoplastic Corp.	14,123	47,158
Elentec Co., Ltd.	1,665	9,481
E-MART, Inc.	4,272	196,893
ENF Technology Co., Ltd.	1,257	25,511
Eugene Investment & Securities Co., Ltd.	19,248	60,720
Fila Holdings Corp.	5,470	162,268
*Gaon Cable Co., Ltd.	1,776	63,286
Gradiant Corp.	3,395	39,990
GS Global Corp.	16,295	29,121
GS Holdings Corp.	11,799	383,312
GS Retail Co., Ltd.	10,704	154,353
Haesung Industrial Co., Ltd.	2,126	11,475
Hana Financial Group, Inc.	55,153	2,342,436
Hana Pharm Co., Ltd.	1,096	10,547
Hancom, Inc.	1,922	33,375
Handok, Inc.	1,040	10,407
Hanil Cement Co., Ltd.	4,614	43,800
Hanil Holdings Co., Ltd.	2,022	18,507

24

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Hanjin Transportation Co., Ltd.	2,405	$36,281
Hankook Tire & Technology Co., Ltd.	18,782	803,137
HanmiGlobal Co., Ltd.	458	5,405
Hanon Systems	1,830	7,388
Hansol Paper Co., Ltd.	2,756	21,496
Hansol Technics Co., Ltd.	5,416	21,984
Hanwha Aerospace Co., Ltd.	1,405	215,004
Hanwha Corp.	6,349	125,639
*Hanwha Galleria Corp.	44,473	45,017
Hanwha General Insurance Co., Ltd.	15,664	57,121
*Hanwha Investment & Securities Co., Ltd.	22,006	53,896
Hanwha Life Insurance Co., Ltd.	39,210	83,691
Hanwha Solutions Corp.	17,727	328,349
Hanwha Systems Co., Ltd.	372	5,297
Hanyang Eng Co., Ltd.	3,288	48,531
Hanyang Securities Co., Ltd.	1,080	8,275
Harim Co., Ltd.	4,508	9,965
Harim Holdings Co., Ltd.	12,927	61,637
HD Hyundai Co., Ltd.	10,929	532,968
HD Hyundai Construction Equipment Co., Ltd.	4,558	181,383
*HD Hyundai Energy Solutions Co., Ltd.	1,834	31,781
HD Hyundai Infracore Co., Ltd.	32,048	192,923
*HD HYUNDAI MIPO	26	1,413
*HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,324	601,697
HDC Holdings Co., Ltd.	6,269	39,779
HK inno N Corp.	1,416	39,700
HL Holdings Corp.	1,160	28,452
HL Mando Co., Ltd.	9,398	267,912
Home Center Holdings Co., Ltd.	13,331	11,015
HS Industries Co., Ltd.	4,658	13,835
Husteel Co., Ltd.	10,846	36,373
Hwa Shin Co., Ltd.	9,397	74,314
Hyosung Heavy Industries Corp.	2,002	453,387
Hyosung TNC Corp.	226	60,175
Hyundai Department Store Co., Ltd.	2,738	104,203
Hyundai Glovis Co., Ltd.	4,347	572,429
Hyundai Marine & Fire Insurance Co., Ltd.	9,372	212,245
Hyundai Motor Co.	37,095	6,736,738
Hyundai Motor Securities Co., Ltd.	4,259	27,426
Hyundai Steel Co.	14,078	329,515
Hyundai Wia Corp.	3,830	161,004
Iljin Electric Co., Ltd.	8,115	129,467
Iljin Holdings Co., Ltd.	6,388	19,874
iMarketKorea, Inc.	4,447	27,188
Industrial Bank of Korea	70,204	708,592
Innocean Worldwide, Inc.	1,106	18,205
Inzi Controls Co., Ltd.	3,330	18,408
IS Dongseo Co., Ltd.	3,265	63,783
JB Financial Group Co., Ltd.	20,754	199,867
JC Chemical Co., Ltd.	4,472	20,223
*Jeju Semiconductor Corp.	1,650	26,802
Jinsung T.E.C.	1,099	7,848
JS Corp.	544	7,435
*»Kanglim Co., Ltd.	2,404	329
Kangwon Land, Inc.	14,974	166,306
KB Financial Group, Inc.	94,123	5,148,469
KC Tech Co., Ltd.	876	23,356
KCC Glass Corp.	2,353	68,270

25

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
KCTC	5,064	$14,931
KEPCO Plant Service & Engineering Co., Ltd.	94	2,397
KG Chemical Corp.	15,400	63,846
KG DONGBUSTEEL	2,418	12,457
KG Eco Solution Co., Ltd.	7,982	52,439
*KG Mobility Co.	2,336	10,428
*Kib Plug Energy	17,620	5,316
KISWIRE, Ltd.	1,499	27,982
KIWOOM Securities Co., Ltd.	2,759	264,302
Kolon Corp.	2,348	27,861
Kolon Industries, Inc.	4,439	128,792
Kolon Mobility Group Corp.	3,585	8,715
*Korea Circuit Co., Ltd.	6,596	76,598
Korea Electric Terminal Co., Ltd.	1,093	50,929
Korea Investment Holdings Co., Ltd.	8,187	399,250
*Korea Line Corp.	39,344	50,899
Korea Movenex Co., Ltd.	6,300	23,384
Korea Petrochemical Ind Co., Ltd.	986	97,309
Korea Petroleum Industries Co.	2,292	25,622
Korea Zinc Co., Ltd.	670	224,691
Korean Air Lines Co., Ltd.	42,606	645,826
Korean Reinsurance Co.	27,295	161,744
KSS LINE, Ltd.	3,383	20,243
KT Skylife Co., Ltd.	3,136	12,661
KT&G Corp.	2,070	133,896
KTCS Corp.	9,205	21,313
Kukdong Oil & Chemicals Co., Ltd.	6,196	17,529
*Kumho HT, Inc.	19,642	8,612
Kumho Petrochemical Co., Ltd.	3,303	330,276
*Kumho Tire Co., Inc.	14,954	76,171
Kumkang Kind Co., Ltd.	6,632	26,248
Kwang Dong Pharmaceutical Co., Ltd.	8,151	40,280
Kyeryong Construction Industrial Co., Ltd.	1,209	12,037
Kyobo Securities Co., Ltd.	5,366	19,529
LG Chem, Ltd.	11,707	3,409,354
LG Corp.	16,066	922,973
*LG Display Co., Ltd.	57,174	436,013
*LG Display Co., Ltd., Sponsored ADR	1,836	7,417
LG Electronics, Inc.	29,082	1,954,792
LG H&H Co., Ltd.	963	292,642
LG HelloVision Co., Ltd.	7,033	17,199
LG Innotek Co., Ltd.	424	68,105
LG Uplus Corp.	59,037	420,747
Lotte Chemical Corp.	3,107	241,663
Lotte Chilsung Beverage Co., Ltd.	830	76,208
Lotte Corp.	5,076	101,733
LOTTE Fine Chemical Co., Ltd.	3,175	103,720
*Lotte Non-Life Insurance Co., Ltd.	10,896	27,317
Lotte Rental Co., Ltd.	3,396	66,834
Lotte Shopping Co., Ltd.	2,048	103,282
Lotte Wellfood Co., Ltd.	594	57,591
LS Corp.	4,479	447,544
LS Electric Co., Ltd.	2,099	268,203
LX Hausys, Ltd.	1,286	40,150
LX INTERNATIONAL Corp.	6,777	137,295
LX Semicon Co., Ltd.	218	11,641
Maeil Dairies Co., Ltd.	945	27,828
Meritz Financial Group, Inc.	5,995	344,406

26

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Mirae Asset Life Insurance Co., Ltd.	8,305	$30,045
Mirae Asset Securities Co., Ltd.	30,721	168,709
Nature Holdings Co., Ltd. (The)	1,115	11,415
NAVER Corp.	354	47,231
NCSoft Corp.	130	16,564
Neowiz	2,052	32,366
*ΩNetmarble Corp.	3,291	133,107
Nexen Corp.	3,563	11,047
Nexen Tire Corp.	10,152	68,459
NH Investment & Securities Co., Ltd.	39,692	358,695
NICE Holdings Co., Ltd.	4,351	38,659
Nong Shim Holdings Co., Ltd.	457	22,022
NongShim Co., Ltd.	623	179,404
NOROO Paint & Coatings Co., Ltd.	2,412	16,509
NOVAREX Co., Ltd.	2,796	21,019
OCI Co., Ltd.	1,262	86,106
OCI Holdings Co., Ltd.	3,202	219,861
Orion Corp.	344	23,123
Ottogi Corp.	306	92,325
Paik Kwang Industrial Co., Ltd.	3,096	17,607
Pan Ocean Co., Ltd.	66,951	199,095
Paradise Co., Ltd.	8,451	92,086
Partron Co., Ltd.	10,162	59,041
Poongsan Corp.	6,185	290,880
POSCO Holdings, Inc.	13,061	3,827,295
#POSCO Holdings, Inc., Sponsored ADR	1,000	71,550
Posco International Corp.	3,347	112,124
POSCO Steeleon Co., Ltd.	775	26,046
Protec Co., Ltd.	45	1,271
*RFTech Co., Ltd.	5,102	14,286
Sajodaerim Corp.	254	7,002
SAMHWA Paints Industrial Co., Ltd.	7,020	40,024
Samji Electronics Co., Ltd.	1,704	11,355
SAMPYO Cement Co., Ltd.	1,606	3,416
Samsung Electronics Co., Ltd.	115,775	6,491,978
Samsung Electronics Co., Ltd., Registered Shares, GDR	490	690,410
Samsung Fire & Marine Insurance Co., Ltd.	5,074	1,138,080
*Samsung Heavy Industries Co., Ltd.	37,970	259,617
Samsung Life Insurance Co., Ltd.	13,253	839,040
Samsung SDS Co., Ltd.	2,670	309,288
Samsung Securities Co., Ltd.	10,583	291,739
SAMT Co., Ltd.	14,594	38,858
Samyang Corp.	1,158	42,396
Samyang Packaging Corp.	801	9,934
SeAH Besteel Holdings Corp.	7,152	114,879
SeAH Steel Corp.	198	19,698
SeAH Steel Holdings Corp.	380	63,787
Sekonix Co., Ltd.	3,190	17,541
Seoyon Co., Ltd.	3,086	20,899
Seoyon E-Hwa Co., Ltd.	6,821	91,105
SFA Engineering Corp.	2,907	54,371
SGC Energy Co., Ltd.	1,850	32,995
Shindaeyang Paper Co., Ltd.	2,503	10,341
Shinhan Financial Group Co., Ltd.	87,517	2,953,960
Shinsegae International, Inc.	4,047	52,531
Shinsegae, Inc.	1,489	179,163
SJG Sejong	3,142	13,481
SK D&D Co., Ltd.	1,892	16,674

27

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
SK Discovery Co., Ltd.	2,490	$81,973
*SK Eternix Co., Ltd.	2,048	29,621
SK Gas, Ltd.	629	75,138
SK Hynix, Inc.	94,041	11,852,936
*SK Innovation Co., Ltd.	11,177	898,462
SK Networks Co., Ltd.	22,527	82,311
SK Securities Co., Ltd.	99,672	43,486
SK, Inc.	8,726	1,048,054
SL Corp.	4,998	121,686
SNT Motiv Co., Ltd.	2,019	67,782
S-Oil Corp.	10,468	550,628
Songwon Industrial Co., Ltd.	2,991	31,163
Soosan Heavy Industries Co., Ltd.	8,443	12,218
Soosan Industries Co., Ltd.	304	5,015
Suheung Co., Ltd.	1,152	18,421
Sun Kwang Co., Ltd.	940	12,222
Sung Kwang Bend Co., Ltd.	7,718	64,219
Sungshin Cement Co., Ltd.	4,098	26,300
Sungwoo Hitech Co., Ltd.	16,463	112,922
Sunjin Co., Ltd.	2,074	10,924
*SY Co., Ltd.	12,657	43,042
Systems Technology, Inc.	2,424	63,577
Tae Kyung Industrial Co., Ltd.	3,003	13,102
*Taewoong Co., Ltd.	1,646	26,677
TechWing, Inc.	507	12,747
TK Corp.	2,565	23,106
Tongyang Life Insurance Co., Ltd.	8,584	33,042
*Top Engineering Co., Ltd.	4,561	22,407
Tovis Co., Ltd.	56	771
TS Corp.	12,213	28,189
TYM Corp.	9,427	33,183
Unid Co., Ltd.	835	58,120
Unitrontech Co., Ltd.	578	2,392
Vitzro Tech Co., Ltd.	4,342	26,923
WiSoL Co., Ltd.	5,523	35,605
Wonik Materials Co., Ltd.	2,582	67,441
*Woongjin Thinkbig Co., Ltd.	12,415	19,313
*Wooree Bio Co., Ltd.	14,285	26,459
Woori Financial Group, Inc.	115,405	1,188,201
Y G-1 Co., Ltd.	4,011	16,832
Y-entec Co., Ltd.	332	1,737
Youngone Corp.	4,717	131,056
Youngone Holdings Co., Ltd.	1,146	70,645
Yuanta Securities Korea Co., Ltd.	22,645	45,549
Zeus Co., Ltd.	3,675	44,831
Zinus, Inc.	2,546	23,248

TOTAL KOREA, REPUBLIC OF		78,495,155

KUWAIT — (0.6%)
A’ayan Leasing & Investment Co. KSCP	193,456	106,150
Agility Public Warehousing Co. KSC	474,827	487,160
Al Ahli Bank of Kuwait KSCP	285,900	222,779
*ALAFCO Aviation Lease & Finance Co. KSCP	17,339	11,935
Burgan Bank SAK	348,518	204,811
Combined Group Contracting Co. SAK	32,462	46,269
Gulf Bank KSCP	688,484	576,717
Gulf Cables & Electrical Industries Group Co. KSCP	17,652	71,926
Heavy Engineering & Ship Building Co. KSCP	19,022	52,434
Integrated Holding Co. KCSC	41,143	67,459

28

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KUWAIT — (Continued)
Kuwait Cement Co. KSC	128,738	$80,670
Kuwait Finance House KSCP	25,156	58,806
*Kuwait Insurance Co. SAK	12,962	22,094
Kuwait International Bank KSCP	319,690	167,111
Mezzan Holding Co. KSCC	32,897	79,038
Mobile Telecommunications Co. KSCP	664,912	1,053,497
National Bank of Kuwait SAKP	73,351	206,002
*Warba Bank KSCP	425,307	260,984

TOTAL KUWAIT		3,775,842

MALAYSIA — (1.6%)
#Aeon Co. M BHD	105,300	24,491
#AFFIN Bank BHD	189,539	101,273
Alliance Bank Malaysia BHD	265,000	212,111
Allianz Malaysia BHD	9,900	43,645
AMMB Holdings BHD	568,600	500,392
Axiata Group BHD	688,400	408,208
#Bank Islam Malaysia BHD	193,700	103,902
Batu Kawan BHD	8,300	34,748
*Berjaya Corp. BHD	659,366	40,066
#*Berjaya Land BHD	126,900	9,306
*Bumi Armada BHD	927,600	114,674
Cahya Mata Sarawak BHD	160,500	36,993
CIMB Group Holdings BHD	1,457,861	2,019,164
*Coastal Contracts BHD	19,600	6,160
#*Dagang NeXchange BHD	540,100	44,702
Dayang Enterprise Holdings BHD	3,100	1,695
DRB-Hicom BHD	217,200	63,715
*Eastern & Oriental BHD	244,400	52,234
Eco World Development Group BHD	280,200	85,719
*Ekovest BHD	286,200	26,686
Gamuda BHD	448,387	498,887
Genting BHD	566,300	536,339
Genting Malaysia BHD	529,100	292,682
Genting Plantations BHD	47,200	59,933
HAP Seng Consolidated BHD	46,700	43,349
Hap Seng Plantations Holdings BHD	52,200	20,235
*Hartalega Holdings BHD	553,600	324,794
Hiap Teck Venture BHD	246,900	20,694
Hibiscus Petroleum BHD	186,560	106,327
Hong Leong Financial Group BHD	34,800	121,919
IGB BHD	54,800	28,591
IJM Corp. BHD	383,400	194,411
IOI Properties Group BHD	270,100	122,245
Jaya Tiasa Holdings BHD	140,000	36,668
#Kenanga Investment Bank BHD	103,000	23,524
#*KSL Holdings BHD	90,000	32,436
Lagenda Properties BHD	69,200	21,460
LBS Bina Group BHD	120,300	17,267
Leong Hup International BHD	179,400	21,802
Magnum BHD	198,600	47,855
#Mah Sing Group BHD	331,500	86,825
#Malayan Flour Mills BHD	232,300	32,125
#*Malaysia Building Society BHD	458,500	75,896
Malaysia Smelting Corp. BHD	41,800	25,137
Malaysian Resources Corp. BHD	774,900	108,787
Matrix Concepts Holdings BHD	232,600	89,190
Mega First Corp. BHD	42,300	41,392
Mi Technovation BHD	35,700	14,063

29

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
MISC BHD	182,700	$304,723
MKH BHD	101,600	28,527
*MKH Oil Palm East Kalimantan Sdn BHD	14,514	1,870
#MNRB Holdings BHD	50,900	18,664
*Muhibbah Engineering M BHD	122,400	24,236
OCK Group BHD	94,500	11,682
Pantech Group Holdings BHD	109,800	24,617
#Paramount Corp. BHD	53,000	12,216
Perak Transit BHD	91,300	14,157
Petron Malaysia Refining & Marketing BHD	9,400	9,730
RHB Bank BHD	341,104	393,101
Sarawak Oil Palms BHD	72,200	46,142
Sime Darby BHD	761,700	446,885
#Sime Darby Property BHD	586,600	120,454
SP Setia BHD Group	541,000	165,502
#Sunway BHD	236,000	174,064
Ta Ann Holdings BHD	57,800	51,230
Thong Guan Industries BHD	50,400	21,755
*Top Glove Corp. BHD	622,300	114,746
*Tropicana Corp. BHD	2,800	880
#TSH Resources BHD	234,300	55,967
UEM Sunrise BHD	351,300	78,762
United Malacca BHD	3,000	3,187
#UOA Development BHD	91,300	36,156
*Uzma BHD	46,900	11,891
Velesto Energy BHD	980,300	55,460
#WCT Holdings BHD	199,800	21,979
Yinson Holdings BHD	292,960	150,393
YTL Corp. BHD	606,400	393,890

TOTAL MALAYSIA		9,767,583

MEXICO — (2.8%)
#*Alpek SAB de CV	65,401	48,902
Arca Continental SAB de CV	15,900	155,953
*Axtel SAB de CV	227,100	14,128
ΩBanco del Bajio SA	161,261	597,778
*Cemex SAB de CV	359,304	286,161
*Cemex SAB de CV, Sponsored ADR	259,061	2,049,172
Coca-Cola Femsa SAB de CV	14,560	145,229
Cydsa SAB de CV	29,031	32,458
El Puerto de Liverpool SAB de CV	33,005	264,761
Fomento Economico Mexicano SAB de CV	39,000	458,725
Fomento Economico Mexicano SAB de CV, Sponsored ADR	4,450	523,587
GCC SAB de CV	23,673	270,902
Genomma Lab Internacional SAB de CV, Class B	173,451	170,107
Gentera SAB de CV	306,526	494,191
#*Grupo Carso SAB de CV, Class A1	46,900	370,856
Grupo Comercial Chedraui SA de CV	17,700	131,484
Grupo Financiero Banorte SAB de CV, Class O	326,658	3,250,571
*Grupo Financiero Inbursa SAB de CV, Class O	276,514	770,380
Grupo Herdez SAB de CV	29,800	85,665
*Grupo Industrial Saltillo SAB de CV	16,923	22,000
Grupo Mexico SAB de CV, Class B	574,097	3,566,521
*Grupo Simec SAB de CV, Class B	4,125	44,062
Grupo Televisa SAB	339,974	202,127
*ΩGrupo Traxion SAB de CV	116,700	197,325
#*Industrias Penoles SAB de CV	37,020	540,162
La Comer SAB de CV	106,332	228,971
Megacable Holdings SAB de CV	192,397	563,127

30

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
*ΩNemak SAB de CV	449,225	$78,041
#*Ollamani SAB	16,999	34,998
Orbia Advance Corp. SAB de CV	217,817	359,736
#Organizacion Soriana SAB de CV, Class B	18,220	36,304
Promotora y Operadora de Infraestructura SAB de CV	38,748	391,358
Promotora y Operadora de Infraestructura SAB de CV, Class L	5	36
Qualitas Controladora SAB de CV	3,200	42,073
Regional SAB de CV	49,284	447,529
*Vista Energy SAB de CV, Sponsored ADR	300	12,945

TOTAL MEXICO		16,888,325

PHILIPPINES — (0.6%)
ACEN Corp.	1,430,110	102,737
Alliance Global Group, Inc.	466,400	81,382
Apex Mining Co., Inc.	289,000	16,509
Asia United Bank Corp.	1,200	885
Ayala Corp.	27,210	289,676
Ayala Land, Inc.	591,500	294,375
Bank of the Philippine Islands	25,154	55,517
BDO Unibank, Inc.	130,204	334,027
China Banking Corp.	136,900	92,659
*Converge Information and Communications Technology Solutions, Inc.	432,500	70,376
DMCI Holdings, Inc.	769,400	147,571
DoubleDragon Corp.	24,700	3,374
East West Banking Corp.	32,400	5,233
Filinvest Development Corp.	8,100	792
Filinvest Land, Inc.	546,000	6,900
First Philippine Holdings Corp.	9,680	10,925
Global Ferronickel Holdings, Inc.	365,000	11,878
Globe Telecom, Inc.	1,295	39,768
GT Capital Holdings, Inc.	22,510	249,187
JG Summit Holdings, Inc.	431,100	251,861
Lopez Holdings Corp.	5,000	314
LT Group, Inc.	490,900	86,337
Megaworld Corp.	1,826,000	57,844
Metropolitan Bank & Trust Co.	353,920	428,856
Nickel Asia Corp.	142,000	9,882
Petron Corp.	503,000	26,121
Philex Mining Corp.	214,100	11,267
*Philippine National Bank	53,900	20,247
Puregold Price Club, Inc.	172,900	70,934
Rizal Commercial Banking Corp.	1,900	748
Robinsons Land Corp.	354,000	95,595
Robinsons Retail Holdings, Inc.	37,800	23,523
San Miguel Corp.	88,260	160,421
Security Bank Corp.	89,820	110,937
*Shell Pilipinas Corp.	33,500	6,240
Union Bank of the Philippines	101,123	67,394
Vista Land & Lifescapes, Inc.	307,000	7,972

TOTAL PHILIPPINES		3,250,264

POLAND — (1.3%)
AB SA	3,022	65,574
*Agora SA	4,980	12,800
*Alior Bank SA	22,190	569,241
Apator SA	2,725	9,886
Arctic Paper SA	8,229	41,732
ASBISc Enterprises PLC	11,248	68,106
Asseco Poland SA	15,925	314,856

31

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
*Bank Ochrony Srodowiska SA	4,953	$19,463
Bank Polska Kasa Opieki SA	13,769	575,084
BNPP Bank Polska SA	678	16,924
Boryszew SA	7,004	10,715
#*Cognor Holding SA	50,822	104,500
ComArch SA	902	54,058
*Cyfrowy Polsat SA	64,205	159,548
Echo Investment SA	29,520	34,289
*Enea SA	66,370	138,930
Erbud SA	696	7,259
*Fabryki Mebli Forte SA	1,623	9,225
*Grenevia SA	69,761	41,895
KGHM Polska Miedz SA	26,313	914,644
Lubelski Wegiel Bogdanka SA	3,401	24,156
*mBank SA	1,281	217,114
Mirbud SA	16,282	39,676
*NEWAG SA	707	5,032
ORLEN SA	164,721	2,704,709
*PGE Polska Grupa Energetyczna SA	219,449	330,180
*PKP Cargo SA	11,811	35,203
*Polimex-Mostostal SA	26,786	23,156
Powszechna Kasa Oszczednosci Bank Polski SA	37,335	560,076
Santander Bank Polska SA	3,871	536,504
*Tauron Polska Energia SA	338,190	243,636
*Torpol SA	4,960	38,735
VRG SA	48,398	39,472
*Zespol Elektrowni Patnow Adamow Konin SA	2,258	10,993

TOTAL POLAND		7,977,371

QATAR — (0.6%)
*Aamal Co.	609,044	130,975
Baladna	203,709	75,531
Barwa Real Estate Co.	613,363	473,373
Commercial Bank PSQC (The)	307,918	351,218
Doha Bank QPSC	460,813	188,957
Doha Insurance Co. QSC	18,758	12,364
*Estithmar Holding QPSC	99,257	55,858
Gulf International Services QSC	335,754	255,804
Gulf Warehousing Co.	78,910	71,520
*Lesha Bank LLC	156,140	56,993
Masraf Al Rayan QSC	672,736	464,134
Mazaya Real Estate Development QPSC	98,566	17,623
Medicare Group	11,312	12,583
Mesaieed Petrochemical Holding Co.	448,181	236,215
Ooredoo QPSC	170,063	466,611
Qatar Aluminum Manufacturing Co.	37,834	14,683
Qatar Gas Transport Co., Ltd.	117,215	128,740
Qatar Industrial Manufacturing Co. QSC	55,507	40,109
Qatar Insurance Co. SAQ	192,156	119,748
Qatar National Cement Co. QSC	172,126	168,864
Salam International Investment, Ltd. QSC	207,046	35,996
United Development Co. QSC	466,662	140,985
Vodafone Qatar QSC	197,808	96,160

TOTAL QATAR		3,615,044

SAUDI ARABIA — (3.6%)
Al Babtain Power & Telecommunication Co.	13,017	143,685
*Al Hassan Ghazi Ibrahim Shaker Co.	1,556	14,085
*Al Jouf Cement Co.	9,921	30,314

32

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
*Al Khaleej Training and Education Co.	188	$1,644
*AlAbdullatif Industrial Investment Co.	11,758	54,674
*AlJazira Takaful Ta’awuni Co.	5,006	24,692
*Allianz Saudi Fransi Cooperative Insurance Co.	4,264	23,852
*Alujain Corp.	13,583	162,789
Arab National Bank	162,785	1,341,134
*Arabia Insurance Cooperative Co.	1,582	6,951
Arabian Cement Co.	14,462	118,184
*Arabian Shield Cooperative Insurance Co.	16,604	100,405
Arriyadh Development Co.	1,358	8,465
*Bank Al-Jazira	109,460	472,792
Banque Saudi Fransi	124,115	1,212,823
Basic Chemical Industries, Ltd.	1,126	10,388
City Cement Co.	8,085	44,794
*Dar Al Arkan Real Estate Development Co.	190,132	674,227
Eastern Province Cement Co.	11,929	106,231
*Emaar Economic City	111,248	230,173
Etihad Etisalat Co.	41,276	572,269
*Gulf Union Cooperative Insurance Co.	5,815	35,660
Hail Cement Co.	8,124	24,823
*Jazan Development and Investment Co.	5,151	22,688
*Methanol Chemicals Co.	12,615	56,842
Mobile Telecommunications Co.	94,445	304,190
*Najran Cement Co.	22,164	58,799
*National Industrialization Co.	41,587	155,233
Northern Region Cement Co.	16,765	43,761
Sahara International Petrochemical Co.	66,546	608,577
Saudi Awwal Bank	217,017	2,360,767
Saudi Basic Industries Corp.	153,865	3,466,537
*Saudi Ceramic Co.	9,367	88,160
Saudi Chemical Co. Holding	37,940	81,431
Saudi Industrial Investment Group	4,042	25,024
Saudi Investment Bank (The)	110,759	498,483
*Saudi Kayan Petrochemical Co.	218,380	545,572
Saudi Marketing Co.	124	861
Saudi National Bank (The)	604,748	6,062,637
*Saudi Public Transport Co.	13,631	73,414
*Saudi Reinsurance Co.	5,103	37,348
Saudi Telecom Co.	626	6,284
*Seera Group Holding	48,934	356,835
*Sinad Holding Co.	23,507	83,233
Sustained Infrastructure Holding Co.	35,568	359,890
*Tabuk Cement Co.	11,220	39,009
*Umm Al-Qura Cement Co.	4,730	21,111
United International Transportation Co.	11,803	262,457
*Walaa Cooperative Insurance Co.	14,047	114,605
Yamama Cement Co.	20,976	194,626
Yanbu National Petrochemical Co.	31,211	322,462

TOTAL SAUDI ARABIA		21,665,890

SOUTH AFRICA — (2.4%)
Absa Group, Ltd.	175,387	1,354,442
AECI, Ltd.	25,561	127,441
African Rainbow Minerals, Ltd.	32,035	333,758
Anglo American Platinum, Ltd.	538	18,901
#Anglogold Ashanti PLC	21,539	495,182
Aspen Pharmacare Holdings, Ltd.	77,679	924,899
Barloworld, Ltd.	32,699	149,818
*Blue Label Telecoms, Ltd.	50,393	11,504

33

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
Curro Holdings, Ltd.	18,577	$10,573
*DataTec, Ltd.	54,410	105,523
DRDGOLD, Ltd.	21,767	17,554
DRDGOLD, Ltd., ADR	856	6,677
Exxaro Resources, Ltd.	51,491	494,827
Foschini Group, Ltd. (The)	72,629	383,974
Grindrod, Ltd.	181,096	124,989
Harmony Gold Mining Co., Ltd.	17,805	155,886
#Harmony Gold Mining Co., Ltd., Sponsored ADR	82,282	705,157
Hudaco Industries, Ltd.	3,372	30,076
Impala Platinum Holdings, Ltd.	106,150	477,560
Investec, Ltd.	50,608	322,311
*KAP, Ltd.	585,279	79,858
Lewis Group, Ltd.	1,748	4,103
Life Healthcare Group Holdings, Ltd.	277,877	158,739
Merafe Resources, Ltd.	218,131	14,476
*Metair Investments, Ltd.	24,307	15,163
Momentum Metropolitan Holdings	276,150	302,164
Motus Holdings, Ltd.	35,756	158,813
Mpact, Ltd.	14,166	19,231
MTN Group, Ltd.	375,623	1,806,358
Nedbank Group, Ltd.	86,541	1,050,999
Netcare, Ltd.	47,548	28,954
Oceana Group, Ltd.	23,474	94,753
Old Mutual, Ltd.	1,134,227	663,592
Omnia Holdings, Ltd.	46,722	132,707
ΩPepkor Holdings, Ltd.	478,842	454,039
*PPC, Ltd.	324,655	56,190
Raubex Group, Ltd.	51,633	83,608
Reunert, Ltd.	23,156	81,507
RFG Holdings, Ltd.	19,140	13,606
Sappi, Ltd.	180,175	485,552
Sasol, Ltd.	78,364	554,416
Sibanye Stillwater, Ltd.	631,923	730,368
Sibanye Stillwater, Ltd., ADR	6,986	32,485
*Southern Sun, Ltd.	182,030	50,157
Standard Bank Group, Ltd.	20,434	192,117
Super Group, Ltd.	75,458	112,011
*Telkom SA SOC, Ltd.	71,111	90,382
Thungela Resources, Ltd.	34,614	243,438
Wilson Bayly Holmes-Ovcon, Ltd.	4,012	29,758
*Zeda, Ltd.	39,604	24,811

TOTAL SOUTH AFRICA		14,015,407

TAIWAN — (18.5%)
#Ability Enterprise Co., Ltd.	62,000	77,210
AcBel Polytech, Inc.	171,389	209,223
Acer, Inc.	584,000	809,766
ACES Electronic Co., Ltd.	29,000	36,114
*Acon Holding, Inc.	54,000	17,330
Acter Group Corp., Ltd.	8,000	51,348
Action Electronics Co., Ltd.	51,000	31,090
ADATA Technology Co., Ltd.	29,305	89,998
Advanced International Multitech Co., Ltd.	24,000	55,353
*Advanced Optoelectronic Technology, Inc.	34,000	28,088
Advancetek Enterprise Co., Ltd.	10,000	17,782
*ALI Corp.	51,000	36,024
Alltek Technology Corp.	41,080	43,651
Alpha Networks, Inc.	26,000	25,990

34

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Altek Corp.	104,000	$124,562
Anji Technology Co., Ltd.	20,000	23,064
Apacer Technology, Inc.	23,000	47,749
APCB, Inc.	14,000	8,814
Apex Biotechnology Corp.	22,000	22,735
Apex International Co., Ltd.	33,000	41,957
Apex Science & Engineering	34,000	14,253
ARBOR Technology Corp.	9,000	11,802
Arcadyan Technology Corp.	29,000	154,075
#Ardentec Corp.	135,000	303,897
ASE Technology Holding Co., Ltd.	792,000	3,599,779
Asia Cement Corp.	397,000	532,796
Asia Optical Co., Inc.	50,000	98,581
Asia Polymer Corp.	85,000	50,642
Asia Tech Image, Inc.	11,000	24,357
#ASolid Technology Co., Ltd.	11,000	26,823
ASROCK, Inc.	5,000	34,857
Asustek Computer, Inc.	104,000	1,373,380
ATE Energy International Co., Ltd.	11,000	10,692
AUO Corp.	1,106,600	621,915
Avalue Technology, Inc.	2,000	7,524
AVer Information, Inc.	7,000	10,362
Avermedia Technologies	20,000	22,542
Axiomtek Co., Ltd.	2,000	5,270
#*Azurewave Technologies, Inc.	21,000	28,441
*Bank of Kaohsiung Co., Ltd.	178,827	63,706
Basso Industry Corp.	29,000	37,094
BenQ Materials Corp.	22,000	23,377
BES Engineering Corp.	410,000	222,867
Bin Chuan Enterprise Co., Ltd.	14,000	10,276
Bizlink Holding, Inc.	33,000	233,601
Brighton-Best International Taiwan, Inc.	94,000	100,461
Browave Corp.	4,000	13,083
Capital Futures Corp.	12,000	20,527
Capital Securities Corp.	399,000	305,113
Career Technology MFG. Co., Ltd.	2,136	1,302
Cathay Financial Holding Co., Ltd.	1,579,397	2,449,467
Cathay Real Estate Development Co., Ltd.	114,000	134,089
Cayman Engley Industrial Co., Ltd.	13,000	23,116
#CCP Contact Probes Co., Ltd.	28,000	39,469
*Central Reinsurance Co., Ltd.	85,284	70,978
Chain Chon Industrial Co., Ltd.	38,000	15,755
Chang Hwa Commercial Bank, Ltd.	841,050	471,383
Chang Wah Electromaterials, Inc.	36,000	49,420
Channel Well Technology Co., Ltd.	14,000	32,504
CHC Healthcare Group	25,000	42,688
Chen Full International Co., Ltd.	23,000	28,466
#Cheng Fwa Industrial Co., Ltd.	44,000	42,903
Cheng Loong Corp.	201,000	180,247
Cheng Shin Rubber Industry Co., Ltd.	521,000	754,412
Cheng Uei Precision Industry Co., Ltd.	88,000	125,938
#Chenming Electronic Technology Corp.	56,000	126,577
Chia Chang Co., Ltd.	21,000	29,538
Chicony Electronics Co., Ltd.	2,000	12,438
Chien Shing Harbour Service Co., Ltd.	8,000	11,682
#China Airlines, Ltd.	774,000	497,982
China Bills Finance Corp.	170,000	79,617
China Chemical & Pharmaceutical Co., Ltd.	54,000	36,401

35

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*China Development Financial Holding Corp.	3,321,000	$1,392,164
China General Plastics Corp.	89,000	50,018
China Metal Products	61,000	88,984
China Steel Corp.	1,859,000	1,418,714
China Steel Structure Co., Ltd.	15,000	28,469
#China Wire & Cable Co., Ltd.	23,000	31,185
Chinese Maritime Transport, Ltd.	18,000	25,290
*Ching Feng Home Fashions Co., Ltd.	35,025	26,891
Chin-Poon Industrial Co., Ltd.	156,000	197,863
#Chipbond Technology Corp.	184,000	430,023
ChipMOS Technologies, Inc.	145,000	204,395
Chong Hong Construction Co., Ltd.	47,000	184,755
Chun YU Works & Co., Ltd.	21,000	15,575
Chun Yuan Steel Industry Co., Ltd.	108,000	74,793
Chung Hung Steel Corp.	9,000	6,426
Chung Hwa Pulp Corp.	93,000	66,118
Chung-Hsin Electric & Machinery Manufacturing Corp.	31,000	175,174
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	17,000	24,094
Collins Co., Ltd.	49,000	30,548
Compal Electronics, Inc.	1,074,000	1,180,800
*Compeq Manufacturing Co., Ltd.	263,000	623,537
Concord International Securities Co., Ltd.	32,500	22,856
*Concord Securities Co., Ltd.	127,000	62,794
Continental Holdings Corp.	107,000	124,870
Contrel Technology Co., Ltd.	44,000	49,321
#Coremax Corp.	23,000	46,054
Coretronic Corp.	82,000	259,382
Co-Tech Development Corp.	69,000	138,373
Coxon Precise Industrial Co., Ltd.	10,000	5,205
#Crowell Development Corp.	21,000	32,246
CTBC Financial Holding Co., Ltd.	4,144,000	4,339,733
CTCI Corp.	4,000	6,351
CviLux Corp.	10,000	13,359
Cyberlink Corp.	14,000	38,308
CyberPower Systems, Inc.	8,400	67,588
DA CIN Construction Co., Ltd.	57,600	102,244
Da-Li Development Co., Ltd.	31,500	61,236
Darfon Electronics Corp.	67,000	130,247
Darwin Precisions Corp.	149,000	77,790
De Licacy Industrial Co., Ltd.	46,500	19,136
Depo Auto Parts Ind Co., Ltd.	26,000	157,699
Dimerco Express Corp.	12,500	35,970
D-Link Corp.	106,000	58,270
*DONPON PRECISION, Inc.	20,000	16,000
#Dynamic Holding Co., Ltd.	73,000	153,344
Dynapack International Technology Corp.	44,000	131,343
Eastech Holding, Ltd.	20,000	68,792
*Eastern Media International Corp.	51,000	30,933
Edison Opto Corp.	18,000	13,267
Edom Technology Co., Ltd.	43,000	30,835
Elite Advanced Laser Corp.	34,000	66,095
Elite Semiconductor Microelectronics Technology, Inc.	11,000	30,066
#*Elitegroup Computer Systems Co., Ltd.	153,000	144,251
Emerging Display Technologies Corp.	34,000	32,943
Ennoconn Corp.	27,000	271,973
#*Ennostar, Inc.	156,000	205,288
EnTie Commercial Bank Co., Ltd.	49,000	21,218
Eson Precision Ind Co., Ltd.	32,000	55,033

36

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Eternal Materials Co., Ltd.	236,650	$230,385
#Eva Airways Corp.	595,000	649,599
*Everest Textile Co., Ltd.	93,000	22,563
Evergreen International Storage & Transport Corp.	145,000	149,845
Everlight Chemical Industrial Corp.	97,000	60,472
Everlight Electronics Co., Ltd.	94,000	182,157
*Evertop Wire Cable Corp.	32,000	25,748
Excelsior Medical Co., Ltd.	24,922	69,725
Far Eastern Department Stores, Ltd.	207,000	215,824
Far Eastern International Bank	513,500	242,068
Far Eastern New Century Corp.	527,000	525,997
Farglory Land Development Co., Ltd.	53,000	119,308
Feedback Technology Corp.	9,000	33,582
Feng Hsin Steel Co., Ltd.	42,000	90,805
First Financial Holding Co., Ltd.	288,000	241,902
First Insurance Co., Ltd. (The)	58,000	37,673
*First Steamship Co., Ltd.	178,000	42,311
Fitipower Integrated Technology, Inc.	23,150	174,894
FLEXium Interconnect, Inc.	83,000	232,977
#Forcecon Tech Co., Ltd.	15,000	76,700
Formosa Advanced Technologies Co., Ltd.	44,000	49,592
Formosa Laboratories, Inc.	42,000	130,275
Formosa Optical Technology Co., Ltd.	4,000	12,776
Formosa Petrochemical Corp.	12,000	26,608
Formosa Plastics Corp.	458,000	963,485
Formosan Union Chemical	73,000	43,829
Founding Construction & Development Co., Ltd.	38,000	31,217
#*Franbo Lines Corp.	76,988	47,169
Froch Enterprise Co., Ltd.	53,000	31,007
Fu Chun Shin Machinery Manufacture Co., Ltd.	47,380	25,100
Fu Hua Innovation Co., Ltd.	69,090	71,292
#Fubon Financial Holding Co., Ltd.	1,339,695	2,842,974
Fulgent Sun International Holding Co., Ltd.	28,000	103,618
#Fulltech Fiber Glass Corp.	112,701	62,992
Fwusow Industry Co., Ltd.	63,810	37,723
G Shank Enterprise Co., Ltd.	41,888	95,451
Gamania Digital Entertainment Co., Ltd.	2,000	4,717
GEM Services, Inc.	12,000	25,097
Gemtek Technology Corp.	84,000	85,775
General Plastic Industrial Co., Ltd.	10,000	11,747
Genius Electronic Optical Co., Ltd.	4,000	54,174
Genovate Biotechnology Co., Ltd.	14,000	10,512
#Getac Holdings Corp.	38,000	122,535
Giant Manufacturing Co., Ltd.	41,000	275,121
Giantplus Technology Co., Ltd.	53,000	21,241
#Gigabyte Technology Co., Ltd.	30,000	275,474
Global Brands Manufacture, Ltd.	98,000	220,005
Global Lighting Technologies, Inc.	16,000	30,711
Global Mixed Mode Technology, Inc.	4,000	35,440
Globaltek Fabrication Co., Ltd.	9,000	13,820
*Globe Union Industrial Corp.	38,000	21,531
#Gloria Material Technology Corp.	273,000	454,413
#GMI Technology, Inc.	4,136	5,875
Goldsun Building Materials Co., Ltd.	198,000	292,178
Gordon Auto Body Parts	140,000	147,043
Gourmet Master Co., Ltd.	22,000	61,415
*Grand Fortune Securities Co., Ltd.	69,000	34,011
Great China Metal Industry	32,000	23,586

37

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Greatek Electronics, Inc.	61,000	$114,274
GTM Holdings Corp.	22,000	22,465
*Hai Kwang Enterprise Corp.	31,000	19,517
Harvatek Corp.	32,000	23,488
Hey Song Corp.	68,000	88,127
Hi-Clearance, Inc.	3,000	12,945
*Highlight Tech Corp.	7,000	12,834
Highwealth Construction Corp.	312,440	425,069
Hiroca Holdings, Ltd.	18,000	18,463
Hitron Technology, Inc.	53,000	49,318
Hiwin Technologies Corp.	16,000	113,752
Hocheng Corp.	65,000	38,826
Holy Stone Enterprise Co., Ltd.	34,700	103,369
Hon Hai Precision Industry Co., Ltd.	2,608,000	12,494,564
Hong Pu Real Estate Development Co., Ltd.	33,000	37,802
*Hong TAI Electric Industrial	87,000	98,056
Hota Industrial Manufacturing Co., Ltd.	52,000	87,034
Hsin Kuang Steel Co., Ltd.	66,000	119,182
Hsin Yung Chien Co., Ltd.	4,000	13,083
Hu Lane Associate, Inc.	5,000	23,878
#HUA ENG Wire & Cable Co., Ltd.	58,000	64,213
Hua Nan Financial Holdings Co., Ltd.	738,320	536,247
Huaku Development Co., Ltd.	69,000	351,760
Huang Hsiang Construction Corp.	20,000	35,624
Huikwang Corp.	17,000	16,707
Hung Ching Development & Construction Co., Ltd.	42,000	73,392
Hung Sheng Construction, Ltd.	64,000	53,658
Hwa Fong Rubber Industrial Co., Ltd.	29,000	15,096
Hwacom Systems, Inc.	29,000	18,480
*IBF Financial Holdings Co., Ltd.	623,642	278,668
#Ichia Technologies, Inc.	387,000	394,583
I-Chiun Precision Industry Co., Ltd.	77,000	173,807
Info-Tek Corp.	8,000	10,810
Innolux Corp.	1,505,013	658,634
Inpaq Technology Co., Ltd.	39,401	103,337
Integrated Service Technology, Inc.	9,000	40,077
IntelliEPI, Inc.	7,000	13,780
#Inventec Corp.	395,000	644,140
Iron Force Industrial Co., Ltd.	11,000	33,140
I-Sheng Electric Wire & Cable Co., Ltd.	16,000	25,944
ITE Technology, Inc.	10,000	51,287
ITEQ Corp.	62,000	208,495
Jarllytec Co., Ltd.	13,000	88,831
Jean Co., Ltd.	38,509	36,957
#Jess-Link Products Co., Ltd.	12,000	53,252
Jia Wei Lifestyle, Inc.	7,000	16,381
Jiin Yeeh Ding Enterprise Co., Ltd.	5,000	8,660
Joinsoon Electronics Manufacturing Co., Ltd.	15,000	10,019
K Laser Technology, Inc.	34,000	27,044
Kedge Construction Co., Ltd.	14,000	44,285
KEE TAI Properties Co., Ltd.	58,000	28,410
Kenda Rubber Industrial Co., Ltd.	156,200	159,500
Kent Industrial Co., Ltd.	13,000	10,839
Kerry TJ Logistics Co., Ltd.	50,000	64,953
Kindom Development Co., Ltd.	85,000	146,966
King Chou Marine Technology Co., Ltd.	9,000	10,821
King Yuan Electronics Co., Ltd.	539,000	1,585,781
King’s Town Bank Co., Ltd.	203,000	349,742

38

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Kinko Optical Co., Ltd.	35,000	$26,764
Kinpo Electronics	258,000	116,077
Kinsus Interconnect Technology Corp.	77,000	225,358
Ko Ja Cayman Co., Ltd.	14,000	21,755
KS Terminals, Inc.	27,000	62,852
#*Kung Sing Engineering Corp.	117,000	50,843
#Kuo Toong International Co., Ltd.	83,000	212,840
Kwong Lung Enterprise Co., Ltd.	22,000	40,335
L&K Engineering Co., Ltd.	47,142	393,791
Largan Precision Co., Ltd.	20,000	1,342,055
Laster Tech Corp., Ltd.	29,000	38,118
Lelon Electronics Corp.	27,000	62,604
Lemtech Holdings Co., Ltd.	5,000	19,962
*Leofoo Development Co., Ltd.	36,000	23,217
Lien Hwa Industrial Holdings Corp.	2,000	4,079
Ligitek Electronics Co., Ltd.	19,000	13,975
Lingsen Precision Industries, Ltd.	91,000	62,461
Lite-On Technology Corp.	158,000	485,228
Liton Technology Corp.	10,000	11,470
Long Da Construction & Development Corp.	54,000	78,524
Longchen Paper & Packaging Co., Ltd.	161,000	77,133
Longwell Co.	52,000	125,521
Lucky Cement Corp.	40,000	20,822
Lumax International Corp., Ltd.	20,400	68,288
*Lung Yen Life Service Corp.	35,000	47,348
Luxe Green Energy Technology Co., Ltd.	49,835	52,265
Macauto Industrial Co., Ltd.	18,000	39,193
Macroblock, Inc.	8,000	23,291
Macronix International Co., Ltd.	477,000	404,312
Mayer Steel Pipe Corp.	8,000	9,754
Mega Financial Holding Co., Ltd.	241,091	296,162
Merry Electronics Co., Ltd.	37,000	137,492
Micro-Star International Co., Ltd.	61,000	298,799
Mildef Crete, Inc.	14,000	43,425
Motech Industries, Inc.	10,000	8,200
MPI Corp.	30,000	408,144
Namchow Holdings Co., Ltd.	39,000	72,821
Nan Liu Enterprise Co., Ltd.	9,000	19,486
Nan Pao Resins Chemical Co., Ltd.	6,000	65,414
Nan Ya Plastics Corp.	576,000	1,002,985
Nantex Industry Co., Ltd.	67,000	68,621
Nanya Technology Corp.	142,000	288,256
Nexcom International Co., Ltd.	27,000	43,532
Nichidenbo Corp.	11,000	20,505
Niko Semiconductor Co., Ltd.	10,960	17,166
O-Bank Co., Ltd.	367,000	112,483
*Ocean Plastics Co., Ltd.	47,000	56,004
*OFCO Industrial Corp.	14,000	10,641
#Optimax Technology Corp.	34,000	38,321
Orient Semiconductor Electronics, Ltd.	84,000	165,358
Paiho Shih Holdings Corp.	37,100	23,186
Pan Jit International, Inc.	72,000	125,373
#Pan Ram International Corp.	14,000	19,907
Pan-International Industrial Corp.	76,000	80,057
*PChome Online, Inc.	25,021	24,166
#PCL Technologies, Inc.	20,000	44,838
Pegatron Corp.	652,000	1,956,280
Phison Electronics Corp.	2,000	43,179

39

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Pou Chen Corp.	487,000	$540,662
#*Powerchip Semiconductor Manufacturing Corp.	368,000	258,240
Powertech Technology, Inc.	155,000	830,646
President Securities Corp.	224,000	190,210
Primax Electronics, Ltd.	123,000	366,409
#Prince Housing & Development Corp.	254,000	99,066
Promate Electronic Co., Ltd.	23,000	60,887
Prosperity Dielectrics Co., Ltd.	25,000	34,281
Qisda Corp.	76,000	96,628
QST International Corp.	6,000	13,672
Qualipoly Chemical Corp.	20,000	24,630
Quang Viet Enterprise Co., Ltd.	14,000	46,434
Quanta Computer, Inc.	184,000	1,469,197
Quanta Storage, Inc.	89,000	246,266
Quintain Steel Co., Ltd.	47,678	22,329
*Radium Life Tech Co., Ltd.	170,244	62,217
Rechi Precision Co., Ltd.	68,000	57,951
*Rich Development Co., Ltd.	146,000	58,513
*Right WAY Industrial Co., Ltd.	43,000	22,185
*Ritek Corp.	157,000	36,789
Ruentex Development Co., Ltd.	254,300	300,284
Sampo Corp.	68,000	60,561
San Fang Chemical Industry Co., Ltd.	36,000	33,665
San Far Property, Ltd.	39,000	44,435
San Shing Fastech Corp.	7,000	12,232
Sanitar Co., Ltd.	8,000	9,287
Sanyang Motor Co., Ltd.	121,000	313,629
Savior Lifetec Corp.	18,000	11,830
Senao International Co., Ltd.	11,000	13,175
Sercomm Corp.	8,000	30,465
#Sesoda Corp.	50,000	48,676
Shanghai Commercial & Savings Bank, Ltd. (The)	833,466	1,188,947
Shan-Loong Transportation Co., Ltd.	15,000	12,484
Sharehope Medicine Co., Ltd.	18,713	18,419
Sheng Yu Steel Co., Ltd.	25,000	22,457
ShenMao Technology, Inc.	21,000	41,727
Shih Her Technologies, Inc.	11,000	36,315
Shih Wei Navigation Co., Ltd.	80,910	49,944
Shihlin Electric & Engineering Corp.	55,000	493,213
*Shin Kong Financial Holding Co., Ltd.	2,404,000	637,139
Shin Zu Shing Co., Ltd.	39,000	208,402
Shinkong Insurance Co., Ltd.	42,000	124,470
Shinkong Synthetic Fibers Corp.	305,000	160,171
Shuttle, Inc.	124,000	68,165
Sigurd Microelectronics Corp.	149,000	339,531
Silicon Power Computer & Communications, Inc.	10,000	11,225
Simplo Technology Co., Ltd.	7,000	94,159
Sincere Navigation Corp.	92,000	73,460
Sinon Corp.	167,000	208,224
SinoPac Financial Holdings Co., Ltd.	2,541,324	1,713,103
Sinphar Pharmaceutical Co., Ltd.	10,000	11,363
Sinyi Realty, Inc.	47,000	47,849
Siward Crystal Technology Co., Ltd.	43,000	42,588
Solar Applied Materials Technology Corp.	99,000	135,296
Solteam, Inc.	10,000	14,987
Song Shang Electronics Co., Ltd.	15,000	10,250
Speed Tech Corp.	12,000	23,180
Sports Gear Co., Ltd.	15,000	40,077

40

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
St. Shine Optical Co., Ltd.	13,000	$74,857
Standard Chemical & Pharmaceutical Co., Ltd.	4,000	7,764
Sunjuice Holdings Co., Ltd.	2,000	13,267
Sunonwealth Electric Machine Industry Co., Ltd.	2,000	6,910
Sunplus Technology Co., Ltd.	51,000	48,632
Sunrex Technology Corp.	48,000	90,953
Sunspring Metal Corp.	29,000	26,050
Supreme Electronics Co., Ltd.	104,933	284,230
#Swancor Holding Co., Ltd.	16,000	73,706
Sweeten Real Estate Development Co., Ltd.	33,780	40,614
Symtek Automation Asia Co., Ltd.	8,000	31,448
Syncmold Enterprise Corp.	38,000	107,831
Synmosa Biopharma Corp.	8,000	9,471
#Synnex Technology International Corp.	256,000	627,382
Systex Corp.	16,000	61,421
TA Chen Stainless Pipe	446,404	504,504
#*Ta Ya Electric Wire & Cable	219,064	382,800
TA-I Technology Co., Ltd.	25,000	35,970
*Tai Tung Communication Co., Ltd.	86,385	57,967
Taichung Commercial Bank Co., Ltd.	776,033	421,835
TaiDoc Technology Corp.	12,000	56,938
#Taiflex Scientific Co., Ltd.	41,000	64,846
Tainan Enterprises Co., Ltd.	20,000	20,545
Tainan Spinning Co., Ltd.	25,000	15,125
Tai-Saw Technology Co., Ltd.	22,000	18,141
Taishin Financial Holding Co., Ltd.	2,520,004	1,389,168
TAI-TECH Advanced Electronics Co., Ltd.	7,000	26,764
Taiwan Business Bank	1,584,337	824,719
#Taiwan Cement Corp.	1,149,188	1,131,118
Taiwan Chelic Corp., Ltd.	6,000	11,774
Taiwan Cooperative Financial Holding Co., Ltd.	29,064	23,386
Taiwan Fertilizer Co., Ltd.	79,000	158,670
Taiwan Fire & Marine Insurance Co., Ltd.	51,000	45,108
Taiwan FU Hsing Industrial Co., Ltd.	37,000	61,133
*Taiwan Glass Industry Corp.	280,000	147,473
Taiwan Hon Chuan Enterprise Co., Ltd.	58,000	283,214
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	20,000	23,586
Taiwan Navigation Co., Ltd.	56,000	63,976
Taiwan Paiho, Ltd.	70,000	136,724
Taiwan PCB Techvest Co., Ltd.	66,000	81,279
Taiwan Surface Mounting Technology Corp.	67,000	245,885
Taiwan Union Technology Corp.	72,000	410,171
Taiyen Biotech Co., Ltd.	20,000	20,945
#*Tatung Co., Ltd.	244,000	490,068
TBI Motion Technology Co., Ltd.	20,000	20,085
Test Research, Inc.	2,000	6,511
Test Rite International Co., Ltd.	26,000	16,648
Thermaltake Technology Co., Ltd.	11,000	14,256
Thye Ming Industrial Co., Ltd.	34,000	78,208
Ton Yi Industrial Corp.	185,000	84,938
Tong Hsing Electronic Industries, Ltd.	45,420	205,744
Tong Yang Industry Co., Ltd.	205,000	749,186
Tong-Tai Machine & Tool Co., Ltd.	57,000	43,238
Topco Technologies Corp.	9,000	21,531
Topoint Technology Co., Ltd.	27,000	24,668
Toung Loong Textile Manufacturing	18,000	14,455
Tripod Technology Corp.	68,000	412,444
Tsang Yow Industrial Co., Ltd.	11,000	9,763

41

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Tsann Kuen Enterprise Co., Ltd.	10,000	$11,348
TSRC Corp.	123,000	91,036
Tung Ho Steel Enterprise Corp.	132,000	297,144
TXC Corp.	30,000	103,648
TYC Brother Industrial Co., Ltd.	161,000	248,210
*Tycoons Group Enterprise	82,681	31,105
*Tyntek Corp.	47,000	25,259
UDE Corp.	18,000	35,047
U-Ming Marine Transport Corp.	136,000	226,374
Unic Technology Corp.	15,000	10,641
Unimicron Technology Corp.	14,000	78,251
Union Bank Of Taiwan	216,024	102,167
*Union Insurance Co., Ltd.	18,000	17,772
Unitech Computer Co., Ltd.	10,000	11,148
Unitech Printed Circuit Board Corp.	256,000	205,982
#United Microelectronics Corp.	2,669,000	4,155,712
#United Microelectronics Corp., Sponsored ADR	46,778	360,191
United Orthopedic Corp.	33,000	101,345
Univacco Technology, Inc.	12,000	12,438
Universal Cement Corp.	127,800	137,957
UPC Technology Corp.	171,000	72,208
USI Corp.	198,000	96,379
Usun Technology Co., Ltd.	9,000	8,928
U-Tech Media Corp.	29,000	20,039
Value Valves Co., Ltd.	4,000	11,830
Ve Wong Corp.	6,000	9,204
Viking Tech Corp.	10,000	14,680
#Wafer Works Corp.	114,000	138,290
Wah Hong Industrial Corp.	10,000	11,209
Wah Lee Industrial Corp.	36,000	139,303
#Walsin Lihwa Corp.	666,629	755,439
Walsin Technology Corp.	84,000	287,636
Walton Advanced Engineering, Inc.	68,000	37,485
#Wan Hai Lines, Ltd.	99,450	154,847
WEI Chih Steel Industrial Co., Ltd.	16,000	13,070
Wei Chuan Foods Corp.	73,000	42,484
Weikeng Industrial Co., Ltd.	107,000	112,383
Well Shin Technology Co., Ltd.	17,000	31,690
Win Semiconductors Corp.	84,000	376,635
#Winbond Electronics Corp.	667,075	532,644
#Winstek Semiconductor Co., Ltd.	23,000	92,884
Wisdom Marine Lines Co., Ltd.	112,000	234,236
#Wistron Corp.	735,000	2,561,959
Wistron NeWeb Corp.	130,726	604,209
WPG Holdings, Ltd.	334,000	905,724
WT Microelectronics Co., Ltd.	68,839	317,114
#Yageo Corp.	77,734	1,492,038
YC INOX Co., Ltd.	89,000	69,424
YCC Parts Manufacturing Co., Ltd.	9,000	21,310
*Yea Shin International Development Co., Ltd.	28,687	38,323
Yem Chio Co., Ltd.	100,000	64,185
Yen Sun Technology Corp.	4,000	7,776
*Yeong Guan Energy Technology Group Co., Ltd.	26,000	38,167
YFY, Inc.	282,000	268,905
Yieh Phui Enterprise Co., Ltd.	188,100	88,961
Youngtek Electronics Corp.	27,000	62,023
*Yuanta Financial Holding Co., Ltd.	2,689,478	2,531,555
Yuanta Futures Co., Ltd.	13,000	32,658

42

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Yulon Motor Co., Ltd.	156,528	$330,246
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	6,000	14,557
YungShin Global Holding Corp.	39,000	58,508
Zeng Hsing Industrial Co., Ltd.	14,000	42,565
Zenitron Corp.	50,000	54,511
Zero One Technology Co., Ltd.	15,000	34,549
Zhen Ding Technology Holding, Ltd.	208,000	740,986
Zig Sheng Industrial Co., Ltd.	35,000	16,016
#*Zinwell Corp.	76,000	46,797
#Zyxel Group Corp.	318,098	405,413

TOTAL TAIWAN		110,557,404

THAILAND — (1.4%)
AAPICO Hitech PCL	20,100	11,661
AAPICO Hitech PCL, Class F	25,600	14,852
Amata Corp. PCL, Class F	45,500	27,870
AP Thailand PCL	796,000	231,970
Asian Sea Corp. PCL, Class F	65,500	14,670
Bangchak Corp. PCL	248,400	281,511
Bangkok Bank PCL	193,000	713,465
Bangkok Bank PCL, Class F	41,900	154,892
*Bangkok Land PCL, Class F	2,302,000	42,239
Banpu PCL	1,675,600	250,933
Banpu PCL, Class F	168,200	25,189
Berli Jucker PCL	81,600	53,945
Berli Jucker PCL, Class F	154,900	102,403
Cal-Comp Electronics Thailand PCL	14,950	911
Cal-Comp Electronics Thailand PCL	746,508	45,524
#Charoen Pokphand Foods PCL	174,000	92,963
Charoen Pokphand Foods PCL, Class F	403,700	215,684
CP Axtra PCL	6,200	5,437
Eastern Water Resources Development and Management PCL	3,000	283
GFPT PCL	29,900	10,408
GFPT PCL	55,100	19,179
Indorama Ventures PCL	109,700	70,746
Indorama Ventures PCL, Class F	64,500	41,596
IRPC PCL	193,500	10,286
#IRPC PCL	1,243,000	66,074
*Italian-Thai Development PCL	19,900	392
*Italian-Thai Development PCL, Class F	1,813,500	35,722
Kasikornbank PCL	65,700	231,351
Khon Kaen Sugar Industry PCL	1,700	109
Khon Kaen Sugar Industry PCL, Class F	403,400	25,906
Kiatnakin Phatra Bank PCL	11,000	15,434
Kiatnakin Phatra Bank PCL, Class F	32,900	46,163
Krung Thai Bank PCL	322,300	146,105
Krung Thai Bank PCL, Class F	368,300	166,957
Lalin Property PCL	1,800	362
Lanna Resources PCL	20,700	7,876
LH Financial Group PCL, Class F	731,900	19,157
LPN Development PCL	222,800	20,921
MBK PCL	4,600	2,110
Noble Development PCL	3,500	351
Northeast Rubber PCL, Class F	167,100	25,024
Origin Property PCL	45,000	8,621
Polyplex Thailand PCL	70,100	18,064
Polyplex Thailand PCL	1,400	361
Precious Shipping PCL	119,600	25,334
Precious Shipping PCL, Class F	114,470	24,247

43

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Pruksa Holding PCL	161,200	$50,457
PTT Exploration & Production PCL	41,400	174,827
PTT Global Chemical PCL	171,400	169,966
PTT Global Chemical PCL, Class F	222,000	220,143
PTT PCL	147,800	134,599
PTT PCL	2,008,400	1,829,021
Quality Houses PCL, Class F	1,109,700	65,276
Regional Container Lines PCL, Class F	81,900	45,525
Rojana Industrial Park PCL	34,500	7,215
Rojana Industrial Park PCL, Class F	292,200	61,105
S Hotels & Resorts PCL, Class F	310,500	20,611
Sansiri PCL	3,409,700	156,408
SC Asset Corp. PCL	7,500	765
SC Asset Corp. PCL	419,700	42,808
SCB X PCL	90,700	260,646
SCB X PCL	21,000	60,348
Siam Cement PCL (The)	59,400	399,099
Singha Estate PCL	594,700	13,158
Somboon Advance Technology PCL	1,200	531
Somboon Advance Technology PCL, Class F	39,300	17,391
SPCG PCL	99,400	30,308
SPCG PCL	2,500	762
Sri Trang Agro-Industry PCL	122,300	57,751
Sri Trang Gloves Thailand PCL, Class F	115,700	28,878
*Star Petroleum Refining PCL	285,901	61,716
Supalai PCL	211,700	113,105
Supalai PCL	57,100	30,507
*Super Energy Corp. PCL, Class F	4,384,400	36,675
Susco PCL	2,600	281
Thai Oil PCL	172,019	252,969
Thai Oil PCL	103,600	152,353
Thai Union Group PCL	93,200	37,471
Thai Wah PCL	2,200	227
#Thaicom PCL	3,300	1,140
Thaicom PCL	42,800	14,782
Thanachart Capital PCL	1,300	1,719
Thanachart Capital PCL, Class F	32,900	43,500
Thoresen Thai Agencies PCL	6,900	1,173
Thoresen Thai Agencies PCL, Class F	296,400	50,386
TKS Technologies PCL	53,400	11,671
TMBThanachart Bank PCL	3,988,400	194,792
TMBThanachart Bank PCL	506,900	24,757
TPI Polene PCL	28,300	1,046
TPI Polene PCL, Class F	1,199,500	44,342
TPI Polene Power PCL	442,000	39,596
TPI Polene Power PCL	12,500	1,120

TOTAL THAILAND		8,288,184

TURKEY — (1.2%)
Akbank TAS	781,897	1,435,726
*Albaraka Turk Katilim Bankasi AS	243,865	37,736
*Anadolu Anonim Turk Sigorta Sirketi	1,144	3,180
Anadolu Efes Biracilik Ve Malt Sanayii AS	30,250	170,513
Bera Holding AS	119,857	70,153
*Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	160	2,973
Enka Insaat ve Sanayi AS	215,777	255,921
Eregli Demir ve Celik Fabrikalari TAS	162,511	216,136
KOC Holding AS	146,975	1,026,394
*Menderes Tekstil Sanayi ve Ticaret AS	49,569	20,179

44

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
*NET Holding AS	68,968	$65,993
*Reysas Tasimacilik ve Lojistik Ticaret AS	1,752	2,273
*Sekerbank Turk AS	241,594	36,266
*TAV Havalimanlari Holding AS	27,420	186,236
Tekfen Holding AS	32,493	51,936
*Turk Hava Yollari AO	117,936	1,187,501
Turkcell Iletisim Hizmetleri AS	47,255	117,931
Turkiye Garanti Bankasi AS	128,897	328,249
*Turkiye Halk Bankasi AS	39,263	19,755
Turkiye Is Bankasi AS	1,798,585	761,620
Turkiye Sise ve Cam Fabrikalari AS	125,258	194,987
*Turkiye Vakiflar Bankasi TAO	191,601	116,464
*Vestel Elektronik Sanayi ve Ticaret AS	26,722	68,917
Yapi ve Kredi Bankasi AS	639,827	637,920
*Zorlu Enerji Elektrik Uretim AS	492,745	100,599

TOTAL TURKEY		7,115,558

UNITED ARAB EMIRATES — (1.8%)
Abu Dhabi Commercial Bank PJSC	708,271	1,610,189
Abu Dhabi National Hotels	698,933	121,027
*<»Agility Global PLC	949,654	336,124
Agthia Group PJSC	34,751	54,025
Air Arabia PJSC	46,516	33,941
*Ajman Bank PJSC	287,829	147,327
Aldar Properties PJSC	260,224	386,840
Amanat Holdings PJSC	326,705	92,508
Dana Gas PJSC	1,580,824	296,978
Deyaar Development PJSC	313,240	63,963
Dubai Investments PJSC	618,396	367,041
Dubai Islamic Bank PJSC	356,050	538,985
Emaar Development PJSC	165,104	375,798
Emaar Properties PJSC	1,682,805	3,761,559
Emirates NBD Bank PJSC	415,340	1,922,399
*EMSTEEL Building Materials PJSC	296,317	115,368
National Bank of Ras Al-Khaimah PSC (The), Class K	18,977	26,945
RAK Properties PJSC	277,775	92,266
Ras Al Khaimah Ceramics	106,721	80,195

TOTAL UNITED ARAB EMIRATES		10,423,478

TOTAL COMMON STOCKS		584,558,642

PREFERRED STOCKS — (1.9%)
BRAZIL — (1.9%)
Banco ABC Brasil SA	19,260	86,023
*Banco ABC Brasil SA	32	141
Banco Bradesco SA, Preference	461,027	1,245,274
Banco do Estado do Rio Grande do Sul SA, Preference B	63,000	153,151
Banco Pan SA	64,991	114,607
Banco Pine SA	13,700	11,419
Eucatex SA Industria e Comercio, Preference	14,170	41,665
Gerdau SA, Preference	182,586	643,248
Marcopolo SA, Preference	164,880	209,635
Petroleo Brasileiro SA	1,049,400	8,507,609
Raizen SA	142,350	84,040
Randon SA Implementos e Participacoes, Preference	52,900	109,105
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Preference A	103,757	158,345

TOTAL BRAZIL		11,364,262

45

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
COLOMBIA — (0.0%)
Bancolombia SA, Preference	36	$297
Grupo de Inversiones Suramericana SA	11,537	68,535

TOTAL COLOMBIA		68,832

INDIA — (0.0%)
*<»Sundaram-Clayton, Ltd.	16	2
»TVS Holdings, Ltd.	16,124	2,116

TOTAL INDIA		2,118

TOTAL PREFERRED STOCKS		11,435,212

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Diagnosticos da America SA 04/30/2025	425	143
*Grupo Casas Bahia SA 09/19/2024	81,220	157

TOTAL BRAZIL		300

THAILAND — (0.0%)
*Bangkok Ranch PCL 09/01/2026	1,400	5
*Eastern Power Group PCL 06/29/2025	425	1
*Northeast Rubber PCL 12/31/2024	27,850	—

TOTAL THAILAND		6

TOTAL RIGHTS/WARRANTS		306

TOTAL INVESTMENT SECURITIES — (99.6%) (Cost $498,527,240)		595,994,160

SECURITIES LENDING COLLATERAL — (0.4%)
@§The DFA Short Term Investment Fund	184,872	2,138,601

TOTAL INVESTMENTS — (100.0%) (Cost $500,665,841)		$598,132,761

*	Non-Income Producing Securities
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2024
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$17,545,589	$—	$—	$17,545,589
Chile	2,609,760	—	—	2,609,760
China	138,625,618	18,101	—	138,643,719
Colombia	600,314	—	—	600,314
Czechia	846,738	—	—	846,738
Greece	3,418,954	—	—	3,418,954
Hungary	1,386,556	—	—	1,386,556
India	114,737,024	—	—	114,737,024
Indonesia	8,934,483	—	—	8,934,483
Korea, Republic of	78,492,885	2,270	—	78,495,155

46

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Kuwait	$3,775,842	$—	$—		$3,775,842
Malaysia	9,767,583	—	—		9,767,583
Mexico	16,888,325	—	—		16,888,325
Philippines	3,250,264	—	—		3,250,264
Poland	7,977,371	—	—		7,977,371
Qatar	3,615,044	—	—		3,615,044
Saudi Arabia	21,665,890	—	—		21,665,890
South Africa	14,015,407	—	—		14,015,407
Taiwan	110,557,404	—	—		110,557,404
Thailand	5,198,589	3,089,595	—		8,288,184
Turkey	7,115,558	—	—		7,115,558
United Arab Emirates	10,087,354	—	336,124		10,423,478
Preferred Stocks
Brazil	11,364,262	—	—		11,364,262
Colombia	68,832	—	—		68,832
India	—	2,116	2		2,118
Rights/Warrants
Brazil	300	—	—		300
Thailand	6	—	—		6
Securities Lending Collateral	—	2,138,601	—		2,138,601

Total Investments	$592,545,952	$5,250,683	$336,126	***	$598,132,761

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

47

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (98.1%)
BRAZIL — (3.5%) 3R PETROLEUM OLEO E GAS SA	10,883	$69,647
AES Brasil Energia SA	132,151	241,452
Allied Tecnologia SA	43,658	63,174
Allos SA	86,636	349,011
*Allpark Empreendimentos Participacoes e Servicos SA	55,193	41,210
Alupar Investimento SA	82,809	444,792
Ambev SA	5,800	13,596
Ambev SA, Sponsored ADR	548,723	1,273,037
*Anima Holding SA	301,000	196,288
Arezzo Industria e Comercio SA	40,264	403,331
Atacadao SA	290,736	626,560
Auren Energia SA	154,200	344,809
B3 SA - Brasil Bolsa Balcao	804,064	1,673,873
Banco Bradesco SA	259,994	620,001
Banco Bradesco SA, Sponsored ADR	152,572	411,944
Banco BTG Pactual SA	156,100	1,005,912
Banco do Brasil SA	859,652	4,547,791
Banco Santander Brasil SA	33,600	187,347
Banco Santander Brasil SA, Sponsored ADR	3,112	17,303
BB Seguridade Participacoes SA	219,481	1,363,525
Bemobi Mobile Tech SA	59,664	134,336
Boa Safra Sementes SA	10,931	38,362
BrasilAgro - Co. Brasileira de Propriedades Agricolas	43,300	214,366
*BRF SA	521,689	1,699,005
Brisanet Participacoes SA	106,441	84,198
*C&A MODAS SA	133,700	284,265
Caixa Seguridade Participacoes S/A	31,200	94,266
Camil Alimentos SA	91,800	148,599
CCR SA	709,898	1,688,766
Centrais Eletricas Brasileiras SA	306,778	2,240,863
Centrais Eletricas Brasileiras SA, Sponsored ADR	17,200	126,592
*Cia Brasileira de Aluminio	149,100	148,723
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	49,084	765,366
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, Sponsored ADR	26,505	414,273
Cia de Saneamento de Minas Gerais Copasa MG	117,639	444,400
Cia De Sanena Do Parana	165,370	820,932
Cia De Sanena Do Parana	99,900	95,407
Cia Energetica de Minas Gerais	110,746	244,435
Cia Energetica de Minas Gerais, Sponsored ADR	39,100	93,840
Cia Siderurgica Nacional SA	618,027	1,659,805
Cielo SA	1,258,841	1,352,809
*Cogna Educacao SA	7,050,487	2,951,816
Companhia Paranaense de Energia	156,158	247,052
*Construtora Tenda S/A	88,464	210,616
Cosan SA	275,983	772,077
#Cosan SA, ADR	15,773	174,923
CPFL Energia SA	49,600	305,269
Cruzeiro do Sul Educacional SA	150,000	116,340
CSU Digital SA	19,178	65,973
Cury Construtora e Incorporadora SA	106,756	403,700
Cyrela Brazil Realty SA Empreendimentos e Participacoes	283,000	1,108,391
ΩDesktop SA	56,697	142,205
Dexco SA	406,140	566,532

1

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
*Diagnosticos da America SA	136,848	$124,093
Dimed SA Distribuidora da Medicamentos	46,500	100,750
Direcional Engenharia SA	35,746	160,830
EcoRodovias Infraestrutura e Logistica SA	129,339	180,916
Eletromidia SA	18,251	61,270
*Embraer SA	603,900	3,885,718
*Embraer SA, Sponsored ADR	150,068	3,834,237
Empreendimentos Pague Menos S/A	82,159	40,104
*Enauta Participacoes SA	208,340	1,098,155
Energisa S/A	144,257	1,255,232
*Eneva SA	499,835	1,193,872
Engie Brasil Energia SA	71,267	562,370
Equatorial Energia SA	684,551	4,040,133
Eternit SA	24,800	33,781
Even Construtora e Incorporadora S/A	96,600	132,326
Ez Tec Empreendimentos e Participacoes S/A	68,203	181,196
Fleury SA	201,052	561,678
Fras-Le SA	44,500	154,798
*Gafisa S/A	13,264	13,358
Gerdau SA, Sponsored ADR	857,508	2,984,128
ΩGPS Participacoes e Empreendimentos SA	102,213	369,758
Grendene SA	248,527	295,369
*Grupo Casas Bahia SA	52,122	68,885
*GRUPO DE MODA SOMA SA	626,017	733,137
Grupo Mateus SA	189,130	270,754
Grupo SBF SA	96,500	207,034
*Guararapes Confeccoes SA	117,326	166,376
*ΩHapvida Participacoes e Investimentos S/A	2,030,539	1,445,600
*Hidrovias do Brasil SA	374,142	316,892
Hospital Mater Dei SA	24,147	26,462
Hypera SA	35,450	201,903
*Infracommerce CXAAS SA	346,115	49,416
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	8,100	35,006
*International Meal Co. Alimentacao SA	139,843	42,899
Iochpe Maxion SA	112,500	266,973
Irani Papel e Embalagem SA	98,489	171,208
*IRB-Brasil Resseguros SA	83,381	683,380
Jalles Machado SA	123,956	168,843
JBS SA	215,921	976,479
JHSF Participacoes SA	291,165	241,556
JSL SA	68,183	152,202
Kepler Weber SA	88,900	166,545
Klabin SA	827,000	3,676,194
Lavvi Empreendimentos Imobiliarios SA	98,016	164,712
Localiza Rent a Car SA	86,554	818,765
LOG Commercial Properties e Participacoes SA	29,050	121,791
*Log-in Logistica Intermodal SA	12,495	93,295
Lojas Quero-Quero SA	139,116	111,656
Lojas Renner SA	652,770	1,930,691
ΩLWSA SA	230,754	204,794
M Dias Branco SA	34,500	225,913
Mahle Metal Leve SA	24,913	147,274
Marcopolo SA	97,690	100,081
*Marfrig Global Foods SA	146,400	266,921
Melnick Even Desenvolvimento Imobiliario SA	100,464	83,347
Mills Locacao Servicos e Logistica SA	83,800	214,549
Minerva SA	8,400	9,918
ΩMitre Realty Empreendimentos E Participacoes LTDA	61,393	49,156

2

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
*Moura Dubeux Engenharia S/A	82,488	$184,453
*Movida Participacoes SA	227,599	310,017
*MPM Corporeos SA	75,005	13,458
*MRV Engenharia e Participacoes SA	48,857	63,156
*Multilaser Industrial SA	221,262	81,109
Multiplan Empreendimentos Imobiliarios SA	96,141	424,585
Natura & Co. Holding SA	417,591	1,336,620
Neoenergia SA	80,075	296,317
*Oceanpact Servicos Maritimos SA	25,284	30,635
Odontoprev SA	215,971	497,936
*Oncoclinicas do Brasil Servicos Medicos SA	83,500	118,570
*Orizon Valorizacao de Residuos SA	17,034	127,021
Petroleo Brasileiro SA	709,700	6,060,335
Petroleo Brasileiro SA, Sponsored ADR	40,672	690,204
Petroleo Brasileiro SA, Sponsored ADR	142,950	2,304,354
Petroreconcavo S/A	171,545	721,184
Plano & Plano Desenvolvimento Imobiliario SA	59,738	127,933
Porto Seguro SA	181,528	1,049,291
*Portobello SA	45,700	52,197
Positivo Tecnologia SA	66,400	117,860
PRIO SA	335,633	3,108,253
Raia Drogasil SA	532,315	2,627,118
ΩRede D’Or Sao Luiz SA	41,900	210,183
Romi SA	19,657	38,494
Rumo SA	87,700	341,115
Santos Brasil Participacoes SA	287,397	752,996
Sao Carlos Empreendimentos e Participacoes SA	3,850	20,605
Sao Martinho S/A	195,569	1,078,759
*Sendas Distribuidora S/A	305,500	773,313
#*Sendas Distribuidora S/A, ADR	141,378	1,799,742
*ΩSer Educacional SA	51,500	54,847
*Serena Energia SA	102,828	163,077
SIMPAR SA	301,200	335,887
SLC Agricola SA	172,280	634,529
Smartfit Escola de Ginastica e Danca SA	99,972	466,578
Suzano SA	553,100	6,238,395
#Suzano SA, Sponsored ADR	1,600	17,984
*SYN prop e tech SA	42,233	71,786
Tegma Gestao Logistica SA	20,151	94,163
Telefonica Brasil SA	44,200	403,702
Telefonica Brasil SA, ADR	41,743	385,705
TIM SA	469,677	1,595,766
TIM SA, ADR	3,474	59,162
Transmissora Alianca de Energia Eletrica S/A	185,900	1,263,220
Tres Tentos Agroindustrial S/A	41,676	81,372
Trisul SA	29,929	26,389
Tupy SA	83,900	421,354
Ultrapar Participacoes SA	398,008	1,985,010
Ultrapar Participacoes SA, Sponsored ADR	4,400	22,088
Unifique Telecomunicacoes S/A	122,791	90,498
Unipar Carbocloro SA	14,813	150,038
Usinas Siderurgicas de Minas Gerais S/A Usiminas	77,606	111,997
Vale SA, Sponsored ADR	1,063,660	12,944,742
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	74,968	255,288
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	14,590	20,014
Veste SA Estilo	21,000	58,546
Vibra Energia SA	446,418	2,020,599
Vivara Participacoes SA	54,000	230,873

3

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Vulcabras SA	106,499	$325,265
WEG SA	194,583	1,484,779
Wilson Sons SA	113,159	366,783
Wiz Co.	63,784	85,405
YDUQS Participacoes SA	272,400	766,784
*Zamp SA	141,556	105,421

TOTAL BRAZIL		128,323,643

CHILE — (0.4%)
Aguas Andinas SA, Class A	1,304,710	373,905
Banco de Chile	803,697	89,524
#Banco de Chile, Sponsored ADR	49,216	1,086,689
Banco de Credito e Inversiones SA	17,163	502,648
Banco Santander Chile	4,500,696	204,770
Banco Santander Chile, Sponsored ADR	15,333	275,687
Besalco SA	22,998	13,146
Camanchaca SA	3,936	166
*CAP SA	62,316	447,410
Cencosud SA	711,021	1,223,408
Cencosud Shopping SA	127,788	198,879
Cia Cervecerias Unidas SA	48,141	296,570
Cia Cervecerias Unidas SA, Sponsored ADR	8,181	98,990
Cia Sud Americana de Vapores SA	4,952,015	387,936
Clinica Las Condes SA	2,581	43,052
Colbun SA	2,467,641	318,205
Embotelladora Andina SA, Sponsored ADR	15,216	254,868
Empresa Nacional de Telecomunicaciones SA	176,866	610,457
Empresas CMPC SA	418,309	829,530
Empresas Copec SA	63,619	455,866
Enel Americas SA	1,157,801	108,986
Enel Chile SA	10,668,623	636,033
Enel Chile SA, Sponsored ADR	24,906	73,473
*Engie Energia Chile SA	265,833	219,095
*Falabella SA	180,154	484,254
Forus SA	5,920	10,050
Grupo Security SA	1,238,753	354,601
Instituto de Diagnostico SA	328	505
Inversiones Aguas Metropolitanas SA	376,024	291,821
Inversiones La Construccion SA	37,467	329,209
Parque Arauco SA	243,641	368,226
Plaza SA	113,516	165,745
Ripley Corp. SA	996,118	223,197
Salfacorp SA	601,300	342,812
*Salmones Camanchaca SA	136	387
Sigdo Koppers SA	452	559
SMU SA	2,676,151	498,227
Sociedad Matriz SAAM SA	722,015	78,696
#Sociedad Quimica y Minera de Chile SA, Sponsored ADR	24,304	1,110,450
SONDA SA	463,090	206,116
Vina Concha y Toro SA	330,579	442,570

TOTAL CHILE		13,656,718

CHINA — (23.0%)
*360 Security Technology, Inc., Class A	71,900	84,560
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	43,000	99,008
Ω3SBio, Inc.	2,280,500	1,831,118
*5I5J Holding Group Co., Ltd., Class A	234,400	63,989
AAC Technologies Holdings, Inc.	1,064,500	3,402,611
Accelink Technologies Co., Ltd., Class A	15,400	79,899

4

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
ADAMA, Ltd., Class A	31,300	$27,231
Addsino Co., Ltd., Class A	46,300	45,707
Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,085	21,193
Advanced Technology & Materials Co., Ltd., Class A	80,700	98,247
AECC Aero-Engine Control Co., Ltd., Class A	31,500	84,950
AECC Aviation Power Co., Ltd., Class A	12,900	62,891
Aerospace Hi-Tech Holdings Group, Ltd., Class A	64,700	73,862
#*Agile Group Holdings, Ltd.	1,520,000	116,606
Agricultural Bank of China, Ltd., Class H	7,673,000	3,443,491
Aier Eye Hospital Group Co., Ltd., Class A	167,908	298,639
*Air China, Ltd., Class H	514,000	258,932
Aisino Corp., Class A	74,400	87,295
#ΩAK Medical Holdings, Ltd.	496,000	372,894
Alibaba Group Holding, Ltd., Class SW	4,817,300	45,794,284
#*Alibaba Health Information Technology, Ltd.	1,860,000	703,933
#*Alibaba Pictures Group, Ltd.	14,190,000	852,721
#ΩA-Living Smart City Services Co., Ltd.	1,006,500	386,066
Allmed Medical Products Co., Ltd., Class A	61,300	69,558
Aluminum Corp. of China, Ltd., Class H	3,716,000	2,484,872
Amlogic Shanghai Co., Ltd., Class A	5,073	40,686
Amoy Diagnostics Co., Ltd., Class A	24,300	73,306
An Hui Wenergy Co., Ltd., Class A	67,200	77,179
*ANE Cayman, Inc.	317,500	212,717
Angang Steel Co., Ltd., Class H	966,000	160,564
Angel Yeast Co., Ltd., Class A	37,500	154,179
ΩAngelalign Technology, Inc.	16,200	163,632
Anhui Anke Biotechnology Group Co., Ltd., Class A	64,100	90,322
Anhui Conch Cement Co., Ltd., Class H	458,000	1,069,283
Anhui Construction Engineering Group Co., Ltd., Class A	197,600	132,134
Anhui Expressway Co., Ltd., Class H	206,000	227,039
Anhui Guangxin Agrochemical Co., Ltd., Class A	84,476	172,377
Anhui Gujing Distillery Co., Ltd., Class A	6,700	250,561
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	168,900	297,376
Anhui Honglu Steel Construction Group Co., Ltd., Class A	61,030	160,296
Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	69,600	50,188
*Anhui Jianghuai Automobile Group Corp., Ltd., Class A	11,900	25,694
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	243,000	158,807
Anhui Jinhe Industrial Co., Ltd., Class A	36,900	125,205
Anhui Kouzi Distillery Co., Ltd., Class A	20,600	118,778
*Anhui Tatfook Technology Co., Ltd., Class A	50,900	57,476
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	48,320	72,284
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	116,100	122,136
Anhui Yingjia Distillery Co., Ltd., Class A	15,300	149,774
Anhui Zhongding Sealing Parts Co., Ltd., Class A	129,900	235,516
Anji Microelectronics Technology Shanghai Co., Ltd., Class A	4,704	107,175
Anjoy Foods Group Co., Ltd., Class A	13,100	166,673
Anker Innovations Technology Co., Ltd., Class A	8,000	95,266
ANTA Sports Products, Ltd.	672,400	7,711,640
*Anton Oilfield Services Group	2,750,000	151,192
Aoshikang Technology Co., Ltd., Class A	17,300	62,469
*Aotecar New Energy Technology Co., Ltd., Class A	194,600	75,662
Apeloa Pharmaceutical Co., Ltd., Class A	80,800	157,190
ApicHope Pharmaceutical Co., Ltd., Class A	26,700	83,712
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	33,700	82,706
ΩAsiaInfo Technologies, Ltd.	224,000	202,199
Asymchem Laboratories Tianjin Co., Ltd., Class A	12,000	136,744
*Autel Intelligent Technology Corp., Ltd., Class A	27,846	103,276
Autobio Diagnostics Co., Ltd., Class A	11,400	89,623

5

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Avary Holding Shenzhen Co., Ltd., Class A	65,400	$217,671
AviChina Industry & Technology Co., Ltd., Class H	2,619,000	1,131,824
AVICOPTER PLC, Class A	11,300	64,952
Bafang Electric Suzhou Co., Ltd., Class A	6,000	28,805
ΩBAIC Motor Corp., Ltd., Class H	2,331,500	667,744
*Baidu, Inc., Class SW	540,850	7,240,193
*Baidu, Inc., Sponsored ADR	1,584	163,786
Bank of Beijing Co., Ltd., Class A	442,728	340,609
Bank of Changsha Co., Ltd., Class A	80,200	90,230
Bank of Chengdu Co., Ltd., Class A	101,700	207,524
Bank of China, Ltd., Class H	32,580,000	14,704,572
Bank of Chongqing Co., Ltd., Class H	585,500	355,588
Bank of Communications Co., Ltd., Class H	2,412,000	1,745,502
*Bank of Gansu Co., Ltd., Class H	318,000	14,231
Bank of Guiyang Co., Ltd., Class A	134,500	104,589
Bank of Hangzhou Co., Ltd., Class A	69,400	123,434
Bank of Jiangsu Co., Ltd., Class A	538,000	599,348
Bank of Nanjing Co., Ltd., Class A	141,800	182,212
Bank of Ningbo Co., Ltd., Class A	192,400	608,267
ΩBank of Qingdao Co., Ltd., Class H	166,500	48,112
Bank of Shanghai Co., Ltd., Class A	297,500	299,430
Bank of Suzhou Co., Ltd., Class A	130,140	135,470
#*ΩBank of Zhengzhou Co., Ltd., Class H	3,300	329
Baoshan Iron & Steel Co., Ltd., Class A	735,100	704,395
*Baosheng Science and Technology Innovation Co., Ltd., Class A	76,035	44,344
Baowu Magnesium Technology Co., Ltd., Class A	4,800	12,250
*Baoye Group Co., Ltd., Class H	14,000	9,147
*Baozun, Inc., Class A	25,200	21,749
*Baozun, Inc., Sponsored ADR	24,094	62,644
BBMG Corp., Class H	1,191,000	98,981
Bear Electric Appliance Co., Ltd., Class A	11,700	94,320
Befar Group Co., Ltd., Class A	139,400	77,071
Beibuwan Port Co., Ltd., Class A	124,500	138,697
*BeiGene, Ltd.	29,200	353,184
*BeiGene, Ltd., Sponsored ADR	32	4,926
*Beijing Bei Mo Gao Ke Friction Material Co., Ltd., Class A	14,960	51,441
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	264,700	105,837
*Beijing Capital International Airport Co., Ltd., Class H	2,320,000	741,574
Beijing Career International Co., Ltd., Class A	4,900	14,005
Beijing Certificate Authority Co., Ltd., Class A	5,550	15,901
*Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	26,250	38,933
*Beijing Compass Technology Development Co., Ltd., Class A	2,300	14,984
Beijing Dabeinong Technology Group Co., Ltd., Class A	99,000	64,017
Beijing Dahao Technology Corp., Ltd., Class A	33,840	60,467
Beijing Easpring Material Technology Co., Ltd., Class A	27,000	164,577
Beijing Energy International Holding Co., Ltd.	1,394,000	25,666
Beijing Enlight Media Co., Ltd., Class A	36,500	47,104
Beijing Enterprises Holdings, Ltd.	635,000	2,037,859
#Beijing Enterprises Water Group, Ltd.	6,046,000	1,530,594
Beijing GeoEnviron Engineering & Technology, Inc., Class A	120,040	108,902
*Beijing Haixin Energy Technology Co., Ltd., Class A	177,900	58,131
Beijing Huafeng Test & Control Technology Co., Ltd., Class A	5,868	90,614
*Beijing Jetsen Technology Co., Ltd., Class A	204,600	144,995
Beijing Jingneng Clean Energy Co., Ltd., Class H	904,000	220,764
*Beijing Jingyuntong Technology Co., Ltd., Class A	148,500	71,456
Beijing Kingsoft Office Software, Inc., Class A	1,823	77,917
*Beijing Leike Defense Technology Co., Ltd., Class A	85,000	51,448
Beijing New Building Materials PLC, Class A	42,000	189,647

6

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Beijing North Star Co., Ltd., Class H	520,000	$44,546
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	86,500	89,208
Beijing Originwater Technology Co., Ltd., Class A	82,744	55,901
*Beijing Philisense Technology Co., Ltd., Class A	300	117
Beijing Sanlian Hope Shin-Gosen Technical Service Co., Ltd., Class A	19,400	39,266
*Beijing Shiji Information Technology Co., Ltd., Class A	49,482	49,121
*Beijing Shougang Co., Ltd., Class A	268,200	117,960
*Beijing Shunxin Agriculture Co., Ltd., Class A	41,200	106,281
*Beijing Sinnet Technology Co., Ltd., Class A	62,300	80,571
Beijing SL Pharmaceutical Co., Ltd., Class A	36,300	43,142
Beijing SPC Environment Protection Tech Co., Ltd., Class A	148,100	93,112
Beijing Strong Biotechnologies, Inc., Class A	44,600	113,945
*Beijing Thunisoft Corp., Ltd., Class A	45,300	37,974
Beijing Tiantan Biological Products Corp., Ltd., Class A	4,560	18,088
#Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	37,000	45,273
Beijing Tongrentang Co., Ltd., Class A	26,900	156,995
Beijing Ultrapower Software Co., Ltd., Class A	117,600	157,115
Beijing United Information Technology Co., Ltd., Class A	65,800	236,058
ΩBeijing Urban Construction Design & Development Group Co., Ltd., Class H	39,000	10,571
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	12,820	120,689
*Beijing Watertek Information Technology Co., Ltd., Class A	91,700	34,136
Beijing Yanjing Brewery Co., Ltd., Class A	61,700	84,133
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	15,200	71,463
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	29,400	35,185
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	600,400	421,351
*Bengang Steel Plates Co., Ltd., Class A	136,000	60,191
Bestore Co., Ltd., Class A	35,100	72,785
*Bestway Marine & Energy Technology Co., Ltd., Class A	128,800	67,837
Bethel Automotive Safety Systems Co., Ltd., Class A	8,100	64,249
Betta Pharmaceuticals Co., Ltd., Class A	13,800	79,399
BGI Genomics Co., Ltd., Class A	8,000	45,366
Biem.L.Fdlkk Garment Co., Ltd., Class A	16,810	69,183
#*Bilibili, Inc., Class Z	192,060	2,524,391
Binhai Investment Co., Ltd.	158,000	24,040
Binjiang Service Group Co., Ltd.	61,000	136,488
Black Peony Group Co., Ltd., Class A	26,300	16,934
ΩBlue Moon Group Holdings, Ltd.	529,500	149,618
Blue Sail Medical Co., Ltd., Class A	66,500	51,986
*Bluefocus Intelligent Communications Group Co., Ltd., Class A	64,400	57,714
Bluestar Adisseo Co., Class A	33,400	45,958
ΩBOC Aviation, Ltd.	146,000	1,166,701
BOC International China Co., Ltd., Class A	25,000	35,468
BOE Technology Group Co., Ltd., Class A	1,071,400	644,056
BOE Varitronix, Ltd.	331,000	231,072
*Bohai Leasing Co., Ltd., Class A	490,100	168,256
Bosideng International Holdings, Ltd.	5,516,000	3,194,840
Bright Dairy & Food Co., Ltd., Class A	71,400	88,894
BrightGene Bio-Medical Technology Co., Ltd., Class A	12,377	52,884
Brilliance China Automotive Holdings, Ltd.	702,000	587,005
B-Soft Co., Ltd., Class A	72,900	42,918
*BTG Hotels Group Co., Ltd., Class A	53,400	112,941
BYD Co., Ltd.	284,000	7,828,773
BYD Electronic International Co., Ltd.	552,000	1,877,359
By-health Co., Ltd., Class A	73,300	160,083
*C&D International Investment Group, Ltd.	454,035	906,770
*C&D Property Management Group Co., Ltd.	333,000	141,354
C&S Paper Co., Ltd., Class A	6,400	7,845
Caitong Securities Co., Ltd., Class A	56,100	59,326

7

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Camel Group Co., Ltd., Class A	111,600	$126,788
Cangzhou Mingzhu Plastic Co., Ltd., Class A	182,500	93,855
Canmax Technologies Co., Ltd., Class A	26,200	76,581
Canny Elevator Co., Ltd., Class A	53,100	51,102
#Canvest Environmental Protection Group Co., Ltd.	282,000	145,666
Capital Environment Holdings, Ltd.	16,000	170
Castech, Inc., Class A	20,300	74,842
*CCCC Design & Consulting Group Co., Ltd., Class A	45,500	67,877
CCS Supply Chain Management Co., Ltd., Class A	40,900	26,335
CECEP Solar Energy Co., Ltd., Class A	95,900	68,227
CECEP Wind-Power Corp., Class A	252,040	109,115
Central China New Life, Ltd.	117,000	16,455
Central China Securities Co., Ltd., Class H	871,000	123,614
CETC Cyberspace Security Technology Co., Ltd., Class A	15,000	36,854
CETC Digital Technology Co., Ltd., Class A	28,230	78,233
#*CGN Mining Co., Ltd.	1,235,000	323,703
CGN New Energy Holdings Co., Ltd.	952,000	284,826
CGN Nuclear Technology Development Co., Ltd., Class A	63,100	56,375
ΩCGN Power Co., Ltd., Class H	2,313,000	777,782
Changchun Faway Automobile Components Co., Ltd., Class A	76,700	93,589
Changchun High-Tech Industry Group Co., Ltd., Class A	8,600	134,058
Changjiang Securities Co., Ltd., Class A	78,200	61,133
Changzhou Qianhong Biopharma Co., Ltd., Class A	85,200	62,729
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	1,600	29,417
Chaowei Power Holdings, Ltd.	199,000	35,621
Chaozhou Three-Circle Group Co., Ltd., Class A	36,200	139,351
*Chen Lin Education Group Holdings, Ltd.	86,000	16,494
Cheng De Lolo Co., Ltd., Class A	86,000	109,205
*Chengdu CORPRO Technology Co., Ltd., Class A	11,800	26,682
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	30,200	59,668
Chengdu Galaxy Magnets Co., Ltd., Class A	12,100	26,309
Chengdu Hongqi Chain Co., Ltd., Class A	143,200	106,616
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	58,600	175,325
Chengdu Kanghua Biological Products Co., Ltd., Class A	8,000	69,290
Chengdu Leejun Industrial Co., Ltd., Class A	22,900	18,439
Chengdu Wintrue Holding Co., Ltd., Class A	139,600	156,096
Chengdu Xingrong Environment Co., Ltd., Class A	76,500	75,203
*Chengtun Mining Group Co., Ltd., Class A	212,400	143,788
Chenguang Biotech Group Co., Ltd., Class A	31,900	41,563
Chengxin Lithium Group Co., Ltd., Class A	41,100	101,717
Chengzhi Co., Ltd., Class A	85,400	91,135
*Chifeng Jilong Gold Mining Co., Ltd., Class A	64,400	159,114
China Aerospace International Holdings, Ltd.	6,000	242
China Aircraft Leasing Group Holdings, Ltd.	176,500	77,179
*China Anchu Energy Storage Group, Ltd.	284,000	12,346
China Automotive Engineering Research Institute Co., Ltd., Class A	24,600	69,666
China Baoan Group Co., Ltd., Class A	47,800	69,331
*ΩChina Bohai Bank Co., Ltd., Class H	983,500	129,520
China CAMC Engineering Co., Ltd., Class A	103,400	109,631
China Chunlai Education Group Co., Ltd.	100,000	61,372
#China Cinda Asset Management Co., Ltd., Class H	7,980,000	724,416
China CITIC Bank Corp., Ltd., Class H	4,680,000	2,752,519
China Coal Energy Co., Ltd., Class H	1,536,000	1,551,475
China Communications Services Corp., Ltd., Class H	1,978,000	948,384
*China Conch Environment Protection Holdings, Ltd.	1,052,000	100,880
China Conch Venture Holdings, Ltd.	2,757,500	2,023,737
China Construction Bank Corp., Class H	51,686,000	33,703,089
China CSSC Holdings, Ltd., Class A	17,100	86,055

8

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*China CYTS Tours Holding Co., Ltd., Class A	56,800	$85,126
China Datang Corp. Renewable Power Co., Ltd., Class H	488,000	104,199
China Design Group Co., Ltd., Class A	68,300	92,285
*»China Dili Group	8,000	127
#ΩChina East Education Holdings, Ltd.	569,000	172,420
#*China Eastern Airlines Corp., Ltd., Class H	830,000	215,427
*China Education Group Holdings, Ltd.	2,356,151	1,346,596
China Electronics Huada Technology Co., Ltd.	804,000	134,665
China Electronics Optics Valley Union Holding Co., Ltd.	20,000	780
China Energy Engineering Corp., Ltd., Class H	670,000	67,675
China Everbright Bank Co., Ltd., Class H	571,000	173,756
China Everbright Environment Group, Ltd.	2,710,000	1,105,316
*China Express Airlines Co., Ltd., Class A	71,300	64,488
ΩChina Feihe, Ltd.	5,042,000	2,772,030
*China Film Co., Ltd., Class A	47,100	77,277
China Foods, Ltd.	860,000	329,873
China Galaxy Securities Co., Ltd., Class H	1,984,000	1,083,169
China Gas Holdings, Ltd.	4,706,600	4,429,062
China Glass Holdings, Ltd.	384,000	40,260
#*China Gold International Resources Corp., Ltd.	485,800	2,847,892
*China Grand Automotive Services Group Co., Ltd., Class A	204,800	42,355
China Great Wall Securities Co., Ltd., Class A	20,400	21,545
China Greatwall Technology Group Co., Ltd., Class A	49,900	67,286
China Green Electricity Investment of Tianjin Co., Ltd., Class A	75,600	97,041
China Hanking Holdings, Ltd.	79,000	10,707
China Harzone Industry Corp., Ltd., Class A	10,100	9,929
*China High Speed Railway Technology Co., Ltd., Class A	168,600	50,908
#China Hongqiao Group, Ltd.	1,479,000	2,061,205
ΩChina International Capital Corp., Ltd., Class H	434,800	529,240
China International Marine Containers Group Co., Ltd., Class H	731,250	620,813
China Isotope & Radiation Corp.	62,200	84,299
*China Jinmao Holdings Group, Ltd.	2,788,000	238,833
China Jushi Co., Ltd., Class A	130,900	215,311
China Kepei Education Group, Ltd.	386,000	73,536
China Kings Resources Group Co., Ltd., Class A	22,700	104,158
China Leadshine Technology Co., Ltd., Class A	12,500	34,486
China Lesso Group Holdings, Ltd.	2,525,000	1,065,374
China Life Insurance Co., Ltd., Class H	767,000	1,021,856
China Lilang, Ltd.	370,000	227,075
*ΩChina Literature, Ltd.	423,600	1,530,034
China Longyuan Power Group Corp., Ltd., Class H	695,000	489,624
#*China Maple Leaf Educational Systems, Ltd.	622,000	29,425
China Medical System Holdings, Ltd.	1,819,000	1,630,337
China Meheco Co., Ltd., Class A	43,340	66,448
China Meidong Auto Holdings, Ltd.	936,000	305,171
China Mengniu Dairy Co., Ltd.	2,188,000	4,593,535
China Merchants Bank Co., Ltd., Class H	1,525,500	6,699,857
China Merchants Energy Shipping Co., Ltd., Class A	228,900	269,203
China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A	30,200	46,135
*China Merchants Port Holdings Co., Ltd.	1,923,599	2,548,009
China Merchants Property Operation & Service Co., Ltd., Class A	25,000	36,813
ΩChina Merchants Securities Co., Ltd., Class H	47,800	39,909
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	112,000	130,794
China Minsheng Banking Corp., Ltd., Class H	1,131,000	415,022
China Modern Dairy Holdings, Ltd.	1,655,000	137,543
China National Accord Medicines Corp., Ltd., Class A	47,510	230,117
China National Building Material Co., Ltd., Class H	3,818,000	1,488,889
China National Chemical Engineering Co., Ltd., Class A	139,000	132,236

9

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China National Medicines Corp., Ltd., Class A	66,600	$319,091
China National Nuclear Power Co., Ltd., Class A	367,749	468,499
China National Software & Service Co., Ltd., Class A	5,400	22,477
ΩChina New Higher Education Group, Ltd.	1,065,000	319,996
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	109,700	77,137
China Nonferrous Mining Corp., Ltd.	1,487,000	1,359,389
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	22,600	60,138
China Oilfield Services, Ltd., Class H	1,182,000	1,272,495
China Overseas Grand Oceans Group, Ltd.	48,391	10,456
China Overseas Land & Investment, Ltd.	912,000	1,700,118
China Overseas Property Holdings, Ltd.	60,000	36,746
China Pacific Insurance Group Co., Ltd., Class H	1,416,800	3,130,249
China Petroleum & Chemical Corp., Class H	17,508,000	10,565,867
China Power International Development, Ltd.	2,808,000	1,134,516
*China Qinfa Group, Ltd.	376,000	29,325
China Railway Group, Ltd., Class H	1,508,000	748,100
China Railway Hi-tech Industry Co., Ltd., Class A	168,600	182,014
ΩChina Railway Signal & Communication Corp., Ltd., Class H	500,000	194,983
China Railway Tielong Container Logistics Co., Ltd., Class A	99,700	83,714
China Rare Earth Resources And Technology Co., Ltd., Class A	10,700	41,352
China Reinsurance Group Corp., Class H	3,535,000	253,107
#*»ΩChina Renaissance Holdings, Ltd.	36,100	6,277
China Resources Beer Holdings Co., Ltd.	512,000	2,356,672
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	29,000	125,789
China Resources Building Materials Technology Holdings, Ltd.	1,856,000	315,614
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	67,700	203,204
China Resources Gas Group, Ltd.	648,000	2,050,580
China Resources Land, Ltd.	1,632,500	5,938,299
*China Resources Medical Holdings Co., Ltd.	914,500	484,073
China Resources Microelectronics, Ltd., Class A	24,734	124,438
ΩChina Resources Mixc Lifestyle Services, Ltd.	300,800	1,071,099
ΩChina Resources Pharmaceutical Group, Ltd.	1,890,500	1,227,911
China Resources Power Holdings Co., Ltd.	584,000	1,456,043
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	17,300	143,043
#China Risun Group, Ltd.	1,682,000	677,428
#*China Ruyi Holdings, Ltd.	3,048,000	767,729
*China Sanjiang Fine Chemicals Co., Ltd.	398,000	95,159
ΩChina Shengmu Organic Milk, Ltd.	30,000	740
China Shenhua Energy Co., Ltd., Class H	2,042,500	8,539,578
*China Southern Airlines Co., Ltd., Class H	1,140,000	413,952
China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd., Class A	70,600	47,794
China State Construction Development Holdings, Ltd.	510,000	159,758
China State Construction Engineering Corp., Ltd., Class A	1,452,300	1,073,264
China State Construction International Holdings, Ltd.	2,332,000	2,468,798
*China Sunshine Paper Holdings Co., Ltd.	656,000	157,684
China Suntien Green Energy Corp., Ltd., Class H	995,000	408,371
China Taiping Insurance Holdings Co., Ltd.	1,481,200	1,363,555
China Testing & Certification International Group Co., Ltd., Class A	34,280	35,353
*»China Tianrui Group Cement Co., Ltd.	3,000	18
*China Tianying, Inc., Class A	143,800	92,788
#China Tobacco International HK Co., Ltd.	161,000	247,433
China Tourism Group Duty Free Corp., Ltd., Class A	11,800	121,857
#ΩChina Tourism Group Duty Free Corp., Ltd., Class H	19,700	175,182
ΩChina Tower Corp., Ltd., Class H	44,706,000	5,258,722
China Traditional Chinese Medicine Holdings Co., Ltd.	4,880,000	2,664,246
*China TransInfo Technology Co., Ltd., Class A	99,600	134,714
China Travel International Investment Hong Kong, Ltd.	1,708,000	275,160
China Tungsten And Hightech Materials Co., Ltd., Class A	45,250	67,379

10

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#China Vanke Co., Ltd., Class H	1,433,800	$848,782
China West Construction Group Co., Ltd., Class A	122,600	100,238
China World Trade Center Co., Ltd., Class A	12,900	41,423
*China XLX Fertiliser, Ltd.	636,000	291,116
China Yangtze Power Co., Ltd., Class A	339,800	1,208,259
China Yongda Automobiles Services Holdings, Ltd.	1,084,000	295,213
ΩChina Youran Dairy Group, Ltd.	336,000	51,552
*ΩChina Yuhua Education Corp., Ltd.	1,606,000	139,631
China Zhenhua Group Science & Technology Co., Ltd., Class A	17,500	112,630
China Zheshang Bank Co., Ltd., Class H	1,106,900	319,848
*China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	105,300	30,488
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	7,600	8,613
Chinasoft International, Ltd.	2,876,000	1,746,663
Chongqing Brewery Co., Ltd., Class A	10,100	97,993
Chongqing Department Store Co., Ltd., Class A	31,200	112,145
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	100,136	188,593
Chongqing Fuling Zhacai Group Co., Ltd., Class A	73,590	144,178
Chongqing Gas Group Corp., Ltd., Class A	85,500	70,612
Chongqing Machinery & Electric Co., Ltd., Class H	708,000	61,556
Chongqing Rural Commercial Bank Co., Ltd., Class H	1,585,000	680,918
Chongqing Sanfeng Environment Group Corp., Ltd., Class A	143,800	161,784
Chongqing Zaisheng Technology Corp., Ltd., Class A	32,300	14,295
Chongqing Zhifei Biological Products Co., Ltd., Class A	72,290	349,841
Chongqing Zongshen Power Machinery Co., Ltd., Class A	96,800	156,552
Chongyi Zhangyuan Tungsten Industry Co., Ltd., Class A	95,520	90,872
Chow Tai Seng Jewellery Co., Ltd., Class A	44,300	97,542
CIMC Enric Holdings, Ltd.	658,000	652,851
ΩCIMC Vehicles Group Co., Ltd., Class H	68,000	64,338
Cisen Pharmaceutical Co., Ltd., Class A	32,600	72,050
CITIC Press Corp., Class A	1,200	4,924
CITIC Securities Co., Ltd., Class H	526,500	845,502
CITIC, Ltd.	1,931,000	1,844,291
City Development Environment Co., Ltd., Class A	66,300	112,527
*Citychamp Watch & Jewellery Group, Ltd.	750,000	99,729
*ΩCloud Music, Inc.	5,400	66,972
#*CMGE Technology Group, Ltd.	922,000	157,966
CMOC Group, Ltd., Class H	1,320,000	1,252,289
CMST Development Co., Ltd., Class A	133,600	95,416
CNGR Advanced Material Co., Ltd., Class A	11,000	79,547
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	227,145	144,374
CNOOC Energy Technology & Services, Ltd., Class A	245,100	137,538
CNSIG Inner Mongolia Chemical Industry Co., Ltd., Class A	168,380	180,848
COFCO Biotechnology Co., Ltd., Class A	48,800	42,388
#*COFCO Joycome Foods, Ltd.	3,235,000	736,242
COFCO Sugar Holding Co., Ltd., Class A	107,000	148,411
#Comba Telecom Systems Holdings, Ltd.	1,608,000	123,357
Concord New Energy Group, Ltd.	5,130,000	400,105
Contemporary Amperex Technology Co., Ltd., Class A	171,820	4,799,527
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	784,000	923,214
CPMC Holdings, Ltd.	721,000	617,642
CQ Pharmaceutical Holding Co., Ltd., Class A	145,800	109,557
CRRC Corp., Ltd., Class H	1,312,000	728,031
Crystal Clear Electronic Material Co., Ltd., Class A	24,194	25,018
ΩCSC Financial Co., Ltd., Class H	186,500	143,073
CSG Holding Co., Ltd., Class A	197,900	153,071
CSPC Innovation Pharmaceutical Co., Ltd., Class A	56,256	265,808
CSPC Pharmaceutical Group, Ltd.	9,980,000	8,268,603
CSSC Science & Technology Co., Ltd., Class A	32,900	72,260

11

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
CTS International Logistics Corp., Ltd., Class A	102,800	$94,254
Daan Gene Co., Ltd., Class A	137,500	132,515
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	146,200	96,755
Dalipal Holdings, Ltd.	246,000	157,265
Daqin Railway Co., Ltd., Class A	357,500	341,089
Dare Power Dekor Home Co., Ltd., Class A	100	95
Dashang Co., Ltd., Class A	36,400	102,481
DaShenLin Pharmaceutical Group Co., Ltd., Class A	53,664	161,148
#Datang International Power Generation Co., Ltd., Class H	1,588,000	314,709
Dazzle Fashion Co., Ltd., Class A	40,500	70,916
DBG Technology Co., Ltd., Class A	39,600	123,556
DeHua TB New Decoration Materials Co., Ltd., Class A	64,300	94,505
*Deppon Logistics Co., Ltd., Class A	59,000	135,360
DHC Software Co., Ltd., Class A	69,086	52,103
Digital China Group Co., Ltd., Class A	30,600	130,113
Digital China Information Service Group Co., Ltd., Class A	57,800	107,663
#*Dingdang Health Technology Group, Ltd.	285,000	43,727
*Do-Fluoride New Materials Co., Ltd., Class A	36,180	68,988
Dong-E-E-Jiao Co., Ltd., Class A	6,400	60,639
Dongfang Electric Corp., Ltd., Class H	86,400	117,981
Dongfang Electronics Co., Ltd., Class A	116,200	168,381
Dongguan Aohai Technology Co., Ltd., Class A	17,500	80,902
Dongguan Development Holdings Co., Ltd., Class A	75,900	105,798
*Dongjiang Environmental Co., Ltd., Class H	400	89
Dongxing Securities Co., Ltd., Class A	103,700	126,105
Dongyue Group, Ltd.	3,411,000	3,022,328
Dynagreen Environmental Protection Group Co., Ltd., Class H	380,000	138,470
*ΩEast Buy Holding, Ltd.	187,000	399,765
East Group Co., Ltd., Class A	138,500	106,363
East Money Information Co., Ltd., Class A	144,100	259,274
E-Commodities Holdings, Ltd.	1,554,000	321,879
Ecovacs Robotics Co., Ltd., Class A	9,500	64,901
*Edan Instruments, Inc., Class A	34,800	47,980
Edifier Technology Co., Ltd., Class A	55,500	98,176
*Edvantage Group Holdings, Ltd.	436,905	137,978
EEKA Fashion Holdings, Ltd.	242,500	403,071
EIT Environmental Development Group Co., Ltd., Class A	144	273
Electric Connector Technology Co., Ltd., Class A	10,600	62,405
»Elion Energy Co., Ltd., Class A	243,500	68,824
ENN Energy Holdings, Ltd.	421,900	3,649,253
ENN Natural Gas Co., Ltd., Class A	66,000	164,341
Eoptolink Technology, Inc., Ltd., Class A	7,840	93,501
Era Co., Ltd., Class A	105,800	67,393
Essex Bio-technology, Ltd.	1,000	294
Eternal Asia Supply Chain Management, Ltd., Class A	63,700	31,705
EVA Precision Industrial Holdings, Ltd.	996,000	100,603
Eve Energy Co., Ltd., Class A	29,600	150,878
Ever Sunshine Services Group, Ltd.	324,000	68,767
ΩEverbright Securities Co., Ltd., Class H	94,200	66,484
#*ΩEverest Medicines, Ltd.	107,500	336,058
*Fangda Carbon New Material Co., Ltd., Class A	60,800	42,501
*Fangda Special Steel Technology Co., Ltd., Class A	174,695	100,198
*FAW Jiefang Group Co., Ltd., Class A	30,900	38,258
FAWER Automotive Parts Co., Ltd., Class A	141,600	111,672
Fiberhome Telecommunication Technologies Co., Ltd., Class A	20,500	49,971
Fibocom Wireless, Inc., Class A	47,180	112,731
#*FIH Mobile, Ltd.	2,453,000	275,999
Financial Street Holdings Co., Ltd., Class A	200,400	85,377

12

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
First Capital Securities Co., Ltd., Class A	77,100	$61,017
#Flat Glass Group Co., Ltd., Class H	242,000	588,508
Focus Media Information Technology Co., Ltd., Class A	231,900	207,826
Foryou Corp., Class A	24,800	106,716
Foshan Haitian Flavouring & Food Co., Ltd., Class A	41,200	223,014
Foshan Nationstar Optoelectronics Co., Ltd., Class A	60,800	60,775
Fosun International, Ltd.	1,279,000	760,414
Founder Securities Co., Ltd., Class A	123,700	153,326
Foxconn Industrial Internet Co., Ltd., Class A	224,900	759,698
Fu Shou Yuan International Group, Ltd.	1,578,000	1,071,342
Fufeng Group, Ltd.	1,757,000	1,287,221
Fujian Boss Software Development Co., Ltd., Class A	40,280	71,919
Fujian Funeng Co., Ltd., Class A	113,840	156,800
Fujian Star-net Communication Co., Ltd., Class A	35,600	75,098
Fujian Sunner Development Co., Ltd., Class A	48,900	105,581
Fulin Precision Co., Ltd., Class A	76,600	83,645
Fulongma Group Co., Ltd., Class A	100	121
ΩFuyao Glass Industry Group Co., Ltd., Class H	346,400	2,083,839
*Gan & Lee Pharmaceuticals Co., Ltd., Class A	14,500	100,039
ΩGanfeng Lithium Group Co., Ltd., Class H	220,280	653,416
Gansu Energy Chemical Co., Ltd., Class A	508,100	246,591
Gansu Shangfeng Cement Co., Ltd., Class A	94,900	91,067
Gaona Aero Material Co., Ltd., Class A	16,800	41,253
G-bits Network Technology Xiamen Co., Ltd., Class A	4,200	113,296
GCL Energy Technology Co., Ltd., Class A	40,300	52,674
GD Power Development Co., Ltd., Class A	118,300	83,673
*GDS Holdings, Ltd., Class A	1,399,600	1,442,333
Geely Automobile Holdings, Ltd.	4,515,000	5,501,451
GEM Co., Ltd., Class A	150,100	144,037
Gemdale Corp., Class A	273,500	150,081
#Gemdale Properties & Investment Corp., Ltd.	4,862,000	174,060
*Genimous Technology Co., Ltd., Class A	26,100	24,038
*Genscript Biotech Corp.	8,000	11,906
Geovis Technology Co., Ltd., Class A	7,012	51,984
GEPIC Energy Development Co., Ltd., Class A	76,700	66,305
GF Securities Co., Ltd., Class H	242,800	243,384
*ΩGiant Biogene Holding Co., Ltd.	155,800	955,174
Giant Network Group Co., Ltd., Class A	38,400	62,421
GigaDevice Semiconductor, Inc., Class A	2,700	29,316
Ginlong Technologies Co., Ltd., Class A	12,200	90,075
Glarun Technology Co., Ltd., Class A	18,700	36,869
GoerTek, Inc., Class A	44,800	97,593
Goldenmax International Group, Ltd., Class A	27,300	26,047
#Goldwind Science & Technology Co., Ltd., Class H	479,649	193,179
Goneo Group Co., Ltd., Class A	5,884	96,953
GoodWe Technologies Co., Ltd., Class A	5,014	64,395
*Gosuncn Technology Group Co., Ltd., Class A	83,500	41,100
*Gotion High-tech Co., Ltd., Class A	22,800	58,973
Grand Pharmaceutical Group, Ltd.	1,295,000	718,598
Grandblue Environment Co., Ltd., Class A	32,700	83,002
*Grandjoy Holdings Group Co., Ltd., Class A	195,400	71,124
Great Wall Motor Co., Ltd.	541,500	826,665
*Greattown Holdings, Ltd., Class A	600	325
*Greatview Aseptic Packaging Co., Ltd.	960,000	260,216
Gree Electric Appliances, Inc. of Zhuhai, Class A	78,200	454,130
*Gree Real Estate Co., Ltd., Class A	86,300	69,488
Greentown China Holdings, Ltd.	1,915,000	1,691,895
ΩGreentown Management Holdings Co., Ltd.	467,000	402,442

13

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Greentown Service Group Co., Ltd.	1,300,000	$596,711
GRG Banking Equipment Co., Ltd., Class A	30,200	49,633
GRG Metrology & Test Group Co., Ltd., Class A	42,200	85,180
Grinm Advanced Materials Co., Ltd., Class A	42,500	56,370
Guangdong Advertising Group Co., Ltd., Class A	94,400	68,982
Guangdong Aofei Data Technology Co., Ltd., Class A	44,227	72,686
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	105,600	81,825
*Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A	85,500	68,372
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	128,000	112,241
Guangdong Dongpeng Holdings Co., Ltd., Class A	41,100	38,647
Guangdong Dowstone Technology Co., Ltd., Class A	47,800	72,033
Guangdong Ellington Electronics Technology Co., Ltd., Class A	57,700	57,597
Guangdong Great River Smarter Logistics Co., Ltd., Class A	19,900	39,016
Guangdong Haid Group Co., Ltd., Class A	40,700	279,846
*Guangdong HEC Technology Holding Co., Ltd., Class A	67,200	81,997
Guangdong Hongda Holdings Group Co., Ltd., Class A	55,100	161,966
Guangdong Investment, Ltd.	1,734,000	908,991
Guangdong Kinlong Hardware Products Co., Ltd., Class A	8,200	37,512
Guangdong Provincial Expressway Development Co., Ltd., Class A	93,200	131,840
Guangdong Sirio Pharma Co., Ltd., Class A	15,300	82,333
Guangdong South New Media Co., Ltd., Class A	18,600	96,809
Guangdong Topstar Technology Co., Ltd., Class A	32,600	61,083
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	60,100	137,718
Guangdong Zhongnan Iron & Steel Co., Ltd., Class A	183,500	55,407
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	37,700	78,852
Guanghui Energy Co., Ltd., Class A	266,500	271,536
*Guangshen Railway Co., Ltd., Class H	1,590,000	433,015
Guangxi Liugong Machinery Co., Ltd., Class A	164,600	239,197
Guangxi LiuYao Group Co., Ltd., Class A	30,200	94,894
Guangxi Wuzhou Communications Co., Ltd., Class A	440	270
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	243,600	81,951
Guangzhou Automobile Group Co., Ltd., Class H	1,588,000	659,873
*Guangzhou Baiyun International Airport Co., Ltd., Class A	64,000	91,328
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	72,000	192,400
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	34,500	113,970
Guangzhou Haige Communications Group, Inc. Co., Class A	37,500	56,356
Guangzhou KDT Machinery Co., Ltd., Class A	29,520	88,198
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	9,000	47,588
Guangzhou Restaurant Group Co., Ltd., Class A	35,400	89,318
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	11,600	53,626
Guangzhou Tinci Materials Technology Co., Ltd., Class A	66,000	191,095
Guangzhou Wondfo Biotech Co., Ltd., Class A	31,800	121,317
Guangzhou Zhujiang Brewery Co., Ltd., Class A	43,300	50,327
Guilin Sanjin Pharmaceutical Co., Ltd., Class A	38,600	76,104
*»Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	93,500	83,278
*Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	19,400	19,847
*Guizhou Gas Group Corp., Ltd., Class A	5,000	5,025
Guizhou Panjiang Refined Coal Co., Ltd., Class A	225,600	181,340
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	138,200	75,455
Guizhou Zhenhua E-chem, Inc., Class A	30,617	54,666
#*Guolian Securities Co., Ltd., Class H	1,000	465
Guomai Technologies, Inc., Class A	71,200	68,520
Guosen Securities Co., Ltd., Class A	31,200	38,672
*Guosheng Financial Holding, Inc., Class A	65,700	108,157
ΩGuotai Junan Securities Co., Ltd., Class H	55,800	59,573
Guoyuan Securities Co., Ltd., Class A	70,200	66,010
#Gushengtang Holdings, Ltd.	97,100	579,159
H World Group, Ltd.	646,600	2,504,984

14

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#*ΩHaichang Ocean Park Holdings, Ltd.	919,000	$94,001
ΩHaidilao International Holding, Ltd.	751,000	1,716,857
Haier Smart Home Co., Ltd., Class H	1,171,000	4,379,347
Hailir Pesticides and Chemicals Group Co., Ltd., Class A	32,500	65,959
*Hainan Airlines Holding Co., Ltd., Class A	405,300	76,557
Hainan Haide Capital Management Co., Ltd., Class A	85,600	116,251
*Hainan Meilan International Airport Co., Ltd.	187,000	182,907
Hainan Poly Pharm Co., Ltd., Class A	30,000	51,083
Hainan Strait Shipping Co., Ltd., Class A	121,000	107,438
*Haisco Pharmaceutical Group Co., Ltd., Class A	7,000	29,301
Haitian International Holdings, Ltd.	451,000	1,481,959
Haitong Securities Co., Ltd., Class H	704,000	338,444
Hand Enterprise Solutions Co., Ltd., Class A	80,200	73,312
Hang Zhou Great Star Industrial Co., Ltd., Class A	39,600	138,462
Hangcha Group Co., Ltd., Class A	30,500	125,987
Hangjin Technology Co., Ltd., Class A	6,300	24,278
Hangxiao Steel Structure Co., Ltd., Class A	114,400	44,480
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	153,400	141,917
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	13,500	34,509
Hangzhou First Applied Material Co., Ltd., Class A	25,000	93,824
Hangzhou Haoyue Personal Care Co., Ltd., Class A	12,400	76,763
Hangzhou Lion Microelectronics Co., Ltd., Class A	36,900	112,436
Hangzhou Onechance Tech Corp., Class A	8,800	21,694
Hangzhou Oxygen Plant Group Co., Ltd., Class A	26,500	99,819
Hangzhou Robam Appliances Co., Ltd., Class A	40,900	133,590
Hangzhou Silan Microelectronics Co., Ltd., Class A	16,300	43,104
#ΩHangzhou Tigermed Consulting Co., Ltd., Class H	59,600	264,806
Han’s Laser Technology Industry Group Co., Ltd., Class A	49,300	143,354
ΩHansoh Pharmaceutical Group Co., Ltd.	240,000	533,933
Haohua Chemical Science & Technology Co., Ltd., Class A	19,200	82,301
*ΩHarbin Bank Co., Ltd., Class H	1,001,000	39,036
Harbin Boshi Automation Co., Ltd., Class A	46,700	98,899
Harbin Electric Co., Ltd., Class H	474,000	154,541
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	137,500	41,138
*Harbin Pharmaceutical Group Co., Ltd., Class A	172,000	73,515
HBIS Resources Co., Ltd., Class A	56,200	141,024
*ΩHBM Holdings, Ltd.	226,000	34,097
Health & Happiness H&H International Holdings, Ltd.	256,500	335,170
*Healthcare Co., Ltd., Class A	45,000	52,055
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	11,000	32,835
Hefei Meiya Optoelectronic Technology, Inc., Class A	38,730	95,691
Heilongjiang Agriculture Co., Ltd., Class A	48,300	87,104
Henan Liliang Diamond Co., Ltd., Class A	19,900	92,930
Henan Lingrui Pharmaceutical Co., Class A	46,100	161,761
Henan Mingtai Al Industrial Co., Ltd., Class A	95,100	161,014
Henan Pinggao Electric Co., Ltd., Class A	75,200	153,553
Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A	76,100	227,787
Henan Shuanghui Investment & Development Co., Ltd., Class A	84,645	314,401
Henan Thinker Automatic Equipment Co., Ltd., Class A	38,040	114,546
*Henan Yicheng New Energy Co., Ltd., Class A	164,400	92,707
Henan Yuguang Gold & Lead Co., Ltd., Class A	112,600	102,463
*Henan Yuneng Holdings Co., Ltd., Class A	62,000	36,672
Hengan International Group Co., Ltd.	725,000	2,447,195
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	83,400	165,697
*Hengli Petrochemical Co., Ltd., Class A	114,900	245,548
Hengtong Optic-electric Co., Ltd., Class A	82,200	160,480
*Hengyi Petrochemical Co., Ltd., Class A	114,500	118,242
Hesteel Co., Ltd., Class A	525,800	158,763

15

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Hisense Home Appliances Group Co., Ltd., Class H	242,000	$1,022,618
Hithink RoyalFlush Information Network Co., Ltd., Class A	4,300	71,683
HLA Group Corp., Ltd., Class A	139,300	174,966
Hongfa Technology Co., Ltd., Class A	11,700	46,136
*Hongli Zhihui Group Co., Ltd., Class A	39,600	33,906
Hongta Securities Co., Ltd., Class A	38,040	37,920
*Hopson Development Holdings, Ltd.	1,109,951	530,765
*Horizon Construction Development, Ltd.	137,000	34,683
Hoyuan Green Energy Co., Ltd., Class A	39,333	119,144
#*ΩHua Hong Semiconductor, Ltd.	611,000	1,218,688
Huaan Securities Co., Ltd., Class A	110,900	74,005
Huabao Flavours & Fragrances Co., Ltd., Class A	18,000	46,384
#Huadian Power International Corp., Ltd., Class H	550,000	300,977
Huadong Medicine Co., Ltd., Class A	34,600	157,139
*Huafa Property Services Group Co., Ltd.	260,000	6,117
Huafon Chemical Co., Ltd., Class A	124,300	139,502
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	150,000	83,139
*Huafu Fashion Co., Ltd., Class A	154,500	101,609
Huagong Tech Co., Ltd., Class A	8,200	38,032
Huaibei Mining Holdings Co., Ltd., Class A	115,900	307,450
Hualan Biological Engineering, Inc., Class A	21,500	57,715
*Huaneng Power International, Inc., Class H	1,208,000	770,715
Huapont Life Sciences Co., Ltd., Class A	162,200	103,766
ΩHuatai Securities Co., Ltd., Class H	234,600	278,957
Huaxi Securities Co., Ltd., Class A	67,400	68,766
Huaxia Bank Co., Ltd., Class A	271,800	251,453
Huaxin Cement Co., Ltd., Class A	1,900	3,641
Huaxin Cement Co., Ltd., Class H	288,900	257,828
Huayu Automotive Systems Co., Ltd., Class A	110,600	251,303
#Huazhong In-Vehicle Holdings Co., Ltd., Class V	24,000	7,180
Hubei Biocause Pharmaceutical Co., Ltd., Class A	164,300	53,914
Hubei Dinglong Co., Ltd., Class A	14,900	48,667
Hubei Energy Group Co., Ltd., Class A	51,000	40,502
Hubei Feilihua Quartz Glass Co., Ltd., Class A	24,650	91,457
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	29,500	167,329
Hubei Xingfa Chemicals Group Co., Ltd., Class A	47,500	140,936
Huizhou Desay Sv Automotive Co., Ltd., Class A	3,300	57,269
Humanwell Healthcare Group Co., Ltd., Class A	6,900	19,265
Hunan Aihua Group Co., Ltd., Class A	15,500	31,735
Hunan Er-Kang Pharmaceutical Co., Ltd., Class A	47,800	16,937
*Hunan Friendship & Apollo Commercial Co., Ltd., Class A	27,100	9,603
Hunan Gold Corp., Ltd., Class A	124,800	269,114
Hunan Valin Steel Co., Ltd., Class A	210,800	151,714
Hunan Zhongke Electric Co., Ltd., Class A	44,900	60,482
Hundsun Technologies, Inc., Class A	26,330	74,819
ΩHygeia Healthcare Holdings Co., Ltd.	310,600	1,288,673
*Hytera Communications Corp., Ltd., Class A	141,300	82,797
*HyUnion Holding Co., Ltd., Class A	109,800	86,290
#*ΩiDreamSky Technology Holdings, Ltd.	354,000	132,616
IEIT Systems Co., Ltd., Class A	5,700	32,151
Iflytek Co., Ltd., Class A	4,500	27,988
IKD Co., Ltd., Class A	24,400	64,793
ΩIMAX China Holding, Inc.	24,300	21,966
Imeik Technology Development Co., Ltd., Class A	980	29,023
Industrial & Commercial Bank of China, Ltd., Class H	15,692,000	8,486,826
Industrial Bank Co., Ltd., Class A	435,000	1,010,589
Industrial Securities Co., Ltd., Class A	136,700	105,358
Infore Environment Technology Group Co., Ltd., Class A	257,000	181,776

16

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Ingenic Semiconductor Co., Ltd., Class A	9,000	$79,279
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	412,300	90,953
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	81,900	237,921
Inner Mongolia ERDOS Resources Co., Ltd., Class A	69,812	118,584
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	205,300	119,167
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A	92,800	165,309
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	90,400	356,592
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	10,700	42,207
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	189,500	187,594
*ΩInnoCare Pharma, Ltd.	643,000	380,644
*ΩInnovent Biologics, Inc.	100,000	489,055
Innuovo Technology Co., Ltd., Class A	58,700	50,178
Inspur Digital Enterprise Technology, Ltd.	384,000	191,971
Intco Medical Technology Co., Ltd., Class A	36,020	137,019
Intron Technology Holdings, Ltd.	334,000	81,138
*iQIYI, Inc., Sponsored ADR	339,289	1,645,552
IReader Technology Co., Ltd., Class A	100	323
IVD Medical Holding, Ltd.	15,000	3,874
*JA Solar Technology Co., Ltd., Class A	131,376	257,573
Jade Bird Fire Co., Ltd., Class A	49,160	98,009
Jafron Biomedical Co., Ltd., Class A	15,000	56,956
Jason Furniture Hangzhou Co., Ltd., Class A	21,200	97,597
JCET Group Co., Ltd., Class A	57,700	205,010
*ΩJD Health International, Inc.	346,400	1,202,470
*ΩJD Logistics, Inc.	696,200	761,074
JD.com, Inc., Class SW	593,500	8,711,425
Jenkem Technology Co., Ltd., Class A	2,102	23,200
Jia Yao Holdings, Ltd.	24,000	10,771
Jiajiayue Group Co., Ltd., Class A	15,700	23,032
Jiangling Motors Corp., Ltd., Class A	45,200	163,090
Jiangsu Azure Corp., Class A	104,700	121,403
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	172,500	189,078
Jiangsu Cnano Technology Co., Ltd., Class A	17,396	70,419
Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	81,100	116,513
Jiangsu Eastern Shenghong Co., Ltd., Class A	73,400	100,391
Jiangsu Expressway Co., Ltd., Class H	384,000	378,049
Jiangsu Guomao Reducer Co., Ltd., Class A	32,640	61,293
Jiangsu Guoxin Corp., Ltd., Class A	42,800	48,625
Jiangsu Haili Wind Power Equipment Technology Co., Ltd., Class A	11,900	79,837
Jiangsu Hengli Hydraulic Co., Ltd., Class A	10,300	72,426
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	25,700	163,563
*Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	55,500	62,747
*Jiangsu Hoperun Software Co., Ltd., Class A	6,700	20,960
Jiangsu Huahong Technology Stock Co., Ltd., Class A	32,500	48,125
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	323,500	175,288
Jiangsu Jiejie Microelectronics Co., Ltd., Class A	32,300	74,727
Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	39,700	107,393
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	20,400	161,502
Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	40,740	122,676
Jiangsu Linyang Energy Co., Ltd., Class A	133,100	121,485
*Jiangsu Lopal Tech Co., Ltd., Class A	36,500	48,865
Jiangsu Nata Opto-electronic Material Co., Ltd., Class A	24,100	84,964
*Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	26,700	92,068
Jiangsu Pacific Quartz Co., Ltd., Class A	11,800	127,356
Jiangsu Provincial Agricultural Reclamation and Development Corp., Class A	102,200	144,572
Jiangsu Shagang Co., Ltd., Class A	181,600	100,403
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	137,900	122,443
Jiangsu Sopo Chemical Co., Class A	69,400	65,353

17

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Jiangsu ToLand Alloy Co., Ltd., Class A	19,300	$64,369
Jiangsu Yanghe Distillery Co., Ltd., Class A	21,700	284,439
Jiangsu Yangnong Chemical Co., Ltd., Class A	17,850	158,567
Jiangsu Yoke Technology Co., Ltd., Class A	5,800	51,331
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	15,900	84,729
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	218,420	124,976
Jiangsu Zhongtian Technology Co., Ltd., Class A	77,200	144,438
Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	368,500	135,654
*Jiangxi Fushine Pharmaceutical Co., Ltd., Class A	22,700	35,366
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	30,900	35,020
Jiangxi Wannianqing Cement Co., Ltd., Class A	38,500	29,567
Jiangxi Xinyu Guoke Technology Co., Ltd., Class A	11,000	30,681
Jiangyin Hengrun Heavy Industries Co., Ltd., Class A	10,000	25,176
Jiangzhong Pharmaceutical Co., Ltd., Class A	34,800	127,916
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	81,900	84,577
Jiayou International Logistics Co., Ltd., Class A	62,796	220,779
*Jilin Chemical Fibre, Class A	195,200	98,233
Jilin Electric Power Co., Ltd., Class A	115,900	75,744
#Jinchuan Group International Resources Co., Ltd.	1,894,000	186,465
Jinduicheng Molybdenum Co., Ltd., Class A	78,000	122,168
Jingjin Equipment, Inc., Class A	39,560	126,650
Jinhui Liquor Co., Ltd., Class A	22,000	66,610
*Jinke Smart Services Group Co., Ltd., Class H	81,200	94,477
#JinkoSolar Holding Co., Ltd., Sponsored ADR	40,693	981,515
Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	70,700	154,892
*Jinneng Holding Shanxi Electric Power Co., Ltd., Class A	140,400	48,394
Jinneng Science&Technology Co., Ltd., Class A	67,700	63,379
#*ΩJinxin Fertility Group, Ltd.	3,124,000	1,062,476
Jinyu Bio-Technology Co., Ltd., Class A	62,500	78,761
JiuGui Liquor Co., Ltd., Class A	12,100	85,233
#ΩJiumaojiu International Holdings, Ltd.	1,422,000	901,795
Jiuzhitang Co., Ltd., Class A	16,900	18,291
Jizhong Energy Resources Co., Ltd., Class A	157,960	163,123
JL Mag Rare-Earth Co., Ltd., Class A	11,520	23,650
JL Mag Rare-Earth Co., Ltd., Class H	48,200	42,091
JNBY Design, Ltd.	137,000	250,486
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	88,800	148,756
Joinn Laboratories China Co., Ltd., Class A	13,220	29,874
Jointo Energy Investment Co., Ltd., Class A	70,600	67,651
Jointown Pharmaceutical Group Co., Ltd., Class A	129,123	146,161
*Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	20,700	84,193
Joy City Property, Ltd.	3,922,000	111,825
Joyoung Co., Ltd., Class A	44,600	71,331
ΩJS Global Lifestyle Co., Ltd.	937,000	182,100
JSTI Group, Class A	26,700	31,291
Juewei Food Co., Ltd., Class A	43,500	121,810
*Juneyao Airlines Co., Ltd., Class A	112,500	190,940
Kaishan Group Co., Ltd., Class A	66,500	118,826
*Kangji Medical Holdings, Ltd.	244,500	226,644
KBC Corp., Ltd., Class A	8,542	44,165
Keboda Technology Co., Ltd., Class A	3,300	33,009
*Keeson Technology Corp., Ltd., Class A	9,328	15,446
Kehua Data Co., Ltd., Class A	34,100	124,638
Keshun Waterproof Technologies Co., Ltd., Class A	75,780	47,226
*Kidswant Children Products Co., Ltd., Class A	91,800	81,890
Kinetic Development Group, Ltd.	1,104,000	128,451
Kingboard Holdings, Ltd.	585,500	1,293,592
Kingboard Laminates Holdings, Ltd.	829,000	715,459

18

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
KingClean Electric Co., Ltd., Class A	24,000	$87,324
Kingfa Sci & Tech Co., Ltd., Class A	110,500	113,654
Konfoong Materials International Co., Ltd., Class A	15,321	101,500
*Konka Group Co., Ltd., Class A	129,300	54,730
KPC Pharmaceuticals, Inc., Class A	36,400	114,024
*ΩKuaishou Technology, Class W	109,300	781,892
*Kuang-Chi Technologies Co., Ltd., Class A	13,200	35,689
Kunlun Energy Co., Ltd.	3,764,000	3,671,984
*Kunlun Tech Co., Ltd., Class A	12,600	69,454
*Kunming Yunnei Power Co., Ltd., Class A	600	181
Kunshan Dongwei Technology Co., Ltd., Class A	12,986	60,069
Kunshan Kinglai Hygienic Materials Co., Ltd., Class A	16,940	57,339
Kweichow Moutai Co., Ltd., Class A	18,355	4,314,834
*Lakala Payment Co., Ltd., Class A	50,900	101,548
*Lancy Co., Ltd., Class A	35,000	84,207
*Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	14,400	8,398
Lao Feng Xiang Co., Ltd., Class A	10,400	110,740
Laobaixing Pharmacy Chain JSC, Class A	51,360	237,010
LB Group Co., Ltd., Class A	65,600	189,937
Lee & Man Chemical Co., Ltd.	42,000	17,990
Lee & Man Paper Manufacturing, Ltd.	1,036,000	313,931
ΩLegend Holdings Corp., Class H	696,800	494,456
Lenovo Group, Ltd.	6,590,000	7,524,255
Lens Technology Co., Ltd., Class A	162,300	320,216
*Leo Group Co., Ltd., Class A	533,600	147,140
Lepu Medical Technology Beijing Co., Ltd., Class A	21,700	44,130
Levima Advanced Materials Corp., Class A	15,700	37,015
Leyard Optoelectronic Co., Ltd., Class A	164,100	113,353
*Li Auto, Inc., ADR	5,535	145,460
*Li Auto, Inc., Class A	58,300	775,226
Li Ning Co., Ltd.	2,378,500	6,340,680
Lianhe Chemical Technology Co., Ltd., Class A	67,600	55,176
*Liao Ning Oxiranchem, Inc., Class A	24,500	17,802
Liaoning Port Co., Ltd., Class H	116,000	9,195
*Lifetech Scientific Corp.	1,272,000	279,732
*Lingbao Gold Group Co., Ltd., Class H	322,000	122,275
*LingNan Eco&Culture-Tourism Co., Ltd., Class A	126,100	32,860
Lingyi iTech Guangdong Co., Class A	225,000	161,624
*Liuzhou Iron & Steel Co., Ltd., Class A	108,100	43,670
Livzon Pharmaceutical Group, Inc., Class H	113,200	389,337
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	15,100	41,076
LK Technology Holdings, Ltd.	542,500	221,961
Loncin Motor Co., Ltd., Class A	211,900	189,610
*ΩLongfor Group Holdings, Ltd.	1,947,000	2,937,478
Longhua Technology Group Luoyang Co., Ltd., Class A	53,300	45,562
LONGi Green Energy Technology Co., Ltd., Class A	206,040	517,021
Longshine Technology Group Co., Ltd., Class A	66,300	91,137
Lonking Holdings, Ltd.	1,709,000	314,652
Luenmei Quantum Co., Ltd., Class A	108,700	88,273
Luolai Lifestyle Technology Co., Ltd., Class A	11,900	14,783
Luoniushan Co., Ltd., Class A	187,700	127,843
*Luoxin Pharmaceuticals Group Stock Co., Ltd., Class A	54,700	34,918
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	24,000	66,941
*Lushang Freda Pharmaceutical Co., Ltd., Class A	51,200	55,697
Luxi Chemical Group Co., Ltd., Class A	93,200	148,674
Luxshare Precision Industry Co., Ltd., Class A	143,800	578,931
*ΩLuye Pharma Group, Ltd.	2,288,000	810,331
Luzhou Laojiao Co., Ltd., Class A	35,400	908,312

19

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#*LVGEM China Real Estate Investment Co., Ltd.	860,000	$89,066
Maanshan Iron & Steel Co., Ltd., Class H	928,000	136,450
Maccura Biotechnology Co., Ltd., Class A	10,300	18,660
Mango Excellent Media Co., Ltd., Class A	63,600	205,542
*ΩMaoyan Entertainment	394,800	492,667
*Markor International Home Furnishings Co., Ltd., Class A	200	65
Maxscend Microelectronics Co., Ltd., Class A	3,500	43,802
Maxvision Technology Corp., Class A	6,100	19,470
Mayinglong Pharmaceutical Group Co., Ltd., Class A	31,600	121,295
ΩMedlive Technology Co., Ltd.	69,500	74,021
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	178,900	109,023
#ΩMeitu, Inc.	608,000	253,424
*ΩMeituan, Class W	577,060	8,079,076
Metallurgical Corp. of China, Ltd., Class H	1,396,000	273,089
M-Grass Ecology And Environment Group Co., Ltd., Class A	121,700	47,821
#*Microport Scientific Corp.	818,500	658,258
Midea Group Co., Ltd., Class A	23,900	229,940
*ΩMidea Real Estate Holding, Ltd.	43,000	24,081
Milkyway Intelligent Supply Chain Service Group Co., Ltd., Class A	14,400	108,800
Ming Yang Smart Energy Group, Ltd., Class A	15,400	20,829
#*Ming Yuan Cloud Group Holdings, Ltd.	704,000	222,329
MINISO Group Holding, Ltd., Class A	187,800	1,084,126
Minth Group, Ltd.	1,040,000	1,787,143
MLS Co., Ltd., Class A	97,900	113,248
#*MMG, Ltd.	4,436,000	2,030,491
*ΩMobvista, Inc.	288,000	99,422
Monalisa Group Co., Ltd., Class A	35,575	50,913
Montage Technology Co., Ltd., Class A	3,000	21,058
Montnets Cloud Technology Group Co., Ltd., Class A	60,400	70,702
*Morimatsu International Holdings Co., Ltd.	302,000	193,065
Muyuan Foods Co., Ltd., Class A	143,300	861,821
MYS Group Co., Ltd., Class A	136,700	60,500
*NanJi E-Commerce Co., Ltd., Class A	125,000	52,909
Nanjing Hanrui Cobalt Co., Ltd., Class A	20,000	78,754
Nanjing Iron & Steel Co., Ltd., Class A	182,900	137,182
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	48,600	91,800
Nanjing Securities Co., Ltd., Class A	40,300	45,562
Nanjing Xinjiekou Department Store Co., Ltd., Class A	96,400	76,690
Nantong Jianghai Capacitor Co., Ltd., Class A	94,700	199,768
NARI Technology Co., Ltd., Class A	133,060	431,856
*National Silicon Industry Group Co., Ltd., Class A	33,449	61,198
NAURA Technology Group Co., Ltd., Class A	4,500	197,919
*NavInfo Co., Ltd., Class A	61,500	63,256
*Nayuki Holdings, Ltd.	55,000	19,479
NetDragon Websoft Holdings, Ltd.	248,500	350,134
NetEase, Inc.	534,200	10,265,721
NetEase, Inc., Sponsored ADR	2,200	205,634
New China Life Insurance Co., Ltd., Class H	982,400	1,899,183
New Hope Dairy Co., Ltd., Class A	39,600	54,435
*New Hope Liuhe Co., Ltd., Class A	42,400	52,145
*»ΩNew Horizon Health, Ltd.	61,500	111,186
*Newborn Town, Inc.	342,000	149,110
Newland Digital Technology Co., Ltd., Class A	19,800	46,381
Nexteer Automotive Group, Ltd.	1,447,000	769,641
*Nine Dragons Paper Holdings, Ltd.	1,442,000	641,610
Ninestar Corp., Class A	16,900	58,998
Ningbo BaoSi Energy Equipment Co., Ltd., Class A	200	188
Ningbo Haitian Precision Machinery Co., Ltd., Class A	23,300	90,174

20

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Ningbo Huaxiang Electronic Co., Ltd., Class A	89,200	$171,194
Ningbo Joyson Electronic Corp., Class A	60,700	147,546
*Ningbo Orient Wires & Cables Co., Ltd., Class A	13,700	83,281
Ningbo Ronbay New Energy Technology Co., Ltd., Class A	38,097	160,573
Ningbo Sanxing Medical Electric Co., Ltd., Class A	39,800	184,926
Ningbo Shanshan Co., Ltd., Class A	98,800	161,421
Ningbo Tuopu Group Co., Ltd., Class A	13,900	120,565
*Ningbo Xusheng Group Co., Ltd., Class A	62,400	118,297
Ningbo Yunsheng Co., Ltd., Class A	82,100	68,144
Ningbo Zhoushan Port Co., Ltd., Class A	88,300	43,949
Ningxia Baofeng Energy Group Co., Ltd., Class A	122,100	279,285
#*NIO, Inc., Class A	255,900	1,169,696
*Niu Technologies, ADR	4,861	11,034
ΩNongfu Spring Co., Ltd., Class H	378,400	2,235,217
Norinco International Cooperation, Ltd., Class A	94,100	156,986
North Huajin Chemical Industries Co., Ltd., Class A	117,300	79,570
North Industries Group Red Arrow Co., Ltd., Class A	38,500	71,077
Northeast Pharmaceutical Group Co., Ltd., Class A	117,400	76,886
Northeast Securities Co., Ltd., Class A	164,600	156,363
Northking Information Technology Co., Ltd., Class A	4,100	9,649
*ΩOcumension Therapeutics	136,500	125,309
*Offcn Education Technology Co., Ltd., Class A	209,300	76,760
Offshore Oil Engineering Co., Ltd., Class A	141,800	124,538
*OFILM Group Co., Ltd., Class A	17,000	20,626
Olympic Circuit Technology Co., Ltd., Class A	37,600	93,677
Oppein Home Group, Inc., Class A	7,200	61,954
Opple Lighting Co., Ltd., Class A	29,400	73,774
ORG Technology Co., Ltd., Class A	228,900	147,383
Orient Overseas International, Ltd.	129,000	1,885,222
ΩOrient Securities Co., Ltd., Class H	272,000	113,374
*Oriental Energy Co., Ltd., Class A	120,100	151,678
Ovctek China, Inc., Class A	27,800	72,174
*Pacific Securities Co., Ltd. (The), Class A	157,875	76,402
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	27,800	112,266
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	327,200	140,300
*PCI Technology Group Co., Ltd., Class A	29,800	18,530
*PDD Holdings, Inc., Sponsored ADR	150,311	18,815,931
*»ΩPeijia Medical, Ltd.	275,000	128,689
*Peking University Resources Holdings Co., Ltd.	6,866,000	72,863
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	286,100	42,602
People.cn Co., Ltd., Class A	7,700	26,424
People’s Insurance Co. Group of China, Ltd. (The), Class H	3,822,000	1,260,773
Perfect World Co., Ltd., Class A	63,300	87,275
PetroChina Co., Ltd., Class H	12,856,000	12,130,783
PharmaBlock Sciences Nanjing, Inc., Class A	23,800	110,420
ΩPharmaron Beijing Co., Ltd., Class H	139,875	173,654
PhiChem Corp., Class A	59,900	98,444
PICC Property & Casualty Co., Ltd., Class H	4,220,000	5,271,493
Ping An Bank Co., Ltd., Class A	241,900	359,867
*ΩPing An Healthcare and Technology Co., Ltd.	779,800	1,110,696
Ping An Insurance Group Co. of China, Ltd.	3,936,500	18,094,049
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	115,600	210,386
PNC Process Systems Co., Ltd., Class A	6,740	23,120
*Polaris Bay Group Co., Ltd., Class A	140,000	144,769
Poly Developments and Holdings Group Co., Ltd., Class A	130,600	160,438
Poly Property Group Co., Ltd.	2,020,853	372,069
Poly Property Services Co., Ltd., Class H	244,800	1,001,585
Pony Testing International Group Co., Ltd., Class A	19,400	25,491

21

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
ΩPop Mart International Group, Ltd.	564,200	$2,445,453
ΩPostal Savings Bank of China Co., Ltd., Class H	2,218,000	1,159,876
Pou Sheng International Holdings, Ltd.	1,943,000	163,962
Power Construction Corp. of China, Ltd., Class A	366,700	256,838
Prinx Chengshan Holdings, Ltd.	13,500	12,514
#*Productive Technologies Co., Ltd.	658,000	27,342
Pylon Technologies Co., Ltd., Class A	2,801	30,594
*Q Technology Group Co., Ltd.	405,000	168,293
Qianhe Condiment and Food Co., Ltd., Class A	43,860	93,671
Qingdao East Steel Tower Stock Co., Ltd., Class A	119,600	125,817
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	31,400	52,601
Qingdao Gon Technology Co., Ltd., Class A	23,400	74,398
Qingdao Haier Biomedical Co., Ltd., Class A	13,258	68,109
Qingdao Hanhe Cable Co., Ltd., Class A	202,500	104,420
Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	27,020	52,155
ΩQingdao Port International Co., Ltd., Class H	61,000	39,932
*Qingdao Rural Commercial Bank Corp., Class A	389,800	152,632
Qingdao Sentury Tire Co., Ltd., Class A	28,840	104,299
Qingdao TGOOD Electric Co., Ltd., Class A	24,900	66,602
Qingdao Topscomm Communication, Inc., Class A	32,700	25,698
*Qinghai Salt Lake Industry Co., Ltd., Class A	106,000	242,459
Qinhuangdao Port Co., Ltd., Class H	564,000	117,542
Queclink Wireless Solutions Co., Ltd., Class A	13,400	21,634
Quectel Wireless Solutions Co., Ltd., Class A	4,340	24,121
Rainbow Digital Commercial Co., Ltd., Class A	199,300	134,644
Raytron Technology Co., Ltd., Class A	4,159	18,980
*Realcan Pharmaceutical Group Co., Ltd., Class A	134,100	49,551
Red Avenue New Materials Group Co., Ltd., Class A	19,300	78,100
ΩRed Star Macalline Group Corp., Ltd., Class H	429,600	85,687
#*»ΩRedco Properties Group, Ltd.	162,000	5,178
Renhe Pharmacy Co., Ltd., Class A	196,400	176,824
Rianlon Corp., Class A	22,400	92,745
Richinfo Technology Co., Ltd., Class A	22,000	59,573
Risen Energy Co., Ltd., Class A	30,800	55,035
*RiseSun Real Estate Development Co., Ltd., Class A	397,100	91,433
Riyue Heavy Industry Co., Ltd., Class A	65,400	110,819
Rockchip Electronics Co., Ltd., Class A	3,800	30,257
*RongFa Nuclear Equipment Co., Ltd., Class A	139,300	86,427
Rongsheng Petrochemical Co., Ltd., Class A	16,900	26,120
*Roshow Technology Co., Ltd., Class A	102,300	82,653
Ruida Futures Co., Ltd., Class A	8,500	14,942
Runjian Co., Ltd., Class A	14,400	70,363
SAIC Motor Corp., Ltd., Class A	81,500	166,979
Sailun Group Co., Ltd., Class A	63,700	145,792
Sanan Optoelectronics Co., Ltd., Class A	46,500	80,332
*Sangfor Technologies, Inc., Class A	5,600	42,265
Sanquan Food Co., Ltd., Class A	62,500	108,146
Sansteel Minguang Co., Ltd., Class A	185,600	90,587
Sansure Biotech, Inc., Class A	44,677	126,030
Sany Heavy Equipment International Holdings Co., Ltd.	1,199,000	844,690
Sany Heavy Industry Co., Ltd., Class A	132,400	297,733
*Satellite Chemical Co., Ltd., Class A	99,635	264,853
SDIC Capital Co., Ltd., Class A	53,200	46,944
SDIC Power Holdings Co., Ltd., Class A	74,200	163,992
Sealand Securities Co., Ltd., Class A	147,200	68,192
#*Seazen Group, Ltd.	3,584,000	623,209
*Seazen Holdings Co., Ltd., Class A	74,900	101,719
#S-Enjoy Service Group Co., Ltd.	254,000	95,479

22

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Seres Group Co., Ltd., Class A	2,400	$30,161
SF Holding Co., Ltd., Class A	130,800	653,734
SG Micro Corp., Class A	3,060	32,431
Shaanxi Coal Industry Co., Ltd., Class A	371,000	1,254,749
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	152,500	198,695
Shandong Bohui Paper Industrial Co., Ltd., Class A	167,400	126,480
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	23,900	54,140
*Shandong Chenming Paper Holdings, Ltd., Class H	110,500	25,855
Shandong Dawn Polymer Co., Ltd., Class A	6,400	9,795
*Shandong Denghai Seeds Co., Ltd., Class A	55,100	73,994
Shandong Dongyue Silicone Material Co., Ltd., Class A	87,600	95,173
ΩShandong Gold Mining Co., Ltd., Class H	187,500	408,505
Shandong Head Group Co., Ltd., Class A	5,500	11,117
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	20,300	111,423
Shandong Hi-speed Co., Ltd., Class A	29,200	35,187
*Shandong Hi-Speed New Energy Group, Ltd.	566,800	141,316
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	161,200	125,574
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	100,500	412,783
*Shandong Humon Smelting Co., Ltd., Class A	97,400	163,565
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	27,000	70,060
Shandong Linglong Tyre Co., Ltd., Class A	48,000	148,243
Shandong Nanshan Aluminum Co., Ltd., Class A	229,900	113,477
Shandong Pharmaceutical Glass Co., Ltd., Class A	27,500	106,846
Shandong Sun Paper Industry JSC, Ltd., Class A	82,700	177,305
*Shandong Weifang Rainbow Chemical Co., Ltd., Class A	11,100	88,611
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	742,800	507,154
Shandong Xiantan Co., Ltd., Class A	51,200	43,273
Shandong Xinhua Pharmaceutical Co., Ltd., Class H	106,000	74,270
*Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	92,000	124,308
Shanghai Aiko Solar Energy Co., Ltd., Class A	85,600	141,035
Shanghai AJ Group Co., Ltd., Class A	105,800	65,642
Shanghai AtHub Co., Ltd., Class A	38,480	99,901
Shanghai Bailian Group Co., Ltd., Class A	129,300	158,127
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	36,180	101,762
Shanghai Baolong Automotive Corp., Class A	12,600	71,191
Shanghai Baosight Software Co., Ltd., Class A	13,996	79,175
Shanghai Belling Co., Ltd., Class A	14,600	25,424
Shanghai Chinafortune Co., Ltd., Class A	51,000	100,833
Shanghai Construction Group Co., Ltd., Class A	268,000	88,681
Shanghai Daimay Automotive Interior Co., Ltd., Class A	50,575	89,115
*Shanghai Electric Group Co., Ltd., Class H	510,000	104,332
Shanghai Electric Power Co., Ltd., Class A	64,200	81,346
Shanghai Environment Group Co., Ltd., Class A	126,700	162,285
Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	37,900	57,846
#Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	161,000	253,608
#Shanghai Fudan Microelectronics Group Co., Ltd., Class H	143,000	198,560
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	149,000	41,150
Shanghai Fullhan Microelectronics Co., Ltd., Class A	13,200	58,930
Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	7,400	20,967
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	33,800	96,233
Shanghai Industrial Holdings, Ltd.	376,000	527,858
Shanghai Industrial Urban Development Group, Ltd.	436,000	27,315
Shanghai INT Medical Instruments Co., Ltd.	16,200	57,996
*Shanghai International Airport Co., Ltd., Class A	4,500	23,353
Shanghai Jahwa United Co., Ltd., Class A	66,000	190,549
Shanghai Jinjiang International Hotels Co., Ltd., Class A	27,600	110,013
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	39,000	61,944
Shanghai Kehua Bio-Engineering Co., Ltd., Class A	4,400	4,465

23

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Shanghai Kinetic Medical Co., Ltd., Class A	20,100	$13,801
Shanghai Liangxin Electrical Co., Ltd., Class A	68,100	73,236
Shanghai Lingang Holdings Corp., Ltd., Class A	65,800	95,711
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	21,700	27,077
Shanghai M&G Stationery, Inc., Class A	28,040	136,741
Shanghai Maling Aquarius Co., Ltd., Class A	71,700	62,774
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	50,100	88,969
Shanghai Medicilon, Inc., Class A	3,792	18,487
Shanghai MicroPort Endovascular MedTech Group Co., Ltd., Class A	3,905	100,369
Shanghai Moons’ Electric Co., Ltd., Class A	2,600	20,186
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	358,000	509,912
Shanghai Pioneer Holding, Ltd.	30,000	7,288
Shanghai Pret Composites Co., Ltd., Class A	54,000	77,133
Shanghai Pudong Development Bank Co., Ltd., Class A	328,400	348,642
Shanghai Putailai New Energy Technology Co., Ltd., Class A	74,235	189,453
Shanghai QiFan Cable Co., Ltd., Class A	27,600	69,333
Shanghai RAAS Blood Products Co., Ltd., Class A	66,000	65,336
Shanghai Runda Medical Technology Co., Ltd., Class A	35,600	89,136
Shanghai Rural Commercial Bank Co., Ltd., Class A	202,000	188,271
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	94,500	141,757
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	5,600	25,842
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	16,300	18,091
Shanghai Tunnel Engineering Co., Ltd., Class A	237,000	219,585
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	67,100	87,148
Shanghai Wanye Enterprises Co., Ltd., Class A	12,300	21,961
Shanghai Yaoji Technology Co., Ltd., Class A	26,700	95,271
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	104,400	85,357
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	26,100	66,717
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	136,500	115,366
Shanxi Blue Flame Holding Co., Ltd., Class A	140,000	130,099
Shanxi Coking Co., Ltd., Class A	82,000	51,215
Shanxi Coking Coal Energy Group Co., Ltd., Class A	225,400	326,309
Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	137,100	170,691
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	115,600	336,937
*Shanxi Meijin Energy Co., Ltd., Class A	85,200	71,421
Shanxi Securities Co., Ltd., Class A	87,300	63,191
Shanxi Taigang Stainless Steel Co., Ltd., Class A	180,400	96,008
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	28,600	1,034,347
*Shanying International Holding Co., Ltd., Class A	500,000	126,845
Shede Spirits Co., Ltd., Class A	17,200	173,448
*Shengda Resources Co., Ltd., Class A	76,800	134,478
Shenghe Resources Holding Co., Ltd., Class A	42,370	57,425
Shengyi Technology Co., Ltd., Class A	23,500	63,019
Shennan Circuits Co., Ltd., Class A	13,200	170,020
ΩShenwan Hongyuan Group Co., Ltd., Class H	148,800	28,348
Shenyang Xingqi Pharmaceutical Co., Ltd., Class A	2,260	80,884
Shenzhen Agricultural Products Group Co., Ltd., Class A	235,600	193,601
*Shenzhen Airport Co., Ltd., Class A	151,600	146,104
Shenzhen Aisidi Co., Ltd., Class A	79,800	132,579
*Shenzhen Anche Technologies Co., Ltd., Class A	100	166
Shenzhen Capchem Technology Co., Ltd., Class A	12,000	55,707
Shenzhen Center Power Tech Co., Ltd., Class A	30,200	52,881
Shenzhen Cereals Holdings Co., Ltd., Class A	63,200	56,988
Shenzhen Changhong Technology Co., Ltd., Class A	9,600	21,019
Shenzhen Click Technology Co., Ltd., Class A	27,000	42,289
Shenzhen Colibri Technologies Co., Ltd., Class A	26,300	55,117
*Shenzhen Comix Group Co., Ltd., Class A	35,300	27,888
*Shenzhen Das Intellitech Co., Ltd., Class A	153,100	59,315

24

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenzhen Desay Battery Technology Co., Class A	55,510	$167,534
Shenzhen Dynanonic Co., Ltd., Class A	19,000	94,568
Shenzhen Ellassay Fashion Co., Ltd., Class A	100	107
Shenzhen Energy Group Co., Ltd., Class A	45,800	45,655
Shenzhen Envicool Technology Co., Ltd., Class A	25,209	116,262
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	91,500	133,599
Shenzhen Expressway Corp., Ltd., Class H	294,000	268,394
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	26,200	42,914
*Shenzhen FRD Science & Technology Co., Ltd., Class A	29,200	60,832
Shenzhen Gas Corp., Ltd., Class A	1,000	1,034
Shenzhen Gongjin Electronics Co., Ltd., Class A	48,700	53,649
*Shenzhen Goodix Technology Co., Ltd., Class A	3,100	26,299
*Shenzhen H&T Intelligent Control Co., Ltd., Class A	25,100	41,770
ΩShenzhen Hepalink Pharmaceutical Group Co., Ltd., Class H	82,000	35,227
Shenzhen Huaqiang Industry Co., Ltd., Class A	70,100	94,234
Shenzhen Inovance Technology Co., Ltd., Class A	10,600	86,958
*Shenzhen International Holdings, Ltd.	1,666,282	1,335,804
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	500	109
Shenzhen Investment, Ltd.	2,352,000	300,721
Shenzhen Jieshun Science And Technology Industry Co., Ltd., Class A	42,700	51,513
Shenzhen Jinjia Group Co., Ltd., Class A	111,700	71,767
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	103,400	73,562
Shenzhen Kaifa Technology Co., Ltd., Class A	40,700	77,776
Shenzhen Kangtai Biological Products Co., Ltd., Class A	26,900	74,918
Shenzhen Kedali Industry Co., Ltd., Class A	3,600	47,312
Shenzhen Kingkey Smart Agriculture Times Co., Ltd., Class A	56,600	125,406
Shenzhen Kinwong Electronic Co., Ltd., Class A	38,900	126,038
Shenzhen Kstar Science And Technology Co., Ltd., Class A	36,600	109,150
Shenzhen Laibao Hi-tech Co., Ltd., Class A	46,100	67,056
Shenzhen Leaguer Co., Ltd., Class A	36,700	31,068
Shenzhen Megmeet Electrical Co., Ltd., Class A	34,700	104,345
Shenzhen Microgate Technology Co., Ltd., Class A	36,600	41,329
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	24,200	1,016,287
Shenzhen MTC Co., Ltd., Class A	150,600	112,748
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	372,600	119,697
Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A	3,900	38,016
Shenzhen New Nanshan Holding Group Co., Ltd., Class A	143,200	48,569
*Shenzhen Overseas Chinese Town Co., Ltd., Class A	257,100	93,582
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	10,800	47,530
Shenzhen SC New Energy Technology Corp., Class A	16,000	151,552
Shenzhen SED Industry Co., Ltd., Class A	26,200	63,541
Shenzhen SEG Co., Ltd., Class A	65,900	57,787
Shenzhen Senior Technology Material Co., Ltd., Class A	68,200	96,381
Shenzhen Sunlord Electronics Co., Ltd., Class A	19,500	70,171
Shenzhen Sunnypol Optoelectronics Co., Ltd., Class A	10,100	35,217
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	85,600	100,082
Shenzhen Sunway Communication Co., Ltd., Class A	25,000	64,353
Shenzhen Tagen Group Co., Ltd., Class A	131,200	79,050
Shenzhen Topband Co., Ltd., Class A	79,900	112,035
Shenzhen Transsion Holdings Co., Ltd., Class A	13,316	264,376
Shenzhen Weiguang Biological Products Co., Ltd., Class A	10,800	44,716
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	107,600	212,887
*Shenzhen World Union Group, Inc., Class A	186,700	47,364
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	106,000	72,197
Shenzhen Yinghe Technology Co., Ltd., Class A	46,800	106,209
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	47,000	173,343
Shenzhen Zhenye Group Co., Ltd., Class A	300	160
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	200,000	130,430

25

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenzhou International Group Holdings, Ltd.	284,200	$2,841,564
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	229,300	233,317
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	51,500	133,704
Shinghwa Advanced Material Group Co., Ltd., Class A	2,290	13,450
Shinva Medical Instrument Co., Ltd., Class A	35,100	107,822
#Shoucheng Holdings, Ltd.	1,620,000	292,052
Shougang Fushan Resources Group, Ltd.	2,760,000	1,055,132
*Shouhang High-Tech Energy Co., Ltd., Class A	178,100	44,445
Shui On Land, Ltd.	2,118,000	197,686
*Siasun Robot & Automation Co., Ltd., Class A	24,500	36,752
Sichuan Chengfei Integration Technology Corp., Class A	26,800	60,192
Sichuan Chuantou Energy Co., Ltd., Class A	31,900	73,670
Sichuan Development Lomon Co., Ltd., Class A	127,500	123,932
Sichuan Expressway Co., Ltd., Class H	330,000	134,596
Sichuan Furong Technology Co., Ltd., Class A	25,700	53,541
*Sichuan Haite High-tech Co., Ltd., Class A	47,900	69,674
Sichuan Hebang Biotechnology Co., Ltd., Class A	386,100	111,790
*Sichuan Hexie Shuangma Co., Ltd., Class A	41,400	84,593
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	34,600	161,958
*Sichuan Lutianhua Co., Ltd., Class A	109,000	60,865
*Sichuan New Energy Power Co., Ltd., Class A	85,800	137,579
Sichuan Road and Bridge Group Co., Ltd., Class A	240,960	240,862
Sichuan Swellfun Co., Ltd., Class A	13,400	83,305
*Sichuan Teway Food Group Co., Ltd., Class A	38,100	73,385
Sichuan Yahua Industrial Group Co., Ltd., Class A	109,800	159,107
Sieyuan Electric Co., Ltd., Class A	16,000	143,699
Sihuan Pharmaceutical Holdings Group, Ltd.	3,036,000	221,260
SIIC Environment Holdings, Ltd.	272,000	33,038
#ΩSimcere Pharmaceutical Group, Ltd.	736,000	508,157
Sineng Electric Co., Ltd., Class A	12,400	48,075
Sino Biopharmaceutical, Ltd.	9,360,000	3,231,218
Sinocare, Inc., Class A	14,700	48,419
Sinochem International Corp., Class A	340,751	193,092
*Sinofert Holdings, Ltd.	1,282,000	142,605
Sinofibers Technology Co., Ltd., Class A	27,500	93,386
Sinolink Securities Co., Ltd., Class A	45,000	54,350
Sinoma International Engineering Co., Class A	131,300	229,727
Sinoma Science & Technology Co., Ltd., Class A	77,200	165,194
Sinomach Automobile Co., Ltd., Class A	115,000	113,051
Sinomine Resource Group Co., Ltd., Class A	18,060	88,645
Sinopec Engineering Group Co., Ltd., Class H	1,141,000	736,722
*Sinopec Oilfield Service Corp., Class H	1,208,000	81,860
Sinopharm Group Co., Ltd., Class H	1,447,600	3,672,120
Sino-Platinum Metals Co., Ltd., Class A	56,860	116,888
Sinoseal Holding Co., Ltd., Class A	9,100	44,315
Sinosoft Co., Ltd., Class A	22,100	87,998
Sinosteel Engineering & Technology Co., Ltd., Class A	112,700	100,689
Sinotrans, Ltd., Class H	2,036,000	981,399
Sinotruk Jinan Truck Co., Ltd., Class A	81,600	183,947
*Skshu Paint Co., Ltd., Class A	13,600	63,885
Skyworth Digital Co., Ltd., Class A	24,500	35,536
Skyworth Group, Ltd.	1,174,213	484,927
#ΩSmoore International Holdings, Ltd.	1,341,000	1,177,910
*SOHO China, Ltd.	1,499,500	145,709
Songcheng Performance Development Co., Ltd., Class A	52,300	78,310
Sonoscape Medical Corp., Class A	8,000	45,554
SooChow Securities Co., Ltd., Class A	60,100	56,678
*South Manganese Investment, Ltd.	80,000	4,859

26

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Southwest Securities Co., Ltd., Class A	160,600	$87,907
*Spring Airlines Co., Ltd., Class A	21,100	165,211
SSY Group, Ltd.	1,220,000	745,614
StarPower Semiconductor, Ltd., Class A	3,400	65,338
State Grid Information & Communication Co., Ltd., Class A	34,000	80,348
*STO Express Co., Ltd., Class A	133,200	168,039
Sumavision Technologies Co., Ltd., Class A	76,700	49,702
Sun Art Retail Group, Ltd.	2,873,500	598,860
Sun Create Electronics Co., Ltd., Class A	17,400	44,502
#*Sun King Technology Group, Ltd.	1,030,000	150,130
Sunflower Pharmaceutical Group Co., Ltd., Class A	35,100	128,341
Sunfly Intelligent Technology Co., Ltd., Class A	21,200	16,164
Sungrow Power Supply Co., Ltd., Class A	32,600	464,530
Suning Universal Co., Ltd., Class A	28,300	8,038
Sunny Optical Technology Group Co., Ltd.	369,000	1,811,691
*Sunward Intelligent Equipment Co., Ltd., Class A	97,000	107,793
Sunwoda Electronic Co., Ltd., Class A	42,900	89,965
Suofeiya Home Collection Co., Ltd., Class A	46,000	108,643
SUPCON Technology Co., Ltd., Class A	4,786	31,456
Suplet Power Co., Ltd., Class A	24,818	31,207
Suzhou Anjie Technology Co., Ltd., Class A	52,400	108,081
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	38,700	82,117
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	56,513	26,726
Suzhou Good-Ark Electronics Co., Ltd., Class A	32,300	41,416
Suzhou Maxwell Technologies Co., Ltd., Class A	2,600	41,081
*Suzhou Secote Precision Electronic Co., Ltd., Class A	13,000	118,852
Suzhou SLAC Precision Equipment Co., Ltd., Class A	34,300	34,522
Suzhou TFC Optical Communication Co., Ltd., Class A	5,000	111,231
SY Holdings Group, Ltd.	344,000	198,363
Symphony Holdings, Ltd.	90,000	9,091
SYoung Group Co., Ltd., Class A	33,700	83,356
Taiji Computer Corp., Ltd., Class A	27,800	89,959
*Talkweb Information System Co., Ltd., Class A	12,600	24,547
Tangrenshen Group Co., Ltd., Class A	87,600	70,051
Tangshan Jidong Cement Co., Ltd., Class A	240,100	170,815
TangShan Port Group Co., Ltd., Class A	206,200	125,660
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	170,500	129,997
Tasly Pharmaceutical Group Co., Ltd., Class A	48,000	102,314
*Tayho Advanced Materials Group Co., Ltd., Class A	16,000	23,384
TBEA Co., Ltd., Class A	186,430	363,712
TCL Electronics Holdings, Ltd.	737,000	487,175
*TCL Technology Group Corp., Class A	241,800	159,356
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	149,100	214,411
*»Tech-Bank Food Co., Ltd., Class A	115,500	43,156
Telling Telecommunication Holding Co., Ltd., Class A	78,200	87,117
Tencent Holdings, Ltd.	2,357,700	104,663,407
*Tencent Music Entertainment Group, ADR	92,414	1,159,796
Three Squirrels, Inc., Class A	25,600	86,969
Three’s Co. Media Group Co., Ltd., Class A	12,584	90,446
Thunder Software Technology Co., Ltd., Class A	6,900	46,340
Tian Di Science & Technology Co., Ltd., Class A	147,300	150,286
#Tian Lun Gas Holdings, Ltd.	112,000	73,748
Tiande Chemical Holdings, Ltd.	376,000	54,805
Tiangong International Co., Ltd.	1,064,000	231,269
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	18,900	57,589
Tianjin Capital Environmental Protection Group Co., Ltd., Class H	30,000	12,389
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	73,600	39,170
Tianjin Pharmaceutical Da Re Tang Group Corp., Ltd., Class A	11,100	53,549

27

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	38,700	$87,453
Tianjin Teda Co., Ltd., Class A	111,100	54,379
Tianjin You Fa Steel Pipe Group Stock Co., Ltd., Class A	138,500	108,273
*Tianma Microelectronics Co., Ltd., Class A	71,400	80,034
#Tianqi Lithium Corp.	87,600	340,490
*Tianshan Aluminum Group Co., Ltd., Class A	325,200	338,967
Tianshan Material Co., Ltd., Class A	63,900	56,738
Tianshui Huatian Technology Co., Ltd., Class A	105,000	118,566
»Tianyun International Holdings, Ltd.	320,000	130,926
Tibet Cheezheng Tibetan Medicine Co., Ltd., Class A	7,100	21,742
Tibet Rhodiola Pharmaceutical Holding Co., Class A	21,970	111,168
*Tibet Tianlu Co., Ltd., Class A	260	141
#Time Interconnect Technology, Ltd.	240,000	57,382
Tingyi Cayman Islands Holding Corp.	412,000	456,713
*Titan Wind Energy Suzhou Co., Ltd., Class A	47,200	67,550
Tofflon Science & Technology Group Co., Ltd., Class A	69,800	144,163
Toly Bread Co., Ltd., Class A	111,860	94,541
Tong Ren Tang Technologies Co., Ltd., Class H	729,000	504,256
*Tongcheng Travel Holdings, Ltd.	988,400	2,622,270
*Tongdao Liepin Group	26,800	10,417
TongFu Microelectronics Co., Ltd., Class A	50,600	146,366
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	44,700	62,185
*Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	9,700	22,950
*Tongkun Group Co., Ltd., Class A	35,200	66,829
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	170,500	109,076
Tongling Nonferrous Metals Group Co., Ltd., Class A	402,500	224,198
Tongwei Co., Ltd., Class A	159,600	477,505
Tongyu Heavy Industry Co., Ltd., Class A	432,100	131,067
*Topchoice Medical Corp., Class A	7,400	62,023
*Topsec Technologies Group, Inc., Class A	23,700	20,357
ΩTopsports International Holdings, Ltd.	1,289,000	899,854
*Towngas Smart Energy Co., Ltd.	606,357	234,908
*TPV Technology Co., Ltd., Class A	259,000	84,989
TravelSky Technology, Ltd., Class H	544,000	712,239
Trina Solar Co., Ltd., Class A	71,665	210,264
*Trip.com Group, Ltd.	123,350	6,078,235
*Trip.com Group, Ltd., Sponsored ADR	1,800	86,868
*Triumph New Energy Co., Ltd., Class H	20,000	13,706
Truking Technology, Ltd., Class A	56,300	65,592
Truly International Holdings, Ltd.	1,574,000	171,061
Tsingtao Brewery Co., Ltd., Class H	238,000	1,726,909
*Tunghsu Optoelectronic Technology Co., Ltd., Class A	429,200	84,622
UE Furniture Co., Ltd., Class A	100	162
*Unigroup Guoxin Microelectronics Co., Ltd., Class A	6,600	53,233
Unilumin Group Co., Ltd., Class A	91,100	71,217
Uni-President China Holdings, Ltd.	886,000	680,824
*Unisplendour Corp., Ltd., Class A	48,000	138,647
United Energy Group, Ltd.	138,000	9,881
Universal Scientific Industrial Shanghai Co., Ltd., Class A	23,100	47,105
Valiant Co., Ltd., Class A	59,200	93,947
Vats Liquor Chain Store Management JSC, Ltd., Class A	27,900	68,394
Vatti Corp., Ltd., Class A	76,700	76,880
#*»ΩVenus MedTech Hangzhou, Inc., Class H	95,500	51,528
Victory Giant Technology Huizhou Co., Ltd., Class A	25,800	105,577
Vipshop Holdings, Ltd., Sponsored ADR	186,676	2,807,607
*ΩViva Biotech Holdings	155,000	10,504
Walvax Biotechnology Co., Ltd., Class A	41,900	84,979
Wanbangde Pharmaceutical Holding Group Co., Ltd., Class A	1,000	682

28

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Wangneng Environment Co., Ltd., Class A	29,700	$59,048
Wangsu Science & Technology Co., Ltd., Class A	98,600	128,604
Wanguo International Mining Group, Ltd.	238,000	246,180
Wanhua Chemical Group Co., Ltd., Class A	99,847	1,226,586
Want Want China Holdings, Ltd.	1,526,000	872,145
»Wanxiang Qianchao Co., Ltd., Class A	120,700	84,539
Wasion Holdings, Ltd.	574,000	471,166
Wasu Media Holding Co., Ltd., Class A	118,700	123,070
Weichai Power Co., Ltd., Class H	1,189,000	2,447,566
Weihai Guangwei Composites Co., Ltd., Class A	24,860	89,288
#*ΩWeimob, Inc.	1,840,000	327,009
Wellhope Foods Co., Ltd., Class A	63,700	63,059
Wens Foodstuffs Group Co., Ltd., Class A	132,500	350,388
West China Cement, Ltd.	2,794,000	428,681
Western Mining Co., Ltd., Class A	84,200	233,342
Western Region Gold Co., Ltd., Class A	56,600	96,688
Western Securities Co., Ltd., Class A	112,500	114,781
Western Superconducting Technologies Co., Ltd., Class A	15,996	87,446
Will Semiconductor Co., Ltd., Class A	1,835	25,705
Winall Hi-Tech Seed Co., Ltd., Class A	33,440	34,579
Windey Energy Technology Group Co., Ltd., Class A	82,610	112,304
*Wingtech Technology Co., Ltd., Class A	36,800	159,825
Winner Medical Co., Ltd., Class A	9,800	42,292
Wolong Electric Group Co., Ltd., Class A	89,500	171,893
Wuchan Zhongda Group Co., Ltd., Class A	224,300	145,968
Wuhan DR Laser Technology Corp., Ltd., Class A	13,800	86,343
Wuhan Fingu Electronic Technology Co., Ltd., Class A	45,100	57,269
Wuhan Guide Infrared Co., Ltd., Class A	15,886	15,354
*Wuhan P&S Information Technology Co., Ltd., Class A	53,900	37,677
Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	14,300	42,705
Wuhu Token Science Co., Ltd., Class A	185,000	131,870
Wuliangye Yibin Co., Ltd., Class A	100,300	2,080,275
*WUS Printed Circuit Kunshan Co., Ltd., Class A	23,700	109,466
Wushang Group Co., Ltd., Class A	41,100	43,123
ΩWuXi AppTec Co., Ltd., Class H	168,600	764,188
Wuxi Autowell Technology Co., Ltd., Class A	5,456	67,785
*ΩWuxi Biologics Cayman, Inc.	1,663,500	2,922,376
*Wuxi Boton Technology Co., Ltd., Class A	35,500	70,286
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	101,100	310,843
*Wuxi NCE Power Co., Ltd., Class A	20,800	108,890
*Wuxi Taiji Industry Co., Ltd., Class A	121,200	105,276
Wuxi Xinje Electric Co., Ltd., Class A	8,100	32,599
XCMG Construction Machinery Co., Ltd., Class A	268,900	260,634
#*XD, Inc.	135,400	256,563
XGD, Inc., Class A	30,100	90,720
ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	977,500	227,465
Xiamen Bank Co., Ltd., Class A	194,300	149,215
Xiamen C & D, Inc., Class A	51,500	70,651
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	39,700	37,823
Xiamen Faratronic Co., Ltd., Class A	5,200	70,620
Xiamen Intretech, Inc., Class A	53,100	104,766
Xiamen ITG Group Corp., Ltd., Class A	175,700	178,778
Xiamen Jihong Technology Co., Ltd., Class A	26,300	54,827
Xiamen Kingdomway Group Co., Class A	21,700	46,524
Xiamen Tungsten Co., Ltd., Class A	46,800	123,695
Xiamen Xiangyu Co., Ltd., Class A	150,300	140,292
*Xi’an Tian He Defense Technology Co., Ltd., Class A	100	154
Xi’an Triangle Defense Co., Ltd., Class A	31,400	109,487

29

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Xiandai Investment Co., Ltd., Class A	111,000	$60,757
Xiangcai Co., Ltd., Class A	64,900	62,816
Xiangpiaopiao Food Co., Ltd., Class A	11,500	27,684
Xianhe Co., Ltd., Class A	46,300	116,118
*ΩXiaomi Corp., Class W	3,398,200	7,525,293
Xilinmen Furniture Co., Ltd., Class A	17,400	44,934
*Xinfengming Group Co., Ltd., Class A	75,200	148,162
Xingda International Holdings, Ltd.	527,039	98,383
Xinhuanet Co., Ltd., Class A	26,600	88,679
Xinjiang Communications Construction Group Co., Ltd., Class A	27,100	42,184
Xinjiang Xintai Natural Gas Co., Ltd., Class A	17,300	81,814
Xinjiang Xinxin Mining Industry Co., Ltd., Class H	697,000	97,137
Xinjiang Zhongtai Chemical Co., Ltd., Class A	214,800	141,858
#*Xinte Energy Co., Ltd., Class H	463,600	521,025
*Xinxiang Chemical Fiber Co., Ltd., Class A	87,800	50,480
Xinxiang Richful Lube Additive Co., Ltd., Class A	16,800	109,793
Xinxing Ductile Iron Pipes Co., Ltd., Class A	235,300	122,306
*Xinyi Energy Holdings, Ltd.	2,179,315	306,506
Xinyi Solar Holdings, Ltd.	5,106,000	3,564,512
Xinyu Iron & Steel Co., Ltd., Class A	238,200	127,098
Xinzhi Group Co., Ltd., Class A	29,500	65,240
*Xizang Zhufeng Resources Co., Ltd., Class A	59,700	84,287
Xizi Clean Energy Equipment Manufacturing Co., Ltd., Class A	6,800	10,172
*ΩXJ International Holdings Co., Ltd.	550,000	16,807
*XPeng, Inc., A Shares	253,700	1,023,402
*Xtep International Holdings, Ltd.	2,385,500	1,521,972
Xuji Electric Co., Ltd., Class A	29,900	109,204
ΩYadea Group Holdings, Ltd.	1,008,000	1,946,095
*YaGuang Technology Group Co., Ltd., Class A	43,900	33,290
Yangling Metron New Material, Inc., Class A	10,500	35,034
ΩYangtze Optical Fibre & Cable Joint Stock, Ltd. Co., Class H	40,500	42,772
Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	17,400	91,091
Yankershop Food Co., Ltd., Class A	11,100	116,464
#Yankuang Energy Group Co., Ltd., Class H	1,350,000	2,941,237
Yantai Changyu Pioneer Wine Co., Ltd., Class A	33,600	111,738
Yantai China Pet Foods Co., Ltd., Class A	16,600	57,630
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	54,600	104,112
Yantai Eddie Precision Machinery Co., Ltd., Class A	46,000	110,228
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	41,200	181,433
*YanTai Shuangta Food Co., Ltd., Class A	94,700	55,491
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	53,500	77,082
#*Yeahka, Ltd.	113,600	149,604
Yealink Network Technology Corp., Ltd., Class A	24,480	119,279
Yeebo International Holdings, Ltd.	32,000	15,097
YGSOFT, Inc., Class A	77,348	56,414
Yibin Tianyuan Group Co., Ltd., Class A	118,700	75,446
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	310,200	514,012
*Yifan Pharmaceutical Co., Ltd., Class A	65,700	119,933
Yifeng Pharmacy Chain Co., Ltd., Class A	36,960	223,912
Yihai International Holding, Ltd.	524,000	1,088,038
*Yintai Gold Co., Ltd., Class A	58,800	150,142
Yixintang Pharmaceutical Group Co., Ltd., Class A	58,600	170,315
Yonfer Agricultural Technology Co., Ltd., Class A	125,800	204,147
YongXing Special Materials Technology Co., Ltd., Class A	25,070	164,461
Yonyou Network Technology Co., Ltd., Class A	28,200	45,257
Yotrio Group Co., Ltd., Class A	133,700	49,956
Youngor Fashion Co., Ltd., Class A	121,800	131,155
Youngy Co., Ltd., Class A	16,900	85,514

30

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Youzu Interactive Co., Ltd., Class A	11,300	$15,097
YTO Express Group Co., Ltd., Class A	91,800	200,992
*Yuan Longping High-tech Agriculture Co., Ltd., Class A	17,400	28,932
#Yuexiu Property Co., Ltd.	1,151,000	691,671
Yuexiu Transport Infrastructure, Ltd.	572,000	285,225
Yum China Holdings, Inc.	2,800	102,228
Yum China Holdings, Inc.	206,250	7,763,515
Yunda Holding Co., Ltd., Class A	171,600	185,726
Yunnan Aluminium Co., Ltd., Class A	100,200	198,799
Yunnan Baiyao Group Co., Ltd., Class A	23,900	188,651
Yunnan Copper Co., Ltd., Class A	72,900	141,318
Yunnan Energy New Material Co., Ltd., Class A	31,400	180,141
Yunnan Tin Co., Ltd., Class A	73,500	167,106
Yusys Technologies Co., Ltd., Class A	13,800	24,697
Yutong Bus Co., Ltd., Class A	31,400	111,219
#*Zai Lab, Ltd.	259,000	430,497
#*Zai Lab, Ltd., Sponsored ADR	6,960	109,968
Zangge Mining Co., Ltd., Class A	42,400	168,596
ZBOM Home Collection Co., Ltd., Class A	9,560	19,666
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	3,800	124,296
Zhaojin Mining Industry Co., Ltd., Class H	744,000	1,217,614
Zhe Jiang Li Zi Yuan Food Co., Ltd., Class A	29,286	50,150
Zhefu Holding Group Co., Ltd., Class A	239,600	110,336
*Zhejiang Century Huatong Group Co., Ltd., Class A	89,300	57,621
Zhejiang Cfmoto Power Co., Ltd., Class A	11,200	215,956
Zhejiang China Commodities City Group Co., Ltd., Class A	59,900	72,264
Zhejiang Chint Electrics Co., Ltd., Class A	48,600	138,370
Zhejiang Communications Technology Co., Ltd., Class A	254,640	134,817
Zhejiang Conba Pharmaceutical Co., Ltd., Class A	158,800	108,159
Zhejiang Crystal-Optech Co., Ltd., Class A	71,900	143,048
Zhejiang Dahua Technology Co., Ltd., Class A	40,300	99,959
Zhejiang Dingli Machinery Co., Ltd., Class A	9,400	85,084
Zhejiang Expressway Co., Ltd., Class H	716,760	470,130
Zhejiang Garden Biopharmaceutical Co., Ltd., Class A	40,700	64,027
Zhejiang Hailiang Co., Ltd., Class A	101,295	128,907
Zhejiang HangKe Technology, Inc. Co., Class A	45,814	133,280
Zhejiang Hangmin Co., Ltd., Class A	80,300	85,471
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	79,500	69,493
Zhejiang Huace Film & Television Co., Ltd., Class A	114,000	133,601
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	57,000	131,636
Zhejiang Huayou Cobalt Co., Ltd., Class A	40,400	158,694
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	145,300	155,258
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	22,500	66,232
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	18,800	53,215
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	34,760	162,563
*Zhejiang Jingu Co., Ltd., Class A	62,400	47,319
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	52,800	86,338
*Zhejiang Jinke Tom Culture Industry Co., Ltd., Class A	82,600	46,009
*Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	36,600	126,004
Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A	52,100	115,795
Zhejiang Juhua Co., Ltd., Class A	63,300	206,405
Zhejiang Longsheng Group Co., Ltd., Class A	99,900	126,029
Zhejiang Medicine Co., Ltd., Class A	77,400	106,395
Zhejiang Meida Industrial Co., Ltd., Class A	51,300	68,749
*Zhejiang Narada Power Source Co., Ltd., Class A	19,100	27,466
Zhejiang NHU Co., Ltd., Class A	61,960	164,020
Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	35,400	84,144
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	17,300	52,261

31

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhejiang Sanmei Chemical Industry Co., Ltd., Class A	34,200	$200,307
Zhejiang Semir Garment Co., Ltd., Class A	251,200	225,815
Zhejiang Southeast Space Frame Co., Ltd., Class A	87,100	55,601
Zhejiang Supor Co., Ltd., Class A	2,200	17,866
*Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	19,900	52,460
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	192,500	431,290
*Zhejiang Wanliyang Co., Ltd., Class A	130,500	108,496
Zhejiang Wanma Co., Ltd., Class A	55,300	63,664
Zhejiang Wansheng Co., Ltd., Class A	38,400	52,203
Zhejiang Weiming Environment Protection Co., Ltd., Class A	29,160	88,450
Zhejiang Weixing New Building Materials Co., Ltd., Class A	77,500	187,634
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	15,700	52,060
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	72,400	117,290
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	92,858	114,713
Zhejiang Yasha Decoration Co., Ltd., Class A	121,700	66,111
Zhejiang Yinlun Machinery Co., Ltd., Class A	56,400	153,734
Zhejiang Yongtai Technology Co., Ltd., Class A	48,500	67,070
Zhende Medical Co., Ltd., Class A	28,800	85,332
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	216,000	356,262
Zheshang Securities Co., Ltd., Class A	300	467
*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	680,800	1,154,223
*Zhongfu Straits Pingtan Development Co., Ltd., Class A	88,800	24,364
Zhongji Innolight Co., Ltd., Class A	2,900	74,494
Zhongjin Gold Corp., Ltd., Class A	148,600	268,805
Zhongshan Broad Ocean Motor Co., Ltd., Class A	159,500	117,872
Zhongshan Public Utilities Group Co., Ltd., Class A	58,600	62,454
Zhongsheng Group Holdings, Ltd.	1,775,500	3,264,421
Zhongtai Securities Co., Ltd., Class A	109,200	100,273
*»Zhongtian Financial Group Co., Ltd., Class A	95,500	—
*Zhongyu Energy Holdings, Ltd.	297,000	185,691
Zhongyuan Environment-Protection Co., Ltd., Class A	83,900	90,922
ΩZhou Hei Ya International Holdings Co., Ltd.	862,000	207,201
*Zhuhai Huafa Properties Co., Ltd., Class A	67,900	58,698
Zhuzhou CRRC Times Electric Co., Ltd.	136,200	491,081
Zhuzhou Hongda Electronics Corp., Ltd., Class A	32,000	99,446
Zhuzhou Kibing Group Co., Ltd., Class A	133,900	144,369
Zijin Mining Group Co., Ltd., Class H	4,084,000	9,033,550
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	437,200	333,719
*ZTE Corp., Class H	350,200	762,979
#ZTO Express Cayman, Inc.	130,550	2,784,194

TOTAL CHINA		836,784,949

COLOMBIA — (0.1%)
Almacenes Exito SA	73,902	168,818
Bancolombia SA	27,945	242,690
Bancolombia SA, Sponsored ADR	25,235	825,689
*Bolsa de Valores de Colombia	124	332
Celsia SA ESP	161,902	171,596
Cementos Argos SA	136,264	284,294
Corp Financiera Colombiana SA	67,166	255,412
Ecopetrol SA	173,409	101,587
Grupo Argos SA	96,790	400,891
#Grupo Aval Acciones y Valores SA, Sponsored ADR	10,649	25,451
Grupo Energia Bogota SA ESP	193,371	120,982
Interconexion Electrica SA ESP	95,028	441,937
Mineros SA	89,982	70,515
SOCIEDAD PORTAFOLIO SA	351	707

TOTAL COLOMBIA		3,110,901

32

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CZECHIA — (0.1%)
CEZ AS	44,691	$1,651,352
Komercni Banka AS	20,954	773,814
ΩMoneta Money Bank AS	65,579	264,878
Philip Morris CR AS	140	95,137

TOTAL CZECHIA		2,785,181

EGYPT — (0.0%)
Commercial International Bank - Egypt (CIB), Registered Shares, GDR	705,952	1,046,221

TOTAL EGYPT		1,046,221

GREECE — (0.4%)
*Aegean Airlines SA	29,399	396,082
*Alpha Services and Holdings SA	814,027	1,386,117
Athens Water Supply & Sewage Co. SA	7,986	48,844
Autohellas Tourist and Trading SA	15,388	211,924
Avax SA	32,837	52,105
Bank of Greece	3,381	50,793
*Ellaktor SA	44,597	124,936
ElvalHalcor SA	57,421	118,621
Entersoft SA Software Development & Related Services Co.	8,827	74,091
Epsilon Net SA	12,526	160,722
*Eurobank Ergasias Services and Holdings SA	891,362	1,915,719
Fourlis Holdings SA	31,549	139,658
GEK TERNA SA	36,312	651,514
Hellenic Exchanges - Athens Stock Exchange SA	13,214	72,906
Hellenic Telecommunications Organization SA	47,504	725,337
HELLENiQ ENERGY Holdings S.A.	67,515	608,569
Holding Co. ADMIE IPTO SA	23,219	55,488
Ideal Holdings SA	20,037	134,118
*Intrakat Technical And Energy Projects SA	15,135	87,389
JUMBO SA	38,545	1,202,638
Kri-Kri Milk Industry SA	5,808	66,450
*LAMDA Development SA	47,480	349,793
*Lavipharm SA	10,830	9,854
Motor Oil Hellas Corinth Refineries SA	42,733	1,241,008
Mytilineos SA	27,497	1,123,130
*National Bank of Greece SA	203,668	1,646,365
OPAP SA	39,157	653,573
*Piraeus Financial Holdings SA	128,077	516,975
Piraeus Port Authority SA	5,323	141,153
Profile Systems & Software SA	2,500	12,537
*Public Power Corp. SA	28,897	347,297
Quest Holdings SA	24,547	152,233
Sarantis SA	11,353	144,457
Terna Energy SA	3,871	75,497
Thrace Plastics Holding and Co.	10,632	45,473
Titan Cement International SA	36,643	1,165,627

TOTAL GREECE		15,908,993

HUNGARY — (0.2%)
#*4iG Nyrt	8,873	19,661
Magyar Telekom Telecommunications PLC	168,177	426,009
MOL Hungarian Oil & Gas PLC	186,189	1,533,069
*Opus Global Nyrt	79,622	82,332
OTP Bank Nyrt	73,394	3,654,040
Richter Gedeon Nyrt	14,961	382,251

TOTAL HUNGARY		6,097,362

INDIA — (20.7%)
360 ONE WAM, Ltd.	66,054	620,709
*3i Infotech, Ltd.	5,475	2,556

33

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
3M India, Ltd.	718	$262,189
*Aarti Drugs, Ltd.	34,096	206,183
Aarti Industries, Ltd.	197,796	1,758,411
*Aarti Pharmalabs, Ltd.	4,420	27,181
ABB India, Ltd.	3,815	299,066
ACC, Ltd.	16,299	494,579
Accelya Solutions India, Ltd.	301	6,090
*Action Construction Equipment, Ltd.	26,256	477,941
*Adani Energy Solutions, Ltd.	4,876	62,250
Adani Enterprises, Ltd.	1,859	68,060
*Adani Green Energy, Ltd.	42,119	907,462
*Adani Ports & Special Economic Zone, Ltd.	164,740	2,615,938
*Adani Power, Ltd.	201,358	1,478,035
Adani Total Gas, Ltd.	15,385	171,319
ADF Foods, Ltd.	2,243	6,110
*Aditya Birla Capital, Ltd.	153,132	424,692
Advanced Enzyme Technologies, Ltd.	21,511	101,862
Aegis Logistics, Ltd.	117,676	969,206
*Aether Industries, Ltd.	335	3,346
*AGI Greenpac, Ltd.	23,494	234,725
Agro Tech Foods, Ltd.	24	217
Ahluwalia Contracts India, Ltd.	18,705	250,581
*AIA Engineering, Ltd.	22,322	1,015,879
*Ajanta Pharma, Ltd.	24,185	642,175
*Akzo Nobel India, Ltd.	2,934	86,148
Alembic Pharmaceuticals, Ltd.	16,540	198,156
Alembic, Ltd.	12,444	13,826
Alkem Laboratories, Ltd.	8,345	483,385
Alkyl Amines Chemicals	1,543	37,821
*Allcargo Gati, Ltd.	124	159
*Allcargo Logistics, Ltd.	126,738	111,341
Allcargo Terminals, Ltd.	17,062	12,167
*Alok Industries, Ltd.	336,152	109,988
Amara Raja Energy & Mobility, Ltd.	255,849	3,372,121
*Amber Enterprises India, Ltd.	24,013	1,107,068
*Ambika Cotton Mills, Ltd.	616	11,445
*Ambuja Cements, Ltd.	90,615	673,235
Amrutanjan Health Care, Ltd.	32	268
Anant Raj, Ltd.	116,224	505,508
Andhra Paper, Ltd.	1,777	11,312
Andhra Sugars, Ltd. (The)	6,386	8,205
Angel One, Ltd.	45,743	1,527,723
Anup Engineering, Ltd.	1,792	38,276
Apar Industries, Ltd.	19,677	1,858,386
Apcotex Industries, Ltd.	3,264	17,680
*APL Apollo Tubes, Ltd.	135,043	2,520,436
*Apollo Hospitals Enterprise, Ltd.	74,420	5,304,447
Apollo Pipes, Ltd.	3,119	24,371
Apollo Tyres, Ltd.	465,221	2,844,198
Aptech, Ltd.	8,519	26,434
Arvind Fashions, Ltd.	36,630	210,729
*Arvind SmartSpaces, Ltd.	532	4,714
Arvind, Ltd.	191,375	722,620
*Asahi India Glass, Ltd.	43,789	315,758
*Ashapura Minechem, Ltd.	16,489	65,759
*Ashiana Housing, Ltd.	4,056	18,091
Ashok Leyland, Ltd.	1,383,941	3,195,448
*Ashoka Buildcon, Ltd.	174,336	365,236

34

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Asian Granito India, Ltd.	28,032	$21,166
Asian Paints, Ltd.	99,695	3,436,310
ΩAster DM Healthcare, Ltd.	33,172	138,415
*Astra Microwave Products, Ltd.	72,168	602,955
*Astral, Ltd.	36,701	931,686
*AstraZeneca Pharma India, Ltd.	1,005	64,264
*Atul Auto, Ltd.	1,736	10,966
ΩAU Small Finance Bank, Ltd.	114,583	870,123
*AurionPro Solutions, Ltd.	1,826	54,766
Aurobindo Pharma, Ltd.	137,161	1,896,241
*Automotive Axles, Ltd.	362	8,214
Avadh Sugar & Energy, Ltd.	2,528	18,293
Avanti Feeds, Ltd.	48,539	309,782
*ΩAvenue Supermarts, Ltd.	11,580	638,955
Axis Bank, Ltd.	1,311,063	18,320,195
*AXISCADES Technologies, Ltd.	3,543	26,962
Bajaj Auto, Ltd.	19,114	2,039,693
Bajaj Consumer Care, Ltd.	56,989	164,848
*Bajaj Finserv, Ltd.	121,465	2,351,088
*Bajaj Hindusthan Sugar, Ltd.	1,029,793	443,088
Bajaj Holdings & Investment, Ltd.	2,308	224,508
Balaji Amines, Ltd.	10,177	267,408
Balkrishna Industries, Ltd.	25,759	750,175
Balmer Lawrie & Co., Ltd.	89,001	292,114
Balrampur Chini Mills, Ltd.	221,286	1,049,061
Banco Products India, Ltd.	10,758	80,437
ΩBandhan Bank, Ltd.	675,990	1,525,583
Bank of Baroda	356,683	1,203,389
*Bank of India	300,922	559,385
Bank of Maharashtra	288,556	242,434
*Bannari Amman Sugars, Ltd.	12	381
BASF India, Ltd.	7,619	341,213
Bata India, Ltd.	36,602	600,622
Bayer CropScience, Ltd.	3,953	260,891
BEML, Ltd.	25,700	1,080,363
Berger Paints India, Ltd.	74,779	455,783
*BF Utilities, Ltd.	32	331
Bhansali Engineering Polymers, Ltd.	48,321	58,609
Bharat Dynamics, Ltd.	285,293	6,761,823
Bharat Electronics, Ltd.	1,533,186	4,295,282
Bharat Forge, Ltd.	133,691	2,036,860
*Bharat Heavy Electricals, Ltd.	509,214	1,719,224
Bharat Petroleum Corp., Ltd.	180,822	1,316,241
Bharat Rasayan, Ltd.	118	13,635
*Bharat Wire Ropes, Ltd.	6,433	23,227
Bharti Airtel, Ltd.	1,170,794	18,554,776
Birla Corp., Ltd.	20,245	349,924
Birlasoft, Ltd.	707,095	5,509,385
*Black Box, Ltd.	6,185	17,780
*BLS International Services, Ltd.	77,818	326,899
Blue Dart Express, Ltd.	3,172	239,937
Blue Star, Ltd.	71,102	1,274,977
Bombay Burmah Trading Co.	19,878	371,407
*Bombay Dyeing & Manufacturing Co., Ltd.	7,671	15,910
*Borosil Renewables, Ltd.	15,962	100,398
*<»Borosil Scientific, Ltd.	33	43
*Borosil, Ltd.	44	187
Bosch, Ltd.	560	197,029

35

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Brigade Enterprises, Ltd.	38,798	$480,300
*Brightcom Group, Ltd.	1,900,061	317,678
*Britannia Industries, Ltd.	41,085	2,351,735
BSE, Ltd.	59,253	1,981,450
Canara Bank	188,977	1,408,671
*Capacit’e Infraprojects, Ltd.	67,995	252,589
*Caplin Point Laboratories, Ltd.	13,412	218,043
Carborundum Universal, Ltd.	33,092	564,104
Care Ratings, Ltd.	7,853	112,515
*Cartrade Tech, Ltd.	8,708	73,240
Carysil, Ltd.	3,087	34,960
Castrol India, Ltd.	328,964	831,515
CCL Products India, Ltd.	54,922	389,388
CE Info Systems, Ltd.	5,885	141,764
Ceat, Ltd.	39,894	1,228,335
Central Depository Services India, Ltd.	58,015	1,466,224
*Century Enka, Ltd.	1,342	7,604
Century Plyboards India, Ltd.	25,038	191,259
Century Textiles & Industries, Ltd.	61,183	1,464,491
Cera Sanitaryware, Ltd.	3,558	306,644
CESC, Ltd.	350,440	618,884
CG Power & Industrial Solutions, Ltd.	312,605	2,075,447
*Chalet Hotels, Ltd.	7,235	74,998
Chambal Fertilisers and Chemicals, Ltd.	334,457	1,701,222
Chennai Petroleum Corp., Ltd.	24,214	296,841
*Choice International, Ltd.	9,028	35,187
Cholamandalam Financial Holdings, Ltd.	33,813	436,379
CIE Automotive India, Ltd.	114,838	675,584
Cigniti Technologies, Ltd.	12,638	202,764
Cipla, Ltd.	176,767	2,966,023
City Union Bank, Ltd.	640,513	1,233,642
CMS Info Systems, Ltd.	103,694	516,753
Coal India, Ltd.	374,589	2,039,590
ΩCochin Shipyard, Ltd.	81,216	1,269,203
*ΩCoffee Day Enterprises, Ltd.	119,340	89,323
Coforge, Ltd.	83,726	5,120,972
Colgate-Palmolive India, Ltd.	82,883	2,806,119
Computer Age Management Services, Ltd.	67,601	2,594,864
*Confidence Petroleum India, Ltd.	76,095	81,899
*Container Corp. Of India, Ltd.	69,114	851,539
*Control Print, Ltd.	553	6,127
*Coromandel International, Ltd.	99,932	1,446,648
CRISIL, Ltd.	4,721	246,491
Crompton Greaves Consumer Electricals, Ltd.	785,263	2,996,632
*CSB Bank, Ltd.	31,101	138,980
Cummins India, Ltd.	30,600	1,201,262
*Cyient, Ltd.	81,538	1,765,400
ΩD P Abhushan, Ltd.	153	2,158
Dabur India, Ltd.	115,646	703,762
Dalmia Bharat Sugar & Industries, Ltd.	52	254
Dalmia Bharat, Ltd.	55,648	1,225,958
*Datamatics Global Services, Ltd.	7,177	51,516
*DB Corp., Ltd.	11,865	40,180
*DCB Bank, Ltd.	145,662	243,887
DCM Shriram Industries, Ltd.	14,592	36,123
*DCM Shriram, Ltd.	17,776	205,784
DCW, Ltd.	92,794	61,891
*Deepak Fertilisers & Petrochemicals Corp., Ltd.	20,020	145,190

36

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Deepak Nitrite, Ltd.	107,426	$3,129,386
*Delhivery, Ltd.	188,239	1,012,981
Delta Corp., Ltd.	196,598	288,054
*Dhampur Sugar Mills, Ltd.	2,578	7,284
*Dhanlaxmi Bank, Ltd.	23,409	12,387
Dhanuka Agritech, Ltd.	3,353	56,144
*ΩDilip Buildcon, Ltd.	39,665	223,577
*Dish TV India, Ltd.	1,383,730	292,713
*Dishman Carbogen Amcis, Ltd.	31,026	86,326
Divi’s Laboratories, Ltd.	28,152	1,350,439
*Dixon Technologies India, Ltd.	35,799	3,579,096
*DLF, Ltd.	104,805	1,120,260
*Dollar Industries, Ltd.	1,770	12,304
ΩDr. Lal PathLabs, Ltd.	32,514	924,512
Dr. Reddy’s Laboratories, Ltd.	35,949	2,673,159
Dr. Reddy’s Laboratories, Ltd., Sponsored ADR	63,630	4,674,896
*Dwarikesh Sugar Industries, Ltd.	35,569	31,120
Dynamatic Technologies, Ltd.	8	793
eClerx Services, Ltd.	28,270	834,738
Eicher Motors, Ltd.	43,803	2,413,578
EID Parry India, Ltd.	122,499	908,066
EIH Associated Hotels	28	247
EIH, Ltd.	24,473	140,307
Elecon Engineering Co., Ltd.	33,514	455,637
*Electrosteel Castings, Ltd.	537,859	1,237,699
Elgi Equipments, Ltd.	67,910	529,818
Emami, Ltd.	109,950	641,623
eMudhra, Ltd.	2,038	18,520
*ΩEndurance Technologies, Ltd.	12,661	300,219
Engineers India, Ltd.	352,017	1,031,966
Epigral, Ltd.	2,627	41,701
EPL, Ltd.	84,772	184,609
*ΩEquitas Small Finance Bank, Ltd.	124,649	144,987
*ΩEris Lifesciences, Ltd.	22,407	240,609
ESAB India, Ltd.	1,130	71,987
Escorts Kubota, Ltd.	94,693	3,811,667
Everest Industries, Ltd.	24	359
Everest Kanto Cylinder, Ltd.	16,721	29,710
Exide Industries, Ltd.	421,129	2,384,351
Expleo Solutions, Ltd.	540	8,529
*FDC, Ltd.	13,686	74,379
Federal Bank, Ltd.	2,664,775	5,193,095
*FIEM Industries, Ltd.	2,829	40,711
*Filatex India, Ltd.	39,889	30,406
*Fine Organic Industries, Ltd.	4,449	234,082
*Fino Payments Bank, Ltd.	3,226	11,284
Finolex Cables, Ltd.	77,850	982,732
Finolex Industries, Ltd.	203,723	650,580
Firstsource Solutions, Ltd.	555,390	1,407,508
*Force Motors, Ltd.	2,639	301,172
Fortis Healthcare, Ltd.	554,083	2,912,320
*FSN E-Commerce Ventures, Ltd.	30,177	63,926
Gabriel India, Ltd.	70,159	330,209
GAIL India, Ltd.	1,305,996	3,272,963
Galaxy Surfactants, Ltd.	6,970	216,056
*Ganesh Benzoplast, Ltd.	6,292	12,760
Ganesh Housing Corp., Ltd.	1,805	17,395
Garden Reach Shipbuilders & Engineers, Ltd.	24,610	291,726

37

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Garware Technical Fibres, Ltd.	3,151	$122,277
Gateway Distriparks, Ltd.	247,033	315,911
*GE T&D India, Ltd.	152	2,083
*Genus Power Infrastructures, Ltd.	53,156	189,883
Geojit Financial Services, Ltd.	12,192	14,116
*GHCL, Ltd.	65,154	400,789
Gillette India, Ltd.	537	42,915
*GlaxoSmithKline Pharmaceuticals, Ltd.	25,279	632,231
Glenmark Pharmaceuticals, Ltd.	162,790	2,062,672
*Global Health, Ltd.	33,823	585,848
Globus Spirits, Ltd.	1,468	13,919
GMM Pfaudler, Ltd.	41,236	707,108
*GMR Airports Infrastructure, Ltd.	682,724	696,747
*GNA Axles, Ltd.	2,148	10,672
*Go Fashion India, Ltd.	3,089	40,806
*GOCL Corp., Ltd.	2,436	12,454
*Godawari Power and Ispat, Ltd.	86,065	917,989
*Godfrey Phillips India, Ltd.	13,432	538,479
*ΩGodrej Agrovet, Ltd.	11,862	77,361
Godrej Consumer Products, Ltd.	64,349	940,522
*Godrej Industries, Ltd.	12,882	148,310
*Godrej Properties, Ltd.	23,725	752,842
Gokaldas Exports, Ltd.	14,430	152,080
Goodyear India, Ltd.	847	11,846
Granules India, Ltd.	241,886	1,227,169
Graphite India, Ltd.	113,934	923,571
Grasim Industries, Ltd.	65,555	1,894,809
Grauer & Weil India, Ltd.	472	504
Gravita India, Ltd.	14,382	168,570
Great Eastern Shipping Co., Ltd. (The)	152,861	1,997,047
Greaves Cotton, Ltd.	83,765	142,007
*Greenlam Industries, Ltd.	6,175	44,827
Greenpanel Industries, Ltd.	33,865	128,177
*Greenply Industries, Ltd.	15,761	48,462
Grindwell Norton, Ltd.	12,221	311,493
Gufic Biosciences, Ltd.	2,988	11,709
*Gujarat Alkalies & Chemicals, Ltd.	10,656	101,175
Gujarat Ambuja Exports, Ltd.	107,610	217,577
*Gujarat Fluorochemicals, Ltd.	34,676	1,506,026
*Gujarat Gas, Ltd.	57,520	376,820
Gujarat Industries Power Co., Ltd.	15,819	35,871
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	316,679	2,704,835
Gujarat Pipavav Port, Ltd.	450,785	1,140,250
Gujarat State Petronet, Ltd.	302,001	1,071,384
Gulf Oil Lubricants India, Ltd.	2,793	34,442
*GVK Power & Infrastructure, Ltd.	89,185	11,544
Happiest Minds Technologies, Ltd.	40,526	395,613
ΩHarsha Engineers International, Ltd.	2,464	12,629
*Hatsun Agro Product, Ltd.	11,456	151,211
Havells India, Ltd.	110,530	2,204,341
HBL Power Systems, Ltd.	104,275	639,875
HCL Technologies, Ltd.	397,614	6,512,509
ΩHDFC Asset Management Co., Ltd.	48,226	2,251,101
HDFC Bank, Ltd.	520,181	9,477,022
*ΩHDFC Life Insurance Co., Ltd.	27,859	194,878
*HealthCare Global Enterprises, Ltd.	5,642	24,752
HEG, Ltd.	19,999	566,128
HeidelbergCement India, Ltd.	13,978	33,799

38

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Heritage Foods, Ltd.	35,521	$141,554
Hero MotoCorp, Ltd.	105,528	5,745,932
*Heubach Colorants India, Ltd.	2,319	11,295
HFCL, Ltd.	1,038,611	1,251,020
*HG Infra Engineering, Ltd.	6,367	90,744
Hikal, Ltd.	7,512	27,334
HIL, Ltd.	811	26,073
Himadri Speciality Chemical, Ltd.	266,075	1,195,861
*Himatsingka Seide, Ltd.	9,870	16,940
*Hindalco Industries, Ltd.	717,113	5,538,451
Hindustan Aeronautics, Ltd.	97,715	4,613,505
*Hindustan Construction Co., Ltd.	335,175	152,049
*Hindustan Copper, Ltd.	411,679	1,904,545
*Hindustan Oil Exploration Co., Ltd.	15,609	40,474
*Hindustan Petroleum Corp., Ltd.	196,575	1,167,158
Hindustan Unilever, Ltd.	100,188	2,678,264
Hindware Home Innovation, Ltd.	10,727	46,322
Hitachi Energy India, Ltd.	2,035	233,625
Hle Glascoat, Ltd.	20	108
*HLV, Ltd.	42,443	14,243
Honda India Power Products, Ltd.	485	14,095
Huhtamaki India, Ltd.	88	326
ICICI Bank, Ltd.	435,464	6,004,078
ICICI Bank, Ltd., Sponsored ADR	742,603	20,443,861
*ΩICICI Lombard General Insurance Co., Ltd.	86,768	1,778,959
ΩCICI Prudential Life Insurance Co., Ltd.	30,411	208,812
ΩICICI Securities, Ltd.	9,617	87,167
ICRA, Ltd.	828	52,519
*IDFC First Bank, Ltd.	1,820,080	1,792,022
*IDFC, Ltd.	1,291,017	1,883,076
*IFB Industries, Ltd.	24	441
IFGL Refractories, Ltd.	534	4,366
IIFL Securities, Ltd.	109,064	187,577
*India Cements, Ltd. (The)	170,828	459,438
India Glycols, Ltd.	2,434	24,509
India Power Corp., Ltd.	105,951	22,984
*Indiabulls Real Estate, Ltd.	760,017	1,207,847
Indian Bank	77,172	507,088
ΩIndian Energy Exchange, Ltd.	561,442	1,051,742
Indian Hotels Co., Ltd.	316,539	2,188,064
Indian Metals & Ferro Alloys, Ltd.	5,100	44,768
Indian Oil Corp., Ltd.	512,294	1,036,730
Indian Railway Catering & Tourism Corp., Ltd.	83,867	1,044,113
*Indo Count Industries, Ltd.	38,687	182,084
Indoco Remedies, Ltd.	11,470	44,946
Indraprastha Gas, Ltd.	137,457	772,983
Indraprastha Medical Corp., Ltd.	10,394	33,330
*Indus Towers, Ltd.	498,186	2,118,460
IndusInd Bank, Ltd.	203,333	3,693,740
Infibeam Avenues, Ltd.	1,332,153	542,848
Info Edge India, Ltd.	30,923	2,243,630
Infosys, Ltd.	1,182,132	20,126,475
#Infosys, Ltd., Sponsored ADR	409,120	6,836,395
Ingersoll Rand India, Ltd.	2,984	142,875
*Inox Wind Energy, Ltd.	126	11,707
*Inox Wind, Ltd.	105,827	796,021
Insecticides India, Ltd.	30	207
*Intellect Design Arena, Ltd.	97,832	1,266,046

39

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*ΩInterGlobe Aviation, Ltd.	21,277	$1,015,523
IOL Chemicals and Pharmaceuticals, Ltd.	5,305	25,032
ION Exchange India, Ltd.	12,179	82,895
Ipca Laboratories, Ltd.	108,450	1,741,075
IRB Infrastructure Developers, Ltd.	334,737	272,808
ΩIRCON International, Ltd.	232,559	698,349
ISGEC Heavy Engineering, Ltd.	9,965	131,101
ISMT, Ltd.	13,151	17,007
ITC, Ltd.	1,168,359	6,100,413
ITD Cementation India, Ltd.	97,010	440,599
*ITI, Ltd.	244	898
*J. Kumar Infraprojects, Ltd.	30,165	244,451
Jai Corp., Ltd.	44,947	174,350
*Jain Irrigation Systems, Ltd.	117,105	87,720
*Jaiprakash Associates, Ltd.	612,323	146,409
*Jaiprakash Power Ventures, Ltd.	2,116,291	506,015
Jammu & Kashmir Bank, Ltd. (The)	581,068	950,615
*Jamna Auto Industries, Ltd.	251,279	419,821
JB Chemicals & Pharmaceuticals, Ltd.	45,134	1,030,626
JBM Auto, Ltd.	16,151	368,660
*Jindal Saw, Ltd.	231,186	1,537,800
Jindal Stainless, Ltd.	210,614	1,784,519
Jindal Steel & Power, Ltd.	267,552	2,981,075
*JITF Infralogistics, Ltd.	1,719	15,990
*JK Cement, Ltd.	60,645	2,907,006
JK Lakshmi Cement, Ltd.	78,625	750,147
JK Paper, Ltd.	81,380	373,707
JK Tyre & Industries, Ltd.	184,537	933,343
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	16	243
JSW Energy, Ltd.	128,323	968,233
*JSW Steel, Ltd.	344,384	3,641,290
JTEKT India, Ltd.	15,907	33,230
*Jubilant Foodworks, Ltd.	487,428	2,705,978
Jubilant Ingrevia, Ltd.	50,361	333,783
*Jubilant Pharmova, Ltd.	43,730	353,357
Jupiter Wagons, Ltd.	42,224	206,701
Jyothy Labs, Ltd.	147,699	768,887
*Jyoti Structures, Ltd.	87,072	27,759
Kajaria Ceramics, Ltd.	61,745	891,324
Kalpataru Projects International, Ltd.	65,229	958,192
Kalyani Steels, Ltd.	10,390	109,982
Kansai Nerolac Paints, Ltd.	34,901	117,018
*Karnataka Bank, Ltd. (The)	673,361	1,866,272
Karur Vysya Bank, Ltd. (The)	1,326,343	3,242,088
Kaveri Seed Co., Ltd.	8,365	87,042
KCP, Ltd. (The)	22,108	47,337
KDDL, Ltd.	834	25,349
KEC International, Ltd.	65,863	591,089
KEI Industries, Ltd.	73,836	3,535,863
*Kennametal India, Ltd.	533	16,040
*Kesoram Industries, Ltd.	9,128	19,829
Kewal Kiran Clothing, Ltd.	3,967	33,869
*Kiri Industries, Ltd.	7,956	34,604
Kirloskar Brothers, Ltd.	16,984	267,219
Kirloskar Ferrous Industries, Ltd.	17,722	130,606
Kirloskar Industries, Ltd.	289	17,910
Kirloskar Oil Engines, Ltd.	160,446	1,965,956
Kirloskar Pneumatic Co., Ltd.	5,867	73,545

40

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
KNR Constructions, Ltd.	182,445	$580,990
Kolte-Patil Developers, Ltd.	72	461
*Kotak Mahindra Bank, Ltd.	214,858	4,181,859
Kovai Medical Center and Hospital	359	18,007
ΩKPI Green Energy, Ltd.	21,321	462,112
KPIT Technologies, Ltd.	248,627	4,452,483
KPR Mill, Ltd.	24,613	249,814
KRBL, Ltd.	164,957	583,326
*ΩKrishna Institute of Medical Sciences, Ltd.	18,646	454,405
Krsnaa Diagnostics, Ltd.	3,548	24,464
*KSB, Ltd.	3,145	170,073
*ΩL&T Technology Services, Ltd.	8,554	475,715
LA Opala RG, Ltd.	7,475	29,188
Lakshmi Machine Works, Ltd.	902	182,412
Larsen & Toubro, Ltd.	185,490	7,990,612
ΩLaurus Labs, Ltd.	472,581	2,548,790
Laxmi Organic Industries, Ltd.	21,023	64,516
*ΩLemon Tree Hotels, Ltd.	187,809	343,942
*LG Balakrishnan & Bros, Ltd.	14,438	221,529
Linde India, Ltd.	1,202	118,935
Lloyds Engineering Works, Ltd.	177,759	146,044
LT Foods, Ltd.	193,652	500,747
ΩLTIMindtree, Ltd.	41,301	2,329,671
Lumax Auto Technologies, Ltd.	3,353	19,213
Lumax Industries, Ltd.	373	11,408
Lupin, Ltd.	103,239	2,036,538
*LUX Industries, Ltd.	506	9,074
*Mahanagar Gas, Ltd.	43,494	752,474
Maharashtra Seamless, Ltd.	55,359	600,092
*Mahindra & Mahindra, Ltd.	589,849	15,244,224
*Mahindra Holidays & Resorts India, Ltd.	25,180	127,354
*Mahindra Lifespace Developers, Ltd.	62,556	477,776
*ΩMahindra Logistics, Ltd.	9,891	55,871
*Maithan Alloys, Ltd.	32	481
Man Industries India, Ltd.	35,806	172,601
Man Infraconstruction, Ltd.	145,560	378,571
*Mangalam Cement, Ltd.	3,344	33,708
Mangalore Refinery & Petrochemicals, Ltd.	33,166	99,435
Marico, Ltd.	321,387	1,995,277
*Marksans Pharma, Ltd.	256,599	509,900
Maruti Suzuki India, Ltd.	29,034	4,460,211
Mastek, Ltd.	17,445	563,183
*Max Estates, Ltd.	108	381
Max Healthcare Institute, Ltd.	129,417	1,303,380
*Mayur Uniquoters, Ltd.	4,112	25,943
Mazagon Dock Shipbuilders, Ltd.	8,940	251,685
*Medplus Health Services, Ltd.	9,287	77,570
Meghmani Organics, Ltd.	46,228	47,981
ΩMetropolis Healthcare, Ltd.	88,256	1,922,753
Minda Corp., Ltd.	96,417	471,533
ΩMishra Dhatu Nigam, Ltd.	32,485	170,900
*MM Forgings, Ltd.	3,547	48,941
MOIL, Ltd.	84,065	409,261
Monte Carlo Fashions, Ltd.	2,754	22,531
*Morepen Laboratories, Ltd.	270,990	162,556
Motherson Sumi Wiring India, Ltd.	769,441	636,772
Mphasis, Ltd.	38,815	1,076,881
MPS, Ltd.	893	17,521

41

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
MRF, Ltd.	758	$1,208,453
Mrs Bectors Food Specialities, Ltd.	19,172	293,280
MSTC, Ltd.	29,703	320,806
*Mukand, Ltd.	76	167
Multi Commodity Exchange of India, Ltd.	8,455	416,385
Narayana Hrudayalaya, Ltd.	50,687	781,905
Natco Pharma, Ltd.	157,847	1,926,164
National Aluminium Co., Ltd.	1,226,679	2,723,544
National Fertilizers, Ltd.	41,552	51,843
Nava, Ltd.	85,983	518,250
Navin Fluorine International, Ltd.	18,621	763,096
Navneet Education, Ltd.	26,581	46,863
*NBCC India, Ltd.	481,608	806,660
*NCC, Ltd.	881,903	2,560,001
NCL Industries, Ltd.	100	249
NELCO, Ltd.	20	181
Neogen Chemicals, Ltd.	924	17,082
NESCO, Ltd.	7,662	79,626
Nestle India, Ltd.	178,664	5,369,154
Neuland Laboratories, Ltd.	9,142	832,004
Newgen Software Technologies, Ltd.	27,866	310,284
*NHPC, Ltd.	753,735	869,038
NIIT Learning Systems, Ltd.	10,191	61,034
NIIT, Ltd.	18,975	24,015
Nilkamal, Ltd.	989	23,168
ΩNippon Life India Asset Management, Ltd.	181,461	1,280,223
Nitin Spinners, Ltd.	8,088	36,196
*NLC India, Ltd.	40,078	116,411
*NMDC Steel, Ltd.	36,206	27,989
*NMDC, Ltd.	655,561	1,998,828
NOCIL, Ltd.	116,566	375,741
NRB Bearings, Ltd.	17,380	65,522
NTPC, Ltd.	1,259,361	5,482,029
Nucleus Software Exports, Ltd.	2,537	42,143
Oberoi Realty, Ltd.	27,148	482,644
Oil & Natural Gas Corp., Ltd.	630,363	2,136,939
Oil India, Ltd.	97,464	724,413
*Oracle Financial Services Software, Ltd.	11,910	1,084,659
*Orchid Pharma, Ltd.	4,580	59,209
Orient Cement, Ltd.	169,872	450,759
Orient Electric, Ltd.	12,481	32,677
*Orient Green Power Co., Ltd.	109,272	27,306
Orient Paper & Industries, Ltd.	440	275
Oriental Carbon & Chemicals, Ltd.	32	289
Oriental Hotels, Ltd.	156	248
*Orissa Minerals Development Co., Ltd. (The)	454	37,490
*Page Industries, Ltd.	3,492	1,455,793
Panama Petrochem, Ltd.	5,418	21,760
*ΩParag Milk Foods, Ltd.	30,589	77,704
Patanjali Foods, Ltd.	14,955	270,776
*Patel Engineering, Ltd.	406,070	280,329
*PB Fintech, Ltd.	23,798	360,779
*PC Jeweller, Ltd.	166,298	103,941
PCBL, Ltd.	322,396	1,045,786
PDS, Ltd.	6,787	37,813
*Peninsula Land, Ltd.	20,546	12,214
*Pennar Industries, Ltd.	47,783	78,458
*Persistent Systems, Ltd.	70,190	2,833,805

42

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Petronet LNG, Ltd.	994,768	$3,702,530
Pfizer, Ltd.	2,582	131,742
*PG Electroplast, Ltd.	3,969	100,312
*Phoenix Mills, Ltd. (The)	50,667	1,913,852
PI Industries, Ltd.	22,694	993,886
Pidilite Industries, Ltd.	26,736	977,010
*Piramal Pharma, Ltd.	440,742	758,814
Pitti Engineering, Ltd.	624	6,573
PNC Infratech, Ltd.	113,008	607,527
*Pokarna, Ltd.	3,367	18,971
*Poly Medicure, Ltd.	10,469	206,177
Polycab India, Ltd.	11,374	772,462
Power Grid Corp. of India, Ltd.	1,671,757	6,047,969
*Power Mech Projects, Ltd.	6,031	379,043
*Praj Industries, Ltd.	314,638	2,065,565
*Prakash Industries, Ltd.	31,820	65,271
ΩPrataap Snacks, Ltd.	20	213
Precision Wires India, Ltd.	14,826	25,552
Prestige Estates Projects, Ltd.	90,549	1,497,913
*Pricol, Ltd.	61,622	319,756
*Prime Focus, Ltd.	168	219
*Prince Pipes & Fittings, Ltd.	25,658	196,549
*Prism Johnson, Ltd.	31,422	62,082
*Privi Speciality Chemicals, Ltd.	492	7,403
Procter & Gamble Health, Ltd.	4,199	247,090
Procter & Gamble Hygiene & Health Care, Ltd.	130	25,195
PSP Projects, Ltd.	2,612	21,134
Punjab National Bank	469,337	793,420
*Puravankara, Ltd.	11,160	52,291
*PVR Inox, Ltd.	6,728	109,758
ΩQuess Corp., Ltd.	34,023	254,205
Radico Khaitan, Ltd.	11,667	245,698
Rain Industries, Ltd.	333,001	696,444
Rallis India, Ltd.	53,690	171,296
*Ramco Cements, Ltd. (The)	102,487	976,029
*Ramco Systems, Ltd.	3,371	14,434
Ramkrishna Forgings, Ltd.	92,845	835,576
*Ramky Infrastructure, Ltd.	3,314	22,572
Rane Holdings, Ltd.	773	12,256
*Rashtriya Chemicals & Fertilizers, Ltd.	301,400	544,199
Ratnamani Metals & Tubes, Ltd.	11,170	422,997
*RattanIndia Power, Ltd.	765,670	84,426
Raymond, Ltd.	115,619	2,914,647
*ΩRBL Bank, Ltd.	2,645,483	8,253,238
*Redington, Ltd.	663,966	1,739,567
*Redtape, Ltd.	4,485	39,289
*Relaxo Footwears, Ltd.	2,818	28,178
Reliance Industrial Infrastructure, Ltd.	10,328	163,988
Reliance Industries, Ltd.	331,991	11,674,321
ΩReliance Industries, Ltd., GDR	250,804	17,731,843
*Reliance Infrastructure, Ltd.	114,914	245,016
*Reliance Power, Ltd.	4,772,211	1,561,448
*Religare Enterprises, Ltd.	81,994	215,755
Responsive Industries, Ltd.	834	3,060
Rhi Magnesita India, Ltd.	5,919	46,129
Rico Auto Industries, Ltd.	46,968	78,105
RITES, Ltd.	73,345	601,317
Rossari Biotech, Ltd.	3,837	34,456

43

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Route Mobile, Ltd.	17,898	$326,904
*RPG Life Sciences, Ltd.	146	2,706
*RPSG Ventures, Ltd.	1,335	11,542
RSWM, Ltd.	96	222
Rupa & Co., Ltd.	3,149	10,294
Safari Industries India, Ltd.	9,114	230,870
Sagar Cements, Ltd.	11,460	30,602
ΩSalasar Techno Engineering, Ltd.	442,630	109,283
Samvardhana Motherson International, Ltd.	1,426,051	2,242,405
Sandhar Technologies, Ltd.	6,988	42,345
Sangam India, Ltd.	892	4,710
Sanghvi Movers, Ltd.	7,314	115,316
Sanofi India, Ltd.	2,367	236,187
ΩSansera Engineering, Ltd.	7,890	97,835
*Sapphire Foods India, Ltd.	23,544	401,485
*Sarda Energy & Minerals, Ltd.	55,945	161,057
Saregama India, Ltd.	33,751	174,223
Sasken Technologies, Ltd.	290	5,400
*Savita Oil Technologies, Ltd.	2,923	20,312
SBI Cards & Payment Services, Ltd.	87,334	762,323
ΩSBI Life Insurance Co., Ltd.	98,212	1,690,949
Schaeffler India, Ltd.	2,097	92,737
*Schneider Electric Infrastructure, Ltd.	12,457	120,545
SEAMEC, Ltd.	818	10,620
*SEPC, Ltd.	696,518	161,949
*Sequent Scientific, Ltd.	23,704	35,129
Seshasayee Paper & Boards, Ltd.	19,218	77,357
ΩSH Kelkar & Co., Ltd.	13,365	31,828
*Shaily Engineering Plastics, Ltd.	3,207	24,398
*Shakti Pumps India, Ltd.	1,035	24,578
Shalby, Ltd.	590	1,961
Shankara Building Products, Ltd.	24	197
Shanthi Gears, Ltd.	2,183	14,763
Sharda Motor Industries, Ltd.	709	13,079
*Sheela Foam, Ltd.	11,163	121,000
*Shilpa Medicare, Ltd.	29,350	193,594
*Shipping Corp. of India Land and Assets, Ltd.	84,009	68,920
Shipping Corp. of India, Ltd.	280,511	764,010
Shivalik Bimetal Controls, Ltd.	6,816	46,928
*Shoppers Stop, Ltd.	13,400	115,159
Shree Cement, Ltd.	1,675	490,735
*Shree Renuka Sugars, Ltd.	279,115	149,700
Shriram Pistons & Rings, Ltd.	5,920	145,215
Siemens, Ltd.	5,745	402,230
*SIS, Ltd.	17,814	99,781
Siyaram Silk Mills, Ltd.	2,720	15,237
*SJS Enterprises, Ltd.	6,388	48,111
SJVN, Ltd.	24,680	39,755
SKF India, Ltd.	8,753	485,355
Skipper, Ltd.	19,530	83,727
*SML ISUZU, Ltd.	527	14,350
Snowman Logistics, Ltd.	60,829	49,575
Sobha, Ltd.	53,861	1,146,954
Solar Industries India, Ltd.	8,616	926,091
*Solara Active Pharma Sciences, Ltd.	336	2,145
Somany Ceramics, Ltd.	3,716	28,098
Sonata Software, Ltd.	92,015	762,213
*South Indian Bank, Ltd. (The)	1,977,608	728,837

44

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*SP Apparels, Ltd.	1,384	$9,807
SRF, Ltd.	146,939	4,615,913
*Star Cement, Ltd.	44,834	127,458
State Bank of India	586,314	5,806,133
State Bank of India, GDR	4,874	478,139
*Steel Authority of India, Ltd.	372,060	732,203
Sterlite Technologies, Ltd.	68,571	113,003
Strides Pharma Science, Ltd.	86,891	933,152
Stylam Industries, Ltd.	1,713	33,901
Styrenix Performance Materials, Ltd.	2,459	48,715
*Subex, Ltd.	298,773	110,469
Subros, Ltd.	3,499	26,110
Sudarshan Chemical Industries, Ltd.	15,595	138,238
Sumitomo Chemical India, Ltd.	7,728	37,151
Sun Pharmaceutical Industries, Ltd.	168,496	3,033,428
Sun TV Network, Ltd.	60,437	474,739
Sundaram-Clayton, Ltd.	1,524	30,238
Sundram Fasteners, Ltd.	54,992	736,171
*Sunflag Iron & Steel Co., Ltd.	15,679	41,031
Sunteck Realty, Ltd.	56,699	298,118
*Suprajit Engineering, Ltd.	38,738	196,276
Supreme Industries, Ltd.	20,239	1,227,906
Supreme Petrochem, Ltd.	41,724	341,948
Supriya Lifescience, Ltd.	3,833	18,222
Surya Roshni, Ltd.	66,286	500,345
*Suven Pharmaceuticals, Ltd.	42,892	339,517
*Suzlon Energy, Ltd.	3,590,159	1,789,997
*Swan Energy, Ltd.	33,660	250,283
Swaraj Engines, Ltd.	1,132	33,495
*ΩSyngene International, Ltd.	316,538	2,614,477
Tamil Nadu Newsprint & Papers, Ltd.	11,861	39,058
Tamilnad Mercantile Bank, Ltd.	9,021	52,546
Tanla Platforms, Ltd.	91,892	1,008,556
*TARC, Ltd.	27,817	51,659
Tasty Bite Eatables, Ltd.	43	6,126
Tata Chemicals, Ltd.	141,927	1,823,752
Tata Communications, Ltd.	48,187	999,042
Tata Consultancy Services, Ltd.	329,975	15,109,967
Tata Consumer Products, Ltd.	108,829	1,445,662
Tata Elxsi, Ltd.	17,538	1,482,284
*Tata Motors, Ltd.	1,112,449	13,438,252
Tata Power Co., Ltd. (The)	505,606	2,722,360
Tata Steel, Ltd.	5,275,379	10,432,366
TD Power Systems, Ltd.	50,684	203,772
*TeamLease Services, Ltd.	355	14,123
Tech Mahindra, Ltd.	196,890	2,981,564
*Techno Electric & Engineering Co., Ltd.	15,459	188,012
Tega Industries, Ltd.	2,572	46,179
*ΩTejas Networks, Ltd.	63,429	869,945
Texmaco Rail & Engineering, Ltd.	223,353	487,870
Thermax, Ltd.	320	17,909
Thirumalai Chemicals, Ltd.	50,033	164,426
Thomas Cook India, Ltd.	128,640	314,137
*ΩThyrocare Technologies, Ltd.	1,771	13,690
Tide Water Oil Co. India, Ltd.	851	18,213
Tilaknagar Industries, Ltd.	43,692	124,054
Time Technoplast, Ltd.	279,226	923,823
Timken India, Ltd.	9,233	369,652

45

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Titagarh Rail System, Ltd.	84,750	$1,074,506
Titan Co., Ltd.	158,101	6,801,169
Torrent Pharmaceuticals, Ltd.	48,214	1,527,009
Torrent Power, Ltd.	26,095	469,475
*TransIndia Real Estate, Ltd.	17,062	9,734
Transport Corp. of India, Ltd.	11,914	125,271
Trent, Ltd.	59,093	3,123,273
*Trident, Ltd.	961,146	453,293
Triveni Engineering & Industries, Ltd.	50,414	218,940
Triveni Turbine, Ltd.	89,622	577,403
TTK Prestige, Ltd.	16,464	138,620
Tube Investments of India, Ltd.	116,393	5,220,902
TV Today Network, Ltd.	4,006	11,295
*TV18 Broadcast, Ltd.	324,696	179,400
TVS Holdings, Ltd.	2,030	211,403
TVS Motor Co., Ltd.	167,909	4,145,591
TVS Srichakra, Ltd.	1,162	58,247
Uflex, Ltd.	8,011	43,537
Ugar Sugar Works, Ltd.	168	161
ΩUjjivan Small Finance Bank, Ltd.	807,756	519,392
UltraTech Cement, Ltd.	37,974	4,538,447
*Unichem Laboratories, Ltd.	3,489	24,573
Union Bank of India, Ltd.	715,464	1,322,262
United Breweries, Ltd.	2,158	52,708
United Spirits, Ltd.	119,682	1,688,304
UNO Minda, Ltd.	147,316	1,303,021
UPL, Ltd.	436,619	2,653,898
Usha Martin, Ltd.	250,346	1,131,318
UTI Asset Management Co., Ltd.	18,686	212,858
*V2 Retail, Ltd.	1,622	9,618
*VA Tech Wabag, Ltd.	56,542	654,660
Vaibhav Global, Ltd.	23,212	115,495
*ΩValiant Organics, Ltd.	2,063	10,361
*Valor Estate, Ltd.	141,317	399,547
Vardhman Textiles, Ltd.	78,694	420,226
*ΩVarroc Engineering, Ltd.	35,330	222,601
Varun Beverages, Ltd.	193,570	3,432,287
Vascon Engineers, Ltd.	62,262	56,638
Vedant Fashions, Ltd.	881	10,069
Vedanta, Ltd.	596,566	2,844,612
Venky’s India, Ltd.	883	19,038
Vesuvius India, Ltd.	2,536	138,032
V-Guard Industries, Ltd.	95,819	393,905
Vimta Labs, Ltd.	40	257
Vinati Organics, Ltd.	894	17,536
Vindhya Telelinks, Ltd.	1,009	31,095
VIP Industries, Ltd.	62,065	408,826
*VL E-Governance & IT Solutions, Ltd.	1,761	1,360
*V-Mart Retail, Ltd.	272	7,046
*Vodafone Idea, Ltd.	2,187,049	346,001
Voltamp Transformers, Ltd.	7,791	971,038
Voltas, Ltd.	122,463	2,164,554
VRL Logistics, Ltd.	10,679	71,527
VST Industries, Ltd.	844	40,760
*VST Tillers Tractors, Ltd.	954	41,900
*Welspun Corp., Ltd.	152,633	1,032,386
Welspun Enterprises, Ltd.	22,568	99,023
Welspun Living, Ltd.	357,268	641,861

46

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
West Coast Paper Mills, Ltd.	26,318	$210,389
Westlife Foodworld, Ltd.	21,335	216,837
*Whirlpool of India, Ltd.	1,735	31,332
Wipro, Ltd.	374,016	2,072,780
#Wipro, Ltd., Sponsored ADR	39,377	212,242
*Wockhardt, Ltd.	85,513	580,549
Wonderla Holidays, Ltd.	10,743	127,592
*Yes Bank, Ltd.	7,562,103	2,370,061
*Zee Entertainment Enterprises, Ltd.	944,345	1,663,204
Zensar Technologies, Ltd.	200,396	1,472,895
*ZF Commercial Vehicle Control Systems India, Ltd.	66	10,827
*Zomato, Ltd.	902,795	2,089,917
*Zydus Lifesciences, Ltd.	59,890	684,452
Zydus Wellnes, Ltd.	8,409	167,895

TOTAL INDIA		754,998,768

INDONESIA — (1.7%)
ABM Investama TBK PT	565,200	134,869
Ace Hardware Indonesia TBK PT	9,725,300	559,235
Adaro Energy Indonesia TBK PT	17,521,100	2,920,183
*Adaro Minerals Indonesia TBK PT	3,936,000	325,579
*Adhi Karya Persero TBK PT	2,383,500	37,819
*Adi Sarana Armada TBK PT	1,644,400	78,377
AKR Corporindo TBK PT	10,375,000	1,068,765
*Alam Sutera Realty TBK PT	7,601,100	61,706
*Allo Bank Indonesia TBK PT	232,900	14,467
Aneka Tambang TBK	7,924,900	799,313
Arwana Citramulia TBK PT	4,048,200	161,828
Astra Agro Lestari TBK PT	436,400	174,453
Astra International TBK PT	9,988,900	3,163,766
Astra Otoparts TBK PT	352,300	45,067
Avia Avian TBK PT	3,635,600	114,032
*Bank Amar Indonesia TBK PT	2,188,900	33,655
Bank BTPN Syariah TBK PT	3,256,600	243,344
Bank Central Asia TBK PT	14,884,900	8,971,219
*Bank Jago TBK PT	1,676,000	221,611
Bank Mandiri Persero TBK PT	15,450,600	6,556,528
*Bank Mayapada International TBK PT	14,670	319
Bank Maybank Indonesia TBK PT	14,900	223
*Bank Nationalnobu TBK PT	1,818,600	85,002
Bank Negara Indonesia Persero TBK PT	3,398,000	1,097,140
*Bank Neo Commerce TBK PT	9,115,300	137,907
Bank OCBC Nisp TBK PT	1,990,700	159,158
*Bank Pan Indonesia TBK PT	2,790,000	191,319
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	2,471,500	154,279
Bank Pembangunan Daerah Jawa Timur TBK PT	4,035,400	147,667
Bank Rakyat Indonesia Persero TBK PT	12,527,600	3,806,048
*Bank Raya Indonesia TBK PT	511,400	8,051
Bank Syariah Indonesia TBK PT	3,912,414	635,226
Bank Tabungan Negara Persero TBK PT	7,194,154	584,027
Barito Pacific TBK PT	4,682,571	293,741
*Bekasi Fajar Industrial Estate TBK PT	814,700	5,812
*Bhakti Multi Artha TBK PT	830,800	20,438
*Bintang Oto Global TBK PT	440,900	25,217
BISI International TBK PT	105,800	12,265
Blue Bird TBK PT	410,100	39,219
*Buana Lintas Lautan TBK PT	15,398,500	108,907
Bukit Asam TBK PT	5,856,100	1,091,266
*Bumi Resources Minerals TBK PT	53,369,600	502,186

47

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
*Bumi Resources TBK PT	13,110,000	$79,821
*Bumi Serpong Damai TBK PT	3,924,900	224,487
*Capital Financial Indonesia TBK PT	7,775,300	246,266
*Cemindo Gemilang PT	1,381,800	94,754
Chandra Asri Pacific TBK PT	6,400	2,982
Charoen Pokphand Indonesia TBK PT	1,354,900	412,470
ΩCikarang Listrindo TBK PT	1,129,500	47,236
Ciputra Development TBK PT	6,760,800	501,031
*Cisarua Mountain Dairy PT TBK	252,900	77,457
*Dayamitra Telekomunikasi PT	5,088,600	178,383
Delta Dunia Makmur TBK PT	6,339,400	194,939
Dharma Satya Nusantara TBK PT	3,751,500	146,507
Elang Mahkota Teknologi TBK PT	8,029,000	190,602
Elnusa TBK PT	3,761,700	99,017
Erajaya Swasembada TBK PT	9,193,200	228,416
ESSA Industries Indonesia TBK PT	6,123,700	293,757
*Gajah Tunggal TBK PT	1,126,800	80,733
*Garudafood Putra Putri Jaya TBK PT	3,840,400	97,781
Gudang Garam TBK PT	264,700	296,689
*Harum Energy TBK PT	2,972,500	257,763
Hexindo Adiperkasa TBK PT	179,700	65,205
Impack Pratama Industri TBK PT	3,773,400	82,152
Indah Kiat Pulp & Paper TBK PT	1,277,000	736,278
Indika Energy TBK PT	1,857,000	163,887
Indo Tambangraya Megah TBK PT	435,400	675,459
Indocement Tunggal Prakarsa TBK PT	556,700	265,340
Indofood CBP Sukses Makmur TBK PT	440,200	294,414
Indofood Sukses Makmur TBK PT	2,618,600	1,006,534
Indomobil Sukses Internasional TBK PT	305,200	25,809
Indosat TBK PT	413,100	279,465
Industri Jamu Dan Farmasi Sido Muncul TBK PT	4,836,500	217,137
*Intiland Development TBK PT	5,551,200	63,159
*Japfa Comfeed Indonesia TBK PT	5,118,100	360,407
Jasa Marga Persero TBK PT	1,111,800	369,232
Kalbe Farma TBK PT	5,301,700	474,414
*Kawasan Industri Jababeka TBK PT	9,648,000	72,390
*Lippo Karawaci TBK PT	10,384,600	41,513
*M Cash Integrasi PT	24,500	1,733
Map Aktif Adiperkasa PT	6,149,400	298,772
Matahari Department Store TBK PT	641,600	62,937
Mayora Indah TBK PT	2,500,100	369,018
*MD Pictures TBK PT	479,400	145,353
Medco Energi Internasional TBK PT	16,294,300	1,352,848
Media Nusantara Citra TBK PT	4,605,400	88,936
Medikaloka Hermina TBK PT	4,437,500	347,959
*Mega Manunggal Property TBK PT	681,400	11,566
*Merdeka Copper Gold TBK PT	2,616,300	423,178
*Metro Healthcare Indonesia TBK PT	11,461,900	121,245
Metrodata Electronics TBK PT	4,375,700	157,428
Metropolitan Kentjana TBK PT	4,800	8,192
Mitra Adiperkasa TBK PT	8,388,700	812,558
Mitra Keluarga Karyasehat TBK PT	1,577,300	281,314
*MNC Digital Entertainment TBK PT	12,200	2,176
Mulia Industrindo TBK PT	1,952,500	46,111
Nippon Indosari Corpindo TBK PT	120,900	8,439
Pabrik Kertas Tjiwi Kimia TBK PT	1,450,100	697,849
*Pacific Strategic Financial TBK PT	1,535,200	107,162
Pakuwon Jati TBK PT	16,148,300	399,239

48

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
*Panin Financial TBK PT	9,873,900	$177,317
*Paninvest TBK PT	921,500	48,739
*Pantai Indah Kapuk Dua TBK PT	118,300	35,868
Perusahaan Gas Negara TBK PT	9,365,100	846,661
*PP Persero TBK PT	2,004,800	51,785
Prodia Widyahusada TBK PT	309,800	62,493
PT Tower Bersama Infrastructure TBK	931,700	113,168
Puradelta Lestari TBK PT	7,664,800	76,365
Ramayana Lestari Sentosa TBK PT	1,163,600	34,350
Rukun Raharja TBK PT	464,000	39,237
Salim Ivomas Pratama TBK PT	677,600	15,086
Sampoerna Agro TBK PT	1,700	209
Samudera Indonesia TBK PT	6,638,300	112,680
*Sarana Meditama Metropolitan TBK PT	1,249,400	19,517
Sarana Menara Nusantara TBK PT	10,344,200	512,120
Sariguna Primatirta TBK PT	1,795,800	105,473
Sawit Sumbermas Sarana TBK PT	2,359,400	153,811
Selamat Sempurna TBK PT	1,883,300	208,483
*Semen Indonesia Persero TBK PT	2,262,182	649,717
Siloam International Hospitals TBK PT	1,368,100	201,934
Sumber Alfaria Trijaya TBK PT	4,792,200	863,539
Summarecon Agung TBK PT	4,638,300	146,908
Surya Citra Media TBK PT	22,080,000	175,173
*Surya Semesta Internusa TBK PT	3,045,100	200,385
Telkom Indonesia Persero TBK PT	10,064,600	1,962,164
Telkom Indonesia Persero TBK PT, Sponsored ADR	10,629	206,734
Temas TBK PT	7,037,900	66,657
Tempo Scan Pacific TBK PT	601,300	71,742
Timah TBK PT	1,739,000	97,324
Transcoal Pacific TBK PT	807,600	422,177
Trias Sentosa TBK PT	1,800	52
*Trimegah Sekuritas Indonesia TBK PT	899,900	14,279
Triputra Agro Persada PT	6,311,300	242,593
Tunas Baru Lampung TBK PT	2,620,800	99,932
Ultrajaya Milk Industry & Trading Co. TBK PT	1,736,700	198,663
Unilever Indonesia TBK PT	2,108,000	339,665
United Tractors TBK PT	1,067,000	1,629,045
Vale Indonesia TBK PT	1,523,200	398,130
*»Waskita Karya Persero TBK PT	1,217,100	2,835
*Wijaya Karya Persero TBK PT	2,444,300	24,353
*Wintermar Offshore Marine TBK PT	1,162,000	37,876
XL Axiata TBK PT	7,276,703	1,105,379

TOTAL INDONESIA		61,249,750

KOREA, REPUBLIC OF — (11.8%)
*3S Korea Co., Ltd.	16,595	31,218
ABco Electronics Co., Ltd.	803	7,094
*ABLBio, Inc.	15,401	289,723
Able C&C Co., Ltd.	4,169	21,507
ABOV Semiconductor Co., Ltd.	3,280	37,188
*Ace Technologies Corp.	10,495	15,567
Advanced Nano Products Co., Ltd.	1,397	118,666
Advanced Process Systems Corp.	21,522	545,018
Aekyung Chemical Co., Ltd.	14,381	130,065
Aekyung Industrial Co., Ltd.	10,899	164,420
Ahnlab, Inc.	2,669	122,626
*Air Busan Co., Ltd.	55,726	108,662
AJ Networks Co., Ltd.	20,518	71,333
Ajin Industrial Co., Ltd.	43,205	125,198

49

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*AJINEXTEK Co., Ltd.	2,629	$21,989
AK Holdings, Inc.	2,217	24,334
*Alteogen, Inc.	2,701	345,711
*ALUKO Co., Ltd.	95,369	229,780
*Amicogen, Inc.	11,515	63,986
*Aminologics Co., Ltd.	9,956	10,769
*Amo Greentech Co., Ltd.	6,033	45,659
Amorepacific Corp.	5,154	632,084
*Amotech Co., Ltd.	7,191	38,762
*Anam Electronics Co., Ltd.	53,872	73,201
*Ananti, Inc.	74,082	341,975
*Anapass, Inc.	2,502	38,831
*Anterogen Co., Ltd.	4,985	51,902
*APS, Inc.	6,731	35,211
Asia Cement Co., Ltd.	17,907	131,248
ASIA Holdings Co., Ltd.	841	144,213
Asia Pacific Satellite, Inc.	1,547	19,588
Asia Paper Manufacturing Co., Ltd.	27,190	167,023
*ASTORY Co., Ltd.	2,105	16,251
Atec Co., Ltd.	3,426	36,018
ATON, Inc.	4,698	14,005
Avaco Co., Ltd.	5,947	78,743
Avatec Co., Ltd.	3,239	29,294
Baiksan Co., Ltd.	13,278	132,098
BGF retail Co., Ltd.	5,558	527,208
BGFecomaterials Co., Ltd.	20,100	58,463
#BH Co., Ltd.	55,022	694,692
*BHI Co., Ltd.	14,805	93,087
#*Binex Co., Ltd.	14,383	145,797
Binggrae Co., Ltd.	6,115	315,904
Bio Plus Co., Ltd.	33,117	154,311
*Biodyne Co., Ltd.	3,954	25,948
*Bioneer Corp.	6,193	136,218
*Biotoxtech Co., Ltd.	2,393	9,696
BIT Computer Co., Ltd.	6,633	29,083
*BNC Korea Co., Ltd.	31,339	145,800
BNK Financial Group, Inc.	164,856	1,000,754
Boditech Med, Inc.	14,736	169,526
BoKwang Industry Co., Ltd.	12,873	50,296
Bookook Securities Co., Ltd.	1,107	19,423
Boryung	23,746	191,569
*Bosung Power Technology Co., Ltd.	14,463	34,324
*Bubang Co., Ltd.	26,854	38,471
*Bukwang Pharmaceutical Co., Ltd.	11,599	53,375
*Bumhan Fuel Cell Co., Ltd.	753	10,085
*BusinessOn Communication Co., Ltd.	4,651	48,122
BYC Co., Ltd.	290	8,183
Byucksan Corp.	22,103	35,983
*C&C International Corp.	2,122	130,044
C&G Hi Tech Co., Ltd.	6,092	79,957
*Cafe24 Corp.	12,255	133,713
*CammSys Corp.	55,377	56,655
Caregen Co., Ltd.	3,263	51,940
*Celltrion Pharm, Inc.	5,408	376,028
Celltrion, Inc.	33,018	4,515,160
*Cellumed Co., Ltd.	3,750	4,694
*Chabiotech Co., Ltd.	6,464	80,022
Cheil Worldwide, Inc.	43,622	597,155

50

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Chemtronics Co., Ltd.	11,537	$234,980
*Chemtros Co., Ltd.	6,856	34,079
Cheryong Electric Co., Ltd.	8,940	401,689
*ChinHung International, Inc.	68,199	47,025
*Chips&Media, Inc.	11,010	175,255
*Choil Aluminum Co., Ltd.	91,099	156,544
Chong Kun Dang Pharmaceutical Corp.	7,561	570,590
Chongkundang Holdings Corp.	2,174	96,895
Choong Ang Vaccine Laboratory	5,957	46,851
*»Chorokbaem Media Co., Ltd.	5,037	3,692
*Chunbo Co., Ltd.	330	18,552
*CJ Bioscience, Inc.	2,404	25,725
*CJ CGV Co., Ltd.	89,433	372,071
CJ CheilJedang Corp.	7,261	1,770,463
CJ Corp.	14,576	1,346,759
*CJ ENM Co., Ltd.	25,072	1,378,679
CJ Freshway Corp.	6,846	113,679
CJ Logistics Corp.	7,600	674,162
*CKD Bio Corp.	2,465	43,429
Classys, Inc.	7,210	197,974
CLIO Cosmetics Co., Ltd.	2,510	63,563
*CMG Pharmaceutical Co., Ltd.	41,881	64,090
*CoAsia Corp.	1,921	10,466
*Com2uS Holdings Corp.	5,267	114,326
*Comtec Systems Co., Ltd.	56,186	28,335
*Connectwave Co., Ltd.	3,319	42,889
*ContentreeJoongAng Corp.	4,534	44,057
*Coreana Cosmetics Co., Ltd.	11,558	26,259
*Corentec Co., Ltd.	5,165	34,456
*COSMAX NBT, Inc.	7,172	23,559
Cosmax, Inc.	10,875	1,102,371
*Cosmecca Korea Co., Ltd.	4,951	127,707
*CosmoAM&T Co., Ltd.	8,224	903,265
*Cosmochemical Co., Ltd.	12,991	302,193
Coway Co., Ltd.	37,665	1,517,937
COWELL FASHION Co., Ltd.	7,059	16,344
Cowintech Co., Ltd.	4,821	81,100
Creas F&C Co., Ltd.	1,594	9,676
*Creative & Innovative System	11,030	91,458
Creverse, Inc.	2,650	36,430
*CrystalGenomics Invites Co., Ltd.	25,472	55,290
*CS Bearing Co., Ltd.	4,276	25,184
CS Wind Corp.	8,136	309,051
*CTC BIO, Inc.	3,678	21,689
*CUBE ENTERTAINMENT, Inc.	2,590	27,622
Cuckoo Homesys Co., Ltd.	8,654	144,640
D.I Corp.	11,234	162,564
*»DA Technology Co., Ltd.	51,560	7,573
Dae Hwa Pharmaceutical Co., Ltd.	2,984	23,901
Dae Won Kang Up Co., Ltd.	75,746	317,321
*Daea TI Co., Ltd.	19,181	42,884
*Daebo Magnetic Co., Ltd.	2,662	48,729
*Daechang Co., Ltd.	16,425	18,813
Daechang Forging Co., Ltd.	17,635	85,617
Daedong Corp.	48,404	420,965
Daeduck Electronics Co., Ltd.	45,656	772,991
Daehan New Pharm Co., Ltd.	10,788	62,444
Daehan Steel Co., Ltd.	10,733	108,720

51

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Dae-Il Corp.	23,932	$102,509
*Daejoo Electronic Materials Co., Ltd.	4,028	273,663
Daesang Corp.	27,170	431,504
Daesang Holdings Co., Ltd.	21,749	136,118
Daesung Energy Co., Ltd.	5,465	34,401
*Daesung Industrial Co., Ltd.	17,613	48,553
*Daesung Private Equity, Inc.	14,808	21,696
*Daewon Cable Co., Ltd.	39,567	93,757
Daewon Media Co., Ltd.	8,632	63,955
Daewon Pharmaceutical Co., Ltd.	16,716	180,936
*Daewoo Engineering & Construction Co., Ltd.	202,008	560,524
Daewoong Co., Ltd.	18,940	257,905
Daewoong Pharmaceutical Co., Ltd.	3,286	266,047
Daihan Pharmaceutical Co., Ltd.	4,173	85,900
Daishin Securities Co., Ltd.	22,230	252,522
*Danal Co., Ltd.	77,703	220,105
Daol Investment & Securities Co., Ltd.	39,129	90,030
#*Dawonsys Co., Ltd.	10,819	105,677
DB Financial Investment Co., Ltd.	22,937	70,615
DB HiTek Co., Ltd.	25,605	766,983
DB Insurance Co., Ltd.	66,628	4,690,619
*Dear U Co., Ltd.	5,489	105,443
*Dentis Co., Ltd.	4,455	29,913
Dentium Co., Ltd.	6,685	628,306
*Devsisters Co., Ltd.	704	24,450
*Dexter Studios Co., Ltd.	5,067	25,846
DGB Financial Group, Inc.	147,601	905,619
DI Dong Il Corp.	10,822	201,234
Digital Daesung Co., Ltd.	18,104	92,085
*DIO Corp.	5,948	88,654
*DK Tech Co., Ltd.	9,220	57,971
DL Holdings Co., Ltd.	9,896	382,350
DMS Co., Ltd.	19,692	90,189
DN Automotive Corp.	3,770	228,584
DNF Co., Ltd.	4,146	65,695
Dohwa Engineering Co., Ltd.	10,439	56,345
Dong-A Hwasung Co., Ltd.	8,783	45,183
Dong-A Socio Holdings Co., Ltd.	2,464	196,999
Dong-A ST Co., Ltd.	3,561	174,172
Dongbang Transport Logistics Co., Ltd.	51,477	81,940
Dongjin Semichem Co., Ltd.	15,306	480,631
Dongkoo Bio & Pharma Co., Ltd.	14,494	70,053
DongKook Pharmaceutical Co., Ltd.	22,124	263,804
Dongkuk CM Co., Ltd.	20,200	100,262
Dongkuk Holdings Co., Ltd.	31,307	190,501
Dongkuk Industries Co., Ltd.	36,767	192,334
Dongkuk Steel Mill Co., Ltd.	22,427	191,800
*Dongkuk Structures & Construction Co., Ltd.	21,219	45,367
Dongsuh Cos., Inc.	15,720	216,902
Dongsung Chemical Co., Ltd.	35,777	119,205
Dongsung Finetec Co., Ltd.	13,676	127,053
*Dongsung Pharmaceutical Co., Ltd.	2,259	8,483
*»Dongwha Enterprise Co., Ltd.	2,062	83,996
Dongwha Pharm Co., Ltd.	14,064	88,733
Dongwon F&B Co., Ltd.	7,244	203,887
Dongwon Industries Co., Ltd.	935	25,572
*Dongwon Metal Co., Ltd.	21,798	27,001
Dongwon Systems Corp.	4,361	135,680

52

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Dongwoon Anatech Co., Ltd.	18,611	$276,048
Dongyang E&P, Inc.	5,303	78,081
*Dongyang Steel Pipe Co., Ltd.	46,674	23,842
Doosan Bobcat, Inc.	63,532	2,399,516
Doosan Co., Ltd.	15,772	1,737,990
*Doosan Enerbility Co., Ltd.	215,686	2,621,753
*Doosan Fuel Cell Co., Ltd.	7,015	101,157
Doosan Tesna, Inc.	11,525	409,016
Douzone Bizon Co., Ltd.	17,630	764,081
*Dream Security Co., Ltd.	18,331	44,564
Dreamtech Co., Ltd.	19,534	133,562
*DRTECH Corp.	7,455	18,528
*DSK Co., Ltd.	11,106	52,231
Duck Yang Industry Co., Ltd.	15,317	56,409
*Duk San Neolux Co., Ltd.	2,476	68,793
*Duksan Hi-Metal Co., Ltd.	27,431	147,466
*Duksan Techopia Co., Ltd.	1,696	50,128
Dukshinepc Co., Ltd.	15,369	20,016
Duksung Co., Ltd.	6,054	38,853
DY Corp.	20,849	87,493
DY POWER Corp.	6,124	58,090
DYPNF Co., Ltd.	2,003	32,391
*»E Investment&Development Co., Ltd.	227	43
E1 Corp.	1,710	85,123
Easy Holdings Co., Ltd.	35,055	83,319
eBEST Investment & Securities Co., Ltd.	9,554	34,425
Echo Marketing, Inc.	13,145	130,870
Ecoplastic Corp.	47,516	158,662
#*Ecopro BM Co., Ltd.	13,075	2,256,268
#*Ecopro Co., Ltd.	44,680	3,433,193
Ecopro HN Co., Ltd.	3,776	187,967
Elentec Co., Ltd.	2,029	11,554
E-MART, Inc.	14,104	650,043
*EMKOREA Co., Ltd.	18,058	36,584
*EMRO, Inc.	3,216	157,065
EM-Tech Co., Ltd.	2,171	53,172
*Enchem Co., Ltd.	1,449	299,844
ENF Technology Co., Ltd.	17,470	354,557
Eo Technics Co., Ltd.	4,481	779,741
*Eubiologics Co., Ltd.	6,632	64,252
Eugene Investment & Securities Co., Ltd.	102,619	323,724
Eugene Technology Co., Ltd.	5,136	199,182
*EV Advanced Material Co., Ltd.	30,757	56,636
*E-World	33,304	47,278
*Exem Co., Ltd.	27,469	52,171
*Eyegene, Inc.	8,258	18,582
F&F Co., Ltd.	10,816	515,718
F&F Holdings Co., Ltd.	5,256	57,386
FarmStory Co., Ltd.	54,083	62,766
Fasoo Co., Ltd.	3,005	14,132
Fila Holdings Corp.	29,426	872,922
*Fine M-Tec Co., Ltd.	24,429	152,361
Fine Semitech Corp.	1,554	37,386
*Firstec Co., Ltd.	8,275	19,848
*Foosung Co., Ltd.	29,753	167,268
*FutureChem Co., Ltd.	3,422	32,633
Galaxia Moneytree Co., Ltd.	3,590	20,131
*GAMSUNG Corp. Co., Ltd.	49,871	115,648

53

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Gaon Cable Co., Ltd.	5,085	$181,200
GC Cell Corp.	6,279	174,909
*GemVax & Kael Co., Ltd.	5,097	43,627
*GeneOne Life Science, Inc.	48,273	85,921
*Genexine, Inc.	19,216	104,415
*Genie Music Corp.	17,014	38,593
Genohco, Inc.	755	9,003
Genoray Co., Ltd.	1,913	8,886
*Giantstep, Inc.	2,791	18,538
*Gigalane Co., Ltd.	13,783	8,546
Global Standard Technology Co., Ltd.	10,673	378,393
*Global Tax Free Co., Ltd.	16,722	56,260
GnCenergy Co., Ltd.	1,812	10,265
GOLFZON Co., Ltd.	5,188	293,540
Gradiant Corp.	8,395	98,886
Grand Korea Leisure Co., Ltd.	17,929	184,725
Green Chemical Co., Ltd.	6,036	32,711
Green Cross Corp.	4,332	358,257
Green Cross Holdings Corp.	18,519	215,057
Green Cross Wellbeing Corp.	5,791	42,738
*Green Plus Co., Ltd.	5,193	41,218
*GS Engineering & Construction Corp.	118,721	1,415,615
GS Global Corp.	60,885	108,810
GS Holdings Corp.	36,975	1,201,199
#GS Retail Co., Ltd.	36,409	525,021
HAESUNG DS Co., Ltd.	11,499	417,661
Haesung Industrial Co., Ltd.	17,804	96,099
Han Kuk Carbon Co., Ltd.	24,222	199,616
Hana Financial Group, Inc.	149,232	6,338,122
Hana Materials, Inc.	5,054	198,196
Hana Micron, Inc.	39,171	777,978
Hana Pharm Co., Ltd.	7,963	76,628
*Hana Technology Co., Ltd.	1,542	66,830
Hana Tour Service, Inc.	9,000	405,036
*Hanall Biopharma Co., Ltd.	4,404	115,031
Hancom, Inc.	15,450	268,287
Handok, Inc.	7,326	73,308
Hanil Cement Co., Ltd.	18,509	175,702
Hanil Feed Co., Ltd.	16,779	60,519
Hanil Holdings Co., Ltd.	13,769	126,024
Hanil Hyundai Cement Co., Ltd.	6,019	65,281
Hanjin Kal Corp.	4,493	194,401
Hanjin Transportation Co., Ltd.	11,888	179,339
Hankook Shell Oil Co., Ltd.	451	88,268
Hankook Tire & Technology Co., Ltd.	77,167	3,299,739
Hanmi Pharm Co., Ltd.	3,866	885,311
Hanmi Science Co., Ltd.	1,583	38,942
Hanmi Semiconductor Co., Ltd.	18,018	1,759,952
HanmiGlobal Co., Ltd.	2,948	34,789
Hannong Chemicals, Inc.	3,272	42,921
Hanon Systems	142,327	574,622
*Hans Biomed Corp.	1,003	9,565
Hansae Co., Ltd.	14,797	231,789
Hanshin Machinery Co.	8,607	28,242
Hansol Chemical Co., Ltd.	5,047	707,697
Hansol Holdings Co., Ltd.	20,582	41,995
*Hansol IONES Co., Ltd.	2,095	19,342
Hansol Paper Co., Ltd.	14,955	116,645

54

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Hansol Technics Co., Ltd.	31,293	$127,020
*Hansung Cleantech Co., Ltd.	23,650	43,720
Hanwha Aerospace Co., Ltd.	13,781	2,108,879
Hanwha Corp.	24,181	478,511
*Hanwha Engine	9,767	90,243
*Hanwha Galleria Corp.	123,911	125,426
Hanwha General Insurance Co., Ltd.	87,496	319,065
*Hanwha Investment & Securities Co., Ltd.	146,645	359,159
Hanwha Life Insurance Co., Ltd.	82,891	176,925
*Hanwha Ocean Co., Ltd.	6,872	159,357
Hanwha Solutions Corp.	118,963	2,203,497
Hanwha Systems Co., Ltd.	19,306	274,902
*Hanyang Digitech Co., Ltd.	4,307	90,216
Hanyang Eng Co., Ltd.	19,522	288,148
Hanyang Securities Co., Ltd.	6,912	52,961
Harim Co., Ltd.	79,768	176,320
Harim Holdings Co., Ltd.	60,704	289,443
HB SOLUTION Co., Ltd.	18,670	86,049
HD Hyundai Co., Ltd.	46,585	2,271,781
HD Hyundai Construction Equipment Co., Ltd.	28,821	1,146,918
HD Hyundai Electric Co., Ltd.	9,597	1,715,114
*HD Hyundai Energy Solutions Co., Ltd.	8,157	141,350
*HD Hyundai Heavy Industries Co., Ltd.	2,103	209,524
HD Hyundai Infracore Co., Ltd.	314,028	1,890,394
*HD HYUNDAI MIPO	7,013	381,070
*HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	10,258	975,998
HDC Holdings Co., Ltd.	24,889	157,931
Heerim Architects & Planners	7,323	34,122
*Helixmith Co., Ltd.	30,698	97,951
*Heung-A Shipping Co., Ltd., Class A	15,710	28,928
HFR, Inc.	3,572	40,189
*Hironic Co., Ltd.	1,958	11,362
Hite Jinro Co., Ltd.	31,566	480,764
*HJ Magnolia Yongpyong Hotel & Resort Corp.	31,047	63,011
*HJ Shipbuilding & Construction Co., Ltd.	14,347	32,699
#HK inno N Corp.	20,283	568,675
HL Holdings Corp.	6,444	158,058
HL Mando Co., Ltd.	62,346	1,777,319
*HLB Biostep Co., Ltd.	8,761	23,644
*HLB Global Co., Ltd.	6,508	31,784
*HLB Life Science Co., Ltd.	5,320	66,245
*HLB PANAGENE Co., Ltd.	1,324	4,009
*HLB Therapeutics Co., Ltd.	16,377	133,068
*HLB, Inc.	10,428	839,008
Home Center Holdings Co., Ltd.	85,753	70,856
*Homecast Co., Ltd.	15,351	32,099
Hotel Shilla Co., Ltd.	14,503	625,410
HS Industries Co., Ltd.	28,649	85,091
*Hugel, Inc.	3,936	602,318
*Humax Co., Ltd.	22,841	40,655
Humedix Co., Ltd.	6,158	150,374
*Huneed Technologies	3,336	16,655
Huons Co., Ltd.	7,956	198,598
Husteel Co., Ltd.	56,253	188,650
*Huvis Corp.	11,876	31,707
Huvitz Co., Ltd.	8,119	76,661
Hwa Shin Co., Ltd.	68,163	539,050
*Hwail Pharm Co., Ltd.	22,224	25,873

55

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Hwaseung Enterprise Co., Ltd.	13,829	$94,154
HYBE Co., Ltd.	1,859	271,701
Hyosung Advanced Materials Corp.	2,448	650,923
*Hyosung Chemical Corp.	589	25,740
Hyosung Corp.	6,742	294,148
Hyosung Heavy Industries Corp.	10,272	2,326,269
Hyosung TNC Corp.	4,193	1,116,434
*Hyulim ROBOT Co., Ltd.	12,957	25,171
Hyundai Autoever Corp.	2,826	314,886
Hyundai Bioland Co., Ltd.	6,751	44,499
*Hyundai BNG Steel Co., Ltd.	12,089	189,369
Hyundai Department Store Co., Ltd.	18,436	701,638
Hyundai Elevator Co., Ltd.	15,913	466,302
HYUNDAI EVERDIGM Corp.	12,361	59,296
Hyundai Ezwel Co., Ltd.	13,991	58,612
Hyundai Glovis Co., Ltd.	10,709	1,410,200
*Hyundai Livart Furniture Co., Ltd.	10,426	57,558
Hyundai Marine & Fire Insurance Co., Ltd.	50,846	1,151,494
Hyundai Motor Co.	77,505	14,075,505
Hyundai Motor Securities Co., Ltd.	14,807	95,349
Hyundai Movex Co., Ltd.	15,986	34,237
Hyundai Pharmaceutical Co., Ltd.	11,173	30,558
Hyundai Rotem Co., Ltd.	30,376	819,785
Hyundai Steel Co.	73,505	1,720,488
Hyundai Wia Corp.	30,531	1,283,446
HyVision System, Inc.	19,907	307,514
i3system, Inc.	3,003	92,560
*iA, Inc.	176,429	48,636
*ICD Co., Ltd.	11,820	75,944
*Icure Pharm, Inc.	23,784	32,593
*Il Dong Pharmaceutical Co., Ltd.	4,170	46,856
Iljin Electric Co., Ltd.	30,050	479,417
Iljin Holdings Co., Ltd.	12,570	39,108
*Iljin Hysolus Co., Ltd.	2,832	47,948
Iljin Power Co., Ltd.	6,045	55,591
Ilyang Pharmaceutical Co., Ltd.	11,629	116,618
iMarketKorea, Inc.	20,969	128,202
InBody Co., Ltd.	6,862	147,706
Incross Co., Ltd.	9,144	61,463
Industrial Bank of Korea	168,378	1,699,496
*Infinitt Healthcare Co., Ltd.	7,799	29,174
InfoBank Corp.	1,205	8,631
Innocean Worldwide, Inc.	22,039	362,772
InnoWireless Co., Ltd.	3,803	70,579
Innox Advanced Materials Co., Ltd.	17,491	409,402
*Innox Corp.	812	11,374
*Inscobee, Inc.	32,184	28,409
#*Insun ENT Co., Ltd.	19,952	94,556
*Insung Information Co., Ltd.	9,195	18,728
Intellian Technologies, Inc.	4,944	228,223
Intelligent Digital Integrated Security Co., Ltd.	4,235	56,687
*Interflex Co., Ltd.	7,941	84,403
»Interojo Co., Ltd.	6,991	125,950
iNtRON Biotechnology, Inc.	6,898	34,787
Inzi Controls Co., Ltd.	10,450	57,766
IS Dongseo Co., Ltd.	7,493	146,379
ISC Co., Ltd.	5,807	311,337
i-SENS, Inc.	3,561	50,577

56

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*ISU Abxis Co., Ltd.	2,187	$10,839
*ISU Chemical Co., Ltd.	12,216	107,832
*»ISU Specialty Chemical	1,963	482,193
IsuPetasys Co., Ltd.	42,734	1,238,331
*ITCEN Co., Ltd.	9,244	34,244
*ITEK, Inc.	11,316	62,635
*ITM Semiconductor Co., Ltd.	872	12,442
*Jahwa Electronics Co., Ltd.	5,908	109,217
JASTECH, Ltd.	9,386	59,898
JB Financial Group Co., Ltd.	82,378	793,323
JC Chemical Co., Ltd.	15,760	71,268
Jeil Pharmaceutical Co., Ltd.	2,487	29,943
*Jeisys Medical, Inc.	7,884	54,933
*Jeju Air Co., Ltd.	21,721	175,704
*Jeju Semiconductor Corp.	48,473	787,366
*Jin Air Co., Ltd.	15,130	152,603
Jinsung T.E.C.	15,079	107,684
JLS Co., Ltd.	36	179
*JNK Heaters Co., Ltd.	14,056	42,968
*JNTC Co., Ltd.	8,871	129,974
*JoyCity Corp.	23,481	42,134
JS Corp.	5,703	77,946
Jusung Engineering Co., Ltd.	28,324	715,221
JVM Co., Ltd.	4,712	101,938
JW Holdings Corp.	23,768	51,849
JW Life Science Corp.	11,354	102,277
JW Pharmaceutical Corp.	9,290	208,035
*JW Shinyak Corp.	23,354	30,804
JYP Entertainment Corp.	17,320	835,861
K Car Co., Ltd.	7,266	69,974
Kakao Corp.	30,892	1,086,283
*Kakao Games Corp.	14,839	234,057
KakaoBank Corp.	32,249	585,667
*»Kanglim Co., Ltd.	2,508	343
Kangnam Jevisco Co., Ltd.	2,883	57,990
*Kangstem Biotech Co., Ltd.	7,930	15,119
Kangwon Land, Inc.	42,923	476,715
KAON Group Co., Ltd.	15,475	62,814
KB Financial Group, Inc.	251,668	13,766,081
KB Financial Group, Inc., Sponsored ADR	568	30,655
KC Tech Co., Ltd.	5,316	141,737
KCC Glass Corp.	8,020	232,691
KCTC	21,043	62,043
KEC Corp.	195,320	193,893
*Kencoa Aerospace Co.	5,450	43,415
KEPCO Engineering & Construction Co., Inc.	2,723	129,441
KEPCO Plant Service & Engineering Co., Ltd.	26,750	682,250
*KEYEAST Co., Ltd.	2,129	8,888
KG Chemical Corp.	112,113	464,805
KG DONGBUSTEEL	31,172	160,585
KG Eco Solution Co., Ltd.	57,185	375,689
*KG Mobility Co.	17,926	80,026
KGMobilians Co., Ltd.	18,510	67,365
KH Vatec Co., Ltd.	31,695	354,536
*Kib Plug Energy	32,511	9,809
*KidariStudio, Inc.	6,970	23,450
KINX, Inc.	2,937	196,990
KISWIRE, Ltd.	7,129	133,079

57

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
#KIWOOM Securities Co., Ltd.	11,406	$1,092,652
*KMW Co., Ltd.	3,561	39,524
*KNJ Co., Ltd.	3,226	45,749
*KNW Co., Ltd.	7,520	41,624
*KoBioLabs, Inc.	6,489	36,293
Koentec Co., Ltd.	13,059	66,141
Koh Young Technology, Inc.	27,715	327,864
Kolmar BNH Co., Ltd.	9,600	110,441
Kolmar Korea Co., Ltd.	14,794	537,341
Kolon Corp.	6,136	72,810
Kolon Enp, Inc.	12,986	67,932
Kolon Global Corp.	12	73
Kolon Industries, Inc.	25,334	735,036
*Kolon Life Science, Inc.	2,035	32,982
Kolon Mobility Group Corp.	39	95
KoMiCo, Ltd.	2,927	193,778
Korea Aerospace Industries, Ltd.	51,411	1,926,843
*Korea Circuit Co., Ltd.	19,378	225,032
*Korea District Heating Corp.	1,002	29,217
*Korea Electric Power Corp.	36,677	561,261
#*Korea Electric Power Corp., Sponsored ADR	42,966	328,690
Korea Electric Terminal Co., Ltd.	5,908	275,288
Korea Electronic Certification Authority, Inc.	3,109	9,009
Korea Electronic Power Industrial Development Co., Ltd.	9,515	52,735
Korea Export Packaging Industrial Co., Ltd.	10,624	20,870
Korea Fuel-Tech Corp.	21,571	115,963
*Korea Gas Corp.	9,246	184,639
*Korea Information & Communications Co., Ltd.	20,727	133,621
Korea Information Certificate Authority, Inc.	18,393	64,145
Korea Investment Holdings Co., Ltd.	28,399	1,384,916
*Korea Line Corp.	274,108	354,609
Korea Movenex Co., Ltd.	38,314	142,212
Korea Parts & Fasteners Co., Ltd.	9,163	30,630
Korea Petrochemical Ind Co., Ltd.	3,803	375,320
Korea Petroleum Industries Co.	6,861	76,697
Korea Pharma Co., Ltd.	1,108	15,432
Korea Ratings Corp.	740	45,457
Korea United Pharm, Inc.	11,231	200,713
Korea Zinc Co., Ltd.	2,460	824,984
Korean Air Lines Co., Ltd.	122,254	1,853,137
Korean Reinsurance Co.	141,851	840,576
Kortek Corp.	4,850	27,933
*KOSES Co., Ltd.	4,599	50,113
*KPS Corp.	2,172	10,121
*Krafton, Inc.	13,820	2,394,827
KSS LINE, Ltd.	26,163	156,550
*Kt alpha Co., Ltd.	15,436	57,183
KT Skylife Co., Ltd.	18,179	73,395
KT&G Corp.	36,130	2,337,039
KTCS Corp.	38,937	90,151
Kukdong Oil & Chemicals Co., Ltd.	21,633	61,200
*»Kuk-il Paper Manufacturing Co., Ltd.	2,092	227
*Kukje Pharma Co., Ltd.	3,864	13,979
Kukjeon Pharmaceutical Co., Ltd.	4,318	17,652
*Kum Yang Co., Ltd.	2,462	167,625
*Kumho HT, Inc.	99,244	43,515
Kumho Petrochemical Co., Ltd.	12,580	1,257,909
*Kumho Tire Co., Inc.	101,984	519,476

58

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Kumkang Kind Co., Ltd.	17,557	$69,486
Kwang Dong Pharmaceutical Co., Ltd.	60,392	298,442
Kwang Myung Electric Co., Ltd.	26,445	51,279
Kyeryong Construction Industrial Co., Ltd.	5,558	55,335
Kyobo Securities Co., Ltd.	26,708	97,201
»Kyongbo Pharmaceutical Co., Ltd.	8,833	47,549
Kyung Dong Navien Co., Ltd.	5,721	247,533
Kyungbang Co., Ltd.	1,011	5,581
Kyungdong Pharm Co., Ltd.	14,000	64,525
Kyung-In Synthetic Corp.	31,006	77,173
L&C Bio Co., Ltd.	1,052	15,452
*L&F Co., Ltd.	3,631	430,592
*L&K Biomed Co., Ltd.	3,246	20,292
*LabGenomics Co., Ltd.	101,584	202,492
#*Lake Materials Co., Ltd.	34,624	576,190
*LB Semicon, Inc.	49,279	263,492
Lee Ku Industrial Co., Ltd.	10,655	50,881
LEENO Industrial, Inc.	4,584	832,490
LG Chem, Ltd.	23,962	6,978,298
LG Corp.	26,632	1,529,977
*LG Display Co., Ltd.	166,899	1,272,785
#*LG Display Co., Ltd., Sponsored ADR	2,584	10,439
LG Electronics, Inc.	90,026	6,051,238
LG H&H Co., Ltd.	8,693	2,641,676
LG HelloVision Co., Ltd.	50,017	122,319
LG Innotek Co., Ltd.	13,807	2,217,751
LG Uplus Corp.	187,174	1,333,958
LIG Nex1 Co., Ltd.	9,330	1,085,496
*LigaChem Biosciences, Inc.	1,658	81,694
*Lock & Lock Co., Ltd.	1	6
LOT Vacuum Co., Ltd.	11,006	160,061
Lotte Chemical Corp.	8,114	631,108
Lotte Chilsung Beverage Co., Ltd.	4,917	451,463
Lotte Corp.	19,815	397,132
Lotte Energy Materials Corp.	15,469	509,254
LOTTE Fine Chemical Co., Ltd.	11,072	361,697
LOTTE Himart Co., Ltd.	5,286	36,831
Lotte Innovate	6,603	145,714
*Lotte Non-Life Insurance Co., Ltd.	58,429	146,485
Lotte Rental Co., Ltd.	13,168	259,149
Lotte Shopping Co., Ltd.	919	46,346
Lotte Wellfood Co., Ltd.	2,819	273,313
LS Corp.	12,526	1,251,603
LS Eco Energy, Ltd.	6,919	151,686
LS Electric Co., Ltd.	9,370	1,197,266
*LTC Co., Ltd.	4,168	46,110
*LVMC Holdings	127,336	259,813
LX Hausys, Ltd.	6,489	202,590
LX INTERNATIONAL Corp.	44,051	892,430
LX Semicon Co., Ltd.	12,728	679,637
M.I.Tech Co., Ltd.	5,753	32,592
*M2N Co., Ltd.	18,849	36,413
Macquarie Korea Infrastructure Fund	110,324	1,005,775
Macrogen, Inc.	5,913	86,849
Maeil Dairies Co., Ltd.	4,581	134,901
MAKUS, Inc.	5,586	50,602
Mcnex Co., Ltd.	12,440	230,870
*MDS Tech, Inc.	42,063	49,608

59

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Medipost Co., Ltd.	7,669	$39,341
Medytox, Inc.	2,499	244,096
Meerecompany, Inc.	2,846	61,879
MegaStudyEdu Co., Ltd.	8,204	360,902
Meritz Financial Group, Inc.	63,091	3,624,503
META BIOMED Co., Ltd.	15,955	48,889
Mgame Corp.	15,815	62,134
*MiCo, Ltd.	88,574	687,008
*Mirae Asset Life Insurance Co., Ltd.	44,689	161,671
Mirae Asset Securities Co., Ltd.	72,417	397,688
Miwon Commercial Co., Ltd.	1,032	145,306
Miwon Specialty Chemical Co., Ltd.	584	58,565
*MNTech Co., Ltd.	7,604	93,145
*Mobase Electronics Co., Ltd.	31,928	43,569
*Mobile Appliance, Inc.	5,253	11,421
Modetour Network, Inc.	7,011	85,120
Moorim P&P Co., Ltd.	13,698	30,823
*Motrex Co., Ltd.	10,321	108,131
mPlus Corp.	6,540	49,307
MS Autotech Co., Ltd.	34,859	116,398
Multicampus Co., Ltd.	2,669	68,168
Myoung Shin Industrial Co., Ltd.	27,748	296,332
*Naintech Co., Ltd.	7,783	16,584
Namhae Chemical Corp.	13,901	72,014
*Namuga Co., Ltd.	8,107	85,053
Namyang Dairy Products Co., Ltd.	273	102,121
*NanoenTek, Inc.	4,039	9,746
Nasmedia Co., Ltd.	4,764	65,181
*Nature & Environment Co., Ltd.	49,964	37,705
Nature Holdings Co., Ltd. (The)	8,956	91,692
NAVER Corp.	12,459	1,662,282
NCSoft Corp.	4,902	624,587
Neowiz	5,631	88,818
*Nepes Ark Corp.	5,751	120,047
*NEPES Corp.	19,651	253,084
*Neptune Co.	12,928	57,059
*ΩNetmarble Corp.	7,846	317,337
New Power Plasma Co., Ltd.	26,195	108,032
Nexen Corp.	18,922	58,665
Nexen Tire Corp.	39,668	267,496
*Nexon Games Co., Ltd.	5,839	56,949
*Next Entertainment World Co., Ltd.	13,932	32,307
NEXTIN, Inc.	2,780	132,754
NH Investment & Securities Co., Ltd.	83,960	758,744
NHN KCP Corp.	14,388	121,592
NI Steel Co., Ltd.	11,404	38,409
NICE Holdings Co., Ltd.	19,521	173,445
Nice Information & Telecommunication, Inc.	5,698	92,349
NICE Information Service Co., Ltd.	23,646	181,182
NICE Total Cash Management Co., Ltd.	16,563	71,304
Nong Shim Holdings Co., Ltd.	1,754	84,521
NongShim Co., Ltd.	2,341	674,132
NOROO Paint & Coatings Co., Ltd.	12,746	87,242
NOVAREX Co., Ltd.	14,818	111,395
*NP, Inc.	9,366	18,331
*Obigo, Inc.	1,745	9,558
OCI Co., Ltd.	3,575	243,920
OCI Holdings Co., Ltd.	8,109	556,793

60

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
ONEJOON Co., Ltd.	2,707	$31,338
Openbase, Inc.	2,786	5,130
OptoElectronics Solutions Co., Ltd.	6,459	59,071
*Orbitech Co., Ltd.	4,086	8,293
Oriental Precision & Engineering Co., Ltd.	16,121	39,308
Orion Corp.	20,543	1,380,830
Ottogi Corp.	1,855	559,681
Paik Kwang Industrial Co., Ltd.	13,401	76,211
*Pan Entertainment Co., Ltd.	3,498	7,188
Pan Ocean Co., Ltd.	224,834	668,597
Pan-Pacific Co., Ltd.	39,754	48,581
Paradise Co., Ltd.	53,739	585,565
Park Systems Corp.	2,788	300,364
Partron Co., Ltd.	51,955	301,859
Paseco Co., Ltd.	3,675	24,223
*Pearl Abyss Corp.	3,568	82,740
*People & Technology, Inc.	20,855	607,347
PharmaResearch Co., Ltd.	6,061	559,571
*PharmGen Science, Inc.	19,215	73,963
*Pharmicell Co., Ltd.	13,723	58,482
Philoptics Co., Ltd.	8,272	179,553
#*PI Advanced Materials Co., Ltd.	7,899	120,020
Polaris AI Pharma Corp.	2,352	15,554
*POND GROUP Co., Ltd.	4,066	17,651
Poongsan Corp.	26,182	1,231,336
Posco DX Co., Ltd.	20,787	612,886
POSCO Future M Co., Ltd.	793	162,662
POSCO Holdings, Inc.	24,121	7,068,233
POSCO Holdings, Inc., Sponsored ADR	10,432	746,410
Posco International Corp.	26,609	891,395
Posco M-Tech Co., Ltd.	3,505	52,242
POSCO Steeleon Co., Ltd.	2,346	78,845
*Power Logics Co., Ltd.	20,470	118,486
Protec Co., Ltd.	1,941	54,841
PSK, Inc.	15,512	333,338
QSI Co., Ltd.	1,364	9,247
*Rainbow Robotics	751	96,123
*Ray Co., Ltd.	1,287	12,478
Reyon Pharmaceutical Co., Ltd.	5,825	58,077
RFHIC Corp.	2,717	30,805
*RFTech Co., Ltd.	21,411	59,953
*Robostar Co., Ltd.	1,577	35,999
*Robotis Co., Ltd.	4	68
Rorze Systems Corp.	3,222	28,278
Rsupport Co., Ltd.	7,560	19,801
S&S Tech Corp.	13,486	412,747
S-1 Corp.	9,592	415,022
Sajo Industries Co., Ltd.	1,889	50,228
Sajodaerim Corp.	3,062	84,409
*Sam Chun Dang Pharm Co., Ltd.	2,114	159,992
Sambo Corrugated Board Co., Ltd.	2,587	19,635
Sambo Motors Co., Ltd.	14,039	53,023
*Sambu Engineering & Construction Co., Ltd.	73,498	83,969
Samchully Co., Ltd.	1,234	82,231
SAMHWA Paints Industrial Co., Ltd.	10,924	62,283
Samick THK Co., Ltd.	6,080	60,884
*Samil Pharmaceutical Co., Ltd.	6,295	42,040
Samji Electronics Co., Ltd.	9,901	65,978

61

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Samjin Pharmaceutical Co., Ltd.	6,764	$96,901
*Samkee EV Co., Ltd.	12,452	27,164
Sammok S-Form Co., Ltd.	4,076	58,009
SAMPYO Cement Co., Ltd.	2,393	5,090
*ΩSamsung Biologics Co., Ltd.	3,887	2,196,474
*Samsung E&A Co., Ltd.	184,510	3,531,068
Samsung Electro-Mechanics Co., Ltd.	38,393	4,330,706
Samsung Electronics Co., Ltd.	1,330,184	74,588,858
Samsung Electronics Co., Ltd., Registered Shares, GDR	4,168	5,872,712
Samsung Fire & Marine Insurance Co., Ltd.	23,476	5,265,581
*Samsung Heavy Industries Co., Ltd.	128,728	880,168
Samsung Life Insurance Co., Ltd.	21,056	1,333,044
*Samsung Pharmaceutical Co., Ltd.	11,165	13,878
Samsung Publishing Co., Ltd.	6,842	91,385
Samsung SDI Co., Ltd.	21,816	6,850,549
Samsung SDS Co., Ltd.	11,411	1,321,830
Samsung Securities Co., Ltd.	50,705	1,397,772
SAMT Co., Ltd.	57,529	153,178
Samwha Capacitor Co., Ltd.	5,062	183,860
Samwha Electric Co., Ltd.	793	37,639
Samyang Corp.	3,490	127,772
Samyang Foods Co., Ltd.	4,297	918,720
Samyang Packaging Corp.	5,070	62,875
Samyoung Co., Ltd.	10,596	29,746
Sang-A Frontec Co., Ltd.	5,274	87,003
*Sangbo Corp.	32,220	42,708
*Sangsangin Co., Ltd.	11,120	26,551
Sangsin Energy Display Precision Co., Ltd.	7,272	85,185
Saramin Co., Ltd.	7,491	97,560
Satrec Initiative Co., Ltd.	1,473	54,994
*S-Connect Co., Ltd.	42,606	52,098
*SD Biosensor, Inc.	44,033	335,799
SeAH Besteel Holdings Corp.	23,264	373,678
SeAH Steel Corp.	1,367	135,998
SeAH Steel Holdings Corp.	1,795	301,310
#Seegene, Inc.	45,143	723,477
Segyung Hitech Co., Ltd.	3,618	25,235
Sejin Heavy Industries Co., Ltd.	15,845	80,824
Sekonix Co., Ltd.	14,624	80,416
*Selvas AI, Inc.	3,836	46,267
*SEMCNS Co., Ltd.	2,423	14,025
Seobu T&D	25,837	142,075
Seohan Co., Ltd.	72,376	45,821
#*Seojin System Co., Ltd.	33,212	593,543
*Seoul Auction Co., Ltd.	3,656	23,622
Seoul City Gas Co., Ltd.	662	27,398
*Seoul Food Industrial Co., Ltd.	65,250	8,167
Seoul Semiconductor Co., Ltd.	29,843	212,470
Seoyon Co., Ltd.	24,723	167,432
Seoyon E-Hwa Co., Ltd.	21,471	286,777
*»Sewon E&C Co., Ltd.	50,795	25,910
SFA Engineering Corp.	11,609	217,128
*SFA Semicon Co., Ltd.	23,239	94,832
S-Fuelcell Co., Ltd.	1,996	20,522
SGC Energy Co., Ltd.	6,504	116,000
Shin Heung Energy & Electronics Co., Ltd.	18,895	140,814
Shindaeyang Paper Co., Ltd.	9,307	38,451
Shinhan Financial Group Co., Ltd.	211,367	7,134,267

62

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Shinhan Financial Group Co., Ltd., Sponsored ADR	36,849	$1,243,654
Shinil Electronics Co., Ltd.	22,524	30,394
Shinsegae Information & Communication Co., Ltd.	6,670	54,244
Shinsegae International, Inc.	12,694	164,771
Shinsegae, Inc.	9,775	1,176,168
Shinsung Delta Tech Co., Ltd.	14,048	835,501
*Shinsung E&G Co., Ltd.	70,049	109,222
Shinsung Tongsang Co., Ltd.	27,790	36,635
Shinwon Corp.	25,545	23,991
*SHOWBOX Corp.	19,275	50,136
*Signetics Corp.	33,958	44,545
SIMMTECH Co., Ltd.	19,191	426,282
SIMMTECH HOLDINGS Co., Ltd.	11,020	20,292
SJG Sejong	16,006	68,675
*SK Biopharmaceuticals Co., Ltd.	1,643	104,136
*SK Bioscience Co., Ltd.	1,783	75,598
SK D&D Co., Ltd.	2,897	25,530
SK Discovery Co., Ltd.	10,222	336,518
*SK Eternix Co., Ltd.	16,515	238,864
SK Gas, Ltd.	2,899	346,303
SK Hynix, Inc.	69,793	8,796,716
*ΩSK IE Technology Co., Ltd.	4,135	176,817
*SK Innovation Co., Ltd.	25,704	2,066,214
SK Networks Co., Ltd.	186,537	681,580
*SK oceanplant Co., Ltd.	22,811	216,375
SK Securities Co., Ltd.	284,409	124,085
SK Telecom Co., Ltd.	16,852	625,503
SK Telecom Co., Ltd., ADR	23,543	480,984
SK, Inc.	19,940	2,394,935
*SKC Co., Ltd.	2,158	172,378
SL Corp.	15,705	382,370
*SM Culture & Contents Co., Ltd.	7,074	8,655
SM Entertainment Co., Ltd.	7,174	411,619
*SM Life Design Group Co., Ltd.	6,836	8,072
*SMCore, Inc.	4,785	19,492
*SMEC Co., Ltd.	34,188	102,284
SNT Motiv Co., Ltd.	8,530	286,370
*SOCAR, Inc.	5,889	88,201
S-Oil Corp.	26,643	1,401,451
Solid, Inc.	64,734	271,657
*SOLUM Co., Ltd.	43,403	825,916
Solus Advanced Materials Co., Ltd.	22,358	287,786
Songwon Industrial Co., Ltd.	27,212	283,520
SOOP Co., Ltd.	8,422	687,361
Soosan Heavy Industries Co., Ltd.	33,771	48,869
Soosan Industries Co., Ltd.	4,112	67,834
Soulbrain Co., Ltd.	1,716	374,960
SPC Samlip Co., Ltd.	1,894	80,030
SPG Co., Ltd.	4,271	87,144
ST Pharm Co., Ltd.	4,167	281,599
Straffic Co., Ltd.	17,478	51,406
#*Studio Dragon Corp.	9,452	291,678
*STX Heavy Industries Co., Ltd.	4,564	53,199
Suheung Co., Ltd.	2,630	42,054
*Sukgyung AT Co., Ltd.	1,089	47,040
Sun Kwang Co., Ltd.	4,782	62,175
Sung Kwang Bend Co., Ltd.	30,849	256,684
*Sungchang Enterprise Holdings, Ltd.	37,560	54,162

63

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Sungeel Hitech Co., Ltd.	1,063	$61,606
Sungshin Cement Co., Ltd.	32,885	211,048
Sungwoo Hitech Co., Ltd.	113,102	775,781
Sunjin Co., Ltd.	15,871	83,598
*SY Co., Ltd.	60,204	204,731
*Synergy Innovation Co., Ltd.	26,910	53,933
*Synopex, Inc.	72,447	459,182
Systems Technology, Inc.	6,124	160,622
T&L Co., Ltd.	4,462	194,997
Tae Kyung Industrial Co., Ltd.	9,627	42,002
*Taewoong Co., Ltd.	11,622	188,360
Taeyang Metal Industrial Co., Ltd.	46,706	68,263
*Taihan Electric Wire Co., Ltd.	11,535	114,841
*Taihan Fiberoptics Co., Ltd.	34,662	30,346
Tailim Packaging Co., Ltd.	4,232	8,666
TCC Steel	4,804	184,221
TechWing, Inc.	22,377	562,623
*Tego Science, Inc.	1,269	19,787
*Telcon RF Pharmaceutical, Inc.	83,916	47,055
Telechips, Inc.	9,224	173,521
TEMC CNS Co., Ltd.	8,040	71,319
TES Co., Ltd.	9,239	162,440
TK Corp.	33,994	306,219
TKG Huchems Co., Ltd.	22,071	316,349
TLB Co., Ltd.	5,380	113,470
Tokai Carbon Korea Co., Ltd.	2,944	261,149
Tongyang Life Insurance Co., Ltd.	47,484	182,776
*Top Engineering Co., Ltd.	14,335	70,425
Toptec Co., Ltd.	16,631	98,912
Tovis Co., Ltd.	11,901	163,778
TS Corp.	39,919	92,136
*TS Nexgen Co., Ltd.	20,607	13,091
*TSE Co., Ltd.	328	19,745
*TSI Co., Ltd.	5,296	28,586
*Tuksu Construction Co., Ltd.	10,130	52,772
*TY Holdings Co., Ltd.	2,811	7,963
TYM Corp.	51,203	180,235
UBCare Co., Ltd.	5,241	18,335
Ubiquoss, Inc.	7,767	96,097
Ubivelox, Inc.	10,854	80,103
*Uni-Chem Co., Ltd.	34,550	45,597
Unid Co., Ltd.	3,604	250,854
*Union Materials Corp.	6,042	12,197
Union Semiconductor Equipment & Materials Co., Ltd.	26,711	213,170
Uniquest Corp.	10,135	51,478
*Unison Co., Ltd.	35,003	24,237
UniTest, Inc.	18,042	189,414
Unitrontech Co., Ltd.	18,565	76,834
V One Tech Co., Ltd.	5,030	31,299
Value Added Technology Co., Ltd.	9,643	205,475
*VICTEK Co., Ltd.	4,740	15,742
*»Vidente Co., Ltd.	249,319	112,384
Vieworks Co., Ltd.	5,959	118,783
*Vina Tech Co., Ltd.	1,838	62,769
Vitzro Tech Co., Ltd.	15,373	95,323
Vitzrocell Co., Ltd.	14,542	183,182
*VM, Inc.	3,097	36,368
*VT Co., Ltd.	14,542	232,529

64

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Webcash Corp.	7,809	$51,529
*Welcron Co., Ltd.	12,524	24,783
*»Wellbiotec Co., Ltd.	33,453	13,191
*Wemade Co., Ltd.	521	17,830
*Wemade Max Co., Ltd.	5,450	42,824
Winix, Inc.	5,479	35,639
WiSoL Co., Ltd.	23,535	151,723
Won Tech Co., Ltd.	15,818	118,340
*WONIK IPS Co., Ltd.	16,358	443,244
Wonik Materials Co., Ltd.	10,518	274,727
*WONIK PNE Co., Ltd.	8,139	31,211
Wonik QnC Corp.	13,924	322,385
Woojin, Inc.	11,168	67,714
*Woongjin Co., Ltd.	28,698	23,526
*Woongjin Thinkbig Co., Ltd.	51,426	79,999
*Wooree Bio Co., Ltd.	46,386	85,919
Woori Financial Group, Inc.	482,059	4,963,244
*Woori Technology, Inc.	69,464	74,133
*Wooriro Co., Ltd.	11,541	12,116
Woory Industrial Co., Ltd.	1,732	18,710
Wooshin Systems Co., Ltd.	5,957	35,731
*Woosu AMS Co., Ltd.	20,948	44,333
Worldex Industry & Trading Co., Ltd.	11,944	207,838
*Wysiwyg Studios Co., Ltd.	33,143	51,437
Y G-1 Co., Ltd.	16,651	69,876
*Y2 Solution Co., Ltd.	14,189	44,658
*YC Corp.	21,581	216,107
Y-entec Co., Ltd.	10,924	57,145
YG Entertainment, Inc.	13,695	420,135
*YG PLUS	23,961	69,693
*YMT Co., Ltd.	4,383	40,846
*Youil Energy Tech Co., Ltd.	6,099	20,785
Youlchon Chemical Co., Ltd.	1,882	45,685
Youngone Corp.	22,659	629,553
Youngone Holdings Co., Ltd.	6,011	370,550
Yuanta Securities Korea Co., Ltd.	79,350	159,607
Yuhan Corp.	4,877	255,477
*Yujin Robot Co., Ltd.	4,534	26,867
*Yungjin Pharmaceutical Co., Ltd.	21,841	33,423
Zeus Co., Ltd.	17,061	208,124
Zinus, Inc.	8,176	74,655

TOTAL KOREA, REPUBLIC OF		428,785,120

KUWAIT — (0.6%)
A’ayan Leasing & Investment Co. KSCP	645,996	354,459
Agility Public Warehousing Co. KSC	851,318	873,430
Al Ahli Bank of Kuwait KSCP	255,217	198,870
*ALAFCO Aviation Lease & Finance Co. KSCP	201,468	138,673
Al-Eid Food KSC	39,808	23,264
Ali Alghanim Sons Automotive Co. KSCC	77,679	277,929
*Arabi Group Holding KSC	39,179	63,602
Boubyan Bank KSCP	103,707	198,323
Boursa Kuwait Securities Co. KPSC	53,511	347,474
Burgan Bank SAK	163,223	95,920
Combined Group Contracting Co. SAK	102,373	145,915
*Commercial Real Estate Co. KSC	1,076,735	468,450
Gulf Bank KSCP	967,063	810,072
Gulf Cables & Electrical Industries Group Co. KSCP	91,146	371,390
Heavy Engineering & Ship Building Co. KSCP	89,646	247,109

65

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KUWAIT — (Continued)
Humansoft Holding Co. KSC	73,548	$692,259
*IFA Hotels & Resorts-KPSC	20,900	71,793
Integrated Holding Co. KCSC	126,666	207,683
Jazeera Airways Co. KSCP	15,525	58,723
Kuwait Cement Co. KSC	232,596	145,750
Kuwait Finance House KSCP	2,305,378	5,389,195
*Kuwait Insurance Co. SAK	2,949	5,027
Kuwait International Bank KSCP	847,100	442,802
Kuwait Real Estate Co. KSC	572,515	410,798
Kuwait Telecommunications Co.	161,150	287,245
Mabanee Co. KPSC	236,020	603,843
Mezzan Holding Co. KSCC	122,687	294,768
Mobile Telecommunications Co. KSCP	1,881,691	2,981,380
National Bank of Kuwait SAKP	1,999,943	5,616,723
*Rasiyat Holding Co.	13,000	13,633
Salhia Real Estate Co. KSCP	236,890	336,107
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC, Class A	149,567	80,611
*Warba Bank KSCP	929,744	570,525

TOTAL KUWAIT		22,823,745

MALAYSIA — (1.6%)
Able Global BHD	211,500	77,111
#Aeon Co. M BHD	474,400	110,337
#AFFIN Bank BHD	521,658	278,728
Ajinomoto Malaysia BHD	15,400	62,665
Alliance Bank Malaysia BHD	855,300	684,598
Allianz Malaysia BHD	35,200	155,182
AME Elite Consortium BHD	199,500	73,990
AMMB Holdings BHD	1,039,700	914,980
Ancom Nylex BHD	452,682	97,698
#*Astro Malaysia Holdings BHD	311,500	19,907
Aurelius Technologies BHD	67,800	39,210
Axiata Group BHD	927,000	549,693
#Bank Islam Malaysia BHD	665,400	356,925
Batu Kawan BHD	100	419
*Berjaya Corp. BHD	1,526,136	92,735
#Berjaya Food BHD	451,393	64,316
#*Berjaya Land BHD	906,200	66,458
#Bermaz Auto BHD	809,300	391,720
#British American Tobacco Malaysia BHD	75,000	131,378
*Bumi Armada BHD	3,717,800	459,613
Bursa Malaysia BHD	407,000	636,191
Cahya Mata Sarawak BHD	380,000	87,585
Carlsberg Brewery Malaysia BHD	97,800	382,798
CELCOMDIGI BHD	373,400	324,696
*Chin Hin Group BHD	40,400	49,944
CIMB Group Holdings BHD	3,277,840	4,539,869
*Coastal Contracts BHD	21,700	6,820
CTOS Digital BHD	197,600	58,379
#D&O Green Technologies BHD	279,600	194,504
#Datasonic Group BHD	514,800	49,619
Dayang Enterprise Holdings BHD	805,000	440,241
Dialog Group BHD	769,700	388,680
DRB-Hicom BHD	603,500	177,035
Dufu Technology Corp. BHD	130,700	58,606
Duopharma Biotech BHD	230,494	56,990
Dutch Lady Milk Industries BHD	10,400	71,607
#*Eastern & Oriental BHD	617,900	132,060
#Eco World Development Group BHD	699,200	213,899

66

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
*Ecofirst Consolidated BHD	2,200	$182
*Econpile Holdings BHD	344,600	34,659
*Ekovest BHD	2,129,800	198,588
Farm Fresh BHD	553,300	170,425
FGV Holdings BHD	69,500	20,096
#Formosa Prosonic Industries BHD	141,100	85,148
Fraser & Neave Holdings BHD	47,400	313,848
#Frontken Corp. BHD	1,112,900	918,769
Gamuda BHD	1,376,008	1,530,980
Gas Malaysia BHD	142,800	108,316
Genting BHD	972,300	920,858
#Genting Malaysia BHD	1,448,200	801,100
Genting Plantations BHD	118,700	150,722
Globetronics Technology BHD	285,200	75,296
#*Greatech Technology BHD	370,700	349,534
Guan Chong BHD	122,300	70,215
HAP Seng Consolidated BHD	222,100	206,161
Hap Seng Plantations Holdings BHD	172,400	66,829
*Hartalega Holdings BHD	4,209,100	2,469,456
Heineken Malaysia BHD	56,200	273,905
#*Hengyuan Refining Co. BHD	86,600	55,344
Hextar Global BHD	197,400	37,639
Hiap Teck Venture BHD	873,900	73,245
Hibiscus Petroleum BHD	961,100	547,762
Hong Leong Bank BHD	23,600	95,438
Hong Leong Financial Group BHD	19,400	67,966
Hong Leong Industries BHD	200	448
*HSS Engineers BHD	125,200	25,840
Hume Cement Industries BHD	44,100	26,150
IGB BHD	1,200	626
#IHH Healthcare BHD	278,800	369,786
IJM Corp. BHD	707,600	358,804
#Inari Amertron BHD	1,045,400	676,854
IOI Corp. BHD	511,500	436,208
IOI Properties Group BHD	510,200	230,913
*Iskandar Waterfront City BHD	353,700	55,584
#*JAKS Resources BHD	1,219,000	34,482
Jaya Tiasa Holdings BHD	541,800	141,907
#Kelington Group BHD	233,900	134,287
#Kenanga Investment Bank BHD	431,600	98,574
Kerjaya Prospek Group BHD	195,300	73,660
#Kim Loong Resources BHD	107,400	49,959
KPJ Healthcare BHD	1,243,200	526,195
Kretam Holdings BHD	1,500	188
#*KSL Holdings BHD	231,200	83,324
#Kuala Lumpur Kepong BHD	146,006	707,926
Lagenda Properties BHD	386,900	119,982
LBS Bina Group BHD	498,900	71,607
#Leong Hup International BHD	875,300	106,375
Lii Hen Industries BHD	52,500	11,660
LPI Capital BHD	93,500	235,097
Magnum BHD	549,400	132,385
#Mah Sing Group BHD	1,480,400	387,742
#Malakoff Corp. BHD	845,000	118,627
Malayan Banking BHD	1,630,784	3,324,783
#Malayan Flour Mills BHD	596,000	82,422
Malaysia Airports Holdings BHD	670,007	1,403,891
#*Malaysia Building Society BHD	1,912,100	316,513

67

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#Malaysia Smelting Corp. BHD	164,500	$98,924
Malaysian Pacific Industries BHD	52,100	330,776
Malaysian Resources Corp. BHD	2,028,100	284,720
Matrix Concepts Holdings BHD	683,900	262,239
#Maxis BHD	383,900	295,215
Mega First Corp. BHD	397,900	389,354
Mi Technovation BHD	124,600	49,083
MISC BHD	201,500	336,080
#MKH BHD	223,900	62,866
*MKH Oil Palm East Kalimantan Sdn BHD	31,985	4,122
#MNRB Holdings BHD	361,300	132,483
ΩMR DIY Group M BHD	1,267,500	414,311
*MSM Malaysia Holdings BHD	96,200	64,906
*Muhibbah Engineering M BHD	430,100	85,164
My EG Services BHD	5,901,783	1,156,242
Nestle Malaysia BHD	16,500	439,770
OCK Group BHD	442,900	54,754
Padini Holdings BHD	242,800	182,132
Panasonic Manufacturing Malaysia BHD	10,800	42,996
Pantech Group Holdings BHD	435,900	97,729
#Paramount Corp. BHD	207,500	47,826
Pecca Group BHD	126,300	34,933
Pentamaster Corp. BHD	176,100	157,558
#Perak Transit BHD	349,600	54,207
Petron Malaysia Refining & Marketing BHD	66,800	69,144
#Petronas Chemicals Group BHD	324,700	461,282
Petronas Dagangan BHD	66,800	303,732
Petronas Gas BHD	87,000	328,130
PIE Industrial BHD	94,300	113,022
Power Root BHD	112,200	40,672
Press Metal Aluminium Holdings BHD	694,900	781,899
Public Bank BHD	4,471,300	3,859,980
QL Resources BHD	517,600	696,279
#Ranhill Utilities BHD	422,200	99,081
REDtone Digital BHD	164,000	31,271
RGB International BHD	525,000	44,552
RHB Bank BHD	963,940	1,110,879
Sam Engineering & Equipment M BHD	32,875	33,753
*Sapura Energy BHD	23,700	224
Sarawak Oil Palms BHD	311,150	198,849
#Scientex BHD	407,200	358,353
#SFP Tech Holdings BHD	337,700	54,131
Sime Darby BHD	1,909,000	1,120,000
Sime Darby Plantation BHD	493,600	462,314
Sime Darby Property BHD	2,397,800	492,372
SKP Resources BHD	891,300	190,493
*Solarvest Holdings BHD	217,300	70,119
SP Setia BHD Group	2,502,100	765,441
#Sports Toto BHD	500,431	147,849
#Sunway BHD	693,423	511,440
Sunway Construction Group BHD	111,600	70,853
Syarikat Takaful Malaysia Keluarga BHD	214,600	166,374
#Ta Ann Holdings BHD	271,100	240,283
Taliworks Corp. BHD	253,500	42,759
Telekom Malaysia BHD	332,430	431,166
#Tenaga Nasional BHD	313,900	786,641
#Thong Guan Industries BHD	181,100	78,170
TIME dotCom BHD	294,600	318,520

68

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#*Top Glove Corp. BHD	5,576,900	$1,028,323
*Tropicana Corp. BHD	293,500	92,247
#TSH Resources BHD	705,100	168,426
Uchi Technologies BHD	184,300	152,924
#UEM Sunrise BHD	1,423,800	319,218
#Unisem M BHD	223,200	170,703
United Plantations BHD	71,300	376,482
#UOA Development BHD	229,000	90,688
*UWC BHD	136,400	88,028
*Uzma BHD	257,200	65,209
Velesto Energy BHD	3,790,600	214,450
ViTrox Corp. BHD	89,100	139,087
VS Industry BHD	1,404,300	267,766
*Wasco BHD	272,300	82,731
#WCT Holdings BHD	668,100	73,495
#Wellcall Holdings BHD	245,600	80,280
Westports Holdings BHD	164,800	135,017
*Widad Group BHD	1,252,500	17,059
#Yinson Holdings BHD	757,040	388,632
YTL Corp. BHD	2,123,800	1,379,524
#YTL Power International BHD	641,600	618,410

TOTAL MALAYSIA		57,989,582

MEXICO — (2.1%)
#*Alpek SAB de CV	14,800	11,066
*Alsea SAB de CV	408,298	1,719,604
America Movil SAB de CV, ADR	235,042	4,479,900
America Movil SAB de CV, Class B	2,221,818	2,126,822
Arca Continental SAB de CV	143,559	1,408,081
ΩBanco del Bajio SA	904,860	3,354,225
#Becle SAB de CV	130,146	265,815
#Bolsa Mexicana de Valores SAB de CV	317,166	599,020
*Cemex SAB de CV	63,900	50,892
*Cemex SAB de CV, Sponsored ADR	652,868	5,164,186
Cia Minera Autlan SAB de CV, Class B	11,147	6,542
Coca-Cola Femsa SAB de CV	18,404	183,570
Coca-Cola Femsa SAB de CV, Sponsored ADR	10,068	998,242
Consorcio ARA SAB de CV	142,400	27,747
#*Controladora Vuela Cia de Aviacion SAB de CV, Class A	45,500	37,626
#Corp Inmobiliaria Vesta SAB de CV	393,300	1,399,062
Corp. Inmobiliaria Vesta SAB de CV, ADR	6,770	240,402
Corporativo Fragua SAB de CV	217	9,781
El Puerto de Liverpool SAB de CV	55,278	443,431
Fomento Economico Mexicano SAB de CV	117,137	1,377,787
Fomento Economico Mexicano SAB de CV, Sponsored ADR	10,108	1,189,307
GCC SAB de CV	148,304	1,697,116
Genomma Lab Internacional SAB de CV, Class B	743,423	729,090
Gentera SAB de CV	1,701,891	2,743,842
Gruma SAB de CV, Class B	79,329	1,566,513
Grupo Aeroportuario del Centro Norte SAB de CV	66,542	740,697
#Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	15,718	1,386,956
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	15,651	2,845,821
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,775	130,375
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	6,371	2,194,810
Grupo Bimbo SAB de CV, Class A	486,616	2,050,022
#*Grupo Carso SAB de CV, Class A1	99,335	785,480
Grupo Comercial Chedraui SA de CV	100,392	745,759
Grupo Financiero Banorte SAB de CV, Class O	743,227	7,395,847
#*Grupo Financiero Inbursa SAB de CV, Class O	429,873	1,197,645

69

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
Grupo Herdez SAB de CV	95,683	$275,057
*Grupo Industrial Saltillo SAB de CV	25,377	32,990
Grupo Mexico SAB de CV, Class B	1,001,961	6,224,584
#Grupo Rotoplas SAB de CV	124,414	211,975
#Grupo Televisa SAB	211,665	125,842
*ΩGrupo Traxion SAB de CV	201,974	341,513
#*Hoteles City Express SAB de CV	16,200	4,307
#*Industrias Penoles SAB de CV	59,751	871,831
Kimberly-Clark de Mexico SAB de CV, Class A	645,000	1,349,925
KUO SAB De CV, Series B	100	250
La Comer SAB de CV	392,588	845,383
Megacable Holdings SAB de CV	627,905	1,837,816
*Minera Frisco SAB de CV	4,300	873
*ΩNemak SAB de CV	2,133,797	370,692
#*Ollamani SAB	10,583	21,789
Orbia Advance Corp. SAB de CV	1,108,400	1,830,583
*Organizacion Cultiba SAB de CV	100	61
Organizacion Soriana SAB de CV, Class B	300	598
Promotora y Operadora de Infraestructura SAB de CV	187,954	1,898,348
Promotora y Operadora de Infraestructura SAB de CV, Class L	15	108
Qualitas Controladora SAB de CV	277,043	3,642,525
Regional SAB de CV	277,378	2,518,762
*Vista Energy SAB de CV, Sponsored ADR	11,393	491,608
Wal-Mart de Mexico SAB de CV	814,403	3,055,236

TOTAL MEXICO		77,255,737

PERU — (0.0%)
Cementos Pacasmayo SAA, ADR	1,755	9,354
Credicorp, Ltd.	9,245	1,531,064
Intercorp Financial Services, Inc.	1,749	37,289

TOTAL PERU		1,577,707

PHILIPPINES — (0.5%)
*8990 Holdings, Inc.	2,100	327
Aboitiz Equity Ventures, Inc.	148,770	108,162
Aboitiz Power Corp.	198,700	127,437
ACEN Corp.	2,766,400	198,734
Alliance Global Group, Inc.	1,801,500	314,343
Apex Mining Co., Inc.	2,019,000	115,335
Ayala Corp.	39,190	417,214
Ayala Land, Inc.	746,000	371,266
Bank of the Philippine Islands	452,954	999,708
BDO Unibank, Inc.	1,338,332	3,433,373
*Bloomberry Resorts Corp.	2,101,300	378,295
*Cebu Air, Inc.	113,200	56,043
Century Pacific Food, Inc.	621,400	408,756
China Banking Corp.	333,400	225,658
*Converge Information and Communications Technology Solutions, Inc.	2,039,500	331,864
D&L Industries, Inc.	1,478,300	159,938
DigiPlus Interactive Corp.	138,700	25,882
*DITO CME Holdings Corp.	1,954,000	74,752
DMCI Holdings, Inc.	1,601,800	307,225
DoubleDragon Corp.	27,900	3,811
East West Banking Corp.	203,500	32,867
Emperador, Inc.	159,300	52,504
Filinvest Land, Inc.	932,000	11,777
First Gen Corp.	124,400	41,345
First Philippine Holdings Corp.	60	68
Ginebra San Miguel, Inc.	17,050	48,403

70

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
PHILIPPINES — (Continued)
Global Ferronickel Holdings, Inc.	1,084,000	$35,277
Globe Telecom, Inc.	11,210	344,245
GT Capital Holdings, Inc.	54,950	608,299
International Container Terminal Services, Inc.	340,060	1,948,464
JG Summit Holdings, Inc.	363,470	212,350
Jollibee Foods Corp.	170,370	694,238
LT Group, Inc.	1,408,000	247,631
Manila Electric Co.	28,930	184,792
Manila Water Co., Inc.	187,100	80,484
Megaworld Corp.	6,964,000	220,607
Metropolitan Bank & Trust Co.	596,110	722,326
ΩMonde Nissin Corp.	217,300	40,173
Nickel Asia Corp.	3,428,000	238,548
Petron Corp.	853,000	44,298
Philex Mining Corp.	1,117,100	58,786
*Philippine National Bank	13,900	5,222
*Philippine Seven Corp.	90	136
PLDT, Inc.	8,440	195,775
PLDT, Inc., Sponsored ADR	11,049	262,414
Puregold Price Club, Inc.	924,200	379,161
Rizal Commercial Banking Corp.	3,700	1,457
Robinsons Land Corp.	1,535,700	414,706
Robinsons Retail Holdings, Inc.	164,440	102,333
San Miguel Corp.	156,530	284,509
San Miguel Food and Beverage, Inc.	30,620	24,329
Security Bank Corp.	226,830	280,158
Semirara Mining & Power Corp.	500,800	285,646
Shakey’s Pizza Asia Ventures, Inc.	4,200	709
*Shell Pilipinas Corp.	26,500	4,936
SM Investments Corp.	33,030	543,177
SM Prime Holdings, Inc.	1,020,400	493,698
Synergy Grid & Development Phils, Inc.	481,600	82,450
Union Bank of the Philippines	114,310	76,182
Universal Robina Corp.	302,810	540,952
Vista Land & Lifescapes, Inc.	522,000	13,554
Wilcon Depot, Inc.	705,800	204,036

TOTAL PHILIPPINES		18,121,145

POLAND — (1.0%)
*11 bit studios SA	359	49,596
AB SA	8,217	178,299
*Action SA	11,175	53,744
*Agora SA	10,760	27,656
*Alior Bank SA	92,057	2,361,544
*ΩAllegro.eu SA	28,722	241,450
*AmRest Holdings SE	45,925	299,069
Apator SA	56	203
Arctic Paper SA	28,543	144,750
#ASBISc Enterprises PLC	38,667	234,126
Asseco Poland SA	47,441	937,963
Asseco South Eastern Europe SA	28	346
Auto Partner SA	55,588	371,612
Bank Handlowy w Warszawie SA	13,704	379,321
*Bank Millennium SA	390,934	896,106
*Bank Ochrony Srodowiska SA	5,707	22,426
Bank Polska Kasa Opieki SA	52,242	2,181,968
Benefit Systems SA	1,195	815,115
BNPP Bank Polska SA	852	21,267
Boryszew SA	25,542	39,074

71

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
Budimex SA	8,419	$1,430,458
*CCC SA	41,229	963,399
CD Projekt SA	6,044	177,005
Celon Pharma SA	7,845	29,392
#*Cognor Holding SA	124,142	255,261
ComArch SA	1,803	108,056
Creepy Jar SA	110	15,767
Cyber Folks SA	5,449	150,153
Develia SA	269,943	442,978
*ΩDino Polska SA	13,267	1,278,404
Dom Development SA	5,813	253,420
Echo Investment SA	256	297
*Enea SA	261,576	547,549
Erbud SA	16	167
Eurocash SA	56,963	192,584
*Fabryki Mebli Forte SA	12	68
Ferro SA	52	442
Globe Trade Centre SA	60	79
*Grenevia SA	178,600	107,258
*Grupa Azoty SA	13,151	71,503
Grupa Kety SA	8,688	1,811,118
*ΩHUUUGE, Inc.	21,960	134,051
ING Bank Slaski SA	4,553	357,822
Inter Cars SA	2,677	352,629
KGHM Polska Miedz SA	52,216	1,815,036
LPP SA	318	1,236,226
#Lubelski Wegiel Bogdanka SA	14,671	104,205
*mBank SA	7,267	1,231,671
Mirbud SA	56,554	137,811
Mo-BRUK SA	1,785	143,592
*Mostostal Zabrze SA	42,169	46,897
Neuca SA	1,045	235,534
*NEWAG SA	20	142
Orange Polska SA	207,250	402,586
ORLEN SA	292,651	4,805,311
*PCC Rokita SA	1,648	41,380
*PGE Polska Grupa Energetyczna SA	361,413	543,776
*PKP Cargo SA	25,182	75,055
PlayWay SA	585	43,807
*Polimex-Mostostal SA	77,171	66,714
Powszechna Kasa Oszczednosci Bank Polski SA	154,818	2,322,480
Powszechny Zaklad Ubezpieczen SA	176,130	2,232,149
Santander Bank Polska SA	3,720	515,576
*Selvita SA	2,837	48,799
Synektik SA	4,018	128,296
*Tauron Polska Energia SA	1,082,316	779,713
#TEN Square Games SA	743	15,838
Text SA	2,765	61,501
*Torpol SA	16,220	126,672
Unimot SA	2,441	79,149
Votum SA	2,648	29,384
VRG SA	42,352	34,541
Warsaw Stock Exchange	8,754	97,356
Wirtualna Polska Holding SA	6,395	189,339
*Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	4,003	49,168
*Zespol Elektrowni Patnow Adamow Konin SA	8,644	42,085

TOTAL POLAND		35,617,284

72

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
QATAR — (0.8%)
*Aamal Co.	1,804,513	$388,062
Ahli Bank QSC	216	221
Al Khaleej Takaful Group QSC	138,014	97,569
Al Meera Consumer Goods Co. QSC	69,907	252,095
Baladna	648,886	240,592
Barwa Real Estate Co.	1,549,476	1,195,833
Commercial Bank PSQC (The)	1,374,307	1,567,563
Doha Bank QPSC	1,774,763	727,745
Doha Insurance Co. QSC	704	464
*Estithmar Holding QPSC	1,102,867	620,647
Gulf International Services QSC	1,432,487	1,091,381
Gulf Warehousing Co.	406,815	368,714
Industries Qatar QSC	105,257	354,133
*Lesha Bank LLC	1,178,239	430,069
Mannai Corp. QSC	169,090	179,121
Masraf Al Rayan QSC	1,924,117	1,327,488
Mazaya Real Estate Development QPSC	140,655	25,149
Medicare Group	38,320	42,625
Mesaieed Petrochemical Holding Co.	1,080,496	569,479
Ooredoo QPSC	464,707	1,275,040
Qatar Aluminum Manufacturing Co.	4,831,470	1,874,998
Qatar Electricity & Water Co. QSC	148,032	620,019
Qatar Fuel QSC	134,575	534,456
Qatar Gas Transport Co., Ltd.	1,789,492	1,965,443
Qatar Industrial Manufacturing Co. QSC	108,975	78,746
Qatar Insurance Co. SAQ	703,230	438,239
Qatar International Islamic Bank QSC	234,394	647,625
Qatar Islamic Bank SAQ	199,217	1,001,283
Qatar Islamic Insurance Group	53,580	124,333
Qatar National Bank QPSC	2,091,138	7,965,967
Qatar National Cement Co. QSC	245,361	240,711
Salam International Investment, Ltd. QSC	569,643	99,034
United Development Co. QSC	1,579,596	477,219
Vodafone Qatar QSC	2,487,253	1,209,129
*Widam Food Co.	55,997	34,681
Zad Holding Co.	21,786	83,530

TOTAL QATAR		28,149,403

SAUDI ARABIA — (4.1%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	121,778	85,069
Abdullah Al Othaim Markets Co.	333,959	1,109,457
Abdullah Saad Mohammed Abo Moati Stationaries Co.	3,762	31,746
ACWA Power Co.	10,942	1,166,943
Advanced Petrochemical Co.	74,538	848,604
Al Babtain Power & Telecommunication Co.	66,932	738,811
Al Hammadi Holding	55,682	823,962
*Al Hassan Ghazi Ibrahim Shaker Co.	18,710	169,361
Al Jouf Agricultural Development Co.	9,453	129,548
*Al Jouf Cement Co.	21,123	64,542
*Al Kathiri Holding Co.	26,342	20,579
*Al Khaleej Training and Education Co.	27,051	236,568
Al Masane Al Kobra Mining Co.	22,984	364,621
Al Moammar Information Systems Co.	14,207	596,978
Al Rajhi Bank	564,192	12,019,128
*Al Rajhi Co. for Co-operative Insurance	14,104	497,885
*Al Sagr Cooperative Insurance Co.	3,420	28,495
*Al Yamamah Steel Industries Co.	17,344	193,297
*AlAbdullatif Industrial Investment Co.	19,167	89,125
Alamar Foods	12,771	319,735

73

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Alandalus Property Co.	12,345	$91,503
Alaseel Co.	122,483	169,489
*Aldrees Petroleum and Transport Services Co.	39,072	1,754,313
*Al-Etihad Cooperative Insurance Co.	8,592	60,478
Alinma Bank	417,621	3,713,449
*AlJazira Takaful Ta’awuni Co.	23,977	118,268
*AlKhorayef Water & Power Technologies Co.	8,854	550,041
*Allianz Saudi Fransi Cooperative Insurance Co.	15,193	84,986
*Allied Cooperative Insurance Group	8,259	41,398
Almarai Co. JSC	83,570	1,265,604
Almunajem Foods Co.	18,563	595,901
*Alujain Corp.	35,252	422,486
*Amana Cooperative Insurance Co.	7,300	26,938
*Anaam International Holding Group Co.	237,660	68,435
Arab National Bank	298,576	2,459,873
*Arabia Insurance Cooperative Co.	22,970	100,929
Arabian Cement Co.	29,034	237,267
Arabian Contracting Services Co.	13,387	781,676
Arabian Internet & Communications Services Co.	11,859	1,100,339
*Arabian Pipes Co.	3,305	161,258
*Arabian Shield Cooperative Insurance Co.	52,146	315,329
Arriyadh Development Co.	43,165	269,076
Astra Industrial Group	34,602	1,601,586
Ataa Educational Co.	8,809	166,287
Baazeem Trading Co.	556	10,362
Bank AlBilad	203,718	1,939,080
*Bank Al-Jazira	666,295	2,877,934
Banque Saudi Fransi	201,832	1,972,256
Basic Chemical Industries, Ltd.	4,467	41,209
*Batic Investments and Logistic Co.	147,172	125,567
Bawan Co.	34,795	439,738
BinDawood Holding Co.	73,745	186,201
Bupa Arabia for Cooperative Insurance Co.	36,863	2,370,649
*Buruj Cooperative Insurance Co.	5,949	35,688
Catrion Catering Holding Co.	41,663	1,404,096
Cenomi Centers	68,091	455,683
*Chubb Arabia Cooperative Insurance Co.	4,223	37,213
City Cement Co.	40,496	224,366
*Co. for Cooperative Insurance (The)	34,581	1,373,799
Dallah Healthcare Co.	17,666	767,759
*Dar Al Arkan Real Estate Development Co.	810,014	2,872,390
Dr. Sulaiman Al Habib Medical Services Group Co., Class H	26,876	2,225,693
East Pipes Integrated Co. for Industry	8,008	307,031
Eastern Province Cement Co.	20,949	186,556
Electrical Industries Co.	612,514	775,727
*Emaar Economic City	325,347	673,144
Etihad Etisalat Co.	524,852	7,276,783
*Fawaz Abdulaziz Al Hokair & Co.	34,638	106,206
Fitaihi Holding Group	90,583	98,056
*Gulf General Cooperative Insurance Co.	3,737	15,523
Gulf Insurance Group	8,606	86,276
*Gulf Union Cooperative Insurance Co.	15,222	93,347
Hail Cement Co.	13,799	42,163
Herfy Food Services Co.	13,819	117,535
Jarir Marketing Co.	236,792	854,840
*Jazan Development and Investment Co.	8,749	38,536
L’Azurde Co. for Jewelry	28,124	115,777
Leejam Sports Co. JSC	27,009	1,506,501

74

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
*Liva Insurance Co.	8,287	$45,251
Maharah Human Resources Co.	167,510	282,265
*Malath Cooperative Insurance Co.	26,584	139,632
*Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)	56,351	408,667
*Middle East Healthcare Co.	55,609	1,346,264
Middle East Paper Co.	183,094	2,079,615
*Middle East Specialized Cables Co.	25,325	224,175
Mobile Telecommunications Co.	858,484	2,765,021
Mouwasat Medical Services Co.	52,742	1,889,971
Nahdi Medical Co.	10,177	374,996
*Najran Cement Co.	57,473	152,471
*Nama Chemicals Co.	4,240	35,667
*National Agriculture Development Co. (The)	160,316	1,500,318
National Co. for Glass Industries (The)	20,103	233,694
National Co. for Learning & Education	5,985	240,957
National Gas & Industrialization Co.	21,337	484,130
*National Gypsum	10,326	76,951
*National Industrialization Co.	437,285	1,632,270
National Medical Care Co.	16,802	825,182
*National Metal Manufacturing & Casting Co.	4,617	24,275
Northern Region Cement Co.	62,300	162,619
Qassim Cement Co. (The)	4,979	78,324
*Rabigh Refining & Petrochemical Co.	289,833	582,664
*Raydan Food Co.	1,177	8,975
Retal Urban Development Co.	58,511	143,056
Riyad Bank	490,334	3,621,354
SABIC Agri-Nutrients Co.	95,603	2,951,748
Sahara International Petrochemical Co.	230,982	2,112,377
*Saudi Arabian Amiantit Co.	15,912	123,033
*Saudi Arabian Cooperative Insurance Co.	7,114	37,518
*Saudi Arabian Mining Co.	302,190	4,076,898
ΩSaudi Arabian Oil Co.	606,090	4,864,104
Saudi Automotive Services Co.	30,332	677,711
Saudi Awwal Bank	278,244	3,026,810
Saudi Basic Industries Corp.	144,044	3,245,272
Saudi Cement Co.	48,420	592,566
*Saudi Ceramic Co.	41,747	392,916
Saudi Chemical Co. Holding	606,995	1,302,808
*Saudi Co. For Hardware CJSC	1,382	13,357
Saudi Electricity Co.	114,844	570,147
*Saudi Ground Services Co.	41,988	611,247
*Saudi Industrial Development Co.	3,705	10,175
Saudi Industrial Investment Group	149,995	928,620
Saudi Investment Bank (The)	147,113	662,099
*Saudi Kayan Petrochemical Co.	695,351	1,737,172
Saudi Marketing Co.	20,116	139,717
Saudi National Bank (The)	917,186	9,194,847
Saudi Paper Manufacturing Co.	17,216	349,316
*Saudi Pharmaceutical Industries & Medical Appliances Corp.	70,236	698,502
*Saudi Printing & Packaging Co.	3,120	12,727
*Saudi Public Transport Co.	99,861	537,832
*Saudi Real Estate Co.	70,762	426,013
*Saudi Reinsurance Co.	41,771	305,715
*Saudi Research & Media Group	24,424	1,568,096
*Saudi Steel Pipe Co.	36	794
Saudi Telecom Co.	911,765	9,152,656
*Saudi Vitrified Clay Pipe Co., Ltd.	2,678	32,274
Saudia Dairy & Foodstuff Co.	8,013	779,807

75

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Savola Group (The)	211,031	$2,841,430
*Scientific & Medical Equipment House Co.	15,158	211,774
*Seera Group Holding	150,765	1,099,404
*Sinad Holding Co.	38,703	137,038
Southern Province Cement Co.	35,306	376,066
Sumou Real Estate Co.	6,069	101,134
Sustained Infrastructure Holding Co.	64,233	649,934
*Tabuk Agriculture	8,131	41,624
*Tabuk Cement Co.	24,373	84,739
*Taiba Investments Co.	4,324	48,882
*Takween Advanced Industries Co.	70	262
Tanmiah Food Co.	4,527	168,740
Theeb Rent A Car Co.	18,477	336,474
*Umm Al-Qura Cement Co.	15,781	70,435
United Electronics Co.	38,203	1,011,454
United International Transportation Co.	51,216	1,138,862
United Wire Factories Co.	5,725	50,754
*Walaa Cooperative Insurance Co.	46,791	381,753
*Wataniya Insurance Co.	8,074	65,443
Yamama Cement Co.	71,552	663,896
Yanbu Cement Co.	55,652	433,274
Yanbu National Petrochemical Co.	80,875	835,575
Zahrat Al Waha For Trading Co.	5,601	64,364
*Zamil Industrial Investment Co.	22,412	122,499

TOTAL SAUDI ARABIA		148,774,495

SOUTH AFRICA — (2.4%)
#Absa Group, Ltd.	391,266	3,021,587
Adcock Ingram Holdings, Ltd.	59,377	175,556
Advtech, Ltd.	462,610	704,391
AECI, Ltd.	116,331	579,998
African Rainbow Minerals, Ltd.	115,812	1,206,592
Afrimat, Ltd.	106,039	362,496
Alexander Forbes Group Holdings, Ltd.	9,907	3,377
Altron, Ltd., Class A	844	511
Anglo American Platinum, Ltd.	9,138	321,039
Anglogold Ashanti PLC	1,218	28,233
Anglogold Ashanti PLC	74,285	1,707,812
Aspen Pharmacare Holdings, Ltd.	188,462	2,243,956
#*Astral Foods, Ltd.	30,541	240,898
#AVI, Ltd.	320,802	1,480,049
Barloworld, Ltd.	209,302	958,967
*Bell Equipment, Ltd.	14,090	20,242
Bid Corp., Ltd.	76,723	1,757,949
Bidvest Group, Ltd. (The)	137,355	1,795,653
Capitec Bank Holdings, Ltd.	11,979	1,480,460
Cashbuild, Ltd.	6,369	52,411
City Lodge Hotels, Ltd.	323,490	71,445
Clicks Group, Ltd.	120,308	1,862,075
Coronation Fund Managers, Ltd.	171,532	277,848
Curro Holdings, Ltd.	125,524	71,440
*DataTec, Ltd.	221,327	429,243
ΩDis-Chem Pharmacies, Ltd.	375,112	649,627
Discovery, Ltd.	88,733	566,439
DRDGOLD, Ltd.	242,259	195,370
#Exxaro Resources, Ltd.	165,421	1,589,690
Famous Brands, Ltd.	58,111	169,653
FirstRand, Ltd.	1,673,389	5,788,918
Foschini Group, Ltd. (The)	337,189	1,782,645

76

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
Gold Fields, Ltd.	3,094	$51,036
#Gold Fields, Ltd., Sponsored ADR	376,540	6,088,652
Grindrod, Ltd.	631,963	436,169
Harmony Gold Mining Co., Ltd.	119,045	1,042,264
Harmony Gold Mining Co., Ltd., Sponsored ADR	327,633	2,807,815
Hudaco Industries, Ltd.	22,128	197,365
Impala Platinum Holdings, Ltd.	203,140	913,910
Investec, Ltd.	67,362	429,013
Invicta Holdings, Ltd.	144	200
Italtile, Ltd.	409,325	206,014
JSE, Ltd.	57,211	261,032
*KAP, Ltd.	1,020,094	139,185
Kumba Iron Ore, Ltd.	22,527	554,359
Lewis Group, Ltd.	21,691	50,912
Life Healthcare Group Holdings, Ltd.	1,010,721	577,382
Merafe Resources, Ltd.	1,507,380	100,035
*Metair Investments, Ltd.	44,999	28,071
#Momentum Metropolitan Holdings	1,458,446	1,595,834
Motus Holdings, Ltd.	195,327	867,560
Mpact, Ltd.	292	396
Mr Price Group, Ltd.	204,194	1,896,060
MTN Group, Ltd.	488,820	2,350,719
*MultiChoice Group	230,454	1,473,582
Nedbank Group, Ltd.	191,150	2,321,426
NEPI Rockcastle NV	233,931	1,577,288
Netcare, Ltd.	1,164,873	709,351
Northam Platinum Holdings, Ltd.	157,512	1,046,392
Oceana Group, Ltd.	96,008	387,536
#Old Mutual, Ltd.	4,163,897	2,436,133
Omnia Holdings, Ltd.	191,037	542,614
OUTsurance Group, Ltd.	51,649	111,247
ΩPepkor Holdings, Ltd.	908,460	861,404
Pick n Pay Stores, Ltd.	175,489	187,828
*PPC, Ltd.	1,443,342	249,808
PSG Financial Services, Ltd.	541,586	434,461
Raubex Group, Ltd.	195,545	316,640
*RCL Foods, Ltd.	404	225
Reunert, Ltd.	149,694	526,911
RFG Holdings, Ltd.	384	273
Sanlam, Ltd.	341,877	1,234,962
Santam, Ltd.	37,638	600,569
Sappi, Ltd.	712,602	1,920,384
Sasol, Ltd.	52,768	373,327
Shoprite Holdings, Ltd.	177,463	2,371,902
Sibanye Stillwater, Ltd.	682,783	789,152
Sibanye Stillwater, Ltd., ADR	9,154	42,566
*Southern Sun, Ltd.	418,234	115,241
*SPAR Group, Ltd. (The)	73,391	377,015
Spur Corp., Ltd.	8,733	14,085
Stadio Holdings, Ltd.	116,768	29,137
#Standard Bank Group, Ltd.	486,218	4,571,350
Sun International, Ltd.	170,455	333,297
Super Group, Ltd.	514,073	763,100
*Telkom SA SOC, Ltd.	305,635	388,460
Thungela Resources, Ltd.	172,827	1,215,482
Tiger Brands, Ltd.	102,288	1,116,359
#*Transaction Capital, Ltd.	586,084	84,635
Truworths International, Ltd.	357,317	1,432,064

77

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
Tsogo Sun, Ltd.	374,570	$224,515
Vodacom Group, Ltd.	243,541	1,169,500
*We Buy Cars Pty, Ltd.	157,480	167,131
Wilson Bayly Holmes-Ovcon, Ltd.	56,015	415,481
Woolworths Holdings, Ltd.	413,021	1,318,946
*Zeda, Ltd.	236,229	147,991

TOTAL SOUTH AFRICA		86,590,323

TAIWAN — (18.9%)
104 Corp.	7,000	49,552
91APP, Inc.	40,000	108,961
ABC Taiwan Electronics Corp.	68,950	42,350
#Ability Enterprise Co., Ltd.	265,000	330,009
Ability Opto-Electronics Technology Co., Ltd.	24,000	152,202
Abnova Corp.	31,000	29,656
#AcBel Polytech, Inc.	725,723	885,925
Accton Technology Corp.	232,000	3,288,127
Acer E-Enabling Service Business, Inc.	7,000	56,431
Acer, Inc.	1,379,000	1,912,102
ACES Electronic Co., Ltd.	109,000	135,739
*Acon Holding, Inc.	228,000	73,171
#Acter Group Corp., Ltd.	84,000	539,156
Action Electronics Co., Ltd.	161,000	98,147
Actron Technology Corp.	58,968	337,741
ADATA Technology Co., Ltd.	272,496	836,853
#Addcn Technology Co., Ltd.	25,700	158,642
*Adimmune Corp.	111,000	93,062
Adlink Technology, Inc.	66,000	131,951
Advanced Ceramic X Corp.	30,000	203,151
Advanced Energy Solution Holding Co., Ltd.	20,000	386,954
Advanced International Multitech Co., Ltd.	77,000	177,590
*Advanced Optoelectronic Technology, Inc.	126,000	104,091
#Advanced Power Electronics Corp.	45,000	113,184
*Advanced Wireless Semiconductor Co.	29,000	122,904
#Advancetek Enterprise Co., Ltd.	282,000	501,437
Advantech Co., Ltd.	77,896	909,050
AEON Motor Co., Ltd.	10,000	9,689
Aerospace Industrial Development Corp.	155,000	272,281
Airtac International Group	28,000	997,482
Alchip Technologies, Ltd.	12,000	1,149,807
#Alexander Marine Co., Ltd.	10,000	120,079
#*ALI Corp.	172,000	121,491
#All Ring Tech Co., Ltd.	41,000	312,895
Allied Circuit Co., Ltd.	28,000	122,535
#Allied Supreme Corp.	32,000	418,648
#Allis Electric Co., Ltd.	173,487	777,873
Alltek Technology Corp.	185,000	196,579
Alltop Technology Co., Ltd.	36,000	244,887
Alpha Networks, Inc.	194,000	193,928
#Altek Corp.	351,000	420,398
#Amazing Microelectronic Corp.	79,443	246,414
#AMPACS Corp.	45,000	83,195
Ampak Technology, Inc.	29,000	109,545
Ampire Co., Ltd.	70,000	86,097
AMPOC Far-East Co., Ltd.	69,000	209,572
#Anji Technology Co., Ltd.	79,037	91,144
#Anpec Electronics Corp.	94,000	586,020
AP Memory Technology Corp.	13,000	151,711
#Apac Opto Electronics, Inc.	46,000	142,682

78

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Apacer Technology, Inc.	85,000	$176,463
APAQ Technology Co., Ltd.	5,000	19,041
APCB, Inc.	77,000	48,477
Apex Biotechnology Corp.	85,000	87,840
Apex Dynamics, Inc.	9,000	71,863
Apex International Co., Ltd.	58,000	73,742
Apex Science & Engineering	84,520	35,431
ARBOR Technology Corp.	22,000	28,850
Arcadyan Technology Corp.	192,000	1,020,085
#Ardentec Corp.	892,000	2,007,972
#Argosy Research, Inc.	64,000	317,425
ASE Technology Holding Co., Ltd.	1,704,000	7,744,979
Asia Cement Corp.	912,000	1,223,954
Asia Electronic Material Co., Ltd.	44,000	29,120
Asia Optical Co., Inc.	201,000	396,296
#Asia Polymer Corp.	329,000	196,014
Asia Tech Image, Inc.	37,000	81,927
Asia Vital Components Co., Ltd.	193,788	3,892,186
ASIX Electronics Corp.	35,000	126,835
#ASMedia Technology, Inc.	3,000	179,657
#ASolid Technology Co., Ltd.	23,000	56,084
ASPEED Technology, Inc.	13,000	1,231,650
ASROCK, Inc.	24,000	167,312
Asustek Computer, Inc.	138,000	1,822,370
ATE Energy International Co., Ltd.	61,000	59,291
Aten International Co., Ltd.	37,000	91,585
#*Auden Techno Corp.	33,239	130,661
AUO Corp.	4,026,800	2,263,081
AURAS Technology Co., Ltd.	26,000	638,781
Aurora Corp.	10,000	22,449
#Avalue Technology, Inc.	57,000	214,437
AVer Information, Inc.	25,000	37,006
Avermedia Technologies	103,000	116,089
#Axiomtek Co., Ltd.	70,072	184,638
#*Azurewave Technologies, Inc.	56,000	75,843
#Bafang Yunji International Co., Ltd.	32,000	167,557
#*Bank of Kaohsiung Co., Ltd.	568,120	202,389
Basso Industry Corp.	100,000	127,910
#BenQ Materials Corp.	171,000	181,703
BES Engineering Corp.	1,964,000	1,067,588
#Billion Electric Co., Ltd.	46,000	63,995
Bin Chuan Enterprise Co., Ltd.	60,000	44,039
Bionet Corp.	25,000	49,291
Bionime Corp.	20,000	41,951
#*Biostar Microtech International Corp.	126,000	79,132
Bioteque Corp.	39,000	145,522
#Bizlink Holding, Inc.	152,542	1,079,815
Bon Fame Co., Ltd.	25,000	77,928
#*Bonny Worldwide, Ltd.	18,000	102,266
Bora Pharmaceuticals Co., Ltd.	22,597	530,886
Brave C&H Supply Co., Ltd.	23,000	118,313
Brightek Optoelectronic Co., Ltd.	17,000	23,050
*Brighten Optix Corp.	9,000	49,889
Brighton-Best International Taiwan, Inc.	270,000	288,557
Brillian Network & Automation Integrated System Co., Ltd.	12,000	50,304
Brogent Technologies, Inc.	9,000	34,826
#Browave Corp.	78,000	255,113
#C Sun Manufacturing, Ltd.	151,000	621,399

79

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Calin Technology Co., Ltd.	67,000	$87,860
Cameo Communications, Inc.	137,000	40,391
Capital Futures Corp.	81,000	138,557
Capital Securities Corp.	1,642,000	1,255,629
Career Technology MFG. Co., Ltd.	693,220	422,591
#Castles Technology Co., Ltd.	88,250	348,263
#Caswell, Inc.	57,000	200,433
Cathay Chemical Works	26,000	38,407
Cathay Financial Holding Co., Ltd.	1,730,135	2,683,245
#Cathay Real Estate Development Co., Ltd.	414,000	486,954
Cayman Engley Industrial Co., Ltd.	29,000	51,566
#CCP Contact Probes Co., Ltd.	70,667	99,613
Celxpert Energy Corp.	60,747	46,453
*Central Reinsurance Co., Ltd.	247,000	205,568
#Century Iron & Steel Industrial Co., Ltd.	73,000	501,060
Chain Chon Industrial Co., Ltd.	116,000	48,093
*ChainQui Construction Development Co., Ltd.	63,000	49,143
#Chaintech Technology Corp.	28,000	32,418
*Champion Building Materials Co., Ltd.	140,200	48,008
Champion Microelectronic Corp.	33,000	62,429
Chang Hwa Commercial Bank, Ltd.	829,246	464,767
Chang Wah Electromaterials, Inc.	146,000	200,424
Chang Wah Technology Co., Ltd.	292,500	364,704
#Channel Well Technology Co., Ltd.	188,000	436,484
#Chant Sincere Co., Ltd.	57,000	125,336
Charoen Pokphand Enterprise	175,600	571,636
Chateau International Development Co., Ltd.	9,000	17,468
#CHC Healthcare Group	106,000	180,996
CHC Resources Corp.	53,000	106,124
Chen Full International Co., Ltd.	80,000	99,011
#Chenbro Micom Co., Ltd.	55,000	486,457
#Cheng Fwa Industrial Co., Ltd.	29,000	28,277
#Cheng Loong Corp.	816,000	731,749
Cheng Mei Materials Technology Corp.	551,893	226,269
Cheng Shin Rubber Industry Co., Ltd.	1,314,000	1,902,681
Cheng Uei Precision Industry Co., Ltd.	405,000	579,602
#Chenming Electronic Technology Corp.	71,000	160,482
Chia Chang Co., Ltd.	93,000	130,809
#Chicony Electronics Co., Ltd.	448,000	2,786,070
*Chicony Power Technology Co., Ltd.	80,000	426,264
Chief Telecom, Inc.	16,600	185,056
Chieftek Precision Co., Ltd.	47,000	98,440
Chien Shing Harbour Service Co., Ltd.	41,000	59,872
#China Airlines, Ltd.	2,657,000	1,709,482
China Bills Finance Corp.	494,000	231,359
China Chemical & Pharmaceutical Co., Ltd.	371,000	250,091
*China Development Financial Holding Corp.	4,903,000	2,055,339
China Ecotek Corp.	16,000	37,835
China General Plastics Corp.	469,000	263,580
China Glaze Co., Ltd.	101,000	79,405
*China Man-Made Fiber Corp.	1,134,000	266,766
China Metal Products	326,000	475,554
#China Steel Chemical Corp.	135,000	468,491
China Steel Corp.	4,421,000	3,373,928
China Steel Structure Co., Ltd.	65,000	123,365
#China Wire & Cable Co., Ltd.	90,000	122,029
#Chinese Maritime Transport, Ltd.	66,000	92,731
#*Ching Feng Home Fashions Co., Ltd.	122,425	93,994

80

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Chin-Poon Industrial Co., Ltd.	644,000	$816,817
Chipbond Technology Corp.	1,094,000	2,556,766
ChipMOS Technologies, Inc.	605,000	852,819
ChipMOS Technologies, Inc., ADR	100	2,789
#Chlitina Holding, Ltd.	41,000	236,718
Chong Hong Construction Co., Ltd.	151,000	593,575
Chroma ATE, Inc.	250,000	2,046,097
Chun YU Works & Co., Ltd.	25,000	18,541
Chun Yuan Steel Industry Co., Ltd.	345,000	238,921
Chung Hung Steel Corp.	769,000	549,083
Chung Hwa Food Industrial Co., Ltd.	25,000	73,706
#Chung Hwa Pulp Corp.	301,000	213,996
Chung Lien Co., Ltd.	37,000	45,452
Chung-Hsin Electric & Machinery Manufacturing Corp.	559,000	3,158,774
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	52,000	73,699
Chunghwa Precision Test Tech Co., Ltd.	16,000	232,664
Chunghwa Telecom Co., Ltd.	214,000	814,938
Chunghwa Telecom Co., Ltd., Sponsored ADR	36,480	1,375,661
Chyang Sheng Dyeing & Finishing Co., Ltd.	52,000	29,065
*Cleanaway Co., Ltd.	59,000	350,608
C-Media Electronics, Inc.	27,000	43,532
Collins Co., Ltd.	102,000	63,589
Compal Electronics, Inc.	2,723,000	2,993,778
*Compeq Manufacturing Co., Ltd.	799,000	1,894,319
#Compucase Enterprise	49,000	115,119
Concord International Securities Co., Ltd.	4,401	3,095
#*Concord Securities Co., Ltd.	739,000	365,392
#Continental Holdings Corp.	304,000	354,769
Contrel Technology Co., Ltd.	116,000	130,029
#Coremax Corp.	35,561	71,205
Coretronic Corp.	694,000	2,195,258
#Co-Tech Development Corp.	352,000	705,903
Coxon Precise Industrial Co., Ltd.	71,000	36,959
Crowell Development Corp.	111,000	170,444
*CSBC Corp.	72,762	40,669
CTBC Financial Holding Co., Ltd.	9,549,000	10,000,028
CTCI Corp.	478,000	758,940
Cub Elecparts, Inc.	48,000	165,100
CviLux Corp.	54,000	72,139
Cyberlink Corp.	42,000	114,925
#CyberPower Systems, Inc.	34,450	277,191
#*CyberTAN Technology, Inc.	284,000	187,955
Cystech Electronics Corp.	9,000	19,790
DA CIN Construction Co., Ltd.	207,000	367,441
Dadi Early-Childhood Education Group, Ltd.	14,000	13,307
Dah San Electric Wire & Cable Co., Ltd.	45,000	80,155
Da-Li Development Co., Ltd.	288,400	560,645
Darfon Electronics Corp.	321,000	624,019
#Darwin Precisions Corp.	514,000	268,350
Daxin Materials Corp.	75,000	352,405
De Licacy Industrial Co., Ltd.	210,640	86,683
#Delpha Construction Co., Ltd.	120,000	189,055
Delta Electronics, Inc.	385,000	3,789,463
#Depo Auto Parts Ind Co., Ltd.	101,000	612,601
DFI, Inc.	23,000	47,113
Dimerco Data System Corp.	19,000	75,272
Dimerco Express Corp.	122,802	353,373
#D-Link Corp.	699,000	384,255

81

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*DONPON PRECISION, Inc.	81,000	$64,801
Dr Wu Skincare Co., Ltd.	9,000	48,231
Draytek Corp.	41,000	44,888
Drewloong Precision, Inc.	20,715	98,925
Dyaco International, Inc.	73,432	69,458
#Dynamic Holding Co., Ltd.	879,000	1,846,434
Dynapack International Technology Corp.	239,000	713,433
E Ink Holdings, Inc.	172,000	1,109,268
#E&R Engineering Corp.	46,000	130,956
E.Sun Financial Holding Co., Ltd.	7,472,726	6,288,087
Eastech Holding, Ltd.	43,000	147,902
*Eastern Media International Corp.	190,405	115,487
Eclat Textile Co., Ltd.	72,000	1,138,751
ECOVE Environment Corp.	27,000	255,390
#Edimax Technology Co., Ltd.	206,000	92,365
Edison Opto Corp.	60,000	44,223
Edom Technology Co., Ltd.	139,000	99,676
eGalax_eMPIA Technology, Inc.	29,000	44,798
Elan Microelectronics Corp.	266,000	1,343,806
E-Lead Electronic Co., Ltd.	1,000	1,708
E-LIFE MALL Corp.	66,000	171,071
#Elite Advanced Laser Corp.	184,000	357,693
Elite Material Co., Ltd.	147,000	1,859,959
#Elite Semiconductor Microelectronics Technology, Inc.	655,000	1,790,277
#*Elitegroup Computer Systems Co., Ltd.	725,000	683,542
eMemory Technology, Inc.	24,000	1,639,948
#Emerging Display Technologies Corp.	112,000	108,519
#Ennoconn Corp.	76,000	765,555
#*Ennostar, Inc.	711,000	935,641
*Epileds Technologies, Inc.	58,000	35,001
Episil Technologies, Inc.	15,000	32,292
#Episil-Precision, Inc.	80,000	152,325
#Eris Technology Corp.	10,000	94,128
#Eson Precision Ind Co., Ltd.	120,000	206,376
Eternal Materials Co., Ltd.	556,000	541,281
#Etron Technology, Inc.	822,779	1,210,341
Eurocharm Holdings Co., Ltd.	24,000	142,989
#Eva Airways Corp.	2,935,000	3,204,326
Ever Supreme Bio Technology Co., Ltd.	3,000	19,302
*Everest Textile Co., Ltd.	386,000	93,649
#Evergreen Aviation Technologies Corp.	87,000	293,901
Evergreen International Storage & Transport Corp.	619,000	639,683
Everlight Chemical Industrial Corp.	378,000	235,655
Everlight Electronics Co., Ltd.	270,000	523,217
*Evertop Wire Cable Corp.	119,000	95,750
Excel Cell Electronic Co., Ltd.	14,000	10,061
Excelliance Mos Corp.	10,000	31,632
Excelsior Medical Co., Ltd.	84,912	237,562
#EZconn Corp.	17,000	75,702
Far Eastern Department Stores, Ltd.	569,000	593,254
Far Eastern International Bank	1,805,408	851,084
Far Eastern New Century Corp.	1,997,000	1,993,198
Far EasTone Telecommunications Co., Ltd.	825,344	2,048,025
#Faraday Technology Corp.	136,056	1,228,440
Farglory F T Z Investment Holding Co., Ltd.	80,333	143,337
Farglory Land Development Co., Ltd.	243,000	547,015
#*Federal Corp.	237,000	143,021
Feedback Technology Corp.	31,000	115,672

82

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Feicheng Development Technology Co., Ltd.	19,000	$10,853
Feng Hsin Steel Co., Ltd.	217,000	469,160
Feng TAY Enterprise Co., Ltd.	247,360	1,230,647
*FineMat Applied Materials Co., Ltd.	27,000	27,695
FineTek Co., Ltd.	21,880	63,701
Firich Enterprises Co., Ltd.	49,000	43,264
#First Copper Technology Co., Ltd.	168,000	254,358
First Financial Holding Co., Ltd.	6,175,680	5,187,177
#First Hi-Tec Enterprise Co., Ltd.	91,000	285,056
First Insurance Co., Ltd. (The)	174,000	113,018
*First Steamship Co., Ltd.	655,000	155,694
#Fitipower Integrated Technology, Inc.	130,650	987,037
Fittech Co., Ltd.	32,000	51,889
#FLEXium Interconnect, Inc.	295,000	828,051
Flytech Technology Co., Ltd.	85,000	221,362
#FocalTech Systems Co., Ltd.	175,000	453,596
#FOCI Fiber Optic Communications, Inc.	56,398	219,966
#Forcecon Tech Co., Ltd.	89,000	455,086
*Forest Water Environment Engineering Co., Ltd.	22,000	29,964
Formosa Advanced Technologies Co., Ltd.	152,000	171,316
Formosa Electronic Industries, Inc.	36,000	42,620
Formosa International Hotels Corp.	28,000	202,506
Formosa Laboratories, Inc.	451,000	1,398,901
Formosa Optical Technology Co., Ltd.	26,000	83,042
Formosa Petrochemical Corp.	38,000	84,258
Formosa Plastics Corp.	1,087,000	2,286,699
#Formosan Union Chemical	289,000	173,514
#Fortune Electric Co., Ltd.	39,000	1,014,465
Founding Construction & Development Co., Ltd.	148,000	121,583
Foxsemicon Integrated Technology, Inc.	46,000	426,632
#*Franbo Lines Corp.	236,995	145,201
Froch Enterprise Co., Ltd.	156,000	91,266
Fu Chun Shin Machinery Manufacture Co., Ltd.	89,230	47,270
Fu Hua Innovation Co., Ltd.	360,800	372,301
Fubon Financial Holding Co., Ltd.	1,489,677	3,161,252
Fulgent Sun International Holding Co., Ltd.	72,000	266,446
#Fulltech Fiber Glass Corp.	538,580	301,031
Fusheng Precision Co., Ltd.	77,000	662,121
#Fwusow Industry Co., Ltd.	226,330	133,802
G Shank Enterprise Co., Ltd.	208,612	475,370
*G Tech Optoelectronics Corp.	34,084	24,703
Galaxy Software Services Corp.	5,400	20,564
#Gallant Precision Machining Co., Ltd.	79,000	138,533
Gamania Digital Entertainment Co., Ltd.	147,000	346,711
GEM Services, Inc.	47,000	98,296
#*GEM Terminal Industrial Co., Ltd.	52,000	49,665
#Gemtek Technology Corp.	990,000	1,010,918
General Interface Solution Holding, Ltd.	210,000	395,338
General Plastic Industrial Co., Ltd.	63,000	74,005
Generalplus Technology, Inc.	41,000	63,209
Genius Electronic Optical Co., Ltd.	105,000	1,422,056
Genovate Biotechnology Co., Ltd.	46,000	34,540
GeoVision, Inc.	48,000	79,012
Getac Holdings Corp.	463,000	1,492,998
GFC, Ltd.	39,000	129,353
Giant Manufacturing Co., Ltd.	106,108	712,014
Giantplus Technology Co., Ltd.	286,000	114,621
#Gigabyte Technology Co., Ltd.	131,000	1,202,905

83

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Gigasolar Materials Corp.	51,000	$247,466
*Gigastorage Corp.	284,000	182,722
#Global Brands Manufacture, Ltd.	416,000	933,898
Global Lighting Technologies, Inc.	59,000	113,245
Global Mixed Mode Technology, Inc.	88,000	779,682
#Global Unichip Corp.	35,000	1,472,575
Globalwafers Co., Ltd.	91,000	1,458,817
*Globe Union Industrial Corp.	197,111	111,685
#Gloria Material Technology Corp.	1,694,000	2,819,692
*GlycoNex, Inc.	57,000	44,288
#GMI Technology, Inc.	15,000	21,305
#*Gold Circuit Electronics, Ltd.	229,300	1,387,264
Goldsun Building Materials Co., Ltd.	865,000	1,276,434
#Gongin Precision Industrial Co., Ltd.	13,000	48,308
Good Will Instrument Co., Ltd.	67,000	97,839
Gordon Auto Body Parts	192,000	201,658
Gourmet Master Co., Ltd.	101,000	281,951
*Grand Fortune Securities Co., Ltd.	369,000	181,882
Grand Process Technology Corp.	3,000	101,345
GrandTech CG Systems, Inc.	5,000	10,825
Grape King Bio, Ltd.	97,000	466,203
Great China Metal Industry	114,000	84,024
*Great Tree Pharmacy Co., Ltd.	41,192	355,474
Great Wall Enterprise Co., Ltd.	582,450	1,023,160
Greatek Electronics, Inc.	221,000	414,010
Green World FinTech Service Co., Ltd.	6,000	72,969
Group Up Industrial Co., Ltd.	52,000	292,242
GTM Holdings Corp.	93,000	94,965
Gudeng Precision Industrial Co., Ltd.	20,983	272,582
*Hai Kwang Enterprise Corp.	108,800	68,497
#*HannsTouch Holdings Co.	492,000	121,935
Harvatek Corp.	148,000	108,630
Heran Co., Ltd.	18,000	63,295
Hey Song Corp.	244,000	316,221
Hi-Clearance, Inc.	17,000	73,352
*Highlight Tech Corp.	68,000	124,673
#Highwealth Construction Corp.	786,693	1,070,281
Hi-Lai Foods Co., Ltd.	9,000	43,118
HIM International Music, Inc.	26,000	79,848
Hiroca Holdings, Ltd.	40,000	41,029
#Hitron Technology, Inc.	75,000	69,790
Hiwin Mikrosystem Corp.	37,000	83,518
#Hiwin Technologies Corp.	141,000	1,002,441
Hiyes International Co., Ltd.	20,000	119,772
Hocheng Corp.	134,820	80,531
Holiday Entertainment Co., Ltd.	36,000	99,171
Holtek Semiconductor, Inc.	53,000	97,660
Holy Stone Enterprise Co., Ltd.	107,300	319,639
Hon Hai Precision Industry Co., Ltd.	2,844,000	13,625,207
Hong Ho Precision Textile Co., Ltd.	21,000	25,668
Hong Pu Real Estate Development Co., Ltd.	157,000	179,845
#*Hong TAI Electric Industrial	324,000	365,174
#Hota Industrial Manufacturing Co., Ltd.	370,000	619,280
Hotai Motor Co., Ltd.	35,120	668,706
Hotron Precision Electronic Industrial Co., Ltd.	73,360	75,135
Hsin Kuang Steel Co., Ltd.	306,000	552,570
Hsin Yung Chien Co., Ltd.	31,000	101,391
#*HTC Corp.	1,074,000	1,406,735

84

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Hu Lane Associate, Inc.	104,000	$496,653
#HUA ENG Wire & Cable Co., Ltd.	217,000	240,245
*Hua Jung Components Co., Ltd.	42,000	18,122
Hua Nan Financial Holdings Co., Ltd.	2,384,238	1,731,688
Hua Yu Lien Development Co., Ltd.	11,000	49,152
Huaku Development Co., Ltd.	216,000	1,101,161
Huang Hsiang Construction Corp.	97,000	172,778
Huikwang Corp.	9,000	8,845
Hung Ching Development & Construction Co., Ltd.	158,000	276,095
Hung Sheng Construction, Ltd.	304,000	254,874
Huxen Corp.	7,000	11,458
Hwa Fong Rubber Industrial Co., Ltd.	138,000	71,835
Hwacom Systems, Inc.	82,000	52,254
*Ibase Gaming, Inc.	26,000	31,420
#Ibase Technology, Inc.	150,000	380,966
*IBF Financial Holdings Co., Ltd.	2,116,715	945,833
IC Plus Corp.	22,000	49,524
#Ichia Technologies, Inc.	670,000	683,128
#I-Chiun Precision Industry Co., Ltd.	183,000	413,073
*Ideal Bike Corp.	92,000	29,949
Ingentec Corp.	13,000	104,401
#Innodisk Corp.	68,839	623,657
Innolux Corp.	4,469,852	1,956,126
Inpaq Technology Co., Ltd.	104,456	273,956
#Insyde Software Corp.	17,000	123,994
Intai Technology Corp.	28,000	102,328
#Integrated Service Technology, Inc.	91,000	405,227
IntelliEPI, Inc.	24,000	47,245
Interactive Digital Technologies, Inc.	10,000	28,254
International Games System Co., Ltd.	50,000	1,535,532
#Inventec Corp.	904,000	1,474,185
Iron Force Industrial Co., Ltd.	39,000	117,496
I-Sheng Electric Wire & Cable Co., Ltd.	94,000	152,423
ITE Technology, Inc.	188,000	964,191
ITEQ Corp.	275,000	924,774
#Jarllytec Co., Ltd.	59,000	403,154
Jean Co., Ltd.	177,807	170,643
Jentech Precision Industrial Co., Ltd.	20,199	606,057
#Jess-Link Products Co., Ltd.	92,000	408,267
Jetway Information Co., Ltd.	27,000	36,982
#Jetwell Computer Co., Ltd.	21,000	98,028
Jia Wei Lifestyle, Inc.	39,000	91,266
Jih Lin Technology Co., Ltd.	41,000	83,481
Jiin Yeeh Ding Enterprise Co., Ltd.	45,000	77,944
#Jinan Acetate Chemical Co., Ltd.	18,117	455,679
Johnson Health Tech Co., Ltd.	57,000	145,992
Joinsoon Electronics Manufacturing Co., Ltd.	16,000	10,687
JPP Holding Co., Ltd.	9,000	43,532
JSL Construction & Development Co., Ltd.	58,239	256,658
K Laser Technology, Inc.	124,000	98,630
#Kaori Heat Treatment Co., Ltd.	41,000	545,206
Kedge Construction Co., Ltd.	49,420	156,325
KEE TAI Properties Co., Ltd.	422,000	206,710
#Kenda Rubber Industrial Co., Ltd.	495,602	506,074
Kent Industrial Co., Ltd.	40,000	33,352
Kerry TJ Logistics Co., Ltd.	161,000	209,149
Key Ware Electronics Co., Ltd.	67,310	25,839
#Keystone Microtech Corp.	17,000	155,580

85

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
KHGEARS International, Ltd.	18,000	$53,234
Kindom Development Co., Ltd.	328,000	567,115
King Chou Marine Technology Co., Ltd.	51,000	61,318
#King Slide Works Co., Ltd.	43,000	1,624,286
King Yuan Electronics Co., Ltd.	1,179,000	3,468,712
King’s Town Bank Co., Ltd.	703,000	1,211,176
*King’s Town Construction Co., Ltd.	27,000	45,191
#Kinik Co.	61,000	477,704
Kinko Optical Co., Ltd.	110,000	84,116
Kinpo Electronics	1,956,000	880,026
#Kinsus Interconnect Technology Corp.	333,000	974,599
KMC Kuei Meng International, Inc.	38,000	169,799
KNH Enterprise Co., Ltd.	81,000	54,229
Ko Ja Cayman Co., Ltd.	22,000	34,187
#KS Terminals, Inc.	120,000	279,344
Kung Long Batteries Industrial Co., Ltd.	47,000	199,189
#*Kung Sing Engineering Corp.	497,000	215,974
#Kuo Toong International Co., Ltd.	363,000	930,855
*Kuo Yang Construction Co., Ltd.	163,000	141,915
Kwong Lung Enterprise Co., Ltd.	202,000	370,352
#L&K Engineering Co., Ltd.	216,238	1,806,300
La Kaffa International Co., Ltd.	23,000	86,527
#LandMark Optoelectronics Corp.	225,000	946,656
#*Lang, Inc.	31,000	38,129
#Lanner Electronics, Inc.	313,760	919,253
Largan Precision Co., Ltd.	17,000	1,140,747
#Laster Tech Corp., Ltd.	107,000	140,642
*Leader Electronics, Inc.	97,449	65,241
Leadtrend Technology Corp.	6,000	16,455
*Lealea Enterprise Co., Ltd.	619,440	181,483
*Leatec Fine Ceramics Co., Ltd.	29,000	22,621
LEE CHI Enterprises Co., Ltd.	118,000	59,612
#Lelon Electronics Corp.	122,000	282,876
Lemtech Holdings Co., Ltd.	31,000	123,764
*Leo Systems, Inc.	21,000	23,217
*Leofoo Development Co., Ltd.	100,000	64,492
*Li Cheng Enterprise Co., Ltd.	59,000	31,709
*Li Peng Enterprise Co., Ltd.	500,000	124,378
Lian HWA Food Corp.	82,000	246,791
Lien Hwa Industrial Holdings Corp.	227,090	463,079
Ligitek Electronics Co., Ltd.	34,000	25,008
Lingsen Precision Industries, Ltd.	502,000	344,564
Lintes Technology Co., Ltd.	12,000	60,070
*Lion Travel Service Co., Ltd.	86,000	404,091
Lite-On Technology Corp.	711,000	2,183,527
Liton Technology Corp.	41,000	47,029
*Long Bon International Co., Ltd.	62,000	33,892
Long Da Construction & Development Corp.	176,000	255,930
Longchen Paper & Packaging Co., Ltd.	617,104	295,646
#Longwell Co.	214,000	516,565
Lotes Co., Ltd.	34,285	1,516,197
#Lotus Pharmaceutical Co., Ltd.	79,000	783,643
Lu Hai Holding Corp.	10,000	9,812
Lucky Cement Corp.	170,000	88,493
Lumax International Corp., Ltd.	64,000	214,237
*Lung Yen Life Service Corp.	125,000	169,100
Lungteh Shipbuilding Co., Ltd.	45,000	161,691
Luxe Green Energy Technology Co., Ltd.	51,000	53,487

86

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CONTINUED

	Shares	Value
TAIWAN — (Continued)
#LuxNet Corp.	8,410	$31,381
M3 Technology, Inc.	11,000	50,504
#M31 Technology Corp.	2,200	81,076
Macauto Industrial Co., Ltd.	52,000	113,224
#Machvision, Inc.	18,000	258,706
Macroblock, Inc.	27,000	78,607
#Macronix International Co., Ltd.	2,016,000	1,708,789
Makalot Industrial Co., Ltd.	132,000	1,589,092
#Marketech International Corp.	73,000	355,337
Materials Analysis Technology, Inc.	69,347	626,129
Maxigen Biotech, Inc.	40,000	52,699
#Mayer Steel Pipe Corp.	127,000	154,840
Medeon Biodesign, Inc.	37,649	49,082
MediaTek, Inc.	296,000	9,017,628
Mega Financial Holding Co., Ltd.	2,535,933	3,115,205
*Megaforce Co., Ltd.	35,000	38,857
#*Mercuries & Associates Holding, Ltd.	456,083	198,193
#Mercuries Data Systems, Ltd.	35,067	31,608
#*Mercuries Life Insurance Co., Ltd.	2,409,263	423,963
Merida Industry Co., Ltd.	94,000	678,398
Merry Electronics Co., Ltd.	234,000	869,541
#METAAGE Corp.	97,000	170,097
*Metatech AP, Inc.	19,000	23,107
#Microbio Co., Ltd.	202,000	259,308
Micro-Star International Co., Ltd.	312,000	1,528,284
Mildef Crete, Inc.	50,000	155,089
MIN AIK Technology Co., Ltd.	89,000	76,804
#Mirle Automation Corp.	120,000	179,289
MJ International Co., Ltd.	19,000	32,968
*Mobiletron Electronics Co., Ltd.	38,000	58,584
#momo.com, Inc.	53,200	722,142
#MOSA Industrial Corp.	124,000	85,683
#Mosel Vitelic, Inc.	56,000	53,142
#Motech Industries, Inc.	279,000	228,773
#MPI Corp.	245,000	3,333,180
#MSSCORPS Co., Ltd.	51,000	223,973
#*My Humble House Hospitality Management Consulting	21,000	42,952
Nak Sealing Technologies Corp.	63,000	250,553
Namchow Holdings Co., Ltd.	152,000	283,815
*Nan Kang Rubber Tire Co., Ltd.	128,000	231,141
Nan Liu Enterprise Co., Ltd.	26,000	56,293
Nan Pao Resins Chemical Co., Ltd.	71,000	774,062
*Nan Ren Lake Leisure Amusement Co., Ltd.	79,000	29,720
Nan Ya Plastics Corp.	1,535,000	2,672,886
#Nan Ya Printed Circuit Board Corp.	139,000	798,262
#Nang Kuang Pharmaceutical Co., Ltd.	40,000	55,648
Nantex Industry Co., Ltd.	245,000	250,929
Nanya Technology Corp.	532,000	1,079,946
National Aerospace Fasteners Corp.	22,000	75,671
National Petroleum Co., Ltd.	6,000	12,419
#Netronix, Inc.	86,000	286,561
*New Asia Construction & Development Corp.	97,000	37,088
*Newmax Technology Co., Ltd.	45,000	41,252
#Nexcom International Co., Ltd.	83,000	133,822
#Nichidenbo Corp.	152,000	283,349
Nidec Chaun-Choung Technology Corp.	9,000	89,690
Nien Hsing Textile Co., Ltd.	89,000	56,715
Nien Made Enterprise Co., Ltd.	73,000	854,155

87

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Niko Semiconductor Co., Ltd.	60,120	$94,163
Nova Technology Corp.	26,000	162,490
#Novatek Microelectronics Corp.	280,000	5,314,170
Nuvoton Technology Corp.	236,000	938,579
#Nyquest Technology Co., Ltd.	12,000	24,949
#O-Bank Co., Ltd.	1,017,000	311,703
#*Ocean Plastics Co., Ltd.	140,000	166,820
*OFCO Industrial Corp.	32,000	24,323
OK Biotech Co., Ltd.	21,214	17,460
#Oneness Biotech Co., Ltd.	62,575	304,592
#Optimax Technology Corp.	119,000	134,123
#Orient Semiconductor Electronics, Ltd.	583,000	1,147,666
#Oriental Union Chemical Corp.	487,000	259,488
O-TA Precision Industry Co., Ltd.	44,000	119,452
Pacific Construction Co.	207,000	81,053
Pacific Hospital Supply Co., Ltd.	37,000	103,403
Paiho Shih Holdings Corp.	106,762	66,722
Pan German Universal Motors, Ltd.	12,000	121,983
#Pan Jit International, Inc.	415,000	722,637
#Pan Ram International Corp.	30,000	42,657
#Pan-International Industrial Corp.	569,000	599,370
#Panion & BF Biotech, Inc.	41,000	121,003
#Parade Technologies, Ltd.	16,000	368,036
Parpro Corp.	58,000	59,047
#*PChome Online, Inc.	134,230	129,646
#PCL Technologies, Inc.	63,000	141,238
#P-Duke Technology Co., Ltd.	41,000	118,988
Pegatron Corp.	1,087,000	3,261,467
#Pegavision Corp.	36,371	585,296
*PharmaEssentia Corp.	72,087	649,761
*Phihong Technology Co., Ltd.	102,000	167,588
Phison Electronics Corp.	86,000	1,856,704
#Phoenix Silicon International Corp.	162,738	276,378
*Phytohealth Corp.	89,000	54,665
Pixart Imaging, Inc.	95,000	462,426
Planet Technology Corp.	24,000	110,558
*Polaris Group	21,000	43,919
Polytronics Technology Corp.	6,000	9,877
Posiflex Technology, Inc.	36,000	133,223
Pou Chen Corp.	873,000	969,196
Power Wind Health Industry, Inc.	12,000	40,907
#*Powerchip Semiconductor Manufacturing Corp.	1,434,000	1,006,293
Powertech Technology, Inc.	480,000	2,572,324
Powertip Technology Corp.	35,000	16,714
Poya International Co., Ltd.	35,140	539,586
President Chain Store Corp.	201,000	1,691,358
President Securities Corp.	569,000	483,166
#Primax Electronics, Ltd.	700,000	2,085,253
#Prince Housing & Development Corp.	678,000	264,437
Pro Hawk Corp.	10,000	57,122
#Progate Group Corp.	9,000	65,506
#Prolific Technology, Inc.	25,000	28,369
#Promate Electronic Co., Ltd.	281,000	743,879
#Prosperity Dielectrics Co., Ltd.	98,000	134,381
#Qisda Corp.	815,000	1,036,208
QST International Corp.	58,597	133,527
Qualipoly Chemical Corp.	49,000	60,343
Quang Viet Enterprise Co., Ltd.	48,000	159,204

88

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Quanta Computer, Inc.	343,000	$2,738,775
#Quanta Storage, Inc.	269,000	744,331
Quintain Steel Co., Ltd.	243,087	113,847
#*Radium Life Tech Co., Ltd.	610,742	223,200
*Rafael Microelectronics, Inc.	4,000	16,707
Raydium Semiconductor Corp.	88,000	1,153,983
#Realtek Semiconductor Corp.	85,000	1,352,190
#Rechi Precision Co., Ltd.	292,000	248,848
*Rexon Industrial Corp., Ltd.	104,000	161,292
#*Rich Development Co., Ltd.	434,000	173,936
*Right WAY Industrial Co., Ltd.	88,000	45,403
*Ritek Corp.	565,000	132,392
#Ruby Tech Corp.	16,000	29,777
Ruentex Development Co., Ltd.	618,700	730,576
Ruentex Engineering & Construction Co.	33,000	177,354
Run Long Construction Co., Ltd.	187,500	656,440
Sakura Development Co., Ltd.	88,869	206,056
Sampo Corp.	253,000	225,324
San Fang Chemical Industry Co., Ltd.	152,000	142,141
#San Far Property, Ltd.	153,000	174,323
San Fu Chemical Co., Ltd.	28,000	125,115
San Shing Fastech Corp.	48,000	83,877
Sanitar Co., Ltd.	38,000	44,113
Sanyang Motor Co., Ltd.	588,000	1,524,083
Savior Lifetec Corp.	283,000	185,990
SCI Pharmtech, Inc.	45,951	125,595
#Scientech Corp.	13,000	134,943
ScinoPharm Taiwan, Ltd.	143,000	126,040
SciVision Biotech, Inc.	31,000	101,867
SDI Corp.	116,000	375,837
Sea Sonic Electronics Co., Ltd.	28,000	71,544
Senao International Co., Ltd.	60,000	71,863
Senao Networks, Inc.	21,000	116,731
#Sensortek Technology Corp.	24,000	252,441
Sercomm Corp.	392,000	1,492,783
Sesoda Corp.	326,000	317,370
Shanghai Commercial & Savings Bank, Ltd. (The)	663,592	946,620
Shan-Loong Transportation Co., Ltd.	60,000	49,936
Sharehope Medicine Co., Ltd.	88,200	86,813
Sheng Yu Steel Co., Ltd.	100,000	89,829
ShenMao Technology, Inc.	104,000	206,646
#Shih Her Technologies, Inc.	46,000	151,864
#Shih Wei Navigation Co., Ltd.	510,516	315,133
*Shihlin Development Co., Ltd.	60,000	27,455
Shihlin Electric & Engineering Corp.	161,000	1,443,769
Shin Foong Specialty & Applied Materials Co., Ltd.	12,000	18,758
Shin Hsiung Natural Gas Co., Ltd.	29,500	50,462
*Shin Kong Financial Holding Co., Ltd.	6,699,000	1,775,455
Shin Ruenn Development Co., Ltd.	69,000	174,397
Shin Zu Shing Co., Ltd.	219,000	1,170,260
Shinfox Energy Co., Ltd.	14,000	57,828
*Shining Building Business Co., Ltd.	352,000	132,424
Shinkong Insurance Co., Ltd.	171,000	506,772
#Shinkong Synthetic Fibers Corp.	989,000	519,375
Shiny Chemical Industrial Co., Ltd.	75,000	400,774
*Shun On Electronic Co., Ltd.	17,000	18,221
Shuttle, Inc.	447,000	245,725
#Sigurd Microelectronics Corp.	632,000	1,440,157

89

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Silergy Corp.	71,000	$951,769
#Silicon Power Computer & Communications, Inc.	44,000	49,389
Simplo Technology Co., Ltd.	44,000	591,856
Sinbon Electronics Co., Ltd.	96,000	828,450
Sincere Navigation Corp.	389,000	310,607
Singatron Enterprise Co., Ltd.	31,000	30,751
Sinmag Equipment Corp.	32,000	152,816
Sino-American Silicon Products, Inc.	333,000	1,999,309
Sinon Corp.	322,000	401,486
SinoPac Financial Holdings Co., Ltd.	4,939,595	3,329,774
Sinopower Semiconductor, Inc.	12,000	36,263
Sinphar Pharmaceutical Co., Ltd.	97,000	110,220
Sinyi Realty, Inc.	167,000	170,016
Sitronix Technology Corp.	157,000	1,350,040
Siward Crystal Technology Co., Ltd.	188,000	186,199
Solar Applied Materials Technology Corp.	454,000	620,447
Solteam, Inc.	49,000	73,435
Song Shang Electronics Co., Ltd.	49,000	33,482
Sonix Technology Co., Ltd.	49,000	76,595
Southeast Cement Co., Ltd.	19,000	11,787
Speed Tech Corp.	127,000	245,326
#Spirox Corp.	57,000	135,139
#Sporton International, Inc.	77,450	593,446
Sports Gear Co., Ltd.	41,000	109,545
#St. Shine Optical Co., Ltd.	28,000	161,231
Standard Chemical & Pharmaceutical Co., Ltd.	82,000	159,155
Standard Foods Corp.	284,000	334,482
Stark Technology, Inc.	70,000	278,392
#STL Technology Co., Ltd.	46,000	45,912
Sumeeko Industries Co., Ltd.	16,000	72,477
Sun Yad Construction Co., Ltd.	67,503	42,083
Sunfun Info Co., Ltd.	5,000	37,313
Sunjuice Holdings Co., Ltd.	10,000	66,335
Sunko INK Co., Ltd.	124,000	54,266
SunMax Biotechnology Co., Ltd.	20,000	140,041
Sunny Friend Environmental Technology Co., Ltd.	67,617	211,809
#Sunonwealth Electric Machine Industry Co., Ltd.	247,000	853,372
Sunplus Innovation Technology, Inc.	17,000	78,834
Sunplus Technology Co., Ltd.	327,000	311,816
Sunrex Technology Corp.	222,000	420,656
Sunspring Metal Corp.	113,000	101,506
Superior Plating Technology Co., Ltd.	16,000	26,387
Supreme Electronics Co., Ltd.	614,373	1,664,139
#Swancor Holding Co., Ltd.	86,000	396,167
Sweeten Real Estate Development Co., Ltd.	142,000	170,730
#Symtek Automation Asia Co., Ltd.	58,304	229,191
#Syncmold Enterprise Corp.	167,000	473,890
*SYNergy ScienTech Corp.	40,000	29,544
#Synmosa Biopharma Corp.	347,036	410,854
#Synnex Technology International Corp.	488,000	1,195,946
#Syscom Computer Engineering Co.	10,000	18,119
#*Sysgration	54,000	57,546
Systex Corp.	77,000	295,590
TA Chen Stainless Pipe	1,098,392	1,241,350
Ta Liang Technology Co., Ltd.	16,000	30,465
#*Ta Ya Electric Wire & Cable	669,076	1,169,167
TA-I Technology Co., Ltd.	91,000	130,930
#*Tai Tung Communication Co., Ltd.	161,610	108,445

90

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Taichung Commercial Bank Co., Ltd.	824,093	$447,959
TaiDoc Technology Corp.	54,000	256,219
#Taiflex Scientific Co., Ltd.	232,000	366,931
#Taimide Tech, Inc.	77,000	103,575
Tainan Enterprises Co., Ltd.	65,000	66,773
#Tainan Spinning Co., Ltd.	974,000	589,270
*Tainergy Tech Co., Ltd.	72,000	50,083
Tai-Saw Technology Co., Ltd.	31,000	25,562
Taishin Financial Holding Co., Ltd.	7,440,022	4,101,357
#TaiSol Electronics Co., Ltd.	55,000	125,161
#Taisun Enterprise Co., Ltd.	126,000	86,097
Taita Chemical Co., Ltd.	101,100	47,815
TAI-TECH Advanced Electronics Co., Ltd.	43,000	164,409
Taiwan Business Bank	4,493,156	2,338,892
#Taiwan Cement Corp.	2,115,499	2,082,235
Taiwan Chelic Corp., Ltd.	18,000	35,323
Taiwan Cogeneration Corp.	362,373	529,170
Taiwan Cooperative Financial Holding Co., Ltd.	2,021,483	1,626,523
Taiwan Environment Scientific Co., Ltd.	29,000	50,587
Taiwan FamilyMart Co., Ltd.	28,000	162,951
Taiwan Fertilizer Co., Ltd.	258,000	518,187
Taiwan Fire & Marine Insurance Co., Ltd.	180,000	159,204
Taiwan FU Hsing Industrial Co., Ltd.	136,000	224,704
*Taiwan Glass Industry Corp.	873,000	459,798
Taiwan High Speed Rail Corp.	611,000	561,050
Taiwan Hon Chuan Enterprise Co., Ltd.	279,000	1,362,355
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	106,000	125,005
Taiwan IC Packaging Corp.	62,000	33,607
#Taiwan Line Tek Electronic	75,630	77,228
#Taiwan Mask Corp.	128,000	265,340
Taiwan Mobile Co., Ltd.	920,000	2,938,395
Taiwan Navigation Co., Ltd.	337,000	385,001
Taiwan Paiho, Ltd.	358,000	699,245
Taiwan PCB Techvest Co., Ltd.	247,000	304,180
Taiwan Sakura Corp.	134,000	369,959
Taiwan Sanyo Electric Co., Ltd.	47,000	59,179
#Taiwan Secom Co., Ltd.	201,000	793,210
Taiwan Semiconductor Co., Ltd.	287,000	643,419
Taiwan Semiconductor Manufacturing Co., Ltd.	7,973,000	193,436,214
Taiwan Steel Union Co., Ltd.	4,000	12,284
#Taiwan Styrene Monomer	375,000	152,018
Taiwan Surface Mounting Technology Corp.	240,000	880,781
Taiwan Taxi Co., Ltd.	31,000	120,432
*Taiwan TEA Corp.	593,000	409,757
#Taiwan Union Technology Corp.	512,000	2,916,774
Taiwan-Asia Semiconductor Corp.	184,000	219,249
Taiyen Biotech Co., Ltd.	95,000	99,487
#*Tatung Co., Ltd.	432,000	867,662
TBI Motion Technology Co., Ltd.	54,000	54,229
TCI Co., Ltd.	85,000	377,204
Tehmag Foods Corp.	15,000	138,198
#TEKOM Technologies, Inc.	10,000	36,239
Test Research, Inc.	85,000	276,703
Test Rite International Co., Ltd.	105,000	67,233
#Thermaltake Technology Co., Ltd.	43,000	55,728
Thinking Electronic Industrial Co., Ltd.	32,000	154,782
Thye Ming Industrial Co., Ltd.	84,000	193,219
Tofu Restaurant Co., Ltd.	2,000	17,597

91

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Ton Yi Industrial Corp.	452,000	$207,524
#Tong Hsing Electronic Industries, Ltd.	223,960	1,014,498
Tong Yang Industry Co., Ltd.	1,009,000	3,687,458
Tong-Tai Machine & Tool Co., Ltd.	195,000	147,918
Top Union Electronics Corp.	46,000	48,738
Topco Scientific Co., Ltd.	74,358	569,754
Topco Technologies Corp.	35,000	83,732
Topkey Corp.	57,000	344,850
Topoint Technology Co., Ltd.	105,000	95,932
Toung Loong Textile Manufacturing	52,000	41,760
Trade-Van Information Services Co.	12,000	27,345
Transcend Information, Inc.	64,000	184,166
Transcom, Inc.	26,000	135,741
Tripod Technology Corp.	119,000	721,777
#Trusval Technology Co., Ltd.	22,000	109,453
Tsang Yow Industrial Co., Ltd.	52,000	46,152
Tsann Kuen Enterprise Co., Ltd.	59,000	66,951
TSC Auto ID Technology Co., Ltd.	18,698	130,637
#TSEC Corp.	364,093	311,406
TSRC Corp.	446,000	330,096
Ttet Union Corp.	21,000	93,514
TTFB Co., Ltd.	18,750	136,470
TTY Biopharm Co., Ltd.	154,000	364,640
*Tul Corp.	18,000	40,907
Tung Ho Steel Enterprise Corp.	563,000	1,267,364
Tung Thih Electronic Co., Ltd.	83,000	289,310
TURVO International Co., Ltd.	28,000	113,077
#TXC Corp.	403,000	1,392,344
TYC Brother Industrial Co., Ltd.	742,000	1,143,922
*Tycoons Group Enterprise	261,713	98,458
*Tyntek Corp.	189,000	101,575
UDE Corp.	71,000	138,241
Ultra Chip, Inc.	44,000	113,912
U-Ming Marine Transport Corp.	690,000	1,148,517
#Unic Technology Corp.	115,000	81,583
Unictron Technologies Corp.	12,000	28,966
Uniform Industrial Corp.	36,000	32,504
#Unimicron Technology Corp.	495,000	2,766,722
Union Bank Of Taiwan	842,973	398,679
*Union Insurance Co., Ltd.	46,000	45,418
Uni-President Enterprises Corp.	2,729,000	6,411,415
Unitech Computer Co., Ltd.	10,000	11,148
#Unitech Printed Circuit Board Corp.	3,020,485	2,430,339
*United Alloy-Tech Co.	16,000	18,549
#United Integrated Services Co., Ltd.	156,000	1,892,390
#United Microelectronics Corp.	4,176,000	6,502,156
#United Microelectronics Corp., Sponsored ADR	67,200	517,440
United Orthopedic Corp.	118,000	362,386
United Radiant Technology	17,000	9,580
United Recommend International Co., Ltd.	38,150	82,833
United Renewable Energy Co., Ltd.	1,045,000	388,321
Univacco Technology, Inc.	58,000	60,116
Universal Cement Corp.	345,300	372,744
Universal Microelectronics Co., Ltd.	38,000	28,767
Universal Textile Co., Ltd.	32,000	23,881
#Universal Vision Biotechnology Co., Ltd.	31,239	245,599
UPC Technology Corp.	571,000	241,117
Userjoy Technology Co., Ltd.	26,050	64,641

92

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
USI Corp.	194,000	$94,432
Usun Technology Co., Ltd.	30,000	29,759
U-Tech Media Corp.	66,000	45,605
Utechzone Co., Ltd.	39,000	108,154
UVAT Technology Co., Ltd.	19,000	29,525
Value Valves Co., Ltd.	29,000	85,766
#Vanguard International Semiconductor Corp.	823,000	2,173,638
Ventec International Group Co., Ltd.	44,000	113,236
VIA Labs, Inc.	6,000	35,931
Via Technologies, Inc.	27,000	106,136
Viking Tech Corp.	45,000	66,059
#Visco Vision, Inc.	42,000	326,976
VisEra Technologies Co., Ltd.	33,000	276,165
Visual Photonics Epitaxy Co., Ltd.	70,000	332,136
Voltronic Power Technology Corp.	28,000	1,332,842
#Wafer Works Corp.	657,000	796,987
#Waffer Technology Corp.	79,000	230,483
Wah Hong Industrial Corp.	41,000	45,958
Wah Lee Industrial Corp.	134,000	518,519
#Walsin Lihwa Corp.	1,415,279	1,603,826
Walsin Technology Corp.	409,000	1,400,513
Walton Advanced Engineering, Inc.	266,000	146,634
#Wan Hai Lines, Ltd.	161,150	250,915
*We & Win Development Co., Ltd.	126,000	67,330
*We&Win Diversification Co., Ltd.	52,000	75,696
WEI Chih Steel Industrial Co., Ltd.	88,000	71,887
#Wei Chuan Foods Corp.	290,000	168,770
#Weikeng Industrial Co., Ltd.	560,000	588,170
Well Shin Technology Co., Ltd.	68,000	126,761
Welldone Co.	33,000	54,321
Wha Yu Industrial Co., Ltd.	59,000	29,806
Wholetech System Hitech, Ltd.	62,000	207,543
Win Semiconductors Corp.	197,000	883,300
#Winbond Electronics Corp.	1,619,919	1,293,468
Winmate, Inc.	23,000	104,186
#Winstek Semiconductor Co., Ltd.	132,000	533,075
#WinWay Technology Co., Ltd.	7,000	179,934
Wisdom Marine Lines Co., Ltd.	539,000	1,127,262
#*Wiselink Co., Ltd.	13,000	47,310
#Wistron Corp.	1,043,000	3,635,541
Wistron Information Technology & Services Corp.	51,176	217,673
#Wistron NeWeb Corp.	357,890	1,654,150
Wiwynn Corp.	20,000	1,449,542
Wonderful Hi-Tech Co., Ltd.	110,000	129,384
#Wowprime Corp.	84,686	611,179
WPG Holdings, Ltd.	737,000	1,998,560
WT Microelectronics Co., Ltd.	159,027	732,573
WW Holding, Inc.	5,294	19,672
*XAC Automation Corp.	17,000	14,488
XinTec, Inc.	128,000	459,923
Ya Horng Electronic Co., Ltd.	33,000	62,429
#Yageo Corp.	87,122	1,672,233
Yankey Engineering Co., Ltd.	27,951	327,906
Yao Sheng Electronic Co., Ltd.	26,000	127,756
#YC INOX Co., Ltd.	312,000	243,376
YCC Parts Manufacturing Co., Ltd.	28,000	66,298
*Yea Shin International Development Co., Ltd.	176,674	236,021
*Yeh-Chiang Technology Corp.	23,000	26,841

93

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Yem Chio Co., Ltd.	624,000	$400,516
#Yen Sun Technology Corp.	51,000	99,143
#*Yeong Guan Energy Technology Group Co., Ltd.	94,000	137,989
YFC-Boneagle Electric Co., Ltd.	79,000	57,500
YFY, Inc.	906,000	863,930
*Yieh Hsing Enterprise Co., Ltd.	61,000	21,918
Yieh Phui Enterprise Co., Ltd.	510,250	241,320
Yonyu Plastics Co., Ltd.	12,000	11,443
#Youngtek Electronics Corp.	86,000	197,555
#Yuan High-Tech Development Co., Ltd.	4,000	15,540
*Yuanta Financial Holding Co., Ltd.	4,131,037	3,888,468
Yuanta Futures Co., Ltd.	66,000	165,801
Yuen Foong Yu Consumer Products Co., Ltd.	71,000	119,271
#Yulon Motor Co., Ltd.	523,536	1,104,567
#Yungshin Construction & Development Co., Ltd.	96,000	604,386
YungShin Global Holding Corp.	169,000	253,536
Yusin Holding Corp.	18,000	66,888
#Zeng Hsing Industrial Co., Ltd.	58,297	177,243
Zenitron Corp.	131,000	142,820
Zero One Technology Co., Ltd.	183,000	421,504
#Zhen Ding Technology Holding, Ltd.	401,000	1,428,536
#*Zhong Yang Technology Co., Ltd.	28,000	60,365
Zig Sheng Industrial Co., Ltd.	401,000	183,493
#*Zinwell Corp.	279,000	171,794
Zippy Technology Corp.	85,000	141,223
#Zyxel Group Corp.	767,365	978,000

TOTAL TAIWAN		686,592,248

THAILAND — (1.5%)
AAPICO Hitech PCL	101,600	58,942
*Absolute Clean Energy PCL, Class F	1,814,600	68,060
Advanced Info Service PCL	185,800	990,165
Advanced Info Service PCL, Class F	83,200	443,389
Advanced Information Technology PCL	2,500	290
Advanced Information Technology PCL, Class F	521,200	60,474
After You PCL	218,400	54,217
Airports of Thailand PCL	363,600	640,175
Airports of Thailand PCL, Class F	210,200	370,090
Amata Corp. PCL	644,000	394,463
Amata Corp. PCL, Class F	148,500	90,959
*Ananda Development PCL, Class F	375,000	8,196
AP Thailand PCL	2,916,500	849,924
Asia Plus Group Holdings PCL	8,100	581
Asia Plus Group Holdings PCL, Class F	1,657,600	118,975
Asian Alliance International PCL, Class F	511,400	72,446
Asian Sea Corp. PCL, Class F	274,200	61,410
Asset World Corp. PCL	13,500	1,603
Asset World Corp. PCL, Class F	1,286,000	152,682
Assetwise PCL, Class F	223,700	48,591
B Grimm Power PCL, Class F	29,500	20,497
B Grimm Power PCL, Class R	83,200	57,809
Bangchak Corp. PCL	1,073,000	1,216,028
Bangchak Sriracha PCL	232,900	55,617
Bangkok Bank PCL	153,800	568,554
Bangkok Bank PCL, Class F	67,400	249,158
Bangkok Chain Hospital PCL	747,600	405,471
Bangkok Dusit Medical Services PCL	1,854,300	1,451,017
Bangkok Expressway & Metro PCL, Class F	1,213,400	271,755
Bangkok Expressway & Metro PCL, Class R	664,900	148,912

94

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Bangkok Insurance PCL	100	$788
Bangkok Insurance PCL, Class F	37,620	296,412
*Bangkok Land PCL	35,700	655
*Bangkok Land PCL, Class F	12,826,600	235,350
#Banpu PCL	7,274,200	1,089,363
Banpu Power PCL	1,500	579
Banpu Power PCL	156,500	60,387
BCPG PCL	237,800	43,312
BCPG PCL	1,700	310
BEC World PCL	24,600	3,213
BEC World PCL	597,069	77,977
Berli Jucker PCL	27,100	17,916
Berli Jucker PCL, Class F	317,500	209,896
Betagro PCL	125,000	80,613
*Better World Green PCL	3,294,200	40,889
*Better World Green PCL	55,200	685
Brooker Group PCL (The)	97,400	1,340
#BTS Group Holdings PCL	1,355,600	232,274
BTS Group Holdings PCL	463,400	79,401
Bumrungrad Hospital PCL	202,000	1,335,402
Bumrungrad Hospital PCL, Class F	32,300	213,532
Cal-Comp Electronics Thailand PCL	10,616	647
Cal-Comp Electronics Thailand PCL	4,407,041	268,751
Carabao Group PCL	59,300	109,607
Carabao Group PCL, Class F	35,000	64,692
Central Pattana PCL	38,400	65,796
Central Pattana PCL, Class F	220,500	377,813
*Central Plaza Hotel PCL	26,800	32,542
*Central Plaza Hotel PCL, Class F	120,300	146,074
Central Retail Corp. PCL, Class F	110,300	102,681
Central Retail Corp. PCL, Class R	447,100	416,216
CH Karnchang PCL	77,500	47,470
CH Karnchang PCL, Class F	332,400	203,602
#Charoen Pokphand Foods PCL	1,500,200	801,510
Chularat Hospital PCL	935,200	73,181
Chularat Hospital PCL	4,680,600	366,264
*CK Power PCL	4,100	431
*CK Power PCL, Class F	639,000	67,245
Com7 PCL	92,800	45,824
Com7 PCL, Class F	261,600	129,177
*CP ALL PCL	278,400	431,948
*CP ALL PCL, Class F	316,400	490,907
CP Axtra PCL, Class F	160,700	140,927
Delta Electronics Thailand PCL	62,000	117,107
Delta Electronics Thailand PCL	102,500	193,605
Dhipaya Group Holdings PCL, Class F	163,500	134,559
Diamond Building Products PCL	218,500	47,167
Diamond Building Products PCL	1,300	281
Dohome PCL	470,299	137,054
Don Muang Tollway PCL, Class F	300,500	96,491
Dynasty Ceramic PCL	11,200	547
Dynasty Ceramic PCL, Class F	2,660,189	129,923
Eastern Polymer Group PCL	436,700	80,718
Eastern Water Resources Development and Management PCL, Class F	341,600	32,261
*Ekachai Medical Care PCL	12,537	2,622
*Ekachai Medical Care PCL	240,790	50,354
Electricity Generating PCL	28,200	85,604
Electricity Generating PCL	29,200	88,640

95

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Energy Absolute PCL	418,800	$347,493
Energy Absolute PCL	33,800	28,045
Erawan Group PCL (The)	962,000	125,117
Erawan Group PCL (The)	797,100	103,670
Exotic Food PCL	400	329
Exotic Food PCL, Class F	31,600	26,006
#Forth Corp. PCL	29,500	13,055
Forth Corp. PCL	2,900	1,283
Forth Smart Service PCL, Class F	251,400	39,006
Frasers Property Thailand PCL, Class R	1,000	389
GFPT PCL	445,900	155,211
GFPT PCL	61,200	21,303
Global Power Synergy PCL	4,000	5,289
Global Power Synergy PCL, Class F	120,500	159,323
Gulf Energy Development PCL, Class F	296,300	321,805
Gulf Energy Development PCL, Class R	68,700	74,613
#Gunkul Engineering PCL	3,974,600	276,699
#Gunkul Engineering PCL	894,300	62,258
Haad Thip PCL	400	193
Haad Thip PCL, Class F	246,000	118,818
Hana Microelectronics PCL	402,700	421,064
Hana Microelectronics PCL, Class F	115,700	120,976
Home Product Center PCL	457,500	128,386
Home Product Center PCL	324,200	90,979
Ichitan Group PCL	448,200	218,900
Ichitan Group PCL, Class F	229,300	111,989
Index Livingmall PCL, Class F	183,000	102,709
Indorama Ventures PCL	174,500	112,535
Indorama Ventures PCL, Class F	222,500	143,490
Interpharma PCL	85,700	22,893
Intouch Holdings PCL	400	723
Intouch Holdings PCL, Class F	35,400	63,999
IRPC PCL	4,149,000	220,549
*Italian-Thai Development PCL	16,700	329
*Italian-Thai Development PCL, Class F	2,788,400	54,925
Jasmine International PCL	2,417,800	208,768
Jasmine International PCL	1,105,500	95,456
*Jasmine Technology Solution PCL	40,000	54,506
Karmarts PCL	837,400	361,533
Karmarts PCL, Class F	112,700	48,656
Kasikornbank PCL	77,900	274,311
KCE Electronics PCL	438,500	464,412
KGI Securities Thailand PCL	5,500	656
KGI Securities Thailand PCL, Class F	1,102,800	131,527
Khon Kaen Sugar Industry PCL	5,200	334
Khon Kaen Sugar Industry PCL, Class F	1,143,580	73,441
Kiatnakin Phatra Bank PCL	68,700	96,395
Kiatnakin Phatra Bank PCL, Class F	44,000	61,738
Krung Thai Bank PCL	225,000	101,997
Krung Thai Bank PCL, Class F	615,043	278,811
Krungthai Card PCL	85,400	99,088
Lalin Property PCL	1,500	302
Land & Houses PCL	2,660,000	534,728
Land & Houses PCL, Class F	482,900	97,075
Lanna Resources PCL	900	342
Lanna Resources PCL	239,300	91,045
LH Financial Group PCL, Class F	3,262,000	85,379
LH Financial Group PCL, Class R	4,900	128

96

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Loxley PCL	4,900	$196
LPN Development PCL	4,000	376
LPN Development PCL	770,300	72,333
Major Cineplex Group PCL	608,600	243,046
*Malee Group PCL	107,600	39,777
*Malee Group PCL, Class F	55,600	20,554
MBK PCL	2,300	1,055
MBK PCL	270,600	124,128
MC Group PCL	227,900	75,639
MC Group PCL, Class F	166,500	55,260
MCS Steel PCL	227,600	49,131
Mega Lifesciences PCL	51,400	56,865
Mega Lifesciences PCL	182,700	202,124
Minor International PCL	1,872,600	1,667,453
Minor International PCL, Class F	140,100	124,752
MK Restaurants Group PCL	400	402
MK Restaurants Group PCL, Class F	152,000	152,779
Namyong Terminal PCL	499,400	59,292
Namyong Terminal PCL	67,500	8,014
Netbay PCL	300	164
Netbay PCL, Class F	99,200	54,070
Noble Development PCL	2,400	241
Noble Development PCL, Class F	716,800	71,951
Nonthavej Hospital PCL	200	190
Northeast Rubber PCL, Class F	1,416,500	212,131
Northeast Rubber PCL, Class R	225,300	33,740
NSL Foods PCL, Class F	16,500	11,465
NSL Foods PCL, Class R	26,600	18,482
*Nusasiri PCL	6,515,100	52,740
Origin Property PCL	2,500	479
Origin Property PCL, Class F	646,600	123,876
Osotspa PCL	203,400	118,001
Osotspa PCL, Class F	145,200	84,236
Plan B Media PCL	1,064,300	239,798
Plan B Media PCL, Class F	446,400	100,578
*Platinum Group PCL (The)	3,800	258
*Platinum Group PCL (The), Class F	680,900	46,300
Polyplex Thailand PCL	329,100	84,806
Praram 9 Hospital PCL, Class F	136,550	71,481
Praram 9 Hospital PCL, Class R	179,100	93,754
Precious Shipping PCL	1,197,300	253,611
Prima Marine PCL	1,137,900	234,888
Prima Marine PCL, Class R	4,200	867
Property Perfect PCL	4,473,200	30,175
Pruksa Holding PCL	494,500	154,781
Pruksa Holding PCL	2,400	751
*PSG Corp. PCL, Class F	3,822,400	63,947
PTG Energy PCL	759,300	179,274
PTG Energy PCL, Class F	575,100	135,783
PTT Exploration & Production PCL	773,100	3,264,710
PTT Global Chemical PCL	494,800	490,661
PTT Global Chemical PCL, Class F	316,700	314,051
PTT Oil & Retail Business PCL, Class F	426,400	215,156
PTT PCL	5,781,200	5,264,854
Quality Houses PCL	475,100	27,947
Quality Houses PCL, Class F	5,477,651	322,215
R&B Food Supply PCL	36,000	10,880
R&B Food Supply PCL, Class F	207,000	62,558

97

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
*Rabbit Holdings PCL, Class F	3,481,500	$37,577
Rajthanee Hospital PCL	13,700	9,334
Rajthanee Hospital PCL	400	273
Ramkhamhaeng Hospital PCL, Class F	12,000	10,119
Ratch Group PCL	309,750	240,294
Ratch Group PCL, Class F	28,700	22,265
Ratchaphruek Hospital PCL	1,500	247
Ratchaphruek Hospital PCL	408,700	67,271
#Regional Container Lines PCL	446,200	248,023
Regional Container Lines PCL, Class F	48,200	26,792
*Roctec Global PCL, Class F	1,422,400	29,937
Rojana Industrial Park PCL	324,000	67,755
Rojana Industrial Park PCL, Class F	459,500	96,091
RS PCL	319,700	112,145
S Hotels & Resorts PCL	191,100	12,685
#S Hotels & Resorts PCL, Class F	757,800	50,302
Sabina PCL	9,200	6,392
Sabina PCL	109,600	76,152
Sabuy Technology PCL, Class F	157,800	10,645
Sahamitr Pressure Container PCL	800	206
Sahamitr Pressure Container PCL, Class F	89,807	23,142
*Samart Corp. PCL	319,800	53,070
*Samart Corp. PCL	121,900	20,229
Sansiri PCL	545,200	25,009
Sansiri PCL	17,867,000	819,587
Sappe PCL	27,400	72,086
Sappe PCL, Class F	49,600	130,491
SC Asset Corp. PCL	1,174,000	119,744
SC Asset Corp. PCL	5,300	541
SCB X PCL	181,100	520,430
SCB X PCL	30,800	88,510
*»SCG Ceramics PCL, Class F	342,500	9,149
SCG Packaging PCL	124,600	109,269
SCG Packaging PCL, Class F	154,000	135,051
*SCGJWD Logistics PCL	22,700	9,004
*SEN X PCL, Class R	1,377,100	17,465
Sena Development PCL	146,500	11,464
*Sermsang Power Corp. Co., Ltd.	311,670	65,597
*Sermsang Power Corp. Co., Ltd., Class R	1,331	280
*Seven Utilities and Power PLC, Class F	2,569,100	23,570
Siam Cement PCL (The)	28,700	192,831
Siam Cement PCL (The)	25,400	170,658
Siam City Cement PCL	300	1,125
Siam City Cement PCL, Class F	31,000	116,271
Siam Global House PCL	45,283	19,794
Siam Global House PCL	368,103	160,908
Siam Wellness Group PCL, Class F	478,500	106,520
Siamgas & Petrochemicals PCL	2,400	499
Siamgas & Petrochemicals PCL	128,400	26,678
Sikarin PCL	1,800	495
Sikarin PCL, Class F	175,500	48,303
*Singer Thailand PCL	317,300	86,474
Singha Estate PCL	2,888,400	63,910
SiS Distribution Thailand PCL, Class F	49,100	36,765
SISB PCL, Class R	113,500	118,676
*SKY ICT PCL, Class F	40,845	29,758
SNC Former PCL, Class F	10,200	1,885
Somboon Advance Technology PCL	1,000	443

98

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Somboon Advance Technology PCL, Class F	219,600	$97,179
SPCG PCL	565,975	172,572
SPCG PCL	1,800	549
Sri Trang Agro-Industry PCL	1,284,900	606,739
Sri Trang Gloves Thailand PCL, Class F	799,977	199,670
Srinanaporn Marketing PCL, Class F	49,200	22,436
Srinanaporn Marketing PCL, Class R	173,700	79,210
Srivichai Vejvivat PCL	131,900	28,651
*Star Petroleum Refining PCL	773,300	166,929
*Star Petroleum Refining PCL	230,800	49,822
Starflex PCL, Class F	144,300	12,382
Stars Microelectronics Thailand PCL	1,600	119
Supalai PCL	364,300	194,634
Supalai PCL	368,000	196,611
*Super Energy Corp. PCL, Class F	11,997,491	100,357
*Super Energy Corp. PCL, Class R	32,600	273
Susco PCL	532,200	57,442
Susco PCL, Class F	96,500	10,416
SVI PCL	265,900	48,789
Synnex Thailand PCL	148,500	46,882
TAC Consumer PCL	341,200	50,176
Taokaenoi Food & Marketing PCL	276,300	77,537
Taokaenoi Food & Marketing PCL, Class F	147,300	41,336
Thai Oil PCL	152,000	223,529
Thai Oil PCL	372,733	548,137
Thai Solar Energy PCL	651,400	20,741
Thai Union Group PCL	1,612,500	648,307
Thai Vegetable Oil PCL, Class F	300,520	160,558
Thaicom PCL	171,100	59,095
#Thaicom PCL	457,600	158,049
Thaifoods Group PCL	5,100	523
Thaifoods Group PCL, Class F	1,126,400	115,497
Thaire Life Assurance PCL, Class F	84,180	5,088
Thaitheparos PCL	300	344
Thanachart Capital PCL	1,800	2,380
Thanachart Capital PCL, Class F	121,500	160,645
Thonburi Healthcare Group PCL, Class F	101,000	109,012
Thonburi Healthcare Group PCL, Class R	8,400	9,066
Thoresen Thai Agencies PCL	678,600	115,358
Thoresen Thai Agencies PCL, Class F	654,700	111,296
Tipco Asphalt PCL	366,700	158,316
Tipco Asphalt PCL, Class F	451,400	194,884
Tisco Financial Group PCL	92,900	243,781
Tisco Financial Group PCL, Class F	45,300	118,873
TKS Technologies PCL	36,700	8,021
TKS Technologies PCL	146,000	31,911
TMBThanachart Bank PCL	3,040,400	148,492
TMBThanachart Bank PCL	2,954,900	144,316
TOA Paint Thailand PCL	1,000	681
TOA Paint Thailand PCL	186,700	127,204
TPI Polene PCL	19,900	736
TPI Polene PCL, Class F	3,487,793	128,934
TPI Polene Power PCL	1,438,000	128,822
TPI Polene Power PCL	9,000	806
TQM Alpha PCL, Class F	183,662	123,895
Triple i Logistics PCL	215,500	49,427
*True Corp. PCL, Class F	972,300	202,016
*True Corp. PCL, Class R	4,531,391	941,492

99

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
TTW PCL	649,232	$157,666
TTW PCL	2,800	680
Union Auction PCL	600	147
Union Auction PCL, Class F	166,500	40,659
Unique Engineering & Construction PCL	237,000	20,080
United Paper PCL	116,900	36,275
United Paper PCL, Class R	1,100	341
Univanich Palm Oil PCL	2,100	490
Univanich Palm Oil PCL, Class F	576,200	134,488
VGI PCL	2,879,100	132,846
WHA Corp. PCL	2,134,800	288,019
WHA Corp. PCL, Class F	1,005,000	135,591
WHA Utilities and Power PCL	576,600	60,678
WHA Utilities and Power PCL	2,300	242
WICE Logistics PCL, Class F	121,900	17,104
Workpoint Entertainment PCL, Class F	64,100	15,134
*Xspring Capital PCL, Class F	2,110,100	64,909
#*Xspring Capital PCL, Class R	2,882,500	88,668
*YGGDRAZIL Group PCL, Class F	185,300	33,750

TOTAL THAILAND		54,033,883

TURKEY — (1.2%)
Adel Kalemcilik Ticaret ve Sanayi AS	4,196	97,200
Afyon Cimento Sanayi TAS	124,875	56,852
Agesa Hayat ve Emeklilik AS	27,358	71,740
Akbank TAS	2,566,295	4,712,252
Akcansa Cimento AS	20,013	93,338
Aksa Akrilik Kimya Sanayii AS	54,470	195,830
*Aksa Enerji Uretim AS	7,117	8,454
*Aksigorta AS	286,810	65,819
Alarko Holding AS	33,677	121,284
*Albaraka Turk Katilim Bankasi AS	1,522,959	235,666
*Alkim Alkali Kimya AS	19,912	24,797
*Anadolu Anonim Turk Sigorta Sirketi	77,726	216,062
Anadolu Efes Biracilik Ve Malt Sanayii AS	66,715	376,059
Anadolu Hayat Emeklilik AS	39,736	68,116
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	14,142	51,411
Arcelik AS	13,851	74,011
ARD Grup Bilisim Teknolojileri AS	127,663	173,968
Arena Bilgisayar Sanayi ve Ticaret AS	18,201	30,919
Aselsan Elektronik Sanayi Ve Ticaret AS	82,351	154,520
*Aydem Yenilenebilir Enerji AS	93,876	81,882
Aygaz AS	21,992	133,067
Aztek Teknoloji Urunleri Ticaret AS	9,201	28,845
*Banvit Bandirma Vitaminli Yem Sanayii AS	8,385	46,798
*Baticim Bati Anadolu Cimento Sanayii AS	40,667	171,202
*Batisoke Soke Cimento Sanayii TAS	12,851	9,169
Bera Holding AS	479,207	280,480
BIM Birlesik Magazalar AS	123,243	1,473,138
*Biotrend Cevre VE Enerji Yatirimlari AS	98,442	56,402
Bogazici Beton Sanayi Ve Ticaret AS	59,337	69,167
*Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	2,852	52,985
Borusan Yatirim ve Pazarlama AS	730	72,884
Bosch Fren Sistemleri Sanayi ve Ticaret AS	2,255	70,063
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	16,865	65,686
Bursa Cimento Fabrikasi AS	657,771	172,079
*Can2 Termik AS	131,960	74,506
Celebi Hava Servisi AS	447	25,321
Cemtas Celik Makina Sanayi Ve Ticaret AS	77,862	26,093

100

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
Cimsa Cimento Sanayi VE Ticaret AS	245,953	$242,637
Coca-Cola Icecek AS	39,323	880,552
Deva Holding AS	24,785	57,682
*Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	121,606	52,020
Dogus Otomotiv Servis ve Ticaret AS	38,702	339,187
*EGE Endustri VE Ticaret AS	554	299,446
*EGE Gubre Sanayii AS	33,384	47,019
ΩEnerjisa Enerji AS	59,021	124,052
Enka Insaat ve Sanayi AS	31,695	37,592
Erbosan Erciyas Boru Sanayii ve Ticaret AS	7,499	53,203
Eregli Demir ve Celik Fabrikalari TAS	348,467	463,453
Escar Turizm Tasimacilik Ticaret AS	10,896	92,212
*Esenboga Elektrik Uretim AS	1	1
*Europap Tezol Kagit Sanayi VE Ticaret AS	61,316	42,157
*Europen Endustri Insaat Sanayi VE Ticaret AS	22,073	10,595
Ford Otomotiv Sanayi AS	14,976	515,289
Galata Wind Enerji AS	58,260	50,997
*Gersan Elektrik Ticaret ve Sanayi AS	23,566	29,945
Global Yatirim Holding AS	420,162	175,973
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,165	123,487
*Gubre Fabrikalari TAS	1,750	8,329
*Hektas Ticaret TAS	—	—
*Hitit Bilgisayar Hizmetleri AS	15,623	37,831
*Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	365,390	105,747
Is Yatirim Menkul Degerler AS	388,610	448,666
*Isiklar Enerji ve Yapi Holding AS	195,519	29,651
*Izmir Demir Celik Sanayi AS	367,157	83,124
*Jantsa Jant Sanayi Ve Ticaret AS	3,246	30,503
*Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	40,756	32,326
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	1,126,848	905,613
*Karel Elektronik Sanayi ve Ticaret AS	680	316
*Karsan Otomotiv Sanayii Ve Ticaret AS	205,880	96,401
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	1,026,632	76,419
Kervan Gida Sanayi Ve Ticaret AS	43,062	37,587
KOC Holding AS	363,414	2,537,887
Kocaer Celik Sanayi Ve Ticaret AS	30,041	53,863
*Konya Cimento Sanayii AS	539	190,452
*Kordsa Teknik Tekstil AS	52,106	161,099
Koza Altin Isletmeleri AS	47,397	34,051
LDR Turizm AS	14,328	32,505
Logo Yazilim Sanayi Ve Ticaret AS	27,777	77,557
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	19,613	52,218
*Loras Holding A.S	503,408	48,356
ΩMavi Giyim Sanayi Ve Ticaret AS, Class B	275,701	787,681
*MIA Teknoloji AS	186,788	324,232
Migros Ticaret AS	54,918	749,734
*ΩMLP Saglik Hizmetleri AS	41,219	297,909
*Naturel Yenilenebilir Enerji Ticaret AS	39,321	66,615
*NET Holding AS	111,593	106,780
Nuh Cimento Sanayi AS	24,165	227,458
*ODAS Elektrik Uretim ve Sanayi Ticaret AS	915,165	270,226
*Orge Enerji Elektrik Taahhut AS	24,950	53,943
Osmanli Yatirim Menkul Degerler AS	3,373	26,774
Otokar Otomotiv Ve Savunma Sanayi A.S.	6,810	110,112
*Oyak Cimento Fabrikalari AS	150,463	281,626
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	5,320	13,227
*Pegasus Hava Tasimaciligi AS	30,603	977,360
*Peker Gayrimenkul Yatirim Ortakligi AS	141,529	35,146

101

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
*Penta Teknoloji Urunleri Dagitim Ticaret AS	18,125	$10,150
*Petkim Petrokimya Holding AS	234,903	150,331
Polisan Holding AS	73,453	29,675
Politeknik Metal Sanayi ve Ticaret AS	85	48,569
*Reysas Tasimacilik ve Lojistik Ticaret AS	992	1,287
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	105,954	110,678
*Sasa Polyester Sanayi AS	33,274	42,424
*Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	19,972	48,517
*Sekerbank Turk AS	1,135,789	170,492
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	30,491	49,631
Sok Marketler Ticaret AS	264,234	475,803
SUN Tekstil Sanayi Ve Ticaret AS	19,486	10,593
Suwen Tekstil Sanayi Pazarlama AS	37,164	22,579
*Tat Gida Sanayi AS	15,921	13,159
*TAV Havalimanlari Holding AS	47,285	321,158
Tekfen Holding AS	210,579	336,586
*Teknosa Ic Ve Dis Ticaret AS	64,000	79,742
Tofas Turk Otomobil Fabrikasi AS	48,071	408,677
*Tukas Gida Sanayi ve Ticaret AS	366,386	102,980
*Tumosan Motor ve Traktor Sanayi AS	21,910	113,690
*Turcas Petrol AS	27,817	22,648
*Turk Hava Yollari AO	234,942	2,365,638
*Turk Telekomunikasyon AS	157,771	196,772
Turk Traktor ve Ziraat Makineleri AS	5,772	163,915
Turkcell Iletisim Hizmetleri AS	743,677	1,855,948
Turkiye Garanti Bankasi AS	237,037	603,639
Turkiye Is Bankasi AS	3,184,335	1,348,423
Turkiye Petrol Rafinerileri AS	994,238	6,012,751
Turkiye Sigorta AS	123,472	252,653
Turkiye Sise ve Cam Fabrikalari AS	315,608	491,302
*Turkiye Vakiflar Bankasi TAO	273,242	166,090
*Ulker Biskuvi Sanayi AS	264,722	934,558
*Usak Seramik Sanayii AS	26,199	7,437
*Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,837	25,111
Vestel Beyaz Esya Sanayi ve Ticaret AS	411,125	281,901
*Vestel Elektronik Sanayi ve Ticaret AS	199,733	515,118
Yapi ve Kredi Bankasi AS	2,003,620	1,997,648
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	16,919	16,565
Ziraat Gayrimenkul Yatirim Ortakligi AS	189,343	43,159
*Zorlu Enerji Elektrik Uretim AS	839,959	171,486

TOTAL TURKEY		42,804,371

UNITED ARAB EMIRATES — (1.5%)
Abu Dhabi Commercial Bank PJSC	1,575,606	3,581,995
Abu Dhabi Islamic Bank PJSC	983,786	2,989,205
Abu Dhabi National Hotels	3,684,653	638,035
Abu Dhabi National Insurance Co. PSC	508	801
Abu Dhabi National Oil Co. for Distribution PJSC	1,078,286	1,024,590
*Abu Dhabi Ports Co. PJSC	435,395	688,732
Abu Dhabi Ship Building Co. PJSC	30,040	33,370
ADNOC Drilling Co. PJSC	647,797	680,796
*<»Agility Global PLC	1,702,636	602,637
Agthia Group PJSC	276,833	430,373
Air Arabia PJSC	2,076,967	1,515,498
*Ajman Bank PJSC	1,923,517	984,566
AL Yah Satellite Communications Co-Pjsc-Yah Sat	770,401	503,407
Aldar Properties PJSC	1,074,223	1,596,901
*Alpha Dhabi Holding PJSC	10,083	38,763
Amanat Holdings PJSC	1,173,187	332,194

102

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED ARAB EMIRATES — (Continued)
*Apex Investment Co. PSC	622,167	$301,521
*Aramex PJSC	506,228	356,974
Burjeel Holdings PLC	676,682	541,655
Dana Gas PJSC	5,914,292	1,111,073
Deyaar Development PJSC	1,059,360	216,320
Dubai Electricity & Water Authority PJSC	1,290,939	825,970
Dubai Financial Market PJSC	705,404	265,038
Dubai Investments PJSC	1,775,305	1,053,708
Dubai Islamic Bank PJSC	2,045,729	3,096,804
Emaar Development PJSC	1,021,443	2,324,938
Emaar Properties PJSC	4,053,132	9,059,929
Emirates Driving Co.	99,825	80,721
Emirates Integrated Telecommunications Co. PJSC	173,066	275,650
Emirates NBD Bank PJSC	1,328,073	6,146,980
*Emirates Reem Investments PJSC	29,205	20,833
»Emirates Telecommunications Group Co. PJSC	998,669	4,622,335
*EMSTEEL Building Materials PJSC	1,905,762	741,986
Fertiglobe PLC	795,513	604,286
First Abu Dhabi Bank PJSC	1,099,840	3,737,102
*Ghitha Holding PJSC	31,300	302,526
*Gulf Navigation Holding PJSC	439,374	878,054
*Gulf Pharmaceutical Industries PSC	121,264	31,068
*Islamic Arab Insurance Co.	652	71
*Manazel PJSC	1,338,054	138,436
National Central Cooling Co. PJSC	131,946	109,210
*National Corp. for Tourism & Hotels	145,574	120,886
*Palms Sports PrJSC	159,354	421,716
RAK Properties PJSC	1,336,320	443,875
Ras Al Khaimah Ceramics	448,369	336,927
Salik Co PJSC	761,879	717,717
Taaleem Holdings PJSC	154,713	157,961
TECOM Group PJSC	144,913	108,895
*»Union Properties PJSC	1,763,046	206,406

TOTAL UNITED ARAB EMIRATES		54,999,434

TOTAL COMMON STOCKS		3,568,076,963

PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
*Alpargatas SA, Preference	86,612	158,081
*Banco ABC Brasil SA	122	538
Banco ABC Brasil SA	95,015	424,379
ΩBanco BMG SA, Preference	175,074	110,454
Banco Bradesco SA, Preference	682,589	1,843,732
Banco do Estado do Rio Grande do Sul SA, Preference B	182,474	443,590
Banco Mercantil do Brasil SA, Preference	14,106	62,459
Banco Pan SA	138,257	243,806
Banco Pine SA	67,991	56,669
Centrais Eletricas Brasileiras SA, Preference B	52,000	416,955
Cia de Ferro Ligas da Bahia FERBASA, Preference	25,500	39,113
Cia De Sanena Do Parana, Preference	542,865	539,398
Cia Energetica de Minas Gerais	540,266	1,018,386
Cia Energetica do Ceara, Preference A	5,694	37,934
Companhia Paranaense de Energia, Preference B	421,350	738,954
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	99,800	480,794
Eucatex SA Industria e Comercio, Preference	64,340	189,180
Gerdau SA, Preference	128,610	453,091
Itau Unibanco Holding SA, Preference	993,200	6,009,290
Marcopolo SA, Preference	600,080	762,966

103

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Petroleo Brasileiro SA	3,633,800	$29,459,643
Raizen SA	1,035,773	611,500
Randon SA Implementos e Participacoes, Preference	170,019	350,659
Schulz SA	101,532	120,669
Taurus Armas SA	63,200	149,492
Track & Field Co. SA	40,195	87,244
Unipar Carbocloro SA	23,705	241,436
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Preference A	439,600	670,880

TOTAL BRAZIL		45,721,292

COLOMBIA — (0.0%)
Bancolombia SA, Preference	7,403	61,058
Grupo Aval Acciones y Valores SA	32,705	3,890
Grupo de Inversiones Suramericana SA	23,878	141,846

TOTAL COLOMBIA		206,794

INDIA — (0.0%)
*<»Sundaram-Clayton, Ltd.	134	16
»TVS Holdings, Ltd.	134,676	17,675

TOTAL INDIA		17,691

TOTAL PREFERRED STOCKS		45,945,777

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Grupo Casas Bahia SA 09/19/2024	343,252	662

TOTAL BRAZIL		662

INDIA — (0.0%)
*Jyoti Structures, Ltd. 05/08/2024	5,697	786

TOTAL INDIA		786

TAIWAN — (0.0%)
*Chlitina Holding, Ltd. 05/14/2024	1,237	1,216
*Eris Technology Corp. 05/30/2024	717	1,268

TOTAL TAIWAN		2,484

THAILAND — (0.0%)
*Better World Green PCL 12/31/2025	93,566	—
*Better World Green PCL 12/31/2025	549,033	—
*Northeast Rubber PCL - NVDR 12/31/2024	37,550	51
*Northeast Rubber PCL 12/31/2024	236,083	—
*Roctec Global PCL 02/05/2027	214,250	231
*RS PCL 01/16/2026	22,640	2,871
*RS PCL 12/31/2025	5,874	745
*Thaifoods Group PCL 01/03/2028	510	—
*Thaifoods Group PCL 01/03/2028	112,640	—

TOTAL THAILAND		3,898

TOTAL RIGHTS/WARRANTS		7,830

TOTAL INVESTMENT SECURITIES — (99.3%) (Cost $3,160,817,110)		3,614,030,570

SECURITIES LENDING COLLATERAL — (0.7%)
@§The DFA Short Term Investment Fund	2,079,350	24,053,917

TOTAL INVESTMENTS — (100.0%) (Cost $3,184,871,027)		$3,638,084,487

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

104

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2024
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Brazil	$128,323,643	$—	$—		$128,323,643
Chile	13,656,718	—	—		13,656,718
China	836,071,223	713,726	—		836,784,949
Colombia	3,110,901	—	—		3,110,901
Czechia	2,785,181	—	—		2,785,181
Egypt	1,046,221	—	—		1,046,221
Greece	15,908,993	—	—		15,908,993
Hungary	6,097,362	—	—		6,097,362
India	754,998,725	—	43		754,998,768
Indonesia	61,246,915	2,835	—		61,249,750
Korea, Republic of	427,882,069	903,051	—		428,785,120
Kuwait	22,823,745	—	—		22,823,745
Malaysia	57,989,582	—	—		57,989,582
Mexico	77,255,737	—	—		77,255,737
Peru	1,577,707	—	—		1,577,707
Philippines	18,121,145	—	—		18,121,145
Poland	35,617,284	—	—		35,617,284
Qatar	28,149,403	—	—		28,149,403
Saudi Arabia	148,774,495	—	—		148,774,495
South Africa	86,590,323	—	—		86,590,323
Taiwan	686,592,248	—	—		686,592,248
Thailand	34,559,607	19,474,276	—		54,033,883
Turkey	42,804,371	—	—		42,804,371
United Arab Emirates	49,568,056	4,828,741	602,637		54,999,434
Preferred Stocks
Brazil	45,721,292	—	—		45,721,292
Colombia	206,794	—	—		206,794
India	—	17,675	16		17,691
Rights/Warrants
Brazil	662	—	—		662
India	—	786	—		786
Taiwan	—	2,484	—		2,484
Thailand	3,847	51	—		3,898
Securities Lending Collateral	—	24,053,917	—		24,053,917

Total Investments	$3,587,484,249	$49,997,542	$602,696	***	$3,638,084,487

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end reporting period in relation to net assets.

105

DIMENSIONAL GLOBAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.5%)
AUSTRALIA — (6.0%)
Abacus Group	334,335	$251,837
Abacus Storage King	309,638	227,202
*Arena REIT	425,081	1,021,299
Aspen Group, Ltd.	612	691
BWP Trust	471,100	1,092,095
*Carindale Property Trust	128	362
*Centuria Capital Group	782,050	883,615
Centuria Industrial REIT	530,275	1,098,427
Centuria Office REIT	379,590	292,087
Charter Hall Group	470,071	3,659,839
Charter Hall Long Wale REIT	580,786	1,278,483
Charter Hall Retail REIT	511,507	1,109,372
*Charter Hall Social Infrastructure REIT	324,382	539,232
Cromwell Property Group	820,483	215,776
Dexus	1,043,905	4,826,366
Dexus Convenience Retail REIT	94,583	167,670
Dexus Industria REIT	190,941	362,044
Garda Property Group	632	497
GDI Property Group Partnership	456,033	177,675
Goodman Group	1,737,019	35,744,242
GPT Group (The)	1,908,035	5,228,511
Growthpoint Properties Australia, Ltd.	248,453	385,586
#*HealthCo REIT	448,737	349,665
HMC Capital, Ltd.	215,075	895,215
*HomeCo Daily Needs REIT	1,581,814	1,263,397
Hotel Property Investments, Ltd.	173,215	365,551
Ingenia Communities Group	485,592	1,469,389
Mirvac Group	3,849,505	5,149,338
*National Storage REIT	1,286,934	1,805,050
Newmark Property REIT	112,663	105,713
RAM Essential Services Property Fund	257,923	108,864
Region RE, Ltd.	1,202,063	1,717,233
Scentre Group	5,274,983	10,892,497
Stockland	2,425,941	7,010,024
Vicinity, Ltd.	3,858,071	4,822,589
Waypoint REIT, Ltd.	738,478	1,126,898

TOTAL AUSTRALIA		95,644,331

BELGIUM — (0.9%)
*Aedifica SA	45,069	2,898,646
Ascencio	5,360	278,537
#*Care Property Invest NV	33,691	502,179
#*Cofinimmo SA	37,447	2,494,518
Home Invest Belgium SA	6,835	120,880
*Montea NV	16,461	1,418,642
#Nextensa SA	753	38,124
*Retail Estates NV	10,823	759,160
Shurgard Self Storage, Ltd.	31,066	1,278,874
#Vastned Belgium NV	8	254
*Warehouses De Pauw CVA	164,942	4,398,547
Wereldhave Belgium Comm VA	12	576
*Xior Student Housing NV	28,313	847,667

TOTAL BELGIUM		15,036,604

1

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
CANADA — (1.1%)
#Allied Properties Real Estate Investment Trust	47,000	$579,183
Artis Real Estate Investment Trust	45,710	216,264
Automotive Properties Real Estate Investment Trust	13,900	99,456
Boardwalk Real Estate Investment Trust	13,716	707,539
BSR Real Estate Investment Trust	21,106	225,834
#*BTB Real Estate Investment Trust	28,667	65,311
Canadian Apartment Properties REIT	78,706	2,454,818
Choice Properties Real Estate Investment Trust	160,042	1,516,721
*Crombie Real Estate Investment Trust	47,309	442,494
*CT Real Estate Investment Trust	44,205	432,124
*Dream Industrial Real Estate Investment Trust	120,500	1,088,478
#Dream Office Real Estate Investment Trust	7,534	103,645
*European Residential Real Estate Investment Trust	37,400	63,974
Firm Capital Property Trust	100	364
First Capital Real Estate Investment Trust	110,900	1,193,072
Granite Real Estate Investment Trust	834	41,425
#Granite Real Estate Investment Trust	28,089	1,391,314
H&R Real Estate Investment Trust	128,253	840,177
*InterRent Real Estate Investment Trust	82,673	720,910
*Killam Apartment Real Estate Investment Trust	67,300	842,077
ΩMinto Apartment Real Estate Investment Trust	16,700	176,378
*Morguard North American Residential Real Estate Investment Trust	14,605	161,587
#*Morguard Real Estate Investment Trust	100	386
*Nexus Industrial REIT	18,500	93,587
#NorthWest Healthcare Properties Real Estate Investment Trust	127,377	468,213
Plaza Retail REIT	33,600	84,865
#Primaris Real Estate Investment Trust	43,868	421,485
PRO Real Estate Investment Trust	18,800	69,105
RioCan Real Estate Investment Trust	141,403	1,795,005
#Slate Grocery REIT, Class U	28,804	228,528
SmartCentres Real Estate Investment Trust	68,000	1,102,770

TOTAL CANADA		17,627,089

CHINA — (0.0%)
China Merchants Commercial Real Estate Investment Trust	12,000	1,565
Spring Real Estate Investment Trust	3,000	729
Yuexiu Real Estate Investment Trust	873,000	97,109

TOTAL CHINA		99,403

FRANCE — (1.7%)
Altarea SCA	2,873	249,137
*ARGAN SA	9,421	743,421
Carmila SA	61,429	1,035,169
Covivio Hotels SACA	104	1,662
#*Covivio SA	47,344	2,372,186
Gecina SA	42,087	4,320,169
ICADE	20,455	546,791
Klepierre SA	215,851	5,830,006
#Mercialys SA	105,653	1,147,776
*Unibail-Rodamco-Westfield	124,868	10,478,322

TOTAL FRANCE		26,724,639

GERMANY — (0.0%)
Deutsche Konsum REIT-AG	474	1,333
Hamborner REIT AG	68,241	466,989

TOTAL GERMANY		468,322

HONG KONG — (0.8%)
Champion REIT	2,214,000	495,384
Fortune Real Estate Investment Trust	1,944,000	959,423
*Link REIT	2,579,320	11,163,246

2

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
Prosperity REIT	1,232,000	$196,901
Regal Real Estate Investment Trust	4,000	251
SF Real Estate Investment Trust	265,000	81,318
Sunlight Real Estate Investment Trust	937,000	202,466

TOTAL HONG KONG		13,098,989

INDIA — (0.2%)
ΩBrookfield India Real Estate Trust	152,756	462,829
Embassy Office Parks REIT	660,107	2,845,613
*ΩMindspace Business Parks REIT	135,536	576,655
Nexus Select Trust	11,208	17,940

TOTAL INDIA		3,903,037

IRELAND — (0.0%)
Irish Residential Properties REIT PLC	447,454	474,137

TOTAL IRELAND		474,137

ITALY — (0.0%)
#Immobiliare Grande Distribuzione SIIQ SpA	40,286	70,903

TOTAL ITALY		70,903

JAPAN — (5.5%)
Activia Properties, Inc.	681	1,698,551
Advance Logistics Investment Corp.	591	457,432
Advance Residence Investment Corp.	1,362	2,955,695
AEON REIT Investment Corp.	1,689	1,482,229
Comforia Residential REIT, Inc.	637	1,386,411
CRE Logistics REIT, Inc.	578	555,356
Daiwa House REIT Investment Corp.	2,373	3,997,600
Daiwa Office Investment Corp.	281	1,028,539
Daiwa Securities Living Investments Corp.	2,061	1,402,682
ESCON Japan Reit Investment Corp.	249	202,061
Frontier Real Estate Investment Corp.	478	1,394,224
Fukuoka REIT Corp.	621	669,677
Global One Real Estate Investment Corp.	1,099	750,056
GLP J-REIT	4,672	3,815,029
Hankyu Hanshin REIT, Inc.	600	539,129
Health Care & Medical Investment Corp.	343	287,277
Heiwa Real Estate REIT, Inc.	967	870,739
#Hoshino Resorts REIT, Inc.	229	804,734
Hulic Reit, Inc.	1,214	1,164,125
Ichigo Hotel REIT Investment Corp.	222	162,799
#Ichigo Office REIT Investment Corp.	934	480,161
Industrial & Infrastructure Fund Investment Corp.	2,439	2,024,169
Invincible Investment Corp.	6,645	2,989,648
Japan Excellent, Inc.	1,193	977,962
Japan Hotel REIT Investment Corp.	4,857	2,561,758
Japan Logistics Fund, Inc.	894	1,598,082
Japan Metropolitan Fund Invest	6,810	4,128,453
Japan Prime Realty Investment Corp.	818	1,777,752
Japan Real Estate Investment Corp.	1,285	4,376,831
#KDX Realty Investment Corp.	4,041	4,003,380
LaSalle Logiport REIT	1,954	1,965,610
Marimo Regional Revitalization REIT, Inc.	177	147,795
#Mirai Corp.	1,719	493,749
Mitsubishi Estate Logistics REIT Investment Corp.	477	1,226,108
Mitsui Fudosan Logistics Park, Inc.	498	1,433,572
Mori Hills REIT Investment Corp.	1,545	1,348,985
Mori Trust Reit, Inc.	2,444	1,136,852
Nippon Accommodations Fund, Inc.	499	2,086,500
Nippon Building Fund, Inc.	1,528	5,855,076

3

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nippon Hotel & Residential Investment Corp.	198	$98,015
Nippon Prologis REIT, Inc.	2,294	3,973,847
NIPPON REIT Investment Corp.	447	1,012,649
Nomura Real Estate Master Fund, Inc.	3,915	3,751,673
#NTT UD REIT Investment Corp.	1,372	1,054,949
One REIT, Inc.	234	395,093
Orix JREIT, Inc.	2,435	2,576,351
Samty Residential Investment Corp.	351	242,007
Sankei Real Estate, Inc.	425	246,846
Sekisui House Reit, Inc.	3,856	1,984,787
SOSiLA Logistics REIT, Inc.	816	644,545
Star Asia Investment Corp.	2,177	850,796
#Starts Proceed Investment Corp.	227	298,599
Takara Leben Real Estate Investment Corp.	869	564,920
Tokyu REIT, Inc.	876	904,585
Tosei Reit Investment Corp.	283	250,333
United Urban Investment Corp.	2,752	2,649,433
XYMAX REIT Investment Corp.	235	182,636

TOTAL JAPAN		87,918,852

KOREA, REPUBLIC OF — (0.2%)
E KOCREF CR-REIT Co., Ltd.	30,641	102,314
ESR Kendall Square REIT Co., Ltd.	62,635	208,466
IGIS Residence REIT Co., Ltd.	4,054	11,880
IGIS Value Plus REIT Co., Ltd.	46,787	167,399
JR Global REIT	205,749	599,934
KB Star Real Estate Investment Trust, Inc.	35,724	109,852
Koramco Life Infra REIT	69,008	235,419
LOTTE Reit Co., Ltd.	47,712	109,605
Mirae Asset Global REIT Co., Ltd.	39,953	88,312
Miraeasset Maps Reit1 Co., Ltd.	7,566	17,518
Shinhan Alpha REIT Co., Ltd.	93,324	427,423
SK REITs Co., Ltd.	150,502	451,364

TOTAL KOREA, REPUBLIC OF		2,529,486

MALAYSIA — (0.2%)
Al-‘Aqar Healthcare REIT	900	247
#Axis Real Estate Investment Trust	1,652,565	664,835
Capitaland Malaysia Trust	1,223,651	165,376
IGB Real Estate Investment Trust	1,196,000	458,602
KLCCP Stapled Group	92,900	146,771
#Pavilion Real Estate Investment Trust	1,236,400	339,378
Sunway Real Estate Investment Trust	1,580,300	526,491
YTL Hospitality REIT	628,000	157,905

TOTAL MALAYSIA		2,459,605

MEXICO — (0.7%)
Asesor de Activos Prisma SAPI de CV	3,487	1,167
Concentradora Fibra Danhos SA de CV	332,766	402,909
ΩConcentradora Fibra Hotelera Mexicana SA de CV	3,200	1,718
ΩFIBRA Macquarie Mexico	811,491	1,467,862
Fibra Uno Administracion SA de CV	2,867,600	4,138,526
#Prologis Property Mexico SA de CV	699,391	2,773,180
TF Administradora Industrial S de RL de CV	763,864	1,888,309

TOTAL MEXICO		10,673,671

NETHERLANDS — (0.1%)
*Eurocommercial Properties NV	41,583	951,505
NSI NV	18,385	349,524
Vastned Retail NV	9,303	208,396
Wereldhave NV	37,893	529,156

TOTAL NETHERLANDS		2,038,581

4

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (0.3%)
Argosy Property, Ltd.	834,230	$555,363
Goodman Property Trust	1,156,920	1,560,908
Kiwi Property Group, Ltd.	1,541,290	738,769
Precinct Properties Group	1,450,091	1,003,969
Property for Industry, Ltd.	469,778	617,141
Stride Property Group	533,433	394,574
Vital Healthcare Property Trust	492,048	636,206

TOTAL NEW ZEALAND		5,506,930

PHILIPPINES — (0.0%)
AREIT, Inc.	484,100	290,786
MREIT, Inc.	268,000	60,681

TOTAL PHILIPPINES		351,467

SAUDI ARABIA — (0.1%)
Al Rajhi REIT	267,459	604,004
Derayah REIT	82,848	154,183
Jadwa REIT Saudi Fund	103,642	334,917
Musharaka Real Estate Income Fund	30,471	42,571
Riyad REIT Fund	124,396	257,376

TOTAL SAUDI ARABIA		1,393,051

SINGAPORE — (2.6%)
AIMS APAC REIT	598,500	552,968
CapitaLand Ascendas REIT	3,679,900	7,015,758
CapitaLand Ascott Trust	2,666,300	1,779,163
CapitaLand China Trust	1,169,800	570,425
CapitaLand Integrated Commercial Trust	5,177,900	7,441,748
CDL Hospitality Trusts	709,600	507,322
Daiwa House Logistics Trust	456,700	192,559
Digital Core REIT Management Pte, Ltd.	398,300	242,963
ESR-LOGOS REIT	7,200,585	1,531,197
Far East Hospitality Trust	980,100	441,988
First Real Estate Investment Trust	983,400	176,669
Frasers Centrepoint Trust	1,065,000	1,694,629
Frasers Hospitality Trust	525,700	177,321
Frasers Logistics & Commercial Trust	3,189,000	2,326,713
IREIT Global	3,200	763
Keppel DC REIT	1,389,800	1,742,664
Keppel Pacific Oak US REIT	551,600	75,569
Keppel REIT	2,479,300	1,599,842
*Lendlease Global Commercial REIT	1,827,774	730,439
*Manulife US Real Estate Investment Trust	1,799,500	129,564
Mapletree Industrial Trust	2,067,300	3,441,079
*Mapletree Logistics Trust	3,361,700	3,327,806
Mapletree Pan Asia Commercial Trust	2,062,300	1,905,406
OUE Real Estate Investment Trust	1,247,800	247,044
PARAGON REIT	510,300	316,190
Parkway Life Real Estate Investment Trust	341,800	899,771
*Sabana Industrial Real Estate Investment Trust	4,500	1,204
Sasseur Real Estate Investment Trust	502,200	248,568
Starhill Global REIT	1,287,700	448,511
Suntec Real Estate Investment Trust	1,993,000	1,578,324
*United Hampshire US REIT	51,400	21,845

TOTAL SINGAPORE		41,366,012

5

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (0.4%)
Attacq, Ltd.	683,729	$366,627
Burstone Group Limited	668,473	244,879
Emira Property Fund, Ltd.	1,072	555
Equites Property Fund, Ltd.	749,200	493,218
Fairvest, Ltd., Class B	932,930	176,327
#Growthpoint Properties, Ltd.	3,196,149	1,856,366
*Hyprop Investments, Ltd.	337,409	519,128
Octodec Investments, Ltd.	660	340
Redefine Properties, Ltd.	6,332,843	1,331,415
Resilient REIT, Ltd.	297,173	697,981
SA Corporate Real Estate, Ltd.	2,179,650	297,399
#Stor-Age Property REIT, Ltd.	369,282	261,341
Vukile Property Fund, Ltd.	846,980	681,248

TOTAL SOUTH AFRICA		6,926,824

SPAIN — (0.4%)
Inmobiliaria Colonial Socimi SA	256,186	1,505,236
Lar Espana Real Estate Socimi SA	48,693	355,606
Merlin Properties Socimi SA	355,524	4,033,350

TOTAL SPAIN		5,894,192

THAILAND — (0.1%)
Frasers Property Thailand Industrial Freehold & Leasehold REIT, Class F	878,100	229,832
IMPACT Growth Real Estate Investment Trust, Class F	265,900	84,663
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	2,274,700	561,617

TOTAL THAILAND		876,112

TURKEY — (0.2%)
*Akfen Gayrimenkul Yatirim Ortakligi AS	1,658,664	114,756
*AKIS Gayrimenkul Yatirimi AS	381,750	216,836
Akmerkez Gayrimenkul Yatirim Ortakligi AS	8,645	96,259
*Alarko Gayrimenkul Yatirim Ortakligi AS	46,662	65,000
*Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,056,594	618,697
Halk Gayrimenkul Yatirim Ortakligi AS	849,083	84,183
*Is Gayrimenkul Yatirim Ortakligi AS	339,099	163,703
*Kiler Gayrimenkul Yatirim Ortakligi AS	847,603	164,931
*Kuyumcukent Gayrimenkul Yatirimlari AS	60,800	95,116
*Ozak Gayrimenkul Yatirim Ortakligi	458,036	119,402
Panora Gayrimenkul Yatirim Ortakligi	55,274	68,323
*Pera Gayrimenkul Yatirim Ortakligi AS	94,367	63,540
*Reysas Gayrimenkul Yatirim Ortakligi AS	124,634	122,646
*Servet Gayrimenkul Yatirim Ortakligi AS	15,866	145,421
Torunlar Gayrimenkul Yatirim Ortakligi AS	173,602	241,503
*Vakif Gayrimenkul Yatirim Ortakligi AS	1,159,306	73,046
*Yeni Gimat Gayrimenkul Ortakligi AS	54,637	73,915

TOTAL TURKEY		2,527,277

UNITED KINGDOM — (4.1%)
ABRDN PROPERTY INCOME TRUST, Ltd.	320,158	202,046
*Assura PLC	522,600	269,732
Balanced Commercial Property Trust, Ltd.	183,939	179,188
Big Yellow Group PLC	232,398	3,142,755
British Land Co. PLC (The)	1,088,133	5,286,498
CLS Holdings PLC	40,049	41,622
#Custodian Property Income Reit PLC	316,316	293,886
Derwent London PLC	117,820	3,033,168
»Ediston Property Investment Co. PLC	1,210	1,042
Empiric Student Property PLC	801,779	908,568
Great Portland Estates PLC	27,137	133,199
Hammerson PLC	3,486,108	1,189,056
Impact Healthcare REIT PLC	188,121	197,630

6

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Land Securities Group PLC	874,387	$7,122,056
*LondonMetric Property PLC	2,449,951	6,031,083
*NewRiver REIT PLC	257,445	240,157
Palace Capital PLC	52,779	163,896
Picton Property Income, Ltd.	202,191	167,853
Primary Health Properties PLC	574,921	660,494
PRS REIT PLC (The)	471,715	467,208
ΩRegional REIT, Ltd.	301,979	84,699
ΩResidential Secure Income PLC	106,541	66,702
Safestore Holdings PLC	259,157	2,510,023
Schroder Real Estate Investment Trust, Ltd.	581,311	323,181
*Segro PLC	1,672,609	17,760,070
Shaftesbury Capital PLC	1,407,937	2,374,681
Target Healthcare REIT PLC	689,233	671,429
Town Centre Securities PLC	31,206	55,095
ΩTriple Point Social Housing REIT PLC	355,275	270,027
Tritax Big Box REIT PLC	2,348,808	4,458,627
UK Commercial Property REIT, Ltd.	530,344	446,917
*UNITE Group PLC (The)	496,907	5,774,009
Urban Logistics REIT PLC	122,280	177,304
Warehouse Reit PLC	115,934	116,423
Workspace Group PLC	144,574	900,612

TOTAL UNITED KINGDOM		65,720,936

UNITED STATES — (71.9%)
Acadia Realty Trust	99,861	1,725,598
Agree Realty Corp.	100,193	5,733,044
Alexander’s, Inc.	2,007	424,601
#Alexandria Real Estate Equities, Inc.	167,756	19,437,888
Alpine Income Property Trust, Inc.	9,679	144,508
American Assets Trust, Inc.	44,279	945,357
American Homes 4 Rent, Class A	333,267	11,930,959
American Tower Corp.	473,825	81,289,417
#Americold Realty Trust, Inc.	284,813	6,257,342
Apartment Income REIT Corp.	135,297	5,192,699
*Apartment Investment and Management Co.	125,731	1,005,848
Apple Hospitality REIT, Inc.	260,317	3,842,279
AvalonBay Communities, Inc.	143,225	27,151,163
Boston Properties, Inc.	142,578	8,824,152
Braemar Hotels & Resorts, Inc.	39,607	108,127
Brandywine Realty Trust	161,579	733,569
Brixmor Property Group, Inc.	301,274	6,658,155
Broadstone Net Lease, Inc.	176,184	2,565,239
BRT Apartments Corp.	8,554	153,459
Camden Property Trust	107,380	10,703,638
CareTrust REIT, Inc.	134,727	3,330,451
#CBL & Associates Properties, Inc.	10,030	218,153
Centerspace	12,316	828,251
Chatham Lodging Trust	41,601	381,481
City Office REIT, Inc.	34,448	160,528
Clipper Realty, Inc.	6,875	28,875
Community Healthcare Trust, Inc.	25,686	681,450
COPT Defense Properties	109,983	2,636,293
Cousins Properties, Inc.	149,526	3,430,126
Crown Castle, Inc.	441,249	41,380,331
CTO Realty Growth, Inc.	17,004	295,019
CubeSmart	232,605	9,406,546
DiamondRock Hospitality Co.	208,140	1,852,446
Digital Realty Trust, Inc.	313,956	43,570,814

7

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
UNITED STATES — (Continued)
Diversified Healthcare Trust	143,023	$337,534
#Douglas Emmett, Inc.	157,282	2,156,336
Easterly Government Properties, Inc.	89,319	1,044,139
EastGroup Properties, Inc.	48,429	7,523,929
Elme Communities	82,529	1,251,140
Empire State Realty Trust, Inc.	127,532	1,160,541
#EPR Properties	73,547	2,985,273
Equinix, Inc.	95,591	67,975,716
*Equity Commonwealth	99,408	1,860,918
Equity LifeStyle Properties, Inc.	176,877	10,663,914
Equity Residential	364,023	23,443,081
Essential Properties Realty Trust, Inc.	173,685	4,574,863
Essex Property Trust, Inc.	64,481	15,878,446
Extra Space Storage, Inc.	214,699	28,829,782
Federal Realty Investment Trust	74,708	7,782,332
First Industrial Realty Trust, Inc.	132,620	6,023,600
Four Corners Property Trust, Inc.	89,263	2,093,217
Franklin Street Properties Corp.	72,997	135,774
Gaming and Leisure Properties, Inc.	272,459	11,642,173
Generation Income Properties, Inc.	217	820
Getty Realty Corp.	45,791	1,240,936
Gladstone Commercial Corp.	39,009	521,550
Global Medical REIT, Inc.	56,706	459,886
#Global Net Lease, Inc.	113,214	786,837
Healthcare Realty Trust, Inc.	380,247	5,410,915
Healthpeak Properties, Inc.	709,912	13,211,462
Highwoods Properties, Inc.	108,837	2,851,529
Host Hotels & Resorts, Inc.	709,780	13,393,549
#Hudson Pacific Properties, Inc.	119,394	692,485
Independence Realty Trust, Inc.	250,405	3,948,887
Industrial Logistics Properties Trust	50,533	177,876
#Innovative Industrial Properties, Inc.	28,185	2,914,329
InvenTrust Properties Corp.	63,225	1,602,122
Invitation Homes, Inc.	617,652	21,123,698
Iron Mountain, Inc.	296,608	22,993,052
JBG SMITH Properties	83,440	1,252,434
Kilroy Realty Corp.	112,539	3,803,818
Kimco Realty Corp.	681,959	12,704,896
Kite Realty Group Trust	219,375	4,782,375
Lamar Advertising Co., Class A	88,848	10,293,041
LTC Properties, Inc.	30,255	1,001,441
LXP Industrial Trust	282,683	2,360,403
Macerich Co. (The)	243,969	3,357,013
#Medical Properties Trust, Inc.	557,181	2,563,033
Mid-America Apartment Communities, Inc.	107,121	13,925,730
Modiv Industrial, Inc.	3,031	45,374
National Health Investors, Inc.	40,949	2,582,244
#National Storage Affiliates Trust	77,508	2,715,880
*NET Lease Office Properties	10,141	231,823
#NETSTREIT Corp.	68,874	1,160,527
NexPoint Residential Trust, Inc.	17,731	607,109
NNN REIT, Inc.	184,848	7,491,889
#Omega Healthcare Investors, Inc.	249,683	7,592,860
#One Liberty Properties, Inc.	14,119	323,466
Outfront Media, Inc.	137,906	2,187,189
Paramount Group, Inc.	154,960	719,014
Park Hotels & Resorts, Inc.	238,798	3,851,812
Pebblebrook Hotel Trust	117,914	1,713,290

8

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
UNITED STATES — (Continued)
Phillips Edison & Co., Inc.	122,320	$3,999,864
Piedmont Office Realty Trust, Inc., Class A	113,158	779,659
Plymouth Industrial REIT, Inc.	37,943	792,250
Postal Realty Trust, Inc., Class A	17,346	240,242
Prologis, Inc.	933,120	95,224,896
Public Storage	160,552	41,655,216
Realty Income Corp.	866,616	46,398,621
Regency Centers Corp.	176,067	10,426,688
Retail Opportunity Investments Corp.	122,143	1,498,695
Rexford Industrial Realty, Inc.	225,660	9,660,505
RLJ Lodging Trust	149,198	1,641,178
Ryman Hospitality Properties, Inc.	56,968	6,008,985
Sabra Health Care REIT, Inc.	239,466	3,333,367
Saul Centers, Inc.	13,089	476,571
SBA Communications Corp.	109,746	20,425,926
Service Properties Trust	159,447	977,410
Simon Property Group, Inc.	330,743	46,479,314
SITE Centers Corp.	203,913	2,750,786
#SL Green Realty Corp.	70,464	3,511,221
STAG Industrial, Inc.	181,475	6,240,925
Summit Hotel Properties, Inc.	98,061	589,347
Sun Communities, Inc.	125,400	13,959,528
Sunstone Hotel Investors, Inc.	194,585	1,984,767
#Tanger, Inc.	115,068	3,262,178
Terreno Realty Corp.	96,016	5,218,470
UDR, Inc.	313,714	11,946,229
UMH Properties, Inc.	66,672	1,061,418
#Uniti Group, Inc.	233,297	1,341,458
Universal Health Realty Income Trust	9,967	359,111
#Urban Edge Properties	113,581	1,900,210
Ventas, Inc.	407,188	18,030,285
Veris Residential, Inc.	70,063	1,009,608
VICI Properties, Inc.	1,052,377	30,045,363
#Vornado Realty Trust	157,360	4,096,081
#Welltower, Inc.	581,752	55,429,331
Whitestone REIT	40,209	462,404
#WP Carey, Inc.	222,387	12,195,703
Xenia Hotels & Resorts, Inc.	98,686	1,368,775

TOTAL UNITED STATES		1,145,769,693

TOTAL COMMON STOCKS		1,555,100,143

TOTAL INVESTMENT SECURITIES — (97.5%) (Cost $1,580,417,370)		1,555,100,143

SECURITIES LENDING COLLATERAL — (2.5%)
@§The DFA Short Term Investment Fund	3,423,908	39,607,764

TOTAL INVESTMENTS — (100.0%) (Cost $1,620,025,134)		$1,594,707,907

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

9

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$95,644,331	$—	$—	$95,644,331
Belgium	15,036,604	—	—	15,036,604
Canada	17,627,089	—	—	17,627,089
China	99,403	—	—	99,403
France	26,724,639	—	—	26,724,639
Germany	468,322	—	—	468,322
Hong Kong	13,098,989	—	—	13,098,989
India	3,903,037	—	—	3,903,037
Ireland	474,137	—	—	474,137
Italy	70,903	—	—	70,903
Japan	87,918,852	—	—	87,918,852
Korea, Republic of	2,529,486	—	—	2,529,486
Malaysia	2,459,605	—	—	2,459,605
Mexico	10,673,671	—	—	10,673,671
Netherlands	2,038,581	—	—	2,038,581
New Zealand	5,506,930	—	—	5,506,930
Philippines	351,467	—	—	351,467
Saudi Arabia	1,393,051	—	—	1,393,051
Singapore	41,366,012	—	—	41,366,012
South Africa	6,926,824	—	—	6,926,824
Spain	5,894,192	—	—	5,894,192
Thailand	—	876,112	—	876,112
Turkey	2,527,277	—	—	2,527,277
United Kingdom	65,719,894	1,042	—	65,720,936
United States	1,145,769,693	—	—	1,145,769,693
Securities Lending Collateral	—	39,607,764	—	39,607,764

Total Investments	$1,554,222,989	$40,484,918	$—	$1,594,707,907

10

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (8.8%)
#*Advantage Solutions, Inc.	19,905	$84,795
*Alphabet, Inc., Class A	107,231	17,455,062
*Alphabet, Inc., Class C	95,191	15,672,246
#*Angi, Inc.	32	68
AT&T, Inc.	6,488	109,582
*Atlanta Braves Holdings, Inc.	107	4,005
*Bumble, Inc., Class A	1,435	14,494
#*Cardlytics, Inc.	519	6,358
*Cargurus, Inc.	3,429	77,015
*Cars.com, Inc.	4,819	80,526
*Charter Communications, Inc., Class A	94	24,058
*Cinemark Holdings, Inc.	2,541	43,553
Comcast Corp., Class A	93,880	3,577,767
*Creative Realities, Inc.	3,000	9,960
*Daily Journal Corp.	57	19,106
DallasNews Corp.	4	15
*E. W. Scripps Co. (The), Class A	4,200	15,792
Electronic Arts, Inc.	9,806	1,243,597
*Emerald Holding, Inc.	20	115
Endeavor Group Holdings, Inc., Class A	679	17,932
Entravision Communications Corp., Class A	2,516	5,258
*Eventbrite, Inc., Class A	2,305	12,170
*EverQuote, Inc., Class A	12	242
Fox Corp., Class A	6,419	199,053
Fox Corp., Class B	5,637	161,669
*Gambling.com Group, Ltd.	2,306	19,947
Gray Television, Inc.	5,091	29,273
*IMAX Corp.	12	192
*Integral Ad Science Holding Corp.	11,087	106,324
#Interpublic Group of Cos., Inc. (The)	22,726	691,780
John Wiley & Sons, Inc., Class A	2,766	103,919
*Liberty Global, Ltd., Class A	2,966	47,145
#*Liberty Global, Ltd., Class C	2,995	49,028
*Liberty Media Corp.-Liberty Formula One	4,962	347,191
*Liberty Media Corp.-Liberty Formula One	745	46,391
*Liberty Media Corp.-Liberty Live	5	179
*Liberty Media Corp.-Liberty Live	1,740	64,937
*Liberty Media Corp.-Liberty SiriusXM	8,162	196,378
*Liberty Media Corp.-Liberty SiriusXM	3,766	90,610
*Lions Gate Entertainment Corp., Class A	12	121
*Lions Gate Entertainment Corp., Class B	224	2,112
*Live Nation Entertainment, Inc.	2,460	218,719
*Madison Square Garden Sports Corp.	82	15,245
*Magnite, Inc.	11,289	99,682
*Match Group, Inc.	16,417	505,972
Meta Platforms, Inc., Class A	58,142	25,010,944
*Netflix, Inc.	6,412	3,530,704
New York Times Co. (The), Class A	6,578	283,051
News Corp., Class A	14,274	339,721
#News Corp., Class B	2,329	57,154
Nexstar Media Group, Inc.	2,431	389,106
*Nextdoor Holdings, Inc.	10,236	20,881
Omnicom Group, Inc.	6,886	639,296

1

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
Paramount Global, Class B	7,986	$90,961
*Pinterest, Inc., Class A	11,419	381,966
*PubMatic, Inc., Class A	1,816	40,751
*QuinStreet, Inc.	2,337	42,276
*Reservoir Media, Inc.	3,170	28,372
*ROBLOX Corp., Class A	5,015	178,333
*Roku, Inc.	407	23,468
Scholastic Corp.	1,673	59,592
Shutterstock, Inc.	823	35,150
#Sinclair, Inc.	5,764	70,897
#Sirius XM Holdings, Inc.	58,271	171,317
*Snap, Inc., Class A	20,336	306,057
*Spotify Technology SA	4,354	1,221,036
*Stagwell, Inc.	3,872	23,038
*Take-Two Interactive Software, Inc.	4,392	627,222
*TechTarget, Inc.	1,014	27,885
TEGNA, Inc.	4,953	67,559
*Thryv Holdings, Inc.	1,537	35,366
TKO Group Holdings, Inc.	228	21,585
Townsquare Media, Inc., Class A	4	48
*Trade Desk, Inc. (The), Class A	4,540	376,139
*Travelzoo	1,355	12,073
*TripAdvisor, Inc.	5,084	133,862
*TrueCar, Inc.	1,136	2,999
Verizon Communications, Inc.	95,836	3,784,564
*Vimeo, Inc.	11,359	40,779
#*Vivid Seats, Inc., Class A	4,991	26,253
Walt Disney Co. (The)	21,509	2,389,650
*Warner Bros Discovery, Inc.	23,796	175,139
#Warner Music Group Corp., Class A	3,293	108,669
*Yelp, Inc.	3,181	128,003
*Zedge, Inc., Class B	1,041	2,498
*Ziff Davis, Inc.	1,721	86,239
*ZoomInfo Technologies, Inc.	3,574	56,684

TOTAL COMMUNICATION SERVICES		82,516,870

CONSUMER DISCRETIONARY — (11.6%)
*1-800-Flowers.com, Inc., Class A	2,457	22,285
*Abercrombie & Fitch Co.	4,824	586,212
Academy Sports & Outdoors, Inc.	4,169	243,053
*Accel Entertainment, Inc.	1,158	12,437
Acushnet Holdings Corp.	2,747	167,512
*Adient PLC	1,957	58,456
ADT, Inc.	14,577	94,750
*Adtalem Global Education, Inc.	3,841	190,590
Advance Auto Parts, Inc.	1,158	84,511
*Airbnb, Inc., Class A	6,766	1,072,885
*Amazon.com, Inc.	129,172	22,605,100
American Eagle Outfitters, Inc.	13,418	325,521
*America’s Car-Mart, Inc.	300	17,172
*Aptiv PLC	1,598	113,458
Aramark	12,487	393,465
Arko Corp.	10,200	43,860
*Asbury Automotive Group, Inc.	1,358	285,506
Autoliv, Inc.	1,707	204,482
*AutoNation, Inc.	2,806	452,187
*AutoZone, Inc.	299	883,964
Bassett Furniture Industries, Inc.	4	56
Bath & Body Works, Inc.	8,194	372,171

2

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Beazer Homes USA, Inc.	1,909	$53,509
Best Buy Co., Inc.	11,898	876,169
*Beyond, Inc.	2,739	55,136
*Biglari Holdings, Inc., Class B	66	13,009
*BJ’s Restaurants, Inc.	495	16,132
Bloomin’ Brands, Inc.	2,613	67,389
Booking Holdings, Inc.	1,109	3,828,301
#*Boot Barn Holdings, Inc.	1,132	120,524
BorgWarner, Inc.	3,539	115,973
*Bright Horizons Family Solutions, Inc.	2,619	271,616
Brunswick Corp.	3,771	304,093
Buckle, Inc. (The)	2,958	110,600
Build-A-Bear Workshop, Inc.	996	30,039
*Burlington Stores, Inc.	2,769	498,254
#Caleres, Inc.	2,753	101,393
#Camping World Holdings, Inc., Class A	2,414	48,932
*Capri Holdings, Ltd.	5,549	196,879
#*CarMax, Inc.	11,908	809,387
Carriage Services, Inc.	717	18,341
#Carter’s, Inc.	2,171	148,518
#*Carvana Co.	3,612	299,507
*Cavco Industries, Inc.	460	167,537
Century Communities, Inc.	4,146	328,861
#Cheesecake Factory, Inc. (The)	444	15,327
*Chegg, Inc.	2,902	15,003
*Chipotle Mexican Grill, Inc.	320	1,011,072
#Choice Hotels International, Inc.	1,333	157,641
*Chuy’s Holdings, Inc.	586	17,264
*Citi Trends, Inc.	8	172
#Columbia Sportswear Co.	7,027	559,560
*Coursera, Inc.	10,846	110,846
*Crocs, Inc.	1,748	217,399
Crown Crafts, Inc.	4	20
*Culp, Inc.	2,300	10,488
Dana, Inc.	3,869	48,092
*Dave & Buster’s Entertainment, Inc.	1,078	57,565
*Deckers Outdoor Corp.	964	789,005
*Denny’s Corp.	12	96
#Designer Brands, Inc., Class A	1,934	17,967
Dick’s Sporting Goods, Inc.	2,377	477,634
#Dillard’s, Inc., Class A	381	166,874
Dine Brands Global, Inc.	310	13,671
Domino’s Pizza, Inc.	325	172,013
*DoorDash, Inc., Class A	12,828	1,658,147
*Dorman Products, Inc.	823	71,971
DR Horton, Inc.	13,468	1,919,055
*DraftKings, Inc.	4,254	176,796
*Dream Finders Homes, Inc., Class A	2,865	101,707
#*Dutch Bros, Inc., Class A	697	19,628
eBay, Inc.	15,974	823,300
*El Pollo Loco Holdings, Inc.	8	68
Escalade, Inc.	12	150
Ethan Allen Interiors, Inc.	12	339
*Etsy, Inc.	5,222	358,595
#*Expedia Group, Inc.	5,591	752,716
#*Figs, Inc., Class A	3,300	16,863
*First Watch Restaurant Group, Inc.	1,174	29,960
*Five Below, Inc.	1,380	201,949

3

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Floor & Decor Holdings, Inc., Class A	5,152	$568,420
Foot Locker, Inc.	2,485	51,812
Ford Motor Co.	116,755	1,418,573
*Frontdoor, Inc.	3,345	102,658
Gap, Inc. (The)	19,027	390,434
Garmin, Ltd.	4,870	703,569
*Garrett Motion, Inc.	8,264	79,004
General Motors Co.	33,836	1,506,717
*Genesco, Inc.	547	13,845
Gentex Corp.	4,465	153,149
*Gentherm, Inc.	1,278	64,628
Genuine Parts Co.	5,282	830,383
*G-III Apparel Group, Ltd.	4,801	135,148
*Good Times Restaurants, Inc.	1,533	4,093
Graham Holdings Co., Class B	33	23,145
*Grand Canyon Education, Inc.	578	75,152
Group 1 Automotive, Inc.	1,309	384,872
#*Groupon, Inc.	1,892	21,872
#Guess?, Inc.	6,129	164,135
#H&R Block, Inc.	4,519	213,432
Hamilton Beach Brands Holding Co., Class A	8	163
#*Hanesbrands, Inc.	17,807	81,200
Harley-Davidson, Inc.	8,951	307,825
Hasbro, Inc.	16,300	999,190
#Haverty Furniture Cos., Inc.	177	5,452
#*Helen of Troy, Ltd.	2,753	255,231
Hibbett, Inc.	858	73,994
*Holley, Inc.	2,395	9,628
Home Depot, Inc. (The)	25,749	8,605,831
Hooker Furnishings Corp.	4	68
*Hovnanian Enterprises, Inc., Class A	393	58,097
#*iRobot Corp.	385	3,296
*J Jill, Inc.	662	16,497
Jack in the Box, Inc.	279	15,923
*JAKKS Pacific, Inc.	1,031	19,496
Johnson Outdoors, Inc., Class A	204	8,366
KB Home	5,164	334,421
#Kohl’s Corp.	5,527	132,316
#Kontoor Brands, Inc.	2,804	174,016
Krispy Kreme, Inc.	4,714	59,632
#*Kura Sushi USA, Inc., Class A	205	22,566
*Lands’ End, Inc.	2,320	31,738
*Landsea Homes Corp.	3,290	37,999
*Latham Group, Inc.	4,820	13,496
Laureate Education, Inc.	4,925	71,412
La-Z-Boy, Inc.	3,355	110,178
LCI Industries	1,158	120,409
Lear Corp.	1,944	244,691
*Legacy Housing Corp.	1,843	37,542
Lennar Corp., Class A	11,301	1,713,458
Lennar Corp., Class B	428	60,087
#*Leslie’s, Inc.	3,273	12,863
#Levi Strauss & Co., Class A	2,905	61,644
*LGI Homes, Inc.	1,699	152,791
*Life Time Group Holdings, Inc.	2,777	37,934
*Lincoln Educational Services Corp.	2,177	23,207
Lithia Motors, Inc.	2,539	645,871
LKQ Corp.	9,080	391,620

4

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Lovesac Co. (The)	1,661	$36,841
Lowe’s Cos., Inc.	11,817	2,694,158
*Lululemon Athletica, Inc.	4,185	1,509,111
Macy’s, Inc.	26,152	481,981
*Malibu Boats, Inc., Class A	403	13,710
Marine Products Corp.	2,020	21,715
*MarineMax, Inc.	999	24,645
*MasterCraft Boat Holdings, Inc.	1,247	25,227
*Mattel, Inc.	16,367	299,843
McDonald’s Corp.	13,763	3,757,850
#*Mister Car Wash, Inc.	10,440	69,844
Monro, Inc.	1,834	49,976
*Motorcar Parts of America, Inc.	1,294	7,350
Movado Group, Inc.	823	20,962
*National Vision Holdings, Inc.	5,847	101,855
*Nephros, Inc.	2,198	4,989
Newell Brands, Inc.	9,618	76,367
NIKE, Inc., Class B	27,201	2,509,564
#Nordstrom, Inc.	10,632	202,114
*NVR, Inc.	166	1,234,849
*ODP Corp. (The)	2,061	104,925
*Ollie’s Bargain Outlet Holdings, Inc.	1,877	137,284
*OneSpaWorld Holdings, Ltd.	1,648	20,963
#*OneWater Marine, Inc.	644	13,337
*O’Reilly Automotive, Inc.	461	467,113
#Oxford Industries, Inc.	1,375	148,197
Papa John’s International, Inc.	621	38,309
Patrick Industries, Inc.	694	72,516
#Penske Automotive Group, Inc.	2,267	346,647
Perdoceo Education Corp.	3,431	62,787
Phinia, Inc.	1,114	43,446
*Planet Fitness, Inc., Class A	2,225	133,144
*PlayAGS, Inc.	2,564	22,666
Polaris, Inc.	2,398	204,214
Pool Corp.	900	326,277
#*Portillo’s, Inc., Class A	1,457	17,863
*Potbelly Corp.	1,615	16,457
PulteGroup, Inc.	9,451	1,053,030
PVH Corp.	3,388	368,614
#*QuantumScape Corp.	54	293
Ralph Lauren Corp.	1,607	262,969
#*Revolve Group, Inc.	1,605	31,956
*RH	652	161,077
#*Rivian Automotive, Inc., Class A	13,177	117,275
Rocky Brands, Inc.	4	103
Ross Stores, Inc.	8,381	1,085,759
*Sally Beauty Holdings, Inc.	9,579	103,932
Service Corp. International	3,768	270,203
*Shake Shack, Inc., Class A	503	53,243
SharkNinja, Inc.	993	63,830
Shoe Carnival, Inc.	1,753	58,620
Signet Jewelers, Ltd.	2,326	228,018
*Six Flags Entertainment Corp.	2,121	50,013
*Skechers USA, Inc., Class A	4,552	300,660
*Skyline Champion Corp.	3,306	247,917
Sonic Automotive, Inc., Class A	1,028	59,460
*Sonos, Inc.	9,161	154,821
Standard Motor Products, Inc.	1,532	49,177

5

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Starbucks Corp.	6,673	$590,494
Steven Madden, Ltd.	4,993	201,767
Strategic Education, Inc.	570	65,459
*Stride, Inc.	1,003	66,950
Superior Group of Cos., Inc.	8	130
*Sweetgreen, Inc., Class A	4,092	91,947
*Tandy Leather Factory, Inc.	4	19
Tapestry, Inc.	18,806	750,736
*Taylor Morrison Home Corp.	8,753	490,256
Tempur Sealy International, Inc.	1,712	85,703
*Tesla, Inc.	35,044	6,422,864
Texas Roadhouse, Inc.	1,043	167,694
#Thor Industries, Inc.	4,326	430,091
*Tile Shop Holdings, Inc.	2,500	16,800
*Tilly’s, Inc., Class A	12	73
TJX Cos., Inc. (The)	32,042	3,014,832
Toll Brothers, Inc.	6,263	745,986
*TopBuild Corp.	1,721	696,437
*Topgolf Callaway Brands Corp.	7,507	120,262
Tractor Supply Co.	2,754	752,062
Travel + Leisure Co.	1,382	60,172
*Tri Pointe Homes, Inc.	8,718	321,258
*Udemy, Inc.	795	7,966
*Ulta Beauty, Inc.	1,248	505,240
*Under Armour, Inc., Class A	9,571	64,413
*Under Armour, Inc., Class C	13,501	88,027
*United Parks & Resorts, Inc.	1,153	58,595
*Universal Technical Institute, Inc.	5,204	79,205
Upbound Group, Inc.	4,078	126,459
*Urban Outfitters, Inc.	3,775	147,074
*Valvoline, Inc.	5,220	221,954
*Vera Bradley, Inc.	8	53
#VF Corp.	2,595	32,334
*Victoria’s Secret & Co.	3,358	59,168
*Visteon Corp.	590	65,272
*Vizio Holding Corp., Class A	2,813	29,818
*VOXX International Corp.	12	71
*Warby Parker, Inc., Class A	348	4,086
Wendy’s Co. (The)	4,091	81,779
Weyco Group, Inc.	4	117
Whirlpool Corp.	2,811	266,651
#Williams-Sonoma, Inc.	3,643	1,044,740
Wingstop, Inc.	465	178,927
Winmark Corp.	116	41,681
Winnebago Industries, Inc.	1,543	95,018
Worthington Enterprises, Inc.	1,833	104,774
*YETI Holdings, Inc.	5,878	209,962
Yum! Brands, Inc.	6,328	893,830
*Zumiez, Inc.	1,108	19,058

TOTAL CONSUMER DISCRETIONARY		108,112,204

CONSUMER STAPLES — (6.0%)
Albertsons Cos., Inc., Class A	27,070	552,228
Andersons, Inc. (The)	610	33,513
#B&G Foods, Inc.	3,115	34,576
*BellRing Brands, Inc.	8,193	452,008
*BJ’s Wholesale Club Holdings, Inc.	8,453	631,270
*Boston Beer Co., Inc. (The), Class A	142	39,534
Brown-Forman Corp., Class A	1,624	79,690

6

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
#Brown-Forman Corp., Class B	6,229	$298,058
Calavo Growers, Inc.	545	14,688
Campbell Soup Co.	3,226	147,460
Casey’s General Stores, Inc.	2,237	714,900
#*Celsius Holdings, Inc.	4,425	315,370
*Central Garden & Pet Co.	4	164
*Central Garden & Pet Co., Class A	11	390
*Chefs’ Warehouse, Inc. (The)	2,249	74,397
Church & Dwight Co., Inc.	6,529	704,414
Clorox Co. (The)	2,590	382,983
Coca-Cola Co. (The)	88,888	5,490,612
Coca-Cola Consolidated, Inc.	309	255,234
Colgate-Palmolive Co.	13,172	1,210,770
Constellation Brands, Inc., Class A	3,039	770,265
Costco Wholesale Corp.	9,865	7,131,408
*Coty, Inc., Class A	77,870	890,833
Dollar General Corp.	8,167	1,136,765
*Dollar Tree, Inc.	6,293	744,147
*Duckhorn Portfolio, Inc. (The)	5,712	48,381
Edgewell Personal Care Co.	2,103	79,115
#*elf Beauty, Inc.	2,784	452,484
Energizer Holdings, Inc.	2,665	76,539
Estee Lauder Cos., Inc. (The)	720	105,631
Flowers Foods, Inc.	3,358	83,749
*Freshpet, Inc.	2,586	274,297
General Mills, Inc.	12,712	895,688
*Grocery Outlet Holding Corp.	5,634	146,315
*Hain Celestial Group, Inc. (The)	8,059	49,482
*HF Foods Group, Inc.	3,200	9,344
*Honest Co., Inc. (The)	3,700	11,137
Ingles Markets, Inc., Class A	846	60,700
Inter Parfums, Inc.	1,491	173,523
J & J Snack Foods Corp.	11	1,510
J.M. Smucker Co. (The)	1,693	194,441
John B. Sanfilippo & Son, Inc.	423	42,173
Kellanova	6,499	376,032
Kenvue, Inc.	65,552	1,233,687
Keurig Dr Pepper, Inc.	30,199	1,017,706
Kraft Heinz Co. (The)	25,248	974,825
Kroger Co. (The)	42,576	2,357,859
Lamb Weston Holdings, Inc.	649	54,088
Lancaster Colony Corp.	563	107,426
McCormick & Co., Inc.	4	302
McCormick & Co., Inc.	10,032	763,034
*Mission Produce, Inc.	2,477	28,114
Mondelez International, Inc., Class A	18,232	1,311,610
*Monster Beverage Corp.	9,571	511,570
#*National Beverage Corp.	2,471	109,959
Natural Grocers by Vitamin Cottage, Inc.	1,344	21,988
*Nature’s Sunshine Products, Inc.	1,930	37,538
Nu Skin Enterprises, Inc., Class A	1,606	18,887
Oil-Dri Corp. of America	302	20,913
*Olaplex Holdings, Inc.	7,034	9,777
PepsiCo, Inc.	21,434	3,770,455
*Post Holdings, Inc.	31	3,291
PriceSmart, Inc.	1,636	131,845
Procter & Gamble Co. (The)	42,030	6,859,296
*Simply Good Foods Co. (The)	7,342	267,616

7

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
SpartanNash Co.	2,410	$46,007
Spectrum Brands Holdings, Inc.	3,448	282,288
*Sprouts Farmers Market, Inc.	5,267	347,780
Sysco Corp.	20,792	1,545,261
Target Corp.	12,200	1,963,956
Tootsie Roll Industries, Inc.	8	238
*TreeHouse Foods, Inc.	546	20,502
*United Natural Foods, Inc.	3,358	29,987
*US Foods Holding Corp.	15,471	777,418
*USANA Health Sciences, Inc.	1,250	51,900
Utz Brands, Inc.	39	703
Village Super Market, Inc., Class A	4	112
#*Vita Coco Co., Inc. (The)	2,537	61,497
*Vital Farms, Inc.	3,149	84,267
Walgreens Boots Alliance, Inc.	12,198	216,271
Walmart, Inc.	88,015	5,223,690
Weis Markets, Inc.	903	57,006
*Whole Earth Brands, Inc.	8	39
WK Kellogg Co.	799	18,649

TOTAL CONSUMER STAPLES		55,525,575

ENERGY — (2.3%)
Adams Resources & Energy, Inc.	4	118
Archrock, Inc.	14,075	270,099
Baker Hughes Co.	52,077	1,698,752
*Bristow Group, Inc.	2,386	62,776
Cactus, Inc., Class A	2,942	146,041
*Centrus Energy Corp., Class A	688	29,536
ChampionX Corp.	18,977	637,058
Cheniere Energy, Inc.	2,459	388,079
Core Laboratories, Inc.	1,725	27,255
CVR Energy, Inc.	3,095	94,026
Delek US Holdings, Inc.	4,864	132,933
*DMC Global, Inc.	919	14,566
*Dril-Quip, Inc.	2,956	53,740
Energy Services of America Corp.	8	55
EnLink Midstream LLC	1,585	21,746
Excelerate Energy, Inc., Class A	1,182	19,929
*Expro Group Holdings NV	12,136	227,671
*Forum Energy Technologies, Inc.	1,419	26,464
*Geospace Technologies Corp.	805	9,781
Halliburton Co.	57,002	2,135,865
*Helix Energy Solutions Group, Inc.	6,319	67,866
Helmerich & Payne, Inc.	1,262	49,635
HF Sinclair Corp.	11,379	617,311
Liberty Energy, Inc.	8,349	183,678
*Mammoth Energy Services, Inc.	2,900	9,425
Marathon Petroleum Corp.	16,818	3,056,167
*Natural Gas Services Group, Inc.	1,335	29,477
*Newpark Resources, Inc.	9,422	65,389
Noble Corp. PLC	713	31,643
NOV, Inc.	26,798	495,495
*Oceaneering International, Inc.	9,002	206,236
*Oil States International, Inc.	5,415	21,606
ONEOK, Inc.	4,967	392,989
Patterson-UTI Energy, Inc.	20,932	226,484
PBF Energy, Inc., Class A	5,661	301,562
Phillips 66	11,078	1,586,480
#*ProFrac Holding Corp., Class A	2,942	21,388

8

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*ProPetro Holding Corp.	18,820	$164,110
Ranger Energy Services, Inc.	4	39
*REX American Resources Corp.	2,032	112,431
RPC, Inc.	18,840	126,040
Schlumberger NV	45,591	2,164,661
*Seadrill, Ltd.	7,409	359,707
Select Water Solutions, Inc.	7,294	67,397
Solaris Oilfield Infrastructure, Inc., Class A	1,662	14,642
TechnipFMC PLC	38,662	990,520
*TETRA Technologies, Inc.	11,259	48,301
Texas Pacific Land Corp.	1,042	600,505
#*Transocean, Ltd.	14,983	78,211
*US Silica Holdings, Inc.	1,024	15,800
*Valaris, Ltd.	686	44,631
Valero Energy Corp.	16,028	2,562,396
*Weatherford International PLC	6,660	823,309
World Kinect Corp.	8,292	194,862

TOTAL ENERGY		21,726,883

FINANCIALS — (16.1%)
1st Source Corp.	1,416	70,234
Affiliated Managers Group, Inc.	4,021	627,678
*Affinity Bancshares, Inc.	4	67
*Affirm Holdings, Inc.	12,066	384,664
Aflac, Inc.	16,912	1,414,689
Allstate Corp. (The)	7,281	1,238,207
Ally Financial, Inc.	23,314	894,092
Amalgamated Financial Corp.	3,249	79,730
*Ambac Financial Group, Inc.	5,292	76,469
Amerant Bancorp, Inc.	1,692	36,649
*American Coastal Insurance Corp.	1,985	20,783
American Equity Investment Life Holding Co.	3,937	220,905
American Express Co.	16,952	3,967,277
American Financial Group, Inc.	5,672	724,598
American International Group, Inc.	24,138	1,817,833
Ameriprise Financial, Inc.	4,649	1,914,412
Ameris Bancorp	2,409	114,379
AMERISAFE, Inc.	578	26,357
Aon PLC, Class A	2,631	741,968
#Apollo Global Management, Inc.	9,435	1,022,565
*Arch Capital Group, Ltd.	24,024	2,247,205
Ares Management Corp., Class A	2,882	383,565
Arrow Financial Corp.	582	12,961
Arthur J. Gallagher & Co.	1,168	274,118
#Artisan Partners Asset Management, Inc., Class A	3,021	123,650
*AssetMark Financial Holdings, Inc.	5,907	199,716
Associated Banc-Corp.	5,046	106,319
Assurant, Inc.	3,308	576,915
Assured Guaranty, Ltd.	3,855	295,679
Atlantic Union Bankshares Corp.	3,523	111,926
*Atlanticus Holdings Corp.	1,165	30,814
*AvidXchange Holdings, Inc.	3,245	37,837
Axis Capital Holdings, Ltd.	12,815	785,944
*Axos Financial, Inc.	3,209	162,407
*Baldwin Insurance Group, Inc. (The), Class A	1,311	34,925
Banc of California, Inc.	658	9,008
BancFirst Corp.	1,036	92,380
*Bancorp, Inc. (The)	4,024	120,479
Bank First Corp.	4	309

9

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Bank of America Corp.	85,562	$3,166,650
Bank of Hawaii Corp.	1,911	108,335
Bank of New York Mellon Corp. (The)	25,230	1,425,243
Bank of NT Butterfield & Son, Ltd. (The)	3,724	126,616
Bank of the James Financial Group, Inc.	1,312	13,356
Bank OZK	5,684	253,791
Bank7 Corp.	4	109
BankUnited, Inc.	2,205	58,940
Banner Corp.	1,933	84,337
Bar Harbor Bankshares	608	15,249
BayCom Corp.	702	13,886
Berkshire Hills Bancorp, Inc.	1,335	28,462
BGC Group, Inc., Class A	7,353	57,574
BlackRock, Inc.	2,266	1,710,014
Blackstone, Inc.	8,422	982,089
*Block, Inc.	22,901	1,671,773
BOK Financial Corp.	3,905	346,491
Bread Financial Holdings, Inc.	3,254	120,105
*Bridgewater Bancshares, Inc.	1,697	18,463
*Brighthouse Financial, Inc.	2,995	144,509
Brightsphere Investment Group, Inc.	1,257	27,956
Brookline Bancorp, Inc.	4,258	35,341
Brown & Brown, Inc.	2,341	190,885
Business First Bancshares, Inc.	1,429	28,852
Byline Bancorp, Inc.	1,981	42,928
Cadence Bank	6,438	178,139
*California Bancorp	4	87
Cambridge Bancorp	762	46,764
Camden National Corp.	476	14,861
*Cantaloupe, Inc.	28	162
Capital Bancorp, Inc.	4	78
Capital City Bank Group, Inc.	600	15,912
Capital One Financial Corp.	8,896	1,275,953
Capitol Federal Financial, Inc.	8,171	38,976
Carlyle Group, Inc. (The)	15,848	709,990
*Carter Bankshares, Inc.	1,073	13,058
#Cass Information Systems, Inc.	539	23,279
Cathay General Bancorp	3,859	132,904
Cboe Global Markets, Inc.	1,476	267,377
Central Pacific Financial Corp.	1,974	39,362
CF Bankshares, Inc.	4	74
Charles Schwab Corp. (The)	27,212	2,012,327
Chubb, Ltd.	8,568	2,130,348
Cincinnati Financial Corp.	2,157	249,543
Citigroup, Inc.	25,599	1,569,987
Citizens & Northern Corp.	814	13,879
Citizens Community Bancorp, Inc.	4	44
Citizens Financial Group, Inc.	1,552	52,939
#*Citizens, Inc.	24	54
#City Holding Co.	1,141	115,264
CME Group, Inc.	2,680	561,835
CNA Financial Corp.	4	176
CNB Financial Corp.	587	11,153
CNO Financial Group, Inc.	3,464	91,207
*Coastal Financial Corp.	577	22,318
#Cohen & Steers, Inc.	2,338	160,808
*Coinbase Global, Inc., Class A	3,057	623,414
Columbia Banking System, Inc.	6,878	129,375

10

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#*Columbia Financial, Inc.	6,366	$105,676
Commerce Bancshares, Inc.	4,574	250,106
Community Bank System, Inc.	2,363	102,129
Community Trust Bancorp, Inc.	713	29,953
ConnectOne Bancorp, Inc.	1,716	30,734
#*Consumer Portfolio Services, Inc.	4	34
#Corebridge Financial, Inc.	9,864	261,988
Crawford & Co., Class A	1,947	18,068
Crawford & Co., Class B	8	74
#*Credit Acceptance Corp.	479	246,072
*CrossFirst Bankshares, Inc.	2,253	27,216
Cullen/Frost Bankers, Inc.	1,569	163,709
*Customers Bancorp, Inc.	2,480	113,262
CVB Financial Corp.	5,682	92,844
Diamond Hill Investment Group, Inc.	262	39,096
Dime Community Bancshares, Inc.	1,876	34,143
Discover Financial Services	11,545	1,463,098
Donegal Group, Inc., Class A	1,195	16,061
*Donnelley Financial Solutions, Inc.	1,478	92,789
Eagle Bancorp, Inc.	1,725	31,895
East West Bancorp, Inc.	6,218	463,179
Eastern Bankshares, Inc.	7,428	93,296
*eHealth, Inc.	8	34
Employers Holdings, Inc.	3,342	142,336
Enact Holdings, Inc.	7,758	230,645
*Encore Capital Group, Inc.	1,520	62,457
*Enova International, Inc.	1,962	118,760
*Enstar Group, Ltd.	983	285,434
Enterprise Financial Services Corp.	2,246	85,370
Equitable Holdings, Inc.	29,458	1,087,295
Equity Bancshares, Inc., Class A	800	26,648
Erie Indemnity Co., Class A	919	351,665
Esquire Financial Holdings, Inc.	334	15,718
Essent Group, Ltd.	14,058	744,652
*Euronet Worldwide, Inc.	1,699	174,453
Evercore, Inc.	2,102	381,513
Everest Group, Ltd.	1,633	598,348
#EVERTEC, Inc.	980	36,779
*EZCORP, Inc., Class A	3,379	37,101
F&G Annuities & Life, Inc.	943	35,664
FactSet Research Systems, Inc.	738	307,665
Farmers National Banc Corp.	2,113	24,997
FB Financial Corp.	2,430	89,060
Federal Agricultural Mortgage Corp., Class A	91	13,424
Federal Agricultural Mortgage Corp., Class C	517	96,229
Federated Hermes, Inc.	4,075	133,864
Fidelity National Financial, Inc.	21,514	1,064,943
Fidelity National Information Services, Inc.	14,286	970,305
Fifth Third Bancorp	6,265	228,422
Financial Institutions, Inc.	1,200	20,664
*Finwise Bancorp	1,164	12,350
First American Financial Corp.	6,176	330,848
First Bancorp	2,789	84,814
First Bancorp	12,978	223,871
First Bancshares, Inc. (The)	1,949	46,659
First Bank	934	10,909
First Busey Corp.	3,310	73,945
First Business Financial Services, Inc.	300	9,921

11

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
First Citizens BancShares, Inc., Class A	663	$1,118,322
First Commonwealth Financial Corp.	6,529	86,118
First Community Bankshares, Inc.	808	26,809
First Financial Bancorp	3,426	75,749
First Financial Bankshares, Inc.	5,151	152,264
First Financial Corp.	636	23,157
#First Foundation, Inc.	2,500	13,700
First Hawaiian, Inc.	7,538	158,976
First Horizon Corp.	9,232	137,741
First Interstate BancSystem, Inc., Class A	5,551	148,212
First Merchants Corp.	1,927	64,400
First Mid Bancshares, Inc.	1,283	39,722
First Northwest Bancorp	4	41
First of Long Island Corp. (The)	912	8,637
FirstCash Holdings, Inc.	2,523	285,049
*Fiserv, Inc.	4,215	643,504
Five Star Bancorp	539	11,653
Flushing Financial Corp.	1,612	17,764
*Flywire Corp.	1,512	30,996
FNB Corp.	17,790	237,319
Franklin Resources, Inc.	6,626	151,338
Fulton Financial Corp.	8,163	135,098
*Genworth Financial, Inc.	75,033	444,946
German American Bancorp, Inc.	2,110	66,950
Glacier Bancorp, Inc.	4,470	161,725
Global Payments, Inc.	6,276	770,505
Globe Life, Inc.	8,554	651,558
Goldman Sachs Group, Inc. (The)	6,045	2,579,462
*Goosehead Insurance, Inc., Class A	357	20,317
Great Southern Bancorp, Inc.	504	25,906
*Greenlight Capital Re, Ltd., Class A	3,824	46,347
*Hagerty, Inc., Class A	1,173	10,498
Hamilton Lane, Inc., Class A	1,643	183,556
Hancock Whitney Corp.	3,262	148,062
Hanmi Financial Corp.	762	11,659
Hanover Insurance Group, Inc. (The)	2,460	319,357
HarborOne Bancorp, Inc.	1,388	14,060
Hartford Financial Services Group, Inc. (The)	20,262	1,963,185
HBT Financial, Inc.	1,590	29,343
HCI Group, Inc.	471	53,779
Heartland Financial USA, Inc.	2,537	106,833
Heritage Commerce Corp.	3,000	23,820
Heritage Financial Corp.	3,400	60,316
*Heritage Global, Inc.	4,057	9,980
*Heritage Insurance Holdings, Inc.	3,414	34,857
Home Bancorp, Inc.	4	140
Home BancShares, Inc.	11,368	269,194
HomeTrust Bancshares, Inc.	792	20,354
Hope Bancorp, Inc.	14,772	148,015
Horace Mann Educators Corp.	10,007	368,858
Horizon Bancorp, Inc.	1,920	22,042
Houlihan Lokey, Inc.	1,461	186,263
Huntington Bancshares, Inc.	1,657	22,320
*I3 Verticals, Inc., Class A	8	182
Independent Bank Corp.	1,388	69,733
Independent Bank Corp.	522	12,951
Independent Bank Group, Inc.	1,093	40,703
Interactive Brokers Group, Inc.	855	98,428

12

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Intercontinental Exchange, Inc.	3,171	$408,298
International Bancshares Corp.	1,889	105,123
*International Money Express, Inc.	1,269	25,672
Invesco, Ltd.	14,182	200,959
Investar Holding Corp.	685	11,426
Investors Title Co.	79	12,674
Jack Henry & Associates, Inc.	788	128,200
Jackson Financial, Inc., Class A	5,567	380,337
Janus Henderson Group PLC	18,187	567,798
Jefferies Financial Group, Inc.	10,046	432,581
JPMorgan Chase & Co.	52,787	10,121,379
Kearny Financial Corp.	3,897	21,044
Kemper Corp.	3,316	193,356
KeyCorp	28,013	405,908
Kinsale Capital Group, Inc.	1,222	443,892
KKR & Co., Inc.	9,181	854,476
Lakeland Bancorp, Inc.	1,504	18,334
Lakeland Financial Corp.	1,707	100,320
#*Lemonade, Inc.	176	3,032
*LendingClub Corp.	5,091	38,284
Lincoln National Corp.	20,072	547,363
Live Oak Bancshares, Inc.	4,082	131,930
LPL Financial Holdings, Inc.	4,495	1,209,739
M&T Bank Corp.	2,420	349,424
Macatawa Bank Corp.	1,100	15,400
*Maiden Holdings, Ltd.	36	75
*Markel Group, Inc.	303	441,895
MarketAxess Holdings, Inc.	1,460	292,131
*Marqeta, Inc., Class A	7,423	41,198
Marsh & McLennan Cos., Inc.	3,570	711,965
Mastercard, Inc., Class A	18,466	8,331,859
Mercantile Bank Corp.	682	24,607
Merchants Bancorp	2,980	120,183
Mercury General Corp.	3,971	207,524
MetLife, Inc.	18,071	1,284,487
Metrocity Bankshares, Inc.	1,337	30,724
MGIC Investment Corp.	23,591	478,425
Mid Penn Bancorp, Inc.	539	10,904
Midland States Bancorp, Inc.	1,012	22,163
MidWestOne Financial Group, Inc.	487	9,823
Moelis & Co., Class A	2,593	127,264
*Moneylion, Inc.	48	3,183
Moody’s Corp.	3,842	1,422,808
Morgan Stanley	31,936	2,901,066
Morningstar, Inc.	1,617	457,045
MSCI, Inc.	2,665	1,241,330
MVB Financial Corp.	504	9,057
Nasdaq, Inc.	13,152	787,147
National Bank Holdings Corp., Class A	2,174	71,155
National Western Life Group, Inc., Class A	131	64,035
Navient Corp.	4,032	60,561
NBT Bancorp, Inc.	3,333	116,688
*NCR Atleos Corp.	3,379	67,343
Nelnet, Inc., Class A	662	62,347
*NerdWallet, Inc., Class A	757	9,515
#New York Community Bancorp, Inc.	19,559	51,831
*NI Holdings, Inc.	720	10,706
Nicolet Bankshares, Inc.	810	61,989

13

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*NMI Holdings, Inc., Class A	9,993	$308,384
Northeast Bank	263	13,602
Northeast Community Bancorp, Inc.	8	126
Northern Trust Corp.	3,679	303,113
Northfield Bancorp, Inc.	2,424	20,216
Northwest Bancshares, Inc.	12,196	129,278
OceanFirst Financial Corp.	4,020	59,335
*Ocwen Financial Corp.	4	93
OFG Bancorp	2,460	88,831
Old National Bancorp	17,356	287,068
Old Republic International Corp.	15,407	460,053
Old Second Bancorp, Inc.	1,295	17,742
OneMain Holdings, Inc.	8,901	463,831
*Open Lending Corp.	5,919	30,187
Origin Bancorp, Inc.	1,701	50,520
Orrstown Financial Services, Inc.	694	18,197
*Oscar Health, Inc., Class A	11,579	201,127
Pacific Premier Bancorp, Inc.	3,793	81,550
*Palomar Holdings, Inc.	2,132	167,724
#Park National Corp.	594	78,236
Parke Bancorp, Inc.	4	66
Pathward Financial, Inc.	1,857	93,537
*Paymentus Holdings, Inc., Class A	8	163
*Payoneer Global, Inc.	9,411	46,490
*PayPal Holdings, Inc.	23,360	1,586,611
*Paysafe, Ltd.	2,295	32,635
*Paysign, Inc.	8	37
Peapack-Gladstone Financial Corp.	808	18,083
PennyMac Financial Services, Inc.	3,336	285,695
Peoples Bancorp, Inc.	1,582	45,941
Perella Weinberg Partners	1,650	24,618
Pinnacle Financial Partners, Inc.	3,165	242,756
Piper Sandler Cos.	1,239	242,584
#PJT Partners, Inc., Class A	591	55,844
PNC Financial Services Group, Inc. (The)	2,848	436,484
*Ponce Financial Group, Inc.	4	32
Popular, Inc.	4,004	340,300
*PRA Group, Inc.	1,214	28,881
Preferred Bank	993	75,160
Premier Financial Corp.	2,062	39,962
Primerica, Inc.	2,263	479,439
Principal Financial Group, Inc.	9,261	732,916
*ProAssurance Corp.	1,479	19,759
PROG Holdings, Inc.	7,179	238,630
Progressive Corp. (The)	8,264	1,720,978
Prosperity Bancshares, Inc.	4,382	271,553
*Provident Bancorp, Inc.	1,197	10,647
Provident Financial Services, Inc.	5,205	76,409
Prudential Financial, Inc.	26,112	2,884,854
QCR Holdings, Inc.	1,179	64,798
Radian Group, Inc.	5,276	157,594
Raymond James Financial, Inc.	5,030	613,660
Red River Bancshares, Inc.	313	14,151
Regional Management Corp.	900	22,689
Regions Financial Corp.	981	18,904
Reinsurance Group of America, Inc.	6,151	1,150,176
*Remitly Global, Inc.	2,360	42,079
RenaissanceRe Holdings, Ltd.	4,870	1,067,748

14

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Renasant Corp.	4,332	$125,888
*Repay Holdings Corp.	1,495	15,204
Republic Bancorp, Inc., Class A	938	47,575
Richmond Mutual Bancorp, Inc.	4	43
RLI Corp.	2,055	290,474
*Robinhood Markets, Inc., Class A	50,677	835,664
#*Rocket Cos., Inc., Class A	12	147
S&P Global, Inc.	4,769	1,983,093
S&T Bancorp, Inc.	2,731	82,340
Safety Insurance Group, Inc.	1,965	156,355
Sandy Spring Bancorp, Inc.	3,347	68,446
Seacoast Banking Corp. of Florida	1,946	44,894
SEI Investments Co.	5,595	368,990
Selective Insurance Group, Inc.	2,148	218,344
ServisFirst Bancshares, Inc.	1,533	90,386
#*Shift4 Payments, Inc., Class A	1,266	73,251
Sierra Bancorp	1,100	21,802
Silvercrest Asset Management Group, Inc., Class A	20	293
Simmons First National Corp., Class A	5,578	95,328
*SiriusPoint, Ltd.	7,732	91,083
*Skyward Specialty Insurance Group, Inc.	800	27,936
SLM Corp.	14,662	310,688
SmartFinancial, Inc.	513	10,542
#*SoFi Technologies, Inc.	14,044	95,218
South Plains Financial, Inc.	425	11,016
Southern Missouri Bancorp, Inc.	545	21,855
Southside Bancshares, Inc.	16	427
SouthState Corp.	3,477	263,209
State Street Corp.	6,002	435,085
Stellar Bancorp, Inc.	2,218	49,240
StepStone Group, Inc., Class A	3,155	113,801
*Sterling Bancorp, Inc.	8	38
Stewart Information Services Corp.	10,216	633,494
Stifel Financial Corp.	3,072	245,514
Stock Yards Bancorp, Inc.	2,166	96,495
*StoneX Group, Inc.	2,920	211,992
Summit Financial Group, Inc.	518	13,711
*SWK Holdings Corp.	4	69
Synchrony Financial	16,634	731,563
Synovus Financial Corp.	8,058	288,396
T. Rowe Price Group, Inc.	5,539	606,908
*Texas Capital Bancshares, Inc.	2,257	129,552
#TFS Financial Corp.	5,372	64,518
Tiptree, Inc.	1,960	31,223
*Toast, Inc., Class A	19,844	468,914
Tompkins Financial Corp.	679	29,862
Towne Bank	2,284	59,087
Tradeweb Markets, Inc., Class A	598	60,823
Travelers Cos., Inc. (The)	13,072	2,773,356
TriCo Bancshares	1,866	64,881
*Triumph Financial, Inc.	1,153	81,125
Truist Financial Corp.	5,719	214,748
#*Trupanion, Inc.	1,340	30,150
TrustCo Bank Corp.	912	24,277
Trustmark Corp.	4,624	136,870
UMB Financial Corp.	1,744	138,927
United Bankshares, Inc.	5,872	190,605
United Community Banks, Inc.	3,683	92,922

15

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
United Fire Group, Inc.	1,312	$28,982
Universal Insurance Holdings, Inc.	1,910	37,283
Univest Financial Corp.	1,312	27,381
Unum Group	13,371	677,910
US Bancorp	9,821	399,027
USCB Financial Holdings, Inc.	1,000	11,140
Valley National Bancorp	17,388	121,890
*Velocity Financial, Inc.	2,222	38,107
Veritex Holdings, Inc.	3,779	73,615
Victory Capital Holdings, Inc., Class A	5,005	254,554
#Virginia National Bankshares Corp.	4	113
Virtu Financial, Inc., Class A	2,863	62,127
Virtus Investment Partners, Inc.	1,417	310,776
#Visa, Inc., Class A	33,035	8,873,531
Voya Financial, Inc.	3,867	263,575
W. R. Berkley Corp.	7,835	603,060
WaFd, Inc.	15,330	415,290
Walker & Dunlop, Inc.	1,797	164,659
Washington Trust Bancorp, Inc.	800	20,368
Waterstone Financial, Inc.	12	136
Webster Financial Corp.	4,454	195,219
Wells Fargo & Co.	35,231	2,089,903
WesBanco, Inc.	2,865	77,355
West Bancorp, Inc.	4	65
Westamerica Bancorp	2,223	103,481
Western Alliance Bancorp	5,143	292,277
Western Union Co. (The)	23,428	314,872
Westwood Holdings Group, Inc.	800	9,952
*WEX, Inc.	2,141	452,308
White Mountains Insurance Group, Ltd.	81	144,029
William Penn Bancorp	4	49
Willis Towers Watson PLC	2,259	567,325
Wintrust Financial Corp.	3,408	329,349
WisdomTree, Inc.	12,478	111,054
*World Acceptance Corp.	296	40,721
WSFS Financial Corp.	3,074	131,352
Zions Bancorp NA	9,159	373,504

TOTAL FINANCIALS		149,776,305

HEALTH CARE — (12.3%)
*10X Genomics, Inc., Class A	2,273	66,553
Abbott Laboratories	18,586	1,969,558
AbbVie, Inc.	39,508	6,425,581
*Acadia Healthcare Co., Inc.	1,079	79,781
*Accolade, Inc.	3,803	29,017
*Accuray, Inc.	60	128
*AdaptHealth Corp.	6,829	67,266
*Addus HomeCare Corp.	626	60,190
*Adverum Biotechnologies, Inc.	1,835	17,836
Agilent Technologies, Inc.	10,255	1,405,345
*Agios Pharmaceuticals, Inc.	7,015	227,988
*Align Technology, Inc.	1,133	319,937
#*Allogene Therapeutics, Inc.	13,636	37,635
*Alnylam Pharmaceuticals, Inc.	853	122,789
*Amedisys, Inc.	156	14,360
*American Shared Hospital Services	136	414
Amgen, Inc.	10,346	2,834,183
*AMN Healthcare Services, Inc.	3,343	200,513
*Amneal Pharmaceuticals, Inc.	1,649	9,976

16

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Anika Therapeutics, Inc.	798	$20,660
*Annexon, Inc.	2,218	10,092
*Aprea Therapeutics, Inc.	1,700	8,687
*ARCA biopharma, Inc.	4	14
#*Arcturus Therapeutics Holdings, Inc.	685	17,515
*Arcus Biosciences, Inc.	8,617	131,237
*Artivion, Inc.	1,276	25,035
#*Astrana Health, Inc.	2,242	83,290
*AtriCure, Inc.	1,662	40,087
#Atrion Corp.	28	11,852
*Aura Biosciences, Inc.	2,409	17,827
*Avanos Medical, Inc.	1,883	34,045
*Avantor, Inc.	14,095	341,522
*Avidity Biosciences, Inc.	2,595	62,617
*Avita Medical, Inc.	8	67
*Axogen, Inc.	2,823	18,095
*Axonics, Inc.	1,031	68,634
*Azenta, Inc.	2,117	111,058
#*Beam Therapeutics, Inc.	501	10,631
Becton Dickinson & Co.	1,963	460,520
*BioAtla, Inc.	3,401	7,669
*Biogen, Inc.	1,543	331,467
*BioMarin Pharmaceutical, Inc.	3,312	267,477
*Biomea Fusion, Inc.	8	86
*Bio-Rad Laboratories, Inc., Class A	447	120,578
Bio-Techne Corp.	7,526	475,718
*Black Diamond Therapeutics, Inc.	16	89
*Boston Scientific Corp.	24,539	1,763,618
Bristol-Myers Squibb Co.	45,261	1,988,768
*Brookdale Senior Living, Inc.	3,382	22,964
Bruker Corp.	8,948	698,034
Cardinal Health, Inc.	5,454	561,980
*CareDx, Inc.	1,945	15,093
*Caribou Biosciences, Inc.	2,030	7,369
*Castle Biosciences, Inc.	1,410	29,737
*Catalent, Inc.	3,069	171,404
*Celcuity, Inc.	4	63
#Cencora, Inc.	6,979	1,668,330
*Centene Corp.	29,266	2,138,174
*Certara, Inc.	9,267	158,558
*Charles River Laboratories International, Inc.	749	171,521
Chemed Corp.	303	172,104
Cigna Group (The)	12,438	4,440,864
*Codexis, Inc.	3,694	10,750
*Collegium Pharmaceutical, Inc.	8	295
*Community Health Systems, Inc.	24	79
CONMED Corp.	670	45,547
*Cooper Cos., Inc. (The)	2,072	184,532
*CorMedix, Inc.	16	84
*CorVel Corp.	594	141,877
*Cross Country Healthcare, Inc.	2,432	42,803
*CryoPort, Inc.	3,515	56,908
*Cue Biopharma, Inc.	16	30
*Cullinan Therapeutics, Inc.	1,040	28,090
*CVRx, Inc.	1,147	17,790
CVS Health Corp.	37,591	2,545,287
*Cytek Biosciences, Inc.	6,912	41,541
Danaher Corp.	10,098	2,490,369

17

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*DaVita, Inc.	2,100	$291,921
*Day One Biopharmaceuticals, Inc.	1,717	29,361
*Deciphera Pharmaceuticals, Inc.	2,593	65,525
*Definitive Healthcare Corp.	8,773	60,885
*Denali Therapeutics, Inc.	1,283	19,810
DENTSPLY SIRONA, Inc.	5,944	178,379
*Dexcom, Inc.	4,114	524,082
#*Doximity, Inc., Class A	8,561	207,947
#*Dynavax Technologies Corp.	1,721	19,568
*Edgewise Therapeutics, Inc.	325	5,831
#*Editas Medicine, Inc.	1,802	9,388
*Edwards Lifesciences Corp.	4,493	380,422
*Elanco Animal Health, Inc.	3,520	46,323
*Electromed, Inc.	4	70
Elevance Health, Inc.	7,266	3,840,662
Eli Lilly & Co.	10,651	8,319,496
Encompass Health Corp.	393	32,768
*Enhabit, Inc.	1,099	11,089
*Enovis Corp.	4	221
*Envista Holdings Corp.	5,717	112,511
*Evolent Health, Inc., Class A	4,930	136,758
#*Exact Sciences Corp.	6,782	402,512
*FONAR Corp.	600	9,444
*Fortrea Holdings, Inc.	1,503	54,995
GE HealthCare Technologies, Inc.	19,073	1,454,100
Gilead Sciences, Inc.	27,874	1,817,385
*Glaukos Corp.	1,093	104,928
*Globus Medical, Inc.	1,803	89,771
#*GoodRx Holdings, Inc., Class A	3,498	24,836
*Haemonetics Corp.	1,370	125,972
*Halozyme Therapeutics, Inc.	1,855	70,676
*Harvard Bioscience, Inc.	16	61
HCA Healthcare, Inc.	1,438	445,521
*Health Catalyst, Inc.	1,161	7,221
*HealthEquity, Inc.	4,577	361,171
HealthStream, Inc.	2,417	62,286
*Henry Schein, Inc.	6,093	422,123
*HilleVax, Inc.	1,330	17,556
*Hims & Hers Health, Inc.	5,955	74,616
*Hologic, Inc.	6,162	466,895
Humana, Inc.	2,261	683,026
*ICU Medical, Inc.	153	14,982
*Ideaya Biosciences, Inc.	1,281	52,073
*IDEXX Laboratories, Inc.	1,982	976,650
*Illumina, Inc.	1,536	189,005
*Immunovant, Inc.	40	1,098
*Incyte Corp.	3,373	175,565
*InfuSystem Holdings, Inc.	12	90
*Inmune Bio, Inc.	8	95
*Inozyme Pharma, Inc.	3,918	17,278
*Inspire Medical Systems, Inc.	36	8,700
*Insulet Corp.	131	22,524
*Integer Holdings Corp.	1,502	167,668
*Integra LifeSciences Holdings Corp.	1,354	39,496
#*Intellia Therapeutics, Inc.	1,661	35,545
*Intuitive Surgical, Inc.	4,009	1,485,816
#*Iovance Biotherapeutics, Inc.	1,527	17,988
*IQVIA Holdings, Inc.	8,959	2,076,427

18

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)iRadimed Corp.	498	$20,224
Johnson & Johnson	62,647	9,058,130
*Keros Therapeutics, Inc.	373	21,034
*KORU Medical Systems, Inc.	24	52
*Krystal Biotech, Inc.	414	63,392
*Kura Oncology, Inc.	2,051	40,241
#*Kymera Therapeutics, Inc.	334	11,229
Laboratory Corp. of America Holdings	1,503	302,659
*Lantheus Holdings, Inc.	1,160	77,186
*Larimar Therapeutics, Inc.	16	110
#LeMaitre Vascular, Inc.	831	53,849
*LENSAR, Inc.	3,184	9,934
*LENZ Therapeutics, Inc.	700	11,109
#*LifeStance Health Group, Inc.	1,001	6,186
*Ligand Pharmaceuticals, Inc.	20	1,398
*Lisata Therapeutics, Inc.	100	281
*LivaNova PLC	1,303	72,642
*MacroGenics, Inc.	20	296
*Masimo Corp.	996	133,872
#*MaxCyte, Inc.	2,331	8,462
McKesson Corp.	3,593	1,930,196
*Medpace Holdings, Inc.	1,221	474,175
Medtronic PLC	21,923	1,759,102
Merck & Co., Inc.	33,150	4,283,643
*Merit Medical Systems, Inc.	3,512	260,239
*Mettler-Toledo International, Inc.	327	402,112
*MiMedx Group, Inc.	2,824	17,396
*Moderna, Inc.	8,230	907,851
*Molina Healthcare, Inc.	3,312	1,133,035
*Myriad Genetics, Inc.	20	391
*Natera, Inc.	2,531	235,079
National Research Corp.	1,180	40,415
*Nautilus Biotechnology, Inc.	3,463	8,796
#*NeoGenomics, Inc.	10,270	142,958
*Nurix Therapeutics, Inc.	2,259	27,153
*Nuvalent, Inc., Class A	1,109	76,388
*Olema Pharmaceuticals, Inc.	2,345	23,849
*OmniAb Operations, Inc. - Earnout Shares	9,869	43,818
*OptimizeRx Corp.	1,182	12,056
*Option Care Health, Inc.	7,475	223,428
*OraSure Technologies, Inc.	2,835	14,997
*Organogenesis Holdings, Inc.	5,678	13,343
Organon & Co.	6,615	123,105
*ORIC Pharmaceuticals, Inc.	1,592	14,057
*Orthofix Medical, Inc.	3	39
*Owens & Minor, Inc.	5,282	130,677
#*Pacific Biosciences of California, Inc.	3,151	5,199
Patterson Cos., Inc.	7,747	197,316
*Pennant Group, Inc. (The)	717	14,993
*Penumbra, Inc.	617	121,222
*PepGen, Inc.	8	98
Perrigo Co. PLC	3,618	118,164
*PetIQ, Inc.	736	12,012
Pfizer, Inc.	64,136	1,643,164
*Phreesia, Inc.	925	19,185
*Poseida Therapeutics, Inc.	3,400	8,228
#Premier, Inc., Class A	12,431	259,559
#*Privia Health Group, Inc.	304	5,594

19

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Progyny, Inc.	4,099	$131,414
#*Protara Therapeutics, Inc.	3,011	8,973
*Quanterix Corp.	2,905	46,829
Quest Diagnostics, Inc.	1,215	167,889
*R1 RCM, Inc.	14,703	180,700
*RadNet, Inc.	2,743	133,036
#*Recursion Pharmaceuticals, Inc., Class A	1,500	11,730
*Regeneron Pharmaceuticals, Inc.	1,653	1,472,261
*REGENXBIO, Inc.	1,220	18,727
#*Repligen Corp.	2,036	334,311
#ResMed, Inc.	3,562	762,232
*REVOLUTION Medicines, Inc.	2,500	93,200
Revvity, Inc.	2,937	300,954
*Rocket Pharmaceuticals, Inc.	7,685	165,381
*Sage Therapeutics, Inc.	74	1,032
#*Sana Biotechnology, Inc.	868	7,812
#*Schrodinger, Inc.	5,952	145,110
Select Medical Holdings Corp.	2,965	84,117
*Shockwave Medical, Inc.	1,252	413,398
#Simulations Plus, Inc.	785	35,600
*Solventum Corp.	1,304	84,773
*Sotera Health Co.	1,876	21,011
*SpringWorks Therapeutics, Inc.	1,474	68,821
*STAAR Surgical Co.	176	8,089
*Standard BioTools, Inc.	14,473	35,893
STERIS PLC	1,116	228,289
Stryker Corp.	4,225	1,421,713
#*Surgery Partners, Inc.	2,770	69,112
*Talkspace, Inc.	4,553	13,932
#*Tango Therapeutics, Inc.	1,669	12,851
*Teladoc Health, Inc.	2,796	35,649
Teleflex, Inc.	1,688	352,370
Thermo Fisher Scientific, Inc.	7,229	4,111,277
*Twist Bioscience Corp.	1,692	52,841
UnitedHealth Group, Inc.	24,627	11,912,080
Universal Health Services, Inc., Class B	1,052	179,292
US Physical Therapy, Inc.	588	59,688
*Varex Imaging Corp.	1,080	17,550
*Veeva Systems, Inc., Class A	5,051	1,002,927
*Veracyte, Inc.	2,798	54,757
*Veradigm, Inc.	6,663	53,237
*Vericel Corp.	1,045	47,934
*Vertex Pharmaceuticals, Inc.	3,989	1,566,919
Viatris, Inc.	30	347
*Vir Biotechnology, Inc.	955	8,079
*Voyager Therapeutics, Inc.	4,534	35,456
*Waters Corp.	1,411	436,055
*Werewolf Therapeutics, Inc.	12	75
*Xencor, Inc.	1,657	34,698
*Xenon Pharmaceuticals, Inc.	1,301	52,886
*XOMA Corp.	4	101
#*Y-mAbs Therapeutics, Inc.	1,289	19,606
#*Zentalis Pharmaceuticals, Inc.	3,101	34,297
*Zevra Therapeutics, Inc.	16	73
Zimmer Biomet Holdings, Inc.	4,804	577,825
*Zimvie, Inc.	2,412	36,662
Zoetis, Inc.	720	114,653
*Zymeworks, Inc.	1,270	10,897

TOTAL HEALTH CARE		114,332,033

20

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (13.4%)
*3D Systems Corp.	1,896	$6,352
3M Co.	5,219	503,686
A. O. Smith Corp.	6,448	534,152
#AAON, Inc.	3,599	338,630
*AAR Corp.	1,459	100,875
ABM Industries, Inc.	4,753	207,706
ACCO Brands Corp.	4,444	21,420
Acuity Brands, Inc.	988	245,320
*ACV Auctions, Inc., Class A	3,687	64,338
Advanced Drainage Systems, Inc.	1,913	300,341
AECOM	10,255	947,152
*AeroVironment, Inc.	999	159,630
AGCO Corp.	7,104	811,206
Air Lease Corp.	13,289	667,639
Alamo Group, Inc.	466	90,581
Albany International Corp.	219	17,465
*Alight, Inc., Class A	41,017	369,973
Allegion PLC	5,068	616,066
Allient, Inc.	656	19,280
Allison Transmission Holdings, Inc.	3,148	231,535
*Alpha Pro Tech, Ltd.	8	48
Alta Equipment Group, Inc.	1,305	14,499
*American Superconductor Corp.	2,212	27,318
*American Woodmark Corp.	464	42,725
AMETEK, Inc.	8,026	1,401,821
*API Group Corp.	11,032	425,504
Apogee Enterprises, Inc.	307	18,966
Applied Industrial Technologies, Inc.	1,900	348,175
ARC Document Solutions, Inc.	12	32
ArcBest Corp.	463	51,351
Arcosa, Inc.	380	28,888
Argan, Inc.	894	53,872
Armstrong World Industries, Inc.	1,241	142,566
#*Array Technologies, Inc.	3,423	42,240
*ASGN, Inc.	3,334	321,564
Astec Industries, Inc.	1,430	59,774
*Astronics Corp.	1,212	20,325
*Asure Software, Inc.	8	59
Atkore, Inc.	2,388	418,616
Automatic Data Processing, Inc.	14,148	3,422,260
*AZEK Co., Inc. (The)	3,912	178,544
AZZ, Inc.	721	51,645
Barnes Group, Inc.	2,916	101,244
Barrett Business Services, Inc.	583	70,834
*Beacon Roofing Supply, Inc.	5,341	526,249
*Blue Bird Corp.	1,005	33,120
*BlueLinx Holdings, Inc.	724	79,401
Boise Cascade Co.	2,506	331,469
Booz Allen Hamilton Holding Corp.	5,508	813,366
*Bowman Consulting Group, Ltd.	4	130
Brady Corp., Class A	1,636	96,524
*BrightView Holdings, Inc.	1,329	14,951
Brink’s Co. (The)	2,679	234,305
Broadridge Financial Solutions, Inc.	3,200	618,912
*Builders FirstSource, Inc.	7,478	1,367,128

21

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
BWX Technologies, Inc.	2,529	$242,202
*CACI International, Inc., Class A	2,051	824,974
Cadre Holdings, Inc.	740	24,679
Carlisle Cos., Inc.	1,654	642,165
Carrier Global Corp.	23,836	1,465,676
Caterpillar, Inc.	15,768	5,275,500
*CBIZ, Inc.	5,321	378,749
*CECO Environmental Corp.	2,441	52,774
CH Robinson Worldwide, Inc.	5,630	399,730
#*Chart Industries, Inc.	1,112	160,195
*Cimpress PLC	1,391	118,611
Cintas Corp.	864	568,806
Civeo Corp.	756	17,554
#*Clarivate PLC	77,436	523,467
*Clean Harbors, Inc.	56	10,609
Columbus McKinnon Corp.	1,858	76,680
Comfort Systems USA, Inc.	1,341	414,919
*Commercial Vehicle Group, Inc.	2,461	14,791
CompX International, Inc.	316	9,951
*Concrete Pumping Holdings, Inc.	1,920	12,768
*Conduent, Inc.	15,915	50,132
*Construction Partners, Inc., Class A	1,885	97,341
*Copart, Inc.	13,278	721,128
*Core & Main, Inc., Class A	14,303	807,690
Covenant Logistics Group, Inc.	505	22,821
CRA International, Inc.	1,141	165,548
Crane Co.	2,092	292,901
CSG Systems International, Inc.	3,370	159,199
CSW Industrials, Inc.	220	52,276
CSX Corp.	13,567	450,696
Cummins, Inc.	6,101	1,723,471
Curtiss-Wright Corp.	1,557	394,575
*Custom Truck One Source, Inc.	14,469	72,200
#*Dayforce, Inc.	13,805	847,213
Deere & Co.	8,662	3,390,393
Deluxe Corp.	4,611	91,067
*Distribution Solutions Group, Inc.	3,066	101,086
*DLH Holdings Corp.	1,561	16,578
*DNOW, Inc.	20,952	295,633
Donaldson Co., Inc.	5,048	364,466
Dover Corp.	3,766	675,244
*Driven Brands Holdings, Inc.	741	10,619
*Ducommun, Inc.	775	41,920
Dun & Bradstreet Holdings, Inc.	48,995	445,854
*DXP Enterprises, Inc.	1,125	54,855
*Dycom Industries, Inc.	664	92,973
Eastern Co. (The)	4	127
Eaton Corp. PLC	5,231	1,664,818
EMCOR Group, Inc.	2,401	857,565
Emerson Electric Co.	4,605	496,327
Encore Wire Corp.	550	153,648
*Energy Recovery, Inc.	1,461	21,769
Enerpac Tool Group Corp.	2,479	88,327
EnerSys	628	56,803
Ennis, Inc.	975	19,402
Enpro, Inc.	1,015	152,382
*Enviri Corp.	2,820	21,940
Equifax, Inc.	5,904	1,300,002

22

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Esab Corp.	3,249	$344,004
ESCO Technologies, Inc.	1,391	141,117
EVI Industries, Inc.	8	164
*ExlService Holdings, Inc.	10,562	306,298
Expeditors International of Washington, Inc.	7,530	838,164
Exponent, Inc.	2,228	204,775
Fastenal Co.	19,233	1,306,690
Federal Signal Corp.	2,751	223,656
FedEx Corp.	4,433	1,160,471
Ferguson PLC	10,557	2,215,914
First Advantage Corp.	17,601	286,896
Flowserve Corp.	6,694	315,689
*Fluor Corp.	11,466	462,424
Fortive Corp.	10,399	782,733
Fortune Brands Innovations, Inc.	5,799	423,907
#Forward Air Corp.	431	9,491
*Franklin Covey Co.	291	11,332
Franklin Electric Co., Inc.	1,765	169,917
#*FTI Consulting, Inc.	2,885	616,900
*Gates Industrial Corp. PLC	3,331	58,692
GATX Corp.	1,822	222,940
*GE Vernova, Inc.	3,958	608,384
*Gencor Industries, Inc.	4	68
*Generac Holdings, Inc.	2,674	363,557
General Dynamics Corp.	2,624	753,324
General Electric Co.	15,966	2,583,618
Genpact, Ltd.	2,965	91,144
*Gibraltar Industries, Inc.	2,249	160,714
Global Industrial Co.	2,138	82,334
*GMS, Inc.	3,215	297,452
Gorman-Rupp Co. (The)	780	25,873
Graco, Inc.	2,805	224,961
*Graham Corp.	4	111
Granite Construction, Inc.	1,086	60,273
*Great Lakes Dredge & Dock Corp.	4,208	27,773
Greenbrier Cos., Inc. (The)	2,395	118,289
Griffon Corp.	1,417	92,842
*GXO Logistics, Inc.	5,044	250,485
H&E Equipment Services, Inc.	3,754	181,281
*Hayward Holdings, Inc.	14,539	197,440
*Healthcare Services Group, Inc.	1,846	19,605
Heartland Express, Inc.	2,871	28,538
HEICO Corp.	934	193,712
HEICO Corp., Class A	1,250	207,312
Heidrick & Struggles International, Inc.	1,937	57,103
Helios Technologies, Inc.	1,799	81,135
Herc Holdings, Inc.	1,171	167,488
Hexcel Corp.	2,347	150,701
Hillenbrand, Inc.	2,255	107,609
*Hillman Solutions Corp.	9,501	90,830
*HireRight Holdings Corp.	1,969	28,157
HNI Corp.	1,938	81,299
Honeywell International, Inc.	6,864	1,322,899
Howmet Aerospace, Inc.	3,298	220,141
Hub Group, Inc., Class A	3,176	127,739
Hubbell, Inc.	1,224	453,516
*Hudson Technologies, Inc.	5,274	52,318
Huntington Ingalls Industries, Inc.	1,919	531,429

23

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Hurco Cos., Inc.	4	$72
*Huron Consulting Group, Inc.	1,819	169,604
Hyster-Yale Materials Handling, Inc.	1,055	61,791
ICF International, Inc.	2,348	338,793
IDEX Corp.	1,639	361,334
*IES Holdings, Inc.	1,135	153,361
Illinois Tool Works, Inc.	5,156	1,258,631
Ingersoll Rand, Inc.	10,654	994,231
*Innovative Solutions and Support, Inc.	2,031	13,161
Insperity, Inc.	1,747	179,819
Insteel Industries, Inc.	1,026	32,935
Interface, Inc.	3,524	53,882
ITT, Inc.	3,920	507,013
Jacobs Solutions, Inc.	4,305	617,897
*Janus International Group, Inc.	1,702	24,526
JB Hunt Transport Services, Inc.	1,212	197,035
*JELD-WEN Holding, Inc.	3,159	64,759
John Bean Technologies Corp.	1,857	165,440
Johnson Controls International PLC	24,220	1,575,995
Kadant, Inc.	334	91,446
Karat Packaging, Inc.	355	9,620
KBR, Inc.	13,333	865,845
Kelly Services, Inc., Class A	1,758	40,329
Kennametal, Inc.	1,720	40,472
Kforce, Inc.	1,972	121,791
*Kirby Corp.	46	5,020
Knight-Swift Transportation Holdings, Inc.	2,360	109,103
Korn Ferry	4,833	293,460
*Kratos Defense & Security Solutions, Inc.	6,163	109,825
*L B Foster Co., Class A	4	93
L3Harris Technologies, Inc.	7,702	1,648,613
Landstar System, Inc.	2,827	493,057
*Legalzoom.com, Inc.	7,801	93,222
Leidos Holdings, Inc.	4,182	586,400
Lennox International, Inc.	909	421,249
*Leonardo DRS, Inc.	3,301	71,038
#*Limbach Holdings, Inc.	794	35,992
Lincoln Electric Holdings, Inc.	948	208,114
Lindsay Corp.	497	57,727
*LiqTech International, Inc.	262	710
*Liquidity Services, Inc.	873	15,068
*LS Starrett Co. (The), Class A	4	64
LSI Industries, Inc.	1,467	21,418
*Manitex International, Inc.	12	63
*Manitowoc Co., Inc. (The)	1,416	17,134
ManpowerGroup, Inc.	4,641	350,163
Marten Transport, Ltd.	2,929	49,559
Masco Corp.	4,380	299,811
*Masonite International Corp.	657	87,085
*MasTec, Inc.	1,046	92,770
*Masterbrand, Inc.	8,489	141,512
*Matrix Service Co.	3,396	38,239
Matson, Inc.	533	57,447
Matthews International Corp., Class A	684	18,454
Maximus, Inc.	5,991	480,957
*Mayville Engineering Co., Inc.	4	55
McGrath RentCorp	1,353	144,311
*Mercury Systems, Inc.	1,359	38,324

24

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Middleby Corp. (The)	2,784	$386,892
Miller Industries, Inc.	952	46,372
MillerKnoll, Inc.	3,326	84,580
*Mistras Group, Inc.	2,895	25,331
*Montrose Environmental Group, Inc.	1,350	58,617
Moog, Inc., Class A	1,187	188,816
*MRC Global, Inc.	9,324	104,709
MSA Safety, Inc.	1,511	272,584
MSC Industrial Direct Co., Inc.	6,538	596,527
Mueller Industries, Inc.	7,539	420,827
Mueller Water Products, Inc., Class A	1,708	27,055
*MYR Group, Inc.	626	104,072
*NEXTracker, Inc., Class A	8,964	383,570
*NN, Inc.	20	71
Nordson Corp.	909	234,695
Northrop Grumman Corp.	1,621	786,234
*Northwest Pipe Co.	4	127
*NV5 Global, Inc.	1,166	108,718
nVent Electric PLC	9,171	660,954
Old Dominion Freight Line, Inc.	2,166	393,584
#Omega Flex, Inc.	303	20,077
*OPENLANE, Inc.	29,499	506,793
*Orion Group Holdings, Inc.	8	57
Oshkosh Corp.	3,264	366,449
Otis Worldwide Corp.	12,359	1,127,141
PACCAR, Inc.	10,961	1,163,072
Park Aerospace Corp.	8	114
Parker-Hannifin Corp.	2,007	1,093,634
Park-Ohio Holdings Corp.	4	102
*Parsons Corp.	6,943	545,095
Paychex, Inc.	13,764	1,635,301
Paycom Software, Inc.	858	161,287
*Paycor HCM, Inc.	7,716	134,027
*Paylocity Holding Corp.	2,269	352,058
Pentair PLC	8,469	669,813
*Performant Financial Corp.	32	85
*Pioneer Power Solutions, Inc.	4	15
#Pitney Bowes, Inc.	9,009	38,378
#*Planet Labs PBC	4,146	7,007
Powell Industries, Inc.	744	106,392
Preformed Line Products Co.	272	32,920
Primoris Services Corp.	2,688	125,261
*Proto Labs, Inc.	1,761	53,675
Quad/Graphics, Inc.	28	126
Quanex Building Products Corp.	869	28,868
Quanta Services, Inc.	2,342	605,547
*Radiant Logistics, Inc.	1,624	8,023
*RBC Bearings, Inc.	633	154,800
*RCM Technologies, Inc.	723	13,701
Regal Rexnord Corp.	1,996	322,094
*Resideo Technologies, Inc.	9,941	194,148
Resources Connection, Inc.	2,384	26,343
REV Group, Inc.	3,383	73,952
Robert Half, Inc.	11,186	773,400
#*Rocket Lab USA, Inc.	8,337	31,347
Rockwell Automation, Inc.	4,872	1,320,117
Rollins, Inc.	3,513	156,539
RTX Corp.	23,839	2,420,135

25

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Rush Enterprises, Inc., Class A	4,537	$199,265
Rush Enterprises, Inc., Class B	493	20,169
*RXO, Inc.	3,645	68,927
Ryder System, Inc.	834	101,623
*Saia, Inc.	378	150,002
Schneider National, Inc., Class B	2,770	57,284
Science Applications International Corp.	4,957	637,966
Sensata Technologies Holding PLC	6,441	246,755
*Shoals Technologies Group, Inc., Class A	2,518	21,277
*SIFCO Industries, Inc.	4	13
Simpson Manufacturing Co., Inc.	2,395	416,467
*SiteOne Landscape Supply, Inc.	2,380	373,398
Snap-on, Inc.	885	237,145
*SP Plus Corp.	12	613
*SPX Technologies, Inc.	2,304	280,650
SS&C Technologies Holdings, Inc.	5,663	350,483
Standex International Corp.	1,238	214,025
Stanley Black & Decker, Inc.	2,151	196,601
Steelcase, Inc., Class A	6,857	82,490
*Stericycle, Inc.	1,850	82,750
*Sterling Check Corp.	8,374	126,699
*Sterling Infrastructure, Inc.	1,914	194,462
#*Sunrun, Inc.	8,206	84,440
#*Symbotic, Inc.	577	22,255
Tecnoglass, Inc.	1,088	60,438
Tennant Co.	744	86,661
Terex Corp.	3,770	211,308
Tetra Tech, Inc.	2,885	561,767
Textron, Inc.	2,869	242,689
*Thermon Group Holdings, Inc.	1,956	62,455
Timken Co. (The)	1,548	138,113
*Titan International, Inc.	3,638	40,091
*Titan Machinery, Inc.	1,441	32,077
Toro Co. (The)	4,236	371,031
Trane Technologies PLC	3,574	1,134,173
*Transcat, Inc.	359	38,546
TransDigm Group, Inc.	712	888,597
TransUnion	7,888	575,824
#*Trex Co., Inc.	2,364	209,332
TriNet Group, Inc.	3,044	305,526
Trinity Industries, Inc.	1,918	49,906
*Triumph Group, Inc.	2,421	32,345
*TrueBlue, Inc.	1,742	18,152
TTEC Holdings, Inc.	583	4,244
*Tutor Perini Corp.	2,496	41,508
Twin Disc, Inc.	8	129
*Uber Technologies, Inc.	25,394	1,682,860
UFP Industries, Inc.	1,773	199,817
U-Haul Holding Co.	13,693	839,655
#*U-Haul Holding Co.	770	48,687
*Ultralife Corp.	8	94
UniFirst Corp.	640	102,483
Union Pacific Corp.	553	131,149
United Parcel Service, Inc., Class B	9,411	1,387,934
United Rentals, Inc.	4,260	2,845,637
Universal Logistics Holdings, Inc.	1,201	53,661
*Upwork, Inc.	11,645	136,246
*V2X, Inc.	806	39,155

26

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Valmont Industries, Inc.	313	$64,102
Veralto Corp.	2,680	251,062
Verisk Analytics, Inc.	7,693	1,676,766
*Verra Mobility Corp.	9,691	228,514
Vertiv Holdings Co., Class A	8,985	835,605
Vestis Corp.	7,244	133,434
*Viad Corp.	1,064	36,687
#Virco Mfg. Corp.	2,179	23,250
#*Virgin Galactic Holdings, Inc.	1,698	1,477
*VirTra, Inc.	4	63
VSE Corp.	1,025	80,022
Wabash National Corp.	2,871	66,349
#Watsco, Inc.	758	339,372
Watts Water Technologies, Inc., Class A	941	186,751
WESCO International, Inc.	4,054	619,248
Westinghouse Air Brake Technologies Corp.	3,582	576,989
*Wilhelmina International, Inc.	4	18
*Willdan Group, Inc.	647	18,239
*Willis Lease Finance Corp.	4	194
*WillScot Mobile Mini Holdings Corp.	11,742	433,984
Woodward, Inc.	2,397	389,177
WW Grainger, Inc.	1,923	1,771,756
#*Xometry, Inc., Class A	2,622	46,855
*XPO, Inc.	3,715	399,214
Xylem, Inc.	7,429	970,970
Zurn Elkay Water Solutions Corp.	8,502	265,943

TOTAL INDUSTRIALS		124,493,346

INFORMATION TECHNOLOGY — (23.1%)
A10 Networks, Inc.	2,034	26,564
Accenture PLC, Class A	14,319	4,308,730
*ACI Worldwide, Inc.	4,522	154,200
Adeia, Inc.	7,698	75,748
*Adobe, Inc.	8,765	4,056,705
Advanced Energy Industries, Inc.	1,170	112,133
*Advanced Micro Devices, Inc.	26,000	4,117,880
*Agilysys, Inc.	551	45,761
*Akamai Technologies, Inc.	905	91,342
*Alarm.com Holdings, Inc.	4,378	291,137
*Alkami Technology, Inc.	2,448	58,923
*Allegro MicroSystems, Inc.	1,894	56,233
*Altair Engineering, Inc., Class A	902	72,566
Amdocs, Ltd.	5,398	453,378
American Software, Inc., Class A	1,955	19,765
Amphenol Corp., Class A	3,373	407,357
Analog Devices, Inc.	1,388	278,447
*ANSYS, Inc.	1,384	449,634
*Appfolio, Inc., Class A	109	24,719
Apple, Inc.	253,352	43,153,446
Applied Materials, Inc.	16,486	3,274,944
*AppLovin Corp., Class A	9,135	644,657
*Arista Networks, Inc.	4,661	1,195,826
*Arrow Electronics, Inc.	3,459	441,611
*Aspen Technology, Inc.	2,228	438,626
*AstroNova, Inc.	4	69
*Atlassian Corp., Class A	573	98,728
#*Aurora Innovation, Inc.	83,152	230,747
*Autodesk, Inc.	3,837	816,705
*AvePoint, Inc.	5,233	40,660

27

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Aviat Networks, Inc.	756	$25,288
Avnet, Inc.	5,659	276,555
Badger Meter, Inc.	1,194	218,406
Bel Fuse, Inc., Class B	584	34,292
Belden, Inc.	1,303	105,895
Benchmark Electronics, Inc.	1,184	35,769
Bentley Systems, Inc., Class B	3,331	174,977
*BILL Holdings, Inc.	2,990	186,456
*Blackbaud, Inc.	2,473	192,696
*BlackLine, Inc.	868	50,387
*Box, Inc., Class A	4,928	128,227
Broadcom, Inc.	8,962	11,653,020
*Cadence Design Systems, Inc.	3,569	983,723
*Calix, Inc.	1,960	54,351
*CCC Intelligent Solutions Holdings, Inc.	8,133	91,252
CDW Corp.	5,688	1,375,700
*Cerence, Inc.	1,340	12,207
*Ciena Corp.	5,203	240,535
*Cipher Mining, Inc.	3,755	13,969
*Cirrus Logic, Inc.	2,735	242,239
Cisco Systems, Inc.	82,424	3,872,280
#*Cleanspark, Inc.	13,632	223,292
Climb Global Solutions, Inc.	256	16,502
*Cloudflare, Inc., Class A	1,857	162,302
*Coda Octopus Group, Inc.	4	27
Cognex Corp.	3,472	144,227
Cognizant Technology Solutions Corp., Class A	15,967	1,048,713
*Cognyte Software, Ltd.	24	164
*Cohu, Inc.	3,451	104,634
*CommVault Systems, Inc.	520	53,284
*Confluent, Inc., Class A	4,241	119,257
*Corpay, Inc.	1,592	481,007
*Corsair Gaming, Inc.	4,169	46,276
*Credo Technology Group Holding, Ltd.	4,502	80,451
*Crowdstrike Holdings, Inc., Class A	2,259	660,848
*CS Disco, Inc.	2,400	18,120
*Daktronics, Inc.	5,007	47,316
*Data I/O Corp.	4	11
*Datadog, Inc., Class A	2,692	337,846
Dell Technologies, Inc., Class C	4,245	529,097
*Diebold Nixdorf, Inc.	1,048	33,180
*Digi International, Inc.	2,957	90,662
*DigitalOcean Holdings, Inc.	3,201	105,185
*DocuSign, Inc.	4,165	235,739
Dolby Laboratories, Inc., Class A	2,000	155,320
*DoubleVerify Holdings, Inc.	8,250	241,725
*Dropbox, Inc., Class A	8,474	196,258
*DXC Technology Co.	4,818	93,903
*Dynatrace, Inc.	4,062	184,049
*E2open Parent Holdings, Inc.	19,880	96,418
*Eastman Kodak Co.	3,867	17,402
*eGain Corp.	12	75
*Elastic NV	2,241	229,075
*Enphase Energy, Inc.	769	83,636
*Envestnet, Inc.	1,693	105,085
*EPAM Systems, Inc.	859	202,088
*ePlus, Inc.	1,120	86,106
*Everbridge, Inc.	1,631	56,677

28

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*EverCommerce, Inc.	1,857	$16,713
*F5, Inc.	3,748	619,582
*Fair Isaac Corp.	421	477,132
*FARO Technologies, Inc.	701	13,144
#*Fastly, Inc., Class A	5,433	68,727
*Five9, Inc.	1,389	79,965
*Flex, Ltd.	8,226	235,675
*FormFactor, Inc.	2,096	93,461
*Fortinet, Inc.	11,629	734,720
*Franklin Wireless Corp.	4	12
*Freshworks, Inc., Class A	8,997	160,596
*Gartner, Inc.	2,758	1,137,923
Gen Digital, Inc.	20,687	416,636
*Gitlab, Inc., Class A	2,318	121,625
*Globant SA	3,652	652,211
*GoDaddy, Inc., Class A	3,531	432,124
*Grid Dynamics Holdings, Inc.	3,616	35,328
*Guidewire Software, Inc.	2,888	318,835
Hackett Group, Inc. (The)	932	20,215
*Harmonic, Inc.	4,756	51,079
*HashiCorp, Inc., Class A	3,876	125,815
Hewlett Packard Enterprise Co.	31,737	539,529
HP, Inc.	24,007	674,357
*HubSpot, Inc.	362	218,963
*Ichor Holdings, Ltd.	2,203	85,432
Immersion Corp.	16	116
#*indie Semiconductor, Inc., Class A	4,976	27,965
#*Infinera Corp.	2,213	10,667
*Informatica, Inc., Class A	2,511	77,766
*Insight Enterprises, Inc.	2,078	379,380
*Instructure Holdings, Inc.	1,179	22,554
*Intapp, Inc.	1,595	49,317
Intel Corp.	53,588	1,632,826
*Intellicheck, Inc.	8	26
#InterDigital, Inc.	1,981	195,584
International Business Machines Corp.	21,427	3,561,167
*inTEST Corp.	4	45
*Intevac, Inc.	12	51
Intuit, Inc.	4,404	2,755,230
#*IonQ, Inc.	4,010	34,286
*Iteris, Inc.	16	72
*Itron, Inc.	1,578	145,365
*Jamf Holding Corp.	5,005	97,447
*JFrog, Ltd.	3,186	127,058
Juniper Networks, Inc.	8,480	295,274
*Key Tronic Corp.	4	17
*Keysight Technologies, Inc.	5,223	772,691
KLA Corp.	2,121	1,461,984
Kulicke & Soffa Industries, Inc.	2,993	138,516
*Kyndryl Holdings, Inc.	15,713	308,918
Lam Research Corp.	2,133	1,907,777
*Lantronix, Inc.	6,318	23,756
#*Lattice Semiconductor Corp.	4,743	325,370
*LiveRamp Holdings, Inc.	5,109	164,050
#*Lumentum Holdings, Inc.	1,464	64,065
*Manhattan Associates, Inc.	1,286	264,993
#*Marathon Digital Holdings, Inc.	12,877	206,805
Marvell Technology, Inc.	11,419	752,626

29

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Matterport, Inc.	12,057	$55,462
*MaxLinear, Inc.	3,635	75,572
*MeridianLink, Inc.	4,052	67,587
Microsoft Corp.	69,180	26,933,849
*Mirion Technologies, Inc.	10,215	111,037
*Mitek Systems, Inc.	1,179	14,891
MKS Instruments, Inc.	1,684	200,362
*Model N, Inc.	1,026	30,421
*MongoDB, Inc.	480	175,286
Monolithic Power Systems, Inc.	549	367,462
Motorola Solutions, Inc.	2,469	837,361
*N-able, Inc.	7,560	92,686
Napco Security Technologies, Inc.	1,696	69,027
*nCino, Inc.	3,701	107,921
*NCR Voyix Corp.	6,758	82,786
NetApp, Inc.	3,680	376,133
*NETGEAR, Inc.	1,042	15,401
*NetScout Systems, Inc.	4,195	80,796
*NetSol Technologies, Inc.	4,006	10,095
Network-1 Technologies, Inc.	4	8
*Novanta, Inc.	1,597	249,931
*Nutanix, Inc., Class A	5,004	303,743
NVE Corp.	279	22,711
NVIDIA Corp.	47,603	41,129,944
*Okta, Inc.	6,499	604,277
*Olo, Inc., Class A	7,327	35,170
ON24, Inc.	5,027	33,128
*OneSpan, Inc.	12	130
Oracle Corp.	33,265	3,783,894
*Palantir Technologies, Inc., Class A	27,175	597,035
*Palo Alto Networks, Inc.	5,181	1,507,101
#*PAR Technology Corp.	1,203	50,863
PC Connection, Inc.	2,784	172,524
*PDF Solutions, Inc.	1,297	39,014
Pegasystems, Inc.	4,425	262,934
*Perficient, Inc.	2,031	95,985
*Photronics, Inc.	2,354	64,523
*Plexus Corp.	591	59,697
Power Integrations, Inc.	1,444	96,344
*Powerfleet, Inc.	12	57
#*PowerSchool Holdings, Inc.	14,871	257,566
*Procore Technologies, Inc.	2,918	199,650
Progress Software Corp.	3,024	150,656
*PTC, Inc.	1,842	326,844
*Pure Storage, Inc., Class A	6,746	339,998
*Q2 Holdings, Inc.	1,834	94,249
QUALCOMM, Inc.	26,837	4,450,916
*Qualys, Inc.	1,459	239,145
*Rambus, Inc.	892	48,899
*Red Violet, Inc.	8	134
*Ribbon Communications, Inc.	36	114
*Riot Platforms, Inc.	475	4,802
Roper Technologies, Inc.	606	309,945
Salesforce, Inc.	13,381	3,598,686
Sapiens International Corp. NV	2,207	67,976
*ScanSource, Inc.	1,926	80,160
*SecureWorks Corp., Class A	8	49
*SEMrush Holdings, Inc., Class A	2,697	33,011

30

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Semtech Corp.	1,335	$50,223
*SentinelOne, Inc., Class A	11,641	245,974
*ServiceNow, Inc.	1,172	812,583
*Silicon Laboratories, Inc.	382	46,409
*SiTime Corp.	731	65,147
Skyworks Solutions, Inc.	2,224	237,056
*SmartRent, Inc.	9,648	22,383
*Smartsheet, Inc., Class A	3,157	119,429
*Snowflake, Inc., Class A	1,072	166,374
SolarWinds Corp.	5,511	60,731
*Sprinklr, Inc., Class A	2,736	31,984
*SPS Commerce, Inc.	716	124,491
#*Stratasys, Ltd.	579	5,628
*Super Micro Computer, Inc.	2,895	2,486,226
*Synaptics, Inc.	1,351	121,536
*Synopsys, Inc.	1,019	540,671
TD SYNNEX Corp.	3,066	361,297
TE Connectivity, Ltd.	3,763	532,389
*Teledyne Technologies, Inc.	1,042	397,502
*Teradata Corp.	2,878	106,774
#Teradyne, Inc.	3,163	367,920
#*Terawulf, Inc.	8,632	18,731
*Thoughtworks Holding, Inc.	667	1,547
*TransAct Technologies, Inc.	4	21
*Trimble, Inc.	6,807	408,897
*Turtle Beach Corp.	8	113
*Twilio, Inc., Class A	10,094	604,429
*Tyler Technologies, Inc.	517	238,621
*UiPath, Inc., Class A	12,537	237,827
*Ultra Clean Holdings, Inc.	900	37,647
*Unisys Corp.	3,975	21,584
#*Unity Software, Inc.	17,757	430,962
Universal Display Corp.	1,545	244,079
*Varonis Systems, Inc.	2,024	88,550
*Verint Systems, Inc.	2,706	81,938
*VeriSign, Inc.	1,231	208,630
*Vertex, Inc., Class A	2,273	66,213
#*Viasat, Inc.	761	12,108
*Viavi Solutions, Inc.	3,598	28,424
Vontier Corp.	10,128	411,501
*WidePoint Corp.	4,599	8,922
*Workday, Inc., Class A	1,321	323,288
Xerox Holdings Corp.	12,931	171,853
*Xperi, Inc.	2,500	26,275
*Yext, Inc.	3,694	20,280
*Zebra Technologies Corp.	1,252	393,829
*Zoom Video Communications, Inc., Class A	5,802	354,502

TOTAL INFORMATION TECHNOLOGY		215,184,431

MATERIALS — (2.8%)
Amcor PLC	62,383	557,704
*Ampco-Pittsburgh Corp.	8	16
AptarGroup, Inc.	3,807	549,655
Ardagh Metal Packaging SA	2,580	10,191
Ashland, Inc.	1,646	156,913
*Aspen Aerogels, Inc.	4,597	71,989
#*ATI, Inc.	5,822	347,573
Avery Dennison Corp.	2,760	599,693
Avient Corp.	4,958	210,318

31

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
*Axalta Coating Systems, Ltd.	20,526	$645,337
Balchem Corp.	1,992	281,629
Ball Corp.	10,905	758,661
Berry Global Group, Inc.	7,317	414,435
Carpenter Technology Corp.	1,528	130,950
#Celanese Corp.	763	117,204
*Clearwater Paper Corp.	606	27,294
*Coeur Mining, Inc.	6,856	30,989
Commercial Metals Co.	5,183	278,534
#Compass Minerals International, Inc.	1,828	22,759
Corteva, Inc.	27,049	1,464,162
Crown Holdings, Inc.	9,466	776,875
DuPont de Nemours, Inc.	10,677	774,083
Eastman Chemical Co.	450	42,498
Ecolab, Inc.	5,071	1,146,807
Element Solutions, Inc.	31,228	722,304
FMC Corp.	315	18,588
*Gatos Silver, Inc.	802	7,675
Graphic Packaging Holding Co.	11,143	288,047
Greif, Inc., Class A	1,782	109,201
Greif, Inc., Class B	464	28,991
Hawkins, Inc.	1,901	144,039
Haynes International, Inc.	224	13,474
HB Fuller Co.	3,485	260,364
Hecla Mining Co.	16,850	79,700
Huntsman Corp.	11,632	277,540
*Idaho Strategic Resources, Inc.	1,200	10,214
*Ingevity Corp.	1,824	93,279
Innospec, Inc.	1,253	150,360
International Flavors & Fragrances, Inc.	4,362	369,243
International Paper Co.	2,986	104,331
Kaiser Aluminum Corp.	485	43,888
*Knife River Corp.	2,296	179,524
Koppers Holdings, Inc.	1,219	62,510
#Kronos Worldwide, Inc.	16	183
*Loop Industries, Inc.	8	23
Louisiana-Pacific Corp.	4,724	345,750
LyondellBasell Industries NV, Class A	4,294	429,271
Materion Corp.	1,105	127,009
#*McEwen Mining, Inc.	8	92
Mercer International, Inc.	3,508	35,536
*Metallus, Inc.	1,142	23,480
Minerals Technologies, Inc.	1,518	110,647
Mosaic Co. (The)	9,993	313,680
#*MP Materials Corp.	2,190	35,040
Myers Industries, Inc.	821	17,980
NewMarket Corp.	561	295,602
Newmont Corp.	12,527	509,097
*Nexa Resources SA	2,150	15,674
Northern Technologies International Corp.	4	71
Nucor Corp.	8,681	1,463,009
Olympic Steel, Inc.	1,256	79,844
Packaging Corp. of America	1,523	263,449
Pactiv Evergreen, Inc.	3,456	52,669
*Perimeter Solutions SA	9,136	63,952
PPG Industries, Inc.	9,946	1,283,034
Quaker Chemical Corp.	1,552	289,495
Radius Recycling, Inc.	1,903	33,150

32

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
*Ranpak Holdings Corp.	6,959	$50,383
Reliance, Inc.	2,642	752,230
Royal Gold, Inc.	3,976	477,637
RPM International, Inc.	5,719	611,418
Ryerson Holding Corp.	5,067	144,663
Sealed Air Corp.	9,540	300,319
Sensient Technologies Corp.	1,649	120,740
Sherwin-Williams Co. (The)	8,962	2,685,105
Silgan Holdings, Inc.	5,240	244,498
Sonoco Products Co.	7,161	401,374
#Southern Copper Corp.	818	95,436
Steel Dynamics, Inc.	3,345	435,251
Stepan Co.	1,151	95,521
Sylvamo Corp.	3,220	201,250
TriMas Corp.	4,622	120,126
Vulcan Materials Co.	3,999	1,030,262
Westrock Co.	3,148	150,978
Worthington Steel, Inc.	1,833	56,438

TOTAL MATERIALS		26,140,907

REAL ESTATE — (0.4%)
*AMREP Corp.	4	81
*Anywhere Real Estate, Inc.	2,877	13,982
*CBRE Group, Inc., Class A	10,988	954,747
*Compass, Inc., Class A	13,828	43,558
*CoStar Group, Inc.	10,343	946,695
*Cushman & Wakefield PLC	13,070	126,125
#eXp World Holdings, Inc.	1,482	14,761
*Five Point Holdings LLC, Class A	20	57
*Forestar Group, Inc.	1,422	44,068
*Howard Hughes Holdings, Inc.	1,398	91,094
*Jones Lang LaSalle, Inc.	3,503	632,992
Kennedy-Wilson Holdings, Inc.	2,256	19,379
Marcus & Millichap, Inc.	1,424	45,098
*Maui Land & Pineapple Co., Inc.	4	78
Newmark Group, Inc., Class A	4,856	46,472
*Opendoor Technologies, Inc.	37,404	74,434
RMR Group, Inc. (The), Class A	590	13,995
St. Joe Co. (The)	1,030	58,916
*Zillow Group, Inc., Class A	2,086	87,612
*Zillow Group, Inc., Class C	6,763	287,901

TOTAL REAL ESTATE		3,502,045

UTILITIES — (0.7%)
#*Altus Power, Inc.	17,131	62,871
American States Water Co.	1,724	122,128
American Water Works Co., Inc.	5,347	654,045
Artesian Resources Corp., Class A	514	17,980
Atmos Energy Corp.	2,564	302,295
Avangrid, Inc.	905	33,060
Brookfield Renewable Corp., Class A	6,753	156,940
California Water Service Group	2,183	107,229
Chesapeake Utilities Corp.	262	27,738
Consolidated Edison, Inc.	10,327	974,869
Consolidated Water Co., Ltd.	767	19,520
Constellation Energy Corp.	2,721	505,943
Edison International	14,635	1,039,963
Essential Utilities, Inc.	5,979	218,712
Eversource Energy	8,067	489,021

33

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
Exelon Corp.	11,735	$441,001
Genie Energy, Ltd., Class B	2,930	44,800
Global Water Resources, Inc.	4	49
*Montauk Renewables, Inc.	994	3,578
New Jersey Resources Corp.	9,643	421,303
Northwest Natural Holding Co.	2,201	83,968
ONE Gas, Inc.	1,567	101,103
Ormat Technologies, Inc.	1,322	84,383
Public Service Enterprise Group, Inc.	4,283	295,870
*Pure Cycle Corp.	4	38
RGC Resources, Inc.	4	82
SJW Group	497	27,062
Southwest Gas Holdings, Inc.	2,853	212,891
Spire, Inc.	1,892	116,907
UGI Corp.	13,256	338,823
Unitil Corp.	827	42,127
*Via Renewables, Inc.	2	22
York Water Co. (The)	382	13,565

TOTAL UTILITIES		6,959,886

TOTAL COMMON STOCKS		908,270,485

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»ABIOMED, Inc. 1/2/2026	4	62
*<»Chinook Therapeutics, Inc.	376	470
*<»Imara, Inc.	12	5
*»Opiant Pharma, Inc. 1/1/2026	4	—

TOTAL HEALTH CARE		537

TOTAL RIGHTS/WARRANTS		537

TOTAL INVESTMENTS SECURITIES — (97.5%) (Cost $765,538,319)		908,271,022

SECURITIES LENDING COLLATERAL — (2.5%)
@§The DFA Short Term Investment Fund	2,046,655	23,675,708

TOTAL INVESTMENTS — (100.0%) (Cost $789,214,027)		$931,946,730

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2024
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$82,516,870	$—	$—	$82,516,870
Consumer Discretionary	108,112,204	—	—	108,112,204

34

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Consumer Staples	$55,525,575	$—	$—		$55,525,575
Energy	21,726,883	—	—		21,726,883
Financials	149,776,305	—	—		149,776,305
Health Care	114,332,033	—	—		114,332,033
Industrials	124,493,346	—	—		124,493,346
Information Technology	215,184,431	—	—		215,184,431
Materials	26,140,907	—	—		26,140,907
Real Estate	3,502,045	—	—		3,502,045
Utilities	6,959,886	—	—		6,959,886
Rights/Warrants
Health Care	—	62	475		537
Securities Lending Collateral	—	23,675,708	—		23,675,708

Total Investments	$908,270,485	$23,675,770	$475	***	$931,946,730

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

35

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (95.9%)
AUSTRALIA — (5.2%)
#*29Metals, Ltd.	1,386	$454
*3P Learning, Ltd.	44	35
Accent Group, Ltd.	36,062	44,258
*Acrow, Ltd.	202	149
*Ainsworth Game Technology, Ltd.	132	103
*Alkane Resources, Ltd.	1,910	775
ALS, Ltd.	14,031	119,446
Altium, Ltd.	4,011	171,926
#*AMA Group, Ltd.	17,334	675
AMP, Ltd.	185,001	132,144
Ampol, Ltd.	21,010	502,194
*ANZ Group Holdings, Ltd.	22,392	409,454
#APM Human Services International, Ltd.	10,233	8,073
#*Arafura Rare Earths, Ltd.	19,969	2,593
*ARB Corp., Ltd.	1,725	43,259
#*Argosy Minerals, Ltd.	2,232	188
Aristocrat Leisure, Ltd.	20,613	534,332
ARN Media, Ltd.	408	221
#*Aroa Biosurgery, Ltd.	96	31
Atlas Arteria, Ltd.	28,081	94,637
AUB Group, Ltd.	1,558	28,621
*Audinate Group, Ltd.	318	3,870
*Aurelia Metals, Ltd.	2,088	271
*Aussie Broadband, Ltd.	15,323	36,915
Austal, Ltd.	20,213	30,188
*Austin Engineering, Ltd.	932	306
#Australian Clinical Labs, Ltd.	8,385	13,231
Australian Ethical Investment, Ltd.	4,264	13,014
#*Australian Strategic Materials, Ltd.	949	629
*Auswide Bank, Ltd.	78	220
Autosports Group, Ltd.	80	135
Baby Bunting Group, Ltd.	1,243	1,489
*Bank of Queensland, Ltd.	37,664	150,411
»Bapcor, Ltd.	21,492	80,665
Base Resources, Ltd.	448	73
*Beacon Lighting Group, Ltd.	121	230
Brambles, Ltd.	53,524	508,130
#*Bravura Solutions, Ltd.	8,500	7,617
Breville Group, Ltd.	5,955	99,959
Capitol Health, Ltd.	752	117
*Capricorn Metals, Ltd.	11,169	36,336
*CAR Group, Ltd.	7,108	156,145
#*Catapult Group International, Ltd.	224	209
Cedar Woods Properties, Ltd.	128	395
*Cettire, Ltd.	15,597	30,283
*Challenger, Ltd.	33,203	145,533
Champion Iron, Ltd.	26,998	125,523
ClearView Wealth, Ltd.	408	162
Clover Corp., Ltd.	160	54
Cochlear, Ltd.	1,890	398,986
Codan, Ltd.	5,277	37,521
#*Cogstate, Ltd.	60	55
Coles Group, Ltd.	22,417	236,106

1

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Commonwealth Bank of Australia	21,248	$1,580,354
Computershare, Ltd.	23,853	421,764
#*Core Lithium, Ltd.	21,675	2,041
CSL, Ltd.	2,929	526,383
CSR, Ltd.	25,745	148,619
Data#3, Ltd.	9,558	47,480
#*Develop Global, Ltd.	2,039	3,244
*Dicker Data, Ltd.	4,479	31,120
Domain Holdings Australia, Ltd.	7,161	13,857
*Domino’s Pizza Enterprises, Ltd.	1,705	43,666
Downer EDI, Ltd.	27,557	84,460
*Duratec, Ltd.	1,033	688
Eagers Automotive, Ltd.	10,092	82,833
Elanor Investor Group	84	65
Elders, Ltd.	12,811	70,627
#*Electro Optic Systems Holdings, Ltd.	4,770	5,451
*»Electro Optic Systems Holdings, Ltd.	574	656
#Emeco Holdings, Ltd.	596	279
*Emerald Resources NL	3,252	7,475
Endeavour Group, Ltd.	28,857	100,437
*EQT Holdings, Ltd.	635	12,506
Evolution Mining, Ltd.	49,154	129,588
*Experience Co., Ltd.	608	67
Fenix Resources, Ltd.	778	141
Fiducian Group, Ltd.	20	103
*Finbar Group, Ltd.	252	130
*FleetPartners Group, Ltd.	15,563	36,482
Fleetwood, Ltd.	708	740
#Flight Centre Travel Group, Ltd.	7,586	104,480
Fortescue, Ltd.	47,738	807,516
G8 Education, Ltd.	47,201	37,240
*Genesis Minerals, Ltd.	7,442	8,505
GR Engineering Services, Ltd.	188	280
GrainCorp, Ltd., Class A	16,184	90,063
GUD Holdings, Ltd.	10,502	70,309
GWA Group, Ltd.	18,546	30,950
*Hansen Technologies, Ltd.	8,958	27,339
Harvey Norman Holdings, Ltd.	16,530	49,268
*Healius, Ltd.	32,901	25,744
Helia Group, Ltd.	28,794	74,790
HUB24, Ltd.	1,980	51,904
IDP Education, Ltd.	4,345	45,989
IGO, Ltd.	6,200	31,845
*Iluka Resources, Ltd.	970	4,837
Imdex, Ltd.	30,504	41,596
*Immutep, Ltd.	395	110
#*ImpediMed, Ltd.	656	36
#*Imugene, Ltd.	85,667	4,840
Infomedia, Ltd.	22,417	24,018
*Insignia Financial, Ltd.	35,887	57,326
Insurance Australia Group, Ltd.	87,321	365,161
*Integral Diagnostics, Ltd.	3,647	6,015
*IPH, Ltd.	11,755	48,012
#*IRESS, Ltd.	4,244	23,645
IVE Group, Ltd.	1,286	1,787
*James Hardie Industries PLC	14,969	526,928
*James Hardie Industries PLC, Sponsored ADR	55	1,898
JB Hi-Fi, Ltd.	8,609	341,285

2

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Johns Lyng Group, Ltd.	15,568	$56,813
Jupiter Mines, Ltd.	912	175
Kelly Partners Group Holdings, Ltd.	16	71
*Kogan.com, Ltd.	1,528	5,040
*Lendlease Corp., Ltd.	28,023	117,733
Lifestyle Communities, Ltd.	7,725	60,345
*»Lifestyle Communities, Ltd.	665	5,195
*Lindsay Australia, Ltd.	4,120	2,555
Link Administration Holdings, Ltd.	26,173	38,240
Lottery Corp., Ltd. (The)	42,228	133,813
Lovisa Holdings, Ltd.	4,256	87,718
Lycopodium, Ltd.	2,290	18,335
*Lynas Rare Earths, Ltd.	35,709	152,111
MA Financial Group, Ltd.	4,390	13,170
Maas Group Holdings, Ltd.	2,288	6,418
#*Mach7 Technologies, Ltd.	264	125
Macmahon Holdings, Ltd.	146,783	23,828
Macquarie Group, Ltd.	4,608	560,949
*Macquarie Technology Group, Ltd.	236	12,479
#Mader Group, Ltd.	812	3,543
Magellan Financial Group, Ltd.	21,936	127,200
McMillan Shakespeare, Ltd.	6,703	80,610
Medibank Pvt, Ltd.	107,726	249,029
#*Mesoblast, Ltd.	7,573	4,868
*Metals X, Ltd.	4,495	1,328
*Metcash, Ltd.	103,358	264,435
Michael Hill International, Ltd.	412	177
*Mineral Resources, Ltd.	4,953	232,180
*MMA Offshore, Ltd.	33,792	57,490
*Monadelphous Group, Ltd.	6,440	56,413
#Monash IVF Group, Ltd.	12,627	12,012
Myer Holdings, Ltd.	17,251	8,570
*MyState, Ltd.	2,186	5,096
National Australia Bank, Ltd.	29,374	644,702
Netwealth Group, Ltd.	7,677	98,605
*»NEXTDC, Ltd.	1,147	12,431
*NEXTDC, Ltd.	7,070	76,622
*nib holdings, Ltd.	42,812	207,110
*Northern Star Resources, Ltd.	9,623	93,356
#*Novonix, Ltd.	12,330	6,926
*Nufarm, Ltd.	27,826	93,597
*Nuix, Ltd.	8,380	11,264
Objective Corp., Ltd.	32	259
oOh!media, Ltd.	33,029	35,924
*Orica, Ltd.	8,275	97,258
Orora, Ltd.	68,951	98,054
Pacific Smiles Group, Ltd.	100	122
*Paladin Energy, Ltd.	5,672	51,453
Peet, Ltd.	692	535
#*Peninsula Energy, Ltd.	5,609	401
#*PeopleIN, Ltd.	2,266	1,427
Perenti, Ltd.	48,157	29,864
*Perpetual, Ltd.	4,335	67,080
Perseus Mining, Ltd.	51,979	77,968
*PEXA Group, Ltd.	5,839	46,484
#Pilbara Minerals, Ltd.	98,440	259,524
*Pinnacle Investment Management Group, Ltd.	5,925	43,591
Platinum Asset Management, Ltd.	23,521	16,342

3

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
#PointsBet Holdings, Ltd.	3,132	$1,037
#*Praemium, Ltd.	11,376	3,620
Premier Investments, Ltd.	4,280	83,932
Pro Medicus, Ltd.	3,058	221,228
Probiotec, Ltd.	56	104
PSC Insurance Group, Ltd.	2,666	9,296
PWR Holdings, Ltd.	1,529	11,656
QANTM Intellectual Property, Ltd.	216	233
*QBE Insurance Group, Ltd.	57,044	656,747
*Ramelius Resources, Ltd.	44,021	59,743
*Ramsay Health Care, Ltd.	2,841	96,391
REA Group, Ltd.	2,378	277,392
#*ReadyTech Holdings, Ltd.	60	133
*Red 5, Ltd.	90,159	26,345
Reece, Ltd.	6,617	119,665
Reject Shop, Ltd. (The)	28	78
Reliance Worldwide Corp., Ltd.	33,532	112,790
*Resolute Mining, Ltd.	55,775	15,483
*Retail Food Group, Ltd.	1,944	88
Rio Tinto, Ltd.	2,370	200,819
*RPMGlobal Holdings, Ltd.	216	346
*Sandfire Resources, Ltd.	32,574	202,001
SEEK, Ltd.	9,540	150,348
Service Stream, Ltd.	38,717	32,055
Seven Group Holdings, Ltd.	5,766	142,465
*Seven West Media, Ltd.	38,745	5,284
SG Fleet Group, Ltd.	1,150	2,345
Shaver Shop Group, Ltd.	88	65
Sigma Healthcare, Ltd.	96,445	79,223
*Silver Lake Resources, Ltd.	33,163	31,440
Sims, Ltd.	12,859	100,701
SmartGroup Corp., Ltd.	11,958	74,466
Sonic Healthcare, Ltd.	7,618	132,425
*Southern Cross Electrical Engineering, Ltd.	212	169
#Southern Cross Media Group, Ltd.	3,074	1,906
SRG Global, Ltd.	384	209
*St. Barbara, Ltd.	3,677	633
Steadfast Group, Ltd.	29,650	109,166
*Suncorp Group, Ltd.	27,358	295,253
Super Retail Group, Ltd.	9,686	92,269
#*Syrah Resources, Ltd.	8,296	2,828
*Tabcorp Holdings, Ltd.	69,539	33,189
*Talga Group, Ltd.	980	445
Technology One, Ltd.	19,330	203,969
*Telix Pharmaceuticals, Ltd.	956	9,343
*Temple & Webster Group, Ltd.	3,362	24,975
*Transurban Group	25,291	205,941
Treasury Wine Estates, Ltd.	26,431	207,501
*Tyro Payments, Ltd.	10,136	6,351
Universal Store Holdings, Ltd.	64	240
Ventia Services Group Pty, Ltd.	48,618	114,600
ΩViva Energy Group, Ltd.	50,333	112,105
#*Volpara Health Technologies, Ltd.	76	57
#*Vulcan Energy Resources, Ltd.	9,224	20,245
*Webjet, Ltd.	4,430	23,675
Wesfarmers, Ltd.	14,110	611,953
*West African Resources, Ltd.	38,800	33,761
Westgold Resources, Ltd.	13,792	20,151

4

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Westpac Banking Corp.	54,246	$914,433
*WiseTech Global, Ltd.	2,482	149,549
Woolworths Group, Ltd.	15,425	319,518
Worley, Ltd.	17,381	170,311
*Xero, Ltd.	3,828	303,456

TOTAL AUSTRALIA		21,770,426

AUSTRIA — (0.3%)
Addiko Bank AG	28	554
ANDRITZ AG	3,646	200,383
ΩBAWAG Group AG	3,796	228,110
CA Immobilien Anlagen AG	1,026	33,460
DO & CO AG	243	37,363
Erste Group Bank AG	6,932	325,168
*Eurotelesites AG	1,319	4,965
*Kapsch TrafficCom AG	8	70
Oesterreichische Post AG	1,338	42,777
Palfinger AG	674	15,206
Porr Ag	218	3,315
Raiffeisen Bank International AG	2,287	42,501
*Rosenbauer International AG	4	128
Schoeller-Bleckmann Oilfield Equipment AG	548	26,778
*Strabag SE	41	1,739
Strabag SE, Class BR	83	3,541
Telekom Austria AG	7,890	67,913
UBM Development AG	8	163
UNIQA Insurance Group AG	3,871	34,147
*Verbund AG	2,228	170,573
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,292	40,408
Wienerberger AG	2,008	72,055
Zumtobel Group AG	44	281

TOTAL AUSTRIA		1,351,598

BELGIUM — (1.0%)
Ackermans & van Haaren NV	1,488	256,955
Ageas SA	13,234	610,454
Anheuser-Busch InBev SA	5,358	321,745
*Argenx SE	12	4,501
*Argenx SE, Sponsored ADR	311	116,781
*Azelis Group NV	5,012	121,330
Barco NV	785	10,979
Bekaert SA	2,140	107,683
bpost SA	6,305	24,910
Cie d’Entreprises CFE	8	66
Colruyt Group N.V	4,572	212,264
Deceuninck NV	96	262
D’ieteren Group	326	70,831
Econocom Group SA	848	1,995
Elia Group SA	912	88,106
EVS Broadcast Equipment SA	143	5,191
Fagron	3,720	72,552
Greenyard NV	36	205
#*Immobel SA	8	240
#Ion Beam Applications	71	955
Jensen-Group NV	4	156
KBC Group NV	14,271	1,066,628
Lotus Bakeries NV	23	231,911
Melexis NV	684	57,632
*Ontex Group NV	1,396	14,121

5

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
Proximus SADP	7,740	$57,229
#Recticel SA	2,465	32,630
#Solvay SA, Class A	1,056	34,337
Tessenderlo Group SA	412	10,617
UCB SA	2,115	281,667
#Umicore SA	12,247	273,166
Van de Velde NV	8	298
VGP NV	718	78,615
Viohalco SA	76	467

TOTAL BELGIUM		4,167,479

CANADA — (8.9%)
*5N Plus, Inc.	7,636	25,956
*Acadian Timber Corp.	20	255
ADENTRA, Inc.	1,416	43,886
Aecon Group, Inc.	2,042	25,134
Ag Growth International, Inc.	1,046	40,360
*AGF Management, Ltd., Class B	900	5,162
Agnico Eagle Mines, Ltd.	10,571	669,673
AirBoss of America Corp.	56	239
Alamos Gold, Inc.	16,770	246,687
#AltaGas, Ltd.	14,898	327,271
Altus Group, Ltd.	1,188	43,686
Amerigo Resources, Ltd.	402	506
Andlauer Healthcare Group, Inc.	2,740	83,186
Andrew Peller, Ltd., Class A	56	156
*Aritzia, Inc.	5,134	133,185
#Atco, Ltd., Class I	3,259	89,122
*ATS Corp.	2,656	87,557
*ATS Corp.	573	18,852
Aura Minerals, Inc.	94	708
*AutoCanada, Inc.	1,219	21,437
B2Gold Corp.	18,104	46,165
Badger Infrastructure Solutions, Ltd.	1,643	53,756
#*Ballard Power Systems, Inc.	9,291	24,435
Bank of Montreal	4,638	414,266
Bank of Montreal	9,066	811,476
Bank of Nova Scotia (The)	2,560	117,691
Bank of Nova Scotia (The)	22,081	1,013,518
#*Bausch + Lomb Corp.	1,400	20,356
*Bausch Health Cos., Inc.	4,308	37,785
*Bausch Health Cos., Inc., ADR	3,215	28,164
BCE, Inc.	319	10,502
BCE, Inc.	463	15,210
Bird Construction, Inc.	4,956	68,288
*Bitfarms, Ltd.	2,820	5,048
Black Diamond Group, Ltd.	1,048	6,461
#*BlackBerry, Ltd.	1,375	3,836
*Bombardier, Inc., Class A	4	183
*Bombardier, Inc., Class B	3,293	150,334
Boralex, Inc., Class A	3,343	67,232
Boyd Group Services, Inc.	1,114	208,740
*Bragg Gaming Group, Inc.	78	426
Brookfield Asset Management, Ltd., Class A	2,336	89,212
Brookfield Corp.	25,041	1,004,645
Brookfield Corp.	1,588	63,827
Brookfield Infrastructure Corp., Class A	2,150	65,510
Brookfield Reinsurance, Ltd.	133	5,343
BRP, Inc.	1,706	114,763

6

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*CAE, Inc.	9,918	$191,318
*Calfrac Well Services, Ltd.	934	2,869
Calian Group, Ltd.	321	12,841
*Calibre Mining Corp.	31,190	44,043
Cameco Corp.	94	4,298
#Cameco Corp., ADR	4,888	223,040
Canaccord Genuity Group, Inc.	1,072	6,812
#*Canada Goose Holdings, Inc.	63	712
#*Canada Goose Holdings, Inc., ADR	1,282	14,474
Canadian Imperial Bank of Commerce	2,869	134,194
Canadian Imperial Bank of Commerce, ADR	15,674	731,819
#*Canadian Tire Corp., Ltd., Class A	2,734	264,654
*Canadian Utilities, Ltd., Class A	3,893	87,220
*Canadian Western Bank	4,059	78,028
*Canfor Corp.	4,205	44,411
Cascades, Inc.	4,660	31,341
CCL Industries, Inc.	9,928	508,016
*Celestica, Inc.	27	1,171
*Celestica, Inc.	4,857	210,454
Centerra Gold, Inc.	20,459	124,793
CES Energy Solutions Corp.	19,374	79,958
*CGI, Inc., ADR	6,559	663,902
CI Financial Corp.	6,990	82,729
#*Cineplex, Inc.	426	2,695
Cogeco Communications, Inc.	871	34,596
Cogeco, Inc.	186	6,949
Colliers International Group, Inc., ADR	2,889	300,572
Computer Modelling Group, Ltd.	4,842	38,698
Constellation Software, Inc.	444	1,145,438
Converge Technology Solutions Corp.	9,528	37,104
Corby Spirit and Wine, Ltd.	46	444
Corus Entertainment, Inc., Class B	3,494	1,297
Definity Financial Corp.	5,283	176,465
*Denison Mines Corp.	326	650
*dentalcorp Holdings, Ltd.	5,815	26,539
*Descartes Systems Group, Inc. (The), ADR	2,149	199,406
Dollarama, Inc.	7,004	585,464
Doman Building Materials Group, Ltd.	4,183	23,384
*Dorel Industries, Inc., Class B	28	124
DREAM Unlimited Corp.	1,447	18,958
Dundee Precious Metals, Inc.	4,434	33,630
Dye & Durham, Ltd.	1,690	18,058
Dynacor Group, Inc.	24	91
E-L Financial Corp., Ltd.	9	7,206
*Eldorado Gold Corp.	86	1,228
*Eldorado Gold Corp.	14,277	203,590
Empire Co., Ltd., Class A	9,710	226,662
#Enbridge, Inc.	17	606
Enbridge, Inc.	15,971	567,609
#Endeavour Mining PLC	8,244	172,639
*Endeavour Silver Corp.	531	1,399
Enerflex, Ltd.	12,720	74,532
Enghouse Systems, Ltd.	2,293	49,754
*Ensign Energy Services, Inc.	3,759	6,977
*EQB, Inc.	2,357	142,585
#*Equinox Gold Corp.	7,750	41,928
*ERO Copper Corp.	5,618	114,551
Evertz Technologies, Ltd.	44	446

7

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Extendicare, Inc.	1,346	$7,103
Fairfax Financial Holdings, Ltd.	1,137	1,238,679
Fiera Capital Corp.	6,596	32,936
Finning International, Inc.	10,310	324,118
#First Majestic Silver Corp.	19,797	132,046
FirstService Corp., Class WI, ADR	2,194	322,518
Foraco International SA	180	385
*Fortuna Silver Mines, Inc.	18,530	84,126
*GDI Integrated Facility Services, Inc.	194	5,250
George Weston, Ltd.	3,350	441,765
Gibson Energy, Inc.	16,785	275,871
*GoGold Resources, Inc.	3,360	3,375
*GoldMoney, Inc.	19	111
Great-West Lifeco, Inc.	9,033	267,666
Hammond Power Solutions, Inc.	589	49,457
*Heroux-Devtek, Inc.	150	2,037
Hudbay Minerals, Inc.	18,221	153,421
Hudbay Minerals, Inc.	117	987
ΩHydro One, Ltd.	8,060	226,221
iA Financial Corp., Inc.	6,510	395,476
*IAMGOLD Corp.	8,890	31,648
IGM Financial, Inc.	5,791	145,044
*Illumin Holdings, Inc.	997	1,241
Information Services Corp.	632	12,195
Innergex Renewable Energy, Inc.	7,887	46,099
Intact Financial Corp.	4,145	682,672
*Interfor Corp.	4,688	59,613
#*Ivanhoe Mines, Ltd.	2,694	36,591
ΩJamieson Wellness, Inc.	1,114	21,204
*K92 Mining, Inc.	9,979	53,169
*Karora Resources, Inc.	1,336	5,212
K-Bro Linen, Inc.	12	302
Keyera Corp.	6,959	178,907
Kinross Gold Corp.	26,754	172,563
Kinross Gold Corp.	1,513	9,779
#*KP Tissue, Inc.	8	48
*Laurentian Bank of Canada	3,291	61,635
#*Lightspeed Commerce, Inc.	12,094	158,190
Linamar Corp.	1,347	63,563
Loblaw Cos., Ltd.	4,306	473,147
*Lucara Diamond Corp.	192	51
Lundin Gold, Inc.	8,224	112,000
Lundin Mining Corp.	28,618	327,456
Magellan Aerospace Corp.	16	92
Magna International, Inc., ADR	8,367	399,942
*Major Drilling Group International, Inc.	4,482	31,188
*Mandalay Resources Corp.	28	47
*Mattr Corp.	5,411	64,238
*MDA, Ltd.	5,247	54,309
*MDF Commerce, Inc.	60	251
Melcor Developments, Ltd.	44	363
Metro, Inc.	6,797	348,397
*Morguard Corp.	32	2,578
MTY Food Group, Inc.	831	29,880
National Bank of Canada	14,581	1,173,188
Neo Performance Materials, Inc.	100	416
*New Gold, Inc.	9,100	15,765
*New Gold, Inc.	22,381	38,943

8

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*NFI Group, Inc.	3,849	$31,658
North West Co., Inc. (The)	3,741	106,252
Northland Power, Inc.	1,157	17,694
Nutrien, Ltd., ADR	9,673	510,444
OceanaGold Corp.	59,951	130,039
Open Text Corp., ADR	6,671	235,553
*Orezone Gold Corp.	957	571
*Orla Mining, Ltd.	6,636	26,013
*Osisko Gold Royalties, Ltd.	100	1,540
Osisko Gold Royalties, Ltd.	7,868	121,089
Pan American Silver Corp.	14,122	260,410
*Park Lawn Corp.	963	11,531
Parkland Corp.	16,023	494,621
Pason Systems, Inc.	12,070	137,494
Pembina Pipeline Corp.	1,640	57,824
Pembina Pipeline Corp., ADR	5,943	209,194
#*Perpetua Resources Corp.	20	109
PHX Energy Services Corp.	2,315	15,098
Polaris Renewable Energy, Inc.	1,033	8,699
Pollard Banknote, Ltd.	34	922
*Precision Drilling Corp.	1,879	131,868
Premium Brands Holdings Corp.	1,762	115,684
Pulse Seismic, Inc.	52	82
*Quarterhill, Inc.	200	255
#Quebecor, Inc., Class B	9,482	196,631
RB Global, Inc.	94	6,740
RB Global, Inc.	2,645	189,329
*Real Matters, Inc.	249	932
#Restaurant Brands International, Inc.	6,326	479,827
Richelieu Hardware, Ltd.	3,181	89,953
Rogers Communications, Inc., Class B	7,522	282,352
Rogers Communications, Inc., Class B, ADR	4,925	184,540
Royal Bank of Canada	20,014	1,940,288
Royal Bank of Canada, ADR	2,544	246,335
Russel Metals, Inc.	4,186	118,129
Sandstorm Gold, Ltd.	5,564	30,379
*Sangoma Technologies Corp.	20	87
Saputo, Inc.	4,186	80,652
Savaria Corp.	1,447	17,389
Secure Energy Services, Inc.	22,515	191,087
*Shopify, Inc., Class A, ADR	16,131	1,132,396
Sienna Senior Living, Inc.	859	8,378
*SilverCrest Metals, Inc.	2,843	23,227
*SilverCrest Metals, Inc.	23	189
SNC-Lavalin Group, Inc.	9,819	377,794
Softchoice Corp.	588	7,601
ΩSpin Master Corp.	2,521	55,196
Sprott, Inc.	574	22,570
Sprott, Inc.	18	707
SSR Mining, Inc.	3,472	18,651
Stantec, Inc.	232	18,510
Stantec, Inc., ADR	4,357	346,817
Stella-Jones, Inc.	4,709	274,139
*ΩSTEP Energy Services, Ltd.	569	1,624
StorageVault Canada, Inc.	6,852	23,591
Sun Life Financial, Inc.	11,556	589,818
Sun Life Financial, Inc.	3,240	165,767
Superior Plus Corp.	19,081	129,582

9

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Supremex, Inc.	36	$102
Sylogist, Ltd.	384	2,510
Taiga Building Products, Ltd.	72	178
*Taseko Mines, Ltd.	385	953
*Taseko Mines, Ltd.	3,007	7,397
*TELUS International CDA, Inc.	3,487	29,326
TerraVest Industries, Inc.	40	2,103
TFI International, Inc.	1,435	186,966
Thomson Reuters Corp., ADR	3,409	515,100
#Tidewater Midstream and Infrastructure, Ltd.	5,819	3,007
*Tilray Brands, Inc.	7,441	18,379
#*Tilray Brands, Inc.	9,976	24,834
TMX Group, Ltd.	7,142	189,486
*Torex Gold Resources, Inc.	4,256	60,099
Toromont Industries, Ltd.	5,453	500,111
Toronto-Dominion Bank (The)	3,095	183,986
Toronto-Dominion Bank (The), ADR	26,363	1,563,853
Total Energy Services, Inc.	3,495	24,625
Transcontinental, Inc., Class A	6,381	63,445
Trican Well Service, Ltd.	10,135	30,836
*Tricon Residential, Inc.	5,379	60,373
Triple Flag Precious Metals Corp.	2,362	38,052
Triple Flag Precious Metals Corp.	18	291
*Trisura Group, Ltd.	1,491	45,636
Vecima Networks, Inc.	4	58
*Victoria Gold Corp.	80	402
*Viemed Healthcare, Inc.	723	5,921
*Vitalhub Corp.	144	649
Wajax Corp.	983	24,206
#*Well Health Technologies Corp.	16,751	44,504
*Wesdome Gold Mines, Ltd.	7,024	52,660
West Fraser Timber Co., Ltd.	2,399	183,667
Western Forest Products, Inc.	3,118	1,226
Wheaton Precious Metals Corp.	8,299	432,710
*WildBrain, Ltd.	136	101
Winpak, Ltd.	1,377	42,968
WSP Global, Inc.	3,882	590,247
Yellow Pages, Ltd.	43	304

TOTAL CANADA		37,698,157

CHINA — (0.0%)
*Hong Kong Resources Holdings Co., Ltd.	697	85

TOTAL CHINA		85

DENMARK — (4.2%)
*ALK-Abello A/S	6,525	122,074
Alm Brand A/S	49,177	85,659
*Ambu A/S, Class B	6,546	105,622
*Bang & Olufsen A/S	180	246
*Bavarian Nordic A/S	4,075	89,675
Carlsberg AS, Class B	2,408	325,607
cBrain A/S	352	14,205
Chemometec A/S	883	37,850
Coloplast A/S, Class B	3,532	428,578
#Columbus A/S	136	191
Danske Bank A/S	17,059	494,014
*Demant A/S	5,525	266,454
DSV A/S	3,067	438,724
FLSmidth & Co. A/S	3,122	157,278

10

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
*Genmab A/S	1,324	$371,366
*Genmab A/S, Class S, ADR	2,300	63,687
*GN Store Nord AS	8,458	231,113
H Lundbeck A/S	17,118	83,537
H Lundbeck A/S, Class A	2,094	8,841
*H+H International A/S, Class B	227	2,376
ISS A/S	9,333	175,545
Jyske Bank A/S, Registered	3,745	305,222
Matas A/S	1,927	31,217
*MT Hoejgaard Holding A/S	8	257
#*ΩNetcompany Group A/S	3,164	115,940
*Nilfisk Holding A/S	95	2,002
*NKT A/S	3,319	277,878
#*ΩNNIT A/S	32	491
#North Media A/S	20	174
Novo Nordisk A/S, Class B	76,268	9,868,967
Novonesis (Novozymes) B, Class B	16,113	897,663
*NTG Nordic Transport Group A/S	269	10,933
*ΩOrsted AS	2,376	131,380
Pandora A/S	6,223	954,146
Per Aarsleff Holding A/S	1,133	53,277
Ringkjoebing Landbobank A/S	2,116	357,351
*Royal Unibrew A/S	2,090	158,203
#*RTX A/S	12	167
Schouw & Co. A/S	446	35,934
#Solar A/S, Class B	420	19,749
SP Group A/S	498	15,492
Spar Nord Bank A/S	2,586	45,971
Sparekassen Sjaelland-Fyn A/S	353	10,956
Sydbank AS	3,521	180,004
*TCM Group A/S	24	182
Topdanmark AS	2,148	89,796
#Tryg A/S	15,974	317,174
*Vestas Wind Systems A/S	14,745	398,254
*Zealand Pharma A/S	1,210	109,805

TOTAL DENMARK		17,891,227

FINLAND — (1.6%)
*Afarak Group SE	404	150
Aktia Bank OYJ	2,375	24,277
Alma Media OYJ	68	720
Anora Group OYJ	1,205	6,436
Aspo OYJ	36	226
#Bittium OYJ	32	203
*Cargotec OYJ, Class B	3,168	250,668
Citycon OYJ	1,294	5,310
Digia OYJ	20	114
Elisa OYJ	6,764	306,077
ΩEnento Group OYJ	1,075	19,012
eQ Oyj	12	174
Fiskars OYJ Abp	1,017	19,052
Gofore OYJ	188	4,845
Harvia OYJ	1,074	47,084
Huhtamaki OYJ	5,953	228,895
#*Incap OYJ	934	8,958
Kamux Corp.	387	2,205
Kemira OYJ	6,129	133,822
Kesko OYJ, Class A	5,325	93,606
Kesko OYJ, Class B	22,750	389,939

11

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
*Kojamo OYJ	2,787	$30,992
Kone OYJ, Class B	9,714	475,713
Konecranes OYJ	4,190	221,859
Lassila & Tikanoja OYJ	2,123	19,749
*Lindex Group OYJ	1,577	4,865
*Mandatum OYJ	22,522	104,804
Marimekko OYJ	2,546	34,737
Metsa Board OYJ	12	101
Metsa Board OYJ	8,726	62,933
Metso OYJ	44,713	510,368
Neste OYJ	8,333	190,142
Nokia OYJ	27,246	99,387
Nokia OYJ, Sponsored ADR	37,151	135,601
Nordea Bank Abp	67,081	789,353
Olvi OYJ, Class A	317	10,152
Oma Saastopankki OYJ	37	679
Oriola OYJ, Class A	108	118
Oriola OYJ, Class B	1,758	1,682
Orion OYJ, Class A	1,104	42,615
Orion OYJ, Class B	4,244	162,412
#Outokumpu OYJ	25,773	104,858
Pihlajalinna OYJ	40	354
Ponsse OYJ	20	490
Puuilo OYJ	1,588	17,353
#*QT Group OYJ	1,192	92,596
Raisio OYJ, Class V	15,622	32,071
*Rapala VMC OYJ	16	51
Revenio Group OYJ	892	24,989
Sampo OYJ, Class A	4,978	201,839
Sanoma OYJ	7,734	56,399
Scanfil OYJ	28	220
Siili Solutions OYJ	8	70
Stora Enso OYJ, Class R	28,571	383,399
#Talenom OYJ	24	135
ΩTerveystalo OYJ	9,233	85,989
TietoEVRY OYJ	6,487	123,049
Tokmanni Group Corp.	4,749	72,309
UPM-Kymmene OYJ	4,920	173,183
Vaisala OYJ, Class A	1,427	53,404
#Valmet OYJ	9,712	243,623
*Verkkokauppa.com OYJ	36	87
Wartsila OYJ Abp	24,726	458,971
*WithSecure OYJ	2,346	2,684
YIT OYJ	5,145	10,728

TOTAL FINLAND		6,578,886

FRANCE — (8.8%)
#ABC arbitrage	28	119
Aeroports de Paris SA	1,152	147,198
Airbus SE	11,591	1,917,064
AKWEL SADIR	8	120
#*Alstom SA	5,507	87,590
Alten SA	2,005	237,325
ΩAmundi SA	2,727	191,718
Arkema SA	2,978	309,031
Assystem SA	73	4,199
Aubay	269	11,793
#AXA SA	26,232	909,900
#Axway Software SA	24	642

12

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
#*Bastide le Confort Medical	4	$77
Beneteau SACA	2,752	35,958
BioMerieux	1,446	154,614
BNP Paribas SA	17,207	1,243,935
Boiron SA	8	293
#Bouygues SA	7,829	289,727
Bureau Veritas SA	16,988	498,071
Capgemini SE	4,716	997,932
Carrefour SA	32,907	555,587
Catana Group	287	1,495
CBo Territoria	68	269
*Cegedim SA	16	246
Cie de Saint-Gobain SA	3,254	259,769
Cie des Alpes	519	7,558
Cie Plastic Omnium SE	1,215	14,914
#*Claranova SE	100	260
#*Clariane SE	545	1,311
Coface SA	7,516	116,128
Credit Agricole SA	16,344	254,274
Danone SA	3,602	225,927
Dassault Aviation SA	412	88,635
Dassault Systemes SE	10,992	435,223
Derichebourg SA	4,773	20,363
Edenred SE	4,060	193,009
Eiffage SA	4,254	456,226
*Ekinops SAS	20	71
#*ΩElior Group SA	7,573	20,924
*Elis SA	5,788	130,709
Equasens	162	10,203
#*EssilorLuxottica SA	1,545	331,722
Esso SA Francaise	73	13,956
Eurofins Scientific SE	5,418	333,690
ΩEuronext NV	2,142	193,878
#*Eutelsat Communications SACA	7,046	28,524
*Exclusive Networks SA	1,181	25,256
*Fnac Darty SA	1,046	36,965
*Forvia SE	2,291	36,745
Gaztransport Et Technigaz SA	3,349	469,103
Getlink SE	18,679	319,562
GL Events SACA	42	844
Groupe Crit SA	8	643
Groupe SFPI	56	114
Guerbet	4	161
Hermes International SCA	964	2,320,246
*ID Logistics Group SACA	169	62,524
Imerys SA	632	20,462
Infotel SA	181	9,483
*Innate Pharma SA, ADR	40	96
Interparfums SA	1,221	62,079
Ipsen SA	1,853	226,070
IPSOS SA	1,746	117,429
Jacquet Metals SACA	184	3,569
*JCDecaux SE	3,372	70,740
Kaufman & Broad SA	1,284	41,531
Kering SA	1,006	354,972
#*La Francaise De L’energie SACA	55	1,988
ΩLa Francaise des Jeux SAEM	9,167	347,574
Laurent-Perrier	4	522

13

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Lectra	237	$8,109
Legrand SA	4,616	478,070
Linedata Services	1	79
LISI SA	299	7,865
L’Oreal SA	6,701	3,150,129
*Lumibird	12	160
LVMH Moet Hennessy Louis Vuitton SE	7,025	5,816,922
#ΩMaisons du Monde SA	604	2,906
Manitou BF SA	631	15,552
#Metropole Television SA	2,171	30,781
*ΩNeoen SA	4,660	143,303
Nexans SA	1,235	132,581
Oeneo SA	24	263
Orange SA	59,746	665,988
Pernod Ricard SA	1,187	180,227
Publicis Groupe SA	6,727	746,981
Quadient SA	1,983	38,124
Renault SA	7,669	383,274
Rexel SA	14,169	370,121
Robertet SA	42	39,609
Rubis SCA	7,023	244,055
Safran SA	6,714	1,465,948
#Sanofi SA	15,176	1,510,411
Sartorius Stedim Biotech	198	42,978
Schneider Electric SE	6,613	1,520,970
SCOR SE	16,395	537,133
SEB SA	863	102,612
SES SA	21,137	103,105
#*ΩSMCP SA	1,727	4,183
Societe BIC SA	1,448	102,187
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4	470
Societe Generale SA	15,021	407,796
*SOITEC	34	3,366
Sopra Steria Group	1,098	241,853
SPIE SA	6,711	245,268
Stef SA	89	12,105
Sword Group	366	14,030
Synergie SE	20	768
Technip Energies NV	10,437	248,194
*Teleperformance SE	2,107	192,580
Television Francaise 1 SA	4,819	44,211
TFF Group	226	10,319
Thales SA	3,163	534,196
Thermador Groupe	419	35,841
Trigano SA	245	37,592
*Ubisoft Entertainment SA	5,920	140,336
Valeo SE	1,510	19,278
*Vallourec SACA	9,060	157,567
Vetoquinol SA	93	9,377
Vinci SA	9,969	1,175,200
Virbac SACA	149	55,284
Vivendi SE	30,630	313,299
*Voltalia SA, Registered	843	7,049
#*VusionGroup	157	25,903
*Wavestone	478	27,344
*ΩWorldline SA	934	9,791

TOTAL FRANCE		37,074,498

14

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
GERMANY — (6.7%)
7C Solarparken AG	1,245	$4,220
Adesso SE	194	22,693
adidas AG	3,491	845,100
All for One Group SE	4	250
Allgeier SE	12	252
Allianz SE, Registered	4,436	1,264,542
AlzChem Group AG	312	15,212
Amadeus Fire AG	368	44,385
Atoss Software AG	285	76,794
ΩAumann AG	105	1,987
Aurubis AG	1,767	142,081
*ΩAuto1 Group SE	688	3,516
Bayerische Motoren Werke AG	9,241	1,012,308
BayWa AG	4	141
BayWa AG	902	21,701
Bechtle AG	5,744	278,224
Beiersdorf AG	1,616	242,859
Bertrandt AG	342	14,737
Bijou Brigitte AG	18	737
#*Bilfinger SE	1,992	93,079
*Borussia Dortmund GmbH & Co. KGaA	3,317	13,123
Brenntag SE	9,082	726,964
CANCOM SE	2,465	77,226
Carl Zeiss Meditec AG, Class BR	895	94,837
*CECONOMY AG	9,271	21,432
CENIT AG	4	53
Cewe Stiftung & Co KGaA	281	29,986
Commerzbank AG	28,535	425,936
CompuGroup Medical SE & Co. KgaA	1,792	53,881
Continental AG	3,376	219,621
*ΩCovestro AG	7,901	396,896
CTS Eventim AG & Co. KGaA	3,231	287,436
Daimler Truck Holding AG	16,459	744,609
*ΩDelivery Hero SE	3,415	96,400
Dermapharm Holding SE	679	22,797
Deutsche Boerse AG	5,165	1,000,438
Deutsche Post AG	13,568	569,571
Deutsche Telekom AG	46,323	1,064,424
Deutsche Wohnen SE	1,037	19,670
*Deutz AG	5,427	31,655
#*Dr. Hoenle AG	8	170
Draegerwerk AG & Co. KGaA	4	187
Duerr AG	2,419	62,335
ΩDWS Group GmbH & Co. KGaA	1,941	82,270
E.ON SE	54,751	725,931
Eckert & Ziegler SE	272	10,825
Elmos Semiconductor SE	305	25,438
ElringKlinger AG	283	2,021
*Encavis AG	8,776	158,586
Energiekontor AG	398	27,449
Evonik Industries AG	4,961	103,678
*Evotec SE	3,380	35,201
Fabasoft AG	12	261
Fielmann Group AG	757	35,493
*flatexDEGIRO AG	2,855	37,503
FORTEC Elektronik AG	4	95
#*Fraport AG Frankfurt Airport Services Worldwide	1,089	54,821
Freenet AG	8,151	226,952

15

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Fresenius Medical Care AG	4,873	$206,335
Fresenius SE & Co. KGaA	5,107	152,735
*FUCHS SE	2,108	77,424
GEA Group AG	10,146	411,165
Gesco SE	36	731
GFT Technologies SE	986	29,098
*Grand City Properties SA	4,215	47,097
H&R GmbH & Co. KGaA	20	106
*Hamburger Hafen und Logistik AG	650	11,607
*Hannover Rueck SE	2,540	631,177
Hawesko Holding SE	4	129
#*Heidelberger Druckmaschinen AG	15,473	15,635
Hella GmbH & Co. KGaA	797	70,051
*HelloFresh SE	10,487	71,047
Henkel AG & Co. KGaA	1,564	112,296
Hensoldt AG	3,712	146,300
*Highlight Communications AG	40	103
HOCHTIEF AG	1,296	136,774
Hornbach Holding AG & Co. KGaA	547	43,047
HUGO BOSS AG	2,958	159,851
*Hypoport SE	143	38,012
Indus Holding AG	1,060	28,902
Infineon Technologies AG	15,663	547,986
ΩInstone Real Estate Group SE	2,295	21,276
IVU Traffic Technologies AG	20	310
Jenoptik AG	3,099	83,636
ΩJOST Werke SE	736	35,650
K+S AG, Registered	1,064	15,956
KION Group AG	4,211	195,324
Kloeckner & Co. SE	1,818	12,927
Knaus Tabbert AG	329	14,951
Knorr-Bremse AG	4,322	321,413
*Koenig & Bauer AG	28	398
Kontron AG	1,204	24,306
Krones AG	940	124,230
KWS Saat SE & Co. KGaA	569	31,333
LANXESS AG	2,558	72,564
Leifheit AG	8	135
*MAX Automation SE	28	184
*Medios AG	1,210	18,320
*Mercedes-Benz Group AG	24,904	1,889,043
METRO AG	7,407	39,758
MLP SE	3,233	19,531
MTU Aero Engines AG	1,760	426,436
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	2,958	1,303,730
*Nagarro SE	233	17,801
Nemetschek SE	3,408	304,458
New Work SE	61	3,887
Nexus AG	20	1,106
#*Nordex SE	2,052	29,094
Norma Group SE	1,116	22,314
OHB SE	8	371
*Pfeiffer Vacuum Technology AG	108	17,853
#ProSiebenSat.1 Media SE	8,554	66,769
PSI Software SE	16	385
Puma SE	6,478	301,586
*PVA TePla AG	781	15,591
*QIAGEN NV	5,250	222,233

16

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Rational AG	427	$367,084
*ΩRedcare Pharmacy NV	218	29,603
Rheinmetall AG	963	532,557
RTL Group SA	934	28,912
SAF-Holland SE	1,967	38,026
SAP SE	9,648	1,750,656
SAP SE, Sponsored ADR	412	74,659
Secunet Security Networks AG	66	10,642
Siemens AG, Registered	13,849	2,604,749
*Siemens Energy AG	15,655	323,066
ΩSiemens Healthineers AG	4,922	274,196
Sixt SE	1,154	111,053
*SMA Solar Technology AG	957	50,570
Stabilus SE	1,009	62,791
STRATEC SE	235	10,880
Stroeer SE & Co. KGaA	1,568	100,847
SUESS MicroTec SE	630	31,425
Symrise AG	2,374	255,618
Synlab AG	1,747	19,614
*TAG Immobilien AG	10,308	147,583
Takkt AG	1,655	23,076
Talanx AG	3,980	300,874
*ΩTeamViewer SE	13,201	175,170
Technotrans SE	8	180
thyssenkrupp AG	7,071	35,596
United Internet AG	7,284	176,331
USU Software AG	4	78
Volkswagen AG	667	94,712
*Vonovia SE	3,119	90,646
Vossloh AG	157	7,638
Wacker Chemie AG	523	56,258
Wacker Neuson SE	1,284	23,038
Washtec AG	598	25,577
*Westwing Group SE	20	186
Wuestenrot & Wuerttembergische AG	1,093	15,427
*ΩZalando SE	2,287	60,303
Zeal Network SE	8	298

TOTAL GERMANY		28,073,375

HONG KONG — (1.0%)
AIA Group, Ltd.	198,000	1,463,254
ASMPT, Ltd.	7,800	98,133
BOC Hong Kong Holdings, Ltd.	64,500	199,160
Bright Smart Securities & Commodities Group, Ltd.	24,000	5,063
ΩBudweiser Brewing Co. APAC, Ltd.	24,000	33,754
Chow Sang Sang Holdings International, Ltd.	23,000	24,820
Chow Tai Fook Jewellery Group, Ltd.	68,400	94,101
CITIC Telecom International Holdings, Ltd.	196,000	66,660
CK Asset Holdings, Ltd.	29,000	124,770
Dah Sing Banking Group, Ltd.	800	657
Dah Sing Financial Holdings, Ltd.	9,600	27,003
*Far East Consortium International, Ltd.	2,042	277
*ΩFIT Hon Teng, Ltd.	37,000	10,692
#Giordano International, Ltd.	52,000	13,297
#Great Eagle Holdings, Ltd.	7,000	10,722
Guotai Junan International Holdings, Ltd.	76,000	5,539
#Hang Lung Properties, Ltd.	63,000	70,159
Hang Seng Bank, Ltd.	11,000	146,128
HKBN, Ltd.	23,000	6,940

17

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
*Hong Kong Technology Venture Co., Ltd.	20,000	$3,887
Hysan Development Co., Ltd.	24,000	37,559
*IGG, Inc.	36,000	15,098
ΩImpro Precision Industries, Ltd.	1,000	266
K Wah International Holdings, Ltd.	52,000	12,167
#Kerry Logistics Network, Ltd.	16,000	15,036
Kerry Properties, Ltd.	35,500	69,264
Kowloon Development Co., Ltd.	6,000	4,166
KRP Development Holdings, Ltd.	500	48
L’Occitane International SA	34,500	142,478
Luk Fook Holdings International, Ltd.	17,000	40,863
Man Wah Holdings, Ltd.	46,000	33,701
*NagaCorp., Ltd.	46,000	24,231
New World Development Co., Ltd.	47,000	50,358
PAX Global Technology, Ltd.	17,000	14,259
Perfect Medical Health Management, Ltd.	1,000	312
Power Assets Holdings, Ltd.	29,500	169,920
PRADA SpA	15,800	129,896
#*Realord Group Holdings, Ltd.	16,000	11,047
#*Sa Sa International Holdings, Ltd.	8,000	798
*ΩSamsonite International SA	58,200	206,868
#*Shandong Hi-Speed Holdings Group, Ltd.	31,000	28,221
*Shun Tak Holdings, Ltd.	4,000	399
Sun Hung Kai Properties, Ltd.	22,500	209,287
Swire Pacific, Ltd., Class A	7,000	59,518
Swire Properties, Ltd.	16,600	34,596
Techtronic Industries Co., Ltd.	32,000	447,604
*Television Broadcasts, Ltd.	16,700	7,238
Theme International Holdings, Ltd.	420,000	32,220
Town Health International Medical Group, Ltd.	6,000	215
United Laboratories International Holdings, Ltd. (The)	42,000	49,565
Value Partners Group, Ltd.	67,000	15,420
Vesync Co., Ltd.	7,000	3,983
VSTECS Holdings, Ltd.	36,000	23,014
VTech Holdings, Ltd.	6,100	35,370
Wharf Real Estate Investment Co., Ltd.	17,000	53,144
*Yunfeng Financial Group, Ltd.	4,000	435

TOTAL HONG KONG		4,383,580

IRELAND — (0.5%)
AIB Group PLC	60,036	312,367
Bank of Ireland Group PLC	53,961	579,577
Cairn Homes PLC	32,649	55,228
Dalata Hotel Group PLC	7,341	33,124
FBD Holdings PLC	1,852	27,427
Glanbia PLC	7,261	138,507
*ΩGlenveagh Properties PLC	25,693	35,055
Kerry Group PLC, Class A	1,632	140,998
Kingspan Group PLC	2,736	245,302
Smurfit Kappa Group PLC	16,377	713,582

TOTAL IRELAND		2,281,167

ISRAEL — (0.6%)
Africa Israel Residences, Ltd.	12	723
*Airport City, Ltd.	1,363	21,122
Arad, Ltd.	20	259
Ashdod Refinery, Ltd.	246	5,557
*Ashtrom Group, Ltd.	456	6,328
Aura Investments, Ltd.	3,352	13,040

18

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
*Azorim-Investment Development & Construction Co., Ltd.	128	$588
Azrieli Group, Ltd.	367	23,805
Bank Leumi Le-Israel BM	20,715	162,614
Bezeq The Israeli Telecommunication Corp., Ltd.	30,671	38,194
*Big Shopping Centers, Ltd.	228	23,616
Blue Square Real Estate, Ltd.	152	11,423
*Clal Insurance Enterprises Holdings, Ltd.	4,224	70,923
Danel Adir Yeoshua, Ltd.	409	37,147
Delta Galil, Ltd.	336	15,016
*Doral Group Renewable Energy Resources, Ltd.	9,412	26,982
Elbit Systems, Ltd.	224	45,454
*Electra Consumer Products 1970, Ltd.	555	11,903
Electra, Ltd.	49	18,773
*Ellomay Capital, Ltd.	8	126
Energix-Renewable Energies, Ltd.	13,670	51,311
*Enlight Renewable Energy, Ltd.	3,005	48,586
*Enlight Renewable Energy, Ltd.	1,256	20,096
FMS Enterprises Migun, Ltd.	4	167
Formula Systems 1985, Ltd.	608	44,470
Formula Systems 1985, Ltd., ADR	20	1,496
Fox Wizel, Ltd.	435	34,579
Gav-Yam Lands Corp., Ltd.	24	171
*Gilat Satellite Networks, Ltd.	52	261
*Hagag Group Real Estate Development	48	224
Harel Insurance Investments & Financial Services, Ltd.	4,031	37,076
Hilan, Ltd.	1,102	62,209
ICL Group, Ltd.	12,657	59,751
IDI Insurance Co., Ltd.	673	19,347
Ilex Medical, Ltd.	8	144
Inrom Construction Industries, Ltd.	6,973	23,166
Israel Canada T.R, Ltd.	264	978
Israel Discount Bank, Ltd., Class A	38,113	196,873
*Israel Land Development Co., Ltd. (The)	12	105
Isras Investment Co., Ltd.	4	767
Kvutzat Acro, Ltd.	913	10,120
M Yochananof & Sons, Ltd.	226	11,753
Magic Software Enterprises, Ltd.	2,348	27,730
Malam - Team, Ltd.	8	131
Matrix IT, Ltd.	1,007	20,397
Max Stock, Ltd.	92	212
Maytronics, Ltd.	822	7,047
Mega Or Holdings, Ltd.	461	12,015
Menora Mivtachim Holdings, Ltd.	528	12,749
Meshulam Levinstein Contracting & Engineering, Ltd.	4	330
Migdal Insurance & Financial Holdings, Ltd.	27,665	35,215
Mivne Real Estate KD, Ltd.	17,398	42,068
Mizrahi Tefahot Bank, Ltd.	3,452	126,429
Next Vision Stabilized Systems, Ltd.	1,182	15,834
#*Nice, Ltd., Sponsored ADR	589	131,647
*Nova, Ltd.	217	37,633
#*Nova, Ltd.	799	135,750
Oil Refineries, Ltd.	140,827	41,088
One Software Technologies, Ltd.	3,235	45,018
*Partner Communications Co., Ltd.	6,430	30,131
Paz Oil Co., Ltd.	651	65,232
*Perion Network, Ltd.	1,269	16,010
Phoenix Holdings, Ltd. (The)	5,267	50,674
Plasson Industries, Ltd.	4	147

19

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Prashkovsky Investments and Construction, Ltd.	16	$378
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	412	23,545
Retailors, Ltd.	717	15,794
Sano-Brunos Enterprises, Ltd., Class 1	4	338
*Scope Metals Group, Ltd.	16	553
*Shikun & Binui, Ltd.	14,843	32,001
Shufersal, Ltd.	4,280	28,346
Telsys, Ltd.	4	242
*Teva Pharmaceutical Industries, Ltd.	2,353	33,235
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	10,039	141,048
YH Dimri Construction & Development, Ltd.	386	30,343

TOTAL ISRAEL		2,316,553

ITALY — (2.4%)
A2A SpA	36,335	72,089
ACEA SpA	2,354	40,977
*Aeroporto Guglielmo Marconi Di Bologna SpA	16	139
Amplifon SpA	7,899	265,459
ΩAnima Holding SpA	12,335	58,059
Ariston Holding NV	266	1,376
Arnoldo Mondadori Editore SpA	7,664	18,397
*Ascopiave SpA	4,323	11,371
Assicurazioni Generali SpA	16,679	408,401
Avio SpA	324	3,935
Azimut Holding SpA	6,898	182,697
B&C Speakers SpA	8	145
Banca Generali SpA	3,936	154,960
Banca IFIS SpA	1,410	31,570
Banca Mediolanum SpA	8,615	93,774
BasicNet SpA	52	213
BF SpA	191	749
Biesse SpA	156	2,032
BPER Banca SPA	58,957	308,329
Brunello Cucinelli SpA	1,831	188,145
Cairo Communication SpA	128	296
#ΩCarel Industries SpA	2,073	42,159
Cembre SpA	4	190
*CIR SpA-Compagnie Industriali	2,104	1,260
Credito Emiliano SpA	2,494	26,454
Datalogic SpA	645	3,924
Davide Campari-Milano NV, Class M	9,030	90,954
De’ Longhi SpA	1,940	64,015
DiaSorin SpA	278	28,221
*Digital Value SpA	25	1,564
#Emak SpA	104	127
ΩEnav SpA	6,636	27,417
Enel SpA	88,539	585,160
ERG SpA	2,124	57,459
*Esprinet SpA	2,643	14,469
*Eurotech SpA	206	330
Ferrari NV, ADR	2,531	1,052,137
Fila SpA	348	3,278
#*Fincantieri SpA	6,778	5,153
FinecoBank Banca Fineco SpA	34,193	527,942
*Garofalo Health Care SpA	12	61
Gefran SpA	4	35
#*Geox SpA	152	114
Gruppo MutuiOnline SpA	131	4,924
Hera SpA	53,006	192,135

20

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Illimity Bank SpA	3,531	$19,727
IMMSI SpA	164	94
Intercos SpA	958	13,460
Interpump Group SpA	1,752	76,957
Intesa Sanpaolo SpA	175,695	662,405
Iren SpA	13,779	27,758
Italgas SpA	27,078	150,557
Iveco Group NV	11,205	141,436
IVS Group SA	12	92
#*Juventus Football Club SpA	1,375	2,598
Leonardo SpA	11,845	273,951
LU-VE SpA	69	1,594
Maire Tecnimont SpA	16,546	137,820
Mediobanca Banca di Credito Finanziario SpA	22,606	322,691
*MFE-MediaForEurope NV, Class A	11,798	34,792
*MFE-MediaForEurope NV, Class B	84	339
Moncler SpA	5,511	377,838
*ΩNexi SpA	22,303	130,637
Openjobmetis Spa agenzia per il lavoro	8	140
ΩOVS SpA	13,553	35,562
Pharmanutra SpA	379	21,640
Piaggio & C SpA	6,214	18,232
Prysmian SpA	3,650	199,744
Recordati Industria Chimica e Farmaceutica SpA	3,239	173,339
Reply SpA	852	112,054
Rizzoli Corriere Della Sera Mediagroup SpA	220	193
SAES Getters SpA	71	1,997
*Safilo Group SpA	5,900	7,356
Salcef Group SpA	199	5,500
Salvatore Ferragamo SpA	1,628	16,241
*Sanlorenzo SpA	648	28,512
Saras SpA	14,636	27,700
Sesa SpA	430	45,035
Snam SpA	20,332	93,526
SOL SpA	1,470	56,821
#Stellantis NV	42,743	953,169
Stellantis NV	8,683	193,857
ΩTechnogym SpA	10,374	98,335
*Technoprobe SpA	1,354	10,865
#*Telecom Italia SpA	354,310	84,445
Tenaris SA	5,138	86,116
Tenaris SA, Sponsored ADR	2,176	71,786
Terna - Rete Elettrica Nazionale	11,602	93,339
UniCredit SpA	16,828	622,213
#ΩUnieuro SpA	1,343	13,154
Unipol Gruppo SpA	20,002	180,081
Webuild SpA	6,956	17,568

TOTAL ITALY		10,215,861

JAPAN — (20.6%)
A&D HOLON Holdings Co., Ltd.	1,000	17,615
ABC-Mart, Inc.	2,900	58,160
#*Access Co., Ltd.	900	8,310
AD Works Group Co., Ltd.	2,100	3,243
Adastria Co., Ltd.	1,400	30,737
ADEKA Corp.	9,800	204,824
Adtec Plasma Technology Co., Ltd.	300	2,556
Advan Group Co., Ltd.	200	1,427
Advanced Media, Inc.	300	3,117

21

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Advantest Corp.	17,300	$549,238
Aeon Co., Ltd.	12,900	270,682
Aeon Delight Co., Ltd.	1,400	33,228
Aeon Hokkaido Corp.	2,100	12,397
Aeon Mall Co., Ltd.	2,600	29,798
Ai Holdings Corp.	800	12,338
Aica Kogyo Co., Ltd.	3,600	83,592
Aichi Steel Corp.	900	19,903
Aida Engineering, Ltd.	3,800	21,636
Ain Holdings, Inc.	1,700	64,493
Air Water, Inc.	9,000	135,688
Airtech Japan, Ltd.	300	2,269
#Airtrip Corp.	900	8,150
Aisan Industry Co., Ltd.	1,700	15,902
*Akebono Brake Industry Co., Ltd.	1,200	1,182
Alconix Corp.	2,000	17,475
Alfresa Holdings Corp.	9,600	142,507
#Alpen Co., Ltd.	1,400	18,505
Alps Alpine Co., Ltd.	5,500	49,909
Alps Logistics Co., Ltd.	300	6,120
Altech Corp.	1,100	19,272
Amada Co., Ltd.	20,300	222,847
Amano Corp.	1,800	43,512
Amvis Holdings, Inc.	1,100	15,259
Anest Iwata Corp.	1,100	9,430
#*AnGes, Inc.	5,100	1,588
Anicom Holdings, Inc.	5,700	21,552
Anritsu Corp.	5,100	39,134
Aoyama Trading Co., Ltd.	2,000	20,691
Aoyama Zaisan Networks Co., Ltd.	1,700	15,156
#Aozora Bank, Ltd.	4,700	73,293
Arata Corp.	2,300	51,155
ARCLANDS Corp.	2,287	28,223
Arcs Co., Ltd.	1,500	29,454
ARE Holdings, Inc.	4,500	58,393
Argo Graphics, Inc.	1,000	25,768
Artience Co., Ltd.	1,900	35,316
As One Corp.	3,400	56,445
Asahi Group Holdings, Ltd.	7,000	240,428
Asahi Kasei Corp.	42,800	299,313
ASAHI YUKIZAI Corp.	1,400	44,171
Asanuma Corp.	600	14,317
Asics Corp.	6,200	266,336
ASKUL Corp.	5,700	86,714
Astellas Pharma, Inc.	9,300	89,475
Astena Holdings Co., Ltd.	1,300	4,081
Autobacs Seven Co., Ltd.	8,200	83,060
Avant Group Corp.	2,700	22,116
Awa Bank, Ltd. (The)	1,400	23,949
Axial Retailing, Inc.	3,600	24,181
Axxzia, Inc.	300	1,697
Azbil Corp.	6,500	182,858
AZ-COM MARUWA Holdings, Inc.	800	6,172
Bandai Namco Holdings, Inc.	12,600	237,163
Bando Chemical Industries, Ltd.	1,100	12,491
Base Co., Ltd.	300	6,701
BayCurrent Consulting, Inc.	5,600	119,996
Beenos, Inc.	2,200	29,764

22

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Belc Co., Ltd.	600	$28,787
Bell System24 Holdings, Inc.	3,700	36,420
Belluna Co., Ltd.	4,000	16,141
*Bengo4.com, Inc.	200	3,706
Bic Camera, Inc.	4,000	38,916
BIPROGY, Inc.	4,600	134,406
#Bookoff Group Holdings, Ltd.	500	5,421
Br. Holdings Corp.	200	454
#BrainPad, Inc.	1,600	12,445
Brother Industries, Ltd.	5,500	97,932
Bunka Shutter Co., Ltd.	6,600	71,383
#Bushiroad, Inc.	1,800	4,244
C Uyemura & Co., Ltd.	300	19,807
Canon Electronics, Inc.	900	12,880
Canon Marketing Japan, Inc.	1,800	49,745
Canon, Inc.	3,000	81,594
Canon, Inc., Sponsored ADR	5,500	148,170
Capcom Co., Ltd.	11,500	191,575
#Careerlink Co., Ltd.	800	12,760
Carenet, Inc.	500	1,827
Carlit Holdings Co., Ltd.	1,000	7,327
#Carta Holdings, Inc.	100	1,124
Casio Computer Co., Ltd.	7,300	61,141
Cawachi, Ltd.	1,000	18,098
Celsys, Inc.	1,000	5,293
Central Japan Railway Co.	7,300	167,789
Ceres, Inc.	400	4,321
#Change Holdings, Inc.	6,600	49,826
Charm Care Corp. KK	1,300	12,449
#Chikaranomoto Holdings Co., Ltd.	400	4,316
Chiyoda Corp.	11,500	31,935
Chori Co., Ltd.	800	17,920
Chugai Pharmaceutical Co., Ltd.	15,800	507,038
Chugin Financial Group, Inc.	4,800	40,507
Chugoku Marine Paints, Ltd.	3,900	51,301
CI Takiron Corp.	2,700	11,221
Citizen Watch Co., Ltd.	7,200	47,950
CKD Corp.	3,100	58,882
Coca-Cola Bottlers Japan Holdings, Inc.	4,600	64,587
Colowide Co., Ltd.	900	12,296
Computer Engineering & Consulting, Ltd.	1,200	13,894
COMSYS Holdings Corp.	6,600	154,761
Comture Corp.	1,400	17,241
Cosel Co., Ltd.	1,500	14,079
Cosmos Initia Co., Ltd.	100	550
Cosmos Pharmaceutical Corp.	1,300	120,198
CRE, Inc.	3,000	27,204
Create SD Holdings Co., Ltd.	1,400	30,382
Creek & River Co., Ltd.	900	9,517
Cresco, Ltd.	800	10,234
CTI Engineering Co., Ltd.	700	21,396
Curves Holdings Co., Ltd.	2,100	9,929
CyberAgent, Inc.	16,200	101,885
#CYBERDYNE, Inc.	5,700	7,353
Cybozu, Inc.	1,800	18,427
Dai Nippon Toryo Co., Ltd.	200	1,515
Dai-Dan Co., Ltd.	3,900	69,368
Daido Steel Co., Ltd.	6,200	68,672

23

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Daidoh, Ltd.	800	$3,152
Daifuku Co., Ltd.	11,900	246,674
#Daihatsu Diesel Manufacturing Co., Ltd.	1,000	9,958
Daihen Corp.	600	36,832
#Daiho Corp.	200	4,194
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	100	604
Dai-ichi Life Holdings, Inc.	15,100	350,141
Daiichi Sankyo Co., Ltd.	20,500	698,770
Daiki Aluminium Industry Co., Ltd.	2,300	19,497
Daikin Industries, Ltd.	3,800	525,091
Daikoku Denki Co., Ltd.	200	4,607
Daikokutenbussan Co., Ltd.	600	30,807
Daikyonishikawa Corp.	1,800	8,304
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	700	12,820
Daiseki Co., Ltd.	600	11,457
Daishinku Corp.	800	4,316
Daisue Construction Co., Ltd.	300	3,079
Daito Pharmaceutical Co., Ltd.	300	4,814
Daito Trust Construction Co., Ltd.	1,900	204,229
Daiwa House Industry Co., Ltd.	16,900	476,828
Daiwa Securities Group, Inc.	14,900	110,023
Daiwabo Holdings Co., Ltd.	3,800	66,334
DCM Holdings Co., Ltd.	4,400	40,850
Dear Life Co., Ltd.	7,300	47,734
Denso Corp.	14,000	239,450
Dentsu Group, Inc.	3,100	84,097
Dentsu Soken, Inc.	1,500	50,043
DIC Corp.	5,700	107,053
Digital Arts, Inc.	700	18,883
Digital Hearts Holdings Co., Ltd.	600	3,679
dip Corp.	2,500	42,497
Disco Corp.	700	203,730
DKS Co., Ltd.	800	16,675
DMG Mori Co., Ltd.	12,600	339,331
Dowa Holdings Co., Ltd.	4,100	154,162
*Drecom Co., Ltd.	400	2,705
DTS Corp.	1,900	52,219
DyDo Group Holdings, Inc.	1,800	31,261
Eagle Industry Co., Ltd.	900	10,489
Earth Corp.	200	5,592
East Japan Railway Co.	5,600	102,950
EAT&HOLDINGS Co., Ltd.	100	1,261
Ebara Corp.	5,300	441,540
Ebase Co., Ltd.	200	862
EDION Corp.	3,400	35,217
eGuarantee, Inc.	2,200	24,200
Eiken Chemical Co., Ltd.	1,600	20,386
Eisai Co., Ltd.	1,700	70,241
Elan Corp.	800	4,626
Elecom Co., Ltd.	2,300	21,865
Elematec Corp.	1,100	13,491
EM Systems Co., Ltd.	600	2,524
en Japan, Inc.	1,700	28,422
Endo Lighting Corp.	500	4,550
Envipro Holdings, Inc.	1,000	3,317
*eRex Co., Ltd.	1,800	9,563
ES-Con Japan, Ltd.	6,200	40,935
Eslead Corp.	400	8,655

24

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
ESPEC Corp.	400	$7,542
EXEO Group, Inc.	23,400	255,836
Ezaki Glico Co., Ltd.	3,600	93,223
Fancl Corp.	3,700	43,321
FANUC Corp.	7,700	226,403
Fast Retailing Co., Ltd.	3,500	924,125
Feed One Co., Ltd.	200	1,310
Ferrotec Holdings Corp.	2,400	46,059
FFRI Security, Inc.	200	2,571
FIDEA Holdings Co., Ltd.	300	2,926
Financial Partners Group Co., Ltd.	4,300	60,498
First Bank of Toyama, Ltd. (The)	2,400	14,214
Fixstars Corp.	1,300	16,415
Food & Life Cos., Ltd.	3,400	64,839
Forum Engineering, Inc.	200	1,198
Foster Electric Co., Ltd.	600	4,793
FP Corp.	1,700	27,439
Fudo Tetra Corp.	500	7,441
Fuji Co., Ltd.	1,100	13,435
Fuji Corp.	3,600	60,806
Fuji Electric Co., Ltd.	2,000	125,466
#Fuji Oil Co., Ltd.	2,700	8,270
Fuji Pharma Co., Ltd.	200	2,021
Fuji Seal International, Inc.	4,000	51,523
Fuji Soft, Inc.	1,700	66,870
FUJIFILM Holdings Corp.	7,100	152,364
Fujikura Composites, Inc.	1,000	9,322
Fujikura, Ltd.	15,100	261,766
Fujimori Kogyo Co., Ltd.	500	13,599
Fujitsu General, Ltd.	200	2,591
Fujitsu, Ltd.	14,200	219,770
Fujiya Co., Ltd.	400	6,306
Fukuda Corp.	400	13,955
Fukuda Denshi Co., Ltd.	1,000	41,623
Fukuyama Transporting Co., Ltd.	100	2,427
FULLCAST Holdings Co., Ltd.	2,800	27,045
Fumakilla, Ltd.	600	4,488
Funai Soken Holdings, Inc.	3,000	45,563
Furukawa Co., Ltd.	2,100	26,756
Furukawa Electric Co., Ltd.	3,000	64,570
Furuno Electric Co., Ltd.	800	10,691
#Furyu Corp.	1,600	12,282
Fuso Chemical Co., Ltd.	1,300	33,622
Futaba Industrial Co., Ltd.	2,200	12,988
Future Corp.	1,800	18,256
G-7 Holdings, Inc.	300	2,659
*GA Technologies Co., Ltd.	2,100	17,882
Gakken Holdings Co., Ltd.	1,200	7,000
Genki Sushi Co., Ltd.	400	7,552
Genky DrugStores Co., Ltd.	800	29,435
Geo Holdings Corp.	1,800	22,705
Gift Holdings, Inc.	300	5,719
#*giftee, Inc.	1,400	10,596
Gig Works, Inc.	200	743
Giken, Ltd.	700	8,719
GLOBERIDE, Inc.	1,100	14,057
Glory, Ltd.	2,500	45,277
#GMO Financial Gate, Inc.	200	9,011

25

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
GMO Financial Holdings, Inc.	3,500	$16,792
GMO Payment Gateway, Inc.	2,500	116,481
*GNI Group, Ltd.	1,800	28,493
Goldwin, Inc.	1,901	115,970
GS Yuasa Corp.	3,000	56,820
G-Tekt Corp.	1,000	13,713
#Gumi, Inc.	1,500	3,689
Gunma Bank, Ltd. (The)	15,000	91,526
H.U. Group Holdings, Inc.	3,500	53,435
H2O Retailing Corp.	4,100	46,507
Hagihara Industries, Inc.	900	8,905
Hagiwara Electric Holdings Co., Ltd.	1,100	30,477
Hakuhodo DY Holdings, Inc.	12,983	121,526
Halows Co., Ltd.	400	11,756
Hamamatsu Photonics KK	1,600	59,083
Hamee Corp.	100	739
Hankyu Hanshin Holdings, Inc.	3,900	102,454
Hanwa Co., Ltd.	1,900	73,650
Happinet Corp.	1,700	33,057
Hard Off Corp. Co., Ltd.	100	1,104
Haseko Corp.	16,800	203,321
Hazama Ando Corp.	9,000	67,372
Heiwa Real Estate Co., Ltd.	1,100	30,547
Heiwado Co., Ltd.	2,100	32,401
*Hennge KK	500	3,276
Hioki EE Corp.	900	36,202
Hirata Corp.	700	31,627
Hirose Electric Co., Ltd.	700	74,619
Hiroshima Gas Co., Ltd.	700	1,708
#*HIS Co., Ltd.	1,800	20,143
Hitachi Construction Machinery Co., Ltd.	5,900	170,141
Hitachi Zosen Corp.	15,700	122,316
Hitachi, Ltd.	13,300	1,235,637
Hogy Medical Co., Ltd.	1,000	23,671
Hokkaido Gas Co., Ltd.	100	1,957
#Hokko Chemical Industry Co., Ltd.	1,700	16,950
#Hokuetsu Corp.	4,800	40,904
Hokuetsu Industries Co., Ltd.	400	5,140
Honda Motor Co., Ltd.	30,100	346,590
#Honda Motor Co., Ltd., Sponsored ADR	8,900	302,511
Honeys Holdings Co., Ltd.	900	9,763
Horiba, Ltd.	2,000	196,994
Hoshizaki Corp.	1,800	62,351
Hosokawa Micron Corp.	600	16,853
House Foods Group, Inc.	1,400	27,642
#Hulic Co., Ltd.	20,400	189,008
Hurxley Corp.	300	1,710
Hyakujushi Bank, Ltd. (The)	1,100	20,229
Ichigo, Inc.	6,200	16,784
Idec Corp.	2,400	42,536
IDOM, Inc.	6,100	54,114
IHI Corp.	6,500	156,423
Iida Group Holdings Co., Ltd.	6,500	83,375
I’ll, Inc.	100	1,721
IMAGICA GROUP, Inc.	900	3,472
Inaba Denki Sangyo Co., Ltd.	1,400	32,784
Inaba Seisakusho Co., Ltd.	300	3,432
Infocom Corp.	2,200	37,747

26

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Infomart Corp.	6,000	$14,184
INFRONEER Holdings, Inc.	8,300	73,709
Insource Co., Ltd.	3,500	17,192
Intage Holdings, Inc.	800	7,468
*Integrated Design & Engineering Holdings Co., Ltd.	900	26,737
Intelligent Wave, Inc.	600	4,343
Inter Action Corp.	100	986
Internet Initiative Japan, Inc.	6,700	114,189
Inui Global Logistics Co., Ltd.	600	4,198
IPS, Inc.	200	2,947
I’rom Group Co., Ltd.	300	3,454
Iseki & Co., Ltd.	1,100	7,207
Isetan Mitsukoshi Holdings, Ltd.	2,200	31,071
Ishihara Sangyo Kaisha, Ltd.	500	5,808
*Istyle, Inc.	8,000	27,045
Isuzu Motors, Ltd.	32,200	409,137
#ITmedia, Inc.	400	4,613
Ito En, Ltd.	5,001	121,716
Itochu Enex Co., Ltd.	5,200	50,425
Itochu-Shokuhin Co., Ltd.	500	23,766
Itoki Corp.	3,200	38,372
Iwaki Co., Ltd.	300	4,890
Iwatani Corp.	4,000	227,929
Izumi Co., Ltd.	900	20,955
J Front Retailing Co., Ltd.	8,600	75,226
J Trust Co., Ltd.	3,700	10,604
JAC Recruitment Co., Ltd.	6,400	31,031
Japan Airport Terminal Co., Ltd.	1,900	67,384
Japan Aviation Electronics Industry, Ltd.	1,100	17,755
Japan Business Systems, Inc.	200	1,620
Japan Cash Machine Co., Ltd.	800	6,899
#*Japan Communications, Inc.	17,200	21,751
Japan Electronic Materials Corp.	500	8,255
Japan Elevator Service Holdings Co., Ltd.	3,500	54,736
#Japan Investment Adviser Co., Ltd.	1,400	9,697
Japan Lifeline Co., Ltd.	10,500	77,733
Japan Material Co., Ltd.	2,200	31,511
Japan Medical Dynamic Marketing, Inc.	800	3,432
Japan Post Insurance Co., Ltd.	6,900	129,415
Japan Securities Finance Co., Ltd.	6,600	67,231
Japan Steel Works, Ltd. (The)	2,500	61,164
Japan Wool Textile Co., Ltd. (The)	1,100	9,542
JBCC Holdings, Inc.	700	14,857
JCR Pharmaceuticals Co., Ltd.	2,800	14,501
JCU Corp.	1,900	45,639
JDC Corp.	2,500	8,213
JEOL, Ltd.	2,400	96,143
JINS Holdings, Inc.	600	12,678
JINUSHI Co., Ltd.	1,100	17,860
JM Holdings Co., Ltd.	500	8,404
J-Oil Mills, Inc.	100	1,258
Joshin Denki Co., Ltd.	1,500	24,268
Joyful Honda Co., Ltd.	2,600	37,109
JP-Holdings, Inc.	2,400	6,939
JSP Corp.	1,200	17,768
JTEKT Corp.	6,200	48,224
Juki Corp.	1,700	5,823
Justsystems Corp.	1,900	33,432

27

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
JVCKenwood Corp.	13,200	$67,441
Kadokawa Corp.	3,300	60,615
Kaga Electronics Co., Ltd.	900	35,745
Kajima Corp.	9,800	188,882
Kakaku.com, Inc.	7,700	89,225
Kamakura Shinsho, Ltd.	200	680
Kamei Corp.	800	10,350
Kamigumi Co., Ltd.	3,000	64,951
Kanamoto Co., Ltd.	4,400	74,347
Kandenko Co., Ltd.	7,600	84,952
Kaneka Corp.	1,700	44,195
Kanematsu Corp.	8,000	130,601
Kanro, Inc.	200	2,879
Kansai Paint Co., Ltd.	8,300	108,916
Kanto Denka Kogyo Co., Ltd.	1,100	7,563
Kao Corp.	1,700	70,489
Kasumigaseki Capital Co., Ltd.	400	37,747
Katitas Co., Ltd.	3,900	47,435
Kato Sangyo Co., Ltd.	900	26,223
Kato Works Co., Ltd.	700	6,170
KAWADA TECHNOLOGIES, Inc.	400	7,664
Kawasaki Heavy Industries, Ltd.	9,100	283,180
KDDI Corp.	31,500	880,755
#KeePer Technical Laboratory Co., Ltd.	800	22,953
Keihan Holdings Co., Ltd.	2,000	41,966
Keihanshin Building Co., Ltd.	1,600	16,085
Keikyu Corp.	6,200	49,446
Keio Corp.	1,700	41,732
Keisei Electric Railway Co., Ltd.	1,100	41,193
Keiyo Bank, Ltd. (The)	4,300	21,231
Kewpie Corp.	5,000	101,039
Keyence Corp.	2,400	1,072,157
KH Neochem Co., Ltd.	1,200	18,484
Kikkoman Corp.	9,400	112,747
Kintetsu Group Holdings Co., Ltd.	1,600	41,229
Kirin Holdings Co., Ltd.	10,500	153,498
Ki-Star Real Estate Co., Ltd.	700	16,992
Kitz Corp.	6,300	53,806
Kiyo Bank, Ltd. (The)	2,800	32,223
#*KLab, Inc.	2,700	4,186
Koatsu Gas Kogyo Co., Ltd.	2,100	11,583
Kobayashi Pharmaceutical Co., Ltd.	1,600	56,897
Kobe Bussan Co., Ltd.	3,200	69,647
Koei Tecmo Holdings Co., Ltd.	6,200	58,113
Kohnan Shoji Co., Ltd.	1,100	31,176
Kohsoku Corp.	100	1,393
Koito Manufacturing Co., Ltd.	7,100	95,921
Kojima Co., Ltd.	2,300	11,926
Kokuyo Co., Ltd.	12,400	212,714
Komatsu, Ltd.	23,500	710,085
KOMEDA Holdings Co., Ltd.	4,500	74,121
#Komehyo Holdings Co., Ltd.	400	9,481
Komeri Co., Ltd.	100	2,424
Konami Group Corp.	1,100	66,784
Konica Minolta, Inc.	20,000	66,724
Konishi Co., Ltd.	1,600	13,655
Konoike Transport Co., Ltd.	1,000	14,520
Konoshima Chemical Co., Ltd.	100	972

28

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kosaido Holdings Co., Ltd.	1,500	$6,958
Kose Corp.	2,100	108,787
Kotobuki Spirits Co., Ltd.	6,300	65,276
KPP Group Holdings Co., Ltd.	1,200	5,681
Krosaki Harima Corp.	1,400	30,337
KRS Corp.	300	2,234
K’s Holdings Corp.	7,900	76,056
Kubota Corp.	11,500	186,021
Kumagai Gumi Co., Ltd.	1,500	39,605
Kumiai Chemical Industry Co., Ltd.	7,100	36,275
Kuraray Co., Ltd.	5,500	61,024
Kureha Corp.	2,700	48,281
Kurimoto, Ltd.	300	8,016
Kurita Water Industries, Ltd.	4,700	188,012
Kusuri no Aoki Holdings Co., Ltd.	3,300	61,905
Kyoei Steel, Ltd.	2,100	30,066
Kyokuto Boeki Kaisha, Ltd.	700	8,679
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,500	40,908
Kyokuyo Co., Ltd.	1,300	29,822
Kyorin Pharmaceutical Co., Ltd.	1,900	22,204
Kyosan Electric Manufacturing Co., Ltd.	100	327
Kyoto Financial Group, Inc.	1,200	21,443
Kyowa Kirin Co., Ltd.	4,800	80,801
Kyudenko Corp.	2,600	108,253
Kyushu Financial Group, Inc.	7,100	47,780
Kyushu Railway Co.	4,100	88,297
LA Holdings Co., Ltd.	500	15,108
LAC Co., Ltd.	300	1,542
Lacto Japan Co., Ltd.	100	1,659
LAND Co., Ltd.	14,400	641
*Laox Holdings Co., Ltd.	1,500	2,202
Lasertec Corp.	1,300	285,832
Leopalace21 Corp.	15,000	49,948
Life Corp.	1,100	27,576
Lifedrink Co., Inc.	100	3,196
#*LIFENET INSURANCE Co.	3,400	30,248
LIFULL Co., Ltd.	4,600	4,852
#LIKE, Inc.	200	2,177
Link And Motivation, Inc.	1,600	5,104
Lintec Corp.	3,800	76,065
Lion Corp.	7,500	67,415
Lixil Corp.	8,500	91,663
Loadstar Capital KK	500	10,835
LY Corp.	47,900	116,611
M&A Capital Partners Co., Ltd.	800	10,849
M3, Inc.	14,900	160,159
Mabuchi Motor Co., Ltd.	2,200	34,196
Macnica Holdings, Inc.	4,500	201,258
Macromill, Inc.	1,500	7,035
Maeda Kosen Co., Ltd.	400	8,795
Maezawa Industries, Inc.	100	811
Makino Milling Machine Co., Ltd.	1,200	48,499
Makita Corp.	5,700	166,728
#Management Solutions Co., Ltd.	1,100	12,072
Mandom Corp.	1,500	12,392
Mani, Inc.	2,600	30,235
Maruha Nichiro Corp.	2,600	50,772
MARUKA FURUSATO Corp.	800	12,323

29

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Matching Service Japan Co., Ltd.	700	$5,405
Matsuda Sangyo Co., Ltd.	1,200	20,955
Matsui Securities Co., Ltd.	6,900	35,428
MatsukiyoCocokara & Co.	6,200	88,529
Matsuya Co., Ltd.	800	4,575
Max Co., Ltd.	700	15,702
Mazda Motor Corp.	27,100	310,669
McDonald’s Holdings Co Japan, Ltd.	1,500	66,152
MCJ Co., Ltd.	2,800	24,572
Mebuki Financial Group, Inc.	18,000	63,906
MEC Co., Ltd.	100	2,643
Media Do Co., Ltd.	100	866
Medical Data Vision Co., Ltd.	1,100	4,082
Medical System Network Co., Ltd.	1,800	7,252
Medipal Holdings Corp.	17,500	274,680
*Medley, Inc.	700	16,281
MedPeer, Inc.	1,000	4,385
Megachips Corp.	600	14,069
Megmilk Snow Brand Co., Ltd.	5,000	80,895
Meidensha Corp.	5,400	120,446
MEIJI Holdings Co., Ltd.	3,100	69,441
MEITEC Group Holdings, Inc.	2,000	37,512
Meiwa Corp.	1,400	5,952
Meiwa Estate Co., Ltd.	300	1,874
Menicon Co., Ltd.	3,000	29,149
*Mercari, Inc.	5,674	66,434
METAWATER Co., Ltd.	700	8,736
Micronics Japan Co., Ltd.	1,400	59,429
Mie Kotsu Group Holdings, Inc.	1,400	5,285
Milbon Co., Ltd.	1,600	31,590
MIMAKI ENGINEERING Co., Ltd.	600	4,697
MINEBEA MITSUMI, Inc.	7,500	142,098
Ministop Co., Ltd.	300	2,945
MIRAIT ONE Corp.	4,100	50,232
Mirarth Holdings, Inc.	10,600	32,602
Miroku Jyoho Service Co., Ltd.	1,100	11,876
MISUMI Group, Inc.	9,700	159,216
Mitani Corp.	100	1,059
Mitsuba Corp.	1,400	12,962
Mitsubishi Chemical Group Corp.	36,900	216,079
Mitsubishi Electric Corp.	28,800	507,498
Mitsubishi Estate Co., Ltd.	13,600	251,319
Mitsubishi Gas Chemical Co., Inc.	7,500	133,186
Mitsubishi Heavy Industries, Ltd.	57,000	513,440
Mitsubishi Logisnext Co., Ltd.	3,200	31,865
Mitsubishi Logistics Corp.	4,600	153,143
Mitsubishi Motors Corp.	42,600	134,921
Mitsubishi Paper Mills, Ltd.	200	732
Mitsubishi Research Institute, Inc.	100	3,120
Mitsubishi Shokuhin Co., Ltd.	800	28,418
Mitsubishi UFJ Financial Group, Inc.	130,400	1,308,848
Mitsuboshi Belting, Ltd.	500	15,394
Mitsui Chemicals, Inc.	5,700	163,142
Mitsui DM Sugar Holdings Co., Ltd.	600	11,686
#Mitsui E&S Co., Ltd.	20,200	220,016
Mitsui Fudosan Co., Ltd.	31,900	326,977
Mitsui Mining & Smelting Co., Ltd.	2,600	82,082
Mitsui-Soko Holdings Co., Ltd.	1,700	50,234

30

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Mitsuuroko Group Holdings Co., Ltd.	2,400	$20,635
Miura Co., Ltd.	2,200	34,909
Mizuho Financial Group, Inc.	16,200	314,189
Mizuho Medy Co., Ltd.	300	6,348
Mizuno Corp.	1,000	48,740
Mochida Pharmaceutical Co., Ltd.	1,400	28,380
Modec, Inc.	1,700	33,759
Monex Group, Inc.	9,100	47,418
#MonotaRO Co., Ltd.	10,900	132,367
Morinaga & Co., Ltd.	2,200	35,622
Morinaga Milk Industry Co., Ltd.	2,400	47,080
Moriroku Holdings Co., Ltd.	600	10,333
Morita Holdings Corp.	1,500	17,739
Morito Co., Ltd.	500	4,899
MrMax Holdings, Ltd.	100	416
MS&AD Insurance Group Holdings, Inc.	23,200	419,654
Mugen Estate Co., Ltd.	1,200	10,622
m-up Holdings, Inc.	1,600	10,666
Nabtesco Corp.	5,600	93,235
Nachi-Fujikoshi Corp.	600	13,021
Nagano Keiki Co., Ltd.	400	6,078
Nagase & Co., Ltd.	8,400	145,698
Nagoya Railroad Co., Ltd.	5,900	77,141
Nakabayashi Co., Ltd.	100	332
Nakanishi, Inc.	2,000	30,795
#Namura Shipbuilding Co., Ltd.	3,100	38,867
Nankai Electric Railway Co., Ltd.	3,100	54,124
Nanto Bank, Ltd. (The)	1,300	25,114
NEC Corp.	6,600	482,318
NEC Networks & System Integration Corp.	4,900	81,612
NET One Systems Co., Ltd.	5,300	89,032
*Net Protections Holdings, Inc.	1,500	2,107
Nexon Co., Ltd.	7,600	119,362
#Nextage Co., Ltd.	2,600	46,064
NHK Spring Co., Ltd.	14,100	143,585
Nichias Corp.	1,100	30,337
Nichiden Corp.	600	9,684
NIDEC Corp.	2,600	121,817
Nifco, Inc.	5,700	138,439
Nihon Chouzai Co., Ltd.	100	978
Nihon House Holdings Co., Ltd.	600	1,190
Nihon Kohden Corp.	3,100	84,708
Nihon M&A Center Holdings, Inc.	33,000	182,002
Nikkiso Co., Ltd.	6,000	48,156
Nikko Co., Ltd.	200	946
Nikkon Holdings Co., Ltd.	1,000	19,699
Nikon Corp.	6,600	68,825
Nintendo Co., Ltd.	35,600	1,746,462
Nippn Corp.	1,600	24,758
Nippon Carbide Industries Co., Inc.	700	8,029
Nippon Chemical Industrial Co., Ltd.	200	3,081
NIPPON EXPRESS HOLDINGS, Inc.	4,800	246,032
Nippon Gas Co., Ltd.	9,900	161,556
Nippon Kayaku Co., Ltd.	5,800	47,398
Nippon Light Metal Holdings Co., Ltd.	9,500	113,253
Nippon Paint Holdings Co., Ltd.	19,000	122,610
Nippon Parking Development Co., Ltd.	6,200	7,643
Nippon Pillar Packing Co., Ltd.	1,800	71,833

31

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nippon Road Co., Ltd. (The)	1,100	$13,253
Nippon Shinyaku Co., Ltd.	1,800	49,917
Nippon Shokubai Co., Ltd.	2,800	26,698
Nippon Signal Company, Ltd.	2,000	12,976
Nippon Soda Co., Ltd.	1,300	47,831
Nippon Telegraph & Telephone Corp.	408,800	443,701
Nippon Thompson Co., Ltd.	1,900	7,908
Nishimatsu Construction Co., Ltd.	900	26,125
Nishimatsuya Chain Co., Ltd.	3,100	43,299
Nishi-Nippon Railroad Co., Ltd.	1,600	24,986
Nishio Holdings Co., Ltd.	500	12,805
Nissan Chemical Corp.	3,200	109,849
Nissan Motor Co., Ltd.	58,200	215,136
Nisshin Oillio Group, Ltd. (The)	1,200	38,585
Nisshin Seifun Group, Inc.	6,200	81,004
Nisshinbo Holdings, Inc.	3,400	25,884
Nissin Corp.	500	9,913
Nisso Holdings Co., Ltd.	1,800	9,494
Nissui Corp.	16,100	97,021
Nitori Holdings Co., Ltd.	600	81,003
Nitta Gelatin, Inc.	400	1,822
Nitto Denko Corp.	5,400	448,499
Nitto Kogyo Corp.	1,400	37,721
Nitto Seiko Co., Ltd.	1,000	3,921
Nittoc Construction Co., Ltd.	700	5,075
Nittoku Co., Ltd.	500	6,212
Noevir Holdings Co., Ltd.	1,000	33,171
Nojima Corp.	3,700	44,321
Nomura Holdings, Inc.	16,100	92,079
#Nomura Holdings, Inc., Sponsored ADR	35,200	200,992
#Nomura Micro Science Co., Ltd.	1,500	48,899
Nomura Real Estate Holdings, Inc.	2,600	73,242
Nomura Research Institute, Ltd.	24,700	601,941
Noritake Co., Ltd.	800	21,148
Noritz Corp.	2,600	29,475
NPR-RIKEN Corp.	1,100	20,320
#NS Solutions Corp.	1,300	42,544
NSD Co., Ltd.	3,000	58,908
NSK, Ltd.	9,100	50,200
NTN Corp.	12,600	25,142
NTT Data Group Corp.	14,600	229,533
Oat Agrio Co., Ltd.	400	5,099
Obayashi Corp.	15,200	170,193
OBIC Business Consultants Co., Ltd.	300	12,365
Obic Co., Ltd.	2,100	271,700
Odakyu Electric Railway Co., Ltd.	5,100	57,525
Oenon Holdings, Inc.	2,200	5,005
#Ohba Co., Ltd.	300	2,148
Oiles Corp.	800	12,140
#*Oisix ra daichi, Inc.	3,900	29,789
Okabe Co., Ltd.	400	2,044
Okamoto Industries, Inc.	200	6,304
Okamura Corp.	1,100	16,720
Okasan Securities Group, Inc.	29,900	143,833
Oki Electric Industry Co., Ltd.	3,700	26,592
OKUMA Corp.	1,500	67,753
Okumura Corp.	1,500	47,040
Okura Industrial Co., Ltd.	500	9,961

32

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Okuwa Co., Ltd.	2,000	$11,998
Olympus Corp.	13,300	185,979
Omron Corp.	700	24,287
Ono Pharmaceutical Co., Ltd.	14,200	205,377
Onoken Co., Ltd.	1,500	17,634
Onward Holdings Co., Ltd.	7,600	29,315
Open House Group Co., Ltd.	8,000	244,934
Open Up Group, Inc.	4,900	62,587
Optex Group Co., Ltd.	900	10,621
Optorun Co., Ltd.	1,300	16,175
Oracle Corp.	800	60,471
Organo Corp.	1,500	70,060
Oriental Land Co., Ltd.	12,400	343,716
Oriental Shiraishi Corp.	8,400	20,231
Osaka Gas Co., Ltd.	9,700	215,741
#Osaka Organic Chemical Industry, Ltd.	1,000	20,907
Osaki Electric Co., Ltd.	1,000	4,385
OSG Corp.	5,000	64,849
Otsuka Corp.	7,700	154,034
Otsuka Holdings Co., Ltd.	2,600	111,392
Pacific Industrial Co., Ltd.	2,100	21,699
PAL GROUP Holdings Co., Ltd.	2,200	26,562
PALTAC Corp.	2,300	69,644
Pan Pacific International Holdings Corp.	12,500	295,968
Panasonic Holdings Corp.	19,100	167,739
Paramount Bed Holdings Co., Ltd.	900	15,413
*Park24 Co., Ltd.	2,200	23,794
#Pasona Group, Inc.	3,400	47,987
Penta-Ocean Construction Co., Ltd.	11,300	56,886
*PeptiDream, Inc.	2,800	35,978
Persol Holdings Co., Ltd.	194,500	270,927
#Pharma Foods International Co., Ltd.	400	2,143
#PHC Holdings Corp.	1,600	11,591
#Pigeon Corp.	9,600	87,694
Pilot Corp.	2,200	59,066
Plus Alpha Consulting Co., Ltd.	1,600	20,589
#Pola Orbis Holdings, Inc.	3,901	35,870
Pole To Win Holdings, Inc.	1,500	4,737
Press Kogyo Co., Ltd.	3,400	16,831
Pressance Corp.	2,100	24,421
Prestige International, Inc.	7,900	33,936
Procrea Holdings, Inc.	1,600	18,810
Proto Corp.	900	8,007
PS Mitsubishi Construction Co., Ltd.	230	1,456
Qol Holdings Co., Ltd.	5,600	63,272
Quick Co., Ltd.	900	13,366
Raccoon Holdings, Inc.	400	1,711
Raito Kogyo Co., Ltd.	2,600	33,920
Raiznext Corp.	400	5,160
#*Raksul, Inc.	4,800	27,574
Rakus Co., Ltd.	5,500	56,428
*Rakuten Group, Inc.	20,600	99,947
Rasa Industries, Ltd.	600	10,741
Raysum Co., Ltd.	500	11,581
Recruit Holdings Co., Ltd.	50,300	2,206,149
Relo Group, Inc.	9,200	80,591
Remixpoint, Inc.	1,200	1,182
Renesas Electronics Corp.	6,600	110,241

33

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Rengo Co., Ltd.	17,700	$133,286
#*RENOVA, Inc.	4,100	38,768
Resonac Holdings Corp.	9,500	206,825
Restar Corp.	800	15,236
Retail Partners Co., Ltd.	1,100	11,799
Rheon Automatic Machinery Co., Ltd.	700	6,686
Ricoh Co., Ltd.	11,100	96,388
Riken Keiki Co., Ltd.	800	19,826
Riken Technos Corp.	1,800	11,553
Riken Vitamin Co., Ltd.	1,500	25,937
Rinnai Corp.	2,200	47,882
Rion Co., Ltd.	400	8,070
Rohto Pharmaceutical Co., Ltd.	22,300	436,888
Roland Corp.	600	16,338
Roland DG Corp.	300	10,619
Rorze Corp.	300	53,284
RYODEN Corp.	800	13,492
Ryohin Keikaku Co., Ltd.	14,600	237,094
*Ryoyo Ryosan Holdings, Inc.	2,244	39,642
Sac’s Bar Holdings, Inc.	600	3,256
Saibu Gas Holdings Co., Ltd.	1,200	14,984
Saizeriya Co., Ltd.	800	27,096
Sakai Chemical Industry Co., Ltd.	800	10,452
Sakai Moving Service Co., Ltd.	700	12,388
Sakata INX Corp.	5,600	57,151
#Sakura Internet, Inc.	400	15,022
#Sala Corp.	1,700	8,513
SAMTY Co., Ltd.	3,000	51,358
San ju San Financial Group, Inc.	200	2,652
San-A Co., Ltd.	1,000	30,089
San-Ai Obbli Co., Ltd.	4,200	55,354
Sangetsu Corp.	3,600	76,751
*Sanix, Inc.	700	1,508
Sanken Electric Co., Ltd.	500	22,098
Sanki Engineering Co., Ltd.	5,900	83,121
Sanko Gosei, Ltd.	600	2,589
Sankyo Co., Ltd.	9,400	102,533
Sankyo Tateyama, Inc.	600	3,104
Sankyu, Inc.	3,300	114,729
Sanoh Industrial Co., Ltd.	1,600	11,550
Sanrio Co., Ltd.	6,300	106,872
Sansei Technologies, Inc.	200	1,573
Sansha Electric Manufacturing Co., Ltd.	500	4,899
Santen Pharmaceutical Co., Ltd.	19,100	185,034
Sanwa Holdings Corp.	11,400	187,664
Sanyo Denki Co., Ltd.	800	37,874
Sanyo Special Steel Co., Ltd.	1,000	13,624
Sanyo Trading Co., Ltd.	2,800	26,654
Sapporo Holdings, Ltd.	2,300	83,324
Sato Holdings Corp.	2,000	27,846
Satori Electric Co., Ltd.	300	4,385
Sawai Group Holdings Co., Ltd.	1,100	41,116
SB Technology Corp.	600	11,221
SBI Global Asset Management Co., Ltd.	400	1,657
SBI Holdings, Inc.	6,000	146,869
SBS Holdings, Inc.	1,300	22,478
SCREEN Holdings Co., Ltd.	1,200	126,508
Scroll Corp.	1,500	8,951

34

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
SCSK Corp.	6,000	$109,637
Secom Co., Ltd.	1,600	111,639
Sega Sammy Holdings, Inc.	8,200	108,124
Seibu Holdings, Inc.	6,400	100,007
Seika Corp.	600	15,537
Seikitokyu Kogyo Co., Ltd.	800	9,095
Seiko Epson Corp.	5,000	82,738
Seiko Group Corp.	900	23,878
Seino Holdings Co., Ltd.	2,500	33,600
Sekisui House, Ltd.	15,900	366,367
Senko Group Holdings Co., Ltd.	3,400	24,998
Senshu Electric Co., Ltd.	1,200	41,941
*Senshukai Co., Ltd.	800	1,586
Seria Co., Ltd.	2,200	37,649
Seven & i Holdings Co., Ltd.	54,500	706,510
Seven Bank, Ltd.	37,200	66,616
SG Holdings Co., Ltd.	12,100	141,826
Shibaura Machine Co., Ltd.	1,900	42,802
Shibaura Mechatronics Corp.	700	27,268
Shibuya Corp.	800	17,971
*SHIFT, Inc.	900	83,958
Shiga Bank, Ltd. (The)	1,100	28,520
Shikoku Bank, Ltd. (The)	1,000	7,232
Shima Seiki Manufacturing, Ltd.	600	5,372
Shimadzu Corp.	8,200	224,638
Shimano, Inc.	1,000	164,045
Shimizu Corp.	13,400	83,236
Shin Nippon Air Technologies Co., Ltd.	300	7,635
Shinagawa Refractories Co., Ltd.	2,800	34,305
Shin-Etsu Chemical Co., Ltd.	36,700	1,444,772
Shin-Etsu Polymer Co., Ltd.	1,800	17,684
Shinko Shoji Co., Ltd.	1,300	8,616
Shinmaywa Industries, Ltd.	11,100	84,926
Shinnihonseiyaku Co., Ltd.	600	6,528
Shinwa Co., Ltd.	600	10,710
Shionogi & Co., Ltd.	2,300	107,776
Ship Healthcare Holdings, Inc.	4,700	70,247
Shiseido Co., Ltd.	9,658	258,688
Shizuoka Financial Group, Inc.	4,700	43,979
Shizuoka Gas Co., Ltd.	4,400	27,010
SHO-BOND Holdings Co., Ltd.	1,900	73,638
Shoei Co., Ltd.	2,000	25,787
Shoei Foods Corp.	200	5,484
SIGMAXYZ Holdings, Inc.	2,700	27,092
Siix Corp.	1,200	12,468
Simplex Holdings, Inc.	1,500	24,478
Sinfonia Technology Co., Ltd.	1,800	38,490
SKY Perfect JSAT Holdings, Inc.	10,200	60,280
SMC Corp.	300	159,222
SMS Co., Ltd.	4,200	58,690
*Snow Peak, Inc.	900	7,115
Socionext, Inc.	7,200	214,630
Soda Nikka Co., Ltd.	700	4,991
Sodick Co., Ltd.	3,500	16,281
SoftBank Corp.	65,700	797,844
Softcreate Holdings Corp.	1,100	12,981
Software Service, Inc.	200	17,221
Sohgo Security Services Co., Ltd.	17,000	94,806

35

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sompo Holdings, Inc.	10,100	$200,248
Sony Group Corp.	26,200	2,178,547
Sotetsu Holdings, Inc.	1,200	19,201
Sparx Group Co., Ltd.	1,200	13,917
S-Pool, Inc.	5,500	10,660
Square Enix Holdings Co., Ltd.	1,900	69,038
*SRE Holdings Corp.	900	22,305
SRS Holdings Co., Ltd.	700	5,062
Star Mica Holdings Co., Ltd.	1,100	4,474
Star Micronics Co., Ltd.	3,100	36,936
Starts Corp., Inc.	1,700	38,566
Stella Chemifa Corp.	100	2,440
Strike Co., Ltd.	500	14,139
Subaru Corp.	26,300	590,294
Sugi Holdings Co., Ltd.	6,382	94,129
Sumitomo Bakelite Co., Ltd.	2,700	77,552
Sumitomo Chemical Co., Ltd.	59,400	127,319
Sumitomo Electric Industries, Ltd.	2,000	31,023
#Sumitomo Forestry Co., Ltd.	3,600	111,753
Sumitomo Heavy Industries, Ltd.	5,400	151,364
Sumitomo Metal Mining Co., Ltd.	5,100	172,220
Sumitomo Mitsui Construction Co., Ltd.	11,600	29,928
Sumitomo Mitsui Financial Group, Inc.	5,200	296,737
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	34,500	390,540
Sumitomo Mitsui Trust Holdings, Inc.	13,000	274,102
*Sumitomo Pharma Co., Ltd.	10,200	25,862
Sumitomo Realty & Development Co., Ltd.	7,900	275,708
Sumitomo Seika Chemicals Co., Ltd.	400	12,786
Sumitomo Warehouse Co., Ltd. (The)	1,800	29,900
Sun Frontier Fudousan Co., Ltd.	2,400	29,968
*Sun*, Inc.	200	1,181
Sundrug Co., Ltd.	3,900	113,755
Suntory Beverage & Food, Ltd.	3,000	97,722
Suzuken Co., Ltd.	4,800	142,202
Suzuki Motor Corp.	17,600	205,901
SWCC Corp.	2,500	66,327
*SymBio Pharmaceuticals, Ltd.	600	663
Sysmex Corp.	14,100	227,003
Systena Corp.	20,900	34,930
Syuppin Co., Ltd.	1,800	13,303
T Hasegawa Co., Ltd.	1,400	27,446
T&D Holdings, Inc.	9,100	149,021
Tachi-S Co., Ltd., Class S	2,800	35,639
Tadano, Ltd.	4,000	32,307
Taikisha, Ltd.	800	23,665
Taisei Corp.	2,600	95,366
Taiyo Holdings Co., Ltd.	3,500	71,839
Takamatsu Construction Group Co., Ltd.	1,300	21,991
Takamiya Co., Ltd.	100	339
Takaoka Toko Co., Ltd.	700	9,857
Takara Bio, Inc.	2,000	12,989
Takara Holdings, Inc.	7,200	47,424
Takasago International Corp.	600	13,383
Takasago Thermal Engineering Co., Ltd.	2,500	84,040
#Takashima & Co., Ltd.	1,000	7,562
Takashimaya Co., Ltd.	4,600	65,332
Takatori Corp.	200	5,179
Takeda Pharmaceutical Co., Ltd.	30,300	799,643

36

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Takeuchi Manufacturing Co., Ltd.	3,100	$118,591
Takuma Co., Ltd.	1,700	21,368
#Tama Home Co., Ltd.	600	16,643
#Tanaka Chemical Corp.	900	5,525
Tanseisha Co., Ltd.	1,000	5,605
*TASUKI Holdings, Inc.	300	1,182
#*Tatsuta Electric Wire and Cable Co., Ltd.	300	1,357
Tayca Corp.	200	1,901
#Tazmo Co., Ltd.	500	12,042
TDC Soft, Inc.	1,400	10,338
TechMatrix Corp.	3,300	35,293
TechnoPro Holdings, Inc.	7,600	130,397
Tecnos Japan, Inc.	800	3,020
Teijin, Ltd.	12,600	123,306
Tekken Corp.	900	16,483
#Terasaki Electric Co., Ltd.	200	2,440
Terumo Corp.	7,600	130,084
Tess Holdings Co., Ltd.	5,100	14,033
THK Co., Ltd.	2,500	55,000
TIS, Inc.	5,200	111,557
TKC Corp.	800	18,479
*TKP Corp.	600	5,376
TOA Corp.	2,400	16,700
TOA ROAD Corp.	200	1,650
Tobishima Corp.	1,300	11,351
Tobu Railway Co., Ltd.	2,000	39,844
Tocalo Co., Ltd.	2,700	31,261
Tochigi Bank, Ltd. (The)	6,700	15,157
Toda Corp.	19,200	125,853
Toei Animation Co., Ltd.	2,400	40,004
Toenec Corp.	300	10,333
Toho Co., Ltd.	1,800	60,463
Toho Co., Ltd.	100	2,040
Toho Gas Co., Ltd.	5,700	146,697
Toho Holdings Co., Ltd.	4,900	117,483
#Toho Titanium Co., Ltd.	500	4,340
#*Toho Zinc Co., Ltd.	400	2,654
Tokai Corp.	100	1,337
TOKAI Holdings Corp.	1,800	11,095
Tokai Rika Co., Ltd.	1,200	16,395
Tokai Tokyo Financial Holdings, Inc.	12,000	44,152
Tokio Marine Holdings, Inc.	35,100	1,113,234
Tokyo Electron Device, Ltd.	2,100	76,599
Tokyo Electron, Ltd.	10,100	2,254,072
Tokyo Gas Co., Ltd.	8,800	197,904
Tokyo Keiki, Inc.	500	8,232
Tokyo Ohka Kogyo Co., Ltd.	4,400	118,161
Tokyo Seimitsu Co., Ltd.	2,100	140,120
Tokyo Steel Manufacturing Co., Ltd.	700	7,460
Tokyo Tatemono Co., Ltd.	10,100	168,927
Tokyu Construction Co., Ltd.	17,500	94,525
Tokyu Corp.	7,000	83,116
Tokyu Fudosan Holdings Corp.	32,400	238,936
Toli Corp.	2,100	5,325
Tomoe Engineering Co., Ltd.	100	2,745
Tomoku Co., Ltd.	400	6,591
TOMONY Holdings, Inc.	7,600	20,139
Tomy Co., Ltd.	7,000	112,496

37

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Topcon Corp.	12,300	$144,913
Topre Corp.	1,000	16,211
Toray Industries, Inc.	35,700	163,839
Torishima Pump Manufacturing Co., Ltd.	1,400	25,435
Tosei Corp.	5,200	81,619
Toshiba TEC Corp.	1,700	34,353
Totech Corp.	1,500	29,883
Totetsu Kogyo Co., Ltd.	2,700	54,218
TOTO, Ltd.	1,800	49,116
Towa Corp.	1,000	59,098
Towa Pharmaceutical Co., Ltd.	600	10,817
Toyo Construction Co., Ltd.	3,000	24,383
Toyo Engineering Corp.	2,400	14,367
Toyo Gosei Co., Ltd.	300	15,613
Toyo Kanetsu KK	400	11,133
Toyo Machinery & Metal Co., Ltd.	100	473
Toyo Seikan Group Holdings, Ltd.	4,700	72,965
Toyo Suisan Kaisha, Ltd.	400	25,015
Toyobo Co., Ltd.	10,500	74,797
Toyota Boshoku Corp.	5,400	80,057
Toyota Motor Corp.	204,700	4,732,301
Toyota Tsusho Corp.	5,300	339,491
Transaction Co., Ltd.	800	9,100
Transcosmos, Inc.	1,000	21,701
Treasure Factory Co., Ltd.	600	6,295
Trend Micro, Inc.	4,600	228,297
Trusco Nakayama Corp.	1,900	31,537
Tsubaki Nakashima Co., Ltd.	5,000	27,007
Tsubakimoto Chain Co.	500	17,285
#Tsuburaya Fields Holdings, Inc.	3,600	41,407
Tsugami Corp.	6,900	60,027
Tsuruha Holdings, Inc.	2,500	158,342
Tsuzuki Denki Co., Ltd.	700	10,040
UACJ Corp.	1,800	55,362
Uchida Yoko Co., Ltd.	600	26,690
UEX, Ltd.	300	2,129
Ulvac, Inc.	900	54,613
U-Next Holdings Co., Ltd.	1,000	28,119
Unicharm Corp.	4,100	122,376
Unipres Corp.	1,300	9,665
United Arrows, Ltd.	1,700	19,672
#United Super Markets Holdings, Inc.	3,300	18,852
#UNITED, Inc.	1,100	5,837
Urbanet Corp Co., Ltd.	200	541
Ushio, Inc.	6,500	85,936
USS Co., Ltd.	17,200	131,816
UT Group Co., Ltd.	2,800	59,251
V Technology Co., Ltd.	200	3,250
Valor Holdings Co., Ltd.	1,200	18,484
Valqua, Ltd.	1,700	47,857
ValueCommerce Co., Ltd.	1,500	10,352
Vector, Inc.	3,500	29,603
#*Vision, Inc.	2,800	20,622
*Visional, Inc.	1,800	83,386
Vital KSK Holdings, Inc.	2,600	20,372
VT Holdings Co., Ltd.	3,600	11,942
Wacoal Holdings Corp.	3,500	76,732
Wakita & Co., Ltd.	2,300	22,874

38

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Warabeya Nichiyo Holdings Co., Ltd.	600	$9,177
#WATAMI Co., Ltd.	600	3,538
Welcia Holdings Co., Ltd.	4,400	64,924
Wellnet Corp.	600	2,101
West Holdings Corp.	1,700	28,714
West Japan Railway Co.	4,000	76,103
WingArc1st, Inc.	2,600	44,279
#Workman Co., Ltd.	1,000	24,783
World Co., Ltd.	2,200	29,121
World Holdings Co., Ltd.	500	7,543
Xebio Holdings Co., Ltd.	1,700	10,933
YAC Holdings Co., Ltd.	100	1,498
Yahagi Construction Co., Ltd.	1,000	9,437
Yakult Honsha Co., Ltd.	4,900	96,091
YAKUODO Holdings Co., Ltd.	1,300	23,668
YAMABIKO Corp.	2,200	29,233
Yamada Holdings Co., Ltd.	19,500	55,849
Yamae Group Holdings Co., Ltd.	1,200	19,842
Yamaha Corp.	3,301	69,999
Yamaha Motor Co., Ltd.	24,800	232,611
Yamashin-Filter Corp.	1,600	4,372
Yamato Holdings Co., Ltd.	3,100	41,113
Yamazaki Baking Co., Ltd.	1,400	33,922
Yamazen Corp.	9,000	79,325
Yaoko Co., Ltd.	1,200	65,138
Yaskawa Electric Corp.	6,400	267,607
Yellow Hat, Ltd.	2,400	31,280
Yokogawa Bridge Holdings Corp.	3,800	69,280
Yokogawa Electric Corp.	4,400	98,169
Yokorei Co., Ltd.	2,000	13,243
Yokowo Co., Ltd.	800	8,536
#Yondoshi Holdings, Inc.	700	8,434
Yonex Co., Ltd.	5,300	42,470
Yoshinoya Holdings Co., Ltd.	2,300	42,225
Yuasa Trading Co., Ltd.	700	25,666
Yurtec Corp.	3,600	33,560
Zenrin Co., Ltd.	1,700	9,647
Zeon Corp.	11,900	119,026
ZIGExN Co., Ltd.	7,800	26,320
Zojirushi Corp.	800	7,844
ZOZO, Inc.	4,600	99,533
#Zuiko Corp.	1,000	6,437

TOTAL JAPAN		86,724,292

NETHERLANDS — (5.5%)
Aalberts NV	3,172	152,354
ΩABN AMRO Bank NV	18,115	292,287
Acomo NV	1,384	25,838
*ΩAdyen NV	297	358,916
*Aegon, Ltd., Registered	81,755	504,428
Akzo Nobel NV	9,924	659,386
#*ΩAlfen N.V.	1,103	48,072
Allfunds Group PLC	30,071	190,992
AMG Critical Materials NV	1,202	28,429
APERAM SA	3,501	102,721
Arcadis NV	3,969	246,781
ASM International NV	1,290	820,983
ASML Holding NV	1,084	965,160
ASML Holding NV, Sponsored NYS	8,447	7,369,754

39

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
ASR Nederland NV	11,283	$566,666
#*Avantium N.V.	559	1,539
ΩB&S Group Sarl	336	1,814
#*ΩBasic-Fit NV	738	16,303
BE Semiconductor Industries NV	2,352	315,619
Brunel International NV	1,165	12,681
Coca-Cola Europacific Partners PLC	4,360	313,750
Corbion NV	2,644	58,069
*ΩCTP NV	5,261	89,781
#*Ebusco Holding NV	96	289
Flow Traders, Ltd.	1,484	30,609
ForFarmers NV	957	2,476
Fugro NV	4,205	102,784
Heineken NV	1,948	190,170
*IMCD NV	3,937	598,824
ING Groep NV	60,732	965,109
*InPost SA	12,504	202,288
JDE Peet’s NV	1,990	44,301
*Kendrion NV	102	1,429
Koninklijke Ahold Delhaize NV	26,811	815,313
*Koninklijke BAM Groep NV	16,813	68,925
*Koninklijke Heijmans N.V	40	755
Koninklijke KPN NV	184,807	673,441
*Koninklijke Philips NV	470	12,689
*Koninklijke Philips NV, Sponsored NYS	26,534	704,478
Koninklijke Vopak NV	2,379	94,933
Nedap NV	4	266
*NN Group NV	14,805	686,245
#*Pharming Group NV	10,835	10,155
*PostNL NV	12,489	16,893
*Prosus NV	23,775	801,033
Randstad NV	7,425	374,731
SBM Offshore NV	14,010	208,975
#*SIF Holding NV	158	1,713
ΩSignify NV	4,485	123,535
Sligro Food Group NV	1,218	18,571
*TKH Group NV	2,069	89,731
#*TomTom NV	4,482	26,933
Universal Music Group NV	20,599	610,109
Van Lanschot Kempen NV	1,789	63,795
Wolters Kluwer NV	16,361	2,462,294

TOTAL NETHERLANDS		23,146,115

NEW ZEALAND — (0.2%)
*Arvida Group, Ltd.	761	486
Auckland International Airport, Ltd.	20,168	93,685
Briscoe Group, Ltd.	36	95
Chorus, Ltd.	20,992	89,439
Colonial Motor Co., Ltd. (The)	12	58
Comvita, Ltd.	40	49
Contact Energy, Ltd.	6,062	31,101
Delegat Group, Ltd.	44	172
#EBOS Group, Ltd.	3,897	80,850
Fisher & Paykel Healthcare Corp., Ltd.	10,558	177,872
Freightways Group, Ltd.	10,450	51,944
*Gentrack Group, Ltd.	136	659
Hallenstein Glasson Holdings, Ltd.	88	315
Heartland Group Holdings, Ltd.	33,279	20,874
Infratil, Ltd.	6,223	40,213

40

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
KMD Brands, Ltd.	2,149	$687
Mainfreight, Ltd.	893	35,933
Manawa Energy, Ltd.	4,182	10,790
Mercury NZ, Ltd.	11,216	42,344
Meridian Energy, Ltd.	20,633	73,258
Napier Port Holdings, Ltd.	60	82
NZME, Ltd.	300	155
NZX, Ltd.	34,914	24,173
*Oceania Healthcare, Ltd.	694	247
Port of Tauranga, Ltd.	1,378	3,996
Rakon, Ltd.	2	1
*Ryman Healthcare, Ltd.	13,113	31,582
*Serko, Ltd.	346	762
Skellerup Holdings, Ltd.	9,933	26,450
SKY Network Television, Ltd.	236	406
SKYCITY Entertainment Group, Ltd.	19,495	20,534
Spark New Zealand, Ltd.	36,516	103,072
*Summerset Group Holdings, Ltd.	10,417	68,423
*TOWER, Ltd.	592	287
Vector, Ltd.	6,790	14,987
Warehouse Group, Ltd. (The)	260	218

TOTAL NEW ZEALAND		1,046,199

NORWAY — (0.6%)
2020 Bulkers, Ltd.	679	10,583
*Adevinta ASA	6,263	64,134
AF Gruppen ASA	887	11,486
*Aker Carbon Capture ASA	8,951	5,670
Aker Solutions ASA	19,560	74,360
*AKVA Group ASA	12	72
*ArcticZymes Technologies ASA	20	47
Atea ASA	3,660	47,063
*ΩAutoStore Holdings, Ltd.	6,652	9,611
Borregaard ASA	3,658	62,893
Bouvet ASA	4,678	25,768
*Cadeler A/S	3,062	14,599
Carasent ASA	76	128
*Cloudberry Clean Energy ASA	12,046	9,866
*ΩCrayon Group Holding ASA	1,721	12,829
DNB Bank ASA	19,737	345,936
ΩElmera Group ASA	3,466	10,391
Elopak ASA	5,141	15,645
*ΩEntra ASA	3,038	28,147
ΩEuropris ASA	12,497	79,219
Gjensidige Forsikring ASA	3,965	63,982
Grieg Seafood ASA	1,969	12,802
*Hexagon Composites ASA	1,800	2,727
ΩKid ASA	1,430	19,034
Kitron ASA	7,892	20,496
*Kongsberg Automotive ASA	4,861	788
Kongsberg Gruppen ASA	2,487	176,518
Leroy Seafood Group ASA	3,788	16,829
*LINK Mobility Group Holding ASA	10,154	17,971
Medistim ASA	12	197
*MORROW BANK ASA	192	70
Mowi ASA	4,809	85,092
ΩMulticonsult ASA	24	306
#*NEL ASA	17,271	8,181
*Nordic Semiconductor ASA	2,505	27,936

41

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Norsk Hydro ASA	10,225	$63,617
*Northern Ocean, Ltd.	93	71
#*Nykode Therapeutics ASA	3,384	4,085
Odfjell Drilling, Ltd.	5,288	24,449
ΩOkeanis Eco Tankers Corp.	312	9,720
Olav Thon Eiendomsselskap ASA	499	9,958
Orkla ASA	8,667	59,324
Pareto Bank ASA	2,005	10,501
Pexip Holding ASA	726	1,741
*PGS ASA	23,543	18,304
*PhotoCure ASA	8	40
Protector Forsikring ASA	4,437	90,550
Rana Gruber ASA	825	6,205
Salmar ASA	1,420	89,951
*ΩScatec ASA	8,887	65,444
Schibsted ASA, Class A	868	24,909
Schibsted ASA, Class B	3,576	100,491
Selvaag Bolig ASA	88	279
#*ΩShelf Drilling, Ltd.	2,351	3,979
Sparebank 1 Oestlandet	3,033	36,700
SpareBank 1 Sorost-Norge	5,355	33,124
SpareBank 1 SR-Bank ASA	6,001	73,047
Sparebanken More	2,510	19,248
Storebrand ASA	29,216	282,025
*Subsea 7 SA	6,340	103,165
TGS ASA	2,417	27,762
TOMRA Systems ASA	4,310	53,592
Veidekke ASA	6,089	63,891
#*Volue ASA	44	114
#*Zaptec ASA	172	209

TOTAL NORWAY		2,557,871

PORTUGAL — (0.1%)
Altri SGPS SA	3,297	18,244
Corticeira Amorim SGPS SA	1,797	18,407
CTT-Correios de Portugal SA	2,484	11,713
*EDP - Energias de Portugal SA	20,987	79,125
*EDP Renovaveis SA	8,182	112,595
*Greenvolt-Energias Renovaveis SA	2,093	18,579
Jeronimo Martins SGPS SA	8,323	172,204
Mota-Engil SGPS SA	1,705	7,424
Navigator Co. SA (The)	7,844	34,824
NOS SGPS SA	10,268	35,572
REN - Redes Energeticas Nacionais SGPS SA	17,409	42,162
Sonae SGPS SA	35,422	35,602

TOTAL PORTUGAL		586,451

SINGAPORE — (0.7%)
AEM Holdings, Ltd.	1,600	2,769
*Avarga, Ltd.	700	100
Aztech Global, Ltd.	5,100	3,441
*Best World International, Ltd.	10,200	18,324
BRC Asia, Ltd.	100	152
Bukit Sembawang Estates, Ltd.	400	983
Centurion Corp., Ltd.	400	145
China Aviation Oil Singapore Corp., Ltd.	7,800	5,319
China Sunsine Chemical Holdings, Ltd.	700	213
City Developments, Ltd.	34,000	153,327
Civmec, Ltd.	500	286

42

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
CSE Global, Ltd.	10,000	$3,116
DBS Group Holdings, Ltd.	35,300	903,369
Dyna-Mac Holdings, Ltd.	35,800	10,369
*Far East Orchard, Ltd.	400	296
Food Empire Holdings, Ltd.	3,700	3,473
Frasers Property, Ltd.	900	528
Frencken Group, Ltd.	13,000	13,917
Fu Yu Corp., Ltd.	2,800	261
*Gallant Venture, Ltd.	2,400	225
Genting Singapore, Ltd.	70,400	47,235
Great Eastern Holdings, Ltd.	2,500	33,511
GuocoLand, Ltd.	200	220
Ho Bee Land, Ltd.	400	566
Hongkong Land Holdings, Ltd.	25,100	80,571
Hour Glass, Ltd. (The)	1,600	1,877
iFAST Corp., Ltd.	6,500	35,127
*ISDN Holdings, Ltd.	11,921	2,666
Keppel, Ltd.	21,700	109,475
Micro-Mechanics Holdings, Ltd.	100	103
NETLINK NBN TRUST	94,800	59,435
*Oceanus Group, Ltd.	15,400	102
OUE, Ltd.	300	233
Oversea-Chinese Banking Corp., Ltd.	46,500	485,885
*Oxley Holdings, Ltd.	1,400	88
Pan-United Corp., Ltd.	400	132
Propnex, Ltd.	5,800	3,764
Q&M Dental Group Singapore, Ltd.	400	72
Raffles Medical Group, Ltd.	18,300	13,419
*SATS, Ltd.	9,113	16,839
*Seatrium, Ltd.	709,100	50,956
Sheng Siong Group, Ltd.	21,000	23,868
SIA Engineering Co., Ltd.	2,900	4,806
Silverlake Axis, Ltd.	1,600	305
Singapore Exchange, Ltd.	17,300	118,737
Singapore Land Group, Ltd.	400	528
Singapore Technologies Engineering, Ltd.	42,000	124,114
StarHub, Ltd.	25,600	21,963
Tai Sin Electric, Ltd.	1,000	286
Thomson Medical Group, Ltd.	2,500	93
UMS Holdings, Ltd.	58,700	58,108
United Overseas Bank, Ltd.	11,900	265,269
UOL Group, Ltd.	21,700	93,245
Valuetronics Holdings, Ltd.	8,700	3,764
Venture Corp., Ltd.	6,600	70,271
Vicom, Ltd.	100	103
Wing Tai Holdings, Ltd.	40,400	43,548

TOTAL SINGAPORE		2,891,897

SPAIN — (2.8%)
Acciona SA	1,015	117,971
Acerinox SA	8,961	96,966
*ACS Actividades de Construccion y Servicios SA	9,621	386,590
ΩAedas Homes SA	466	9,338
ΩAena SME SA	1,255	230,273
*Almirall SA	2,963	27,152
Amadeus IT Group SA	20,126	1,286,026
*Amper SA	1,350	149
Applus Services SA	7,990	108,330
Atresmedia Corp. de Medios de Comunicacion SA	5,756	29,050

43

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
*Audax Renovables SA	12,528	$22,719
Banco Bilbao Vizcaya Argentaria SA	33,366	363,011
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	35,519	380,408
Banco de Sabadell SA	352,381	676,707
#Banco Santander SA	174,835	854,892
Banco Santander SA, Sponsored ADR	92,572	444,346
Bankinter SA	44,161	350,368
CaixaBank SA	183,569	971,989
ΩCellnex Telecom SA	8,220	272,907
Construcciones y Auxiliar de Ferrocarriles SA	1,152	39,602
Corp. ACCIONA Energias Renovables SA	3,299	67,234
*Duro Felguera SA	156	91
*eDreams ODIGEO SA	4,136	28,215
Elecnor SA	2,288	49,418
Enagas SA	5,218	76,772
Ence Energia y Celulosa SA	9,174	32,842
Endesa SA	5,595	102,300
Ercros SA	346	1,302
Faes Farma SA	11,885	43,271
*Ferrovial SE	3,090	111,675
Fluidra SA	3,702	78,772
ΩGestamp Automocion SA	4,854	14,636
ΩGlobal Dominion Access SA	6,842	25,715
*Grenergy Renovables SA	312	9,158
*Grifols SA	2,650	24,499
Grupo Catalana Occidente SA	2,836	110,076
Grupo Empresarial San Jose SA	24	104
*Iberdrola SA	66,846	822,683
Indra Sistemas SA	10,274	198,069
Industria de Diseno Textil SA	36,860	1,688,837
Laboratorios Farmaceuticos Rovi SA	1,520	137,010
#*Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	30,404	32,900
Mapfre SA	43,212	104,515
Naturgy Energy Group SA	233	5,909
ΩNeinor Homes SA	1,715	19,255
*Obrascon Huarte Lain SA	23,736	8,599
*Oryzon Genomics SA	24	50
Pharma Mar SA	222	7,226
Prim SA	4	43
*Promotora de Informaciones SA, Class A	364	134
ΩProsegur Cash SA	5,589	3,113
Realia Business SA	464	506
Redeia Corp. SA	9,665	161,733
*Sacyr SA	12,775	44,640
*Soltec Power Holdings SA	480	1,168
*ΩTalgo SA	1,850	8,743
*Tecnicas Reunidas SA	3,061	30,471
Telefonica SA	162,696	731,691
#Telefonica SA, Sponsored ADR	42,037	186,224
Tubacex SA	7,159	23,998
ΩUnicaja Banco SA	77,172	101,248

TOTAL SPAIN		11,763,639

SWEDEN — (3.9%)
AAK AB	2,189	56,760
ΩAcadeMedia AB	8,357	38,527
AddLife AB, Class B	5,264	49,207
Addnode Group AB	4,126	43,080
AddTech AB, Class B	9,248	196,151

44

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
AFRY AB	11,433	$182,705
Alfa Laval AB	2,638	113,827
ΩAlimak Group AB	296	2,767
Alleima AB	11,926	74,973
Alligo AB, Class B	805	9,505
ΩAmbea AB	6,109	35,315
AQ Group AB	371	21,396
Arjo AB, Class B	11,318	48,176
Assa Abloy AB, Class B	12,251	329,271
Atlas Copco AB, Class A	61,963	1,103,387
Atlas Copco AB, Class B	27,997	427,254
Atrium Ljungberg AB, Class B	1,392	24,781
ΩAttendo AB	7,710	29,362
#Avanza Bank Holding AB	11,837	257,319
Axfood AB	4,880	126,892
*Beijer Alma AB, Class B	840	16,072
#Beijer Ref AB	5,659	81,694
Bergman & Beving AB	834	16,983
*Betsson AB, Class B	13,902	155,158
#*Better Collective A/S	3,154	84,914
#*BHG Group AB	9,733	12,361
#*BICO Group AB	2,179	9,192
Bilia AB, Class A	5,040	64,057
Billerud Aktiebolag	14,697	123,659
Biotage AB	1,000	15,306
#Boliden AB	8,833	296,233
*ΩBoozt AB	1,082	12,470
*ΩBravida Holding AB	5,388	36,891
BTS Group AB, Class B	363	11,873
Bufab AB	2,967	91,530
Bulten AB	16	121
*Byggmax Group AB	1,176	3,671
*Camurus AB	2,854	129,544
*Castellum AB	6,113	74,241
Catella AB	96	266
Catena AB	2,315	102,716
#*Catena Media PLC	128	101
Cellavision AB	20	411
Clas Ohlson AB, Class B	5,899	72,018
Cloetta AB, Class B	13,849	20,743
Concentric AB	2,306	40,086
ΩCoor Service Management Holding AB	8,799	38,416
Corem Property Group AB, Class B	29,795	22,463
Corem Property Group AB, Class D	12	246
Dios Fastigheter AB	3,364	26,021
ΩDometic Group AB	16,019	116,028
*ΩDustin Group AB	21,597	24,793
Eastnine AB	12	181
Elanders AB, Class B	40	359
*Electrolux AB, Class B	5,137	45,548
Electrolux Professional AB, Class B	13,179	86,212
Elekta AB, Class B	26,194	189,011
*ΩEltel AB	152	91
#*Embracer Group AB	4,897	12,537
Engcon AB	1,461	12,140
Ependion AB	991	9,805
Epiroc AB, Class A	17,385	327,556
Epiroc AB, Class B	4,950	83,252

45

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Essity AB, Class B	9	$225
ΩEvolution AB	4,019	451,116
Ework Group AB	16	209
Fabege AB	17,169	133,430
Fagerhult Group AB	568	3,679
*Fastighets AB Balder, Class B	8,287	53,546
FastPartner AB, Class A	1,616	10,998
FastPartner AB, Class D	16	95
Fenix Outdoor International AG	8	506
FormPipe Software AB	52	133
Fortnox AB	37,370	222,601
G5 Entertainment AB	68	747
Getinge AB, Class B	4,644	99,431
Granges AB	7,618	90,853
*ΩGreen Landscaping Group AB	72	558
#H & M Hennes & Mauritz AB, Class B	11,618	187,090
#Hanza AB	576	3,031
Heba Fastighets AB, Class B	132	391
Hemnet Group AB	7,882	207,536
Hexagon AB, Class B	20,483	217,876
Hexatronic Group AB	10,784	33,848
Hexpol AB	12,528	143,818
HMS Networks AB	1,879	70,806
#Holmen AB, Class B	2,453	96,458
Hufvudstaden AB, Class A	4,544	53,282
*Humana AB	1,452	3,942
Husqvarna AB, Class A	52	429
#Husqvarna AB, Class B	9,476	78,288
IAR Systems Group AB	16	217
Indutrade AB	8,461	199,039
#Instalco AB	19,678	70,136
INVISIO AB	3,211	71,236
Inwido AB	3,738	46,555
ITAB Shop Concept AB	200	346
#JM AB	6,852	118,238
Kabe Group AB, Class B	8	243
*Karnov Group AB	3,580	21,658
#*K-fast Holding AB	108	179
Kindred Group PLC	16,758	189,018
KNOW IT AB	577	7,517
Lagercrantz Group AB, Class B	8,197	122,404
Lifco AB, Class B	4,610	113,403
Lime Technologies AB	1,062	34,059
Lindab International AB	3,406	69,263
Loomis AB	2,607	67,456
*Medcap AB	153	6,071
Medicover AB, Class B	1,901	30,310
MEKO AB	994	10,197
*Millicom International Cellular SA	6,255	129,364
*Modern Times Group MTG AB, Class B	6,086	52,648
ΩMunters Group AB	7,859	159,673
Mycronic AB	2,140	75,610
#NCAB Group AB	9,867	65,220
NCC AB, Class B	8,313	102,323
Nederman Holding AB	36	626
New Wave Group AB, Class B	4,271	39,652
#Nibe Industrier AB, Class B	5,600	26,327
#*Nobia AB	2,760	1,133

46

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Nordic Paper Holding AB	2,181	$11,018
Nordic Waterproofing Holding AB	52	770
#Nordnet AB publ	7,056	128,058
*Norion Bank AB	6,105	22,805
NP3 Fastigheter AB	1,607	33,968
Nyfosa AB	6,850	60,381
OEM International AB, Class B	3,103	30,759
#*Orron Energy ab	8,805	5,885
*OX2 AB	8,298	30,331
Peab AB, Class B	8,300	51,459
Platzer Fastigheter Holding AB, Class B	3,808	31,260
Proact IT Group AB	2,169	20,671
Probi AB	4	74
Ratos AB, Class B	17,650	62,071
*RaySearch Laboratories AB	48	527
Rejlers AB	24	308
Rottneros AB	108	113
Rvrc Holding AB	3,804	21,800
#Saab AB, Class B	1,345	107,665
Sagax AB, Class B	7,080	179,453
Samhallsbyggnadsbolaget i Norden AB	52,196	19,141
Sandvik AB	17,765	360,450
#*ΩScandic Hotels Group AB	21,549	114,166
*Sdiptech AB	1,717	44,396
*Sectra AB, Class B	9,978	199,271
Securitas AB, Class B	12,947	131,465
*Sensys Gatso Group AB	78	539
*ΩSinch AB	31,486	73,208
SinterCast AB	12	113
Skandinaviska Enskilda Banken AB, Class A	52,485	694,801
Skandinaviska Enskilda Banken AB, Class C	16	214
Skanska AB, Class B	7,944	138,855
SKF AB, Class A	8	167
SKF AB, Class B	6,171	129,313
SkiStar AB	3,440	48,266
*Stillfront Group AB	18,230	17,606
Storskogen Group AB, Class B	38,257	20,962
Svenska Cellulosa AB SCA, Class A	20	293
Svenska Cellulosa AB SCA, Class B	13,854	204,543
Svenska Handelsbanken AB, Class A	27,825	243,826
#Svenska Handelsbanken AB, Class B	20	217
Sweco AB, Class B	10,111	109,439
Swedbank AB, Class A	16,256	314,578
*Swedish Orphan Biovitrum AB	5,552	144,365
Synsam AB	2,504	11,703
Systemair AB	3,234	22,098
Tele2 AB, Class B	39,643	372,379
Telefonaktiebolaget LM Ericsson, Class B	71,400	365,720
Telia Co. AB	95,186	219,062
*TF Bank AB	4	77
ΩThule Group AB	5,895	168,645
Trelleborg AB, Class B	2,306	82,610
Troax Group AB	1,955	39,720
*Truecaller AB, Class B	15,734	51,119
VBG Group AB, Class B	472	16,664
Vitec Software Group AB, Class B	2,036	98,406
Vitrolife AB	3,247	49,197
Volati AB	48	449

47

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Volvo AB, Class A	5,234	$139,625
Volvo AB, Class B	43,997	1,136,012
*Volvo Car AB	9,230	1,892
*Volvo Car AB, Class B	12,476	39,704
#Wallenstam AB, Class B	11,869	53,333
#Wihlborgs Fastigheter AB	16,729	141,747
XANO Industri AB, Class B	28	236

TOTAL SWEDEN		16,452,636

SWITZERLAND — (7.7%)
ABB, Ltd., Registered	34,670	1,696,927
Accelleron Industries AG	5,189	202,887
Adecco Group AG	13,746	483,205
Alcon, Inc., ADR	6,007	466,023
Allreal Holding AG, Registered	888	143,877
ALSO Holding AG, Registered	507	125,485
#*Aluflexpack AG	16	256
*ams-OSRAM AG	25,214	30,695
APG SGA SA	24	5,443
#*Arbonia AG	1,279	16,930
*Aryzta AG	36,269	69,007
Ascom Holding AG, Registered	1,395	11,255
*Avolta AG	5,144	196,192
Baloise Holding AG, Registered	4,291	649,393
Banque Cantonale de Geneve, Class BR	6	1,950
Banque Cantonale Vaudoise, Registered	1,411	148,000
Belimo Holding AG, Class R	659	306,525
Bellevue Group AG	46	915
Berner Kantonalbank AG, Registered	179	48,988
BKW AG	1,141	169,567
Bossard Holding AG, Registered A	406	92,962
Bucher Industries AG, Registered	368	142,441
Burckhardt Compression Holding AG	210	134,177
Burkhalter Holding AG	59	6,484
Calida Holding AG, Registered	123	3,882
Cembra Money Bank AG	1,992	152,905
Clariant AG, Registered	10,541	158,376
Coltene Holding AG, Registered	12	672
Comet Holding AG, Class R	225	71,880
COSMO Pharmaceuticals NV	71	5,597
Daetwyler Holding AG	131	27,281
DKSH Holding AG	1,759	114,882
#*DocMorris AG	1,388	124,173
dormakaba Holding AG	208	111,240
EFG International AG	5,862	68,262
Emmi AG, Registered	76	74,165
EMS-Chemie Holding AG	43	34,554
Energiedienst Holding AG, Registered	501	21,086
Feintool International Holding AG	4	77
Flughafen Zurich AG, Registered	697	139,985
Forbo Holding AG, Registered	34	39,444
ΩGalenica AG	4,153	318,103
#*GAM Holding AG	176	55
Geberit AG, Registered	551	296,542
Georg Fischer AG, Registered	2,466	173,425
Givaudan SA, Registered	324	1,393,997
Glarner Kantonalbank	8	188
#*Helvetia Holding AG, Registered	2,325	304,964
Huber + Suhner AG, Registered	880	70,523

48

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Implenia AG, Registered	797	$29,329
*Ina Invest Holding AG	4	81
Inficon Holding AG, Registered	103	144,424
Interroll Holding AG, Class R	14	45,336
*Intershop Holding AG	115	15,473
Investis Holding SA	180	19,351
Julius Baer Group, Ltd.	7,861	425,213
Kardex Holding AG, Registered	426	113,334
#Komax Holding AG, Class R	156	27,011
*Kudelski SA	52	81
#Kuehne + Nagel International AG, Class R	2,030	539,400
Landis+Gyr Group AG	1,162	86,407
LEM Holding SA, Registered	14	23,905
Liechtensteinische Landesbank AG	432	33,113
#Logitech International SA, Class R	7,229	566,681
Luzerner Kantonalbank AG, Registered	440	32,575
*ΩMedacta Group SA	190	23,078
ΩMedmix AG	907	14,933
Meier Tobler Group AG	24	806
Metall Zug AG, Registered	9	12,463
Mikron Holding AG, Registered	8	156
Mobilezone Holding AG, Registered	965	13,910
Mobimo Holding AG, Registered	570	159,723
*ΩMontana Aerospace AG	1,294	25,057
Novartis AG, Sponsored ADR	32,031	3,111,171
Novavest Real Estate AG	16	593
OC Oerlikon Corp. AG	5,660	24,636
*Orascom Development Holding AG	16	73
*Orior AG	361	25,860
Partners Group Holding AG	926	1,200,978
*Peach Property Group AG	212	2,182
*Phoenix Mecano AG, Registered	20	10,772
*ΩPolyPeptide Group AG	723	23,886
PSP Swiss Property AG, Registered	2,424	301,034
Rieter Holding AG, Registered	108	15,191
Roche Holding AG	14,970	3,600,700
Roche Holding AG	541	142,041
*Romande Energie Holding SA, Registered	708	44,773
Sandoz Group AG	6,152	208,946
Sandoz Group AG, ADR	3,399	115,158
Schindler Holding AG, Registered	744	182,116
Schweiter Technologies AG	30	13,509
*ΩSensirion Holding AG	247	16,347
#SFS Group AG	524	62,504
*SGS SA, Registered	4,443	392,683
Siegfried Holding AG, Registered	121	116,363
#SIG Group AG	19,655	394,322
Sika AG, Registered	4,639	1,331,787
SKAN Group AG	374	33,357
Softwareone Holding AG	1,288	21,992
Sonova Holding AG	2,199	612,358
St. Galler Kantonalbank AG, Registered	57	29,428
#Stadler Rail AG	2,865	85,280
Straumann Holding AG, Class R	3,237	434,118
Sulzer AG, Registered	1,001	121,803
Swatch Group AG (The)	1,369	57,020
#Swatch Group AG (The)	741	156,457
*Swiss Life Holding AG	1,037	702,150

49

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Swiss Prime Site AG, Registered	4,813	$446,586
Swiss Re AG	21,182	2,305,389
Swisscom AG, Registered	1,611	884,412
Swissquote Group Holding SA, Registered	938	255,683
Temenos AG, Registered	2,643	165,701
TX Group AG	113	17,619
u-blox Holding AG	518	48,064
UBS Group AG	2,675	70,787
#UBS Group AG, ADR	38,899	1,044,438
Valiant Holding AG	1,188	139,117
ΩVAT Group AG	1,528	770,872
Vaudoise Assurances Holding SA	9	4,386
Vontobel Holding AG, Class R	943	53,260
VP Bank AG, Class A	7	699
*V-ZUG Holding AG	37	2,308
Walliser Kantonalbank, Registered	10	1,248
#Warteck Invest AG, Registered	5	9,813
Ypsomed Holding AG, Registered	100	35,872
Zehnder Group AG, Registered	595	34,903
Zug Estates Holding AG, Class B	25	49,065
Zurich Insurance Group AG	2,769	1,341,100

TOTAL SWITZERLAND		32,480,592

THAILAND — (0.0%)
*Kerry Express Thailand PCL	8,030	936

TOTAL THAILAND		936

UNITED KINGDOM — (12.6%)
4imprint Group PLC	1,839	144,609
Admiral Group PLC	9,953	340,104
ΩAirtel Africa PLC	59,006	81,937
Antofagasta PLC	9,973	275,977
Ashtead Group PLC	14,380	1,051,901
*ΩAston Martin Lagonda Global Holdings PLC	7,905	14,669
AstraZeneca PLC, Sponsored ADR	61,980	4,703,042
ΩAuto Trader Group PLC	64,738	566,132
Aviva PLC	73,567	428,987
B&M European Value Retail SA	60,751	394,798
Babcock International Group PLC	32,398	205,877
BAE Systems PLC	34,735	579,765
Balfour Beatty PLC	26,329	119,937
Bank of Georgia Group PLC	2,150	144,836
Barclays PLC	257,575	653,750
#Barclays PLC, Sponsored ADR	33,026	338,186
Barratt Developments PLC	64,860	369,280
Beazley PLC	47,386	393,385
Bellway PLC	9,901	313,656
Berkeley Group Holdings PLC	6,896	407,044
ΩBridgepoint Group PLC	7,790	22,474
Britvic PLC	17,115	189,552
BT Group PLC	333,504	428,453
Bunzl PLC	7,136	274,671
Burberry Group PLC	12,848	185,087
Bytes Technology Group PLC	2,980	18,217
Coca-Cola HBC AG	3,403	110,361
Compass Group PLC	45,356	1,267,603
Computacenter PLC	9,402	303,970
ΩConvaTec Group PLC	57,978	181,492
Croda International PLC	2,036	117,526

50

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
*Darktrace PLC	33,997	$256,437
DCC PLC	8,753	601,157
*ΩDeliveroo PLC	16,054	26,896
Diageo PLC	49,553	1,722,129
Diploma PLC	5,619	255,259
Direct Line Insurance Group PLC	91,766	213,492
Domino’s Pizza Group PLC	2,528	10,313
Drax Group PLC	25,650	166,369
DS Smith PLC	73,883	324,162
Dunelm Group PLC	7,206	91,583
Entain PLC	12,531	123,422
Experian PLC	44,426	1,804,565
*Flutter Entertainment PLC	3,204	598,772
*Frasers Group PLC	8,533	87,239
Fresnillo PLC	1,691	11,815
Games Workshop Group PLC	1,940	240,730
Grafton Group PLC	12,747	151,088
Grainger PLC	70,056	225,002
Greggs PLC	4,211	143,631
GSK PLC	60,135	1,259,731
Haleon PLC	120,549	512,457
Halma PLC	7,260	200,629
Hargreaves Lansdown PLC	26,585	270,900
Hays PLC	160,230	184,681
Hikma Pharmaceuticals PLC	4,415	106,363
Hill & Smith PLC	4,138	97,928
*Hiscox, Ltd.	16,498	254,092
Howden Joinery Group PLC	39,426	432,455
#HSBC Holdings PLC, Sponsored ADR	45,076	1,964,412
IMI PLC	18,402	403,695
Inchcape PLC	23,011	230,505
*Indivior PLC	7,643	138,001
Informa PLC	30,064	299,575
*International Distributions Services PLC	45,362	153,700
Intertek Group PLC	6,656	412,046
Investec PLC	20,366	130,438
ITV PLC	230,618	203,003
IWG PLC	26,079	60,705
J Sainsbury PLC	102,471	337,965
JD Sports Fashion PLC	135,787	196,549
Johnson Matthey PLC	11,849	260,532
*ΩJust Eat Takeaway.com NV	10,869	160,593
Kingfisher PLC	87,162	270,775
Lancashire Holdings, Ltd.	16,004	122,240
Legal & General Group PLC	188,080	555,788
Lloyds Banking Group PLC	24,776	16,101
Man Group PLC	89,365	288,249
Marks & Spencer Group PLC	156,743	502,045
Melrose Industries PLC	34,615	273,841
Mondi PLC	6,797	129,279
#*National Grid PLC, Sponsored ADR	11,540	769,141
NatWest Group PLC	30,274	115,049
#NatWest Group PLC, ADR	51,969	400,161
Next PLC	4,187	472,265
*Ocado Group PLC	3,205	14,170
OSB Group PLC	26,884	138,219
Pagegroup PLC	40,045	223,734
Pearson PLC, Sponsored ADR	27,092	329,981

51

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Pennon Group PLC	13,522	$112,679
Persimmon PLC	16,683	272,399
Phoenix Group Holdings PLC	53,279	326,760
*Playtech PLC	4,558	30,249
Plus500, Ltd.	8,079	218,709
Prudential PLC	33,609	295,004
QinetiQ Group PLC	22,148	95,289
Reckitt Benckiser Group PLC	12,386	692,945
Redrow PLC	22,093	177,877
RELX PLC, Sponsored ADR	66,546	2,741,030
Renishaw PLC	1,280	66,514
#Rentokil Initial PLC, ADR	4,062	104,068
Rightmove PLC	70,296	453,307
Rio Tinto PLC	14,368	984,457
*Rolls-Royce Holdings PLC	198,396	1,026,225
Rotork PLC	35,327	143,054
RS GROUP PLC	23,161	213,737
Sage Group PLC (The)	42,457	619,872
Savills PLC	8,969	121,514
Schroders PLC	39,641	175,117
Severn Trent PLC	14,319	442,320
Smith & Nephew PLC	15,332	187,947
Smiths Group PLC	11,580	234,317
Softcat PLC	12,080	237,325
Spectris PLC	3,443	143,561
Spirax-Sarco Engineering PLC	1,412	156,382
*SSE PLC	8,374	174,740
SSP Group PLC	25,170	62,056
St James’s Place PLC	33,250	181,357
Standard Chartered PLC	51,797	447,386
Taylor Wimpey PLC	189,252	312,564
*TBC Bank Group PLC	1,293	56,018
Tesco PLC	240,798	893,386
TP ICAP Group PLC	34,224	88,921
*ΩTrainline PLC	22,009	82,234
Travis Perkins PLC	12,507	117,924
Unilever PLC, Sponsored ADR	75,468	3,913,016
United Utilities Group PLC	38,048	497,616
Virgin Money UK PLC	65,925	176,487
*Vistry Group PLC	22,589	338,851
Weir Group PLC (The)	6,635	170,314
WH Smith PLC	9,041	124,187
Whitbread PLC	4,691	186,024
*Wise PLC, Class A	15,343	149,178
#WPP PLC, Sponsored ADR	6,195	311,918

TOTAL UNITED KINGDOM		53,130,167

UNITED STATES — (0.0%)
Newmont Corp.	843	34,875

TOTAL UNITED STATES		34,875

TOTAL COMMON STOCKS		404,618,562

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke AG	1,689	174,276
ΩDr. Ing. h.c. F. Porsche AG	2,866	256,498
*Draegerwerk AG & Co. KGaA	473	25,136
*FUCHS SE	6,939	325,126
Henkel AG & Co. KGaA	4,704	374,517

52

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Jungheinrich AG	3,356	$125,164
Porsche Automobil Holding SE	2,061	105,625
Sartorius AG	663	200,127
Sixt SE	631	43,856
Volkswagen AG	4,317	531,530

TOTAL GERMANY		2,161,855

TOTAL PREFERRED STOCKS		2,161,855

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Arafura Rare Earths, Ltd. 6/20/2025	687	20
*<»NEXTDC, Ltd. 05/03/2024	1,147	—

TOTAL AUSTRALIA		20

CANADA — (0.0%)
*»Constellation Software, Inc. 3/31/2040	270	—

TOTAL CANADA		—

HONG KONG — (0.0%)
*MECOM Power and Construction, Ltd. 5/24/2024	400	1

TOTAL HONG KONG		1

SINGAPORE — (0.0%)
*Dyna-Mac Holdings, Ltd. 10/22/2024	7,160	1,029

TOTAL SINGAPORE		1,029

SWITZERLAND — (0.0%)
*<»DocMorris AG RTS 5/3/2024	1,388	—

TOTAL SWITZERLAND		—

TOTAL RIGHTS/WARRANTS		1,050

TOTAL INVESTMENT SECURITIES — (96.4%) (Cost $365,372,344)		406,781,467

SECURITIES LENDING COLLATERAL — (3.6%)
@§The DFA Short Term Investment Fund	1,305,894	15,106,586

TOTAL INVESTMENTS — (100.0%) (Cost $380,478,930)		$421,888,053

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

<	Security was valued using significant unobservable inputs as of April 30, 2024
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
NYS	New York Registry Shares
PLC	Public Limited Company
SA	Special Assessment

53

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	$21,671,479	$98,947	$—		$21,770,426
Austria	1,351,598	—	—		1,351,598
Belgium	4,167,479	—	—		4,167,479
Canada	37,698,157	—	—		37,698,157
China	85	—	—		85
Denmark	17,891,227	—	—		17,891,227
Finland	6,578,886	—	—		6,578,886
France	37,074,498	—	—		37,074,498
Germany	28,073,375	—	—		28,073,375
Hong Kong	4,383,580	—	—		4,383,580
Ireland	2,281,167	—	—		2,281,167
Israel	2,316,553	—	—		2,316,553
Italy	10,215,861	—	—		10,215,861
Japan	86,724,292	—	—		86,724,292
Netherlands	23,146,115	—	—		23,146,115
New Zealand	1,046,199	—	—		1,046,199
Norway	2,557,871	—	—		2,557,871
Portugal	586,451	—	—		586,451
Singapore	2,891,897	—	—		2,891,897
Spain	11,763,639	—	—		11,763,639
Sweden	16,452,636	—	—		16,452,636
Switzerland	32,480,592	—	—		32,480,592
Thailand	936	—	—		936
United Kingdom	53,130,167	—	—		53,130,167
United States	34,875	—	—		34,875
Preferred Stocks
Germany	2,161,855	—	—		2,161,855
Rights/Warrants
Australia	20	—	—		20
Canada	—	—	—		—
Hong Kong	1	—	—		1
Singapore	1,029	—	—		1,029
Switzerland	—	—	—		—
Securities Lending Collateral	—	15,106,586	—		15,106,586

Total Investments	$406,682,520	$15,205,533	$—	***	$421,888,053

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

54

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value
COMMON STOCKS — (98.3%)
BRAZIL — (3.9%)
AES Brasil Energia SA	26,100	$47,687
Allied Tecnologia SA	200	289
Allos SA	6,210	25,017
Alupar Investimento SA	13,291	71,391
Ambev SA, Sponsored ADR	58,742	136,281
Ambipar Participacoes e Empreendimentos S/A	987	1,904
*Anima Holding SA	27,800	18,129
Arezzo Industria e Comercio SA	5,609	56,186
Atacadao SA	39,100	84,264
Auren Energia SA	24,900	55,679
B3 SA - Brasil Bolsa Balcao	162,700	338,703
Banco Bradesco SA	44,300	105,641
Banco Bradesco SA, Sponsored ADR	37,000	99,900
Banco BTG Pactual SA	33,819	217,930
Banco do Brasil SA	67,122	355,094
Banco Santander Brasil SA	7,100	39,588
Banco Santander Brasil SA, Sponsored ADR	1,840	10,231
BB Seguridade Participacoes SA	27,675	171,931
Bemobi Mobile Tech SA	1,200	2,702
Blau Farmaceutica SA	2,100	4,080
*C&A MODAS SA	12,000	25,514
Caixa Seguridade Participacoes S/A	20,700	62,542
Camil Alimentos SA	5,000	8,094
CCR SA	67,000	159,385
Centrais Eletricas Brasileiras SA	12,650	92,402
Centrais Eletricas Brasileiras SA, Sponsored ADR	1,300	9,568
*Cia Brasileira de Aluminio	9,030	9,007
*Cia Brasileira de Distribuicao	6,074	3,434
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,300	82,643
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, Sponsored ADR	1,900	29,697
Cia de Saneamento de Minas Gerais Copasa MG	6,800	25,688
Cia De Sanena Do Parana	300	286
Cia De Sanena Do Parana	14,300	70,988
Cia Energetica de Minas Gerais	18,200	40,171
Cia Energetica de Minas Gerais, Sponsored ADR	6,700	16,080
Cielo SA	85,700	92,097
CM Hospitalar SA	12,400	12,058
*Cogna Educacao SA	299,289	125,303
Companhia Paranaense de Energia	20,717	32,776
Companhia Paranaense de Energia, ADR	2,325	16,368
Cosan SA	17,500	48,957
Cosan SA, ADR	1,475	16,358
CPFL Energia SA	6,000	36,928
Cruzeiro do Sul Educacional SA	400	310
Cury Construtora e Incorporadora SA	16,400	62,017
Cyrela Brazil Realty SA Empreendimentos e Participacoes	31,500	123,372
Dexco SA	36,240	50,552
*Diagnosticos da America SA	7,771	7,047
Dimed SA Distribuidora da Medicamentos	2,200	4,767
Direcional Engenharia SA	4,419	19,882
EcoRodovias Infraestrutura e Logistica SA	17,000	23,779
*Embraer SA	5,800	37,319
*Embraer SA, Sponsored ADR	11,199	286,135

1

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Empreendimentos Pague Menos S/A	2,525	$1,232
Energisa S/A	23,993	208,772
Engie Brasil Energia SA	10,327	81,491
Equatorial Energia SA	55,802	329,336
Eternit SA	800	1,090
Even Construtora e Incorporadora S/A	600	822
Ez Tec Empreendimentos e Participacoes S/A	19,300	51,274
Fleury SA	14,050	39,251
Fras-Le SA	800	2,783
*Gafisa S/A	3,000	3,021
Gerdau SA, Sponsored ADR	36,181	125,909
ΩGPS Participacoes e Empreendimentos SA	10,203	36,910
Grendene SA	17,900	21,274
*Grupo Casas Bahia SA	7,248	9,579
*GRUPO DE MODA SOMA SA	16,500	19,323
Grupo Mateus SA	25,700	36,791
Grupo SBF SA	9,200	19,738
*Guararapes Confeccoes SA	500	709
*ΩHapvida Participacoes e Investimentos S/A	423,330	301,381
*Hidrovias do Brasil SA	17,200	14,568
Hypera SA	16,863	96,042
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,300	14,262
Iochpe Maxion SA	7,100	16,849
Irani Papel e Embalagem SA	8,900	15,471
*IRB-Brasil Resseguros SA	9,446	77,418
Itau Unibanco Holding SA	6,100	32,153
Itau Unibanco Holding SA, Sponsored ADR	21,600	130,680
JHSF Participacoes SA	26,600	22,068
JSL SA	1,000	2,232
Kepler Weber SA	9,800	18,359
Klabin SA	95,319	423,714
Lavvi Empreendimentos Imobiliarios SA	400	672
Localiza Rent a Car SA	18,585	175,807
LOG Commercial Properties e Participacoes SA	1,400	5,869
*Log-in Logistica Intermodal SA	300	2,240
Lojas Quero-Quero SA	13,331	10,700
Lojas Renner SA	40,000	118,308
ΩLWSA SA	40,590	36,024
M Dias Branco SA	4,600	30,122
*»Magazine Luiza SA	11,871	3,138
*Magazine Luiza SA	111,500	29,257
Mahle Metal Leve SA	311	1,838
Marcopolo SA	480	492
Mills Locacao Servicos e Logistica SA	8,700	22,274
ΩMitre Realty Empreendimentos E Participacoes LTDA	2,400	1,921
*Moura Dubeux Engenharia S/A	600	1,342
*Movida Participacoes SA	19,200	26,153
*MRV Engenharia e Participacoes SA	52,993	68,502
*Multilaser Industrial SA	2,000	733
Multiplan Empreendimentos Imobiliarios SA	3,754	16,579
Natura & Co. Holding SA	85,200	272,707
Neoenergia SA	16,384	60,629
Odontoprev SA	34,300	79,081
*Oncoclinicas do Brasil Servicos Medicos SA	4,700	6,674
Pet Center Comercio e Participacoes SA	9,400	8,542
Plano & Plano Desenvolvimento Imobiliario SA	1,800	3,855
Porto Seguro SA	23,000	132,948
Positivo Tecnologia SA	5,500	9,763

2

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Raia Drogasil SA	69,899	$344,970
ΩRede D’Or Sao Luiz SA	10,800	54,176
Romi SA	1,040	2,036
Rumo SA	8,300	32,283
Santos Brasil Participacoes SA	24,200	63,405
*Sendas Distribuidora S/A	31,600	79,989
#*Sendas Distribuidora S/A, ADR	9,772	124,398
*Serena Energia SA	16,100	25,533
SIMPAR SA	25,800	28,771
Smartfit Escola de Ginastica e Danca SA	8,500	39,670
Suzano SA	26,406	297,832
#Suzano SA, Sponsored ADR	1,900	21,356
Tegma Gestao Logistica SA	4,500	21,028
Telefonica Brasil SA	600	5,480
Telefonica Brasil SA, ADR	11,800	109,032
TIM SA	56,900	193,322
TIM SA, ADR	120	2,044
TOTVS SA	12,600	66,949
Transmissora Alianca de Energia Eletrica S/A	18,200	123,672
Tres Tentos Agroindustrial S/A	13,000	25,382
Tupy SA	3,100	15,569
Ultrapar Participacoes SA	55,988	279,232
Ultrapar Participacoes SA, Sponsored ADR	21,456	107,709
Unipar Carbocloro SA	1,129	11,432
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	5,600	19,070
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	11,352	15,572
Vibra Energia SA	92,038	416,587
Vivara Participacoes SA	8,600	36,769
Vulcabras SA	13,819	42,205
WEG SA	35,900	273,937
Wilson Sons SA	10,666	34,572
Wiz Co.	600	803
YDUQS Participacoes SA	18,100	50,950
*Zamp SA	9,000	6,703

TOTAL BRAZIL		9,727,261

CHILE — (0.5%)
Aguas Andinas SA, Class A	137,336	39,358
Banco de Chile	213,390	23,769
Banco de Chile, Sponsored ADR	5,943	131,221
Banco de Credito e Inversiones SA	4,056	118,787
Banco Santander Chile	1,040,253	47,329
Banco Santander Chile, Sponsored ADR	2,569	46,191
Besalco SA	968	553
*CAP SA	2,296	16,485
Cencosud SA	63,911	109,967
Cencosud Shopping SA	27,832	43,315
Cia Cervecerias Unidas SA	6,149	37,881
Cia Cervecerias Unidas SA, Sponsored ADR	300	3,630
Clinica Las Condes SA	12	200
Embotelladora Andina SA, Sponsored ADR	1,386	23,215
Empresa Nacional de Telecomunicaciones SA	9,946	34,329
Empresas CMPC SA	79,255	157,167
Empresas Copec SA	9,743	69,814
Enel Americas SA	238,025	22,406
Enel Chile SA	748,589	44,629
#Enel Chile SA, Sponsored ADR	1,058	3,121
*Falabella SA	19,067	51,252
Forus SA	504	856

3

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHILE — (Continued)
Grupo Security SA	119,141	$34,105
Inversiones Aguas Metropolitanas SA	13,892	10,781
Inversiones La Construccion SA	120	1,054
Multiexport Foods SA	1,116	273
Parque Arauco SA	51,878	78,406
Plaza SA	632	923
Ripley Corp. SA	2,588	580
Salfacorp SA	23,394	13,337
Sigdo Koppers SA	1,184	1,463
SMU SA	172,206	32,060
Sociedad Matriz SAAM SA	9,984	1,088
#Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,205	146,437
SONDA SA	22,425	9,981
Vina Concha y Toro SA	10,343	13,847

TOTAL CHILE		1,369,810

CHINA — (24.4%)
*360 Security Technology, Inc., Class A	9,800	11,526
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	15,800	36,380
Ω3SBio, Inc.	150,000	120,442
*5I5J Holding Group Co., Ltd., Class A	4,000	1,092
AAC Technologies Holdings, Inc.	27,500	87,902
Accelink Technologies Co., Ltd., Class A	2,000	10,376
ADAMA, Ltd., Class A	2,600	2,262
Addsino Co., Ltd., Class A	6,700	6,614
Advanced Technology & Materials Co., Ltd., Class A	1,200	1,461
AECC Aero-Engine Control Co., Ltd., Class A	4,600	12,405
AECC Aviation Power Co., Ltd., Class A	2,100	10,238
Aerospace Hi-Tech Holdings Group, Ltd., Class A	1,200	1,370
#*Agile Group Holdings, Ltd.	250,000	19,179
Agricultural Bank of China, Ltd., Class H	819,000	367,551
Aier Eye Hospital Group Co., Ltd., Class A	3,160	5,620
Aisino Corp., Class A	8,600	10,090
ΩAK Medical Holdings, Ltd.	18,000	13,532
Alibaba Group Holding, Ltd., Class SW	310,100	2,947,877
Alibaba Group Holding, Ltd., Sponsored ADR	1,376	102,994
#*Alibaba Health Information Technology, Ltd.	268,000	101,427
#*Alibaba Pictures Group, Ltd.	1,950,000	117,181
#ΩA-Living Smart City Services Co., Ltd.	30,000	11,507
Allmed Medical Products Co., Ltd., Class A	1,400	1,589
Amlogic Shanghai Co., Ltd., Class A	614	4,924
Amoy Diagnostics Co., Ltd., Class A	600	1,810
*ANE Cayman, Inc.	42,500	28,474
Angel Yeast Co., Ltd., Class A	5,000	20,557
ΩAngelalign Technology, Inc.	2,200	22,222
Anhui Anke Biotechnology Group Co., Ltd., Class A	5,000	7,045
Anhui Construction Engineering Group Co., Ltd., Class A	7,600	5,082
Anhui Expressway Co., Ltd., Class H	30,000	33,064
Anhui Guangxin Agrochemical Co., Ltd., Class A	6,660	13,590
Anhui Gujing Distillery Co., Ltd., Class A	1,100	41,137
Anhui Honglu Steel Construction Group Co., Ltd., Class A	600	1,576
*Anhui Jianghuai Automobile Group Corp., Ltd., Class A	2,600	5,614
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	8,900	5,816
Anhui Jinhe Industrial Co., Ltd., Class A	1,300	4,411
Anhui Kouzi Distillery Co., Ltd., Class A	4,100	23,640
*Anhui Tatfook Technology Co., Ltd., Class A	2,700	3,049
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	120	180
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	8,100	8,521
Anhui Yingjia Distillery Co., Ltd., Class A	1,100	10,768

4

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Anhui Zhongding Sealing Parts Co., Ltd., Class A	1,400	$2,538
Anjoy Foods Group Co., Ltd., Class A	2,300	29,263
Anker Innovations Technology Co., Ltd., Class A	1,200	14,290
ANTA Sports Products, Ltd.	47,800	548,210
*Anton Oilfield Services Group	12,000	660
Aoshikang Technology Co., Ltd., Class A	1,700	6,139
*Aotecar New Energy Technology Co., Ltd., Class A	18,900	7,348
Apeloa Pharmaceutical Co., Ltd., Class A	4,300	8,365
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	2,800	6,872
ΩAsiaInfo Technologies, Ltd.	25,200	22,747
Asymchem Laboratories Tianjin Co., Ltd., Class A	200	2,279
*Autel Intelligent Technology Corp., Ltd., Class A	1,798	6,669
Autobio Diagnostics Co., Ltd., Class A	2,300	18,082
Avary Holding Shenzhen Co., Ltd., Class A	6,400	21,301
AviChina Industry & Technology Co., Ltd., Class H	173,000	74,763
AVICOPTER PLC, Class A	1,100	6,323
Bafang Electric Suzhou Co., Ltd., Class A	280	1,344
ΩBAIC Motor Corp., Ltd., Class H	130,500	37,375
*Baidu, Inc., Class SW	45,900	614,449
*Baidu, Inc., Sponsored ADR	602	62,247
Bank of Beijing Co., Ltd., Class A	36,700	28,235
Bank of Changsha Co., Ltd., Class A	19,100	21,489
Bank of Chengdu Co., Ltd., Class A	16,800	34,281
Bank of China, Ltd., Class H	1,816,000	819,629
Bank of Chongqing Co., Ltd., Class H	41,000	24,900
Bank of Communications Co., Ltd., Class H	442,000	319,864
*Bank of Gansu Co., Ltd., Class H	7,000	313
Bank of Guiyang Co., Ltd., Class A	16,300	12,675
Bank of Hangzhou Co., Ltd., Class A	18,000	32,015
Bank of Jiangsu Co., Ltd., Class A	30,600	34,089
Bank of Nanjing Co., Ltd., Class A	17,400	22,359
Bank of Ningbo Co., Ltd., Class A	15,900	50,267
Bank of Shanghai Co., Ltd., Class A	26,600	26,773
Bank of Suzhou Co., Ltd., Class A	18,500	19,258
#*ΩBank of Zhengzhou Co., Ltd., Class H	13,200	1,316
*Baosheng Science and Technology Innovation Co., Ltd., Class A	9,100	5,307
*Baozun, Inc., Class A	500	432
*Baozun, Inc., Sponsored ADR	892	2,319
Bear Electric Appliance Co., Ltd., Class A	200	1,612
Befar Group Co., Ltd., Class A	3,700	2,046
Beibuwan Port Co., Ltd., Class A	2,000	2,228
*BeiGene, Ltd.	7,100	85,877
*BeiGene, Ltd., Sponsored ADR	105	16,164
*Beijing Bei Mo Gao Ke Friction Material Co., Ltd., Class A	300	1,032
Beijing Capital Development Co., Ltd., Class A	13,200	5,023
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	26,400	10,556
Beijing Career International Co., Ltd., Class A	200	572
Beijing Certificate Authority Co., Ltd., Class A	400	1,146
#*Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	500	742
Beijing Easpring Material Technology Co., Ltd., Class A	2,000	12,191
Beijing Energy International Holding Co., Ltd.	32,000	589
Beijing Enlight Media Co., Ltd., Class A	5,200	6,711
Beijing Enterprises Holdings, Ltd.	43,000	137,997
Beijing Enterprises Water Group, Ltd.	300,000	75,947
*Beijing Haixin Energy Technology Co., Ltd., Class A	12,300	4,019
*Beijing Jetsen Technology Co., Ltd., Class A	21,400	15,166
*Beijing Jingyuntong Technology Co., Ltd., Class A	35,400	17,034
Beijing Kingsoft Office Software, Inc., Class A	460	19,661

5

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Beijing Leike Defense Technology Co., Ltd., Class A	3,200	$1,937
*Beijing North Star Co., Ltd., Class H	4,000	343
*Beijing Orient Landscape & Environment Co., Ltd., Class A	1,200	141
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	8,200	8,457
*Beijing Philisense Technology Co., Ltd., Class A	400	156
Beijing Sanlian Hope Shin-Gosen Technical Service Co., Ltd., Class A	2,100	4,250
*Beijing Shiji Information Technology Co., Ltd., Class A	520	516
*Beijing Sinnet Technology Co., Ltd., Class A	4,800	6,208
Beijing SL Pharmaceutical Co., Ltd., Class A	2,000	2,377
Beijing SPC Environment Protection Tech Co., Ltd., Class A	11,100	6,979
Beijing Strong Biotechnologies, Inc., Class A	2,500	6,387
*Beijing Thunisoft Corp., Ltd., Class A	2,100	1,760
Beijing Tiantan Biological Products Corp., Ltd., Class A	1,600	6,347
Beijing Tongrentang Co., Ltd., Class A	5,700	33,267
Beijing Ultrapower Software Co., Ltd., Class A	32,900	43,955
Beijing United Information Technology Co., Ltd., Class A	11,300	40,539
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	1,140	10,732
*Beijing Watertek Information Technology Co., Ltd., Class A	700	261
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	600	2,821
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	3,200	3,830
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	56,200	39,440
Bestore Co., Ltd., Class A	800	1,659
*Bestway Marine & Energy Technology Co., Ltd., Class A	3,400	1,791
Bethel Automotive Safety Systems Co., Ltd., Class A	1,600	12,691
Betta Pharmaceuticals Co., Ltd., Class A	400	2,301
BGI Genomics Co., Ltd., Class A	1,000	5,671
Biem.L.Fdlkk Garment Co., Ltd., Class A	3,200	13,170
#*Bilibili, Inc., Class Z	12,400	162,983
Binhai Investment Co., Ltd.	2,000	304
Black Peony Group Co., Ltd., Class A	5,000	3,219
ΩBlue Moon Group Holdings, Ltd.	47,500	13,422
Blue Sail Medical Co., Ltd., Class A	3,300	2,580
*Bluefocus Intelligent Communications Group Co., Ltd., Class A	14,100	12,636
ΩBOC Aviation, Ltd.	20,300	162,219
BOC International China Co., Ltd., Class A	10,700	15,180
BOE Varitronix, Ltd.	11,000	7,679
*Bohai Leasing Co., Ltd., Class A	25,100	8,617
Bosideng International Holdings, Ltd.	460,000	266,430
Bright Dairy & Food Co., Ltd., Class A	3,400	4,233
Brilliance China Automotive Holdings, Ltd.	172,000	143,824
B-Soft Co., Ltd., Class A	40,800	24,020
*BTG Hotels Group Co., Ltd., Class A	100	212
BYD Co., Ltd.	14,500	399,708
BYD Electronic International Co., Ltd.	53,500	181,954
By-health Co., Ltd., Class A	7,400	16,161
*C&D International Investment Group, Ltd.	26,265	52,455
*C&D Property Management Group Co., Ltd.	50,000	21,224
Caitong Securities Co., Ltd., Class A	400	423
Camel Group Co., Ltd., Class A	8,500	9,657
Cangzhou Mingzhu Plastic Co., Ltd., Class A	12,000	6,171
Canmax Technologies Co., Ltd., Class A	5,900	17,245
Canny Elevator Co., Ltd., Class A	200	192
*ΩCanSino Biologics, Inc., Class H	4,000	9,165
Castech, Inc., Class A	500	1,843
CECEP Solar Energy Co., Ltd., Class A	17,700	12,592
CECEP Wind-Power Corp., Class A	63,960	27,690
Central China Securities Co., Ltd., Class H	29,000	4,116
CETC Cyberspace Security Technology Co., Ltd., Class A	700	1,720

6

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
CETC Digital Technology Co., Ltd., Class A	600	$1,663
*CGN Mining Co., Ltd.	125,000	32,764
CGN Nuclear Technology Development Co., Ltd., Class A	7,000	6,254
ΩCGN Power Co., Ltd., Class H	298,000	100,207
Changchun Faway Automobile Components Co., Ltd., Class A	1,400	1,708
Changchun High-Tech Industry Group Co., Ltd., Class A	1,600	24,941
Changjiang Securities Co., Ltd., Class A	500	391
Changzhou Qianhong Biopharma Co., Ltd., Class A	2,400	1,767
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	100	1,839
Chaowei Power Holdings, Ltd.	2,000	358
Chaozhou Three-Circle Group Co., Ltd., Class A	3,400	13,088
Cheng De Lolo Co., Ltd., Class A	18,200	23,111
*Chengdu CORPRO Technology Co., Ltd., Class A	1,100	2,487
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	1,100	2,173
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	800	2,394
Chengdu Leejun Industrial Co., Ltd., Class A	1,000	805
Chengdu Wintrue Holding Co., Ltd., Class A	4,900	5,479
Chengdu Xingrong Environment Co., Ltd., Class A	18,100	17,793
*Chengtun Mining Group Co., Ltd., Class A	10,800	7,311
Chenguang Biotech Group Co., Ltd., Class A	800	1,042
Chengxin Lithium Group Co., Ltd., Class A	4,000	9,899
Chengzhi Co., Ltd., Class A	21,500	22,944
*Chifeng Jilong Gold Mining Co., Ltd., Class A	20,200	49,909
China Aircraft Leasing Group Holdings, Ltd.	42,500	18,584
China Automotive Engineering Research Institute Co., Ltd., Class A	3,700	10,478
China Baoan Group Co., Ltd., Class A	2,400	3,481
*ΩChina Bohai Bank Co., Ltd., Class H	56,500	7,441
China CAMC Engineering Co., Ltd., Class A	6,900	7,316
China CITIC Bank Corp., Ltd., Class H	376,000	221,143
China Communications Services Corp., Ltd., Class H	224,000	107,400
China Conch Venture Holdings, Ltd.	174,500	128,066
China Construction Bank Corp., Class H	2,465,000	1,607,362
China CSSC Holdings, Ltd., Class A	3,000	15,097
China Datang Corp. Renewable Power Co., Ltd., Class H	197,000	42,064
China Design Group Co., Ltd., Class A	4,900	6,621
ΩChina East Education Holdings, Ltd.	16,000	4,848
China Electronics Huada Technology Co., Ltd.	104,000	17,419
China Electronics Optics Valley Union Holding Co., Ltd.	12,000	468
China Energy Engineering Corp., Ltd., Class H	4,000	404
#China Everbright Bank Co., Ltd., Class H	126,000	38,342
ΩChina Feihe, Ltd.	315,000	173,183
*China Film Co., Ltd., Class A	6,300	10,336
China Foods, Ltd.	58,000	22,247
China Galaxy Securities Co., Ltd., Class H	306,000	167,061
China Gas Holdings, Ltd.	247,600	233,000
*China Gold International Resources Corp., Ltd.	26,300	154,178
*China Grand Automotive Services Group Co., Ltd., Class A	25,100	5,191
China Great Wall Securities Co., Ltd., Class A	400	422
China Greatwall Technology Group Co., Ltd., Class A	2,500	3,371
*China Green Agriculture, Inc.	100	285
China Green Electricity Investment of Tianjin Co., Ltd., Class A	5,600	7,188
*China High Speed Railway Technology Co., Ltd., Class A	1,000	302
ΩChina International Capital Corp., Ltd., Class H	5,600	6,816
China International Marine Containers Group Co., Ltd., Class H	52,900	44,911
China Isotope & Radiation Corp.	400	542
*China Jinmao Holdings Group, Ltd.	904,000	77,441
China Jushi Co., Ltd., Class A	35,800	58,886
China Leadshine Technology Co., Ltd., Class A	400	1,104

7

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Lesso Group Holdings, Ltd.	68,000	$28,691
China Life Insurance Co., Ltd., Class H	105,000	139,889
China Lilang, Ltd.	23,000	14,115
*ΩChina Literature, Ltd.	31,800	114,861
China Medical System Holdings, Ltd.	178,000	159,538
China Meheco Co., Ltd., Class A	10,200	15,638
China Meidong Auto Holdings, Ltd.	28,000	9,129
China Mengniu Dairy Co., Ltd.	107,000	224,638
China Merchants Bank Co., Ltd., Class H	125,000	548,989
China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A	1,800	2,750
*China Merchants Port Holdings Co., Ltd.	64,508	85,448
China Merchants Property Operation & Service Co., Ltd., Class A	6,100	8,982
ΩChina Merchants Securities Co., Ltd., Class H	2,800	2,338
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	15,000	17,517
China Minsheng Banking Corp., Ltd., Class H	248,500	91,187
China National Accord Medicines Corp., Ltd., Class A	4,030	19,519
China National Chemical Engineering Co., Ltd., Class A	19,400	18,456
China National Medicines Corp., Ltd., Class A	5,900	28,268
China National Nuclear Power Co., Ltd., Class A	46,100	58,730
China National Software & Service Co., Ltd., Class A	1,000	4,162
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	1,600	1,125
China Nonferrous Mining Corp., Ltd.	191,000	174,609
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	900	2,395
China Oilfield Services, Ltd., Class H	156,000	167,944
China Overseas Grand Oceans Group, Ltd.	286,000	61,799
China Overseas Land & Investment, Ltd.	122,000	227,428
China Pacific Insurance Group Co., Ltd., Class H	163,000	360,129
China Railway Group, Ltd., Class H	182,000	90,288
China Railway Hi-tech Industry Co., Ltd., Class A	12,500	13,495
ΩChina Railway Signal & Communication Corp., Ltd., Class H	133,000	51,865
China Railway Tielong Container Logistics Co., Ltd., Class A	100	84
China Rare Earth Resources And Technology Co., Ltd., Class A	1,300	5,024
China Reinsurance Group Corp., Class H	293,000	20,979
#*»ΩChina Renaissance Holdings, Ltd.	1,000	174
China Resources Beer Holdings Co., Ltd.	34,000	156,498
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	1,400	6,073
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	200	600
China Resources Gas Group, Ltd.	109,000	344,928
China Resources Land, Ltd.	130,500	474,700
*China Resources Medical Holdings Co., Ltd.	46,000	24,349
ΩChina Resources Mixc Lifestyle Services, Ltd.	48,800	173,769
ΩChina Resources Pharmaceutical Group, Ltd.	129,500	84,112
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	1,100	9,095
#*China Ruyi Holdings, Ltd.	336,000	84,631
China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd., Class A	3,900	2,640
China State Construction Engineering Corp., Ltd., Class A	117,700	86,981
China State Construction International Holdings, Ltd.	172,000	182,090
China Suntien Green Energy Corp., Ltd., Class H	162,000	66,489
China Taiping Insurance Holdings Co., Ltd.	143,000	131,642
China Testing & Certification International Group Co., Ltd., Class A	3,740	3,857
*China Tianying, Inc., Class A	10,400	6,711
China Tourism Group Duty Free Corp., Ltd., Class A	1,000	10,327
#ΩChina Tourism Group Duty Free Corp., Ltd., Class H	4,600	40,905
ΩChina Tower Corp., Ltd., Class H	2,048,000	240,904
*China TransInfo Technology Co., Ltd., Class A	15,800	21,370
China Travel International Investment Hong Kong, Ltd.	50,000	8,055
China Tungsten And Hightech Materials Co., Ltd., Class A	1,250	1,861
#China Vanke Co., Ltd., Class H	60,100	35,578

8

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China West Construction Group Co., Ltd., Class A	8,200	$6,704
China World Trade Center Co., Ltd., Class A	1,100	3,532
China Yangtze Power Co., Ltd., Class A	56,100	199,480
China Yongda Automobiles Services Holdings, Ltd.	87,000	23,693
China Zhenhua Group Science & Technology Co., Ltd., Class A	4,200	27,031
China Zheshang Bank Co., Ltd., Class H	111,700	32,277
*China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	10,200	2,953
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	1,800	2,040
#Chinasoft International, Ltd.	246,000	149,402
Chongqing Brewery Co., Ltd., Class A	200	1,940
Chongqing Department Store Co., Ltd., Class A	1,400	5,032
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	10,720	20,190
Chongqing Fuling Zhacai Group Co., Ltd., Class A	4,680	9,169
Chongqing Gas Group Corp., Ltd., Class A	3,700	3,056
Chongqing Machinery & Electric Co., Ltd., Class H	4,000	348
Chongqing Rural Commercial Bank Co., Ltd., Class H	147,000	63,151
Chongqing Zhifei Biological Products Co., Ltd., Class A	6,700	32,424
Chongqing Zongshen Power Machinery Co., Ltd., Class A	8,700	14,070
Chongyi Zhangyuan Tungsten Industry Co., Ltd., Class A	4,660	4,433
Chow Tai Seng Jewellery Co., Ltd., Class A	6,400	14,092
CIMC Enric Holdings, Ltd.	64,000	63,499
ΩCIMC Vehicles Group Co., Ltd., Class H	500	473
Cisen Pharmaceutical Co., Ltd., Class A	200	442
CITIC Securities Co., Ltd., Class H	67,500	108,398
*Citychamp Watch & Jewellery Group, Ltd.	6,000	798
*CMGE Technology Group, Ltd.	194,000	33,238
CMOC Group, Ltd., Class H	351,000	332,995
CMST Development Co., Ltd., Class A	15,700	11,213
CNGR Advanced Material Co., Ltd., Class A	1,100	7,955
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	18,900	12,013
CNOOC Energy Technology & Services, Ltd., Class A	13,300	7,463
CNSIG Inner Mongolia Chemical Industry Co., Ltd., Class A	4,790	5,145
COFCO Biotechnology Co., Ltd., Class A	15,800	13,724
COFCO Sugar Holding Co., Ltd., Class A	4,000	5,548
Concord New Energy Group, Ltd.	800,000	62,395
Contemporary Amperex Technology Co., Ltd., Class A	9,720	271,513
COSCO SHIPPING Holdings Co., Ltd., Class H	19,000	24,682
CPMC Holdings, Ltd.	92,000	78,811
CQ Pharmaceutical Holding Co., Ltd., Class A	19,000	14,277
CRRC Corp., Ltd., Class H	112,000	62,149
ΩCSC Financial Co., Ltd., Class H	43,500	33,371
CSG Holding Co., Ltd., Class A	12,000	9,282
CSPC Innovation Pharmaceutical Co., Ltd., Class A	2,160	10,206
CSPC Pharmaceutical Group, Ltd.	8,000	6,628
CSSC Science & Technology Co., Ltd., Class A	6,400	14,057
CTS International Logistics Corp., Ltd., Class A	6,400	5,868
Daan Gene Co., Ltd., Class A	4,000	3,855
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	16,500	10,920
Dalipal Holdings, Ltd.	4,000	2,557
Daqin Railway Co., Ltd., Class A	7,900	7,537
Dashang Co., Ltd., Class A	300	845
DaShenLin Pharmaceutical Group Co., Ltd., Class A	9,400	28,227
DBG Technology Co., Ltd., Class A	500	1,560
DeHua TB New Decoration Materials Co., Ltd., Class A	21,300	31,306
*Deppon Logistics Co., Ltd., Class A	1,800	4,130
DHC Software Co., Ltd., Class A	23,500	17,723
Dian Diagnostics Group Co., Ltd., Class A	3,800	7,387
Digital China Group Co., Ltd., Class A	3,100	13,181

9

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Digital China Information Service Group Co., Ltd., Class A	2,000	$3,725
*Do-Fluoride New Materials Co., Ltd., Class A	4,200	8,009
Dong-E-E-Jiao Co., Ltd., Class A	600	5,685
Dongfang Electric Corp., Ltd., Class H	15,000	20,483
Dongfang Electronics Co., Ltd., Class A	3,000	4,347
Dongguan Aohai Technology Co., Ltd., Class A	600	2,774
Dongguan Development Holdings Co., Ltd., Class A	7,400	10,315
Dongxing Securities Co., Ltd., Class A	19,300	23,470
Dongyue Group, Ltd.	79,000	69,998
Dynagreen Environmental Protection Group Co., Ltd., Class H	2,000	729
#*ΩEast Buy Holding, Ltd.	19,500	41,687
East Group Co., Ltd., Class A	7,200	5,529
East Money Information Co., Ltd., Class A	16,680	30,012
Ecovacs Robotics Co., Ltd., Class A	3,000	20,495
*Edan Instruments, Inc., Class A	2,000	2,758
Edifier Technology Co., Ltd., Class A	2,700	4,776
EEKA Fashion Holdings, Ltd.	27,000	44,878
Electric Connector Technology Co., Ltd., Class A	500	2,944
ENN Energy Holdings, Ltd.	72,200	624,499
Eoptolink Technology, Inc., Ltd., Class A	1,320	15,743
Era Co., Ltd., Class A	9,400	5,988
Essex Bio-technology, Ltd.	1,000	294
Eternal Asia Supply Chain Management, Ltd., Class A	18,500	9,208
Eve Energy Co., Ltd., Class A	1,800	9,175
ΩEverbright Securities Co., Ltd., Class H	1,000	706
*Fangda Carbon New Material Co., Ltd., Class A	9,400	6,571
*FAW Jiefang Group Co., Ltd., Class A	2,600	3,219
FAWER Automotive Parts Co., Ltd., Class A	8,200	6,467
Fibocom Wireless, Inc., Class A	4,140	9,892
*FIH Mobile, Ltd.	160,000	18,002
Financial Street Holdings Co., Ltd., Class A	12,800	5,453
First Capital Securities Co., Ltd., Class A	6,900	5,461
Focus Media Information Technology Co., Ltd., Class A	47,200	42,300
Foryou Corp., Class A	1,000	4,303
Foshan Haitian Flavouring & Food Co., Ltd., Class A	9,940	53,805
Foshan Nationstar Optoelectronics Co., Ltd., Class A	2,700	2,699
Founder Securities Co., Ltd., Class A	11,700	14,502
Foxconn Industrial Internet Co., Ltd., Class A	24,200	81,746
Fu Shou Yuan International Group, Ltd.	158,000	107,270
Fujian Boss Software Development Co., Ltd., Class A	1,220	2,178
Fujian Star-net Communication Co., Ltd., Class A	3,400	7,172
*Gan & Lee Pharmaceuticals Co., Ltd., Class A	900	6,209
ΩGanfeng Lithium Group Co., Ltd., Class H	26,200	77,717
Gansu Shangfeng Cement Co., Ltd., Class A	9,100	8,732
Gaona Aero Material Co., Ltd., Class A	460	1,130
G-bits Network Technology Xiamen Co., Ltd., Class A	800	21,580
GCL Energy Technology Co., Ltd., Class A	7,500	9,803
Geely Automobile Holdings, Ltd.	370,000	450,839
GEM Co., Ltd., Class A	9,600	9,212
Gemdale Corp., Class A	15,900	8,725
Gemdale Properties & Investment Corp., Ltd.	502,000	17,972
*Genimous Technology Co., Ltd., Class A	9,400	8,657
Getein Biotech, Inc., Class A	100	129
GF Securities Co., Ltd., Class H	52,200	52,325
*ΩGiant Biogene Holding Co., Ltd.	5,600	34,332
Giant Network Group Co., Ltd., Class A	11,100	18,044
GigaDevice Semiconductor, Inc., Class A	100	1,086
Ginlong Technologies Co., Ltd., Class A	1,500	11,075

10

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Glarun Technology Co., Ltd., Class A	5,900	$11,632
GoerTek, Inc., Class A	5,700	12,417
GoldenHome Living Co., Ltd., Class A	400	1,204
Goldenmax International Group, Ltd., Class A	200	191
Goldwind Science & Technology Co., Ltd., Class H	56,800	22,876
Goneo Group Co., Ltd., Class A	500	8,239
*Goodbaby International Holdings, Ltd.	2,000	176
GoodWe Technologies Co., Ltd., Class A	1,153	14,808
*Gotion High-tech Co., Ltd., Class A	1,000	2,587
Grand Pharmaceutical Group, Ltd.	48,500	26,913
Grandblue Environment Co., Ltd., Class A	2,200	5,584
*Grandjoy Holdings Group Co., Ltd., Class A	13,100	4,768
Great Wall Motor Co., Ltd.	65,000	99,230
*Greatview Aseptic Packaging Co., Ltd.	93,000	25,208
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,300	36,586
*Gree Real Estate Co., Ltd., Class A	2,800	2,254
Greentown China Holdings, Ltd.	210,000	185,534
ΩGreentown Management Holdings Co., Ltd.	103,000	88,761
Greentown Service Group Co., Ltd.	188,000	86,294
GRG Banking Equipment Co., Ltd., Class A	12,891	21,186
GRG Metrology & Test Group Co., Ltd., Class A	200	404
Grinm Advanced Materials Co., Ltd., Class A	900	1,194
Guangdong Advertising Group Co., Ltd., Class A	12,400	9,061
Guangdong Aofei Data Technology Co., Ltd., Class A	2,959	4,863
*Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A	2,800	2,239
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	4,800	4,209
Guangdong Dongpeng Holdings Co., Ltd., Class A	100	94
Guangdong Dowstone Technology Co., Ltd., Class A	5,800	8,740
Guangdong Great River Smarter Logistics Co., Ltd., Class A	200	392
Guangdong Haid Group Co., Ltd., Class A	3,600	24,753
Guangdong Hongda Holdings Group Co., Ltd., Class A	3,300	9,700
Guangdong Hybribio Biotech Co., Ltd., Class A	350	302
Guangdong Investment, Ltd.	90,000	47,179
Guangdong Kinlong Hardware Products Co., Ltd., Class A	700	3,202
Guangdong Provincial Expressway Development Co., Ltd., Class A	15,500	21,926
Guangdong Sirio Pharma Co., Ltd., Class A	100	538
Guangdong South New Media Co., Ltd., Class A	1,200	6,246
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	2,900	6,645
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	2,200	4,601
*Guangshen Railway Co., Ltd., Class H	16,000	4,357
Guangxi Liugong Machinery Co., Ltd., Class A	11,900	17,293
Guangxi LiuYao Group Co., Ltd., Class A	1,500	4,713
Guangzhou Automobile Group Co., Ltd., Class H	114,000	47,371
*Guangzhou Baiyun International Airport Co., Ltd., Class A	10,100	14,413
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	16,000	42,756
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	1,300	4,295
Guangzhou Haige Communications Group, Inc. Co., Class A	8,100	12,173
Guangzhou KDT Machinery Co., Ltd., Class A	1,100	3,287
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,000	15,863
Guangzhou Restaurant Group Co., Ltd., Class A	600	1,514
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	3,600	16,643
Guangzhou Tinci Materials Technology Co., Ltd., Class A	7,900	22,873
Guangzhou Wondfo Biotech Co., Ltd., Class A	700	2,670
Guangzhou Zhujiang Brewery Co., Ltd., Class A	1,000	1,162
Guilin Sanjin Pharmaceutical Co., Ltd., Class A	2,500	4,929
*»Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	3,000	2,672
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	7,200	3,931
#*Guolian Securities Co., Ltd., Class H	1,500	698

11

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Guomai Technologies, Inc., Class A	300	$289
Guosen Securities Co., Ltd., Class A	900	1,116
ΩGuotai Junan Securities Co., Ltd., Class H	400	427
Gushengtang Holdings, Ltd.	11,300	67,399
H World Group, Ltd.	64,900	251,428
Haier Smart Home Co., Ltd., Class H	100,800	376,975
Hainan Haide Capital Management Co., Ltd., Class A	1,100	1,494
Hainan Poly Pharm Co., Ltd., Class A	100	170
*Haisco Pharmaceutical Group Co., Ltd., Class A	300	1,256
Haitian International Holdings, Ltd.	44,000	144,581
Haitong Securities Co., Ltd., Class H	153,200	73,650
Hand Enterprise Solutions Co., Ltd., Class A	5,000	4,571
Hang Zhou Great Star Industrial Co., Ltd., Class A	4,100	14,336
Hangcha Group Co., Ltd., Class A	9,400	38,829
Hangjin Technology Co., Ltd., Class A	1,100	4,239
Hangxiao Steel Structure Co., Ltd., Class A	6,300	2,449
Hangzhou Chang Chuan Technology Co., Ltd., Class A	600	2,428
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	400	1,022
Hangzhou Haoyue Personal Care Co., Ltd., Class A	200	1,238
Hangzhou Lion Microelectronics Co., Ltd., Class A	900	2,742
Hangzhou Onechance Tech Corp., Class A	300	740
Hangzhou Oxygen Plant Group Co., Ltd., Class A	10,200	38,421
Hangzhou Robam Appliances Co., Ltd., Class A	8,269	27,009
#ΩHangzhou Tigermed Consulting Co., Ltd., Class H	11,100	49,318
Han’s Laser Technology Industry Group Co., Ltd., Class A	7,400	21,518
ΩHansoh Pharmaceutical Group Co., Ltd.	34,000	75,641
Haohua Chemical Science & Technology Co., Ltd., Class A	4,000	17,146
*ΩHarbin Bank Co., Ltd., Class H	9,000	351
Harbin Boshi Automation Co., Ltd., Class A	5,900	12,495
Harbin Electric Co., Ltd., Class H	66,000	21,518
*Harbin Pharmaceutical Group Co., Ltd., Class A	6,600	2,821
HBIS Resources Co., Ltd., Class A	4,400	11,041
Health & Happiness H&H International Holdings, Ltd.	32,000	41,815
*Healthcare Co., Ltd., Class A	300	347
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	3,200	9,552
*Hebei Sinopack Electronic Technology Co., Ltd., Class A	300	2,660
Hefei Urban Construction Development Co., Ltd., Class A	5,200	3,585
Heilongjiang Agriculture Co., Ltd., Class A	4,000	7,214
Henan Lingrui Pharmaceutical Co., Class A	2,400	8,421
Henan Pinggao Electric Co., Ltd., Class A	5,700	11,639
Henan Thinker Automatic Equipment Co., Ltd., Class A	1,200	3,613
*Henan Yicheng New Energy Co., Ltd., Class A	11,700	6,598
Henan Yuguang Gold & Lead Co., Ltd., Class A	6,000	5,460
*Hengli Petrochemical Co., Ltd., Class A	9,200	19,661
Hengtong Optic-electric Co., Ltd., Class A	4,700	9,176
*Hengyi Petrochemical Co., Ltd., Class A	8,500	8,778
Hesteel Co., Ltd., Class A	5,000	1,510
*Hezong Sience&Technology Co., Ltd., Class A	600	241
Hisense Home Appliances Group Co., Ltd., Class H	28,000	118,319
Hithink RoyalFlush Information Network Co., Ltd., Class A	800	13,336
HLA Group Corp., Ltd., Class A	19,700	24,744
*Hopson Development Holdings, Ltd.	88,901	42,511
Hoyuan Green Energy Co., Ltd., Class A	2,498	7,567
Huaan Securities Co., Ltd., Class A	19,800	13,213
Huadong Medicine Co., Ltd., Class A	6,800	30,883
Huafon Chemical Co., Ltd., Class A	11,200	12,570
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	7,800	4,323
*Huafu Fashion Co., Ltd., Class A	10,200	6,708

12

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Huagong Tech Co., Ltd., Class A	1,000	$4,638
Hualan Biological Engineering, Inc., Class A	5,000	13,422
Huapont Life Sciences Co., Ltd., Class A	16,900	10,812
ΩHuatai Securities Co., Ltd., Class H	30,000	35,672
Huaxi Securities Co., Ltd., Class A	5,000	5,101
Huaxia Bank Co., Ltd., Class A	27,300	25,256
Huayu Automotive Systems Co., Ltd., Class A	8,500	19,314
Hubei Biocause Pharmaceutical Co., Ltd., Class A	43,800	14,373
Hubei Dinglong Co., Ltd., Class A	2,600	8,492
Hubei Feilihua Quartz Glass Co., Ltd., Class A	2,600	9,647
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	2,700	15,315
Hubei Xingfa Chemicals Group Co., Ltd., Class A	9,000	26,704
#*ΩHuitongda Network Co., Ltd., Class H	600	2,206
Huizhou Desay Sv Automotive Co., Ltd., Class A	600	10,413
Humanwell Healthcare Group Co., Ltd., Class A	4,400	12,285
Hunan Aihua Group Co., Ltd., Class A	2,300	4,709
Hunan Er-Kang Pharmaceutical Co., Ltd., Class A	4,400	1,559
Hunan Gold Corp., Ltd., Class A	2,900	6,254
Hunan Valin Steel Co., Ltd., Class A	6,100	4,390
Hunan Zhongke Electric Co., Ltd., Class A	2,800	3,772
Hundsun Technologies, Inc., Class A	4,100	11,651
ΩHygeia Healthcare Holdings Co., Ltd.	27,600	114,512
*Hytera Communications Corp., Ltd., Class A	4,000	2,344
*HyUnion Holding Co., Ltd., Class A	3,400	2,672
*IAT Automobile Technology Co., Ltd., Class A	600	1,005
#*ΩiDreamSky Technology Holdings, Ltd.	78,000	29,221
IEIT Systems Co., Ltd., Class A	3,300	18,614
Iflytek Co., Ltd., Class A	1,300	8,085
ΩIMAX China Holding, Inc.	400	362
Imeik Technology Development Co., Ltd., Class A	1,260	37,316
Industrial & Commercial Bank of China, Ltd., Class H	935,000	505,683
Industrial Bank Co., Ltd., Class A	26,000	60,403
Industrial Securities Co., Ltd., Class A	8,200	6,320
Infore Environment Technology Group Co., Ltd., Class A	19,000	13,439
ΩIngdan, Inc.	3,000	407
Ingenic Semiconductor Co., Ltd., Class A	1,000	8,809
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	9,600	2,118
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A	4,300	7,660
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	12,600	49,702
*ΩInnoCare Pharma, Ltd.	15,000	8,880
*ΩInnovent Biologics, Inc.	32,500	158,943
Inspur Digital Enterprise Technology, Ltd.	38,000	18,997
*iQIYI, Inc., Sponsored ADR	41,527	201,406
IReader Technology Co., Ltd., Class A	100	323
*JA Solar Technology Co., Ltd., Class A	10,700	20,978
Jade Bird Fire Co., Ltd., Class A	2,440	4,865
Jason Furniture Hangzhou Co., Ltd., Class A	2,700	12,430
JCET Group Co., Ltd., Class A	7,700	27,358
*ΩJD Health International, Inc.	70,700	245,423
*ΩJD Logistics, Inc.	110,200	120,469
JD.com, Inc., Class SW	44,500	653,173
Jiajiayue Group Co., Ltd., Class A	3,800	5,575
Jiangling Motors Corp., Ltd., Class A	3,200	11,546
Jiangsu Azure Corp., Class A	9,800	11,363
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	5,000	5,480
Jiangsu Cnano Technology Co., Ltd., Class A	841	3,404
Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	2,000	2,873
Jiangsu Eastern Shenghong Co., Ltd., Class A	2,000	2,735

13

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Jiangsu Expressway Co., Ltd., Class H	90,000	$88,605
Jiangsu Guomao Reducer Co., Ltd., Class A	100	188
Jiangsu Guoxin Corp., Ltd., Class A	5,500	6,249
Jiangsu Haili Wind Power Equipment Technology Co., Ltd., Class A	100	671
Jiangsu Hengli Hydraulic Co., Ltd., Class A	2,000	14,063
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	6,800	43,277
*Jiangsu Hoperun Software Co., Ltd., Class A	500	1,564
Jiangsu Huahong Technology Stock Co., Ltd., Class A	1,500	2,221
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	11,100	6,014
Jiangsu Jiejie Microelectronics Co., Ltd., Class A	1,700	3,933
Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	1,100	2,976
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	1,400	11,083
Jiangsu Linyang Energy Co., Ltd., Class A	5,200	4,746
Jiangsu Nata Opto-electronic Material Co., Ltd., Class A	2,800	9,871
*Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	5,600	19,310
Jiangsu Provincial Agricultural Reclamation and Development Corp., Class A	2,400	3,395
Jiangsu Shagang Co., Ltd., Class A	100	55
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	7,000	6,215
Jiangsu Sopo Chemical Co., Class A	1,800	1,695
Jiangsu Yanghe Distillery Co., Ltd., Class A	1,100	14,419
Jiangsu Yangnong Chemical Co., Ltd., Class A	2,010	17,855
Jiangsu Yoke Technology Co., Ltd., Class A	400	3,540
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	2,600	13,855
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	23,300	13,332
Jiangsu Zhongtian Technology Co., Ltd., Class A	16,300	30,497
Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	7,600	2,798
Jiangxi Bank Co., Ltd., Class H	4,500	437
Jiangxi Xinyu Guoke Technology Co., Ltd., Class A	220	614
Jiangzhong Pharmaceutical Co., Ltd., Class A	2,500	9,189
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	400	413
Jiayou International Logistics Co., Ltd., Class A	2,100	7,383
*Jilin Chemical Fibre, Class A	1,600	805
#Jinchuan Group International Resources Co., Ltd.	252,000	24,810
Jinduicheng Molybdenum Co., Ltd., Class A	9,200	14,410
Jingjin Equipment, Inc., Class A	1,000	3,201
Jinhui Liquor Co., Ltd., Class A	400	1,211
*Jinke Smart Services Group Co., Ltd., Class H	800	931
*Jinneng Holding Shanxi Electric Power Co., Ltd., Class A	13,300	4,584
#*ΩJinxin Fertility Group, Ltd.	285,500	97,099
Jinyu Bio-Technology Co., Ltd., Class A	3,000	3,781
JiuGui Liquor Co., Ltd., Class A	1,300	9,157
Jiuzhitang Co., Ltd., Class A	3,800	4,113
JL Mag Rare-Earth Co., Ltd., Class A	600	1,232
JNBY Design, Ltd.	40,000	73,135
Joinn Laboratories China Co., Ltd., Class A	2,240	5,062
Jointown Pharmaceutical Group Co., Ltd., Class A	25,924	29,345
*Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	3,900	15,863
Joy City Property, Ltd.	12,000	342
Joyoung Co., Ltd., Class A	2,000	3,199
ΩJS Global Lifestyle Co., Ltd.	136,500	26,528
JSTI Group, Class A	11,100	13,008
Kaishan Group Co., Ltd., Class A	2,400	4,288
*Kangji Medical Holdings, Ltd.	19,500	18,076
Kanzhun, Ltd., ADR	1,205	23,847
KBC Corp., Ltd., Class A	794	4,105
Keboda Technology Co., Ltd., Class A	100	1,000
*Keeson Technology Corp., Ltd., Class A	200	331
Kehua Data Co., Ltd., Class A	1,900	6,945

14

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Kidswant Children Products Co., Ltd., Class A	2,900	$2,587
KingClean Electric Co., Ltd., Class A	1,900	6,913
Kingfa Sci & Tech Co., Ltd., Class A	6,900	7,097
*Kingsoft Cloud Holdings, Ltd.	232,000	49,537
*Kingsoft Cloud Holdings, Ltd., ADR	544	1,670
Konfoong Materials International Co., Ltd., Class A	300	1,987
*Konka Group Co., Ltd., Class A	6,400	2,709
KPC Pharmaceuticals, Inc., Class A	2,800	8,771
*ΩKuaishou Technology, Class W	15,500	110,881
*Kuang-Chi Technologies Co., Ltd., Class A	1,700	4,596
*Kunlun Tech Co., Ltd., Class A	2,600	14,332
Kunshan Kinglai Hygienic Materials Co., Ltd., Class A	1,680	5,687
Kweichow Moutai Co., Ltd., Class A	2,900	681,723
*Lakala Payment Co., Ltd., Class A	9,300	18,554
*Lancy Co., Ltd., Class A	500	1,203
Lao Feng Xiang Co., Ltd., Class A	1,500	15,972
Laobaixing Pharmacy Chain JSC, Class A	4,100	18,920
LB Group Co., Ltd., Class A	10,800	31,270
Lee & Man Paper Manufacturing, Ltd.	55,000	16,666
Lee’s Pharmaceutical Holdings, Ltd.	2,000	284
ΩLegend Holdings Corp., Class H	68,700	48,750
Lenovo Group, Ltd.	854,000	975,070
Lens Technology Co., Ltd., Class A	20,700	40,841
*Leo Group Co., Ltd., Class A	29,300	8,079
Lepu Medical Technology Beijing Co., Ltd., Class A	17,000	34,572
Leyard Optoelectronic Co., Ltd., Class A	4,800	3,316
*Li Auto, Inc., Class A	17,700	235,360
Li Ning Co., Ltd.	294,500	785,087
Lianhe Chemical Technology Co., Ltd., Class A	5,800	4,734
*Liao Ning Oxiranchem, Inc., Class A	300	218
*Lier Chemical Co., Ltd., Class A	2,900	3,822
*Lifetech Scientific Corp.	104,000	22,871
*Lingbao Gold Group Co., Ltd., Class H	30,000	11,392
*LingNan Eco&Culture-Tourism Co., Ltd., Class A	12,900	3,362
Lingyi iTech Guangdong Co., Class A	23,200	16,665
LK Technology Holdings, Ltd.	50,000	20,457
Loncin Motor Co., Ltd., Class A	6,900	6,174
*ΩLongfor Group Holdings, Ltd.	167,500	252,711
Longhua Technology Group Luoyang Co., Ltd., Class A	1,300	1,111
LONGi Green Energy Technology Co., Ltd., Class A	14,800	37,138
Longshine Technology Group Co., Ltd., Class A	2,000	2,749
Lonking Holdings, Ltd.	150,000	27,617
Luenmei Quantum Co., Ltd., Class A	14,100	11,450
Luolai Lifestyle Technology Co., Ltd., Class A	200	248
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	1,700	4,742
*Lushang Freda Pharmaceutical Co., Ltd., Class A	2,900	3,155
Luxi Chemical Group Co., Ltd., Class A	12,400	19,781
Luxshare Precision Industry Co., Ltd., Class A	12,100	48,714
#*ΩLuye Pharma Group, Ltd.	188,000	66,583
Luzhou Laojiao Co., Ltd., Class A	2,300	59,015
Maanshan Iron & Steel Co., Ltd., Class H	2,000	294
Maccura Biotechnology Co., Ltd., Class A	3,200	5,797
Mango Excellent Media Co., Ltd., Class A	12,000	38,781
*ΩMaoyan Entertainment	41,000	51,163
Maxscend Microelectronics Co., Ltd., Class A	300	3,754
Mayinglong Pharmaceutical Group Co., Ltd., Class A	1,400	5,374
#ΩMedlive Technology Co., Ltd.	13,000	13,846
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	20,100	12,249

15

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#ΩMeitu, Inc.	170,000	$70,859
*ΩMeituan, Class W	45,810	641,359
Metallurgical Corp. of China, Ltd., Class H	289,000	56,535
M-Grass Ecology And Environment Group Co., Ltd., Class A	600	236
*Microport Scientific Corp.	17,700	14,235
Midea Group Co., Ltd., Class A	11,500	110,641
Milkyway Intelligent Supply Chain Service Group Co., Ltd., Class A	2,100	15,867
Ming Yang Smart Energy Group, Ltd., Class A	7,400	10,009
#*Ming Yuan Cloud Group Holdings, Ltd.	62,000	19,580
MINISO Group Holding, Ltd., Class A	31,400	181,265
Minth Group, Ltd.	50,000	85,920
MLS Co., Ltd., Class A	9,700	11,221
*MMG, Ltd.	288,000	131,826
*ΩMobvista, Inc.	87,000	30,034
*Morimatsu International Holdings Co., Ltd.	31,000	19,818
MYS Group Co., Ltd., Class A	7,400	3,275
*NanJi E-Commerce Co., Ltd., Class A	7,200	3,048
Nanjing Hanrui Cobalt Co., Ltd., Class A	1,400	5,513
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	4,700	8,878
Nantong Jianghai Capacitor Co., Ltd., Class A	3,500	7,383
NARI Technology Co., Ltd., Class A	21,540	69,910
*National Silicon Industry Group Co., Ltd., Class A	911	1,667
NAURA Technology Group Co., Ltd., Class A	1,400	61,575
*NavInfo Co., Ltd., Class A	9,900	10,183
NetDragon Websoft Holdings, Ltd.	29,000	40,861
NetEase, Inc.	65,600	1,260,635
NetEase, Inc., Sponsored ADR	1,700	158,899
New China Life Insurance Co., Ltd., Class H	103,500	200,087
New Hope Dairy Co., Ltd., Class A	1,200	1,650
#*»ΩNew Horizon Health, Ltd.	4,000	7,232
*Newborn Town, Inc.	82,000	35,752
Newland Digital Technology Co., Ltd., Class A	3,500	8,199
Nexteer Automotive Group, Ltd.	84,000	44,679
Ninestar Corp., Class A	2,300	8,029
Ningbo Haitian Precision Machinery Co., Ltd., Class A	1,100	4,257
Ningbo Huaxiang Electronic Co., Ltd., Class A	2,700	5,182
Ningbo Joyson Electronic Corp., Class A	5,100	12,397
*Ningbo Orient Wires & Cables Co., Ltd., Class A	1,500	9,118
Ningbo Ronbay New Energy Technology Co., Ltd., Class A	1,512	6,373
Ningbo Sanxing Medical Electric Co., Ltd., Class A	13,700	63,655
Ningbo Shanshan Co., Ltd., Class A	15,100	24,671
Ningbo Tuopu Group Co., Ltd., Class A	1,400	12,143
*Ningbo Xusheng Group Co., Ltd., Class A	740	1,403
Ningbo Yunsheng Co., Ltd., Class A	2,200	1,826
Ningbo Zhoushan Port Co., Ltd., Class A	1,800	896
*NIO, Inc., Class A	41,440	189,419
*Niu Technologies, ADR	1,170	2,656
ΩNongfu Spring Co., Ltd., Class H	12,600	74,428
Norinco International Cooperation, Ltd., Class A	6,600	11,011
North Huajin Chemical Industries Co., Ltd., Class A	4,600	3,120
North Industries Group Red Arrow Co., Ltd., Class A	2,300	4,246
Northeast Pharmaceutical Group Co., Ltd., Class A	2,200	1,441
Northeast Securities Co., Ltd., Class A	16,000	15,199
Northking Information Technology Co., Ltd., Class A	800	1,883
NSFOCUS Technologies Group Co., Ltd., Class A	1,900	1,755
Ocean’s King Lighting Science & Technology Co., Ltd., Class A	4,300	3,332
*Offcn Education Technology Co., Ltd., Class A	3,400	1,247
Offshore Oil Engineering Co., Ltd., Class A	24,500	21,517

16

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*OFILM Group Co., Ltd., Class A	2,000	$2,427
Oppein Home Group, Inc., Class A	1,200	10,326
Opple Lighting Co., Ltd., Class A	1,900	4,768
ORG Technology Co., Ltd., Class A	11,500	7,405
Orient Overseas International, Ltd.	6,500	94,992
ΩOrient Securities Co., Ltd., Class H	57,200	23,842
*Oriental Energy Co., Ltd., Class A	6,500	8,209
Ovctek China, Inc., Class A	2,800	7,269
*Pacific Securities Co., Ltd. (The), Class A	20,400	9,872
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	5,600	22,615
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	1,000	429
*PCI Technology Group Co., Ltd., Class A	12,600	7,835
*PDD Holdings, Inc., Sponsored ADR	16,449	2,059,086
People.cn Co., Ltd., Class A	1,900	6,520
People’s Insurance Co. Group of China, Ltd. (The), Class H	472,000	155,700
Perfect World Co., Ltd., Class A	8,000	11,030
ΩPharmaron Beijing Co., Ltd., Class H	3,100	3,849
PICC Property & Casualty Co., Ltd., Class H	492,000	614,591
Ping An Bank Co., Ltd., Class A	33,000	49,093
#*ΩPing An Healthcare and Technology Co., Ltd.	73,900	105,258
Ping An Insurance Group Co. of China, Ltd.	276,000	1,268,629
*Polaris Bay Group Co., Ltd., Class A	4,100	4,240
Poly Developments and Holdings Group Co., Ltd., Class A	26,700	32,800
Poly Property Group Co., Ltd.	329,000	60,574
Poly Property Services Co., Ltd., Class H	6,800	27,822
Pony Testing International Group Co., Ltd., Class A	600	788
ΩPop Mart International Group, Ltd.	30,000	130,031
ΩPostal Savings Bank of China Co., Ltd., Class H	167,000	87,331
Pou Sheng International Holdings, Ltd.	10,000	844
Power Construction Corp. of China, Ltd., Class A	7,400	5,183
#*Q Technology Group Co., Ltd.	31,000	12,882
Qianhe Condiment and Food Co., Ltd., Class A	3,000	6,407
*ΩQingdao Ainnovation Technology Group Co., Ltd., Class H	6,300	3,931
Qingdao East Steel Tower Stock Co., Ltd., Class A	9,800	10,309
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	100	168
Qingdao Gon Technology Co., Ltd., Class A	2,600	8,266
Qingdao Haier Biomedical Co., Ltd., Class A	2,585	13,280
Qingdao Hanhe Cable Co., Ltd., Class A	16,600	8,560
*Qingdao Rural Commercial Bank Corp., Class A	29,300	11,473
Qingdao Sentury Tire Co., Ltd., Class A	700	2,532
Qingdao TGOOD Electric Co., Ltd., Class A	2,800	7,489
*Qinghai Salt Lake Industry Co., Ltd., Class A	12,800	29,278
Queclink Wireless Solutions Co., Ltd., Class A	300	484
Quectel Wireless Solutions Co., Ltd., Class A	200	1,112
Rainbow Digital Commercial Co., Ltd., Class A	2,500	1,689
Raytron Technology Co., Ltd., Class A	440	2,008
*Realcan Pharmaceutical Group Co., Ltd., Class A	6,800	2,513
#*»ΩRedco Properties Group, Ltd.	4,000	128
Renhe Pharmacy Co., Ltd., Class A	4,300	3,871
Richinfo Technology Co., Ltd., Class A	500	1,354
Risen Energy Co., Ltd., Class A	4,600	8,220
*RiseSun Real Estate Development Co., Ltd., Class A	20,800	4,789
Riyue Heavy Industry Co., Ltd., Class A	1,000	1,694
Rockchip Electronics Co., Ltd., Class A	200	1,592
Rongsheng Petrochemical Co., Ltd., Class A	600	927
*Roshow Technology Co., Ltd., Class A	3,300	2,666
Ruida Futures Co., Ltd., Class A	400	703
SAIC Motor Corp., Ltd., Class A	12,800	26,225

17

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Sanan Optoelectronics Co., Ltd., Class A	2,100	$3,628
*Sangfor Technologies, Inc., Class A	300	2,264
Sanquan Food Co., Ltd., Class A	3,800	6,575
Sany Heavy Equipment International Holdings Co., Ltd.	66,000	46,497
Sany Heavy Industry Co., Ltd., Class A	14,000	31,482
*Satellite Chemical Co., Ltd., Class A	11,900	31,633
SDIC Capital Co., Ltd., Class A	12,200	10,765
Sealand Securities Co., Ltd., Class A	20,400	9,450
*Seazen Group, Ltd.	254,000	44,167
*Seazen Holdings Co., Ltd., Class A	4,900	6,655
*Seres Group Co., Ltd., Class A	500	6,284
SF Holding Co., Ltd., Class A	10,400	51,979
*Shaanxi Construction Machinery Co., Ltd., Class A	400	161
Shandong Bohui Paper Industrial Co., Ltd., Class A	29,700	22,440
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	3,700	8,382
ΩShandong Gold Mining Co., Ltd., Class H	61,250	133,445
Shandong Head Group Co., Ltd., Class A	2,000	4,043
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	4,400	24,151
Shandong Hi-speed Co., Ltd., Class A	2,200	2,651
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	5,900	4,596
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	7,100	29,162
*Shandong Humon Smelting Co., Ltd., Class A	4,400	7,389
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	100	259
Shandong Pharmaceutical Glass Co., Ltd., Class A	2,400	9,325
Shandong Sun Paper Industry JSC, Ltd., Class A	2,800	6,003
*Shandong Weifang Rainbow Chemical Co., Ltd., Class A	2,100	16,764
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	228,400	155,942
Shanghai Aiko Solar Energy Co., Ltd., Class A	11,300	18,618
Shanghai AJ Group Co., Ltd., Class A	3,500	2,172
Shanghai AtHub Co., Ltd., Class A	5,460	14,175
Shanghai Bailian Group Co., Ltd., Class A	6,400	7,827
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	3,700	10,407
Shanghai Baolong Automotive Corp., Class A	1,000	5,650
Shanghai Baosight Software Co., Ltd., Class A	3,140	17,763
Shanghai Construction Group Co., Ltd., Class A	37,600	12,442
Shanghai Daimay Automotive Interior Co., Ltd., Class A	200	352
*Shanghai Electric Group Co., Ltd., Class H	60,000	12,274
Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	200	305
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	14,000	22,053
#Shanghai Fudan Microelectronics Group Co., Ltd., Class H	14,000	19,439
Shanghai Fullhan Microelectronics Co., Ltd., Class A	700	3,125
Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	1,120	3,173
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	1,300	3,701
Shanghai Industrial Urban Development Group, Ltd.	6,000	376
Shanghai Jahwa United Co., Ltd., Class A	1,800	5,197
Shanghai Jinjiang International Hotels Co., Ltd., Class A	800	3,189
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	2,800	4,447
Shanghai Liangxin Electrical Co., Ltd., Class A	5,900	6,345
Shanghai Lingang Holdings Corp., Ltd., Class A	7,400	10,764
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	900	1,123
Shanghai M&G Stationery, Inc., Class A	2,800	13,655
Shanghai Medicilon, Inc., Class A	400	1,950
Shanghai Moons’ Electric Co., Ltd., Class A	100	776
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	68,200	97,140
Shanghai Pret Composites Co., Ltd., Class A	8,000	11,427
Shanghai Pudong Development Bank Co., Ltd., Class A	66,100	70,174
Shanghai Putailai New Energy Technology Co., Ltd., Class A	10,500	26,797
Shanghai RAAS Blood Products Co., Ltd., Class A	13,600	13,463

18

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shanghai Runda Medical Technology Co., Ltd., Class A	1,900	$4,757
Shanghai Rural Commercial Bank Co., Ltd., Class A	26,300	24,512
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	5,100	7,650
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	700	3,230
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	200	222
Shanghai Tunnel Engineering Co., Ltd., Class A	10,600	9,821
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	4,400	5,715
Shanghai Wanye Enterprises Co., Ltd., Class A	2,600	4,642
Shanghai Yaoji Technology Co., Ltd., Class A	2,400	8,564
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	15,300	12,509
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	5,500	14,059
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	6,000	5,071
Shanxi Securities Co., Ltd., Class A	8,800	6,370
Shanxi Taigang Stainless Steel Co., Ltd., Class A	600	319
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	2,200	79,565
*Shanying International Holding Co., Ltd., Class A	13,100	3,323
Shede Spirits Co., Ltd., Class A	3,300	33,278
*Shengda Resources Co., Ltd., Class A	7,900	13,833
Shenghe Resources Holding Co., Ltd., Class A	2,100	2,846
Shengyi Technology Co., Ltd., Class A	2,900	7,777
Shennan Circuits Co., Ltd., Class A	2,300	29,625
ΩShenwan Hongyuan Group Co., Ltd., Class H	5,600	1,067
Shenzhen Agricultural Products Group Co., Ltd., Class A	3,100	2,547
*Shenzhen Airport Co., Ltd., Class A	8,400	8,095
Shenzhen Aisidi Co., Ltd., Class A	6,700	11,131
Shenzhen Capchem Technology Co., Ltd., Class A	1,100	5,107
Shenzhen Cereals Holdings Co., Ltd., Class A	4,000	3,607
*Shenzhen Comix Group Co., Ltd., Class A	6,800	5,372
*Shenzhen Das Intellitech Co., Ltd., Class A	3,600	1,395
Shenzhen Desay Battery Technology Co., Class A	2,470	7,455
Shenzhen Dynanonic Co., Ltd., Class A	600	2,986
Shenzhen Envicool Technology Co., Ltd., Class A	600	2,767
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	2,000	2,920
Shenzhen Expressway Corp., Ltd., Class H	32,000	29,213
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	1,900	3,112
*Shenzhen FRD Science & Technology Co., Ltd., Class A	400	833
Shenzhen Gas Corp., Ltd., Class A	7,000	7,238
Shenzhen Gongjin Electronics Co., Ltd., Class A	2,600	2,864
*Shenzhen Goodix Technology Co., Ltd., Class A	400	3,393
*Shenzhen H&T Intelligent Control Co., Ltd., Class A	1,600	2,663
Shenzhen Huaqiang Industry Co., Ltd., Class A	5,100	6,856
Shenzhen Inovance Technology Co., Ltd., Class A	3,500	28,712
*Shenzhen International Holdings, Ltd.	118,000	94,597
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	500	109
Shenzhen Investment, Ltd.	276,000	35,289
Shenzhen Jieshun Science And Technology Industry Co., Ltd., Class A	600	724
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	1,900	1,352
Shenzhen Kaifa Technology Co., Ltd., Class A	4,400	8,408
Shenzhen Kangtai Biological Products Co., Ltd., Class A	500	1,393
Shenzhen Kedali Industry Co., Ltd., Class A	700	9,200
Shenzhen Kinwong Electronic Co., Ltd., Class A	1,900	6,156
Shenzhen Kstar Science And Technology Co., Ltd., Class A	2,500	7,456
Shenzhen Laibao Hi-tech Co., Ltd., Class A	3,000	4,364
Shenzhen Leaguer Co., Ltd., Class A	6,200	5,249
Shenzhen Megmeet Electrical Co., Ltd., Class A	2,100	6,315
Shenzhen Microgate Technology Co., Ltd., Class A	1,400	1,581
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	3,700	155,383
Shenzhen MTC Co., Ltd., Class A	5,700	4,267

19

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A	2,900	$28,268
Shenzhen New Nanshan Holding Group Co., Ltd., Class A	11,100	3,765
*Shenzhen Overseas Chinese Town Co., Ltd., Class A	22,400	8,153
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	1,100	4,841
Shenzhen SC New Energy Technology Corp., Class A	1,400	13,261
Shenzhen SED Industry Co., Ltd., Class A	2,600	6,306
Shenzhen SEG Co., Ltd., Class A	200	175
Shenzhen Senior Technology Material Co., Ltd., Class A	4,200	5,936
Shenzhen Sunlord Electronics Co., Ltd., Class A	3,000	10,796
Shenzhen Sunnypol Optoelectronics Co., Ltd., Class A	300	1,046
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	7,900	9,236
Shenzhen Sunway Communication Co., Ltd., Class A	2,400	6,178
Shenzhen Tagen Group Co., Ltd., Class A	8,300	5,001
Shenzhen Topband Co., Ltd., Class A	3,500	4,908
Shenzhen Transsion Holdings Co., Ltd., Class A	6,881	136,615
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	6,600	13,058
*Shenzhen World Union Group, Inc., Class A	14,900	3,780
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	2,700	1,839
Shenzhen Yinghe Technology Co., Ltd., Class A	1,700	3,858
Shenzhen Ysstech Info-tech Co., Ltd., Class A	200	169
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	5,000	18,441
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	15,800	10,304
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	2,400	2,442
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	12,500	32,452
Shinva Medical Instrument Co., Ltd., Class A	1,800	5,529
Shui On Land, Ltd.	313,500	29,261
*Siasun Robot & Automation Co., Ltd., Class A	2,600	3,900
Sichuan Chengfei Integration Technology Corp., Class A	600	1,348
Sichuan Chuantou Energy Co., Ltd., Class A	10,500	24,249
Sichuan Development Lomon Co., Ltd., Class A	17,800	17,302
Sichuan Expressway Co., Ltd., Class H	68,000	27,735
*Sichuan Haite High-tech Co., Ltd., Class A	200	291
Sichuan Hebang Biotechnology Co., Ltd., Class A	70,000	20,268
Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	400	1,059
*Sichuan Lutianhua Co., Ltd., Class A	600	335
*Sichuan New Energy Power Co., Ltd., Class A	1,500	2,405
Sichuan Road and Bridge Group Co., Ltd., Class A	27,860	27,849
Sichuan Swellfun Co., Ltd., Class A	2,100	13,055
*Sichuan Teway Food Group Co., Ltd., Class A	1,400	2,697
Sichuan Yahua Industrial Group Co., Ltd., Class A	3,300	4,782
Sieyuan Electric Co., Ltd., Class A	2,200	19,759
ΩSimcere Pharmaceutical Group, Ltd.	79,000	54,544
Sino Biopharmaceutical, Ltd.	769,000	265,471
Sinocare, Inc., Class A	1,000	3,294
*Sinofert Holdings, Ltd.	108,000	12,014
Sinolink Securities Co., Ltd., Class A	300	362
Sinoma International Engineering Co., Class A	12,400	21,695
Sinoma Science & Technology Co., Ltd., Class A	2,600	5,564
Sinomach Automobile Co., Ltd., Class A	7,200	7,078
Sinomine Resource Group Co., Ltd., Class A	2,200	10,798
Sinopec Engineering Group Co., Ltd., Class H	135,500	87,490
*Sinopec Oilfield Service Corp., Class H	12,000	813
Sinopharm Group Co., Ltd., Class H	173,600	440,370
Sino-Platinum Metals Co., Ltd., Class A	2,260	4,646
Sinoseal Holding Co., Ltd., Class A	200	974
Sinosoft Co., Ltd., Class A	3,400	13,538
Sinosteel Engineering & Technology Co., Ltd., Class A	5,900	5,271
Sinotrans, Ltd., Class H	220,000	106,045

20

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Sinotruk Jinan Truck Co., Ltd., Class A	8,000	$18,034
*Skshu Paint Co., Ltd., Class A	3,680	17,286
Skyworth Digital Co., Ltd., Class A	4,600	6,672
Skyworth Group, Ltd.	125,852	51,974
Songcheng Performance Development Co., Ltd., Class A	1,700	2,545
Sonoscape Medical Corp., Class A	1,000	5,694
SooChow Securities Co., Ltd., Class A	9,400	8,865
Southwest Securities Co., Ltd., Class A	16,800	9,196
SSY Group, Ltd.	186,000	113,676
StarPower Semiconductor, Ltd., Class A	400	7,687
State Grid Information & Communication Co., Ltd., Class A	2,000	4,726
*STO Express Co., Ltd., Class A	5,400	6,812
Sumavision Technologies Co., Ltd., Class A	400	259
Sun Art Retail Group, Ltd.	112,000	23,342
*Sun King Technology Group, Ltd.	4,000	583
Sunflower Pharmaceutical Group Co., Ltd., Class A	5,000	18,282
Sungrow Power Supply Co., Ltd., Class A	6,000	85,496
Suning Universal Co., Ltd., Class A	14,900	4,232
Sunny Optical Technology Group Co., Ltd.	31,000	152,202
Sunresin New Materials Co., Ltd., Class A	1,350	8,713
*Sunward Intelligent Equipment Co., Ltd., Class A	7,000	7,779
Sunwoda Electronic Co., Ltd., Class A	5,800	12,163
Suofeiya Home Collection Co., Ltd., Class A	1,300	3,070
Suplet Power Co., Ltd., Class A	200	251
Suzhou Anjie Technology Co., Ltd., Class A	3,700	7,632
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	9,600	20,370
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	16,300	7,708
Suzhou Good-Ark Electronics Co., Ltd., Class A	1,000	1,282
*Suzhou Secote Precision Electronic Co., Ltd., Class A	500	4,571
Suzhou TFC Optical Communication Co., Ltd., Class A	800	17,797
SY Holdings Group, Ltd.	32,000	18,452
SYoung Group Co., Ltd., Class A	500	1,237
Taiji Computer Corp., Ltd., Class A	1,100	3,560
TangShan Port Group Co., Ltd., Class A	17,700	10,787
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	8,000	6,100
Tasly Pharmaceutical Group Co., Ltd., Class A	5,500	11,724
TCL Electronics Holdings, Ltd.	72,000	47,594
Telling Telecommunication Holding Co., Ltd., Class A	17,700	19,718
Tencent Holdings, Ltd.	165,800	7,360,221
*Tencent Music Entertainment Group, ADR	24,109	302,568
Tenfu Cayman Holdings Co., Ltd.	1,000	587
Three Squirrels, Inc., Class A	1,000	3,397
Three’s Co. Media Group Co., Ltd., Class A	990	7,116
Thunder Software Technology Co., Ltd., Class A	800	5,373
Tian Di Science & Technology Co., Ltd., Class A	34,800	35,506
Tian Lun Gas Holdings, Ltd.	2,000	1,317
Tiande Chemical Holdings, Ltd.	4,000	583
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	3,800	11,579
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	6,500	3,459
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	1,100	2,486
Tianjin Teda Co., Ltd., Class A	800	392
*Tianma Microelectronics Co., Ltd., Class A	7,900	8,855
#Tianqi Lithium Corp.	14,000	54,416
*Tianshan Aluminum Group Co., Ltd., Class A	1,900	1,980
Tianshui Huatian Technology Co., Ltd., Class A	12,700	14,341
Tibet Cheezheng Tibetan Medicine Co., Ltd., Class A	100	306
Tibet Rhodiola Pharmaceutical Holding Co., Class A	1,170	5,920
Tingyi Cayman Islands Holding Corp.	92,000	101,984

21

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Titan Wind Energy Suzhou Co., Ltd., Class A	3,700	$5,295
Tofflon Science & Technology Group Co., Ltd., Class A	2,600	5,370
Toly Bread Co., Ltd., Class A	7,840	6,626
*Tomson Group, Ltd.	2,106	433
*Tongcheng Travel Holdings, Ltd.	57,600	152,815
*Tongdao Liepin Group	4,400	1,710
TongFu Microelectronics Co., Ltd., Class A	8,600	24,876
*Tongguan Gold Group, Ltd.	2,000	125
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	8,100	11,268
*Tongkun Group Co., Ltd., Class A	7,800	14,809
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	8,400	5,374
Tongling Nonferrous Metals Group Co., Ltd., Class A	65,600	36,540
Tongyu Heavy Industry Co., Ltd., Class A	17,700	5,369
*Topchoice Medical Corp., Class A	1,200	10,058
*Topsec Technologies Group, Inc., Class A	5,900	5,068
ΩTopsports International Holdings, Ltd.	241,000	168,243
*Towngas Smart Energy Co., Ltd.	58,000	22,470
*TPV Technology Co., Ltd., Class A	51,100	16,768
TravelSky Technology, Ltd., Class H	28,000	36,659
Trina Solar Co., Ltd., Class A	10,105	29,648
*Trip.com Group, Ltd.	17,800	877,119
*Trip.com Group, Ltd., Sponsored ADR	2,500	120,650
Truking Technology, Ltd., Class A	1,100	1,282
Tsingtao Brewery Co., Ltd., Class H	18,000	130,607
*Unigroup Guoxin Microelectronics Co., Ltd., Class A	1,400	11,292
Unilumin Group Co., Ltd., Class A	5,300	4,143
Uni-President China Holdings, Ltd.	69,000	53,021
*Unisplendour Corp., Ltd., Class A	13,700	39,572
Universal Scientific Industrial Shanghai Co., Ltd., Class A	3,000	6,117
Valiant Co., Ltd., Class A	5,600	8,887
Vats Liquor Chain Store Management JSC, Ltd., Class A	400	981
Vatti Corp., Ltd., Class A	2,400	2,406
Victory Giant Technology Huizhou Co., Ltd., Class A	1,400	5,729
Vipshop Holdings, Ltd., Sponsored ADR	37,852	569,294
*ΩViva Biotech Holdings	34,000	2,304
Walvax Biotechnology Co., Ltd., Class A	1,700	3,448
Wangneng Environment Co., Ltd., Class A	2,600	5,169
Wangsu Science & Technology Co., Ltd., Class A	6,600	8,608
Wanguo International Mining Group, Ltd.	2,000	2,069
Wanhua Chemical Group Co., Ltd., Class A	3,300	40,539
Want Want China Holdings, Ltd.	181,000	103,446
»Wanxiang Qianchao Co., Ltd., Class A	8,900	6,234
Wasion Holdings, Ltd.	48,000	39,401
Weichai Power Co., Ltd., Class H	160,000	329,361
Weihai Guangwei Composites Co., Ltd., Class A	5,880	21,119
#*ΩWeimob, Inc.	210,000	37,322
Western Mining Co., Ltd., Class A	11,800	32,701
Western Securities Co., Ltd., Class A	22,400	22,854
Western Superconducting Technologies Co., Ltd., Class A	1,987	10,862
Will Semiconductor Co., Ltd., Class A	600	8,405
Winall Hi-Tech Seed Co., Ltd., Class A	3,500	3,619
Windey Energy Technology Group Co., Ltd., Class A	260	353
*Wingtech Technology Co., Ltd., Class A	3,300	14,332
Winner Medical Co., Ltd., Class A	900	3,884
Wolong Electric Group Co., Ltd., Class A	8,700	16,709
Wuchan Zhongda Group Co., Ltd., Class A	25,100	16,334
Wuhan DR Laser Technology Corp., Ltd., Class A	100	626
Wuhan Fingu Electronic Technology Co., Ltd., Class A	400	508

22

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Wuhan Guide Infrared Co., Ltd., Class A	10,400	$10,052
Wuhan Jingce Electronic Group Co., Ltd., Class A	100	859
Wuhu Token Science Co., Ltd., Class A	5,500	3,920
Wuliangye Yibin Co., Ltd., Class A	7,800	161,776
*WUS Printed Circuit Kunshan Co., Ltd., Class A	3,800	17,551
ΩWuXi AppTec Co., Ltd., Class H	12,300	55,750
Wuxi Autowell Technology Co., Ltd., Class A	1,464	18,189
*ΩWuxi Biologics Cayman, Inc.	174,000	305,677
*Wuxi Boton Technology Co., Ltd., Class A	900	1,782
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	13,300	40,892
*Wuxi NCE Power Co., Ltd., Class A	400	2,094
*Wuxi Taiji Industry Co., Ltd., Class A	4,700	4,082
XCMG Construction Machinery Co., Ltd., Class A	29,500	28,593
#*XD, Inc.	9,400	17,812
XGD, Inc., Class A	1,400	4,220
#ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	43,500	10,123
Xiamen Bank Co., Ltd., Class A	15,200	11,673
Xiamen C & D, Inc., Class A	12,000	16,462
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	3,800	3,620
Xiamen Faratronic Co., Ltd., Class A	800	10,865
Xiamen Intretech, Inc., Class A	9,700	19,138
Xiamen ITG Group Corp., Ltd., Class A	10,400	10,582
Xiamen Jihong Technology Co., Ltd., Class A	1,100	2,293
Xiamen Kingdomway Group Co., Class A	2,300	4,931
Xiamen Tungsten Co., Ltd., Class A	12,200	32,245
Xiamen Xiangyu Co., Ltd., Class A	23,800	22,215
Xi’an Triangle Defense Co., Ltd., Class A	300	1,046
Xiandai Investment Co., Ltd., Class A	9,300	5,090
Xiangcai Co., Ltd., Class A	4,000	3,872
*ΩXiaomi Corp., Class W	419,600	929,202
Xilinmen Furniture Co., Ltd., Class A	400	1,033
*Xinfengming Group Co., Ltd., Class A	6,100	12,018
Xingfa Aluminium Holdings, Ltd.	1,000	972
Xinhuanet Co., Ltd., Class A	1,000	3,334
Xinjiang Communications Construction Group Co., Ltd., Class A	100	156
#*Xinte Energy Co., Ltd., Class H	38,400	43,157
*Xinxiang Chemical Fiber Co., Ltd., Class A	200	115
*Xinyi Energy Holdings, Ltd.	12,927	1,818
Xinzhi Group Co., Ltd., Class A	300	663
*Xizang Zhufeng Resources Co., Ltd., Class A	11,200	15,813
Xizi Clean Energy Equipment Manufacturing Co., Ltd., Class A	1,000	1,496
*XPeng, Inc., Class A	41,100	165,794
*Xtep International Holdings, Ltd.	123,500	78,794
Xuji Electric Co., Ltd., Class A	5,600	20,453
ΩYadea Group Holdings, Ltd.	70,000	135,146
*YaGuang Technology Group Co., Ltd., Class A	300	227
Yangling Metron New Material, Inc., Class A	1,000	3,337
#ΩYangtze Optical Fibre & Cable Joint Stock, Ltd. Co., Class H	500	528
Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	1,100	5,759
Yankershop Food Co., Ltd., Class A	600	6,295
Yantai Changyu Pioneer Wine Co., Ltd., Class A	1,200	3,991
Yantai China Pet Foods Co., Ltd., Class A	100	347
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	1,600	3,051
Yantai Eddie Precision Machinery Co., Ltd., Class A	2,500	5,991
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	5,700	25,101
*YanTai Shuangta Food Co., Ltd., Class A	3,100	1,817
Yantai Zhenghai Bio-tech Co., Ltd., Class A	100	326
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	1,800	2,593

23

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#*Yeahka, Ltd.	10,800	$14,223
Yealink Network Technology Corp., Ltd., Class A	2,500	12,181
YGSOFT, Inc., Class A	4,640	3,384
Yibin Tianyuan Group Co., Ltd., Class A	7,500	4,767
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	13,400	22,204
*Yifan Pharmaceutical Co., Ltd., Class A	5,100	9,310
Yifeng Pharmacy Chain Co., Ltd., Class A	6,620	40,105
Yihai International Holding, Ltd.	59,000	122,508
*Yintai Gold Co., Ltd., Class A	8,300	21,194
Yixintang Pharmaceutical Group Co., Ltd., Class A	4,800	13,951
Yonfer Agricultural Technology Co., Ltd., Class A	12,000	19,474
*Yonghui Superstores Co., Ltd., Class A	19,900	6,667
YongXing Special Materials Technology Co., Ltd., Class A	300	1,968
Yonyou Network Technology Co., Ltd., Class A	1,300	2,086
Yotrio Group Co., Ltd., Class A	2,100	785
Youngor Fashion Co., Ltd., Class A	9,300	10,014
Youngy Co., Ltd., Class A	800	4,048
*Youzu Interactive Co., Ltd., Class A	2,900	3,874
YTO Express Group Co., Ltd., Class A	20,600	45,103
Yuexiu Property Co., Ltd.	124,000	74,515
Yuexiu Transport Infrastructure, Ltd.	80,000	39,892
Yunda Holding Co., Ltd., Class A	15,000	16,235
Yunnan Aluminium Co., Ltd., Class A	600	1,190
Yunnan Baiyao Group Co., Ltd., Class A	2,400	18,944
Yunnan Copper Co., Ltd., Class A	23,500	45,555
Yunnan Energy New Material Co., Ltd., Class A	1,100	6,311
Yunnan Tin Co., Ltd., Class A	8,100	18,416
Yusys Technologies Co., Ltd., Class A	200	358
Yutong Bus Co., Ltd., Class A	14,700	52,067
#*Zai Lab, Ltd.	87,200	144,939
Zangge Mining Co., Ltd., Class A	6,400	25,448
ZBOM Home Collection Co., Ltd., Class A	700	1,440
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	1,800	58,877
Zhaojin Mining Industry Co., Ltd., Class H	40,000	65,463
Zhe Jiang Li Zi Yuan Food Co., Ltd., Class A	330	565
Zhefu Holding Group Co., Ltd., Class A	14,100	6,493
*Zhejiang Century Huatong Group Co., Ltd., Class A	20,800	13,421
Zhejiang Cfmoto Power Co., Ltd., Class A	100	1,928
Zhejiang China Commodities City Group Co., Ltd., Class A	1,800	2,172
Zhejiang Chint Electrics Co., Ltd., Class A	5,300	15,090
Zhejiang Communications Technology Co., Ltd., Class A	5,040	2,668
Zhejiang Conba Pharmaceutical Co., Ltd., Class A	6,400	4,359
Zhejiang Crystal-Optech Co., Ltd., Class A	3,300	6,565
Zhejiang Dahua Technology Co., Ltd., Class A	3,900	9,673
Zhejiang Dingli Machinery Co., Ltd., Class A	2,200	19,913
Zhejiang Expressway Co., Ltd., Class H	134,600	88,285
Zhejiang Garden Biopharmaceutical Co., Ltd., Class A	2,100	3,304
Zhejiang Hailiang Co., Ltd., Class A	17,000	21,634
Zhejiang HangKe Technology, Inc. Co., Class A	1,663	4,838
Zhejiang Hangmin Co., Ltd., Class A	5,000	5,322
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	300	262
Zhejiang Huace Film & Television Co., Ltd., Class A	9,700	11,368
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	2,400	5,543
Zhejiang Huayou Cobalt Co., Ltd., Class A	6,600	25,925
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	8,600	9,189
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	1,100	3,238
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	4,100	19,175
*Zhejiang Jingu Co., Ltd., Class A	1,000	758

24

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	6,900	$11,283
Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A	2,500	5,556
Zhejiang Juhua Co., Ltd., Class A	8,200	26,738
Zhejiang Longsheng Group Co., Ltd., Class A	9,900	12,489
Zhejiang Medicine Co., Ltd., Class A	4,400	6,048
Zhejiang Meida Industrial Co., Ltd., Class A	4,000	5,361
*Zhejiang Narada Power Source Co., Ltd., Class A	3,100	4,458
Zhejiang NHU Co., Ltd., Class A	12,400	32,825
Zhejiang Orient Gene Biotech Co., Ltd., Class A	411	1,675
Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	1,600	3,803
Zhejiang Runtu Co., Ltd., Class A	9,800	8,931
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	1,800	5,437
Zhejiang Semir Garment Co., Ltd., Class A	14,900	13,394
Zhejiang Southeast Space Frame Co., Ltd., Class A	400	255
Zhejiang Supor Co., Ltd., Class A	700	5,685
*Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	200	527
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	4,500	10,082
*Zhejiang Wanliyang Co., Ltd., Class A	4,100	3,409
Zhejiang Wanma Co., Ltd., Class A	4,900	5,641
Zhejiang Weiming Environment Protection Co., Ltd., Class A	800	2,427
Zhejiang Weixing New Building Materials Co., Ltd., Class A	13,900	33,653
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	700	2,321
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	3,200	5,184
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	1,400	1,730
Zhejiang Yasha Decoration Co., Ltd., Class A	4,900	2,662
Zhejiang Yinlun Machinery Co., Ltd., Class A	800	2,181
Zhejiang Yongtai Technology Co., Ltd., Class A	2,900	4,010
Zhende Medical Co., Ltd., Class A	100	296
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	25,800	42,554
Zheshang Securities Co., Ltd., Class A	5,600	8,725
*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	79,300	134,445
*Zhongfu Straits Pingtan Development Co., Ltd., Class A	3,100	851
Zhongji Innolight Co., Ltd., Class A	12,700	326,231
Zhongjin Gold Corp., Ltd., Class A	19,000	34,370
Zhongshan Broad Ocean Motor Co., Ltd., Class A	8,500	6,282
Zhongshan Public Utilities Group Co., Ltd., Class A	4,500	4,796
Zhongsheng Group Holdings, Ltd.	105,000	193,052
Zhongtai Securities Co., Ltd., Class A	5,400	4,959
*»Zhongtian Financial Group Co., Ltd., Class A	2,200	–
*Zhongyu Energy Holdings, Ltd.	112,000	70,025
*Zhuhai Huafa Properties Co., Ltd., Class A	14,500	12,535
Zhuzhou CRRC Times Electric Co., Ltd.	41,900	151,074
Zhuzhou Hongda Electronics Corp., Ltd., Class A	800	2,486
Zhuzhou Kibing Group Co., Ltd., Class A	8,900	9,596
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	90,200	68,851
*ZTE Corp., Class H	44,200	96,298
#ZTO Express Cayman, Inc.	9,000	191,940
ZTO Express Cayman, Inc., Sponsored ADR	450	9,445

TOTAL CHINA		61,061,145

COLOMBIA — (0.1%)
Banco de Bogota SA	72	523
Bancolombia SA	6,541	56,806
Bancolombia SA, Sponsored ADR	3,217	105,260
Celsia SA ESP	26,302	27,877
#Grupo Aval Acciones y Valores SA, Sponsored ADR	372	889
Grupo Energia Bogota SA ESP	55,081	34,461
Interconexion Electrica SA ESP	15,097	70,210
Mineros SA	12,487	9,786

25

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
COLOMBIA — (Continued)
Promigas SA ESP	800	$1,355

TOTAL COLOMBIA		307,167

CZECHIA — (0.0%)
Komercni Banka AS	2,099	77,514
ΩMoneta Money Bank AS	2,579	10,417

TOTAL CZECHIA		87,931

EGYPT — (0.0%)
Commercial International Bank - Egypt (CIB), Registered Shares, GDR	18,213	26,992

TOTAL EGYPT		26,992

GREECE — (0.4%)
*Alpha Services and Holdings SA	52,691	89,722
Athens Water Supply & Sewage Co. SA	116	710
Autohellas Tourist and Trading SA	1,614	22,228
Avax SA	1,184	1,879
Bank of Greece	595	8,939
*Ellaktor SA	1,366	3,827
ElvalHalcor SA	708	1,463
Epsilon Net SA	200	2,566
*Eurobank Ergasias Services and Holdings SA	33,481	71,957
Fourlis Holdings SA	2,672	11,828
GEK TERNA SA	1,317	23,630
Hellenic Exchanges - Athens Stock Exchange SA	1,811	9,992
Hellenic Telecommunications Organization SA	3,583	54,709
HELLENiQ ENERGY Holdings S.A.	6,634	59,798
Ideal Holdings SA	1,812	12,129
*Intrakat Technical And Energy Projects SA	1,175	6,784
JUMBO SA	6,258	195,255
Kri-Kri Milk Industry SA	16	183
Motor Oil Hellas Corinth Refineries SA	6,472	187,953
*National Bank of Greece SA	10,147	82,024
OPAP SA	7,877	131,476
*Piraeus Financial Holdings SA	20,124	81,229
Piraeus Port Authority SA	12	318
Quest Holdings SA	112	694
Sarantis SA	645	8,207
Terna Energy SA	1,924	37,524
Thrace Plastics Holding and Co.	88	376

TOTAL GREECE		1,107,400

HUNGARY — (0.2%)
*4iG Nyrt	334	740
Magyar Telekom Telecommunications PLC	15,826	40,089
*Opus Global Nyrt	2,691	2,782
OTP Bank Nyrt	5,591	278,357
Richter Gedeon Nyrt	4,097	104,678

TOTAL HUNGARY		426,646

INDIA — (19.2%)
360 ONE WAM, Ltd.	11,435	107,455
*3i Infotech, Ltd.	4,890	2,283
3M India, Ltd.	33	12,051
*Aarti Drugs, Ltd.	2,549	15,414
Aarti Industries, Ltd.	5,561	49,437
ABB India, Ltd.	1,506	118,059
Accelya Solutions India, Ltd.	69	1,396
*Action Construction Equipment, Ltd.	3,247	59,106
*Adani Green Energy, Ltd.	7,994	172,232
Adani Total Gas, Ltd.	6,033	67,180

26

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Adani Wilmar, Ltd.	104	$446
ADF Foods, Ltd.	180	490
*Aditya Birla Capital, Ltd.	42,039	116,590
Advanced Enzyme Technologies, Ltd.	612	2,898
Aegis Logistics, Ltd.	11,173	92,023
Agro Tech Foods, Ltd.	28	254
Ahluwalia Contracts India, Ltd.	1,991	26,672
*Ajanta Pharma, Ltd.	2,266	60,168
*Akzo Nobel India, Ltd.	1,521	44,660
Alembic Pharmaceuticals, Ltd.	1,807	21,649
Alembic, Ltd.	264	293
Alkem Laboratories, Ltd.	1,482	85,845
*Allcargo Gati, Ltd.	136	174
*Allcargo Logistics, Ltd.	28,816	25,315
Allcargo Terminals, Ltd.	7,204	5,137
Amara Raja Energy & Mobility, Ltd.	12,847	169,325
*Amber Enterprises India, Ltd.	1,463	67,449
Anant Raj, Ltd.	5,408	23,522
Andhra Sugars, Ltd. (The)	516	663
Angel One, Ltd.	4,107	137,165
Apar Industries, Ltd.	1,684	159,045
*APL Apollo Tubes, Ltd.	15,855	295,917
*Apollo Hospitals Enterprise, Ltd.	6,016	428,803
Aptech, Ltd.	948	2,942
Arvind Fashions, Ltd.	6,181	35,559
*Arvind SmartSpaces, Ltd.	72	638
*Asahi India Glass, Ltd.	4,517	32,572
*Ashapura Minechem, Ltd.	2,034	8,112
*Ashiana Housing, Ltd.	200	892
Ashok Leyland, Ltd.	125,435	289,623
*Ashoka Buildcon, Ltd.	8,018	16,798
Asian Paints, Ltd.	20,484	706,047
ΩAster DM Healthcare, Ltd.	7,742	32,305
*Astra Microwave Products, Ltd.	6,339	52,962
*Astral, Ltd.	7,306	185,469
*AstraZeneca Pharma India, Ltd.	226	14,451
ΩAU Small Finance Bank, Ltd.	4,857	36,883
*AurionPro Solutions, Ltd.	640	19,195
Avanti Feeds, Ltd.	2,365	15,094
*ΩAvenue Supermarts, Ltd.	3,030	167,188
Axis Bank, Ltd.	17,230	240,764
*AXISCADES Technologies, Ltd.	1,379	10,494
Bajaj Auto, Ltd.	2,436	259,950
Bajaj Consumer Care, Ltd.	4,503	13,025
*Bajaj Finserv, Ltd.	18,044	349,261
*Bajaj Hindusthan Sugar, Ltd.	42,056	18,095
Bajaj Holdings & Investment, Ltd.	1,255	122,078
Balaji Amines, Ltd.	923	24,253
Balmer Lawrie & Co., Ltd.	2,604	8,547
Balrampur Chini Mills, Ltd.	15,081	71,495
Banco Products India, Ltd.	741	5,540
ΩBandhan Bank, Ltd.	51,041	115,190
Bank of Baroda	49,893	168,331
*Bank of India	52,604	97,786
Bank of Maharashtra	40,171	33,750
*Bannari Amman Sugars, Ltd.	4	127
BASF India, Ltd.	995	44,561
Bata India, Ltd.	3,765	61,782

27

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Bayer CropScience, Ltd.	352	$23,231
BEML, Ltd.	1,965	82,604
Berger Paints India, Ltd.	20,394	124,303
*BF Utilities, Ltd.	1,570	16,225
Bhansali Engineering Polymers, Ltd.	4,752	5,764
Bharat Electronics, Ltd.	175,891	492,766
Bharat Forge, Ltd.	9,118	138,918
*Bharat Heavy Electricals, Ltd.	64,220	216,822
Bharat Petroleum Corp., Ltd.	60,264	438,674
Bharat Rasayan, Ltd.	8	924
Bharti Airtel, Ltd.	37,421	593,049
Biocon, Ltd.	6,336	22,671
Birlasoft, Ltd.	15,699	122,320
*Black Box, Ltd.	6,433	18,493
*BLS International Services, Ltd.	7,340	30,834
Blue Dart Express, Ltd.	519	39,258
Blue Star, Ltd.	6,102	109,419
Bombay Burmah Trading Co.	1,759	32,866
*Bombay Dyeing & Manufacturing Co., Ltd.	3,576	7,417
Bosch, Ltd.	264	92,885
Brigade Enterprises, Ltd.	3,294	40,778
*Brightcom Group, Ltd.	162,205	27,120
*Britannia Industries, Ltd.	4,894	280,136
BSE, Ltd.	4,823	161,284
Canara Bank	18,317	136,538
*Capacit’e Infraprojects, Ltd.	1,991	7,396
*Caplin Point Laboratories, Ltd.	1,083	17,607
Carborundum Universal, Ltd.	3,914	66,720
*Cartrade Tech, Ltd.	947	7,965
Castrol India, Ltd.	52,160	131,844
CE Info Systems, Ltd.	944	22,740
Central Depository Services India, Ltd.	3,674	92,854
*Century Enka, Ltd.	32	181
Century Plyboards India, Ltd.	6,883	52,578
Cera Sanitaryware, Ltd.	540	46,540
CG Power & Industrial Solutions, Ltd.	41,294	274,159
*Chalet Hotels, Ltd.	853	8,842
Chambal Fertilisers and Chemicals, Ltd.	6,717	34,166
Chennai Petroleum Corp., Ltd.	4,416	54,136
Cholamandalam Financial Holdings, Ltd.	3,987	51,455
CIE Automotive India, Ltd.	9,819	57,765
Cigniti Technologies, Ltd.	2,203	35,345
Cipla, Ltd.	11,853	198,885
City Union Bank, Ltd.	35,577	68,522
CMS Info Systems, Ltd.	16,178	80,622
ΩCochin Shipyard, Ltd.	10,730	167,683
Coforge, Ltd.	5,415	331,200
Colgate-Palmolive India, Ltd.	9,621	325,732
Computer Age Management Services, Ltd.	4,288	164,595
*Confidence Petroleum India, Ltd.	2,354	2,534
*Container Corp. Of India, Ltd.	11,845	145,940
*Coromandel International, Ltd.	13,067	189,162
CRISIL, Ltd.	380	19,840
Crompton Greaves Consumer Electricals, Ltd.	36,928	140,920
*CSB Bank, Ltd.	3,417	15,269
Cummins India, Ltd.	5,817	228,358
*Cyient, Ltd.	4,114	89,073
Dabur India, Ltd.	23,053	140,289

28

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Dalmia Bharat Sugar & Industries, Ltd.	32	$156
*Datamatics Global Services, Ltd.	278	1,995
*DB Corp., Ltd.	368	1,246
*DCB Bank, Ltd.	33,424	55,963
*DCM Shriram, Ltd.	1,182	13,683
*Deepak Fertilisers & Petrochemicals Corp., Ltd.	1,880	13,634
*Deepak Nitrite, Ltd.	6,462	188,242
*Delhivery, Ltd.	14,198	76,404
Delta Corp., Ltd.	5,322	7,798
*Dhampur Sugar Mills, Ltd.	1,645	4,648
Dhanuka Agritech, Ltd.	784	13,128
*ΩDilip Buildcon, Ltd.	1,688	9,515
*Dish TV India, Ltd.	84,851	17,949
*Dishman Carbogen Amcis, Ltd.	3,236	9,004
Divi’s Laboratories, Ltd.	2,155	103,374
*Dixon Technologies India, Ltd.	1,962	196,156
*Dollar Industries, Ltd.	32	222
ΩDr. Lal PathLabs, Ltd.	3,003	85,388
Dr. Reddy’s Laboratories, Ltd.	2,389	177,645
Dr. Reddy’s Laboratories, Ltd., Sponsored ADR	1,571	115,421
*Dwarikesh Sugar Industries, Ltd.	4,705	4,116
Dynamatic Technologies, Ltd.	12	1,190
eClerx Services, Ltd.	3,019	89,143
Eicher Motors, Ltd.	5,911	325,701
EID Parry India, Ltd.	10,283	76,226
Elecon Engineering Co., Ltd.	7,181	97,629
*Electrosteel Castings, Ltd.	16,238	37,366
Elgi Equipments, Ltd.	10,787	84,158
Emami, Ltd.	20,055	117,033
*ΩEndurance Technologies, Ltd.	1,314	31,158
Engineers India, Ltd.	20,119	58,980
Epigral, Ltd.	124	1,968
EPL, Ltd.	18,126	39,473
*ΩEquitas Small Finance Bank, Ltd.	21,543	25,058
*ΩEris Lifesciences, Ltd.	4,487	48,182
ESAB India, Ltd.	196	12,486
Escorts Kubota, Ltd.	1,971	79,338
*FDC, Ltd.	2,462	13,380
Federal Bank, Ltd.	107,841	210,160
*Fine Organic Industries, Ltd.	577	30,359
Finolex Cables, Ltd.	4,565	57,626
Finolex Industries, Ltd.	10,500	33,531
Firstsource Solutions, Ltd.	30,161	76,436
*Force Motors, Ltd.	565	64,480
Fortis Healthcare, Ltd.	26,177	137,589
*FSN E-Commerce Ventures, Ltd.	21,141	44,785
Galaxy Surfactants, Ltd.	1,203	37,291
Ganesh Housing Corp., Ltd.	203	1,956
Garden Reach Shipbuilders & Engineers, Ltd.	458	5,429
Gateway Distriparks, Ltd.	20,326	25,993
*Genus Power Infrastructures, Ltd.	6,144	21,948
Gillette India, Ltd.	514	41,077
*GlaxoSmithKline Pharmaceuticals, Ltd.	2,888	72,229
Glenmark Pharmaceuticals, Ltd.	9,569	121,246
*Global Health, Ltd.	4,312	74,688
GMM Pfaudler, Ltd.	1,119	19,188
*Go Fashion India, Ltd.	1,239	16,367
*GOCL Corp., Ltd.	684	3,497

29

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Godawari Power and Ispat, Ltd.	4,218	$44,990
Godrej Consumer Products, Ltd.	9,379	137,083
*Godrej Industries, Ltd.	3,599	41,435
*Godrej Properties, Ltd.	6,861	217,713
Goodyear India, Ltd.	16	224
Granules India, Ltd.	9,437	47,877
Grauer & Weil India, Ltd.	736	785
Gravita India, Ltd.	1,216	14,253
Greaves Cotton, Ltd.	4,862	8,243
*Greenlam Industries, Ltd.	84	610
*Greenply Industries, Ltd.	400	1,230
Grindwell Norton, Ltd.	604	15,395
*Gujarat Alkalies & Chemicals, Ltd.	1,744	16,559
*Gujarat Gas, Ltd.	8,961	58,704
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	7,379	63,026
Gujarat Pipavav Port, Ltd.	12,023	30,412
Gujarat State Petronet, Ltd.	26,665	94,597
Gulf Oil Lubricants India, Ltd.	750	9,249
Happiest Minds Technologies, Ltd.	5,058	49,376
*Hatsun Agro Product, Ltd.	2,613	34,490
Havells India, Ltd.	17,037	339,775
HBL Power Systems, Ltd.	7,436	45,630
HCL Technologies, Ltd.	29,910	489,895
ΩHDFC Asset Management Co., Ltd.	7,183	335,289
HDFC Bank, Ltd.	28,375	516,956
*ΩHDFC Life Insurance Co., Ltd.	16,590	116,050
*HealthCare Global Enterprises, Ltd.	124	544
HEG, Ltd.	1,732	49,029
Heritage Foods, Ltd.	464	1,849
Hero MotoCorp, Ltd.	8,967	488,247
HFCL, Ltd.	66,208	79,748
*HG Infra Engineering, Ltd.	1,234	17,587
HIL, Ltd.	24	772
Himadri Speciality Chemical, Ltd.	14,656	65,871
*Himatsingka Seide, Ltd.	1,130	1,939
Hindustan Aeronautics, Ltd.	7,083	334,416
*Hindustan Construction Co., Ltd.	71,379	32,380
*Hindustan Copper, Ltd.	19,188	88,769
*Hindustan Petroleum Corp., Ltd.	28,585	169,723
Hindustan Unilever, Ltd.	22,369	597,977
Hindware Home Innovation, Ltd.	2,197	9,487
Hitachi Energy India, Ltd.	352	40,411
Honda India Power Products, Ltd.	12	349
Huhtamaki India, Ltd.	124	459
ICICI Bank, Ltd.	28,399	391,559
#ICICI Bank, Ltd., Sponsored ADR	49,877	1,373,114
*ΩICICI Lombard General Insurance Co., Ltd.	12,628	258,905
ΩICICI Prudential Life Insurance Co., Ltd.	13,415	92,112
ΩICICI Securities, Ltd.	3,678	33,337
*IDFC First Bank, Ltd.	252,144	248,257
*IDFC, Ltd.	72,225	105,347
IIFL Securities, Ltd.	1,771	3,046
India Glycols, Ltd.	140	1,410
*Indiabulls Real Estate, Ltd.	46,393	73,730
Indian Bank	12,183	80,053
ΩIndian Energy Exchange, Ltd.	45,535	85,300
Indian Railway Catering & Tourism Corp., Ltd.	12,029	149,757
Indraprastha Gas, Ltd.	19,943	112,149

30

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
IndusInd Bank, Ltd.	9,091	$165,147
Infibeam Avenues, Ltd.	56,572	23,053
Info Edge India, Ltd.	4,357	316,124
Infosys, Ltd.	106,526	1,813,666
#Infosys, Ltd., Sponsored ADR	37,977	634,596
*Inox Wind, Ltd.	1,220	9,177
*Intellect Design Arena, Ltd.	4,787	61,949
IOL Chemicals and Pharmaceuticals, Ltd.	724	3,416
ION Exchange India, Ltd.	3,155	21,474
IRB Infrastructure Developers, Ltd.	69,585	56,711
ΩIRCON International, Ltd.	22,330	67,055
ISGEC Heavy Engineering, Ltd.	725	9,538
ITD Cementation India, Ltd.	9,465	42,988
*ITI, Ltd.	276	1,016
*J. Kumar Infraprojects, Ltd.	1,116	9,044
*Jain Irrigation Systems, Ltd.	7,152	5,357
Jammu & Kashmir Bank, Ltd. (The)	37,607	61,524
*Jamna Auto Industries, Ltd.	20,844	34,825
JB Chemicals & Pharmaceuticals, Ltd.	2,816	64,303
JBM Auto, Ltd.	1,505	34,353
*Jindal Saw, Ltd.	12,972	86,287
JK Paper, Ltd.	5,870	26,956
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	20	303
JTEKT India, Ltd.	3,248	6,785
*Jubilant Pharmova, Ltd.	4,882	39,449
Jupiter Wagons, Ltd.	6,863	33,597
Jyothy Labs, Ltd.	8,370	43,572
Kajaria Ceramics, Ltd.	8,898	128,448
Kalpataru Projects International, Ltd.	7,747	113,801
Kansai Nerolac Paints, Ltd.	2,897	9,713
*Karnataka Bank, Ltd. (The)	19,383	53,721
Karur Vysya Bank, Ltd. (The)	39,954	97,663
Kaveri Seed Co., Ltd.	175	1,821
KEC International, Ltd.	3,861	34,651
KEI Industries, Ltd.	6,511	311,799
*Kennametal India, Ltd.	28	843
*Kesoram Industries, Ltd.	924	2,007
*Kiri Industries, Ltd.	2,144	9,325
Kirloskar Brothers, Ltd.	2,814	44,274
Kirloskar Ferrous Industries, Ltd.	294	2,167
Kirloskar Industries, Ltd.	224	13,882
Kirloskar Oil Engines, Ltd.	9,170	112,361
Kirloskar Pneumatic Co., Ltd.	1,450	18,176
KNR Constructions, Ltd.	10,788	34,354
Kolte-Patil Developers, Ltd.	2,174	13,922
*Kotak Mahindra Bank, Ltd.	10,377	201,971
Kovai Medical Center and Hospital	12	602
KPIT Technologies, Ltd.	18,458	330,551
KPR Mill, Ltd.	1,826	18,533
KRBL, Ltd.	1,469	5,195
*ΩKrishna Institute of Medical Sciences, Ltd.	954	23,249
Krsnaa Diagnostics, Ltd.	84	579
*KSB, Ltd.	318	17,197
Lakshmi Machine Works, Ltd.	280	56,625
Laxmi Organic Industries, Ltd.	244	749
*LG Balakrishnan & Bros, Ltd.	52	798
Lloyds Engineering Works, Ltd.	20,147	16,552
LT Foods, Ltd.	11,867	30,686

31

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Lupin, Ltd.	5,803	$114,473
*Mahanagar Gas, Ltd.	3,971	68,701
Maharashtra Seamless, Ltd.	4,518	48,975
*Mahindra & Mahindra, Ltd.	41,796	1,080,188
*Mahindra Holidays & Resorts India, Ltd.	810	4,097
*Mahindra Lifespace Developers, Ltd.	5,911	45,146
*ΩMahindra Logistics, Ltd.	1,307	7,383
Man Industries India, Ltd.	348	1,678
Man Infraconstruction, Ltd.	11,394	29,633
Mangalore Refinery & Petrochemicals, Ltd.	20,404	61,173
Marico, Ltd.	54,515	338,447
*Marksans Pharma, Ltd.	14,531	28,875
Maruti Suzuki India, Ltd.	1,959	300,942
Mastek, Ltd.	1,618	52,234
*Max Financial Services, Ltd.	1,269	15,375
Max Healthcare Institute, Ltd.	23,391	235,575
*Mayur Uniquoters, Ltd.	92	580
Mazagon Dock Shipbuilders, Ltd.	468	13,175
*Medplus Health Services, Ltd.	3,853	32,182
Meghmani Organics, Ltd.	2,823	2,930
ΩMetropolis Healthcare, Ltd.	2,782	60,609
Minda Corp., Ltd.	3,102	15,171
MOIL, Ltd.	4,968	24,186
Monte Carlo Fashions, Ltd.	28	229
*Morepen Laboratories, Ltd.	2,218	1,331
Motherson Sumi Wiring India, Ltd.	102,963	85,210
Mphasis, Ltd.	7,145	198,230
Mrs Bectors Food Specialities, Ltd.	935	14,303
Narayana Hrudayalaya, Ltd.	6,817	105,160
Natco Pharma, Ltd.	1,731	21,123
National Fertilizers, Ltd.	14,428	18,001
Navin Fluorine International, Ltd.	1,640	67,208
Navneet Education, Ltd.	306	540
*NBCC India, Ltd.	39,852	66,749
NELCO, Ltd.	664	6,018
NESCO, Ltd.	52	540
Newgen Software Technologies, Ltd.	2,191	24,396
*NHPC, Ltd.	144,683	166,816
NIIT Learning Systems, Ltd.	2,149	12,870
NIIT, Ltd.	2,627	3,325
Nilkamal, Ltd.	32	750
ΩNippon Life India Asset Management, Ltd.	12,405	87,518
NOCIL, Ltd.	11,338	36,547
Novartis India, Ltd.	36	447
NRB Bearings, Ltd.	208	784
Nucleus Software Exports, Ltd.	731	12,143
Oberoi Realty, Ltd.	5,779	102,741
Olectra Greentech, Ltd.	1,104	22,847
*One 97 Communications, Ltd.	4,316	19,264
*Oracle Financial Services Software, Ltd.	1,935	176,223
*Orchid Pharma, Ltd.	250	3,232
Orient Electric, Ltd.	10,001	26,184
*Page Industries, Ltd.	415	173,011
Panama Petrochem, Ltd.	152	610
Patanjali Foods, Ltd.	2,310	41,825
*Patel Engineering, Ltd.	24,472	16,894
*PB Fintech, Ltd.	5,816	88,171
*PC Jeweller, Ltd.	11,622	7,264

32

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
PCBL, Ltd.	5,936	$19,255
PDS, Ltd.	1,751	9,755
*Peninsula Land, Ltd.	904	537
*Persistent Systems, Ltd.	8,841	356,941
Petronet LNG, Ltd.	87,369	325,188
Pfizer, Ltd.	28	1,429
*Phoenix Mills, Ltd. (The)	5,369	202,804
PI Industries, Ltd.	4,358	190,859
Pidilite Industries, Ltd.	5,024	183,591
*Piramal Pharma, Ltd.	20,810	35,828
PNC Infratech, Ltd.	12,988	69,823
*Poly Medicure, Ltd.	2,180	42,933
Polycab India, Ltd.	3,036	206,189
*Polyplex Corp., Ltd.	68	753
Power Grid Corp. of India, Ltd.	127,183	460,114
*Power Mech Projects, Ltd.	684	42,989
*Praj Industries, Ltd.	14,722	96,648
ΩPrataap Snacks, Ltd.	16	171
Prestige Estates Projects, Ltd.	9,772	161,654
*Pricol, Ltd.	1,843	9,563
*Prime Focus, Ltd.	384	500
Procter & Gamble Health, Ltd.	554	32,600
Procter & Gamble Hygiene & Health Care, Ltd.	523	101,360
PSP Projects, Ltd.	85	688
Punjab National Bank	40,166	67,901
*Puravankara, Ltd.	1,112	5,210
ΩQuess Corp., Ltd.	6,825	50,993
Radico Khaitan, Ltd.	477	10,045
Rain Industries, Ltd.	4,655	9,736
*Rajesh Exports, Ltd.	6,576	25,012
Rallis India, Ltd.	4,508	14,383
Ramkrishna Forgings, Ltd.	12,496	112,460
Rane Holdings, Ltd.	32	507
*Rashtriya Chemicals & Fertilizers, Ltd.	8,484	15,318
Ratnamani Metals & Tubes, Ltd.	1,803	68,278
Raymond, Ltd.	1,852	46,687
*ΩRBL Bank, Ltd.	54,062	168,660
*Redington, Ltd.	77,189	202,232
*Redtape, Ltd.	9,687	84,858
Reliance Industrial Infrastructure, Ltd.	794	12,607
*Religare Enterprises, Ltd.	9,676	25,461
Rhi Magnesita India, Ltd.	2,978	23,209
Rico Auto Industries, Ltd.	381	634
RITES, Ltd.	6,445	52,839
Rossari Biotech, Ltd.	624	5,603
Route Mobile, Ltd.	3,325	60,731
Rupa & Co., Ltd.	92	301
Safari Industries India, Ltd.	1,526	38,656
Samvardhana Motherson International, Ltd.	154,436	242,844
Sanghvi Movers, Ltd.	1,986	31,312
Sanofi India, Ltd.	358	35,722
ΩSansera Engineering, Ltd.	1,158	14,359
Saregama India, Ltd.	4,132	21,330
Sasken Technologies, Ltd.	24	447
*Savita Oil Technologies, Ltd.	160	1,112
SBI Cards & Payment Services, Ltd.	18,944	165,359
ΩSBI Life Insurance Co., Ltd.	14,562	250,719
Schaeffler India, Ltd.	955	42,234

33

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Schneider Electric Infrastructure, Ltd.	3,437	$33,259
SEAMEC, Ltd.	176	2,285
*SEPC, Ltd.	86,608	20,137
*Sequent Scientific, Ltd.	5,498	8,148
ΩSH Kelkar & Co., Ltd.	979	2,331
Shankara Building Products, Ltd.	229	1,875
Shanthi Gears, Ltd.	24	162
Sharda Cropchem, Ltd.	1,520	6,715
Sharda Motor Industries, Ltd.	16	295
*Shilpa Medicare, Ltd.	4,264	28,126
Shivalik Bimetal Controls, Ltd.	1,667	11,477
*Shoppers Stop, Ltd.	2,486	21,365
*Shree Renuka Sugars, Ltd.	38,309	20,547
Shriram Pistons & Rings, Ltd.	1,744	42,779
Siemens, Ltd.	1,841	128,896
*SIS, Ltd.	1,521	8,520
Siyaram Silk Mills, Ltd.	350	1,961
SKF India, Ltd.	997	55,284
Skipper, Ltd.	122	523
Snowman Logistics, Ltd.	5,326	4,341
Sobha, Ltd.	2,581	54,962
Somany Ceramics, Ltd.	36	272
Sonata Software, Ltd.	16,426	136,066
*South Indian Bank, Ltd. (The)	136,051	50,141
SRF, Ltd.	10,030	315,080
*Star Cement, Ltd.	2,776	7,892
Strides Pharma Science, Ltd.	5,251	56,392
Stylam Industries, Ltd.	16	317
Styrenix Performance Materials, Ltd.	48	951
*Subex, Ltd.	21,167	7,826
Subros, Ltd.	456	3,403
Sudarshan Chemical Industries, Ltd.	152	1,347
Sumitomo Chemical India, Ltd.	4,597	22,099
Sun Pharmaceutical Industries, Ltd.	15,281	275,103
Sun TV Network, Ltd.	7,390	58,049
Sundaram-Clayton, Ltd.	20	397
Sunteck Realty, Ltd.	1,498	7,876
*Suprajit Engineering, Ltd.	4,426	22,425
Supreme Industries, Ltd.	4,496	272,774
Supreme Petrochem, Ltd.	8,925	73,145
Supriya Lifescience, Ltd.	74	352
*Suven Pharmaceuticals, Ltd.	8,131	64,362
*Suzlon Energy, Ltd.	403,869	201,363
*Swan Energy, Ltd.	954	7,094
Swaraj Engines, Ltd.	294	8,699
Symphony, Ltd.	139	1,610
*ΩSyngene International, Ltd.	22,640	186,997
Tamil Nadu Newsprint & Papers, Ltd.	164	540
Tamilnad Mercantile Bank, Ltd.	5,453	31,763
Tanla Platforms, Ltd.	14,973	164,335
*TARC, Ltd.	1,856	3,447
Tata Communications, Ltd.	7,400	153,421
Tata Consultancy Services, Ltd.	30,781	1,409,500
Tata Consumer Products, Ltd.	15,644	207,812
Tata Elxsi, Ltd.	2,989	252,626
*Tata Motors, Ltd.	68,929	832,654
TCI Express, Ltd.	48	594
TD Power Systems, Ltd.	8,092	32,533

34

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*TeamLease Services, Ltd.	321	$12,770
Tech Mahindra, Ltd.	27,359	414,306
*ΩTejas Networks, Ltd.	3,717	50,980
Texmaco Rail & Engineering, Ltd.	13,408	29,287
Thermax, Ltd.	691	38,673
Thirumalai Chemicals, Ltd.	260	854
Thomas Cook India, Ltd.	9,460	23,101
*ΩThyrocare Technologies, Ltd.	100	773
Tide Water Oil Co. India, Ltd.	262	5,607
Tilaknagar Industries, Ltd.	2,144	6,087
Time Technoplast, Ltd.	25,480	84,301
Timken India, Ltd.	1,770	70,864
Titagarh Rail System, Ltd.	4,643	58,866
Titan Co., Ltd.	14,147	608,574
Torrent Pharmaceuticals, Ltd.	5,163	163,520
Transformers & Rectifiers India, Ltd.	1,187	8,921
*TransIndia Real Estate, Ltd.	7,204	4,110
Transport Corp. of India, Ltd.	100	1,051
Trent, Ltd.	5,809	307,026
Triveni Engineering & Industries, Ltd.	4,172	18,118
Triveni Turbine, Ltd.	12,535	80,759
TTK Prestige, Ltd.	1,566	13,185
Tube Investments of India, Ltd.	5,133	230,245
TVS Holdings, Ltd.	440	45,821
TVS Motor Co., Ltd.	16,603	409,920
Uflex, Ltd.	426	2,315
United Breweries, Ltd.	1,621	39,592
United Spirits, Ltd.	25,230	355,909
UNO Minda, Ltd.	10,809	95,606
UPL, Ltd.	17,344	105,422
Usha Martin, Ltd.	5,758	26,021
UTI Asset Management Co., Ltd.	1,074	12,234
*VA Tech Wabag, Ltd.	3,259	37,734
Vaibhav Global, Ltd.	3,448	17,156
Vakrangee, Ltd.	73,798	23,527
*Valor Estate, Ltd.	10,832	30,625
*ΩVarroc Engineering, Ltd.	2,169	13,666
Varun Beverages, Ltd.	9,521	168,822
Vedant Fashions, Ltd.	970	11,086
Vesuvius India, Ltd.	170	9,253
V-Guard Industries, Ltd.	11,061	45,471
Vinati Organics, Ltd.	1,070	20,988
Vindhya Telelinks, Ltd.	32	986
VIP Industries, Ltd.	2,387	15,723
*VL E-Governance & IT Solutions, Ltd.	6,503	5,023
*V-Mart Retail, Ltd.	446	11,554
*Vodafone Idea, Ltd.	352,915	55,833
Voltamp Transformers, Ltd.	397	49,480
Voltas, Ltd.	11,523	203,671
VRL Logistics, Ltd.	352	2,358
*VST Tillers Tractors, Ltd.	16	703
*Welspun Corp., Ltd.	29,846	201,874
Welspun Enterprises, Ltd.	2,701	11,851
West Coast Paper Mills, Ltd.	1,724	13,782
*Whirlpool of India, Ltd.	936	16,903
Wipro, Ltd.	53,165	294,638
#Wipro, Ltd., Sponsored ADR	8,536	46,009
*Wockhardt, Ltd.	5,927	40,239

35

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Wonderla Holidays, Ltd.	182	$2,162
*Yes Bank, Ltd.	406,185	127,304
*Zee Entertainment Enterprises, Ltd.	72,866	128,333
Zensar Technologies, Ltd.	11,078	81,422
*ZF Commercial Vehicle Control Systems India, Ltd.	17	2,789
*Zomato, Ltd.	151,404	350,491
*Zydus Lifesciences, Ltd.	8,984	102,674
Zydus Wellnes, Ltd.	966	19,287

TOTAL INDIA		48,046,724

INDONESIA — (0.5%)
Ace Hardware Indonesia TBK PT	599,400	34,467
*Adi Sarana Armada TBK PT	5,700	272
*Alam Sutera Realty TBK PT	37,600	305
Arwana Citramulia TBK PT	19,100	763
Astra Otoparts TBK PT	33,800	4,324
Avia Avian TBK PT	33,100	1,038
*Bank Neo Commerce TBK PT	570,100	8,625
Bank OCBC Nisp TBK PT	88,100	7,044
*Bank Pan Indonesia TBK PT	203,600	13,961
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	9,800	612
Bank Pembangunan Daerah Jawa Timur TBK PT	11,200	410
Barito Pacific TBK PT	622,225	39,033
*Bintang Oto Global TBK PT	64,400	3,683
BISI International TBK PT	4,200	487
Blue Bird TBK PT	1,300	124
*Bumi Serpong Damai TBK PT	271,700	15,540
*Capital Financial Indonesia TBK PT	80,900	2,562
*Catur Sentosa Adiprana TBK PT	6,900	223
Chandra Asri Pacific TBK PT	75,600	35,220
Ciputra Development TBK PT	358,600	26,575
*Dayamitra Telekomunikasi PT	481,000	16,862
Elang Mahkota Teknologi TBK PT	314,900	7,475
Erajaya Swasembada TBK PT	795,400	19,763
*Gajah Tunggal TBK PT	68,400	4,901
*Garudafood Putra Putri Jaya TBK PT	28,000	713
Hexindo Adiperkasa TBK PT	1,300	472
Impack Pratama Industri TBK PT	515,600	11,225
Indomobil Sukses Internasional TBK PT	26,800	2,266
Indosat TBK PT	47,500	32,134
Industri Jamu Dan Farmasi Sido Muncul TBK PT	582,600	26,156
Jasa Marga Persero TBK PT	187,700	62,336
Kalbe Farma TBK PT	378,900	33,905
Map Aktif Adiperkasa PT	612,600	29,763
Mayora Indah TBK PT	347,600	51,306
*MD Pictures TBK PT	212,200	64,339
Media Nusantara Citra TBK PT	258,000	4,982
Medikaloka Hermina TBK PT	544,000	42,657
*Merdeka Copper Gold TBK PT	141,100	22,822
*Metro Healthcare Indonesia TBK PT	422,400	4,468
Metrodata Electronics TBK PT	296,500	10,667
Metropolitan Kentjana TBK PT	400	683
Mitra Adiperkasa TBK PT	771,000	74,682
Mitra Keluarga Karyasehat TBK PT	160,900	28,697
*MNC Digital Entertainment TBK PT	5,300	945
Mulia Industrindo TBK PT	4,700	111
Nippon Indosari Corpindo TBK PT	7,300	510
Pabrik Kertas Tjiwi Kimia TBK PT	93,000	44,756
*Pacific Strategic Financial TBK PT	38,500	2,687

36

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
*Panin Financial TBK PT	473,800	$8,509
*Paninvest TBK PT	251,500	13,302
Prodia Widyahusada TBK PT	1,100	222
PT Tower Bersama Infrastructure TBK	250,300	30,402
Puradelta Lestari TBK PT	50,400	502
*Sarana Meditama Metropolitan TBK PT	8,800	137
Sarana Menara Nusantara TBK PT	1,566,900	77,574
Sariguna Primatirta TBK PT	6,800	399
Selamat Sempurna TBK PT	99,400	11,004
Siloam International Hospitals TBK PT	182,900	26,996
Sumber Alfaria Trijaya TBK PT	600,500	108,208
Summarecon Agung TBK PT	719,500	22,789
Surya Citra Media TBK PT	591,600	4,694
*Surya Semesta Internusa TBK PT	416,700	27,421
Telkom Indonesia Persero TBK PT	287,400	56,031
Telkom Indonesia Persero TBK PT, Sponsored ADR	3,557	69,184
Tempo Scan Pacific TBK PT	3,400	406
Ultrajaya Milk Industry & Trading Co. TBK PT	10,200	1,167
*»Waskita Karya Persero TBK PT	27,000	63

TOTAL INDONESIA		1,256,561

KOREA, REPUBLIC OF — (13.9%)
*3S Korea Co., Ltd.	644	1,211
ABco Electronics Co., Ltd.	172	1,520
*ABLBio, Inc.	1,590	29,911
*Abpro Bio Co., Ltd.	2,986	1,104
Advanced Nano Products Co., Ltd.	157	13,336
Advanced Process Systems Corp.	1,306	33,073
Aekyung Chemical Co., Ltd.	702	6,349
Aekyung Industrial Co., Ltd.	159	2,399
Ahnlab, Inc.	444	20,399
AJ Networks Co., Ltd.	916	3,185
Ajin Industrial Co., Ltd.	2,010	5,825
*Alteogen, Inc.	602	77,052
*ALUKO Co., Ltd.	4,375	10,541
*Amicogen, Inc.	1,428	7,935
*Aminologics Co., Ltd.	112	121
*Amo Greentech Co., Ltd.	12	91
Amorepacific Corp.	849	104,121
*Amotech Co., Ltd.	408	2,199
*Anam Electronics Co., Ltd.	2,906	3,949
*Ananti, Inc.	2,842	13,119
*Anterogen Co., Ltd.	16	167
Asia Pacific Satellite, Inc.	64	810
Asia Paper Manufacturing Co., Ltd.	3,325	20,425
Atec Co., Ltd.	276	2,902
Avaco Co., Ltd.	438	5,799
Baiksan Co., Ltd.	1,738	17,291
BGF retail Co., Ltd.	1,147	108,799
BGFecomaterials Co., Ltd.	834	2,426
BH Co., Ltd.	185	2,336
*BHI Co., Ltd.	2,351	14,782
*Binex Co., Ltd.	1,144	11,596
Binggrae Co., Ltd.	187	9,661
Bio Plus Co., Ltd.	4,345	20,246
*Biodyne Co., Ltd.	375	2,461
*Bioneer Corp.	340	7,478
BIT Computer Co., Ltd.	1,160	5,086
*BNC Korea Co., Ltd.	2,582	12,012

37

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
BNK Financial Group, Inc.	11,660	$70,782
Boditech Med, Inc.	2,046	23,538
BoKwang Industry Co., Ltd.	52	203
Boryung	3,142	25,348
*Bosung Power Technology Co., Ltd.	592	1,405
*Bukwang Pharmaceutical Co., Ltd.	56	258
Byucksan Corp.	1,457	2,372
*C&C International Corp.	58	3,554
*Cafe24 Corp.	2,827	30,845
*CammSys Corp.	1,987	2,033
Caregen Co., Ltd.	508	8,086
*Celltrion Pharm, Inc.	1,022	71,062
Celltrion, Inc.	4,291	586,788
*Chabiotech Co., Ltd.	894	11,067
Cheil Worldwide, Inc.	8,901	121,849
Chemtronics Co., Ltd.	1,601	32,608
*Chemtros Co., Ltd.	361	1,794
Cheryong Electric Co., Ltd.	776	34,867
*Chips&Media, Inc.	2,347	37,359
*Choil Aluminum Co., Ltd.	76	131
Chong Kun Dang Pharmaceutical Corp.	1,090	82,257
Chongkundang Holdings Corp.	12	535
Choong Ang Vaccine Laboratory	294	2,312
*»Chorokbaem Media Co., Ltd.	710	520
*CJ CGV Co., Ltd.	1,398	5,816
CJ CheilJedang Corp.	475	115,820
CJ Corp.	1,206	111,429
*CJ ENM Co., Ltd.	1,217	66,921
CJ Freshway Corp.	278	4,616
CJ Logistics Corp.	986	87,464
Classys, Inc.	1,451	39,842
CLIO Cosmetics Co., Ltd.	61	1,545
*CMG Pharmaceutical Co., Ltd.	2,022	3,094
*Com2uS Holdings Corp.	962	20,881
*ContentreeJoongAng Corp.	34	330
*Coreana Cosmetics Co., Ltd.	36	82
*Corentec Co., Ltd.	16	107
Cosmax, Inc.	1,104	111,910
*Cosmecca Korea Co., Ltd.	932	24,040
*CosmoAM&T Co., Ltd.	826	90,722
*Cosmochemical Co., Ltd.	808	18,795
Coway Co., Ltd.	8,648	348,523
COWELL FASHION Co., Ltd.	838	1,940
Cowintech Co., Ltd.	955	16,065
*Creative & Innovative System	790	6,550
Creverse, Inc.	32	440
*CrystalGenomics Invites Co., Ltd.	1,896	4,115
*CS Bearing Co., Ltd.	12	71
CS Wind Corp.	1,677	63,702
*CTC BIO, Inc.	482	2,842
Cuckoo Homesys Co., Ltd.	32	535
*Curexo, Inc.	40	355
*D&C Media Co., Ltd.	108	1,934
D.I Corp.	360	5,209
*»DA Technology Co., Ltd.	300	44
Dae Hwa Pharmaceutical Co., Ltd.	189	1,514
Dae Won Kang Up Co., Ltd.	1,594	6,678
*Daea TI Co., Ltd.	1,051	2,350

38

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Daebo Magnetic Co., Ltd.	8	$146
*Daechang Co., Ltd.	6,145	7,038
Daechang Forging Co., Ltd.	1,557	7,559
Daedong Corp.	2,140	18,611
Daeduck Electronics Co., Ltd.	1,921	32,524
Daehan New Pharm Co., Ltd.	134	776
*Dae-Il Corp.	3,254	13,938
*Daejoo Electronic Materials Co., Ltd.	346	23,507
Daesang Corp.	1,094	17,374
Daesang Holdings Co., Ltd.	782	4,894
Daesung Energy Co., Ltd.	200	1,259
*Daewon Cable Co., Ltd.	9,891	23,438
Daewon Media Co., Ltd.	622	4,608
Daewon Pharmaceutical Co., Ltd.	1,675	18,130
*Daewoo Engineering & Construction Co., Ltd.	24,058	66,755
Daewoong Co., Ltd.	1,383	18,832
Daewoong Pharmaceutical Co., Ltd.	447	36,191
Daihan Pharmaceutical Co., Ltd.	16	329
Daishin Securities Co., Ltd.	3,625	41,178
Daol Investment & Securities Co., Ltd.	3,033	6,978
*Dawonsys Co., Ltd.	507	4,952
DB Financial Investment Co., Ltd.	112	345
DB Insurance Co., Ltd.	4,913	345,876
*Dear U Co., Ltd.	877	16,847
*Dentis Co., Ltd.	8	54
Dentium Co., Ltd.	753	70,773
*Dexter Studios Co., Ltd.	177	903
DGB Financial Group, Inc.	14,802	90,819
Digital Daesung Co., Ltd.	76	387
*DIO Corp.	1,491	22,223
DL Holdings Co., Ltd.	585	22,603
DMS Co., Ltd.	92	421
DN Automotive Corp.	188	11,399
DNF Co., Ltd.	251	3,977
Dohwa Engineering Co., Ltd.	764	4,124
Dong-A Socio Holdings Co., Ltd.	123	9,834
Dong-A ST Co., Ltd.	216	10,565
Dongbang Transport Logistics Co., Ltd.	2,166	3,448
Dongjin Semichem Co., Ltd.	4,019	126,203
Dongkoo Bio & Pharma Co., Ltd.	48	232
DongKook Pharmaceutical Co., Ltd.	1,780	21,225
Dongkuk Holdings Co., Ltd.	4,097	24,930
Dongkuk Steel Mill Co., Ltd.	3,853	32,952
*Dongkuk Structures & Construction Co., Ltd.	72	154
Dongsuh Cos., Inc.	1,287	17,758
Dongsung Chemical Co., Ltd.	188	626
Dongsung Finetec Co., Ltd.	2,465	22,900
*»Dongwha Enterprise Co., Ltd.	137	5,581
Dongwha Pharm Co., Ltd.	1,288	8,126
Dongwon F&B Co., Ltd.	40	1,126
Dongwon Systems Corp.	250	7,778
Dongwoon Anatech Co., Ltd.	1,520	22,545
Dongyang E&P, Inc.	448	6,596
Doosan Bobcat, Inc.	6,393	241,455
Doosan Co., Ltd.	932	102,701
*Doosan Enerbility Co., Ltd.	19,390	235,693
*Doosan Fuel Cell Co., Ltd.	1,428	20,592
Doosan Tesna, Inc.	953	33,821

39

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Douzone Bizon Co., Ltd.	1,371	$59,419
*Dream Security Co., Ltd.	116	282
Dreamtech Co., Ltd.	3,434	23,480
*DRTECH Corp.	235	584
*DSK Co., Ltd.	24	113
Duck Yang Industry Co., Ltd.	1,444	5,318
*Duksan Hi-Metal Co., Ltd.	1,545	8,306
*Duksan Techopia Co., Ltd.	150	4,433
Duksung Co., Ltd.	409	2,625
DY Corp.	1,433	6,014
DY POWER Corp.	892	8,461
*Dynamic Design Co., Ltd.	136	718
DYPNF Co., Ltd.	88	1,423
*»E Investment&Development Co., Ltd.	380	72
E1 Corp.	115	5,725
Echo Marketing, Inc.	2,348	23,376
*Eco&Dream Co., Ltd.	117	3,746
Ecoplastic Corp.	2,726	9,102
*Ecopro BM Co., Ltd.	1,499	258,673
*Ecopro Co., Ltd.	5,125	393,803
Ecopro HN Co., Ltd.	688	34,248
Elentec Co., Ltd.	1,639	9,333
E-MART, Inc.	1,489	68,627
*EMKOREA Co., Ltd.	64	130
*EMRO, Inc.	433	21,147
EM-Tech Co., Ltd.	219	5,364
*Enchem Co., Ltd.	159	32,902
ENF Technology Co., Ltd.	1,501	30,463
Eo Technics Co., Ltd.	259	45,069
*Eubiologics Co., Ltd.	830	8,041
Eugene Investment & Securities Co., Ltd.	6,123	19,316
Eugene Technology Co., Ltd.	1,993	77,292
*EV Advanced Material Co., Ltd.	1,282	2,361
*E-World	629	893
*Exem Co., Ltd.	843	1,601
F&F Co., Ltd.	1,627	77,577
Fila Holdings Corp.	4,908	145,596
*Fine M-Tec Co., Ltd.	2,182	13,609
Fine Semitech Corp.	192	4,619
*Firstec Co., Ltd.	399	957
*Foosung Co., Ltd.	2,121	11,924
Galaxia Moneytree Co., Ltd.	224	1,256
*GAMSUNG Corp. Co., Ltd.	4,177	9,686
*Gaon Cable Co., Ltd.	866	30,859
GC Cell Corp.	96	2,674
*GemVax & Kael Co., Ltd.	44	377
*GeneOne Life Science, Inc.	969	1,725
*Genexine, Inc.	1,874	10,183
*Genie Music Corp.	318	721
*Giantstep, Inc.	121	804
Global Standard Technology Co., Ltd.	738	26,165
*Global Tax Free Co., Ltd.	215	723
GOLFZON Co., Ltd.	671	37,966
Gradiant Corp.	1,235	14,547
Grand Korea Leisure Co., Ltd.	2,362	24,336
Green Cross Corp.	282	23,321
Green Cross Holdings Corp.	2,134	24,782
*GS Engineering & Construction Corp.	7,547	89,990

40

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
GS Holdings Corp.	2,292	$74,460
GS Retail Co., Ltd.	5,232	75,446
HAESUNG DS Co., Ltd.	845	30,692
Han Kuk Carbon Co., Ltd.	1,296	10,680
Hana Financial Group, Inc.	21,283	903,923
Hana Materials, Inc.	576	22,588
Hana Micron, Inc.	2,614	51,917
Hana Pharm Co., Ltd.	24	231
*Hana Technology Co., Ltd.	66	2,860
Hana Tour Service, Inc.	763	34,338
*Hanall Biopharma Co., Ltd.	824	21,523
Hancom, Inc.	967	16,792
Handok, Inc.	36	360
Hanil Feed Co., Ltd.	515	1,858
Hanjin Transportation Co., Ltd.	573	8,644
Hankook Shell Oil Co., Ltd.	4	783
Hankook Tire & Technology Co., Ltd.	2,244	95,956
Hanmi Pharm Co., Ltd.	463	106,027
Hanmi Science Co., Ltd.	974	23,961
Hanmi Semiconductor Co., Ltd.	1,654	161,559
HanmiGlobal Co., Ltd.	785	9,264
Hannong Chemicals, Inc.	332	4,355
Hanon Systems	12,869	51,956
Hansae Co., Ltd.	1,375	21,539
Hanshin Machinery Co.	660	2,166
Hansol Chemical Co., Ltd.	789	110,635
Hansol Holdings Co., Ltd.	116	237
*Hansol IONES Co., Ltd.	64	591
Hansol Paper Co., Ltd.	518	4,040
Hansol Technics Co., Ltd.	939	3,811
Hanssem Co., Ltd.	16	655
*Hansung Cleantech Co., Ltd.	6,344	11,728
Hanwha Aerospace Co., Ltd.	3,074	470,408
*Hanwha Engine	361	3,335
*Hanwha Galleria Corp.	5,494	5,561
Hanwha General Insurance Co., Ltd.	7,085	25,836
*Hanwha Investment & Securities Co., Ltd.	11,909	29,167
Hanwha Life Insurance Co., Ltd.	22,463	47,946
*Hanwha Ocean Co., Ltd.	1,162	26,946
Hanwha Solutions Corp.	8,688	160,924
Hanwha Systems Co., Ltd.	2,448	34,858
*Hanyang Digitech Co., Ltd.	1,730	36,237
Hanyang Eng Co., Ltd.	1,311	19,351
HB SOLUTION Co., Ltd.	767	3,535
HD Hyundai Co., Ltd.	2,702	131,767
HD Hyundai Construction Equipment Co., Ltd.	1,816	72,267
HD Hyundai Electric Co., Ltd.	1,445	258,241
*HD Hyundai Energy Solutions Co., Ltd.	334	5,788
*HD Hyundai Heavy Industries Co., Ltd.	330	32,878
HD Hyundai Infracore Co., Ltd.	14,764	88,877
*HD HYUNDAI MIPO	1,214	65,966
*HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	1,122	106,753
HDC Holdings Co., Ltd.	2,813	17,850
HFR, Inc.	248	2,790
Hite Jinro Co., Ltd.	3,293	50,154
*HJ Magnolia Yongpyong Hotel & Resort Corp.	116	235
*HJ Shipbuilding & Construction Co., Ltd.	128	292
HK inno N Corp.	1,323	37,093

41

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
HL Holdings Corp.	28	$687
HL Mando Co., Ltd.	3,271	93,248
*HLB Life Science Co., Ltd.	4,140	51,552
*HLB Therapeutics Co., Ltd.	4,076	33,119
*HLB, Inc.	2,718	218,683
Home Center Holdings Co., Ltd.	1,068	882
*Homecast Co., Ltd.	52	109
Hotel Shilla Co., Ltd.	2,558	110,308
*Hugel, Inc.	264	40,399
Humedix Co., Ltd.	1,780	43,466
Huons Co., Ltd.	87	2,172
Husteel Co., Ltd.	3,660	12,274
Huvitz Co., Ltd.	528	4,985
Hwa Shin Co., Ltd.	2,807	22,198
Hwaseung Enterprise Co., Ltd.	57	388
HYBE Co., Ltd.	344	50,277
Hyosung Advanced Materials Corp.	293	77,909
Hyosung Corp.	943	41,142
Hyosung Heavy Industries Corp.	517	117,083
Hyosung TNC Corp.	459	122,214
Hyundai Autoever Corp.	653	72,760
Hyundai Bioland Co., Ltd.	20	132
Hyundai Department Store Co., Ltd.	665	25,309
Hyundai Elevator Co., Ltd.	1,714	50,226
Hyundai Ezwel Co., Ltd.	48	201
Hyundai Glovis Co., Ltd.	572	75,323
*Hyundai Livart Furniture Co., Ltd.	52	287
Hyundai Marine & Fire Insurance Co., Ltd.	6,841	154,926
Hyundai Motor Co.	5,022	912,034
Hyundai Motor Securities Co., Ltd.	76	489
Hyundai Pharmaceutical Co., Ltd.	40	109
Hyundai Rotem Co., Ltd.	10,274	277,274
Hyundai Steel Co.	1,674	39,182
Hyundai Wia Corp.	1,430	60,114
HyVision System, Inc.	934	14,428
i3system, Inc.	239	7,367
*iA, Inc.	340	94
*ICD Co., Ltd.	52	334
*Il Dong Pharmaceutical Co., Ltd.	239	2,686
Iljin Electric Co., Ltd.	1,957	31,222
Iljin Holdings Co., Ltd.	96	299
Iljin Power Co., Ltd.	710	6,529
Ilyang Pharmaceutical Co., Ltd.	32	321
iMarketKorea, Inc.	84	514
InBody Co., Ltd.	1,657	35,667
Industrial Bank of Korea	17,176	173,363
Innocean Worldwide, Inc.	2,311	38,040
InnoWireless Co., Ltd.	17	315
Innox Advanced Materials Co., Ltd.	1,104	25,841
*Inscobee, Inc.	140	124
*Insun ENT Co., Ltd.	161	763
*Insung Information Co., Ltd.	510	1,039
Intellian Technologies, Inc.	447	20,634
Intelligent Digital Integrated Security Co., Ltd.	161	2,155
*Interflex Co., Ltd.	111	1,180
»Interojo Co., Ltd.	785	14,143
iNtRON Biotechnology, Inc.	341	1,720
Inzi Controls Co., Ltd.	170	940

42

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
IS Dongseo Co., Ltd.	937	$18,305
ISC Co., Ltd.	1,264	67,768
i-SENS, Inc.	551	7,826
*ISU Chemical Co., Ltd.	999	8,818
IsuPetasys Co., Ltd.	3,236	93,772
*ITM Semiconductor Co., Ltd.	12	171
*Jahwa Electronics Co., Ltd.	321	5,934
JASTECH, Ltd.	520	3,318
JB Financial Group Co., Ltd.	9,182	88,425
JC Chemical Co., Ltd.	3,808	17,220
Jeil Pharmaceutical Co., Ltd.	8	96
*Jeisys Medical, Inc.	5,264	36,678
*Jeju Semiconductor Corp.	1,510	24,528
Jinsung T.E.C.	1,023	7,306
*JNK Heaters Co., Ltd.	587	1,794
*JNTC Co., Ltd.	220	3,223
*JoyCity Corp.	426	764
Jusung Engineering Co., Ltd.	3,288	83,027
JVM Co., Ltd.	1,355	29,314
JW Holdings Corp.	184	401
JW Life Science Corp.	40	360
JW Pharmaceutical Corp.	1,238	27,723
*JW Shinyak Corp.	105	139
JYP Entertainment Corp.	2,795	134,886
Kakao Corp.	4,177	146,880
*Kakao Games Corp.	4,337	68,408
KakaoBank Corp.	3,730	67,740
Kangwon Land, Inc.	2,612	29,010
KAON Group Co., Ltd.	1,852	7,517
KB Financial Group, Inc.	11,733	641,788
KB Financial Group, Inc., Sponsored ADR	1,807	97,524
KC Tech Co., Ltd.	259	6,906
KCTC	80	236
KEC Corp.	17,023	16,899
KEPCO Engineering & Construction Co., Inc.	323	15,354
KEPCO Plant Service & Engineering Co., Ltd.	3,190	81,360
*KEYEAST Co., Ltd.	28	117
KG Chemical Corp.	5,310	22,015
KG DONGBUSTEEL	2,808	14,466
KG Eco Solution Co., Ltd.	3,318	21,798
*KG Mobility Co.	4,015	17,924
KGMobilians Co., Ltd.	286	1,041
KH Vatec Co., Ltd.	1,692	18,927
*Kib Plug Energy	17,934	5,411
*KidariStudio, Inc.	319	1,073
KINX, Inc.	206	13,817
KISWIRE, Ltd.	167	3,117
KIWOOM Securities Co., Ltd.	1,418	135,839
*KMW Co., Ltd.	99	1,099
*KNW Co., Ltd.	48	266
Koh Young Technology, Inc.	3,940	46,610
Kolmar BNH Co., Ltd.	298	3,428
Kolmar Korea Co., Ltd.	1,567	56,916
Kolon Corp.	905	10,739
Kolon Enp, Inc.	764	3,997
Kolon Industries, Inc.	1,753	50,861
KoMiCo, Ltd.	24	1,589
*Korea Circuit Co., Ltd.	958	11,125

43

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Korea Electric Terminal Co., Ltd.	383	$17,846
Korea Electronic Power Industrial Development Co., Ltd.	578	3,203
Korea Fuel-Tech Corp.	510	2,742
*Korea Gas Corp.	1,921	38,362
*Korea Information & Communications Co., Ltd.	1,701	10,966
Korea Information Certificate Authority, Inc.	448	1,562
Korea Investment Holdings Co., Ltd.	4,813	234,712
Korea Movenex Co., Ltd.	1,591	5,905
Korea Petrochemical Ind Co., Ltd.	150	14,804
Korea Petroleum Industries Co.	636	7,110
Korea Pharma Co., Ltd.	44	613
Korea United Pharm, Inc.	284	5,075
Korea Zinc Co., Ltd.	233	78,139
Korean Reinsurance Co.	13,343	79,067
*KOSES Co., Ltd.	367	3,999
*Krafton, Inc.	1,663	288,176
*Kt alpha Co., Ltd.	40	148
KT Skylife Co., Ltd.	104	420
KTCS Corp.	3,598	8,330
Kukdong Oil & Chemicals Co., Ltd.	1,509	4,269
*Kum Yang Co., Ltd.	705	48,000
*Kumho HT, Inc.	528	231
Kumho Petrochemical Co., Ltd.	709	70,895
*Kumho Tire Co., Inc.	9,375	47,753
Kumkang Kind Co., Ltd.	2,017	7,983
Kwang Dong Pharmaceutical Co., Ltd.	4,798	23,711
Kwang Myung Electric Co., Ltd.	832	1,613
Kyeryong Construction Industrial Co., Ltd.	24	239
Kyobo Securities Co., Ltd.	2,942	10,707
»Kyongbo Pharmaceutical Co., Ltd.	296	1,593
Kyung Dong Navien Co., Ltd.	594	25,701
Kyung-In Synthetic Corp.	152	378
L&C Bio Co., Ltd.	85	1,248
*L&F Co., Ltd.	499	59,175
*LabGenomics Co., Ltd.	11,644	23,211
*Lake Materials Co., Ltd.	5,887	97,968
*LB Semicon, Inc.	2,546	13,613
Lee Ku Industrial Co., Ltd.	1,429	6,824
LEENO Industrial, Inc.	590	107,149
LG Chem, Ltd.	1,521	442,951
LG Corp.	1,566	89,965
LG Electronics, Inc.	9,391	631,231
LG H&H Co., Ltd.	1,038	315,433
LG HelloVision Co., Ltd.	1,930	4,720
LG Innotek Co., Ltd.	1,100	176,688
LG Uplus Corp.	10,073	71,789
*LigaChem Biosciences, Inc.	390	19,216
LOT Vacuum Co., Ltd.	1,204	17,510
Lotte Chemical Corp.	1,005	78,169
Lotte Chilsung Beverage Co., Ltd.	299	27,453
Lotte Corp.	1,886	37,799
LOTTE Fine Chemical Co., Ltd.	1,262	41,227
Lotte Innovate	250	5,517
*Lotte Non-Life Insurance Co., Ltd.	2,133	5,348
Lotte Rental Co., Ltd.	1,343	26,430
Lotte Shopping Co., Ltd.	526	26,526
Lotte Wellfood Co., Ltd.	158	15,319
LS Corp.	1,890	188,850

44

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
LS Eco Energy, Ltd.	290	$6,358
LS Electric Co., Ltd.	1,160	148,221
*LVMC Holdings	3,430	6,998
LX Hausys, Ltd.	163	5,089
LX Semicon Co., Ltd.	1,136	60,659
M.I.Tech Co., Ltd.	140	793
Macquarie Korea Infrastructure Fund	25,889	236,019
Macrogen, Inc.	206	3,026
Maeil Dairies Co., Ltd.	16	471
MAKUS, Inc.	408	3,696
Mcnex Co., Ltd.	1,082	20,081
*MDS Tech, Inc.	2,454	2,894
*Medipost Co., Ltd.	12	62
Medytox, Inc.	164	16,019
Meerecompany, Inc.	460	10,001
MegaStudyEdu Co., Ltd.	234	10,294
Meritz Financial Group, Inc.	6,987	401,395
META BIOMED Co., Ltd.	2,170	6,649
Mgame Corp.	1,233	4,844
*MiCo, Ltd.	3,049	23,649
*Mirae Asset Life Insurance Co., Ltd.	4,949	17,904
Mirae Asset Securities Co., Ltd.	14,486	79,552
Miwon Commercial Co., Ltd.	8	1,126
Miwon Specialty Chemical Co., Ltd.	8	802
*MNTech Co., Ltd.	915	11,208
*Mobase Electronics Co., Ltd.	2,013	2,747
Modetour Network, Inc.	89	1,081
*Motrex Co., Ltd.	1,701	17,821
MS Autotech Co., Ltd.	72	240
Multicampus Co., Ltd.	12	306
Myoung Shin Industrial Co., Ltd.	1,734	18,518
Namhae Chemical Corp.	1,829	9,475
*Namuga Co., Ltd.	836	8,771
Namyang Dairy Products Co., Ltd.	20	7,481
Nasmedia Co., Ltd.	420	5,747
*Nature & Environment Co., Ltd.	92	69
Nature Holdings Co., Ltd. (The)	252	2,580
NAVER Corp.	1,558	207,869
NCSoft Corp.	830	105,754
Neowiz	634	10,000
*Nepes Ark Corp.	809	16,887
*NEPES Corp.	2,782	35,829
*Neptune Co.	281	1,240
*ΩNetmarble Corp.	1,856	75,067
New Power Plasma Co., Ltd.	92	379
Nexen Corp.	52	161
*Nexon Games Co., Ltd.	1,644	16,034
NEXTIN, Inc.	718	34,287
NH Investment & Securities Co., Ltd.	16,205	146,444
NHN KCP Corp.	673	5,687
Nice Information & Telecommunication, Inc.	24	389
NICE Information Service Co., Ltd.	6,057	46,410
NICE Total Cash Management Co., Ltd.	878	3,780
Nong Shim Holdings Co., Ltd.	8	385
NongShim Co., Ltd.	231	66,520
NOROO Paint & Coatings Co., Ltd.	1,337	9,151
NOVAREX Co., Ltd.	423	3,180
OCI Co., Ltd.	563	38,413

45

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
OCI Holdings Co., Ltd.	1,317	$90,430
ONEJOON Co., Ltd.	48	556
OptoElectronics Solutions Co., Ltd.	12	110
Orion Corp.	2,506	168,445
Ottogi Corp.	127	38,318
Paik Kwang Industrial Co., Ltd.	653	3,714
Pan Ocean Co., Ltd.	10,601	31,525
Paradise Co., Ltd.	1,256	13,686
Park Systems Corp.	427	46,003
Partron Co., Ltd.	2,848	16,547
*Pearl Abyss Corp.	1,004	23,282
*People & Technology, Inc.	1,616	47,062
PharmaResearch Co., Ltd.	520	48,008
*PharmGen Science, Inc.	660	2,540
*Pharmicell Co., Ltd.	890	3,793
Philoptics Co., Ltd.	579	12,568
*POND GROUP Co., Ltd.	483	2,097
Posco DX Co., Ltd.	3,367	99,273
Posco M-Tech Co., Ltd.	707	10,538
*Power Logics Co., Ltd.	2,314	13,394
Protec Co., Ltd.	98	2,769
PSK, Inc.	1,764	37,907
Pulmuone Co., Ltd.	48	426
*Rainbow Robotics	145	18,559
*RaonSecure Co., Ltd.	44	75
*Ray Co., Ltd.	643	6,234
Reyon Pharmaceutical Co., Ltd.	16	160
RFHIC Corp.	587	6,655
*RFTech Co., Ltd.	1,464	4,099
*Robostar Co., Ltd.	152	3,470
*Robotis Co., Ltd.	4	68
Rsupport Co., Ltd.	52	136
S&S Tech Corp.	611	18,700
S-1 Corp.	1,892	81,862
*Sam Chun Dang Pharm Co., Ltd.	174	13,169
*Sambu Engineering & Construction Co., Ltd.	23,223	26,531
Samchully Co., Ltd.	127	8,463
SAMHWA Paints Industrial Co., Ltd.	2,019	11,511
Samick THK Co., Ltd.	956	9,573
*Samil Pharmaceutical Co., Ltd.	538	3,593
Samjin Pharmaceutical Co., Ltd.	87	1,246
*ΩSamsung Biologics Co., Ltd.	379	214,166
*Samsung E&A Co., Ltd.	22,201	424,873
Samsung Electro-Mechanics Co., Ltd.	1,320	148,895
Samsung Electronics Co., Ltd.	85,801	4,811,213
Samsung Electronics Co., Ltd., Registered Shares, GDR	664	935,576
Samsung Fire & Marine Insurance Co., Ltd.	3,680	825,411
*Samsung Heavy Industries Co., Ltd.	16,886	115,457
Samsung Life Insurance Co., Ltd.	2,556	161,819
*Samsung Pharmaceutical Co., Ltd.	3,277	4,073
Samsung Publishing Co., Ltd.	172	2,297
Samsung SDI Co., Ltd.	1,433	449,983
Samsung SDS Co., Ltd.	2,210	256,002
Samsung Securities Co., Ltd.	10,536	290,443
SAMT Co., Ltd.	2,900	7,722
Samwha Capacitor Co., Ltd.	775	28,149
Samyang Foods Co., Ltd.	313	66,921
Samyoung Co., Ltd.	1,083	3,040

46

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Sangbo Corp.	1,322	$1,752
Sangsin Energy Display Precision Co., Ltd.	689	8,071
Satrec Initiative Co., Ltd.	70	2,613
*SD Biosensor, Inc.	3,421	26,089
SeAH Besteel Holdings Corp.	975	15,661
SeAH Steel Corp.	8	796
SeAH Steel Holdings Corp.	217	36,426
Seegene, Inc.	2,555	40,947
Sejin Heavy Industries Co., Ltd.	1,558	7,947
Sekonix Co., Ltd.	1,042	5,730
*Selvas AI, Inc.	383	4,620
Seobu T&D	577	3,173
*Seoul Auction Co., Ltd.	203	1,312
Seoul City Gas Co., Ltd.	4	166
Seoul Semiconductor Co., Ltd.	1,616	11,505
Seoyon Co., Ltd.	1,325	8,973
Seoyon E-Hwa Co., Ltd.	901	12,034
*»Sewon E&C Co., Ltd.	13,994	7,138
SFA Engineering Corp.	1,714	32,058
*SFA Semicon Co., Ltd.	1,834	7,484
SGC Energy Co., Ltd.	256	4,566
Shin Heung Energy & Electronics Co., Ltd.	835	6,223
Shinhan Financial Group Co., Ltd.	19,361	653,491
#Shinhan Financial Group Co., Ltd., Sponsored ADR	2,715	91,631
Shinil Electronics Co., Ltd.	1,296	1,749
Shinsegae Information & Communication Co., Ltd.	200	1,627
Shinsegae International, Inc.	855	11,098
Shinsegae, Inc.	695	83,625
Shinsung Delta Tech Co., Ltd.	1,373	81,659
*Shinsung E&G Co., Ltd.	5,444	8,488
*SHOWBOX Corp.	2,194	5,707
SIMMTECH Co., Ltd.	1,430	31,764
SJG Sejong	2,194	9,414
*SK Biopharmaceuticals Co., Ltd.	594	37,649
*SK Bioscience Co., Ltd.	741	31,418
SK D&D Co., Ltd.	276	2,432
SK Discovery Co., Ltd.	872	28,707
*SK Eternix Co., Ltd.	413	5,973
SK Gas, Ltd.	194	23,174
*ΩSK IE Technology Co., Ltd.	333	14,239
*SK Innovation Co., Ltd.	2,311	185,769
*SK oceanplant Co., Ltd.	1,351	12,815
SK Securities Co., Ltd.	8,890	3,879
SK Telecom Co., Ltd.	415	15,404
#SK Telecom Co., Ltd., ADR	2,811	57,429
*SKC Co., Ltd.	636	50,803
SL Corp.	1,156	28,145
SM Entertainment Co., Ltd.	1,150	65,983
*SMCore, Inc.	28	114
*SMEC Co., Ltd.	2,993	8,954
S-Oil Corp.	3,741	196,781
Solid, Inc.	7,818	32,808
*SOLUM Co., Ltd.	3,357	63,880
Solus Advanced Materials Co., Ltd.	1,230	15,832
Songwon Industrial Co., Ltd.	483	5,032
SOOP Co., Ltd.	906	73,943
Soosan Heavy Industries Co., Ltd.	728	1,053
Soulbrain Co., Ltd.	394	86,092

47

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
SPC Samlip Co., Ltd.	90	$3,803
SPG Co., Ltd.	274	5,591
ST Pharm Co., Ltd.	191	12,907
Straffic Co., Ltd.	36	106
*Studio Dragon Corp.	1,099	33,914
*STX Heavy Industries Co., Ltd.	471	5,490
Suheung Co., Ltd.	8	128
Sung Kwang Bend Co., Ltd.	1,648	13,712
*Sungchang Enterprise Holdings, Ltd.	300	433
Sungwoo Hitech Co., Ltd.	3,662	25,118
*SY Co., Ltd.	997	3,390
*Synergy Innovation Co., Ltd.	326	653
*Synopex, Inc.	3,769	23,889
Systems Technology, Inc.	1,152	30,215
T&L Co., Ltd.	312	13,635
Tae Kyung Industrial Co., Ltd.	1,432	6,248
*Taewoong Co., Ltd.	483	7,828
*Taihan Electric Wire Co., Ltd.	2,822	28,095
TCC Steel	748	28,684
TechWing, Inc.	4,977	125,136
Telechips, Inc.	390	7,337
TES Co., Ltd.	698	12,272
TK Corp.	1,789	16,115
TKG Huchems Co., Ltd.	2,323	33,296
TLB Co., Ltd.	420	8,858
Tokai Carbon Korea Co., Ltd.	311	27,587
Tongyang Life Insurance Co., Ltd.	4,755	18,303
*Tonymoly Co., Ltd.	88	548
Toptec Co., Ltd.	438	2,605
Tovis Co., Ltd.	378	5,202
TS Corp.	1,586	3,661
*TSE Co., Ltd.	106	6,381
*Tuksu Construction Co., Ltd.	276	1,438
TYM Corp.	2,598	9,145
UBCare Co., Ltd.	44	154
Ubiquoss, Inc.	24	297
*Uni-Chem Co., Ltd.	1,414	1,866
Unid Co., Ltd.	334	23,248
Union Semiconductor Equipment & Materials Co., Ltd.	1,862	14,860
Uniquest Corp.	523	2,656
*Unison Co., Ltd.	2,156	1,493
UniTest, Inc.	1,620	17,008
Unitrontech Co., Ltd.	837	3,464
Value Added Technology Co., Ltd.	513	10,931
*VICTEK Co., Ltd.	274	910
*»Vidente Co., Ltd.	34,567	15,582
Vieworks Co., Ltd.	915	18,239
*Vina Tech Co., Ltd.	231	7,889
Vitzro Tech Co., Ltd.	1,020	6,325
Vitzrocell Co., Ltd.	1,791	22,561
*VM, Inc.	222	2,607
*VT Co., Ltd.	1,483	23,713
Webcash Corp.	32	211
*»Wellbiotec Co., Ltd.	1,035	408
*Wemade Co., Ltd.	268	9,172
*Wemade Max Co., Ltd.	258	2,027
WiSoL Co., Ltd.	68	438
*WONIK IPS Co., Ltd.	1,226	33,220

48

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Wonik Materials Co., Ltd.	422	$11,023
Wonik QnC Corp.	1,310	30,331
Woojin, Inc.	922	5,590
*Woongjin Thinkbig Co., Ltd.	1,832	2,850
*Wooree Bio Co., Ltd.	2,116	3,919
Woori Financial Group, Inc.	55,905	575,594
*Woori Technology, Inc.	2,783	2,970
Woory Industrial Co., Ltd.	20	216
Wooshin Systems Co., Ltd.	339	2,033
*Woosu AMS Co., Ltd.	270	571
Worldex Industry & Trading Co., Ltd.	3,416	59,442
*Wysiwyg Studios Co., Ltd.	615	955
Y G-1 Co., Ltd.	382	1,603
*YC Corp.	226	2,263
YG Entertainment, Inc.	1,673	51,324
*YG PLUS	1,592	4,631
*YMT Co., Ltd.	20	186
Youlchon Chemical Co., Ltd.	186	4,515
Youngone Corp.	1,695	47,094
Youngone Holdings Co., Ltd.	635	39,145
Yuanta Securities Korea Co., Ltd.	320	644
Yuhan Corp.	2,054	107,597
Zeus Co., Ltd.	2,274	27,740
Zinus, Inc.	549	5,013

TOTAL KOREA, REPUBLIC OF		34,725,763

KUWAIT — (0.7%)
Agility Public Warehousing Co. KSC	108,266	111,078
Al Ahli Bank of Kuwait KSCP	36,375	28,344
*ALAFCO Aviation Lease & Finance Co. KSCP	35,992	24,774
Ali Alghanim Sons Automotive Co. KSCC	12,537	44,856
Boubyan Bank KSCP	14,583	27,888
Boursa Kuwait Securities Co. KPSC	3,546	23,026
Burgan Bank SAK	47,805	28,093
Combined Group Contracting Co. SAK	7,914	11,280
Gulf Bank KSCP	175,740	147,211
Gulf Cables & Electrical Industries Group Co. KSCP	8,139	33,164
Heavy Engineering & Ship Building Co. KSCP	16,478	45,422
Humansoft Holding Co. KSC	3,939	37,075
*IFA Hotels & Resorts-KPSC	1,256	4,315
Integrated Holding Co. KCSC	18,950	31,070
Kuwait Finance House KSCP	250,440	585,444
Kuwait International Bank KSCP	64,990	33,972
Kuwait Real Estate Co. KSC	60,189	43,188
Kuwait Telecommunications Co.	10,788	19,229
Mezzan Holding Co. KSCC	5,961	14,322
National Bank of Kuwait SAKP	151,583	425,712
Salhia Real Estate Co. KSCP	42,873	60,829
*Warba Bank KSCP	81,475	49,996

TOTAL KUWAIT		1,830,288

MALAYSIA — (1.2%)
Aeon Co. M BHD	700	163
#AFFIN Bank BHD	2,754	1,472
Ajinomoto Malaysia BHD	100	407
Alliance Bank Malaysia BHD	48,900	39,141
AMMB Holdings BHD	77,700	68,379
Ancom Nylex BHD	2,121	458
#*Astro Malaysia Holdings BHD	4,200	268

49

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#Bank Islam Malaysia BHD	42,200	$22,636
#*Berjaya Corp. BHD	10,812	657
#Berjaya Food BHD	44,238	6,303
#Bermaz Auto BHD	70,400	34,075
Cahya Mata Sarawak BHD	49,000	11,294
Carlsberg Brewery Malaysia BHD	7,800	30,530
CIMB Group Holdings BHD	78,200	108,308
*Coastal Contracts BHD	200	63
CTOS Digital BHD	83,300	24,610
Dayang Enterprise Holdings BHD	77,600	42,438
Dialog Group BHD	139,700	70,545
#DRB-Hicom BHD	1,800	528
Duopharma Biotech BHD	1,722	426
*Eastern & Oriental BHD	37,100	7,929
#Eco World Development Group BHD	87,900	26,890
*Ekovest BHD	158,000	14,732
#Formosa Prosonic Industries BHD	600	362
Fraser & Neave Holdings BHD	8,800	58,267
Frontken Corp. BHD	74,400	61,422
Gamuda BHD	121,832	135,553
Gas Malaysia BHD	600	455
Genting Malaysia BHD	72,700	40,215
#Globetronics Technology BHD	18,000	4,752
*Greatech Technology BHD	25,000	23,573
Guan Chong BHD	1,000	574
Heineken Malaysia BHD	11,600	56,535
#Hextar Global BHD	11,700	2,231
Hong Leong Bank BHD	7,500	30,330
Hong Leong Financial Group BHD	1,300	4,554
Hong Leong Industries BHD	200	448
IHH Healthcare BHD	46,900	62,206
#IOI Properties Group BHD	17,900	8,102
#*JAKS Resources BHD	5,500	156
Kelington Group BHD	42,100	24,171
Kerjaya Prospek Group BHD	700	264
*KNM Group BHD	16,500	225
KPJ Healthcare BHD	64,200	27,173
LBS Bina Group BHD	2,100	301
LPI Capital BHD	19,900	50,037
#Magnum BHD	2,900	699
#Mah Sing Group BHD	149,300	39,104
Malayan Banking BHD	80,800	164,732
Malaysia Airports Holdings BHD	51,925	108,800
#*Malaysia Building Society BHD	129,200	21,387
Malaysian Pacific Industries BHD	6,300	39,998
Malaysian Resources Corp. BHD	83,800	11,765
Matrix Concepts Holdings BHD	39,800	15,261
Mi Technovation BHD	800	315
ΩMR DIY Group M BHD	97,800	31,968
My EG Services BHD	492,631	96,513
#Padini Holdings BHD	33,800	25,355
Pecca Group BHD	20,000	5,532
Pentamaster Corp. BHD	28,100	25,141
#Perak Transit BHD	1,350	209
#Petron Malaysia Refining & Marketing BHD	300	310
#Petronas Chemicals Group BHD	23,400	33,243
#Petronas Dagangan BHD	14,900	67,749
PIE Industrial BHD	500	599

50

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Press Metal Aluminium Holdings BHD	57,800	$65,036
Public Bank BHD	362,400	312,852
#Ranhill Utilities BHD	34,800	8,167
RHB Bank BHD	65,450	75,427
Sam Engineering & Equipment M BHD	250	257
Scientex BHD	47,300	41,626
Sime Darby BHD	203,300	119,275
#Sime Darby Property BHD	90,000	18,481
SP Setia BHD Group	161,600	49,437
Sports Toto BHD	144,888	42,806
#Sunway BHD	66,600	49,122
Sunway Construction Group BHD	1,600	1,016
Syarikat Takaful Malaysia Keluarga BHD	27,300	21,165
TIME dotCom BHD	58,200	62,926
*Tropicana Corp. BHD	1,900	597
Uchi Technologies BHD	900	747
#UEM Sunrise BHD	102,500	22,981
#Velesto Energy BHD	464,400	26,273
ViTrox Corp. BHD	11,600	18,108
#VS Industry BHD	166,000	31,652
#WCT Holdings BHD	4,800	528
#Wellcall Holdings BHD	1,600	523
Westports Holdings BHD	10,800	8,848
*Widad Group BHD	85,600	1,166
Yinson Holdings BHD	169,400	86,963
#YTL Power International BHD	13,100	12,626

TOTAL MALAYSIA		2,871,443

MEXICO — (2.4%)
#*Alpek SAB de CV	24,000	17,945
*Alsea SAB de CV	22,800	96,025
America Movil SAB de CV, ADR	8,725	166,298
America Movil SAB de CV, Class B	240,118	229,851
Arca Continental SAB de CV	10,900	106,911
ΩBanco del Bajio SA	29,100	107,871
#Becle SAB de CV	18,600	37,989
Bolsa Mexicana de Valores SAB de CV	36,900	69,692
Coca-Cola Femsa SAB de CV, Sponsored ADR	1,639	162,507
Consorcio ARA SAB de CV	13,100	2,553
Corp Inmobiliaria Vesta SAB de CV	42,305	150,489
Corp. Inmobiliaria Vesta SAB de CV, ADR	1,060	37,641
#El Puerto de Liverpool SAB de CV	8,865	71,113
Fomento Economico Mexicano SAB de CV	3,272	38,486
Fomento Economico Mexicano SAB de CV, Sponsored ADR	2,352	276,736
Genomma Lab Internacional SAB de CV, Class B	107,700	105,623
Gentera SAB de CV	63,319	102,085
Gruma SAB de CV, Class B	765	15,107
#Grupo Aeroportuario del Centro Norte SAB de CV	15,800	175,874
#Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	1,598	141,008
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	2,175	395,480
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	893	307,639
#Grupo Bimbo SAB de CV, Class A	48,375	203,795
#*Grupo Carso SAB de CV, Class A1	7,946	62,832
Grupo Comercial Chedraui SA de CV	18,400	136,684
Grupo Financiero Banorte SAB de CV, Class O	58,744	584,561
*Grupo Financiero Inbursa SAB de CV, Class O	51,457	143,361
Grupo Herdez SAB de CV	9,200	26,447
*Grupo Industrial Saltillo SAB de CV	2,700	3,510
Grupo Mexico SAB de CV, Class B	72,396	449,753

51

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
*Grupo Pochteca SAB de CV	200	$84
#Grupo Rotoplas SAB de CV	9,920	16,902
Grupo Televisa SAB	97,188	57,782
#*Industrias Penoles SAB de CV	9,873	144,058
La Comer SAB de CV	46,303	99,707
Medica Sur SAB de CV, Class B	200	477
Megacable Holdings SAB de CV	61,687	180,552
#*Ollamani SAB	4,859	10,005
Orbia Advance Corp. SAB de CV	87,159	143,948
Organizacion Soriana SAB de CV, Class B	500	996
Promotora y Operadora de Infraestructura SAB de CV	14,165	143,067
Qualitas Controladora SAB de CV	5,700	74,943
Regional SAB de CV	15,511	140,849
Wal-Mart de Mexico SAB de CV	132,400	496,699

TOTAL MEXICO		5,935,935

PERU — (0.1%)
Cia de Minas Buenaventura SAA, Sponsored ADR	780	13,494
Credicorp, Ltd.	1,114	184,490
Intercorp Financial Services, Inc.	773	16,480

TOTAL PERU		214,464

PHILIPPINES — (0.2%)
*8990 Holdings, Inc.	1,300	203
Alliance Global Group, Inc.	130,900	22,841
Ayala Land, Inc.	28,900	14,383
*AyalaLand Logistics Holdings Corp.	4,000	132
Bank of the Philippine Islands	16,796	37,070
*Belle Corp.	17,000	597
D&L Industries, Inc.	88,100	9,532
DM Wenceslao and Associates, Inc.	1,300	128
DoubleDragon Corp.	2,700	369
Ginebra San Miguel, Inc.	300	852
Global Ferronickel Holdings, Inc.	6,000	195
GT Capital Holdings, Inc.	6,370	70,516
International Container Terminal Services, Inc.	23,140	132,587
JG Summit Holdings, Inc.	28,860	16,861
Jollibee Foods Corp.	10,770	43,886
LT Group, Inc.	184,100	32,378
Manila Water Co., Inc.	90,200	38,801
ΩMonde Nissin Corp.	45,800	8,467
Nickel Asia Corp.	218,100	15,177
Petron Corp.	15,000	779
Philippine Stock Exchange, Inc. (The)	60	203
Puregold Price Club, Inc.	42,100	17,272
Rizal Commercial Banking Corp.	2,400	945
Robinsons Land Corp.	63,300	17,094
Robinsons Retail Holdings, Inc.	1,600	996
Security Bank Corp.	10,940	13,512
*Shell Pilipinas Corp.	2,500	466
SM Investments Corp.	1,360	22,365
Vista Land & Lifescapes, Inc.	17,000	441

TOTAL PHILIPPINES		519,048

POLAND — (0.9%)
*11 bit studios SA	60	8,289
AB SA	591	12,824
*Alior Bank SA	7,557	193,860
*ΩAllegro.eu SA	7,372	61,972
*Amica SA	20	349

52

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
*AmRest Holdings SE	2,946	$19,185
Apator SA	72	261
Arctic Paper SA	776	3,935
ASBISc Enterprises PLC	4,107	24,868
Asseco Poland SA	4,115	81,358
Asseco South Eastern Europe SA	80	989
Auto Partner SA	5,723	38,259
Bank Handlowy w Warszawie SA	2,233	61,809
*Bank Ochrony Srodowiska SA	64	251
Bank Polska Kasa Opieki SA	414	17,291
Benefit Systems SA	139	94,813
BNPP Bank Polska SA	531	13,254
Boryszew SA	416	636
Budimex SA	845	143,572
*CCC SA	3,880	90,664
CD Projekt SA	1,425	41,733
Celon Pharma SA	76	285
ComArch SA	12	719
#*Cyfrowy Polsat SA	13,062	32,459
Develia SA	27,528	45,174
*ΩDino Polska SA	1,284	123,726
Dom Development SA	792	34,527
*Fabryki Mebli Forte SA	92	523
Ferro SA	68	578
*Grenevia SA	13,795	8,285
Grupa Kety SA	863	179,903
*ΩHUUUGE, Inc.	3,821	23,325
ING Bank Slaski SA	1,096	86,135
Inter Cars SA	513	67,575
KGHM Polska Miedz SA	3,392	117,907
LPP SA	35	136,063
*Lubawa SA	4,560	4,395
*mBank SA	473	80,168
Mirbud SA	554	1,350
Neuca SA	186	41,923
*NEWAG SA	96	683
#*Pepco Group NV	6,998	33,362
PlayWay SA	4	300
*Polimex-Mostostal SA	3,038	2,626
Powszechny Zaklad Ubezpieczen SA	9,925	125,783
Santander Bank Polska SA	324	44,905
*Selvita SA	8	138
Synektik SA	265	8,461
TEN Square Games SA	711	15,155
Text SA	954	21,219
Unimot SA	371	12,030
VRG SA	440	359
Wirtualna Polska Holding SA	1,333	39,466

TOTAL POLAND		2,199,679

QATAR — (0.6%)
*Aamal Co.	231,249	49,730
Al Meera Consumer Goods Co. QSC	4,749	17,126
Baladna	32,194	11,937
Barwa Real Estate Co.	114,066	88,032
Commercial Bank PSQC (The)	145,593	166,066
Doha Bank QPSC	141,155	57,881
*Estithmar Holding QPSC	18,950	10,664
Gulf International Services QSC	78,239	59,609

53

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
QATAR — (Continued)
Gulf Warehousing Co.	18,051	$16,361
Mannai Corp. QSC	21,081	22,332
Masraf Al Rayan QSC	151,498	104,522
Mazaya Real Estate Development QPSC	58,557	10,470
Medicare Group	356	396
Mesaieed Petrochemical Holding Co.	65,450	34,496
Qatar Aluminum Manufacturing Co.	120,163	46,633
Qatar Fuel QSC	17,979	71,402
Qatar Industrial Manufacturing Co. QSC	512	370
Qatar Insurance Co. SAQ	63,465	39,550
Qatar International Islamic Bank QSC	37,220	102,838
Qatar Islamic Bank SAQ	23,429	117,756
Qatar National Bank QPSC	120,972	460,830
United Development Co. QSC	111,149	33,580
Vodafone Qatar QSC	80,757	39,258
Zad Holding Co.	5,778	22,153

TOTAL QATAR		1,583,992

SAUDI ARABIA — (3.4%)
Abdullah Al Othaim Markets Co.	38,551	128,072
Advanced Petrochemical Co.	211	2,402
Al Babtain Power & Telecommunication Co.	1,106	12,208
Al Hammadi Holding	4,340	64,222
*Al Hassan Ghazi Ibrahim Shaker Co.	850	7,694
*Al Khaleej Training and Education Co.	802	7,014
Al Masane Al Kobra Mining Co.	474	7,520
Al Moammar Information Systems Co.	1,583	66,518
Al Rajhi Bank	39,143	833,874
*Al Rajhi Co. for Co-operative Insurance	711	25,099
*AlAbdullatif Industrial Investment Co.	60	279
Alamar Foods	422	10,565
Alaseel Co.	240	332
*Aldrees Petroleum and Transport Services Co.	4,095	183,863
Alinma Bank	17,596	156,462
*AlJazira Takaful Ta’awuni Co.	156	770
*AlKhorayef Water & Power Technologies Co.	1,132	70,324
*Allianz Saudi Fransi Cooperative Insurance Co.	2,408	13,470
Almunajem Foods Co.	1,727	55,439
*Alujain Corp.	2,870	34,396
Arab National Bank	26,035	214,494
Arabian Contracting Services Co.	1,571	91,732
Arabian Internet & Communications Services Co.	1,455	135,002
*Arabian Shield Cooperative Insurance Co.	2,430	14,694
Arriyadh Development Co.	3,667	22,859
Astra Industrial Group	1,678	77,668
Ataa Educational Co.	630	11,893
Bank AlBilad	21,500	204,647
*Bank Al-Jazira	40,447	174,703
Banque Saudi Fransi	17,830	174,231
Basic Chemical Industries, Ltd.	40	369
Bawan Co.	1,828	23,102
BinDawood Holding Co.	12,914	32,607
Bupa Arabia for Cooperative Insurance Co.	7,899	507,982
Catrion Catering Holding Co.	3,828	129,008
Cenomi Centers	6,015	40,254
*Co. for Cooperative Insurance (The)	4,118	163,596
Dallah Healthcare Co.	1,621	70,448
*Dar Al Arkan Real Estate Development Co.	56,603	200,720
Dr. Sulaiman Al Habib Medical Services Group Co., Class H	3,820	316,347

54

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Electrical Industries Co.	47,941	$60,716
*Emaar Economic City	13,265	27,445
*Fawaz Abdulaziz Al Hokair & Co.	3,028	9,284
Herfy Food Services Co.	52	442
Jarir Marketing Co.	56,040	202,309
L’Azurde Co. for Jewelry	60	247
Leejam Sports Co. JSC	1,362	75,969
*Liva Insurance Co.	120	655
Maharah Human Resources Co.	24,532	41,338
*Methanol Chemicals Co.	1,692	7,624
*Middle East Healthcare Co.	2,329	56,384
Mouwasat Medical Services Co.	8,808	315,628
Nahdi Medical Co.	1,693	62,383
*National Agriculture Development Co. (The)	8,690	81,325
National Co. for Glass Industries (The)	674	7,835
National Co. for Learning & Education	285	11,474
National Gas & Industrialization Co.	2,132	48,374
National Medical Care Co.	1,131	55,546
Retal Urban Development Co.	3,358	8,210
Riyad Bank	56,089	414,245
SABIC Agri-Nutrients Co.	4,730	146,039
*Saudi Arabian Mining Co.	5,627	75,915
Saudi Automotive Services Co.	2,777	62,047
Saudi Awwal Bank	24,613	267,747
Saudi Basic Industries Corp.	5,611	126,414
*Saudi Ceramic Co.	2,279	21,450
Saudi Chemical Co. Holding	37,070	79,564
*Saudi Ground Services Co.	3,283	47,793
Saudi Industrial Investment Group	13,758	85,176
Saudi Marketing Co.	92	639
Saudi National Bank (The)	69,275	694,486
Saudi Paper Manufacturing Co.	1,525	30,934
*Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,941	29,249
*Saudi Printing & Packaging Co.	80	326
*Saudi Public Transport Co.	4,575	24,640
*Saudi Real Estate Co.	3,495	21,041
*Saudi Reinsurance Co.	2,255	16,504
*Saudi Research & Media Group	1,998	128,278
Saudi Tadawul Group Holding Co.	836	59,023
Saudi Telecom Co.	36,683	368,238
Saudia Dairy & Foodstuff Co.	256	24,913
Savola Group (The)	14,744	198,521
*Seera Group Holding	9,719	70,873
*Sinad Holding Co.	236	836
*Takween Advanced Industries Co.	108	405
Theeb Rent A Car Co.	2,465	44,889
United Electronics Co.	3,575	94,651
United International Transportation Co.	5,003	111,249
*Walaa Cooperative Insurance Co.	1,288	10,508

TOTAL SAUDI ARABIA		8,616,660

SOUTH AFRICA — (2.1%)
Adcock Ingram Holdings, Ltd.	224	662
Advtech, Ltd.	21,838	33,252
AECI, Ltd.	9,934	49,529
Afrimat, Ltd.	4,961	16,959
Altron, Ltd., Class A	1,124	680
Anglo American Platinum, Ltd.	1,369	48,096
#Anglogold Ashanti PLC	7,741	177,966

55

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
Anglogold Ashanti PLC	58	$1,344
Aspen Pharmacare Holdings, Ltd.	20,811	247,790
Barloworld, Ltd.	8,917	40,855
Bid Corp., Ltd.	11,889	272,412
Bidvest Group, Ltd. (The)	20,558	268,756
Capitec Bank Holdings, Ltd.	1,337	165,237
Clicks Group, Ltd.	17,311	267,932
Coronation Fund Managers, Ltd.	14,869	24,085
Curro Holdings, Ltd.	2,276	1,295
*DataTec, Ltd.	28,942	56,131
ΩDis-Chem Pharmacies, Ltd.	33,557	58,115
Discovery, Ltd.	16,063	102,540
DRDGOLD, Ltd.	3,426	2,763
DRDGOLD, Ltd., ADR	265	2,067
Famous Brands, Ltd.	469	1,369
FirstRand, Ltd.	69,288	239,695
Foschini Group, Ltd. (The)	15,201	80,364
#Gold Fields, Ltd., Sponsored ADR	29,953	484,340
Grindrod, Ltd.	28,280	19,518
Hudaco Industries, Ltd.	2,931	26,142
Impala Platinum Holdings, Ltd.	2,467	11,099
Investec, Ltd.	8,228	52,402
Invicta Holdings, Ltd.	296	412
Italtile, Ltd.	16,413	8,261
Kumba Iron Ore, Ltd.	3,433	84,482
Lewis Group, Ltd.	92	216
#Life Healthcare Group Holdings, Ltd.	79,755	45,561
#Momentum Metropolitan Holdings	103,721	113,492
Motus Holdings, Ltd.	9,747	43,292
Mpact, Ltd.	540	733
Mr Price Group, Ltd.	15,774	146,471
MTN Group, Ltd.	22,101	106,283
*MultiChoice Group	28,923	184,941
Nedbank Group, Ltd.	5,736	69,661
NEPI Rockcastle NV	35,286	237,917
Netcare, Ltd.	62,657	38,155
Northam Platinum Holdings, Ltd.	5,686	37,774
Old Mutual, Ltd.	185,618	108,598
Omnia Holdings, Ltd.	18,883	53,634
OUTsurance Group, Ltd.	11,809	25,435
ΩPepkor Holdings, Ltd.	64,607	61,260
Pick n Pay Stores, Ltd.	13,872	14,847
PSG Financial Services, Ltd.	70,461	56,524
Raubex Group, Ltd.	316	512
Reunert, Ltd.	14,326	50,426
RFG Holdings, Ltd.	448	319
Sanlam, Ltd.	39,819	143,838
Santam, Ltd.	3,384	53,997
Sappi, Ltd.	26,320	70,929
Shoprite Holdings, Ltd.	7,535	100,710
Sibanye Stillwater, Ltd.	20,846	24,094
#Sibanye Stillwater, Ltd., ADR	2,199	10,225
*Southern Sun, Ltd.	1,656	456
*SPAR Group, Ltd. (The)	12,719	65,338
Spur Corp., Ltd.	176	284
Stadio Holdings, Ltd.	1,044	261
Standard Bank Group, Ltd.	14,315	134,587
Super Group, Ltd.	15,737	23,360

56

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
*Transaction Capital, Ltd.	74,741	$10,793
Truworths International, Ltd.	16,551	66,334
Vodacom Group, Ltd.	4,209	20,212
*We Buy Cars Pty, Ltd.	24,424	25,921
Wilson Bayly Holmes-Ovcon, Ltd.	7,013	52,018
Woolworths Holdings, Ltd.	35,953	114,813
*Zeda, Ltd.	8,402	5,264

TOTAL SOUTH AFRICA		5,166,035

TAIWAN — (19.6%)
91APP, Inc.	1,000	2,724
#Ability Enterprise Co., Ltd.	19,000	23,661
Ability Opto-Electronics Technology Co., Ltd.	2,000	12,683
AcBel Polytech, Inc.	73,886	90,196
Accton Technology Corp.	27,000	382,670
Acer, Inc.	275,000	381,311
ACES Electronic Co., Ltd.	18,000	22,416
*Acon Holding, Inc.	6,000	1,926
Acter Group Corp., Ltd.	10,000	64,185
ADATA Technology Co., Ltd.	20,110	61,759
Addcn Technology Co., Ltd.	4,000	24,691
*Adimmune Corp.	24,000	20,122
Advanced Ceramic X Corp.	4,000	27,087
Advanced Energy Solution Holding Co., Ltd.	4,000	77,391
Advanced International Multitech Co., Ltd.	3,000	6,919
*Advanced Optoelectronic Technology, Inc.	24,000	19,827
Advanced Power Electronics Corp.	8,000	20,122
Advancetek Enterprise Co., Ltd.	40,000	71,126
Advantech Co., Ltd.	12,399	144,697
AIC, Inc.	3,000	29,068
Airtac International Group	3,000	106,873
Alchip Technologies, Ltd.	2,000	191,634
*ALI Corp.	13,000	9,182
All Ring Tech Co., Ltd.	10,000	76,316
Allied Supreme Corp.	3,000	39,248
#Allis Electric Co., Ltd.	18,540	83,129
Alltek Technology Corp.	25,000	26,565
Alltop Technology Co., Ltd.	3,000	20,407
Altek Corp.	25,000	29,943
Amazing Microelectronic Corp.	8,000	24,814
Ampak Technology, Inc.	3,000	11,332
AMPOC Far-East Co., Ltd.	8,000	24,298
Anji Technology Co., Ltd.	1,000	1,153
Anpec Electronics Corp.	6,000	37,406
AP Memory Technology Corp.	5,000	58,350
Apac Opto Electronics, Inc.	2,000	6,204
Apacer Technology, Inc.	8,000	16,608
APCB, Inc.	7,000	4,407
Apex Biotechnology Corp.	4,000	4,134
Arcadyan Technology Corp.	8,000	42,504
Argosy Research, Inc.	7,000	34,718
ASE Technology Holding Co., Ltd.	103,000	468,153
#ASE Technology Holding Co., Ltd., ADR	4,870	48,895
Asia Cement Corp.	70,000	93,944
Asia Electronic Material Co., Ltd.	8,000	5,294
Asia Optical Co., Inc.	22,000	43,376
Asia Polymer Corp.	14,000	8,341
Asia Vital Components Co., Ltd.	26,337	528,972
ASIX Electronics Corp.	3,000	10,872

57

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
ASMedia Technology, Inc.	1,000	$59,886
ASPEED Technology, Inc.	2,000	189,485
Asustek Computer, Inc.	28,000	369,756
ATE Energy International Co., Ltd.	6,000	5,832
AURAS Technology Co., Ltd.	3,000	73,706
Avalue Technology, Inc.	6,000	22,572
Avermedia Technologies	6,000	6,762
*Azurewave Technologies, Inc.	4,000	5,417
Bafang Yunji International Co., Ltd.	2,000	10,472
*Bank of Kaohsiung Co., Ltd.	2,706	964
BenQ Materials Corp.	3,000	3,188
BES Engineering Corp.	217,000	117,956
*Biostar Microtech International Corp.	12,000	7,536
Bizlink Holding, Inc.	6,038	42,742
Bora Pharmaceuticals Co., Ltd.	3,000	70,481
Brave C&H Supply Co., Ltd.	6,000	30,864
Brighton-Best International Taiwan, Inc.	23,000	24,581
Browave Corp.	9,000	29,436
C Sun Manufacturing, Ltd.	6,000	24,691
Capital Securities Corp.	123,000	94,058
#Castles Technology Co., Ltd.	26,250	103,591
Caswell, Inc.	4,000	14,065
Cathay Financial Holding Co., Ltd.	213,979	331,857
#Cathay Real Estate Development Co., Ltd.	80,000	94,097
CCP Contact Probes Co., Ltd.	8,000	11,277
*Central Reinsurance Co., Ltd.	33,284	27,701
Century Iron & Steel Industrial Co., Ltd.	8,000	54,911
Chaintech Technology Corp.	1,000	1,158
Chang Hwa Commercial Bank, Ltd.	61,025	34,203
Chang Wah Electromaterials, Inc.	27,000	37,065
Chang Wah Technology Co., Ltd.	31,000	38,652
Channel Well Technology Co., Ltd.	27,000	62,687
#Chant Sincere Co., Ltd.	4,000	8,796
CHC Healthcare Group	18,000	30,735
Chenbro Micom Co., Ltd.	1,000	8,845
Cheng Loong Corp.	37,000	33,180
Cheng Mei Materials Technology Corp.	35,699	14,636
Cheng Uei Precision Industry Co., Ltd.	17,000	24,329
#Chenming Electronic Technology Corp.	7,000	15,822
Chia Chang Co., Ltd.	12,000	16,879
Chicony Electronics Co., Ltd.	37,000	230,099
*Chicony Power Technology Co., Ltd.	10,000	53,283
China Bills Finance Corp.	51,000	23,885
China Chemical & Pharmaceutical Co., Ltd.	19,000	12,808
*China Development Financial Holding Corp.	541,000	226,787
China General Plastics Corp.	27,000	15,174
China Glaze Co., Ltd.	15,000	11,793
*China Man-Made Fiber Corp.	95,000	22,348
China Metal Products	16,000	23,340
China Steel Chemical Corp.	9,000	31,233
China Wire & Cable Co., Ltd.	3,000	4,068
*Ching Feng Home Fashions Co., Ltd.	1,000	768
#Chipbond Technology Corp.	60,000	140,225
Chlitina Holding, Ltd.	3,000	17,321
Chong Hong Construction Co., Ltd.	16,000	62,895
Chroma ATE, Inc.	12,000	98,213
Chun Yuan Steel Industry Co., Ltd.	1,000	693
Chung Hung Steel Corp.	49,000	34,987

58

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Chung Hwa Chemical Industrial Works, Ltd.	2,000	$1,833
Chung Hwa Pulp Corp.	17,000	12,086
Chung-Hsin Electric & Machinery Manufacturing Corp.	61,000	344,696
Chunghwa Precision Test Tech Co., Ltd.	2,000	29,083
Chunghwa Telecom Co., Ltd., Sponsored ADR	2,648	99,856
*Cleanaway Co., Ltd.	5,000	29,713
CoAsia Electronics Corp.	25,000	22,572
Compal Electronics, Inc.	354,000	389,202
#Compucase Enterprise	4,000	9,397
Continental Holdings Corp.	28,000	32,676
Contrel Technology Co., Ltd.	18,000	20,177
Coremax Corp.	5,457	10,927
Coretronic Corp.	33,000	104,385
Co-Tech Development Corp.	9,000	18,049
Coxon Precise Industrial Co., Ltd.	20,000	10,411
Crowell Development Corp.	2,000	3,071
CTBC Financial Holding Co., Ltd.	640,000	670,229
CTCI Corp.	25,000	39,693
Cub Elecparts, Inc.	3,000	10,319
CviLux Corp.	2,000	2,672
CyberPower Systems, Inc.	4,200	33,794
*CyberTAN Technology, Inc.	31,000	20,516
DA CIN Construction Co., Ltd.	28,200	50,057
Da-Li Development Co., Ltd.	33,050	64,249
Darfon Electronics Corp.	18,000	34,992
Darwin Precisions Corp.	54,000	28,192
Daxin Materials Corp.	9,000	42,289
De Licacy Industrial Co., Ltd.	1,060	436
Delta Electronics, Inc.	38,000	374,025
Depo Auto Parts Ind Co., Ltd.	7,000	42,457
Dimerco Data System Corp.	7,000	27,732
Dimerco Express Corp.	10,500	30,215
D-Link Corp.	74,000	40,679
Drewloong Precision, Inc.	1,000	4,775
Dynapack International Technology Corp.	12,000	35,821
E Ink Holdings, Inc.	20,000	128,985
E&R Engineering Corp.	2,000	5,694
E.Sun Financial Holding Co., Ltd.	315,004	265,067
Eastech Holding, Ltd.	4,000	13,758
Eclat Textile Co., Ltd.	6,000	94,896
Edimax Technology Co., Ltd.	18,000	8,071
Edison Opto Corp.	10,000	7,371
Edom Technology Co., Ltd.	4,000	2,868
Elan Microelectronics Corp.	19,000	95,986
E-Lead Electronic Co., Ltd.	4,000	6,830
Elite Advanced Laser Corp.	7,000	13,608
Elite Material Co., Ltd.	19,000	240,403
Elite Semiconductor Microelectronics Technology, Inc.	47,000	128,463
*Elitegroup Computer Systems Co., Ltd.	22,000	20,742
eMemory Technology, Inc.	3,000	204,994
Emerging Display Technologies Corp.	11,000	10,658
Ennoconn Corp.	15,000	151,096
Eris Technology Corp.	2,000	18,826
Eson Precision Ind Co., Ltd.	4,000	6,879
Eternal Materials Co., Ltd.	50,000	48,676
#Etron Technology, Inc.	133,844	196,890
Ever Supreme Bio Technology Co., Ltd.	1,000	6,434
Evergreen Aviation Technologies Corp.	10,000	33,782

59

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Everlight Chemical Industrial Corp.	37,000	$23,067
Everlight Electronics Co., Ltd.	40,000	77,514
*Evertop Wire Cable Corp.	2,000	1,609
Excellence Opto, Inc.	5,000	4,906
Far Eastern Department Stores, Ltd.	18,000	18,767
Far Eastern International Bank	369,000	173,950
Far Eastern New Century Corp.	99,000	98,811
#Far EasTone Telecommunications Co., Ltd.	51,000	126,553
Faraday Technology Corp.	27,004	243,817
Farglory F T Z Investment Holding Co., Ltd.	3,000	5,353
Farglory Land Development Co., Ltd.	18,000	40,520
Feedback Technology Corp.	4,000	14,925
Feng Hsin Steel Co., Ltd.	9,000	19,458
#Feng TAY Enterprise Co., Ltd.	24,520	121,990
Firich Enterprises Co., Ltd.	13,000	11,478
First Financial Holding Co., Ltd.	426,170	357,956
First Insurance Co., Ltd. (The)	2,000	1,299
Fitipower Integrated Technology, Inc.	3,900	29,464
FLEXium Interconnect, Inc.	28,000	78,595
Flytech Technology Co., Ltd.	9,000	23,438
FocalTech Systems Co., Ltd.	23,000	59,615
#Forcecon Tech Co., Ltd.	4,000	20,453
Formosa International Hotels Corp.	4,000	28,929
Formosa Plastics Corp.	42,000	88,355
Formosan Union Chemical	19,000	11,407
Fortune Electric Co., Ltd.	7,000	182,083
Founding Construction & Development Co., Ltd.	5,000	4,108
Foxsemicon Integrated Technology, Inc.	6,000	55,648
Fu Hua Innovation Co., Ltd.	54,510	56,248
Fubon Financial Holding Co., Ltd.	212,100	450,099
Fulgent Sun International Holding Co., Ltd.	11,000	40,707
Fusheng Precision Co., Ltd.	6,000	51,594
G Shank Enterprise Co., Ltd.	9,353	21,313
Gamania Digital Entertainment Co., Ltd.	9,000	21,227
Gemtek Technology Corp.	36,000	36,761
Genius Electronic Optical Co., Ltd.	5,000	67,717
GeoVision, Inc.	3,000	4,938
Getac Holdings Corp.	19,000	61,268
Giant Manufacturing Co., Ltd.	19,036	127,737
Gigabyte Technology Co., Ltd.	42,000	385,664
*Gigasolar Materials Corp.	6,000	29,114
*Gigastorage Corp.	36,000	23,162
Global Unichip Corp.	6,000	252,441
*Globe Union Industrial Corp.	10,111	5,729
Gloria Material Technology Corp.	19,000	31,626
GMI Technology, Inc.	24,000	34,089
Goldsun Building Materials Co., Ltd.	56,000	82,636
Gordon Auto Body Parts	4,000	4,201
*Grand Fortune Securities Co., Ltd.	16,000	7,886
Grape King Bio, Ltd.	8,000	38,450
Great China Metal Industry	1,000	737
*Great Tree Pharmacy Co., Ltd.	4,912	42,389
Greatek Electronics, Inc.	16,000	29,974
Group Up Industrial Co., Ltd.	1,000	5,620
GTM Holdings Corp.	1,000	1,021
Gudeng Precision Industrial Co., Ltd.	1,000	12,991
Harvatek Corp.	11,000	8,074
Hey Song Corp.	20,000	25,920

60

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Highwealth Construction Corp.	55,000	$74,826
Hiwin Technologies Corp.	7,000	49,767
Hocheng Corp.	10,000	5,973
Holy Stone Enterprise Co., Ltd.	11,200	33,364
Hon Hai Precision Industry Co., Ltd.	251,000	1,202,506
Hong Pu Real Estate Development Co., Ltd.	18,000	20,619
*Hong TAI Electric Industrial	12,000	13,525
Hotai Motor Co., Ltd.	10,060	191,548
Hsin Kuang Steel Co., Ltd.	8,000	14,446
#*HTC Corp.	67,000	87,757
Hu Lane Associate, Inc.	3,000	14,327
HUA ENG Wire & Cable Co., Ltd.	5,000	5,536
Hua Nan Financial Holdings Co., Ltd.	258,000	187,387
Huaku Development Co., Ltd.	22,000	112,155
Huang Hsiang Construction Corp.	8,000	14,250
Hung Ching Development & Construction Co., Ltd.	21,000	36,696
Hung Sheng Construction, Ltd.	23,000	19,283
Hwacom Systems, Inc.	14,000	8,922
Ibase Technology, Inc.	11,000	27,937
*IBF Financial Holdings Co., Ltd.	157,000	70,154
Ichia Technologies, Inc.	21,000	21,411
I-Chiun Precision Industry Co., Ltd.	7,000	15,801
Innodisk Corp.	8,059	73,012
Inpaq Technology Co., Ltd.	6,000	15,736
Insyde Software Corp.	1,000	7,294
Integrated Service Technology, Inc.	3,000	13,359
#International Games System Co., Ltd.	14,000	429,949
Inventec Corp.	177,000	288,640
ITE Technology, Inc.	7,000	35,901
ITEQ Corp.	17,000	57,168
Jarllytec Co., Ltd.	5,000	34,166
Jean Co., Ltd.	13,096	12,568
Jentech Precision Industrial Co., Ltd.	6,000	180,026
Jess-Link Products Co., Ltd.	6,000	26,626
Johnson Health Tech Co., Ltd.	6,000	15,368
JPP Holding Co., Ltd.	4,000	19,348
JSL Construction & Development Co., Ltd.	3,000	13,221
#Kaori Heat Treatment Co., Ltd.	4,000	53,191
KEE TAI Properties Co., Ltd.	31,000	15,185
Kenda Rubber Industrial Co., Ltd.	15,000	15,317
Kerry TJ Logistics Co., Ltd.	1,000	1,299
Keystone Microtech Corp.	1,000	9,152
Kindom Development Co., Ltd.	31,000	53,599
King Slide Works Co., Ltd.	2,000	75,548
King’s Town Bank Co., Ltd.	52,000	89,589
Kinik Co.	2,000	15,662
Kinko Optical Co., Ltd.	1,000	765
Kinpo Electronics	60,000	26,995
KNH Enterprise Co., Ltd.	8,000	5,356
Ko Ja Cayman Co., Ltd.	3,000	4,662
KS Terminals, Inc.	8,000	18,623
Kung Long Batteries Industrial Co., Ltd.	1,000	4,238
*Kung Sing Engineering Corp.	52,000	22,597
Kuo Toong International Co., Ltd.	15,000	38,465
*Kuo Yang Construction Co., Ltd.	5,000	4,353
Kwong Lung Enterprise Co., Ltd.	9,000	16,501
L&K Engineering Co., Ltd.	23,571	196,896
La Kaffa International Co., Ltd.	1,000	3,762

61

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
LandMark Optoelectronics Corp.	6,000	$25,244
Lanner Electronics, Inc.	11,120	32,579
Largan Precision Co., Ltd.	2,000	134,205
Laster Tech Corp., Ltd.	12,000	15,773
Lelon Electronics Corp.	9,000	20,868
*Leofoo Development Co., Ltd.	5,000	3,225
Lian HWA Food Corp.	1,100	3,311
Lien Hwa Industrial Holdings Corp.	39,890	81,343
Lite-On Technology Corp.	71,000	218,046
Long Da Construction & Development Corp.	20,000	29,083
Longchen Paper & Packaging Co., Ltd.	56,125	26,889
Longwell Co.	10,000	24,139
Lotes Co., Ltd.	4,051	179,149
#Lotus Pharmaceutical Co., Ltd.	12,000	119,034
Lumax International Corp., Ltd.	9,000	30,127
*Lung Yen Life Service Corp.	17,000	22,998
Luxe Green Energy Technology Co., Ltd.	2,000	2,098
#LuxNet Corp.	4,205	15,690
M3 Technology, Inc.	1,000	4,591
M31 Technology Corp.	1,000	36,853
Machvision, Inc.	2,000	28,745
Makalot Industrial Co., Ltd.	15,000	180,579
Marketech International Corp.	7,000	34,073
Materials Analysis Technology, Inc.	9,466	85,468
MediaTek, Inc.	41,000	1,249,063
Mega Financial Holding Co., Ltd.	198,983	244,436
*Mercuries & Associates Holding, Ltd.	31,000	13,471
Mercuries Data Systems, Ltd.	3,152	2,841
*Mercuries Life Insurance Co., Ltd.	304,512	53,586
Merida Industry Co., Ltd.	13,000	93,821
Merry Electronics Co., Ltd.	16,000	59,456
METAAGE Corp.	8,000	14,029
Microbio Co., Ltd.	13,000	16,688
Micro-Star International Co., Ltd.	55,000	269,409
MIN AIK Technology Co., Ltd.	1,000	863
Mirle Automation Corp.	6,000	8,964
#momo.com, Inc.	10,300	139,813
MOSA Industrial Corp.	12,000	8,292
Motech Industries, Inc.	30,000	24,599
MPI Corp.	17,000	231,282
MSSCORPS Co., Ltd.	4,000	17,566
*My Humble House Hospitality Management Consulting	2,000	4,091
Nak Sealing Technologies Corp.	2,000	7,954
Nan Pao Resins Chemical Co., Ltd.	4,000	43,609
Nan Ya Plastics Corp.	112,000	195,025
Nang Kuang Pharmaceutical Co., Ltd.	2,000	2,782
Nantex Industry Co., Ltd.	32,000	32,774
#Netronix, Inc.	2,000	6,664
*New Asia Construction & Development Corp.	3,000	1,147
Nichidenbo Corp.	17,000	31,690
Nien Made Enterprise Co., Ltd.	7,000	81,905
#Novatek Microelectronics Corp.	33,000	626,313
Nuvoton Technology Corp.	33,000	131,242
O-Bank Co., Ltd.	74,000	22,680
*Ocean Plastics Co., Ltd.	13,000	15,490
Orient Semiconductor Electronics, Ltd.	33,000	64,962
Oriental Union Chemical Corp.	42,000	22,379
Pacific Hospital Supply Co., Ltd.	1,000	2,795

62

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Pan Jit International, Inc.	25,000	$43,532
Pan-International Industrial Corp.	38,000	40,028
Panion & BF Biotech, Inc.	3,000	8,854
#Parade Technologies, Ltd.	5,000	115,011
Parpro Corp.	2,000	2,036
*PChome Online, Inc.	17,677	17,073
#PCL Technologies, Inc.	5,000	11,209
Pegatron Corp.	167,000	501,072
#Pegavision Corp.	2,000	32,185
*PharmaEssentia Corp.	9,000	81,122
*Phihong Technology Co., Ltd.	22,000	36,146
Phison Electronics Corp.	11,000	237,485
Pixart Imaging, Inc.	6,000	29,206
Pou Chen Corp.	80,000	88,815
Powertech Technology, Inc.	57,000	305,463
Poya International Co., Ltd.	2,020	31,018
President Chain Store Corp.	23,000	193,538
President Securities Corp.	56,000	47,552
Primax Electronics, Ltd.	47,000	140,010
Prince Housing & Development Corp.	68,000	26,522
Promate Electronic Co., Ltd.	19,000	50,298
Qisda Corp.	107,000	136,042
Quang Viet Enterprise Co., Ltd.	4,000	13,267
Quanta Computer, Inc.	74,000	590,873
Quanta Storage, Inc.	7,000	19,369
*Radium Life Tech Co., Ltd.	67,000	24,486
Raydium Semiconductor Corp.	2,000	26,227
Realtek Semiconductor Corp.	24,000	381,795
Rechi Precision Co., Ltd.	30,000	25,567
*Rexon Industrial Corp., Ltd.	6,000	9,305
*Rich Development Co., Ltd.	84,000	33,665
*Ritek Corp.	3,000	703
Ruby Tech Corp.	1,000	1,861
Ruentex Engineering & Construction Co.	3,000	16,123
Run Long Construction Co., Ltd.	22,000	77,022
Sakura Development Co., Ltd.	4,318	10,012
Sampo Corp.	18,000	16,031
San Fang Chemical Industry Co., Ltd.	1,000	935
San Fu Chemical Co., Ltd.	6,000	26,810
Sanyang Motor Co., Ltd.	60,000	155,519
Savior Lifetec Corp.	6,000	3,943
#Scientech Corp.	4,000	41,521
ScinoPharm Taiwan, Ltd.	4,000	3,526
SciVision Biotech, Inc.	1,000	3,286
SDI Corp.	6,000	19,440
Senao Networks, Inc.	2,000	11,117
Sercomm Corp.	39,000	148,517
Sesoda Corp.	13,000	12,656
Shanghai Commercial & Savings Bank, Ltd. (The)	88,000	125,533
Sharehope Medicine Co., Ltd.	5,250	5,167
ShenMao Technology, Inc.	16,000	31,792
Shih Her Technologies, Inc.	4,000	13,206
Shihlin Electric & Engineering Corp.	15,000	134,513
*Shin Kong Financial Holding Co., Ltd.	887,000	235,084
Shin Ruenn Development Co., Ltd.	12,000	30,330
Shin Zu Shing Co., Ltd.	12,000	64,124
*Shining Building Business Co., Ltd.	31,000	11,662
Shinkong Insurance Co., Ltd.	14,000	41,490

63

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Shinkong Synthetic Fibers Corp.	87,000	$45,688
Shiny Chemical Industrial Co., Ltd.	7,000	37,406
Shuttle, Inc.	32,000	17,591
Sigurd Microelectronics Corp.	42,000	95,707
Silergy Corp.	11,000	147,457
Simplo Technology Co., Ltd.	4,000	53,805
Sinbon Electronics Co., Ltd.	14,000	120,816
Sinon Corp.	38,000	47,380
SinoPac Financial Holdings Co., Ltd.	394,531	265,953
Sinyi Realty, Inc.	1,000	1,018
Sitronix Technology Corp.	10,000	85,990
Siward Crystal Technology Co., Ltd.	52,000	51,502
Solar Applied Materials Technology Corp.	48,000	65,598
Sonix Technology Co., Ltd.	1,000	1,563
Speed Tech Corp.	8,000	15,454
Sporton International, Inc.	6,200	47,506
St. Shine Optical Co., Ltd.	3,000	17,275
Standard Chemical & Pharmaceutical Co., Ltd.	6,000	11,645
Standard Foods Corp.	22,000	25,910
Stark Technology, Inc.	14,000	55,678
S-Tech Corp.	1,000	1,067
#Sun Yad Construction Co., Ltd.	37,000	23,067
Sunko INK Co., Ltd.	17,000	7,440
#Sunonwealth Electric Machine Industry Co., Ltd.	32,000	110,558
Sunplus Technology Co., Ltd.	42,000	40,050
Sunrex Technology Corp.	12,000	22,738
Supreme Electronics Co., Ltd.	45,564	123,418
Swancor Holding Co., Ltd.	8,000	36,853
Symtek Automation Asia Co., Ltd.	1,000	3,931
Syncmold Enterprise Corp.	12,000	34,052
Synmosa Biopharma Corp.	10,929	12,939
Synnex Technology International Corp.	95,000	232,817
*Sysgration	2,000	2,131
Systex Corp.	5,000	19,194
TA Chen Stainless Pipe	126,800	143,303
#*Ta Ya Electric Wire & Cable	155,652	271,992
*Tai Tung Communication Co., Ltd.	24,000	16,105
Taichung Commercial Bank Co., Ltd.	115,520	62,794
TaiDoc Technology Corp.	3,000	14,234
Taiflex Scientific Co., Ltd.	15,000	23,724
Taimide Tech, Inc.	4,000	5,380
Taishin Financial Holding Co., Ltd.	268,014	147,744
Taisun Enterprise Co., Ltd.	12,000	8,200
Taiwan Business Bank	174,920	91,054
Taiwan Cooperative Financial Holding Co., Ltd.	187,250	150,665
Taiwan Fertilizer Co., Ltd.	18,000	36,153
Taiwan Fire & Marine Insurance Co., Ltd.	1,000	884
Taiwan FU Hsing Industrial Co., Ltd.	9,000	14,870
*Taiwan Glass Industry Corp.	27,000	14,221
Taiwan High Speed Rail Corp.	74,000	67,950
Taiwan Hon Chuan Enterprise Co., Ltd.	23,000	112,309
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	26,000	30,661
Taiwan Line Tek Electronic	2,000	2,042
Taiwan Mask Corp.	18,000	37,313
Taiwan Mobile Co., Ltd.	94,000	300,227
Taiwan PCB Techvest Co., Ltd.	19,000	23,398
Taiwan Sakura Corp.	11,000	30,370
Taiwan Secom Co., Ltd.	21,000	82,873

64

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Taiwan Semiconductor Co., Ltd.	18,000	$40,354
Taiwan Semiconductor Manufacturing Co., Ltd.	421,000	10,214,054
Taiwan Styrene Monomer	42,000	17,026
Taiwan Surface Mounting Technology Corp.	15,000	55,049
*Taiwan TEA Corp.	36,000	24,876
Taiwan Union Technology Corp.	14,000	79,756
Taiwan-Asia Semiconductor Corp.	13,000	15,490
*Tatung Co., Ltd.	81,000	162,687
TCI Co., Ltd.	5,000	22,188
Tehmag Foods Corp.	3,000	27,640
Test Research, Inc.	11,000	35,809
Thinking Electronic Industrial Co., Ltd.	3,000	14,511
Thye Ming Industrial Co., Ltd.	4,000	9,201
Ton Yi Industrial Corp.	57,000	26,170
Tong Hsing Electronic Industries, Ltd.	15,700	71,118
Tong Yang Industry Co., Ltd.	19,000	69,437
Tong-Tai Machine & Tool Co., Ltd.	61,000	46,272
Topco Scientific Co., Ltd.	14,231	109,042
Topkey Corp.	4,000	24,200
Transcend Information, Inc.	10,000	28,776
Transcom, Inc.	2,000	10,442
Trusval Technology Co., Ltd.	4,000	19,900
TSC Auto ID Technology Co., Ltd.	2,000	13,973
#TSEC Corp.	34,104	29,169
TSRC Corp.	29,000	21,464
TTY Biopharm Co., Ltd.	12,000	28,413
Tung Ho Steel Enterprise Corp.	67,000	150,823
TURVO International Co., Ltd.	1,000	4,038
TXC Corp.	21,000	72,554
TYC Brother Industrial Co., Ltd.	15,000	23,125
*Tycoons Group Enterprise	702	264
UDE Corp.	8,000	15,576
Unic Technology Corp.	14,000	9,932
Union Bank Of Taiwan	72,200	34,147
*Union Insurance Co., Ltd.	5,000	4,937
Uni-President Enterprises Corp.	437,000	1,026,672
#Unitech Printed Circuit Board Corp.	46,000	37,012
United Integrated Services Co., Ltd.	15,000	181,961
United Microelectronics Corp.	6,000	9,342
United Orthopedic Corp.	7,000	21,497
United Recommend International Co., Ltd.	1,000	2,171
United Renewable Energy Co., Ltd.	123,000	45,707
Universal Vision Biotechnology Co., Ltd.	6,180	48,587
UPC Technology Corp.	82,000	34,626
USI Corp.	97,000	47,216
U-Tech Media Corp.	9,000	6,219
#Via Technologies, Inc.	8,000	31,448
VisEra Technologies Co., Ltd.	6,000	50,212
Visual Photonics Epitaxy Co., Ltd.	37,000	175,557
Voltronic Power Technology Corp.	4,000	190,406
Wafer Works Corp.	15,000	18,196
Waffer Technology Corp.	7,000	20,423
Wah Lee Industrial Corp.	21,000	81,260
Walsin Lihwa Corp.	142,000	160,918
Walsin Technology Corp.	19,000	65,060
Wei Chuan Foods Corp.	2,000	1,164
Weikeng Industrial Co., Ltd.	58,000	60,918
Wholetech System Hitech, Ltd.	5,000	16,737

65

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Winbond Electronics Corp.	166,864	$133,237
WinWay Technology Co., Ltd.	1,000	25,705
Wisdom Marine Lines Co., Ltd.	51,000	106,661
Wistron Corp.	114,000	397,365
Wistron Information Technology & Services Corp.	2,000	8,507
#Wistron NeWeb Corp.	31,074	143,623
Wiwynn Corp.	4,000	289,908
Wowprime Corp.	3,000	21,651
WPG Holdings, Ltd.	143,000	387,780
WT Microelectronics Co., Ltd.	56,583	260,655
Yageo Corp.	9,000	172,747
Yankey Engineering Co., Ltd.	3,000	35,194
YC INOX Co., Ltd.	9,000	7,020
YCC Parts Manufacturing Co., Ltd.	1,000	2,368
*Yea Shin International Development Co., Ltd.	21,062	28,137
Yen Sun Technology Corp.	4,000	7,776
*Yeong Guan Energy Technology Group Co., Ltd.	11,000	16,148
YFY, Inc.	73,000	69,610
Yieh Phui Enterprise Co., Ltd.	113,000	53,443
Youngtek Electronics Corp.	11,000	25,269
*Yuanta Financial Holding Co., Ltd.	312,165	293,835
Yulon Motor Co., Ltd.	67,200	141,780
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	5,000	12,131
Yungshin Construction & Development Co., Ltd.	10,000	62,957
YungShin Global Holding Corp.	9,000	13,502
Zenitron Corp.	17,000	18,534
Zero One Technology Co., Ltd.	16,000	36,853
Zhen Ding Technology Holding, Ltd.	20,000	71,249
*Zinwell Corp.	23,000	14,162
#Zyxel Group Corp.	54,000	68,823

TOTAL TAIWAN		49,114,925

THAILAND — (1.2%)
AAPICO Hitech PCL	24,300	14,097
Advanced Information Technology PCL	3,600	418
After You PCL	400	99
Airports of Thailand PCL	6,700	11,796
Airports of Thailand PCL, Class F	12,000	21,128
Amata Corp. PCL	40,600	24,868
AP Thailand PCL	257,300	74,982
AP Thailand PCL	29,000	8,451
Asia Plus Group Holdings PCL	7,600	546
Asian Alliance International PCL, Class R	8,000	1,133
Bangchak Corp. PCL	146,400	165,915
Bangchak Corp. PCL, Class F	15,900	18,019
Bangchak Sriracha PCL	40,100	9,576
Bangkok Bank PCL	4,500	16,635
Bangkok Bank PCL, Class F	15,100	55,820
Bangkok Chain Hospital PCL	117,800	63,890
Bangkok Chain Hospital PCL, Class F	36,200	19,634
Bangkok Dusit Medical Services PCL	156,900	122,777
Bangkok Dusit Medical Services PCL, Class F	84,600	66,201
Bangkok Expressway & Metro PCL, Class F	85,400	19,126
Bangkok Expressway & Metro PCL, Class R	121,300	27,167
Bangkok Insurance PCL, Class F	4,000	31,517
*Bangkok Land PCL	44,400	815
*Bangkok Land PCL, Class F	1,150,000	21,101
BEC World PCL	19,400	2,534
Betagro PCL	17,800	11,479

66

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
BTS Group Holdings PCL	131,100	$22,463
Bumrungrad Hospital PCL	30,600	202,294
Cal-Comp Electronics Thailand PCL	13,541	826
Cal-Comp Electronics Thailand PCL	161,900	9,873
Carabao Group PCL	9,500	17,559
Central Retail Corp. PCL, Class R	21,300	19,829
CH Karnchang PCL	57,900	35,465
Chularat Hospital PCL	227,900	17,833
Chularat Hospital PCL	188,300	14,735
Com7 PCL	24,500	12,098
*CP ALL PCL	79,000	122,572
CP Axtra PCL, Class F	18,200	15,961
Delta Electronics Thailand PCL	9,300	17,566
Delta Electronics Thailand PCL	26,000	49,110
Dhipaya Group Holdings PCL, Class F	13,300	10,946
Diamond Building Products PCL	1,800	389
Dohome PCL	62,873	18,323
Eastern Polymer Group PCL	2,400	444
Eastern Water Resources Development and Management PCL	2,300	217
*Ekachai Medical Care PCL	1,025	214
Energy Absolute PCL	27,000	22,403
Energy Absolute PCL	18,100	15,018
Exotic Food PCL	6,900	5,679
Frasers Property Thailand PCL, Class R	2,000	777
Gunkul Engineering PCL	102,500	7,136
Hana Microelectronics PCL	8,900	9,306
Home Product Center PCL	76,700	21,524
Ichitan Group PCL	91,000	44,444
Index Livingmall PCL	400	225
Indorama Ventures PCL, Class F	44,800	28,891
#IRPC PCL	416,400	22,135
*Italian-Thai Development PCL	15,200	299
Jasmine International PCL	397,200	34,297
*Jasmine Technology Solution PCL	1,300	1,771
*Jasmine Technology Solution PCL	7,800	10,629
*Jaymart Group Holdings PCL, Class R	28,000	10,577
Karmarts PCL	55,000	23,745
Kaset Thai International Sugar Corp. PCL	2,300	210
Kasikornbank PCL	6,400	22,536
KCE Electronics PCL	42,800	45,329
KCE Electronics PCL, Class F	18,000	19,064
Kiatnakin Phatra Bank PCL	8,600	12,067
Krung Thai Bank PCL	33,000	14,960
Krungthai Card PCL	26,600	30,863
Krungthai Card PCL	15,900	18,448
Lalin Property PCL	1,600	322
Land & Houses PCL	442,300	88,914
Land & Houses PCL, Class F	295,900	59,483
Loxley PCL	6,700	268
LPN Development PCL	5,400	507
Major Cineplex Group PCL	35,800	14,297
*Malee Group PCL	21,000	7,763
MBK PCL	20,800	9,541
MC Group PCL	8,900	2,954
Mega Lifesciences PCL	5,900	6,527
Mega Lifesciences PCL	22,800	25,224
Minor International PCL	26,600	23,686
Minor International PCL, Class F	39,600	35,262

67

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
MK Restaurants Group PCL	2,600	$2,613
Netbay PCL	8,700	4,742
Noble Development PCL	2,100	211
Nonthavej Hospital PCL	100	95
Northeast Rubber PCL, Class R	2,700	404
Origin Property PCL	42,100	8,066
Praram 9 Hospital PCL, Class R	16,200	8,480
Prima Marine PCL, Class R	2,500	516
Pruksa Holding PCL	4,600	1,440
Pruksa Holding PCL	29,300	9,171
*PSG Corp. PCL	169,700	2,839
*PSG Corp. PCL, Class F	237,700	3,977
PTG Energy PCL	84,000	19,833
PTT Global Chemical PCL	15,600	15,469
PTT Global Chemical PCL, Class F	22,600	22,411
PTT Oil & Retail Business PCL, Class F	36,600	18,468
PTT Oil & Retail Business PCL, Class R	41,000	20,688
Quality Houses PCL	29,800	1,753
Quality Houses PCL, Class F	656,700	38,629
R&B Food Supply PCL	16,400	4,956
Rajthanee Hospital PCL	400	273
Ramkhamhaeng Hospital PCL	400	337
Ramkhamhaeng Hospital PCL, Class F	15,100	12,733
Ratchaphruek Hospital PCL	900	148
*Roctec Global PCL	20,100	423
RS PCL	33,100	11,611
RS PCL	1,870	656
S Hotels & Resorts PCL	4,700	312
Sabina PCL	400	278
#*Samart Corp. PCL	36,900	6,123
Sansiri PCL	1,995,300	91,528
Sappe PCL	3,500	9,208
SC Asset Corp. PCL	46,300	4,722
SCB X PCL	2,200	6,322
SCG Packaging PCL	16,100	14,119
Siam Global House PCL	37,374	16,337
Siam Global House PCL	28,244	12,346
Siam Wellness Group PCL	450	100
Siamgas & Petrochemicals PCL	2,900	602
Sikarin PCL	1,700	468
*Singer Thailand PCL	28,800	7,849
SISB PCL, Class R	6,300	6,587
Somboon Advance Technology PCL	400	177
SPCG PCL	2,100	640
Sri Trang Agro-Industry PCL	64,700	30,552
Sri Trang Gloves Thailand PCL	8,800	2,196
Srinanaporn Marketing PCL, Class R	21,900	9,987
#*Star Petroleum Refining PCL	70,700	15,262
*Star Petroleum Refining PCL	21,200	4,576
Stars Microelectronics Thailand PCL	2,000	149
Supalai PCL	74,800	39,963
*Super Energy Corp. PCL, Class R	102,300	856
Susco PCL	48,400	5,224
Taokaenoi Food & Marketing PCL	28,900	8,110
Thai Nakarin Hospital PCL	200	191
Thai Oil PCL	47,400	69,706
Thai Union Group PCL	68,100	27,380
Thai Wah PCL	1,000	103

68

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Thaicom PCL	43,500	$15,024
Thaitheparos PCL	300	344
Thanachart Capital PCL	12,400	16,395
Thonburi Healthcare Group PCL, Class R	16,300	17,593
Tipco Asphalt PCL	43,700	18,867
Tisco Financial Group PCL	11,000	28,865
Tisco Financial Group PCL, Class F	8,000	20,993
TKS Technologies PCL	1,100	241
TMBThanachart Bank PCL	331,700	16,200
TOA Paint Thailand PCL	55,800	38,018
TOA Paint Thailand PCL	11,400	7,767
TTW PCL	40,900	9,932
TTW PCL	4,400	1,069
Union Auction PCL	600	147
United Paper PCL, Class R	1,200	372
VGI PCL	66,800	3,082
WHA Corp. PCL	218,700	29,506
WHA Corp. PCL, Class F	167,300	22,572
WHA Utilities and Power PCL	3,500	368
#*Xspring Capital PCL, Class R	224,100	6,894
*YGGDRAZIL Group PCL	1,300	237

TOTAL THAILAND		2,952,923

TURKEY — (1.0%)
Adel Kalemcilik Ticaret ve Sanayi AS	358	8,293
Agesa Hayat ve Emeklilik AS	216	566
Akbank TAS	84,877	155,852
*Aksigorta AS	4,613	1,058
Alarko Holding AS	6,236	22,458
*Anadolu Anonim Turk Sigorta Sirketi	19,040	52,927
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,272	40,991
Anadolu Hayat Emeklilik AS	1,798	3,082
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	1,677	6,097
Arcelik AS	3,517	18,793
ARD Grup Bilisim Teknolojileri AS	2,187	2,980
Aselsan Elektronik Sanayi Ve Ticaret AS	20,802	39,032
*Aydem Yenilenebilir Enerji AS	10,039	8,756
Aygaz AS	4,467	27,028
Aztek Teknoloji Urunleri Ticaret AS	330	1,034
Bagfas Bandirma Gubre Fabrikalari AS	1,920	1,431
*Baticim Bati Anadolu Cimento Sanayii AS	1,125	4,736
BIM Birlesik Magazalar AS	12,602	150,633
*Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	1,611	29,930
Borusan Yatirim ve Pazarlama AS	171	17,073
Bosch Fren Sistemleri Sanayi ve Ticaret AS	225	7,000
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	300	1,168
Bursa Cimento Fabrikasi AS	16,312	4,267
Celebi Hava Servisi AS	100	5,665
Coca-Cola Icecek AS	2,505	56,094
Deva Holding AS	1,317	3,065
Dogus Otomotiv Servis ve Ticaret AS	8,807	77,185
*EGE Endustri VE Ticaret AS	34	18,378
*EGE Gubre Sanayii AS	1,305	1,838
ΩEnerjisa Enerji AS	9,859	20,722
Eregli Demir ve Celik Fabrikalari TAS	15,371	20,443
Escar Turizm Tasimacilik Ticaret AS	181	1,532
*Europap Tezol Kagit Sanayi VE Ticaret AS	760	523
Ford Otomotiv Sanayi AS	2,102	72,325
Galata Wind Enerji AS	9,126	7,989

69

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	143	$2,465
GSD Holding AS	1	—
*Gubre Fabrikalari TAS	1,228	5,845
*Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	17,531	5,074
Is Yatirim Menkul Degerler AS	44,783	51,704
*Isiklar Enerji ve Yapi Holding AS	12,468	1,891
*Jantsa Jant Sanayi Ve Ticaret AS	491	4,614
*Karel Elektronik Sanayi ve Ticaret AS	2,650	1,231
*Karsan Otomotiv Sanayii Ve Ticaret AS	7,259	3,399
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	39,803	2,963
Kervan Gida Sanayi Ve Ticaret AS	224	196
Kocaer Celik Sanayi Ve Ticaret AS	2,451	4,395
Kontrolmatik Enerji Ve Muhendislik AS	3,031	22,094
Koza Altin Isletmeleri AS	26,095	18,747
LDR Turizm AS	652	1,479
Logo Yazilim Sanayi Ve Ticaret AS	2,626	7,332
ΩMavi Giyim Sanayi Ve Ticaret AS, Class B	39,246	112,126
*MIA Teknoloji AS	10,793	18,735
Migros Ticaret AS	3,145	42,935
*ΩMLP Saglik Hizmetleri AS	4,257	30,767
*NET Holding AS	1,849	1,769
*Orge Enerji Elektrik Taahhut AS	210	454
Otokar Otomotiv Ve Savunma Sanayi A.S.	1,800	29,104
*Peker Gayrimenkul Yatirim Ortakligi AS	6,273	1,558
*Penta Teknoloji Urunleri Dagitim Ticaret AS	1,616	905
*Petkim Petrokimya Holding AS	70,102	44,863
Polisan Holding AS	9,460	3,822
*Qua Granite Hayal	24,264	3,118
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	13,195	13,783
*Sasa Polyester Sanayi AS	9,825	12,527
*Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	573	1,392
*Sekerbank Turk AS	19,481	2,924
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	14,750	24,009
Sok Marketler Ticaret AS	22,154	39,892
Suwen Tekstil Sanayi Pazarlama AS	665	404
*TAV Havalimanlari Holding AS	11,539	78,372
Tekfen Holding AS	699	1,117
*Teknosa Ic Ve Dis Ticaret AS	8,265	10,298
Tofas Turk Otomobil Fabrikasi AS	5,605	47,651
*Tukas Gida Sanayi ve Ticaret AS	13,988	3,932
*Tumosan Motor ve Traktor Sanayi AS	2,408	12,495
Turk Traktor ve Ziraat Makineleri AS	1,406	39,920
Turkcell Iletisim Hizmetleri AS	57,157	142,643
Turkiye Garanti Bankasi AS	23,265	59,247
Turkiye Is Bankasi AS	185,975	78,752
Turkiye Petrol Rafinerileri AS	34,064	206,005
Turkiye Sigorta AS	13,385	27,389
*Turkiye Vakiflar Bankasi TAO	35,441	21,543
*Ulker Biskuvi Sanayi AS	9,575	33,803
Ulusoy Un Sanayi ve Ticaret AS	168	148
*Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	176	500
Vestel Beyaz Esya Sanayi ve Ticaret AS	26,917	18,457
*Vestel Elektronik Sanayi ve Ticaret AS	15,635	40,323
Yapi ve Kredi Bankasi AS	135,234	134,831
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	3,120	3,055
*Zorlu Enerji Elektrik Uretim AS	36,368	7,425

TOTAL TURKEY		2,377,366

70

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
UNITED ARAB EMIRATES — (1.8%)
Abu Dhabi Commercial Bank PJSC	145,828	$331,527
Abu Dhabi Islamic Bank PJSC	102,294	310,817
Abu Dhabi National Hotels	181,012	31,344
Abu Dhabi National Oil Co. for Distribution PJSC	156,489	148,696
*Abu Dhabi Ports Co. PJSC	26,288	41,584
Abu Dhabi Ship Building Co. PJSC	152	169
ADNOC Drilling Co. PJSC	95,417	100,278
*<»Agility Global PLC	177,998	63,001
Agthia Group PJSC	28,185	43,818
*Ajman Bank PJSC	55,992	28,660
AL Yah Satellite Communications Co-Pjsc-Yah Sat	117,579	76,830
Aldar Properties PJSC	99,012	147,188
*Alpha Dhabi Holding PJSC	10,572	40,643
*Aramex PJSC	70,730	49,876
Burjeel Holdings PLC	48,046	38,459
Deyaar Development PJSC	71,194	14,538
Dubai Financial Market PJSC	58,037	21,806
Dubai Investments PJSC	153,253	90,961
Dubai Islamic Bank PJSC	267,608	405,102
Emaar Development PJSC	61,405	139,766
Emaar Properties PJSC	307,368	687,057
Emirates Driving Co.	10,080	8,151
Emirates Integrated Telecommunications Co. PJSC	57,721	91,935
Emirates NBD Bank PJSC	126,057	583,454
»Emirates Telecommunications Group Co. PJSC	120,599	558,192
*EMSTEEL Building Materials PJSC	54,690	21,293
Fertiglobe PLC	36,774	27,934
First Abu Dhabi Bank PJSC	77,768	264,245
*Ghitha Holding PJSC	2,450	23,680
*Gulf Pharmaceutical Industries PSC	720	184
*Manazel PJSC	3,136	324
*Palms Sports PrJSC	104	275
RAK Properties PJSC	93,363	31,012
Ras Al Khaimah Ceramics	38,940	29,261
Salik Co PJSC	26,988	25,424
TECOM Group PJSC	19,919	14,968
*»Union Properties PJSC	222,519	26,051

TOTAL UNITED ARAB EMIRATES		4,518,503

TOTAL COMMON STOCKS		246,044,661

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
*Alpargatas SA, Preference	14,500	26,465
Banco ABC Brasil SA	17,539	78,337
*Banco ABC Brasil SA	14	62
Banco Bradesco SA, Preference	146,123	394,691
Banco do Estado do Rio Grande do Sul SA, Preference B	28,600	69,526
Banco Pan SA	21,200	37,384
Centrais Eletricas Brasileiras SA, Preference B	1,700	13,631
Cia de Ferro Ligas da Bahia FERBASA, Preference	4,800	7,363
Cia De Sanena Do Parana, Preference	14,300	14,209
Cia Energetica de Minas Gerais	119,340	224,952
Companhia Paranaense de Energia, Preference B	123,035	215,776
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	11,300	54,439
Eucatex SA Industria e Comercio, Preference	3,400	9,997
Gerdau SA, Preference	1,260	4,439
Itau Unibanco Holding SA, Preference	68,600	415,060
Marcopolo SA, Preference	47,880	60,876

71

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Raizen SA	139,669	$82,458
Randon SA Implementos e Participacoes, Preference	14,000	28,875
Schulz SA	300	356
Track & Field Co. SA	200	434
Unipar Carbocloro SA	990	10,083
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Preference A	19,000	28,996

TOTAL BRAZIL		1,778,409

CHILE — (0.1%)
Embotelladora Andina SA, Preference B	17,291	49,100

TOTAL CHILE		49,100

COLOMBIA — (0.0%)
Bancolombia SA, Preference	656	5,411
Grupo de Inversiones Suramericana SA	4,861	28,876

TOTAL COLOMBIA		34,287

INDIA — (0.0%)
*<»Sundaram-Clayton, Ltd.	2	—
»TVS Holdings, Ltd.	2,320	305

TOTAL INDIA		305

TOTAL PREFERRED STOCKS		1,862,101

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Diagnosticos da America SA 4/30/2025	7	2
*Grupo Casas Bahia SA 9/19/2024	22,700	44

TOTAL BRAZIL		46

TAIWAN — (0.0%)
*Chlitina Holding, Ltd. 5/14/2024	90	89
*Eris Technology Corp. 5/30/2024	143	253

TOTAL TAIWAN		342

THAILAND — (0.0%)
*Northeast Rubber PCL - NVDR 12/31/2024	450	—
Roctec Global PCL 2/6/2027	5,025	—
*RS PCL 12/31/2025	187	24

TOTAL THAILAND		24

TOTAL RIGHTS/WARRANTS		412

TOTAL INVESTMENT SECURITIES — (99.1%) (Cost $215,325,544)		247,907,174

SECURITIES LENDING COLLATERAL — (0.9%)
@§The DFA Short Term Investment Fund	199,927	2,312,751

TOTAL INVESTMENTS — (100.0%) (Cost $217,638,295)		$250,219,925

*	Non-Income Producing Securities
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed
Ω	liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
»	Securities that have generally been fair value factored
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of April 30, 2024
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

72

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Brazil	$9,724,124	$3,137	$—		$9,727,261
Chile	1,369,810	—	—		1,369,810
China	61,044,706	16,439	—		61,061,145
Colombia	307,167	—	—		307,167
Czechia	87,931	—	—		87,931
Egypt	26,992	—	—		26,992
Greece	1,107,400	—	—		1,107,400
Hungary	426,646	—	—		426,646
India	48,046,724	—	—		48,046,724
Indonesia	1,256,498	63	—		1,256,561
Korea, Republic of	34,680,683	45,080	—		34,725,763
Kuwait	1,830,288	—	—		1,830,288
Malaysia	2,871,443	—	—		2,871,443
Mexico	5,935,935	—	—		5,935,935
Peru	214,464	—	—		214,464
Philippines	519,048	—	—		519,048
Poland	2,199,679	—	—		2,199,679
Qatar	1,583,992	—	—		1,583,992
Saudi Arabia	8,616,660	—	—		8,616,660
South Africa	5,166,035	—	—		5,166,035
Taiwan	49,114,925	—	—		49,114,925
Thailand	2,082,937	869,986	—		2,952,923
Turkey	2,377,366	—	—		2,377,366
United Arab Emirates	3,871,258	584,243	63,002		4,518,503
Preferred Stocks
Brazil	1,778,409	—	—		1,778,409
Chile	49,100	—	—		49,100
Colombia	34,287	—	—		34,287
India	—	305	—		305
Rights/Warrants
Brazil	46	—	—		46
Taiwan	—	342	—		342
Thailand	23	1	—		24
Securities Lending Collateral	—	2,312,751	—		2,312,751

Total Investments	$246,324,576	$3,832,347	$63,002	***	$250,219,925

***	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

73

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional ETF Trust

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date:	July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	July 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	July 5, 2024

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional ETF Trust

Date:	July 5, 2024